SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT (No. 033-43529)
UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. ____	[ ]
Post-Effective Amendment No. 78	[X]
and
REGISTRATION STATEMENT (No. 811-06440)
UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 78	[X]

Fidelity Aberdeen Street Trust
(Exact Name of Registrant as Specified in Charter)

245 Summer Street, Boston, Massachusetts 02210
(Address Of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number: 617-563-7000

Marc Bryant, Secretary
245 Summer Street
Boston, Massachusetts 02210
(Name and Address of Agent for Service)

It is proposed that this filing will become effective on May 28, 2016 pursuant to paragraph (b) at 5:30 p.m. Eastern Time.

Fidelity Freedom® Index Funds

Fidelity Freedom® Index Income Fund
Class/Ticker
W/FFGZX

Fidelity Freedom® Index 2005 Fund
Class/Ticker
W/FFGFX

Fidelity Freedom® Index 2010 Fund
Class/Ticker
W/FFWTX

Fidelity Freedom® Index 2015 Fund
Class/Ticker
W/FIWFX

Fidelity Freedom® Index 2020 Fund
Class/Ticker
W/FIWTX

Fidelity Freedom® Index 2025 Fund
Class/Ticker
W/FFEDX

Fidelity Freedom® Index 2030 Fund
Class/Ticker
W/FFEGX

Fidelity Freedom® Index 2035 Fund
Class/Ticker
W/FFEZX

Fidelity Freedom® Index 2040 Fund
Class/Ticker
W/FFIZX

Fidelity Freedom® Index 2045 Fund
Class/Ticker
W/FFOLX

Fidelity Freedom® Index 2050 Fund
Class/Ticker
W/FFOPX

Fidelity Freedom® Index 2055 Fund
Class/Ticker
W/FFLDX

Fidelity Freedom® Index 2060 Fund
Class/Ticker
W/FFLEX

Prospectus

May 28, 2016

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

245 Summer Street, Boston, MA 02210

Contents
Fund Summary	Fidelity Freedom® Index Income Fund
Fidelity Freedom® Index 2005 Fund
Fidelity Freedom® Index 2010 Fund
Fidelity Freedom® Index 2015 Fund
Fidelity Freedom® Index 2020 Fund
Fidelity Freedom® Index 2025 Fund
Fidelity Freedom® Index 2030 Fund
Fidelity Freedom® Index 2035 Fund
Fidelity Freedom® Index 2040 Fund
Fidelity Freedom® Index 2045 Fund
Fidelity Freedom® Index 2050 Fund
Fidelity Freedom® Index 2055 Fund
Fidelity Freedom® Index 2060 Fund
Fund Basics	Investment Details
Valuing Shares
Shareholder Information	Additional Information about the Purchase and Sale of Shares
Converting Shares
Exchanging Shares
Account Policies
Dividends and Capital Gain Distributions
Tax Consequences
Fund Services	Fund Management
Fund Distribution
Appendix	Financial Highlights
Additional Index Information

Fund Summary

Fund/Class:
Fidelity Freedom® Index Income Fund/W

Investment Objective

The fund seeks high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Acquired fund fees and expenses	0.09%
Total annual operating expenses(a)	0.14%
Fee waiver and/or expense reimbursement(b)	0.04%
Total annual operating expenses after fee waiver and/or expense reimbursement(a)	0.10%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

(b)  Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class W of the fund to the extent that total operating expenses (including acquired fund fees and expenses, but excluding interest, certain taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses, if any, incurred by the fund or an acquired fund in which the fund invests) exceed 0.10% of its average net assets. This arrangement will remain in effect through May 31, 2019. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$10
3 years	$32
5 years	$65
10 years	$166

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies
  Investing in a combination of Fidelity® domestic equity funds (including commodity funds), international funds (developed and emerging markets), bond funds (including treasury inflation-protected security funds), and short-term funds (underlying Fidelity® funds), each of which (excluding the money market fund) seeks to provide investment results that correspond to the total return of a specific index or market segment.
  Allocating assets among underlying Fidelity® funds according to a stable asset allocation strategy shown in the "glide path" below.

  Using an asset allocation among underlying Fidelity® domestic equity funds, international equity funds, bond funds, and short-term funds according to a stable asset allocation of approximately:

Bond Funds*
Investment-Grade Bond Fund	40.0%
Inflation-Protected Bond Fund	6.0%
Domestic Equity Funds*
Domestic Equity Fund	15.7%
Commodity Fund	1.1%
International Equity Funds*
International Equity Fund	7.2%
Short-Term Funds*
Short-Term Fund	30.0%

* FMRC may change these percentages over time.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure.  Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment.  The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
  Correlation to Index.  The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index.
  Leverage Risk.  Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of Fidelity Freedom® Index Income Fund, a class of shares of the fund, from year to year and compares the performance of this class to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance is not an indication of future performance.

Visit www.401k.com and log in or www.fidelity.com for more recent performance information for Fidelity Freedom® Index Income Fund, a class of shares of Fidelity Freedom® Index Income Fund.

Performance history will be available at www.401k.com (log in) for Class W after Class W has been in operation for one calendar year.

Year-by-Year Returns*

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	3.49%	September 30, 2010
Lowest Quarter Return	(2.10)%	September 30, 2011
Year-to-Date Return	1.68%	March 31, 2016

*The returns shown above are for Fidelity Freedom® Index Income Fund, a class of shares of the fund that is not offered through this prospectus. Class W would have substantially similar annual returns to Fidelity Freedom® Index Income Fund because the classes are invested in the same portfolio of securities. Class W's returns would differ from Fidelity Freedom® Index Income Fund's returns to the extent that the classes do not have the same expenses.

Average Annual Returns*

For the periods ended December 31, 2015	Past 1 year	Past 5 years	Life of class(a)
Fidelity Freedom® Index Income Fund	(0.33)%	2.77%	3.51%
Barclays® U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	0.55%	3.25%	3.63%
Fidelity Freedom Index Income Composite Index℠ (reflects no deduction for fees, expenses, or taxes)	(0.24)%	3.28%	3.90%

(a)  From October 2, 2009

*The returns shown above are for Fidelity Freedom® Index Income Fund, a class of shares of the fund that is not offered through this prospectus. Class W would have substantially similar annual returns to Fidelity Freedom® Index Income Fund because the classes are invested in the same portfolio of securities. Class W's returns would differ from Fidelity Freedom® Index Income Fund's returns to the extent that the classes do not have the same expenses.

Investment Adviser

FMR Co., Inc. (FMRC) (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since October 2009.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

Shares generally are available only to certain employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which Fidelity provides recordkeeping services. Plan participants may purchase shares only if shares are eligible for sale and available through their plan. You may buy or sell shares in various ways:

Internet

www.401k.com

Phone

For Individual Accounts (investing through a retirement plan sponsor or other institution), refer to your plan materials or contact that institution directly.

For Retirement Plan Level Accounts:

Corporate Clients 1-800-962-1375

"Not for Profit" Clients 1-800-343-0860

Mail

Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for investors who purchase shares through eligible employer-sponsored retirement plans. Additional information regarding Class W eligibility is included in the “Additional Information about the Purchase and Sale of Shares” section of the prospectus.

Tax Information

Distributions by the fund to tax-advantaged retirement plan accounts are not taxable currently (but you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Freedom® Index 2005 Fund/W

Investment Objective

The fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Acquired fund fees and expenses	0.09%
Total annual operating expenses(a)	0.14%
Fee waiver and/or expense reimbursement(b)	0.04%
Total annual operating expenses after fee waiver and/or expense reimbursement(a)	0.10%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

(b)  Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class W of the fund to the extent that total operating expenses (including acquired fund fees and expenses, but excluding interest, certain taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses, if any, incurred by the fund or an acquired fund in which the fund invests) exceed 0.10% of its average net assets. This arrangement will remain in effect through May 31, 2019. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$10
3 years	$32
5 years	$65
10 years	$166

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies
  FMR Co., Inc (FMRC) may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of Fidelity® domestic equity funds (including commodity funds), international funds (developed and emerging markets), bond funds (including treasury inflation-protected security funds), and short-term funds (underlying Fidelity® funds), each of which (excluding the money market fund) seeks to provide investment results that correspond to the total return of a specific index or market segment.
  Allocating assets among underlying Fidelity® funds according to an asset allocation strategy shown in the "glide path" below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Freedom® Index Income Fund (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2005)).

  Using an asset allocation among underlying Fidelity® funds as of March 31, 2016, of approximately:

Bond Funds*
Investment-Grade Bond Fund	36.6%
Inflation-Protected Bond Fund	4.8%
Domestic Equity Funds*
Domestic Equity Fund	24.7%
Commodity Fund	1.1%
International Equity Funds*
International Equity Fund	11.0%
Short-Term Funds*
Short-Term Fund	21.8%

* FMRC may change these percentages over time.
  Designed for investors who retired in or within a few years of 2005 (target retirement date) at or around age 65 and plan to gradually withdraw the value of their account in the fund over time.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment.  The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
  Correlation to Index.  The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index.
  Leverage Risk.  Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of Fidelity Freedom® Index 2005 Fund, a class of shares of the fund, from year to year and compares the performance of this class to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance is not an indication of future performance.

Visit www.401k.com and log in or www.fidelity.com for more recent performance information for Fidelity Freedom® Index 2005 Fund, a class of shares of Fidelity Freedom® Index 2005 Fund.

Performance history will be available at www.401k.com (log in) for Class W after Class W has been in operation for one calendar year.

Year-by-Year Returns*

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	6.49%	September 30, 2010
Lowest Quarter Return	(5.57)%	September 30, 2011
Year-to-Date Return	1.63%	March 31, 2016

*The returns shown above are for Fidelity Freedom® Index 2005 Fund, a class of shares of the fund that is not offered through this prospectus. Class W would have substantially similar annual returns to Fidelity Freedom® Index 2005 Fund because the classes are invested in the same portfolio of securities. Class W's returns would differ from Fidelity Freedom® Index 2005 Fund's returns to the extent that the classes do not have the same expenses.

Average Annual Returns*

For the periods ended December 31, 2015	Past 1 year	Past 5 years	Life of class(a)
Fidelity Freedom® Index 2005 Fund	(0.44)%	3.77%	5.22%
Barclays® U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	0.55%	3.25%	3.63%
Fidelity Freedom Index 2005 Composite Index℠ (reflects no deduction for fees, expenses, or taxes)	(0.38)%	4.65%	5.85%

(a)  From October 2, 2009

*The returns shown above are for Fidelity Freedom® Index 2005 Fund, a class of shares of the fund that is not offered through this prospectus. Class W would have substantially similar annual returns to Fidelity Freedom® Index 2005 Fund because the classes are invested in the same portfolio of securities. Class W's returns would differ from Fidelity Freedom® Index 2005 Fund's returns to the extent that the classes do not have the same expenses.

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since October 2009.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

Shares generally are available only to certain employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which Fidelity provides recordkeeping services. Plan participants may purchase shares only if shares are eligible for sale and available through their plan. You may buy or sell shares in various ways:

Internet

www.401k.com

Phone

For Individual Accounts (investing through a retirement plan sponsor or other institution), refer to your plan materials or contact that institution directly.

For Retirement Plan Level Accounts:

Corporate Clients 1-800-962-1375

"Not for Profit" Clients 1-800-343-0860

Mail

Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for investors who purchase shares through eligible employer-sponsored retirement plans. Additional information regarding Class W eligibility is included in the “Additional Information about the Purchase and Sale of Shares” section of the prospectus.

Tax Information

Distributions by the fund to tax-advantaged retirement plan accounts are not taxable currently (but you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Freedom® Index 2010 Fund/W

Investment Objective

The fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Acquired fund fees and expenses	0.09%
Total annual operating expenses(a)	0.14%
Fee waiver and/or expense reimbursement(b)	0.04%
Total annual operating expenses after fee waiver and/or expense reimbursement(a)	0.10%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

(b)  Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class W of the fund to the extent that total operating expenses (including acquired fund fees and expenses, but excluding interest, certain taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses, if any, incurred by the fund or an acquired fund in which the fund invests) exceed 0.10% of its average net assets. This arrangement will remain in effect through May 31, 2019. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$10
3 years	$32
5 years	$65
10 years	$166

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies
  FMR Co., Inc (FMRC) may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of Fidelity® domestic equity funds (including commodity funds), international funds (developed and emerging markets), bond funds (including treasury inflation-protected security funds), and short-term funds (underlying Fidelity® funds), each of which (excluding the money market fund) seeks to provide investment results that correspond to the total return of a specific index or market segment.
  Allocating assets among underlying Fidelity® funds according to an asset allocation strategy shown in the "glide path" below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Freedom® Index Income Fund (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2010)).

  Using an asset allocation among underlying Fidelity® funds as of March 31, 2016, of approximately:

Bond Funds*
Investment-Grade Bond Fund	34.0%
Inflation-Protected Bond Fund	4.0%
Domestic Equity Funds*
Domestic Equity Fund	30.8%
Commodity Fund	1.1%
International Equity Funds*
International Equity Fund	13.7%
Short-Term Funds*
Short-Term Fund	16.4%

* FMRC may change these percentages over time.
  Designed for investors who retired in or within a few years of 2010 (target retirement date) at or around age 65 and plan to gradually withdraw the value of their account in the fund over time.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment.  The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
  Correlation to Index.  The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index.
  Leverage Risk.  Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of Fidelity Freedom® Index 2010 Fund, a class of shares of the fund, from year to year and compares the performance of this class to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance is not an indication of future performance.

Visit www.401k.com and log in or www.fidelity.com for more recent performance information for Fidelity Freedom® Index 2010 Fund, a class of shares of Fidelity Freedom® Index 2010 Fund.

Performance history will be available at www.401k.com (log in) for Class W after Class W has been in operation for one calendar year.

Year-by-Year Returns*

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	7.37%	September 30, 2010
Lowest Quarter Return	(6.93)%	September 30, 2011
Year-to-Date Return	1.56%	March 31, 2016

*The returns shown above are for Fidelity Freedom® Index 2010 Fund, a class of shares of the fund that is not offered through this prospectus. Class W would have substantially similar annual returns to Fidelity Freedom® Index 2010 Fund because the classes are invested in the same portfolio of securities. Class W's returns would differ from Fidelity Freedom® Index 2010 Fund's returns to the extent that the classes do not have the same expenses.

Average Annual Returns*

For the periods ended December 31, 2015	Past 1 year	Past 5 years	Life of class(a)
Fidelity Freedom® Index 2010 Fund	(0.60)%	4.68%	6.21%
Barclays® U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	0.55%	3.25%	3.63%
Fidelity Freedom Index 2010 Composite Index℠ (reflects no deduction for fees, expenses, or taxes)	(0.51)%	5.83%	7.06%

(a)  From October 2, 2009

*The returns shown above are for Fidelity Freedom® Index 2010 Fund, a class of shares of the fund that is not offered through this prospectus. Class W would have substantially similar annual returns to Fidelity Freedom® Index 2010 Fund because the classes are invested in the same portfolio of securities. Class W's returns would differ from Fidelity Freedom® Index 2010 Fund's returns to the extent that the classes do not have the same expenses.

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since October 2009.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

Shares generally are available only to certain employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which Fidelity provides recordkeeping services. Plan participants may purchase shares only if shares are eligible for sale and available through their plan. You may buy or sell shares in various ways:

Internet

www.401k.com

Phone

For Individual Accounts (investing through a retirement plan sponsor or other institution), refer to your plan materials or contact that institution directly.

For Retirement Plan Level Accounts:

Corporate Clients 1-800-962-1375

"Not for Profit" Clients 1-800-343-0860

Mail

Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for investors who purchase shares through eligible employer-sponsored retirement plans. Additional information regarding Class W eligibility is included in the “Additional Information about the Purchase and Sale of Shares” section of the prospectus.

Tax Information

Distributions by the fund to tax-advantaged retirement plan accounts are not taxable currently (but you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Freedom® Index 2015 Fund/W

Investment Objective

The fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Acquired fund fees and expenses	0.08%
Total annual operating expenses(a)	0.13%
Fee waiver and/or expense reimbursement(b)	0.03%
Total annual operating expenses after fee waiver and/or expense reimbursement(a)	0.10%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

(b)  Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class W of the fund to the extent that total operating expenses (including acquired fund fees and expenses, but excluding interest, certain taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses, if any, incurred by the fund or an acquired fund in which the fund invests) exceed 0.10% of its average net assets. This arrangement will remain in effect through May 31, 2019. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$10
3 years	$32
5 years	$63
10 years	$156

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies
  FMR Co., Inc (FMRC) may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of Fidelity® domestic equity funds (including commodity funds), international funds (developed and emerging markets), bond funds (including treasury inflation-protected security funds), and short-term funds (underlying Fidelity® funds), each of which (excluding the money market fund) seeks to provide investment results that correspond to the total return of a specific index or market segment.
  Allocating assets among underlying Fidelity® funds according to an asset allocation strategy shown in the "glide path" below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Freedom® Index Income Fund (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2015)).

  Using an asset allocation among underlying Fidelity® funds as of March 31, 2016, of approximately:

Bond Funds*
Investment-Grade Bond Fund	31.3%
Inflation-Protected Bond Fund	3.1%
Domestic Equity Funds*
Domestic Equity Fund	36.8%
Commodity Fund	1.2%
International Equity Funds*
International Equity Fund	16.3%
Short-Term Funds*
Short-Term Fund	11.3%

* FMRC may change these percentages over time.
  Designed for investors who retired in or within a few years of 2015 (target retirement date) at or around age 65 and plan to gradually withdraw the value of their account in the fund over time.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment.  The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
  Correlation to Index.  The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index.
  Leverage Risk.  Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of Fidelity Freedom® Index 2015 Fund, a class of shares of the fund, from year to year and compares the performance of this class to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance is not an indication of future performance.

Visit www.401k.com and log in or www.fidelity.com for more recent performance information for Fidelity Freedom® Index 2015 Fund, a class of shares of Fidelity Freedom® Index 2015 Fund.

Performance history will be available at www.401k.com (log in) for Class W after Class W has been in operation for one calendar year.

Year-by-Year Returns*

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	7.56%	September 30, 2010
Lowest Quarter Return	(7.14)%	September 30, 2011
Year-to-Date Return	1.46%	March 31, 2016

*The returns shown above are for Fidelity Freedom® Index 2015 Fund, a class of shares of the fund that is not offered through this prospectus. Class W would have substantially similar annual returns to Fidelity Freedom® Index 2015 Fund because the classes are invested in the same portfolio of securities. Class W's returns would differ from Fidelity Freedom® Index 2015 Fund's returns to the extent that the classes do not have the same expenses.

Average Annual Returns*

For the periods ended December 31, 2015	Past 1 year	Past 5 years	Life of class(a)
Fidelity Freedom® Index 2015 Fund	(0.70)%	4.90%	6.45%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	1.38%	12.57%	14.05%
Fidelity Freedom Index 2015 Composite Index℠ (reflects no deduction for fees, expenses, or taxes)	(0.65)%	6.10%	7.33%

(a)  From October 2, 2009

*The returns shown above are for Fidelity Freedom® Index 2015 Fund, a class of shares of the fund that is not offered through this prospectus. Class W would have substantially similar annual returns to Fidelity Freedom® Index 2015 Fund because the classes are invested in the same portfolio of securities. Class W's returns would differ from Fidelity Freedom® Index 2015 Fund's returns to the extent that the classes do not have the same expenses.

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since October 2009.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

Shares generally are available only to certain employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which Fidelity provides recordkeeping services. Plan participants may purchase shares only if shares are eligible for sale and available through their plan. You may buy or sell shares in various ways:

Internet

www.401k.com

Phone

For Individual Accounts (investing through a retirement plan sponsor or other institution), refer to your plan materials or contact that institution directly.

For Retirement Plan Level Accounts:

Corporate Clients 1-800-962-1375

"Not for Profit" Clients 1-800-343-0860

Mail

Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for investors who purchase shares through eligible employer-sponsored retirement plans. Additional information regarding Class W eligibility is included in the “Additional Information about the Purchase and Sale of Shares” section of the prospectus.

Tax Information

Distributions by the fund to tax-advantaged retirement plan accounts are not taxable currently (but you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Freedom® Index 2020 Fund/W

Investment Objective

The fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Acquired fund fees and expenses	0.08%
Total annual operating expenses(a)	0.13%
Fee waiver and/or expense reimbursement(b)	0.03%
Total annual operating expenses after fee waiver and/or expense reimbursement(a)	0.10%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

(b)  Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class W of the fund to the extent that total operating expenses (including acquired fund fees and expenses, but excluding interest, certain taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses, if any, incurred by the fund or an acquired fund in which the fund invests) exceed 0.10% of its average net assets. This arrangement will remain in effect through May 31, 2019. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$10
3 years	$32
5 years	$63
10 years	$156

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies
  FMR Co., Inc (FMRC) may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of Fidelity® domestic equity funds (including commodity funds), international funds (developed and emerging markets), bond funds (including treasury inflation-protected security funds), and short-term funds (underlying Fidelity® funds), each of which (excluding the money market fund) seeks to provide investment results that correspond to the total return of a specific index or market segment.
  Allocating assets among underlying Fidelity® funds according to an asset allocation strategy shown in the "glide path" below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Freedom® Index Income Fund (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2020)).

  Using an asset allocation among underlying Fidelity® funds as of March 31, 2016, of approximately:

Bond Funds*
Investment-Grade Bond Fund	29.8%
Inflation-Protected Bond Fund	2.3%
Domestic Equity Funds*
Domestic Equity Fund	40.9%
Commodity Fund	1.2%
International Equity Funds*
International Equity Fund	18.0%
Short-Term Funds*
Short-Term Fund	7.8%

* FMRC may change these percentages over time.
  Designed for investors who anticipate retiring in or within a few years of 2020 (target retirement date) at or around age 65 and plan to gradually withdraw the value of their account in the fund over time.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment.  The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
  Correlation to Index.  The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index.
  Leverage Risk.  Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of Fidelity Freedom® Index 2020 Fund, a class of shares of the fund, from year to year and compares the performance of this class to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance is not an indication of future performance.

Visit www.401k.com and log in or www.fidelity.com for more recent performance information for Fidelity Freedom® Index 2020 Fund, a class of shares of Fidelity Freedom® Index 2020 Fund.

Performance history will be available at www.401k.com (log in) for Class W after Class W has been in operation for one calendar year.

Year-by-Year Returns*

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	8.85%	September 30, 2010
Lowest Quarter Return	(8.65)%	September 30, 2011
Year-to-Date Return	1.41%	March 31, 2016

*The returns shown above are for Fidelity Freedom® Index 2020 Fund, a class of shares of the fund that is not offered through this prospectus. Class W would have substantially similar annual returns to Fidelity Freedom® Index 2020 Fund because the classes are invested in the same portfolio of securities. Class W's returns would differ from Fidelity Freedom® Index 2020 Fund's returns to the extent that the classes do not have the same expenses.

Average Annual Returns*

For the periods ended December 31, 2015	Past 1 year	Past 5 years	Life of class(a)
Fidelity Freedom® Index 2020 Fund	(0.82)%	5.18%	7.05%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	1.38%	12.57%	14.05%
Fidelity Freedom Index 2020 Composite Index℠ (reflects no deduction for fees, expenses, or taxes)	(0.76)%	6.51%	8.02%

(a)  From October 2, 2009

*The returns shown above are for Fidelity Freedom® Index 2020 Fund, a class of shares of the fund that is not offered through this prospectus. Class W would have substantially similar annual returns to Fidelity Freedom® Index 2020 Fund because the classes are invested in the same portfolio of securities. Class W's returns would differ from Fidelity Freedom® Index 2020 Fund's returns to the extent that the classes do not have the same expenses.

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since October 2009.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

Shares generally are available only to certain employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which Fidelity provides recordkeeping services. Plan participants may purchase shares only if shares are eligible for sale and available through their plan. You may buy or sell shares in various ways:

Internet

www.401k.com

Phone

For Individual Accounts (investing through a retirement plan sponsor or other institution), refer to your plan materials or contact that institution directly.

For Retirement Plan Level Accounts:

Corporate Clients 1-800-962-1375

"Not for Profit" Clients 1-800-343-0860

Mail

Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for investors who purchase shares through eligible employer-sponsored retirement plans. Additional information regarding Class W eligibility is included in the “Additional Information about the Purchase and Sale of Shares” section of the prospectus.

Tax Information

Distributions by the fund to tax-advantaged retirement plan accounts are not taxable currently (but you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Freedom® Index 2025 Fund/W

Investment Objective

The fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Acquired fund fees and expenses	0.08%
Total annual operating expenses(a)	0.13%
Fee waiver and/or expense reimbursement(b)	0.03%
Total annual operating expenses after fee waiver and/or expense reimbursement(a)	0.10%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

(b)  Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class W of the fund to the extent that total operating expenses (including acquired fund fees and expenses, but excluding interest, certain taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses, if any, incurred by the fund or an acquired fund in which the fund invests) exceed 0.10% of its average net assets. This arrangement will remain in effect through May 31, 2019. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$10
3 years	$32
5 years	$63
10 years	$156

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 17% of the average value of its portfolio.

Principal Investment Strategies
  FMR Co., Inc (FMRC) may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of Fidelity® domestic equity funds (including commodity funds), international funds (developed and emerging markets), bond funds (including treasury inflation-protected security funds), and short-term funds (underlying Fidelity® funds), each of which (excluding the money market fund) seeks to provide investment results that correspond to the total return of a specific index or market segment.
  Allocating assets among underlying Fidelity® funds according to an asset allocation strategy shown in the "glide path" below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Freedom® Index Income Fund (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2025)).

  Using an asset allocation among underlying Fidelity® funds as of March 31, 2016, of approximately:

Bond Funds*
Investment-Grade Bond Fund	27.7%
Inflation-Protected Bond Fund	1.5%
Domestic Equity Funds*
Domestic Equity Fund	45.7%
Commodity Fund	1.3%
International Equity Funds*
International Equity Fund	20.1%
Short-Term Funds*
Short-Term Fund	3.7%

* FMRC may change these percentages over time.
  Designed for investors who anticipate retiring in or within a few years of 2025 (target retirement date) at or around age 65 and plan to gradually withdraw the value of their account in the fund over time.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment.  The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
  Correlation to Index.  The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index.
  Leverage Risk.  Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of Fidelity Freedom® Index 2025 Fund, a class of shares of the fund, from year to year and compares the performance of this class to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance is not an indication of future performance.

Visit www.401k.com and log in or www.fidelity.com for more recent performance information for Fidelity Freedom® Index 2025 Fund, a class of shares of Fidelity Freedom® Index 2025 Fund.

Performance history will be available at www.401k.com (log in) for Class W after Class W has been in operation for one calendar year.

Year-by-Year Returns*

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	9.87%	September 30, 2010
Lowest Quarter Return	(10.38)%	September 30, 2011
Year-to-Date Return	1.35%	March 31, 2016

*The returns shown above are for Fidelity Freedom® Index 2025 Fund, a class of shares of the fund that is not offered through this prospectus. Class W would have substantially similar annual returns to Fidelity Freedom® Index 2025 Fund because the classes are invested in the same portfolio of securities. Class W's returns would differ from Fidelity Freedom® Index 2025 Fund's returns to the extent that the classes do not have the same expenses.

Average Annual Returns*

For the periods ended December 31, 2015	Past 1 year	Past 5 years	Life of class(a)
Fidelity Freedom® Index 2025 Fund	(0.95)%	5.87%	7.88%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	1.38%	12.57%	14.05%
Fidelity Freedom Index 2025 Composite Index℠ (reflects no deduction for fees, expenses, or taxes)	(0.90)%	7.45%	9.03%

(a)  From October 2, 2009

*The returns shown above are for Fidelity Freedom® Index 2025 Fund, a class of shares of the fund that is not offered through this prospectus. Class W would have substantially similar annual returns to Fidelity Freedom® Index 2025 Fund because the classes are invested in the same portfolio of securities. Class W's returns would differ from Fidelity Freedom® Index 2025 Fund's returns to the extent that the classes do not have the same expenses.

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since October 2009.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

Shares generally are available only to certain employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which Fidelity provides recordkeeping services. Plan participants may purchase shares only if shares are eligible for sale and available through their plan. You may buy or sell shares in various ways:

Internet

www.401k.com

Phone

For Individual Accounts (investing through a retirement plan sponsor or other institution), refer to your plan materials or contact that institution directly.

For Retirement Plan Level Accounts:

Corporate Clients 1-800-962-1375

"Not for Profit" Clients 1-800-343-0860

Mail

Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for investors who purchase shares through eligible employer-sponsored retirement plans. Additional information regarding Class W eligibility is included in the “Additional Information about the Purchase and Sale of Shares” section of the prospectus.

Tax Information

Distributions by the fund to tax-advantaged retirement plan accounts are not taxable currently (but you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Freedom® Index 2030 Fund/W

Investment Objective

The fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Acquired fund fees and expenses	0.09%
Total annual operating expenses(a)	0.14%
Fee waiver and/or expense reimbursement(b)	0.04%
Total annual operating expenses after fee waiver and/or expense reimbursement(a)	0.10%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

(b)  Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class W of the fund to the extent that total operating expenses (including acquired fund fees and expenses, but excluding interest, certain taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses, if any, incurred by the fund or an acquired fund in which the fund invests) exceed 0.10% of its average net assets. This arrangement will remain in effect through May 31, 2019. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$10
3 years	$32
5 years	$65
10 years	$166

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategies
  FMR Co., Inc (FMRC) may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of Fidelity® domestic equity funds (including commodity funds), international funds (developed and emerging markets), bond funds (including treasury inflation-protected security funds), and short-term funds (underlying Fidelity® funds), each of which (excluding the money market fund) seeks to provide investment results that correspond to the total return of a specific index or market segment.
  Allocating assets among underlying Fidelity® funds according to an asset allocation strategy shown in the "glide path" below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Freedom® Index Income Fund (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2030)).

  Using an asset allocation among underlying Fidelity® funds as of March 31, 2016, of approximately:

Bond Funds*
Investment-Grade Bond Fund	18.0%
Inflation-Protected Bond Fund	0.7%
Domestic Equity Funds*
Domestic Equity Fund	55.6%
Commodity Fund	1.3%
International Equity Funds*
International Equity Fund	24.4%
Short-Term Funds*
Short-Term Fund	0.0%

* FMRC may change these percentages over time.
  Designed for investors who anticipate retiring in or within a few years of 2030 (target retirement date) at or around age 65 and plan to gradually withdraw the value of their account in the fund over time.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment.  The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
  Correlation to Index.  The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index.
  Leverage Risk.  Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of Fidelity Freedom® Index 2030 Fund, a class of shares of the fund, from year to year and compares the performance of this class to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance is not an indication of future performance.

Visit www.401k.com and log in or www.fidelity.com for more recent performance information for Fidelity Freedom® Index 2030 Fund, a class of shares of Fidelity Freedom® Index 2030 Fund.

Performance history will be available at www.401k.com (log in) for Class W after Class W has been in operation for one calendar year.

Year-by-Year Returns*

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	10.38%	September 30, 2010
Lowest Quarter Return	(11.02)%	September 30, 2011
Year-to-Date Return	1.12%	March 31, 2016

*The returns shown above are for Fidelity Freedom® Index 2030 Fund, a class of shares of the fund that is not offered through this prospectus. Class W would have substantially similar annual returns to Fidelity Freedom® Index 2030 Fund because the classes are invested in the same portfolio of securities. Class W's returns would differ from Fidelity Freedom® Index 2030 Fund's returns to the extent that the classes do not have the same expenses.

Average Annual Returns*

For the periods ended December 31, 2015	Past 1 year	Past 5 years	Life of class(a)
Fidelity Freedom® Index 2030 Fund	(1.37)%	6.07%	8.19%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	1.38%	12.57%	14.05%
Fidelity Freedom Index 2030 Composite Index℠ (reflects no deduction for fees, expenses, or taxes)	(1.22)%	7.73%	9.40%

(a)  From October 2, 2009

*The returns shown above are for Fidelity Freedom® Index 2030 Fund, a class of shares of the fund that is not offered through this prospectus. Class W would have substantially similar annual returns to Fidelity Freedom® Index 2030 Fund because the classes are invested in the same portfolio of securities. Class W's returns would differ from Fidelity Freedom® Index 2030 Fund's returns to the extent that the classes do not have the same expenses.

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since October 2009.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

Shares generally are available only to certain employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which Fidelity provides recordkeeping services. Plan participants may purchase shares only if shares are eligible for sale and available through their plan. You may buy or sell shares in various ways:

Internet

www.401k.com

Phone

For Individual Accounts (investing through a retirement plan sponsor or other institution), refer to your plan materials or contact that institution directly.

For Retirement Plan Level Accounts:

Corporate Clients 1-800-962-1375

"Not for Profit" Clients 1-800-343-0860

Mail

Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for investors who purchase shares through eligible employer-sponsored retirement plans. Additional information regarding Class W eligibility is included in the “Additional Information about the Purchase and Sale of Shares” section of the prospectus.

Tax Information

Distributions by the fund to tax-advantaged retirement plan accounts are not taxable currently (but you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Freedom® Index 2035 Fund/W

Investment Objective

The fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Acquired fund fees and expenses	0.09%
Total annual operating expenses(a)	0.14%
Fee waiver and/or expense reimbursement(b)	0.04%
Total annual operating expenses after fee waiver and/or expense reimbursement(a)	0.10%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

(b)  Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class W of the fund to the extent that total operating expenses (including acquired fund fees and expenses, but excluding interest, certain taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses, if any, incurred by the fund or an acquired fund in which the fund invests) exceed 0.10% of its average net assets. This arrangement will remain in effect through May 31, 2019. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$10
3 years	$32
5 years	$65
10 years	$166

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 11% of the average value of its portfolio.

Principal Investment Strategies
  FMR Co., Inc (FMRC) may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of Fidelity® domestic equity funds (including commodity funds), international funds (developed and emerging markets), bond funds (including treasury inflation-protected security funds), and short-term funds (underlying Fidelity® funds), each of which (excluding the money market fund) seeks to provide investment results that correspond to the total return of a specific index or market segment.
  Allocating assets among underlying Fidelity® funds according to an asset allocation strategy shown in the "glide path" below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Freedom® Index Income Fund (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2035)).

  Using an asset allocation among underlying Fidelity® funds as of March 31, 2016, of approximately:

Bond Funds*
Investment-Grade Bond Fund	10.0%
Inflation-Protected Bond Fund	0.0%
Domestic Equity Funds*
Domestic Equity Fund	61.6%
Commodity Fund	1.4%
International Equity Funds*
International Equity Fund	27.0%
Short-Term Funds*
Short-Term Fund	0.0%

* FMRC may change these percentages over time.
  Designed for investors who anticipate retiring in or within a few years of 2035 (target retirement date) at or around age 65 and plan to gradually withdraw the value of their account in the fund over time.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment.  The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
  Correlation to Index.  The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index.
  Leverage Risk.  Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of Fidelity Freedom® Index 2035 Fund, a class of shares of the fund, from year to year and compares the performance of this class to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance is not an indication of future performance.

Visit www.401k.com and log in or www.fidelity.com for more recent performance information for Fidelity Freedom® Index 2035 Fund, a class of shares of Fidelity Freedom® Index 2035 Fund.

Performance history will be available at www.401k.com (log in) for Class W after Class W has been in operation for one calendar year.

Year-by-Year Returns*

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	11.11%	September 30, 2010
Lowest Quarter Return	(12.95)%	September 30, 2011
Year-to-Date Return	0.81%	March 31, 2016

*The returns shown above are for Fidelity Freedom® Index 2035 Fund, a class of shares of the fund that is not offered through this prospectus. Class W would have substantially similar annual returns to Fidelity Freedom® Index 2035 Fund because the classes are invested in the same portfolio of securities. Class W's returns would differ from Fidelity Freedom® Index 2035 Fund's returns to the extent that the classes do not have the same expenses.

Average Annual Returns*

For the periods ended December 31, 2015	Past 1 year	Past 5 years	Life of class(a)
Fidelity Freedom® Index 2035 Fund	(1.51)%	6.45%	8.69%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	1.38%	12.57%	14.05%
Fidelity Freedom Index 2035 Composite Index℠ (reflects no deduction for fees, expenses, or taxes)	(1.43)%	8.29%	10.05%

(a)  From October 2, 2009

*The returns shown above are for Fidelity Freedom® Index 2035 Fund, a class of shares of the fund that is not offered through this prospectus. Class W would have substantially similar annual returns to Fidelity Freedom® Index 2035 Fund because the classes are invested in the same portfolio of securities. Class W's returns would differ from Fidelity Freedom® Index 2035 Fund's returns to the extent that the classes do not have the same expenses.

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since October 2009.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

Shares generally are available only to certain employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which Fidelity provides recordkeeping services. Plan participants may purchase shares only if shares are eligible for sale and available through their plan. You may buy or sell shares in various ways:

Internet

www.401k.com

Phone

For Individual Accounts (investing through a retirement plan sponsor or other institution), refer to your plan materials or contact that institution directly.

For Retirement Plan Level Accounts:

Corporate Clients 1-800-962-1375

"Not for Profit" Clients 1-800-343-0860

Mail

Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for investors who purchase shares through eligible employer-sponsored retirement plans. Additional information regarding Class W eligibility is included in the “Additional Information about the Purchase and Sale of Shares” section of the prospectus.

Tax Information

Distributions by the fund to tax-advantaged retirement plan accounts are not taxable currently (but you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Freedom® Index 2040 Fund/W

Investment Objective

The fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Acquired fund fees and expenses	0.09%
Total annual operating expenses(a)	0.14%
Fee waiver and/or expense reimbursement(b)	0.04%
Total annual operating expenses after fee waiver and/or expense reimbursement(a)	0.10%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

(b)  Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class W of the fund to the extent that total operating expenses (including acquired fund fees and expenses, but excluding interest, certain taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses, if any, incurred by the fund or an acquired fund in which the fund invests) exceed 0.10% of its average net assets. This arrangement will remain in effect through May 31, 2019. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$10
3 years	$32
5 years	$65
10 years	$166

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies
  FMR Co., Inc (FMRC) may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of Fidelity® domestic equity funds (including commodity funds), international funds (developed and emerging markets), bond funds (including treasury inflation-protected security funds), and short-term funds (underlying Fidelity® funds), each of which (excluding the money market fund) seeks to provide investment results that correspond to the total return of a specific index or market segment.
  Allocating assets among underlying Fidelity® funds according to an asset allocation strategy shown in the "glide path" below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Freedom® Index Income Fund (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2040)).

  Using an asset allocation among underlying Fidelity® funds as of March 31, 2016, of approximately:

Bond Funds*
Investment-Grade Bond Fund	10.0%
Inflation-Protected Bond Fund	0.0%
Domestic Equity Funds*
Domestic Equity Fund	61.6%
Commodity Fund	1.4%
International Equity Funds*
International Equity Fund	27.0%
Short-Term Funds*
Short-Term Fund	0.0%

* FMRC may change these percentages over time.
  Designed for investors who anticipate retiring in or within a few years of 2040 (target retirement date) at or around age 65 and plan to gradually withdraw the value of their account in the fund over time.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment.  The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
  Correlation to Index.  The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index.
  Leverage Risk.  Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of Fidelity Freedom® Index 2040 Fund, a class of shares of the fund, from year to year and compares the performance of this class to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance is not an indication of future performance.

Visit www.401k.com and log in or www.fidelity.com for more recent performance information for Fidelity Freedom® Index 2040 Fund, a class of shares of Fidelity Freedom® Index 2040 Fund.

Performance history will be available at www.401k.com (log in) for Class W after Class W has been in operation for one calendar year.

Year-by-Year Returns*

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	11.21%	September 30, 2010
Lowest Quarter Return	(13.08)%	September 30, 2011
Year-to-Date Return	0.81%	March 31, 2016

*The returns shown above are for Fidelity Freedom® Index 2040 Fund, a class of shares of the fund that is not offered through this prospectus. Class W would have substantially similar annual returns to Fidelity Freedom® Index 2040 Fund because the classes are invested in the same portfolio of securities. Class W's returns would differ from Fidelity Freedom® Index 2040 Fund's returns to the extent that the classes do not have the same expenses.

Average Annual Returns*

For the periods ended December 31, 2015	Past 1 year	Past 5 years	Life of class(a)
Fidelity Freedom® Index 2040 Fund	(1.50)%	6.52%	8.79%
S&P 500® Index (reflects no deduction for fees, expenses,or taxes)	1.38%	12.57%	14.05%
Fidelity Freedom Index 2040 Composite Index℠ (reflects no deduction for fees, expenses,or taxes)	(1.43)%	8.39%	10.15%

(a)  From October 2, 2009

*The returns shown above are for Fidelity Freedom® Index 2040 Fund, a class of shares of the fund that is not offered through this prospectus. Class W would have substantially similar annual returns to Fidelity Freedom® Index 2040 Fund because the classes are invested in the same portfolio of securities. Class W's returns would differ from Fidelity Freedom® Index 2040 Fund's returns to the extent that the classes do not have the same expenses.

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since October 2009.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

Shares generally are available only to certain employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which Fidelity provides recordkeeping services. Plan participants may purchase shares only if shares are eligible for sale and available through their plan. You may buy or sell shares in various ways:

Internet

www.401k.com

Phone

For Individual Accounts (investing through a retirement plan sponsor or other institution), refer to your plan materials or contact that institution directly.

For Retirement Plan Level Accounts:

Corporate Clients 1-800-962-1375

"Not for Profit" Clients 1-800-343-0860

Mail

Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for investors who purchase shares through eligible employer-sponsored retirement plans. Additional information regarding Class W eligibility is included in the “Additional Information about the Purchase and Sale of Shares” section of the prospectus.

Tax Information

Distributions by the fund to tax-advantaged retirement plan accounts are not taxable currently (but you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Freedom® Index 2045 Fund/W

Investment Objective

The fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Acquired fund fees and expenses	0.09%
Total annual operating expenses(a)	0.14%
Fee waiver and/or expense reimbursement(b)	0.04%
Total annual operating expenses after fee waiver and/or expense reimbursement(a)	0.10%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

(b)  Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class W of the fund to the extent that total operating expenses (including acquired fund fees and expenses, but excluding interest, certain taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses, if any, incurred by the fund or an acquired fund in which the fund invests) exceed 0.10% of its average net assets. This arrangement will remain in effect through May 31, 2019. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$10
3 years	$32
5 years	$65
10 years	$166

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 8% of the average value of its portfolio.

Principal Investment Strategies
  FMR Co., Inc (FMRC) may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of Fidelity® domestic equity funds (including commodity funds), international funds (developed and emerging markets), bond funds (including treasury inflation-protected security funds), and short-term funds (underlying Fidelity® funds), each of which (excluding the money market fund) seeks to provide investment results that correspond to the total return of a specific index or market segment.
  Allocating assets among underlying Fidelity® funds according to an asset allocation strategy shown in the "glide path" below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Freedom® Index Income Fund (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2045)).

  Using an asset allocation among underlying Fidelity® funds as of March 31, 2016, of approximately:

Bond Funds*
Investment-Grade Bond Fund	10.0%
Inflation-Protected Bond Fund	0.0%
Domestic Equity Funds*
Domestic Equity Fund	61.6%
Commodity Fund	1.4%
International Equity Funds*
International Equity Fund	27.0%
Short-Term Funds*
Short-Term Fund	0.0%

* FMRC may change these percentages over time.
  Designed for investors who anticipate retiring in or within a few years of 2045 (target retirement date) at or around age 65 and plan to gradually withdraw the value of their account in the fund over time.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment.  The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
  Correlation to Index.  The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index.
  Leverage Risk.  Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of Fidelity Freedom® Index 2045 Fund, a class of shares of the fund, from year to year and compares the performance of this class to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance is not an indication of future performance.

Visit www.401k.com and log in or www.fidelity.com for more recent performance information for Fidelity Freedom® Index 2045 Fund, a class of shares of Fidelity Freedom® Index 2045 Fund.

Performance history will be available at www.401k.com (log in) for Class W after Class W has been in operation for one calendar year.

Year-by-Year Returns*

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	11.42%	September 30, 2010
Lowest Quarter Return	(13.42)%	September 30, 2011
Year-to-Date Return	0.87%	March 31, 2016

*The returns shown above are for Fidelity Freedom® Index 2045 Fund, a class of shares of the fund that is not offered through this prospectus. Class W would have substantially similar annual returns to Fidelity Freedom® Index 2045 Fund because the classes are invested in the same portfolio of securities. Class W's returns would differ from Fidelity Freedom® Index 2045 Fund's returns to the extent that the classes do not have the same expenses.

Average Annual Returns*

For the periods ended December 31, 2015	Past 1 year	Past 5 years	Life of class(a)
Fidelity Freedom® Index 2045 Fund	(1.55)%	6.59%	8.88%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	1.38%	12.57%	14.05%
Fidelity Freedom Index 2045 Composite Index℠ (reflects no deduction for fees, expenses, or taxes)	(1.43)%	8.50%	10.28%

(a)  From October 2, 2009

*The returns shown above are for Fidelity Freedom® Index 2045 Fund, a class of shares of the fund that is not offered through this prospectus. Class W would have substantially similar annual returns to Fidelity Freedom® Index 2045 Fund because the classes are invested in the same portfolio of securities. Class W's returns would differ from Fidelity Freedom® Index 2045 Fund's returns to the extent that the classes do not have the same expenses.

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since October 2009.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

Shares generally are available only to certain employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which Fidelity provides recordkeeping services. Plan participants may purchase shares only if shares are eligible for sale and available through their plan. You may buy or sell shares in various ways:

Internet

www.401k.com

Phone

For Individual Accounts (investing through a retirement plan sponsor or other institution), refer to your plan materials or contact that institution directly.

For Retirement Plan Level Accounts:

Corporate Clients 1-800-962-1375

"Not for Profit" Clients 1-800-343-0860

Mail

Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for investors who purchase shares through eligible employer-sponsored retirement plans. Additional information regarding Class W eligibility is included in the “Additional Information about the Purchase and Sale of Shares” section of the prospectus.

Tax Information

Distributions by the fund to tax-advantaged retirement plan accounts are not taxable currently (but you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Freedom® Index 2050 Fund/W

Investment Objective

The fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Acquired fund fees and expenses	0.09%
Total annual operating expenses(a)	0.14%
Fee waiver and/or expense reimbursement(b)	0.04%
Total annual operating expenses after fee waiver and/or expense reimbursement(a)	0.10%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

(b)  Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class W of the fund to the extent that total operating expenses (including acquired fund fees and expenses, but excluding interest, certain taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses, if any, incurred by the fund or an acquired fund in which the fund invests) exceed 0.10% of its average net assets. This arrangement will remain in effect through May 31, 2019. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$10
3 years	$32
5 years	$65
10 years	$166

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies
  FMR Co., Inc (FMRC) may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of Fidelity® domestic equity funds (including commodity funds), international funds (developed and emerging markets), bond funds (including treasury inflation-protected security funds), and short-term funds (underlying Fidelity® funds), each of which (excluding the money market fund) seeks to provide investment results that correspond to the total return of a specific index or market segment.
  Allocating assets among underlying Fidelity® funds according to an asset allocation strategy shown in the "glide path" below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Freedom Index® Income Fund (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2050)).

  Using an asset allocation among underlying Fidelity® funds as of March 31, 2016, of approximately:

Bond Funds*
Investment-Grade Bond Fund	10.0%
Inflation-Protected Bond Fund	0.0%
Domestic Equity Funds*
Domestic Equity Fund	61.6%
Commodity Fund	1.4%
International Equity Funds*
International Equity Fund	27.0%
Short-Term Funds*
Short-Term Fund	0.0%

* FMRC may change these percentages over time.
  Designed for investors who anticipate retiring in or within a few years of 2050 (target retirement date) at or around age 65 and plan to gradually withdraw the value of their account in the fund over time.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment.  The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
  Correlation to Index.  The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index.
  Leverage Risk.  Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of Fidelity Freedom® Index 2050 Fund, a class of shares of the fund, from year to year and compares the performance of this class to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance is not an indication of future performance.

Visit www.401k.com and log in or www.fidelity.com for more recent performance information for Fidelity Freedom® Index 2050 Fund, a class of shares of Fidelity Freedom® Index 2050 Fund.

Performance history will be available at www.401k.com (log in) for Class W after Class W has been in operation for one calendar year.

Year-by-Year Returns*

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	11.95%	September 30, 2010
Lowest Quarter Return	(14.12)%	September 30, 2011
Year-to-Date Return	0.86%	March 31, 2016

*The returns shown above are for Fidelity Freedom® Index 2050 Fund, a class of shares of the fund that is not offered through this prospectus. Class W would have substantially similar annual returns to Fidelity Freedom® Index 2050 Fund because the classes are invested in the same portfolio of securities. Class W's returns would differ from Fidelity Freedom® Index 2050 Fund's returns to the extent that the classes do not have the same expenses.

Average Annual Returns*

For the periods ended December 31, 2015	Past 1 year	Past 5 years	Life of class(a)
Fidelity Freedom® Index 2050 Fund	(1.53)%	6.57%	8.96%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	1.38%	12.57%	14.05%
Fidelity Freedom Index 2050 Composite Index℠ (reflects no deduction for fees, expenses, or taxes)	(1.43)%	8.52%	10.38%

(a)  From October 2, 2009

*The returns shown above are for Fidelity Freedom® Index 2050 Fund, a class of shares of the fund that is not offered through this prospectus. Class W would have substantially similar annual returns to Fidelity Freedom® Index 2050 Fund because the classes are invested in the same portfolio of securities. Class W's returns would differ from Fidelity Freedom® Index 2050 Fund's returns to the extent that the classes do not have the same expenses.

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since October 2009.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

Shares generally are available only to certain employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which Fidelity provides recordkeeping services. Plan participants may purchase shares only if shares are eligible for sale and available through their plan. You may buy or sell shares in various ways:

Internet

www.401k.com

Phone

For Individual Accounts (investing through a retirement plan sponsor or other institution), refer to your plan materials or contact that institution directly.

For Retirement Plan Level Accounts:

Corporate Clients 1-800-962-1375

"Not for Profit" Clients 1-800-343-0860

Mail

Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for investors who purchase shares through eligible employer-sponsored retirement plans. Additional information regarding Class W eligibility is included in the “Additional Information about the Purchase and Sale of Shares” section of the prospectus.

Tax Information

Distributions by the fund to tax-advantaged retirement plan accounts are not taxable currently (but you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Freedom® Index 2055 Fund/W

Investment Objective

The fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Acquired fund fees and expenses	0.09%
Total annual operating expenses(a)	0.14%
Fee waiver and/or expense reimbursement(b)	0.04%
Total annual operating expenses after fee waiver and/or expense reimbursement(a)	0.10%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

(b)  Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class W of the fund to the extent that total operating expenses (including acquired fund fees and expenses, but excluding interest, certain taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses, if any, incurred by the fund or an acquired fund in which the fund invests) exceed 0.10% of its average net assets. This arrangement will remain in effect through May 31, 2019. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$10
3 years	$32
5 years	$65
10 years	$166

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies
  FMR Co., Inc (FMRC) may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of Fidelity® domestic equity funds (including commodity funds), international funds (developed and emerging markets), bond funds (including treasury inflation-protected security funds), and short-term funds (underlying Fidelity® funds), each of which (excluding the money market fund) seeks to provide investment results that correspond to the total return of a specific index or market segment.
  Allocating assets among underlying Fidelity® funds according to an asset allocation strategy shown in the "glide path" below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Freedom® Index Income Fund (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2055)).

  Using an asset allocation among underlying Fidelity® funds as of March 31, 2016, of approximately:

Bond Funds*
Investment-Grade Bond Fund	10.0%
Inflation-Protected Bond Fund	0.0%
Domestic Equity Funds*
Domestic Equity Fund	61.6%
Commodity Fund	1.4%
International Equity Funds*
International Equity Fund	27.0%
Short-Term Funds*
Short-Term Fund	0.0%

* FMRC may change these percentages over time.
  Designed for investors who anticipate retiring in or within a few years of 2055 (target retirement date) at or around age 65 and plan to gradually withdraw the value of their account in the fund over time.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment.  The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
  Correlation to Index.  The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index.
  Leverage Risk.  Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of Fidelity Freedom® Index 2055 Fund, a class of shares of the fund, from year to year and compares the performance of this class to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance is not an indication of future performance.

Visit www.401k.com and log in or www.fidelity.com for more recent performance information for Fidelity Freedom® Index 2055 Fund, a class of shares of Fidelity Freedom® Index 2055 Fund.

Performance history will be available at www.401k.com (log in) for Class W after Class W has been in operation for one calendar year.

Year-by-Year Returns*

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	10.04%	March 31, 2012
Lowest Quarter Return	(7.78)%	September 30, 2015
Year-to-Date Return	0.84%	March 31, 2016

*The returns shown above are for Fidelity Freedom® Index 2055 Fund, a class of shares of the fund that is not offered through this prospectus. Class W would have substantially similar annual returns to Fidelity Freedom® Index 2055 Fund because the classes are invested in the same portfolio of securities. Class W's returns would differ from Fidelity Freedom® Index 2055 Fund's returns to the extent that the classes do not have the same expenses.

Average Annual Returns*

For the periods ended December 31, 2015	Past 1 year	Life of class(a)
Fidelity Freedom® Index 2055 Fund	(1.59)%	6.33%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	1.38%	12.49%
Fidelity Freedom Index 2055 Composite Index℠ (reflects no deduction for fees, expenses, or taxes)	(1.43)%	8.27%

(a)  From June 1, 2011

*The returns shown above are for Fidelity Freedom® Index 2055 Fund, a class of shares of the fund that is not offered through this prospectus. Class W would have substantially similar annual returns to Fidelity Freedom® Index 2055 Fund because the classes are invested in the same portfolio of securities. Class W's returns would differ from Fidelity Freedom® Index 2055 Fund's returns to the extent that the classes do not have the same expenses.

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

Shares generally are available only to certain employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which Fidelity provides recordkeeping services. Plan participants may purchase shares only if shares are eligible for sale and available through their plan. You may buy or sell shares in various ways:

Internet

www.401k.com

Phone

For Individual Accounts (investing through a retirement plan sponsor or other institution), refer to your plan materials or contact that institution directly.

For Retirement Plan Level Accounts:

Corporate Clients 1-800-962-1375

"Not for Profit" Clients 1-800-343-0860

Mail

Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for investors who purchase shares through eligible employer-sponsored retirement plans. Additional information regarding Class W eligibility is included in the “Additional Information about the Purchase and Sale of Shares” section of the prospectus.

Tax Information

Distributions by the fund to tax-advantaged retirement plan accounts are not taxable currently (but you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Freedom® Index 2060 Fund/W

Investment Objective

The fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Acquired fund fees and expenses	0.09%
Total annual operating expenses(a)	0.14%
Fee waiver and/or expense reimbursement(b)	0.04%
Total annual operating expenses after fee waiver and/or expense reimbursement(a)	0.10%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

(b)  Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class W of the fund to the extent that total operating expenses (including acquired fund fees and expenses, but excluding interest, certain taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses, if any, incurred by the fund or an acquired fund in which the fund invests) exceed 0.10% of its average net assets. This arrangement will remain in effect through May 31, 2019. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$10
3 years	$32
5 years	$65
10 years	$166

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 8% of the average value of its portfolio.

Principal Investment Strategies
  FMR Co., Inc (FMRC) may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of Fidelity® domestic equity funds (including commodity funds), international funds (developed and emerging markets), bond funds (including treasury inflation-protected security funds), and short-term funds (underlying Fidelity® funds), each of which (excluding the money market fund) seeks to provide investment results that correspond to the total return of a specific index or market segment.
  Allocating assets among underlying Fidelity® funds according to an asset allocation strategy shown in the "glide path" below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Freedom® Index Income Fund (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2060)).

  Using an asset allocation among underlying Fidelity® funds as of March 31, 2016, of approximately:

Bond Funds*
Investment-Grade Bond Fund	10.0%
Inflation-Protected Bond Fund	0.0%
Domestic Equity Funds*
Domestic Equity Fund	61.6%
Commodity Fund	1.4%
International Equity Funds*
International Equity Fund	27.0%
Short-Term Funds*
Short-Term Fund	0.0%

* FMRC may change these percentages over time.
  Designed for investors who anticipate retiring in or within a few years of 2060 (target retirement date) at or around age 65 and plan to gradually withdraw the value of their account in the fund over time.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment.  The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
  Correlation to Index.  The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index.
  Leverage Risk.  Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of Fidelity Freedom® Index 2060 Fund, a class of shares of the fund, over the past year and compares the performance of this class to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance is not an indication of future performance.

Visit www.401k.com and log in or www.fidelity.com for more recent performance information for Fidelity Freedom® Index 2060 Fund, a class of shares of Fidelity Freedom® Index 2060 Fund.

Performance history will be available at www.401k.com (log in) for Class W after Class W has been in operation for one calendar year.

Year-by-Year Returns*

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	4.33%	December 31, 2015
Lowest Quarter Return	(7.83)%	September 30, 2015
Year-to-Date Return	0.82%	March 31, 2016

*The returns shown above are for Fidelity Freedom® Index 2060 Fund, a class of shares of the fund that is not offered through this prospectus. Class W would have substantially similar annual returns to Fidelity Freedom® Index 2060 Fund because the classes are invested in the same portfolio of securities. Class W's returns would differ from Fidelity Freedom® Index 2060 Fund's returns to the extent that the classes do not have the same expenses.

Average Annual Returns*

For the periods ended December 31, 2015	Past 1 year	Life of class(a)
Fidelity Freedom® Index 2060 Fund	(1.53)%	0.70%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	1.38%	6.79%
Fidelity Freedom Index 2060 Composite Index℠ (reflects no deduction for fees,expenses, or taxes)	(1.43)%	0.87%

(a)  From August 5, 2014

*The returns shown above are for Fidelity Freedom® Index 2060 Fund, a class of shares of the fund that is not offered through this prospectus. Class W would have substantially similar annual returns to Fidelity Freedom® Index 2060 Fund because the classes are invested in the same portfolio of securities. Class W's returns would differ from Fidelity Freedom® Index 2060 Fund's returns to the extent that the classes do not have the same expenses.

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since August 2014.

Brett Sumsion (co-manager) has managed the fund since August 2014.

Purchase and Sale of Shares

Shares generally are available only to certain employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which Fidelity provides recordkeeping services. Plan participants may purchase shares only if shares are eligible for sale and available through their plan. You may buy or sell shares in various ways:

Internet

www.401k.com

Phone

For Individual Accounts (investing through a retirement plan sponsor or other institution), refer to your plan materials or contact that institution directly.

For Retirement Plan Level Accounts:

Corporate Clients 1-800-962-1375

"Not for Profit" Clients 1-800-343-0860

Mail

Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for investors who purchase shares through eligible employer-sponsored retirement plans. Additional information regarding Class W eligibility is included in the “Additional Information about the Purchase and Sale of Shares” section of the prospectus.

Tax Information

Distributions by the fund to tax-advantaged retirement plan accounts are not taxable currently (but you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Basics

Investment Details

Investment Objective

Fidelity Freedom® Index Income Fund seeks high current income and, as a secondary objective, capital appreciation.

Each of Fidelity Freedom® Index 2005 Fund, Fidelity Freedom® Index 2010 Fund, Fidelity Freedom® Index 2015 Fund, Fidelity Freedom® Index 2020 Fund, Fidelity Freedom® Index 2025 Fund, Fidelity Freedom® Index 2030 Fund, Fidelity Freedom® Index 2035 Fund, Fidelity Freedom® Index 2040 Fund, Fidelity Freedom® Index 2045 Fund, Fidelity Freedom® Index 2050 Fund, Fidelity Freedom® Index 2055 Fund, and Fidelity Freedom® Index 2060 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Principal Investment Strategies

The Adviser invests each fund's assets in a combination of Fidelity® funds: domestic equity funds (including commodity funds), international equity funds (developed and emerging markets), bond funds (including treasury inflation-protected security funds), and short-term funds (underlying Fidelity® funds). The funds differ primarily due to their asset allocations among these fund types. Because each fund allocates its assets among the underlying Fidelity® funds based on fund types rather than on the actual holdings of the underlying Fidelity® funds, each fund may have greater exposure to an asset class to the extent that an underlying Fidelity® fund holds securities of more than one asset class. The target asset allocation strategy for each fund is designed to provide an approach to asset allocation that is neither overly aggressive nor overly conservative.

The Adviser allocates the assets of each fund (except Fidelity Freedom® Index Income Fund) among underlying Fidelity® funds according to an asset allocation strategy that becomes increasingly conservative over time. Each fund's name refers to the approximate retirement year of the investors for whom the fund's asset allocation strategy is designed. For example, Fidelity Freedom® Index 2060 Fund, which is designed for investors planning to retire around the year 2060 and at or around age 65, has a relatively aggressive target asset allocation, with a substantial portion of its assets invested in domestic equity funds and international equity funds and a modest portion of its assets invested in bond funds. By contrast, Fidelity Freedom® Index 2005 Fund, which has reached its target retirement year, has a relatively more conservative target asset allocation, with less than half of its assets invested in domestic equity funds and international equity funds and the majority of its assets invested in bond funds and short-term funds.

Fidelity Freedom® Index Income Fund is designed for investors in their retirement years. The Adviser allocates the fund's assets according to a stable target asset allocation that emphasizes bond funds and short-term funds but also includes a small amount of domestic equity funds and international equity funds.

Selecting a Fidelity Freedom® Index Fund

There are many considerations relevant to fund selection, including your individual income replacement goals (i.e., how much income do you expect to need in retirement), other expected income after retirement, inflation, other assets and risk tolerance. You should also consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund or a collection of funds will provide sufficient income in your retirement years. When selecting a fund, in addition to the considerations discussed above, you may wish to consider a fund with a target year near the year in which you anticipate your retirement to begin, having reached the age of at or around 65. It is important to note that the funds' asset allocation strategy is designed to provide income for shareholders through their retirement years and assumes that an investor will withdraw the value of his or her account gradually after retirement. Meeting your retirement goals is dependent upon many factors, including the amount you save and the period over which you do so. Investors should select the fund that best meets their individual circumstances and investment goals.

Asset Allocation Framework

The following chart illustrates how each fund's approximate asset allocation among domestic equity funds, international equity funds, bond funds, and short-term funds is expected to change over time. The funds' actual target asset allocations may differ from this illustration.

When the target asset allocation of a fund matches Fidelity Freedom® Index Income Fund's target asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Freedom® Index Income Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Freedom® Index Income Fund.

The Adviser intends to manage each fund according to its target asset allocation strategy, and does not intend to trade actively among underlying Fidelity® funds or intend to attempt to capture short-term market opportunities. However, the Adviser may modify the target asset allocation strategy for any fund and modify the selection of underlying Fidelity® funds for any fund from time to time.

Description of Underlying Fidelity® Funds

Each fund invests in underlying Fidelity® funds.

Although the underlying Fidelity® funds are categorized generally as domestic equity, international equity, bond, and short-term funds, many of the underlying Fidelity® funds may invest in a mix of securities of foreign and domestic issuers, investment-grade bonds, and other securities. Many of the underlying Fidelity® funds may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease a fund's exposure to changing security prices or other factors that affect security values. Each fund will purchase Class F shares of any underlying Fidelity® fund that offers Class F shares. The Adviser may modify the selection of underlying Fidelity® funds for any fund from time to time. When modifying the selection of underlying Fidelity® funds and transitioning in or out of one or more underlying Fidelity® funds, the Adviser may invest a fund's assets directly in securities for a period of time.

A brief description of the underlying Fidelity® funds each fund may utilize as of the date of this prospectus, is provided in the funds' Statement of Additional Information (SAI). More detailed information about each underlying Fidelity® fund is available in each underlying Fidelity® fund's prospectus.

The following table lists the underlying Fidelity® funds in which each fund currently may invest and each fund's approximate asset allocation to each underlying Fidelity® fund as of March 31, 2016. The Adviser may change these percentages over time.

Fund Categories	Fidelity Freedom® Index Income Fund	Fidelity Freedom® Index 2005 Fund	Fidelity Freedom® Index 2010 Fund	Fidelity Freedom® Index 2015 Fund	Fidelity Freedom® Index 2020 Fund	Fidelity Freedom® Index 2025 Fund	Fidelity Freedom® Index 2030 Fund	Fidelity Freedom® Index 2035 Fund	Fidelity Freedom® Index 2040 Fund	Fidelity Freedom® Index 2045 Fund	Fidelity Freedom® Index 2050 Fund	Fidelity Freedom® Index 2055 Fund	Fidelity Freedom® Index 2060 Fund
DOMESTIC EQUITY FUNDS
Domestic Equity Funds
Spartan® Total Market Index Fund(a)	15.7%	24.5%	30.7%	36.7%	40.7%	45.3%	55.3%	61.7%	61.7%	61.7%	61.7%	61.7%	61.7%
Commodity Funds
Fidelity® Series Commodity Strategy Fund	1.1%	1.1%	1.1%	1.2%	1.2%	1.3%	1.3%	1.3%	1.3%	1.3%	1.3%	1.3%	1.3%
INTERNATIONAL EQUITY FUNDS
Developed International Equity Funds
Fidelity® Series Global ex U.S. Index Fund	7.2%	11.0%	13.6%	16.2%	18.0%	20.0%	24.3%	27.0%	27.0%	27.0%	27.0%	27.0%	27.0%
BOND FUNDS
Investment Grade Bond Funds
Spartan® U.S. Bond Index Fund(a)	40.1%	36.8%	34.2%	31.5%	29.9%	27.9%	18.4%	10.0%	10.0%	10.0%	10.0%	10.0%	10.0%
Inflation-Protected Bond Funds
Fidelity® Series Inflation-Protected Bond Index Fund	6.0%	4.7%	3.9%	3.1%	2.3%	1.5%	0.7%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
SHORT-TERM FUNDS
Money Market Portfolio(b)	29.9%	21.9%	16.5%	11.3%	7.9%	4.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%

(a)  Effective June 14, 2016, "Fidelity" will replace "Spartan" in the fund name for each Spartan® Index Fund referenced within the prospectus,

(b)  On or about May 31, 2016, Fidelity® Series Government Money Market Fund is expected to replace Money Market Portfolio as an underlying fund for each Fidelity Freedom® Index Fund.

Principal Investment Risks

Many factors affect each fund's performance. A fund's share price changes daily based on the performance of the underlying Fidelity® funds in which it invests. The ability of each fund to meet its investment objective is directly related to its target asset allocation among underlying Fidelity® funds and the ability of those funds to meet their investment objectives. If the Adviser's asset allocation strategy does not work as intended, a fund may not achieve its objective. Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at, or after the target retirement date.

The following factors can significantly affect a fund's performance:

Asset Allocation Risk. A fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Investing in Other Funds. A fund bears all risks of investment strategies employed by the underlying funds. A fund does not control the investments of the underlying funds, which may have different investment objectives and may engage in investment strategies that a fund would not engage in directly. Aggregation of underlying fund holdings may result in indirect concentration of assets in a particular industry or group of industries, or in a single issuer, which may increase volatility.

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations, especially in foreign markets, can be dramatic over the short as well as long term, and different parts of the market, including different market sectors, and different types of equity securities can react differently to these developments. For example, stocks of companies in one sector can react differently from those in another, large cap stocks can react differently from small cap stocks, "growth" stocks can react differently from "value" stocks, and stocks selected using quantitative or technical analysis can react differently than stocks selected using fundamental analysis. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Interest Rate Changes. Debt securities, including money market securities, have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and certain types of securities, such as mortgage securities and the securities of issuers in the financial services sector, can be more sensitive to interest rate changes, meaning the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. Short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates. Securities with floating interest rates can be less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general. Securities whose payment at maturity is based on the movement of all or part of an index and inflation-protected debt securities may react differently from other types of debt securities.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations, and securities for which an entity located in a foreign country provides credit support or a maturity-shortening structure can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign exchange rates; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers or providers in, or foreign exchange rates with, a different country or region.

Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. In addition, from time to time, a small number of companies may represent a large portion of a single industry or a group of related industries as a whole, and these companies can be sensitive to adverse economic, regulatory, or financial developments.

The commodities industries can be significantly affected by the level and volatility of commodity prices; the rate of commodity consumption; world events including international monetary and political developments; import controls, export controls, and worldwide competition; exploration and production spending; and tax and other government regulations and economic conditions.

Companies in the financial services industries are highly dependent on the supply of short-term financing. The value of securities of issuers in the financial services industries can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

Subsidiary Risk. The investments held by the Subsidiary are generally similar to those that are permitted to be held by the underlying fund that invests in it and, therefore, the Subsidiary is subject to risks similar to those of such fund, including the risks associated with investing in derivatives and commodity-linked investing in general. Because the Subsidiary is organized under Cayman Islands law and is not registered under the 1940 Act, the Subsidiary is not subject to the investor protections of the 1940 Act. The underlying fund that invests in the Subsidiary relies on a private letter ruling received by other Fidelity® funds from the Internal Revenue Service with respect to its investment in the Subsidiary. Changes in U.S. or Cayman Islands laws could result in the inability of such fund and/or the Subsidiary to operate as described in this prospectus.

Prepayment. Many types of debt securities, including mortgage securities, and inflation-protected debt securities, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's credit quality or value. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes, and if the structure of a security fails to function as intended, the security could decline in value. The value of securities of smaller and medium size, less well-known issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) tend to be particularly sensitive to these changes.

Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities often fluctuates in response to company, political, or economic developments and can decline significantly over short as well as long periods of time or during periods of general or regional economic difficulty.

Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, imperfect correlation between the underlying fund's securities and those in its index, timing differences associated with additions to and deletions from the index, and changes in the shares outstanding of the component securities. An underlying index fund may not be fully invested at times, either as a result of cash flows into the underlying fund or as a result of reserves of cash held by the underlying fund to meet redemptions. The use of sampling techniques or futures or other derivative positions may affect an underlying index fund's ability to achieve close correlation with its index. In addition, an underlying index fund may not be able to invest in certain securities in its index or invest in them in the exact proportions in which they are represented in the index due to regulatory restrictions.

Leverage Risk. Derivatives and forward-settling securities involve leverage because they can provide investment exposure in an amount exceeding the initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly. A small change in the underlying asset, instrument, or index can lead to a significant loss. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions. Forward-settling securities also involve the risk that a security will not be issued, delivered, or paid for when anticipated. Government legislation or regulation could affect the use of these transactions and could limit a fund's ability to pursue its investment strategies.

Inflation-Protected Debt Exposure. Inflation-protected debt securities tend to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation.

Commodity-Linked Investing. The performance of commodities, commodity-linked swaps, futures, notes, and other commodity-related investments may depend on the performance of the overall commodities markets and on other factors that affect the value of commodities, including weather, political, tax, and other regulatory and market developments. Commodity-linked instruments may be leveraged. For example, the price of a three-times leveraged commodity-linked note may change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying index. Commodity-linked investments may be hybrid instruments that can have substantial risk of loss with respect to both principal and interest. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures, are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer's creditworthiness deteriorates. As a result, returns of commodity-linked investments may deviate significantly from the return of the underlying commodity, instruments, or measures.

In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect its performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The following is fundamental, that is, subject to change only by shareholder approval:

Fidelity Freedom® Index Income Fund seeks high current income and, as a secondary objective, capital appreciation.

Each of Fidelity Freedom® Index 2005 Fund, Fidelity Freedom® Index 2010 Fund, Fidelity Freedom® Index 2015 Fund, Fidelity Freedom® Index 2020 Fund, Fidelity Freedom® Index 2025 Fund, Fidelity Freedom® Index 2030 Fund, Fidelity Freedom® Index 2035 Fund, Fidelity Freedom® Index 2040 Fund, Fidelity Freedom® Index 2045 Fund, Fidelity Freedom® Index 2050 Fund, Fidelity Freedom® Index 2055 Fund, and Fidelity Freedom® Index 2060 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Valuing Shares

Each fund is open for business each day the NYSE is open.

NAV is the value of a single share. Fidelity normally calculates NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. Each fund's assets normally are valued as of this time for the purpose of computing NAV. Fidelity calculates NAV separately for each class of shares of a multiple class fund.

NAV is not calculated and a fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

NAV is calculated using the values of the underlying Fidelity® funds in which a fund invests. Shares of underlying Fidelity® funds are valued at their respective NAVs. For an explanation of the circumstances under which the underlying Fidelity® funds will use fair value pricing and the effects of using fair value pricing, see the underlying Fidelity® funds' prospectuses and SAIs.

To the extent that underlying Fidelity® fund assets are traded in other markets on days when a fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some underlying Fidelity® fund assets may not occur on days when a fund is open for business.

Shareholder Information

Additional Information about the Purchase and Sale of Shares

As used in this prospectus, the term "shares" generally refers to the shares offered through this prospectus.

General Information

Certain methods of contacting Fidelity may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted.

Frequent Purchases and Redemptions

A fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to a fund (such as brokerage commissions or spreads paid to dealers who sell money market instruments), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund's NAV.

Each fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive trading than those stated in this prospectus.

Excessive Trading Policy

The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Excessive trading activity in a fund is measured by the number of roundtrip transactions in a shareholder's account and each class of a multiple class fund is treated separately. A roundtrip transaction occurs when a shareholder sells fund shares (including exchanges) within 30 days of the purchase date.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity® funds within any rolling 12-month period will be blocked for at least 85 days from additional purchases or exchange purchases across all Fidelity® funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block. Repeat offenders may be subject to long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder's control at any time. In addition to enforcing these roundtrip limitations, the fund may in its discretion restrict, reject, or cancel any purchases or exchanges that, in the Adviser's opinion, may be disruptive to the management of the fund or otherwise not be in the fund's interests.

Exceptions

The following transactions are exempt from the fund's excessive trading policy described above: (i) transactions of $1,000 or less, (ii) systematic withdrawal and/or contribution programs, (iii) mandatory retirement distributions, and (iv) transactions initiated by a plan sponsor or sponsors of certain employee benefit plans or other related accounts. In addition, the fund's excessive trading policy does not apply to transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund of fund(s), or other strategy funds. A qualified fund of fund(s) is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the fund's excessive trading policies to shareholders at the fund of fund(s) level, or demonstrates that the fund of fund(s) has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the fund's Treasurer.

Omnibus Accounts

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers, and third-party administrators. Individual trades in omnibus accounts are often not disclosed to the fund, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts is likely to go undetected by the fund and may increase costs to the fund and disrupt its portfolio management.

Under policies adopted by the Board of Trustees, intermediaries will be permitted to apply the fund's excessive trading policy (described above), or their own excessive trading policy if approved by the Adviser. In these cases, the fund will typically not request or receive individual account data but will rely on the intermediary to monitor trading activity in good faith in accordance with its or the fund's policies. Reliance on intermediaries increases the risk that excessive trading may go undetected. For other intermediaries, the fund will generally monitor trading activity at the omnibus account level to attempt to identify disruptive trades. The fund may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the fund's policy to transactions that exceed thresholds established by the Board of Trustees. The fund may prohibit purchases of fund shares by an intermediary or by some or all of any intermediary's clients. There is no assurance that the Adviser will request data with sufficient frequency to detect or deter excessive trading in omnibus accounts effectively.

If you purchase or sell fund shares through a financial intermediary, you may wish to contact the intermediary to determine the policies applicable to your account.

Retirement Plans

For employer-sponsored retirement plans, only participant directed exchanges count toward the roundtrip limits. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

Qualified Wrap Programs

The fund will monitor aggregate trading activity of adviser transactions to attempt to identify excessive trading in qualified wrap programs, as defined below. Excessive trading by an adviser will lead to fund blocks and the wrap program will lose its qualified status. Transactions of an adviser will not be matched with client-directed transactions unless the wrap program ceases to be a qualified wrap program (but all client-directed transactions will be subject to the fund's excessive trading policy).

A qualified wrap program is: (i) a program whose adviser certifies that it has investment discretion over $100 million or more in client assets invested in mutual funds at the time of the certification, (ii) a program in which the adviser directs transactions in the accounts participating in the program in concert with changes in a model portfolio, and (iii) managed by an adviser who agrees to give the Adviser sufficient information to permit the Adviser to identify the individual accounts in the wrap program.

Other Information about the Excessive Trading Policy

The fund's Treasurer is authorized to suspend the fund's policies during periods of severe market turbulence or national emergency. The fund reserves the right to modify its policies at any time without prior notice.

The fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

As described in "Valuing Shares," the fund also uses fair value pricing to help reduce arbitrage opportunities available to short-term traders. There is no assurance that the fund's excessive trading policy will be effective, or will successfully detect or deter excessive or disruptive trading.

Buying Shares

Eligibility

Shares generally are available only to certain employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) that will have at least $100 million invested in Class W of the Fidelity Freedom® Index Funds and for which Fidelity provides recordkeeping services. Please contact Fidelity for more information about Class W shares.

Shares generally are not available to retail retirement or non-retirement accounts, traditional and Roth Individual Retirement Accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 403(b) accounts that are not part of an employer's 403(b) plan, or qualified tuition programs.

There is no minimum balance or purchase minimum for investors who purchase shares through eligible employer-sponsored retirement plans, as described above.

Price to Buy

The price to buy one share is its NAV. Class W shares are sold without a sales charge.

Shares will be bought at the NAV next calculated after an order is received in proper form.

Shares are generally available only to investors residing in the United States.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Under applicable anti-money laundering rules and other regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Selling Shares

The price to sell one share is its NAV.

Shares will be sold at the NAV next calculated after an order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect a fund.

A signature guarantee is designed to protect you and Fidelity from fraud. Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  When you wish to sell more than $100,000 worth of shares.
  When the address on your account (record address) has changed within the last 15 days or you are requesting that a check be mailed to an address different than the record address.
  When you are requesting that redemption proceeds be paid to someone other than the account owner.
  In certain situations when the redemption proceeds are being transferred to a Fidelity® account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker (including Fidelity® Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if the Adviser determines it is in the best interests of a fund.
  You will not receive interest on amounts represented by uncashed redemption checks.
  Under applicable anti-money laundering rules and other regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Converting Shares

Each Fidelity Freedom® Index Fund will automatically convert your class of shares of the fund to Class W shares if Class W of the same Fidelity Freedom® Index Fund is available under your plan.

Each Fidelity Freedom® Index Fund may convert your Class W shares to another class of shares of the same Fidelity Freedom® Index Fund, which are not offered through this prospectus, if your plan is no longer eligible to offer Class W. Information on such other classes of shares can be found in the applicable class’s prospectus. Investors will be notified in writing before any such conversion.

A conversion will be based on the respective NAVs of the two classes, without the imposition of any fees, on the trade date of the conversion. A conversion between share classes of the same fund is a non-taxable event.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

Shares may be exchanged into shares of any class of a Fidelity® fund available through your plan.

However, you should note the following policies and restrictions governing exchanges:

  The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.
  Each fund may refuse any exchange purchase for any reason. For example, each fund may refuse exchange purchases by any person or group if, in the Adviser's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  Before any exchange, read the prospectus for the shares you are purchasing, including any purchase and sale requirements.
  The shares you are acquiring by exchange must be available for sale in your state.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
  Under applicable anti-money laundering rules and other regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The funds may terminate or modify exchange privileges in the future.

Other funds may have different exchange restrictions and minimums, and may impose redemption fees of up to 2.00% of the amount exchanged. Check each fund's prospectus for details.

Account Policies

The following policies apply to you as a shareholder.

Combination with Fidelity Freedom® Index Income Fund. Each fund may be combined with Fidelity Freedom® Index Income Fund, without a vote of shareholders, if the funds' Board of Trustees determines at the time of the proposed combination that combining the funds is in the best interests of the funds and their shareholders. Prior to a combination, Fidelity will notify shareholders of a fund of the combination and any tax consequences.

Statements that Fidelity sends to you include the following:

  Confirmation statements (after transactions affecting your fund balance except reinvestment of distributions in the fund).
  Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations. In addition, each fund reserves the right to involuntarily redeem an account in the case of: (i) actual or suspected threatening conduct or actual or suspected fraudulent, illegal or suspicious activity by the account owner or any other individual associated with the account; or (ii) the failure of the account owner to provide information to the funds related to opening the accounts. Your shares will be sold at the NAV minus, if applicable, any short-term redemption fee, calculated on the day Fidelity closes your fund position.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

Each fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Each fund (except Fidelity Freedom® Index Income Fund) normally pays dividends and capital gain distributions in May and December.

Fidelity Freedom® Index Income Fund normally pays dividends monthly (except January) and pays capital gain distributions in May and December.

Any dividends and capital gain distributions paid to retirement plan participants will be automatically reinvested.

Tax Consequences

Taxes on Distributions  Distributions by each fund to tax-advantaged retirement plan accounts are not taxable currently.

Taxes on Transactions

Exchanges within a tax-advantaged retirement plan account will not result in a capital gain or loss for federal tax purposes. Please consult your tax advisor regarding the tax treatment of distributions from a tax-advantaged retirement plan account.

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

Adviser

FMRC. The Adviser is each fund's manager. The address of the Adviser is 245 Summer Street, Boston, Massachusetts 02210.

The Adviser began managing the funds on October 1, 2015. Prior to such date, the funds were managed by Strategic Advisers, Inc., an affiliated investment adviser.

As of December 31, 2015, the Adviser had approximately $1.1 trillion in discretionary assets under management, and approximately $2.04 trillion when combined with all of its affiliates' assets under management.

As the manager, the Adviser administers the asset allocation program for each fund.

FMR is responsible for handling the business affairs for each fund.

Portfolio Manager(s)

Andrew Dierdorf is co-manager of each fund, which he has managed since October 2009 (other than Fidelity Freedom® Index 2055 Fund which he has managed since June 2011 and Fidelity Freedom® Index 2060 Fund which he has managed since August 2014). He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Dierdorf has worked as a portfolio manager.

Brett Sumsion is co-manager of each fund, which he has managed since January 2014 (other than Fidelity Freedom® Index 2060 Fund which he has managed since August 2014). He also manages other funds. Prior to joining Fidelity Investments in 2014 as a portfolio manager, Mr. Sumsion worked as a managing director of asset allocation at DuPont Capital Management, Inc. from 2008 to 2013.

The SAI provides additional information about the compensation of, any other accounts managed by, and any fund shares held by the portfolio managers.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity® fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity® fund.

Advisory Fee(s)

Each fund does not pay a management fee to the Adviser.

FMR receives no fee for handling the business affairs for each fund and pays the expenses of each fund with limited exceptions.

The basis for the Board of Trustees approving the management contract for each fund is available in each fund's semi-annual report for the fiscal period ended September 30, 2015.

From time to time, the Adviser or its affiliates may agree to reimburse or waive certain fund expenses while retaining the ability to be repaid if expenses fall below the specified limit prior to the end of the fiscal year.

Reimbursement or waiver arrangements can decrease expenses and boost performance.

Fund Distribution

Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.

FDC distributes Class W shares.

Intermediaries may receive from the Adviser, FDC, and/or their affiliates compensation for providing recordkeeping and administrative services, as well as other retirement plan expenses, and compensation for services intended to result in the sale of Class W shares. These payments are described in more detail in this section and in the SAI.

Class W of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act that recognizes that the Adviser or FMR may use its past profits or its resources from any other source to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Class W shares and/or shareholder support services. The Adviser or FMR, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for Class W.

If payments made by the Adviser or FMR to FDC or to intermediaries under a Distribution and Service Plan were considered to be paid out of Class W's assets on an ongoing basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.

From time to time, FDC may offer special promotional programs to investors who purchase shares of Fidelity® funds. For example, FDC may offer merchandise, discounts, vouchers, or similar items to investors who purchase shares of certain Fidelity® funds during certain periods. To determine if you qualify for any such programs, contact Fidelity or visit our web site at www.fidelity.com.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

Appendix

Financial Highlights

Financial Highlights are intended to help you understand the financial history of fund shares for the past 5 years (or, if shorter, the period of operations). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in shares (assuming reinvestment of all dividends and distributions). The annual information has been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report, along with fund financial statements, is included in the annual report. Annual reports are available for free upon request.

Financial Highlights — Fidelity Freedom Index Income Fund Class W

Years ended March 31,	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$11.48
Income from Investment Operations
Net investment income (loss)B	.18
Net realized and unrealized gain (loss)	(.15)
Total from investment operations	.03
Distributions from net investment income	(.15)
Distributions from net realized gain	(.01)
Total distributions	(.16)
Net asset value, end of period	$11.35
Total ReturnC,D	.26%
Ratios to Average Net AssetsE,F
Expenses before reductions	.05%G
Expenses net of fee waivers, if any	.01%G
Expenses net of all reductions	.01%G
Net investment income (loss)	2.12%G
Supplemental Data
Net assets, end of period (000 omitted)	$108,865
Portfolio turnover rateF	22%

A  For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

B  Calculated based on average shares outstanding during the period.

C  Total returns for periods of less than one year are not annualized.

D  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F  Amount does not include the portfolio activity of any Underlying Funds.

G  Annualized

Financial Highlights — Fidelity Freedom Index 2005 Fund Class W

Years ended March 31,	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$12.73
Income from Investment Operations
Net investment income (loss)B	.21
Net realized and unrealized gain (loss)	(.30)
Total from investment operations	(.09)
Distributions from net investment income	(.18)
Distributions from net realized gain	–C
Total distributions	(.19)D
Net asset value, end of period	$12.45
Total ReturnE,F	(.73)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.05%I
Expenses net of fee waivers, if any	.01%I
Expenses net of all reductions	.01%I
Net investment income (loss)	2.28%I
Supplemental Data
Net assets, end of period (000 omitted)	$28,910
Portfolio turnover rateH	28%

A  For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

B  Calculated based on average shares outstanding during the period.

C  Amount represents less than $.005 per share.

D  Total distributions of $.19 per share is comprised of distributions from net investment income of $.181 and distributions from net realized gain of $.004 per share.

E  Total returns for periods of less than one year are not annualized.

F  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H  Amount does not include the portfolio activity of any Underlying Funds.

I  Annualized

Financial Highlights — Fidelity Freedom Index 2010 Fund Class W

March 31,
Years ended March 31,	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$13.43
Income from Investment Operations
Net investment income (loss)B	.27
Net realized and unrealized gain (loss)	(.46)
Total from investment operations	(.19)
Distributions from net investment income	(.21)
Distributions from net realized gain	–C
Total distributions	(.21)
Net asset value, end of period	$13.03
Total ReturnD,E	(1.39)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.05%H
Expenses net of fee waivers, if any	.02%H
Expenses net of all reductions	.02%H
Net investment income (loss)	2.81%H
Supplemental Data
Net assets, end of period (000 omitted)	$215,392
Portfolio turnover rateG	22%

A  For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

B  Calculated based on average shares outstanding during the period.

C  Amount represents less than $.005 per share.

D  Total returns for periods of less than one year are not annualized.

E  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G  Amount does not include the portfolio activity of any Underlying Funds.

H  Annualized

Financial Highlights — Fidelity Freedom Index 2015 Fund Class W

Years ended March 31,	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$13.72
Income from Investment Operations
Net investment income (loss)B	.28
Net realized and unrealized gain (loss)	(.56)
Total from investment operations	(.28)
Distributions from net investment income	(.23)
Distributions from net realized gain	–C
Total distributions	(.23)
Net asset value, end of period	$13.21
Total ReturnD,E	(2.03)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.05%H
Expenses net of fee waivers, if any	.02%H
Expenses net of all reductions	.02%H
Net investment income (loss)	2.84%H
Supplemental Data
Net assets, end of period (000 omitted)	$330,221
Portfolio turnover rateG	22%

A  For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

B  Calculated based on average shares outstanding during the period.

C  Amount represents less than $.005 per share.

D  Total returns for periods of less than one year are not annualized.

E  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G  Amount does not include the portfolio activity of any Underlying Funds.

H  Annualized

Financial Highlights — Fidelity Freedom Index 2020 Fund Class W

Years ended March 31,	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$14.24
Income from Investment Operations
Net investment income (loss)B	.32
Net realized and unrealized gain (loss)	(.67)
Total from investment operations	(.35)
Distributions from net investment income	(.24)
Distributions from net realized gain	–C
Total distributions	(.24)
Net asset value, end of period	$13.65
Total ReturnD,E	(2.42)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.05%H
Expenses net of fee waivers, if any	.02%H
Expenses net of all reductions	.02%H
Net investment income (loss)	3.12%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,249,900
Portfolio turnover rateG	16%

A  For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

B  Calculated based on average shares outstanding during the period.

C  Amount represents less than $.005 per share.

D  Total returns for periods of less than one year are not annualized.

E  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G  Amount does not include the portfolio activity of any Underlying Funds.

H  Annualized

Financial Highlights — Fidelity Freedom Index 2025 Fund Class W

Years ended March 31,	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$15.00
Income from Investment Operations
Net investment income (loss)B	.33
Net realized and unrealized gain (loss)	(.79)
Total from investment operations	(.46)
Distributions from net investment income	(.27)
Distributions from net realized gain	–C
Total distributions	(.27)
Net asset value, end of period	$14.27
Total ReturnD,E	(3.07)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.05%H
Expenses net of fee waivers, if any	.02%H
Expenses net of all reductions	.02%H
Net investment income (loss)	3.08%H
Supplemental Data
Net assets, end of period (000 omitted)	$792,922
Portfolio turnover rateG	17%

A  For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

B  Calculated based on average shares outstanding during the period.

C  Amount represents less than $.005 per share.

D  Total returns for periods of less than one year are not annualized.

E  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G  Amount does not include the portfolio activity of any Underlying Funds.

H  Annualized

Financial Highlights — Fidelity Freedom Index 2030 Fund Class W

Years ended March 31,	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$15.44
Income from Investment Operations
Net investment income (loss)B	.38
Net realized and unrealized gain (loss)	(1.04)
Total from investment operations	(.66)
Distributions from net investment income	(.29)
Distributions from net realized gain	–C
Total distributions	(.29)
Net asset value, end of period	$14.49
Total ReturnD,E	(4.28)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.05%H
Expenses net of fee waivers, if any	.02%H
Expenses net of all reductions	.02%H
Net investment income (loss)	3.54%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,165,165
Portfolio turnover rateG	13%

A  For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

B  Calculated based on average shares outstanding during the period.

C  Amount represents less than $.005 per share.

D  Total returns for periods of less than one year are not annualized.

E  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G  Amount does not include the portfolio activity of any Underlying Funds.

H  Annualized

Financial Highlights — Fidelity Freedom Index 2035 Fund Class W

Years ended March 31,	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$16.03
Income from Investment Operations
Net investment income (loss)B	.39
Net realized and unrealized gain (loss)	(1.20)
Total from investment operations	(.81)
Distributions from net investment income	(.30)
Distributions from net realized gain	–C
Total distributions	(.30)
Net asset value, end of period	$14.92
Total ReturnD,E	(5.04)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.05%H
Expenses net of fee waivers, if any	.01%H
Expenses net of all reductions	.01%H
Net investment income (loss)	3.53%H
Supplemental Data
Net assets, end of period (000 omitted)	$581,231
Portfolio turnover rateG	11%

A  For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

B  Calculated based on average shares outstanding during the period.

C  Amount represents less than $.005 per share.

D  Total returns for periods of less than one year are not annualized.

E  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G  Amount does not include the portfolio activity of any Underlying Funds.

H  Annualized

Financial Highlights — Fidelity Freedom Index 2040 Fund Class W

Years ended March 31,	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$16.12
Income from Investment Operations
Net investment income (loss)B	.41
Net realized and unrealized gain (loss)	(1.22)
Total from investment operations	(.81)
Distributions from net investment income	(.30)
Distributions from net realized gain	–C
Total distributions	(.31)D
Net asset value, end of period	$15.00
Total ReturnE,F	(5.06)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.05%I
Expenses net of fee waivers, if any	.01%I
Expenses net of all reductions	.01%I
Net investment income (loss)	3.69%I
Supplemental Data
Net assets, end of period (000 omitted)	$830,093
Portfolio turnover rateH	9%

A  For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

B  Calculated based on average shares outstanding during the period.

C  Amount represents less than $.005 per share.

D  Total distributions of $.31 per share is comprised of distributions from net investment income of $.309 and distributions from net realized gain of $.003 per share.

E  Total returns for periods of less than one year are not annualized.

F  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H  Amount does not include the portfolio activity of any Underlying Funds.

I  Annualized

Financial Highlights — Fidelity Freedom Index 2045 Fund Class W

Years ended March 31,	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$16.26
Income from Investment Operations
Net investment income (loss)B	.40
Net realized and unrealized gain (loss)	(1.22)
Total from investment operations	(.82)
Distributions from net investment income	(.30)
Distributions from net realized gain	–C
Total distributions	(.31)D
Net asset value, end of period	$15.13
Total ReturnE,F	(5.08)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.05%I
Expenses net of fee waivers, if any	.01%I
Expenses net of all reductions	.01%I
Net investment income (loss)	3.56%I
Supplemental Data
Net assets, end of period (000 omitted)	$386,977
Portfolio turnover rateH	8%

A  For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

B  Calculated based on average shares outstanding during the period.

C  Amount represents less than $.005 per share.

D  Total distributions of $.31 per share is comprised of distributions from net investment income of $.303 and distributions from net realized gain of $.003 per share.

E  Total returns for periods of less than one year are not annualized.

F  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H  Amount does not include the portfolio activity of any Underlying Funds.

I  Annualized

Financial Highlights — Fidelity Freedom Index 2050 Fund Class W

Years ended March 31,	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$16.37
Income from Investment Operations
Net investment income (loss)B	.38
Net realized and unrealized gain (loss)	(1.20)
Total from investment operations	(.82)
Distributions from net investment income	(.30)
Distributions from net realized gain	–C
Total distributions	(.31)D
Net asset value, end of period	$15.24
Total ReturnE,F	(5.04)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.05%I
Expenses net of fee waivers, if any	.01%I
Expenses net of all reductions	.01%I
Net investment income (loss)	3.40%I
Supplemental Data
Net assets, end of period (000 omitted)	$434,989
Portfolio turnover rateH	7%

A  For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

B  Calculated based on average shares outstanding during the period.

C  Amount represents less than $.005 per share.

D  Total distributions of $.31 per share is comprised of distributions from net investment income of $.304 and distributions from net realized gain of $.003 per share.

E  Total returns for periods of less than one year are not annualized.

F  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H  Amount does not include the activity of the underlying investments.

I  Annualized

Financial Highlights — Fidelity Freedom Index 2055 Fund Class W

Years ended March 31,	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$13.00
Income from Investment Operations
Net investment income (loss)B	.23
Net realized and unrealized gain (loss)	(.89)
Total from investment operations	(.66)
Distributions from net investment income	(.25)C
Distributions from net realized gain	(.01)C
Tax return of capital	( .02)
Total distributions	(.28)
Net asset value, end of period	$12.06
Total ReturnD,E	(5.11)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.05%H
Expenses net of fee waivers, if any	.01%H
Expenses net of all reductions	.01%H
Net investment income (loss)	2.63%H
Supplemental Data
Net assets, end of period (000 omitted)	$135,214
Portfolio turnover rateG	7%

A  For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

B  Calculated based on average shares outstanding during the period.

C  The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

D  Total returns for periods of less than one year are not annualized.

E  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G  Amount does not include the portfolio activity of any Underlying Funds.

H  Annualized

Financial Highlights — Fidelity Freedom Index 2060 Fund Class W

Years ended March 31,	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$10.56
Income from Investment Operations
Net investment income (loss)B	.13
Net realized and unrealized gain (loss)	(.66)
Total from investment operations	(.53)
Distributions from net investment income	(.18)
Distributions from net realized gain	–C
Total distributions	(.18)
Net asset value, end of period	$9.85
Total ReturnD,E	(5.05)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.05%H
Expenses net of fee waivers, if any	.01%H
Expenses net of all reductions	.01%H
Net investment income (loss)	1.80%H
Supplemental Data
Net assets, end of period (000 omitted)	$9,543
Portfolio turnover rateG	8%

A  For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

B  Calculated based on average shares outstanding during the period.

C  Amount represents less than $.005 per share.

D  Total returns for periods of less than one year are not annualized.

E  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G  Amount does not include the portfolio activity of any Underlying Funds.

H  Annualized

Additional Index Information

Each of Fidelity Freedom Index Income Composite Index℠, Fidelity Freedom Index 2005 Composite Index℠, Fidelity Freedom Index 2010 Composite Index℠, Fidelity Freedom Index 2015 Composite Index℠, Fidelity Freedom Index 2020 Composite Index℠, Fidelity Freedom Index 2025 Composite Index℠, Fidelity Freedom Index 2030 Composite Index℠, Fidelity Freedom Index 2035 Composite Index℠, Fidelity Freedom Index 2040 Composite Index℠, Fidelity Freedom Index 2045 Composite Index℠, Fidelity Freedom Index 2050 Composite Index℠, Fidelity Freedom Index 2055 Composite Index℠, and Fidelity Freedom Index 2060 Composite Index℠is a variable, customized blend of the following unmanaged indexes: Dow Jones U.S. Total Stock Market Index℠; MSCI ACWI (All Country World Index) ex USA Index; Barclays® U.S. Aggregate Bond Index; Bloomberg Commodity Index Total Return℠; Barclays® U.S. 1-10 Year Treasury Inflation-Protected Securities (TIPS) Index (Series-L); and Barclays® U.S. 3 Month Treasury Bellwether Index. The composition differed in periods prior to January 1, 2014. The index weightings are adjusted monthly to reflect the fund's changing asset allocations.

Barclays® U.S. Aggregate Bond Index is a broad-based, market-value-weighted benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. Sectors in the index include Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

S&P 500® Index is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account:  When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals:  When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the funds. A description of each fund's policies and procedures for disclosing its holdings is available in the funds' SAI and on Fidelity's web sites. The SAI also includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports also include additional information. Each fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-800-835-5092. In addition, existing investors may visit the web site at www.401k.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-06440

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity Freedom, Fidelity Investments & Pyramid Design, Fidelity, and Spartan are registered service marks of FMR LLC. © 2016 FMR LLC. All rights reserved.

Fidelity Freedom Index Income Composite Index, Fidelity Freedom Index 2005 Composite Index, Fidelity Freedom Index 2010 Composite Index, Fidelity Freedom Index 2015 Composite Index, Fidelity Freedom Index 2020 Composite Index, Fidelity Freedom Index 2025 Composite Index, Fidelity Freedom Index 2030 Composite Index, Fidelity Freedom Index 2035 Composite Index, Fidelity Freedom Index 2040 Composite Index, Fidelity Freedom Index 2045 Composite Index, Fidelity Freedom Index 2050 Composite Index, Fidelity Freedom Index 2055 Composite Index, and Fidelity Freedom Index 2060 Composite Index are service marks of FMR LLC.

Any third-party marks that may appear above are the marks of their respective owners.

1.9865231.102	FRX-CW-PRO-0516

Fidelity Advisor Freedom Funds®

Fidelity Advisor Freedom® Income Fund
Class/Ticker
A/FAFAX	T/FTAFX	B/FBFAX	C/FCAFX

Fidelity Advisor Freedom® 2005 Fund
Class/Ticker
A/FFAVX	T/FFTVX	B/FFBVX	C/FCFVX

Fidelity Advisor Freedom® 2010 Fund
Class/Ticker
A/FACFX	T/FCFTX	B/FCFBX	C/FCFCX

Fidelity Advisor Freedom® 2015 Fund
Class/Ticker
A/FFVAX	T/FFVTX	B/FFVBX	C/FFVCX

Fidelity Advisor Freedom® 2020 Fund
Class/Ticker
A/FDAFX	T/FDTFX	B/FDBFX	C/FDCFX

Fidelity Advisor Freedom® 2025 Fund
Class/Ticker
A/FATWX	T/FTTWX	B/FBTWX	C/FCTWX

Fidelity Advisor Freedom® 2030 Fund
Class/Ticker
A/FAFEX	T/FTFEX	B/FBFEX	C/FCFEX

Fidelity Advisor Freedom® 2035 Fund
Class/Ticker
A/FATHX	T/FTTHX	B/FBTHX	C/FCTHX

Fidelity Advisor Freedom® 2040 Fund
Class/Ticker
A/FAFFX	T/FTFFX	B/FBFFX	C/FCFFX

Fidelity Advisor Freedom® 2045 Fund
Class/Ticker
A/FFFZX	T/FFFTX	B/FFFKX	C/FFFJX

Fidelity Advisor Freedom® 2050 Fund
Class/Ticker
A/FFFLX	T/FFFQX	B/FFFWX	C/FFFYX

Fidelity Advisor Freedom® 2055 Fund
Class/Ticker
A/FHFAX	T/FHFTX	C/FHFCX

Fidelity Advisor Freedom® 2060 Fund
Class/Ticker
A/FDKPX	T/FDKTX	C/FDKSX

Prospectus

May 28, 2016

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

245 Summer Street, Boston, MA 02210

Contents
Fund Summary	Fidelity Advisor Freedom® Income Fund
Fidelity Advisor Freedom® 2005 Fund
Fidelity Advisor Freedom® 2010 Fund
Fidelity Advisor Freedom® 2015 Fund
Fidelity Advisor Freedom® 2020 Fund
Fidelity Advisor Freedom® 2025 Fund
Fidelity Advisor Freedom® 2030 Fund
Fidelity Advisor Freedom® 2035 Fund
Fidelity Advisor Freedom® 2040 Fund
Fidelity Advisor Freedom® 2045 Fund
Fidelity Advisor Freedom® 2050 Fund
Fidelity Advisor Freedom® 2055 Fund
Fidelity Advisor Freedom® 2060 Fund
Fund Basics	Investment Details
Valuing Shares
Shareholder Information	Additional Information about the Purchase and Sale of Shares
Exchanging Shares
Account Features and Policies
Dividends and Capital Gain Distributions
Tax Consequences
Fund Services	Fund Management
Fund Distribution
Appendix	Financial Highlights
Additional Index Information

Fund Summary

Fund/Class:
Fidelity Advisor Freedom® Income Fund/A, T, B, C

Investment Objective

The fund seeks high total return with a secondary objective of principal preservation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page 82 of the prospectus.

Shareholder fees

(fees paid directly from your investment)

	Class A	Class T	Class B	Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	3.50%	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None(a)	None(a)	5.00%(b)	1.00%(c)

(a)  Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

(b)  Declines over 6 years from 5.00% to 0%.

(c)  On Class C shares redeemed less than one year after purchase.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	None	None	None	None
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.00%	0.00%	0.00%	0.00%
Acquired fund fees and expenses	0.49%	0.49%	0.49%	0.49%
Total annual operating expenses(a)	0.74%	0.99%	1.49%	1.49%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class T		Class B		Class C
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$646	$646	$447	$447	$652	$152	$252	$152
3 years	$798	$798	$654	$654	$771	$471	$471	$471
5 years	$963	$963	$878	$878	$1,013	$813	$813	$813
10 years	$1,441	$1,441	$1,521	$1,521	$1,481	$1,481	$1,779	$1,779

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 30% of the average value of its portfolio.

Principal Investment Strategies
  Investing in a combination of Fidelity® domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets among underlying Fidelity® funds according to a stable "neutral" asset allocation strategy shown in the "glide path" below.

  Allocating assets among underlying Fidelity® funds according to a stable "neutral" asset allocation of approximately:

Domestic Equity Funds*	17.0%
International Equity Funds*	7.0%
Bond Funds*	46.0%
Short-Term Funds*	30.0%

* FMRC may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above.
  FMR Co., Inc. (FMRC) may use an active asset allocation strategy to increase or decrease neutral asset class exposures reflected above by up to 10 percentage points for Equity Funds (includes domestic equity and international equity funds), Bond Funds and Short-Term Funds to reflect FMRC's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as "neutral" because they do not reflect any decisions made by FMRC to overweight or underweight an asset class.
  FMRC may also make active asset allocations within other asset classes (including Commodities, High Yield Debt, Floating Rate Debt, Real Estate Debt, Inflation-Protected Debt, and Emerging Markets Debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment.  The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk.  Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for more recent performance information.

Year-by-Year Returns

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	8.33%	June 30, 2009
Lowest Quarter Return	(7.86)%	December 31, 2008
Year-to-Date Return	1.64%	March 31, 2016

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015	Past 1 year	Past 5 years	Past 10 years
Class A - Return Before Taxes	(6.51)%	1.73%	2.91%
Return After Taxes on Distributions	(7.49)%	0.77%	1.86%
Return After Taxes on Distributions and Sale of Fund Shares	(3.32)%	1.13%	1.97%
Class T - Return Before Taxes	(4.51)%	1.94%	2.90%
Class B - Return Before Taxes	(6.37)%	1.79%	2.99%
Class C - Return Before Taxes	(2.50)%	2.17%	2.75%
Barclays® U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	0.55%	3.25%	4.51%
Fidelity Freedom Income Composite Index℠ (reflects no deduction for fees or expenses)	0.12%	3.48%	3.82%

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

You may buy or sell shares through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet

www.advisor.fidelity.com

Phone

To reach a Fidelity representative 1-877-208-0098

Mail

Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

Subject to certain limited exceptions described in the Additional Information about the Purchase and Sale of Shares section of the prospectus, the fund no longer accepts investments in Class B shares. Any purchase order for Class B shares (other than from an existing Class B shareholder pursuant to an exchange or the reinvestment of dividends and capital gain distributions paid on Class B shares) will be deemed to be a purchase order for Class A shares of the fund and will be subject to any applicable Class A front-end sales charge.

After a maximum of seven years from the initial purchase date, Class B shares convert automatically to Class A shares of the fund at NAV. Effective on or about July 1, 2016, all existing Class B shares convert automatically to Class A shares, regardless of the initial purchase date.

The price to buy one share of Class A or Class T is its offering price, if you pay a front-end sales charge, or its net asset value per share (NAV), if you qualify for a front-end sales charge waiver. The price to buy one share of Class B or Class C is its NAV. Shares will be bought at the offering price or NAV, as applicable, next calculated after an order is received in proper form.

The price to sell one share of Class A, Class T, Class B, or Class C is its NAV, minus any applicable contingent deferred sales charge (CDSC). Shares will be sold at the NAV next calculated after an order is received in proper form, minus any applicable CDSC.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
Fidelity Advisor® Traditional IRA, Roth IRA, Rollover IRA, and Simplified Employee Pension-IRA for which Fidelity Management Trust Company or an affiliate serves as custodian	$500
Through a regular investment plan established at the time the fund position is opened	$100

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Advisor Freedom® 2005 Fund/A, T, B, C

Investment Objective

The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page 82 of the prospectus.

Shareholder fees

(fees paid directly from your investment)

	Class A	Class T	Class B	Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	3.50%	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None(a)	None(a)	5.00%(b)	1.00%(c)

(a)  Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

(b)  Declines over 6 years from 5.00% to 0%.

(c)  On Class C shares redeemed less than one year after purchase.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	None	None	None	None
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.00%	0.00%	0.00%	0.00%
Acquired fund fees and expenses	0.55%	0.55%	0.55%	0.55%
Total annual operating expenses(a)	0.80%	1.05%	1.55%	1.55%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class T		Class B		Class C
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$652	$652	$453	$453	$658	$158	$258	$158
3 years	$816	$816	$672	$672	$790	$490	$490	$490
5 years	$994	$994	$909	$909	$1,045	$845	$845	$845
10 years	$1,508	$1,508	$1,588	$1,588	$1,549	$1,549	$1,845	$1,845

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 30% of the average value of its portfolio.

Principal Investment Strategies
  FMR Co., Inc (FMRC) may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of Fidelity® domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets among underlying Fidelity® funds according to a "neutral" asset allocation strategy shown in the "glide path" below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Advisor Freedom® Income Fund (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2005)).

  As of March 31, 2016 the fund's neutral asset allocation to underlying Fidelity® funds was approximately:

Domestic Equity Funds*	25.8%
International Equity Funds*	11.0%
Bond Funds*	41.4%
Short-Term Funds*	21.8%

* FMRC may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above.
  FMRC may use an active asset allocation strategy to increase or decrease neutral asset class exposures reflected above by up to 10 percentage points for Equity Funds (includes domestic equity and international equity funds), Bond Funds and Short-Term Funds to reflect FMRC's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as "neutral" because they do not reflect any decisions made by FMRC to overweight or underweight an asset class.
  FMRC may also make active asset allocations within other asset classes (including Commodities, High Yield Debt, Floating Rate Debt, Real Estate Debt, Inflation-Protected Debt, and Emerging Markets Debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above.
  Designed for investors who retired in or within a few years of 2005 (target retirement date) at or around age 65 and plan to gradually withdraw the value of their account in the fund over time.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment.  The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk.  Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Value" Investing.  "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for more recent performance information.

Year-by-Year Returns

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	13.03%	June 30, 2009
Lowest Quarter Return	(13.93)%	December 31, 2008
Year-to-Date Return	1.33%	March 31, 2016

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015	Past 1 year	Past 5 years	Past 10 years
Class A - Return Before Taxes	(6.50)%	2.57%	3.14%
Return After Taxes on Distributions	(7.71)%	1.53%	2.13%
Return After Taxes on Distributions and Sale of Fund Shares	(3.12)%	1.75%	2.19%
Class T - Return Before Taxes	(4.57)%	2.78%	3.12%
Class B - Return Before Taxes	(6.30)%	2.65%	3.21%
Class C - Return Before Taxes	(2.49)%	3.01%	2.97%
Barclays® U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	0.55%	3.25%	4.51%
Fidelity Freedom 2005 Composite Index℠ (reflects no deduction for fees or expenses)	(0.03)%	4.83%	4.47%

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

You may buy or sell shares through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet

www.advisor.fidelity.com

Phone

To reach a Fidelity representative 1-877-208-0098

Mail

Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

Subject to certain limited exceptions described in the Additional Information about the Purchase and Sale of Shares section of the prospectus, the fund no longer accepts investments in Class B shares. Any purchase order for Class B shares (other than from an existing Class B shareholder pursuant to an exchange or the reinvestment of dividends and capital gain distributions paid on Class B shares) will be deemed to be a purchase order for Class A shares of the fund and will be subject to any applicable Class A front-end sales charge.

After a maximum of seven years from the initial purchase date, Class B shares convert automatically to Class A shares of the fund at NAV. Effective on or about July 1, 2016, all existing Class B shares convert automatically to Class A shares, regardless of the initial purchase date.

The price to buy one share of Class A or Class T is its offering price, if you pay a front-end sales charge, or its net asset value per share (NAV), if you qualify for a front-end sales charge waiver. The price to buy one share of Class B or Class C is its NAV. Shares will be bought at the offering price or NAV, as applicable, next calculated after an order is received in proper form.

The price to sell one share of Class A, Class T, Class B, or Class C is its NAV, minus any applicable contingent deferred sales charge (CDSC). Shares will be sold at the NAV next calculated after an order is received in proper form, minus any applicable CDSC.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
Fidelity Advisor® Traditional IRA, Roth IRA, Rollover IRA, and Simplified Employee Pension-IRA for which Fidelity Management Trust Company or an affiliate serves as custodian	$500
Through a regular investment plan established at the time the fund position is opened	$100

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Advisor Freedom® 2010 Fund/A, T, B, C

Investment Objective

The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page 82 of the prospectus.

Shareholder fees

(fees paid directly from your investment)

	Class A	Class T	Class B	Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	3.50%	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None(a)	None(a)	5.00%(b)	1.00%(c)

(a)  Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

(b)  Declines over 6 years from 5.00% to 0%.

(c)  On Class C shares redeemed less than one year after purchase.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	None	None	None	None
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.00%	0.00%	0.00%	0.00%
Acquired fund fees and expenses	0.60%	0.60%	0.60%	0.60%
Total annual operating expenses(a)	0.85%	1.10%	1.60%	1.60%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class T		Class B		Class C
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$657	$657	$458	$458	$663	$163	$263	$163
3 years	$831	$831	$687	$687	$805	$505	$505	$505
5 years	$1,019	$1,019	$935	$935	$1,071	$871	$871	$871
10 years	$1,564	$1,564	$1,643	$1,643	$1,605	$1,605	$1,900	$1,900

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies
  FMR Co., Inc (FMRC) may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of Fidelity® domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets among underlying Fidelity® funds according to a "neutral" asset allocation strategy shown in the "glide path" below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Advisor Freedom® Income Fund (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2010)).

  As of March 31, 2016 the fund's neutral asset allocation to underlying Fidelity® funds was approximately:

Domestic Equity Funds*	32.0%
International Equity Funds*	13.7%
Bond Funds*	37.9%
Short-Term Funds*	16.4%

* FMRC may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above.
  FMRC may use an active asset allocation strategy to increase or decrease neutral asset class exposures reflected above by up to 10 percentage points for Equity Funds (includes domestic equity and international equity funds), Bond Funds and Short-Term Funds to reflect FMRC's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as "neutral" because they do not reflect any decisions made by FMRC to overweight or underweight an asset class.
  FMRC may also make active asset allocations within other asset classes (including Commodities, High Yield Debt, Floating Rate Debt, Real Estate Debt, Inflation-Protected Debt, and Emerging Markets Debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above.
  Designed for investors who retired in or within a few years of 2010 (target retirement date) at or around age 65 and plan to gradually withdraw the value of their account in the fund over time.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment.  The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk.  Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Value" Investing.  "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for more recent performance information.

Year-by-Year Returns

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	13.88%	June 30, 2009
Lowest Quarter Return	(14.54)%	December 31, 2008
Year-to-Date Return	1.19%	March 31, 2016

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015	Past 1 year	Past 5 years	Past 10 years
Class A - Return Before Taxes	(6.58)%	3.38%	3.67%
Return After Taxes on Distributions	(7.94)%	2.14%	2.53%
Return After Taxes on Distributions and Sale of Fund Shares	(2.97)%	2.36%	2.60%
Class T - Return Before Taxes	(4.58)%	3.62%	3.66%
Class B - Return Before Taxes	(6.31)%	3.49%	3.74%
Class C - Return Before Taxes	(2.52)%	3.84%	3.51%
Barclays® U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	0.55%	3.25%	4.51%
Fidelity Freedom 2010 Composite Index℠ (reflects no deduction for fees or expenses)	(0.16)%	6.01%	5.18%

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

You may buy or sell shares through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet

www.advisor.fidelity.com

Phone

To reach a Fidelity representative 1-877-208-0098

Mail

Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

Subject to certain limited exceptions described in the Additional Information about the Purchase and Sale of Shares section of the prospectus, the fund no longer accepts investments in Class B shares. Any purchase order for Class B shares (other than from an existing Class B shareholder pursuant to an exchange or the reinvestment of dividends and capital gain distributions paid on Class B shares) will be deemed to be a purchase order for Class A shares of the fund and will be subject to any applicable Class A front-end sales charge.

After a maximum of seven years from the initial purchase date, Class B shares convert automatically to Class A shares of the fund at NAV. Effective on or about July 1, 2016, all existing Class B shares convert automatically to Class A shares, regardless of the initial purchase date.

The price to buy one share of Class A or Class T is its offering price, if you pay a front-end sales charge, or its net asset value per share (NAV), if you qualify for a front-end sales charge waiver. The price to buy one share of Class B or Class C is its NAV. Shares will be bought at the offering price or NAV, as applicable, next calculated after an order is received in proper form.

The price to sell one share of Class A, Class T, Class B, or Class C is its NAV, minus any applicable contingent deferred sales charge (CDSC). Shares will be sold at the NAV next calculated after an order is received in proper form, minus any applicable CDSC.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
Fidelity Advisor® Traditional IRA, Roth IRA, Rollover IRA, and Simplified Employee Pension-IRA for which Fidelity Management Trust Company or an affiliate serves as custodian	$500
Through a regular investment plan established at the time the fund position is opened	$100

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Advisor Freedom® 2015 Fund/A, T, B, C

Investment Objective

The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page 82 of the prospectus.

Shareholder fees

(fees paid directly from your investment)

	Class A	Class T	Class B	Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	3.50%	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None(a)	None(a)	5.00%(b)	1.00%(c)

(a)  Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

(b)  Declines over 6 years from 5.00% to 0%.

(c)  On Class C shares redeemed less than one year after purchase.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	None	None	None	None
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.00%	0.00%	0.00%	0.00%
Acquired fund fees and expenses	0.64%	0.64%	0.64%	0.64%
Total annual operating expenses(a)	0.89%	1.14%	1.64%	1.64%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class T		Class B		Class C
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$661	$661	$462	$462	$667	$167	$267	$167
3 years	$843	$843	$700	$700	$817	$517	$517	$517
5 years	$1,040	$1,040	$956	$956	$1,092	$892	$892	$892
10 years	$1,608	$1,608	$1,688	$1,688	$1,649	$1,649	$1,944	$1,944

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies
  FMR Co., Inc (FMRC) may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of Fidelity® domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets among underlying Fidelity® funds according to a "neutral" asset allocation strategy shown in the "glide path" below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Advisor Freedom® Income Fund (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2015)).

  As of March 31, 2016 the fund's neutral asset allocation to underlying Fidelity® funds was approximately:

Domestic Equity Funds*	37.9%
International Equity Funds*	16.3%
Bond Funds*	34.5%
Short-Term Funds*	11.3%

* FMRC may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above.
  FMRC may use an active asset allocation strategy to increase or decrease neutral asset class exposures reflected above by up to 10 percentage points for Equity Funds (includes domestic equity and international equity funds), Bond Funds and Short-Term Funds to reflect FMRC's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as "neutral" because they do not reflect any decisions made by FMRC to overweight or underweight an asset class.
  FMRC may also make active asset allocations within other asset classes (including Commodities, High Yield Debt, Floating Rate Debt, Real Estate Debt, Inflation-Protected Debt, and Emerging Markets Debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above.
  Designed for investors who retired in or within a few years of 2015 (target retirement date) at or around age 65 and plan to gradually withdraw the value of their account in the fund over time.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment.  The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk.  Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing.  "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing.  "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for more recent performance information.

Year-by-Year Returns

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	14.47%	June 30, 2009
Lowest Quarter Return	(15.47)%	December 31, 2008
Year-to-Date Return	0.94%	March 31, 2016

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015	Past 1 year	Past 5 years	Past 10 years
Class A - Return Before Taxes	(6.58)%	3.61%	3.75%
Return After Taxes on Distributions	(7.91)%	2.32%	2.61%
Return After Taxes on Distributions and Sale of Fund Shares	(2.96)%	2.53%	2.68%
Class T - Return Before Taxes	(4.58)%	3.84%	3.73%
Class B - Return Before Taxes	(6.38)%	3.72%	3.82%
Class C - Return Before Taxes	(2.58)%	4.08%	3.59%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	1.38%	12.57%	7.31%
Fidelity Freedom 2015 Composite Index℠ (reflects no deduction for fees or expenses)	(0.30)%	6.28%	5.31%

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

You may buy or sell shares through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet

www.advisor.fidelity.com

Phone

To reach a Fidelity representative 1-877-208-0098

Mail

Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

Subject to certain limited exceptions described in the Additional Information about the Purchase and Sale of Shares section of the prospectus, the fund no longer accepts investments in Class B shares. Any purchase order for Class B shares (other than from an existing Class B shareholder pursuant to an exchange or the reinvestment of dividends and capital gain distributions paid on Class B shares) will be deemed to be a purchase order for Class A shares of the fund and will be subject to any applicable Class A front-end sales charge.

After a maximum of seven years from the initial purchase date, Class B shares convert automatically to Class A shares of the fund at NAV. Effective on or about July 1, 2016, all existing Class B shares convert automatically to Class A shares, regardless of the initial purchase date.

The price to buy one share of Class A or Class T is its offering price, if you pay a front-end sales charge, or its net asset value per share (NAV), if you qualify for a front-end sales charge waiver. The price to buy one share of Class B or Class C is its NAV. Shares will be bought at the offering price or NAV, as applicable, next calculated after an order is received in proper form.

The price to sell one share of Class A, Class T, Class B, or Class C is its NAV, minus any applicable contingent deferred sales charge (CDSC). Shares will be sold at the NAV next calculated after an order is received in proper form, minus any applicable CDSC.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
Fidelity Advisor® Traditional IRA, Roth IRA, Rollover IRA, and Simplified Employee Pension-IRA for which Fidelity Management Trust Company or an affiliate serves as custodian	$500
Through a regular investment plan established at the time the fund position is opened	$100

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Advisor Freedom® 2020 Fund/A, T, B, C

Investment Objective

The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page 82 of the prospectus.

Shareholder fees

(fees paid directly from your investment)

	Class A	Class T	Class B	Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	3.50%	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None(a)	None(a)	5.00%(b)	1.00%(c)

(a)  Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

(b)  Declines over 6 years from 5.00% to 0%.

(c)  On Class C shares redeemed less than one year after purchase.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	None	None	None	None
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.00%	0.00%	0.00%	0.00%
Acquired fund fees and expenses	0.66%	0.66%	0.66%	0.66%
Total annual operating expenses(a)	0.91%	1.16%	1.66%	1.66%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class T		Class B		Class C
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$663	$663	$464	$464	$669	$169	$269	$169
3 years	$848	$848	$706	$706	$823	$523	$523	$523
5 years	$1,050	$1,050	$966	$966	$1,102	$902	$902	$902
10 years	$1,630	$1,630	$1,710	$1,710	$1,672	$1,672	$1,965	$1,965

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies
  FMR Co., Inc (FMRC) may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of Fidelity® domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets among underlying Fidelity® funds according to a "neutral" asset allocation strategy shown in the "glide path" below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Advisor Freedom® Income Fund (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2020)).

  As of March 31, 2016 the fund's neutral asset allocation to underlying Fidelity® funds was approximately:

Domestic Equity Funds*	42.1%
International Equity Funds*	18.0%
Bond Funds*	32.1%
Short-Term Funds*	7.8%

* FMRC may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above.
  FMRC may use an active asset allocation strategy to increase or decrease neutral asset class exposures reflected above by up to 10 percentage points for Equity Funds (includes domestic equity and international equity funds), Bond Funds and Short-Term Funds to reflect FMRC's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as "neutral" because they do not reflect any decisions made by FMRC to overweight or underweight an asset class.
  FMRC may also make active asset allocations within other asset classes (including Commodities, High Yield Debt, Floating Rate Debt, Real Estate Debt, Inflation-Protected Debt, and Emerging Markets Debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above.
  Designed for investors who anticipate retiring in or within a few years of 2020 (target retirement date) at or around age 65 and plan to gradually withdraw the value of their account in the fund over time.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment.  The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk.  Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing.  "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing.  "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for more recent performance information.

Year-by-Year Returns

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	16.67%	June 30, 2009
Lowest Quarter Return	(18.63)%	December 31, 2008
Year-to-Date Return	0.72%	March 31, 2016

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015	Past 1 year	Past 5 years	Past 10 years
Class A - Return Before Taxes	(6.61)%	3.89%	3.63%
Return After Taxes on Distributions	(7.86)%	2.62%	2.52%
Return After Taxes on Distributions and Sale of Fund Shares	(3.04)%	2.76%	2.62%
Class T - Return Before Taxes	(4.62)%	4.12%	3.61%
Class B - Return Before Taxes	(6.39)%	4.00%	3.70%
Class C - Return Before Taxes	(2.61)%	4.35%	3.46%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	1.38%	12.57%	7.31%
Fidelity Freedom 2020 Composite Index℠ (reflects no deduction for fees or expenses)	(0.40)%	6.69%	5.35%

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

You may buy or sell shares through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet

www.advisor.fidelity.com

Phone

To reach a Fidelity representative 1-877-208-0098

Mail

Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

Subject to certain limited exceptions described in the Additional Information about the Purchase and Sale of Shares section of the prospectus, the fund no longer accepts investments in Class B shares. Any purchase order for Class B shares (other than from an existing Class B shareholder pursuant to an exchange or the reinvestment of dividends and capital gain distributions paid on Class B shares) will be deemed to be a purchase order for Class A shares of the fund and will be subject to any applicable Class A front-end sales charge.

After a maximum of seven years from the initial purchase date, Class B shares convert automatically to Class A shares of the fund at NAV. Effective on or about July 1, 2016, all existing Class B shares convert automatically to Class A shares, regardless of the initial purchase date.

The price to buy one share of Class A or Class T is its offering price, if you pay a front-end sales charge, or its net asset value per share (NAV), if you qualify for a front-end sales charge waiver. The price to buy one share of Class B or Class C is its NAV. Shares will be bought at the offering price or NAV, as applicable, next calculated after an order is received in proper form.

The price to sell one share of Class A, Class T, Class B, or Class C is its NAV, minus any applicable contingent deferred sales charge (CDSC). Shares will be sold at the NAV next calculated after an order is received in proper form, minus any applicable CDSC.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
Fidelity Advisor® Traditional IRA, Roth IRA, Rollover IRA, and Simplified Employee Pension-IRA for which Fidelity Management Trust Company or an affiliate serves as custodian	$500
Through a regular investment plan established at the time the fund position is opened	$100

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Advisor Freedom® 2025 Fund/A, T, B, C

Investment Objective

The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page 82 of the prospectus.

Shareholder fees

(fees paid directly from your investment)

	Class A	Class T	Class B	Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	3.50%	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None(a)	None(a)	5.00%(b)	1.00%(c)

(a)  Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

(b)  Declines over 6 years from 5.00% to 0%.

(c)  On Class C shares redeemed less than one year after purchase.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	None	None	None	None
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.00%	0.00%	0.00%	0.00%
Acquired fund fees and expenses	0.69%	0.69%	0.69%	0.69%
Total annual operating expenses(a)	0.94%	1.19%	1.69%	1.69%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class T		Class B		Class C
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$665	$665	$467	$467	$672	$172	$272	$172
3 years	$857	$857	$715	$715	$833	$533	$533	$533
5 years	$1,065	$1,065	$981	$981	$1,118	$918	$918	$918
10 years	$1,663	$1,663	$1,743	$1,743	$1,705	$1,705	$1,998	$1,998

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 24% of the average value of its portfolio.

Principal Investment Strategies
  FMR Co., Inc (FMRC) may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of Fidelity® domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets among underlying Fidelity® funds according to a "neutral" asset allocation strategy shown in the "glide path" below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Advisor Freedom® Income Fund (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2025)).

  As of March 31, 2016 the fund's neutral asset allocation to underlying Fidelity® funds was approximately:

Domestic Equity Funds*	47.0%
International Equity Funds*	20.1%
Bond Funds*	29.2%
Short-Term Funds*	3.7%

* FMRC may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above.
  FMRC may use an active asset allocation strategy to increase or decrease neutral asset class exposures reflected above by up to 10 percentage points for Equity Funds (includes domestic equity and international equity funds), Bond Funds and Short-Term Funds to reflect FMRC's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as "neutral" because they do not reflect any decisions made by FMRC to overweight or underweight an asset class.
  FMRC may also make active asset allocations within other asset classes (including Commodities, High Yield Debt, Floating Rate Debt, Real Estate Debt, Inflation-Protected Debt, and Emerging Markets Debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above.
  Designed for investors who anticipate retiring in or within a few years of 2025 (target retirement date) at or around age 65 and plan to gradually withdraw the value of their account in the fund over time.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment.  The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk.  Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing.  "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing.  "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for more recent performance information.

Year-by-Year Returns

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	17.38%	June 30, 2009
Lowest Quarter Return	(19.73)%	December 31, 2008
Year-to-Date Return	0.49%	March 31, 2016

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015	Past 1 year	Past 5 years	Past 10 years
Class A - Return Before Taxes	(6.57)%	4.54%	3.93%
Return After Taxes on Distributions	(7.78)%	3.21%	2.83%
Return After Taxes on Distributions and Sale of Fund Shares	(2.99)%	3.26%	2.87%
Class T - Return Before Taxes	(4.57)%	4.77%	3.93%
Class B - Return Before Taxes	(6.34)%	4.66%	4.01%
Class C - Return Before Taxes	(2.55)%	4.99%	3.78%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	1.38%	12.57%	7.31%
Fidelity Freedom 2025 Composite Index℠ (reflects no deduction for fees or expenses)	(0.53)%	7.62%	5.87%

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

You may buy or sell shares through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet

www.advisor.fidelity.com

Phone

To reach a Fidelity representative 1-877-208-0098

Mail

Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

Subject to certain limited exceptions described in the Additional Information about the Purchase and Sale of Shares section of the prospectus, the fund no longer accepts investments in Class B shares. Any purchase order for Class B shares (other than from an existing Class B shareholder pursuant to an exchange or the reinvestment of dividends and capital gain distributions paid on Class B shares) will be deemed to be a purchase order for Class A shares of the fund and will be subject to any applicable Class A front-end sales charge.

After a maximum of seven years from the initial purchase date, Class B shares convert automatically to Class A shares of the fund at NAV. Effective on or about July 1, 2016, all existing Class B shares convert automatically to Class A shares, regardless of the initial purchase date.

The price to buy one share of Class A or Class T is its offering price, if you pay a front-end sales charge, or its net asset value per share (NAV), if you qualify for a front-end sales charge waiver. The price to buy one share of Class B or Class C is its NAV. Shares will be bought at the offering price or NAV, as applicable, next calculated after an order is received in proper form.

The price to sell one share of Class A, Class T, Class B, or Class C is its NAV, minus any applicable contingent deferred sales charge (CDSC). Shares will be sold at the NAV next calculated after an order is received in proper form, minus any applicable CDSC.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
Fidelity Advisor® Traditional IRA, Roth IRA, Rollover IRA, and Simplified Employee Pension-IRA for which Fidelity Management Trust Company or an affiliate serves as custodian	$500
Through a regular investment plan established at the time the fund position is opened	$100

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Advisor Freedom® 2030 Fund/A, T, B, C

Investment Objective

The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page 82 of the prospectus.

Shareholder fees

(fees paid directly from your investment)

	Class A	Class T	Class B	Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	3.50%	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None(a)	None(a)	5.00%(b)	1.00%(c)

(a)  Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

(b)  Declines over 6 years from 5.00% to 0%.

(c)  On Class C shares redeemed less than one year after purchase.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	None	None	None	None
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.00%	0.00%	0.00%	0.00%
Acquired fund fees and expenses	0.74%	0.74%	0.74%	0.74%
Total annual operating expenses(a)	0.99%	1.24%	1.74%	1.74%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class T		Class B		Class C
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$670	$670	$472	$472	$677	$177	$277	$177
3 years	$872	$872	$730	$730	$848	$548	$548	$548
5 years	$1,091	$1,091	$1,007	$1,007	$1,144	$944	$944	$944
10 years	$1,718	$1,718	$1,797	$1,797	$1,760	$1,760	$2,052	$2,052

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies
  FMR Co., Inc (FMRC) may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of Fidelity® domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets among underlying Fidelity® funds according to a "neutral" asset allocation strategy shown in the "glide path" below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Advisor Freedom® Income Fund (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2030)).

  As of March 31, 2016 the fund's neutral asset allocation to underlying Fidelity® funds was approximately:

Domestic Equity Funds*	56.8%
International Equity Funds*	24.4%
Bond Funds*	18.8%
Short-Term Funds*	0.0%

* FMRC may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above.
  FMRC may use an active asset allocation strategy to increase or decrease neutral asset class exposures reflected above by up to 10 percentage points for Equity Funds (includes domestic equity and international equity funds), Bond Funds and Short-Term Funds to reflect FMRC's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as "neutral" because they do not reflect any decisions made by FMRC to overweight or underweight an asset class.
  FMRC may also make active asset allocations within other asset classes (including Commodities, High Yield Debt, Floating Rate Debt, Real Estate Debt, Inflation-Protected Debt, and Emerging Markets Debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above.
  Designed for investors who anticipate retiring in or within a few years of 2030 (target retirement date) at or around age 65 and plan to gradually withdraw the value of their account in the fund over time.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment.  The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk.  Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing.  "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing.  "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for more recent performance information.

Year-by-Year Returns

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	18.60%	June 30, 2009
Lowest Quarter Return	(21.73)%	December 31, 2008
Year-to-Date Return	0.00%	March 31, 2016

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015	Past 1 year	Past 5 years	Past 10 years
Class A - Return Before Taxes	(6.60)%	4.75%	3.71%
Return After Taxes on Distributions	(7.80)%	3.43%	2.65%
Return After Taxes on Distributions and Sale of Fund Shares	(2.89)%	3.44%	2.73%
Class T - Return Before Taxes	(4.60)%	4.99%	3.70%
Class B - Return Before Taxes	(6.46)%	4.86%	3.78%
Class C - Return Before Taxes	(2.64)%	5.20%	3.54%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	1.38%	12.57%	7.31%
Fidelity Freedom 2030 Composite Index℠ (reflects no deduction for fees or expenses)	(0.86)%	7.90%	5.69%

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

You may buy or sell shares through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet

www.advisor.fidelity.com

Phone

To reach a Fidelity representative 1-877-208-0098

Mail

Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

Subject to certain limited exceptions described in the Additional Information about the Purchase and Sale of Shares section of the prospectus, the fund no longer accepts investments in Class B shares. Any purchase order for Class B shares (other than from an existing Class B shareholder pursuant to an exchange or the reinvestment of dividends and capital gain distributions paid on Class B shares) will be deemed to be a purchase order for Class A shares of the fund and will be subject to any applicable Class A front-end sales charge.

After a maximum of seven years from the initial purchase date, Class B shares convert automatically to Class A shares of the fund at NAV. Effective on or about July 1, 2016, all existing Class B shares convert automatically to Class A shares, regardless of the initial purchase date.

The price to buy one share of Class A or Class T is its offering price, if you pay a front-end sales charge, or its net asset value per share (NAV), if you qualify for a front-end sales charge waiver. The price to buy one share of Class B or Class C is its NAV. Shares will be bought at the offering price or NAV, as applicable, next calculated after an order is received in proper form.

The price to sell one share of Class A, Class T, Class B, or Class C is its NAV, minus any applicable contingent deferred sales charge (CDSC). Shares will be sold at the NAV next calculated after an order is received in proper form, minus any applicable CDSC.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
Fidelity Advisor® Traditional IRA, Roth IRA, Rollover IRA, and Simplified Employee Pension-IRA for which Fidelity Management Trust Company or an affiliate serves as custodian	$500
Through a regular investment plan established at the time the fund position is opened	$100

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Advisor Freedom® 2035 Fund/A, T, B, C

Investment Objective

The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page 82 of the prospectus.

Shareholder fees

(fees paid directly from your investment)

	Class A	Class T	Class B	Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	3.50%	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None(a)	None(a)	5.00%(b)	1.00%(c)

(a)  Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

(b)  Declines over 6 years from 5.00% to 0%.

(c)  On Class C shares redeemed less than one year after purchase.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	None	None	None	None
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.00%	0.00%	0.00%	0.00%
Acquired fund fees and expenses	0.77%	0.77%	0.77%	0.77%
Total annual operating expenses(a)	1.02%	1.27%	1.77%	1.77%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class T		Class B		Class C
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$673	$673	$475	$475	$680	$180	$280	$180
3 years	$881	$881	$739	$739	$857	$557	$557	$557
5 years	$1,106	$1,106	$1,023	$1,023	$1,159	$959	$959	$959
10 years	$1,751	$1,751	$1,830	$1,830	$1,793	$1,793	$2,084	$2,084

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies
  FMR Co., Inc (FMRC) may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of Fidelity® domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets among underlying Fidelity® funds according to a "neutral" asset allocation strategy shown in the "glide path" below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Advisor Freedom® Income Fund (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2035)).

  As of March 31, 2016 the fund's neutral asset allocation to underlying Fidelity® funds was approximately:

Domestic Equity Funds*	63.0%
International Equity Funds*	27.0%
Bond Funds*	10.0%
Short-Term Funds*	0.0%

* FMRC may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above.
  FMRC may use an active asset allocation strategy to increase or decrease neutral asset class exposures reflected above by up to 10 percentage points for Equity Funds (includes domestic equity and international equity funds), Bond Funds and Short-Term Funds to reflect FMRC's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as "neutral" because they do not reflect any decisions made by FMRC to overweight or underweight an asset class.
  FMRC may also make active asset allocations within other asset classes (including Commodities, High Yield Debt, Floating Rate Debt, Real Estate Debt, Inflation-Protected Debt, and Emerging Markets Debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above.
  Designed for investors who anticipate retiring in or within a few years of 2035 (target retirement date) at or around age 65 and plan to gradually withdraw the value of their account in the fund over time.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  "Growth" Investing.  "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing.  "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for more recent performance information.

Year-by-Year Returns

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	18.91%	June 30, 2009
Lowest Quarter Return	(22.12)%	December 31, 2008
Year-to-Date Return	(0.32)%	March 31, 2016

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015	Past 1 year	Past 5 years	Past 10 years
Class A - Return Before Taxes	(6.73)%	5.06%	3.86%
Return After Taxes on Distributions	(7.83)%	3.73%	2.82%
Return After Taxes on Distributions and Sale of Fund Shares	(2.93)%	3.71%	2.87%
Class T - Return Before Taxes	(4.72)%	5.31%	3.85%
Class B - Return Before Taxes	(6.44)%	5.21%	3.93%
Class C - Return Before Taxes	(2.76)%	5.51%	3.70%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	1.38%	12.57%	7.31%
Fidelity Freedom 2035 Composite Index℠ (reflects no deduction for fees or expenses)	(1.06)%	8.46%	6.01%

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

You may buy or sell shares through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet

www.advisor.fidelity.com

Phone

To reach a Fidelity representative 1-877-208-0098

Mail

Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

Subject to certain limited exceptions described in the Additional Information about the Purchase and Sale of Shares section of the prospectus, the fund no longer accepts investments in Class B shares. Any purchase order for Class B shares (other than from an existing Class B shareholder pursuant to an exchange or the reinvestment of dividends and capital gain distributions paid on Class B shares) will be deemed to be a purchase order for Class A shares of the fund and will be subject to any applicable Class A front-end sales charge.

After a maximum of seven years from the initial purchase date, Class B shares convert automatically to Class A shares of the fund at NAV. Effective on or about July 1, 2016, all existing Class B shares convert automatically to Class A shares, regardless of the initial purchase date.

The price to buy one share of Class A or Class T is its offering price, if you pay a front-end sales charge, or its net asset value per share (NAV), if you qualify for a front-end sales charge waiver. The price to buy one share of Class B or Class C is its NAV. Shares will be bought at the offering price or NAV, as applicable, next calculated after an order is received in proper form.

The price to sell one share of Class A, Class T, Class B, or Class C is its NAV, minus any applicable contingent deferred sales charge (CDSC). Shares will be sold at the NAV next calculated after an order is received in proper form, minus any applicable CDSC.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
Fidelity Advisor® Traditional IRA, Roth IRA, Rollover IRA, and Simplified Employee Pension-IRA for which Fidelity Management Trust Company or an affiliate serves as custodian	$500
Through a regular investment plan established at the time the fund position is opened	$100

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Advisor Freedom® 2040 Fund/A, T, B, C

Investment Objective

The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page 82 of the prospectus.

Shareholder fees

(fees paid directly from your investment)

	Class A	Class T	Class B	Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	3.50%	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None(a)	None(a)	5.00%(b)	1.00%(c)

(a)  Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

(b)  Declines over 6 years from 5.00% to 0%.

(c)  On Class C shares redeemed less than one year after purchase.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	None	None	None	None
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.00%	0.00%	0.00%	0.00%
Acquired fund fees and expenses	0.77%	0.77%	0.77%	0.77%
Total annual operating expenses(a)	1.02%	1.27%	1.77%	1.77%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class T		Class B		Class C
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$673	$673	$475	$475	$680	$180	$280	$180
3 years	$881	$881	$739	$739	$857	$557	$557	$557
5 years	$1,106	$1,106	$1,023	$1,023	$1,159	$959	$959	$959
10 years	$1,751	$1,751	$1,830	$1,830	$1,793	$1,793	$2,084	$2,084

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies
  FMR Co., Inc (FMRC) may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of Fidelity® domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets among underlying Fidelity® funds according to a "neutral" asset allocation strategy shown in the "glide path" below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Advisor Freedom® Income Fund (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2040)).

  As of March 31, 2016 the fund's neutral asset allocation to underlying Fidelity® funds was approximately:

Domestic Equity Funds*	63.0%
International Equity Funds*	27.0%
Bond Funds*	10.0%
Short-Term Funds*	0.0%

* FMRC may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above.
  FMRC may use an active asset allocation strategy to increase or decrease neutral asset class exposures reflected above by up to 10 percentage points for Equity Funds (includes domestic equity and international equity funds), Bond Funds and Short-Term Funds to reflect FMRC's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as "neutral" because they do not reflect any decisions made by FMRC to overweight or underweight an asset class.
  FMRC may also make active asset allocations within other asset classes (including Commodities, High Yield Debt, Floating Rate Debt, Real Estate Debt, Inflation-Protected Debt, and Emerging Markets Debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above.
  Designed for investors who anticipate retiring in or within a few years of 2040 (target retirement date) at or around age 65 and plan to gradually withdraw the value of their account in the fund over time.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  "Growth" Investing.  "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing.  "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for more recent performance information.

Year-by-Year Returns

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	19.62%	June 30, 2009
Lowest Quarter Return	(22.94)%	December 31, 2008
Year-to-Date Return	(0.30)%	March 31, 2016

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015	Past 1 year	Past 5 years	Past 10 years
Class A - Return Before Taxes	(6.69)%	5.12%	3.82%
Return After Taxes on Distributions	(7.85)%	3.79%	2.76%
Return After Taxes on Distributions and Sale of Fund Shares	(2.88)%	3.75%	2.84%
Class T - Return Before Taxes	(4.70)%	5.35%	3.80%
Class B - Return Before Taxes	(6.47)%	5.25%	3.88%
Class C - Return Before Taxes	(2.72)%	5.57%	3.65%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	1.38%	12.57%	7.31%
Fidelity Freedom 2040 Composite Index℠ (reflects no deduction for fees or expenses)	(1.06)%	8.55%	5.98%

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

You may buy or sell shares through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet

www.advisor.fidelity.com

Phone

To reach a Fidelity representative 1-877-208-0098

Mail

Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

Subject to certain limited exceptions described in the Additional Information about the Purchase and Sale of Shares section of the prospectus, the fund no longer accepts investments in Class B shares. Any purchase order for Class B shares (other than from an existing Class B shareholder pursuant to an exchange or the reinvestment of dividends and capital gain distributions paid on Class B shares) will be deemed to be a purchase order for Class A shares of the fund and will be subject to any applicable Class A front-end sales charge.

After a maximum of seven years from the initial purchase date, Class B shares convert automatically to Class A shares of the fund at NAV. Effective on or about July 1, 2016, all existing Class B shares convert automatically to Class A shares, regardless of the initial purchase date.

The price to buy one share of Class A or Class T is its offering price, if you pay a front-end sales charge, or its net asset value per share (NAV), if you qualify for a front-end sales charge waiver. The price to buy one share of Class B or Class C is its NAV. Shares will be bought at the offering price or NAV, as applicable, next calculated after an order is received in proper form.

The price to sell one share of Class A, Class T, Class B, or Class C is its NAV, minus any applicable contingent deferred sales charge (CDSC). Shares will be sold at the NAV next calculated after an order is received in proper form, minus any applicable CDSC.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
Fidelity Advisor® Traditional IRA, Roth IRA, Rollover IRA, and Simplified Employee Pension-IRA for which Fidelity Management Trust Company or an affiliate serves as custodian	$500
Through a regular investment plan established at the time the fund position is opened	$100

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Advisor Freedom® 2045 Fund/A, T, B, C

Investment Objective

The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page 82 of the prospectus.

Shareholder fees

(fees paid directly from your investment)

	Class A	Class T	Class B	Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	3.50%	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None(a)	None(a)	5.00%(b)	1.00%(c)

(a)  Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

(b)  Declines over 6 years from 5.00% to 0%.

(c)  On Class C shares redeemed less than one year after purchase.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	None	None	None	None
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.00%	0.00%	0.00%	0.00%
Acquired fund fees and expenses	0.77%	0.77%	0.77%	0.77%
Total annual operating expenses(a)	1.02%	1.27%	1.77%	1.77%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class T		Class B		Class C
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$673	$673	$475	$475	$680	$180	$280	$180
3 years	$881	$881	$739	$739	$857	$557	$557	$557
5 years	$1,106	$1,106	$1,023	$1,023	$1,159	$959	$959	$959
10 years	$1,751	$1,751	$1,830	$1,830	$1,793	$1,793	$2,084	$2,084

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies
  FMR Co., Inc (FMRC) may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of Fidelity® domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets among underlying Fidelity® funds according to a "neutral" asset allocation strategy shown in the "glide path" below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Advisor Freedom® Income Fund (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2045)).

  As of March 31, 2016 the fund's neutral asset allocation to underlying Fidelity® funds was approximately:

Domestic Equity Funds*	63.0%
International Equity Funds*	27.0%
Bond Funds*	10.0%
Short-Term Funds*	0.0%

* FMRC may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above.
  FMRC may use an active asset allocation strategy to increase or decrease neutral asset class exposures reflected above by up to 10 percentage points for Equity Funds (includes domestic equity and international equity funds), Bond Funds and Short-Term Funds to reflect FMRC's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as "neutral" because they do not reflect any decisions made by FMRC to overweight or underweight an asset class.
  FMRC may also make active asset allocations within other asset classes (including Commodities, High Yield Debt, Floating Rate Debt, Real Estate Debt, Inflation-Protected Debt, and Emerging Markets Debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above.
  Designed for investors who anticipate retiring in or within a few years of 2045 (target retirement date) at or around age 65 and plan to gradually withdraw the value of their account in the fund over time.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  "Growth" Investing.  "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing.  "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for more recent performance information.

Year-by-Year Returns

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	19.71%	June 30, 2009
Lowest Quarter Return	(23.29)%	December 31, 2008
Year-to-Date Return	(0.29)%	March 31, 2016

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015	Past 1 year	Past 5 years	Life of class(a)
Class A - Return Before Taxes	(6.77)%	5.21%	3.56%
Return After Taxes on Distributions	(7.85)%	3.85%	2.57%
Return After Taxes on Distributions and Sale of Fund Shares	(2.99)%	3.85%	2.63%
Class T - Return Before Taxes	(4.77)%	5.45%	3.56%
Class B - Return Before Taxes	(6.54)%	5.37%	3.64%
Class C - Return Before Taxes	(2.74)%	5.68%	3.44%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	1.38%	12.57%	7.21%
Fidelity Freedom 2045 Composite Index℠ (reflects no deduction for fees or expenses)	(1.06)%	8.67%	5.77%

(a)  From June 1, 2006

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

You may buy or sell shares through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet

www.advisor.fidelity.com

Phone

To reach a Fidelity representative 1-877-208-0098

Mail

Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

Subject to certain limited exceptions described in the Additional Information about the Purchase and Sale of Shares section of the prospectus, the fund no longer accepts investments in Class B shares. Any purchase order for Class B shares (other than from an existing Class B shareholder pursuant to an exchange or the reinvestment of dividends and capital gain distributions paid on Class B shares) will be deemed to be a purchase order for Class A shares of the fund and will be subject to any applicable Class A front-end sales charge.

After a maximum of seven years from the initial purchase date, Class B shares convert automatically to Class A shares of the fund at NAV. Effective on or about July 1, 2016, all existing Class B shares convert automatically to Class A shares, regardless of the initial purchase date.

The price to buy one share of Class A or Class T is its offering price, if you pay a front-end sales charge, or its net asset value per share (NAV), if you qualify for a front-end sales charge waiver. The price to buy one share of Class B or Class C is its NAV. Shares will be bought at the offering price or NAV, as applicable, next calculated after an order is received in proper form.

The price to sell one share of Class A, Class T, Class B, or Class C is its NAV, minus any applicable contingent deferred sales charge (CDSC). Shares will be sold at the NAV next calculated after an order is received in proper form, minus any applicable CDSC.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
Fidelity Advisor® Traditional IRA, Roth IRA, Rollover IRA, and Simplified Employee Pension-IRA for which Fidelity Management Trust Company or an affiliate serves as custodian	$500
Through a regular investment plan established at the time the fund position is opened	$100

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Advisor Freedom® 2050 Fund/A, T, B, C

Investment Objective

The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page 82 of the prospectus.

Shareholder fees

(fees paid directly from your investment)

	Class A	Class T	Class B	Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	3.50%	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None(a)	None(a)	5.00%(b)	1.00%(c)

(a)  Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

(b)  Declines over 6 years from 5.00% to 0%.

(c)  On Class C shares redeemed less than one year after purchase.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	None	None	None	None
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.00%	0.00%	0.00%	0.00%
Acquired fund fees and expenses	0.77%	0.77%	0.77%	0.77%
Total annual operating expenses(a)	1.02%	1.27%	1.77%	1.77%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class T		Class B		Class C
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$673	$673	$475	$475	$680	$180	$280	$180
3 years	$881	$881	$739	$739	$857	$557	$557	$557
5 years	$1,106	$1,106	$1,023	$1,023	$1,159	$959	$959	$959
10 years	$1,751	$1,751	$1,830	$1,830	$1,793	$1,793	$2,084	$2,084

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 24% of the average value of its portfolio.

Principal Investment Strategies
  FMR Co., Inc (FMRC) may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of Fidelity® domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets among underlying Fidelity® funds according to a "neutral" asset allocation strategy shown in the "glide path" below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Advisor Freedom® Income Fund (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2050)).

  As of March 31, 2016 the fund's neutral asset allocation to underlying Fidelity® funds was approximately:

Domestic Equity Funds*	63.0%
International Equity Funds*	27.0%
Bond Funds*	10.0%
Short-Term Funds*	0.0%

* FMRC may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above.
  FMRC may use an active asset allocation strategy to increase or decrease neutral asset class exposures reflected above by up to 10 percentage points for Equity Funds (includes domestic equity and international equity funds), Bond Funds and Short-Term Funds to reflect FMRC's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as "neutral" because they do not reflect any decisions made by FMRC to overweight or underweight an asset class.
  FMRC may also make active asset allocations within other asset classes (including Commodities, High Yield Debt, Floating Rate Debt, Real Estate Debt, Inflation-Protected Debt, and Emerging Markets Debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above.
  Designed for investors who anticipate retiring in or within a few years of 2050 (target retirement date) at or around age 65 and plan to gradually withdraw the value of their account in the fund over time.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  "Growth" Investing.  "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing.  "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for more recent performance information.

Year-by-Year Returns

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	20.65%	June 30, 2009
Lowest Quarter Return	(24.07)%	December 31, 2008
Year-to-Date Return	(0.29)%	March 31, 2016

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015	Past 1 year	Past 5 years	Life of class(a)
Class A - Return Before Taxes	(6.74)%	5.19%	3.44%
Return After Taxes on Distributions	(7.80)%	3.86%	2.47%
Return After Taxes on Distributions and Sale of Fund Shares	(3.00)%	3.82%	2.55%
Class T - Return Before Taxes	(4.74)%	5.45%	3.45%
Class B - Return Before Taxes	(6.54)%	5.34%	3.54%
Class C - Return Before Taxes	(2.71)%	5.67%	3.34%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	1.38%	12.57%	7.21%
Fidelity Freedom 2050 Composite Index℠ (reflects no deduction for fees or expenses)	(1.06)%	8.69%	5.65%

(a)  From June 1, 2006

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

You may buy or sell shares through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet

www.advisor.fidelity.com

Phone

To reach a Fidelity representative 1-877-208-0098

Mail

Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

Subject to certain limited exceptions described in the Additional Information about the Purchase and Sale of Shares section of the prospectus, the fund no longer accepts investments in Class B shares. Any purchase order for Class B shares (other than from an existing Class B shareholder pursuant to an exchange or the reinvestment of dividends and capital gain distributions paid on Class B shares) will be deemed to be a purchase order for Class A shares of the fund and will be subject to any applicable Class A front-end sales charge.

After a maximum of seven years from the initial purchase date, Class B shares convert automatically to Class A shares of the fund at NAV. Effective on or about July 1, 2016, all existing Class B shares convert automatically to Class A shares, regardless of the initial purchase date.

The price to buy one share of Class A or Class T is its offering price, if you pay a front-end sales charge, or its net asset value per share (NAV), if you qualify for a front-end sales charge waiver. The price to buy one share of Class B or Class C is its NAV. Shares will be bought at the offering price or NAV, as applicable, next calculated after an order is received in proper form.

The price to sell one share of Class A, Class T, Class B, or Class C is its NAV, minus any applicable contingent deferred sales charge (CDSC). Shares will be sold at the NAV next calculated after an order is received in proper form, minus any applicable CDSC.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
Fidelity Advisor® Traditional IRA, Roth IRA, Rollover IRA, and Simplified Employee Pension-IRA for which Fidelity Management Trust Company or an affiliate serves as custodian	$500
Through a regular investment plan established at the time the fund position is opened	$100

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Advisor Freedom® 2055 Fund/A, T, C

Investment Objective

The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page 82 of the prospectus.

Shareholder fees

(fees paid directly from your investment)

	Class A	Class T	Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	3.50%	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None(a)	None(a)	1.00%(b)

(a)  Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

(b)  On Class C shares redeemed less than one year after purchase.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class C
Management fee	None	None	None
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%
Other expenses	0.00%	0.00%	0.00%
Acquired fund fees and expenses	0.77%	0.77%	0.77%
Total annual operating expenses(a)	1.02%	1.27%	1.77%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class T		Class C
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$673	$673	$475	$475	$280	$180
3 years	$881	$881	$739	$739	$557	$557
5 years	$1,106	$1,106	$1,023	$1,023	$959	$959
10 years	$1,751	$1,751	$1,830	$1,830	$2,084	$2,084

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 24% of the average value of its portfolio.

Principal Investment Strategies
  FMR Co., Inc (FMRC) may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of Fidelity® domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets among underlying Fidelity® funds according to a "neutral" asset allocation strategy shown in the "glide path" below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Advisor Freedom® Income Fund (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2055)).

  As of March 31, 2016 the fund's neutral asset allocation to underlying Fidelity® funds was approximately:

Domestic Equity Funds*	63.0%
International Equity Funds*	27.0%
Bond Funds*	10.0%
Short-Term Funds*	0.0%

* FMRC may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above.
  FMRC may use an active asset allocation strategy to increase or decrease neutral asset class exposures reflected above by up to 10 percentage points for Equity Funds (includes domestic equity and international equity funds), Bond Funds and Short-Term Funds to reflect FMRC's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as "neutral" because they do not reflect any decisions made by FMRC to overweight or underweight an asset class.
  FMRC may also make active asset allocations within other asset classes (including Commodities, High Yield Debt, Floating Rate Debt, Real Estate Debt, Inflation-Protected Debt, and Emerging Markets Debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above.
  Designed for investors who anticipate retiring in or within a few years of 2055 (target retirement date) at or around age 65 and plan to gradually withdraw the value of their account in the fund over time.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  "Growth" Investing.  "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing.  "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for more recent performance information.

Year-by-Year Returns

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	11.05%	March 31, 2012
Lowest Quarter Return	(8.49)%	September 30, 2015
Year-to-Date Return	(0.27)%	March 31, 2016

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

For the periods ended December 31, 2015	Past 1 year	Life of class(a)
Class A - Return Before Taxes	(6.74)%	4.83%
Return After Taxes on Distributions	(7.66)%	3.74%
Return After Taxes on Distributions and Sale of Fund Shares	(3.13)%	3.54%
Class T - Return Before Taxes	(4.72)%	5.13%
Class C - Return Before Taxes	(2.73)%	5.40%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	1.38%	12.49%
Fidelity Freedom 2055 Composite Index℠ (reflects no deduction for fees or expenses)	(1.06)%	8.46%

(a)  From June 1, 2011

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

You may buy or sell shares through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet

www.advisor.fidelity.com

Phone

To reach a Fidelity representative 1-877-208-0098

Mail

Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

The price to buy one share of Class A or Class T is its offering price, if you pay a front-end sales charge, or its net asset value per share (NAV), if you qualify for a front-end sales charge waiver. The price to buy one share of Class C is its NAV. Shares will be bought at the offering price or NAV, as applicable, next calculated after an order is received in proper form.

The price to sell one share of Class A, Class T, or Class C is its NAV, minus any applicable contingent deferred sales charge (CDSC). Shares will be sold at the NAV next calculated after an order is received in proper form, minus any applicable CDSC.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
Fidelity Advisor® Traditional IRA, Roth IRA, Rollover IRA, and Simplified Employee Pension-IRA for which Fidelity Management Trust Company or an affiliate serves as custodian	$500
Through a regular investment plan established at the time the fund position is opened	$100

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Advisor Freedom® 2060 Fund/A, T, C

Investment Objective

The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page 82 of the prospectus.

Shareholder fees

(fees paid directly from your investment)

	Class A	Class T	Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	3.50%	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None(a)	None(a)	1.00%(b)

(a)  Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

(b)  On Class C shares redeemed less than one year after purchase.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class C
Management fee	None	None	None
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%
Other expenses	0.00%	0.00%	0.00%
Acquired fund fees and expenses	0.77%	0.77%	0.77%
Total annual operating expenses(a)	1.02%	1.27%	1.77%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class T		Class C
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$673	$673	$475	$475	$280	$180
3 years	$881	$881	$739	$739	$557	$557
5 years	$1,106	$1,106	$1,023	$1,023	$959	$959
10 years	$1,751	$1,751	$1,830	$1,830	$2,084	$2,084

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 64% of the average value of its portfolio.

Principal Investment Strategies
  FMR Co., Inc (FMRC) may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of Fidelity® domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets among underlying Fidelity® funds according to a "neutral" asset allocation strategy shown in the "glide path" below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Advisor Freedom® Income Fund (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2060)).

  As of March 31, 2016 the fund's neutral asset allocation to underlying Fidelity® funds was approximately:

Domestic Equity Funds*	63.0%
International Equity Funds*	27.0%
Bond Funds*	10.0%
Short-Term Funds*	0.0%

* FMRC may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above.
  FMRC may use an active asset allocation strategy to increase or decrease neutral asset class exposures reflected above by up to 10 percentage points for Equity Funds (includes domestic equity and international equity funds), Bond Funds and Short-Term Funds to reflect FMRC's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as "neutral" because they do not reflect any decisions made by FMRC to overweight or underweight an asset class.
  FMRC may also make active asset allocations within other asset classes (including Commodities, High Yield Debt, Floating Rate Debt, Real Estate Debt, Inflation-Protected Debt, and Emerging Markets Debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above.
  Designed for investors who anticipate retiring in or within a few years of 2060 (target retirement date) at or around age 65 and plan to gradually withdraw the value of their account in the fund over time.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  "Growth" Investing.  "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing.  "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for more recent performance information.

Year-by-Year Returns

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

During the period shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	4.58%	December 31, 2015
Lowest Quarter Return	(8.39)%	September 30, 2015
Year-to-Date Return	(0.41)%	March 31, 2016

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

For the periods ended December 31, 2015	Past 1 year	Life of class(a)
Class A - Return Before Taxes	(6.70)%	(3.06)%
Return After Taxes on Distributions	(7.48)%	(4.03)%
Return After Taxes on Distributions and Sale of Fund Shares	(3.24)%	(2.45)%
Class T - Return Before Taxes	(4.66)%	(1.68)%
Class C - Return Before Taxes	(2.69)%	0.33%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	1.38%	6.79%
Fidelity Freedom 2060 Composite Index℠ (reflects no deduction for fees or expenses)	(1.06)%	1.40%

(a)  From August 5, 2014

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) and Brett Sumsion (co-manager) have managed the fund since August 2014.

Purchase and Sale of Shares

You may buy or sell shares through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet

www.advisor.fidelity.com

Phone

To reach a Fidelity representative 1-877-208-0098

Mail

Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

The price to buy one share of Class A or Class T is its offering price, if you pay a front-end sales charge, or its net asset value per share (NAV), if you qualify for a front-end sales charge waiver. The price to buy one share of Class C is its NAV. Shares will be bought at the offering price or NAV, as applicable, next calculated after an order is received in proper form.

The price to sell one share of Class A, Class T, or Class C is its NAV, minus any applicable contingent deferred sales charge (CDSC). Shares will be sold at the NAV next calculated after an order is received in proper form, minus any applicable CDSC.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
Fidelity Advisor® Traditional IRA, Roth IRA, Rollover IRA, and Simplified Employee Pension-IRA for which Fidelity Management Trust Company or an affiliate serves as custodian	$500
Through a regular investment plan established at the time the fund position is opened	$100

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Basics

Investment Details

Investment Objective

Fidelity Advisor Freedom® Income Fund seeks high total return with a secondary objective of principal preservation.

Each of Fidelity Advisor Freedom® 2005 Fund, Fidelity Advisor Freedom® 2010 Fund, Fidelity Advisor Freedom® 2015 Fund, Fidelity Advisor Freedom® 2020 Fund, Fidelity Advisor Freedom® 2025 Fund, Fidelity Advisor Freedom® 2030 Fund, Fidelity Advisor Freedom® 2035 Fund, Fidelity Advisor Freedom® 2040 Fund, Fidelity Advisor Freedom® 2045 Fund, Fidelity Advisor Freedom® 2050 Fund, Fidelity Advisor Freedom® 2055 Fund, and Fidelity Advisor Freedom® 2060 Fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Principal Investment Strategies

The Adviser invests each fund's assets in a combination of Fidelity® funds: domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds). The funds differ primarily due to their asset allocations among these fund types. Because each fund allocates its assets among the underlying Fidelity® funds based on fund types rather than on the actual holdings of the underlying Fidelity® funds, each fund may have greater exposure to an asset class to the extent that an underlying Fidelity® fund holds securities of more than one asset class. The neutral asset allocation strategy for each fund is designed to provide an approach to asset allocation that is neither overly aggressive nor overly conservative.

The Adviser allocates the assets of each fund (except Fidelity Advisor Freedom® Income Fund) among underlying Fidelity® funds according to a neutral asset allocation strategy that becomes increasingly conservative over time. Each fund's name refers to the approximate retirement year of the investors for whom the fund's asset allocation strategy is designed. For example, Fidelity Advisor Freedom® 2060 Fund, which is designed for investors planning to retire around the year 2060 and at or around age 65, has a relatively aggressive neutral asset allocation, with a substantial portion of its assets invested in domestic equity funds and international equity funds and a modest portion of its assets invested in bond funds. By contrast, Fidelity Advisor Freedom® 2005 Fund, which has reached its target retirement year, has a relatively more conservative neutral asset allocation, with less than half of its assets invested in domestic equity and international equity funds and the majority of its assets invested in bond funds and short-term funds.

Fidelity Advisor Freedom® Income Fund is designed for investors in their retirement years. The Adviser allocates the fund's assets according to a stable neutral asset allocation that emphasizes bond funds and short-term funds but also includes a small amount of domestic equity funds and international equity funds.

Active Asset Allocation. The "neutral" asset allocation in each fund summary represents the Adviser's view regarding how each fund's investments should be allocated among the various asset classes over the long term. Each fund's actual allocations may differ to the extent the Adviser employs its active allocation strategy. As discussed in each fund's summary, the active asset allocation strategy allows the Adviser to increase or decrease neutral asset class exposures by up to 10 percentage points for Equity Funds (includes domestic equity and international equity funds), Bond Funds and Short-Term Funds, to reflect the Adviser's market outlook, which is primarily focused on the intermediate term (active asset allocation strategy). At no time, however, will a fund's investments in domestic and international equity funds exceed 95%.

The following table lists the approximate asset class allocation ranges for each fund as of March 31, 2016. The Adviser may change these percentages over time.

Asset Class Allocation Ranges	Fidelity Advisor Freedom Income Fund	Fidelity Advisor Freedom 2005 Fund	Fidelity Advisor Freedom 2010 Fund	Fidelity Advisor Freedom 2015 Fund	Fidelity Advisor Freedom 2020 Fund	Fidelity Advisor Freedom 2025 Fund	Fidelity Advisor Freedom 2030 Fund	Fidelity Advisor Freedom 2035 Fund	Fidelity Advisor Freedom 2040 Fund	Fidelity Advisor Freedom 2045 Fund	Fidelity Advisor Freedom 2050 Fund	Fidelity Advisor Freedom 2055 Fund	Fidelity Advisor Freedom 2060 Fund
Domestic and International Equity Funds	14.0% - 34.0%	26.8% - 46.8%	35.7% - 55.7%	44.2% - 64.2%	50.1% - 70.1%	57.1% - 77.1%	71.2% - 91.2%	80.0% - 95.0%	80.0% - 95.0%	80.0% - 95.0%	80.0% - 95.0%	80.0% - 95.0%	80.0% - 95.0%
Bond Funds	36.0% - 56.0%	31.4% - 51.4%	27.9% - 47.9%	24.5% - 44.5%	22.1% - 42.1%	19.2% - 39.2%	8.8% - 28.8%	0.0% - 20.0%	0.0% - 20.0%	0.0% - 20.0%	0.0% - 20.0%	0.0% - 20.0%	0.0% - 20.0%
Short-Term Funds	20.0% - 40.0%	11.8% - 31.8%	6.4% - 26.4%	1.3% - 21.3%	0.0% - 17.8%	0.0% - 13.7%	0.0% - 10.0%	0.0% - 10.0%	0.0% - 10.0%	0.0% - 10.0%	0.0% - 10.0%	0.0% - 10.0%	0.0% - 10.0%

When increasing or decreasing asset allocation to one or more asset classes, the Adviser will correspondingly reduce or increase exposure to the remaining asset classes. For example, if the Adviser's intermediate term market outlook was to favor fixed income securities, the Adviser may choose to increase each fund's asset allocation to underlying bond funds by up to 10 percentage points from each fund's neutral asset allocation to bond funds, by correspondingly reducing asset allocation to domestic and international equity funds and/or short-term funds. Conversely, if fixed income investments were to fall out of favor based on the Adviser's intermediate term market outlook, the Adviser may choose to decrease exposures to underlying bond funds by increasing asset allocation to underlying domestic and/or international equity funds and/or short-term funds.

The Adviser may also make active asset allocations within other asset classes (including Commodities, High Yield Debt, Floating Rate Debt, Real Estate Debt, Inflation-Protected Debt, and Emerging Markets Debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations.

Information concerning each fund's actual allocations to underlying funds will be available in each fund's shareholder report and on the funds' website from time to time.

Selecting a Fidelity Advisor Freedom® Fund

There are many considerations relevant to fund selection, including your individual income replacement goals (i.e., how much income do you expect to need in retirement), other expected income after retirement, inflation, other assets and risk tolerance. You should also consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund or a collection of funds will provide sufficient income in your retirement years. When selecting a fund, in addition to the considerations discussed above, you may wish to consider a fund with a target year near the year in which you anticipate your retirement to begin, having reached the age of at or around 65. It is important to note that the funds' asset allocation strategy is designed to provide income for shareholders through their retirement years and assumes that an investor will withdraw the value of his or her account gradually after retirement. Meeting your retirement goals is dependent upon many factors, including the amount you save and the period over which you do so. Investors should select the fund that best meets their individual circumstances and investment goals.

Asset Allocation Framework

The following chart illustrates how each fund's approximate asset allocation among domestic equity funds, international equity funds, bond funds, and short-term funds is expected to change over time. The funds' actual asset allocations may differ from this illustration.

The neutral allocations shown in the glide path do not reflect any decisions made by the Adviser to overweight or underweight a particular asset class based on its market outlook. Each fund's asset allocation assigned to the asset classes above is not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) 10 percentage points.

When the neutral asset allocation of a fund matches Fidelity Advisor Freedom® Income Fund's neutral asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Advisor Freedom® Income Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Advisor Freedom® Income Fund.

The Adviser may modify the neutral asset allocation strategy and the active asset allocation strategy for any fund from time to time.

Description of Underlying Fidelity® Funds

Each fund invests in underlying Fidelity® funds.

Although the underlying Fidelity® funds are categorized generally as domestic equity, international equity, bond, and short-term funds, many of the underlying Fidelity® funds may invest in a mix of securities of foreign and domestic issuers, investment-grade and high yield bonds, and other securities. Many of the underlying Fidelity® funds may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease a fund's exposure to changing security prices or other factors that affect security values. Each Fidelity Advisor Freedom® Fund will purchase Institutional Class shares of any underlying Fidelity® fund that offers Advisor classes of shares. The Adviser may modify the selection of underlying Fidelity® funds for any fund from time to time. When modifying the selection of underlying Fidelity® funds and transitioning in or out of one or more underlying Fidelity® funds, the Adviser may invest a fund's assets directly in securities for a period of time.

A brief description of the underlying Fidelity® funds each fund may utilize as of the date of this prospectus, is provided in the funds' Statement of Additional Information (SAI). More detailed information about each underlying Fidelity® fund is available in each underlying Fidelity® fund's prospectus.

The following table lists the underlying Fidelity® funds in which each fund currently may invest and each fund's approximate asset allocation to each underlying Fidelity® fund as of March 31, 2016. The Adviser may change these percentages over time.

Fund Categories	Fidelity Advisor Freedom® Income Fund	Fidelity Advisor Freedom® 2005 Fund	Fidelity Advisor Freedom® 2010 Fund	Fidelity Advisor Freedom® 2015 Fund	Fidelity Advisor Freedom® 2020 Fund	Fidelity Advisor Freedom® 2025 Fund	Fidelity Advisor Freedom® 2030 Fund	Fidelity Advisor Freedom® 2035 Fund	Fidelity Advisor Freedom® 2040 Fund	Fidelity Advisor Freedom® 2045 Fund	Fidelity Advisor Freedom® 2050 Fund	Fidelity Advisor Freedom® 2055 Fund	Fidelity Advisor Freedom® 2060 Fund
DOMESTIC EQUITY FUNDS
Domestic Equity Funds
Fidelity Advisor® Series Equity Growth Fund	1.7%	2.6%	3.2%	3.8%	4.3%	4.7%	5.7%	6.4%	6.4%	6.4%	6.4%	6.4%	6.4%
Fidelity Advisor® Series Equity-Income Fund	3.1%	4.7%	5.8%	6.9%	7.7%	8.5%	10.4%	11.5%	11.5%	11.5%	11.5%	11.5%	11.5%
Fidelity Advisor® Series Growth & Income Fund	2.2%	3.3%	4.0%	4.8%	5.3%	5.9%	7.2%	7.9%	7.9%	7.9%	7.9%	7.9%	7.9%
Fidelity Advisor® Series Growth Opportunities Fund	1.1%	1.7%	2.1%	2.5%	2.8%	3.1%	3.8%	4.2%	4.2%	4.2%	4.2%	4.2%	4.2%
Fidelity Advisor® Series Opportunistic Insights Fund	1.6%	2.4%	3.0%	3.6%	4.0%	4.4%	5.3%	5.9%	5.9%	5.9%	5.9%	5.9%	5.9%
Fidelity Advisor® Series Small Cap Fund	0.9%	1.3%	1.6%	1.9%	2.1%	2.4%	2.9%	3.2%	3.2%	3.2%	3.2%	3.2%	3.2%
Fidelity Advisor® Series Stock Selector Large Cap Value Fund	2.1%	3.1%	3.9%	4.6%	5.1%	5.7%	6.9%	7.7%	7.7%	7.7%	7.7%	7.7%	7.7%
Fidelity® Series 100 Index Fund	0.9%	1.4%	1.8%	2.1%	2.3%	2.6%	3.1%	3.5%	3.5%	3.5%	3.5%	3.5%	3.5%
Fidelity® Series 1000 Value Index Fund	0.3%	0.5%	0.7%	0.8%	0.9%	0.9%	1.1%	1.3%	1.3%	1.3%	1.3%	1.3%	1.3%
Fidelity® Series All-Sector Equity Fund	2.1%	3.1%	3.9%	4.6%	5.1%	5.7%	6.9%	7.6%	7.6%	7.6%	7.6%	7.6%	7.6%
Fidelity® Series Real Estate Equity Fund	0.2%	0.3%	0.4%	0.5%	0.5%	0.6%	0.7%	0.8%	0.8%	0.8%	0.8%	0.8%	0.8%
Fidelity® Series Small Cap Opportunities Fund	1.0%	1.6%	1.9%	2.3%	2.6%	2.8%	3.5%	3.8%	3.8%	3.8%	3.8%	3.8%	3.8%
Commodity Funds
Fidelity® Series Commodity Strategy Fund	1.3%	1.3%	1.2%	1.2%	1.2%	1.3%	1.2%	1.3%	1.3%	1.3%	1.3%	1.3%	1.3%
INTERNATIONAL EQUITY FUNDS
Developed International Equity Funds
Fidelity® Series International Growth Fund	2.1%	3.4%	4.3%	5.2%	5.8%	6.6%	8.1%	9.0%	9.0%	9.0%	9.0%	9.0%	9.0%
Fidelity® Series International Small Cap Fund	0.5%	0.8%	1.1%	1.3%	1.4%	1.6%	1.9%	2.1%	2.1%	2.1%	2.1%	2.1%	2.1%
Fidelity® Series International Value Fund	2.0%	3.3%	4.3%	5.2%	5.8%	6.5%	8.0%	8.9%	8.9%	8.9%	9.0%	9.0%	9.0%
Emerging Markets Equity Funds
Fidelity® Series Emerging Markets Fund	4.5%	5.5%	6.3%	6.9%	7.4%	7.8%	8.8%	9.4%	9.4%	9.4%	9.4%	9.4%	9.4%
BOND FUNDS
Investment Grade Bond Funds
Fidelity® Series Investment Grade Bond Fund	38.7%	34.5%	31.4%	28.5%	24.9%	19.9%	9.6%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%
Inflation-Protected Bond Funds
Fidelity® Series Inflation-Protected Bond Index Fund	3.8%	3.3%	2.7%	1.9%	1.1%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%
High Yield Bond Funds
Fidelity® Series Emerging Markets Debt Fund	0.6%	0.6%	0.6%	0.6%	0.6%	0.6%	0.6%	0.6%	0.6%	0.6%	0.6%	0.6%	0.6%
Fidelity® Series Floating Rate High Income Fund	0.3%	0.3%	0.3%	0.3%	0.2%	0.2%	0.3%	0.3%	0.3%	0.3%	0.3%	0.3%	0.2%
Fidelity® Series High Income Fund	3.0%	3.0%	3.0%	3.0%	3.0%	3.0%	3.0%	3.0%	3.0%	3.0%	3.0%	2.9%	3.0%
Fidelity® Series Real Estate Income Fund	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%
SHORT-TERM FUNDS
Fidelity Advisor® Series Short-Term Credit Fund	9.0%	6.1%	4.2%	2.4%	1.9%	1.5%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Money Market Portfolio(a)	16.5%	11.4%	7.8%	4.6%	3.5%	2.7%	0.0%	0.1%	0.1%	0.1%	0.0%	0.1%	0.1%

(a)  On or about May 31, 2016, Fidelity® Series Government Money Market Fund is expected to replace Money Market Portfolio as an underlying fund for each Fidelity Advisor Freedom® Fund.

Principal Investment Risks

Many factors affect each fund's performance. A fund's share price changes daily based on the performance of the underlying Fidelity® funds in which it invests. The ability of each fund to meet its investment objective is directly related to its asset allocation among underlying Fidelity® funds and the ability of those funds to meet their investment objectives. If the Adviser's asset allocation strategy does not work as intended, a fund may not achieve its objective. Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at, or after the target retirement date.

The following factors can significantly affect a fund's performance:

Asset Allocation Risk. A fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.

Investing in Other Funds. A fund bears all risks of investment strategies employed by the underlying funds. A fund does not control the investments of the underlying funds, which may have different investment objectives and may engage in investment strategies that a fund would not engage in directly. Aggregation of underlying fund holdings may result in indirect concentration of assets in a particular industry or group of industries, or in a single issuer, which may increase volatility.

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations, especially in foreign markets, can be dramatic over the short as well as long term, and different parts of the market, including different market sectors, and different types of equity securities can react differently to these developments. For example, stocks of companies in one sector can react differently from those in another, large cap stocks can react differently from small cap stocks, "growth" stocks can react differently from "value" stocks, and stocks selected using quantitative or technical analysis can react differently than stocks selected using fundamental analysis. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Floating Rate Loan Trading. The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans generally are subject to legal or contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. For example, if the credit quality of a floating rate loan unexpectedly declines significantly, secondary market trading in that floating rate loan can also decline for a period of time. During periods of infrequent trading, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss.

Interest Rate Changes. Debt securities, including money market securities, have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and certain types of securities, such as mortgage securities and the securities of issuers in the financial services sector, can be more sensitive to interest rate changes, meaning the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. Short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates. Securities with floating interest rates can be less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general. Securities whose payment at maturity is based on the movement of all or part of an index and inflation-protected debt securities may react differently from other types of debt securities.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations, and securities for which an entity located in a foreign country provides credit support or a maturity-shortening structure can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign exchange rates; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers or providers in, or foreign exchange rates with, a different country or region.

Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. In addition, from time to time, a small number of companies may represent a large portion of a single industry or a group of related industries as a whole, and these companies can be sensitive to adverse economic, regulatory, or financial developments.

The commodities industries can be significantly affected by the level and volatility of commodity prices; the rate of commodity consumption; world events including international monetary and political developments; import controls, export controls, and worldwide competition; exploration and production spending; and tax and other government regulations and economic conditions.

Companies in the financial services industries are highly dependent on the supply of short-term financing. The value of securities of issuers in the financial services industries can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The real estate industry is particularly sensitive to economic downturns. The value of securities of issuers in the real estate industry, including REITs, can be affected by changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, and the management skill and creditworthiness of the issuer. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT, and REITs may not have diversified holdings. Because REITs are pooled investment vehicles that have expenses of their own, the fund will indirectly bear its proportionate share of those expenses.

Subsidiary Risk. The investments held by the Subsidiary are generally similar to those that are permitted to be held by the underlying fund that invests in it and, therefore, the Subsidiary is subject to risks similar to those of such fund, including the risks associated with investing in derivatives and commodity-linked investing in general. Because the Subsidiary is organized under Cayman Islands law and is not registered under the Investment Company Act of 1940 (1940 Act), the Subsidiary is not subject to the investor protections of the 1940 Act. The underlying fund that invests in the Subsidiary relies on a private letter ruling received by other Fidelity® funds from the Internal Revenue Service with respect to its investment in the Subsidiary. Changes in U.S. or Cayman Islands laws could result in the inability of such fund and/or the Subsidiary to operate as described in this prospectus.

Prepayment. Many types of debt securities, including mortgage securities,and inflation-protected debt securities, and floating rate loans, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment or when the credit quality of an issuer improves and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's credit quality or value and an issuer's or counterparty's ability to pay interest and principal when due. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes, and if the structure of a security fails to function as intended, the security could decline in value. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), including floating rate loans, and certain types of other securities tend to be particularly sensitive to these changes.

Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short as well as long periods of time or during periods of general or regional economic difficulty. The default rate for lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) is likely to be higher during economic recessions or periods of high interest rates.

Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, imperfect correlation between the underlying fund's securities and those in its index, timing differences associated with additions to and deletions from the index, and changes in the shares outstanding of the component securities. An underlying index fund may not be fully invested at times, either as a result of cash flows into the underlying fund or as a result of reserves of cash held by the underlying fund to meet redemptions. The use of sampling techniques or futures or other derivative positions may affect an underlying index fund's ability to achieve close correlation with its index. In addition, an underlying index fund may not be able to invest in certain securities in its index or invest in them in the exact proportions in which they are represented in the index due to regulatory restrictions.

Leverage Risk. Derivatives and forward-settling securities involve leverage because they can provide investment exposure in an amount exceeding the initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly. A small change in the underlying asset, instrument, or index can lead to a significant loss. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions. Forward-settling securities also involve the risk that a security will not be issued, delivered, or paid for when anticipated. Government legislation or regulation could affect the use of these transactions and could limit a fund's ability to pursue its investment strategies.

"Growth" Investing. "Growth" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Growth" stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, "growth" stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

"Value" Investing. "Value" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Value" stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

Inflation-Protected Debt Exposure. Inflation-protected debt securities tend to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation.

Small Cap Investing. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers and can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. Smaller issuers can have more limited product lines, markets, and financial resources.

Commodity-Linked Investing. The performance of commodities, commodity-linked swaps, futures, notes, and other commodity-related investments may depend on the performance of the overall commodities markets and on other factors that affect the value of commodities, including weather, political, tax, and other regulatory and market developments. Commodity-linked instruments may be leveraged. For example, the price of a three-times leveraged commodity-linked note may change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying index. Commodity-linked investments may be hybrid instruments that can have substantial risk of loss with respect to both principal and interest. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures, are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer's creditworthiness deteriorates. As a result, returns of commodity-linked investments may deviate significantly from the return of the underlying commodity, instruments, or measures.

In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect its performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The following is fundamental, that is, subject to change only by shareholder approval:

Fidelity Advisor Freedom® Income Fund seeks high total return with a secondary objective of principal preservation.

Each ofFidelity Advisor Freedom® 2005 Fund, Fidelity Advisor Freedom® 2010 Fund, Fidelity Advisor Freedom® 2015 Fund, Fidelity Advisor Freedom® 2020 Fund, Fidelity Advisor Freedom® 2025 Fund, Fidelity Advisor Freedom® 2030 Fund, Fidelity Advisor Freedom® 2035 Fund, Fidelity Advisor Freedom® 2040 Fund, Fidelity Advisor Freedom® 2045 Fund, Fidelity Advisor Freedom® 2050 Fund, Fidelity Advisor Freedom® 2055 Fund, and Fidelity Advisor Freedom® 2060 Fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Valuing Shares

Each fund is open for business each day the NYSE is open.

NAV is the value of a single share. Fidelity normally calculates NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. Each fund's assets normally are valued as of this time for the purpose of computing NAV. Fidelity calculates NAV separately for each class of shares of a multiple class fund.

NAV is not calculated and a fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

NAV is calculated using the values of the underlying Fidelity® funds in which a fund invests. Shares of underlying Fidelity® funds are valued at their respective NAVs. For an explanation of the circumstances under which the underlying Fidelity® funds will use fair value pricing and the effects of using fair value pricing, see the underlying Fidelity® funds' prospectuses and SAIs.

To the extent that underlying Fidelity® fund assets are traded in other markets on days when a fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some underlying Fidelity® fund assets may not occur on days when a fund is open for business.

Shareholder Information

Additional Information about the Purchase and Sale of Shares

Subject to certain limited exceptions described below, investments in Class B shares are no longer accepted. Existing Class B shareholders may continue (i) to hold their Class B shares (including any Class B shares acquired pursuant to an exchange or the reinvestment of dividends and capital gain distributions), (ii) to exchange their Class B shares for Class B shares of other Fidelity® funds that offer Advisor classes of shares or for Advisor B Class shares of Fidelity® Treasury Money Market Fund, and (iii) to add to their accounts through the reinvestment of dividends and capital gain distributions paid on Class B shares (including through the Directed Dividends® option), in each case until those Class B shares automatically convert to Class A shares under the existing conversion schedule. Any purchase order for Class B shares (other than pursuant to an exchange or the reinvestment of dividends and capital gain distributions) will be deemed to be a purchase order for Class A shares and will be subject to any applicable Class A front-end sales charge. For purposes of determining the applicable Class A sales charge, the value of a shareholder's account will be deemed to include the value of all applicable shares, including Class B shares, in all eligible accounts. For more information, please see the Fund Distribution section of the prospectus.

As used in this prospectus, the term "shares" generally refers to the shares offered through this prospectus.

General Information

Ways to Invest

You may buy or sell shares through a retirement account or an investment professional. When you invest through an investment professional, the procedures for buying, selling, and exchanging shares and the account features, policies, and fees may differ. Additional fees may apply to your investment in shares, including a transaction fee if you buy or sell shares through a broker or other investment professional.

Information on Placing Orders

You should include the following information with any order:

  Your name
  Your account number
  Type of transaction requested
  Name(s) of fund(s) and class(es)
  Dollar amount or number of shares

Certain methods of contacting Fidelity may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted.

Frequent Purchases and Redemptions

A fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to a fund (such as brokerage commissions or spreads paid to dealers who sell money market instruments), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund's NAV.

Each fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive trading than those stated in this prospectus.

Excessive Trading Policy for each fund

The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Excessive trading activity in a fund is measured by the number of roundtrip transactions in a shareholder's account and each class of a multiple class fund is treated separately. A roundtrip transaction occurs when a shareholder sells fund shares (including exchanges) within 30 days of the purchase date.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity® funds within any rolling 12-month period will be blocked for at least 85 days from additional purchases or exchange purchases across all Fidelity® funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block. Repeat offenders may be subject to long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder's control at any time. In addition to enforcing these roundtrip limitations, the fund may in its discretion restrict, reject, or cancel any purchases or exchanges that, in the Adviser's opinion, may be disruptive to the management of the fund or otherwise not be in the fund's interests.

Exceptions

The following transactions are exempt from the fund's excessive trading policy described above: (i) transactions of $1,000 or less, (ii) systematic withdrawal and/or contribution programs, (iii) mandatory retirement distributions, and (iv) transactions initiated by a plan sponsor or sponsors of certain employee benefit plans or other related accounts. In addition, the fund's excessive trading policy does not apply to transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund of fund(s), or other strategy funds. A qualified fund of fund(s) is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the fund's excessive trading policies to shareholders at the fund of fund(s) level, or demonstrates that the fund of fund(s) has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the fund's Treasurer.

Omnibus Accounts

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers, and third-party administrators. Individual trades in omnibus accounts are often not disclosed to the fund, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts is likely to go undetected by the fund and may increase costs to the fund and disrupt its portfolio management.

Under policies adopted by the Board of Trustees, intermediaries will be permitted to apply the fund's excessive trading policy (described above), or their own excessive trading policy if approved by the Adviser. In these cases, the fund will typically not request or receive individual account data but will rely on the intermediary to monitor trading activity in good faith in accordance with its or the fund's policies. Reliance on intermediaries increases the risk that excessive trading may go undetected. For other intermediaries, the fund will generally monitor trading activity at the omnibus account level to attempt to identify disruptive trades. The fund may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the fund's policy to transactions that exceed thresholds established by the Board of Trustees. The fund may prohibit purchases of fund shares by an intermediary or by some or all of any intermediary's clients. There is no assurance that the Adviser will request data with sufficient frequency to detect or deter excessive trading in omnibus accounts effectively.

If you purchase or sell fund shares through a financial intermediary, you may wish to contact the intermediary to determine the policies applicable to your account.

Retirement Plans

For employer-sponsored retirement plans, only participant directed exchanges count toward the roundtrip limits. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

Qualified Wrap Programs

The fund will monitor aggregate trading activity of adviser transactions to attempt to identify excessive trading in qualified wrap programs, as defined below. Excessive trading by an adviser will lead to fund blocks and the wrap program will lose its qualified status. Transactions of an adviser will not be matched with client-directed transactions unless the wrap program ceases to be a qualified wrap program (but all client-directed transactions will be subject to the fund's excessive trading policy).

A qualified wrap program is: (i) a program whose adviser certifies that it has investment discretion over $100 million or more in client assets invested in mutual funds at the time of the certification, (ii) a program in which the adviser directs transactions in the accounts participating in the program in concert with changes in a model portfolio, and (iii) managed by an adviser who agrees to give the Adviser sufficient information to permit the Adviser to identify the individual accounts in the wrap program.

Other Information about the Excessive Trading Policy

The fund's Treasurer is authorized to suspend the fund's policies during periods of severe market turbulence or national emergency. The fund reserves the right to modify its policies at any time without prior notice.

The fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

As described in "Valuing Shares," the fund also uses fair value pricing to help reduce arbitrage opportunities available to short-term traders. There is no assurance that the fund's excessive trading policy will be effective, or will successfully detect or deter excessive or disruptive trading.

Buying Shares

Minimum Waivers

There is no minimum balance or purchase minimum for (i) certain Fidelity® retirement accounts funded through salary deduction, or fund positions opened with the proceeds of distributions from such retirement accounts or from a Fidelity® systematic withdrawal service, or (ii) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, each fund may waive or lower purchase minimums in other circumstances.

Price to Buy

The price to buy one share of Class A or Class T is its offering price or its NAV, depending on whether you pay a front-end sales charge.

The price to buy one share of Class B or Class C is its NAV. Class B and Class C shares are sold without a front-end sales charge, but may be subject to a CDSC upon redemption.

If you pay a front-end sales charge, your price will be Class A's or Class T's offering price. When you buy Class A or Class T shares at the offering price, Fidelity deducts the appropriate sales charge and invests the rest in Class A or Class T shares of the fund. If you qualify for a front-end sales charge waiver, your price will be Class A's or Class T's NAV.

The offering price of Class A or Class T is its NAV plus the sales charge. The offering price is calculated by dividing Class A's or Class T's NAV by the difference between one and the applicable front-end sales charge percentage and rounding to the nearest cent.

The dollar amount of the sales charge for Class A or Class T is the difference between the offering price of the shares purchased and the NAV of those shares. Since the offering price per share is calculated to the nearest cent using standard rounding criteria, the percentage sales charge you actually pay may be higher or lower than the sales charge percentages shown in this prospectus due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Your investment professional can help you choose the class of shares that best suits your investment needs.

Shares will be bought at the offering price or NAV, as applicable, next calculated after an order is received in proper form.

It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.

Each fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the offering price or NAV, as applicable, next calculated after the order is received by the authorized intermediary.

Provided a fund receives an order to buy shares in proper form before the close of business, the fund may place an order to buy shares of an underlying Fidelity® fund after the close of business, pursuant to a pre-determined allocation, and receive that day's offering price or NAV, as applicable.

Shares are generally available only to investors residing in the United States.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

If your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.

Class A, Class T, Class B, and Class C shares can be bought or sold through investment professionals using an automated order placement and settlement system that guarantees payment for orders on a specified date.

Certain financial institutions that meet creditworthiness criteria established by FDC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than close of business on the next business day. If payment is not received by that time, the order will be canceled and the financial institution will be liable for any losses.

Under applicable anti-money laundering rules and other regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Selling Shares

The price to sell one share of Class A, Class T, Class B, or Class C is its NAV, minus any applicable CDSC.

Shares will be sold at the NAV next calculated after an order is received in proper form, minus any applicable CDSC. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect a fund.

It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

Each fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the NAV next calculated after the order is received by the authorized intermediary, minus any applicable CDSC.

Provided a fund receives an order to sell shares in proper form before the close of business, the fund may place an order to sell shares of an underlying Fidelity® fund after the close of business, pursuant to a pre-determined allocation, and receive that day's NAV, minus any applicable CDSC.

A signature guarantee is designed to protect you and Fidelity from fraud. Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  When you wish to sell more than $100,000 worth of shares.
  When the address on your account (record address) has changed within the last 15 days or you are requesting that a check be mailed to an address different than the record address.
  When you are requesting that redemption proceeds be paid to someone other than the account owner.
  In certain situations when the redemption proceeds are being transferred to a Fidelity® account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

  If you are selling some but not all of your shares, keep your fund balance above the required minimum to keep your fund position open, except fund positions not subject to balance minimums.
  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if the Adviser determines it is in the best interests of a fund.
  You will not receive interest on amounts represented by uncashed redemption checks.
  Under applicable anti-money laundering rules and other regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a Class A shareholder, you have the privilege of exchanging Class A shares for the same class of shares of other Fidelity® funds that offer Advisor classes of shares at NAV or for Daily Money Class shares of Fidelity® funds that offer Daily Money Class shares.

As a Class T shareholder, you have the privilege of exchanging Class T shares for the same class of shares of other Fidelity® funds that offer Advisor classes of shares at NAV or for Daily Money Class shares of Fidelity® funds that offer Daily Money Class shares. If you purchased your Class T shares through certain investment professionals that have signed an agreement with FDC, you also have the privilege of exchanging your Class T shares for shares of Fidelity® Capital Appreciation Fund.

As a Class B shareholder, you have the privilege of exchanging Class B shares for the same class of shares of other Fidelity® funds that offer Advisor classes of shares or for Advisor B Class shares of Fidelity® Treasury Money Market Fund.

As a Class C shareholder, you have the privilege of exchanging Class C shares for the same class of shares of other Fidelity® funds that offer Advisor classes of shares or for Advisor C Class shares of Fidelity® Treasury Money Market Fund.

Through your investment professional, you may also move between certain share classes of the same fund. For more information, see the SAI or consult your investment professional.

However, you should note the following policies and restrictions governing exchanges:

  The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.
  Each fund may refuse any exchange purchase for any reason. For example, each fund may refuse exchange purchases by any person or group if, in the Adviser's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  Any exchanges of Class A, Class T, Class B, and Class C shares are not subject to a CDSC.
  Before any exchange, read the prospectus for the shares you are purchasing, including any purchase and sale requirements.
  The shares you are acquiring by exchange must be available for sale in your state.
  Exchanges may have tax consequences for you.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
  Under applicable anti-money laundering rules and other regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The funds may terminate or modify exchange privileges in the future.

Other funds may have different exchange restrictions and minimums, and may impose redemption fees of up to 2.00% of the amount exchanged. Check each fund's prospectus for details.

Account Features and Policies

Features

The following features may be available to buy and sell shares of a fund. Visit www.advisor.fidelity.com or contact your investment professional for more information.

Electronic Funds Transfer (Fidelity Advisor Money Line®): electronic money movement through the Automated Clearing House

  To transfer money between a bank account and your fund account.
  You can use electronic funds transfer to:
    Make periodic (automatic) purchases of shares.
    Make periodic (automatic) redemptions of shares.

Wire: electronic money movement through the Federal Reserve wire system

  To transfer money between a bank account and your fund account.

Automatic Transactions: periodic (automatic) transactions

  To make contributions from your fund account to your Fidelity Advisor® IRA.
  To sell shares of a Fidelity® money market fund and simultaneously to buy shares of a Fidelity® fund that offers Advisor classes of shares.

Policies

The following policies apply to you as a shareholder.

Combination with Fidelity Advisor Freedom® Income Fund.Each fund may be combined with Fidelity Advisor Freedom® Income Fund, without a vote of shareholders, if the funds' Board of Trustees determines at the time of the proposed combination that combining the funds is in the best interests of the funds and their shareholders. Prior to a combination, Fidelity will notify shareholders of a fund of the combination and any tax consequences.

Statements that Fidelity sends to you include the following:

  Confirmation statements (after transactions affecting your fund balance except, to the extent applicable, reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).
  Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).

Current regulations allow Fidelity to send a single copy of shareholder documents for Fidelity® funds, such as prospectuses, annual and semiannual reports, and proxy materials, to certain mutual fund customers whom we believe are members of the same family who share the same address. We will not send multiple copies of these documents to you and members of your family who share the same address. Instead, we will send only a single copy of these documents. This will continue for as long as you are a shareholder, unless you notify us otherwise. If at any time you choose to receive individual copies of any documents, please call 1-877-208-0098. We will begin sending individual copies to you within 30 days of receiving your call.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations. In addition, each fund reserves the right to involuntarily redeem an account in the case of: (i) actual or suspected threatening conduct or actual or suspected fraudulent, illegal or suspicious activity by the account owner or any other individual associated with the account; or (ii) the failure of the account owner to provide information to the funds related to opening the accounts. Your shares will be sold at the NAV minus, if applicable, any short-term redemption fee or CDSC, calculated on the day Fidelity closes your fund position.

If your fund balance falls below $1,000 worth of shares for any reason, including solely due to declines in NAV, and you do not increase your balance, Fidelity may sell all of your shares and send the proceeds to you after providing you with at least 30 days' notice to reestablish the minimum balance. Your shares will be sold at the NAV, minus any applicable CDSC, on the day Fidelity closes your fund position. Certain fund positions are not subject to these balance requirements and will not be closed for failure to maintain a minimum balance.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

Each fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Each fund (except Fidelity Advisor Freedom® Income Fund) normally pays dividends and capital gain distributions in May and December.

Fidelity Advisor Freedom® Income Fund normally pays dividends monthly (except January) and capital gain distributions in May and December.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available:

1. Reinvestment Option.  Any dividends and capital gain distributions will be automatically reinvested in additional shares. If you do not indicate a choice on your application, you will be assigned this option.

2. Income-Earned Option.  Any capital gain distributions will be automatically reinvested in additional shares. Any dividends will be paid in cash.

3. Cash Option.  Any dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option.  Any dividends will be automatically invested in the same class of shares of another identically registered Fidelity® fund. Any capital gain distributions will be automatically invested in the same class of shares of another identically registered Fidelity® fund, automatically reinvested in additional shares of the fund, or paid in cash.

Not all distribution options may be available for every account and certain restrictions may apply. If the option you prefer is not listed on your account application, or if you want to change your current option, contact your investment professional directly or call Fidelity.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

Tax Consequences

As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Taxes on Distributions  Distributions you receive from each fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain of each fund's distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of each fund's distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option.

Taxes on Transactions

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in a fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

Adviser

FMRC. The Adviser is each fund's manager. The address of the Adviser is 245 Summer Street, Boston, Massachusetts 02210.

The Adviser began managing the funds on October 1, 2015. Prior to such date, the funds were managed by Strategic Advisers, an affiliated investment adviser.

As of December 31, 2015, the Adviser had approximately $1.1 trillion in discretionary assets under management, and approximately $2.04 trillion when combined with all of its affiliates' assets under management.

As the manager, the Adviser administers the asset allocation program for each fund.

FMR is responsible for handling the business affairs for each fund.

Portfolio Manager(s)

Andrew Dierdorf is co-manager of each fund, which he has managed (other than Fidelity Advisor Freedom 2060 Fund) since June 2011. He has managed Fidelity Advisor Freedom 2060 Fund since August 2014. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Dierdorf has worked as a portfolio manager.

Brett Sumsion is co-manager of each fund, which he has managed (other than Fidelity Advisor Freedom 2060 Fund) since January 2014. He has managed Fidelity Advisor Freedom 2060 Fund since August 2014. He also manages other funds. Prior to joining Fidelity Investments in 2014 as a portfolio manager, Mr. Sumsion worked as a managing director of asset allocation at DuPont Capital Management, Inc. from 2008 to 2013.

The SAI provides additional information about the compensation of, any other accounts managed by, and any fund shares held by the portfolio managers.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity® fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity® fund.

Advisory Fee(s)

Each fund does not pay a management fee to the Adviser.

FMR receives no fee for handling the business affairs for each fund and pays the expenses of each fund with limited exceptions.

The basis for the Board of Trustees approving the management contract for each fund is available in each fund's semi-annual report for the fiscal period ended September 30, 2015.

From time to time, the Adviser or its affiliates may agree to reimburse or waive certain fund expenses while retaining the ability to be repaid if expenses fall below the specified limit prior to the end of the fiscal year.

Reimbursement or waiver arrangements can decrease expenses and boost performance.

The Adviser has voluntarily agreed to reimburse fund shares to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of average net assets, exceed the following rates. Voluntary arrangements may be discontinued at any time.

Fidelity Advisor Freedom® Income Fund	Class A	Class T	Class B	Class C
Rate	0.25%	0.50%	1.00%	1.00%
Fidelity Advisor Freedom® 2005 Fund	Class A	Class T	Class B	Class C
Rate	0.25%	0.50%	1.00%	1.00%
Fidelity Advisor Freedom® 2010 Fund	Class A	Class T	Class B	Class C
Rate	0.25%	0.50%	1.00%	1.00%
Fidelity Advisor Freedom® 2015 Fund	Class A	Class T	Class B	Class C
Rate	0.25%	0.50%	1.00%	1.00%
Fidelity Advisor Freedom® 2020 Fund	Class A	Class T	Class B	Class C
Rate	0.25%	0.50%	1.00%	1.00%
Fidelity Advisor Freedom® 2025 Fund	Class A	Class T	Class B	Class C
Rate	0.25%	0.50%	1.00%	1.00%
Fidelity Advisor Freedom® 2030 Fund	Class A	Class T	Class B	Class C
Rate	0.25%	0.50%	1.00%	1.00%
Fidelity Advisor Freedom® 2035 Fund	Class A	Class T	Class B	Class C
Rate	0.25%	0.50%	1.00%	1.00%
Fidelity Advisor Freedom® 2040 Fund	Class A	Class T	Class B	Class C
Rate	0.25%	0.50%	1.00%	1.00%
Fidelity Advisor Freedom® 2045 Fund	Class A	Class T	Class B	Class C
Rate	0.25%	0.50%	1.00%	1.00%
Fidelity Advisor Freedom® 2050 Fund	Class A	Class T	Class B	Class C
Rate	0.25%	0.50%	1.00%	1.00%
Fidelity Advisor Freedom® 2055 Fund	Class A	Class T	Class C
Rate	0.25%	0.50%	1.00%
Fidelity Advisor Freedom® 2060 Fund	Class A	Class T	Class C
Rate	0.25%	0.50%	1.00%

Fund Distribution

Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.

FDC distributes each class's shares.

Intermediaries may receive from the Adviser, FDC, and/or their affiliates compensation for their services intended to result in the sale of class shares. This compensation may take the form of:

  Sales charges and concessions.
  Distribution and/or service (12b-1) fees.
  Finder's fees.
  Payments for additional distribution-related activities and/or shareholder services.
  Payments for educational seminars and training, including seminars sponsored by Fidelity, or by an intermediary.

These payments are described in more detail in this section and in the SAI.

You may pay a sales charge when you buy or sell your Class A, Class T, Class B, and Class C shares.

FDC collects the sales charge.

As described in detail in this section, you may be entitled to a waiver of your sales charge, or to pay a reduced sales charge, when you buy or sell Class A, Class T, Class B, and Class C shares. In the event of changes in sales charges, sales charges, if any, in effect at the time of purchase generally will apply.

The front-end sales charge will be reduced for purchases of Class A and Class T shares according to the sales charge schedules below.

Sales Charges and Concessions - Class A

	Sales Charge
	As a % of offering price(a)	As an approximate % of net amount invested(a)	Investment professional concession as % of offering price
Less than $50,000(b)	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 but less than $4,000,000	None	None	1.00%(c)
$4,000,000 but less than $25,000,000	None	None	0.50%(c)
$25,000,000 or more	None	None	0.25%(c)

(a)  The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

(b)  Purchases of $10.00 or less will not pay a sales charge.

(c)  Certain conditions and exceptions apply. See "Fund Services - Fund Distribution - Finder's Fees."

Investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

When exchanging Class A shares of one fund for Class A shares of another Fidelity® fund that offers Advisor classes of shares or Daily Money Class shares of another Fidelity® fund that offers Daily Money Class shares, your Class A shares retain the CDSC schedule in effect when they were originally bought.

Sales Charges and Concessions - Class T

	Sales Charge
	As a % of offering price(a)	As an approximate % of net amount invested(a)	Investment professional concession as % of offering price
Less than $50,000 (b)	3.50%	3.63%	3.00%
$50,000 but less than $100,000	3.00%	3.09%	2.50%
$100,000 but less than $250,000	2.50%	2.56%	2.00%
$250,000 but less than $500,000	1.50%	1.52%	1.25%
$500,000 but less than $1,000,000	1.00%	1.01%	0.75%
$1,000,000 or more	None	None	0.25%(c)

(a)  The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

(b)  Purchases of $10.00 or less will not pay a sales charge.

(c)  Certain conditions and exceptions apply. See "Fund Services - Fund Distribution - Finder's Fees."

Investments in Class T shares of $1 million or more may, upon redemption less than one year after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 0.25%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

When exchanging Class T shares of one fund for Class T shares of another Fidelity® fund that offers Advisor classes of shares or Daily Money Class shares of another Fidelity® fund that offers Daily Money Class shares, your Class T shares retain the CDSC schedule in effect when they were originally bought.

Class A or Class T shares purchased by an individual or company through the Combined Purchase, Rights of Accumulation, or Letter of Intent program may receive a reduced front-end sales charge according to the sales charge schedules above. To qualify for a Class A or Class T front-end sales charge reduction under one of these programs, you must notify Fidelity in advance of your purchase.

Combined Purchase, Rights of Accumulation, and Letter of Intent Programs. The following qualify as an "individual" or "company" for the purposes of determining eligibility for the Combined Purchase and Rights of Accumulation program: an individual, spouse, and their children under age 21 purchasing for his/her or their own account; a trustee, administrator, or other fiduciary purchasing for a single trust estate or a single fiduciary account or for a single or parent-subsidiary group of "employee benefit plans" (except SEP and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs; and tax-exempt organizations (as defined in Section 501(c)(3) of the Internal Revenue Code). The following qualify as an "individual" or "company" for the purposes of determining eligibility for the Letter of Intent program: an individual, spouse, and their children under age 21 purchasing for his/her or their own account; a trustee, administrator, or other fiduciary purchasing for a single trust estate or a single fiduciary account (except SEP and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)); an IRA or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans); plans investing through the Fidelity Advisor® 403(b) program; and tax-exempt organizations (as defined in Section 501(c)(3) of the Internal Revenue Code).

Combined Purchase. To receive a Class A or Class T front-end sales charge reduction, if you are a new shareholder, you may combine your purchase of Class A or Class T shares with purchases of: (i) Class A, Class T, Class B, and Class C shares of any Fidelity® fund that offers Advisor classes of shares, (ii) Advisor B Class shares and Advisor C Class shares of Fidelity® Treasury Money Market Fund, and (iii) Class A Units (New and Old), Class B Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor® 529 Plan. For your purchases to be aggregated for the purpose of qualifying for the Combined Purchase program, they must be made on the same day through one intermediary.

Rights of Accumulation. To receive a Class A or Class T front-end sales charge reduction, if you are an existing shareholder, you may add to your purchase of Class A or Class T shares the current value of your holdings in: (i) Class A, Class T, Class B, and Class C shares of any Fidelity® fund that offers Advisor classes of shares, (ii) Advisor B Class shares and Advisor C Class shares of Fidelity® Treasury Money Market Fund, (iii) Daily Money Class shares of a fund that offers Daily Money Class shares acquired by exchange from any Fidelity® fund that offers Advisor classes of shares, (iv) Class O shares of Fidelity Advisor® Diversified Stock Fund and Fidelity Advisor® Capital Development Fund, and (v) Class A Units (New and Old), Class B Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor® 529 Plan. The current value of your holdings is determined at the NAV at the close of business on the day prior to your purchase of Class A or Class T shares. The current value of your holdings will be added to your purchase of Class A or Class T shares for the purpose of qualifying for the Rights of Accumulation program. For your purchases and holdings to be aggregated for the purpose of qualifying for the Rights of Accumulation program, they must have been made through one intermediary.

Letter of Intent. You may receive a Class A or Class T front-end sales charge reduction on your purchases of Class A and Class T shares made during a 13-month period by signing a Letter of Intent (Letter). File your Letter with Fidelity no later than the date of the initial purchase toward completing your Letter. Each Class A or Class T purchase you make toward completing your Letter will be entitled to the reduced front-end sales charge applicable to the total investment indicated in the Letter. Purchases of the following may be aggregated for the purpose of completing your Letter: (i) Class A and Class T shares of any Fidelity® fund that offers Advisor classes of shares (except those acquired by exchange from Daily Money Class shares of a fund that offers Daily Money Class shares that had been previously exchanged from a Fidelity® fund that offers Advisor classes of shares), (ii) Class B and Class C shares of any Fidelity® fund that offers Advisor classes of shares, (iii) Advisor B Class shares and Advisor C Class shares of Fidelity® Treasury Money Market Fund, and (iv) Class A Units (New and Old), Class B Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor® 529 Plan. Reinvested income and capital gain distributions will not be considered purchases for the purpose of completing your Letter. For your purchases to be aggregated for the purpose of completing your Letter, they must be made through one intermediary. Your initial purchase toward completing your Letter must be at least 5% of the total investment specified in your Letter. Fidelity will register Class A or Class T shares equal to 5% of the total investment specified in your Letter in your name and will hold those shares in escrow. You will earn income, dividends and capital gain distributions on escrowed Class A and Class T shares. The escrow will be released when you complete your Letter. You are not obligated to complete your Letter. If you do not complete your Letter, you must pay the increased front-end sales charges due in accordance with the sales charge schedule in effect when your shares were originally bought. Fidelity may redeem sufficient escrowed Class A or Class T shares to pay any applicable front-end sales charges. If you purchase more than the amount specified in your Letter and qualify for additional Class A or Class T front-end sales charge reductions, the front-end sales charge will be adjusted to reflect your total purchase at the end of 13 months and the surplus amount will be applied to your purchase of additional Class A or Class T shares at the then-current offering price applicable to the total investment.

Detailed information about these programs also is available on www.advisor.fidelity.com. In order to obtain the benefit of a front-end sales charge reduction for which you may be eligible, you may need to inform your investment professional of other accounts you, your spouse, or your children maintain with your investment professional or other investment professionals from the same intermediary.

Class B shares may, upon redemption for any reason, including failure to maintain the account minimum, be assessed a CDSC based on the following schedule:

From Date of Purchase	Contingent Deferred Sales Charge(a)
Less than 1 year	5%
1 year to less than 2 years	4%
2 years to less than 3 years	3%
3 years to less than 4 years	3%
4 years to less than 5 years	2%
5 years to less than 6 years	1%
6 years to less than 7 years(b)	0%

(a)  The actual CDSC you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class’s NAV.

(b)  After a maximum of seven years, Class B shares will convert automatically to Class A shares of the same fund.

When exchanging Class B shares of one fund for Class B shares of another Fidelity® fund that offers Advisor classes of shares or Advisor B Class shares of Fidelity® Treasury Money Market Fund, your Class B shares retain the CDSC schedule in effect when they were originally bought.

Except as provided below, investment professionals receive as compensation from FDC, at the time of sale, a concession equal to 4.00% of your purchase of Class B shares. For purchases of Class B shares through reinvested dividends or capital gain distributions, investment professionals do not receive a concession at the time of sale.

Class C shares may, upon redemption less than one year after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Except as provided below, investment professionals will receive as compensation from FDC, at the time of the sale, a concession equal to 1.00% of your purchase of Class C shares. For purchases of Class C shares made for an intermediary-sponsored managed account program, employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) or through reinvested dividends or capital gain distributions, investment professionals do not receive a concession at the time of sale.

The CDSC for Class A, Class T, Class B, and Class C shares will be calculated based on the lesser of the cost of each class's shares, as applicable, at the initial date of purchase or the value of those shares, as applicable, at redemption, not including any reinvested dividends or capital gains. Class A, Class T, Class B, and Class C shares acquired through reinvestment of dividends or capital gain distributions will not be subject to a CDSC. In determining the applicability and rate of any CDSC at redemption, shares representing reinvested dividends and capital gains will be redeemed first, followed by those shares that have been held for the longest period of time.

A front-end sales charge will not apply to the following Class A or Class T shares:

  Purchased for an employee benefit plan other than a plan investing through the Fidelity Advisor® 403(b) program. For this purpose, employee benefit plans generally include 401(a), 401(k), 403(b), and 457(b) governmental plans, but do not include: IRAs, SIMPLE, SEP, or SARSEP plans; or health savings accounts.
  Purchased for an insurance company separate account.
  Purchased for managed account programs that charge an asset-based fee by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department.
  Purchased with the proceeds of a redemption of Fidelity® or Fidelity Advisor® fund shares held in (i) an insurance company separate account, or (ii) an employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor® 403(b) program), the proceeds of which must be reinvested directly into Fidelity Advisor® fund shares held in an account for which Fidelity Management Trust Company or an affiliate serves as custodian.
  Purchased with any proceeds of a distribution from a Fidelity® recordkept employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor® 403(b) program) that is rolled directly into a Fidelity Advisor® IRA for which Fidelity Management Trust Company or an affiliate serves as custodian.
  Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals.
  Purchased to repay a loan against Class A, Class T, or Class B shares held in the investor's Fidelity Advisor® 403(b) program.
  Purchased for an employer-sponsored health savings account.
  (Applicable only to Class A purchases after October 23, 2009) Purchased by a shareholder who redeemed Destiny® Plan assets and received the proceeds in the form of directly held shares of a Fidelity Advisor® fund after September 30, 2008.

Pursuant to Rule 22d-1 under the 1940 Act, FDC exercises its right to waive Class A's and Class T's front-end sales charge on shares acquired through reinvestment of dividends and capital gain distributions or in connection with a fund's merger with or acquisition of any investment company or trust. FDC also exercises its right to waive Class A's and Class T's front-end sales charge on purchases of $10.00 or less.

The CDSC may be waived on the redemption of shares (applies to Class A, Class T, Class B, and Class C, unless otherwise noted):

  For disability or death.
  From employer-sponsored retirement plans (except SIMPLE IRAs, SEPs, and SARSEPs) starting the year in which age 70½ is attained.
  For minimum required distributions from Traditional IRAs, Rollover IRAs, SIMPLE IRAs, SEPs, and SARSEPs (excludes Roth accounts) starting the year in which age 70½ is attained.
  Through the Fidelity Advisor® Systematic Withdrawal Program, if the amount does not exceed 12% of the account balance in a rolling 12-month period.
  (Applicable to Class A and Class T only) Held by insurance company separate accounts.
  (Applicable to Class A and Class T only) From an employee benefit plan (except SIMPLE IRAs, SEPs, SARSEPs, and plans covering self-employed individuals and their employees) or 403(b) programs (except Fidelity Advisor® 403(b) programs for which Fidelity or an affiliate serves as custodian).
  (Applicable to Class A and Class T only) On which a finder's fee was eligible to be paid to an investment professional at the time of purchase, but was not paid because payment was declined (to determine your eligibility for this CDSC waiver, please ask your investment professional if he or she received a finder's fee at the time of purchase).
  (Applicable to Class C only) On which investment professionals did not receive a concession at the time of purchase.
  (Applicable to Class B only) From the Fidelity Advisor® 403(b) program.

To qualify for a Class A or Class T front-end sales charge reduction or waiver, you must notify Fidelity in advance of your purchase.

You may be required to notify Fidelity in advance of your redemption to qualify for a Class A, Class T, Class B, or Class C CDSC waiver.

Information on sales charge reductions and waivers is available free of charge on www.advisor.fidelity.com.

Finder's Fees. Finder's fees may be paid to investment professionals who sell Class A and Class T shares in purchase amounts of $1 million or more. For Class A share purchases, investment professionals may be compensated at the time of purchase with a finder's fee at the rate of 1.00% of the purchase amount for purchases of $1 million up to $4 million, 0.50% of the purchase amount for purchases of $4 million up to $25 million, and 0.25% of the purchase amount for purchases of $25 million or more. For Class T share purchases, investment professionals may be compensated at the time of purchase with a finder's fee at the rate of 0.25% of the purchase amount.

Investment professionals may be eligible for a finder's fee on the following purchases of Class A and Class T shares made through broker-dealers and banks: a trade that brings the value of the accumulated account(s) of an investor, including a 403(b) program or an employee benefit plan (except a SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly a Keogh/H.R. 10 plan)), over $1 million; a trade for an investor with an accumulated account value of $1 million or more; and an incremental trade toward an investor's $1 million Letter. Accumulated account value for purposes of finder's fees eligibility is determined the same as it is for Rights of Accumulation. Daily Money Class shares of a fund that offers Daily Money Class shares are not counted for this purpose unless acquired by exchange from any Fidelity® fund that offers Advisor classes of shares. For information, see "Combined Purchase, Rights of Accumulation, and Letter of Intent Programs" above.

Finder's fees are not paid in connection with purchases of Class A or Class T shares by insurance company separate accounts or managed account programs that charge an asset-based fee, or purchases of Class A or Class T shares made with the proceeds from the redemption of shares of any Fidelity® fund or any retirement plan recordkept at Fidelity.

Investment professionals should contact Fidelity in advance to determine if they qualify to receive a finder's fee. Finder's fees will be paid in connection with shares recordkept in a Fidelity Advisor® 401(k) Retirement Plan only at the time of the initial conversion of assets. Investment professionals should contact Fidelity for more information.

Reinstatement Privilege.If you have sold all or part of your Class A, Class T, or Class C shares of a fund, you may reinvest an amount equal to all or a portion of the redemption proceeds in the same class of the fund or another Fidelity® fund that offers Advisor classes of shares, at the NAV next determined after receipt in proper form of your investment order, provided that such reinvestment is made within 90 days of redemption. Under these circumstances, the dollar amount of the CDSC you paid, if any, on shares will be reimbursed to you by reinvesting that amount in Class A, Class T, or Class C shares, as applicable. If you have sold all or part of your Class B shares of a fund, you may reinvest an amount equal to all or a portion of the redemption proceeds in Class A shares (without incurring a front-end sales charge) of the fund or another Fidelity® fund that offers Advisor classes of shares at the NAV next determined after receipt in proper form of your investment order, provided that such reinvestment is made within 90 days of redemption.

You must reinstate your shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to a fund and certain restrictions may apply. For purposes of the CDSC schedule, the holding period will continue as if the Class A, Class T, or Class C shares had not been redeemed. To qualify for the reinstatement privilege, you must notify Fidelity in writing in advance of your reinvestment.

Conversion Feature.After a maximum of seven years from the initial date of purchase, Class B shares and any capital appreciation associated with those shares convert automatically to Class A shares of the same fund. Conversion to Class A shares will be made at NAV. At the time of conversion, a portion of the Class B shares bought through the reinvestment of dividends or capital gains (Dividend Shares) will also convert to Class A shares. The portion of Dividend Shares that will convert is determined by the ratio of your converting Class B non-Dividend Shares to your total Class B non-Dividend Shares.

Effective on or about July 1, 2016, all existing Class B shares convert to Class A shares regardless of the initial purchase date, pursuant to the policies described above.

Class A of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class A of each fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class A shares. Class A of each fund may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Currently, the Trustees have not approved such payments. The Trustees may approve 12b-1 (distribution) fee payments at an annual rate of up to 0.50% of Class A's average net assets when the Trustees believe that it is in the best interests of Class A shareholders to do so.

In addition, pursuant to each Class A plan, Class A of each fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class A's average net assets throughout the month for providing shareholder support services.

Except as provided below, FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries, including its affiliates, for providing shareholder support services. For purchases of Class A shares on which a finder's fee was paid to intermediaries, after the first year of investment, FDC may reallow up to the full amount of the 12b-1 (service) fee paid by such shares to intermediaries, including its affiliates, for providing shareholder support services.

Class T of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class T of each fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class T shares. Class T of each fund may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T of each fund currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.25% of its average net assets throughout the month. Class T's 12b-1 (distribution) fee rate for each fund may be increased only when the Trustees believe that it is in the best interests of Class T shareholders to do so.

FDC may reallow up to the full amount of this 12b-1 (distribution) fee to intermediaries, including its affiliates, for providing services intended to result in the sale of Class T shares.

In addition, pursuant to each Class T plan, Class T of each fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class T's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries, including its affiliates, for providing shareholder support services.

Class B of each fund (other than Fidelity Advisor Freedom 2055 Fund and Fidelity Advisor Freedom 2060 Fund) has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class B of each fund (other than Fidelity Advisor Freedom 2055 Fund and Fidelity Advisor Freedom 2060 Fund) is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class B shares. Class B of each fund (other than Fidelity Advisor Freedom 2055 Fund and Fidelity Advisor Freedom 2060 Fund) currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.75% of its average net assets throughout the month.

In addition, pursuant to each Class B plan, Class B of each fund (other than Fidelity Advisor Freedom 2055 Fund and Fidelity Advisor Freedom 2060 Fund) pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class B's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries, including its affiliates, for providing shareholder support services.

Class C of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class C of each fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class C shares. Class C of each fund currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.75% of its average net assets throughout the month.

In addition, pursuant to each Class C plan, Class C of each fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class C's average net assets throughout the month for providing shareholder support services.

Normally, after the first year of investment, FDC may reallow up to the full amount of the 12b-1 (distribution) fees to intermediaries, including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of the 12b-1 (service) fee to intermediaries, including its affiliates, for providing shareholder support services.

For purchases of Class C shares made for an intermediary-sponsored managed account program, employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) or through reinvestment of dividends or capital gain distributions, during the first year of investment and thereafter, FDC may reallow up to the full amount of this 12b-1 (distribution) fee paid by such shares to intermediaries, including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of this 12b-1 (service) fee paid by such shares to intermediaries, including its affiliates, for providing shareholder support services.

Any fees paid out of a class's assets on an ongoing basis pursuant to a Distribution and Service Plan will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition, each plan specifically recognizes that the Adviser or FMR may make payments from its past profits or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of the applicable class's shares and/or shareholder support services, including payments of significant amounts made to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for Class A, Class T, Class B, and Class C. Please speak with your investment professional to learn more about any payments his or her firm may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

Appendix

Financial Highlights

Financial Highlights are intended to help you understand the financial history of fund shares for the past 5 years (or, if shorter, the period of operations). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in shares (assuming reinvestment of all dividends and distributions). The annual information has been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report, along with fund financial statements, is included in the annual report. Annual reports are available for free upon request.

Financial Highlights — Fidelity Advisor Freedom Income Fund Class A

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.07	$11.20	$11.21	$10.98	$10.85
Income from Investment Operations
Net investment income (loss)A	.18	.16	.12	.12	.15
Net realized and unrealized gain (loss)	(.25)	.24	.28	.37	.21
Total from investment operations	(.07)	.40	.40	.49	.36
Distributions from net investment income	(.18)	(.17)	(.12)	(.12)	(.15)
Distributions from net realized gain	(.19)	(.36)	(.29)	(.14)	(.08)
Total distributions	(.36)B	(.53)	(.41)	(.26)	(.23)
Net asset value, end of period	$10.64	$11.07	$11.20	$11.21	$10.98
Total ReturnC,D	(.59)%	3.65%	3.65%	4.53%	3.34%
Ratios to Average Net AssetsE,F
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.63%	1.48%	1.10%	1.08%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$99,211	$124,755	$147,818	$176,876	$166,658
Portfolio turnover rateE	30%	38%	36%	17%	24%

A  Calculated based on average shares outstanding during the period.

B  Total distributions of $.36 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.187 per share.

C  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D  Total returns do not include the effect of the sales charges.

E  Amounts do not include the activity of the Underlying Funds.

F  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights — Fidelity Advisor Freedom Income Fund Class T

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.06	$11.19	$11.20	$10.96	$10.84
Income from Investment Operations
Net investment income (loss)A	.15	.14	.09	.09	.12
Net realized and unrealized gain (loss)	(.25)	.23	.28	.38	.20
Total from investment operations	(.10)	.37	.37	.47	.32
Distributions from net investment income	(.15)	(.14)	(.09)	(.09)	(.12)
Distributions from net realized gain	(.19)	(.36)	(.29)	(.14)	(.08)
Total distributions	(.34)	(.50)	(.38)	(.23)	(.20)
Net asset value, end of period	$10.62	$11.06	$11.19	$11.20	$10.96
Total ReturnB,C	(.93)%	3.39%	3.40%	4.35%	3.01%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.38%	1.23%	.85%	.83%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$42,887	$47,804	$53,019	$53,734	$56,246
Portfolio turnover rateD	30%	38%	36%	17%	24%

A  Calculated based on average shares outstanding during the period.

B  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C  Total returns do not include the effect of the sales charges.

D  Amounts do not include the activity of the Underlying Funds.

E  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights — Fidelity Advisor Freedom Income Fund Class B

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.06	$11.18	$11.19	$10.96	$10.84
Income from Investment Operations
Net investment income (loss)A	.10	.08	.04	.04	.07
Net realized and unrealized gain (loss)	(.26)	.25	.28	.37	.19
Total from investment operations	(.16)	.33	.32	.41	.26
Distributions from net investment income	(.09)	(.08)	(.04)	(.04)	(.07)
Distributions from net realized gain	(.19)	(.36)	(.29)	(.14)	(.08)
Total distributions	(.28)	(.45)B	(.33)	(.18)	(.14)C
Net asset value, end of period	$10.62	$11.06	$11.18	$11.19	$10.96
Total ReturnD,E	(1.46)%	2.98%	2.86%	3.80%	2.47%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.88%	.73%	.35%	.33%	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$643	$1,147	$1,681	$2,294	$2,889
Portfolio turnover rateF	30%	38%	36%	17%	24%

A  Calculated based on average shares outstanding during the period.

B  Total distributions of $.45 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.361 per share.

C  Total distributions of $.14 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.079 per share.

D  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E  Total returns do not include the effect of the contingent deferred sales charge.

F  Amounts do not include the activity of the Underlying Funds.

G  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights — Fidelity Advisor Freedom Income Fund Class C

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.04	$11.17	$11.18	$10.96	$10.84
Income from Investment Operations
Net investment income (loss)A	.09	.08	.04	.04	.07
Net realized and unrealized gain (loss)	(.24)	.24	.28	.36	.20
Total from investment operations	(.15)	.32	.32	.40	.27
Distributions from net investment income	(.10)	(.09)	(.04)	(.04)	(.07)
Distributions from net realized gain	(.19)	(.36)	(.29)	(.14)	(.08)
Total distributions	(.28)B	(.45)	(.33)	(.18)	(.15)
Net asset value, end of period	$10.61	$11.04	$11.17	$11.18	$10.96
Total ReturnC,D	(1.35)%	2.90%	2.89%	3.70%	2.50%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.88%	.73%	.35%	.33%	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$14,712	$15,780	$15,735	$16,606	$17,170
Portfolio turnover rateE	30%	38%	36%	17%	24%

A  Calculated based on average shares outstanding during the period.

B  Total distributions of $.28 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.187 per share.

C  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D  Total returns do not include the effect of the contingent deferred sales charge.

E  Amounts do not include the activity of the Underlying Funds.

F  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights — Fidelity Advisor Freedom 2005 Fund Class A

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.10	$12.17	$11.90	$11.45	$11.45
Income from Investment Operations
Net investment income (loss)A	.19	.19	.13	.13	.15
Net realized and unrealized gain (loss)	(.34)	.36	.57	.53	.13
Total from investment operations	(.15)	.55	.70	.66	.28
Distributions from net investment income	(.20)	(.19)	(.12)	(.13)	(.15)
Distributions from net realized gain	(.32)	(.42)	(.31)	(.07)	(.13)
Total distributions	(.51)B	(.62)C	(.43)	(.21)D	(.28)
Net asset value, end of period	$11.44	$12.10	$12.17	$11.90	$11.45
Total ReturnE,F	(1.23)%	4.60%	5.98%	5.79%	2.53%
Ratios to Average Net AssetsG,H
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.62%	1.54%	1.10%	1.16%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$134,262	$162,069	$187,224	$204,418	$193,977
Portfolio turnover rateG	30%	29%	49%	23%	28%

A  Calculated based on average shares outstanding during the period.

B  Total distributions of $.51 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.317 per share.

C  Total distributions of $.62 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $.423 per share.

D  Total distributions of $.21 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.071 per share.

E  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F  Total returns do not include the effect of the sales charges.

G  Amounts do not include the activity of the Underlying Funds.

H  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights — Fidelity Advisor Freedom 2005 Fund Class T

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.09	$12.16	$11.90	$11.45	$11.45
Income from Investment Operations
Net investment income (loss)A	.16	.16	.10	.11	.13
Net realized and unrealized gain (loss)	(.33)	.35	.57	.52	.12
Total from investment operations	(.17)	.51	.67	.63	.25
Distributions from net investment income	(.17)	(.16)	(.10)	(.11)	(.12)
Distributions from net realized gain	(.32)	(.42)	(.31)	(.07)	(.13)
Total distributions	(.49)	(.58)	(.41)	(.18)	(.25)
Net asset value, end of period	$11.43	$12.09	$12.16	$11.90	$11.45
Total ReturnB,C	(1.45)%	4.33%	5.68%	5.56%	2.25%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.37%	1.29%	.85%	.91%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$29,347	$29,246	$29,912	$26,201	$22,316
Portfolio turnover rate D	30%	29%	49%	23%	28%

A  Calculated based on average shares outstanding during the period.

B  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C  Total returns do not include the effect of the sales charges.

D  Amounts do not include the activity of the Underlying Funds.

E  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights — Fidelity Advisor Freedom 2005 Fund Class B

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.14	$12.20	$11.93	$11.47	$11.45
Income from Investment Operations
Net investment income (loss)A	.10	.10	.04	.05	.07
Net realized and unrealized gain (loss)	(.34)	.35	.58	.52	.12
Total from investment operations	(.24)	.45	.62	.57	.19
Distributions from net investment income	(.08)	(.08)	(.04)	(.04)	(.05)
Distributions from net realized gain	(.32)	(.42)	(.31)	(.07)	(.12)
Total distributions	(.39)B	(.51)C	(.35)	(.11)	(.17)
Net asset value, end of period	$11.51	$12.14	$12.20	$11.93	$11.47
Total ReturnD,E	(1.97)%	3.75%	5.22%	5.00%	1.73%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.87%	.79%	.35%	.41%	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$335	$623	$1,059	$1,162	$1,571
Portfolio turnover rate F	30%	29%	49%	23%	28%

A  Calculated based on average shares outstanding during the period.

B  Total distributions of $.39 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.317 per share.

C  Total distributions of $.51 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.423 per share.

D  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E  Total returns do not include the effect of the contingent deferred sales charge.

F  Amounts do not include the activity of the Underlying Funds.

G  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights — Fidelity Advisor Freedom 2005 Fund Class C

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.06	$12.14	$11.87	$11.42	$11.42
Income from Investment Operations
Net investment income (loss)A	.10	.10	.04	.05	.07
Net realized and unrealized gain (loss)	(.33)	.34	.58	.52	.11
Total from investment operations	(.23)	.44	.62	.57	.18
Distributions from net investment income	(.10)	(.10)	(.04)	(.05)	(.07)
Distributions from net realized gain	(.32)	(.42)	(.31)	(.07)	(.12)
Total distributions	(.42)	(.52)	(.35)	(.12)	(.18)B
Net asset value, end of period	$11.41	$12.06	$12.14	$11.87	$11.42
Total ReturnC,D	(1.98)%	3.73%	5.28%	5.01%	1.66%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.87%	.79%	.35%	.41%	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$6,200	$7,410	$8,910	$8,118	$8,053
Portfolio turnover rateE	30%	29%	49%	23%	28%

A  Calculated based on average shares outstanding during the period.

B  Total distributions of $.18 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.115 per share.

C  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D  Total returns do not include the effect of the contingent deferred sales charge.

E  Amounts do not include the activity of the Underlying Funds.

F  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights — Fidelity Advisor Freedom 2010 Fund Class A

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.72	$12.91	$12.50	$11.89	$11.92
Income from Investment Operations
Net investment income (loss)A	.20	.20	.15	.16	.17
Net realized and unrealized gain (loss)	(.41)	.44	.82	.70	.12
Total from investment operations	(.21)	.64	.97	.86	.29
Distributions from net investment income	(.21)	(.22)	(.14)	(.16)	(.17)
Distributions from net realized gain	(.44)	(.61)	(.42)	(.09)	(.16)
Total distributions	(.64)B	(.83)	(.56)	(.25)	(.32)C
Net asset value, end of period	$11.87	$12.72	$12.91	$12.50	$11.89
Total ReturnD,E	(1.67)%	5.08%	7.86%	7.33%	2.63%
Ratios to Average Net AssetsF,G
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.63%	1.55%	1.15%	1.33%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$328,232	$431,498	$502,834	$540,980	$552,770
Portfolio turnover rateF	21%	22%	39%	26%	25%

A  Calculated based on average shares outstanding during the period.

B  Total distributions of $.64 per share is comprised of distributions from net investment income of $.206 and distributions from net realized gain of $.437 per share.

C  Total distributions of $.32 per share is comprised of distributions from net investment income of $.169and distributions from net realized gain of $.155 per share.

D  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E  Total returns do not include the effect of the sales charges.

F  Amounts do not include the activity of the Underlying Funds.

G  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights — Fidelity Advisor Freedom 2010 Fund Class T

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.68	$12.87	$12.46	$11.86	$11.88
Income from Investment Operations
Net investment income (loss)A	.17	.17	.11	.13	.14
Net realized and unrealized gain (loss)	(.41)	.43	.83	.69	.13
Total from investment operations	(.24)	.60	.94	.82	.27
Distributions from net investment income	(.18)	(.18)	(.11)	(.13)	(.14)
Distributions from net realized gain	(.44)	(.61)	(.42)	(.09)	(.16)
Total distributions	(.61)B	(.79)	(.53)	(.22)	(.29)C
Net asset value, end of period	$11.83	$12.68	$12.87	$12.46	$11.86
Total ReturnD,E	(1.92)%	4.81%	7.62%	6.98%	2.43%
Ratios to Average Net AssetsF,G
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.38%	1.30%	.90%	1.08%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$92,543	$106,189	$124,997	$127,353	$132,044
Portfolio turnover rate F	21%	22%	39%	26%	25%

A  Calculated based on average shares outstanding during the period.

B  Total distributions of $.61 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.437 per share.

C  Total distributions of $.29 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.155 per share.

D  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E  Total returns do not include the effect of the sales charges.

F  Amounts do not include the activity of the Underlying Funds.

G  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights — Fidelity Advisor Freedom 2010 Fund Class B

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.74	$12.91	$12.49	$11.87	$11.87
Income from Investment Operations
Net investment income (loss)A	.11	.10	.05	.07	.08
Net realized and unrealized gain (loss)	(.40)	.44	.82	.70	.13
Total from investment operations	(.29)	.54	.87	.77	.21
Distributions from net investment income	(.09)	(.10)	(.03)	(.06)	(.07)
Distributions from net realized gain	(.43)	(.61)	(.41)	(.09)	(.15)
Total distributions	(.52)	(.71)	(.45)B	(.15)	(.21)C
Net asset value, end of period	$11.93	$12.74	$12.91	$12.49	$11.87
Total ReturnD,E	(2.31)%	4.30%	7.01%	6.51%	1.90%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.88%	.81%	.41%	.58%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$1,137	$2,318	$3,921	$6,474	$9,154
Portfolio turnover rateF	21%	22%	39%	26%	25%

A  Calculated based on average shares outstanding during the period.

B  Total distributions of $.45 per share is comprised of distributions from net investment income of $.032 and distributions from net realized gain of $.413 per share.

C  Total distributions of $.21 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.148 per share.

D  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E  Total returns do not include the effect of the contingent deferred sales charge.

F  Amounts do not include the activity of the Underlying Funds.

G  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights — Fidelity Advisor Freedom 2010 Fund Class C

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.60	$12.79	$12.39	$11.79	$11.81
Income from Investment Operations
Net investment income (loss)A	.11	.10	.05	.07	.08
Net realized and unrealized gain (loss)	(.40)	.44	.81	.69	.13
Total from investment operations	(.29)	.54	.86	.76	.21
Distributions from net investment income	(.11)	(.12)	(.05)	(.07)	(.08)
Distributions from net realized gain	(.44)	(.61)	(.41)	(.09)	(.15)
Total distributions	(.55)	(.73)	(.46)	(.16)	(.23)
Net asset value, end of period	$11.76	$12.60	$12.79	$12.39	$11.79
Total ReturnB,C	(2.39)%	4.33%	7.04%	6.49%	1.90%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.88%	.80%	.40%	.58%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$30,150	$34,839	$36,622	$38,562	$38,423
Portfolio turnover rateD	21%	22%	39%	26%	25%

A  Calculated based on average shares outstanding during the period.

B  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C  Total returns do not include the effect of the contingent deferred sales charge.

D  Amounts do not include the activity of the Underlying Funds.

E  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights — Fidelity Advisor Freedom 2015 Fund Class A

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.70	$12.87	$12.47	$11.85	$11.87
Income from Investment Operations
Net investment income (loss)A	.20	.20	.15	.16	.17
Net realized and unrealized gain (loss)	(.45)	.49	.89	.71	.13
Total from investment operations	(.25)	.69	1.04	.87	.30
Distributions from net investment income	(.21)	(.21)	(.15)	(.16)	(.17)
Distributions from net realized gain	(.43)	(.64)	(.50)	(.09)	(.15)
Total distributions	(.64)	(.86)B	(.64)C	(.25)	(.32)
Net asset value, end of period	$11.81	$12.70	$12.87	$12.47	$11.85
Total ReturnD,E	(2.07)%	5.51%	8.54%	7.45%	2.71%
Ratios to Average Net AssetsF,G
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.64%	1.58%	1.19%	1.36%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$739,929	$967,164	$1,086,606	$1,181,020	$1,101,302
Portfolio turnover rateF	20%	21%	37%	20%	19%

A  Calculated based on average shares outstanding during the period.

B  Total distributions of $.86 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.642 per share.

C  Total distributions of $.64 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.498 per share.

D  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E  Total returns do not include the effect of the sales charges.

F  Amounts do not include the activity of the Underlying Funds.

G  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights — Fidelity Advisor Freedom 2015 Fund Class T

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.68	$12.85	$12.46	$11.83	$11.85
Income from Investment Operations
Net investment income (loss)A	.17	.17	.12	.13	.14
Net realized and unrealized gain (loss)	(.45)	.48	.88	.72	.13
Total from investment operations	(.28)	.65	1.00	.85	.27
Distributions from net investment income	(.18)	(.18)	(.11)	(.13)	(.14)
Distributions from net realized gain	(.43)	(.64)	(.50)	(.09)	(.15)
Total distributions	(.61)	(.82)	(.61)	(.22)	(.29)
Net asset value, end of period	$11.79	$12.68	$12.85	$12.46	$11.83
Total ReturnB,C	(2.32)%	5.26%	8.20%	7.28%	2.44%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.39%	1.33%	.94%	1.11%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$190,018	$208,468	$226,663	$227,022	$213,366
Portfolio turnover rateD	20%	21%	37%	20%	19%

A  Calculated based on average shares outstanding during the period.

B  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C  Total returns do not include the effect of the sales charges.

D  Amounts do not include the activity of the Underlying Funds.

E  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights — Fidelity Advisor Freedom 2015 Fund Class B

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.69	$12.84	$12.44	$11.81	$11.82
Income from Investment Operations
Net investment income (loss)A	.11	.11	.06	.07	.09
Net realized and unrealized gain (loss)	(.45)	.48	.88	.71	.13
Total from investment operations	(.34)	.59	.94	.78	.22
Distributions from net investment income	(.08)	(.10)	(.05)	(.06)	(.07)
Distributions from net realized gain	(.43)	(.64)	(.49)	(.09)	(.15)
Total distributions	(.51)	(.74)	(.54)	(.15)	(.23)B
Net asset value, end of period	$11.84	$12.69	$12.84	$12.44	$11.81
Total ReturnC,D	(2.78)%	4.73%	7.68%	6.65%	1.95%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.89%	.83%	.44%	.61%	.75%
Supplemental Data
Net assets, end of period (000 omitted)	$3,121	$7,600	$12,232	$17,411	$23,552
Portfolio turnover rateE	20%	21%	37%	20%	19%

A  Calculated based on average shares outstanding during the period.

B  Total distributions of $.23 per share is comprised of distributions from net investment income of $.073 and distributions from net realized gain of $.154 per share.

C  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D  Total returns do not include the effect of the contingent deferred sales charge.

E  Amounts do not include the activity of the Underlying Funds.

F  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights — Fidelity Advisor Freedom 2015 Fund Class C

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.60	$12.77	$12.39	$11.77	$11.79
Income from Investment Operations
Net investment income (loss)A	.11	.11	.05	.07	.09
Net realized and unrealized gain (loss)	(.45)	.48	.88	.71	.13
Total from investment operations	(.34)	.59	.93	.78	.22
Distributions from net investment income	(.11)	(.12)	(.06)	(.07)	(.09)
Distributions from net realized gain	(.43)	(.64)	(.49)	(.09)	(.15)
Total distributions	(.54)	(.76)	(.55)	(.16)	(.24)
Net asset value, end of period	$11.72	$12.60	$12.77	$12.39	$11.77
Total ReturnB,C	(2.76)%	4.75%	7.65%	6.70%	1.98%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.89%	.83%	.44%	.61%	.75%
Supplemental Data
Net assets, end of period (000 omitted)	$63,443	$72,725	$75,682	$72,115	$70,220
Portfolio turnover rateD	20%	21%	37%	20%	19%

A  Calculated based on average shares outstanding during the period.

B  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C  Total returns do not include the effect of the contingent deferred sales charge.

D  Amounts do not include the activity of the Underlying Funds.

E  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights — Fidelity Advisor Freedom 2020 Fund Class A

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.44	$13.54	$13.05	$12.35	$12.45
Income from Investment Operations
Net investment income (loss)A	.21	.22	.16	.18	.19
Net realized and unrealized gain (loss)	(.51)	.55	1.04	.78	.06
Total from investment operations	(.30)	.77	1.20	.96	.25
Distributions from net investment income	(.21)	(.23)	(.16)	(.18)	(.18)
Distributions from net realized gain	(.41)	(.64)	(.55)	(.08)	(.18)
Total distributions	(.63)B	(.87)	(.71)	(.26)	(.35)C
Net asset value, end of period	$12.51	$13.44	$13.54	$13.05	$12.35
Total ReturnD,E	(2.35)%	5.82%	9.38%	7.91%	2.23%
Ratios to Average Net AssetsF,G
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.62%	1.59%	1.22%	1.44%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$1,442,826	$1,775,399	$1,910,164	$1,944,691	$1,740,500
Portfolio turnover rateF	20%	21%	40%	21%	18%

A  Calculated based on average shares outstanding during the period.

B  Total distributions of $.63 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.411 per share.

C  Total distributions of $.35 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.175 per share.

D  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E  Total returns do not include the effect of the sales charges.

F  Amounts do not include the activity of the Underlying Funds.

G  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights — Fidelity Advisor Freedom 2020 Fund Class T

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.44	$13.54	$13.05	$12.34	$12.45
Income from Investment Operations
Net investment income (loss)A	.18	.18	.13	.15	.16
Net realized and unrealized gain (loss)	(.52)	.55	1.03	.79	.05
Total from investment operations	(.34)	.73	1.16	.94	.21
Distributions from net investment income	(.18)	(.19)	(.13)	(.15)	(.15)
Distributions from net realized gain	(.41)	(.64)	(.55)	(.08)	(.18)
Total distributions	(.59)	(.83)	(.67)B	(.23)	(.32)C
Net asset value, end of period	$12.51	$13.44	$13.54	$13.05	$12.34
Total ReturnD,E	(2.59)%	5.56%	9.11%	7.72%	1.86%
Ratios to Average Net AssetsF,G
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.37%	1.34%	.97%	1.19%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$394,406	$440,674	$465,828	$430,153	$386,416
Portfolio turnover rateF	20%	21%	40%	21%	18%

A  Calculated based on average shares outstanding during the period.

B  Total distributions of $.67 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.549 per share.

C  Total distributions of $.32 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.175 per share.

D  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E  Total returns do not include the effect of the sales charges.

F  Amounts do not include the activity of the Underlying Funds.

G  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights — Fidelity Advisor Freedom 2020 Fund Class B

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.45	$13.53	$13.04	$12.32	$12.41
Income from Investment Operations
Net investment income (loss)A	.11	.11	.06	.09	.10
Net realized and unrealized gain (loss)	(.50)	.56	1.03	.79	.06
Total from investment operations	(.39)	.67	1.09	.88	.16
Distributions from net investment income	(.09)	(.11)	(.05)	(.08)	(.08)
Distributions from net realized gain	(.41)	(.64)	(.54)	(.08)	(.17)
Total distributions	(.50)	(.75)	(.60)B	(.16)	(.25)
Net asset value, end of period	$12.56	$13.45	$13.53	$13.04	$12.32
Total ReturnC,D	(3.01)%	5.04%	8.49%	7.19%	1.39%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.87%	.84%	.48%	.69%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$8,008	$16,005	$24,060	$33,074	$43,138
Portfolio turnover rate E	20%	21%	40%	21%	18%

A  Calculated based on average shares outstanding during the period.

B  Total distributions of $.60 per share is comprised of distributions from net investment income of $.052 and distributions from net realized gain of $.544 per share.

C  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D  Total returns do not include the effect of the contingent deferred sales charge.

E  Amounts do not include the activity of the Underlying Funds.

F  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights — Fidelity Advisor Freedom 2020 Fund Class C

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.35	$13.45	$12.97	$12.27	$12.37
Income from Investment Operations
Net investment income (loss)A	.11	.11	.06	.09	.10
Net realized and unrealized gain (loss)	(.51)	.55	1.03	.78	.06
Total from investment operations	(.40)	.66	1.09	.87	.16
Distributions from net investment income	(.12)	(.12)	(.07)	(.08)	(.09)
Distributions from net realized gain	(.41)	(.64)	(.54)	(.08)	(.17)
Total distributions	(.53)	(.76)	(.61)	(.17)B	(.26)
Net asset value, end of period	$12.42	$13.35	$13.45	$12.97	$12.27
Total ReturnC,D	(3.11)%	5.07%	8.57%	7.13%	1.43%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.87%	.84%	.47%	.69%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$105,128	$112,535	$113,194	$102,576	$97,550
Portfolio turnover rateE	20%	21%	40%	21%	18%

A  Calculated based on average shares outstanding during the period.

B  Total distributions of $.17 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.083 per share.

C  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D  Total returns do not include the effect of the contingent deferred sales charge.

E  Amounts do not include the activity of the Underlying Funds.

F  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights — Fidelity Advisor Freedom 2025 Fund Class A

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.25	$13.33	$12.72	$11.91	$12.09
Income from Investment Operations
Net investment income (loss)A	.19	.21	.16	.18	.18
Net realized and unrealized gain (loss)	(.54)	.60	1.26	.88	(.01)
Total from investment operations	(.35)	.81	1.42	1.06	.17
Distributions from net investment income	(.20)	(.22)	(.16)	(.18)	(.17)
Distributions from net realized gain	(.42)	(.67)	(.66)	(.07)	(.18)
Total distributions	(.61)B	(.89)	(.81)C	(.25)	(.35)
Net asset value, end of period	$12.29	$13.25	$13.33	$12.72	$11.91
Total ReturnD,E	(2.72)%	6.26%	11.54%	9.00%	1.61%
Ratios to Average Net AssetsF,G
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.53%	1.55%	1.25%	1.54%	1.56%
Supplemental Data
Net assets, end of period (000 omitted)	$1,543,665	$1,853,121	$1,907,797	$1,806,028	$1,539,333
Portfolio turnover rateF	24%	23%	41%	22%	14%

A  Calculated based on average shares outstanding during the period.

B  Total distributions of $.61 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.419 per share.

C  Total distributions of $.81 per share is comprised of distributions from net investment income of $.157 and distributions from net realized gain of $.657 per share.

D  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E  Total returns do not include the effect of the sales charges.

F  Amounts do not include the activity of the Underlying Funds.

G  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights — Fidelity Advisor Freedom 2025 Fund Class T

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.27	$13.35	$12.74	$11.93	$12.11
Income from Investment Operations
Net investment income (loss)A	.16	.17	.13	.15	.15
Net realized and unrealized gain (loss)	(.54)	.61	1.26	.88	(.01)
Total from investment operations	(.38)	.78	1.39	1.03	.14
Distributions from net investment income	(.16)	(.19)	(.13)	(.15)	(.14)
Distributions from net realized gain	(.42)	(.67)	(.66)	(.07)	(.18)
Total distributions	(.58)	(.86)	(.78)B	(.22)	(.32)
Net asset value, end of period	$12.31	$13.27	$13.35	$12.74	$11.93
Total ReturnC,D	(2.95)%	6.00%	11.27%	8.74%	1.33%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.28%	1.30%	1.00%	1.29%	1.31%
Supplemental Data
Net assets, end of period (000 omitted)	$399,088	$405,224	$387,919	$324,352	$257,594
Portfolio turnover rateE	24%	23%	41%	22%	14%

A  Calculated based on average shares outstanding during the period.

B  Total distributions of $.78 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.657 per share.

C  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D  Total returns do not include the effect of the sales charges.

E  Amounts do not include the activity of the Underlying Funds.

F  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights — Fidelity Advisor Freedom 2025 Fund Class B

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.20	$13.27	$12.66	$11.84	$12.01
Income from Investment Operations
Net investment income (loss)A	.10	.11	.06	.09	.09
Net realized and unrealized gain (loss)	(.53)	.59	1.26	.88	(.01)
Total from investment operations	(.43)	.70	1.32	.97	.08
Distributions from net investment income	(.08)	(.10)	(.06)	(.08)	(.08)
Distributions from net realized gain	(.41)	(.67)	(.65)	(.07)	(.17)
Total distributions	(.49)	(.77)	(.71)	(.15)	(.25)
Net asset value, end of period	$12.28	$13.20	$13.27	$12.66	$11.84
Total ReturnB,C	(3.38)%	5.42%	10.71%	8.26%	.82%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.78%	.81%	.50%	.79%	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$6,071	$11,217	$17,698	$23,061	$29,202
Portfolio turnover rateD	24%	23%	41%	22%	14%

A  Calculated based on average shares outstanding during the period.

B  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C  Total returns do not include the effect of the contingent deferred sales charge.

D  Amounts do not include the activity of the Underlying Funds.

E  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights — Fidelity Advisor Freedom 2025 Fund Class C

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.09	$13.19	$12.60	$11.80	$11.98
Income from Investment Operations
Net investment income (loss)A	.10	.11	.06	.09	.09
Net realized and unrealized gain (loss)	(.53)	.59	1.25	.87	(.01)
Total from investment operations	(.43)	.70	1.31	.96	.08
Distributions from net investment income	(.11)	(.12)	(.07)	(.10)	(.09)
Distributions from net realized gain	(.41)	(.67)	(.65)	(.07)	(.17)
Total distributions	(.52)	(.80)B	(.72)	(.16)C	(.26)
Net asset value, end of period	$12.14	$13.09	$13.19	$12.60	$11.80
Total ReturnD,E	(3.40)%	5.42%	10.71%	8.23%	.86%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.78%	.80%	.50%	.79%	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$91,941	$94,878	$89,402	$74,415	$66,126
Portfolio turnover rate F	24%	23%	41%	22%	14%

A  Calculated based on average shares outstanding during the period.

B  Total distributions of $.80 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.672 per share.

C  Total distributions of $.16 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.066 per share.

D  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E  Total returns do not include the effect of the contingent deferred sales charge.

F  Amounts do not include the activity of the Underlying Funds.

G  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights — Fidelity Advisor Freedom 2030 Fund Class A

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$14.13	$14.15	$13.36	$12.48	$12.72
Income from Investment Operations
Net investment income (loss)A	.19	.20	.17	.20	.19
Net realized and unrealized gain (loss)	(.64)	.70	1.47	.94	(.06)
Total from investment operations	(.45)	.90	1.64	1.14	.13
Distributions from net investment income	(.19)	(.21)	(.18)	(.20)	(.18)
Distributions from net realized gain	(.50)	(.71)	(.67)	(.06)	(.19)
Total distributions	(.69)	(.92)	(.85)	(.26)	(.37)
Net asset value, end of period	$12.99	$14.13	$14.15	$13.36	$12.48
Total ReturnB,C	(3.36)%	6.54%	12.60%	9.25%	1.25%
Ratios to Average Net AssetsD,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.39%	1.42%	1.24%	1.58%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$1,409,909	$1,704,036	$1,777,132	$1,747,549	$1,506,827
Portfolio turnover rateD	22%	24%	53%	23%	16%

A  Calculated based on average shares outstanding during the period.

B  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C  Total returns do not include the effect of the sales charges.

D  Amounts do not include the activity of the Underlying Funds.

E  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights — Fidelity Advisor Freedom 2030 Fund Class T

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$14.09	$14.10	$13.32	$12.44	$12.68
Income from Investment Operations
Net investment income (loss)A	.15	.17	.14	.17	.16
Net realized and unrealized gain (loss)	(.64)	.71	1.46	.94	(.06)
Total from investment operations	(.49)	.88	1.60	1.11	.10
Distributions from net investment income	(.16)	(.18)	(.15)	(.17)	(.15)
Distributions from net realized gain	(.50)	(.71)	(.67)	(.06)	(.19)
Total distributions	(.66)	(.89)	(.82)	(.23)	(.34)
Net asset value, end of period	$12.94	$14.09	$14.10	$13.32	$12.44
Total ReturnB,C	(3.67)%	6.37%	12.29%	9.02%	.98%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.14%	1.17%	.99%	1.33%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$423,312	$453,137	$453,944	$387,102	$335,407
Portfolio turnover rateD	22%	24%	53%	23%	16%

A  Calculated based on average shares outstanding during the period.

B  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C  Total returns do not include the effect of the sales charges.

D  Amounts do not include the activity of the Underlying Funds.

E  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights — Fidelity Advisor Freedom 2030 Fund Class B

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$14.08	$14.07	$13.29	$12.41	$12.63
Income from Investment Operations
Net investment income (loss)A	.09	.10	.07	.10	.10
Net realized and unrealized gain (loss)	(.65)	.70	1.45	.94	(.06)
Total from investment operations	(.56)	.80	1.52	1.04	.04
Distributions from net investment income	(.08)	(.10)	(.07)	(.10)	(.08)
Distributions from net realized gain	(.48)	(.69)	(.66)	(.06)	(.18)
Total distributions	(.56)	(.79)	(.74)B	(.16)	(.26)
Net asset value, end of period	$12.96	$14.08	$14.07	$13.29	$12.41
Total ReturnC,D	(4.12)%	5.82%	11.69%	8.44%	.52%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.64%	.67%	.49%	.83%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$6,801	$13,944	$21,330	$27,191	$34,324
Portfolio turnover rateE	22%	24%	53%	23%	16%

A  Calculated based on average shares outstanding during the period.

B  Total distributions of $.74 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $.663 per share.

C  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D  Total returns do not include the effect of the contingent deferred sales charge.

E  Amounts do not include the activity of the Underlying Funds.

F  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights — Fidelity Advisor Freedom 2030 Fund Class C

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.97	$14.00	$13.23	$12.37	$12.60
Income from Investment Operations
Net investment income (loss)A	.08	.09	.07	.10	.10
Net realized and unrealized gain (loss)	(.63)	.70	1.45	.93	(.05)
Total from investment operations	(.55)	.79	1.52	1.03	.05
Distributions from net investment income	(.11)	(.12)	(.09)	(.11)	(.09)
Distributions from net realized gain	(.48)	(.70)	(.66)	(.06)	(.18)
Total distributions	(.59)	(.82)	(.75)	(.17)	(.28)B
Net asset value, end of period	$12.83	$13.97	$14.00	$13.23	$12.37
Total ReturnC,D	(4.10)%	5.76%	11.77%	8.39%	.55%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.64%	.67%	.49%	.83%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$87,691	$91,154	$87,867	$75,384	$66,418
Portfolio turnover rateE	22%	24%	53%	23%	16%

A  Calculated based on average shares outstanding during the period.

B  Total distributions of $.28 per share is comprised of distributions from net investment income of $.094 and distributions from net realized gain of $.182 per share.

C  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D  Total returns do not include the effect of the contingent deferred sales charge.

E  Amounts do not include the activity of the Underlying Funds.

F  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights — Fidelity Advisor Freedom 2035 Fund Class A

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.51	$13.54	$12.74	$11.80	$12.11
Income from Investment Operations
Net investment income (loss)A	.16	.19	.15	.18	.16
Net realized and unrealized gain (loss)	(.66)	.71	1.59	.97	(.13)
Total from investment operations	(.50)	.90	1.74	1.15	.03
Distributions from net investment income	(.17)	(.19)	(.15)	(.18)	(.15)
Distributions from net realized gain	(.47)	(.73)	(.79)	(.04)	(.19)
Total distributions	(.64)	(.93)B	(.94)	(.21)C	(.34)
Net asset value, end of period	$12.37	$13.51	$13.54	$12.74	$11.80
Total ReturnD,E	(3.92)%	6.81%	14.15%	9.89%	.47%
Ratios to Average Net AssetsF,G
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.28%	1.36%	1.13%	1.54%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$1,094,459	$1,313,452	$1,348,500	$1,258,797	$1,057,102
Portfolio turnover rateF	22%	25%	48%	25%	13%

A  Calculated based on average shares outstanding during the period.

B  Total distributions of $.93 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.733 per share.

C  Total distributions of $.21 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.036 per share.

D  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E  Total returns do not include the effect of the sales charges.

F  Amounts do not include the activity of the Underlying Funds.

G  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights — Fidelity Advisor Freedom 2035 Fund Class T

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.42	$13.46	$12.68	$11.74	$12.05
Income from Investment Operations
Net investment income (loss)A	.13	.15	.11	.15	.13
Net realized and unrealized gain (loss)	(.65)	.71	1.58	.97	(.13)
Total from investment operations	(.52)	.86	1.69	1.12	–
Distributions from net investment income	(.14)	(.16)	(.12)	(.15)	(.12)
Distributions from net realized gain	(.46)	(.73)	(.79)	(.04)	(.19)
Total distributions	(.61)B	(.90)C	(.91)	(.18)D	(.31)
Net asset value, end of period	$12.29	$13.42	$13.46	$12.68	$11.74
Total ReturnE,F	(4.08)%	6.52%	13.81%	9.69%	.19%
Ratios to Average Net AssetsG,H
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.03%	1.11%	.88%	1.29%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$299,952	$303,711	$276,113	$216,701	$166,843
Portfolio turnover rateG	22%	25%	48%	25%	13%

A  Calculated based on average shares outstanding during the period.

B  Total distributions of $.61 per share is comprised of distributions from net investment income of $.143 and distributions from net realized gain of $.464 per share.

C  Total distributions of $.90 per share is comprised of distributions from net investment income of $.162 and distributions from net realized gain of $.733 per share.

D  Total distributions of $.18 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.036 per share.

E  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F  Total returns do not include the effect of the sales charges.

G  Amounts do not include the activity of the Underlying Funds.

H  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights — Fidelity Advisor Freedom 2035 Fund Class B

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.34	$13.37	$12.59	$11.67	$11.96
Income from Investment Operations
Net investment income (loss)A	.07	.08	.05	.09	.07
Net realized and unrealized gain (loss)	(.66)	.70	1.57	.95	(.12)
Total from investment operations	(.59)	.78	1.62	1.04	(.05)
Distributions from net investment income	(.07)	(.10)	(.06)	(.09)	(.07)
Distributions from net realized gain	(.45)	(.72)	(.78)	(.04)	(.17)
Total distributions	(.52)	(.81)B	(.84)	(.12)C	(.24)
Net asset value, end of period	$12.23	$13.34	$13.37	$12.59	$11.67
Total ReturnD,E	(4.62)%	6.00%	13.32%	9.02%	(.23)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.53%	.62%	.38%	.79%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$4,484	$9,560	$14,454	$17,884	$22,013
Portfolio turnover rateF	22%	25%	48%	25%	13%

A  Calculated based on average shares outstanding during the period.

B  Total distributions of $.81 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.718 per share.

C  Total distributions of $.12 per share is comprised of distributions from net investment income of $.088 and distributions from net realized gain of $.036 per share.

D  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E  Total returns do not include the effect of the contingent deferred sales charge.

F  Amounts do not include the activity of the Underlying Funds.

G  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights — Fidelity Advisor Freedom 2035 Fund Class C

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.27	$13.32	$12.56	$11.65	$11.96
Income from Investment Operations
Net investment income (loss)A	.07	.08	.05	.09	.07
Net realized and unrealized gain (loss)	(.65)	.70	1.56	.95	(.13)
Total from investment operations	(.58)	.78	1.61	1.04	(.06)
Distributions from net investment income	(.10)	(.11)	(.07)	(.10)	(.08)
Distributions from net realized gain	(.45)	(.72)	(.78)	(.04)	(.18)
Total distributions	(.55)	(.83)	(.85)	(.13)B	(.25)C
Net asset value, end of period	$12.14	$13.27	$13.32	$12.56	$11.65
Total ReturnD,E	(4.58)%	6.01%	13.27%	9.04%	(.29)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.53%	.61%	.38%	.79%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$54,813	$56,318	$51,931	$43,447	$38,614
Portfolio turnover rateF	22%	25%	48%	25%	13%

A  Calculated based on average shares outstanding during the period.

B  Total distributions of $.13 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $.036 per share.

C  Total distributions of $.25 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.176 per share.

D  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E  Total returns do not include the effect of the contingent deferred sales charge.

F  Amounts do not include the activity of the Underlying Funds.

G  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights — Fidelity Advisor Freedom 2040 Fund Class A

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$14.49	$14.51	$13.61	$12.60	$12.95
Income from Investment Operations
Net investment income (loss)A	.17	.20	.15	.19	.17
Net realized and unrealized gain (loss)	(.69)	.76	1.74	1.05	(.15)
Total from investment operations	(.52)	.96	1.89	1.24	.02
Distributions from net investment income	(.18)	(.21)	(.16)	(.19)	(.16)
Distributions from net realized gain	(.54)	(.77)	(.83)	(.04)	(.21)
Total distributions	(.72)	(.98)	(.99)	(.23)	(.37)
Net asset value, end of period	$13.25	$14.49	$14.51	$13.61	$12.60
Total ReturnB,C	(3.82)%	6.76%	14.37%	9.94%	.38%
Ratios to Average Net AssetsD,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.27%	1.35%	1.10%	1.53%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$950,816	$1,154,277	$1,195,641	$1,133,722	$967,348
Portfolio turnover rateD	21%	24%	47%	26%	14%

A  Calculated based on average shares outstanding during the period.

B  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C  Total returns do not include the effect of the sales charges.

D  Amounts do not include the activity of the Underlying Funds.

E  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights — Fidelity Advisor Freedom 2040 Fund Class T

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$14.45	$14.47	$13.58	$12.57	$12.92
Income from Investment Operations
Net investment income (loss)A	.14	.16	.12	.16	.14
Net realized and unrealized gain (loss)	(.70)	.76	1.73	1.04	(.16)
Total from investment operations	(.56)	.92	1.85	1.20	(.02)
Distributions from net investment income	(.15)	(.17)	(.13)	(.16)	(.13)
Distributions from net realized gain	(.53)	(.77)	(.83)	(.04)	(.21)
Total distributions	(.68)	(.94)	(.96)	(.19)B	(.33)C
Net asset value, end of period	$13.21	$14.45	$14.47	$13.58	$12.57
Total ReturnD,E	(4.07)%	6.51%	14.06%	9.69%	.12%
Ratios to Average Net AssetsF,G
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.02%	1.10%	.85%	1.28%	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$310,107	$333,069	$341,608	$288,886	$262,944
Portfolio turnover rateF	21%	24%	47%	26%	14%
A  Calculated based on average shares outstanding during the period.

B  Total distributions of $.19 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $.037 per share.

C  Total distributions of $.33 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.207 per share.

D  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E  Total returns do not include the effect of the sales charges.

F  Amounts do not include the activity of the Underlying Funds.

G  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights — Fidelity Advisor Freedom 2040 Fund Class B

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$14.35	$14.36	$13.48	$12.48	$12.82
Income from Investment Operations
Net investment income (loss)A	.07	.09	.05	.10	.08
Net realized and unrealized gain (loss)	(.70)	.75	1.71	1.03	(.15)
Total from investment operations	(.63)	.84	1.76	1.13	(.07)
Distributions from net investment income	(.07)	(.10)	(.06)	(.09)	(.07)
Distributions from net realized gain	(.52)	(.75)	(.82)	(.04)	(.20)
Total distributions	(.59)	(.85)	(.88)	(.13)	(.27)
Net asset value, end of period	$13.13	$14.35	$14.36	$13.48	$12.48
Total ReturnB,C	(4.60)%	5.97%	13.49%	9.14%	(.36)%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.52%	.60%	.35%	.78%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$5,587	$11,602	$18,270	$24,481	$31,574
Portfolio turnover rate D	21%	24%	47%	26%	14%

A  Calculated based on average shares outstanding during the period.

B  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C  Total returns do not include the effect of the contingent deferred sales charge.

D  Amounts do not include the activity of the Underlying Funds.

E  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights — Fidelity Advisor Freedom 2040 Fund Class C

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$14.27	$14.30	$13.43	$12.45	$12.80
Income from Investment Operations
Net investment income (loss)A	.07	.09	.05	.10	.08
Net realized and unrealized gain (loss)	(.70)	.75	1.71	1.02	(.15)
Total from investment operations	(.63)	.84	1.76	1.12	(.07)
Distributions from net investment income	(.10)	(.12)	(.07)	(.11)	(.08)
Distributions from net realized gain	(.52)	(.75)	(.82)	(.04)	(.20)
Total distributions	(.62)	(.87)	(.89)	(.14)B	(.28)
Net asset value, end of period	$13.02	$14.27	$14.30	$13.43	$12.45
Total ReturnC,D	(4.63)%	6.01%	13.57%	9.09%	(.35)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.52%	.60%	.35%	.78%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$73,036	$77,130	$72,247	$62,893	$56,910
Portfolio turnover rateE	21%	24%	47%	26%	14%

A  Calculated based on average shares outstanding during the period.

B  Total distributions of $.14 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.037 per share.

C  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D  Total returns do not include the effect of the contingent deferred sales charge.

E  Amounts do not include the activity of the Underlying Funds.

F  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights — Fidelity Advisor Freedom 2045 Fund Class A

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.15	$11.31	$10.46	$9.79	$10.08
Income from Investment Operations
Net investment income (loss)A	.13	.15	.12	.16	.13
Net realized and unrealized gain (loss)	(.54)	.59	1.39	.81	(.14)
Total from investment operations	(.41)	.74	1.51	.97	(.01)
Distributions from net investment income	(.14)	(.16)	(.12)	(.15)	(.12)
Distributions from net realized gain	(.37)	(.74)	(.54)	(.15)	(.16)
Total distributions	(.51)	(.90)	(.66)	(.30)	(.28)
Net asset value, end of period	$10.23	$11.15	$11.31	$10.46	$9.79
Total ReturnB,C	(3.85)%	6.80%	14.74%	10.21%	.12%
Ratios to Average Net AssetsD,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.27%	1.37%	1.12%	1.59%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$531,510	$623,734	$612,735	$527,525	$403,850
Portfolio turnover rateD	26%	27%	46%	25%	11%

A  Calculated based on average shares outstanding during the period.

B  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C  Total returns do not include the effect of the sales charges.

D  Amounts do not include the activity of the Underlying Funds.

E  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights — Fidelity Advisor Freedom 2045 Fund Class T

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.09	$11.26	$10.42	$9.75	$10.04
Income from Investment Operations
Net investment income (loss)A	.11	.13	.09	.13	.11
Net realized and unrealized gain (loss)	(.54)	.57	1.39	.82	(.15)
Total from investment operations	(.43)	.70	1.48	.95	(.04)
Distributions from net investment income	(.12)	(.13)	(.10)	(.12)	(.10)
Distributions from net realized gain	(.37)	(.74)	(.54)	(.15)	(.16)
Total distributions	(.49)	(.87)	(.64)	(.28)B	(.25)C
Net asset value, end of period	$10.17	$11.09	$11.26	$10.42	$9.75
Total ReturnD,E	(4.10)%	6.50%	14.45%	10.02%	(.15)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.02%	1.12%	.87%	1.34%	1.16%
Supplemental Data
Net assets, end of period (000 omitted)	$158,557	$153,677	$128,619	$92,998	$62,438
Portfolio turnover rateF	26%	27%	46%	25%	11%

A  Calculated based on average shares outstanding during the period.

B  Total distributions of $.28 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.153 per share.

C  Total distributions of $.25 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.155 per share.

D  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E  Total returns do not include the effect of the sales charges.

F  Amounts do not include the activity of the Underlying Funds.

G  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights — Fidelity Advisor Freedom 2045 Fund Class B

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.08	$11.23	$10.39	$9.73	$10.01
Income from Investment Operations
Net investment income (loss)A	.06	.07	.04	.08	.06
Net realized and unrealized gain (loss)	(.55)	.58	1.38	.81	(.14)
Total from investment operations	(.49)	.65	1.42	.89	(.08)
Distributions from net investment income	(.06)	(.08)	(.05)	(.08)	(.05)
Distributions from net realized gain	(.35)	(.73)	(.53)	(.15)	(.15)
Total distributions	(.41)	(.80)B	(.58)	(.23)	(.20)
Net asset value, end of period	$10.18	$11.08	$11.23	$10.39	$9.73
Total ReturnC,D	(4.59)%	6.04%	13.93%	9.40%	(.62)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.53%	.62%	.37%	.84%	.66%
Supplemental Data
Net assets, end of period (000 omitted)	$1,279	$2,625	$3,565	$3,651	$3,786
Portfolio turnover rateE	26%	27%	46%	25%	11%

A  Calculated based on average shares outstanding during the period.

B  Total distributions of $.80 per share is comprised of distributions from net investment income of $.078 and distributions from net realized gain of $.725 per share.

C  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D  Total returns do not include the effect of the contingent deferred sales charge.

E  Amounts do not include the activity of the Underlying Funds.

F  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights — Fidelity Advisor Freedom 2045 Fund Class C

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.01	$11.19	$10.36	$9.71	$10.00
Income from Investment Operations
Net investment income (loss)A	.05	.07	.04	.08	.06
Net realized and unrealized gain (loss)	(.53)	.57	1.38	.81	(.14)
Total from investment operations	(.48)	.64	1.42	.89	(.08)
Distributions from net investment income	(.08)	(.09)	(.06)	(.09)	(.06)
Distributions from net realized gain	(.36)	(.73)	(.53)	(.15)	(.15)
Total distributions	(.44)	(.82)	(.59)	(.24)	(.21)
Net asset value, end of period	$10.09	$11.01	$11.19	$10.36	$9.71
Total ReturnB,C	(4.59)%	5.95%	13.95%	9.42%	(.62)%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.53%	.62%	.37%	.84%	.66%
Supplemental Data
Net assets, end of period (000 omitted)	$23,423	$22,493	$18,457	$13,415	$9,926
Portfolio turnover rateD	26%	27%	46%	25%	11%

A  Calculated based on average shares outstanding during the period.

B  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C  Total returns do not include the effect of the contingent deferred sales charge.

D  Amounts do not include the activity of the Underlying Funds.

E  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights — Fidelity Advisor Freedom 2050 Fund Class A

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.06	$11.24	$10.39	$9.61	$9.93
Income from Investment Operations
Net investment income (loss)A	.13	.15	.12	.15	.12
Net realized and unrealized gain (loss)	(.53)	.58	1.40	.82	(.17)
Total from investment operations	(.40)	.73	1.52	.97	(.05)
Distributions from net investment income	(.14)	(.16)	(.12)	(.14)	(.11)
Distributions from net realized gain	(.36)	(.76)	(.55)	(.05)	(.16)
Total distributions	(.50)	(.91)B	(.67)	(.19)	(.27)
Net asset value, end of period	$10.16	$11.06	$11.24	$10.39	$9.61
Total ReturnC,D	(3.84)%	6.77%	14.91%	10.23%	(.22)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.28%	1.37%	1.10%	1.56%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$363,199	$415,103	$401,589	$352,814	$280,478
Portfolio turnover rateE	24%	30%	47%	28%	12%

A  Calculated based on average shares outstanding during the period.

B  Total distributions of $.91 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.755 per share.

C  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D  Total returns do not include the effect of the sales charges.

E  Amounts do not include the activity of the Underlying Funds.

F  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights — Fidelity Advisor Freedom 2050 Fund Class T

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.02	$11.20	$10.36	$9.58	$9.90
Income from Investment Operations
Net investment income (loss)A	.11	.12	.09	.13	.10
Net realized and unrealized gain (loss)	(.54)	.58	1.39	.81	(.17)
Total from investment operations	(.43)	.70	1.48	.94	(.07)
Distributions from net investment income	(.12)	(.13)	(.10)	(.12)	(.09)
Distributions from net realized gain	(.36)	(.76)	(.55)	(.05)	(.16)
Total distributions	(.47)B	(.88)C	(.64)D	(.16)E	(.25)
Net asset value, end of period	$10.12	$11.02	$11.20	$10.36	$9.58
Total ReturnF,G	(4.08)%	6.54%	14.61%	9.99%	(.48)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.04%	1.12%	.85%	1.31%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$127,842	$126,987	$115,391	$89,196	$64,512
Portfolio turnover rateH	24%	30%	47%	28%	12%

A  Calculated based on average shares outstanding during the period.

B  Total distributions of $.47 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.355 per share.

C  Total distributions of $.88 per share is comprised of distributions from net investment income of $.128 and distributions from net realized gain of $.755 per share.

D  Total distributions of $.64 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $.546 per share.

E  Total distributions of $.16 per share is comprised of distributions from net investment income of $.117 and distributions from net realized gain of $.046 per share.

F  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G  Total returns do not include the effect of the sales charges.

H  Amounts do not include the activity of the Underlying Funds.

I  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights — Fidelity Advisor Freedom 2050 Fund Class B

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.98	$11.15	$10.31	$9.54	$9.86
Income from Investment Operations
Net investment income (loss)A	.06	.07	.04	.08	.05
Net realized and unrealized gain (loss)	(.55)	.57	1.38	.81	(.17)
Total from investment operations	(.49)	.64	1.42	.89	(.12)
Distributions from net investment income	(.05)	(.07)	(.05)	(.08)	(.05)
Distributions from net realized gain	(.34)	(.74)	(.54)	(.05)	(.15)
Total distributions	(.39)	(.81)	(.58)B	(.12)C	(.20)
Net asset value, end of period	$10.10	$10.98	$11.15	$10.31	$9.54
Total ReturnD,E	(4.60)%	5.99%	14.06%	9.47%	(1.06)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.54%	.63%	.35%	.81%	.57%
Supplemental Data
Net assets, end of period (000 omitted)	$1,717	$3,407	$5,038	$5,532	$5,643
Portfolio turnover rateF	24%	30%	47%	28%	12%

A  Calculated based on average shares outstanding during the period.

B  Total distributions of $.58 per share is comprised of distributions from net investment income of $.047 and distributions from net realized gain of $.536 per share.

C  Total distributions of $.12 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.046 per share.

D  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E  Total returns do not include the effect of the contingent deferred sales charge.

F  Amounts do not include the activity of the Underlying Funds.

G  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights — Fidelity Advisor Freedom 2050 Fund Class C

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.95	$11.14	$10.31	$9.54	$9.87
Income from Investment Operations
Net investment income (loss)A	.06	.07	.04	.08	.05
Net realized and unrealized gain (loss)	(.55)	.57	1.38	.82	(.18)
Total from investment operations	(.49)	.64	1.42	.90	(.13)
Distributions from net investment income	(.08)	(.09)	(.06)	(.08)	(.05)
Distributions from net realized gain	(.34)	(.74)	(.54)	(.05)	(.15)
Total distributions	(.42)	(.83)	(.59)B	(.13)	(.20)
Net asset value, end of period	$10.04	$10.95	$11.14	$10.31	$9.54
Total ReturnC,D	(4.67)%	6.01%	14.06%	9.53%	(1.08)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.54%	.63%	.35%	.81%	.57%
Supplemental Data
Net assets, end of period (000 omitted)	$24,460	$24,652	$21,190	$16,188	$13,344
Portfolio turnover rateE	24%	30%	47%	28%	12%

A  Calculated based on average shares outstanding during the period.

B  Total distributions of $.59 per share is comprised of distributions from net investment income of $.056 and distributions from net realized gain of $.536 per share.

C  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D  Total returns do not include the effect of the contingent deferred sales charge.

E  Amounts do not include the activity of the Underlying Funds.

F  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights — Fidelity Advisor Freedom 2055 Fund Class A

Years ended March 31,	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$11.92	$11.71	$10.56	$9.75	$10.00
Income from Investment Operations
Net investment income (loss)B	.15	.16	.12	.18	.11
Net realized and unrealized gain (loss)	(.59)	.62	1.49	.83	(.11)
Total from investment operations	(.44)	.78	1.61	1.01	–
Distributions from net investment income	(.14)	(.15)	(.11)	(.13)	(.11)
Distributions from net realized gain	(.31)	(.42)	(.36)	(.07)	(.15)
Total distributions	(.46)C	(.57)	(.46)D	(.20)	(.25)E
Net asset value, end of period	$11.02	$11.92	$11.71	$10.56	$9.75
Total ReturnF,G,H	(3.89)%	6.85%	15.45%	10.51%	.29%
Ratios to Average Net AssetsI,J
Expenses before reductions	.25%	.25%	.25%	.25%	.25%K
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%K
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%K
Net investment income (loss)	1.31%	1.39%	1.11%	1.82%	1.44%K
Supplemental Data
Net assets, end of period (000 omitted)	$130,309	$115,666	$81,217	$32,476	$2,655
Portfolio turnover rateI	24%	29%	43%	29%	18%K

A  For the period June 1, 2011 (commencement of operations) to March 31, 2012.

B  Calculated based on average shares outstanding during the period.

C  Total distributions of $.46 per share is comprised of distributions from net investment income of $.141 and distributions from net realized gain of $.314 per share.

D  Total distributions of $.46 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $.355 per share.

E  Total distributions of $.25 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.146 per share.

F  Total returns for periods of less than one year are not annualized.

G  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H  Total returns do not include the effect of the sales charges.

I  Amounts do not include the activity of the Underlying Funds.

J  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

K  Annualized

Financial Highlights — Fidelity Advisor Freedom 2055 Fund Class T

Years ended March 31,	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$11.88	$11.68	$10.55	$9.75	$10.00
Income from Investment Operations
Net investment income (loss)B	.12	.13	.10	.16	.09
Net realized and unrealized gain (loss)	(.59)	.62	1.47	.82	(.10)
Total from investment operations	(.47)	.75	1.57	.98	(.01)
Distributions from net investment income	(.12)	(.13)	(.09)	(.11)	(.09)
Distributions from net realized gain	(.31)	(.42)	(.36)	(.07)	(.15)
Total distributions	(.43)	(.55)	(.44)C	(.18)	(.24)
Net asset value, end of period	$10.98	$11.88	$11.68	$10.55	$9.75
Total ReturnD,E,F	(4.11)%	6.55%	15.07%	10.24%	.12%
Ratios to Average Net AssetsG,H
Expenses before reductions	.50%	.50%	.50%	.50%	.50%I
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%I
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%I
Net investment income (loss)	1.06%	1.14%	.86%	1.57%	1.19%I
Supplemental Data
Net assets, end of period (000 omitted)	$41,956	$33,436	$19,134	$7,239	$1,444
Portfolio turnover rateG	24%	29%	43%	29%	18%I

A  For the period June 1, 2011 (commencement of operations) to March 31, 2012.

B  Calculated based on average shares outstanding during the period.

C  Total distributions of $.44 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.355 per share.

D  Total returns for periods of less than one year are not annualized.

E  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F  Total returns do not include the effect of the sales charges.

G  Amounts do not include the activity of the Underlying Funds.

H  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

I  Annualized

Financial Highlights — Fidelity Advisor Freedom 2055 Fund Class C

Years ended March 31,	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$11.88	$11.69	$10.57	$9.74	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.08	.04	.10	.05
Net realized and unrealized gain (loss)	(.58)	.61	1.47	.83	(.10)
Total from investment operations	(.52)	.69	1.51	.93	(.05)
Distributions from net investment income	(.08)	(.09)	(.05)	(.03)	(.06)
Distributions from net realized gain	(.30)	(.41)	(.35)	(.07)	(.15)
Total distributions	(.38)	(.50)	(.39)C	(.10)	(.21)
Net asset value, end of period	$10.98	$11.88	$11.69	$10.57	$9.74
Total ReturnD,E,F	(4.53)%	6.01%	14.46%	9.69%	(.27)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%I
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%I
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%I
Net investment income (loss)	.56%	.65%	.36%	1.07%	.69%I
Supplemental Data
Net assets, end of period (000 omitted)	$5,671	$4,180	$2,491	$1,094	$1,127
Portfolio turnover rateG	24%	29%	43%	29%	18%I

A  For the period June 1, 2011 (commencement of operations) to March 31, 2012.

B  Calculated based on average shares outstanding during the period.

C  Total distributions of $.39 per share is comprised of distributions from net investment income of $.048 and distributions from net realized gain of $.345 per share.

D  Total returns for periods of less than one year are not annualized.

E  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F  Total returns do not include the effect of the contingent deferred sales charge.

G  Amounts do not include the activity of the Underlying Funds.

H  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

I  Annualized

Financial Highlights — Fidelity Advisor Freedom 2060 Fund Class A

Years ended March 31,	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.34	$10.00
Income from Investment Operations
Net investment income (loss)B	.12	.15
Net realized and unrealized gain (loss)	(.51)	.37
Total from investment operations	(.39)	.52
Distributions from net investment income	(.11)	(.10)
Distributions from net realized gain	(.22)	(.08)
Total distributions	(.33)	(.18)
Net asset value, end of period	$9.62	$10.34
Total ReturnC,D,E	(3.89)%	5.24%
Ratios to Average Net AssetsF,G
Expenses before reductions	.25%	.25%H
Expenses net of fee waivers, if any	.25%	.25%H
Expenses net of all reductions	.25%	.25%H
Net investment income (loss)	1.29%	2.24%H
Supplemental Data
Net assets, end of period (000 omitted)	$9,058	$2,267
Portfolio turnover rateF	64%	47%H

A  For the period August 5, 2014 (commencement of operations) to March 31, 2015.

B  Calculated based on average shares outstanding during the period.

C  Total returns for periods of less than one year are not annualized.

D  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E  Total returns do not include the effect of the sales charges.

F  Amounts do not include the activity of the Underlying Funds.

G  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H  Annualized

Financial Highlights — Fidelity Advisor Freedom 2060 Fund Class T

Years ended March 31,	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.33	$10.00
Income from Investment Operations
Net investment income (loss)B	.10	.13
Net realized and unrealized gain (loss)	(.51)	.38
Total from investment operations	(.41)	.51
Distributions from net investment income	(.08)	(.09)
Distributions from net realized gain	(.21)	(.08)
Total distributions	(.29)	(.18)C
Net asset value, end of period	$9.63	$10.33
Total ReturnD,E,F	(4.09)%	5.07%
Ratios to Average Net AssetsG,H
Expenses before reductions	.50%	.51%I,J
Expenses net of fee waivers, if any	.50%	.51%I,J
Expenses net of all reductions	.50%	.51%I,J
Net investment income (loss)	1.04%	1.98%I
Supplemental Data
Net assets, end of period (000 omitted)	$3,189	$2,062
Portfolio turnover rateG	64%	47%I

A  For the period August 5, 2014 (commencement of operations) to March 31, 2015.

B  Calculated based on average shares outstanding during the period.

C  Total distributions of $.18 per share is comprised of distributions from net investment income of $.094 and distributions from net realized gain of $.081 per share.

D  Total returns for periods of less than one year are not annualized.

E  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F  Total returns do not include the effect of the sales charges.

G  Amounts do not include the activity of the Underlying Funds.

H  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

I  Annualized

J  On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

Financial Highlights — Fidelity Advisor Freedom 2060 Fund Class C

Years ended March 31,	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.31	$10.00
Income from Investment Operations
Net investment income (loss)B	.05	.10
Net realized and unrealized gain (loss)	(.51)	.38
Total from investment operations	(.46)	.48
Distributions from net investment income	–	(.08)
Distributions from net realized gain	(.17)	(.08)
Total distributions	(.17)	(.17)C
Net asset value, end of period	$9.68	$10.31
Total ReturnD,E,F	(4.60)%	4.77%
Ratios to Average Net AssetsG,H
Expenses before reductions	.99%I	1.02%J,I
Expenses net of fee waivers, if any	.99%I	1.02%J,I
Expenses net of all reductions	.99%I	1.02%J,I
Net investment income (loss)	.55%	1.47%J
Supplemental Data
Net assets, end of period (000 omitted)	$1,292	$1,322
Portfolio turnover rateG	64%	47%J

A  For the period August 5, 2014 (commencement of operations) to March 31, 2015.

B  Calculated based on average shares outstanding during the period.

C  Total distributions of $.17 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.081 per share.

D  Total returns for periods of less than one year are not annualized.

E  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F  Total returns do not include the effect of the contingent deferred sales charge.

G  Amounts do not include the activity of the Underlying Funds.

H  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

I  On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

J  Annualized

Additional Index Information

Each of Fidelity Freedom Income Composite Index℠, Fidelity Freedom 2005 Composite Index℠, Fidelity Freedom 2010 Composite Index℠, Fidelity Freedom 2015 Composite Index℠, Fidelity Freedom 2020 Composite Index℠, Fidelity Freedom 2025 Composite Index℠, Fidelity Freedom 2030 Composite Index℠, Fidelity Freedom 2035 Composite Index℠, Fidelity Freedom 2040 Composite Index℠, Fidelity Freedom 2045 Composite Index℠, Fidelity Freedom 2050 Composite Index℠, Fidelity Freedom 2055 Composite Index℠, and Fidelity Freedom 2060 Composite Index℠is a customized blend of the following unmanaged indexes: Dow Jones U.S. Total Stock Market Index℠; MSCI ACWI (All Country World Index) ex USA Index; Barclays® U.S. Aggregate Bond Index; and Barclays® U.S. 3 Month Treasury Bellwether Index. The composition differed in periods prior to January 1, 2014. The index weightings are adjusted monthly to reflect the fund's changing asset allocations.

Barclays® U.S. Aggregate Bond Index is a broad-based, market-value-weighted benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. Sectors in the index include Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

S&P 500® Index is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account:  When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals:  When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the funds. A description of each fund's policies and procedures for disclosing its holdings is available in the funds' SAI and on Fidelity's web sites. The SAI also includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports also include additional information. Each fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-877-208-0098. In addition, you may visit Fidelity's web site at www.advisor.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-06440

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity Advisor Freedom Funds, Fidelity Advisor Freedom, Fidelity Investments & Pyramid Design, Fidelity Advisor, Fidelity, Directed Dividends, Fidelity Advisor Money Line, and Destiny are registered service marks of FMR LLC. © 2016 FMR LLC. All rights reserved.

Fidelity Freedom Income Composite Index, Fidelity Freedom 2005 Composite Index, Fidelity Freedom 2010 Composite Index, Fidelity Freedom 2015 Composite Index, Fidelity Freedom 2020 Composite Index, Fidelity Freedom 2025 Composite Index, Fidelity Freedom 2030 Composite Index, Fidelity Freedom 2035 Composite Index, Fidelity Freedom 2040 Composite Index, Fidelity Freedom 2045 Composite Index, Fidelity Freedom 2050 Composite Index, Fidelity Freedom 2055 Composite Index, Fidelity Freedom 2060 Composite Index, are service marks of FMR LLC.

Any third-party marks that may appear above are the marks of their respective owners.

1.777735.115	AFF-PRO-0516

Fidelity Freedom® Index Funds

Fidelity Freedom® Index Income Fund
Class/Ticker
Fidelity Freedom® Index Income Fund/FIKFX

Fidelity Freedom® Index 2005 Fund
Class/Ticker
Fidelity Freedom® Index 2005 Fund/FJIFX

Fidelity Freedom® Index 2010 Fund
Class/Ticker
Fidelity Freedom® Index 2010 Fund/FKIFX

Fidelity Freedom® Index 2015 Fund
Class/Ticker
Fidelity Freedom® Index 2015 Fund/FLIFX

Fidelity Freedom® Index 2020 Fund
Class/Ticker
Fidelity Freedom® Index 2020 Fund/FPIFX

Fidelity Freedom® Index 2025 Fund
Class/Ticker
Fidelity Freedom® Index 2025 Fund/FQIFX

Fidelity Freedom® Index 2030 Fund
Class/Ticker
Fidelity Freedom® Index 2030 Fund/FXIFX

Fidelity Freedom® Index 2035 Fund
Class/Ticker
Fidelity Freedom® Index 2035 Fund/FIHFX

Fidelity Freedom® Index 2040 Fund
Class/Ticker
Fidelity Freedom® Index 2040 Fund/FBIFX

Fidelity Freedom® Index 2045 Fund
Class/Ticker
Fidelity Freedom® Index 2045 Fund/FIOFX

Fidelity Freedom® Index 2050 Fund
Class/Ticker
Fidelity Freedom® Index 2050 Fund/FIPFX

Fidelity Freedom® Index 2055 Fund
Class/Ticker
Fidelity Freedom® Index 2055 Fund/FDEWX

Fidelity Freedom® Index 2060 Fund
Class/Ticker
Fidelity Freedom® Index 2060 Fund/FDKLX

In this prospectus, the term "shares" (as it relates to the fund) means the class of shares offered through this prospectus.

Prospectus

May 28, 2016

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

245 Summer Street, Boston, MA 02210

Contents
Fund Summary	Fidelity Freedom® Index Income Fund
Fidelity Freedom® Index 2005 Fund
Fidelity Freedom® Index 2010 Fund
Fidelity Freedom® Index 2015 Fund
Fidelity Freedom® Index 2020 Fund
Fidelity Freedom® Index 2025 Fund
Fidelity Freedom® Index 2030 Fund
Fidelity Freedom® Index 2035 Fund
Fidelity Freedom® Index 2040 Fund
Fidelity Freedom® Index 2045 Fund
Fidelity Freedom® Index 2050 Fund
Fidelity Freedom® Index 2055 Fund
Fidelity Freedom® Index 2060 Fund
Fund Basics	Investment Details
Valuing Shares
Shareholder Information	Additional Information about the Purchase and Sale of Shares
Exchanging Shares
Features and Policies
Dividends and Capital Gain Distributions
Tax Consequences
Fund Services	Fund Management
Fund Distribution
Appendix	Financial Highlights
Additional Index Information

Fund Summary

Fund/Class:
Fidelity Freedom® Index Income Fund/Fidelity Freedom® Index Income Fund

Investment Objective

The fund seeks high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.15%
Acquired fund fees and expenses	0.09%
Total annual operating expenses(a)	0.24%
Fee waiver and/or expense reimbursement(b)	0.08%
Total annual operating expenses after fee waiver and/or expense reimbursement(a)	0.16%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

(b)  Fidelity Management & Research Company (FMR) has contractually agreed to reimburse the class of shares of the fund to the extent that total operating expenses (including acquired fund fees and expenses, but excluding interest, certain taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses, if any, incurred by the fund or an acquired fund in which the fund invests) exceed 0.16% of its average net assets. This arrangement will remain in effect through May 31, 2019. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$16
3 years	$52
5 years	$108
10 years	$279

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies
  Investing in a combination of Fidelity® domestic equity funds (including commodity funds), international funds (developed and emerging markets), bond funds (including treasury inflation-protected security funds), and short-term funds (underlying Fidelity® funds), each of which (excluding the money market fund) seeks to provide investment results that correspond to the total return of a specific index or market segment.
  Allocating assets among underlying Fidelity® funds according to a stable asset allocation strategy shown in the "glide path" below.

  Using an asset allocation among underlying Fidelity® domestic equity funds, international equity funds, bond funds, and short-term funds according to a stable asset allocation of approximately:

Bond Funds*
Investment-Grade Bond Fund	40.0%
Inflation-Protected Bond Fund	6.0%
Domestic Equity Funds*
Domestic Equity Fund	15.7%
Commodity Fund	1.1%
International Equity Funds*
International Equity Fund	7.2%
Short-Term Funds*
Short-Term Fund	30.0%

* FMRC may change these percentages over time.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure.  Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment.  The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
  Correlation to Index.  The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index.
  Leverage Risk.  Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.401k.com and log in (plan accounts) or www.fidelity.com (all other accounts) for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	3.49%	September 30, 2010
Lowest Quarter Return	(2.10)%	September 30, 2011
Year-to-Date Return	1.68%	March 31, 2016

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015	Past 1 year	Past 5 years	Life of class(a)
Fidelity Freedom® Index Income Fund
Return Before Taxes	(0.33)%	2.77%	3.51%
Return After Taxes on Distributions	(0.86)%	2.28%	3.02%
Return After Taxes on Distributions and Sale of Fund Shares	(0.10)%	2.03%	2.62%
Barclays® U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	0.55%	3.25%	3.63%
Fidelity Freedom Index Income Composite Index℠ (reflects no deduction for fees, expenses, or taxes)	(0.24)%	3.28%	3.90%

(a)  From October 2, 2009

Investment Adviser

FMR Co., Inc. (FMRC) (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since October 2009.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

Shares generally are available only to certain accounts for which Fidelity provides recordkeeping services. You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet

Plan Accounts: www.401k.com	All Other Accounts: www.fidelity.com

Phone

Plan Accounts:

For Individual Accounts (investing through a retirement plan sponsor or other institution), refer to your plan materials or contact that institution directly.

For Retirement Plan Level Accounts:

Corporate Clients 1-800-962-1375

"Not for Profit" Clients 1-800-343-0860

All Other Accounts:

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Plan Accounts:
Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015
All Other Accounts:
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

TDD- Service for the Deaf and Hearing Impaired

All Accounts:

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity® Simplified Employee Pension-IRA and Keogh accounts	$500
Through regular investment plans in Fidelity® Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Freedom® Index 2005 Fund/Fidelity Freedom® Index 2005 Fund

Investment Objective

The fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.15%
Acquired fund fees and expenses	0.09%
Total annual operating expenses(a)	0.24%
Fee waiver and/or expense reimbursement(b)	0.08%
Total annual operating expenses after fee waiver and/or expense reimbursement(a)	0.16%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

(b)  Fidelity Management & Research Company (FMR) has contractually agreed to reimburse the class of shares of the fund to the extent that total operating expenses (including acquired fund fees and expenses, but excluding interest, certain taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses, if any, incurred by the fund or an acquired fund in which the fund invests) exceed 0.16% of its average net assets. This arrangement will remain in effect through May 31, 2019. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$16
3 years	$52
5 years	$108
10 years	$279

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies
  FMR Co., Inc (FMRC) may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of Fidelity® domestic equity funds (including commodity funds), international funds (developed and emerging markets), bond funds (including treasury inflation-protected security funds), and short-term funds (underlying Fidelity® funds), each of which (excluding the money market fund) seeks to provide investment results that correspond to the total return of a specific index or market segment.
  Allocating assets among underlying Fidelity® funds according to an asset allocation strategy shown in the "glide path" below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Freedom® Index Income Fund (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2005)).

  Using an asset allocation among underlying Fidelity® funds as of March 31, 2016, of approximately:

Bond Funds*
Investment-Grade Bond Fund	36.6%
Inflation-Protected Bond Fund	4.8%
Domestic Equity Funds*
Domestic Equity Fund	24.7%
Commodity Fund	1.1%
International Equity Funds*
International Equity Fund	11.0%
Short-Term Funds*
Short-Term Fund	21.8%

* FMRC may change these percentages over time.
  Designed for investors who retired in or within a few years of 2005 (target retirement date) at or around age 65 and plan to gradually withdraw the value of their account in the fund over time.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment.  The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
  Correlation to Index.  The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index.
  Leverage Risk.  Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.401k.com and log in (plan accounts) or www.fidelity.com (all other accounts) for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	6.49%	September 30, 2010
Lowest Quarter Return	(5.57)%	September 30, 2011
Year-to-Date Return	1.63%	March 31, 2016

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015	Past 1 year	Past 5 years	Life of class(a)
Fidelity Freedom® Index 2005 Fund
Return Before Taxes	(0.44)%	3.77%	5.22%
Return After Taxes on Distributions	(1.02)%	3.23%	4.68%
Return After Taxes on Distributions and Sale of Fund Shares	(0.11)%	2.81%	3.98%
Barclays® U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	0.55%	3.25%	3.63%
Fidelity Freedom Index 2005 Composite Index℠ (reflects no deduction for fees, expenses, or taxes)	(0.38)%	4.65%	5.85%

(a)  From October 2, 2009

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since October 2009.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

Shares generally are available only to certain accounts for which Fidelity provides recordkeeping services. You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet

Plan Accounts: www.401k.com	All Other Accounts: www.fidelity.com

Phone

Plan Accounts:

For Individual Accounts (investing through a retirement plan sponsor or other institution), refer to your plan materials or contact that institution directly.

For Retirement Plan Level Accounts:

Corporate Clients 1-800-962-1375

"Not for Profit" Clients 1-800-343-0860

All Other Accounts:

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Plan Accounts:
Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015
All Other Accounts:
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

TDD- Service for the Deaf and Hearing Impaired

All Accounts:

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity® Simplified Employee Pension-IRA and Keogh accounts	$500
Through regular investment plans in Fidelity® Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Freedom® Index 2010 Fund/Fidelity Freedom® Index 2010 Fund

Investment Objective

The fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.15%
Acquired fund fees and expenses	0.09%
Total annual operating expenses(a)	0.24%
Fee waiver and/or expense reimbursement(b)	0.08%
Total annual operating expenses after fee waiver and/or expense reimbursement(a)	0.16%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

(b)  Fidelity Management & Research Company (FMR) has contractually agreed to reimburse the class of shares of the fund to the extent that total operating expenses (including acquired fund fees and expenses, but excluding interest, certain taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses, if any, incurred by the fund or an acquired fund in which the fund invests) exceed 0.16% of its average net assets. This arrangement will remain in effect through May 31, 2019. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$16
3 years	$52
5 years	$108
10 years	$279

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies
  FMR Co., Inc (FMRC) may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of Fidelity® domestic equity funds (including commodity funds), international funds (developed and emerging markets), bond funds (including treasury inflation-protected security funds), and short-term funds (underlying Fidelity® funds), each of which (excluding the money market fund) seeks to provide investment results that correspond to the total return of a specific index or market segment.
  Allocating assets among underlying Fidelity® funds according to an asset allocation strategy shown in the "glide path" below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Freedom® Index Income Fund (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2010)).

  Using an asset allocation among underlying Fidelity® funds as of March 31, 2016, of approximately:

Bond Funds*
Investment-Grade Bond Fund	34.0%
Inflation-Protected Bond Fund	4.0%
Domestic Equity Funds*
Domestic Equity Fund	30.8%
Commodity Fund	1.1%
International Equity Funds*
International Equity Fund	13.7%
Short-Term Funds*
Short-Term Fund	16.4%

* FMRC may change these percentages over time.
  Designed for investors who retired in or within a few years of 2010 (target retirement date) at or around age 65 and plan to gradually withdraw the value of their account in the fund over time.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment.  The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
  Correlation to Index.  The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index.
  Leverage Risk.  Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.401k.com and log in (plan accounts) or www.fidelity.com (all other accounts) for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	7.37%	September 30, 2010
Lowest Quarter Return	(6.93)%	September 30, 2011
Year-to-Date Return	1.56%	March 31, 2016

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015	Past 1 year	Past 5 years	Life of class(a)
Fidelity Freedom® Index 2010 Fund
Return Before Taxes	(0.60)%	4.68%	6.21%
Return After Taxes on Distributions	(1.20)%	4.09%	5.62%
Return After Taxes on Distributions and Sale of Fund Shares	(0.17)%	3.52%	4.77%
Barclays® U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	0.55%	3.25%	3.63%
Fidelity Freedom Index 2010 Composite Index℠ (reflects no deduction for fees, expenses, or taxes)	(0.51)%	5.83%	7.06%

(a)  From October 2, 2009

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since October 2009.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

Shares generally are available only to certain accounts for which Fidelity provides recordkeeping services. You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet

Plan Accounts: www.401k.com	All Other Accounts: www.fidelity.com

Phone

Plan Accounts:

For Individual Accounts (investing through a retirement plan sponsor or other institution), refer to your plan materials or contact that institution directly.

For Retirement Plan Level Accounts:

Corporate Clients 1-800-962-1375

"Not for Profit" Clients 1-800-343-0860

All Other Accounts:

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Plan Accounts:
Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015
All Other Accounts:
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

TDD- Service for the Deaf and Hearing Impaired

All Accounts:

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity® Simplified Employee Pension-IRA and Keogh accounts	$500
Through regular investment plans in Fidelity® Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Freedom® Index 2015 Fund/Fidelity Freedom® Index 2015 Fund

Investment Objective

The fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.15%
Acquired fund fees and expenses	0.08%
Total annual operating expenses(a)	0.23%
Fee waiver and/or expense reimbursement(b)	0.07%
Total annual operating expenses after fee waiver and/or expense reimbursement(a)	0.16%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

(b)  Fidelity Management & Research Company (FMR) has contractually agreed to reimburse the class of shares of the fund to the extent that total operating expenses (including acquired fund fees and expenses, but excluding interest, certain taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses, if any, incurred by the fund or an acquired fund in which the fund invests) exceed 0.16% of its average net assets. This arrangement will remain in effect through May 31, 2019. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$16
3 years	$52
5 years	$106
10 years	$270

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies
  FMR Co., Inc (FMRC) may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of Fidelity® domestic equity funds (including commodity funds), international funds (developed and emerging markets), bond funds (including treasury inflation-protected security funds), and short-term funds (underlying Fidelity® funds), each of which (excluding the money market fund) seeks to provide investment results that correspond to the total return of a specific index or market segment.
  Allocating assets among underlying Fidelity® funds according to an asset allocation strategy shown in the "glide path" below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Freedom® Index Income Fund (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2015)).

  Using an asset allocation among underlying Fidelity® funds as of March 31, 2016, of approximately:

Bond Funds*
Investment-Grade Bond Fund	31.3%
Inflation-Protected Bond Fund	3.1%
Domestic Equity Funds*
Domestic Equity Fund	36.8%
Commodity Fund	1.2%
International Equity Funds*
International Equity Fund	16.3%
Short-Term Funds*
Short-Term Fund	11.3%

* FMRC may change these percentages over time.
  Designed for investors who retired in or within a few years of 2015 (target retirement date) at or around age 65 and plan to gradually withdraw the value of their account in the fund over time.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure.  Foreign markets , particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment.  The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
  Correlation to Index.  The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index.
  Leverage Risk.  Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.401k.com and log in (plan accounts) or www.fidelity.com (all other accounts) for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	7.56%	September 30, 2010
Lowest Quarter Return	(7.14)%	September 30, 2011
Year-to-Date Return	1.46%	March 31, 2016

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015	Past 1 year	Past 5 years	Life of class(a)
Fidelity Freedom® Index 2015 Fund
Return Before Taxes	(0.70)%	4.90%	6.45%
Return After Taxes on Distributions	(1.30)%	4.31%	5.88%
Return After Taxes on Distributions and Sale of Fund Shares	(0.19)%	3.70%	4.98%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	1.38%	12.57%	14.05%
Fidelity Freedom Index 2015 Composite Index℠ (reflects no deduction for fees, expenses, or taxes)	(0.65)%	6.10%	7.33%

(a)  From October 2, 2009

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since October 2009.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

Shares generally are available only to certain accounts for which Fidelity provides recordkeeping services. You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet

Plan Accounts: www.401k.com	All Other Accounts: www.fidelity.com

Phone

Plan Accounts:

For Individual Accounts (investing through a retirement plan sponsor or other institution), refer to your plan materials or contact that institution directly.

For Retirement Plan Level Accounts:

Corporate Clients 1-800-962-1375

"Not for Profit" Clients 1-800-343-0860

All Other Accounts:

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Plan Accounts:
Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015
All Other Accounts:
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

TDD- Service for the Deaf and Hearing Impaired

All Accounts:

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity® Simplified Employee Pension-IRA and Keogh accounts	$500
Through regular investment plans in Fidelity® Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Freedom® Index 2020 Fund/Fidelity Freedom® Index 2020 Fund

Investment Objective

The fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.15%
Acquired fund fees and expenses	0.08%
Total annual operating expenses(a)	0.23%
Fee waiver and/or expense reimbursement(b)	0.07%
Total annual operating expenses after fee waiver and/or expense reimbursement(a)	0.16%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

(b)  Fidelity Management & Research Company (FMR) has contractually agreed to reimburse the class of shares of the fund to the extent that total operating expenses (including acquired fund fees and expenses, but excluding interest, certain taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses, if any, incurred by the fund or an acquired fund in which the fund invests) exceed 0.16% of its average net assets. This arrangement will remain in effect through May 31, 2019. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$16
3 years	$52
5 years	$106
10 years	$270

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies
  FMR Co., Inc (FMRC) may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of Fidelity® domestic equity funds (including commodity funds), international funds (developed and emerging markets), bond funds (including treasury inflation-protected security funds), and short-term funds (underlying Fidelity® funds), each of which (excluding the money market fund) seeks to provide investment results that correspond to the total return of a specific index or market segment.
  Allocating assets among underlying Fidelity® funds according to an asset allocation strategy shown in the "glide path" below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Freedom® Index Income Fund (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2020)).

  Using an asset allocation among underlying Fidelity® funds as of March 31, 2016, of approximately:

Bond Funds*
Investment-Grade Bond Fund	29.8%
Inflation-Protected Bond Fund	2.3%
Domestic Equity Funds*
Domestic Equity Fund	40.9%
Commodity Fund	1.2%
International Equity Funds*
International Equity Fund	18.0%
Short-Term Funds*
Short-Term Fund	7.8%

* FMRC may change these percentages over time.
  Designed for investors who anticipate retiring in or within a few years of 2020 (target retirement date) at or around age 65 and plan to gradually withdraw the value of their account in the fund over time.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment.  The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
  Correlation to Index.  The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index.
  Leverage Risk.  Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.401k.com and log in (plan accounts) or www.fidelity.com (all other accounts) for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	8.85%	September 30, 2010
Lowest Quarter Return	(8.65)%	September 30, 2011
Year-to-Date Return	1.41%	March 31, 2016

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015	Past 1 year	Past 5 years	Life of class(a)
Fidelity Freedom® Index 2020 Fund
Return Before Taxes	(0.82)%	5.18%	7.05%
Return After Taxes on Distributions	(1.41)%	4.59%	6.47%
Return After Taxes on Distributions and Sale of Fund Shares	(0.24)%	3.93%	5.47%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	1.38%	12.57%	14.05%
Fidelity Freedom Index 2020 Composite Index℠ (reflects no deduction for fees, expenses, or taxes)	(0.76)%	6.51%	8.02%

(a)  From October 2, 2009

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since October 2009.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

Shares generally are available only to certain accounts for which Fidelity provides recordkeeping services. You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet

Plan Accounts: www.401k.com	All Other Accounts: www.fidelity.com

Phone

Plan Accounts:

For Individual Accounts (investing through a retirement plan sponsor or other institution), refer to your plan materials or contact that institution directly.

For Retirement Plan Level Accounts:

Corporate Clients 1-800-962-1375

"Not for Profit" Clients 1-800-343-0860

All Other Accounts:

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Plan Accounts:
Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015
All Other Accounts:
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

TDD- Service for the Deaf and Hearing Impaired

All Accounts:

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity® Simplified Employee Pension-IRA and Keogh accounts	$500
Through regular investment plans in Fidelity® Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Freedom® Index 2025 Fund/Fidelity Freedom® Index 2025 Fund

Investment Objective

The fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.15%
Acquired fund fees and expenses	0.08%
Total annual operating expenses(a)	0.23%
Fee waiver and/or expense reimbursement(b)	0.07%
Total annual operating expenses after fee waiver and/or expense reimbursement(a)	0.16%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

(b)  Fidelity Management & Research Company (FMR) has contractually agreed to reimburse the class of shares of the fund to the extent that total operating expenses (including acquired fund fees and expenses, but excluding interest, certain taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses, if any, incurred by the fund or an acquired fund in which the fund invests) exceed 0.16% of its average net assets. This arrangement will remain in effect through May 31, 2019. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$16
3 years	$52
5 years	$106
10 years	$270

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 17% of the average value of its portfolio.

Principal Investment Strategies
  FMR Co., Inc (FMRC) may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of Fidelity® domestic equity funds (including commodity funds), international funds (developed and emerging markets), bond funds (including treasury inflation-protected security funds), and short-term funds (underlying Fidelity® funds), each of which (excluding the money market fund) seeks to provide investment results that correspond to the total return of a specific index or market segment.
  Allocating assets among underlying Fidelity® funds according to an asset allocation strategy shown in the "glide path" below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Freedom® Index Income Fund (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2025)).

  Using an asset allocation among underlying Fidelity® funds as of March 31, 2016, of approximately:

Bond Funds*
Investment-Grade Bond Fund	27.7%
Inflation-Protected Bond Fund	1.5%
Domestic Equity Funds*
Domestic Equity Fund	45.7%
Commodity Fund	1.3%
International Equity Funds*
International Equity Fund	20.1%
Short-Term Funds*
Short-Term Fund	3.7%

* FMRC may change these percentages over time.
  Designed for investors who anticipate retiring in or within a few years of 2025 (target retirement date) at or around age 65 and plan to gradually withdraw the value of their account in the fund over time.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment.  The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
  Correlation to Index.  The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index.
  Leverage Risk.  Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.401k.com and log in (plan accounts) or www.fidelity.com (all other accounts) for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	9.87%	September 30, 2010
Lowest Quarter Return	(10.38)%	September 30, 2011
Year-to-Date Return	1.35%	March 31, 2016

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015	Past 1 year	Past 5 years	Life of class(a)
Fidelity Freedom® Index 2025 Fund
Return Before Taxes	(0.95)%	5.87%	7.88%
Return After Taxes on Distributions	(1.53)%	5.29%	7.30%
Return After Taxes on Distributions and Sale of Fund Shares	(0.29)%	4.49%	6.16%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	1.38%	12.57%	14.05%
Fidelity Freedom Index 2025 Composite Index℠ (reflects no deduction for fees, expenses, or taxes)	(0.90)%	7.45%	9.03%

(a)  From October 2, 2009

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since October 2009.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

Shares generally are available only to certain accounts for which Fidelity provides recordkeeping services. You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet

Plan Accounts: www.401k.com	All Other Accounts: www.fidelity.com

Phone

Plan Accounts:

For Individual Accounts (investing through a retirement plan sponsor or other institution), refer to your plan materials or contact that institution directly.

For Retirement Plan Level Accounts:

Corporate Clients 1-800-962-1375

"Not for Profit" Clients 1-800-343-0860

All Other Accounts:

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Plan Accounts:
Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015
All Other Accounts:
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

TDD- Service for the Deaf and Hearing Impaired

All Accounts:

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity® Simplified Employee Pension-IRA and Keogh accounts	$500
Through regular investment plans in Fidelity® Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Freedom® Index 2030 Fund/Fidelity Freedom® Index 2030 Fund

Investment Objective

The fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.15%
Acquired fund fees and expenses	0.09%
Total annual operating expenses(a)	0.24%
Fee waiver and/or expense reimbursement(b)	0.08%
Total annual operating expenses after fee waiver and/or expense reimbursement(a)	0.16%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

(b)  Fidelity Management & Research Company (FMR) has contractually agreed to reimburse the class of shares of the fund to the extent that total operating expenses (including acquired fund fees and expenses, but excluding interest, certain taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses, if any, incurred by the fund or an acquired fund in which the fund invests) exceed 0.16% of its average net assets. This arrangement will remain in effect through May 31, 2019. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$16
3 years	$52
5 years	$108
10 years	$279

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategies
  FMR Co., Inc (FMRC) may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of Fidelity® domestic equity funds (including commodity funds), international funds (developed and emerging markets), bond funds (including treasury inflation-protected security funds), and short-term funds (underlying Fidelity® funds), each of which (excluding the money market fund) seeks to provide investment results that correspond to the total return of a specific index or market segment.
  Allocating assets among underlying Fidelity® funds according to an asset allocation strategy shown in the "glide path" below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Freedom® Index Income Fund (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2030)).

  Using an asset allocation among underlying Fidelity® funds as of March 31, 2016, of approximately:

Bond Funds*
Investment-Grade Bond Fund	18.0%
Inflation-Protected Bond Fund	0.7%
Domestic Equity Funds*
Domestic Equity Fund	55.6%
Commodity Fund	1.3%
International Equity Funds*
International Equity Fund	24.4%
Short-Term Funds*
Short-Term Fund	0.0%

* FMRC may change these percentages over time.
  Designed for investors who anticipate retiring in or within a few years of 2030 (target retirement date) at or around age 65 and plan to gradually withdraw the value of their account in the fund over time.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment.  The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
  Correlation to Index.  The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index.
  Leverage Risk.  Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.401k.com and log in (plan accounts) or www.fidelity.com (all other accounts) for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	10.38%	September 30, 2010
Lowest Quarter Return	(11.02)%	September 30, 2011
Year-to-Date Return	1.12%	March 31, 2016

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015	Past 1 year	Past 5 years	Life of class(a)
Fidelity Freedom® Index 2030 Fund
Return Before Taxes	(1.37)%	6.07%	8.19%
Return After Taxes on Distributions	(1.92)%	5.50%	7.62%
Return After Taxes on Distributions and Sale of Fund Shares	(0.47)%	4.67%	6.43%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	1.38%	12.57%	14.05%
Fidelity Freedom Index 2030 Composite Index℠ (reflects no deduction for fees, expenses, or taxes)	(1.22)%	7.73%	9.40%

(a)  From October 2, 2009

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since October 2009.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

Shares generally are available only to certain accounts for which Fidelity provides recordkeeping services. You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet

Plan Accounts: www.401k.com	All Other Accounts: www.fidelity.com

Phone

Plan Accounts:

For Individual Accounts (investing through a retirement plan sponsor or other institution), refer to your plan materials or contact that institution directly.

For Retirement Plan Level Accounts:

Corporate Clients 1-800-962-1375

"Not for Profit" Clients 1-800-343-0860

All Other Accounts:

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Plan Accounts:
Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015
All Other Accounts:
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

TDD- Service for the Deaf and Hearing Impaired

All Accounts:

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity® Simplified Employee Pension-IRA and Keogh accounts	$500
Through regular investment plans in Fidelity® Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Freedom® Index 2035 Fund/Fidelity Freedom® Index 2035 Fund

Investment Objective

The fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.15%
Acquired fund fees and expenses	0.09%
Total annual operating expenses(a)	0.24%
Fee waiver and/or expense reimbursement(b)	0.08%
Total annual operating expenses after fee waiver and/or expense reimbursement(a)	0.16%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

(b)  Fidelity Management & Research Company (FMR) has contractually agreed to reimburse the class of shares of the fund to the extent that total operating expenses (including acquired fund fees and expenses, but excluding interest, certain taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses, if any, incurred by the fund or an acquired fund in which the fund invests) exceed 0.16% of its average net assets. This arrangement will remain in effect through May 31, 2019. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$16
3 years	$52
5 years	$108
10 years	$279

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 11% of the average value of its portfolio.

Principal Investment Strategies
  FMR Co., Inc (FMRC) may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of Fidelity® domestic equity funds (including commodity funds), international funds (developed and emerging markets), bond funds (including treasury inflation-protected security funds), and short-term funds (underlying Fidelity® funds), each of which (excluding the money market fund) seeks to provide investment results that correspond to the total return of a specific index or market segment.
  Allocating assets among underlying Fidelity® funds according to an asset allocation strategy shown in the "glide path" below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Freedom® Index Income Fund (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2035)).

  Using an asset allocation among underlying Fidelity® funds as of March 31, 2016, of approximately:

Bond Funds*
Investment-Grade Bond Fund	10.0%
Inflation-Protected Bond Fund	0.0%
Domestic Equity Funds*
Domestic Equity Fund	61.6%
Commodity Fund	1.4%
International Equity Funds*
International Equity Fund	27.0%
Short-Term Funds*
Short-Term Fund	0.0%

* FMRC may change these percentages over time.
  Designed for investors who anticipate retiring in or within a few years of 2035 (target retirement date) at or around age 65 and plan to gradually withdraw the value of their account in the fund over time.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment.  The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
  Correlation to Index.  The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index.
  Leverage Risk.  Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.401k.com and log in (plan accounts) or www.fidelity.com (all other accounts) for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	11.11%	September 30, 2010
Lowest Quarter Return	(12.95)%	September 30, 2011
Year-to-Date Return	0.81%	March 31, 2016

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015	Past 1 year	Past 5 years	Life of class(a)
Fidelity Freedom® Index 2035 Fund
Return Before Taxes	(1.51)%	6.45%	8.69%
Return After Taxes on Distributions	(2.04)%	5.91%	8.16%
Return After Taxes on Distributions and Sale of Fund Shares	(0.53)%	4.99%	6.87%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	1.38%	12.57%	14.05%
Fidelity Freedom Index 2035 Composite Index℠ (reflects no deduction for fees, expenses, or taxes)	(1.43)%	8.29%	10.05%

(a)  From October 2, 2009

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since October 2009.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

Shares generally are available only to certain accounts for which Fidelity provides recordkeeping services. You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet

Plan Accounts: www.401k.com	All Other Accounts: www.fidelity.com

Phone

Plan Accounts:

For Individual Accounts (investing through a retirement plan sponsor or other institution), refer to your plan materials or contact that institution directly.

For Retirement Plan Level Accounts:

Corporate Clients 1-800-962-1375

"Not for Profit" Clients 1-800-343-0860

All Other Accounts:

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Plan Accounts:
Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015
All Other Accounts:
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

TDD- Service for the Deaf and Hearing Impaired

All Accounts:

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity® Simplified Employee Pension-IRA and Keogh accounts	$500
Through regular investment plans in Fidelity® Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Freedom® Index 2040 Fund/Fidelity Freedom® Index 2040 Fund

Investment Objective

The fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.15%
Acquired fund fees and expenses	0.09%
Total annual operating expenses(a)	0.24%
Fee waiver and/or expense reimbursement(b)	0.08%
Total annual operating expenses after fee waiver and/or expense reimbursement(a)	0.16%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

(b)  Fidelity Management & Research Company (FMR) has contractually agreed to reimburse the class of shares of the fund to the extent that total operating expenses (including acquired fund fees and expenses, but excluding interest, certain taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses, if any, incurred by the fund or an acquired fund in which the fund invests) exceed 0.16% of its average net assets. This arrangement will remain in effect through May 31, 2019. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$16
3 years	$52
5 years	$108
10 years	$279

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies
  FMR Co., Inc (FMRC) may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of Fidelity® domestic equity funds (including commodity funds), international funds (developed and emerging markets), bond funds (including treasury inflation-protected security funds), and short-term funds (underlying Fidelity® funds), each of which (excluding the money market fund) seeks to provide investment results that correspond to the total return of a specific index or market segment.
  Allocating assets among underlying Fidelity® funds according to an asset allocation strategy shown in the "glide path" below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Freedom® Index Income Fund (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2040)).

  Using an asset allocation among underlying Fidelity® funds as of March 31, 2016, of approximately:

Bond Funds*
Investment-Grade Bond Fund	10.0%
Inflation-Protected Bond Fund	0.0%
Domestic Equity Funds*
Domestic Equity Fund	61.6%
Commodity Fund	1.4%
International Equity Funds*
International Equity Fund	27.0%
Short-Term Funds*
Short-Term Fund	0.0%

* FMRC may change these percentages over time.
  Designed for investors who anticipate retiring in or within a few years of 2040 (target retirement date) at or around age 65 and plan to gradually withdraw the value of their account in the fund over time.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment.  The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
  Correlation to Index.  The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index.
  Leverage Risk.  Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.401k.com and log in (plan accounts) or www.fidelity.com (all other accounts) for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	11.21%	September 30, 2010
Lowest Quarter Return	(13.08)%	September 30, 2011
Year-to-Date Return	0.81%	March 31, 2016

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015	Past 1 year	Past 5 years	Life of class(a)
Fidelity Freedom® Index 2040 Fund
Return Before Taxes	(1.50)%	6.52%	8.79%
Return After Taxes on Distributions	(2.02)%	5.98%	8.26%
Return After Taxes on Distributions and Sale of Fund Shares	(0.52)%	5.04%	6.95%
S&P 500® Index (reflects no deduction for fees, expenses,or taxes)	1.38%	12.57%	14.05%
Fidelity Freedom Index 2040 Composite Index℠ (reflects no deduction for fees, expenses,or taxes)	(1.43)%	8.39%	10.15%

(a)  From October 2, 2009

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since October 2009.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

Shares generally are available only to certain accounts for which Fidelity provides recordkeeping services. You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet

Plan Accounts: www.401k.com	All Other Accounts: www.fidelity.com

Phone

Plan Accounts:

For Individual Accounts (investing through a retirement plan sponsor or other institution), refer to your plan materials or contact that institution directly.

For Retirement Plan Level Accounts:

Corporate Clients 1-800-962-1375

"Not for Profit" Clients 1-800-343-0860

All Other Accounts:

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Plan Accounts:
Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015
All Other Accounts:
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

TDD- Service for the Deaf and Hearing Impaired

All Accounts:

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity® Simplified Employee Pension-IRA and Keogh accounts	$500
Through regular investment plans in Fidelity® Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Freedom® Index 2045 Fund/Fidelity Freedom® Index 2045 Fund

Investment Objective

The fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.15%
Acquired fund fees and expenses	0.09%
Total annual operating expenses(a)	0.24%
Fee waiver and/or expense reimbursement(b)	0.08%
Total annual operating expenses after fee waiver and/or expense reimbursement(a)	0.16%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

(b)  Fidelity Management & Research Company (FMR) has contractually agreed to reimburse the class of shares of the fund to the extent that total operating expenses (including acquired fund fees and expenses, but excluding interest, certain taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses, if any, incurred by the fund or an acquired fund in which the fund invests) exceed 0.16% of its average net assets. This arrangement will remain in effect through May 31, 2019. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$16
3 years	$52
5 years	$108
10 years	$279

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 8% of the average value of its portfolio.

Principal Investment Strategies
  FMR Co., Inc (FMRC) may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of Fidelity® domestic equity funds (including commodity funds), international funds (developed and emerging markets), bond funds (including treasury inflation-protected security funds), and short-term funds (underlying Fidelity® funds), each of which (excluding the money market fund) seeks to provide investment results that correspond to the total return of a specific index or market segment.
  Allocating assets among underlying Fidelity® funds according to an asset allocation strategy shown in the "glide path" below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Freedom® Index Income Fund (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2045)).

  Using an asset allocation among underlying Fidelity® funds as of March 31, 2016, of approximately:

Bond Funds*
Investment-Grade Bond Fund	10.0%
Inflation-Protected Bond Fund	0.0%
Domestic Equity Funds*
Domestic Equity Fund	61.6%
Commodity Fund	1.4%
International Equity Funds*
International Equity Fund	27.0%
Short-Term Funds*
Short-Term Fund	0.0%

* FMRC may change these percentages over time.
  Designed for investors who anticipate retiring in or within a few years of 2045 (target retirement date) at or around age 65 and plan to gradually withdraw the value of their account in the fund over time.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment.  The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
  Correlation to Index.  The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index.
  Leverage Risk.  Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.401k.com and log in (plan accounts) or www.fidelity.com (all other accounts) for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	11.42%	September 30, 2010
Lowest Quarter Return	(13.42)%	September 30, 2011
Year-to-Date Return	0.87%	March 31, 2016

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015	Past 1 year	Past 5 years	Life of class(a)
Fidelity Freedom® Index 2045 Fund
Return Before Taxes	(1.55)%	6.59%	8.88%
Return After Taxes on Distributions	(2.07)%	6.07%	8.37%
Return After Taxes on Distributions and Sale of Fund Shares	(0.55)%	5.11%	7.04%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	1.38%	12.57%	14.05%
Fidelity Freedom Index 2045 Composite Index℠ (reflects no deduction for fees, expenses, or taxes)	(1.43)%	8.50%	10.28%

(a)  From October 2, 2009

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since October 2009.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

Shares generally are available only to certain accounts for which Fidelity provides recordkeeping services. You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet

Plan Accounts: www.401k.com	All Other Accounts: www.fidelity.com

Phone

Plan Accounts:

For Individual Accounts (investing through a retirement plan sponsor or other institution), refer to your plan materials or contact that institution directly.

For Retirement Plan Level Accounts:

Corporate Clients 1-800-962-1375

"Not for Profit" Clients 1-800-343-0860

All Other Accounts:

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Plan Accounts:
Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015
All Other Accounts:
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

TDD- Service for the Deaf and Hearing Impaired

All Accounts:

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity® Simplified Employee Pension-IRA and Keogh accounts	$500
Through regular investment plans in Fidelity® Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Freedom® Index 2050 Fund/Fidelity Freedom® Index 2050 Fund

Investment Objective

The fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.15%
Acquired fund fees and expenses	0.09%
Total annual operating expenses(a)	0.24%
Fee waiver and/or expense reimbursement(b)	0.08%
Total annual operating expenses after fee waiver and/or expense reimbursement(a)	0.16%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

(b)  Fidelity Management & Research Company (FMR) has contractually agreed to reimburse the class of shares of the fund to the extent that total operating expenses (including acquired fund fees and expenses, but excluding interest, certain taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses, if any, incurred by the fund or an acquired fund in which the fund invests) exceed 0.16% of its average net assets. This arrangement will remain in effect through May 31, 2019. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$16
3 years	$52
5 years	$108
10 years	$279

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies
  FMR Co., Inc (FMRC) may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of Fidelity® domestic equity funds (including commodity funds), international funds (developed and emerging markets), bond funds (including treasury inflation-protected security funds), and short-term funds (underlying Fidelity® funds), each of which (excluding the money market fund) seeks to provide investment results that correspond to the total return of a specific index or market segment.
  Allocating assets among underlying Fidelity® funds according to an asset allocation strategy shown in the "glide path" below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Freedom Index® Income Fund (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2050)).

  Using an asset allocation among underlying Fidelity® funds as of March 31, 2016, of approximately:

Bond Funds*
Investment-Grade Bond Fund	10.0%
Inflation-Protected Bond Fund	0.0%
Domestic Equity Funds*
Domestic Equity Fund	61.6%
Commodity Fund	1.4%
International Equity Funds*
International Equity Fund	27.0%
Short-Term Funds*
Short-Term Fund	0.0%

* FMRC may change these percentages over time.
  Designed for investors who anticipate retiring in or within a few years of 2050 (target retirement date) at or around age 65 and plan to gradually withdraw the value of their account in the fund over time.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment.  The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
  Correlation to Index.  The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index.
  Leverage Risk.  Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.401k.com and log in (plan accounts) or www.fidelity.com (all other accounts) for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	11.95%	September 30, 2010
Lowest Quarter Return	(14.12)%	September 30, 2011
Year-to-Date Return	0.86%	March 31, 2016

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015	Past 1 year	Past 5 years	Life of class(a)
Fidelity Freedom® Index 2050 Fund
Return Before Taxes	(1.53)%	6.57%	8.96%
Return After Taxes on Distributions	(2.05)%	6.06%	8.47%
Return After Taxes on Distributions and Sale of Fund Shares	(0.54)%	5.10%	7.11%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	1.38%	12.57%	14.05%
Fidelity Freedom Index 2050 Composite Index℠ (reflects no deduction for fees, expenses, or taxes)	(1.43)%	8.52%	10.38%

(a)  From October 2, 2009

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since October 2009.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

Shares generally are available only to certain accounts for which Fidelity provides recordkeeping services. You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet

Plan Accounts: www.401k.com	All Other Accounts: www.fidelity.com

Phone

Plan Accounts:

For Individual Accounts (investing through a retirement plan sponsor or other institution), refer to your plan materials or contact that institution directly.

For Retirement Plan Level Accounts:

Corporate Clients 1-800-962-1375

"Not for Profit" Clients 1-800-343-0860

All Other Accounts:

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Plan Accounts:
Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015
All Other Accounts:
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

TDD- Service for the Deaf and Hearing Impaired

All Accounts:

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity® Simplified Employee Pension-IRA and Keogh accounts	$500
Through regular investment plans in Fidelity® Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Freedom® Index 2055 Fund/Fidelity Freedom® Index 2055 Fund

Investment Objective

The fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.15%
Acquired fund fees and expenses	0.09%
Total annual operating expenses(a)	0.24%
Fee waiver and/or expense reimbursement(b)	0.08%
Total annual operating expenses after fee waiver and/or expense reimbursement(a)	0.16%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

(b)  Fidelity Management & Research Company (FMR) has contractually agreed to reimburse the class of shares of the fund to the extent that total operating expenses (including acquired fund fees and expenses, but excluding interest, certain taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses, if any, incurred by the fund or an acquired fund in which the fund invests) exceed 0.16% of its average net assets. This arrangement will remain in effect through May 31, 2019. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$16
3 years	$52
5 years	$108
10 years	$279

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies
  FMR Co., Inc (FMRC) may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of Fidelity® domestic equity funds (including commodity funds), international funds (developed and emerging markets), bond funds (including treasury inflation-protected security funds), and short-term funds (underlying Fidelity® funds), each of which (excluding the money market fund) seeks to provide investment results that correspond to the total return of a specific index or market segment.
  Allocating assets among underlying Fidelity® funds according to an asset allocation strategy shown in the "glide path" below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Freedom® Index Income Fund (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2055)).

  Using an asset allocation among underlying Fidelity® funds as of March 31, 2016, of approximately:

Bond Funds*
Investment-Grade Bond Fund	10.0%
Inflation-Protected Bond Fund	0.0%
Domestic Equity Funds*
Domestic Equity Fund	61.6%
Commodity Fund	1.4%
International Equity Funds*
International Equity Fund	27.0%
Short-Term Funds*
Short-Term Fund	0.0%

* FMRC may change these percentages over time.
  Designed for investors who anticipate retiring in or within a few years of 2055 (target retirement date) at or around age 65 and plan to gradually withdraw the value of their account in the fund over time.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment.  The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
  Correlation to Index.  The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index.
  Leverage Risk.  Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.401k.com and log in (plan accounts) or www.fidelity.com (all other accounts) for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	10.04%	March 31, 2012
Lowest Quarter Return	(7.78)%	September 30, 2015
Year-to-Date Return	0.84%	March 31, 2016

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015	Past 1 year	Life of class(a)
Fidelity Freedom® Index 2055 Fund
Return Before Taxes	(1.59)%	6.33%
Return After Taxes on Distributions	(2.23)%	5.75%
Return After Taxes on Distributions and Sale of Fund Shares	(0.57)%	4.87%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	1.38%	12.49%
Fidelity Freedom Index 2055 Composite Index℠ (reflects no deduction for fees, expenses, or taxes)	(1.43)%	8.27%

(a)  From June 1, 2011

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

Shares generally are available only to certain accounts for which Fidelity provides recordkeeping services. You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet

Plan Accounts: www.401k.com	All Other Accounts: www.fidelity.com

Phone

Plan Accounts:

For Individual Accounts (investing through a retirement plan sponsor or other institution), refer to your plan materials or contact that institution directly.

For Retirement Plan Level Accounts:

Corporate Clients 1-800-962-1375

"Not for Profit" Clients 1-800-343-0860

All Other Accounts:

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Plan Accounts:
Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015
All Other Accounts:
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

TDD- Service for the Deaf and Hearing Impaired

All Accounts:

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity® Simplified Employee Pension-IRA and Keogh accounts	$500
Through regular investment plans in Fidelity® Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Freedom® Index 2060 Fund/Fidelity Freedom® Index 2060 Fund

Investment Objective

The fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.15%
Acquired fund fees and expenses	0.09%
Total annual operating expenses(a)	0.24%
Fee waiver and/or expense reimbursement(b)	0.08%
Total annual operating expenses after fee waiver and/or expense reimbursement(a)	0.16%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

(b)  Fidelity Management & Research Company (FMR) has contractually agreed to reimburse the class of shares of the fund to the extent that total operating expenses (including acquired fund fees and expenses, but excluding interest, certain taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses, if any, incurred by the fund or an acquired fund in which the fund invests) exceed 0.16% of its average net assets. This arrangement will remain in effect through May 31, 2019. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$16
3 years	$52
5 years	$108
10 years	$279

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 8% of the average value of its portfolio.

Principal Investment Strategies
  FMR Co., Inc (FMRC) may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of Fidelity® domestic equity funds (including commodity funds), international funds (developed and emerging markets), bond funds (including treasury inflation-protected security funds), and short-term funds (underlying Fidelity® funds), each of which (excluding the money market fund) seeks to provide investment results that correspond to the total return of a specific index or market segment.
  Allocating assets among underlying Fidelity® funds according to an asset allocation strategy shown in the "glide path" below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Freedom® Index Income Fund (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2060)).

  Using an asset allocation among underlying Fidelity® funds as of March 31, 2016, of approximately:

Bond Funds*
Investment-Grade Bond Fund	10.0%
Inflation-Protected Bond Fund	0.0%
Domestic Equity Funds*
Domestic Equity Fund	61.6%
Commodity Fund	1.4%
International Equity Funds*
International Equity Fund	27.0%
Short-Term Funds*
Short-Term Fund	0.0%

* FMRC may change these percentages over time.
  Designed for investors who anticipate retiring in or within a few years of 2060 (target retirement date) at or around age 65 and plan to gradually withdraw the value of their account in the fund over time.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment.  The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
  Correlation to Index.  The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index.
  Leverage Risk.  Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.401k.com and log in (plan accounts) or www.fidelity.com (all other accounts) for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	4.33%	December 31, 2015
Lowest Quarter Return	(7.83)%	September 30, 2015
Year-to-Date Return	0.82%	March 31, 2016

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015	Past 1 year	Life of class(a)
Fidelity Freedom® Index 2060 Fund
Return Before Taxes	(1.53)%	0.70%
Return After Taxes on Distributions	(1.99)%	0.11%
Return After Taxes on Distributions and Sale of Fund Shares	(0.57)%	0.51%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	1.38%	6.79%
Fidelity Freedom Index 2060 Composite Index℠ (reflects no deduction for fees,expenses, or taxes)	(1.43)%	0.87%

(a)  From August 5, 2014

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) and Brett Sumsion (co-manager) have managed the fund since August 2014.

Purchase and Sale of Shares

Shares generally are available only to certain accounts for which Fidelity provides recordkeeping services. You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet

Plan Accounts: www.401k.com	All Other Accounts: www.fidelity.com

Phone

Plan Accounts:

For Individual Accounts (investing through a retirement plan sponsor or other institution), refer to your plan materials or contact that institution directly.

For Retirement Plan Level Accounts:

Corporate Clients 1-800-962-1375

"Not for Profit" Clients 1-800-343-0860

All Other Accounts:

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Plan Accounts:
Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015
All Other Accounts:
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

TDD- Service for the Deaf and Hearing Impaired

All Accounts:

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity® Simplified Employee Pension-IRA and Keogh accounts	$500
Through regular investment plans in Fidelity® Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Basics

Investment Details

Investment Objective

Fidelity Freedom® Index Income Fund seeks high current income and, as a secondary objective, capital appreciation.

Each of Fidelity Freedom® Index 2005 Fund, Fidelity Freedom® Index 2010 Fund, Fidelity Freedom® Index 2015 Fund, Fidelity Freedom® Index 2020 Fund, Fidelity Freedom® Index 2025 Fund, Fidelity Freedom® Index 2030 Fund, Fidelity Freedom® Index 2035 Fund, Fidelity Freedom® Index 2040 Fund, Fidelity Freedom® Index 2045 Fund, Fidelity Freedom® Index 2050 Fund, Fidelity Freedom® Index 2055 Fund, and Fidelity Freedom® Index 2060 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Principal Investment Strategies

The Adviser invests each fund's assets in a combination of Fidelity® funds: domestic equity funds (including commodity funds), international equity funds (developed and emerging markets), bond funds (including treasury inflation-protected security funds), and short-term funds (underlying Fidelity® funds). The funds differ primarily due to their asset allocations among these fund types. Because each fund allocates its assets among the underlying Fidelity® funds based on fund types rather than on the actual holdings of the underlying Fidelity® funds, each fund may have greater exposure to an asset class to the extent that an underlying Fidelity® fund holds securities of more than one asset class. The target asset allocation strategy for each fund is designed to provide an approach to asset allocation that is neither overly aggressive nor overly conservative.

The Adviser allocates the assets of each fund (except Fidelity Freedom® Index Income Fund) among underlying Fidelity® funds according to an asset allocation strategy that becomes increasingly conservative over time. Each fund's name refers to the approximate retirement year of the investors for whom the fund's asset allocation strategy is designed. For example, Fidelity Freedom® Index 2060 Fund, which is designed for investors planning to retire around the year 2060 and at or around age 65, has a relatively aggressive target asset allocation, with a substantial portion of its assets invested in domestic equity funds and international equity funds and a modest portion of its assets invested in bond funds. By contrast, Fidelity Freedom® Index 2005 Fund, which has reached its target retirement year, has a relatively more conservative target asset allocation, with less than half of its assets invested in domestic equity funds and international equity funds and the majority of its assets invested in bond funds and short-term funds.

Fidelity Freedom® Index Income Fund is designed for investors in their retirement years. The Adviser allocates the fund's assets according to a stable target asset allocation that emphasizes bond funds and short-term funds but also includes a small amount of domestic equity funds and international equity funds.

Selecting a Fidelity Freedom® Index Fund

There are many considerations relevant to fund selection, including your individual income replacement goals (i.e., how much income do you expect to need in retirement), other expected income after retirement, inflation, other assets and risk tolerance. You should also consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund or a collection of funds will provide sufficient income in your retirement years. When selecting a fund, in addition to the considerations discussed above, you may wish to consider a fund with a target year near the year in which you anticipate your retirement to begin, having reached the age of at or around 65. It is important to note that the funds' asset allocation strategy is designed to provide income for shareholders through their retirement years and assumes that an investor will withdraw the value of his or her account gradually after retirement. Meeting your retirement goals is dependent upon many factors, including the amount you save and the period over which you do so. Investors should select the fund that best meets their individual circumstances and investment goals.

Asset Allocation Framework

The following chart illustrates how each fund's approximate asset allocation among domestic equity funds, international equity funds, bond funds, and short-term funds is expected to change over time. The funds' actual target asset allocations may differ from this illustration.

When the target asset allocation of a fund matches Fidelity Freedom® Index Income Fund's target asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Freedom® Index Income Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Freedom® Index Income Fund.

The Adviser intends to manage each fund according to its target asset allocation strategy, and does not intend to trade actively among underlying Fidelity® funds or intend to attempt to capture short-term market opportunities. However, the Adviser may modify the target asset allocation strategy for any fund and modify the selection of underlying Fidelity® funds for any fund from time to time.

Description of Underlying Fidelity® Funds

Each fund invests in underlying Fidelity® funds.

Although the underlying Fidelity® funds are categorized generally as domestic equity, international equity, bond, and short-term funds, many of the underlying Fidelity® funds may invest in a mix of securities of foreign and domestic issuers, investment-grade bonds, and other securities. Many of the underlying Fidelity® funds may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease a fund's exposure to changing security prices or other factors that affect security values. Each fund will purchase Class F shares of any underlying Fidelity® fund that offers Class F shares. The Adviser may modify the selection of underlying Fidelity® funds for any fund from time to time. When modifying the selection of underlying Fidelity® funds and transitioning in or out of one or more underlying Fidelity® funds, the Adviser may invest a fund's assets directly in securities for a period of time.

A brief description of the underlying Fidelity® funds each fund may utilize as of the date of this prospectus, is provided in the funds' Statement of Additional Information (SAI). More detailed information about each underlying Fidelity® fund is available in each underlying Fidelity® fund's prospectus.

The following table lists the underlying Fidelity® funds in which each fund currently may invest and each fund's approximate asset allocation to each underlying Fidelity® fund as of March 31, 2016. The Adviser may change these percentages over time.

Fund Categories	Fidelity Freedom® Index Income Fund	Fidelity Freedom® Index 2005 Fund	Fidelity Freedom® Index 2010 Fund	Fidelity Freedom® Index 2015 Fund	Fidelity Freedom® Index 2020 Fund	Fidelity Freedom® Index 2025 Fund	Fidelity Freedom® Index 2030 Fund	Fidelity Freedom® Index 2035 Fund	Fidelity Freedom® Index 2040 Fund	Fidelity Freedom® Index 2045 Fund	Fidelity Freedom® Index 2050 Fund	Fidelity Freedom® Index 2055 Fund	Fidelity Freedom® Index 2060 Fund
DOMESTIC EQUITY FUNDS
Domestic Equity Funds
Spartan® Total Market Index Fund(a)	15.7%	24.5%	30.7%	36.7%	40.7%	45.3%	55.3%	61.7%	61.7%	61.7%	61.7%	61.7%	61.7%
Commodity Funds
Fidelity® Series Commodity Strategy Fund	1.1%	1.1%	1.1%	1.2%	1.2%	1.3%	1.3%	1.3%	1.3%	1.3%	1.3%	1.3%	1.3%
INTERNATIONAL EQUITY FUNDS
Developed International Equity Funds
Fidelity® Series Global ex U.S. Index Fund	7.2%	11.0%	13.6%	16.2%	18.0%	20.0%	24.3%	27.0%	27.0%	27.0%	27.0%	27.0%	27.0%
BOND FUNDS
Investment Grade Bond Funds
Spartan® U.S. Bond Index Fund(a)	40.1%	36.8%	34.2%	31.5%	29.9%	27.9%	18.4%	10.0%	10.0%	10.0%	10.0%	10.0%	10.0%
Inflation-Protected Bond Funds
Fidelity® Series Inflation-Protected Bond Index Fund	6.0%	4.7%	3.9%	3.1%	2.3%	1.5%	0.7%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
SHORT-TERM FUNDS
Money Market Portfolio(b)	29.9%	21.9%	16.5%	11.3%	7.9%	4.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%

(a)  Effective June 14, 2016, "Fidelity" will replace "Spartan" in the fund name for each Spartan® Index Fund referenced within the prospectus,

(b)  On or about May 31, 2016, Fidelity® Series Government Money Market Fund is expected to replace Money Market Portfolio as an underlying fund for each Fidelity Freedom® Index Fund.

Principal Investment Risks

Many factors affect each fund's performance. A fund's share price changes daily based on the performance of the underlying Fidelity® funds in which it invests. The ability of each fund to meet its investment objective is directly related to its target asset allocation among underlying Fidelity® funds and the ability of those funds to meet their investment objectives. If the Adviser's asset allocation strategy does not work as intended, a fund may not achieve its objective. Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at, or after the target retirement date.

The following factors can significantly affect a fund's performance:

Asset Allocation Risk. A fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Investing in Other Funds. A fund bears all risks of investment strategies employed by the underlying funds. A fund does not control the investments of the underlying funds, which may have different investment objectives and may engage in investment strategies that a fund would not engage in directly. Aggregation of underlying fund holdings may result in indirect concentration of assets in a particular industry or group of industries, or in a single issuer, which may increase volatility.

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations, especially in foreign markets, can be dramatic over the short as well as long term, and different parts of the market, including different market sectors, and different types of equity securities can react differently to these developments. For example, stocks of companies in one sector can react differently from those in another, large cap stocks can react differently from small cap stocks, "growth" stocks can react differently from "value" stocks, and stocks selected using quantitative or technical analysis can react differently than stocks selected using fundamental analysis. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Interest Rate Changes. Debt securities, including money market securities, have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and certain types of securities, such as mortgage securities and the securities of issuers in the financial services sector, can be more sensitive to interest rate changes, meaning the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. Short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates. Securities with floating interest rates can be less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general. Securities whose payment at maturity is based on the movement of all or part of an index and inflation-protected debt securities may react differently from other types of debt securities.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations, and securities for which an entity located in a foreign country provides credit support or a maturity-shortening structure can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign exchange rates; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers or providers in, or foreign exchange rates with, a different country or region.

Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. In addition, from time to time, a small number of companies may represent a large portion of a single industry or a group of related industries as a whole, and these companies can be sensitive to adverse economic, regulatory, or financial developments.

The commodities industries can be significantly affected by the level and volatility of commodity prices; the rate of commodity consumption; world events including international monetary and political developments; import controls, export controls, and worldwide competition; exploration and production spending; and tax and other government regulations and economic conditions.

Companies in the financial services industries are highly dependent on the supply of short-term financing. The value of securities of issuers in the financial services industries can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

Subsidiary Risk. The investments held by the Subsidiary are generally similar to those that are permitted to be held by the underlying fund that invests in it and, therefore, the Subsidiary is subject to risks similar to those of such fund, including the risks associated with investing in derivatives and commodity-linked investing in general. Because the Subsidiary is organized under Cayman Islands law and is not registered under the 1940 Act, the Subsidiary is not subject to the investor protections of the 1940 Act. The underlying fund that invests in the Subsidiary relies on a private letter ruling received by other Fidelity® funds from the Internal Revenue Service with respect to its investment in the Subsidiary. Changes in U.S. or Cayman Islands laws could result in the inability of such fund and/or the Subsidiary to operate as described in this prospectus.

Prepayment. Many types of debt securities, including mortgage securities, and inflation-protected debt securities, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's credit quality or value. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes, and if the structure of a security fails to function as intended, the security could decline in value. The value of securities of smaller and medium size, less well-known issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) tend to be particularly sensitive to these changes.

Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities often fluctuates in response to company, political, or economic developments and can decline significantly over short as well as long periods of time or during periods of general or regional economic difficulty.

Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, imperfect correlation between the underlying fund's securities and those in its index, timing differences associated with additions to and deletions from the index, and changes in the shares outstanding of the component securities. An underlying index fund may not be fully invested at times, either as a result of cash flows into the underlying fund or as a result of reserves of cash held by the underlying fund to meet redemptions. The use of sampling techniques or futures or other derivative positions may affect an underlying index fund's ability to achieve close correlation with its index. In addition, an underlying index fund may not be able to invest in certain securities in its index or invest in them in the exact proportions in which they are represented in the index due to regulatory restrictions.

Leverage Risk. Derivatives and forward-settling securities involve leverage because they can provide investment exposure in an amount exceeding the initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly. A small change in the underlying asset, instrument, or index can lead to a significant loss. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions. Forward-settling securities also involve the risk that a security will not be issued, delivered, or paid for when anticipated. Government legislation or regulation could affect the use of these transactions and could limit a fund's ability to pursue its investment strategies.

Inflation-Protected Debt Exposure. Inflation-protected debt securities tend to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation.

Commodity-Linked Investing. The performance of commodities, commodity-linked swaps, futures, notes, and other commodity-related investments may depend on the performance of the overall commodities markets and on other factors that affect the value of commodities, including weather, political, tax, and other regulatory and market developments. Commodity-linked instruments may be leveraged. For example, the price of a three-times leveraged commodity-linked note may change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying index. Commodity-linked investments may be hybrid instruments that can have substantial risk of loss with respect to both principal and interest. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures, are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer's creditworthiness deteriorates. As a result, returns of commodity-linked investments may deviate significantly from the return of the underlying commodity, instruments, or measures.

In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect its performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The following is fundamental, that is, subject to change only by shareholder approval:

Fidelity Freedom® Index Income Fund seeks high current income and, as a secondary objective, capital appreciation.

Each of Fidelity Freedom® Index 2005 Fund, Fidelity Freedom® Index 2010 Fund, Fidelity Freedom® Index 2015 Fund, Fidelity Freedom® Index 2020 Fund, Fidelity Freedom® Index 2025 Fund, Fidelity Freedom® Index 2030 Fund, Fidelity Freedom® Index 2035 Fund, Fidelity Freedom® Index 2040 Fund, Fidelity Freedom® Index 2045 Fund, Fidelity Freedom® Index 2050 Fund, Fidelity Freedom® Index 2055 Fund, and Fidelity Freedom® Index 2060 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Valuing Shares

Each fund is open for business each day the NYSE is open.

NAV is the value of a single share. Fidelity normally calculates NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. Each fund's assets normally are valued as of this time for the purpose of computing NAV. Fidelity calculates NAV separately for each class of shares of a multiple class fund.

NAV is not calculated and a fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

NAV is calculated using the values of the underlying Fidelity® funds in which a fund invests. Shares of underlying Fidelity® funds are valued at their respective NAVs. For an explanation of the circumstances under which the underlying Fidelity® funds will use fair value pricing and the effects of using fair value pricing, see the underlying Fidelity® funds' prospectuses and SAIs.

To the extent that underlying Fidelity® fund assets are traded in other markets on days when a fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some underlying Fidelity® fund assets may not occur on days when a fund is open for business.

Shareholder Information

Additional Information about the Purchase and Sale of Shares

As used in this prospectus, the term "shares" generally refers to the shares offered through this prospectus.

General Information

Information on Fidelity

Fidelity Investments was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is one of the world's largest providers of financial services.

In addition to its mutual fund business, the company operates one of America's leading brokerage firms, Fidelity Brokerage Services LLC. Fidelity is also a leader in providing tax-advantaged retirement plans for individuals investing on their own or through their employer.

Ways to Invest

Subject to the purchase and sale requirements stated in this prospectus, you may buy or sell shares through a Fidelity® brokerage account or a Fidelity® mutual fund account. If you buy or sell shares (other than by exchange) through a Fidelity® brokerage account, your transactions generally involve your Fidelity® brokerage core (a settlement vehicle included as part of your Fidelity® brokerage account).

If you do not currently have a Fidelity® brokerage account or a Fidelity® mutual fund account and would like to invest in a fund, you may need to complete an application. For more information about a Fidelity® brokerage account or a Fidelity® mutual fund account, please visit Fidelity's web site at www.fidelity.com, call 1-800-FIDELITY, or visit a Fidelity Investor Center (call 1-800-544-9797 for the center nearest you).

You may also buy or sell shares through a retirement account (such as an IRA or an account funded through salary deduction) or an investment professional. Retirement specialists are available at 1-800-544-4774 to answer your questions about Fidelity® retirement products. If you buy or sell shares through a retirement account or an investment professional, the procedures for buying, selling, and exchanging shares and the account features, policies, and fees may differ from those discussed in this prospectus. Fees in addition to those discussed in this prospectus may apply. For example, you may be charged a transaction fee if you buy or sell shares through a non-Fidelity broker or other investment professional.

Information on Placing Orders

You should include the following information with any order:

  Your name
  Your account number
  Type of transaction requested
  Name(s) of fund(s) and class(es)
  Dollar amount or number of shares

Certain methods of contacting Fidelity may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted.

Frequent Purchases and Redemptions

A fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to a fund (such as brokerage commissions or spreads paid to dealers who sell money market instruments), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund's NAV.

Each fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive trading than those stated in this prospectus.

Excessive Trading Policy

The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Excessive trading activity in a fund is measured by the number of roundtrip transactions in a shareholder's account and each class of a multiple class fund is treated separately. A roundtrip transaction occurs when a shareholder sells fund shares (including exchanges) within 30 days of the purchase date.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity® funds within any rolling 12-month period will be blocked for at least 85 days from additional purchases or exchange purchases across all Fidelity® funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block. Repeat offenders may be subject to long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder's control at any time. In addition to enforcing these roundtrip limitations, the fund may in its discretion restrict, reject, or cancel any purchases or exchanges that, in the Adviser's opinion, may be disruptive to the management of the fund or otherwise not be in the fund's interests.

Exceptions

The following transactions are exempt from the fund's excessive trading policy described above: (i) transactions of $1,000 or less, (ii) systematic withdrawal and/or contribution programs, (iii) mandatory retirement distributions, and (iv) transactions initiated by a plan sponsor or sponsors of certain employee benefit plans or other related accounts. In addition, the fund's excessive trading policy does not apply to transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund of fund(s), or other strategy funds. A qualified fund of fund(s) is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the fund's excessive trading policies to shareholders at the fund of fund(s) level, or demonstrates that the fund of fund(s) has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the fund's Treasurer.

Omnibus Accounts

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers, and third-party administrators. Individual trades in omnibus accounts are often not disclosed to the fund, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts is likely to go undetected by the fund and may increase costs to the fund and disrupt its portfolio management.

Under policies adopted by the Board of Trustees, intermediaries will be permitted to apply the fund's excessive trading policy (described above), or their own excessive trading policy if approved by the Adviser. In these cases, the fund will typically not request or receive individual account data but will rely on the intermediary to monitor trading activity in good faith in accordance with its or the fund's policies. Reliance on intermediaries increases the risk that excessive trading may go undetected. For other intermediaries, the fund will generally monitor trading activity at the omnibus account level to attempt to identify disruptive trades. The fund may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the fund's policy to transactions that exceed thresholds established by the Board of Trustees. The fund may prohibit purchases of fund shares by an intermediary or by some or all of any intermediary's clients. There is no assurance that the Adviser will request data with sufficient frequency to detect or deter excessive trading in omnibus accounts effectively.

If you purchase or sell fund shares through a financial intermediary, you may wish to contact the intermediary to determine the policies applicable to your account.

Retirement Plans

For employer-sponsored retirement plans, only participant directed exchanges count toward the roundtrip limits. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

Qualified Wrap Programs

The fund will monitor aggregate trading activity of adviser transactions to attempt to identify excessive trading in qualified wrap programs, as defined below. Excessive trading by an adviser will lead to fund blocks and the wrap program will lose its qualified status. Transactions of an adviser will not be matched with client-directed transactions unless the wrap program ceases to be a qualified wrap program (but all client-directed transactions will be subject to the fund's excessive trading policy).

A qualified wrap program is: (i) a program whose adviser certifies that it has investment discretion over $100 million or more in client assets invested in mutual funds at the time of the certification, (ii) a program in which the adviser directs transactions in the accounts participating in the program in concert with changes in a model portfolio, and (iii) managed by an adviser who agrees to give the Adviser sufficient information to permit the Adviser to identify the individual accounts in the wrap program.

Other Information about the Excessive Trading Policy

The fund's Treasurer is authorized to suspend the fund's policies during periods of severe market turbulence or national emergency. The fund reserves the right to modify its policies at any time without prior notice.

The fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

As described in "Valuing Shares," the fund also uses fair value pricing to help reduce arbitrage opportunities available to short-term traders. There is no assurance that the fund's excessive trading policy will be effective, or will successfully detect or deter excessive or disruptive trading.

Buying Shares

Eligibility

Shares generally are available only to certain accounts for which Fidelity provides recordkeeping services.

Minimum Waivers

There is no minimum balance or purchase minimum for investments through Portfolio Advisory Services, a mutual fund or a qualified tuition program for which Fidelity serves as investment manager, certain Fidelity® retirement accounts funded through salary deduction, or fund positions opened with the proceeds of distributions from such retirement accounts or from a Fidelity® systematic withdrawal service. In addition, each fund may waive or lower purchase minimums in other circumstances.

Price to Buy

The price to buy one share is its NAV. Shares are sold without a sales charge.

Shares will be bought at the NAV next calculated after your investment is received in proper form.

Each fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the NAV next calculated after the order is received by the authorized intermediary.

Provided a fund receives an order to buy shares in proper form before the close of business, the fund may place an order to buy shares of an underlying Fidelity® fund after the close of business, pursuant to a pre-determined allocation, and receive that day's NAV.

Shares are generally available only to investors residing in the United States.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

If your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.

Certain financial institutions that have entered into sales agreements with FDC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when fund shares are priced on the following business day. If payment is not received by that time, the order will be canceled and the financial institution could be held liable for resulting fees or losses.

Under applicable anti-money laundering rules and other regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Selling Shares

The price to sell one share is its NAV.

Shares will be sold at the NAV next calculated after an order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect a fund.

Each fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the NAV next calculated after the order is received by the authorized intermediary.

Provided a fund receives an order to sell shares in proper form before the close of business, the fund may place an order to sell shares of an underlying Fidelity® fund after the close of business, pursuant to a pre-determined allocation, and receive that day's NAV.

A signature guarantee is designed to protect you and Fidelity from fraud. If you hold your shares in a Fidelity® mutual fund account and submit your request to Fidelity by mail, Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  When you wish to sell more than $100,000 worth of shares.
  When the address on your account (record address) has changed within the last 15 days or you are requesting that a check be mailed to an address different than the record address.
  When you are requesting that redemption proceeds be paid to someone other than the account owner.
  In certain situations when the redemption proceeds are being transferred to a Fidelity® mutual fund account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker (including Fidelity® Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

  If you are selling some but not all of the shares held in your Fidelity® mutual fund account, keep your fund balance above the required minimum to keep your fund position open, except fund positions not subject to balance minimums.
  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if the Adviser determines it is in the best interests of a fund.
  You will not receive interest on amounts represented by uncashed redemption checks.
  If you hold your shares in a Fidelity® mutual fund account and your redemption check remains uncashed for six months, the check may be invested in additional shares at the NAV next calculated on the day of the investment.
  Under applicable anti-money laundering rules and other regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a shareholder, you have the privilege of exchanging shares for shares of other Fidelity® funds including each of the underlying Fidelity® funds.

However, you should note the following policies and restrictions governing exchanges:

  The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.
  Each fund may refuse any exchange purchase for any reason. For example, each fund may refuse exchange purchases by any person or group if, in the Adviser's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  Before any exchange, read the prospectus for the shares you are purchasing, including any purchase and sale requirements.
  The shares you are acquiring by exchange must be available for sale in your state.
  Exchanges may have tax consequences for you if performed outside of a qualifying account.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
  Under applicable anti-money laundering rules and other regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The funds may terminate or modify exchange privileges in the future.

Other funds may have different exchange restrictions and minimums, and may impose redemption fees of up to 2.00% of the amount exchanged. Check each fund's prospectus for details.

Features and Policies

Features

The following features may be available to buy and sell shares of a fund or to move money to and from your account, if you are investing through a Fidelity® brokerage account or a Fidelity® mutual fund account. Please visit Fidelity's web site at www.fidelity.com or call 1-800-544-6666 for more information.

Electronic Funds Transfer: electronic money movement through the Automated Clearing House

  To transfer money between a bank account and a Fidelity® brokerage account or Fidelity® mutual fund account.
  You can use electronic funds transfer to:
    Make periodic (automatic) purchases of Fidelity® fund shares or payments to your Fidelity® brokerage account.
    Make periodic (automatic) redemptions of Fidelity® fund shares or withdrawals from your Fidelity® brokerage account.

Wire: electronic money movement through the Federal Reserve wire system

  To transfer money between a bank account and a Fidelity® brokerage account or Fidelity® mutual fund account.

Automatic Transactions: periodic (automatic) transactions

  To directly deposit all or a portion of your compensation from your employer (or the U.S. Government, in the case of Social Security) into a Fidelity® brokerage account or Fidelity® mutual fund account.
  To make contributions from a Fidelity® mutual fund account to a Fidelity® mutual fund IRA.
  To sell shares of a Fidelity® money market fund and simultaneously to buy shares of another Fidelity® fund in a Fidelity® mutual fund account.

Policies

The following policies apply to you as a shareholder.

Combination with Fidelity Freedom® Index Income Fund. Each fund may be combined with Fidelity Freedom® Index Income Fund, without a vote of shareholders, if the funds' Board of Trustees determines at the time of the proposed combination that combining the funds is in the best interests of the funds and their shareholders. Prior to a combination, Fidelity will notify shareholders of a fund of the combination and any tax consequences.

Statements that Fidelity sends to you include the following:

  Confirmation statements (after transactions affecting your fund balance except, to the extent applicable, reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).
  Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).

Current regulations allow Fidelity to send a single copy of shareholder documents for Fidelity® funds, such as prospectuses, annual and semiannual reports, and proxy materials, to certain mutual fund customers whom we believe are members of the same family who share the same address. We will not send multiple copies of these documents to you and members of your family who share the same address. Instead, we will send only a single copy of these documents. This will continue for as long as you are a shareholder, unless you notify us otherwise. If at any time you choose to receive individual copies of any documents, please call 1-800-544-8544. We will begin sending individual copies to you within 30 days of receiving your call.

Electronic copies of most financial reports and prospectuses are available at Fidelity's web site. To participate in Fidelity's electronic delivery program, call Fidelity or visit Fidelity's web site for more information.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations. In addition, each fund reserves the right to involuntarily redeem an account in the case of: (i) actual or suspected threatening conduct or actual or suspected fraudulent, illegal or suspicious activity by the account owner or any other individual associated with the account; or (ii) the failure of the account owner to provide information to the funds related to opening the accounts. Your shares will be sold at the NAV minus, if applicable, any short-term redemption fee, calculated on the day Fidelity closes your fund position.

Fidelity may deduct a small balance maintenance fee of $12.00 from a fund balance with a value of less than $2,000 in shares. It is expected that fund balances will be valued after November 1 but prior to December 31 of each calendar year. Fund positions opened after September 30 will not be subject to the fee for that calendar year. The fee, which is payable to Fidelity, is designed to offset in part the relatively higher costs of servicing smaller fund positions. This fee will not be deducted from fund positions opened after January 1 of that calendar year if those positions use certain regular investment plans.

If your fund balance falls below $2,000 worth of shares ($500 for fund balances in Fidelity® Simplified Employee Pension-IRA and Keogh accounts) for any reason, including solely due to declines in NAV, and you do not increase your balance, Fidelity may sell all of your shares and send the proceeds to you after providing you with at least 30 days' notice to reestablish the minimum balance. Your shares will be sold at the NAV on the day Fidelity closes your fund position. Certain fund positions are not subject to these balance requirements and will not be closed for failure to maintain a minimum balance.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

Each fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Each fund (except Fidelity Freedom® Index Income Fund) normally pays dividends and capital gain distributions in May and December.

Fidelity Freedom® Index Income Fund normally pays dividends monthly (except January) and pays capital gain distributions in May and December.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available:

1. Reinvestment Option.  Any dividends and capital gain distributions will be automatically reinvested in additional shares. If you do not indicate a choice on your application, you will be assigned this option.

2. Income-Earned Option.  Any capital gain distributions will be automatically reinvested in additional shares. Any dividends will be paid in cash.

3. Cash Option.  Any dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option.  Any dividends will be automatically invested in shares of another identically registered Fidelity® fund. Any capital gain distributions will be automatically invested in shares of another identically registered Fidelity® fund, automatically reinvested in additional shares of the fund, or paid in cash.

Not all distribution options may be available for every account and certain restrictions may apply. If the distribution option you prefer is not listed on your account application, or if you want to change your current distribution option, visit Fidelity's web site at www.fidelity.com or call 1-800-544-6666 for more information.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

If your dividend check(s) remains uncashed for six months, your check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.

Tax Consequences

As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Taxes on Distributions  If you hold your shares of a fund through an employer-sponsored retirement plan, distributions by the fund to tax-advantaged retirement plan accounts are not taxable currently. If you hold your shares of a fund in a Fidelity® brokerage or mutual fund account, distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain of each fund's distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of each fund's distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option.

Taxes on Transactions

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in a fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

Adviser

FMRC. The Adviser is each fund's manager. The address of the Adviser is 245 Summer Street, Boston, Massachusetts 02210.

The Adviser began managing the funds on October 1, 2015. Prior to such date, the funds were managed by Strategic Advisers, Inc., an affiliated investment adviser.

As of December 31, 2015, the Adviser had approximately $1.1 trillion in discretionary assets under management, and approximately $2.04 trillion when combined with all of its affiliates' assets under management.

As the manager, the Adviser administers the asset allocation program for each fund.

FMR is responsible for handling the business affairs for each fund.

Portfolio Manager(s)

Andrew Dierdorf is co-manager of each fund, which he has managed since October 2009 (other than Fidelity® Freedom Index 2055 Fund which he has managed since June 2011 and Fidelity® Freedom Index 2060 Fund which he has managed since August 2014). He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Dierdorf has worked as a portfolio manager.

Brett Sumsion is co-manager of each fund, which he has managed since January 2014 (other than Fidelity® Freedom Index 2060 Fund which he has managed since August 2014). He also manages other funds. Prior to joining Fidelity Investments in 2014 as a portfolio manager, Mr. Sumsion worked as a managing director of asset allocation at DuPont Capital Management, Inc. from 2008 to 2013.

The SAI provides additional information about the compensation of, any other accounts managed by, and any fund shares held by the portfolio managers.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity® fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity® fund.

Advisory Fee(s)

Each fund does not pay a management fee to the Adviser.

FMR receives no fee for handling the business affairs for each fund and pays the expenses of each fund with limited exceptions.

The basis for the Board of Trustees approving the management contract for each fund is available in each fund's semi-annual report for the fiscal period ended September 30, 2015.

From time to time, the Adviser or its affiliates may agree to reimburse or waive certain fund expenses while retaining the ability to be repaid if expenses fall below the specified limit prior to the end of the fiscal year.

Reimbursement or waiver arrangements can decrease expenses and boost performance.

Fund Distribution

Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.

FDC distributes each fund's shares.

Intermediaries may receive from the Adviser, FDC, and/or their affiliates compensation for providing recordkeeping and administrative services, as well as other retirement plan expenses, and compensation for services intended to result in the sale of fund shares. These payments are described in more detail in this section and in the SAI.

Each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act with respect to its shares that recognizes that the Adviser or FMR may use its past profits or its resources from any other source to pay FDC for expenses incurred in connection with providing services intended to result in the sale of shares of each fund and/or shareholder support services. The Adviser or FMR, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for shares of each fund.

If payments made by the Adviser or FMR to FDC or to intermediaries under a Distribution and Service Plan were considered to be paid out of a class's assets on an ongoing basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.

From time to time, FDC may offer special promotional programs to investors who purchase shares of Fidelity® funds. For example, FDC may offer merchandise, discounts, vouchers, or similar items to investors who purchase shares of certain Fidelity® funds during certain periods. To determine if you qualify for any such programs, contact Fidelity or visit our web site at www.fidelity.com.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

Appendix

Financial Highlights

Financial Highlights are intended to help you understand the financial history of fund shares for the past 5 years (or, if shorter, the period of operations). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in shares (assuming reinvestment of all dividends and distributions). The annual information has been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report, along with fund financial statements, is included in the annual report. Annual reports are available for free upon request.

Financial Highlights — Fidelity Freedom Index Income Fund

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.52	$11.32	$11.13	$10.89	$10.74
Income from Investment Operations
Net investment income (loss)A	.16	.17	.13	.12	.13
Net realized and unrealized gain (loss)	(.15)	.26	.20	.29	.24
Total from investment operations	.01	.43	.33	.41	.37
Distributions from net investment income	(.16)	(.16)	(.12)	(.11)	(.13)
Distributions from net realized gain	(.01)	(.07)	(.02)	(.05)	(.09)
Total distributions	(.17)	(.23)	(.14)	(.17)B	(.22)
Net asset value, end of period	$11.36	$11.52	$11.32	$11.13	$10.89
Total ReturnC	.10%	3.83%	2.98%	3.75%	3.52%
Ratios to Average Net AssetsD,E
Expenses before reductions	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.07%	.08%	.08%	.10%	.09%
Expenses net of all reductions	.07%	.08%	.08%	.10%	.09%
Net investment income (loss)	1.39%	1.49%	1.20%	1.06%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$140,481	$244,260	$164,926	$132,753	$67,405
Portfolio turnover rateE	22%	20%F	43%	19%	31%

A  Calculated based on average shares outstanding during the period.

B  Total distributions of $.17 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $.053 per share.

C  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E  Amount does not include the portfolio activity of any Underlying Funds.

F  The portfolio turnover rate does not include the assets acquired in the merger.

Financial Highlights — Fidelity Freedom Index 2005 Fund

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.71	$12.50	$11.91	$11.50	$11.44
Income from Investment Operations
Net investment income (loss)A	.20	.21	.16	.14	.16
Net realized and unrealized gain (loss)	(.25)	.39	.46	.45	.18
Total from investment operations	(.05)	.60	.62	.59	.34
Distributions from net investment income	(.20)	(.33)	(.01)	(.14)	(.14)
Distributions from net realized gain	–B	(.06)	(.02)	(.04)	(.14)
Total distributions	(.21)C	(.39)	(.03)	(.18)	(.28)
Net asset value, end of period	$12.45	$12.71	$12.50	$11.91	$11.50
Total ReturnD	(.40)%	4.87%	5.25%	5.17%	3.11%
Ratios to Average Net AssetsE,F
Expenses before reductions	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.07%	.08%	.08%	.09%	.09%
Expenses net of all reductions	.07%	.08%	.08%	.09%	.09%
Net investment income (loss)	1.58%	1.65%	1.29%	1.22%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$50,790	$74,516	$66,401	$62,983	$43,986
Portfolio turnover rateF	28%	22%	49%	23%	37%

A  Calculated based on average shares outstanding during the period.

B  Amount represents less than $.005 per share.

C  Total distributions of $.21 per share is comprised of distributions from net investment income of $.203 and distributions from net realized gain of $.004 per share.

D  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F  Amount does not include the portfolio activity of any Underlying Funds.

Financial Highlights — Fidelity Freedom Index 2010 Fund

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.36	$13.08	$12.27	$11.71	$11.65
Income from Investment Operations
Net investment income (loss)A	.20	.23	.18	.18	.20
Net realized and unrealized gain (loss)	(.30)	.46	.68	.61	.21
Total from investment operations	(.10)	.69	.86	.79	.41
Distributions from net investment income	(.23)	(.35)	(.02)	(.17)	(.18)
Distributions from net realized gain	–B	(.05)	(.04)	(.06)	(.17)
Total distributions	(.23)	(.41)C	(.05)D	(.23)	(.35)
Net asset value, end of period	$13.03	$13.36	$13.08	$12.27	$11.71
Total ReturnE	(.72)%	5.36%	7.05%	6.80%	3.64%
Ratios to Average Net AssetsF,G
Expenses before reductions	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.08%	.08%	.09%	.10%	.09%
Expenses net of all reductions	.08%	.08%	.09%	.10%	.09%
Net investment income (loss)	1.52%	1.72%	1.45%	1.54%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$232,187	$480,861	$430,767	$364,853	$238,158
Portfolio turnover rateG	22%	23%	39%	21%	33%

A  Calculated based on average shares outstanding during the period.

B  Amount represents less than $.005 per share.

C  Total distributions of $.41 per share is comprised of distributions from net investment income of $.353 and distributions from net realized gain of $.055 per share.

D  Total distributions of $.05 per share is comprised of distributions from net investment income of $.017 and distributions from net realized gain of $.035 per share.

E  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G  Amount does not include the portfolio activity of any Underlying Funds.

Financial Highlights — Fidelity Freedom Index 2015 Fund

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.62	$13.31	$12.39	$11.80	$11.71
Income from Investment Operations
Net investment income (loss)A	.23	.25	.20	.19	.20
Net realized and unrealized gain (loss)	(.38)	.52	.75	.63	.22
Total from investment operations	(.15)	.77	.95	.82	.42
Distributions from net investment income	(.25)	(.41)	(.02)	(.18)	(.17)
Distributions from net realized gain	–B	(.05)	(.02)	(.05)	(.15)
Total distributions	(.25)	(.46)	(.03)C	(.23)	(.33)D
Net asset value, end of period	$13.22	$13.62	$13.31	$12.39	$11.80
Total ReturnE	(1.10)%	5.87%	7.71%	7.02%	3.70%
Ratios to Average Net AssetsF,G
Expenses before reductions	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.08%	.08%	.09%	.10%	.09%
Expenses net of all reductions	.08%	.08%	.09%	.10%	.09%
Net investment income (loss)	1.70%	1.86%	1.56%	1.58%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$577,905	$910,801	$828,722	$672,276	$412,376
Portfolio turnover rateG	22%	19%	29%	14%	23%

A  Calculated based on average shares outstanding during the period.

B  Amount represents less than $.005 per share.

C  Total distributions of $.03 per share is comprised of distributions from net investment income of $.016 and distributions from net realized gain of $.017 per share.

D  Total distributions of $.33 per share is comprised of distributions from net investment income of $.174 and distributions from net realized gain of $.151 per share.

E  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G  Amount does not include the portfolio activity of any Underlying Funds.

Financial Highlights — Fidelity Freedom Index 2020 Fund

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$14.10	$13.72	$12.67	$12.03	$12.00
Income from Investment Operations
Net investment income (loss)A	.23	.26	.22	.20	.22
Net realized and unrealized gain (loss)	(.42)	.57	.86	.68	.16
Total from investment operations	(.19)	.83	1.08	.88	.38
Distributions from net investment income	(.26)	(.41)	(.02)	(.19)	(.19)
Distributions from net realized gain	–B	(.04)	(.01)	(.05)	(.16)
Total distributions	(.26)	(.45)	(.03)	(.24)	(.35)
Net asset value, end of period	$13.65	$14.10	$13.72	$12.67	$12.03
Total ReturnC	(1.34)%	6.18%	8.55%	7.38%	3.36%
Ratios to Average Net AssetsD,E
Expenses before reductions	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.08%	.08%	.09%	.10%	.09%
Expenses net of all reductions	.08%	.08%	.09%	.10%	.09%
Net investment income (loss)	1.69%	1.90%	1.66%	1.68%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$1,410,489	$2,458,061	$2,010,769	$1,430,835	$812,369
Portfolio turnover rateE	16%	16%	25%	11%	20%

A  Calculated based on average shares outstanding during the period.

B  Amount represents less than $.005 per share.

C  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E  Amount does not include the portfolio activity of any Underlying Funds.

Financial Highlights — Fidelity Freedom Index 2025 Fund

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$14.80	$14.36	$12.99	$12.21	$12.22
Income from Investment Operations
Net investment income (loss)A	.27	.30	.24	.22	.23
Net realized and unrealized gain (loss)	(.52)	.65	1.15	.80	.11
Total from investment operations	(.25)	.95	1.39	1.02	.34
Distributions from net investment income	(.27)	(.47)B	(.01)	(.21)	(.19)
Distributions from net realized gain	–C	(.04)B	(.01)	(.04)	(.16)
Total distributions	(.28)D	(.51)	(.02)	(.24)E	(.35)
Net asset value, end of period	$14.27	$14.80	$14.36	$12.99	$12.21
Total ReturnF	(1.72)%	6.73%	10.75%	8.50%	3.03%
Ratios to Average Net AssetsG,H
Expenses before reductions	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.08%	.08%	.09%	.10%	.09%
Expenses net of all reductions	.08%	.08%	.09%	.10%	.09%
Net investment income (loss)	1.84%	2.03%	1.78%	1.82%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$1,179,785	$1,723,943	$1,347,992	$969,395	$537,405
Portfolio turnover rateH	17%	15%	21%	10%	18%

A  Calculated based on average shares outstanding during the period.

B  The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

C  Amount represents less than $.005 per share.

D  Total distributions of $.28 per share is comprised of distributions from net investment income of $.272 and distributions from net realized gain of $.003 per share

E  Total distributions of $.24 per share is comprised of distributions from net investment income of $.205 and distributions from net realized gain of $.038 per share.

F  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H  Amount does not include the portfolio activity of any Underlying Funds.

Financial Highlights — Fidelity Freedom Index 2030 Fund

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$15.15	$14.62	$13.10	$12.28	$12.34
Income from Investment Operations
Net investment income (loss)A	.26	.30	.25	.24	.24
Net realized and unrealized gain (loss)	(.63)	.73	1.29	.83	.07
Total from investment operations	(.37)	1.03	1.54	1.07	.31
Distributions from net investment income	(.29)	(.48)	(.01)	(.21)	(.20)
Distributions from net realized gain	–B	(.02)	(.01)	(.03)	(.16)
Total distributions	(.29)	(.50)	(.02)	(.25)C	(.37)D
Net asset value, end of period	$14.49	$15.15	$14.62	$13.10	$12.28
Total ReturnE	(2.44)%	7.16%	11.80%	8.80%	2.70%
Ratios to Average Net AssetsF,G
Expenses before reductions	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.10%	.09%
Expenses net of all reductions	.08%	.08%	.08%	.10%	.09%
Net investment income (loss)	1.75%	1.99%	1.84%	1.90%	1.99%
Supplemental Data
Net assets, end of period (000 omitted)	$1,315,200	$2,224,676	$1,704,216	$1,203,044	$653,920
Portfolio turnover rateG	13%	12%	32%	10%	18%

A  Calculated based on average shares outstanding during the period.

B  Amount represents less than $.005 per share.

C  Total distributions of $.25 per share is comprised of distributions from net investment income of $.211 and distributions from net realized gain of $.034 per share.

D  Total distributions of $.37 per share is comprised of distributions from net investment income of $.203 and distributions from net realized gain of $.163 per share.

E  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G  Amount does not include the portfolio activity of any Underlying Funds.

Financial Highlights — Fidelity Freedom Index 2035 Fund

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$15.67	$15.11	$13.32	$12.40	$12.54
Income from Investment Operations
Net investment income (loss)A	.27	.31	.25	.24	.23
Net realized and unrealized gain (loss)	(.73)	.77	1.55	.91	(.01)
Total from investment operations	(.46)	1.08	1.80	1.15	.22
Distributions from net investment income	(.30)	(.51)	(.01)	(.22)	(.19)
Distributions from net realized gain	–B	(.01)	–B	(.02)	(.17)
Total distributions	(.30)	(.52)	(.01)	(.23)C	(.36)
Net asset value, end of period	$14.91	$15.67	$15.11	$13.32	$12.40
Total ReturnD	(2.93)%	7.25%	13.56%	9.44%	2.00%
Ratios to Average Net AssetsE,F
Expenses before reductions	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.09%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.09%	.08%
Net investment income (loss)	1.79%	2.02%	1.79%	1.91%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$880,845	$1,282,091	$1,000,962	$689,033	$357,382
Portfolio turnover rateF	11%	13%	25%	8%	15%

A  Calculated based on average shares outstanding during the period.

B  Amount represents less than $.005 per share.

C  Total distributions of $.23 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.019 per share.

D  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F  Amount does not include the portfolio activity of any Underlying Funds.

Financial Highlights — Fidelity Freedom Index 2040 Fund

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$15.76	$15.18	$13.36	$12.42	$12.58
Income from Investment Operations
Net investment income (loss)A	.26	.31	.25	.24	.23
Net realized and unrealized gain (loss)	(.72)	.78	1.58	.93	(.02)
Total from investment operations	(.46)	1.09	1.83	1.17	.21
Distributions from net investment income	(.30)	(.50)	(.01)	(.21)	(.20)
Distributions from net realized gain	–B	–B	–B	(.02)	(.17)
Total distributions	(.30)	(.51)C	(.01)	(.23)	(.37)
Net asset value, end of period	$15.00	$15.76	$15.18	$13.36	$12.42
Total ReturnD	(2.91)%	7.27%	13.72%	9.59%	1.92%
Ratios to Average Net AssetsE,F
Expenses before reductions	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.09%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.09%	.08%
Net investment income (loss)	1.70%	1.99%	1.78%	1.93%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$910,880	$1,511,298	$1,179,249	$810,449	$409,300
Portfolio turnover rateF	9%	12%	26%	8%	16%

A  Calculated based on average shares outstanding during the period.

B  Amount represents less than $.005 per share.

C  Total distributions of $.51 per share is comprised of distributions from net investment income of $.502 and distributions from net realized gain of $.003 per share.

D  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F  Amount does not include the portfolio activity of any Underlying Funds.

Financial Highlights — Fidelity Freedom Index 2045 Fund

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$15.89	$15.32	$13.44	$12.47	$12.63
Income from Investment Operations
Net investment income (loss)A	.28	.32	.25	.25	.23
Net realized and unrealized gain (loss)	(.74)	.77	1.64	.95	(.04)
Total from investment operations	(.46)	1.09	1.89	1.20	.19
Distributions from net investment income	(.30)	(.51)	(.01)	(.21)	(.19)
Distributions from net realized gain	–B	(.01)	–B	(.02)	(.16)
Total distributions	(.30)	(.52)	(.01)	(.23)	(.35)
Net asset value, end of period	$15.13	$15.89	$15.32	$13.44	$12.47
Total ReturnC	(2.88)%	7.22%	14.07%	9.76%	1.74%
Ratios to Average Net AssetsD,E
Expenses before reductions	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.09%	.09%
Expenses net of all reductions	.08%	.08%	.08%	.09%	.09%
Net investment income (loss)	1.79%	2.04%	1.75%	1.95%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$542,581	$750,330	$577,603	$380,466	$178,881
Portfolio turnover rateE	8%	12%	22%	7%	15%

A  Calculated based on average shares outstanding during the period.

B  Amount represents less than $.005 per share.

C  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E  Amount does not include the portfolio activity of any Underlying Funds.

Financial Highlights — Fidelity Freedom Index 2050 Fund

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$16.01	$15.42	$13.51	$12.53	$12.73
Income from Investment Operations
Net investment income (loss)A	.28	.32	.26	.25	.23
Net realized and unrealized gain (loss)	(.74)	.78	1.66	.95	(.09)
Total from investment operations	(.46)	1.10	1.92	1.20	.14
Distributions from net investment income	(.30)	(.50)	(.01)	(.21)	(.18)
Distributions from net realized gain	–B	(.01)	–B	(.01)	(.16)
Total distributions	(.31)C	(.51)	(.01)	(.22)	(.34)
Net asset value, end of period	$15.24	$16.01	$15.42	$13.51	$12.53
Total ReturnD	(2.92)%	7.25%	14.21%	9.75%	1.39%
Ratios to Average Net AssetsE,F
Expenses before reductions	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.09%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.09%	.08%
Net investment income (loss)	1.80%	2.02%	1.79%	2.02%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$486,444	$729,639	$521,672	$326,221	$140,655
Portfolio turnover rateF	7%	10%	24%	8%	15%

A  Calculated based on average shares outstanding during the period.

B  Amount represents less than $.005 per share.

C  Total distributions of $.31 per share is comprised of distributions from net investment income of $.302 and distributions from net realized gain of $.003 per share.

D  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F  Amount does not include the portfolio activity of any Underlying Funds.

Financial Highlights — Fidelity Freedom Index 2055 Fund

Years ended March 31,	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$12.71	$12.07	$10.67	$9.86	$10.00
Income from Investment Operations
Net investment income (loss)B	.25	.26	.21	.21	.14
Net realized and unrealized gain (loss)	(.63)	.62	1.36	.77	(.01)
Total from investment operations	(.38)	.88	1.57	.98	.13
Distributions from net investment income	(.24)C	(.24)	(.17)	(.16)	(.13)
Distributions from net realized gain	(.01)C	–	–D	(.01)	(.14)
Tax return of capital	(.02)	–	–	–	–
Total distributions	(.27)	(.24)	(.17)	(.17)	(.27)
Net asset value, end of period	$12.06	$12.71	$12.07	$10.67	$9.86
Total ReturnE,F	(2.96)%	7.27%	14.76%	10.05%	1.61%
Ratios to Average Net AssetsG,H
Expenses before reductions	.15%	.15%	.15%	.15%	.15%I
Expenses net of fee waivers, if any	.08%	.08%	.08%	.09%	.07%I
Expenses net of all reductions	.08%	.08%	.08%	.09%	.07%I
Net investment income (loss)	2.03%	2.10%	1.82%I	2.06%	1.82%I
Supplemental Data
Net assets, end of period (000 omitted)	$150,332	$183,117	$88,084	$30,205	$7,931
Portfolio turnover rateH	7%	8%	21%	19%	14%I

A  For the period June 1, 2011 (commencement of operations) to March 31, 2012.

B  Calculated based on average shares outstanding during the period.

C  The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

D  Amount represents less than $.005 per share.

E  Total returns for periods of less than one year are not annualized.

F  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H  Amount does not include the portfolio activity of any Underlying Funds.

I  Annualized

Financial Highlights — Fidelity Freedom Index 2060 Fund

Years ended March 31,	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.33	$10.00
Income from Investment Operations
Net investment income (loss)B	.25	.09
Net realized and unrealized gain (loss)	(.55)	.40
Total from investment operations	(.30)	.49
Distributions from net investment income	(.18)	(.16)
Distributions from net realized gainC	–	–
Total distributions	(.18)	(.16)
Net asset value, end of period	$9.85	$10.33
Total ReturnD,E	(2.94)%	4.90%
Ratios to Average Net AssetsF,G
Expenses before reductions	.15%	.15%H
Expenses net of fee waivers, if any	.08%	.09%H
Expenses net of all reductions	.08%	.09%H
Net investment income (loss)	2.57%	1.35%H
Supplemental Data
Net assets, end of period (000 omitted)	$16,979	$3,660
Portfolio turnover rateG	8%	33%H

A  For the period August 5, 2014 (commencement of operations) to March 31, 2015.

B  Calculated based on average shares outstanding during the period.

C  Amount represents less than $.005 per share.

D  Total returns for periods of less than one year are not annualized.

E  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G  Amount does not include the portfolio activity of any Underlying Funds.

H  Annualized

Additional Index Information

Each of Fidelity Freedom Index Income Composite IndexSM, Fidelity Freedom Index 2005 Composite IndexSM, Fidelity Freedom Index 2010 Composite IndexSM, Fidelity Freedom Index 2015 Composite IndexSM, Fidelity Freedom Index 2020 Composite IndexSM, Fidelity Freedom Index 2025 Composite IndexSM, Fidelity Freedom Index 2030 Composite IndexSM, Fidelity Freedom Index 2035 Composite IndexSM, Fidelity Freedom Index 2040 Composite IndexSM, Fidelity Freedom Index 2045 Composite IndexSM, Fidelity Freedom Index 2050 Composite IndexSM, Fidelity Freedom Index 2055 Composite IndexSM, and Fidelity Freedom Index 2060 Composite IndexSM is a variable, customized blend of the following unmanaged indexes: Dow Jones U.S. Total Stock Market Index℠; MSCI ACWI (All Country World Index) ex USA Index; Barclays® U.S. Aggregate Bond Index; Bloomberg Commodity Index Total Return℠; Barclays® U.S. 1-10 Year Treasury Inflation-Protected Securities (TIPS) Index (Series-L); and Barclays® U.S. 3 Month Treasury Bellwether Index. The composition differed in periods prior to January 1, 2014. The index weightings are adjusted monthly to reflect the fund's changing asset allocations.

Barclays® U.S. Aggregate Bond Index is a broad-based, market-value-weighted benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. Sectors in the index include Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

S&P 500® Index is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account:  When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals:  When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the funds. A description of each fund's policies and procedures for disclosing its holdings is available in the funds' SAI and on Fidelity's web sites. The SAI also includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports also include additional information. Each fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-800-835-5092 (plan accounts) or 1-800-544-8544 (all other accounts). In addition, you may visit the web site at www.401k.com (plan accounts) or www.fidelity.com (all other accounts) for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-06440

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity Freedom, Fidelity Investments & Pyramid Design, Fidelity, Spartan, and Directed Dividends are registered service marks of FMR LLC. © 2016 FMR LLC. All rights reserved.

Fidelity Freedom Index Income Composite Index, Fidelity Freedom Index 2005 Composite Index, Fidelity Freedom Index 2010 Composite Index, Fidelity Freedom Index 2015 Composite Index, Fidelity Freedom Index 2020 Composite Index, Fidelity Freedom Index 2025 Composite Index, Fidelity Freedom Index 2030 Composite Index, Fidelity Freedom Index 2035 Composite Index, Fidelity Freedom Index 2040 Composite Index, Fidelity Freedom Index 2045 Composite Index, Fidelity Freedom Index 2050 Composite Index, Fidelity Freedom Index 2055 Composite Index, and Fidelity Freedom Index 2060 Composite Index are service marks of FMR LLC.

Any third-party marks that may appear above are the marks of their respective owners.

1.899261.109	FRX-PRO-0516

Fidelity Advisor Freedom Funds®

Fidelity Advisor Freedom® Income Fund
Class/Ticker
I/FIAFX

Fidelity Advisor Freedom® 2005 Fund
Class/Ticker
I/FFIVX

Fidelity Advisor Freedom® 2010 Fund
Class/Ticker
I/FCIFX

Fidelity Advisor Freedom® 2015 Fund
Class/Ticker
I/FFVIX

Fidelity Advisor Freedom® 2020 Fund
Class/Ticker
I/FDIFX

Fidelity Advisor Freedom® 2025 Fund
Class/Ticker
I/FITWX

Fidelity Advisor Freedom® 2030 Fund
Class/Ticker
I/FEFIX

Fidelity Advisor Freedom® 2035 Fund
Class/Ticker
I/FITHX

Fidelity Advisor Freedom® 2040 Fund
Class/Ticker
I/FIFFX

Fidelity Advisor Freedom® 2045 Fund
Class/Ticker
I/FFFIX

Fidelity Advisor Freedom® 2050 Fund
Class/Ticker
I/FFFPX

Fidelity Advisor Freedom® 2055 Fund
Class/Ticker
I/FHFIX

Fidelity Advisor Freedom® 2060 Fund
Class/Ticker
I/FDKQX

Prospectus

May 28, 2016

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

245 Summer Street, Boston, MA 02210

Contents
Fund Summary	Fidelity Advisor Freedom® Income Fund
Fidelity Advisor Freedom® 2005 Fund
Fidelity Advisor Freedom® 2010 Fund
Fidelity Advisor Freedom® 2015 Fund
Fidelity Advisor Freedom® 2020 Fund
Fidelity Advisor Freedom® 2025 Fund
Fidelity Advisor Freedom® 2030 Fund
Fidelity Advisor Freedom® 2035 Fund
Fidelity Advisor Freedom® 2040 Fund
Fidelity Advisor Freedom® 2045 Fund
Fidelity Advisor Freedom® 2050 Fund
Fidelity Advisor Freedom® 2055 Fund
Fidelity Advisor Freedom® 2060 Fund
Fund Basics	Investment Details
Valuing Shares
Shareholder Information	Additional Information about the Purchase and Sale of Shares
Exchanging Shares
Account Features and Policies
Dividends and Capital Gain Distributions
Tax Consequences
Fund Services	Fund Management
Fund Distribution
Appendix	Financial Highlights
Additional Index Information

Fund Summary

Fund/Class:
Fidelity Advisor Freedom® Income Fund/I

Investment Objective

The fund seeks high total return with a secondary objective of principal preservation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expenses	0.49%
Total annual operating expenses(a)	0.49%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$50
3 years	$157
5 years	$274
10 years	$616

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 30% of the average value of its portfolio.

Principal Investment Strategies
  Investing in a combination of Fidelity® domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets among underlying Fidelity® funds according to a stable "neutral" asset allocation strategy shown in the "glide path" below.

  Allocating assets among underlying Fidelity® funds according to a stable "neutral" asset allocation of approximately:

Domestic Equity Funds*	17.0%
International Equity Funds*	7.0%
Bond Funds*	46.0%
Short-Term Funds*	30.0%

* FMRC may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above.
  FMR Co., Inc. (FMRC) may use an active asset allocation strategy to increase or decrease neutral asset class exposures reflected above by up to 10 percentage points for Equity Funds (includes domestic equity and international equity funds), Bond Funds and Short-Term Funds to reflect FMRC's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as "neutral" because they do not reflect any decisions made by FMRC to overweight or underweight an asset class.
  FMRC may also make active asset allocations within other asset classes (including Commodities, High Yield Debt, Floating Rate Debt, Real Estate Debt, Inflation-Protected Debt, and Emerging Markets Debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment.  The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk.  Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	8.51%	June 30, 2009
Lowest Quarter Return	(7.86)%	December 31, 2008
Year-to-Date Return	1.77%	March 31, 2016

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015	Past 1 year	Past 5 years	Past 10 years
Class I
Return Before Taxes	(0.64)%	3.18%	3.79%
Return After Taxes on Distributions	(1.79)%	2.12%	2.64%
Return After Taxes on Distributions and Sale of Fund Shares	0.03%	2.22%	2.64%
Barclays® U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	0.55%	3.25%	4.51%
Fidelity Freedom Income Composite Index℠ (reflects no deduction for fees or expenses)	0.12%	3.48%	3.82%

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

Class I eligibility requirements are listed in the Additional Information about the Purchase and Sale of Shares section of the prospectus.

You may buy or sell shares through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet

www.advisor.fidelity.com

Phone

To reach a Fidelity representative 1-877-208-0098

Mail

Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
Fidelity Advisor® Traditional IRA, Roth IRA, Rollover IRA, and Simplified Employee Pension-IRA for which Fidelity Management Trust Company or an affiliate serves as custodian	$500
Through a regular investment plan established at the time the fund position is opened	$100

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Advisor Freedom® 2005 Fund/I

Investment Objective

The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expenses	0.55%
Total annual operating expenses(a)	0.55%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$56
3 years	$176
5 years	$307
10 years	$689

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 30% of the average value of its portfolio.

Principal Investment Strategies
  FMR Co., Inc (FMRC) may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of Fidelity® domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets among underlying Fidelity® funds according to a "neutral" asset allocation strategy shown in the "glide path" below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Advisor Freedom® Income Fund (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2005)).

  As of March 31, 2016 the fund's neutral asset allocation to underlying Fidelity® funds was approximately:

Domestic Equity Funds*	25.8%
International Equity Funds*	11.0%
Bond Funds*	41.4%
Short-Term Funds*	21.8%

* FMRC may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above.
  FMRC may use an active asset allocation strategy to increase or decrease neutral asset class exposures reflected above by up to 10 percentage points for Equity Funds (includes domestic equity and international equity funds), Bond Funds and Short-Term Funds to reflect FMRC's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as "neutral" because they do not reflect any decisions made by FMRC to overweight or underweight an asset class.
  FMRC may also make active asset allocations within other asset classes (including Commodities, High Yield Debt, Floating Rate Debt, Real Estate Debt, Inflation-Protected Debt, and Emerging Markets Debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above.
  Designed for investors who retired in or within a few years of 2005 (target retirement date) at or around age 65 and plan to gradually withdraw the value of their account in the fund over time.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment.  The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk.  Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Value" Investing.  "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	13.15%	June 30, 2009
Lowest Quarter Return	(13.88)%	December 31, 2008
Year-to-Date Return	1.41%	March 31, 2016

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015	Past 1 year	Past 5 years	Past 10 years
Class I
Return Before Taxes	(0.62)%	4.05%	4.01%
Return After Taxes on Distributions	(2.01)%	2.91%	2.91%
Return After Taxes on Distributions and Sale of Fund Shares	0.25%	2.87%	2.86%
Barclays® U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	0.55%	3.25%	4.51%
Fidelity Freedom 2005 Composite Index℠ (reflects no deduction for fees or expenses)	(0.03)%	4.83%	4.47%

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

Class I eligibility requirements are listed in the Additional Information about the Purchase and Sale of Shares section of the prospectus.

You may buy or sell shares through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet

www.advisor.fidelity.com

Phone

To reach a Fidelity representative 1-877-208-0098

Mail

Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
Fidelity Advisor® Traditional IRA, Roth IRA, Rollover IRA, and Simplified Employee Pension-IRA for which Fidelity Management Trust Company or an affiliate serves as custodian	$500
Through a regular investment plan established at the time the fund position is opened	$100

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Advisor Freedom® 2010 Fund/I

Investment Objective

The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expenses	0.60%
Total annual operating expenses(a)	0.60%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$61
3 years	$192
5 years	$335
10 years	$750

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies
  FMR Co., Inc (FMRC) may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of Fidelity® domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets among underlying Fidelity® funds according to a "neutral" asset allocation strategy shown in the "glide path" below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Advisor Freedom® Income Fund (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2010)).

  As of March 31, 2016 the fund's neutral asset allocation to underlying Fidelity® funds was approximately:

Domestic Equity Funds*	32.0%
International Equity Funds*	13.7%
Bond Funds*	37.9%
Short-Term Funds*	16.4%

* FMRC may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above.
  FMRC may use an active asset allocation strategy to increase or decrease neutral asset class exposures reflected above by up to 10 percentage points for Equity Funds (includes domestic equity and international equity funds), Bond Funds and Short-Term Funds to reflect FMRC's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as "neutral" because they do not reflect any decisions made by FMRC to overweight or underweight an asset class.
  FMRC may also make active asset allocations within other asset classes (including Commodities, High Yield Debt, Floating Rate Debt, Real Estate Debt, Inflation-Protected Debt, and Emerging Markets Debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above.
  Designed for investors who retired in or within a few years of 2010 (target retirement date) at or around age 65 and plan to gradually withdraw the value of their account in the fund over time.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment.  The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk.  Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Value" Investing.  "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	13.89%	June 30, 2009
Lowest Quarter Return	(14.48)%	December 31, 2008
Year-to-Date Return	1.19%	March 31, 2016

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015	Past 1 year	Past 5 years	Past 10 years
Class I
Return Before Taxes	(0.61)%	4.88%	4.54%
Return After Taxes on Distributions	(2.17)%	3.54%	3.31%
Return After Taxes on Distributions and Sale of Fund Shares	0.45%	3.49%	3.26%
Barclays® U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	0.55%	3.25%	4.51%
Fidelity Freedom 2010 Composite Index℠ (reflects no deduction for fees or expenses)	(0.16)%	6.01%	5.18%

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

Class I eligibility requirements are listed in the Additional Information about the Purchase and Sale of Shares section of the prospectus.

You may buy or sell shares through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet

www.advisor.fidelity.com

Phone

To reach a Fidelity representative 1-877-208-0098

Mail

Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
Fidelity Advisor® Traditional IRA, Roth IRA, Rollover IRA, and Simplified Employee Pension-IRA for which Fidelity Management Trust Company or an affiliate serves as custodian	$500
Through a regular investment plan established at the time the fund position is opened	$100

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Advisor Freedom® 2015 Fund/I

Investment Objective

The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expenses	0.64%
Total annual operating expenses(a)	0.64%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$65
3 years	$205
5 years	$357
10 years	$798

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies
  FMR Co., Inc (FMRC) may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of Fidelity® domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets among underlying Fidelity® funds according to a "neutral" asset allocation strategy shown in the "glide path" below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Advisor Freedom® Income Fund (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2015)).

  As of March 31, 2016 the fund's neutral asset allocation to underlying Fidelity® funds was approximately:

Domestic Equity Funds*	37.9%
International Equity Funds*	16.3%
Bond Funds*	34.5%
Short-Term Funds*	11.3%

* FMRC may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above.
  FMRC may use an active asset allocation strategy to increase or decrease neutral asset class exposures reflected above by up to 10 percentage points for Equity Funds (includes domestic equity and international equity funds), Bond Funds and Short-Term Funds to reflect FMRC's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as "neutral" because they do not reflect any decisions made by FMRC to overweight or underweight an asset class.
  FMRC may also make active asset allocations within other asset classes (including Commodities, High Yield Debt, Floating Rate Debt, Real Estate Debt, Inflation-Protected Debt, and Emerging Markets Debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above.
  Designed for investors who retired in or within a few years of 2015 (target retirement date) at or around age 65 and plan to gradually withdraw the value of their account in the fund over time.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment.  The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk.  Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing.  "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing.  "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	14.58%	June 30, 2009
Lowest Quarter Return	(15.40)%	December 31, 2008
Year-to-Date Return	1.02%	March 31, 2016

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015	Past 1 year	Past 5 years	Past 10 years
Class I
Return Before Taxes	(0.69)%	5.10%	4.62%
Return After Taxes on Distributions	(2.21)%	3.72%	3.39%
Return After Taxes on Distributions and Sale of Fund Shares	0.42%	3.67%	3.35%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	1.38%	12.57%	7.31%
Fidelity Freedom 2015 Composite Index℠ (reflects no deduction for fees or expenses)	(0.30)%	6.28%	5.31%

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

Class I eligibility requirements are listed in the Additional Information about the Purchase and Sale of Shares section of the prospectus.

You may buy or sell shares through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet

www.advisor.fidelity.com

Phone

To reach a Fidelity representative 1-877-208-0098

Mail

Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
Fidelity Advisor® Traditional IRA, Roth IRA, Rollover IRA, and Simplified Employee Pension-IRA for which Fidelity Management Trust Company or an affiliate serves as custodian	$500
Through a regular investment plan established at the time the fund position is opened	$100

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Advisor Freedom® 2020 Fund/I

Investment Objective

The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expenses	0.66%
Total annual operating expenses(a)	0.66%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$67
3 years	$211
5 years	$368
10 years	$822

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies
  FMR Co., Inc (FMRC) may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of Fidelity® domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets among underlying Fidelity® funds according to a "neutral" asset allocation strategy shown in the "glide path" below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Advisor Freedom® Income Fund (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2020)).

  As of March 31, 2016 the fund's neutral asset allocation to underlying Fidelity® funds was approximately:

Domestic Equity Funds*	42.1%
International Equity Funds*	18.0%
Bond Funds*	32.1%
Short-Term Funds*	7.8%

* FMRC may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above.
  FMRC may use an active asset allocation strategy to increase or decrease neutral asset class exposures reflected above by up to 10 percentage points for Equity Funds (includes domestic equity and international equity funds), Bond Funds and Short-Term Funds to reflect FMRC's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as "neutral" because they do not reflect any decisions made by FMRC to overweight or underweight an asset class.
  FMRC may also make active asset allocations within other asset classes (including Commodities, High Yield Debt, Floating Rate Debt, Real Estate Debt, Inflation-Protected Debt, and Emerging Markets Debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above.
  Designed for investors who anticipate retiring in or within a few years of 2020 (target retirement date) at or around age 65 and plan to gradually withdraw the value of their account in the fund over time.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment.  The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk.  Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing.  "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing.  "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	16.77%	June 30, 2009
Lowest Quarter Return	(18.61)%	December 31, 2008
Year-to-Date Return	0.88%	March 31, 2016

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015	Past 1 year	Past 5 years	Past 10 years
Class I
Return Before Taxes	(0.65)%	5.39%	4.50%
Return After Taxes on Distributions	(2.07)%	4.02%	3.30%
Return After Taxes on Distributions and Sale of Fund Shares	0.37%	3.90%	3.28%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	1.38%	12.57%	7.31%
Fidelity Freedom 2020 Composite Index℠ (reflects no deduction for fees or expenses)	(0.40)%	6.69%	5.35%

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

Class I eligibility requirements are listed in the Additional Information about the Purchase and Sale of Shares section of the prospectus.

You may buy or sell shares through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet

www.advisor.fidelity.com

Phone

To reach a Fidelity representative 1-877-208-0098

Mail

Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
Fidelity Advisor® Traditional IRA, Roth IRA, Rollover IRA, and Simplified Employee Pension-IRA for which Fidelity Management Trust Company or an affiliate serves as custodian	$500
Through a regular investment plan established at the time the fund position is opened	$100

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Advisor Freedom® 2025 Fund/I

Investment Objective

The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expenses	0.69%
Total annual operating expenses(a)	0.69%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$70
3 years	$221
5 years	$384
10 years	$859

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 24% of the average value of its portfolio.

Principal Investment Strategies
  FMR Co., Inc (FMRC) may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of Fidelity® domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets among underlying Fidelity® funds according to a "neutral" asset allocation strategy shown in the "glide path" below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Advisor Freedom® Income Fund (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2025)).

  As of March 31, 2016 the fund's neutral asset allocation to underlying Fidelity® funds was approximately:

Domestic Equity Funds*	47.0%
International Equity Funds*	20.1%
Bond Funds*	29.2%
Short-Term Funds*	3.7%

* FMRC may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above.
  FMRC may use an active asset allocation strategy to increase or decrease neutral asset class exposures reflected above by up to 10 percentage points for Equity Funds (includes domestic equity and international equity funds), Bond Funds and Short-Term Funds to reflect FMRC's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as "neutral" because they do not reflect any decisions made by FMRC to overweight or underweight an asset class.
  FMRC may also make active asset allocations within other asset classes (including Commodities, High Yield Debt, Floating Rate Debt, Real Estate Debt, Inflation-Protected Debt, and Emerging Markets Debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above.
  Designed for investors who anticipate retiring in or within a few years of 2025 (target retirement date) at or around age 65 and plan to gradually withdraw the value of their account in the fund over time.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment.  The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk.  Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing.  "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing.  "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	17.48%	June 30, 2009
Lowest Quarter Return	(19.63)%	December 31, 2008
Year-to-Date Return	0.57%	March 31, 2016

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015	Past 1 year	Past 5 years	Past 10 years
Class I
Return Before Taxes	(0.68)%	6.03%	4.81%
Return After Taxes on Distributions	(2.07)%	4.61%	3.62%
Return After Taxes on Distributions and Sale of Fund Shares	0.39%	4.41%	3.54%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	1.38%	12.57%	7.31%
Fidelity Freedom 2025 Composite Index℠ (reflects no deduction for fees or expenses)	(0.53)%	7.62%	5.87%

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

Class I eligibility requirements are listed in the Additional Information about the Purchase and Sale of Shares section of the prospectus.

You may buy or sell shares through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet

www.advisor.fidelity.com

Phone

To reach a Fidelity representative 1-877-208-0098

Mail

Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
Fidelity Advisor® Traditional IRA, Roth IRA, Rollover IRA, and Simplified Employee Pension-IRA for which Fidelity Management Trust Company or an affiliate serves as custodian	$500
Through a regular investment plan established at the time the fund position is opened	$100

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Advisor Freedom® 2030 Fund/I

Investment Objective

The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expenses	0.74%
Total annual operating expenses(a)	0.74%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$76
3 years	$237
5 years	$411
10 years	$918

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies
  FMR Co., Inc (FMRC) may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of Fidelity® domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets among underlying Fidelity® funds according to a "neutral" asset allocation strategy shown in the "glide path" below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Advisor Freedom® Income Fund (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2030)).

  As of March 31, 2016 the fund's neutral asset allocation to underlying Fidelity® funds was approximately:

Domestic Equity Funds*	56.8%
International Equity Funds*	24.4%
Bond Funds*	18.8%
Short-Term Funds*	0.0%

* FMRC may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above.
  FMRC may use an active asset allocation strategy to increase or decrease neutral asset class exposures reflected above by up to 10 percentage points for Equity Funds (includes domestic equity and international equity funds), Bond Funds and Short-Term Funds to reflect FMRC's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as "neutral" because they do not reflect any decisions made by FMRC to overweight or underweight an asset class.
  FMRC may also make active asset allocations within other asset classes (including Commodities, High Yield Debt, Floating Rate Debt, Real Estate Debt, Inflation-Protected Debt, and Emerging Markets Debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above.
  Designed for investors who anticipate retiring in or within a few years of 2030 (target retirement date) at or around age 65 and plan to gradually withdraw the value of their account in the fund over time.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment.  The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk.  Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing.  "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing.  "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	18.59%	June 30, 2009
Lowest Quarter Return	(21.64)%	December 31, 2008
Year-to-Date Return	0.08%	March 31, 2016

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015	Past 1 year	Past 5 years	Past 10 years
Class I
Return Before Taxes	(0.71)%	6.27%	4.58%
Return After Taxes on Distributions	(2.09)%	4.84%	3.42%
Return After Taxes on Distributions and Sale of Fund Shares	0.49%	4.60%	3.39%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	1.38%	12.57%	7.31%
Fidelity Freedom 2030 Composite Index℠ (reflects no deduction for fees or expenses)	(0.86)%	7.90%	5.69%

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

Class I eligibility requirements are listed in the Additional Information about the Purchase and Sale of Shares section of the prospectus.

You may buy or sell shares through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet

www.advisor.fidelity.com

Phone

To reach a Fidelity representative 1-877-208-0098

Mail

Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
Fidelity Advisor® Traditional IRA, Roth IRA, Rollover IRA, and Simplified Employee Pension-IRA for which Fidelity Management Trust Company or an affiliate serves as custodian	$500
Through a regular investment plan established at the time the fund position is opened	$100

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Advisor Freedom® 2035 Fund/I

Investment Objective

The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expenses	0.77%
Total annual operating expenses(a)	0.77%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$79
3 years	$246
5 years	$428
10 years	$954

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies
  FMR Co., Inc (FMRC) may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of Fidelity® domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets among underlying Fidelity® funds according to a "neutral" asset allocation strategy shown in the "glide path" below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Advisor Freedom® Income Fund (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2035)).

  As of March 31, 2016 the fund's neutral asset allocation to underlying Fidelity® funds was approximately:

Domestic Equity Funds*	63.0%
International Equity Funds*	27.0%
Bond Funds*	10.0%
Short-Term Funds*	0.0%

* FMRC may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above.
  FMRC may use an active asset allocation strategy to increase or decrease neutral asset class exposures reflected above by up to 10 percentage points for Equity Funds (includes domestic equity and international equity funds), Bond Funds and Short-Term Funds to reflect FMRC's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as "neutral" because they do not reflect any decisions made by FMRC to overweight or underweight an asset class.
  FMRC may also make active asset allocations within other asset classes (including Commodities, High Yield Debt, Floating Rate Debt, Real Estate Debt, Inflation-Protected Debt, and Emerging Markets Debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above.
  Designed for investors who anticipate retiring in or within a few years of 2035 (target retirement date) at or around age 65 and plan to gradually withdraw the value of their account in the fund over time.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  "Growth" Investing.  "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing.  "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	19.03%	June 30, 2009
Lowest Quarter Return	(22.13)%	December 31, 2008
Year-to-Date Return	(0.24)%	March 31, 2016

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015	Past 1 year	Past 5 years	Past 10 years
Class I
Return Before Taxes	(0.77)%	6.60%	4.74%
Return After Taxes on Distributions	(2.05)%	5.16%	3.61%
Return After Taxes on Distributions and Sale of Fund Shares	0.49%	4.89%	3.55%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	1.38%	12.57%	7.31%
Fidelity Freedom 2035 Composite Index℠ (reflects no deduction for fees or expenses)	(1.06)%	8.46%	6.01%

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

Class I eligibility requirements are listed in the Additional Information about the Purchase and Sale of Shares section of the prospectus.

You may buy or sell shares through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet

www.advisor.fidelity.com

Phone

To reach a Fidelity representative 1-877-208-0098

Mail

Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
Fidelity Advisor® Traditional IRA, Roth IRA, Rollover IRA, and Simplified Employee Pension-IRA for which Fidelity Management Trust Company or an affiliate serves as custodian	$500
Through a regular investment plan established at the time the fund position is opened	$100

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Advisor Freedom® 2040 Fund/I

Investment Objective

The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expenses	0.77%
Total annual operating expenses(a)	0.77%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$79
3 years	$246
5 years	$428
10 years	$954

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies
  FMR Co., Inc (FMRC) may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of Fidelity® domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets among underlying Fidelity® funds according to a "neutral" asset allocation strategy shown in the "glide path" below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Advisor Freedom® Income Fund (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2040)).

  As of March 31, 2016 the fund's neutral asset allocation to underlying Fidelity® funds was approximately:

Domestic Equity Funds*	63.0%
International Equity Funds*	27.0%
Bond Funds*	10.0%
Short-Term Funds*	0.0%

* FMRC may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above.
  FMRC may use an active asset allocation strategy to increase or decrease neutral asset class exposures reflected above by up to 10 percentage points for Equity Funds (includes domestic equity and international equity funds), Bond Funds and Short-Term Funds to reflect FMRC's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as "neutral" because they do not reflect any decisions made by FMRC to overweight or underweight an asset class.
  FMRC may also make active asset allocations within other asset classes (including Commodities, High Yield Debt, Floating Rate Debt, Real Estate Debt, Inflation-Protected Debt, and Emerging Markets Debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above.
  Designed for investors who anticipate retiring in or within a few years of 2040 (target retirement date) at or around age 65 and plan to gradually withdraw the value of their account in the fund over time.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  "Growth" Investing.  "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing.  "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	19.74%	June 30, 2009
Lowest Quarter Return	(22.94)%	December 31, 2008
Year-to-Date Return	(0.30)%	March 31, 2016

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015	Past 1 year	Past 5 years	Past 10 years
Class I
Return Before Taxes	(0.74)%	6.63%	4.69%
Return After Taxes on Distributions	(2.08)%	5.19%	3.54%
Return After Taxes on Distributions and Sale of Fund Shares	0.54%	4.92%	3.51%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	1.38%	12.57%	7.31%
Fidelity Freedom 2040 Composite Index℠ (reflects no deduction for fees or expenses)	(1.06)%	8.55%	5.98%

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

Class I eligibility requirements are listed in the Additional Information about the Purchase and Sale of Shares section of the prospectus.

You may buy or sell shares through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet

www.advisor.fidelity.com

Phone

To reach a Fidelity representative 1-877-208-0098

Mail

Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
Fidelity Advisor® Traditional IRA, Roth IRA, Rollover IRA, and Simplified Employee Pension-IRA for which Fidelity Management Trust Company or an affiliate serves as custodian	$500
Through a regular investment plan established at the time the fund position is opened	$100

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Advisor Freedom® 2045 Fund/I

Investment Objective

The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expenses	0.77%
Total annual operating expenses(a)	0.77%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$79
3 years	$246
5 years	$428
10 years	$954

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies
  FMR Co., Inc (FMRC) may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of Fidelity® domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets among underlying Fidelity® funds according to a "neutral" asset allocation strategy shown in the "glide path" below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Advisor Freedom® Income Fund (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2045)).

  As of March 31, 2016 the fund's neutral asset allocation to underlying Fidelity® funds was approximately:

Domestic Equity Funds*	63.0%
International Equity Funds*	27.0%
Bond Funds*	10.0%
Short-Term Funds*	0.0%

* FMRC may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above.
  FMRC may use an active asset allocation strategy to increase or decrease neutral asset class exposures reflected above by up to 10 percentage points for Equity Funds (includes domestic equity and international equity funds), Bond Funds and Short-Term Funds to reflect FMRC's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as "neutral" because they do not reflect any decisions made by FMRC to overweight or underweight an asset class.
  FMRC may also make active asset allocations within other asset classes (including Commodities, High Yield Debt, Floating Rate Debt, Real Estate Debt, Inflation-Protected Debt, and Emerging Markets Debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above.
  Designed for investors who anticipate retiring in or within a few years of 2045 (target retirement date) at or around age 65 and plan to gradually withdraw the value of their account in the fund over time.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  "Growth" Investing.  "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing.  "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	19.90%	June 30, 2009
Lowest Quarter Return	(23.39)%	December 31, 2008
Year-to-Date Return	(0.29)%	March 31, 2016

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015	Past 1 year	Past 5 years	Life of class(a)
Class I
Return Before Taxes	(0.81)%	6.74%	4.46%
Return After Taxes on Distributions	(2.07)%	5.27%	3.38%
Return After Taxes on Distributions and Sale of Fund Shares	0.43%	5.02%	3.32%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	1.38%	12.57%	7.21%
Fidelity Freedom 2045 Composite Index℠ (reflects no deduction for fees or expenses)	(1.06)%	8.67%	5.77%

(a)  From June 1, 2006

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

Class I eligibility requirements are listed in the Additional Information about the Purchase and Sale of Shares section of the prospectus.

You may buy or sell shares through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet

www.advisor.fidelity.com

Phone

To reach a Fidelity representative 1-877-208-0098

Mail

Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
Fidelity Advisor® Traditional IRA, Roth IRA, Rollover IRA, and Simplified Employee Pension-IRA for which Fidelity Management Trust Company or an affiliate serves as custodian	$500
Through a regular investment plan established at the time the fund position is opened	$100

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Advisor Freedom® 2050 Fund/I

Investment Objective

The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expenses	0.77%
Total annual operating expenses(a)	0.77%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$79
3 years	$246
5 years	$428
10 years	$954

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 24% of the average value of its portfolio.

Principal Investment Strategies
  FMR Co., Inc (FMRC) may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of Fidelity® domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets among underlying Fidelity® funds according to a "neutral" asset allocation strategy shown in the "glide path" below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Advisor Freedom® Income Fund (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2050)).

  As of March 31, 2016 the fund's neutral asset allocation to underlying Fidelity® funds was approximately:

Domestic Equity Funds*	63.0%
International Equity Funds*	27.0%
Bond Funds*	10.0%
Short-Term Funds*	0.0%

* FMRC may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above.
  FMRC may use an active asset allocation strategy to increase or decrease neutral asset class exposures reflected above by up to 10 percentage points for Equity Funds (includes domestic equity and international equity funds), Bond Funds and Short-Term Funds to reflect FMRC's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as "neutral" because they do not reflect any decisions made by FMRC to overweight or underweight an asset class.
  FMRC may also make active asset allocations within other asset classes (including Commodities, High Yield Debt, Floating Rate Debt, Real Estate Debt, Inflation-Protected Debt, and Emerging Markets Debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above.
  Designed for investors who anticipate retiring in or within a few years of 2050 (target retirement date) at or around age 65 and plan to gradually withdraw the value of their account in the fund over time.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  "Growth" Investing.  "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing.  "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	21.19%	June 30, 2009
Lowest Quarter Return	(23.97)%	December 31, 2008
Year-to-Date Return	(0.29)%	March 31, 2016

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015	Past 1 year	Past 5 years	Life of class(a)
Class I
Return Before Taxes	(0.69)%	6.73%	4.36%
Return After Taxes on Distributions	(1.92)%	5.30%	3.30%
Return After Taxes on Distributions and Sale of Fund Shares	0.47%	5.01%	3.25%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	1.38%	12.57%	7.21%
Fidelity Freedom 2050 Composite Index℠ (reflects no deduction for fees or expenses)	(1.06)%	8.69%	5.65%

(a)  From June 1, 2006

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

Class I eligibility requirements are listed in the Additional Information about the Purchase and Sale of Shares section of the prospectus.

You may buy or sell shares through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet

www.advisor.fidelity.com

Phone

To reach a Fidelity representative 1-877-208-0098

Mail

Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
Fidelity Advisor® Traditional IRA, Roth IRA, Rollover IRA, and Simplified Employee Pension-IRA for which Fidelity Management Trust Company or an affiliate serves as custodian	$500
Through a regular investment plan established at the time the fund position is opened	$100

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Advisor Freedom® 2055 Fund/I

Investment Objective

The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expenses	0.77%
Total annual operating expenses(a)	0.77%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$79
3 years	$246
5 years	$428
10 years	$954

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 24% of the average value of its portfolio.

Principal Investment Strategies
  FMR Co., Inc (FMRC) may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of Fidelity® domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets among underlying Fidelity® funds according to a "neutral" asset allocation strategy shown in the "glide path" below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Advisor Freedom® Income Fund (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2055)).

  As of March 31, 2016 the fund's neutral asset allocation to underlying Fidelity® funds was approximately:

Domestic Equity Funds*	63.0%
International Equity Funds*	27.0%
Bond Funds*	10.0%
Short-Term Funds*	0.0%

* FMRC may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above.
  FMRC may use an active asset allocation strategy to increase or decrease neutral asset class exposures reflected above by up to 10 percentage points for Equity Funds (includes domestic equity and international equity funds), Bond Funds and Short-Term Funds to reflect FMRC's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as "neutral" because they do not reflect any decisions made by FMRC to overweight or underweight an asset class.
  FMRC may also make active asset allocations within other asset classes (including Commodities, High Yield Debt, Floating Rate Debt, Real Estate Debt, Inflation-Protected Debt, and Emerging Markets Debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above.
  Designed for investors who anticipate retiring in or within a few years of 2055 (target retirement date) at or around age 65 and plan to gradually withdraw the value of their account in the fund over time.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  "Growth" Investing.  "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing.  "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	11.16%	March 31, 2012
Lowest Quarter Return	(8.38)%	September 30, 2015
Year-to-Date Return	(0.27)%	March 31, 2016

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015	Past 1 year	Life of class(a)
Class I
Return Before Taxes	(0.72)%	6.48%
Return After Taxes on Distributions	(1.80)%	5.29%
Return After Taxes on Distributions and Sale of Fund Shares	0.31%	4.81%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	1.38%	12.49%
Fidelity Freedom 2055 Composite Index℠ (reflects no deduction for fees or expenses)	(1.06)%	8.46%

(a)  From June 1, 2011

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

Class I eligibility requirements are listed in the Additional Information about the Purchase and Sale of Shares section of the prospectus.

You may buy or sell shares through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet

www.advisor.fidelity.com

Phone

To reach a Fidelity representative 1-877-208-0098

Mail

Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
Fidelity Advisor® Traditional IRA, Roth IRA, Rollover IRA, and Simplified Employee Pension-IRA for which Fidelity Management Trust Company or an affiliate serves as custodian	$500
Through a regular investment plan established at the time the fund position is opened	$100

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Advisor Freedom® 2060 Fund/I

Investment Objective

The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expenses	0.77%
Total annual operating expenses(a)	0.77%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$79
3 years	$246
5 years	$428
10 years	$954

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 64% of the average value of its portfolio.

Principal Investment Strategies
  FMR Co., Inc (FMRC) may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of Fidelity® domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets among underlying Fidelity® funds according to a "neutral" asset allocation strategy shown in the "glide path" below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Advisor Freedom® Income Fund (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2060)).

  As of March 31, 2016 the fund's neutral asset allocation to underlying Fidelity® funds was approximately:

Domestic Equity Funds*	63.0%
International Equity Funds*	27.0%
Bond Funds*	10.0%
Short-Term Funds*	0.0%

* FMRC may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above.
  FMRC may use an active asset allocation strategy to increase or decrease neutral asset class exposures reflected above by up to 10 percentage points for Equity Funds (includes domestic equity and international equity funds), Bond Funds and Short-Term Funds to reflect FMRC's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as "neutral" because they do not reflect any decisions made by FMRC to overweight or underweight an asset class.
  FMRC may also make active asset allocations within other asset classes (including Commodities, High Yield Debt, Floating Rate Debt, Real Estate Debt, Inflation-Protected Debt, and Emerging Markets Debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above.
  Designed for investors who anticipate retiring in or within a few years of 2060 (target retirement date) at or around age 65 and plan to gradually withdraw the value of their account in the fund over time.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  "Growth" Investing.  "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing.  "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for more recent performance information.

Year-by-Year Returns

During the period shown in the chart:	Returns	Quarter ended
Highest Quarter Return	4.60%	December 31, 2015
Lowest Quarter Return	(8.37)%	September 30, 2015
Year-to-Date Return	(0.21)%	March 31, 2016

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015	Past 1 year	Life of class(a)
Class I
Return Before Taxes	(0.85)%	1.32%
Return After Taxes on Distributions	(1.75)%	0.25%
Return After Taxes on Distributions and Sale of Fund Shares	0.11%	0.86%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	1.38%	6.79%
Fidelity Freedom 2060 Composite Index℠ (reflects no deduction for fees or expenses)	(1.06)%	1.40%

(a)  From August 5, 2014

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) and Brett Sumsion (co-manager) have managed the fund since August 2014.

Purchase and Sale of Shares

Class I eligibility requirements are listed in the Additional Information about the Purchase and Sale of Shares section of the prospectus.

You may buy or sell shares through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet

www.advisor.fidelity.com

Phone

To reach a Fidelity representative 1-877-208-0098

Mail

Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
Fidelity Advisor® Traditional IRA, Roth IRA, Rollover IRA, and Simplified Employee Pension-IRA for which Fidelity Management Trust Company or an affiliate serves as custodian	$500
Through a regular investment plan established at the time the fund position is opened	$100

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Basics

Investment Details

Investment Objective

Fidelity Advisor Freedom® Income Fund seeks high total return with a secondary objective of principal preservation.

Each of Fidelity Advisor Freedom® 2005 Fund, Fidelity Advisor Freedom® 2010 Fund, Fidelity Advisor Freedom® 2015 Fund, Fidelity Advisor Freedom® 2020 Fund, Fidelity Advisor Freedom® 2025 Fund, Fidelity Advisor Freedom® 2030 Fund, Fidelity Advisor Freedom® 2035 Fund, Fidelity Advisor Freedom® 2040 Fund, Fidelity Advisor Freedom® 2045 Fund, Fidelity Advisor Freedom® 2050 Fund, Fidelity Advisor Freedom® 2055 Fund, and Fidelity Advisor Freedom® 2060 Fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Principal Investment Strategies

The Adviser invests each fund's assets in a combination of Fidelity® funds: domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds). The funds differ primarily due to their asset allocations among these fund types. Because each fund allocates its assets among the underlying Fidelity® funds based on fund types rather than on the actual holdings of the underlying Fidelity® funds, each fund may have greater exposure to an asset class to the extent that an underlying Fidelity® fund holds securities of more than one asset class. The neutral asset allocation strategy for each fund is designed to provide an approach to asset allocation that is neither overly aggressive nor overly conservative.

The Adviser allocates the assets of each fund (except Fidelity Advisor Freedom® Income Fund) among underlying Fidelity® funds according to a neutral asset allocation strategy that becomes increasingly conservative over time. Each fund's name refers to the approximate retirement year of the investors for whom the fund's asset allocation strategy is designed. For example, Fidelity Advisor Freedom® 2060 Fund, which is designed for investors planning to retire around the year 2060 and at or around age 65, has a relatively aggressive neutral asset allocation, with a substantial portion of its assets invested in domestic equity funds and international equity funds and a modest portion of its assets invested in bond funds. By contrast, Fidelity Advisor Freedom® 2005 Fund, which has reached its target retirement year, has a relatively more conservative neutral asset allocation, with less than half of its assets invested in domestic equity and international equity funds and the majority of its assets invested in bond funds and short-term funds.

Fidelity Advisor Freedom® Income Fund is designed for investors in their retirement years. The Adviser allocates the fund's assets according to a stable neutral asset allocation that emphasizes bond funds and short-term funds but also includes a small amount of domestic equity funds and international equity funds.

Active Asset Allocation. The "neutral" asset allocation in each fund summary represents the Adviser's view regarding how each fund's investments should be allocated among the various asset classes over the long term. Each fund's actual allocations may differ to the extent the Adviser employs its active allocation strategy. As discussed in each fund's summary, the active asset allocation strategy allows the Adviser to increase or decrease neutral asset class exposures by up to 10 percentage points for Equity Funds (includes domestic equity and international equity funds), Bond Funds and Short-Term Funds, to reflect the Adviser's market outlook, which is primarily focused on the intermediate term (active asset allocation strategy). At no time, however, will a fund's investments in domestic and international equity funds exceed 95%.

The following table lists the approximate asset class allocation ranges for each fund as of March 31, 2016. The Adviser may change these percentages over time.

Asset Class Allocation Ranges	Fidelity Advisor Freedom Income Fund	Fidelity Advisor Freedom 2005 Fund	Fidelity Advisor Freedom 2010 Fund	Fidelity Advisor Freedom 2015 Fund	Fidelity Advisor Freedom 2020 Fund	Fidelity Advisor Freedom 2025 Fund	Fidelity Advisor Freedom 2030 Fund	Fidelity Advisor Freedom 2035 Fund	Fidelity Advisor Freedom 2040 Fund	Fidelity Advisor Freedom 2045 Fund	Fidelity Advisor Freedom 2050 Fund	Fidelity Advisor Freedom 2055 Fund	Fidelity Advisor Freedom 2060 Fund
Domestic and International Equity Funds	14.0% - 34.0%	26.8% - 46.8%	35.7% - 55.7%	44.2% - 64.2%	50.1% - 70.1%	57.1% - 77.1%	71.2% - 91.2%	80.0% - 95.0%	80.0% - 95.0%	80.0% - 95.0%	80.0% - 95.0%	80.0% - 95.0%	80.0% - 95.0%
Bond Funds	36.0% - 56.0%	31.4% - 51.4%	27.9% - 47.9%	24.5% - 44.5%	22.1% - 42.1%	19.2% - 39.2%	8.8% - 28.8%	0.0% - 20.0%	0.0% - 20.0%	0.0% - 20.0%	0.0% - 20.0%	0.0% - 20.0%	0.0% - 20.0%
Short-Term Funds	20.0% - 40.0%	11.8% - 31.8%	6.4% - 26.4%	1.3% - 21.3%	0.0% - 17.8%	0.0% - 13.7%	0.0% - 10.0%	0.0% - 10.0%	0.0% - 10.0%	0.0% - 10.0%	0.0% - 10.0%	0.0% - 10.0%	0.0% - 10.0%

When increasing or decreasing asset allocation to one or more asset classes, the Adviser will correspondingly reduce or increase exposure to the remaining asset classes. For example, if the Adviser's intermediate term market outlook was to favor fixed income securities, the Adviser may choose to increase each fund's asset allocation to underlying bond funds by up to 10 percentage points from each fund's neutral asset allocation to bond funds, by correspondingly reducing asset allocation to domestic and international equity funds and/or short-term funds. Conversely, if fixed income investments were to fall out of favor based on the Adviser's intermediate term market outlook, the Adviser may choose to decrease exposures to underlying bond funds by increasing asset allocation to underlying domestic and/or international equity funds and/or short-term funds.

The Adviser may also make active asset allocations within other asset classes (including Commodities, High Yield Debt, Floating Rate Debt, Real Estate Debt, Inflation-Protected Debt, and Emerging Markets Debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations.

Information concerning each fund's actual allocations to underlying funds will be available in each fund's shareholder report and on the funds' website from time to time.

Selecting a Fidelity Advisor Freedom® Fund

There are many considerations relevant to fund selection, including your individual income replacement goals (i.e., how much income do you expect to need in retirement), other expected income after retirement, inflation, other assets and risk tolerance. You should also consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund or a collection of funds will provide sufficient income in your retirement years. When selecting a fund, in addition to the considerations discussed above, you may wish to consider a fund with a target year near the year in which you anticipate your retirement to begin, having reached the age of at or around 65. It is important to note that the funds' asset allocation strategy is designed to provide income for shareholders through their retirement years and assumes that an investor will withdraw the value of his or her account gradually after retirement. Meeting your retirement goals is dependent upon many factors, including the amount you save and the period over which you do so. Investors should select the fund that best meets their individual circumstances and investment goals.

Asset Allocation Framework

The following chart illustrates how each fund's approximate asset allocation among domestic equity funds, international equity funds, bond funds, and short-term funds is expected to change over time. The funds' actual asset allocations may differ from this illustration.

The neutral allocations shown in the glide path do not reflect any decisions made by the Adviser to overweight or underweight a particular asset class based on its market outlook. Each fund's asset allocation assigned to the asset classes above is not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) 10 percentage points.

When the neutral asset allocation of a fund matches Fidelity Advisor Freedom® Income Fund's neutral asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Advisor Freedom® Income Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Advisor Freedom® Income Fund.

The Adviser may modify the neutral asset allocation strategy and the active asset allocation strategy for any fund from time to time.

Description of Underlying Fidelity® Funds

Each fund invests in underlying Fidelity® funds.

Although the underlying Fidelity® funds are categorized generally as domestic equity, international equity, bond, and short-term funds, many of the underlying Fidelity® funds may invest in a mix of securities of foreign and domestic issuers, investment-grade and high yield bonds, and other securities. Many of the underlying Fidelity® funds may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease a fund's exposure to changing security prices or other factors that affect security values. Each Fidelity Advisor Freedom® Fund will purchase Institutional Class shares of any underlying Fidelity® fund that offers Advisor classes of shares. The Adviser may modify the selection of underlying Fidelity® funds for any fund from time to time. When modifying the selection of underlying Fidelity® funds and transitioning in or out of one or more underlying Fidelity® funds, the Adviser may invest a fund's assets directly in securities for a period of time.

A brief description of the underlying Fidelity® funds each fund may utilize as of the date of this prospectus, is provided in the funds' Statement of Additional Information (SAI). More detailed information about each underlying Fidelity® fund is available in each underlying Fidelity® fund's prospectus.

The following table lists the underlying Fidelity® funds in which each fund currently may invest and each fund's approximate asset allocation to each underlying Fidelity® fund as of March 31, 2016. The Adviser may change these percentages over time.

Fund Categories	Fidelity Advisor Freedom® Income Fund	Fidelity Advisor Freedom® 2005 Fund	Fidelity Advisor Freedom® 2010 Fund	Fidelity Advisor Freedom® 2015 Fund	Fidelity Advisor Freedom® 2020 Fund	Fidelity Advisor Freedom® 2025 Fund	Fidelity Advisor Freedom® 2030 Fund	Fidelity Advisor Freedom® 2035 Fund	Fidelity Advisor Freedom® 2040 Fund	Fidelity Advisor Freedom® 2045 Fund	Fidelity Advisor Freedom® 2050 Fund	Fidelity Advisor Freedom® 2055 Fund	Fidelity Advisor Freedom® 2060 Fund
DOMESTIC EQUITY FUNDS
Domestic Equity Funds
Fidelity Advisor® Series Equity Growth Fund	1.7%	2.6%	3.2%	3.8%	4.3%	4.7%	5.7%	6.4%	6.4%	6.4%	6.4%	6.4%	6.4%
Fidelity Advisor® Series Equity-Income Fund	3.1%	4.7%	5.8%	6.9%	7.7%	8.5%	10.4%	11.5%	11.5%	11.5%	11.5%	11.5%	11.5%
Fidelity Advisor® Series Growth & Income Fund	2.2%	3.3%	4.0%	4.8%	5.3%	5.9%	7.2%	7.9%	7.9%	7.9%	7.9%	7.9%	7.9%
Fidelity Advisor® Series Growth Opportunities Fund	1.1%	1.7%	2.1%	2.5%	2.8%	3.1%	3.8%	4.2%	4.2%	4.2%	4.2%	4.2%	4.2%
Fidelity Advisor® Series Opportunistic Insights Fund	1.6%	2.4%	3.0%	3.6%	4.0%	4.4%	5.3%	5.9%	5.9%	5.9%	5.9%	5.9%	5.9%
Fidelity Advisor® Series Small Cap Fund	0.9%	1.3%	1.6%	1.9%	2.1%	2.4%	2.9%	3.2%	3.2%	3.2%	3.2%	3.2%	3.2%
Fidelity Advisor® Series Stock Selector Large Cap Value Fund	2.1%	3.1%	3.9%	4.6%	5.1%	5.7%	6.9%	7.7%	7.7%	7.7%	7.7%	7.7%	7.7%
Fidelity® Series 100 Index Fund	0.9%	1.4%	1.8%	2.1%	2.3%	2.6%	3.1%	3.5%	3.5%	3.5%	3.5%	3.5%	3.5%
Fidelity® Series 1000 Value Index Fund	0.3%	0.5%	0.7%	0.8%	0.9%	0.9%	1.1%	1.3%	1.3%	1.3%	1.3%	1.3%	1.3%
Fidelity® Series All-Sector Equity Fund	2.1%	3.1%	3.9%	4.6%	5.1%	5.7%	6.9%	7.6%	7.6%	7.6%	7.6%	7.6%	7.6%
Fidelity® Series Real Estate Equity Fund	0.2%	0.3%	0.4%	0.5%	0.5%	0.6%	0.7%	0.8%	0.8%	0.8%	0.8%	0.8%	0.8%
Fidelity® Series Small Cap Opportunities Fund	1.0%	1.6%	1.9%	2.3%	2.6%	2.8%	3.5%	3.8%	3.8%	3.8%	3.8%	3.8%	3.8%
Commodity Funds
Fidelity® Series Commodity Strategy Fund	1.3%	1.3%	1.2%	1.2%	1.2%	1.3%	1.2%	1.3%	1.3%	1.3%	1.3%	1.3%	1.3%
INTERNATIONAL EQUITY FUNDS
Developed International Equity Funds
Fidelity® Series International Growth Fund	2.1%	3.4%	4.3%	5.2%	5.8%	6.6%	8.1%	9.0%	9.0%	9.0%	9.0%	9.0%	9.0%
Fidelity® Series International Small Cap Fund	0.5%	0.8%	1.1%	1.3%	1.4%	1.6%	1.9%	2.1%	2.1%	2.1%	2.1%	2.1%	2.1%
Fidelity® Series International Value Fund	2.0%	3.3%	4.3%	5.2%	5.8%	6.5%	8.0%	8.9%	8.9%	8.9%	9.0%	9.0%	9.0%
Emerging Markets Equity Funds
Fidelity® Series Emerging Markets Fund	4.5%	5.5%	6.3%	6.9%	7.4%	7.8%	8.8%	9.4%	9.4%	9.4%	9.4%	9.4%	9.4%
BOND FUNDS
Investment Grade Bond Funds
Fidelity® Series Investment Grade Bond Fund	38.7%	34.5%	31.4%	28.5%	24.9%	19.9%	9.6%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%
Inflation-Protected Bond Funds
Fidelity® Series Inflation-Protected Bond Index Fund	3.8%	3.3%	2.7%	1.9%	1.1%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%
High Yield Bond Funds
Fidelity® Series Emerging Markets Debt Fund	0.6%	0.6%	0.6%	0.6%	0.6%	0.6%	0.6%	0.6%	0.6%	0.6%	0.6%	0.6%	0.6%
Fidelity® Series Floating Rate High Income Fund	0.3%	0.3%	0.3%	0.3%	0.2%	0.2%	0.3%	0.3%	0.3%	0.3%	0.3%	0.3%	0.2%
Fidelity® Series High Income Fund	3.0%	3.0%	3.0%	3.0%	3.0%	3.0%	3.0%	3.0%	3.0%	3.0%	3.0%	2.9%	3.0%
Fidelity® Series Real Estate Income Fund	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%
SHORT-TERM FUNDS
Fidelity Advisor® Series Short-Term Credit Fund	9.0%	6.1%	4.2%	2.4%	1.9%	1.5%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Money Market Portfolio(a)	16.5%	11.4%	7.8%	4.6%	3.5%	2.7%	0.0%	0.1%	0.1%	0.1%	0.0%	0.1%	0.1%

(a)  On or about May 31, 2016, Fidelity® Series Government Money Market Fund is expected to replace Money Market Portfolio as an underlying fund for each Fidelity Advisor Freedom® Fund.

Principal Investment Risks

Many factors affect each fund's performance. A fund's share price changes daily based on the performance of the underlying Fidelity® funds in which it invests. The ability of each fund to meet its investment objective is directly related to its asset allocation among underlying Fidelity® funds and the ability of those funds to meet their investment objectives. If the Adviser's asset allocation strategy does not work as intended, a fund may not achieve its objective. Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at, or after the target retirement date.

The following factors can significantly affect a fund's performance:

Asset Allocation Risk. A fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.

Investing in Other Funds. A fund bears all risks of investment strategies employed by the underlying funds. A fund does not control the investments of the underlying funds, which may have different investment objectives and may engage in investment strategies that a fund would not engage in directly. Aggregation of underlying fund holdings may result in indirect concentration of assets in a particular industry or group of industries, or in a single issuer, which may increase volatility.

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations, especially in foreign markets, can be dramatic over the short as well as long term, and different parts of the market, including different market sectors, and different types of equity securities can react differently to these developments. For example, stocks of companies in one sector can react differently from those in another, large cap stocks can react differently from small cap stocks, "growth" stocks can react differently from "value" stocks, and stocks selected using quantitative or technical analysis can react differently than stocks selected using fundamental analysis. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Floating Rate Loan Trading. The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans generally are subject to legal or contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. For example, if the credit quality of a floating rate loan unexpectedly declines significantly, secondary market trading in that floating rate loan can also decline for a period of time. During periods of infrequent trading, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss.

Interest Rate Changes. Debt securities, including money market securities, have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and certain types of securities, such as mortgage securities and the securities of issuers in the financial services sector, can be more sensitive to interest rate changes, meaning the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. Short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates. Securities with floating interest rates can be less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general. Securities whose payment at maturity is based on the movement of all or part of an index and inflation-protected debt securities may react differently from other types of debt securities.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations, and securities for which an entity located in a foreign country provides credit support or a maturity-shortening structure can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign exchange rates; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers or providers in, or foreign exchange rates with, a different country or region.

Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. In addition, from time to time, a small number of companies may represent a large portion of a single industry or a group of related industries as a whole, and these companies can be sensitive to adverse economic, regulatory, or financial developments.

The commodities industries can be significantly affected by the level and volatility of commodity prices; the rate of commodity consumption; world events including international monetary and political developments; import controls, export controls, and worldwide competition; exploration and production spending; and tax and other government regulations and economic conditions.

Companies in the financial services industries are highly dependent on the supply of short-term financing. The value of securities of issuers in the financial services industries can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The real estate industry is particularly sensitive to economic downturns. The value of securities of issuers in the real estate industry, including REITs, can be affected by changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, and the management skill and creditworthiness of the issuer. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT, and REITs may not have diversified holdings. Because REITs are pooled investment vehicles that have expenses of their own, the fund will indirectly bear its proportionate share of those expenses.

Subsidiary Risk. The investments held by the Subsidiary are generally similar to those that are permitted to be held by the underlying fund that invests in it and, therefore, the Subsidiary is subject to risks similar to those of such fund, including the risks associated with investing in derivatives and commodity-linked investing in general. Because the Subsidiary is organized under Cayman Islands law and is not registered under the Investment Company Act of 1940 (1940 Act), the Subsidiary is not subject to the investor protections of the 1940 Act. The underlying fund that invests in the Subsidiary relies on a private letter ruling received by other Fidelity® funds from the Internal Revenue Service with respect to its investment in the Subsidiary. Changes in U.S. or Cayman Islands laws could result in the inability of such fund and/or the Subsidiary to operate as described in this prospectus.

Prepayment. Many types of debt securities, including mortgage securities, and inflation-protected debt securities, and floating rate loans, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment or when the credit quality of an issuer improves and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's credit quality or value and an issuer's or counterparty's ability to pay interest and principal when due. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes, and if the structure of a security fails to function as intended, the security could decline in value. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), including floating rate loans, and certain types of other securities tend to be particularly sensitive to these changes.

Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short as well as long periods of time or during periods of general or regional economic difficulty. The default rate for lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) is likely to be higher during economic recessions or periods of high interest rates.

Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, imperfect correlation between the underlying fund's securities and those in its index, timing differences associated with additions to and deletions from the index, and changes in the shares outstanding of the component securities. An underlying index fund may not be fully invested at times, either as a result of cash flows into the underlying fund or as a result of reserves of cash held by the underlying fund to meet redemptions. The use of sampling techniques or futures or other derivative positions may affect an underlying index fund's ability to achieve close correlation with its index. In addition, an underlying index fund may not be able to invest in certain securities in its index or invest in them in the exact proportions in which they are represented in the index due to regulatory restrictions.

Leverage Risk. Derivatives and forward-settling securities involve leverage because they can provide investment exposure in an amount exceeding the initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly. A small change in the underlying asset, instrument, or index can lead to a significant loss. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions. Forward-settling securities also involve the risk that a security will not be issued, delivered, or paid for when anticipated. Government legislation or regulation could affect the use of these transactions and could limit a fund's ability to pursue its investment strategies.

"Growth" Investing. "Growth" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Growth" stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, "growth" stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

"Value" Investing. "Value" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Value" stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

Inflation-Protected Debt Exposure. Inflation-protected debt securities tend to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation.

Small Cap Investing. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers and can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. Smaller issuers can have more limited product lines, markets, and financial resources.

Commodity-Linked Investing. The performance of commodities, commodity-linked swaps, futures, notes, and other commodity-related investments may depend on the performance of the overall commodities markets and on other factors that affect the value of commodities, including weather, political, tax, and other regulatory and market developments. Commodity-linked instruments may be leveraged. For example, the price of a three-times leveraged commodity-linked note may change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying index. Commodity-linked investments may be hybrid instruments that can have substantial risk of loss with respect to both principal and interest. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures, are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer's creditworthiness deteriorates. As a result, returns of commodity-linked investments may deviate significantly from the return of the underlying commodity, instruments, or measures.

In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect its performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The following is fundamental, that is, subject to change only by shareholder approval:

Fidelity Advisor Freedom® Income Fund seeks high total return with a secondary objective of principal preservation.

Each ofFidelity Advisor Freedom® 2005 Fund, Fidelity Advisor Freedom® 2010 Fund, Fidelity Advisor Freedom® 2015 Fund, Fidelity Advisor Freedom® 2020 Fund, Fidelity Advisor Freedom® 2025 Fund, Fidelity Advisor Freedom® 2030 Fund, Fidelity Advisor Freedom® 2035 Fund, Fidelity Advisor Freedom® 2040 Fund, Fidelity Advisor Freedom® 2045 Fund, Fidelity Advisor Freedom® 2050 Fund, Fidelity Advisor Freedom® 2055 Fund, and Fidelity Advisor Freedom® 2060 Fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Valuing Shares

Each fund is open for business each day the NYSE is open.

NAV is the value of a single share. Fidelity normally calculates NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. Each fund's assets normally are valued as of this time for the purpose of computing NAV. Fidelity calculates NAV separately for each class of shares of a multiple class fund.

NAV is not calculated and a fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

NAV is calculated using the values of the underlying Fidelity® funds in which a fund invests. Shares of underlying Fidelity® funds are valued at their respective NAVs. For an explanation of the circumstances under which the underlying Fidelity® funds will use fair value pricing and the effects of using fair value pricing, see the underlying Fidelity® funds' prospectuses and statements of additional information (SAIs).

To the extent that underlying Fidelity® fund assets are traded in other markets on days when a fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some underlying Fidelity® fund assets may not occur on days when a fund is open for business.

Shareholder Information

Additional Information about the Purchase and Sale of Shares

As used in this prospectus, the term "shares" generally refers to the shares offered through this prospectus.

General Information

Ways to Invest

You may buy or sell shares through a retirement account or an investment professional. When you invest through an investment professional, the procedures for buying, selling, and exchanging shares and the account features, policies, and fees may differ. Additional fees may apply to your investment in shares, including a transaction fee if you buy or sell shares through a broker or other investment professional.

Information on Placing Orders

You should include the following information with any order:

  Your name
  Your account number
  Type of transaction requested
  Name(s) of fund(s) and class(es)
  Dollar amount or number of shares

Certain methods of contacting Fidelity may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted.

Frequent Purchases and Redemptions

A fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to a fund (such as brokerage commissions or spreads paid to dealers who sell money market instruments), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund's NAV.

Each fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive trading than those stated in this prospectus.

Excessive Trading Policy for each fund

The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Excessive trading activity in a fund is measured by the number of roundtrip transactions in a shareholder's account and each class of a multiple class fund is treated separately. A roundtrip transaction occurs when a shareholder sells fund shares (including exchanges) within 30 days of the purchase date.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity® funds within any rolling 12-month period will be blocked for at least 85 days from additional purchases or exchange purchases across all Fidelity® funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block. Repeat offenders may be subject to long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder's control at any time. In addition to enforcing these roundtrip limitations, the fund may in its discretion restrict, reject, or cancel any purchases or exchanges that, in the Adviser's opinion, may be disruptive to the management of the fund or otherwise not be in the fund's interests.

Exceptions

The following transactions are exempt from the fund's excessive trading policy described above: (i) transactions of $1,000 or less, (ii) systematic withdrawal and/or contribution programs, (iii) mandatory retirement distributions, and (iv) transactions initiated by a plan sponsor or sponsors of certain employee benefit plans or other related accounts. In addition, the fund's excessive trading policy does not apply to transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund of fund(s), or other strategy funds. A qualified fund of fund(s) is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the fund's excessive trading policies to shareholders at the fund of fund(s) level, or demonstrates that the fund of fund(s) has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the fund's Treasurer.

Omnibus Accounts

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers, and third-party administrators. Individual trades in omnibus accounts are often not disclosed to the fund, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts is likely to go undetected by the fund and may increase costs to the fund and disrupt its portfolio management.

Under policies adopted by the Board of Trustees, intermediaries will be permitted to apply the fund's excessive trading policy (described above), or their own excessive trading policy if approved by the Adviser. In these cases, the fund will typically not request or receive individual account data but will rely on the intermediary to monitor trading activity in good faith in accordance with its or the fund's policies. Reliance on intermediaries increases the risk that excessive trading may go undetected. For other intermediaries, the fund will generally monitor trading activity at the omnibus account level to attempt to identify disruptive trades. The fund may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the fund's policy to transactions that exceed thresholds established by the Board of Trustees. The fund may prohibit purchases of fund shares by an intermediary or by some or all of any intermediary's clients. There is no assurance that the Adviser will request data with sufficient frequency to detect or deter excessive trading in omnibus accounts effectively.

If you purchase or sell fund shares through a financial intermediary, you may wish to contact the intermediary to determine the policies applicable to your account.

Retirement Plans

For employer-sponsored retirement plans, only participant directed exchanges count toward the roundtrip limits. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

Qualified Wrap Programs

The fund will monitor aggregate trading activity of adviser transactions to attempt to identify excessive trading in qualified wrap programs, as defined below. Excessive trading by an adviser will lead to fund blocks and the wrap program will lose its qualified status. Transactions of an adviser will not be matched with client-directed transactions unless the wrap program ceases to be a qualified wrap program (but all client-directed transactions will be subject to the fund's excessive trading policy).

A qualified wrap program is: (i) a program whose adviser certifies that it has investment discretion over $100 million or more in client assets invested in mutual funds at the time of the certification, (ii) a program in which the adviser directs transactions in the accounts participating in the program in concert with changes in a model portfolio, and (iii) managed by an adviser who agrees to give the Adviser sufficient information to permit the Adviser to identify the individual accounts in the wrap program.

Other Information about the Excessive Trading Policy

The fund's Treasurer is authorized to suspend the fund's policies during periods of severe market turbulence or national emergency. The fund reserves the right to modify its policies at any time without prior notice.

The fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

As described in "Valuing Shares," the fund also uses fair value pricing to help reduce arbitrage opportunities available to short-term traders. There is no assurance that the fund's excessive trading policy will be effective, or will successfully detect or deter excessive or disruptive trading.

Buying Shares

Eligibility

Class I shares are offered to:

1. Employee benefit plans investing through an intermediary and employee benefit plans not recordkept by Fidelity. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor® 403(b) program;

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity® fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee, or employee benefit plans sponsored by FMR LLC or an affiliate;

5. Any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Charitable organizations (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) or charitable remainder trusts or life income pools established for the benefit of a charitable organization;

7. Qualified tuition programs for which Fidelity serves as investment manager, or mutual funds managed by Fidelity or other parties;

8. Employer-sponsored health savings accounts investing through an intermediary; and

9. Destiny® Planholders who exchange, or have exchanged, from Class O to Class I of Fidelity Advisor® funds.

Minimum Waivers

There is no minimum balance or purchase minimum for (i) investments through Portfolio Advisory Services, (ii) certain Fidelity® retirement accounts funded through salary deduction, or fund positions opened with the proceeds of distributions from such retirement accounts or from a Fidelity® systematic withdrawal service, (iii) investments through a mutual fund or a qualified tuition program for which Fidelity serves as investment manager, or (iv) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, each fund may waive or lower purchase minimums in other circumstances.

Price to Buy

The price to buy one share is its NAV. Class I shares are sold without a sales charge.

Shares will be bought at the NAV next calculated after an order is received in proper form.

It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.

Each fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the NAV next calculated after the order is received by the authorized intermediary.

Provided a fund receives an order to buy shares in proper form before the close of business, the fund may place an order to buy shares of an underlying Fidelity® fund after the close of business, pursuant to a pre-determined allocation, and receive that day's NAV.

Shares are generally available only to investors residing in the United States.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

If your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.

Class I shares can be bought or sold through investment professionals using an automated order placement and settlement system that guarantees payment for orders on a specified date.

Certain financial institutions that meet creditworthiness criteria established by FDC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than close of business on the next business day. If payment is not received by that time, the order will be canceled and the financial institution will be liable for any losses.

Under applicable anti-money laundering rules and other regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Selling Shares

The price to sell one share is its NAV.

Shares will be sold at the NAV next calculated after an order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect a fund.

It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

Each fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the NAV next calculated after the order is received by the authorized intermediary.

Provided a fund receives an order to sell shares in proper form before the close of business, the fund may place an order to sell shares of an underlying Fidelity® fund after the close of business, pursuant to a pre-determined allocation, and receive that day's NAV.

A signature guarantee is designed to protect you and Fidelity from fraud. Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  When you wish to sell more than $100,000 worth of shares.
  When the address on your account (record address) has changed within the last 15 days or you are requesting that a check be mailed to an address different than the record address.
  When you are requesting that redemption proceeds be paid to someone other than the account owner.
  In certain situations when the redemption proceeds are being transferred to a Fidelity® account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

  If you are selling some but not all of your shares, keep your fund balance above the required minimum to keep your fund position open, except fund positions not subject to balance minimums.
  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if the Adviser determines it is in the best interests of a fund.
  You will not receive interest on amounts represented by uncashed redemption checks.
  Under applicable anti-money laundering rules and other regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a Class I shareholder, you have the privilege of exchanging Class I shares for Class I shares of other Fidelity® funds that offer Advisor classes of shares or for shares of Fidelity® funds.

Through your investment professional, you may also move between certain share classes of the same fund. For more information, see the SAI or consult your investment professional.

However, you should note the following policies and restrictions governing exchanges:

  The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.
  Each fund may refuse any exchange purchase for any reason. For example, each fund may refuse exchange purchases by any person or group if, in the Adviser's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  Before any exchange, read the prospectus for the shares you are purchasing, including any purchase and sale requirements.
  The shares you are acquiring by exchange must be available for sale in your state.
  Exchanges may have tax consequences for you.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
  Under applicable anti-money laundering rules and other regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The funds may terminate or modify exchange privileges in the future.

Other funds may have different exchange restrictions and minimums, and may impose redemption fees of up to 2.00% of the amount exchanged. Check each fund's prospectus for details.

Account Features and Policies

Features

The following features may be available to buy and sell shares of a fund. Visit www.advisor.fidelity.com or contact your investment professional for more information.

Electronic Funds Transfer (Fidelity Advisor Money Line®): electronic money movement through the Automated Clearing House

  To transfer money between a bank account and your fund account.
  You can use electronic funds transfer to:
    Make periodic (automatic) purchases of shares.
    Make periodic (automatic) redemptions of shares.

Wire: electronic money movement through the Federal Reserve wire system

  To transfer money between a bank account and your fund account.

Policies

The following policies apply to you as a shareholder.

Combination with Fidelity Advisor Freedom® Income Fund.Each fund may be combined with Fidelity Advisor Freedom® Income Fund, without a vote of shareholders, if the funds' Board of Trustees determines at the time of the proposed combination that combining the funds is in the best interests of the funds and their shareholders. Prior to a combination, Fidelity will notify shareholders of a fund of the combination and any tax consequences.

Statements that Fidelity sends to you include the following:

  Confirmation statements (after transactions affecting your fund balance except, to the extent applicable, reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).
  Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).

Current regulations allow Fidelity to send a single copy of shareholder documents for Fidelity® funds, such as prospectuses, annual and semiannual reports, and proxy materials, to certain mutual fund customers whom we believe are members of the same family who share the same address. We will not send multiple copies of these documents to you and members of your family who share the same address. Instead, we will send only a single copy of these documents. This will continue for as long as you are a shareholder, unless you notify us otherwise. If at any time you choose to receive individual copies of any documents, please call 1-877-208-0098. We will begin sending individual copies to you within 30 days of receiving your call.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations. In addition, each fund reserves the right to involuntarily redeem an account in the case of: (i) actual or suspected threatening conduct or actual or suspected fraudulent, illegal or suspicious activity by the account owner or any other individual associated with the account; or (ii) the failure of the account owner to provide information to the funds related to opening the accounts. Your shares will be sold at the NAV minus, if applicable, any short-term redemption fee, calculated on the day Fidelity closes your fund position.

If your fund balance falls below $1,000 worth of shares for any reason, including solely due to declines in NAV, and you do not increase your balance, Fidelity may sell all of your shares and send the proceeds to you after providing you with at least 30 days' notice to reestablish the minimum balance. Your shares will be sold at the NAV on the day Fidelity closes your fund position. Certain fund positions are not subject to these balance requirements and will not be closed for failure to maintain a minimum balance.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

Each fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Each fund (except Fidelity Advisor Freedom® Income Fund) normally pays dividends and capital gain distributions in May and December.

Fidelity Advisor Freedom® Income Fund normally pays dividends monthly (except January) and pays capital gain distributions in May and December.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available:

1. Reinvestment Option.  Any dividends and capital gain distributions will be automatically reinvested in additional shares. If you do not indicate a choice on your application, you will be assigned this option.

2. Income-Earned Option.  Any capital gain distributions will be automatically reinvested in additional shares. Any dividends will be paid in cash.

3. Cash Option.  Any dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option.  Any dividends will be automatically invested in the same class of shares of another identically registered Fidelity® fund. Any capital gain distributions will be automatically invested in the same class of shares of another identically registered Fidelity® fund, automatically reinvested in additional shares of the fund, or paid in cash.

Not all distribution options may be available for every account and certain restrictions may apply. If the option you prefer is not listed on your account application, or if you want to change your current option, contact your investment professional directly or call Fidelity.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

Tax Consequences

As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Taxes on Distributions  Distributions you receive from each fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain of each fund's distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of each fund's distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option.

Taxes on Transactions

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in a fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

Adviser

FMRC. The Adviser is each fund's manager. The address of the Adviser is 245 Summer Street, Boston, Massachusetts 02210.

The Adviser began managing the funds on October 1, 2015. Prior to such date, the funds were managed by Strategic Advisers, an affiliated investment adviser.

As of December 31, 2015, the Adviser had approximately $1.1 trillion in discretionary assets under management, and approximately $2.04 trillion when combined with all of its affiliates' assets under management.

As the manager, the Adviser administers the asset allocation program for each fund.

FMR is responsible for handling the business affairs for each fund.

Portfolio Manager(s)

Andrew Dierdorf is co-manager of each fund, which he has managed (other than Fidelity Advisor Freedom 2060 Fund) since June 2011. He has managed Fidelity Advisor Freedom 2060 Fund since August 2014. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Dierdorf has worked as a portfolio manager.

Brett Sumsion is co-manager of each fund, which he has managed (other than Fidelity Advisor Freedom 2060 Fund) since January 2014. He has managed Fidelity Advisor Freedom 2060 Fund since August 2014. He also manages other funds. Prior to joining Fidelity Investments in 2014 as a portfolio manager, Mr. Sumsion worked as a managing director of asset allocation at DuPont Capital Management, Inc. from 2008 to 2013.

The SAI provides additional information about the compensation of, any other accounts managed by, and any fund shares held by the portfolio managers.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity® fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity® fund.

Advisory Fee(s)

Each fund does not pay a management fee to the Adviser.

FMR receives no fee for handling the business affairs for each fund and pays the expenses of each fund with limited exceptions.

The basis for the Board of Trustees approving the management contract for each fund is available in each fund's semi-annual report for the fiscal period ended September 30, 2015.

From time to time, the Adviser or its affiliates may agree to reimburse or waive certain fund expenses while retaining the ability to be repaid if expenses fall below the specified limit prior to the end of the fiscal year.

Reimbursement or waiver arrangements can decrease expenses and boost performance.

The Adviser has voluntarily agreed to reimburse fund shares to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of average net assets, exceed the following rates. Voluntary arrangements may be discontinued at any time.

Fidelity Advisor Freedom® Income Fund	Class I
Rate	0.00%
Fidelity Advisor Freedom® 2005 Fund	Class I
Rate	0.00%
Fidelity Advisor Freedom® 2010 Fund	Class I
Rate	0.00%
Fidelity Advisor Freedom® 2015 Fund	Class I
Rate	0.00%
Fidelity Advisor Freedom® 2020 Fund	Class I
Rate	0.00%
Fidelity Advisor Freedom® 2025 Fund	Class I
Rate	0.00%
Fidelity Advisor Freedom® 2030 Fund	Class I
Rate	0.00%
Fidelity Advisor Freedom® 2035 Fund	Class I
Rate	0.00%
Fidelity Advisor Freedom® 2040 Fund	Class I
Rate	0.00%
Fidelity Advisor Freedom® 2045 Fund	Class I
Rate	0.00%
Fidelity Advisor Freedom® 2050 Fund	Class I
Rate	0.00%
Fidelity Advisor Freedom® 2055 Fund	Class I
Rate	0.00%
Fidelity Advisor Freedom® 2060 Fund	Class I
Rate	0.00%

Fund Distribution

Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.

FDC distributes Class I shares.

Intermediaries may receive from the Adviser, FDC, and/or their affiliates compensation for their services intended to result in the sale of Class I shares. This compensation may take the form of payments for additional distribution-related activities and/or shareholder services and payments for educational seminars and training, including seminars sponsored by FMR or an affiliate, or by an intermediary. These payments are described in more detail in this section and in the SAI.

Please speak with your investment professional to learn more about any payments his or her firm may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

Class I of the Fidelity Advisor Freedom Funds has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act that recognizes that the Adviser or FMR may use its past profits or its resources from any other source to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Class I shares and/or shareholder support services. The Adviser or FMR, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for Class I.

If payments made by the Adviser or FMR to FDC or to intermediaries under a Distribution and Service Plan were considered to be paid out of Class I's assets on an ongoing basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

Appendix

Financial Highlights

Financial Highlights are intended to help you understand the financial history of fund shares for the past 5 years (or, if shorter, the period of operations). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in shares (assuming reinvestment of all dividends and distributions). The annual information has been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report, along with fund financial statements, is included in the annual report. Annual reports are available for free upon request.

Financial Highlights — Fidelity Advisor Freedom Income Fund Class I

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.10	$11.23	$11.23	$11.00	$10.87
Income from Investment Operations
Net investment income (loss)A	.20	.19	.15	.15	.18
Net realized and unrealized gain (loss)	(.24)	.24	.29	.37	.20
Total from investment operations	(.04)	.43	.44	.52	.38
Distributions from net investment income	(.20)	(.19)	(.15)	(.14)	(.17)
Distributions from net realized gain	(.19)	(.36)	(.29)	(.14)	(.08)
Total distributions	(.39)	(.56)B	(.44)	(.29)C	(.25)
Net asset value, end of period	$10.67	$11.10	$11.23	$11.23	$11.00
Total ReturnD	(.34)%	3.89%	3.98%	4.75%	3.58%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.88%	1.73%	1.35%	1.33%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$83,497	$83,253	$71,933	$77,976	$60,248
Portfolio turnover rateE	30%	38%	36%	17%	24%

A  Calculated based on average shares outstanding during the period.

B  Total distributions of $.56 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.361 per share.

C  Total distributions of $.29 per share is comprised of distributions from net investment income of $.144 and distributions from net realized gain of $.141 per share.

D  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E  Amounts do not include the activity of the Underlying Funds.

F  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

G  Amount represents less than .005%.

Financial Highlights — Fidelity Advisor Freedom 2005 Fund Class I

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.18	$12.25	$11.97	$11.51	$11.52
Income from Investment Operations
Net investment income (loss)A	.22	.22	.16	.16	.18
Net realized and unrealized gain (loss)	(.34)	.36	.58	.53	.11
Total from investment operations	(.12)	.58	.74	.69	.29
Distributions from net investment income	(.23)	(.23)	(.15)	(.16)	(.18)
Distributions from net realized gain	(.32)	(.42)	(.31)	(.07)	(.13)
Total distributions	(.55)	(.65)	(.46)	(.23)	(.30)B
Net asset value, end of period	$11.51	$12.18	$12.25	$11.97	$11.51
Total ReturnC	(1.04)%	4.85%	6.29%	6.11%	2.67%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.87%	1.79%	1.35%	1.41%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$61,440	$66,255	$67,435	$70,364	$46,935
Portfolio turnover rateD	30%	29%	49%	23%	28%

A  Calculated based on average shares outstanding during the period.

B  Total distributions of $.30 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.128 per share.

C  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D  Amounts do not include the activity of the Underlying Funds.

E  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F  Amount represents less than .005%.

Financial Highlights — Fidelity Advisor Freedom 2010 Fund Class I

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.77	$12.96	$12.55	$11.94	$11.96
Income from Investment Operations
Net investment income (loss)A	.23	.23	.18	.19	.20
Net realized and unrealized gain (loss)	(.40)	.44	.82	.70	.13
Total from investment operations	(.17)	.67	1.00	.89	.33
Distributions from net investment income	(.24)	(.25)	(.17)	(.19)	(.20)
Distributions from net realized gain	(.44)	(.61)	(.42)	(.09)	(.16)
Total distributions	(.68)	(.86)	(.59)	(.28)	(.35)B
Net asset value, end of period	$11.92	$12.77	$12.96	$12.55	$11.94
Total ReturnC	(1.40)%	5.34%	8.10%	7.56%	2.97%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.88%	1.80%	1.40%	1.58%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$143,715	$158,071	$191,276	$197,152	$156,459
Portfolio turnover rateD	21%	22%	39%	26%	25%

A  Calculated based on average shares outstanding during the period.

B  Total distributions of $.35 per share is comprised of distributions from net investment income of $.199 and distributions from net realized gain of $.155 per share.

C  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D  Amounts do not include the activity of the Underlying Funds.

E  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F  Amount represents less than .005%.

Financial Highlights — Fidelity Advisor Freedom 2015 Fund Class I

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.79	$12.96	$12.56	$11.93	$11.94
Income from Investment Operations
Net investment income (loss)A	.23	.24	.18	.19	.20
Net realized and unrealized gain (loss)	(.45)	.48	.90	.72	.14
Total from investment operations	(.22)	.72	1.08	.91	.34
Distributions from net investment income	(.24)	(.25)	(.18)	(.19)	(.19)
Distributions from net realized gain	(.43)	(.64)	(.50)	(.09)	(.15)
Total distributions	(.67)	(.89)	(.68)	(.28)	(.35)B
Net asset value, end of period	$11.90	$12.79	$12.96	$12.56	$11.93
Total ReturnC	(1.80)%	5.74%	8.75%	7.74%	3.01%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.89%	1.83%	1.44%	1.61%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$361,722	$425,176	$488,611	$467,604	$348,068
Portfolio turnover rateD	20%	21%	37%	20%	19%

A  Calculated based on average shares outstanding during the period.

B  Total distributions of $.35 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.154 per share.

C  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D  Amounts do not include the activity of the Underlying Funds.

E  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F  Amount represents less than .005%.

Financial Highlights — Fidelity Advisor Freedom 2020 Fund Class I

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.54	$13.63	$13.14	$12.42	$12.53
Income from Investment Operations
Net investment income (loss)A	.24	.25	.20	.21	.22
Net realized and unrealized gain (loss)	(.51)	.56	1.03	.80	.05
Total from investment operations	(.27)	.81	1.23	1.01	.27
Distributions from net investment income	(.25)	(.26)	(.19)	(.21)	(.21)
Distributions from net realized gain	(.41)	(.64)	(.55)	(.08)	(.18)
Total distributions	(.66)	(.90)	(.74)	(.29)	(.38)B
Net asset value, end of period	$12.61	$13.54	$13.63	$13.14	$12.42
Total ReturnC	(2.07)%	6.13%	9.58%	8.28%	2.39%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.87%	1.84%	1.47%	1.69%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$767,908	$836,880	$875,979	$777,288	$555,462
Portfolio turnover rateD	20%	21%	40%	21%	18%

A  Calculated based on average shares outstanding during the period.

B  Total distributions of $.38 per share is comprised of distributions from net investment income of $.208 and distributions from net realized gain of $.175 per share.

C  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D  Amounts do not include the activity of the Underlying Funds.

E  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F  Amount represents less than .005%.

Financial Highlights — Fidelity Advisor Freedom 2025 Fund Class I

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.35	$13.43	$12.81	$11.99	$12.17
Income from Investment Operations
Net investment income (loss)A	.23	.24	.19	.22	.21
Net realized and unrealized gain (loss)	(.54)	.60	1.28	.88	(.02)
Total from investment operations	(.31)	.84	1.47	1.10	.19
Distributions from net investment income	(.23)	(.25)	(.19)	(.21)	(.20)
Distributions from net realized gain	(.42)	(.67)	(.66)	(.07)	(.18)
Total distributions	(.65)	(.92)	(.85)	(.28)	(.37)B
Net asset value, end of period	$12.39	$13.35	$13.43	$12.81	$11.99
Total ReturnC	(2.44)%	6.48%	11.81%	9.29%	1.84%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.78%	1.80%	1.50%	1.79%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$870,772	$838,616	$846,372	$686,540	$470,704
Portfolio turnover rateD	24%	23%	41%	22%	14%

A  Calculated based on average shares outstanding during the period.

B  Total distributions of $.37 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.179 per share.

C  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D  Amounts do not include the activity of the Underlying Funds.

E  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F  Amount represents less than .005%.

Financial Highlights — Fidelity Advisor Freedom 2030 Fund Class I

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$14.21	$14.22	$13.42	$12.54	$12.77
Income from Investment Operations
Net investment income (loss)A	.22	.24	.20	.23	.22
Net realized and unrealized gain (loss)	(.65)	.71	1.48	.94	(.05)
Total from investment operations	(.43)	.95	1.68	1.17	.17
Distributions from net investment income	(.23)	(.25)	(.21)	(.23)	(.21)
Distributions from net realized gain	(.50)	(.71)	(.67)	(.06)	(.19)
Total distributions	(.72)B	(.96)	(.88)	(.29)	(.40)
Net asset value, end of period	$13.06	$14.21	$14.22	$13.42	$12.54
Total ReturnC	(3.16)%	6.85%	12.89%	9.47%	1.57%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.64%	1.67%	1.49%	1.83%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$861,408	$919,561	$897,398	$716,715	$505,761
Portfolio turnover rateD	22%	24%	53%	23%	16%

A  Calculated based on average shares outstanding during the period.

B  Total distributions of $.72 per share is comprised of distributions from net investment income of $.225 and distributions from net realized gain of $.499 per share.

C  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D  Amounts do not include the activity of the Underlying Funds.

E  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F  Amount represents less than .005%.

Financial Highlights — Fidelity Advisor Freedom 2035 Fund Class I

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.59	$13.61	$12.80	$11.86	$12.17
Income from Investment Operations
Net investment income (loss)A	.20	.22	.18	.21	.19
Net realized and unrealized gain (loss)	(.67)	.72	1.60	.97	(.14)
Total from investment operations	(.47)	.94	1.78	1.18	.05
Distributions from net investment income	(.20)	(.23)	(.18)	(.20)	(.17)
Distributions from net realized gain	(.47)	(.73)	(.79)	(.04)	(.19)
Total distributions	(.67)	(.96)	(.97)	(.24)	(.36)
Net asset value, end of period	$12.45	$13.59	$13.61	$12.80	$11.86
Total ReturnB	(3.63)%	7.11%	14.44%	10.10%	.71%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.53%	1.61%	1.38%	1.79%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$684,976	$710,667	$695,092	$547,049	$360,580
Portfolio turnover rateC	22%	25%	48%	25%	13%

A  Calculated based on average shares outstanding during the period.

B  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C  Amounts do not include the activity of the Underlying Funds.

D  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

E  Amount represents less than .005%.

Financial Highlights — Fidelity Advisor Freedom 2040 Fund Class I

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$14.57	$14.59	$13.67	$12.65	$13.00
Income from Investment Operations
Net investment income (loss)A	.21	.23	.19	.23	.20
Net realized and unrealized gain (loss)	(.71)	.76	1.75	1.05	(.16)
Total from investment operations	(.50)	.99	1.94	1.28	.04
Distributions from net investment income	(.22)	(.24)	(.19)	(.22)	(.19)
Distributions from net realized gain	(.54)	(.77)	(.83)	(.04)	(.21)
Total distributions	(.75)B	(1.01)	(1.02)	(.26)	(.39)C
Net asset value, end of period	$13.32	$14.57	$14.59	$13.67	$12.65
Total ReturnD	(3.62)%	6.99%	14.73%	10.24%	.61%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.52%	1.60%	1.35%	1.78%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$629,599	$688,278	$664,689	$508,363	$352,751
Portfolio turnover rateE	21%	24%	47%	26%	14%

A  Calculated based on average shares outstanding during the period.

B  Total distributions of $.75 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.535 per share.

C  Total distributions of $.39 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.207 per share.

D  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E  Amounts do not include the activity of the Underlying Funds.

F  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

G  Amount represents less than .005%.

Financial Highlights — Fidelity Advisor Freedom 2045 Fund Class I

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.21	$11.37	$10.50	$9.83	$10.11
Income from Investment Operations
Net investment income (loss)A	.16	.18	.15	.18	.16
Net realized and unrealized gain (loss)	(.55)	.59	1.41	.81	(.14)
Total from investment operations	(.39)	.77	1.56	.99	.02
Distributions from net investment income	(.17)	(.19)	(.15)	(.17)	(.14)
Distributions from net realized gain	(.37)	(.74)	(.54)	(.15)	(.16)
Total distributions	(.54)	(.93)	(.69)	(.32)	(.30)
Net asset value, end of period	$10.28	$11.21	$11.37	$10.50	$9.83
Total ReturnB	(3.66)%	7.03%	15.14%	10.43%	.45%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.52%	1.62%	1.37%	1.84%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$390,675	$400,667	$378,776	$269,633	$162,772
Portfolio turnover rateC	26%	27%	46%	25%	11%

A  Calculated based on average shares outstanding during the period.

B  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C  Amounts do not include the activity of the Underlying Funds.

D  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

E  Amount represents less than .005%.

Financial Highlights — Fidelity Advisor Freedom 2050 Fund Class I

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.13	$11.30	$10.44	$9.65	$9.97
Income from Investment Operations
Net investment income (loss)A	.16	.18	.15	.18	.15
Net realized and unrealized gain (loss)	(.55)	.59	1.40	.82	(.18)
Total from investment operations	(.39)	.77	1.55	1.00	(.03)
Distributions from net investment income	(.16)	(.18)	(.15)	(.16)	(.13)
Distributions from net realized gain	(.36)	(.76)	(.55)	(.05)	(.16)
Total distributions	(.52)	(.94)	(.69)B	(.21)	(.29)
Net asset value, end of period	$10.22	$11.13	$11.30	$10.44	$9.65
Total ReturnC	(3.65)%	7.10%	15.20%	10.55%	.02%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.53%	1.62%	1.35%	1.81%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$320,449	$303,017	$282,594	$202,208	$126,497
Portfolio turnover rateD	24%	30%	47%	28%	12%

A  Calculated based on average shares outstanding during the period.

B  Total distributions of $.69 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.546 per share.

C  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D  Amounts do not include the activity of the Underlying Funds.

E  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F  Amount represents less than .005%.

Financial Highlights — Fidelity Advisor Freedom 2055 Fund Class I

Years ended March 31,	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$11.96	$11.74	$10.59	$9.76	$10.00
Income from Investment Operations
Net investment income (loss)B	.18	.19	.15	.21	.13
Net realized and unrealized gain (loss)	(.60)	.63	1.48	.83	(.11)
Total from investment operations	(.42)	.82	1.63	1.04	.02
Distributions from net investment income	(.17)	(.18)	(.13)	(.14)	(.12)
Distributions from net realized gain	(.31)	(.42)	(.36)	(.07)	(.15)
Total distributions	(.48)	(.60)	(.48)C	(.21)	(.26)D
Net asset value, end of period	$11.06	$11.96	$11.74	$10.59	$9.76
Total ReturnE,F	(3.64)%	7.15%	15.61%	10.84%	.51%
Ratios to Average Net AssetsG,H
Expenses before reductionsI	-%	-%	-%	-%	- %J
Expenses net of fee waivers, if any	-%	-%	-%	-%	- %J
Expenses net of all reductions	-%	-%	-%	-%	- %J
Net investment income (loss)	1.56%	1.64%	1.36%	2.07%	1.69%J
Supplemental Data
Net assets, end of period (000 omitted)	$119,597	$87,769	$54,490	$18,438	$2,503
Portfolio turnover rateG	24%	29%	43%	29%	18%J

A  For the period June 1, 2011 (commencement of operations) to March 31, 2012.

B  Calculated based on average shares outstanding during the period.

C  Total distributions of $.48 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.355 per share.

D  Total distributions of $.26 per share is comprised of distributions from net investment income of $.116 and distributions from net realized gain of $.146 per share.

E  Total returns for periods of less than one year are not annualized.

F  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G  Amounts do not include the activity of the Underlying Funds.

H  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

I  Amount represents less than .005%.

J  Annualized

Financial Highlights — Fidelity Advisor Freedom 2060 Fund Class I

Years ended March 31,	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.35	$10.00
Income from Investment Operations
Net investment income (loss)B	.15	.17
Net realized and unrealized gain (loss)	(.50)	.37
Total from investment operations	(.35)	.54
Distributions from net investment income	(.12)	(.10)
Distributions from net realized gain	(.23)	(.08)
Total distributions	(.35)	(.19)C
Net asset value, end of period	$9.65	$10.35
Total ReturnD,E	(3.54)%	5.38%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	-%	- %I
Expenses net of fee waivers, if any	-%	- %I
Expenses net of all reductions	-%	- %I
Net investment income (loss)	1.54%	2.49%I
Supplemental Data
Net assets, end of period (000 omitted)	$5,845	$399
Portfolio turnover rateF	64%	47%I

A  For the period August 5, 2014 (commencement of operations) to March 31, 2015.

B  Calculated based on average shares outstanding during the period.

C  Total distributions of $.19 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $.081 per share.

D  Total returns for periods of less than one year are not annualized.

E  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F  Amounts do not include the activity of the Underlying Funds.

G  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H  Amount represents less than .005%.

I  Annualized

Additional Index Information

Each of Fidelity Freedom Income Composite Index℠, Fidelity Freedom 2005 Composite Index℠, Fidelity Freedom 2010 Composite Index℠, Fidelity Freedom 2015 Composite Index℠, Fidelity Freedom 2020 Composite Index℠, Fidelity Freedom 2025 Composite Index℠, Fidelity Freedom 2030 Composite Index℠, Fidelity Freedom 2035 Composite Index℠, Fidelity Freedom 2040 Composite Index℠, Fidelity Freedom 2045 Composite Index℠, Fidelity Freedom 2050 Composite Index℠, Fidelity Freedom 2055 Composite Index℠, and Fidelity Freedom 2060 Composite Indexis a customized blend of the following unmanaged indexes: Dow Jones U.S. Total Stock Market Index℠; MSCI ACWI (All Country World Index) ex USA Index; Barclays® U.S. Aggregate Bond Index; and Barclays® U.S. 3 Month Treasury Bellwether Index. The composition differed in periods prior to January 1, 2014. The index weightings are adjusted monthly to reflect the fund's changing asset allocations.

Barclays® U.S. Aggregate Bond Index is a broad-based, market-value-weighted benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. Sectors in the index include Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

S&P 500® Index is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account:  When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals:  When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the funds. A description of each fund's policies and procedures for disclosing its holdings is available in the funds' SAI and on Fidelity's web sites. The SAI also includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports also include additional information. Each fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-877-208-0098. In addition, you may visit Fidelity's web site at www.advisor.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-06440

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity Advisor Freedom Funds, Fidelity Advisor Freedom, Fidelity Investments & Pyramid Design, Fidelity Advisor, Fidelity, Directed Dividends, Fidelity Advisor Money Line, and Destiny are registered service marks of FMR LLC. © 2016 FMR LLC. All rights reserved.

Fidelity Freedom Income Composite Index, Fidelity Freedom 2005 Composite Index, Fidelity Freedom 2010 Composite Index, Fidelity Freedom 2015 Composite Index, Fidelity Freedom 2020 Composite Index, Fidelity Freedom 2025 Composite Index, Fidelity Freedom 2030 Composite Index, Fidelity Freedom 2035 Composite Index, Fidelity Freedom 2040 Composite Index, Fidelity Freedom 2045 Composite Index, Fidelity Freedom 2050 Composite Index, Fidelity Freedom 2055 Composite Index, Fidelity Freedom 2060 Composite Index, are service marks of FMR LLC.

Any third-party marks that may appear above are the marks of their respective owners.

1.784493.115	AFFI-PRO-0516

Fidelity Freedom K® Funds

Fund	Ticker
Fidelity Freedom K® Income Fund	FFKAX

Fidelity Freedom K® 2005 Fund	FFKVX

Fidelity Freedom K® 2010 Fund	FFKCX

Fidelity Freedom K® 2015 Fund	FKVFX

Fidelity Freedom K® 2020 Fund	FFKDX

Fidelity Freedom K® 2025 Fund	FKTWX

Fidelity Freedom K® 2030 Fund	FFKEX

Fidelity Freedom K® 2035 Fund	FKTHX

Fidelity Freedom K® 2040 Fund	FFKFX

Fidelity Freedom K® 2045 Fund	FFKGX

Fidelity Freedom K® 2050 Fund	FFKHX

Fidelity Freedom K® 2055 Fund	FDENX

Fidelity Freedom K® 2060 Fund	FDKNX

Prospectus

May 28, 2016

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

245 Summer Street, Boston, MA 02210

Contents
Fund Summary	Fidelity Freedom K® Income Fund
Fidelity Freedom K® 2005 Fund
Fidelity Freedom K® 2010 Fund
Fidelity Freedom K® 2015 Fund
Fidelity Freedom K® 2020 Fund
Fidelity Freedom K® 2025 Fund
Fidelity Freedom K® 2030 Fund
Fidelity Freedom K® 2035 Fund
Fidelity Freedom K® 2040 Fund
Fidelity Freedom K® 2045 Fund
Fidelity Freedom K® 2050 Fund
Fidelity Freedom K® 2055 Fund
Fidelity Freedom K® 2060 Fund
Fund Basics	Investment Details
Valuing Shares
Shareholder Information	Additional Information about the Purchase and Sale of Shares
Exchanging Shares
Account Policies
Dividends and Capital Gain Distributions
Tax Consequences
Fund Services	Fund Management
Fund Distribution
Appendix	Financial Highlights
Additional Index Information

Fund Summary

Fund:
Fidelity Freedom K® Income Fund

Investment Objective

The fund seeks high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Acquired fund fees and expenses	0.39%
Total annual operating expenses(a)	0.44%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$45
3 years	$141
5 years	$246
10 years	$555

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies
  Investing in a combination of Fidelity® domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets among underlying Fidelity® funds according to a stable "neutral" asset allocation strategy shown in the "glide path" below.

  Allocating assets among underlying Fidelity® funds according to a stable "neutral" asset allocation of approximately:

Domestic Equity Funds*	17%
International Equity Funds*	7%
Bond Funds*	46%
Short-Term Funds*	30%

* FMRC may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above.
  FMR Co., Inc. (FMRC) may use an active asset allocation strategy to increase or decrease neutral asset class exposures reflected above by up to 10 percentage points for Equity Funds (includes domestic equity and international equity funds), Bond Funds and Short-Term Funds to reflect FMRC's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as "neutral" because they do not reflect any decisions made by FMRC to overweight or underweight an asset class.
  FMRC may also make active asset allocations within other asset classes (including Commodities, High Yield Debt, Floating Rate Debt, Real Estate Debt, Inflation-Protected Debt, and Emerging Markets Debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment.  The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk.  Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance is not an indication of future performance.

Visit www.401k.com and log in for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	3.99%	September 30, 2010
Lowest Quarter Return	(3.22)%	September 30, 2011
Year-to-Date Return	1.65%	March 31, 2016

Average Annual Returns

For the periods ended December 31, 2015	Past 1 year	Past 5 years	Life of fund(a)
Fidelity Freedom K® Income Fund	(0.32)%	3.32%	5.27%
Barclays® U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	0.55%	3.25%	4.06%
Fidelity Freedom Income Composite Index℠ (reflects no deduction for fees, expenses, or taxes)	0.12%	3.48%	4.69%

(a)  From July 2, 2009

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which Fidelity provides recordkeeping services or that already have a qualifying investment in other Fidelity® funds. Plan participants may purchase shares only if shares are eligible for sale and available through their plan. You may buy or sell shares in various ways:

Internet

www.401k.com

Phone

For Individual Accounts (investing through a retirement plan sponsor or other institution), refer to your plan materials or contact that institution directly.

For Retirement Plan Level Accounts:

Corporate Clients 1-800-962-1375

"Not for Profit" Clients 1-800-343-0860

Mail

Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions by the fund to tax-advantaged retirement plan accounts are not taxable currently (but you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund:
Fidelity Freedom K® 2005 Fund

Investment Objective

The fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Acquired fund fees and expenses	0.44%
Total annual operating expenses(a)	0.49%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$50
3 years	$157
5 years	$274
10 years	$616

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 27% of the average value of its portfolio.

Principal Investment Strategies
  FMR Co., Inc (FMRC) may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of Fidelity® domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets among underlying Fidelity® funds according to a "neutral" asset allocation strategy shown in the "glide path" below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Freedom® K Income Fund (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2005)).

  As of March 31, 2016 the fund's neutral asset allocation to underlying Fidelity® funds was approximately:

Domestic Equity Funds*	25.8%
International Equity Funds*	11.0%
Bond Funds*	41.4%
Short-Term Funds*	21.8%

* FMRC may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above.
  FMRC may use an active asset allocation strategy to increase or decrease neutral asset class exposures reflected above by up to 10 percentage points for Equity Funds (includes domestic equity and international equity funds), Bond Funds and Short-Term Funds to reflect FMRC's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as "neutral" because they do not reflect any decisions made by FMRC to overweight or underweight an asset class.
  FMRC may also make active asset allocations within other asset classes (including Commodities, High Yield Debt, Floating Rate Debt, Real Estate Debt, Inflation-Protected Debt, and Emerging Markets Debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above.
  Designed for investors who retired in or within a few years of 2005 (target retirement date) at or around age 65 and plan to gradually withdraw the value of their account in the fund over time.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment.  The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk.  Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Value" Investing.  "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance is not an indication of future performance.

Visit www.401k.com and log in for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	6.91%	September 30, 2010
Lowest Quarter Return	(6.85)%	September 30, 2011
Year-to-Date Return	1.29%	March 31, 2016

Average Annual Returns

For the periods ended December 31, 2015	Past 1 year	Past 5 years	Life of fund(a)
Fidelity Freedom K® 2005 Fund	(0.17)%	4.27%	7.31%
Barclays® U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	0.55%	3.25%	4.06%
Fidelity Freedom 2005 Composite Index℠ (reflects no deduction for fees, expenses, or taxes)	(0.03)%	4.83%	7.18%

(a)  From July 2, 2009

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which Fidelity provides recordkeeping services or that already have a qualifying investment in other Fidelity® funds. Plan participants may purchase shares only if shares are eligible for sale and available through their plan. You may buy or sell shares in various ways:

Internet

www.401k.com

Phone

For Individual Accounts (investing through a retirement plan sponsor or other institution), refer to your plan materials or contact that institution directly.

For Retirement Plan Level Accounts:

Corporate Clients 1-800-962-1375

"Not for Profit" Clients 1-800-343-0860

Mail

Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions by the fund to tax-advantaged retirement plan accounts are not taxable currently (but you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund:
Fidelity Freedom K® 2010 Fund

Investment Objective

The fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Acquired fund fees and expenses	0.48%
Total annual operating expenses(a)	0.53%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$54
3 years	$170
5 years	$296
10 years	$665

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies
  FMR Co., Inc (FMRC) may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of Fidelity® domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets among underlying Fidelity® funds according to a "neutral" asset allocation strategy shown in the "glide path" below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Freedom® K Income Fund (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2010)).

  As of March 31, 2016 the fund's neutral asset allocation to underlying Fidelity® funds was approximately:

Domestic Equity Funds*	32.0%
International Equity Funds*	13.7%
Bond Funds*	37.9%
Short-Term Funds*	16.4%

* FMRC may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above.
  FMRC may use an active asset allocation strategy to increase or decrease neutral asset class exposures reflected above by up to 10 percentage points for Equity Funds (includes domestic equity and international equity funds), Bond Funds and Short-Term Funds to reflect FMRC's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as "neutral" because they do not reflect any decisions made by FMRC to overweight or underweight an asset class.
  FMRC may also make active asset allocations within other asset classes (including Commodities, High Yield Debt, Floating Rate Debt, Real Estate Debt, Inflation-Protected Debt, and Emerging Markets Debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above.
  Designed for investors who retired in or within a few years of 2010 (target retirement date) at or around age 65 and plan to gradually withdraw the value of their account in the fund over time.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment.  The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk.  Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing.  "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing.  "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance is not an indication of future performance.

Visit www.401k.com and log in for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	7.77%	September 30, 2010
Lowest Quarter Return	(8.39)%	September 30, 2011
Year-to-Date Return	1.22%	March 31, 2016

Average Annual Returns

For the periods ended December 31, 2015	Past 1 year	Past 5 years	Life of fund(a)
Fidelity Freedom K® 2010 Fund	(0.23)%	5.13%	8.30%
Barclays® U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	0.55%	3.25%	4.06%
Fidelity Freedom 2010 Composite Index℠ (reflects no deduction for fees, expenses, or taxes)	(0.16)%	6.01%	8.46%

(a)  From July 2, 2009

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which Fidelity provides recordkeeping services or that already have a qualifying investment in other Fidelity® funds. Plan participants may purchase shares only if shares are eligible for sale and available through their plan. You may buy or sell shares in various ways:

Internet

www.401k.com

Phone

For Individual Accounts (investing through a retirement plan sponsor or other institution), refer to your plan materials or contact that institution directly.

For Retirement Plan Level Accounts:

Corporate Clients 1-800-962-1375

"Not for Profit" Clients 1-800-343-0860

Mail

Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions by the fund to tax-advantaged retirement plan accounts are not taxable currently (but you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund:
Fidelity Freedom K® 2015 Fund

Investment Objective

The fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Acquired fund fees and expenses	0.51%
Total annual operating expenses(a)	0.56%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$57
3 years	$179
5 years	$313
10 years	$701

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategies
  FMR Co., Inc (FMRC) may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of Fidelity® domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets among underlying Fidelity® funds according to a "neutral" asset allocation strategy shown in the "glide path" below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Freedom® K Income Fund (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2015)).

  As of March 31, 2016 the fund's neutral asset allocation to underlying Fidelity® funds was approximately:

Domestic Equity Funds*	37.9%
International Equity Funds*	16.3%
Bond Funds*	34.5%
Short-Term Funds*	11.3%

* FMRC may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above.
  FMRC may use an active asset allocation strategy to increase or decrease neutral asset class exposures reflected above by up to 10 percentage points for Equity Funds (includes domestic equity and international equity funds), Bond Funds and Short-Term Funds to reflect FMRC's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as "neutral" because they do not reflect any decisions made by FMRC to overweight or underweight an asset class.
  FMRC may also make active asset allocations within other asset classes (including Commodities, High Yield Debt, Floating Rate Debt, Real Estate Debt, Inflation-Protected Debt, and Emerging Markets Debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above.
  Designed for investors who retired in or within a few years of 2015 (target retirement date) at or around age 65 and plan to gradually withdraw the value of their account in the fund over time.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment.  The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk.  Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing.  "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing.  "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance is not an indication of future performance.

Visit www.401k.com and log in for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	7.95%	September 30, 2010
Lowest Quarter Return	(8.59)%	September 30, 2011
Year-to-Date Return	1.02%	March 31, 2016

Average Annual Returns

For the periods ended December 31, 2015	Past 1 year	Past 5 years	Life of fund(a)
Fidelity Freedom K® 2015 Fund	(0.22)%	5.36%	8.61%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	1.38%	12.57%	15.93%
Fidelity Freedom 2015 Composite Index℠ (reflects no deduction for fees, expenses, or taxes)	(0.30)%	6.28%	8.79%

(a)  From July 2, 2009

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which Fidelity provides recordkeeping services or that already have a qualifying investment in other Fidelity® funds. Plan participants may purchase shares only if shares are eligible for sale and available through their plan. You may buy or sell shares in various ways:

Internet

www.401k.com

Phone

For Individual Accounts (investing through a retirement plan sponsor or other institution), refer to your plan materials or contact that institution directly.

For Retirement Plan Level Accounts:

Corporate Clients 1-800-962-1375

"Not for Profit" Clients 1-800-343-0860

Mail

Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions by the fund to tax-advantaged retirement plan accounts are not taxable currently (but you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund:
Fidelity Freedom K® 2020 Fund

Investment Objective

The fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Acquired fund fees and expenses	0.53%
Total annual operating expenses(a)	0.58%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$59
3 years	$186
5 years	$324
10 years	$726

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies
  FMR Co., Inc (FMRC) may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of Fidelity® domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets among underlying Fidelity® funds according to a "neutral" asset allocation strategy shown in the "glide path" below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Freedom® K Income Fund (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2020)).

  As of March 31, 2016 the fund's neutral asset allocation to underlying Fidelity® funds was approximately:

Domestic Equity Funds*	42.1%
International Equity Funds*	18.0%
Bond Funds*	32.1%
Short-Term Funds*	7.8%

* FMRC may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above.
  FMRC may use an active asset allocation strategy to increase or decrease neutral asset class exposures reflected above by up to 10 percentage points for Equity Funds (includes domestic equity and international equity funds), Bond Funds and Short-Term Funds to reflect FMRC's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as "neutral" because they do not reflect any decisions made by FMRC to overweight or underweight an asset class.
  FMRC may also make active asset allocations within other asset classes (including Commodities, High Yield Debt, Floating Rate Debt, Real Estate Debt, Inflation-Protected Debt, and Emerging Markets Debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above.
  Designed for investors who anticipate retiring in or within a few years of 2020 (target retirement date) at or around age 65 and plan to gradually withdraw the value of their account in the fund over time.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment.  The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk.  Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing.  "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing.  "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance is not an indication of future performance.

Visit www.401k.com and log in for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	9.24%	September 30, 2010
Lowest Quarter Return	(10.27)%	September 30, 2011
Year-to-Date Return	0.74%	March 31, 2016

Average Annual Returns

For the periods ended December 31, 2015	Past 1 year	Past 5 years	Life of fund(a)
Fidelity Freedom K® 2020 Fund	(0.14)%	5.68%	9.43%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	1.38%	12.57%	15.93%
Fidelity Freedom 2020 Composite Index℠ (reflects no deduction for fees, expenses, or taxes)	(0.40)%	6.69%	9.73%

(a)  From July 2, 2009

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which Fidelity provides recordkeeping services or that already have a qualifying investment in other Fidelity® funds. Plan participants may purchase shares only if shares are eligible for sale and available through their plan. You may buy or sell shares in various ways:

Internet

www.401k.com

Phone

For Individual Accounts (investing through a retirement plan sponsor or other institution), refer to your plan materials or contact that institution directly.

For Retirement Plan Level Accounts:

Corporate Clients 1-800-962-1375

"Not for Profit" Clients 1-800-343-0860

Mail

Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions by the fund to tax-advantaged retirement plan accounts are not taxable currently (but you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund:
Fidelity Freedom K® 2025 Fund

Investment Objective

The fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Acquired fund fees and expenses	0.56%
Total annual operating expenses(a)	0.61%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$62
3 years	$195
5 years	$340
10 years	$762

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies
  FMR Co., Inc (FMRC) may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of Fidelity® domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets among underlying Fidelity® funds according to a "neutral" asset allocation strategy shown in the "glide path" below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Freedom® K Income Fund (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2025)).

  As of March 31, 2016 the fund's neutral asset allocation to underlying Fidelity® funds was approximately:

Domestic Equity Funds*	47.0%
International Equity Funds*	20.1%
Bond Funds*	29.2%
Short-Term Funds*	3.7%

* FMRC may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above.
  FMRC may use an active asset allocation strategy to increase or decrease neutral asset class exposures reflected above by up to 10 percentage points for Equity Funds (includes domestic equity and international equity funds), Bond Funds and Short-Term Funds to reflect FMRC's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as "neutral" because they do not reflect any decisions made by FMRC to overweight or underweight an asset class.
  FMRC may also make active asset allocations within other asset classes (including Commodities, High Yield Debt, Floating Rate Debt, Real Estate Debt, Inflation-Protected Debt, and Emerging Markets Debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above.
  Designed for investors who anticipate retiring in or within a few years of 2025 (target retirement date) at or around age 65 and plan to gradually withdraw the value of their account in the fund over time.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment.  The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk.  Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing.  "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing.  "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance is not an indication of future performance.

Visit www.401k.com and log in for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	10.12%	September 30, 2010
Lowest Quarter Return	(12.15)%	September 30, 2011
Year-to-Date Return	0.50%	March 31, 2016

Average Annual Returns

For the periods ended December 31, 2015	Past 1 year	Past 5 years	Life of fund(a)
Fidelity Freedom K® 2025 Fund	(0.15)%	6.34%	10.26%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	1.38%	12.57%	15.93%
Fidelity Freedom 2025 Composite Index℠ (reflects no deduction for fees, expenses, or taxes)	(0.53)%	7.62%	10.83%

(a)  From July 2, 2009

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which Fidelity provides recordkeeping services or that already have a qualifying investment in other Fidelity® funds. Plan participants may purchase shares only if shares are eligible for sale and available through their plan. You may buy or sell shares in various ways:

Internet

www.401k.com

Phone

For Individual Accounts (investing through a retirement plan sponsor or other institution), refer to your plan materials or contact that institution directly.

For Retirement Plan Level Accounts:

Corporate Clients 1-800-962-1375

"Not for Profit" Clients 1-800-343-0860

Mail

Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions by the fund to tax-advantaged retirement plan accounts are not taxable currently (but you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund:
Fidelity Freedom K® 2030 Fund

Investment Objective

The fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Acquired fund fees and expenses	0.60%
Total annual operating expenses(a)	0.65%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$66
3 years	$208
5 years	$362
10 years	$810

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies
  FMR Co., Inc (FMRC) may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of Fidelity® domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets among underlying Fidelity® funds according to a "neutral" asset allocation strategy shown in the "glide path" below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Freedom® K Income Fund (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2030)).

  As of March 31, 2016 the fund's neutral asset allocation to underlying Fidelity® funds was approximately:

Domestic Equity Funds*	56.8%
International Equity Funds*	24.4%
Bond Funds*	18.8%
Short-Term Funds*	0.0%

* FMRC may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above.
  FMRC may use an active asset allocation strategy to increase or decrease neutral asset class exposures reflected above by up to 10 percentage points for Equity Funds (includes domestic equity and international equity funds), Bond Funds and Short-Term Funds to reflect FMRC's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as "neutral" because they do not reflect any decisions made by FMRC to overweight or underweight an asset class.
  FMRC may also make active asset allocations within other asset classes (including Commodities, High Yield Debt, Floating Rate Debt, Real Estate Debt, Inflation-Protected Debt, and Emerging Markets Debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above.
  Designed for investors who anticipate retiring in or within a few years of 2030 (target retirement date) at or around age 65 and plan to gradually withdraw the value of their account in the fund over time.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment.  The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk.  Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing.  "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing.  "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance is not an indication of future performance.

Visit www.401k.com and log in for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	10.68%	September 30, 2010
Lowest Quarter Return	(12.91)%	September 30, 2011
Year-to-Date Return	0.00%	March 31, 2016

Average Annual Returns

For the periods ended December 31, 2015	Past 1 year	Past 5 years	Life of fund(a)
Fidelity Freedom K® 2030 Fund	(0.13)%	6.60%	10.69%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	1.38%	12.57%	15.93%
Fidelity Freedom 2030 Composite Index℠ (reflects no deduction for fees, expenses, or taxes)	(0.86)%	7.90%	11.34%

(a)  From July 2, 2009

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which Fidelity provides recordkeeping services or that already have a qualifying investment in other Fidelity® funds. Plan participants may purchase shares only if shares are eligible for sale and available through their plan. You may buy or sell shares in various ways:

Internet

www.401k.com

Phone

For Individual Accounts (investing through a retirement plan sponsor or other institution), refer to your plan materials or contact that institution directly.

For Retirement Plan Level Accounts:

Corporate Clients 1-800-962-1375

"Not for Profit" Clients 1-800-343-0860

Mail

Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions by the fund to tax-advantaged retirement plan accounts are not taxable currently (but you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund:
Fidelity Freedom K® 2035 Fund

Investment Objective

The fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Acquired fund fees and expenses	0.62%
Total annual operating expenses(a)	0.67%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$68
3 years	$214
5 years	$373
10 years	$835

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 17% of the average value of its portfolio.

Principal Investment Strategies
  FMR Co., Inc (FMRC) may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of Fidelity® domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets among underlying Fidelity® funds according to a "neutral" asset allocation strategy shown in the "glide path" below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Freedom® K Income Fund (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2035)).

  As of March 31, 2016 the fund's neutral asset allocation to underlying Fidelity® funds was approximately:

Domestic Equity Funds*	63.0%
International Equity Funds*	27.0%
Bond Funds*	10.0%
Short-Term Funds*	0.0%

* FMRC may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above.
  FMRC may use an active asset allocation strategy to increase or decrease neutral asset class exposures reflected above by up to 10 percentage points for Equity Funds (includes domestic equity and international equity funds), Bond Funds and Short-Term Funds to reflect FMRC's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as "neutral" because they do not reflect any decisions made by FMRC to overweight or underweight an asset class.
  FMRC may also make active asset allocations within other asset classes (including Commodities, High Yield Debt, Floating Rate Debt, Real Estate Debt, Inflation-Protected Debt, and Emerging Markets Debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above.
  Designed for investors who anticipate retiring in or within a few years of 2035 (target retirement date) at or around age 65 and plan to gradually withdraw the value of their account in the fund over time.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  "Growth" Investing.  "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing.  "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance is not an indication of future performance.

Visit www.401k.com and log in for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	11.40%	September 30, 2010
Lowest Quarter Return	(14.73)%	September 30, 2011
Year-to-Date Return	(0.41)%	March 31, 2016

Average Annual Returns

For the periods ended December 31, 2015	Past 1 year	Past 5 years	Life of fund(a)
Fidelity Freedom K® 2035 Fund	(0.13)%	6.93%	11.15%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	1.38%	12.57%	15.93%
Fidelity Freedom 2035 Composite Index℠ (reflects no deduction for fees, expenses, or taxes)	(1.06)%	8.46%	12.04%

(a)  From July 2, 2009

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which Fidelity provides recordkeeping services or that already have a qualifying investment in other Fidelity® funds. Plan participants may purchase shares only if shares are eligible for sale and available through their plan. You may buy or sell shares in various ways:

Internet

www.401k.com

Phone

For Individual Accounts (investing through a retirement plan sponsor or other institution), refer to your plan materials or contact that institution directly.

For Retirement Plan Level Accounts:

Corporate Clients 1-800-962-1375

"Not for Profit" Clients 1-800-343-0860

Mail

Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions by the fund to tax-advantaged retirement plan accounts are not taxable currently (but you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund:
Fidelity Freedom K® 2040 Fund

Investment Objective

The fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Acquired fund fees and expenses	0.62%
Total annual operating expenses(a)	0.67%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$68
3 years	$214
5 years	$373
10 years	$835

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 17% of the average value of its portfolio.

Principal Investment Strategies
  FMR Co., Inc (FMRC) may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of Fidelity® domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets among underlying Fidelity® funds according to a "neutral" asset allocation strategy shown in the "glide path" below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Freedom® K Income Fund (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2040)).

  As of March 31, 2016 the fund's neutral asset allocation to underlying Fidelity® funds was approximately:

Domestic Equity Funds*	63.0%
International Equity Funds*	27.0%
Bond Funds*	10.0%
Short-Term Funds*	0.0%

* FMRC may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above.
  FMRC may use an active asset allocation strategy to increase or decrease neutral asset class exposures reflected above by up to 10 percentage points for Equity Funds (includes domestic equity and international equity funds), Bond Funds and Short-Term Funds to reflect FMRC's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as "neutral" because they do not reflect any decisions made by FMRC to overweight or underweight an asset class.
  FMRC may also make active asset allocations within other asset classes (including Commodities, High Yield Debt, Floating Rate Debt, Real Estate Debt, Inflation-Protected Debt, and Emerging Markets Debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above.
  Designed for investors who anticipate retiring in or within a few years of 2040 (target retirement date) at or around age 65 and plan to gradually withdraw the value of their account in the fund over time.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  "Growth" Investing.  "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing.  "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance is not an indication of future performance.

Visit www.401k.com and log in for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	11.45%	September 30, 2010
Lowest Quarter Return	(15.07)%	September 30, 2011
Year-to-Date Return	(0.34)%	March 31, 2016

Average Annual Returns

For the periods ended December 31, 2015	Past 1 year	Past 5 years	Life of fund(a)
Fidelity Freedom K® 2040 Fund	(0.12)%	6.98%	11.29%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	1.38%	12.57%	15.93%
Fidelity Freedom 2040 Composite Index℠ (reflects no deduction for fees, expenses, or taxes)	(1.06)%	8.55%	12.21%

(a)  From July 2, 2009

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which Fidelity provides recordkeeping services or that already have a qualifying investment in other Fidelity® funds. Plan participants may purchase shares only if shares are eligible for sale and available through their plan. You may buy or sell shares in various ways:

Internet

www.401k.com

Phone

For Individual Accounts (investing through a retirement plan sponsor or other institution), refer to your plan materials or contact that institution directly.

For Retirement Plan Level Accounts:

Corporate Clients 1-800-962-1375

"Not for Profit" Clients 1-800-343-0860

Mail

Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions by the fund to tax-advantaged retirement plan accounts are not taxable currently (but you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund:
Fidelity Freedom K® 2045 Fund

Investment Objective

The fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Acquired fund fees and expenses	0.62%
Total annual operating expenses(a)	0.67%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$68
3 years	$214
5 years	$373
10 years	$835

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies
  FMR Co., Inc (FMRC) may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of Fidelity® domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets among underlying Fidelity® funds according to a "neutral" asset allocation strategy shown in the "glide path" below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Freedom® K Income Fund (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2045)).

  As of March 31, 2016 the fund's neutral asset allocation to underlying Fidelity® funds was approximately:

Domestic Equity Funds*	63.0%
International Equity Funds*	27.0%
Bond Funds*	10.0%
Short-Term Funds*	0.0%

* FMRC may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above.
  FMRC may use an active asset allocation strategy to increase or decrease neutral asset class exposures reflected above by up to 10 percentage points for Equity Funds (includes domestic equity and international equity funds), Bond Funds and Short-Term Funds to reflect FMRC's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as "neutral" because they do not reflect any decisions made by FMRC to overweight or underweight an asset class.
  FMRC may also make active asset allocations within other asset classes (including Commodities, High Yield Debt, Floating Rate Debt, Real Estate Debt, Inflation-Protected Debt, and Emerging Markets Debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above.
  Designed for investors who anticipate retiring in or within a few years of 2045 (target retirement date) at or around age 65 and plan to gradually withdraw the value of their account in the fund over time.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  "Growth" Investing.  "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing.  "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance is not an indication of future performance.

Visit www.401k.com and log in for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	11.77%	September 30, 2010
Lowest Quarter Return	(15.50)%	September 30, 2011
Year-to-Date Return	(0.33)%	March 31, 2016

Average Annual Returns

For the periods ended December 31, 2015	Past 1 year	Past 5 years	Life of fund(a)
Fidelity Freedom K® 2045 Fund	(0.14)%	7.08%	11.44%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	1.38%	12.57%	15.93%
Fidelity Freedom 2045 Composite Index℠ (reflects no deduction for fees, expenses, or taxes)	(1.06)%	8.67%	12.35%

(a)  From July 2, 2009

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which Fidelity provides recordkeeping services or that already have a qualifying investment in other Fidelity® funds. Plan participants may purchase shares only if shares are eligible for sale and available through their plan. You may buy or sell shares in various ways:

Internet

www.401k.com

Phone

For Individual Accounts (investing through a retirement plan sponsor or other institution), refer to your plan materials or contact that institution directly.

For Retirement Plan Level Accounts:

Corporate Clients 1-800-962-1375

"Not for Profit" Clients 1-800-343-0860

Mail

Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions by the fund to tax-advantaged retirement plan accounts are not taxable currently (but you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund:
Fidelity Freedom K® 2050 Fund

Investment Objective

The fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Acquired fund fees and expenses	0.62%
Total annual operating expenses(a)	0.67%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$68
3 years	$214
5 years	$373
10 years	$835

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies
  FMR Co., Inc (FMRC) may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of Fidelity® domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets among underlying Fidelity® funds according to a "neutral" asset allocation strategy shown in the "glide path" below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Freedom® K Income Fund (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2050)).

  As of March 31, 2016 the fund's neutral asset allocation to underlying Fidelity® funds was approximately:

Domestic Equity Funds*	63.0%
International Equity Funds*	27.0%
Bond Funds*	10.0%
Short-Term Funds*	0.0%

* FMRC may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above.
  FMRC may use an active asset allocation strategy to increase or decrease neutral asset class exposures reflected above by up to 10 percentage points for Equity Funds (includes domestic equity and international equity funds), Bond Funds and Short-Term Funds to reflect FMRC's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as "neutral" because they do not reflect any decisions made by FMRC to overweight or underweight an asset class.
  FMRC may also make active asset allocations within other asset classes (including Commodities, High Yield Debt, Floating Rate Debt, Real Estate Debt, Inflation-Protected Debt, and Emerging Markets Debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above.
  Designed for investors who anticipate retiring in or within a few years of 2050 (target retirement date) at or around age 65 and plan to gradually withdraw the value of their account in the fund over time.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  "Growth" Investing.  "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing.  "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance is not an indication of future performance.

Visit www.401k.com and log in for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	12.17%	September 30, 2010
Lowest Quarter Return	(16.19)%	September 30, 2011
Year-to-Date Return	(0.39)%	March 31, 2016

Average Annual Returns

For the periods ended December 31, 2015	Past 1 year	Past 5 years	Life of fund(a)
Fidelity Freedom K® 2050 Fund	(0.15)%	7.06%	11.51%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	1.38%	12.57%	15.93%
Fidelity Freedom 2050 Composite Index℠ (reflects no deduction for fees, expenses, or taxes)	(1.06)%	8.69%	12.54%

(a)  From July 2, 2009

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which Fidelity provides recordkeeping services or that already have a qualifying investment in other Fidelity® funds. Plan participants may purchase shares only if shares are eligible for sale and available through their plan. You may buy or sell shares in various ways:

Internet

www.401k.com

Phone

For Individual Accounts (investing through a retirement plan sponsor or other institution), refer to your plan materials or contact that institution directly.

For Retirement Plan Level Accounts:

Corporate Clients 1-800-962-1375

"Not for Profit" Clients 1-800-343-0860

Mail

Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions by the fund to tax-advantaged retirement plan accounts are not taxable currently (but you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund:
Fidelity Freedom K® 2055 Fund

Investment Objective

The fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Acquired fund fees and expenses	0.62%
Total annual operating expenses(a)	0.67%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$68
3 years	$214
5 years	$373
10 years	$835

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategies
  FMR Co., Inc (FMRC) may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of Fidelity® domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets among underlying Fidelity® funds according to a "neutral" asset allocation strategy shown in the "glide path" below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Freedom® K Income Fund (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2055)).

  As of March 31, 2016 the fund's neutral asset allocation to underlying Fidelity® funds was approximately:

Domestic Equity Funds*	63.0%
International Equity Funds*	27.0%
Bond Funds*	10.0%
Short-Term Funds*	0.0%

* FMRC may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above.
  FMRC may use an active asset allocation strategy to increase or decrease neutral asset class exposures reflected above by up to 10 percentage points for Equity Funds (includes domestic equity and international equity funds), Bond Funds and Short-Term Funds to reflect FMRC's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as "neutral" because they do not reflect any decisions made by FMRC to overweight or underweight an asset class.
  FMRC may also make active asset allocations within other asset classes (including Commodities, High Yield Debt, Floating Rate Debt, Real Estate Debt, Inflation-Protected Debt, and Emerging Markets Debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above.
  Designed for investors who anticipate retiring in or within a few years of 2055 (target retirement date) at or around age 65 and plan to gradually withdraw the value of their account in the fund over time.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  "Growth" Investing.  "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing.  "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance is not an indication of future performance.

Visit www.401k.com and log in for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	11.69%	March 31, 2012
Lowest Quarter Return	(8.22)%	September 30, 2015
Year-to-Date Return	(0.35)%	March 31, 2016

Average Annual Returns

For the periods ended December 31, 2015	Past 1 year	Life of fund(a)
Fidelity Freedom K® 2055 Fund	(0.11)%	6.75%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	1.38%	12.49%
Fidelity Freedom 2055 Composite Index℠ (reflects no deduction for fees, expenses, or taxes)	(1.06)%	8.46%

(a)  From June 1, 2011

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which Fidelity provides recordkeeping services or that already have a qualifying investment in other Fidelity® funds. Plan participants may purchase shares only if shares are eligible for sale and available through their plan. You may buy or sell shares in various ways:

Internet

www.401k.com

Phone

For Individual Accounts (investing through a retirement plan sponsor or other institution), refer to your plan materials or contact that institution directly.

For Retirement Plan Level Accounts:

Corporate Clients 1-800-962-1375

"Not for Profit" Clients 1-800-343-0860

Mail

Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions by the fund to tax-advantaged retirement plan accounts are not taxable currently (but you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund:
Fidelity Freedom K® 2060 Fund

Investment Objective

The fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Acquired fund fees and expenses	0.62%
Total annual operating expenses(a)	0.67%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$68
3 years	$214
5 years	$373
10 years	$835

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategies
  FMR Co., Inc (FMRC) may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of Fidelity® domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets among underlying Fidelity® funds according to a "neutral" asset allocation strategy shown in the "glide path" below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Freedom® K Income Fund (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2060)).

  As of March 31, 2016 the fund's neutral asset allocation to underlying Fidelity® funds was approximately:

Domestic Equity Funds*	63.0%
International Equity Funds*	27.0%
Bond Funds*	10.0%
Short-Term Funds*	0.0%

* FMRC may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above.
  FMRC may use an active asset allocation strategy to increase or decrease neutral asset class exposures reflected above by up to 10 percentage points for Equity Funds (includes domestic equity and international equity funds), Bond Funds and Short-Term Funds to reflect FMRC's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as "neutral" because they do not reflect any decisions made by FMRC to overweight or underweight an asset class.
  FMRC may also make active asset allocations within other asset classes (including Commodities, High Yield Debt, Floating Rate Debt, Real Estate Debt, Inflation-Protected Debt, and Emerging Markets Debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above.
  Designed for investors who anticipate retiring in or within a few years of 2060 (target retirement date) at or around age 65 and plan to gradually withdraw the value of their account in the fund over time.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  "Growth" Investing.  "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing.  "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance is not an indication of future performance.

Visit www.401k.com and log in for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	4.62%	December 31, 2015
Lowest Quarter Return	(8.28)%	September 30, 2015
Year-to-Date Return	(0.30)%	March 31, 2016

Average Annual Returns

For the periods ended December 31, 2015	Past 1 year	Life of fund(a)
Fidelity Freedom K® 2060 Fund	(0.16)%	1.90%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	1.38%	6.79%
Fidelity Freedom 2060 Composite Index℠ (reflects no deduction for fees, expenses, or taxes)	(1.06)%	1.40%

(a)  From August 5, 2014

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) and Brett Sumsion (co-manager) have managed the fund since August 2014.

Purchase and Sale of Shares

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which Fidelity provides recordkeeping services or that already have a qualifying investment in other Fidelity® funds. Plan participants may purchase shares only if shares are eligible for sale and available through their plan. You may buy or sell shares in various ways:

Internet

www.401k.com

Phone

For Individual Accounts (investing through a retirement plan sponsor or other institution), refer to your plan materials or contact that institution directly.

For Retirement Plan Level Accounts:

Corporate Clients 1-800-962-1375

"Not for Profit" Clients 1-800-343-0860

Mail

Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions by the fund to tax-advantaged retirement plan accounts are not taxable currently (but you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Basics

Investment Details

Investment Objective

Fidelity Freedom K® Income Fund seeks high current income and, as a secondary objective, capital appreciation.

Each of Fidelity Freedom K® 2005 Fund, Fidelity Freedom K® 2010 Fund, Fidelity Freedom K® 2015 Fund, Fidelity Freedom K® 2020 Fund, Fidelity Freedom K® 2025 Fund, Fidelity Freedom K® 2030 Fund, Fidelity Freedom K® 2035 Fund, Fidelity Freedom K® 2040 Fund, Fidelity Freedom K® 2045 Fund, Fidelity Freedom K® 2050 Fund, Fidelity Freedom K® 2055 Fund, and Fidelity Freedom K® 2060 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Principal Investment Strategies

The Adviser invests each fund's assets in a combination of Fidelity® funds: domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds). The funds differ primarily due to their asset allocations among these fund types. Because each fund allocates its assets among the underlying Fidelity® funds based on fund types rather than on the actual holdings of the underlying Fidelity® funds, each fund may have greater exposure to an asset class to the extent that an underlying Fidelity® fund holds securities of more than one asset class. The neutral asset allocation strategy for each fund is designed to provide an approach to asset allocation that is neither overly aggressive nor overly conservative.

The Adviser allocates the assets of each fund (except Fidelity Freedom K® Income Fund) among underlying Fidelity® funds according to a neutral asset allocation strategy that becomes increasingly conservative over time. Each fund's name refers to the approximate retirement year of the investors for whom the fund's asset allocation strategy is designed. For example, Fidelity Freedom K® 2060 Fund, which is designed for investors planning to retire around the year 2060 and at or around age 65, has a relatively aggressive neutral asset allocation, with a substantial portion of its assets invested in domestic equity funds and international equity funds and a modest portion of its assets invested in bond funds. By contrast, Fidelity Freedom K® 2005 Fund, which has reached its target retirement year, has a more conservative neutral asset allocation, with less than half of its assets invested in domestic equity funds and international equity funds and the majority of its assets invested in bond funds and short-term funds.

Fidelity Freedom K® Income Fund is designed for investors in their retirement years. The Adviser allocates the fund's assets according to a stable neutral asset allocation that emphasizes bond funds and short-term funds but also includes a small amount of domestic equity funds and international equity funds.

Active Asset Allocation. The "neutral" asset allocation in each fund summary represents the Adviser's view regarding how each fund's investments should be allocated among the various asset classes over the long term. Each fund's actual allocations may differ to the extent the Adviser employs its active allocation strategy. As discussed in each fund's summary, the active asset allocation strategy allows the Adviser to increase or decrease neutral asset class exposures by up to 10 percentage points for Equity Funds (includes domestic equity and international equity funds), Bond Funds and Short-Term Funds, to reflect the Adviser's market outlook, which is primarily focused on the intermediate term (active asset allocation strategy). At no time, however, will a fund's investments in domestic and international equity funds exceed 95%.

The following table lists the approximate asset class allocation ranges for each fund as of March 31, 2016. The Adviser may change these percentages over time.

Asset Class Allocation Ranges	Fidelity Freedom K® Income Fund	Fidelity Freedom K® 2005 Fund	Fidelity Freedom K® 2010 Fund	Fidelity Freedom K® 2015 Fund	Fidelity Freedom K® 2020 Fund	Fidelity Freedom K® 2025 Fund	Fidelity Freedom K® 2030 Fund	Fidelity Freedom K® 2035 Fund	Fidelity Freedom K® 2040 Fund	Fidelity Freedom K® 2045 Fund	Fidelity Freedom K® 2050 Fund	Fidelity Freedom K® 2055 Fund	Fidelity Freedom K® 2060 Fund
Domestic and International Equity Funds	14% - 34%	26.8% - 46.8%	35.7% - 55.7%	44.2% - 64.2%	50.1% - 70.1%	57.1% - 77.1%	71.2% - 91.2%	80.0% - 95.0%	80.0% - 95.0%	80.0% - 95.0%	80.0% - 95.0%	80.0% - 95.0%	80.0% - 95.0%
Bond Funds	36% - 56%	31.4% - 51.4%	27.9% - 47.9%	24.5% - 44.5%	22.1% - 42.1%	19.2% - 39.2%	8.8% - 28.8%	0.0% - 20.0%	0.0% - 20.0%	0.0% - 20.0%	0.0% - 20.0%	0.0% - 20.0%	0.0% - 20.0%
Short-Term Funds	20% - 40%	11.8% - 31.8%	6.4% - 26.4%	1.3% - 21.3%	0.0% - 17.8%	0.0% - 13.7%	0.0% - 10.0%	0.0% - 10.0%	0.0% - 10.0%	0.0% - 10.0%	0.0% - 10.0%	0.0% - 10.0%	0.0% - 10.0%

When increasing or decreasing asset allocation to one or more asset classes, the Adviser will correspondingly reduce or increase exposure to the remaining asset classes. For example, if the Adviser's intermediate term market outlook was to favor fixed income securities, the Adviser may choose to increase each fund's asset allocation to underlying bond funds by up to 10 percentage points from each fund's neutral asset allocation to bond funds, by correspondingly reducing asset allocation to domestic and international equity funds and/or short-term funds. Conversely, if fixed income investments were to fall out of favor based on the Adviser's intermediate term market outlook, the Adviser may choose to decrease exposures to underlying bond funds by increasing asset allocation to underlying domestic and/or international equity funds and/or short-term funds.

The Adviser may also make active asset allocations within other asset classes (including Commodities, High Yield Debt, Floating Rate Debt, Real Estate Debt, Inflation-Protected Debt, and Emerging Markets Debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations.

Information concerning each fund's actual allocations to underlying funds will be available in each fund's shareholder report and on the funds' website from time to time.

Selecting a Fidelity Freedom K® Fund

There are many considerations relevant to fund selection, including your individual income replacement goals (i.e., how much income do you expect to need in retirement), other expected income after retirement, inflation, other assets and risk tolerance. You should also consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund or a collection of funds will provide sufficient income in your retirement years. When selecting a fund, in addition to the considerations discussed above, you may wish to consider a fund with a target year near the year in which you anticipate your retirement to begin, having reached the age of at or around 65. It is important to note that the funds' asset allocation strategy is designed to provide income for shareholders through their retirement years and assumes that an investor will withdraw the value of his or her account gradually after retirement. Meeting your retirement goals is dependent upon many factors, including the amount you save and the period over which you do so. Investors should select the fund that best meets their individual circumstances and investment goals.

There are many considerations relevant to fund selection, including your individual income replacement goals (i.e., how much income do you expect to need in retirement), other expected income after retirement, inflation, other assets and risk tolerance. You should also consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund or a collection of funds will provide sufficient income in your retirement years. When selecting a fund, in addition to the considerations discussed above, you may wish to consider a fund with a target year near the year in which you anticipate your retirement to begin, having reached the age of at or around 65. It is important to note that the funds' asset allocation strategy is designed to provide income for shareholders through their retirement years and assumes that an investor will withdraw the value of his or her account gradually after retirement. Meeting your retirement goals is dependent upon many factors, including the amount you save and the period over which you do so. Investors should select the fund that best meets their individual circumstances and investment goals.

Asset Allocation Framework

The following chart illustrates how each fund's approximate asset allocation among domestic equity funds, international equity funds, bond funds, and short-term funds is expected to change over time. The funds' actual asset allocations may differ from this illustration.

The neutral allocations shown in the glide path do not reflect any decisions made by the Adviser to overweight or underweight a particular asset class based on its market outlook. Each fund's asset allocation assigned to the asset classes above is not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) 10 percentage points.

When the neutral asset allocation of a fund matches Fidelity Freedom K® Income Fund's neutral asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Freedom K® Income Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Freedom K® Income Fund.

The Adviser may modify the neutral asset allocation strategy and the active asset allocation strategy for any fund from time to time.

Description of Underlying Fidelity® Funds

Each fund invests in underlying Fidelity® funds. Although the underlying Fidelity® funds are categorized generally as domestic equity, international equity, bond, and short-term funds, many of the underlying Fidelity® funds may invest in a mix of securities of foreign and domestic issuers, investment-grade and high yield bonds, and other securities. Many of the underlying Fidelity® funds may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease a fund's exposure to changing security prices or other factors that affect security values. Each fund will purchase Class F shares of any underlying Fidelity® fund that offers Class F shares. The Adviser may modify the selection of underlying Fidelity® funds for any fund from time to time. When modifying the selection of underlying Fidelity® funds and transitioning in or out of one or more underlying Fidelity® funds, the Adviser may invest a fund's assets directly in securities for a period of time.

A brief description of the underlying Fidelity® funds each fund may utilize as of the date of this prospectus, is provided in the funds' Statement of Additional Information (SAI). More detailed information about each underlying Fidelity® fund is available in each underlying Fidelity® fund's prospectus.

The following table lists the underlying Fidelity® funds in which each fund currently may invest and each fund's approximate asset allocation to each underlying Fidelity® fund as of March 31, 2016. The Adviser may change these percentages over time.

Fund Categories	Fidelity Freedom K® Income Fund	Fidelity Freedom K® 2005 Fund	Fidelity Freedom K® 2010 Fund	Fidelity Freedom K® 2015 Fund	Fidelity Freedom K® 2020 Fund	Fidelity Freedom K® 2025 Fund	Fidelity Freedom K® 2030 Fund	Fidelity Freedom K® 2035 Fund	Fidelity Freedom K® 2040 Fund	Fidelity Freedom K® 2045 Fund	Fidelity Freedom K® 2050 Fund	Fidelity Freedom K® 2055 Fund	Fidelity Freedom K® 2060 Fund
DOMESTIC EQUITY FUNDS
Domestic Equity Funds
Fidelity® Series 100 Index Fund	0.6%	0.9%	1.2%	1.4%	1.5%	1.7%	2.0%	2.3%	2.3%	2.3%	2.3%	2.3%	2.3%
Fidelity® Series 1000 Value Index Fund	0.4%	0.5%	0.7%	0.8%	0.8%	0.9%	1.1%	1.3%	1.3%	1.3%	1.3%	1.3%	1.3%
Fidelity® Series All-Sector Equity Fund	1.9%	2.9%	3.6%	4.3%	4.8%	5.3%	6.4%	7.1%	7.1%	7.1%	7.1%	7.1%	7.1%
Fidelity® Series Blue Chip Growth Fund	1.4%	2.0%	2.5%	3.0%	3.3%	3.7%	4.5%	4.9%	5.0%	5.0%	5.0%	5.0%	4.9%
Fidelity® Series Equity-Income Fund	2.6%	3.9%	4.9%	5.8%	6.4%	7.1%	8.6%	9.6%	9.6%	9.6%	9.6%	9.6%	9.6%
Fidelity® Series Growth & Income Fund	2.0%	3.0%	3.7%	4.4%	4.9%	5.5%	6.6%	7.3%	7.3%	7.3%	7.3%	7.4%	7.3%
Fidelity® Series Growth Company Fund	2.4%	3.6%	4.4%	5.3%	5.9%	6.5%	7.9%	8.8%	8.7%	8.7%	8.7%	8.7%	8.6%
Fidelity® Series Intrinsic Opportunities Fund	1.6%	2.3%	2.8%	3.3%	3.6%	4.0%	4.9%	5.4%	5.4%	5.4%	5.4%	5.4%	5.6%
Fidelity® Series Opportunistic Insights Fund	1.3%	2.0%	2.4%	2.9%	3.2%	3.5%	4.3%	4.8%	4.8%	4.8%	4.8%	4.8%	4.8%
Fidelity® Series Real Estate Equity Fund	0.2%	0.4%	0.5%	0.5%	0.6%	0.7%	0.8%	0.9%	0.9%	0.9%	0.9%	0.9%	0.9%
Fidelity® Series Small Cap Discovery Fund	0.3%	0.5%	0.6%	0.7%	0.9%	0.9%	1.1%	1.3%	1.3%	1.3%	1.3%	1.3%	1.3%
Fidelity® Series Small Cap Opportunities Fund	1.0%	1.6%	1.9%	2.3%	2.6%	2.9%	3.5%	3.8%	3.8%	3.8%	3.8%	3.8%	3.8%
Fidelity® Series Stock Selector Large Cap Value Fund	1.7%	2.6%	3.2%	3.8%	4.2%	4.7%	5.7%	6.3%	6.3%	6.3%	6.3%	6.3%	6.3%
Commodity Funds
Fidelity® Series Commodity Strategy Fund	1.2%	1.2%	1.2%	1.2%	1.2%	1.2%	1.3%	1.3%	1.3%	1.3%	1.3%	1.3%	1.3%
INTERNATIONAL EQUITY FUNDS
Developed International Equity Funds
Fidelity® Series International Growth Fund	2.1%	3.4%	4.3%	5.2%	5.9%	6.6%	8.1%	9.0%	9.0%	9.1%	9.1%	9.1%	9.0%
Fidelity® Series International Small Cap Fund	0.5%	0.8%	1.0%	1.3%	1.4%	1.6%	1.9%	2.1%	2.1%	2.1%	2.1%	2.1%	2.1%
Fidelity® Series International Value Fund	2.0%	3.3%	4.3%	5.2%	5.8%	6.5%	7.9%	8.9%	8.9%	8.9%	8.9%	8.9%	9.0%
Emerging Markets Equity Funds
Fidelity® Series Emerging Markets Fund	4.4%	5.5%	6.3%	6.9%	7.3%	7.8%	8.8%	9.4%	9.4%	9.4%	9.4%	9.4%	9.4%
BOND FUNDS
Investment Grade Bond Funds
Fidelity® Series Investment Grade Bond Fund	38.8%	34.5%	31.5%	28.5%	24.9%	19.9%	9.6%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%
Inflation-Protected Bond Funds
Fidelity® Series Inflation-Protected Bond Index Fund	3.8%	3.3%	2.7%	1.9%	1.1%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%
High Yield Bond Funds
Fidelity® Series Emerging Markets Debt Fund	0.6%	0.6%	0.6%	0.6%	0.6%	0.6%	0.6%	0.6%	0.6%	0.6%	0.6%	0.6%	0.6%
Fidelity® Series Floating Rate High Income Fund	0.2%	0.3%	0.2%	0.2%	0.2%	0.2%	0.3%	0.3%	0.3%	0.3%	0.3%	0.3%	0.2%
Fidelity® Series High Income Fund	3.0%	3.0%	3.0%	3.0%	3.0%	3.0%	3.0%	3.0%	3.0%	3.0%	3.0%	2.9%	3.0%
Fidelity® Series Real Estate Income Fund	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%
SHORT-TERM FUNDS
Fidelity® Series Short-Term Credit Fund	8.9%	6.1%	4.2%	2.4%	1.9%	1.5%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Money Market Portfolio	16.6%	11.3%	7.8%	4.6%	3.5%	2.7%	0.1%	0.1%	0.1%	0.0%	0.0%	0.0%	0.1%

Principal Investment Risks

Many factors affect each fund's performance. A fund's share price changes daily based on the performance of the underlying Fidelity® funds in which it invests. The ability of each fund to meet its investment objective is directly related to its asset allocation among underlying Fidelity® funds and the ability of those funds to meet their investment objectives. If the Adviser's asset allocation strategy does not work as intended, a fund may not achieve its objective. Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at, or after the target retirement date.

The following factors can significantly affect a fund's performance:

Asset Allocation Risk. A fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.

Investing in Other Funds. A fund bears all risks of investment strategies employed by the underlying funds. A fund does not control the investments of the underlying funds, which may have different investment objectives and may engage in investment strategies that a fund would not engage in directly. Aggregation of underlying fund holdings may result in indirect concentration of assets in a particular industry or group of industries, or in a single issuer, which may increase volatility.

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations, especially in foreign markets, can be dramatic over the short as well as long term, and different parts of the market, including different market sectors, and different types of equity securities can react differently to these developments. For example, stocks of companies in one sector can react differently from those in another, large cap stocks can react differently from small cap stocks, "growth" stocks can react differently from "value" stocks, and stocks selected using quantitative or technical analysis can react differently than stocks selected using fundamental analysis. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Floating Rate Loan Trading. The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans generally are subject to legal or contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. For example, if the credit quality of a floating rate loan unexpectedly declines significantly, secondary market trading in that floating rate loan can also decline for a period of time. During periods of infrequent trading, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss.

Interest Rate Changes. Debt securities, including money market securities, have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and certain types of securities, such as mortgage securities and the securities of issuers in the financial services sector, can be more sensitive to interest rate changes, meaning the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. Short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates. Securities with floating interest rates can be less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general. Securities whose payment at maturity is based on the movement of all or part of an index and inflation-protected debt securities may react differently from other types of debt securities.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations, and securities for which an entity located in a foreign country provides credit support or a maturity-shortening structure can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign exchange rates; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers or providers in, or foreign exchange rates with, a different country or region.

Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. In addition, from time to time, a small number of companies may represent a large portion of a single industry or a group of related industries as a whole, and these companies can be sensitive to adverse economic, regulatory, or financial developments.

The commodities industries can be significantly affected by the level and volatility of commodity prices; the rate of commodity consumption; world events including international monetary and political developments; import controls, export controls, and worldwide competition; exploration and production spending; and tax and other government regulations and economic conditions.

Companies in the financial services industries are highly dependent on the supply of short-term financing. The value of securities of issuers in the financial services industries can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The real estate industry is particularly sensitive to economic downturns. The value of securities of issuers in the real estate industry, including REITs, can be affected by changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, and the management skill and creditworthiness of the issuer. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT, and REITs may not have diversified holdings. Because REITs are pooled investment vehicles that have expenses of their own, the fund will indirectly bear its proportionate share of those expenses.

Subsidiary Risk. The investments held by the Subsidiary are generally similar to those that are permitted to be held by the underlying fund that invests in it and, therefore, the Subsidiary is subject to risks similar to those of such fund, including the risks associated with investing in derivatives and commodity-linked investing in general. Because the Subsidiary is organized under Cayman Islands law and is not registered under the Investment Company Act of 1940 (1940 Act), the Subsidiary is not subject to the investor protections of the 1940 Act. The underlying fund that invests in the Subsidiary relies on a private letter ruling received by other Fidelity® funds from the Internal Revenue Service with respect to its investment in the Subsidiary. Changes in U.S. or Cayman Islands laws could result in the inability of such fund and/or the Subsidiary to operate as described in this prospectus.

Prepayment. Many types of debt securities, including mortgage securities, inflation-protected debt securities, and floating rate loans, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment or when the credit quality of an issuer improves and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's credit quality or value and an issuer's or counterparty's ability to pay interest and principal when due. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes, and if the structure of a security fails to function as intended, the security could decline in value. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), including floating rate loans, and certain types of other securities tend to be particularly sensitive to these changes.

Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short as well as long periods of time or during periods of general or regional economic difficulty. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price, and often are considered to be speculative. The default rate for lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) is likely to be higher during economic recessions or periods of high interest rates.

Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, imperfect correlation between the underlying fund's securities and those in its index, timing differences associated with additions to and deletions from the index, and changes in the shares outstanding of the component securities. An underlying index fund may not be fully invested at times, either as a result of cash flows into the underlying fund or as a result of reserves of cash held by the underlying fund to meet redemptions. The use of sampling techniques or futures or other derivative positions may affect an underlying index fund's ability to achieve close correlation with its index. In addition, an underlying index fund may not be able to invest in certain securities in its index or invest in them in the exact proportions in which they are represented in the index due to regulatory restrictions.

Leverage Risk. Derivatives and forward-settling securities involve leverage because they can provide investment exposure in an amount exceeding the initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly. A small change in the underlying asset, instrument, or index can lead to a significant loss. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions. Forward-settling securities also involve the risk that a security will not be issued, delivered, or paid for when anticipated. Government legislation or regulation could affect the use of these transactions and could limit a fund's ability to pursue its investment strategies.

"Growth" Investing. "Growth" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Growth" stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, "growth" stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

"Value" Investing. "Value" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Value" stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

Inflation-Protected Debt Exposure. Inflation-protected debt securities tend to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation.

Small Cap Investing. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers and can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. Smaller issuers can have more limited product lines, markets, and financial resources.

Commodity-Linked Investing. The performance of commodities, commodity-linked swaps, futures, notes, and other commodity-related investments may depend on the performance of the overall commodities markets and on other factors that affect the value of commodities, including weather, political, tax, and other regulatory and market developments. Commodity-linked instruments may be leveraged. For example, the price of a three-times leveraged commodity-linked note may change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying index. Commodity-linked investments may be hybrid instruments that can have substantial risk of loss with respect to both principal and interest. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures, are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer's creditworthiness deteriorates. As a result, returns of commodity-linked investments may deviate significantly from the return of the underlying commodity, instruments, or measures.

In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect its performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The following is fundamental, that is, subject to change only by shareholder approval:

Fidelity Freedom K® Income Fund seeks high current income and, as a secondary objective, capital appreciation.

Each of Fidelity Freedom K® 2005 Fund, Fidelity Freedom K® 2010 Fund, Fidelity Freedom K® 2015 Fund, Fidelity Freedom K® 2020 Fund, Fidelity Freedom K® 2025 Fund, Fidelity Freedom K® 2030 Fund, Fidelity Freedom K® 2035 Fund, Fidelity Freedom K® 2040 Fund, Fidelity Freedom K® 2045 Fund, Fidelity Freedom K® 2050 Fund, Fidelity Freedom K® 2055 Fund, and Fidelity Freedom K® 2060 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Valuing Shares

Each fund is open for business each day the NYSE is open.

NAV is the value of a single share. Fidelity normally calculates NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. Each fund's assets normally are valued as of this time for the purpose of computing NAV.

NAV is not calculated and a fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

NAV is calculated using the values of the underlying Fidelity® funds in which a fund invests. Shares of underlying Fidelity® funds are valued at their respective NAVs. For an explanation of the circumstances under which the underlying Fidelity® funds will use fair value pricing and the effects of using fair value pricing, see the underlying Fidelity® funds' prospectuses and SAIs.

To the extent that underlying Fidelity® fund assets are traded in other markets on days when a fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some underlying Fidelity® fund assets may not occur on days when a fund is open for business.

Shareholder Information

Additional Information about the Purchase and Sale of Shares

As used in this prospectus, the term "shares" generally refers to the shares offered through this prospectus.

General Information

Certain methods of contacting Fidelity may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted.

Frequent Purchases and Redemptions

A fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to a fund (such as brokerage commissions or spreads paid to dealers who sell money market instruments), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund's NAV.

Each fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive trading than those stated in this prospectus.

Excessive Trading Policy

The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Excessive trading activity in a fund is measured by the number of roundtrip transactions in a shareholder's account and each class of a multiple class fund is treated separately. A roundtrip transaction occurs when a shareholder sells fund shares (including exchanges) within 30 days of the purchase date.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity® funds within any rolling 12-month period will be blocked for at least 85 days from additional purchases or exchange purchases across all Fidelity® funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block. Repeat offenders may be subject to long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder's control at any time. In addition to enforcing these roundtrip limitations, the fund may in its discretion restrict, reject, or cancel any purchases or exchanges that, in the Adviser's opinion, may be disruptive to the management of the fund or otherwise not be in the fund's interests.

Exceptions

The following transactions are exempt from the fund's excessive trading policy described above: (i) transactions of $1,000 or less, (ii) systematic withdrawal and/or contribution programs, (iii) mandatory retirement distributions, and (iv) transactions initiated by a plan sponsor or sponsors of certain employee benefit plans or other related accounts. In addition, the fund's excessive trading policy does not apply to transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund of fund(s), or other strategy funds. A qualified fund of fund(s) is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the fund's excessive trading policies to shareholders at the fund of fund(s) level, or demonstrates that the fund of fund(s) has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the fund's Treasurer.

Omnibus Accounts

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers, and third-party administrators. Individual trades in omnibus accounts are often not disclosed to the fund, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts is likely to go undetected by the fund and may increase costs to the fund and disrupt its portfolio management.

Under policies adopted by the Board of Trustees, intermediaries will be permitted to apply the fund's excessive trading policy (described above), or their own excessive trading policy if approved by the Adviser. In these cases, the fund will typically not request or receive individual account data but will rely on the intermediary to monitor trading activity in good faith in accordance with its or the fund's policies. Reliance on intermediaries increases the risk that excessive trading may go undetected. For other intermediaries, the fund will generally monitor trading activity at the omnibus account level to attempt to identify disruptive trades. The fund may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the fund's policy to transactions that exceed thresholds established by the Board of Trustees. The fund may prohibit purchases of fund shares by an intermediary or by some or all of any intermediary's clients. There is no assurance that the Adviser will request data with sufficient frequency to detect or deter excessive trading in omnibus accounts effectively.

If you purchase or sell fund shares through a financial intermediary, you may wish to contact the intermediary to determine the policies applicable to your account.

Retirement Plans

For employer-sponsored retirement plans, only participant directed exchanges count toward the roundtrip limits. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

Qualified Wrap Programs

The fund will monitor aggregate trading activity of adviser transactions to attempt to identify excessive trading in qualified wrap programs, as defined below. Excessive trading by an adviser will lead to fund blocks and the wrap program will lose its qualified status. Transactions of an adviser will not be matched with client-directed transactions unless the wrap program ceases to be a qualified wrap program (but all client-directed transactions will be subject to the fund's excessive trading policy).

A qualified wrap program is: (i) a program whose adviser certifies that it has investment discretion over $100 million or more in client assets invested in mutual funds at the time of the certification, (ii) a program in which the adviser directs transactions in the accounts participating in the program in concert with changes in a model portfolio, and (iii) managed by an adviser who agrees to give the Adviser sufficient information to permit the Adviser to identify the individual accounts in the wrap program.

Other Information about the Excessive Trading Policy

The fund's Treasurer is authorized to suspend the fund's policies during periods of severe market turbulence or national emergency. The fund reserves the right to modify its policies at any time without prior notice.

The fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

As described in "Valuing Shares," the fund also uses fair value pricing to help reduce arbitrage opportunities available to short-term traders. There is no assurance that the fund's excessive trading policy will be effective, or will successfully detect or deter excessive or disruptive trading.

Buying Shares

Eligibility

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) that are recordkept by Fidelity and meet certain minimum asset levels or, if not recordkept by Fidelity, that already hold shares of Fidelity Freedom® Funds (funds not offered through this prospectus) and have a qualifying investment of i) $5 million in a Fidelity Freedom® Fund, or ii) plan assets that meet certain minimum asset levels set by Fidelity. Shares may also be available to an employer-sponsored retirement plan whose sponsor is involved in a corporate action with a company that sponsors a plan for which Fidelity provides recordkeeping services, in anticipation of a transition to the Fidelity® recordkeeping platform. Please contact Fidelity for more information about fund shares.

Shares generally are not available to retail retirement or non-retirement accounts, traditional and Roth Individual Retirement Accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 403(b) accounts that are not part of an employer's 403(b) plan, or qualified tuition programs.

Minimum Waivers

There is no minimum balance or purchase minimum for fund shares.

Price to Buy

The price to buy one share is its NAV. Shares are sold without a sales charge.

Shares will be bought at the NAV next calculated after an order is received in proper form.

Shares are generally available only to investors residing in the United States.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Under applicable anti-money laundering rules and other regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Selling Shares

The price to sell one share is its NAV.

Shares will be sold at the NAV next calculated after an order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect a fund.

A signature guarantee is designed to protect you and Fidelity from fraud. Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  When you wish to sell more than $100,000 worth of shares.
  When the address on your account (record address) has changed within the last 15 days or you are requesting that a check be mailed to an address different than the record address.
  When you are requesting that redemption proceeds be paid to someone other than the account owner.
  In certain situations when the redemption proceeds are being transferred to a Fidelity® account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker (including Fidelity® Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if the Adviser determines it is in the best interests of a fund.
  You will not receive interest on amounts represented by uncashed redemption checks.
  Under applicable anti-money laundering rules and other regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

Shares may be exchanged into shares of any class of a Fidelity® fund available through your plan.

However, you should note the following policies and restrictions governing exchanges:

  The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.
  Each fund may refuse any exchange purchase for any reason. For example, each fund may refuse exchange purchases by any person or group if, in the Adviser's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  Before any exchange, read the prospectus for the shares you are purchasing, including any purchase and sale requirements.
  The shares you are acquiring by exchange must be available for sale in your state.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
  Under applicable anti-money laundering rules and other regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The funds may terminate or modify exchange privileges in the future.

Other funds may have different exchange restrictions and minimums, and may impose redemption fees of up to 2.00% of the amount exchanged. Check each fund's prospectus for details.

Account Policies

The following policies apply to you as a shareholder.

Combination with Fidelity Freedom K® Income Fund. Each fund may be combined with Fidelity Freedom K® Income Fund, without a vote of shareholders, if the funds' Board of Trustees determines at the time of the proposed combination that combining the funds is in the best interests of the funds and their shareholders. Prior to a combination, Fidelity will notify shareholders of a fund of the combination and any tax consequences.

Statements that Fidelity sends to you include the following:

  Confirmation statements (after transactions affecting your fund balance except reinvestment of distributions in the fund).
  Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations. In addition, each fund reserves the right to involuntarily redeem an account in the case of: (i) actual or suspected threatening conduct or actual or suspected fraudulent, illegal or suspicious activity by the account owner or any other individual associated with the account; or (ii) the failure of the account owner to provide information to the funds related to opening the accounts. Your shares will be sold at the NAV minus, if applicable, any short-term redemption fee, calculated on the day Fidelity closes your fund position.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

Each fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Each fund (except Fidelity Freedom K® Income Fund) normally pays dividends and capital gain distributions in May and December.

Fidelity Freedom K® Income Fund normally pays dividends monthly (except January) and pays capital gain distributions in May and December.

Any dividends and capital gain distributions paid to retirement plan participants will be automatically reinvested.

Tax Consequences

Taxes on Distributions  Distributions by each fund to tax-advantaged retirement plan accounts are not taxable currently.

Taxes on Transactions

Exchanges within a tax-advantaged retirement plan account will not result in a capital gain or loss for federal tax purposes. Please consult your tax advisor regarding the tax treatment of distributions from a tax-advantaged retirement plan account.

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

Adviser

FMRC. The Adviser is each fund's manager. The address of the Adviser is 245 Summer Street, Boston, Massachusetts 02210.

The Adviser began managing the funds on October 1, 2015. Prior to such date, the funds were managed by Strategic Advisers, Inc., an affiliated investment adviser.

As of December 31, 2015, the Adviser had approximately $1.1 trillion in discretionary assets under management, and approximately $2.04 trillion when combined with all of its affiliates' assets under management.

As the manager, the Adviser administers the asset allocation program for each fund.

FMR is responsible for handling the business affairs for each fund.

Portfolio Manager(s)

Andrew Dierdorf is co-manager of each fund, which he has managed (other than Fidelity Freedom K® 2060 Fund) since June 2011. He has managed Fidelity Freedom K® 2060 Fund since August 2014. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Dierdorf has worked as a portfolio manager.

Brett Sumsion is co-manager of each fund, which he has managed (other than Fidelity Freedom K® 2060 Fund) since January 2014. He has managed Fidelity Freedom K® 2060 Fund since August 2014. He also manages other funds. Prior to joining Fidelity Investments in 2014 as a portfolio manager, Mr. Sumsion worked as a managing director of asset allocation at DuPont Capital Management, Inc. from 2008 to 2013.

The SAI provides additional information about the compensation of, any other accounts managed by, and any fund shares held by the portfolio managers.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity® fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity® fund.

Advisory Fee(s)

Each fund does not pay a management fee to the Adviser.

FMR receives no fee for handling the business affairs for each fund and pays the expenses of each fund with limited exceptions.

The basis for the Board of Trustees approving the management contract for each fund is available in each fund's semi-annual report for the fiscal period ended September 30, 2015.

From time to time, the Adviser or its affiliates may agree to reimburse or waive certain fund expenses while retaining the ability to be repaid if expenses fall below the specified limit prior to the end of the fiscal year.

Reimbursement or waiver arrangements can decrease expenses and boost performance.

Fund Distribution

FDC distributes each fund's shares.

Intermediaries may receive from the Adviser, FDC, and/or their affiliates compensation for providing recordkeeping and administrative services, as well as other retirement plan expenses, and compensation for services intended to result in the sale of fund shares. These payments are described in more detail in this section and in the SAI.

Each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act that recognizes that the Adviser or FMR may use its past profits or its resources from any other source to pay FDC for expenses incurred in connection with providing services intended to result in the sale of fund shares and/or shareholder support services. The Adviser or FMR, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments.

If payments made by the Adviser or FMR to FDC or to intermediaries under a Distribution and Service Plan were considered to be paid out of a fund's assets on an ongoing basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.

From time to time, FDC may offer special promotional programs to investors who purchase shares of Fidelity® funds. For example, FDC may offer merchandise, discounts, vouchers, or similar items to investors who purchase shares of certain Fidelity® funds during certain periods. To determine if you qualify for any such programs, contact Fidelity or visit our web site at www.fidelity.com.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

Appendix

Financial Highlights

Financial Highlights are intended to help you understand the financial history of fund shares for the past 5 years (or, if shorter, the period of operations). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in shares (assuming reinvestment of all dividends and distributions). The annual information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with fund financial statements, is included in the annual report. Annual reports are available for free upon request.

Financial Highlights — Fidelity Freedom K Income Fund

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.01	$12.09	$11.88	$11.66	$11.64
Income from Investment Operations
Net investment income (loss)A	.22	.22	.17	.16	.19
Net realized and unrealized gain (loss)	(.26)	.28	.31	.39	.21
Total from investment operations	(.04)	.50	.48	.55	.40
Distributions from net investment income	(.23)	(.21)	(.16)	(.16)	(.18)
Distributions from net realized gain	(.23)	(.37)	(.10)	(.17)	(.19)
Total distributions	(.46)	(.58)	(.27)B	(.33)	(.38)C
Net asset value, end of period	$11.51	$12.01	$12.09	$11.88	$11.66
Total Return	(.30)%	4.28%	4.07%	4.77%	3.50%
Ratios to Average Net AssetsD,E
Expenses before reductions	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	1.92%	1.83%	1.41%	1.37%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$1,668,884	$2,007,316	$1,510,603	$1,565,723	$1,281,332
Portfolio turnover rateD	23%	32%F	40%	17%	20%

A  Calculated based on average shares outstanding during the period.

B  Total distributions of $.27 per share is comprised of distributions from net investment income of $.164 and distributions from net realized gain of $.102 per share.

C  Total distributions of $.38 per share is comprised of distributions from net investment income of $.182 and distributions from net realized gain of $.194 per share.

D  Amounts do not include the activity of the Underlying Funds.

E  Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

F  The portfolio turnover rate does not include the assets acquired in the merger.

Financial Highlights — Fidelity Freedom K 2005 Fund

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.24	$13.62	$13.00	$12.65	$12.82
Income from Investment Operations
Net investment income (loss)A	.25	.24	.19	.19	.21
Net realized and unrealized gain (loss)	(.37)	.44	.64	.56	.13
Total from investment operations	(.12)	.68	.83	.75	.34
Distributions from net investment income	(.24)	(.41)	(.03)	(.18)	(.18)
Distributions from net realized gain	(.34)	(.66)	(.19)	(.21)	(.33)
Total distributions	(.58)	(1.06)B	(.21)C	(.40)D	(.51)
Net asset value, end of period	$12.54	$13.24	$13.62	$13.00	$12.65
Total Return	(.94)%	5.33%	6.48%	6.03%	2.83%
Ratios to Average Net AssetsE,F
Expenses before reductions	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	1.93%	1.85%	1.42%	1.46%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$418,219	$470,574	$486,980	$496,064	$388,009
Portfolio turnover rateE	27%	34%	55%	29%	37%

A  Calculated based on average shares outstanding during the period.

B  Total distributions of $1.06 per share is comprised of distributions from net investment income of $.406 and distributions from net realized gain of $.658 per share.

C  Total distributions of $.21 per share is comprised of distributions from net investment income of $.026 and distributions from net realized gain of $.185 per share.

D  Total distributions of $.40 per share is comprised of distributions from net investment income of $.182 and distributions from net realized gain of $.213 per share.

E  Amounts do not include the activity of the Underlying Funds.

F  Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights — Fidelity Freedom K 2010 Fund

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.50	$14.21	$13.39	$12.93	$13.12
Income from Investment Operations
Net investment income (loss)A	.25	.25	.20	.21	.23
Net realized and unrealized gain (loss)	(.41)	.53	.90	.74	.14
Total from investment operations	(.16)	.78	1.10	.95	.37
Distributions from net investment income	(.24)	(.46)	(.03)	(.22)	(.20)
Distributions from net realized gain	(.60)	(1.03)	(.25)	(.27)	(.36)
Total distributions	(.85)B	(1.49)	(.28)	(.49)	(.56)
Net asset value, end of period	$12.49	$13.50	$14.21	$13.39	$12.93
Total Return	(1.26)%	5.96%	8.34%	7.53%	3.08%
Ratios to Average Net AssetsC,D
Expenses before reductions	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	1.93%	1.88%	1.48%	1.65%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$2,938,918	$3,669,562	$4,337,964	$4,699,784	$4,130,786
Portfolio turnover rateC	19%	20%	39%	30%	28%

A  Calculated based on average shares outstanding during the period.

B  Total distributions of $.85 per share is comprised of distributions from net investment income of $.244 and distributions from net realized gain of $.603 per share.

C  Amounts do not include the activity of the Underlying Funds.

D  Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights — Fidelity Freedom K 2015 Fund

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.94	$14.42	$13.48	$12.98	$13.17
Income from Investment Operations
Net investment income (loss)A	.26	.27	.21	.22	.24
Net realized and unrealized gain (loss)	(.48)	.60	.99	.75	.13
Total from investment operations	(.22)	.87	1.20	.97	.37
Distributions from net investment income	(.25)	(.47)	(.03)	(.21)	(.20)
Distributions from net realized gain	(.53)	(.89)	(.23)	(.26)	(.36)
Total distributions	(.79)B	(1.35)C	(.26)	(.47)	(.56)
Net asset value, end of period	$12.93	$13.94	$14.42	$13.48	$12.98
Total Return	(1.67)%	6.54%	9.00%	7.70%	3.00%
Ratios to Average Net AssetsD,E
Expenses before reductions	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	1.95%	1.91%	1.52%	1.68%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$5,538,154	$6,720,899	$7,225,857	$7,138,645	$5,466,181
Portfolio turnover rateD	18%	22%	43%	21%	23%

A  Calculated based on average shares outstanding during the period.

B  Total distributions of $.79 per share is comprised of distributions from net investment income of $.254 and distributions from net realized gain of $.533 per share.

C  Total distributions of $1.35 per share is comprised of distributions from net investment income of $.465 and distributions from net realized gain of $.889 per share.

D  Amounts do not include the activity of the Underlying Funds.

E  Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights — Fidelity Freedom K 2020 Fund

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$14.62	$15.07	$13.98	$13.42	$13.72
Income from Investment Operations
Net investment income (loss)A	.27	.28	.22	.24	.25
Net realized and unrealized gain (loss)	(.55)	.68	1.15	.82	.06
Total from investment operations	(.28)	.96	1.37	1.06	.31
Distributions from net investment income	(.25)	(.49)	(.03)	(.23)	(.21)
Distributions from net realized gain	(.47)	(.91)	(.25)	(.27)	(.40)
Total distributions	(.72)	(1.41)B	(.28)	(.50)	(.61)
Net asset value, end of period	$13.62	$14.62	$15.07	$13.98	$13.42
Total Return	(2.01)%	6.84%	9.95%	8.17%	2.50%
Ratios to Average Net AssetsC,D
Expenses before reductions	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	1.93%	1.92%	1.56%	1.78%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$16,171,054	$17,490,454	$17,321,924	$16,051,941	$12,054,451
Portfolio turnover rateC	21%	21%	43%	23%	21%

A  Calculated based on average shares outstanding during the period.

B  Total distributions of $1.41 per share is comprised of distributions from net investment income of $.492 and distributions from net realized gain of $.914 per share.

C  Amounts do not include the activity of the Underlying Funds.

D  Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights — Fidelity Freedom K 2025 Fund

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$15.27	$15.70	$14.30	$13.59	$13.99
Income from Investment Operations
Net investment income (loss)A	.27	.29	.24	.26	.26
Net realized and unrealized gain (loss)	(.61)	.78	1.47	.95	(.02)
Total from investment operations	(.34)	1.07	1.71	1.21	.24
Distributions from net investment income	(.26)	(.49)	(.03)	(.24)	(.21)
Distributions from net realized gain	(.50)	(1.01)	(.28)	(.26)	(.43)
Total distributions	(.76)	(1.50)	(.31)	(.50)	(.64)
Net asset value, end of period	$14.17	$15.27	$15.70	$14.30	$13.59
Total Return	(2.35)%	7.35%	12.13%	9.17%	2.02%
Ratios to Average Net AssetsB,C
Expenses before reductions	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	1.85%	1.91%	1.60%	1.89%	1.95%
Supplemental Data
Net assets, end of period (000 omitted)	$12,832,745	$12,931,282	$11,797,380	$9,887,703	$6,678,966
Portfolio turnover rateB	19%	20%	44%	23%	20%

A  Calculated based on average shares outstanding during the period.

B  Amounts do not include the activity of the Underlying Funds.

C  Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights — Fidelity Freedom K 2030 Fund

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$15.62	$16.04	$14.49	$13.75	$14.22
Income from Investment Operations
Net investment income (loss)A	.25	.28	.24	.27	.26
Net realized and unrealized gain (loss)	(.69)	.87	1.64	.99	(.07)
Total from investment operations	(.44)	1.15	1.88	1.26	.19
Distributions from net investment income	(.25)	(.50)	(.03)	(.25)	(.22)
Distributions from net realized gain	(.60)	(1.07)	(.30)	(.26)	(.44)
Total distributions	(.85)	(1.57)	(.33)	(.52)B	(.66)
Net asset value, end of period	$14.33	$15.62	$16.04	$14.49	$13.75
Total Return	(3.01)%	7.78%	13.20%	9.46%	1.62%
Ratios to Average Net AssetsC,D
Expenses before reductions	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	1.71%	1.80%	1.58%	1.94%	1.99%
Supplemental Data
Net assets, end of period (000 omitted)	$15,353,896	$15,998,375	$14,926,240	$12,937,662	$9,206,764
Portfolio turnover rateC	19%	19%	56%	25%	19%

A  Calculated based on average shares outstanding during the period.

B  Total distributions of $.52 per share is comprised of distributions from net investment income of $.252 and distributions from net realized gain of $.264 per share.

C  Amounts do not include the activity of the Underlying Funds.

D  Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights — Fidelity Freedom K 2035 Fund

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$16.10	$16.55	$14.75	$13.88	$14.46
Income from Investment Operations
Net investment income (loss)A	.24	.28	.23	.26	.24
Net realized and unrealized gain (loss)	(.78)	.95	1.92	1.09	(.17)
Total from investment operations	(.54)	1.23	2.15	1.35	.07
Distributions from net investment income	(.25)	(.48)	(.02)	(.24)	(.20)
Distributions from net realized gain	(.61)	(1.19)	(.32)	(.23)	(.45)
Total distributions	(.86)	(1.68)B	(.35)C	(.48)D	(.65)
Net asset value, end of period	$14.70	$16.10	$16.55	$14.75	$13.88
Total Return	(3.57)%	8.08%	14.83%	10.01%	.78%
Ratios to Average Net AssetsE,F
Expenses before reductions	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	1.60%	1.75%	1.50%	1.90%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$10,015,720	$10,125,470	$9,083,080	$7,329,244	$4,783,034
Portfolio turnover rateE	17%	19%	50%	26%	17%

A  Calculated based on average shares outstanding during the period.

B  Total distributions of $1.68 per share is comprised of distributions from net investment income of $.484 and distributions from net realized gain of $1.191 per share.

C  Total distributions of $.35 per share is comprised of distributions from net investment income of $.022 and distributions from net realized gain of $.323 per share.

D  Total distributions of $.48 per share is comprised of distributions from net investment income of $.243 and distributions from net realized gain of $.232 per share.

E  Amounts do not include the activity of the Underlying Funds.

F  Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights — Fidelity Freedom K 2040 Fund

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$16.14	$16.65	$14.80	$13.93	$14.55
Income from Investment Operations
Net investment income (loss)A	.24	.28	.23	.26	.24
Net realized and unrealized gain (loss)	(.77)	.94	1.98	1.09	(.19)
Total from investment operations	(.53)	1.22	2.21	1.35	.05
Distributions from net investment income	(.25)	(.49)	(.02)	(.25)	(.20)
Distributions from net realized gain	(.63)	(1.24)	(.33)	(.24)	(.47)
Total distributions	(.87)B	(1.73)	(.36)C	(.48)D	(.67)
Net asset value, end of period	$14.74	$16.14	$16.65	$14.80	$13.93
Total Return	(3.48)%	8.01%	15.20%	10.04%	.67%
Ratios to Average Net AssetsE,F
Expenses before reductions	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	1.60%	1.74%	1.47%	1.90%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$10,707,048	$10,920,084	$9,893,027	$8,210,196	$5,609,633
Portfolio turnover rateE	17%	19%	50%	27%	18%

A  Calculated based on average shares outstanding during the period.

B  Total distributions of $.87 per share is comprised of distributions from net investment income of $.247 and distributions from net realized gain of $.625 per share.

C  Total distributions of $.36 per share is comprised of distributions from net investment income of $.022 and distributions from net realized gain of $.334 per share.

D  Total distributions of $.48 per share is comprised of distributions from net investment income of $.245 and distributions from net realized gain of $.237 per share.

E  Amounts do not include the activity of the Underlying Funds.

F  Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights — Fidelity Freedom K 2045 Fund

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$16.57	$16.98	$15.02	$14.07	$14.68
Income from Investment Operations
Net investment income (loss)A	.25	.28	.24	.28	.25
Net realized and unrealized gain (loss)	(.80)	.98	2.05	1.12	(.22)
Total from investment operations	(.55)	1.26	2.29	1.40	.03
Distributions from net investment income	(.25)	(.48)	(.02)	(.25)	(.20)
Distributions from net realized gain	(.61)	(1.19)	(.31)	(.20)	(.44)
Total distributions	(.86)	(1.67)	(.33)	(.45)	(.64)
Net asset value, end of period	$15.16	$16.57	$16.98	$15.02	$14.07
Total Return	(3.53)%	8.10%	15.52%	10.27%	.45%
Ratios to Average Net AssetsB,C
Expenses before reductions	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	1.61%	1.74%	1.49%	1.96%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$6,277,503	$5,966,374	$5,059,904	$3,814,236	$2,254,813
Portfolio turnover rateB	16%	18%	47%	27%	14%

A  Calculated based on average shares outstanding during the period.

B  Amounts do not include the activity of the Underlying Funds.

C  Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights — Fidelity Freedom K 2050 Fund

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$16.67	$17.05	$15.07	$14.11	$14.77
Income from Investment Operations
Net investment income (loss)A	.25	.29	.24	.27	.24
Net realized and unrealized gain (loss)	(.80)	.98	2.07	1.13	(.27)
Total from investment operations	(.55)	1.27	2.31	1.40	(.03)
Distributions from net investment income	(.25)	(.48)	(.02)	(.25)	(.19)
Distributions from net realized gain	(.60)	(1.17)	(.31)	(.20)	(.44)
Total distributions	(.85)	(1.65)	(.33)	(.44)B	(.63)
Net asset value, end of period	$15.27	$16.67	$17.05	$15.07	$14.11
Total Return	(3.52)%	8.09%	15.60%	10.26%	.06%
Ratios to Average Net AssetsC,D
Expenses before reductions	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	1.61%	1.75%	1.49%	1.94%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$5,300,924	$4,855,154	$3,950,241	$2,918,045	$1,705,495
Portfolio turnover rateC	15%	17%	48%	29%	14%

A  Calculated based on average shares outstanding during the period.

B  Total distributions of $.44 per share is comprised of distributions from net investment income of $.245 and distributions from net realized gain of $.198 per share.

C  Amounts do not include the activity of the Underlying Funds.

D  Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights — Fidelity Freedom K 2055 Fund

Years ended March 31,	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$12.27	$12.21	$10.64	$9.84	$10.00
Income from Investment Operations
Net investment income (loss)B	.19	.21	.17	.22	.14
Net realized and unrealized gain (loss)	(.59)	.72	1.53	.79	(.11)
Total from investment operations	(.40)	.93	1.70	1.01	.03
Distributions from net investment income	(.18)	(.30)	(.01)	(.15)	(.10)
Distributions from net realized gain	(.38)	(.57)	(.12)	(.06)	(.08)
Total distributions	(.56)	(.87)	(.13)	(.21)	(.19)C
Net asset value, end of period	$11.31	$12.27	$12.21	$10.64	$9.84
Total ReturnD	(3.47)%	8.03%	16.15%	10.48%	.47%
Ratios to Average Net AssetsE,F
Expenses before reductions	.05%	.05%	.05%	.05%	.05%G
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%	.05%G
Expenses net of all reductions	.05%	.05%	.05%	.05%	.05%G
Net investment income (loss)	1.63%	1.78%	1.50%	2.17%	1.78%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,403,450	$973,261	$549,301	$208,573	$24,870
Portfolio turnover rateE	13%	16%	45%	27%	7%G

A  For the period June 1, 2011 (commencement of operations) to March 31, 2012.

B  Calculated based on average shares outstanding during the period.

C  Total distributions of $.19 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $.081 per share.

D  Total returns for periods of less than one year are not annualized.

E  Amounts do not include the activity of the Underlying Funds.

F  Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

G  Annualized

Financial Highlights — Fidelity Freedom K 2060 Fund

Years ended March 31,	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.43	$10.00
Income from Investment Operations
Net investment income (loss)B	.17	.05
Net realized and unrealized gain (loss)	(.52)	.55
Total from investment operations	(.35)	.60
Distributions from net investment income	(.12)	(.09)
Distributions from net realized gain	(.12)	(.07)
Total distributions	(.24)	(.17)C
Net asset value, end of period	$9.84	$10.43
Total ReturnD	(3.42)%	5.99%
Ratios to Average Net AssetsE,F
Expenses before reductions	.05%	.05%G
Expenses net of fee waivers, if any	.05%	.05%G
Expenses net of all reductions	.05%	.05%G
Net investment income (loss)	1.78%	.71%G
Supplemental Data
Net assets, end of period (000 omitted)	$89,340	$8,115
Portfolio turnover rateE	18%	15%G

A  For the period August 5, 2014 (commencement of operations) to March 31, 2015.

B  Calculated based on average shares outstanding during the period.

C  Total distributions of $.17 per share is comprised of distributions from net investment income of $.093 and distributions from net realized gain of $.073 per share.

D  Total returns for periods of less than one year are not annualized.

E  Amounts do not include the activity of the Underlying Funds.

F  Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

G  Annualized

Additional Index Information

Each of Fidelity Freedom Income Composite Index℠, Fidelity Freedom 2005 Composite Index℠, Fidelity Freedom 2010 Composite Index℠, Fidelity Freedom 2015 Composite Index℠, Fidelity Freedom 2020 Composite Index℠, Fidelity Freedom 2025 Composite Index℠, Fidelity Freedom 2030 Composite Index℠, Fidelity Freedom 2035 Composite Index℠, Fidelity Freedom 2040 Composite Index℠, Fidelity Freedom 2045 Composite Index℠, Fidelity Freedom 2050 Composite Index℠, Fidelity Freedom 2055 Composite Index℠, and Fidelity Freedom 2060 Composite Index℠is a customized blend of the following unmanaged indexes: Dow Jones U.S. Total Stock Market Index℠; MSCI ACWI (All Country World Index) ex USA Index; Barclays® U.S. Aggregate Bond Index; and Barclays® U.S. 3 Month Treasury Bellwether Index. The composition differed in periods prior to January 1, 2014. The index weightings are adjusted monthly to reflect the fund's changing asset allocations.

Barclays® U.S. Aggregate Bond Index is a broad-based, market-value-weighted benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. Sectors in the index include Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

S&P 500® Index is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account:  When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals:  When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the funds. A description of each fund's policies and procedures for disclosing its holdings is available in the funds' SAI and on Fidelity's web sites. The SAI also includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports also include additional information. Each fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-800-835-5092. In addition, existing investors may visit the web site at www.401k.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-06440

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity Freedom K, Fidelity Investments & Pyramid Design, Fidelity Freedom, and Fidelity are registered service marks of FMR LLC. © 2016 FMR LLC. All rights reserved.

Fidelity Freedom Income Composite Index, Fidelity Freedom 2005 Composite Index, Fidelity Freedom 2010 Composite Index, Fidelity Freedom 2015 Composite Index, Fidelity Freedom 2020 Composite Index, Fidelity Freedom 2025 Composite Index, Fidelity Freedom 2030 Composite Index, Fidelity Freedom 2035 Composite Index, Fidelity Freedom 2040 Composite Index, Fidelity Freedom 2045 Composite Index, Fidelity Freedom 2050 Composite Index, Fidelity Freedom 2055 Composite Index, and Fidelity Freedom 2060 Composite Index are service marks of FMR LLC.

Any third-party marks that may appear above are the marks of their respective owners.

1.892595.108	FF-K-PRO-0516

Fidelity Freedom® Funds

Fund	Ticker
Fidelity Freedom® Income Fund	FFFAX

Fidelity Freedom® 2005 Fund	FFFVX

Fidelity Freedom® 2010 Fund	FFFCX

Fidelity Freedom® 2015 Fund	FFVFX

Fidelity Freedom® 2020 Fund	FFFDX

Fidelity Freedom® 2025 Fund	FFTWX

Fidelity Freedom® 2030 Fund	FFFEX

Fidelity Freedom® 2035 Fund	FFTHX

Fidelity Freedom® 2040 Fund	FFFFX

Fidelity Freedom® 2045 Fund	FFFGX

Fidelity Freedom® 2050 Fund	FFFHX

Fidelity Freedom® 2055 Fund	FDEEX

Fidelity Freedom® 2060 Fund	FDKVX

Prospectus

May 28, 2016

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

245 Summer Street, Boston, MA 02210

Contents
Fund Summary	Fidelity Freedom® Income Fund
Fidelity Freedom® 2005 Fund
Fidelity Freedom® 2010 Fund
Fidelity Freedom® 2015 Fund
Fidelity Freedom® 2020 Fund
Fidelity Freedom® 2025 Fund
Fidelity Freedom® 2030 Fund
Fidelity Freedom® 2035 Fund
Fidelity Freedom® 2040 Fund
Fidelity Freedom® 2045 Fund
Fidelity Freedom® 2050 Fund
Fidelity Freedom® 2055 Fund
Fidelity Freedom® 2060 Fund
Fund Basics	Investment Details
Valuing Shares
Shareholder Information	Additional Information about the Purchase and Sale of Shares
Exchanging Shares
Features and Policies
Dividends and Capital Gain Distributions
Tax Consequences
Fund Services	Fund Management
Fund Distribution
Appendix	Financial Highlights
Additional Index Information

Fund Summary

Fund:
Fidelity Freedom® Income Fund

Investment Objective

The fund seeks high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expenses	0.49%
Total annual operating expenses(a)	0.49%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$50
3 years	$157
5 years	$274
10 years	$616

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies
  Investing in a combination of Fidelity® domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets among underlying Fidelity® funds according to a stable "neutral" asset allocation strategy shown in the "glide path" below.

  Allocating assets among underlying Fidelity® funds according to a stable "neutral" asset allocation of approximately:

Domestic Equity Funds*	16%
International Equity Funds*	7%
Bond Funds*	47%
Short-Term Funds*	30%

* FMRC may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above.
  FMR Co., Inc. (FMRC) may use an active asset allocation strategy to increase or decrease neutral asset class exposures reflected above by up to 10 percentage points for Equity Funds (includes domestic equity and international equity funds), Bond Funds and Short-Term Funds to reflect FMRC's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as "neutral" because they do not reflect any decisions made by FMRC to overweight or underweight an asset class.
  FMRC may also make active asset allocations within other asset classes (including Commodities, High Yield Debt, Floating Rate Debt, Real Estate Debt, Inflation-Protected Debt, and Emerging Markets Debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment.  The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk.  Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	7.49%	June 30, 2009
Lowest Quarter Return	(7.23)%	December 31, 2008
Year-to-Date Return	1.60%	March 31, 2016

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® Income Fund
Return Before Taxes	(0.38)%	3.27%	3.70%
Return After Taxes on Distributions	(1.55)%	2.19%	2.53%
Return After Taxes on Distributions and Sale of Fund Shares	0.24%	2.28%	2.58%
Barclays® U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	0.55%	3.25%	4.51%
Fidelity Freedom Income Composite Index℠ (reflects no deduction for fees or expenses)	0.12%	3.48%	3.82%

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity® Simplified Employee Pension-IRA, Keogh, and Investment Only Retirement accounts	$500
Through regular investment plans in Fidelity® Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund:
Fidelity Freedom® 2005 Fund

Investment Objective

The fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expenses	0.56%
Total annual operating expenses(a)	0.56%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$57
3 years	$179
5 years	$313
10 years	$701

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies
  FMR Co., Inc (FMRC) may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of Fidelity® domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets among underlying Fidelity® funds according to a "neutral" asset allocation strategy shown in the "glide path" below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Freedom® Income Fund (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2005)).

  As of March 31, 2016 the fund's neutral asset allocation to underlying Fidelity® funds was approximately:

Domestic Equity Funds*	25.8%
International Equity Funds*	11.0%
Bond Funds*	41.4%
Short-Term Funds*	21.8%

* FMRC may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above.
  FMRC may use an active asset allocation strategy to increase or decrease neutral asset class exposures reflected above by up to 10 percentage points for Equity Funds (includes domestic equity and international equity funds), Bond Funds and Short-Term Funds to reflect FMRC's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as "neutral" because they do not reflect any decisions made by FMRC to overweight or underweight an asset class.
  FMRC may also make active asset allocations within other asset classes (including Commodities, High Yield Debt, Floating Rate Debt, Real Estate Debt, Inflation-Protected Debt, and Emerging Markets Debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above.
  Designed for investors who retired in or within a few years of 2005 (target retirement date) at or around age 65 and plan to gradually withdraw the value of their account in the fund over time.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment.  The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk.  Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Value" Investing.  "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	12.37%	June 30, 2009
Lowest Quarter Return	(13.56)%	December 31, 2008
Year-to-Date Return	1.39%	March 31, 2016

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2005 Fund
Return Before Taxes	(0.33)%	4.17%	4.01%
Return After Taxes on Distributions	(1.53)%	3.23%	2.94%
Return After Taxes on Distributions and Sale of Fund Shares	0.27%	2.96%	2.85%
Barclays® U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	0.55%	3.25%	4.51%
Fidelity Freedom 2005 Composite Index℠ (reflects no deduction for fees or expenses)	(0.03)%	4.83%	4.47%

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity® Simplified Employee Pension-IRA, Keogh, and Investment Only Retirement accounts	$500
Through regular investment plans in Fidelity® Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund:
Fidelity Freedom® 2010 Fund

Investment Objective

The fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expenses	0.60%
Total annual operating expenses(a)	0.60%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$61
3 years	$192
5 years	$335
10 years	$750

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 17% of the average value of its portfolio.

Principal Investment Strategies
  FMR Co., Inc (FMRC) may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of Fidelity® domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets among underlying Fidelity® funds according to a "neutral" asset allocation strategy shown in the "glide path" below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Freedom® Income Fund (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2010)).

  As of March 31, 2016 the fund's neutral asset allocation to underlying Fidelity® funds was approximately:

Domestic Equity Funds*	32.0%
International Equity Funds*	13.7%
Bond Funds*	37.9%
Short-Term Funds*	16.4%

* FMRC may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above.
  FMRC may use an active asset allocation strategy to increase or decrease neutral asset class exposures reflected above by up to 10 percentage points for Equity Funds (includes domestic equity and international equity funds), Bond Funds and Short-Term Funds to reflect FMRC's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as "neutral" because they do not reflect any decisions made by FMRC to overweight or underweight an asset class.
  FMRC may also make active asset allocations within other asset classes (including Commodities, High Yield Debt, Floating Rate Debt, Real Estate Debt, Inflation-Protected Debt, and Emerging Markets Debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above.
  Designed for investors who retired in or within a few years of 2010 (target retirement date) at or around age 65 and plan to gradually withdraw the value of their account in the fund over time.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment.  The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk.  Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing.  "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing.  "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	13.09%	June 30, 2009
Lowest Quarter Return	(14.15)%	December 31, 2008
Year-to-Date Return	1.17%	March 31, 2016

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2010 Fund
Return Before Taxes	(0.28)%	5.04%	4.58%
Return After Taxes on Distributions	(1.76)%	3.92%	3.38%
Return After Taxes on Distributions and Sale of Fund Shares	0.57%	3.63%	3.29%
Barclays® U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	0.55%	3.25%	4.51%
Fidelity Freedom 2010 Composite Index℠ (reflects no deduction for fees or expenses)	(0.16)%	6.01%	5.18%

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity® Simplified Employee Pension-IRA, Keogh, and Investment Only Retirement accounts	$500
Through regular investment plans in Fidelity® Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund:
Fidelity Freedom® 2015 Fund

Investment Objective

The fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expenses	0.64%
Total annual operating expenses(a)	0.64%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$65
3 years	$205
5 years	$357
10 years	$798

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 17% of the average value of its portfolio.

Principal Investment Strategies
  FMR Co., Inc (FMRC) may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of Fidelity® domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets among underlying Fidelity® funds according to a "neutral" asset allocation strategy shown in the "glide path" below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Freedom® Income Fund (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2015)).

  As of March 31, 2016 the fund's neutral asset allocation to underlying Fidelity® funds was approximately:

Domestic Equity Funds*	37.9%
International Equity Funds*	16.3%
Bond Funds*	34.5%
Short-Term Funds*	11.3%

* FMRC may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above.
  FMRC may use an active asset allocation strategy to increase or decrease neutral asset class exposures reflected above by up to 10 percentage points for Equity Funds (includes domestic equity and international equity funds), Bond Funds and Short-Term Funds to reflect FMRC's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as "neutral" because they do not reflect any decisions made by FMRC to overweight or underweight an asset class.
  FMRC may also make active asset allocations within other asset classes (including Commodities, High Yield Debt, Floating Rate Debt, Real Estate Debt, Inflation-Protected Debt, and Emerging Markets Debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above.
  Designed for investors who retired in or within a few years of 2015 (target retirement date) at or around age 65 and plan to gradually withdraw the value of their account in the fund over time.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment.  The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk.  Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing.  "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing.  "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	13.67%	June 30, 2009
Lowest Quarter Return	(15.00)%	December 31, 2008
Year-to-Date Return	0.92%	March 31, 2016

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2015 Fund
Return Before Taxes	(0.34)%	5.28%	4.64%
Return After Taxes on Distributions	(1.82)%	3.99%	3.42%
Return After Taxes on Distributions and Sale of Fund Shares	0.61%	3.80%	3.36%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	1.38%	12.57%	7.31%
Fidelity Freedom 2015 Composite Index℠ (reflects no deduction for fees or expenses)	(0.30)%	6.28%	5.31%

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity® Simplified Employee Pension-IRA, Keogh, and Investment Only Retirement accounts	$500
Through regular investment plans in Fidelity® Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund:
Fidelity Freedom® 2020 Fund

Investment Objective

The fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expenses	0.67%
Total annual operating expenses(a)	0.67%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$68
3 years	$214
5 years	$373
10 years	$835

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 17% of the average value of its portfolio.

Principal Investment Strategies
  FMR Co., Inc (FMRC) may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of Fidelity® domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets among underlying Fidelity® funds according to a "neutral" asset allocation strategy shown in the "glide path" below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Freedom® Income Fund (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2020)).

  As of March 31, 2016 the fund's neutral asset allocation to underlying Fidelity® funds was approximately:

Domestic Equity Funds*	42.1%
International Equity Funds*	18.0%
Bond Funds*	32.1%
Short-Term Funds*	7.8%

* FMRC may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above.
  FMRC may use an active asset allocation strategy to increase or decrease neutral asset class exposures reflected above by up to 10 percentage points for Equity Funds (includes domestic equity and international equity funds), Bond Funds and Short-Term Funds to reflect FMRC's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as "neutral" because they do not reflect any decisions made by FMRC to overweight or underweight an asset class.
  FMRC may also make active asset allocations within other asset classes (including Commodities, High Yield Debt, Floating Rate Debt, Real Estate Debt, Inflation-Protected Debt, and Emerging Markets Debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above.
  Designed for investors who anticipate retiring in or within a few years of 2020 (target retirement date) at or around age 65 and plan to gradually withdraw the value of their account in the fund over time.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment.  The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk.  Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing.  "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing.  "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	15.63%	June 30, 2009
Lowest Quarter Return	(18.15)%	December 31, 2008
Year-to-Date Return	0.69%	March 31, 2016

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2020 Fund
Return Before Taxes	(0.23)%	5.58%	4.61%
Return After Taxes on Distributions	(1.72)%	4.22%	3.34%
Return After Taxes on Distributions and Sale of Fund Shares	0.69%	4.02%	3.37%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	1.38%	12.57%	7.31%
Fidelity Freedom 2020 Composite Index℠ (reflects no deduction for fees or expenses)	(0.40)%	6.69%	5.35%

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity® Simplified Employee Pension-IRA, Keogh, and Investment Only Retirement accounts	$500
Through regular investment plans in Fidelity® Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund:
Fidelity Freedom® 2025 Fund

Investment Objective

The fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expenses	0.69%
Total annual operating expenses(a)	0.69%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$70
3 years	$221
5 years	$384
10 years	$859

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 17% of the average value of its portfolio.

Principal Investment Strategies
  FMR Co., Inc (FMRC) may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of Fidelity® domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets among underlying Fidelity® funds according to a "neutral" asset allocation strategy shown in the "glide path" below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Freedom® Income Fund (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2025)).

  As of March 31, 2016 the fund's neutral asset allocation to underlying Fidelity® funds was approximately:

Domestic Equity Funds*	47.0%
International Equity Funds*	20.1%
Bond Funds*	29.2%
Short-Term Funds*	3.7%

* FMRC may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above.
  FMRC may use an active asset allocation strategy to increase or decrease neutral asset class exposures reflected above by up to 10 percentage points for Equity Funds (includes domestic equity and international equity funds), Bond Funds and Short-Term Funds to reflect FMRC's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as "neutral" because they do not reflect any decisions made by FMRC to overweight or underweight an asset class.
  FMRC may also make active asset allocations within other asset classes (including Commodities, High Yield Debt, Floating Rate Debt, Real Estate Debt, Inflation-Protected Debt, and Emerging Markets Debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above.
  Designed for investors who anticipate retiring in or within a few years of 2025 (target retirement date) at or around age 65 and plan to gradually withdraw the value of their account in the fund over time.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment.  The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk.  Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing.  "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing.  "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	16.29%	June 30, 2009
Lowest Quarter Return	(19.17)%	December 31, 2008
Year-to-Date Return	0.40%	March 31, 2016

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2025 Fund
Return Before Taxes	(0.16)%	6.24%	4.91%
Return After Taxes on Distributions	(1.59)%	4.87%	3.70%
Return After Taxes on Distributions and Sale of Fund Shares	0.79%	4.56%	3.62%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	1.38%	12.57%	7.31%
Fidelity Freedom 2025 Composite Index℠ (reflects no deduction for fees or expenses)	(0.53)%	7.62%	5.87%

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity® Simplified Employee Pension-IRA, Keogh, and Investment Only Retirement accounts	$500
Through regular investment plans in Fidelity® Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund:
Fidelity Freedom® 2030 Fund

Investment Objective

The fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expenses	0.75%
Total annual operating expenses(a)	0.75%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$77
3 years	$240
5 years	$417
10 years	$930

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies
  FMR Co., Inc (FMRC) may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of Fidelity® domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets among underlying Fidelity® funds according to a "neutral" asset allocation strategy shown in the "glide path" below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Freedom® Income Fund (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2030)).

  As of March 31, 2016 the fund's neutral asset allocation to underlying Fidelity® funds was approximately:

Domestic Equity Funds*	56.8%
International Equity Funds*	24.4%
Bond Funds*	18.8%
Short-Term Funds*	0.0%

* FMRC may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above.
  FMRC may use an active asset allocation strategy to increase or decrease neutral asset class exposures reflected above by up to 10 percentage points for Equity Funds (includes domestic equity and international equity funds), Bond Funds and Short-Term Funds to reflect FMRC's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as "neutral" because they do not reflect any decisions made by FMRC to overweight or underweight an asset class.
  FMRC may also make active asset allocations within other asset classes (including Commodities, High Yield Debt, Floating Rate Debt, Real Estate Debt, Inflation-Protected Debt, and Emerging Markets Debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above.
  Designed for investors who anticipate retiring in or within a few years of 2030 (target retirement date) at or around age 65 and plan to gradually withdraw the value of their account in the fund over time.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment.  The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk.  Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing.  "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing.  "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	17.41%	June 30, 2009
Lowest Quarter Return	(21.05)%	December 31, 2008
Year-to-Date Return	(0.07)%	March 31, 2016

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2030 Fund
Return Before Taxes	(0.16)%	6.49%	4.72%
Return After Taxes on Distributions	(1.62)%	5.19%	3.56%
Return After Taxes on Distributions and Sale of Fund Shares	0.94%	4.78%	3.52%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	1.38%	12.57%	7.31%
Fidelity Freedom 2030 Composite Index℠ (reflects no deduction for fees or expenses)	(0.86)%	7.90%	5.69%

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity® Simplified Employee Pension-IRA, Keogh, and Investment Only Retirement accounts	$500
Through regular investment plans in Fidelity® Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund:
Fidelity Freedom® 2035 Fund

Investment Objective

The fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expenses	0.77%
Total annual operating expenses(a)	0.77%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$79
3 years	$246
5 years	$428
10 years	$954

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies
  FMR Co., Inc (FMRC) may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of Fidelity® domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets among underlying Fidelity® funds according to a "neutral" asset allocation strategy shown in the "glide path" below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Freedom® Income Fund (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2035)).

  As of March 31, 2016 the fund's neutral asset allocation to underlying Fidelity® funds was approximately:

Domestic Equity Funds*	63.0%
International Equity Funds*	27.0%
Bond Funds*	10.0%
Short-Term Funds*	0.0%

* FMRC may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above.
  FMRC may use an active asset allocation strategy to increase or decrease neutral asset class exposures reflected above by up to 10 percentage points for Equity Funds (includes domestic equity and international equity funds), Bond Funds and Short-Term Funds to reflect FMRC's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as "neutral" because they do not reflect any decisions made by FMRC to overweight or underweight an asset class.
  FMRC may also make active asset allocations within other asset classes (including Commodities, High Yield Debt, Floating Rate Debt, Real Estate Debt, Inflation-Protected Debt, and Emerging Markets Debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above.
  Designed for investors who anticipate retiring in or within a few years of 2035 (target retirement date) at or around age 65 and plan to gradually withdraw the value of their account in the fund over time.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  "Growth" Investing.  "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing.  "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	17.75%	June 30, 2009
Lowest Quarter Return	(21.65)%	December 31, 2008
Year-to-Date Return	(0.40)%	March 31, 2016

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2035 Fund
Return Before Taxes	(0.21)%	6.82%	4.84%
Return After Taxes on Distributions	(1.63)%	5.39%	3.68%
Return After Taxes on Distributions and Sale of Fund Shares	0.91%	5.04%	3.63%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	1.38%	12.57%	7.31%
Fidelity Freedom 2035 Composite Index℠ (reflects no deduction for fees or expenses)	(1.06)%	8.46%	6.01%

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity® Simplified Employee Pension-IRA, Keogh, and Investment Only Retirement accounts	$500
Through regular investment plans in Fidelity® Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund:
Fidelity Freedom® 2040 Fund

Investment Objective

The fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expenses	0.77%
Total annual operating expenses(a)	0.77%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$79
3 years	$246
5 years	$428
10 years	$954

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies
  FMR Co., Inc (FMRC) may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of Fidelity® domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets among underlying Fidelity® funds according to a "neutral" asset allocation strategy shown in the "glide path" below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Freedom® Income Fund (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2040)).

  As of March 31, 2016 the fund's neutral asset allocation to underlying Fidelity® funds was approximately:

Domestic Equity Funds*	63.0%
International Equity Funds*	27.0%
Bond Funds*	10.0%
Short-Term Funds*	0.0%

* FMRC may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above.
  FMRC may use an active asset allocation strategy to increase or decrease neutral asset class exposures reflected above by up to 10 percentage points for Equity Funds (includes domestic equity and international equity funds), Bond Funds and Short-Term Funds to reflect FMRC's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as "neutral" because they do not reflect any decisions made by FMRC to overweight or underweight an asset class.
  FMRC may also make active asset allocations within other asset classes (including Commodities, High Yield Debt, Floating Rate Debt, Real Estate Debt, Inflation-Protected Debt, and Emerging Markets Debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above.
  Designed for investors who anticipate retiring in or within a few years of 2040 (target retirement date) at or around age 65 and plan to gradually withdraw the value of their account in the fund over time.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  "Growth" Investing.  "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing.  "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	18.26%	June 30, 2009
Lowest Quarter Return	(22.43)%	December 31, 2008
Year-to-Date Return	(0.46)%	March 31, 2016

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2040 Fund
Return Before Taxes	(0.18)%	6.89%	4.80%
Return After Taxes on Distributions	(1.65)%	5.46%	3.59%
Return After Taxes on Distributions and Sale of Fund Shares	1.00%	5.09%	3.60%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	1.38%	12.57%	7.31%
Fidelity Freedom 2040 Composite Index℠ (reflects no deduction for fees or expenses)	(1.06)%	8.55%	5.98%

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity® Simplified Employee Pension-IRA, Keogh, and Investment Only Retirement accounts	$500
Through regular investment plans in Fidelity® Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund:
Fidelity Freedom® 2045 Fund

Investment Objective

The fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expenses	0.77%
Total annual operating expenses(a)	0.77%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$79
3 years	$246
5 years	$428
10 years	$954

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 17% of the average value of its portfolio.

Principal Investment Strategies
  FMR Co., Inc (FMRC) may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of Fidelity® domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets among underlying Fidelity® funds according to a "neutral" asset allocation strategy shown in the "glide path" below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Freedom® Income Fund (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2045)).

  As of March 31, 2016 the fund's neutral asset allocation to underlying Fidelity® funds was approximately:

Domestic Equity Funds*	63.0%
International Equity Funds*	27.0%
Bond Funds*	10.0%
Short-Term Funds*	0.0%

* FMRC may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above.
  FMRC may use an active asset allocation strategy to increase or decrease neutral asset class exposures reflected above by up to 10 percentage points for Equity Funds (includes domestic equity and international equity funds), Bond Funds and Short-Term Funds to reflect FMRC's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as "neutral" because they do not reflect any decisions made by FMRC to overweight or underweight an asset class.
  FMRC may also make active asset allocations within other asset classes (including Commodities, High Yield Debt, Floating Rate Debt, Real Estate Debt, Inflation-Protected Debt, and Emerging Markets Debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above.
  Designed for investors who anticipate retiring in or within a few years of 2045 (target retirement date) at or around age 65 and plan to gradually withdraw the value of their account in the fund over time.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  "Growth" Investing.  "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing.  "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	18.46%	June 30, 2009
Lowest Quarter Return	(22.52)%	December 31, 2008
Year-to-Date Return	(0.40)%	March 31, 2016

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015	Past 1 year	Past 5 years	Life of fund(a)
Fidelity Freedom® 2045 Fund
Return Before Taxes	(0.16)%	6.96%	4.61%
Return After Taxes on Distributions	(1.55)%	5.30%	3.39%
Return After Taxes on Distributions and Sale of Fund Shares	0.92%	5.15%	3.42%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	1.38%	12.57%	7.21%
Fidelity Freedom 2045 Composite Index℠ (reflects no deduction for fees or expenses)	(1.06)%	8.67%	5.77%

(a)  From June 1, 2006

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity® Simplified Employee Pension-IRA, Keogh, and Investment Only Retirement accounts	$500
Through regular investment plans in Fidelity® Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund:
Fidelity Freedom® 2050 Fund

Investment Objective

The fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expenses	0.77%
Total annual operating expenses(a)	0.77%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$79
3 years	$246
5 years	$428
10 years	$954

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 17% of the average value of its portfolio.

Principal Investment Strategies
  FMR Co., Inc (FMRC) may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of Fidelity® domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets among underlying Fidelity® funds according to a "neutral" asset allocation strategy shown in the "glide path" below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Freedom® Income Fund (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2050)).

  As of March 31, 2016 the fund's neutral asset allocation to underlying Fidelity® funds was approximately:

Domestic Equity Funds*	63.0%
International Equity Funds*	27.0%
Bond Funds*	10.0%
Short-Term Funds*	0.0%

* FMRC may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above.
  FMRC may use an active asset allocation strategy to increase or decrease neutral asset class exposures reflected above by up to 10 percentage points for Equity Funds (includes domestic equity and international equity funds), Bond Funds and Short-Term Funds to reflect FMRC's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as "neutral" because they do not reflect any decisions made by FMRC to overweight or underweight an asset class.
  FMRC may also make active asset allocations within other asset classes (including Commodities, High Yield Debt, Floating Rate Debt, Real Estate Debt, Inflation-Protected Debt, and Emerging Markets Debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above.
  Designed for investors who anticipate retiring in or within a few years of 2050 (target retirement date) at or around age 65 and plan to gradually withdraw the value of their account in the fund over time.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  "Growth" Investing.  "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing.  "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	19.11%	June 30, 2009
Lowest Quarter Return	(23.40)%	December 31, 2008
Year-to-Date Return	(0.40)%	March 31, 2016

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015	Past 1 year	Past 5 years	Life of fund(a)
Fidelity Freedom® 2050 Fund
Return Before Taxes	(0.24)%	6.92%	4.40%
Return After Taxes on Distributions	(1.66)%	5.35%	3.26%
Return After Taxes on Distributions and Sale of Fund Shares	0.89%	5.13%	3.27%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	1.38%	12.57%	7.21%
Fidelity Freedom 2050 Composite Index℠ (reflects no deduction for fees or expenses)	(1.06)%	8.69%	5.65%

(a)  From June 1, 2006

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity® Simplified Employee Pension-IRA, Keogh, and Investment Only Retirement accounts	$500
Through regular investment plans in Fidelity® Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund:
Fidelity Freedom® 2055 Fund

Investment Objective

The fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expenses	0.77%
Total annual operating expenses(a)	0.77%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$79
3 years	$246
5 years	$428
10 years	$954

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies
  FMR Co., Inc (FMRC) may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of Fidelity® domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets among underlying Fidelity® funds according to a "neutral" asset allocation strategy shown in the "glide path" below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Freedom® Income Fund (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2055)).

  As of March 31, 2016 the fund's neutral asset allocation to underlying Fidelity® funds was approximately:

Domestic Equity Funds*	63.0%
International Equity Funds*	27.0%
Bond Funds*	10.0%
Short-Term Funds*	0.0%

* FMRC may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above.
  FMRC may use an active asset allocation strategy to increase or decrease neutral asset class exposures reflected above by up to 10 percentage points for Equity Funds (includes domestic equity and international equity funds), Bond Funds and Short-Term Funds to reflect FMRC's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as "neutral" because they do not reflect any decisions made by FMRC to overweight or underweight an asset class.
  FMRC may also make active asset allocations within other asset classes (including Commodities, High Yield Debt, Floating Rate Debt, Real Estate Debt, Inflation-Protected Debt, and Emerging Markets Debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above.
  Designed for investors who anticipate retiring in or within a few years of 2055 (target retirement date) at or around age 65 and plan to gradually withdraw the value of their account in the fund over time.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  "Growth" Investing.  "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing.  "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	11.66%	March 31, 2012
Lowest Quarter Return	(8.30)%	September 30, 2015
Year-to-Date Return	(0.45)%	March 31, 2016

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015	Past 1 year	Life of fund(a)
Fidelity Freedom® 2055 Fund
Return Before Taxes	(0.20)%	6.62%
Return After Taxes on Distributions	(1.41)%	5.42%
Return After Taxes on Distributions and Sale of Fund Shares	0.74%	4.92%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	1.38%	12.49%
Fidelity Freedom 2055 Composite Index℠ (reflects no deduction for fees or expenses)	(1.06)%	8.46%

(a)  From June 1, 2011

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity® Simplified Employee Pension-IRA, Keogh, and Investment Only Retirement accounts	$500
Through regular investment plans in Fidelity® Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund:
Fidelity Freedom® 2060 Fund

Investment Objective

The fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expenses	0.78%
Total annual operating expenses(a)	0.78%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$80
3 years	$249
5 years	$433
10 years	$966

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies
  FMR Co., Inc (FMRC) may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of Fidelity® domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets among underlying Fidelity® funds according to a "neutral" asset allocation strategy shown in the "glide path" below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Freedom® Income Fund (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2060)).

  As of March 31, 2016 the fund's neutral asset allocation to underlying Fidelity® funds was approximately:

Domestic Equity Funds*	63.0%
International Equity Funds*	27.0%
Bond Funds*	10.0%
Short-Term Funds*	0.0%

* FMRC may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above.
  FMRC may use an active asset allocation strategy to increase or decrease neutral asset class exposures reflected above by up to 10 percentage points for Equity Funds (includes domestic equity and international equity funds), Bond Funds and Short-Term Funds to reflect FMRC's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as "neutral" because they do not reflect any decisions made by FMRC to overweight or underweight an asset class.
  FMRC may also make active asset allocations within other asset classes (including Commodities, High Yield Debt, Floating Rate Debt, Real Estate Debt, Inflation-Protected Debt, and Emerging Markets Debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above.
  Designed for investors who anticipate retiring in or within a few years of 2060 (target retirement date) at or around age 65 and plan to gradually withdraw the value of their account in the fund over time.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  "Growth" Investing.  "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing.  "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	4.59%	December 31, 2015
Lowest Quarter Return	(8.31)%	September 30, 2015
Year-to-Date Return	(0.41)%	March 31, 2016

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015	Past 1 year	Life of fund(a)
Fidelity Freedom® 2060 Fund
Return Before Taxes	(0.22)%	1.95%
Return After Taxes on Distributions	(0.99)%	1.03%
Return After Taxes on Distributions and Sale of Fund Shares	0.37%	1.36%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	1.38%	6.79%
Fidelity Freedom 2060 Composite Index℠ (reflects no deduction for fees or expenses)	(1.06)%	1.40%

(a)  From August 5, 2014

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) and Brett Sumsion (co-manager) have managed the fund since August 2014.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity® Simplified Employee Pension-IRA, Keogh, and Investment Only Retirement accounts	$500
Through regular investment plans in Fidelity® Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Basics

Investment Details

Investment Objective

Fidelity Freedom® Income Fund seeks high current income and, as a secondary objective, capital appreciation.

Each of Fidelity Freedom® 2005 Fund, Fidelity Freedom® 2010 Fund, Fidelity Freedom® 2015 Fund, Fidelity Freedom® 2020 Fund, Fidelity Freedom® 2025 Fund, Fidelity Freedom® 2030 Fund, Fidelity Freedom® 2035 Fund, Fidelity Freedom® 2040 Fund, Fidelity Freedom® 2045 Fund, Fidelity Freedom® 2050 Fund, Fidelity Freedom® 2055 Fund, and Fidelity Freedom® 2060 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Principal Investment Strategies

The Adviser invests each fund's assets in a combination of Fidelity® funds: domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds). The funds differ primarily due to their asset allocations among these fund types. Because each fund allocates its assets among the underlying Fidelity® funds based on fund types rather than on the actual holdings of the underlying Fidelity® funds, each fund may have greater exposure to an asset class to the extent that an underlying Fidelity® fund holds securities of more than one asset class. The neutral asset allocation strategy for each fund is designed to provide an approach to asset allocation that is neither overly aggressive nor overly conservative.

The Adviser allocates the assets of each fund (except Fidelity Freedom® Income Fund) among underlying Fidelity® funds according to a neutral asset allocation strategy that becomes increasingly conservative over time. Each fund's name refers to the approximate retirement year of the investors for whom the fund's asset allocation strategy is designed. For example, Fidelity Freedom® 2060 Fund, which is designed for investors planning to retire around the year 2060 and at or around age 65, has a relatively aggressive neutral asset allocation, with a substantial portion of its assets invested in domestic equity funds and international equity funds and a modest portion of its assets invested in bond funds. By contrast, Fidelity Freedom® 2005 Fund, which has reached its target retirement year, has a more conservative neutral asset allocation, with less than half of its assets invested in domestic equity funds and international equity funds and the majority of its assets invested in bond funds and short-term funds.

Fidelity Freedom® Income Fund is designed for investors in their retirement years. The Adviser allocates the fund's assets according to a stable neutral asset allocation that emphasizes bond funds and short-term funds but also includes a small amount of domestic equity funds and international equity funds.

Active Asset Allocation. The "neutral" asset allocation in each fund summary represents the Adviser's view regarding how each fund's investments should be allocated among the various asset classes over the long term. Each fund's actual allocations may differ to the extent the Adviser employs its active allocation strategy. As discussed in each fund's summary, the active asset allocation strategy allows the Adviser to increase or decrease neutral asset class exposures by up to 10 percentage points for Equity Funds (includes domestic equity and international equity funds), Bond Funds and Short-Term Funds, to reflect the Adviser's market outlook, which is primarily focused on the intermediate term (active asset allocation strategy). At no time, however, will a fund's investments in domestic and international equity funds exceed 95%.

The following table lists the approximate asset class allocation ranges for each fund as of March 31, 2016. The Adviser may change these percentages over time.

Asset Class Allocation Ranges	Fidelity Freedom® Income Fund	Fidelity Freedom® 2005 Fund	Fidelity Freedom® 2010 Fund	Fidelity Freedom® 2015 Fund	Fidelity Freedom® 2020 Fund	Fidelity Freedom® 2025 Fund	Fidelity Freedom® 2030 Fund	Fidelity Freedom® 2035 Fund	Fidelity Freedom® 2040 Fund	Fidelity Freedom® 2045 Fund	Fidelity Freedom® 2050 Fund	Fidelity Freedom® 2055 Fund	Fidelity Freedom® 2060 Fund
Domestic and International Equity Funds	13.0% - 33.0%	26.8% - 46.8%	35.7% - 55.7%	44.2% - 64.2%	50.1% - 70.1%	57.1% - 77.1%	71.2% - 91.2%	80.0% - 95.0%	80.0% - 95.0%	80.0% - 95.0%	80.0% - 95.0%	80.0% - 95.0%	80.0% - 95.0%
Bond Funds	37.0% - 57.0%	31.4% - 51.4%	27.9% - 47.9%	24.5% - 44.5%	22.1% - 42.1%	19.2% - 39.2%	8.8% - 28.8%	0.0% - 20.0%	0.0% - 20.0%	0.0% - 20.0%	0.0% - 20.0%	0.0% - 20.0%	0.0% - 20.0%
Short-Term Funds	20.0% - 40.0%	11.8% - 31.8%	6.4% - 26.4%	1.3% - 21.3%	0.0% - 17.8%	0.0% - 13.7%	0.0% - 10.0%	0.0% - 10.0%	0.0% - 10.0%	0.0% - 10.0%	0.0% - 10.0%	0.0% - 10.0%	0.0% - 10.0%

When increasing or decreasing asset allocation to one or more asset classes, the Adviser will correspondingly reduce or increase exposure to the remaining asset classes. For example, if the Adviser's intermediate term market outlook was to favor fixed income securities, the Adviser may choose to increase each fund's asset allocation to underlying bond funds by up to 10 percentage points from each fund's neutral asset allocation to bond funds, by correspondingly reducing asset allocation to domestic and international equity funds and/or short-term funds. Conversely, if fixed income investments were to fall out of favor based on the Adviser's intermediate term market outlook, the Adviser may choose to decrease exposures to underlying bond funds by increasing asset allocation to underlying domestic and/or international equity funds and/or short-term funds.

The Adviser may also make active asset allocations within other asset classes (including Commodities, High Yield Debt, Floating Rate Debt, Real Estate Debt, Inflation-Protected Debt, and Emerging Markets Debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations.

Information concerning each fund's actual allocations to underlying funds will be available in each fund's shareholder report and on the funds' website from time to time.

Selecting a Fidelity Freedom® Fund

There are many considerations relevant to fund selection, including your individual income replacement goals (i.e., how much income do you expect to need in retirement), other expected income after retirement, inflation, other assets and risk tolerance. You should also consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund or a collection of funds will provide sufficient income in your retirement years. When selecting a fund, in addition to the considerations discussed above, you may wish to consider a fund with a target year near the year in which you anticipate your retirement to begin, having reached the age of at or around 65. It is important to note that the funds' asset allocation strategy is designed to provide income for shareholders through their retirement years and assumes that an investor will withdraw the value of his or her account gradually after retirement. Meeting your retirement goals is dependent upon many factors, including the amount you save and the period over which you do so. Investors should select the fund that best meets their individual circumstances and investment goals.

Asset Allocation Framework

The following chart illustrates how each fund's approximate asset allocation among domestic equity funds, international equity funds, bond funds, and short-term funds is expected to change over time. The funds' actual asset allocations may differ from this illustration.

The neutral allocations shown in the glide path do not reflect any decisions made by the Adviser to overweight or underweight a particular asset class based on its market outlook. Each fund's asset allocation assigned to the asset classes above is not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) 10 percentage points.

When the neutral asset allocation of a fund matches Fidelity Freedom® Income Fund's neutral asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Freedom® Income Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Freedom® Income Fund.

The Adviser may modify the neutral asset allocation strategy and the active asset allocation strategy for any fund from time to time.

Description of Underlying Fidelity® Funds

Each fund invests in underlying Fidelity® funds. Although the underlying Fidelity® funds are categorized generally as domestic equity, international equity, bond, and short-term funds, many of the underlying Fidelity® funds may invest in a mix of securities of foreign and domestic issuers, investment-grade and high yield bonds, and other securities. Many of the underlying Fidelity® funds may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease a fund's exposure to changing security prices or other factors that affect security values. The Adviser may modify the selection of underlying Fidelity® funds for any fund from time to time. When modifying the selection of underlying Fidelity® funds and transitioning in or out of one or more underlying Fidelity® funds, the Adviser may invest a fund's assets directly in securities for a period of time.

A brief description of the underlying Fidelity® funds each fund may utilize as of the date of this prospectus, is provided in the funds' Statement of Additional Information (SAI). More detailed information about each underlying Fidelity® fund is available in each underlying Fidelity® fund's prospectus.

The following table lists the underlying Fidelity® funds in which each fund currently may invest and each fund's approximate asset allocation to each underlying Fidelity® fund as of March 31, 2016. The Adviser may change these percentages over time.

Fund Categories	Fidelity Freedom® Income Fund	Fidelity Freedom® 2005 Fund	Fidelity Freedom® 2010 Fund	Fidelity Freedom® 2015 Fund	Fidelity Freedom® 2020 Fund	Fidelity Freedom® 2025 Fund	Fidelity Freedom® 2030 Fund	Fidelity Freedom® 2035 Fund	Fidelity Freedom® 2040 Fund	Fidelity Freedom® 2045 Fund	Fidelity Freedom® 2050 Fund	Fidelity Freedom® 2055 Fund	Fidelity Freedom® 2060 Fund
DOMESTIC EQUITY FUNDS
Domestic Equity Funds
Fidelity® Series 100 Index Fund	0.6%	0.9%	1.2%	1.4%	1.5%	1.7%	2.0%	2.3%	2.3%	2.2%	2.2%	2.3%	2.3%
Fidelity® Series 1000 Value Index Fund	0.4%	0.5%	0.7%	0.8%	0.8%	0.9%	1.1%	1.3%	1.3%	1.3%	1.3%	1.3%	1.3%
Fidelity® Series All-Sector Equity Fund	1.9%	2.9%	3.6%	4.3%	4.8%	5.3%	6.4%	7.1%	7.1%	7.1%	7.1%	7.1%	7.1%
Fidelity® Series Blue Chip Growth Fund	1.3%	2.0%	2.5%	3.0%	3.3%	3.7%	4.5%	4.9%	4.9%	4.9%	4.9%	4.9%	4.9%
Fidelity® Series Equity-Income Fund	2.6%	3.9%	4.8%	5.7%	6.4%	7.1%	8.6%	9.6%	9.6%	9.6%	9.6%	9.6%	9.6%
Fidelity® Series Growth & Income Fund	2.0%	3.0%	3.7%	4.4%	4.9%	5.4%	6.6%	7.3%	7.3%	7.3%	7.3%	7.3%	7.4%
Fidelity® Series Growth Company Fund	2.4%	3.6%	4.5%	5.3%	5.9%	6.5%	7.9%	8.8%	8.8%	8.8%	8.8%	8.5%	8.2%
Fidelity® Series Intrinsic Opportunities Fund	1.5%	2.3%	2.8%	3.3%	3.6%	4.0%	4.9%	5.4%	5.4%	5.5%	5.5%	5.7%	6.0%
Fidelity® Series Opportunistic Insights Fund	1.3%	2.0%	2.4%	2.9%	3.2%	3.5%	4.3%	4.8%	4.8%	4.8%	4.8%	4.8%	4.8%
Fidelity® Series Real Estate Equity Fund	0.2%	0.4%	0.5%	0.5%	0.6%	0.7%	0.8%	0.9%	0.9%	0.9%	0.9%	0.9%	0.9%
Fidelity® Series Small Cap Discovery Fund	0.3%	0.5%	0.6%	0.8%	0.9%	0.9%	1.1%	1.3%	1.3%	1.3%	1.3%	1.3%	1.3%
Fidelity® Series Small Cap Opportunities Fund	1.1%	1.6%	1.9%	2.3%	2.6%	2.9%	3.5%	3.8%	3.8%	3.8%	3.8%	3.8%	3.8%
Fidelity® Series Stock Selector Large Cap Value Fund	1.7%	2.6%	3.2%	3.8%	4.2%	4.7%	5.7%	6.3%	6.3%	6.3%	6.3%	6.3%	6.2%
Commodity Funds
Fidelity® Series Commodity Strategy Fund	1.2%	1.2%	1.2%	1.2%	1.2%	1.3%	1.3%	1.3%	1.3%	1.3%	1.3%	1.3%	1.3%
INTERNATIONAL EQUITY FUNDS
Developed International Equity Funds
Fidelity® Series International Growth Fund	2.1%	3.4%	4.3%	5.2%	5.9%	6.5%	8.1%	9.0%	9.0%	9.0%	9.0%	9.0%	9.0%
Fidelity® Series International Small Cap Fund	0.5%	0.8%	1.1%	1.3%	1.4%	1.6%	1.9%	2.1%	2.1%	2.1%	2.1%	2.1%	2.1%
Fidelity® Series International Value Fund	2.0%	3.3%	4.3%	5.2%	5.8%	6.5%	7.9%	8.9%	8.9%	8.9%	9.0%	9.0%	9.0%
Emerging Markets Equity Funds
Fidelity® Series Emerging Markets Fund	4.4%	5.5%	6.3%	6.9%	7.3%	7.8%	8.8%	9.4%	9.4%	9.4%	9.4%	9.4%	9.4%
BOND FUNDS
Investment Grade Bond Funds
Fidelity® Series Investment Grade Bond Fund	38.8%	34.5%	31.4%	28.5%	24.9%	19.9%	9.6%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%
Inflation-Protected Bond Funds
Fidelity® Series Inflation-Protected Bond Index Fund	3.8%	3.3%	2.7%	1.9%	1.1%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%
High Yield Bond Funds
Fidelity® Series Emerging Markets Debt Fund	0.6%	0.6%	0.6%	0.6%	0.6%	0.6%	0.6%	0.6%	0.6%	0.6%	0.6%	0.6%	0.6%
Fidelity® Series Floating Rate High Income Fund	0.3%	0.2%	0.2%	0.2%	0.2%	0.3%	0.3%	0.3%	0.3%	0.3%	0.3%	0.3%	0.2%
Fidelity® Series High Income Fund	3.0%	3.0%	3.0%	3.0%	3.0%	3.0%	3.0%	3.0%	3.0%	3.0%	3.0%	2.9%	3.0%
Fidelity® Series Real Estate Income Fund	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%
SHORT-TERM FUNDS
Fidelity® Series Short-Term Credit Fund	8.9%	6.1%	4.2%	2.4%	1.9%	1.5%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Money Market Portfolio(a)	16.6%	11.4%	7.8%	4.6%	3.5%	2.7%	0.1%	0.1%	0.1%	0.1%	0.0%	0.1%	0.1%

(a)  On or about May 31, 2016, Fidelity® Series Government Money Market Fund is expected to replace Money Market Portfolio as an underlying fund for each Fidelity Freedom® Fund.

Principal Investment Risks

Many factors affect each fund's performance. A fund's share price changes daily based on the performance of the underlying Fidelity® funds in which it invests. The ability of each fund to meet its investment objective is directly related to its asset allocation among underlying Fidelity® funds and the ability of those funds to meet their investment objectives. If the Adviser's asset allocation strategy does not work as intended, a fund may not achieve its objective. Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at, or after the target retirement date.

The following factors can significantly affect a fund's performance:

Asset Allocation Risk. A fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.

Investing in Other Funds. A fund bears all risks of investment strategies employed by the underlying funds. A fund does not control the investments of the underlying funds, which may have different investment objectives and may engage in investment strategies that a fund would not engage in directly. Aggregation of underlying fund holdings may result in indirect concentration of assets in a particular industry or group of industries, or in a single issuer, which may increase volatility.

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations, especially in foreign markets, can be dramatic over the short as well as long term, and different parts of the market, including different market sectors, and different types of equity securities can react differently to these developments. For example, stocks of companies in one sector can react differently from those in another, large cap stocks can react differently from small cap stocks, "growth" stocks can react differently from "value" stocks, and stocks selected using quantitative or technical analysis can react differently than stocks selected using fundamental analysis. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Floating Rate Loan Trading. The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans generally are subject to legal or contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. For example, if the credit quality of a floating rate loan unexpectedly declines significantly, secondary market trading in that floating rate loan can also decline for a period of time. During periods of infrequent trading, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss.

Interest Rate Changes. Debt securities, including money market securities, have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and certain types of securities, such as mortgage securities and the securities of issuers in the financial services sector, can be more sensitive to interest rate changes, meaning the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. Short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates. Securities with floating interest rates can be less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general. Securities whose payment at maturity is based on the movement of all or part of an index and inflation-protected debt securities may react differently from other types of debt securities.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations, and securities for which an entity located in a foreign country provides credit support or a maturity-shortening structure can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign exchange rates; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers or providers in, or foreign exchange rates with, a different country or region.

Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. In addition, from time to time, a small number of companies may represent a large portion of a single industry or a group of related industries as a whole, and these companies can be sensitive to adverse economic, regulatory, or financial developments.

The commodities industries can be significantly affected by the level and volatility of commodity prices; the rate of commodity consumption; world events including international monetary and political developments; import controls, export controls, and worldwide competition; exploration and production spending; and tax and other government regulations and economic conditions.

Companies in the financial services industries are highly dependent on the supply of short-term financing. The value of securities of issuers in the financial services industries can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The real estate industry is particularly sensitive to economic downturns. The value of securities of issuers in the real estate industry, including REITs, can be affected by changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, and the management skill and creditworthiness of the issuer. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT, and REITs may not have diversified holdings. Because REITs are pooled investment vehicles that have expenses of their own, the fund will indirectly bear its proportionate share of those expenses.

Subsidiary Risk. The investments held by the Subsidiary are generally similar to those that are permitted to be held by the underlying fund that invests in it and, therefore, the Subsidiary is subject to risks similar to those of such fund, including the risks associated with investing in derivatives and commodity-linked investing in general. Because the Subsidiary is organized under Cayman Islands law and is not registered under the Investment Company Act of 1940 (1940 Act), the Subsidiary is not subject to the investor protections of the 1940 Act. The underlying fund that invests in the Subsidiary relies on a private letter ruling received by other Fidelity® funds from the Internal Revenue Service with respect to its investment in the Subsidiary. Changes in U.S. or Cayman Islands laws could result in the inability of such fund and/or the Subsidiary to operate as described in this prospectus.

Prepayment. Many types of debt securities, including mortgage securities, inflation-protected debt securities, and floating rate loans, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment or when the credit quality of an issuer improves and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's credit quality or value and an issuer's or counterparty's ability to pay interest and principal when due. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes, and if the structure of a security fails to function as intended, the security could decline in value. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), including floating rate loans, and certain types of other securities tend to be particularly sensitive to these changes.

Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short as well as long periods of time or during periods of general or regional economic difficulty. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price, and often are considered to be speculative. The default rate for lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) is likely to be higher during economic recessions or periods of high interest rates.

Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, imperfect correlation between the underlying fund's securities and those in its index, timing differences associated with additions to and deletions from the index, and changes in the shares outstanding of the component securities. An underlying index fund may not be fully invested at times, either as a result of cash flows into the underlying fund or as a result of reserves of cash held by the underlying fund to meet redemptions. The use of sampling techniques or futures or other derivative positions may affect an underlying index fund's ability to achieve close correlation with its index. In addition, an underlying index fund may not be able to invest in certain securities in its index or invest in them in the exact proportions in which they are represented in the index due to regulatory restrictions.

Leverage Risk. Derivatives and forward-settling securities involve leverage because they can provide investment exposure in an amount exceeding the initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly. A small change in the underlying asset, instrument, or index can lead to a significant loss. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions. Forward-settling securities also involve the risk that a security will not be issued, delivered, or paid for when anticipated. Government legislation or regulation could affect the use of these transactions and could limit a fund's ability to pursue its investment strategies.

"Growth" Investing. "Growth" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Growth" stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, "growth" stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

"Value" Investing. "Value" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Value" stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

Inflation-Protected Debt Exposure. Inflation-protected debt securities tend to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation.

Small Cap Investing. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers and can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. Smaller issuers can have more limited product lines, markets, and financial resources.

Commodity-Linked Investing. The performance of commodities, commodity-linked swaps, futures, notes, and other commodity-related investments may depend on the performance of the overall commodities markets and on other factors that affect the value of commodities, including weather, political, tax, and other regulatory and market developments. Commodity-linked instruments may be leveraged. For example, the price of a three-times leveraged commodity-linked note may change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying index. Commodity-linked investments may be hybrid instruments that can have substantial risk of loss with respect to both principal and interest. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures, are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer's creditworthiness deteriorates. As a result, returns of commodity-linked investments may deviate significantly from the return of the underlying commodity, instruments, or measures.

In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect its performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The following is fundamental, that is, subject to change only by shareholder approval:

Fidelity Freedom® Income Fund seeks high current income and, as a secondary objective, capital appreciation.

Each of Fidelity Freedom® 2005 Fund, Fidelity Freedom® 2010 Fund, Fidelity Freedom® 2015 Fund, Fidelity Freedom® 2020 Fund, Fidelity Freedom® 2025 Fund, Fidelity Freedom® 2030 Fund, Fidelity Freedom® 2035 Fund, Fidelity Freedom® 2040 Fund, Fidelity Freedom® 2045 Fund, Fidelity Freedom® 2050 Fund, Fidelity Freedom® 2055 Fund, and Fidelity Freedom® 2060 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Valuing Shares

Each fund is open for business each day the NYSE is open.

NAV is the value of a single share. Fidelity normally calculates NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. Each fund's assets normally are valued as of this time for the purpose of computing NAV.

NAV is not calculated and a fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

NAV is calculated using the values of the underlying Fidelity® funds in which a fund invests. Shares of underlying Fidelity® funds are valued at their respective NAVs. For an explanation of the circumstances under which the underlying Fidelity® funds will use fair value pricing and the effects of using fair value pricing, see the underlying Fidelity® funds' prospectuses and SAIs.

To the extent that underlying Fidelity® fund assets are traded in other markets on days when a fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some underlying Fidelity® fund assets may not occur on days when a fund is open for business.

Shareholder Information

Additional Information about the Purchase and Sale of Shares

As used in this prospectus, the term "shares" generally refers to the shares offered through this prospectus.

General Information

Information on Fidelity

Fidelity Investments was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is one of the world's largest providers of financial services.

In addition to its mutual fund business, the company operates one of America's leading brokerage firms, Fidelity Brokerage Services LLC. Fidelity is also a leader in providing tax-advantaged retirement plans for individuals investing on their own or through their employer.

Ways to Invest

Subject to the purchase and sale requirements stated in this prospectus, you may buy or sell shares through a Fidelity® brokerage account or a Fidelity® mutual fund account. If you buy or sell shares (other than by exchange) through a Fidelity® brokerage account, your transactions generally involve your Fidelity® brokerage core (a settlement vehicle included as part of your Fidelity® brokerage account).

If you do not currently have a Fidelity® brokerage account or a Fidelity® mutual fund account and would like to invest in a fund, you may need to complete an application. For more information about a Fidelity® brokerage account or a Fidelity® mutual fund account, please visit Fidelity's web site at www.fidelity.com, call 1-800-FIDELITY, or visit a Fidelity Investor Center (call 1-800-544-9797 for the center nearest you).

You may also buy or sell shares through a retirement account (such as an IRA or an account funded through salary deduction) or an investment professional. Retirement specialists are available at 1-800-544-4774 to answer your questions about Fidelity® retirement products. If you buy or sell shares through a retirement account or an investment professional, the procedures for buying, selling, and exchanging shares and the account features, policies, and fees may differ from those discussed in this prospectus. Fees in addition to those discussed in this prospectus may apply. For example, you may be charged a transaction fee if you buy or sell shares through a non-Fidelity broker or other investment professional.

Information on Placing Orders

You should include the following information with any order:

  Your name
  Your account number
  Type of transaction requested
  Name(s) of fund(s) and class(es)
  Dollar amount or number of shares

Certain methods of contacting Fidelity may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted.

Frequent Purchases and Redemptions

A fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to a fund (such as brokerage commissions or spreads paid to dealers who sell money market instruments), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund's NAV.

Each fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive trading than those stated in this prospectus.

Excessive Trading Policy

The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Excessive trading activity in a fund is measured by the number of roundtrip transactions in a shareholder's account and each class of a multiple class fund is treated separately. A roundtrip transaction occurs when a shareholder sells fund shares (including exchanges) within 30 days of the purchase date.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity® funds within any rolling 12-month period will be blocked for at least 85 days from additional purchases or exchange purchases across all Fidelity® funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block. Repeat offenders may be subject to long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder's control at any time. In addition to enforcing these roundtrip limitations, the fund may in its discretion restrict, reject, or cancel any purchases or exchanges that, in the Adviser's opinion, may be disruptive to the management of the fund or otherwise not be in the fund's interests.

Exceptions

The following transactions are exempt from the fund's excessive trading policy described above: (i) transactions of $1,000 or less, (ii) systematic withdrawal and/or contribution programs, (iii) mandatory retirement distributions, and (iv) transactions initiated by a plan sponsor or sponsors of certain employee benefit plans or other related accounts. In addition, the fund's excessive trading policy does not apply to transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund of fund(s), or other strategy funds. A qualified fund of fund(s) is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the fund's excessive trading policies to shareholders at the fund of fund(s) level, or demonstrates that the fund of fund(s) has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the fund's Treasurer.

Omnibus Accounts

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers, and third-party administrators. Individual trades in omnibus accounts are often not disclosed to the fund, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts is likely to go undetected by the fund and may increase costs to the fund and disrupt its portfolio management.

Under policies adopted by the Board of Trustees, intermediaries will be permitted to apply the fund's excessive trading policy (described above), or their own excessive trading policy if approved by the Adviser. In these cases, the fund will typically not request or receive individual account data but will rely on the intermediary to monitor trading activity in good faith in accordance with its or the fund's policies. Reliance on intermediaries increases the risk that excessive trading may go undetected. For other intermediaries, the fund will generally monitor trading activity at the omnibus account level to attempt to identify disruptive trades. The fund may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the fund's policy to transactions that exceed thresholds established by the Board of Trustees. The fund may prohibit purchases of fund shares by an intermediary or by some or all of any intermediary's clients. There is no assurance that the Adviser will request data with sufficient frequency to detect or deter excessive trading in omnibus accounts effectively.

If you purchase or sell fund shares through a financial intermediary, you may wish to contact the intermediary to determine the policies applicable to your account.

Retirement Plans

For employer-sponsored retirement plans, only participant directed exchanges count toward the roundtrip limits. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

Qualified Wrap Programs

The fund will monitor aggregate trading activity of adviser transactions to attempt to identify excessive trading in qualified wrap programs, as defined below. Excessive trading by an adviser will lead to fund blocks and the wrap program will lose its qualified status. Transactions of an adviser will not be matched with client-directed transactions unless the wrap program ceases to be a qualified wrap program (but all client-directed transactions will be subject to the fund's excessive trading policy).

A qualified wrap program is: (i) a program whose adviser certifies that it has investment discretion over $100 million or more in client assets invested in mutual funds at the time of the certification, (ii) a program in which the adviser directs transactions in the accounts participating in the program in concert with changes in a model portfolio, and (iii) managed by an adviser who agrees to give the Adviser sufficient information to permit the Adviser to identify the individual accounts in the wrap program.

Other Information about the Excessive Trading Policy

The fund's Treasurer is authorized to suspend the fund's policies during periods of severe market turbulence or national emergency. The fund reserves the right to modify its policies at any time without prior notice.

The fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

As described in "Valuing Shares," the fund also uses fair value pricing to help reduce arbitrage opportunities available to short-term traders. There is no assurance that the fund's excessive trading policy will be effective, or will successfully detect or deter excessive or disruptive trading.

Buying Shares

Minimum Waivers

There is no minimum balance or purchase minimum for investments through Portfolio Advisory Services, a mutual fund or a qualified tuition program for which Fidelity serves as investment manager, certain Fidelity® retirement accounts funded through salary deduction, or fund positions opened with the proceeds of distributions from such retirement accounts or from a Fidelity® systematic withdrawal service. In addition, each fund may waive or lower purchase minimums in other circumstances.

Price to Buy

The price to buy one share is its NAV. Shares are sold without a sales charge.

Shares will be bought at the NAV next calculated after your investment is received in proper form.

Each fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the NAV next calculated after the order is received by the authorized intermediary.

Provided a fund receives an order to buy shares in proper form before the close of business, the fund may place an order to buy shares of an underlying Fidelity® fund after the close of business, pursuant to a pre-determined allocation, and receive that day's NAV.

Shares are generally available only to investors residing in the United States.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

If your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.

Certain financial institutions that have entered into sales agreements with FDC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when fund shares are priced on the following business day. If payment is not received by that time, the order will be canceled and the financial institution could be held liable for resulting fees or losses.

Under applicable anti-money laundering rules and other regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Selling Shares

The price to sell one share is its NAV.

Shares will be sold at the NAV next calculated after an order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect a fund.

Each fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the NAV next calculated after the order is received by the authorized intermediary.

Provided a fund receives an order to sell shares in proper form before the close of business, the fund may place an order to sell shares of an underlying Fidelity® fund after the close of business, pursuant to a pre-determined allocation, and receive that day's NAV.

A signature guarantee is designed to protect you and Fidelity from fraud. If you hold your shares in a Fidelity® mutual fund account and submit your request to Fidelity by mail, Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  When you wish to sell more than $100,000 worth of shares.
  When the address on your account (record address) has changed within the last 15 days or you are requesting that a check be mailed to an address different than the record address.
  When you are requesting that redemption proceeds be paid to someone other than the account owner.
  In certain situations when the redemption proceeds are being transferred to a Fidelity® mutual fund account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker (including Fidelity® Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

  If you are selling some but not all of your shares, keep your fund balance above the required minimum to keep your fund position open, except fund positions not subject to balance minimums.
  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if the Adviser determines it is in the best interests of a fund.
  You will not receive interest on amounts represented by uncashed redemption checks.
  If you hold your shares in a Fidelity® mutual fund account and your redemption check remains uncashed for six months, the check may be invested in additional shares at the NAV next calculated on the day of the investment.
  Under applicable anti-money laundering rules and other regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

To sell shares issued with certificates, call Fidelity for instructions. The funds do not currently issue share certificates.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a shareholder, you have the privilege of exchanging shares for shares of other Fidelity® funds including each of the underlying Fidelity® funds.

However, you should note the following policies and restrictions governing exchanges:

  The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.
  Each fund may refuse any exchange purchase for any reason. For example, each fund may refuse exchange purchases by any person or group if, in the Adviser's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  Before any exchange, read the prospectus for the shares you are purchasing, including any purchase and sale requirements.
  The shares you are acquiring by exchange must be available for sale in your state.
  Exchanges may have tax consequences for you.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
  Under applicable anti-money laundering rules and other regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The funds may terminate or modify exchange privileges in the future.

Other funds may have different exchange restrictions and minimums, and may impose redemption fees of up to 2.00% of the amount exchanged. Check each fund's prospectus for details.

Features and Policies

Features

The following features may be available to buy and sell shares of a fund or to move money to and from your account, depending on whether you are investing through a Fidelity® brokerage account or a Fidelity® mutual fund account. Please visit Fidelity's web site at www.fidelity.com or call 1-800-544-6666 for more information.

Electronic Funds Transfer: electronic money movement through the Automated Clearing House

  To transfer money between a bank account and a Fidelity® brokerage account or Fidelity® mutual fund account.
  You can use electronic funds transfer to:
    Make periodic (automatic) purchases of Fidelity® fund shares or payments to your Fidelity® brokerage account.
    Make periodic (automatic) redemptions of Fidelity® fund shares or withdrawals from your Fidelity® brokerage account.

Wire: electronic money movement through the Federal Reserve wire system

  To transfer money between a bank account and a Fidelity® brokerage account or Fidelity® mutual fund account.

Automatic Transactions: periodic (automatic) transactions

  To directly deposit all or a portion of your compensation from your employer (or the U.S. Government, in the case of Social Security) into a Fidelity® brokerage account or Fidelity® mutual fund account.
  To make contributions from a Fidelity® mutual fund account to a Fidelity® mutual fund IRA.
  To sell shares of a Fidelity® money market fund and simultaneously to buy shares of another Fidelity® fund in a Fidelity® mutual fund account.

Policies

The following policies apply to you as a shareholder.

Combination with Fidelity Freedom® Income Fund. Each fund may be combined with Fidelity Freedom® Income Fund, without a vote of shareholders, if the funds' Board of Trustees determines at the time of the proposed combination that combining the funds is in the best interests of the funds and their shareholders. Prior to a combination, Fidelity will notify shareholders of a fund of the combination and any tax consequences.

Statements that Fidelity sends to you include the following:

  Confirmation statements (after transactions affecting your fund balance except, to the extent applicable, reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).
  Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).

Current regulations allow Fidelity to send a single copy of shareholder documents for Fidelity® funds, such as prospectuses, annual and semiannual reports, and proxy materials, to certain mutual fund customers whom we believe are members of the same family who share the same address. We will not send multiple copies of these documents to you and members of your family who share the same address. Instead, we will send only a single copy of these documents. This will continue for as long as you are a shareholder, unless you notify us otherwise. If at any time you choose to receive individual copies of any documents, please call 1-800-544-8544. We will begin sending individual copies to you within 30 days of receiving your call.

Electronic copies of most financial reports and prospectuses are available at Fidelity's web site. To participate in Fidelity's electronic delivery program, call Fidelity or visit Fidelity's web site for more information.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations. In addition, each fund reserves the right to involuntarily redeem an account in the case of: (i) actual or suspected threatening conduct or actual or suspected fraudulent, illegal or suspicious activity by the account owner or any other individual associated with the account; or (ii) the failure of the account owner to provide information to the funds related to opening the accounts. Your shares will be sold at the NAV minus, if applicable, any short-term redemption fee, calculated on the day Fidelity closes your fund position.

Fidelity may deduct a small balance maintenance fee of $12.00 from a fund balance with a value of less than $2,000 in shares. It is expected that fund balances will be valued after November 1 but prior to December 31 of each calendar year. Fund positions opened after September 30 will not be subject to the fee for that calendar year. The fee, which is payable to Fidelity, is designed to offset in part the relatively higher costs of servicing smaller fund positions. This fee will not be deducted from fund positions opened after January 1 of that calendar year if those positions use certain regular investment plans.

If your fund balance falls below $2,000 worth of shares ($500 for fund balances in Fidelity® Simplified Employee Pension-IRA, Keogh, and Investment Only Retirement accounts) for any reason, including solely due to declines in NAV, and you do not increase your balance, Fidelity may sell all of your shares and send the proceeds to you after providing you with at least 30 days' notice to reestablish the minimum balance. Your shares will be sold at the NAV on the day Fidelity closes your fund position. Certain fund positions are not subject to these balance requirements and will not be closed for failure to maintain a minimum balance.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

Each fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Each fund (except Fidelity Freedom® Income Fund) normally pays dividends and capital gain distributions in May and December.

Fidelity Freedom® Income Fund normally pays dividends monthly (except January) and pays capital gain distributions in May and December.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available:

1. Reinvestment Option.  Any dividends and capital gain distributions will be automatically reinvested in additional shares. If you do not indicate a choice on your application, you will be assigned this option.

2. Income-Earned Option.  Any capital gain distributions will be automatically reinvested in additional shares. Any dividends will be paid in cash.

3. Cash Option.  Any dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option.  Any dividends will be automatically invested in shares of another identically registered Fidelity® fund. Any capital gain distributions will be automatically invested in shares of another identically registered Fidelity® fund, automatically reinvested in additional shares of the fund, or paid in cash.

Not all distribution options may be available for every account and certain restrictions may apply. If the distribution option you prefer is not listed on your account application, or if you want to change your current distribution option, visit Fidelity's web site at www.fidelity.com or call 1-800-544-6666 for more information.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

If your dividend check(s) remains uncashed for six months, your check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.

Tax Consequences

As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Taxes on Distributions  Distributions you receive from each fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain of each fund's distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of each fund's distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option.

Taxes on Transactions

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in a fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

Adviser

FMRC. The Adviser is each fund's manager. The address of the Adviser is 245 Summer Street, Boston, Massachusetts 02210.

The Adviser began managing the funds on October 1, 2015. Prior to such date, the funds were managed by Strategic Advisers, Inc., an affiliated investment adviser.

As of December 31, 2015, the Adviser had approximately $1.1 trillion in discretionary assets under management, and approximately $2.04 trillion when combined with all of its affiliates' assets under management.

As the manager, the Adviser administers the asset allocation program for each fund.

FMR is responsible for handling the business affairs for each fund.

Portfolio Manager(s)

Andrew Dierdorf is co-manager of each fund, which he has managed (other than Fidelity Freedom® 2060 Fund) since June 2011. He has managed Fidelity Freedom® 2060 Fund since August 2014. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Dierdorf has worked as a portfolio manager.

Brett Sumsion is co-manager of each fund, which he has managed (other than Fidelity Freedom® 2060 Fund) since January 2014. He has managed Fidelity Freedom® 2060 Fund since August 2014. He also manages other funds. Prior to joining Fidelity Investments in 2014 as a portfolio manager, Mr. Sumsion worked as a managing director of asset allocation at DuPont Capital Management, Inc. from 2008 to 2013.

The SAI provides additional information about the compensation of, any other accounts managed by, and any fund shares held by the portfolio managers.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity® fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity® fund.

Advisory Fee(s)

Each fund does not pay a management fee to the Adviser.

FMR receives no fee for handling the business affairs for each fund and pays the expenses of each fund with limited exceptions.

The basis for the Board of Trustees approving the management contract for each fund is available in each fund's semi-annual report for the fiscal period ended September 30, 2015.

From time to time, the Adviser or its affiliates may agree to reimburse or waive certain fund expenses while retaining the ability to be repaid if expenses fall below the specified limit prior to the end of the fiscal year.

Reimbursement or waiver arrangements can decrease expenses and boost performance.

Fund Distribution

FDC distributes each fund's shares.

Intermediaries may receive from the Adviser, FDC, and/or their affiliates compensation for providing recordkeeping and administrative services, as well as other retirement plan expenses, and compensation for services intended to result in the sale of fund shares. These payments are described in more detail in this section and in the SAI.

Each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act that recognizes that the Adviser or FMR may use its past profits or its resources from any other source to pay FDC for expenses incurred in connection with providing services intended to result in the sale of fund shares and/or shareholder support services. The Adviser or FMR, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments.

Please speak with your investment professional to learn more about any payments his or her firm may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

If payments made by the Adviser or FMR to FDC or to intermediaries under a Distribution and Service Plan were considered to be paid out of a fund's assets on an ongoing basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.

From time to time, FDC may offer special promotional programs to investors who purchase shares of Fidelity® funds. For example, FDC may offer merchandise, discounts, vouchers, or similar items to investors who purchase shares of certain Fidelity® funds during certain periods. To determine if you qualify for any such programs, contact Fidelity or visit our web site at www.fidelity.com.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

Appendix

Financial Highlights

Financial Highlights are intended to help you understand the financial history of fund shares for the past 5 years (or, if shorter, the period of operations). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in shares (assuming reinvestment of all dividends and distributions). The annual information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with fund financial statements, is included in the annual report. Annual reports are available for free upon request.

Financial Highlights — Fidelity Freedom Income Fund

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.75	$11.86	$11.91	$11.60	$11.48
Income from Investment Operations
Net investment income (loss)A	.21	.21	.16	.15	.18
Net realized and unrealized gain (loss)	(.27)	.28	.30	.40	.21
Total from investment operations	(.06)	.49	.46	.55	.39
Distributions from net investment income	(.21)	(.20)	(.16)	(.16)	(.19)
Distributions from net realized gain	(.22)	(.40)	(.35)	(.08)	(.08)
Total distributions	(.43)	(.60)	(.51)	(.24)	(.27)
Net asset value, end of period	$11.26	$11.75	$11.86	$11.91	$11.60
Total ReturnB	(.45)%	4.31%	3.95%	4.79%	3.47%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.86%	1.77%	1.37%	1.32%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$2,184,994	$2,483,848	$1,935,210	$2,191,666	$2,383,705
Portfolio turnover rateC	20%	26%F	31%	14%	20%

A  Calculated based on average shares outstanding during the period.

B  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C  Amounts do not include the activity of the Underlying Funds.

D  Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

E  Amount represents less than .005%.

F  The portfolio turnover rate does not include the assets acquired in the merger.

Financial Highlights — Fidelity Freedom 2005 Fund

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.24	$12.01	$11.53	$11.11	$11.13
Income from Investment Operations
Net investment income (loss)A	.22	.22	.16	.15	.17
Net realized and unrealized gain (loss)	(.34)	.40	.58	.51	.12
Total from investment operations	(.12)	.62	.74	.66	.29
Distributions from net investment income	(.22)	(.23)	(.15)	(.17)	(.18)
Distributions from net realized gain	(.23)	(.17)	(.10)	(.07)	(.13)
Total distributions	(.46)B	(.39)C	(.26)D	(.24)	(.31)
Net asset value, end of period	$11.66	$12.24	$12.01	$11.53	$11.11
Total ReturnE	(1.01)%	5.26%	6.43%	5.99%	2.76%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.87%	1.79%	1.38%	1.38%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$580,726	$639,723	$668,987	$704,183	$797,849
Portfolio turnover rateF	22%	23%	44%	22%	29%

A  Calculated based on average shares outstanding during the period.

B  Total distributions of $.46 per share is comprised of distributions from net investment income of $.223 and distributions from net realized gain of $.234 per share.

C  Total distributions of $.39 per share is comprised of distributions from net investment income of $.225 and distributions from net realized gain of $.168 per share.

D  Total distributions of $.26 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.103 per share.

E  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F  Amounts do not include the activity of the Underlying Funds.

G  Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

H  Amount represents less than .005%.

Financial Highlights — Fidelity Freedom 2010 Fund

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$15.75	$15.51	$14.67	$13.99	$14.05
Income from Investment Operations
Net investment income (loss)A	.28	.28	.22	.22	.23
Net realized and unrealized gain (loss)	(.50)	.62	.99	.80	.17
Total from investment operations	(.22)	.90	1.21	1.02	.40
Distributions from net investment income	(.29)	(.29)	(.21)	(.24)	(.26)
Distributions from net realized gain	(.49)	(.36)	(.16)	(.10)	(.20)
Total distributions	(.78)	(.66)B	(.37)	(.34)	(.46)
Net asset value, end of period	$14.75	$15.75	$15.51	$14.67	$13.99
Total ReturnC	(1.42)%	5.91%	8.31%	7.43%	3.01%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.86%	1.81%	1.43%	1.54%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$4,271,151	$4,940,590	$5,419,921	$5,879,292	$7,060,086
Portfolio turnover rateD	17%	18%	35%	19%	18%

A  Calculated based on average shares outstanding during the period.

B  Total distributions of $.66 per share is comprised of distributions from net investment income of $.294 and distributions from net realized gain of $.361 per share.

C  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D  Amounts do not include the activity of the Underlying Funds.

E  Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

F  Amount represents less than .005%.

Financial Highlights — Fidelity Freedom 2015 Fund

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.92	$12.91	$12.28	$11.69	$11.74
Income from Investment Operations
Net investment income (loss)A	.23	.23	.18	.18	.20
Net realized and unrealized gain (loss)	(.46)	.57	.91	.69	.12
Total from investment operations	(.23)	.80	1.09	.87	.32
Distributions from net investment income	(.23)	(.25)	(.18)	(.20)	(.21)
Distributions from net realized gain	(.43)	(.54)	(.28)	(.08)	(.16)
Total distributions	(.66)	(.79)	(.46)	(.28)	(.37)
Net asset value, end of period	$12.03	$12.92	$12.91	$12.28	$11.69
Total ReturnB	(1.83)%	6.42%	8.95%	7.60%	2.95%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.87%	1.83%	1.47%	1.57%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$5,354,142	$6,056,161	$6,388,485	$6,507,169	$7,255,215
Portfolio turnover rateC	17%	18%	39%	23%	24%

A  Calculated based on average shares outstanding during the period.

B  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C  Amounts do not include the activity of the Underlying Funds.

D  Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

E  Amount represents less than .005%.

Financial Highlights — Fidelity Freedom 2020 Fund

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$15.76	$15.81	$14.94	$14.16	$14.33
Income from Investment Operations
Net investment income (loss)A	.28	.28	.23	.24	.24
Net realized and unrealized gain (loss)	(.60)	.73	1.22	.89	.08
Total from investment operations	(.32)	1.01	1.45	1.13	.32
Distributions from net investment income	(.28)	(.29)	(.23)	(.25)	(.26)
Distributions from net realized gain	(.53)	(.77)	(.36)	(.10)	(.22)
Total distributions	(.81)	(1.06)	(.58)B	(.35)	(.49)C
Net asset value, end of period	$14.63	$15.76	$15.81	$14.94	$14.16
Total ReturnD	(2.10)%	6.71%	9.83%	8.12%	2.45%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.83%	1.83%	1.49%	1.65%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$11,732,980	$12,868,898	$13,343,983	$13,579,950	$15,423,976
Portfolio turnover rateE	17%	17%	39%	25%	24%

A  Calculated based on average shares outstanding during the period.

B  Total distributions of $.58 per share is comprised of distributions from net investment income of $.228 and distributions from net realized gain of $.356 per share.

C  Total distributions of $.49 per share is comprised of distributions from net investment income of $.264 and distributions from net realized gain of $.222 per share.

D  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E  Amounts do not include the activity of the Underlying Funds.

F  Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

G  Amount represents less than .005%.

Financial Highlights — Fidelity Freedom 2025 Fund

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.51	$13.49	$12.58	$11.81	$12.02
Income from Investment Operations
Net investment income (loss)A	.22	.24	.20	.21	.20
Net realized and unrealized gain (loss)	(.54)	.69	1.30	.84	–
Total from investment operations	(.32)	.93	1.50	1.05	.20
Distributions from net investment income	(.23)	(.25)	(.20)	(.22)	(.22)
Distributions from net realized gain	(.47)	(.66)	(.39)	(.06)	(.19)
Total distributions	(.70)	(.91)	(.59)	(.28)	(.41)
Net asset value, end of period	$12.49	$13.51	$13.49	$12.58	$11.81
Total ReturnB	(2.50)%	7.23%	12.08%	9.03%	1.93%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.75%	1.81%	1.53%	1.73%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$8,717,568	$9,054,681	$8,865,153	$8,229,885	$8,598,936
Portfolio turnover rateC	17%	19%	46%	31%	28%

A  Calculated based on average shares outstanding during the period.

B  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C  Amounts do not include the activity of the Underlying Funds.

D  Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

E  Amount represents less than .005%.

Financial Highlights — Fidelity Freedom 2030 Fund

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$16.62	$16.47	$15.02	$14.07	$14.40
Income from Investment Operations
Net investment income (loss)A	.25	.27	.24	.25	.24
Net realized and unrealized gain (loss)	(.75)	.95	1.71	1.04	(.07)
Total from investment operations	(.50)	1.22	1.95	1.29	.17
Distributions from net investment income	(.26)	(.28)	(.25)	(.27)	(.26)
Distributions from net realized gain	(.67)	(.79)	(.25)	(.07)	(.24)
Total distributions	(.92)B	(1.07)	(.50)	(.34)	(.50)
Net asset value, end of period	$15.20	$16.62	$16.47	$15.02	$14.07
Total ReturnC	(3.17)%	7.76%	13.08%	9.30%	1.48%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.59%	1.68%	1.50%	1.77%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$10,150,137	$10,883,658	$10,933,549	$10,636,397	$11,654,912
Portfolio turnover rateD	16%	17%	54%	29%	26%

A  Calculated based on average shares outstanding during the period.

B  Total distributions of $.92 per share is comprised of distributions from net investment income of $.257 and distributions from net realized gain of $.665 per share.

C  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D  Amounts do not include the activity of the Underlying Funds.

E  Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

F  Amount represents less than .005%.

Financial Highlights — Fidelity Freedom 2035 Fund

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.67	$13.62	$12.57	$11.68	$12.04
Income from Investment Operations
Net investment income (loss)A	.19	.22	.18	.20	.18
Net realized and unrealized gain (loss)	(.65)	.80	1.63	.93	(.14)
Total from investment operations	(.46)	1.02	1.81	1.13	.04
Distributions from net investment income	(.20)	(.23)	(.19)	(.21)	(.19)
Distributions from net realized gain	(.55)	(.75)	(.57)	(.03)	(.21)
Total distributions	(.75)	(.97)B	(.76)	(.24)	(.40)
Net asset value, end of period	$12.46	$13.67	$13.62	$12.57	$11.68
Total ReturnC	(3.59)%	7.90%	14.76%	9.85%	.63%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.48%	1.62%	1.42%	1.70%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$5,961,088	$6,289,345	$6,183,144	$5,648,531	$5,857,392
Portfolio turnover rateD	15%	18%	54%	36%	30%

A  Calculated based on average shares outstanding during the period.

B  Total distributions of $.97 per share is comprised of distributions from net investment income of $.226 and distributions from net realized gain of $.746 per share.

C  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D  Amounts do not include the activity of the Underlying Funds.

E  Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

F  Amount represents less than .005%.

Financial Highlights — Fidelity Freedom 2040 Fund

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$9.63	$9.62	$8.78	$8.15	$8.41
Income from Investment Operations
Net investment income (loss)A	.13	.15	.13	.14	.12
Net realized and unrealized gain (loss)	(.46)	.57	1.17	.66	(.10)
Total from investment operations	(.33)	.72	1.30	.80	.02
Distributions from net investment income	(.14)	(.16)	(.13)	(.15)	(.13)
Distributions from net realized gain	(.41)	(.55)	(.33)	(.02)	(.15)
Total distributions	(.55)	(.71)	(.46)	(.17)	(.28)
Net asset value, end of period	$8.75	$9.63	$9.62	$8.78	$8.15
Total ReturnB	(3.62)%	7.86%	15.08%	9.94%	.58%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.47%	1.61%	1.40%	1.70%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$6,388,566	$6,901,191	$7,016,128	$6,758,570	$7,293,065
Portfolio turnover rateC	16%	17%	49%	33%	27%

A  Calculated based on average shares outstanding during the period.

B  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C  Amounts do not include the activity of the Underlying Funds.

D  Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

E  Amount represents less than .005%.

Financial Highlights — Fidelity Freedom 2045 Fund

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.84	$11.09	$10.42	$9.65	$9.98
Income from Investment Operations
Net investment income (loss)A	.15	.17	.15	.17	.15
Net realized and unrealized gain (loss)	(.52)	.64	1.39	.79	(.15)
Total from investment operations	(.37)	.81	1.54	.96	–
Distributions from net investment income	(.16)	(.18)	(.15)	(.17)	(.15)
Distributions from net realized gain	(.43)	(.89)	(.72)	(.02)	(.17)
Total distributions	(.58)B	(1.06)C	(.87)	(.19)	(.33)D
Net asset value, end of period	$9.89	$10.84	$11.09	$10.42	$9.65
Total ReturnE	(3.59)%	7.93%	15.38%	10.14%	.29%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.48%	1.62%	1.42%	1.75%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$2,912,972	$2,993,926	$2,885,106	$2,480,465	$2,432,828
Portfolio turnover rateF	17%	21%	53%	45%	40%

A  Calculated based on average shares outstanding during the period.

B  Total distributions of $.58 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.427 per share.

C  Total distributions of $1.06 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.886 per share.

D  Total distributions of $.33 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.174 per share.

E  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F  Amounts do not include the activity of the Underlying Funds.

G  Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

H  Amount represents less than .005%.

Financial Highlights — Fidelity Freedom 2050 Fund

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.90	$11.15	$10.28	$9.51	$9.88
Income from Investment Operations
Net investment income (loss)A	.15	.17	.15	.16	.14
Net realized and unrealized gain (loss)	(.52)	.65	1.41	.79	(.19)
Total from investment operations	(.37)	.82	1.56	.95	(.05)
Distributions from net investment income	(.16)	(.18)	(.15)	(.17)	(.14)
Distributions from net realized gain	(.44)	(.89)	(.54)	(.02)	(.18)
Total distributions	(.60)	(1.07)	(.69)	(.18)B	(.32)
Net asset value, end of period	$9.93	$10.90	$11.15	$10.28	$9.51
Total ReturnC	(3.65)%	7.91%	15.53%	10.18%	(.17)%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.49%	1.62%	1.41%	1.71%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$2,363,381	$2,375,308	$2,297,832	$2,069,745	$2,066,305
Portfolio turnover rateD	17%	23%	57%	44%	41%

A  Calculated based on average shares outstanding during the period.

B  Total distributions of $.18 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $.016 per share.

C  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D  Amounts do not include the activity of the Underlying Funds.

E  Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

F  Amount represents less than .005%.

Financial Highlights — Fidelity Freedom 2055 Fund

Years ended March 31,	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$12.06	$11.73	$10.56	$9.77	$10.00
Income from Investment Operations
Net investment income (loss)B	.17	.19	.16	.20	.13
Net realized and unrealized gain (loss)	(.59)	.72	1.51	.80	(.12)
Total from investment operations	(.42)	.91	1.67	1.00	.01
Distributions from net investment income	(.17)	(.18)	(.14)	(.14)	(.11)
Distributions from net realized gain	(.39)	(.39)	(.36)	(.06)	(.13)
Total distributions	(.56)	(.58)C	(.50)	(.21)D	(.24)
Net asset value, end of period	$11.08	$12.06	$11.73	$10.56	$9.77
Total ReturnE,F	(3.69)%	7.98%	16.00%	10.39%	.32%
Ratios to Average Net AssetsG,H
Expenses before reductionsI	-%	-%	-%	-%	- %J
Expenses net of fee waivers, if any	-%	-%	-%	-%	- %J
Expenses net of all reductions	-%	-%	-%	-%	- %J
Net investment income (loss)	1.51%	1.64%	1.40%	1.99%	1.69%J
Supplemental Data
Net assets, end of period (000 omitted)	$649,621	$527,231	$350,647	$155,142	$20,978
Portfolio turnover rateG	20%	21%	47%	45%	8%J

A  For the period June 1, 2011 (commencement of operations) to March 31, 2012.

B  Calculated based on average shares outstanding during the period.

C  Total distributions of $.58 per share is comprised of distributions from net investment income of $.184 and distributions from net realized gain of $.394 per share.

D  Total distributions of $.21 per share is comprised of distributions from net investment income of $.141and distributions from net realized gain of $.064 per share.

E  Total returns for periods of less than one year are not annualized.

F  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G  Amounts do not include the activity of the Underlying Funds.

H  Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursement or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

I  Amount represents less than .005%.

J  Annualized

Financial Highlights — Fidelity Freedom 2060 Fund

Years ended March 31,	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.45	$10.00
Income from Investment Operations
Net investment income (loss)B	.16	.10
Net realized and unrealized gain (loss)	(.53)	.52
Total from investment operations	(.37)	.62
Distributions from net investment income	(.12)	(.10)
Distributions from net realized gain	(.17)	(.07)
Total distributions	(.30)C	(.17)
Net asset value, end of period	$9.78	$10.45
Total ReturnD,E	(3.67)%	6.22%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	-%	- %I
Expenses net of fee waivers, if any	-%	- %I
Expenses net of all reductions	-%	- %I
Net investment income (loss)	1.67%	1.54%I
Supplemental Data
Net assets, end of period (000 omitted)	$47,019	$8,968
Portfolio turnover rateF	31%	28%I

A  For the period August 5, 2014 (commencement of operations) to March 31, 2015.

B  Calculated based on average shares outstanding during the period.

C  Total distributions of $.30 per share is comprised of distributions from net investment income of $.121 and distributions from net realized gain of $.174 per share.

D  Total returns for periods of less than one year are not annualized.

E  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F  Amounts do not include the activity of the Underlying Funds.

G  Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

H  Amount represents less than .005%.

I  Annualized

Additional Index Information

Each of Fidelity Freedom Income Composite Index℠, Fidelity Freedom 2005 Composite Index℠, Fidelity Freedom 2010 Composite Index℠, Fidelity Freedom 2015 Composite Index℠, Fidelity Freedom 2020 Composite Index℠, Fidelity Freedom 2025 Composite Index℠, Fidelity Freedom 2030 Composite Index℠, Fidelity Freedom 2035 Composite Index℠, Fidelity Freedom 2040 Composite Index℠, Fidelity Freedom 2045 Composite Index℠, Fidelity Freedom 2050 Composite Index℠, Fidelity Freedom 2055 Composite Index℠, and Fidelity Freedom 2060 Composite Index℠ is a customized blend of the following unmanaged indexes: Dow Jones U.S. Total Stock Market Index℠; MSCI ACWI (All Country World Index) ex USA Index; Barclays® U.S. Aggregate Bond Index; and Barclays® U.S. 3 Month Treasury Bellwether Index. The composition differed in periods prior to January 1, 2014. The index weightings are adjusted monthly to reflect the fund's changing asset allocations.

Barclays® U.S. Aggregate Bond Index is a broad-based, market-value-weighted benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. Sectors in the index include Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

S&P 500® Index is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account:  When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals:  When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the funds. A description of each fund's policies and procedures for disclosing its holdings is available in the funds' SAI and on Fidelity's web sites. The SAI also includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports also include additional information. Each fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-800-544-8544. In addition, you may visit Fidelity's web site at www.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-06440

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity Freedom, Fidelity Investments & Pyramid Design, Fidelity, FAST, and Directed Dividends are registered service marks of FMR LLC. © 2016 FMR LLC. All rights reserved.

Fidelity Freedom Income Composite Index, Fidelity Freedom 2005 Composite Index, Fidelity Freedom 2010 Composite Index, Fidelity Freedom 2015 Composite Index, Fidelity Freedom 2020 Composite Index, Fidelity Freedom 2025 Composite Index, Fidelity Freedom 2030 Composite Index, Fidelity Freedom 2035 Composite Index, Fidelity Freedom 2040 Composite Index, Fidelity Freedom 2045 Composite Index, Fidelity Freedom 2050 Composite Index, Fidelity Freedom 2055 Composite Index, and Fidelity Freedom 2060 Composite Index are service marks of FMR LLC.

Any third-party marks that may appear above are the marks of their respective owners.

1.702545.120	FF-PRO-0516

Fidelity Freedom® Index Funds

Fund/Class	Class W
Fidelity Freedom® Index Income Fund	FFGZX
Fidelity Freedom® Index 2005 Fund	FFGFX
Fidelity Freedom® Index 2010 Fund	FFWTX
Fidelity Freedom® Index 2015 Fund	FIWFX
Fidelity Freedom® Index 2020 Fund	FIWTX
Fidelity Freedom® Index 2025 Fund	FFEDX
Fidelity Freedom® Index 2030 Fund	FFEGX
Fidelity Freedom® Index 2035 Fund	FFEZX
Fidelity Freedom® Index 2040 Fund	FFIZX
Fidelity Freedom® Index 2045 Fund	FFOLX
Fidelity Freedom® Index 2050 Fund	FFOPX
Fidelity Freedom® Index 2055 Fund	FFLDX
Fidelity Freedom® Index 2060 Fund	FFLEX

Funds of Fidelity Aberdeen Street Trust

STATEMENT OF ADDITIONAL INFORMATION

May 28, 2016

This statement of additional information (SAI) is not a prospectus. Portions of each fund's annual report are incorporated herein. The annual report is supplied with this SAI.

To obtain a free additional copy of the prospectus or SAI, dated May 28, 2016, or an annual report, please call Fidelity at 1-800-835-5092 or visit Fidelity’s web site at www.401k.com.

FRX-CW-PTB-0516
1.9865232.102

245 Summer Street, Boston, MA 02210

INVESTMENT POLICIES AND LIMITATIONS
SPECIAL GEOGRAPHIC CONSIDERATIONS
PORTFOLIO TRANSACTIONS
VALUATION
BUYING, SELLING, AND EXCHANGING INFORMATION
DESCRIPTION OF UNDERLYING FIDELITY® FUNDS
DISTRIBUTIONS AND TAXES
TRUSTEES AND OFFICERS
CONTROL OF INVESTMENT ADVISER
MANAGEMENT CONTRACTS
PROXY VOTING GUIDELINES
DISTRIBUTION SERVICES
TRANSFER AND SERVICE AGENT AGREEMENTS
DESCRIPTION OF THE TRUST
FUND HOLDINGS INFORMATION
FINANCIAL STATEMENTS
APPENDIX

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.

A fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

The following are each fund's fundamental investment limitations set forth in their entirety.

Diversification

For each fund:

The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

Senior Securities

For each fund:

The fund may not issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940.

Borrowing

For each fund:

The fund may not borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

Underwriting

For each fund:

The fund may not underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

Concentration

For each fund:

The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry (provided that investments in other investment companies shall not be considered an investment in any particular industry for purposes of this investment limitation).

For purposes of the fund's concentration limitation discussed above, with respect to any investment in repurchase agreements collateralized by U.S. Government securities, FMR Co., Inc. (FMRC) looks through to the U.S. Government securities.

Real Estate

For each fund:

The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

Commodities

For each fund:

The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

Loans

For each fund:

The fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

The following investment limitations are not fundamental and may be changed without shareholder approval.

Short Sales

For each fund:

The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

Margin Purchases

For each fund:

The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

Borrowing

For each fund:

The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of the fundamental borrowing investment limitation).

Illiquid Securities

For each fund:

The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

For purposes of each fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Loans

For each fund:

The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

In addition to each fund's fundamental and non-fundamental investment limitations discussed above:

For a fund's limitations on futures and options transactions, see "Investment Policies and Limitations - Futures, Options, and Swaps."

Notwithstanding the foregoing investment limitations, the underlying Fidelity® funds in which a fund may invest have adopted certain investment limitations that may be more or less restrictive than those listed above, thereby permitting a fund to engage indirectly in investment strategies that are prohibited under the investment limitations listed above. The investment limitations of each underlying Fidelity® fund are set forth in its SAI.

In accordance with its investment program as set forth in the prospectus, each fund may invest more than 25% of its assets in any one underlying Fidelity® fund. Although each fund does not intend to concentrate its investments in a particular industry, a fund may indirectly concentrate in a particular industry or group of industries through its investments in one or more underlying Fidelity® funds.

The following pages contain more detailed information about types of instruments in which a fund may invest, techniques a fund's adviser may employ in pursuit of the fund's investment objective, and a summary of related risks. A fund's adviser may not buy all of these instruments or use all of these techniques unless it believes that doing so will help the fund achieve its goal. However, a fund's adviser is not required to buy any particular instrument or use any particular technique even if to do so might benefit the fund.

Each Fidelity Freedom® Index Fund may have exposure to instruments, techniques, and risks either directly or indirectly through an investment in an underlying fund. An underlying fund may invest in the same or other types of instruments and its adviser (or a sub-adviser) may employ the same or other types of techniques. Each Fidelity Freedom® Index Fund's performance will be affected by the instruments, techniques, and risks associated with an underlying fund, in proportion to the amount of assets that the fund allocates to that underlying fund.

On the following pages in this section titled "Investment Policies and Limitations," except as otherwise indicated, references to "a fund" or "the fund" may relate to the Fidelity Freedom® Index Funds or an underlying fund in which a Fidelity Freedom® Index Fund invests, and references to "an adviser" or "the adviser" may relate to FMRC (or its affiliates) or an adviser (or sub-adviser) of an underlying fund.

Affiliated Bank Transactions.  A Fidelity® fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.

Asset-Backed Securities  represent interests in pools of mortgages, loans, receivables, or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. In addition, these securities may be subject to prepayment risk.

Borrowing.  If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

Cash Management.  A fund may hold uninvested cash or may invest it in cash equivalents such as money market securities, repurchase agreements, or shares of short-term bond or money market funds, including (for Fidelity® funds and other advisory clients only) shares of Fidelity® central funds. Generally, these securities offer less potential for gains than other types of securities.

Central Funds  are special types of investment vehicles created by Fidelity for use by the Fidelity® funds and other advisory clients. Central funds are used to invest in particular security types or investment disciplines, or for cash management. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but do not pay additional management fees. The investment results of the portions of a Fidelity® fund's assets invested in the central funds will be based upon the investment results of those funds.

Commodity Futures Trading Commission (CFTC) Notice of Exclusion.  The trust, on behalf of the Fidelity® funds to which this SAI relates, has filed with the National Futures Association a notice claiming an exclusion from the definition of the term "commodity pool operator" (CPO) under the Commodity Exchange Act, as amended, and the rules of the CFTC promulgated thereunder, with respect to each fund's operation. Accordingly, neither a fund nor its adviser is subject to registration or regulation as a commodity pool or a CPO. However, the CFTC has adopted certain rule amendments that significantly affect the continued availability of this exclusion, and may subject advisers to funds to regulation by the CFTC. As of the date of this SAI, the adviser does not expect to register as a CPO of the funds. However, there is no certainty that a fund or its adviser will be able to rely on an exclusion in the future as the fund's investments change over time. A fund may determine not to use investment strategies that trigger additional CFTC regulation or may determine to operate subject to CFTC regulation, if applicable. If a fund or its adviser operates subject to CFTC regulation, it may incur additional expenses.

Common Stock  represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock, although related proceedings can take time to resolve and results can be unpredictable. For purposes of a Fidelity® fund's policies related to investment in common stock Fidelity considers depositary receipts evidencing ownership of common stock to be common stock.

Convertible Securities  are bonds, debentures, notes, or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Debt Securities  are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay interest but are sold at a deep discount from their face values. Debt securities include corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities.

Dollar-Weighted Average Maturity  is derived by multiplying the value of each investment by the time remaining to its maturity, adding these calculations, and then dividing the total by the value of a fund's portfolio. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.

Under certain circumstances, a fund may invest in nominally long-term securities that have maturity shortening features of shorter-term securities, and the maturities of these securities may be deemed to be earlier than their ultimate maturity dates by virtue of an existing demand feature or an adjustable interest rate. Under other circumstances, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. The maturities of mortgage securities, including collateralized mortgage obligations, and some asset-backed securities are determined on a weighted average life basis, which is the average time for principal to be repaid. For a mortgage security, this average time is calculated by estimating the timing of principal payments, including unscheduled prepayments, during the life of the mortgage. The weighted average life of these securities is likely to be substantially shorter than their stated final maturity.

Duration  is a measure of a bond's price sensitivity to a change in its yield. For example, if a bond has a 5-year duration and its yield rises 1%, the bond's value is likely to fall about 5%. Similarly, if a bond fund has a 5-year average duration and the yield on each of the bonds held by the fund rises 1%, the fund's value is likely to fall about 5%. For funds with exposure to foreign markets, there are many reasons why all of the bond holdings do not experience the same yield changes. These reasons include: the bonds are spread off of different yield curves around the world and these yield curves do not move in tandem; the shapes of these yield curves change; and sector and issuer yield spreads change. Other factors can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance will likely differ from the example.

Domestic and Foreign Investments (money market funds only)  include U.S. dollar-denominated time deposits, certificates of deposit, and bankers' acceptances of U.S. banks and their branches located outside of the United States, U.S. branches and agencies of foreign banks, and foreign branches of foreign banks. Domestic and foreign investments may also include U.S. dollar-denominated securities issued or guaranteed by other U.S. or foreign issuers, including U.S. and foreign corporations or other business organizations, foreign governments, foreign government agencies or instrumentalities, and U.S. and foreign financial institutions, including savings and loan institutions, insurance companies, mortgage bankers, and real estate investment trusts, as well as banks.

The obligations of foreign branches of U.S. banks may not be obligations of the parent bank in addition to the issuing branch, and may be limited by the terms of a specific obligation and by governmental regulation. Payment of interest and repayment of principal on these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk) or by war or civil conflict. In addition, settlement of trades may occur outside of the United States and evidence of ownership of portfolio securities may be held outside of the United States. Accordingly, a fund may be subject to the risks associated with the settlement of trades and the holding of such property overseas. Various provisions of federal law governing the establishment and operation of U.S. branches do not apply to foreign branches of U.S. banks.

Obligations of U.S. branches and agencies of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation, as well as by governmental action in the country in which the foreign bank has its head office.

Obligations of foreign issuers involve certain additional risks. These risks may include future unfavorable political and economic developments, withholding taxes, seizures of foreign deposits, currency controls, interest limitations, or other governmental restrictions that might affect repayment of principal or payment of interest, or the ability to honor a credit commitment. Additionally, there may be less public information available about foreign entities. Foreign issuers may be subject to less governmental regulation and supervision than U.S. issuers. Foreign issuers also generally are not bound by uniform accounting, auditing, and financial reporting requirements comparable to those applicable to U.S. issuers. From time to time, a fund's adviser and/or its affiliates may determine that, as a result of regulatory requirements that may apply to the adviser and/or its affiliates due to investments in a particular country, investments in the securities of issuers domiciled or listed on trading markets in that country above certain thresholds (which may apply at the account level or in the aggregate across all accounts managed by the adviser and its affiliates) may be impractical or undesirable. In such instances, the adviser may limit or exclude investment in a particular issuer, which may include investment in related derivative instruments, and investment flexibility may be restricted.

Exchange Traded Funds (ETFs)  are shares of other investment companies, commodity pools, or other entities that are traded on an exchange. Typically, assets underlying the ETF shares are stocks, though they may also be commodities or other instruments. An ETF may seek to replicate the performance of a specific index or may be actively managed.

Typically, shares of an ETF that tracks an index are expected to increase in value as the value of the underlying benchmark increases. However, in the case of inverse ETFs (also called "short ETFs" or "bear ETFs"), ETF shares are expected to increase in value as the value of the underlying benchmark decreases. Inverse ETFs seek to deliver the opposite of the performance of the benchmark they track and are often marketed as a way for investors to profit from, or at least hedge their exposure to, downward moving markets. Investments in inverse ETFs are similar to holding short positions in the underlying benchmark.

ETF shares are redeemable only in large blocks (typically, 50,000 shares) often called "creation units" by persons other than a fund, and are redeemed principally in-kind at each day's next calculated net asset value per share (NAV). ETFs typically incur fees that are separate from those fees incurred directly by a fund. A fund's purchase of ETFs results in the layering of expenses, such that the fund would indirectly bear a proportionate share of any ETF's operating expenses. Further, while traditional investment companies are continuously offered at NAV, ETFs are traded in the secondary market (e.g., on a stock exchange) on an intra-day basis at prices that may be above or below the value of their underlying portfolios.

Some of the risks of investing in an ETF that tracks an index are similar to those of investing in an indexed mutual fund, including tracking error risk (the risk of errors in matching the ETF's underlying assets to the index or other benchmark); and the risk that because an ETF is not actively managed, it cannot sell stocks or other assets as long as they are represented in the index or other benchmark. Other ETF risks include the risk that ETFs may trade in the secondary market at a discount from their NAV and the risk that the ETFs may not be liquid. ETFs also may be leveraged. Leveraged ETFs seek to deliver multiples of the performance of the index or other benchmark they track and use derivatives in an effort to amplify the returns (or decline, in the case of inverse ETFs) of the underlying index or benchmark. While leveraged ETFs may offer the potential for greater return, the potential for loss and the speed at which losses can be realized also are greater. Most leveraged and inverse ETFs "reset" daily, meaning they are designed to achieve their stated objectives on a daily basis. Leveraged and inverse ETFs can deviate substantially from the performance of their underlying benchmark over longer periods of time, particularly in volatile periods.

Exchange Traded Notes (ETNs)  are a type of senior, unsecured, unsubordinated debt security issued by financial institutions that combines aspects of both bonds and ETFs. An ETN's returns are based on the performance of a market index or other reference asset minus fees and expenses. Similar to ETFs, ETNs are listed on an exchange and traded in the secondary market. However, unlike an ETF, an ETN can be held until the ETN's maturity, at which time the issuer will pay a return linked to the performance of the market index or other reference asset to which the ETN is linked minus certain fees. Unlike regular bonds, ETNs typically do not make periodic interest payments and principal typically is not protected.

ETNs also incur certain expenses not incurred by their applicable index. The market value of an ETN is determined by supply and demand, the current performance of the index or other reference asset, and the credit rating of the ETN issuer. The market value of ETN shares may differ from their intraday indicative value. The value of an ETN may also change due to a change in the issuer's credit rating. As a result, there may be times when an ETN's share trades at a premium or discount to its NAV. Some ETNs that use leverage in an effort to amplify the returns of an underlying index or other reference asset can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Leveraged ETNs may offer the potential for greater return, but the potential for loss and speed at which losses can be realized also are greater.

Exposure to Foreign and Emerging Markets.  Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. From time to time, a fund's adviser and/or its affiliates may determine that, as a result of regulatory requirements that may apply to the adviser and/or its affiliates due to investments in a particular country, investments in the securities of issuers domiciled or listed on trading markets in that country above certain thresholds (which may apply at the account level or in the aggregate across all accounts managed by the adviser and its affiliates) may be impractical or undesirable. In such instances, the adviser may limit or exclude investment in a particular issuer, and investment flexibility may be restricted. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. There is no assurance that a fund's adviser will be able to anticipate these potential events or counter their effects. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter (OTC) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased investment or valuation risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository, or foreign subcustodian. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than with U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.

Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

American Depositary Receipts (ADRs) as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.

The risks of foreign investing may be magnified for investments in emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Floating Rate Loans and Other Debt Securities.  Floating rate loans consist generally of obligations of companies or other entities (collectively, "borrowers") incurred for the purpose of reorganizing the assets and liabilities of a borrower (recapitalization); acquiring another company (acquisition); taking over control of a company (leveraged buyout); temporary financing (bridge loan); or refinancings, internal growth, or other general business purposes. Floating rate loans are often obligations of borrowers who are highly leveraged.

Floating rate loans may be structured to include both term loans, which are generally fully funded at the time of the making of the loan, and revolving credit facilities, which would require additional investments upon the borrower's demand. A revolving credit facility may require a purchaser to increase its investment in a floating rate loan at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

Floating rate loans may be acquired by direct investment as a lender, as a participation interest (which represents a fractional interest in a floating rate loan) issued by a lender or other financial institution, or as an assignment of the portion of a floating rate loan previously attributable to a different lender.

A floating rate loan offered as part of the original lending syndicate typically is purchased at par value. As part of the original lending syndicate, a purchaser generally earns a yield equal to the stated interest rate. In addition, members of the original syndicate typically are paid a commitment fee. In secondary market trading, floating rate loans may be purchased or sold above, at, or below par, which can result in a yield that is below, equal to, or above the stated interest rate, respectively. At certain times when reduced opportunities exist for investing in new syndicated floating rate loans, floating rate loans may be available only through the secondary market. There can be no assurance that an adequate supply of floating rate loans will be available for purchase.

Historically, floating rate loans have not been registered with the SEC or any state securities commission or listed on any securities exchange. As a result, the amount of public information available about a specific floating rate loan historically has been less extensive than if the floating rate loan were registered or exchange-traded.

Purchasers of floating rate loans and other forms of debt securities depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the security may be adversely affected. Floating rate loans and other debt securities that are fully secured provide more protections than unsecured securities in the event of failure to make scheduled interest or principal payments. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Some floating rate loans and other debt securities are not rated by any nationally recognized statistical rating organization. In connection with the restructuring of a floating rate loan or other debt security outside of bankruptcy court in a negotiated work-out or in the context of bankruptcy proceedings, equity securities or junior debt securities may be received in exchange for all or a portion of an interest in the security.

From time to time Geode Capital Management, LLC (Geode), Fidelity Management & Research Company (FMR), and its affiliates may borrow money from various banks in connection with their business activities. These banks also may sell floating rate loans to a Fidelity® fund or acquire floating rate loans from a Fidelity® fund, or may be intermediate participants with respect to floating rate loans owned by a Fidelity® fund. These banks also may act as agents for floating rate loans that a Fidelity® fund owns.

The following paragraphs pertain to floating rate loans: Agents, Participation Interests, Collateral, Floating Interest Rates, Maturity, Floating Rate Loan Trading, Supply of Floating Rate Loans, Restrictive Covenants, Fees, and Other Types of Floating Rate Debt Securities.

Agents.  Floating rate loans typically are originated, negotiated, and structured by a bank, insurance company, finance company, or other financial institution (the "agent") for a lending syndicate of financial institutions. The borrower and the lender or lending syndicate enter into a loan agreement. In addition, an institution (typically, but not always, the agent) holds any collateral on behalf of the lenders.

In a typical floating rate loan, the agent administers the terms of the loan agreement and is responsible for the collection of principal and interest and fee payments from the borrower and the apportionment of these payments to all lenders that are parties to the loan agreement. Purchasers will rely on the agent to use appropriate creditor remedies against the borrower. Typically, under loan agreements, the agent is given broad discretion in monitoring the borrower's performance and is obligated to use the same care it would use in the management of its own property. Upon an event of default, the agent typically will enforce the loan agreement after instruction from the lenders. The borrower compensates the agent for these services. This compensation may include special fees paid on structuring and funding the floating rate loan and other fees paid on a continuing basis. The typical practice of an agent or a lender in relying exclusively or primarily on reports from the borrower may involve a risk of fraud by the borrower.

If an agent becomes insolvent, or has a receiver, conservator, or similar official appointed for it by the appropriate bank or other regulatory authority, or becomes a debtor in a bankruptcy proceeding, the agent's appointment may be terminated, and a successor agent would be appointed. If an appropriate regulator or court determines that assets held by the agent for the benefit of the purchasers of floating rate loans are subject to the claims of the agent's general or secured creditors, the purchasers might incur certain costs and delays in realizing payment on a floating rate loan or suffer a loss of principal and/or interest. Furthermore, in the event of the borrower's bankruptcy or insolvency, the borrower's obligation to repay a floating rate loan may be subject to certain defenses that the borrower can assert as a result of improper conduct by the agent.

Participation Interests.  Purchasers of participation interests do not have any direct contractual relationship with the borrower. Purchasers rely on the lender who sold the participation interest not only for the enforcement of the purchaser's rights against the borrower but also for the receipt and processing of payments due under the floating rate loan.

Purchasers of participation interests may be subject to delays, expenses, and risks that are greater than those that would be involved if the purchaser could enforce its rights directly against the borrower. In addition, under the terms of a participation interest, the purchaser may be regarded as a creditor of the intermediate participant (rather than of the borrower), so that the purchaser also may be subject to the risk that the intermediate participant could become insolvent. The agreement between the purchaser and lender who sold the participation interest may also limit the rights of the purchaser to vote on changes that may be made to the loan agreement, such as waiving a breach of a covenant.

For a Fidelity® fund that limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry, the fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of participation interests where a bank or other lending institution serves as intermediate participant between a fund and the borrower, if the participation interest does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating an intermediate participant as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single intermediate participant, or a group of intermediate participants engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Collateral.  Most floating rate loans are secured by specific collateral of the borrower and are senior to most other securities of the borrower. The collateral typically has a market value, at the time the floating rate loan is made, that equals or exceeds the principal amount of the floating rate loan. The value of the collateral may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value.

Floating rate loan collateral may consist of various types of assets or interests. Collateral may include working capital assets, such as accounts receivable or inventory; tangible or intangible assets; or assets or other types of guarantees of affiliates of the borrower. Inventory is the goods a company has in stock, including finished goods, goods in the process of being manufactured, and the supplies used in the process of manufacturing. Accounts receivable are the monies due to a company for merchandise or securities that it has sold, or for the services it has provided. Tangible fixed assets include real property, buildings, and equipment. Intangible assets include trademarks, copyrights and patent rights, and securities of subsidiaries or affiliates.

Generally, floating rate loans are secured unless (i) the purchaser's security interest in the collateral is invalidated for any reason by a court, or (ii) the collateral is fully released with the consent of the agent bank and lenders or under the terms of a loan agreement as the creditworthiness of the borrower improves. Collateral impairment is the risk that the value of the collateral for a floating rate loan will be insufficient in the event that a borrower defaults. Although the terms of a floating rate loan generally require that the collateral at issuance have a value at least equal to 100% of the amount of such floating rate loan, the value of the collateral may decline subsequent to the purchase of a floating rate loan. In most loan agreements there is no formal requirement to pledge additional collateral. There is no guarantee that the sale of collateral would allow a borrower to meet its obligations should the borrower be unable to repay principal or pay interest or that the collateral could be sold quickly or easily.

In addition, most borrowers pay their debts from the cash flow they generate. If the borrower's cash flow is insufficient to pay its debts as they come due, the borrower may seek to restructure its debts rather than sell collateral. Borrowers may try to restructure their debts by filing for protection under the federal bankruptcy laws or negotiating a work-out. If a borrower becomes involved in bankruptcy proceedings, access to the collateral may be limited by bankruptcy and other laws. In the event that a court decides that access to the collateral is limited or void, it is unlikely that purchasers could recover the full amount of the principal and interest due.

There may be temporary periods when the principal asset held by a borrower is the stock of a related company, which may not legally be pledged to secure a floating rate loan. On occasions when such stock cannot be pledged, the floating rate loan will be temporarily unsecured until the stock can be pledged or is exchanged for, or replaced by, other assets.

Some floating rate loans are unsecured. If the borrower defaults on an unsecured floating rate loan, there is no specific collateral on which the purchaser can foreclose.

Floating Interest Rates.  The rate of interest payable on floating rate loans is the sum of a base lending rate plus a specified spread. Base lending rates are generally the London Interbank Offered Rate ("LIBOR"), the Certificate of Deposit ("CD") Rate of a designated U.S. bank, the Prime Rate of a designated U.S. bank, the Federal Funds Rate, or another base lending rate used by commercial lenders. A borrower usually has the right to select the base lending rate and to change the base lending rate at specified intervals. The applicable spread may be fixed at time of issuance or may adjust upward or downward to reflect changes in credit quality of the borrower. The interest rate payable on some floating rate loans may be subject to an upper limit ("cap") or lower ("floor").

The interest rate on LIBOR-based and CD Rate-based floating rate loans is reset periodically at intervals ranging from 30 to 180 days, while the interest rate on Prime Rate- or Federal Funds Rate-based floating rate loans floats daily as those rates change. Investment in floating rate loans with longer interest rate reset periods can increase fluctuations in the floating rate loans' values when interest rates change.

The yield on a floating rate loan will primarily depend on the terms of the underlying floating rate loan and the base lending rate chosen by the borrower. The relationship between LIBOR, the CD Rate, the Prime Rate, and the Federal Funds Rate will vary as market conditions change.

Maturity.  Floating rate loans typically will have a stated term of five to nine years. However, because floating rate loans are frequently prepaid, their average maturity is expected to be two to three years. The degree to which borrowers prepay floating rate loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the borrower's financial condition, and competitive conditions among lenders. Prepayments cannot be predicted with accuracy. Prepayments of principal to the purchaser of a floating rate loan may result in the principal's being reinvested in floating rate loans with lower yields.

Floating Rate Loan Trading.  Floating rate loans are generally subject to legal or contractual restrictions on resale. Floating rate loans are not currently listed on any securities exchange or automatic quotation system. As a result, no active market may exist for some floating rate loans, and to the extent a secondary market exists for other floating rate loans, such market may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods.

Supply of Floating Rate Loans.  The supply of floating rate loans may be limited from time to time due to a lack of sellers in the market for existing floating rate loans or the number of new floating rate loans currently being issued. As a result, the floating rate loans available for purchase may be lower quality or higher priced.

Restrictive Covenants.  A borrower must comply with various restrictive covenants contained in the loan agreement. In addition to requiring the scheduled payment of interest and principal, these covenants may include restrictions on dividend payments and other distributions to stockholders, provisions requiring the borrower to maintain specific financial ratios, and limits on total debt. The loan agreement may also contain a covenant requiring the borrower to prepay the floating rate loan with any free cash flow. A breach of a covenant that is not waived by the agent (or by the lenders directly) is normally an event of default, which provides the agent or the lenders the right to call the outstanding floating rate loan.

Fees.  Purchasers of floating rate loans may receive and/or pay certain fees. These fees are in addition to interest payments received and may include facility fees, commitment fees, commissions, and prepayment penalty fees. When a purchaser buys a floating rate loan, it may receive a facility fee; and when it sells a floating rate loan, it may pay a facility fee. A purchaser may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan or a prepayment penalty fee on the prepayment of a floating rate loan. A purchaser may also receive other fees, including covenant waiver fees and covenant modification fees.

Other Types of Floating Rate Debt Securities.  Floating rate debt securities include other forms of indebtedness of borrowers such as notes and bonds, securities with fixed rate interest payments in conjunction with a right to receive floating rate interest payments, and shares of other investment companies. These instruments are generally subject to the same risks as floating rate loans but are often more widely issued and traded.

Foreign Currency Transactions.  A fund (other than a money market fund) may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes. Forward contracts not calling for physical delivery of the underlying instrument will be settled through cash payments rather than through delivery of the underlying currency. All of these instruments and transactions are subject to the risk that the counterparty will default.

A "settlement hedge" or "transaction hedge" is designed to protect a fund against an adverse change in foreign currency values between the date a security denominated in a foreign currency is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used to protect a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected.

A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in a foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also attempt to hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. A fund may cross-hedge its U.S. dollar exposure in order to achieve a representative weighted mix of the major currencies in its benchmark index and/or to cover an underweight country or region exposure in its portfolio. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.

Successful use of currency management strategies will depend on an adviser's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as an adviser anticipates. For example, if a currency's value rose at a time when a fund had hedged its position by selling that currency in exchange for dollars, the fund would not participate in the currency's appreciation. If a fund hedges currency exposure through proxy hedges, the fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if a fund increases its exposure to a foreign currency and that currency's value declines, the fund will realize a loss. Foreign currency transactions involve the risk that anticipated currency movements will not be accurately predicted and that a fund's hedging strategies will be ineffective. Moreover, it is impossible to precisely forecast the market value of portfolio securities at the expiration of a foreign currency forward contract. Accordingly, a fund may be required to buy or sell additional currency on the spot market (and bear the expenses of such transaction), if an adviser's predictions regarding the movement of foreign currency or securities markets prove inaccurate.

A fund may be required to limit its hedging transactions in foreign currency forwards, futures, and options in order to maintain its classification as a "regulated investment company" under the Internal Revenue Code (Code). Hedging transactions could result in the application of the mark-to-market provisions of the Code, which may cause an increase (or decrease) in the amount of taxable dividends paid by a fund and could affect whether dividends paid by a fund are classified as capital gains or ordinary income. A fund will cover its exposure to foreign currency transactions with liquid assets in compliance with applicable requirements. There is no assurance that an adviser's use of currency management strategies will be advantageous to a fund or that it will employ currency management strategies at appropriate times.

Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to options and futures relating to securities or indexes, as discussed below. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.

Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the fund to reduce foreign currency risk using such options.

Foreign Repurchase Agreements.  Foreign repurchase agreements involve an agreement to purchase a foreign security and to sell that security back to the original seller at an agreed-upon price in either U.S. dollars or foreign currency. Unlike typical U.S. repurchase agreements, foreign repurchase agreements may not be fully collateralized at all times. The value of a security purchased by a fund may be more or less than the price at which the counterparty has agreed to repurchase the security. In the event of default by the counterparty, a fund may suffer a loss if the value of the security purchased is less than the agreed-upon repurchase price, or if the fund is unable to successfully assert a claim to the collateral under foreign laws. As a result, foreign repurchase agreements may involve higher credit risks than repurchase agreements in U.S. markets, as well as risks associated with currency fluctuations. In addition, as with other emerging market investments, repurchase agreements with counterparties located in emerging markets or relating to emerging markets may involve issuers or counterparties with lower credit ratings than typical U.S. repurchase agreements.

Funds of Funds and Other Large Shareholders.  Certain Fidelity® funds and accounts (including funds of funds) invest in other funds ("underlying funds") and, as a result, may at times have substantial investments in one or more underlying funds.

An underlying fund may experience large redemptions or investments due to transactions in its shares by funds of funds, other large shareholders, or similarly managed accounts. While it is impossible to predict the overall effect of these transactions over time, there could be an adverse impact on an underlying fund's performance. In the event of such redemptions or investments, an underlying fund could be required to sell securities or to invest cash at a time when it may not otherwise desire to do so. Such transactions may increase an underlying fund's brokerage and/or other transaction costs and affect the liquidity of a fund's portfolio. In addition, when funds of funds or other investors own a substantial portion of an underlying fund's shares, a large redemption by such an investor could cause actual expenses to increase, or could result in the underlying fund's current expenses being allocated over a smaller asset base, leading to an increase in the underlying fund's expense ratio. Redemptions of underlying fund shares could also accelerate the realization of taxable capital gains in the fund if sales of securities result in capital gains. The impact of these transactions is likely to be greater when a fund of funds or other significant investor purchases, redeems, or owns a substantial portion of the underlying fund's shares.

When possible, Fidelity will consider how to minimize these potential adverse effects, and may take such actions as it deems appropriate to address potential adverse effects, including redemption of shares in-kind rather than in cash or carrying out the transactions over a period of time, although there can be no assurance that such actions will be successful. A high volume of redemption requests can impact an underlying fund the same way as the transactions of a single shareholder with substantial investments. As an additional safeguard, Fidelity® fund of funds may manage the placement of their redemption requests in a manner designed to minimize the impact of such requests on the day-to-day operations of the underlying funds in which they invest. This may involve, for example, redeeming its shares of an underlying fund gradually over time.

Funds' Rights as Investors.  Fidelity® funds do not intend to direct or administer the day-to-day operations of any company. A fund may, however, exercise its rights as a shareholder or lender and may communicate its views on important matters of policy to a company's management, board of directors, and shareholders, and holders of a company's other securities when such matters could have a significant effect on the value of the fund's investment in the company. The activities in which a fund may engage, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; supporting or opposing third-party takeover efforts; supporting the filing of a bankruptcy petition; or foreclosing on collateral securing a security. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. Such activities will be monitored with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred. The funds' proxy voting guidelines are included in this SAI.

Futures, Options, and Swaps.  The success of any strategy involving futures, options, and swaps depends on an adviser's analysis of many economic and mathematical factors and a fund's return may be higher if it never invested in such instruments. Additionally, some of the contracts discussed below are new instruments without a trading history and there can be no assurance that a market for the instruments will continue to exist. Government legislation or regulation could affect the use of such instruments and could limit a fund's ability to pursue its investment strategies. If a fund invests a significant portion of its assets in derivatives, its investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

Each Fidelity Freedom® Index Fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to structured notes.

The limitations on the funds' investments in futures contracts, options, and swaps, and the funds' policies regarding futures contracts, options, and swaps may be changed as regulatory agencies permit.

The requirements for qualification as a regulated investment company may limit the extent to which a fund may enter into futures, options on futures, and forward contracts.

Futures Contracts. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified date. Futures contracts are standardized, exchange-traded contracts and the price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities or baskets of securities, some are based on commodities or commodities indexes (for funds that seek commodities exposure), and some are based on indexes of securities prices (including foreign indexes for funds that seek foreign exposure). In addition, some currently available futures contracts are based on Eurodollars. Positions in Eurodollar futures reflect market expectations of forward levels of three-month LIBOR rates. Futures on indexes and futures not calling for physical delivery of the underlying instrument will be settled through cash payments rather than through delivery of the underlying instrument. Futures can be held until their delivery dates, or can be closed out by offsetting purchases or sales of futures contracts before then if a liquid market is available. A fund may realize a gain or loss by closing out its futures contracts.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market for the underlying instrument. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

The purchaser or seller of a futures contract or an option for a futures contract is not required to deliver or pay for the underlying instrument or the final cash settlement price, as applicable, unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. This process of "marking to market" will be reflected in the daily calculation of open positions computed in a fund's NAV. The party that has a gain is entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. Variation margin does not represent a borrowing or loan by a fund, but is instead a settlement between a fund and the FCM of the amount one would owe the other if the fund's contract expired. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund. A fund is also required to segregate liquid assets equivalent to the fund's outstanding obligations under the contract in excess of the initial margin and variation margin, if any.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement, and margin procedures that are different from those for U.S. exchanges. Futures contracts traded outside the United States may not involve a clearing mechanism or related guarantees and may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to a fund. Because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuation.

There is no assurance a liquid market will exist for any particular futures contract at any particular time. Exchanges may establish daily price fluctuation limits for futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

If the market for a contract is not liquid because of price fluctuation limits or other market conditions, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its futures positions could also be impaired. These risks may be heightened for commodity futures contracts, which have historically been subject to greater price volatility than exists for instruments such as stocks and bonds.

Because there are a limited number of types of exchange-traded futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the futures position will not track the performance of the fund's other investments.

Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments. In addition, the price of a commodity futures contract can reflect the storage costs associated with the purchase of the physical commodity.

Futures contracts on U.S. Government securities historically have reacted to an increase or decrease in interest rates in a manner similar to the manner in which the underlying U.S. Government securities reacted. To the extent, however, that a fund enters into such futures contracts, the value of these futures contracts will not vary in direct proportion to the value of the fund's holdings of U.S. Government securities. Thus, the anticipated spread between the price of the futures contract and the hedged security may be distorted due to differences in the nature of the markets. The spread also may be distorted by differences in initial and variation margin requirements, the liquidity of such markets and the participation of speculators in such markets.

Options. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific assets or securities, baskets of assets or securities, indexes of securities or commodities prices, and futures contracts (including commodity futures contracts). Options may be traded on an exchange or OTC. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. Depending on the terms of the contract, upon exercise, an option may require physical delivery of the underlying instrument or may be settled through cash payments. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if the underlying instrument's price falls substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if the underlying instrument's price falls. At the same time, the buyer can expect to suffer a loss if the underlying instrument's price does not rise sufficiently to offset the cost of the option.

The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay or receive the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts.

If the underlying instrument's price rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If the underlying instrument's price remains the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If the underlying instrument's price falls, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option's underlying instrument or make a net cash settlement payment, as applicable, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer should mitigate the effects of a price increase. At the same time, because a call writer must be prepared to deliver the underlying instrument or make a net cash settlement payment, as applicable, in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

Where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price to close out the put or call option on the secondary market may move more or less than the price of the related security.

There is no assurance a liquid market will exist for any particular options contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for exchange-traded options contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options positions could also be impaired.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally are less liquid and involve greater credit risk than exchange-traded options, which are backed by the clearing organization of the exchanges where they are traded.

Combined positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

A fund may also buy and sell options on swaps (swaptions), which are generally options on interest rate swaps. An option on a swap gives a party the right (but not the obligation) to enter into a new swap agreement or to extend, shorten, cancel or modify an existing contract at a specific date in the future in exchange for a premium. Depending on the terms of the particular option agreement, a fund will generally incur a greater degree of risk when it writes (sells) an option on a swap than it will incur when it purchases an option on a swap. When a fund purchases an option on a swap, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a fund writes an option on a swap, upon exercise of the option the fund will become obligated according to the terms of the underlying agreement. A fund that writes an option on a swap receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Whether a fund's use of options on swaps will be successful in furthering its investment objective will depend on the adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Options on swaps may involve risks similar to those discussed below in "Swap Agreements."

Because there are a limited number of types of exchange-traded options contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options position will not track the performance of the fund's other investments.

Options prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Swap Agreements (except equity index funds). Swap agreements are two-party contracts entered into primarily by institutional investors. Cleared swaps are transacted through FCMs that are members of central clearinghouses with the clearinghouse serving as a central counterparty similar to transactions in futures contracts. In a standard "swap" transaction, two parties agree to exchange one or more payments based, for example, on the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments (such as securities, commodities, indexes, or other financial or economic interests). The gross payments to be exchanged between the parties are calculated with respect to a notional amount, which is the predetermined dollar principal of the trade representing the hypothetical underlying quantity upon which payment obligations are computed.

Swap agreements can take many different forms and are known by a variety of names, including interest rate swaps (where the parties exchange a floating rate for a fixed rate), asset swaps (e.g., where parties combine the purchase or sale of a bond with an interest rate swap), total return swaps, and credit default swaps. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and, if applicable, its yield. Swap agreements are subject to liquidity risk, meaning that a fund may be unable to sell a swap contract to a third party at a favorable price. Certain standardized swap transactions are currently subject to mandatory central clearing or may be eligible for voluntary central clearing. Central clearing is expected to decrease counterparty risk and increase liquidity compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterpart to each participant's swap. However, central clearing does not eliminate counterparty risk or illiquidity risk entirely. In addition depending on the size of a fund and other factors, the margin required under the rules of a clearinghouse and by a clearing member FCM may be in excess of the collateral required to be posted by a fund to support its obligations under a similar uncleared swap. It is expected, however, that regulators will adopt rules imposing certain margin requirements, including minimums, on uncleared swaps in the near future, which could reduce the distinction.

A total return swap is a contract whereby one party agrees to make a series of payments to another party based on the change in the market value of the assets underlying such contract (which can include a security or other instrument, commodity, index or baskets thereof) during the specified period. In exchange, the other party to the contract agrees to make a series of payments calculated by reference to an interest rate and/or some other agreed-upon amount (including the change in market value of other underlying assets). A fund may use total return swaps to gain exposure to an asset without owning it or taking physical custody of it. For example, a fund investing in total return commodity swaps will receive the price appreciation of a commodity, commodity index or portion thereof in exchange for payment of an agreed-upon fee.

In a credit default swap, the credit default protection buyer makes periodic payments, known as premiums, to the credit default protection seller. In return the credit default protection seller will make a payment to the credit default protection buyer upon the occurrence of a specified credit event. A credit default swap can refer to a single issuer or asset, a basket of issuers or assets or index of assets, each known as the reference entity or underlying asset. A fund may act as either the buyer or the seller of a credit default swap. A fund may buy or sell credit default protection on a basket of issuers or assets, even if a number of the underlying assets referenced in the basket are lower-quality debt securities. In an unhedged credit default swap, a fund buys credit default protection on a single issuer or asset, a basket of issuers or assets or index of assets without owning the underlying asset or debt issued by the reference entity. Credit default swaps involve greater and different risks than investing directly in the referenced asset, because, in addition to market risk, credit default swaps include liquidity, counterparty and operational risk.

Credit default swaps allow a fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets. If a swap agreement calls for payments by a fund, the fund must be prepared to make such payments when due. If a fund is the credit default protection seller, the fund will experience a loss if a credit event occurs and the credit of the reference entity or underlying asset has deteriorated. If a fund is the credit default protection buyer, the fund will be required to pay premiums to the credit default protection seller. In the case of a physically settled credit default swap in which a fund is the protection seller, the fund must be prepared to pay par for and take possession of debt of a defaulted issuer delivered to the fund by the credit default protection buyer. Any loss would be offset by the premium payments the fund receives as the seller of credit default protection. This risk for cleared swaps is generally lower than for uncleared swaps since the counterparty is a clearinghouse, but there can be no assurance that a clearinghouse or its members will satisfy its obligations.

If the creditworthiness of a fund's swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the fund. To limit the counterparty risk involved in swap agreements, a Fidelity® fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that a fund will be able to do so, a fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. A fund may have limited ability to eliminate its exposure under a credit default swap if the credit of the reference entity or underlying asset has declined.

A fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. In order to cover its outstanding obligations to a swap counterparty, a fund would generally be required to provide margin or collateral for the benefit of that counterparty. If a counterparty to a swap transaction becomes insolvent, the fund may be limited temporarily or permanently in exercising its right to the return of related fund assets designated as margin or collateral in an action against the counterparty.

Swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a fund's interest. A fund bears the risk that an adviser will not accurately forecast market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for a fund. If an adviser attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, a fund may be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment, which could cause substantial losses for a fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Swaps are complex and often valued subjectively.

Swap Agreements (equity index funds only). Under a typical equity swap agreement, a counterparty such as a bank or broker-dealer agrees to pay a fund a return equal to the dividend payments and increase in value, if any, of an index or group of stocks, or of a stock, and the fund agrees in return to pay a fixed or floating rate of interest, plus any declines in value of the index. Swap agreements can also have features providing for maximum or minimum exposure to a designated index. In order to hedge its exposure effectively, a fund would generally have to own other assets returning approximately the same amount as the interest rate payable by the fund under the swap agreement.

Swap agreements allow a fund to acquire or reduce credit exposure to a particular issuer, asset, or basket of assets. The most significant factor in the performance of swap agreements is the change in value of the specific index, security or currency, or other factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by a fund, the fund must be prepared to make such payments when due. If the creditworthiness of a fund's swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the fund and impairing the fund's correlation with its applicable index. Although there can be no assurance that a fund will be able to do so, a fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another more creditworthy party.

A fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. In order to cover its outstanding obligations to a swap counterparty, a fund would generally be required to provide margin or collateral for the benefit of that counterparty. If a counterparty to a swap transaction becomes insolvent, the fund may be limited temporarily or permanently in exercising its right to the return of related fund assets designated as margin or collateral in an action against the counterparty.

Swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a fund's interest. A fund bears the risk that an adviser will not accurately forecast market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for a fund. If an adviser attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, a fund may be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment, which could cause substantial losses for a fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Swaps are complex and often valued subjectively.

Hybrid and Preferred Securities.  A hybrid security may be a debt security, warrant, convertible security, certificate of deposit or other evidence of indebtedness on which the value of the interest on or principal of which is determined by reference to changes in the value of a reference instrument or financial strength of a reference entity (e.g., a security or other financial instrument, asset, currency, interest rate, commodity, index, or business entity such as a financial institution). Another example is contingent convertible securities, which are fixed income securities that, under certain circumstances, either convert into common stock of the issuer or undergo a principal write-down by a predetermined percentage if the issuer's capital ratio falls below a predetermined trigger level. The liquidation value of such a security may be reduced upon a regulatory action and without the need for a bankruptcy proceeding. Preferred securities may take the form of preferred stock and represent an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds generally take precedence over the claims of those who own preferred and common stock.

The risks of investing in hybrid and preferred securities reflect a combination of the risks of investing in securities, options, futures and currencies. An investment in a hybrid or preferred security may entail significant risks that are not associated with a similar investment in a traditional debt or equity security. The risks of a particular hybrid or preferred security will depend upon the terms of the instrument, but may include the possibility of significant changes in the value of any applicable reference instrument. Such risks may depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid or preferred security. Hybrid and preferred securities are potentially more volatile and carry greater market and liquidity risks than traditional debt or equity securities. Also, the price of the hybrid or preferred security and any applicable reference instrument may not move in the same direction or at the same time. In addition, because hybrid and preferred securities may be traded over-the-counter or in bilateral transactions with the issuer of the security, hybrid and preferred securities may be subject to the creditworthiness of the counterparty of the security and their values may decline substantially if the counterparty's creditworthiness deteriorates. In addition, uncertainty regarding the tax and regulatory treatment of hybrid and preferred securities may reduce demand for such securities and tax and regulatory considerations may limit the extent of a fund's investments in certain hybrid and preferred securities.

Illiquid Securities  cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund.

Under the supervision of the Board of Trustees, a Fidelity® fund's adviser determines the liquidity of the fund's investments and, through reports from the fund's adviser, the Board monitors investments in illiquid securities.

Various factors may be considered in determining the liquidity of a fund's investments, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

Increasing Government Debt.  The total public debt of the United States and other countries around the globe as a percent of gross domestic product has grown rapidly since the beginning of the 2008 financial downturn. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented.

A high national debt level may increase market pressures to meet government funding needs, which may drive debt cost higher and cause a country to sell additional debt, thereby increasing refinancing risk. A high national debt also raises concerns that a government will not be able to make principal or interest payments when they are due. In the worst case, unsustainable debt levels can decline the valuation of currencies, and can prevent a government from implementing effective counter-cyclical fiscal policy in economic downturns.

On August 5, 2011, Standard & Poor's Ratings Services lowered its long-term sovereign credit rating on the United States one level to "AA+" from "AAA." While Standard & Poor's Ratings Services affirmed the United States' short-term sovereign credit rating as "A-1+," there is no guarantee that Standard & Poor's Ratings Services will not decide to lower this rating in the future. Standard & Poor's Ratings Services stated that its decision was prompted by its view on the rising public debt burden and its perception of greater policymaking uncertainty. The market prices and yields of securities supported by the full faith and credit of the U.S. Government may be adversely affected by Standard & Poor's Ratings Services decisions to downgrade the long-term sovereign credit rating of the United States.

Indexed Securities  are instruments whose prices are indexed to the prices of other securities, securities indexes, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose values at maturity or coupon rates are determined by reference to a specific instrument, statistic, or measure.

Indexed securities also include commercial paper, certificates of deposit, and other fixed-income securities whose values at maturity or coupon interest rates are determined by reference to the returns of particular stock indexes. Indexed securities can be affected by stock prices as well as changes in interest rates and the creditworthiness of their issuers and may not track the indexes as accurately as direct investments in the indexes.

Mortgage-indexed securities, for example, could be structured to replicate the performance of mortgage securities and the characteristics of direct ownership.

Inflation-protected securities, for example, can be indexed to a measure of inflation, such as the Consumer Price Index (CPI).

Commodity-indexed securities, for example, can be indexed to a commodities index such as the Bloomberg Commodity Index Total Return℠.

Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the instrument or measure to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments or measures. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies. In calculating a fund's dividends, index-based adjustments may be considered income.

Insolvency of Issuers, Counterparties, and Intermediaries.  Issuers of fund portfolio securities or counterparties to fund transactions that become insolvent or declare bankruptcy can pose special investment risks. In each circumstance, risk of loss, valuation uncertainty, increased illiquidity, and other unpredictable occurrences may negatively impact an investment. Each of these risks may be amplified in foreign markets, where security trading, settlement, and custodial practices can be less developed than those in the U.S. markets, and bankruptcy laws differ from those of the U.S.

As a general matter, if the issuer of a fund portfolio security is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock have priority over the claims of common stock owners. These events can negatively impact the value of the issuer's securities and the results of related proceedings can be unpredictable.

If a counterparty to a fund transaction, such as a swap transaction, a short sale, a borrowing, or other complex transaction becomes insolvent, the fund may be limited in its ability to exercise rights to obtain the return of related fund assets or in exercising other rights against the counterparty. In addition, insolvency and liquidation proceedings take time to resolve, which can limit or preclude a fund's ability to terminate a transaction or obtain related assets or collateral in a timely fashion. Uncertainty may also arise upon the insolvency of a securities or commodities intermediary such as a broker-dealer or futures commission merchant with which a fund has pending transactions. If an intermediary becomes insolvent, while securities positions and other holdings may be protected by U.S. or foreign laws, it is sometimes difficult to determine whether these protections are available to specific trades based on the circumstances. Receiving the benefit of these protections can also take time to resolve, which may result in illiquid positions.

Interfund Borrowing and Lending Program.  Pursuant to an exemptive order issued by the SEC, a Fidelity® fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates. A Fidelity® fund will borrow through the program only when the costs are equal to or lower than the costs of bank loans. A Fidelity® fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A Fidelity® fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Investment-Grade Debt Securities.  Investment-grade debt securities include all types of debt instruments that are of medium and high-quality. Investment-grade debt securities include repurchase agreements collateralized by U.S. Government securities as well as repurchase agreements collateralized by equity securities, non-investment-grade debt, and all other instruments in which a fund can perfect a security interest, provided the repurchase agreement counterparty has an investment-grade rating. Some investment-grade debt securities may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. An investment-grade rating means the security or issuer is rated investment-grade by a credit rating agency registered as a nationally recognized statistical rating organization (NRSRO) with the SEC (for example, Moody's Investors Service, Inc.), or is unrated but considered to be of equivalent quality by a fund's adviser. For purposes of determining the maximum maturity of an investment-grade debt security, an adviser may take into account normal settlement periods.

Investment in Wholly-Owned Subsidiary.  A fund may invest up to 25% of its assets in a wholly-owned subsidiary organized under the laws of the Cayman Islands (Subsidiary).

A fund wholly owns and controls the Subsidiary, and the fund and the Subsidiary are both managed by Geode. Unlike the fund, the Subsidiary is not registered under the 1940 Act and therefore is not subject to the investor protections of the 1940 Act. The Subsidiary is expected to invest primarily in commodity-linked derivative investments. As a result, the Subsidiary is subject to risks similar to those of the fund, including the risks of investing in derivatives and commodity-linked investing in general.

By investing in the Subsidiary, a fund may gain exposure to commodities within the limits of Subchapter M of the Internal Revenue Code. Subchapter M requires, among other things, that a fund derive at least 90% of gross income from dividends, interest, and gains from the sale of securities (typically referred to as "qualifying income"). Although income from investment in commodities typically is not "qualifying income," the fund relies on a private letter ruling received by other Fidelity® funds from the Internal Revenue Service ruling that income from investment in the Subsidiary will constitute "qualifying income" under Subchapter M. Changes in U.S. or Cayman Islands laws could cause investments in the Subsidiary to fail to work as expected.

Loans and Other Direct Debt Instruments.  Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand. A fund may acquire loans by buying an assignment of all or a portion of the loan from a lender or by purchasing a loan participation from a lender or other purchaser of a participation.

Lenders and purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of foreign countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Direct lending and investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the lender/purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate lenders/purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a lender/purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

For a Fidelity® fund that limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry, the fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Lower-Quality Debt Securities.  Lower-quality debt securities include all types of debt instruments that have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.

Because the risk of default is higher for lower-quality debt securities, research and credit analysis are an especially important part of managing securities of this type. Such analysis may focus on relative values based on factors such as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer, in an attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future.

A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.

Money Market Securities  are high-quality, short-term obligations. Money market securities may be structured to be, or may employ a trust or other form so that they are, eligible investments for money market funds. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If a structure fails to function as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled definitively on certain legal issues presented by certain structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by a fund.

Mortgage Securities  are issued by government and non-government entities such as banks, mortgage lenders, or other institutions. A mortgage security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage securities, such as collateralized mortgage obligations (or "CMOs"), make payments of both principal and interest at a range of specified intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage securities are based on different types of mortgages, including those on commercial real estate or residential properties. Stripped mortgage securities are created when the interest and principal components of a mortgage security are separated and sold as individual securities. In the case of a stripped mortgage security, the holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying mortgage.

Fannie Maes and Freddie Macs are pass-through securities issued by Fannie Mae and Freddie Mac, respectively. Fannie Mae and Freddie Mac, which guarantee payment of interest and repayment of principal on Fannie Maes and Freddie Macs, respectively, are federally chartered corporations supervised by the U.S. Government that act as governmental instrumentalities under authority granted by Congress. Fannie Mae and Freddie Mac are authorized to borrow from the U.S. Treasury to meet their obligations. Fannie Maes and Freddie Macs are not backed by the full faith and credit of the U.S. Government.

The value of mortgage securities may change due to shifts in the market's perception of issuers and changes in interest rates. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage securities are subject to prepayment risk, which is the risk that early principal payments made on the underlying mortgages, usually in response to a reduction in interest rates, will result in the return of principal to the investor, causing it to be invested subsequently at a lower current interest rate. Alternatively, in a rising interest rate environment, mortgage security values may be adversely affected when prepayments on underlying mortgages do not occur as anticipated, resulting in the extension of the security's effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The prices of stripped mortgage securities tend to be more volatile in response to changes in interest rates than those of non-stripped mortgage securities.

A fund may seek to earn additional income by using a trading strategy (commonly known as "mortgage dollar rolls" or "reverse mortgage dollar rolls") that involves selling (or buying) mortgage securities, realizing a gain or loss, and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities that are permissible investments for the fund. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction, a fund is entitled to interest and principal payments on the securities purchased. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. This trading strategy may increase interest rate exposure and result in an increased portfolio turnover rate which increases costs and may increase taxable gains.

Municipal Securities  are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, or financing for specific projects or public facilities. They may be issued in anticipation of future revenues and may be backed by the full taxing power of a municipality, the revenues from a specific project, or the credit of a private organization. The value of some or all municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders. A municipal security may be owned directly or through a participation interest.

Put Features  entitle the holder to sell a security back to the issuer or a third party at any time or at specified intervals. In exchange for this benefit, a fund may accept a lower interest rate. Securities with put features are subject to the risk that the put provider is unable to honor the put feature (purchase the security). Put providers often support their ability to buy securities on demand by obtaining letters of credit or other guarantees from other entities. Demand features, standby commitments, and tender options are types of put features.

Real Estate Investment Trusts.  Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Real estate investment trusts issue debt securities to fund the purchase and/or development of commercial properties. The value of these debt securities may be affected by changes in the value of the underlying property owned by the trusts, the creditworthiness of the trusts, interest rates, and tax and regulatory requirements. Real estate investment trusts are dependent upon management skill and the cash flow generated by the properties owned by the trusts. Real estate investment trusts are at the risk of the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Reforms and Government Intervention in the Financial Markets.  Economic downturns can trigger various economic, legal, budgetary, tax, and regulatory reforms across the globe. Instability in the financial markets in the wake of the 2008 economic downturn led the U.S. Government and other governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that experienced extreme volatility, and in some cases, a lack of liquidity. Reforms are ongoing and their effects are uncertain. Federal, state, local, foreign, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a fund invests, or the issuers of such instruments, in ways that are unforeseeable. Reforms may also change the way in which a fund is regulated and could limit or preclude a fund's ability to achieve its investment objective or engage in certain strategies. Also, while reforms generally are intended to strengthen markets, systems, and public finances, they could affect fund expenses and the value of fund investments.

The value of a fund's holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a fund invests. In the event of such a disturbance, the issuers of securities held by a fund may experience significant declines in the value of their assets and even cease operations, or may receive government assistance accompanied by increased restrictions on their business operations or other government intervention. In addition, it is not certain that the U.S. Government or foreign governments will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted.

Repurchase Agreements  involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. A fund may be limited in its ability to exercise its right to liquidate assets related to a repurchase agreement with an insolvent counterparty. A Fidelity® fund may engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by the fund's adviser.

Restricted Securities  are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (1933 Act), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Reverse Repurchase Agreements.  In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. A Fidelity® fund may enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by the fund's adviser. Such transactions may increase fluctuations in the market value of a fund's assets and, if applicable, a fund's yield, and may be viewed as a form of leverage.

Securities Lending.  A Fidelity® fund may lend securities to parties such as broker-dealers or other institutions, including an affiliate. Fidelity® funds for which Geode serves as sub-adviser or adviser will not lend securities to Geode or its affiliates. Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the fund with collateral in an amount at least equal to the value of the securities loaned. The fund seeks to maintain the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, the fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. For a Fidelity® fund, loans will be made only to parties deemed by the fund's adviser to be in good standing and when, in the adviser's judgment, the income earned would justify the risks.

Cash received as collateral through loan transactions may be invested in other eligible securities, including shares of a money market fund. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

Securities of Other Investment Companies,  including shares of closed-end investment companies (which include business development companies (BDCs)), unit investment trusts, and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the underlying investment company-level, such as portfolio management fees and operating expenses. Fees and expenses incurred indirectly by a fund as a result of its investment in shares of one or more other investment companies generally are referred to as "acquired fund fees and expenses" and may appear as a separate line item in a fund's prospectus fee table. For certain investment companies, such as BDCs, these expenses may be significant. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their NAV. Others are continuously offered at NAV, but may also be traded in the secondary market.

The securities of closed-end funds may be leveraged. As a result, a fund may be indirectly exposed to leverage through an investment in such securities. An investment in securities of closed-end funds that use leverage may expose a fund to higher volatility in the market value of such securities and the possibility that the fund's long-term returns on such securities will be diminished.

The extent to which a fund can invest in securities of other investment companies may be limited by federal securities laws.

A fund that seeks to track the performance of a particular index could invest in investment companies that seek to track the performance of indexes other than the index that the fund seeks to track.

Short Sales "Against the Box"  are short sales of securities that a fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding.

Short sales against the box could be used to protect the NAV of a money market fund in anticipation of increased interest rates, without sacrificing the current yield of the securities sold short. A money market fund will incur transaction costs in connection with opening and closing short sales against the box. A fund (other than a money market fund) will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

Short Sales.  Stocks underlying a fund's convertible security holdings can be sold short. For example, if a fund's adviser anticipates a decline in the price of the stock underlying a convertible security held by the fund, it may sell the stock short. If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security. Fidelity® funds that employ this strategy generally intend to hedge no more than 15% of total assets with short sales on equity securities underlying convertible security holdings under normal circumstances.

A fund will be required to set aside securities equivalent in kind and amount to those sold short (or securities convertible or exchangeable into such securities) and will be required to hold them aside while the short sale is outstanding. A fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales.

Sources of Liquidity or Credit Support.  Issuers may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, swaps, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. An adviser and its affiliates may rely on their evaluation of the credit of the issuer or the credit of the liquidity or credit enhancement provider in determining whether to purchase or hold a security supported by such enhancement. In addition, an adviser and its affiliates may rely on their evaluation of the credit of the issuer or the credit of the liquidity or credit enhancement provider for purposes of making initial and ongoing minimal credit risk determinations for a money market fund. In evaluating the credit of a foreign bank or other foreign entities, factors considered may include whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the issuer and/or entity providing the enhancement could affect the value of the security or a fund's share price.

Stripped Securities  are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.

Privately stripped government securities are created when a dealer deposits a U.S. Treasury security or other U.S. Government security with a custodian for safekeeping. The custodian issues separate receipts for the coupon payments and the principal payment, which the dealer then sells.

Because the SEC does not consider privately stripped government securities to be U.S. Government securities for purposes of Rule 2a-7, a fund must evaluate them as it would non-government securities pursuant to regulatory guidelines applicable to money market funds.

Structured Securities  (also called "structured notes") are derivative debt securities, the interest rate on or principal of which is determined by an unrelated indicator. The value of the interest rate on and/or the principal of structured securities is determined by reference to changes in the value of a reference instrument (e.g., a security or other financial instrument, asset, currency, interest rate, commodity, or index) or the relative change in two or more reference instruments. A structured security may be positively, negatively, or both positively and negatively indexed; that is, its value or interest rate may increase or decrease if the value of the reference instrument increases. Similarly, its value or interest rate may increase or decrease if the value of the reference instrument decreases. Further, the change in the principal amount payable with respect to, or the interest rate of, a structured security may be calculated as a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s); therefore, the value of such structured security may be very volatile. Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instrument. Structured securities may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. In addition, because structured securities generally are traded over-the-counter, structured securities are subject to the creditworthiness of the counterparty of the structured security, and their values may decline substantially if the counterparty's creditworthiness deteriorates.

Commodity-linked notes are a type of structured note. Commodity-linked notes are privately negotiated structured debt securities indexed to the return of an index such as the Bloomberg Commodity Index Total Return℠, which is representative of the commodities market. They are available from a limited number of approved counterparties, and all invested amounts are exposed to the dealer's credit risk. Commodity-linked notes may be leveraged. For example, if a fund invests $100 in a three-times leveraged commodity-linked note, it will exchange $100 principal with the dealer to obtain $300 exposure to the commodities market because the value of the note will change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying index. This means a $100 note may be worth $70 if the commodity index decreased by 10 percent.

Temporary Defensive Policies.  In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If a fund does so, different factors could affect the fund's performance and the fund may not achieve its investment objective.Each Fidelity Freedom® Index Fund reserves the right to invest without limitation in money market funds for temporary, defensive purposes.

Transfer Agent Bank Accounts.  Proceeds from shareholder purchases of a Fidelity® fund may pass through a series of demand deposit bank accounts before being held at the fund's custodian. Redemption proceeds may pass from the custodian to the shareholder through a similar series of bank accounts.

If a bank account is registered to the transfer agent or an affiliate, who acts as an agent for the funds when opening, closing, and conducting business in the bank account, the transfer agent or an affiliate may invest overnight balances in the account in repurchase agreements. Any balances that are not invested in repurchase agreements remain in the bank account overnight. Any risks associated with such an account are investment risks of the funds. A fund faces the risk of loss of these balances if the bank becomes insolvent.

Variable and Floating Rate Securities  provide for periodic adjustments in the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate or the issuer's credit quality, sometimes subject to a cap or floor on such rate. Some variable or floating rate securities are structured with put features that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries. For purposes of determining the maximum maturity of a variable or floating rate security, a fund's adviser may take into account normal settlement periods.

Warrants.  Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

When-Issued and Forward Purchase or Sale Transactions  involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.

When purchasing securities pursuant to one of these transactions, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. Because payment for the securities is not required until the delivery date, these risks are in addition to the risks associated with a fund's investments. If a fund remains substantially fully invested at a time when a purchase is outstanding, the purchases may result in a form of leverage. When a fund has sold a security pursuant to one of these transactions, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could miss a favorable price or yield opportunity or suffer a loss.

A fund may renegotiate a when-issued or forward transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund.

A fund may also engage in purchases or sales of "to be announced" or "TBA" securities, which usually are transactions in which a fund buys or sells mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount. TBA trades can be used by a fund for investment purposes in order to gain exposure to certain securities, or for hedging purposes to adjust the risk exposure of a fund portfolio without having to restructure a portfolio. Purchases and sales of TBA securities involve risks similar to those discussed above for other when-issued and forward purchase and sale transactions. In addition, when a fund sells TBA securities, it incurs risks similar to those incurred in short sales. For example, when a fund sells TBA securities without owning or having the right to obtain the deliverable securities, it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. Also, a fund may be unable to purchase the deliverable securities if the corresponding market is illiquid. In such transactions, the fund will set aside liquid assets in an amount sufficient to offset its exposure as long as the fund's obligations are outstanding.

Zero Coupon Bonds  do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating a fund's dividend, a portion of the difference between a zero coupon bond's purchase price and its face value is considered income.

In addition to the investment policies and limitations discussed above, a fund is subject to the additional operational risk discussed below.

Considerations Regarding Cybersecurity. With the increased use of technologies such as the Internet to conduct business, a fund’s service providers are susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events and may arise from external or internal sources. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information; corrupting data, equipment or systems; or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber incidents affecting a fund’s manager, any sub-adviser and other service providers (including, but not limited to, fund accountants, custodians, transfer agents and financial intermediaries) have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with a fund’s ability to calculate its NAV, impediments to trading, the inability of fund shareholders to transact business, destruction to equipment and systems, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. Similar adverse consequences could result from cyber incidents affecting issuers of securities in which a fund invests, counterparties with which a fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and service providers for fund shareholders) and other parties. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.

While a fund’s service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, a fund cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect a fund or its shareholders. A fund and its shareholders could be negatively impacted as a result.

SPECIAL GEOGRAPHIC CONSIDERATIONS

Emerging Markets. Investments in companies domiciled in emerging market countries may be subject to potentially higher risks than investments in developed countries. These risks include: (i) less social, political, and economic stability; (ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities, or low or non-existent trading volumes; (iii) foreign exchanges and broker-dealers may be subject to less scrutiny and regulation by local authorities; (iv) local governments may decide to seize or confiscate securities held by foreign investors, local governments may restrict an investor's ability to sell or redeem securities, and/or local governments may decide to suspend or limit an issuer's ability to make dividend or interest payments; (v) local governments may limit or entirely restrict repatriation of invested capital, profits, and dividends; (vi) capital gains may be subject to local taxation, including on a retroactive basis; (vii) issuers facing restrictions on dollar or euro payments imposed by local governments may attempt to make dividend or interest payments to foreign investors in the local currency; (viii) investors may experience difficulty in enforcing legal claims related to the securities and/or local judges may favor the interests of the issuer over those of foreign investors; (ix) bankruptcy judgments may only be permitted to be paid in the local currency; (x) limited public information regarding the issuer may result in greater difficulty in determining market valuations of the securities; and (xi) infrequent financial reporting, substandard disclosure, and differences in accounting standards may make it difficult to ascertain the financial health of an issuer. In addition, unlike developed countries, many emerging countries' economic growth highly depends on exports and inflows of external capital, making them more vulnerable to the downturns of the world economy. The recent global financial crisis weakened the global demand for their exports and tightened international credit supplies, highlighting the sensitivity of emerging economies to the performance of their trading partners. As the economic growth rate of China slows and commodities enter a cyclical downturn, emerging markets may face significant economic difficulties as demand for their exports weakens. Developing countries may also face disproportionately large exposure to the negative effects of climate change, both because of geography and because they lack access to technology to adapt to its effects, which could include increased frequency and severity of natural disasters and extreme weather events such as droughts, rising sea levels, decreased crop yields, and increased spread of disease, all of which could harm performance of affected economies.

Many emerging market countries suffer from uncertainty and corruption in their legal frameworks. Legislation may be difficult to interpret and laws may be too new to provide any precedential value. Laws regarding foreign investment and private property may be weak, not enforced, or non-existent. Sudden changes in governments or the transition of regimes may result in policies that are less favorable to investors such as policies designed to expropriate or nationalize "sovereign" assets. Certain emerging market countries in the past have expropriated large amounts of private property, in many cases with little or no compensation, and there can be no assurance that such expropriation will not occur in the future.

The United States may impose economic sanctions against emerging market companies in various sectors in which the fund may invest. These sanctions, if imposed, could impair a fund's ability to meet its investment objectives. A fund may be prohibited from investing in securities issued by companies subject to such sanctions and may be required to freeze its existing investments in those companies, prohibiting the fund from selling or otherwise transacting in these investments. Such sanctions, or other intergovernmental actions that may be taken in the future, may result in the devaluation of the country's currency, a downgrade in the country's credit rating, and a decline in the value and liquidity of impacted company stocks.

Many emerging market countries in which a fund may invest lack the social, political, and economic stability characteristic of the United States. Political instability among emerging market countries can be common and may be caused by an uneven distribution of wealth, social unrest, labor strikes, civil wars, and religious oppression. Economic instability in emerging market countries may take the form of: (i) high interest rates; (ii) high levels of inflation, including hyperinflation; (iii) high levels of unemployment or underemployment; (iv) changes in government economic and tax policies, including confiscatory taxation (or taxes on foreign investments); and (v) imposition of trade barriers.

Currencies of emerging market countries are subject to significantly greater risks than currencies of developed countries. Some emerging market currencies may not be internationally traded or may be subject to strict controls by local governments, resulting in undervalued or overvalued currencies. Some emerging market countries have experienced balance of payment deficits and shortages in foreign exchange reserves. As a result, some governments have responded by restricting currency conversions. Future restrictive exchange controls could prevent or restrict a company's ability to make dividend or interest payments in the original currency of the obligation (usually U.S. dollars). In addition, even though the currencies of some emerging market countries may be convertible into U.S. dollars, the conversion rates may be artificial relative to their actual market values.

Governments of many emerging market countries have become overly reliant on the international capital markets and other forms of foreign credit to finance large public spending programs which cause huge budget deficits. Often, interest payments have become too overwhelming for these governments to meet, as these payments may represent a large percentage of a country's total GDP. Accordingly, these foreign obligations have become the subject of political debate and served as fuel for political parties of the opposition, which pressure governments not to make payments to foreign creditors, but instead to use these funds for social programs. Either due to an inability to pay or submission to political pressure, the governments have been forced to seek a restructuring of their loan and/or bond obligations, have declared a temporary suspension of interest payments, or have defaulted on their outstanding debt obligations. These events have adversely affected the values of securities issued by the governments and corporations domiciled in these emerging market countries and have negatively affected not only their cost of borrowing, but their ability to borrow in the future as well. Emerging markets have also benefited from continued monetary policies adopted by the central banks of developed countries. The U.S. Federal Reserve, however, ended its quantitative easing program in October 2014.

In addition to their over-reliance on international capital markets, many emerging economies are also highly dependent on international trade and exports, including exports of oil and other commodities. As a result, these economies are particularly vulnerable to downturns of the world economy. In recent years, emerging market economies have been subject to tightened international credit supplies and weakened global demand for their exports and, as a result, certain of these economies faced significant difficulties and some economies face recessionary concerns. Over the last decade, emerging market countries, and companies domiciled in such countries, have acquired significant debt levels. Any potential increase in U.S. interest rates could restrict the access to relatively inexpensive credit supplies and jeopardize the ability of emerging market countries to pay their respective debt service obligations. Although certain economies in emerging market countries have shown signs of growth and recovery, continued growth is dependent on the uncertain economic outlook of China, Japan, the European Union, and the United States. The reduced demand for exports and lack of available capital for investment resulting from the European crisis, a slowdown in China, and weakened global economy may inhibit growth for emerging market countries.

Canada.

Political. Canada's parliamentary system of government is, in general, stable. Quebec does have a "separatist" opposition party whose objective is to achieve sovereignty and increased self-governing legal and financial powers for the province. To date, referendums on Quebec sovereignty have been defeated. If a referendum about the independence of Quebec were successful, the Canadian federal government may be obliged to negotiate with Quebec.

Economic. Canada is a major producer of commodities such as forest products, metals, agricultural products, and energy related products like oil, gas, and hydroelectricity. Accordingly, changes in the supply and demand of base commodity resources and industrial and precious metals and materials, both domestically and internationally, can have a significant effect on Canadian market performance.

The United States is Canada's largest trading partner and developments in economic policy and U.S. market conditions have a significant impact on the Canadian economy. The expanding economic and financial integration of the United States, Canada, and Mexico through the North American Free Trade Agreement may make the Canadian economy and securities market more sensitive to North American trade patterns.

In recent years, growth slowed down in certain sectors of the Canadian economy, particularly energy extraction and manufacturing. Although the Canadian economy had suffered from a recession due, in part, to the recent global financial crisis, the Canadian economy has since recovered. However, growth forecasts remain modest, especially as commodities are in the midst of a cyclical downturn, which has adversely affected the Canadian economy. Furthermore, the relative strength of the Canadian dollar against the U.S. dollar may negatively affect Canada's ability to export, which could limit Canada's economic growth.

Europe. The European Union (EU) is an intergovernmental and supranational union of European countries spanning the continent, each known as a member state. One of the key activities of the EU is the establishment and administration of a common single market, consisting of, among other things, a common trade policy. In order to pursue this goal, member states established, among other things, the European Economic and Monetary Union (EMU), which sets out different stages and commitments that member states need to follow to achieve greater economic policy coordination and monetary cooperation, including the adoption of a single currency, the euro. While all EU member states participate in the economic union, only certain EU member states have adopted the euro as their currency. When a member state adopts the euro as its currency, the member state no longer controls its own monetary policies. Instead, the authority to direct monetary policy is exercised by the European Central Bank (ECB).

While economic and monetary convergence in the EU may offer new opportunities for those investing in the region, investors should be aware that the success of the EU is not wholly assured. European countries can be significantly affected by the tight fiscal and monetary controls that the EU governing institutions may impose on its members or with which candidates for EMU membership are required to comply. Europe must grapple with a number of challenges, any one of which could threaten the survival of this monumental undertaking. The countries adopting the euro must adjust to a unified monetary system, the absence of exchange rate flexibility, and the loss of some degree of economic sovereignty. Europe's economies are diverse, its governments are decentralized, and its cultures differ widely. Unemployment in some European countries has historically been higher than in the United States and could pose political risk, and has, since the financial crisis, reached abnormally high levels. Many EU nations are susceptible to high economic risks associated with high levels of debt, notably due to investments in sovereign debts of European countries such as Greece, Italy, Spain, Portugal, and the Republic of Ireland. One or more member states might exit the EU, placing its currency and banking system in jeopardy. The EU currently faces major issues involving its membership, structure, procedures and policies, including the successful political, economic and social integration of new member states, the EU's resettlement and distribution of refugees, and resolution of the EU's problematic fiscal and democratic accountability. Efforts of the member states to continue to unify their economic and monetary policies may increase the potential for similarities in the movements of European markets and reduce the benefit of diversification within the region.

Political. Over the last two decades, the EU has extended its membership and influence to the east. It has accepted several Eastern European countries as new members, and has engaged with several other countries regarding future enlargement. It is hoped that membership for these states will help cement economic and political stability across the region. For these countries, membership serves as a strong political impetus to engage in regulatory and political reforms and to employ tight fiscal and monetary policies. Nevertheless, certain new member states, including former Soviet satellites, remain burdened to various extents by the inherited inefficiencies of centrally planned economies similar to what existed under the Soviet Union. Further expansion of the EU has long-term economic benefits for both member states and potential expansion candidates. However, certain European countries are not viewed as currently suitable for membership, especially countries further east with less developed economies. Also, as the EU continues to enlarge, the candidate countries' accessions may grow more controversial. Some member states may repudiate certain candidate countries joining the EU upon concerns about the possible economic, immigration, and cultural implications that may result from such enlargement. The current and future status of the EU therefore continues to be the subject of political controversy, with widely differing views both within and between member states. The growth of nationalist and populist parties in both national legislatures and the European Parliament may further threaten enlargement, and impede both national and supranational governance.

The United Kingdom, in response to domestic dissatisfaction with EU governance, policies and institutions, has recently threatened to leave the EU. The ruling government has promised a referendum on continuing EU membership by the end of 2017. While all three major political parties have promised to support remaining in the EU, the outcome of any such referendum is uncertain. Furthermore, the ruling government has promised to use the referendum to renegotiate terms of the United Kingdom's membership. The threat of an exit should cause significant uncertainty over the returns of investments in both the United Kingdom and member states.

An increasingly assertive Russia poses its own set of risks for the EU. Opposition to EU expansion to members of the former Soviet bloc may prompt more intervention by Russia in the affairs of its neighbors, as seen in Ukraine since 2014 and Georgia in 2008. Effects of this interventionist stance may take various forms, including direct effects, such as export restrictions on Russia's natural resources, Russian support for separatist groups located in EU countries, or externalities of ongoing conflict, such as an influx of refugees from Ukraine, or collateral damage to foreign assets in conflict zones, all of which could negatively impact EU economic activity.

It is possible that the gap between rich and poor within the EU's member states, and particularly among new members that have not met the requirements for joining the EMU, may increase, and that realigning traditional alliances could alter trading relationships and potentially provoke divisive socioeconomic splits.

In the transition to the single economic system, significant political decisions will be made that may affect market regulation, subsidization, and privatization across all industries, from agricultural products to telecommunications.

The influx of migrants and asylum seekers, primarily from Africa and the Middle East, also poses certain risks to the EU. The ongoing civil war in Syria and economic hardship across Africa and the developing world have produced an outflow of refugees seeking resettlement in the EU. Resettlement itself may be costly for individual countries, particularly those border countries on the periphery of the EU where migrants first enter. However, the pressing questions over accepting, processing and distributing migrants have been a significant source of intergovernmental disagreements and could pose significant dangers to the integrity of the EU.

Economic. As economic conditions across member states may vary widely, there is continued concern about national-level support for the euro and the accompanying coordination of fiscal and wage policy among EMU member states. Member states must maintain tight control over inflation, public debt, and budget deficits in order to qualify for participation in the euro. These requirements severely limit EMU member states' ability to implement fiscal policy to address regional economic conditions. Moreover, member states that use the euro cannot devalue their currencies in the face of economic downturn, precluding them from stoking inflation to reduce their real debt burden and potentially rendering their exports less competitive.

The recent global financial crisis brought several small countries in Europe to the brink of bankruptcy, threatening sovereign default. Many other economies fell into recession, decreasing tax receipts and widening budget deficits. In response, many countries of Europe have implemented fiscal austerity, decreasing discretionary spending in an attempt to decrease their budget deficits. However, many European governments continue to face high levels of public debt and substantial budget deficits, some with shrinking government expenditures, which hinder economic growth in the region and may still threaten the continued viability of the EMU. Due to these large public deficits, some European issuers may continue to have difficulty accessing capital and may be dependent on emergency assistance from European governments and institutions to avoid defaulting on their outstanding debt obligations. The availability of such assistance, however, may be contingent on an issuer's implementation of certain reforms or reaching a required level of performance, which may increase the possibility of default. Such prospects could inject significant volatility into European markets, which may reduce the liquidity or value of a fund's investments in the region. Likewise, the high levels of public debt raise the possibility that certain European issuers may be forced to restructure their debt obligations, which could cause a fund to lose the value of its investments in any such issuer.

The European sovereign debt crisis, the financial crisis, and the ongoing recession in parts of Europe have weakened the banking and financial sectors of many European countries. Many institutions were saddled with high default rates on loans, found their assets hard to value, and were forced to maintain higher capital reserves under new regulations. This has led to decreased returns from finance and banking directly, and has constricted the sector's ability to lend, thus potentially reducing future returns. Further reducing the returns to the banking sector have been the historically low interest rates in Europe prompted by the ECB's expanded asset purchase program. However, the asset purchase program is but one of the ECB's recent policy actions intended to spur economic growth and ward off deflation, including quantitative easing, lowering the ECB's benchmark rate into negative territory, and opening a liquidity channel to encourage bank lending.

European policy makers took unprecedented steps to respond to the economic crisis in the region, and there is an increased risk that regulatory uncertainty could have a negative effect on the value of a fund's investments in the region. Eleven EU countries, led by France and Germany, are currently trying to pass a financial transactions tax to take effect in 2016. Although only transactions in which at least one party is located in one of the adopting nations would be subject to the tax, the extraterritorial effects are expected to be broad. Moreover, governments across the EMU are facing increasing opposition to certain crisis response measures. For example, efforts to reduce public spending in certain countries have been met with large-scale protests. As a result, many governments in the region have collapsed or been voted out of office in recent years. Leaders in some of these countries have openly questioned the sustainability of the EMU, which raises the risk that certain member states will abandon the euro or that the euro may cease to exist as a single currency in its current form. Any such occurrence would likely have wide-ranging effects on global markets that are difficult to predict. However, these effects would likely have a negative impact on a fund's investments in the region.

Although some European economies have shown signs of recovery, the fallout from the financial crisis and the ongoing debt crisis has limited the prospect of short-term growth and economic recovery in the region. Some countries have experienced stagnation, declines in GDP, and returns to recession, raising the specter that other European economies could follow suit. Economic challenges facing the region include high levels of public debt, significant rates of unemployment, aging populations, heavy regulation of non-financial businesses, persistent trade deficits, rigid labor markets, and inability to access credit. Although certain of these challenges may weigh more heavily on some European economies than others, the economic integration of the region increases the likelihood that recession in one country may spread to others. Should Europe fall into another recession, the value of a fund's investments in the region may be affected.

Currency. Investing in euro-denominated securities (or securities denominated in other European currencies) entails risk of being exposed to a currency that may not fully reflect the strengths and weaknesses of the disparate European economies. In addition, many European countries rely heavily upon export-dependent businesses and any strength in the exchange rate between the euro and the U.S. dollar can have either a positive or a negative effect upon corporate profits and the performance of EU investments. Currencies have become more volatile, subjecting a fund's foreign investments to additional risks.

Nordic Countries. The Nordic countries - Iceland, Denmark, Finland, Norway, and Sweden - relate to European integration in different ways. Norway and Iceland are outside the EU, although they are members of the European Economic Area. Denmark, Finland, and Sweden are all EU members, but only Finland has adopted the euro as its currency. Faced with stronger global competition, some Nordic countries have had to scale down their historically generous welfare programs, resulting in drops in domestic demand and increased unemployment. Major industries in the region, such as forestry, agriculture, and oil, face pressure as a result of high labor costs. Economic growth in many Nordic countries continues to be constrained by tight labor markets and adverse European and global economic conditions, particularly the decline in global commodity demand. The Nordic countries' once-vital manufacturing sector has experienced continued contraction due to outsourcing and flagging demand, spurring increasing unemployment. Although only Finland has adopted the euro, all Nordic currencies are facing deflationary pressure. Furthermore, the protracted recovery following the European crisis and the weakened global economy may limit the growth prospects of the Nordic economies.

Eastern Europe. Investing in the securities of Eastern European issuers is highly speculative and involves risks not usually associated with investing in the more developed markets of Western Europe. Political and economic reforms are too recent to establish a definite trend away from centrally planned economies and state-owned industries. Investments in Eastern European countries may involve risks of nationalization, expropriation, and confiscatory taxation.

Many Eastern European countries continue to move towards market economies at different paces with appropriately different characteristics. Most Eastern European markets suffer from thin trading activity, dubious investor protections, and often a dearth of reliable corporate information. Information and transaction costs, differential taxes, and sometimes political or transfer risk give a comparative advantage to the domestic investor rather than the foreign investor. In addition, these markets are particularly sensitive to social, political, economic, and currency events in Western Europe and Russia and may suffer heavy losses as a result of their trading and investment links to these economies and their currencies. In particular, the disruption to the Russian economy as a result of sanctions imposed by the United States and EU in connection with Russia's involvement in Ukraine may hurt Eastern European economies with close trade links to Russia. Russia may also attempt to directly assert its influence in the region through economic or military means.

In some of the countries of Eastern Europe, there is no stock exchange or formal market for securities. Such countries may also have government exchange controls, currencies with no recognizable market value relative to the established currencies of Western market economies, little or no experience in trading in securities, weak or nonexistent accounting or financial reporting standards, a lack of banking and securities infrastructure to handle such trading and a legal tradition without strongly defined property rights. Due to the value of trade and investment between Western Europe and Eastern Europe, credit and debt issues and other economic difficulties affecting Western Europe and its financial institutions can negatively affect Eastern European countries.

Eastern European economies may also be particularly susceptible to the volatility of the international credit market due to their reliance on bank related inflows of foreign capital. The recent global financial crisis restricted international credit supplies and several Eastern European economies faced significant credit and economic crises. Although some Eastern European economies are expanding again, major challenges are still present as a result of their continued dependence on the Western European zone for credit and trade. Accordingly, the European crisis may present serious risks for Eastern European economies, which may have a negative effect on a fund's investments in the region.

Several Eastern European countries on the periphery of the EU have recently been the destination for a surge of refugee and migrants fleeing the civil war in Syria and economic hardship across Africa and the developing world. While these countries have borne many of the direct costs of the surge of refugees and migrants seeking resettlement in Europe, they have also faced significant international criticism over their treatment of migrants and refugees which may dissuade foreign investors by undermining faith in these countries' governance institutions.

Japan. Japan continues to recover from a recurring recession; however, it is still vulnerable to persistent underlying systemic risks. Despite signs of economic growth, Japan is still the subject of recessionary concerns. While Japan experienced an increase in exports in recent years, the rate of export growth has since slowed. The most recent economic recession was likely compounded by Japan's massive government debt, the aging and shrinking of the population, an unstable financial sector, low domestic consumption, and certain corporate structural weaknesses, which remain some of the major long-term problems of the Japanese economy.

Overseas trade is important to Japan's economy and Japan's economic growth is significantly driven by its exports. Japan has few natural resources and must export to pay for its imports of these basic requirements. Meanwhile, Japan's aging and shrinking population increases the cost of the country's pension and public welfare system and lowers domestic demand, making Japan more dependent on exports to sustain its economy. Therefore, any developments that negatively affect Japan's exports could present risks to a fund's investments in Japan. For example, domestic or foreign trade sanctions or other protectionist measures could harm Japan's economy. Likewise, any escalation of tensions with China or South Korea over disputed territorial claims may adversely impact Japan's trading relationship with two of its largest trading partners. In addition, Japan is particularly susceptible to slowing economic growth in China, Japan's largest export market. Given that China is a large importer or Japanese goods and is a significant source of global economic growth the Chinese slowdown may negatively impact Japanese economic growth both directly and indirectly. Similarly, the European crisis and weakened global economy could present additional risks to a fund's investments in Japan.

Japan's recovery from the recession has been affected by economic distress resulting from the earthquake and resulting tsunami that struck northeastern Japan in March 2011 causing major damage along the coast, including damage to nuclear power plants in the region. Following the earthquake, Japan's financial markets fluctuated dramatically, in part due to uncertainty about the country's domestic energy supply. The government injected capital into the economy and proposed plans for massive spending on reconstruction efforts in disaster-affected areas in order to stimulate economic growth. The full extent of the natural disaster's impact on Japan's economy and foreign investment in Japan is difficult to estimate. The risks of natural disasters of varying degrees, such as earthquakes and tsunamis, and the resulting damage, continue to exist.

Successful financial sector reform would contribute to Japan's economic recovery at home and would benefit other economies in Asia. Internal conflict over the proper way to reform the banking system continues to exist. Although, Japanese banks are stable, maintaining large capital bases, they continue to face difficulties generating profits. Currency fluctuations may also significantly affect Japan's economy. In recent years, Japan has employed a program of monetary loosening, fiscal stimulus, and growth-oriented structural reform, which has generated early success in raising growth rates. Although Japan's central bank has continued its quantitative easing program, there is no guarantee such efforts will be sufficient or that additional stimulus policies will not be necessary in the future. Furthermore, the long term potential of this strategy remains uncertain, as the slow growth following the first of two planned increases in Japan's consumption tax put the second round of increases in doubt.

Asia Pacific Region (ex Japan). Many countries in the region have historically faced political uncertainty, corruption, military intervention, and social unrest. Examples include military threats on the Korean peninsula and along the Taiwan Strait, the ethnic, sectarian, and separatist violence found in Indonesia, and the nuclear arms threats between India and Pakistan. To the extent that such events continue in the future, they can be expected to have a negative effect on economic and securities market conditions in the region. In addition, the Asia Pacific geographic region has historically been prone to natural disasters. The occurrence of a natural disaster in the region could negatively impact the economy of any country in the region.

Economic. The economies of many countries in the region are heavily dependent on international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the United States, Japan, China, and the European Union. The countries in this region are also heavily dependent on exports and are thus particularly vulnerable to any weakening in global demand for these products. Many countries in the region are economically reliant on a wide range of commodity exports. Consequently, countries in this region have been adversely affected by the cyclical downturn in global commodity prices and are particularly susceptible to a slowdown in Chinese economic growth. Additionally, countries in this region have experienced high debt levels, an issue that is being compounded by weakened local currencies. The recent global financial crisis spread to the region, significantly lowering its exports and foreign investments in the region, which are driving forces of its economic growth. In addition, the economic crisis also significantly affected consumer confidence and local stock markets. Although the economies of many countries in the region have exhibited signs of growth, such improvements, if sustained, may be gradual. Furthermore, any such growth may be limited or hindered by the reduced demand for exports due to slowing growth in China, which could significantly reduce demand for the natural resources many Asia Pacific economies export. Because China has been such a major source of demand for raw materials and a supplier of foreign direct investment to exporting economies, the slowdown of the Chinese economy could significantly affect regional growth. Regional growth may also be limited by lack of available capital for investment resulting from the European crisis and weakened global economy, as well as the tapering of the monetary policies adopted by the central banks of developed countries. However, as previously indicated, the United States Federal Reserve ended its quantitative easing in October 2014.

The Republic of Korea (South Korea). Investing in South Korea involves risks not typically associated with investing in the U.S. securities markets. Investments in South Korea are, in part, dependent on the maintenance of peaceful relations with North Korea. Relations between the two remain tense, as exemplified in periodic acts of hostility, and the possibility of serious military engagement still exists.

The Korean economy's reliance on international trade makes it highly sensitive to fluctuations in international commodity prices, currency exchange rates and government regulation, and vulnerable to downturns of the world economy. South Korea has experienced modest economic growth in recent years, such continued growth may slow due, in part, to the economic slowdown in China and the increased competitive advantage of Japanese exports with the weakened yen. South Korea is particularly sensitive to the economic undulations of its four largest export markets (the European Union, Japan, United States, and China), which all face economic difficulties, including low growth rates. The economic weakness of South Korea's most important trading partners could stifle demands for South Korean exports and damage its own economic prospects. In particular, given that China is both a large importer of South Korean goods and a significant source of global demand, the Chinese slowdown may, directly or indirectly, negatively impact South Korean economic growth. The South Korean economy’s long-term challenges include a rapidly aging population, inflexible labor market, and overdependence on exports to drive economic growth.

China Region. The China Region encompasses the People's Republic of China, Taiwan, and Hong Kong. The region is highly interconnected and interdependent, with relationships and tensions built on trade, finance, culture, and politics. The economic success of China will continue to have an outsized influence on the growth and prosperity of Taiwan and Hong Kong.

Although the People's Republic of China has experienced three decades of unprecedented growth, it now faces a slowing economy. The real estate market, which many observers believed to be inflated, has begun to decline. Local governments, which had borrowed heavily to bolster growth, face high debt burdens and limited revenue sources. Demand for Chinese exports by Western countries, including the United States and Europe, may weaken due to the effects of weakened economic growth in those countries resulting from the European crisis and weakened global economy. Additionally, Chinese land reclamation projects and actions to lay claim to disputed islands have caused relations with China's regional trading partners to suffer, and could cause further disruption to regional trade. In the long run, China's ability to develop and sustain a credible legal, regulatory, monetary, and socioeconomic system could influence the course of outside investment.

Hong Kong is closely tied to China, economically and politically, following the United Kingdom's 1997 handover of the former colony to China to be governed as a Special Administrative Region. Changes to Hong Kong's legal, financial, and monetary system could negatively impact its economic prospects. Hong Kong's evolving relationship with the central government in Beijing could prove a source of future political unrest and economic disruption.

Although many Taiwanese companies heavily invest in China, a state of hostility continues to exist between China and Taiwan. Taiwan's political stability and ability to sustain its economic growth could be significantly affected by its political and economic relationship with China. Although economic and political relations have both improved, Taiwan remains vulnerable to both Chinese territorial ambitions and economic downturns.

In addition to the risks inherent in investing in the emerging markets, the risks of investing in China, Hong Kong, and Taiwan merit special consideration.

People's Republic of China. China's economy has transitioned from a rigidly central-planned state-run economy to one that has been only partially reformed by more market-oriented policies. Although the Chinese government has implemented economic reform measures, reduced state ownership of companies and established better corporate governance practices, a substantial portion of productive assets in China are still owned by the Chinese government. The government continues to exercise significant control over regulating industrial development and, ultimately, control over China's economic growth, both through direct involvement in the market through state owned enterprises, and indirectly by allocating resources, controlling access to credit, controlling payment of foreign currency-denominated obligations, setting monetary policy and providing preferential treatment to particular industries or companies.

After many years of steady growth, the growth rate of China's economy has recently slowed. Although this slowdown was to some degree intentional, as an attempt to stop certain sectors from overheating, and an attempt to shift the economy from one based on low cost export manufacturing to a model driven more by domestic consumption, it holds significant economic, social and political risks. For one, the real estate market, once rapidly growing in major cities, has slowed down and may prompt government intervention to prevent collapse. Additionally, local government debt is still very high, and local governments have few viable means to raise revenue, especially with the fall in demand for housing. Moreover, although China has tried to restructure its economy towards consumption, it remains heavily dependent on exports and is, therefore, susceptible to downturns abroad which may weaken demand for its exports and reduced foreign investments in the country. In particular, the economy faces the prospect of prolonged weakness in demand for Chinese exports as its major trading partners, such as the United States, Japan, and Europe, continue to experience economic uncertainty stemming from the European crisis and weakened global economy, among other things. Over the long term, China's aging infrastructure, worsening environmental conditions, rapid and inequitable urbanization, and quickly widening urban and rural income gap, which all carry political and economic implications, are among the country's major challenges. China also faces problems of domestic unrest and provincial separatism.

Chinese territorial claims are another source of tension and present risks to diplomatic and trade relations with certain of China's regional trade partners. Recent Chinese assertiveness, as seen in its land reclamation projects and the establishment of an Air Defense Identification Zone over islands claimed and occupied by Japan, raises fears of both accidental military conflict, and that Chinese territorial claims result in international reprisal. Such a reprisal may reduce international demand for Chinese goods and services, or causing a decline in foreign direct investment, both of which could have a negative effect on a fund's investments in the securities of Chinese issuers.

As with all transition economies, China's ability to develop and sustain a credible legal, regulatory, monetary, and socioeconomic system could influence the course of outside investment. The Chinese legal system, in particular, constitutes a significant risk factor for investors. The Chinese legal system is based on statutes. Since the late 1970s, Chinese legislative bodies have promulgated laws and regulations dealing with various economic matters such as foreign investment, corporate organization and governance, commerce, taxation, and trade. However, these laws are relatively new and published court decisions based on these laws are limited and non-binding. The interpretation and enforcement of these laws and regulations are uncertain.

China continues to limit direct foreign investments generally in industries deemed important to national interests. Foreign investment in domestic securities is also subject to substantial restrictions. Securities listed on China's two main stock exchanges are divided into two classes. One of the two classes is limited to domestic investors (and a small group of qualified international investors), while the other is available to both international and domestic investors. Although the Chinese government has announced plans to merge the two markets, it is uncertain whether and to what extent such a merger will take place. The existing bifurcated system raises liquidity and stability concerns. Some believe that China's currency is undervalued. Currency fluctuations could significantly affect China and its trading partners. China continues to exercise control over the value of its currency, rather than allowing the value of the currency to be determined by market forces. This type of currency regime may experience sudden and significant currency adjustments, which may adversely impact investment returns. One such currency adjustment occurred recently, in which China purposefully devalued the yuan in an effort to bolster economic growth.

Additionally, China's stock market has experienced tumult and high volatility, which has prompted the Chinese government to implement a number of policies and restrictions with regards to the securities market. For instance, the government implemented a temporary moratorium on the sale of certain securities, subject to certain conditions. While these actions are aimed at maintaining growth and stability in the stock market, investors in Chinese securities may be negatively affected by, among other things, disruptions in the ability to sell securities for compliance with investment objectives or when most advantageous given market conditions. It is not clear what the long-term effect of these policies will be on the securities market in China or whether additional actions by the government will occur in the future.

Hong Kong. In 1997, the United Kingdom handed over control of Hong Kong to the People's Republic of China. Since that time, Hong Kong has been governed by a semi-constitution known as the Basic Law, while defense and foreign affairs are the responsibility of the central government in Beijing. The chief executive of Hong Kong is appointed by the Chinese government. However, Hong Kong is able to participate in international organizations and agreements and it continues to function as an international financial center, with no exchange controls, free convertibility of the Hong Kong dollar and free inward and outward movement of capital. The Basic Law also guarantees existing freedoms, including the freedom of speech, assembly, press, and religion, as well as the right to strike and travel. Business ownership, private property, the right of inheritance and foreign investment are also protected by law. By treaty, China has committed to preserve Hong Kong's high degree of autonomy in certain matters until 2047. However, recent protests in Hong Kong over political, economic, and legal freedoms, and the Chinese government's response to them, demonstrate the political uncertainty within Hong Kong and there is no guarantee that additional protests will not arise in the future.

Hong Kong has experienced strong economic growth in recent years due, in part, to its close ties with China and a strong service sector, but Hong Kong still faces concerns over overheating in certain sectors of its economy, such as its real estate market, which could limit Hong Kong's future growth. In addition, because of Hong Kong's heavy reliance on international trade and global financial markets, Hong Kong remains exposed to significant risks as a result of the European crisis and weakened global economy. Likewise, due to Hong Kong's close political and economic ties with China, the economic slowdown on the mainland has had a negative impact on Hong Kong's economy.

Taiwan. For decades, a state of hostility has existed between Taiwan and the People's Republic of China. China has long deemed Taiwan a part of the "one China" and has made a nationalist cause of recovering it. In the past, China has staged frequent military provocations off the coast of Taiwan and made threats of full-scale military action. However, tensions have lowered, exemplified by improved relations, including the first official contacts between the governments on China and Taiwan since 1949. Foreign trade has been the engine of rapid growth in Taiwan and has transformed the island into one of Asia's great exporting nations. As an export-oriented economy, Taiwan depends on an open world trade regime and remains vulnerable to downturns in the world economy. Taiwanese companies continue to compete mostly on price, producing generic products or branded merchandise on behalf of multinational companies. Accordingly, these businesses can be particularly vulnerable to currency volatility and increasing competition from neighboring lower-cost countries. Moreover, many Taiwanese companies are heavily invested in mainland China and other countries throughout Southeast Asia, making them susceptible to political events and economic crises in these parts of the region. The economic slowdown in China has prompted China to ease monetary policy in an effort to stabilize growth prospects. Significantly, Taiwan and China recently entered into agreements covering banking, securities, and insurance. Closer economic links with the mainland may bring greater opportunities for the Taiwanese economy, but also poses new challenges. For example, foreign direct investment in China has resulted in Chinese import substitution away from Taiwan's exports and a restriction of potential job creation in Taiwan. More recently, Taiwan has sought to diversify its export markets and reduce its dependence on the Chinese market by increasing exports to the United States, Japan, Europe, and other Asian countries. In addition, the lasting effects of the European crisis and weakened global economy may reduce demand for Taiwan's exports, which could cause the economy to face a recession.

India. The value of a fund's investments in Indian securities may be affected by, among other things, political developments, rapid changes in government regulation, state intervention in private enterprise, nationalization or expropriation of foreign assets, legal uncertainty, high rates of inflation or interest rates, currency volatility, and civil unrest. Moreover, the Indian economy remains vulnerable to natural disasters, such as droughts and monsoons. In addition, any escalation of tensions with Pakistan may have a negative impact on a fund's investments in India. Likewise, political, social and economic disruptions caused by domestic sectarian violence or terrorist attacks may also present risks to a fund's investments in India.

The Indian economy is heavily dependent on exports and services provided to U.S. and European companies, and is vulnerable to any weakening in global demand for these products and services. In recent years, rising wages have chipped away at India's competitive advantage in certain service sectors. A slowdown in the manufacturing sector, a large fiscal deficit, and persistent inflation have led to several years of tepid economic growth in India. While the economic growth rate has risen more recently, it is uncertain whether higher growth rates are sustainable without more fundamental governance reforms.

Furthermore, restrictions or controls applicable to foreign investment in the securities of issuers in India may also adversely affect a fund's investments within the country. The availability of financial instruments with exposure to Indian financial markets may be substantially limited by restrictions on foreign investors. Foreign investors are required to observe certain investment restrictions, including limits on shareholdings, which may impede a fund's ability to invest in certain issuers or to fully pursue its investment objective. These restrictions may also have the effect of reducing demand for, or limiting the liquidity of, such investments. There can be no assurance that the Indian government will not impose restrictions on foreign capital remittances abroad or otherwise modify the exchange control regime applicable to foreign investors in such a way that may adversely affect the ability of a fund to repatriate their income and capital.

Shares of many Indian issuers are held by a limited number of persons and financial institutions, which may limit the number of shares available for investment. In addition, further issuances of securities by Indian issuers in which a fund has invested could dilute the investments of existing shareholders and could adversely affect the market price of such securities. Sales of securities by such issuer's major shareholders may also significantly and adversely affect other shareholders. Moreover, a limited number of issuers represent a disproportionately large percentage of market capitalization and trading value in India.

Recently, the Indian government has sought to implement numerous reforms to the economy, including efforts to bolster the Indian manufacturing sector and entice foreign direct investment. However, such reformation efforts have proven difficult and there is no guarantee that such reforms will be implemented or that they will be implemented in a manner that benefits investors.

Indonesia. Over the last decade, Indonesia has applied prudent macroeconomic efforts and policy reforms that have led to modest growth in recent years, but many economic development problems remain, including high unemployment, a fragile banking sector, endemic corruption, inadequate infrastructure, a poor investment climate, inflationary pressures and unequal resource distribution among regions. These problems may limit the country's ability to contain the severe and negative impact of the recent global financial crisis on its economy. In addition, Indonesia continues to be at risk of ethnic, sectarian, and separatist violence. Furthermore, slow budgetary disbursements have created challenges for government programs related to infrastructure, secondary education, and certain social policies.

Indonesia's dependence on resource extraction and export leaves it vulnerable to a slowdown of economies of its trading partners and a decline in commodity prices more generally. Commodity prices are in the midst of a cyclical downturn, which has adversely affected the exports of Indonesia's economy. Indonesia is particularly vulnerable to the effects of the slowdown in China, which has been a major source of demand growth for Indonesia's commodity exports. Should Chinese growth continue to slow, or worse, tip into recession, Indonesian growth will be strongly affected. Indonesia is also vulnerable to further weakness in Japan, which remains Indonesia's largest single export market. Additionally, Indonesia has lately faced the headwinds of high inflation and falling foreign direct investment, the latter spurred, in part, by statements in favor of economic nationalism, from the president that followed the enforcement of several laws intended to disadvantages foreign investors by limiting the share of local businesses foreigners may own. Keys to future growth remain internal reform, peaceful resolution of internal conflicts, bolstering the confidence of international and domestic investors, and strong global economic growth.

Thailand. Thailand has well-developed infrastructure and a free-enterprise economy, which is both conducive and enticing to certain foreign investment. While Thailand experienced an increase in exports in recent years, the rate of export growth has since slowed, in part due to weakness in commodity prices and the economic slowdown in China. Moreover, Thailand has pursued preferential trade agreements with a variety of partners in an effort to boost exports and maintain high growth. However, weakening fiscal discipline, separatist violence in the south, the intervention by the military in civilian spheres, and continued political instability may cause additional risks for investments in Thailand. The risk of political instability has proven substantial, as the protests, disputed election, government collapse, and coup of 2014 have led to short term declines in GDP, a collapse of tourism, and a decrease in foreign direct investment. The military junta continues to retain control of the government and has not indicated a willingness to cede power, persistently delaying the return of democratic elections. Such uncertainty regarding the return of democratic governance to Thailand could jeopardize the maintenance of economic growth.

Long term, Thailand's economy faces challenges including an aging population, outdated infrastructure, and an inadequate education system. Thailand's cost of labor has risen rapidly in recent years, threatening its status as a low cost manufacturing hub. In addition, natural disasters may affect economic growth in the country. For example, in late 2011, historic floods devastated industrial areas north of Bangkok, which severely harmed Thailand's manufacturing sector and reduced the country's economic growth. Thailand continues to be vulnerable to weak economic growth of its major trading partners, particularly China and Japan. Additionally, Thailand's economy continues to be hampered by concerns of tapering of the monetary policies adopted by the central banks of developed countries. However, as previously indicated, the United States Federal Reserve ended its quantitative easing in October 2014.

Philippines. The economy of the Philippines has benefitted from its relatively low dependence on exports and high domestic rates of consumption, as well as substantial remittances received from large overseas populations. Although the economy of the Philippines has grown quickly in recent years, there can be no assurances that such growth will continue. Like other countries in the Asia Pacific region, the Philippines' growth in recent years has been reliant, in part, on exports to larger economies, notably the United States, Japan and China. Given that China is a large importer and source of global demand, the Chinese slowdown may, directly or indirectly, negatively impact Philippine economic growth. Additionally, lower economic growth abroad may lead to lower remittances from Filipino emigrants abroad, negatively impacting economic growth in the Philippines. Furthermore, certain weaknesses in the economy, such as inadequate infrastructure, high poverty rates, uneven wealth distribution, low fiscal revenues, endemic corruption, inconsistent regulation, unpredictable taxation, unreliable judicial processes, and the appropriation of foreign assets may present risks to a fund's investments in the Philippines. In addition, investments in the Philippines are subject to risks arising from political or social unrest, including threats from military coups, terrorist groups and separatist movements. Likewise, the Philippines is prone to natural disasters such as typhoons, tsunamis, earthquakes and flooding, which may also present risks to a fund's investments in the Philippines.

Latin America. As an emerging market, Latin America historically suffered from social, political, and economic instability. For investors, this has meant additional risk caused by periods of regional conflict, political corruption, totalitarianism, protectionist measures, nationalization, hyperinflation, debt crises, sudden and large currency devaluation, and intervention by the military in civilian and economic spheres. For example, at times the government of Brazil has imposed a tax on foreign investment in Brazilian stocks and bonds, which may affect the value of a fund's investments in the securities of Brazilian issuers. However, in some Latin American countries, a move to sustainable democracy and a more mature and accountable political environment is under way. Domestic economies have been deregulated, privatization of state-owned companies is almost completed and foreign trade restrictions have been relaxed.

Nonetheless, to the extent that events such as those listed above continue in the future, they could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region. In addition, recent favorable economic performance in much of the region has led to a concern regarding government overspending in certain Latin American countries. Investors in the region continue to face a number of potential risks. Certain Latin American countries depend heavily on exports to the United States and investments from a small number of countries. Accordingly, these countries may be sensitive to fluctuations in demand, exchange rates and changes in market conditions associated with those countries. The economic growth of most Latin American countries is highly dependent on commodity exports and the economies of certain Latin American countries, particularly Mexico and Venezuela, are highly dependent on oil exports. As a result, these economies are particularly susceptible to fluctuations in the price of oil and other commodities and currency fluctuations. The prices of oil and other commodities are in the midst of a cyclical downturn, driven, in part, by the slowdown in growth in China. If growth in China remains slow, or if global economic conditions worsen, Latin American countries may face significant economic difficulties. Although certain Latin American countries have recently shown signs of improved economic growth, such improvements, if sustained, may be gradual. In addition, prolonged economic difficulties may have negative effects on the transition to a more stable democracy in some Latin American countries. In certain countries, political risk, including nationalization risk, is high.

A number of Latin American countries are among the largest debtors of developing countries and have a long history of reliance on foreign debt and default. The majority of the region's economies have become highly dependent upon foreign credit and loans from external sources to fuel their state-sponsored economic plans. Historically, government profligacy and ill-conceived plans for modernization have exhausted these resources with little benefit accruing to the economy. Most countries have been forced to restructure their loans or risk default on their debt obligations. In addition, interest on the debt is subject to market conditions and may reach levels that would impair economic activity and create a difficult and costly environment for borrowers. Accordingly, these governments may be forced to reschedule or freeze their debt repayment, which could negatively affect local markets. Most recently, Argentina defaulted on its debt after a U.S. court ruled that payments to a majority of bondholders (who had settled for lower rates of repayment) could not be made so long as holdout bondholders were not paid the full value of their bonds. In addition to restricting Argentina's ability to issue new debt, and therefore fund its government, the ruling increases the risk of default on all sovereign debt containing such clauses, of which there is still an estimated $100 billion outstanding.

Because of their dependence on foreign credit and loans, a number of Latin American economies faced significant economic difficulties and some economies fell into recession as the recent global financial crisis tightened international credit supplies. These credit supply issues may be exacerbated if the U.S. Federal Reserve raises interest rates, potentially jeopardizing various countries' ability to service debt obligations or to service such obligations in a timely manner. While the region has recently shown some mixed signs of economic improvement, recovery from past economic downturns in Latin America has historically been slow, and any such recovery, if sustained, may be gradual. The ongoing effects of the European crisis and weakened global economy may reduce demand for exports from Latin America and limit the availability of foreign credit for some countries in the region. As a result, a fund's investments in Latin American securities could be harmed if economic recovery in the region is limited.

Russia. Investing in Russian securities is highly speculative and involves significant risks and special considerations not typically associated with investing in the securities markets of the United States and most other developed countries.

Political. Over the past century, Russia has experienced political and economic turbulence and has endured decades of communist rule under which tens of millions of its citizens were collectivized into state agricultural and industrial enterprises. Since the collapse of the Soviet Union, Russia's government has been faced with the daunting task of stabilizing its domestic economy, while transforming it into a modern and efficient structure able to compete in international markets and respond to the needs of its citizens. However, to date, many of the country's economic reform initiatives have floundered or been retrenched. In this environment, political and economic policies could shift suddenly in ways detrimental to the interest of foreign and private investors.

In the last few years, as significant income from oil and commodity exports boosted Russia's economic growth, the Russian government began to re-assert its regional geopolitical influence, including most recently its military intervention in Ukraine and engagement in Syria. The involvement in Ukraine has increased tensions between Russia and its neighbors and the West, resulting in the United States and EU placing sanctions on the Russian financial, energy, and defense sectors, as well as targeting top Kremlin officials. These sanctions, combined with a collapse in energy and commodity prices, have had the effect of slowing the Russian economy, which has fallen into recession in their wake. Additionally, the conflict has caused capital flight, loss of confidence in Russian sovereign debt, and a retaliatory import ban by Russia that has helped stoke inflation. Further possible actions by Russia, including restricting gas exports to Ukraine and countries downstream, or provoking another military conflict elsewhere in Eastern Europe could lead to greater consequences for the Russian economy.

Economic. Many Russian businesses are inefficient and uncompetitive by global standards due to systemic corruption, regulatory favoritism for government affiliated enterprises, or the legacy of old management teams and techniques left over from the command economy of the Soviet Union. Poor accounting standards, inept management, pervasive corruption, insider trading and crime, and inadequate regulatory protection for the rights of investors all pose a significant risk, particularly to foreign investors. In addition, enforcement of the Russian tax system is prone to inconsistent, arbitrary, retroactive, and/or exorbitant taxation.

Compared to most national stock markets, the Russian securities market suffers from a variety of problems not encountered in more developed markets. There is little long-term historical data on the Russian securities market because it is relatively new and a substantial proportion of securities transactions in Russia are privately negotiated outside of stock exchanges. The inexperience of the Russian securities market and the limited volume of trading in securities in the market may make obtaining accurate prices on portfolio securities from independent sources more difficult than in more developed markets. Additionally, there is little solid corporate information available to investors. As a result, it may be difficult to assess the value or prospects of an investment in Russian companies.

Because of the recent formation of the Russian securities market as well as the underdeveloped state of the banking and telecommunications systems, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act) is defined according to entries in the company's share register and normally evidenced by extracts from the register or by formal share certificates. However, these services are carried out by the companies themselves or by registrars located throughout Russia. These registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity and it is possible for a fund to lose its registration through fraud, negligence, or even mere oversight. While a fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive a fund of its ownership rights or improperly dilute its interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Furthermore, significant delays or problems may occur in registering the transfer of securities, which could cause a fund to incur losses due to a counterparty's failure to pay for securities the fund has delivered or the fund's inability to complete its contractual obligations because of theft or other reasons. The 2012 designation of the National Settlement Depository (NSD) as the exclusive settlement organization for all publicly traded Russian companies and investment funds has enhanced the efficiency and transparency of the Russian securities market. Additionally, recent agreements between the NSD and foreign central securities depositories and settlement organizations have allowed for simpler and more secure access for foreign investors as well.

The Russian economy is heavily dependent upon the export of a range of commodities including most industrial metals, forestry products, oil, and gas. Accordingly, it is strongly affected by international commodity prices and is particularly vulnerable to any weakening in global demand for these products. Furthermore, the sale and use of certain strategically important commodities, such as gas, may be dictated by political, rather than economic, considerations.

As the recent global financial crisis caused price volatility in commodities, especially oil, many sectors in the Russian economy fell into turmoil, pushing the whole economy into recession. In addition, prior to the global financial crisis, Russia's economic policy encouraged excessive foreign currency borrowing as high oil prices increased investor appetite for Russian financial assets. As a result of this credit boom, Russia reached alarming debt levels and suffered from the effects of tight credit markets. Russia continues to face significant economic challenges, including weak levels of investment and a sluggish recovery in external demand. In the near term, the fallout from the European crisis, slowing growth rates in China, and weakened global economy may reduce demand for Russian exports such as oil and gas, which could limit Russia's economic growth. Over the long-term, Russia faces challenges including a shrinking workforce, a high level of corruption, and difficulty in accessing capital for smaller, non-energy companies and poor infrastructure in need of large investments.

Currency. Foreign investors also face a high degree of currency risk when investing in Russian securities and a lack of available currency hedging instruments. The Russian ruble has recently been subject to significant devaluation pressure due to the fall in commodity prices and the collapse in the value of Russian exports. Although the Russian Central Bank has spent significant foreign exchange reserves to maintain the value of the ruble, such reserves are finite. Therefore, any investment denominated in rubles may be subject to significant devaluation in the future. In August 1998, Russia devalued the ruble, defaulted on short-term domestic bonds, and imposed a moratorium on the repayment of its international debt and the restructuring of the repayment terms. These actions negatively affected Russian borrowers' ability to access international capital markets and damaged the Russian economy. Although official sovereign debt to GDP figures are low for a developed economy, sovereign default remains a risk, as reflected in the recent downgrade of Russian sovereign debt by Moody's. Even absent a sovereign default, foreign investors could face the possibility of further devaluations. There is the risk that the government may impose capital controls on foreign portfolio investments in the event of extreme financial or political crisis. Such capital controls could prevent the sale of a portfolio of foreign assets and the repatriation of investment income and capital. Such risks have led to heightened scrutiny of Russian liquidity conditions, which in turn creates a heightened risk of the repatriation of ruble assets by nervous foreign investors. The recent economic turmoil in Russia caused the Russian ruble to depreciate as unemployment levels increased and global demand for oil exports decreased. In particular, the recent collapse in energy prices has shrunk the value of Russian exports and further weakened both the value of the ruble and the finances of the Russian state. The Russian economy has also suffered following the conflict in Ukraine, as a result of significant capital flight from the country. The pressure put on the ruble caused by this divestment has been compounded by the sanctions from the United States and EU, leading to further depreciation, a limitation of the ruble's convertibility, and an increase in inflation. The Russian central bank may need to manage bank liquidity carefully, including deploying its large quantity of foreign exchange reserves, to avoid worse fallout.

The Middle East and Africa. Investing in Middle Eastern and African securities is highly speculative and involves significant risks and special considerations not typically associated with investing in the securities markets of the United States and most other developed countries.

Political. Many Middle Eastern and African countries historically have suffered from political instability. Despite a growing trend towards democratization, especially in Africa, significant political risks continue to affect some Middle Eastern and African countries. These risks may include substantial government control over the private sector, corrupt leaders, civil unrest, suppression of opposition parties that can lead to further dissidence and militancy, fixed elections, terrorism, coups, and war. In the last several years, several countries in the Middle East and North Africa have experienced pro-democracy movements that resulted in swift regime changes. In some instances where pro-democracy movements successfully toppled regimes, the stability of successor regimes has proven weak, as evidenced, for example, in Egypt. In other instances, these changes have devolved into armed conflict involving local factions, regional allies or international forces, and even protracted civil wars, such as Libya, or most notably, Syria.

The protracted civil war in Syria has given rise to numerous militias, terrorist groups, and most notably, the proto-state of ISIS. The conflict has disrupted oil production across Syria and Iraq, effectively destroyed the economic value of large portions of the region, and caused a massive exodus of refugees into neighboring states, which further threatens government infrastructure of the refuge countries. Although the conflict is relatively isolated, there is a significant risk of it metastasizing as the civil war draws in more regional states and ISIS spreads an extremist ideology.

These regime changes, in the short term, have affected the status and speed of economic reforms in the region. Because many Middle East and African nations have a history of dictatorship, military intervention, and corruption, there can be no guarantee that recent movements toward a more democratic process will continue. Therefore, the long term effects of the ongoing regime changes are largely unpredictable. In addition, there is an increasing risk that historical animosities, border disputes, or defense concerns may lead to further armed conflict in the region. In all regions, such developments could have a negative effect on economic growth and reverse favorable trends toward economic and market reform, privatization, and the removal of trade barriers. Such developments could also result in significant disruptions in securities markets.

The economies of West Africa, after growing quickly for several years, have recently faced serious disruptions representing considerable risks for investors. In Nigeria, now Africa's largest economy, radical groups have led a disruptive insurgency in the country's north. In addition, the recently quelled outbreak of Ebola in West Africa has shown the vulnerabilities of political institutions and health care systems in the face of crisis.

Economic. Middle Eastern and African countries historically have suffered from economic instability. Underdeveloped infrastructure, high unemployment rates, a comparatively unskilled labor force, and inconsistent access to capital have contributed to economic instability in the region. Furthermore, certain Middle Eastern and African markets may face a higher concentration of market capitalization, greater illiquidity and greater price volatility than that found in more developed markets of Western Europe or the United States. Additionally, certain countries in the region have a history of nationalizing or expropriating foreign assets, which could cause a fund to lose the value of its investments in those countries. Despite a growing trend towards economic diversification, many Middle Eastern and African economies remain heavily dependent upon a limited range of commodities. These include gold, silver, copper, cocoa, diamonds, natural gas and petroleum. These economies are greatly affected by international commodity prices and are particularly vulnerable to any weakening in global demand for these products. The recent decrease in global commodity demand, particularly the collapse in the price of oil, has caused certain countries in the region to face significant economic difficulties. As a result, many countries have been forced to scale down their infrastructure investment and the size of their public welfare systems, which could have long-term economic, social, and political implications.

South Africa, Africa's second largest economy, is the largest destination for foreign direct investment on the continent. The country has a two-tiered, developing economy with one tier similar to that of a developed country and the second tier having only the most basic infrastructure. High interest rates, power shortages, and weakening commodities prices, along with the recent economic crisis, caused South Africa to enter a recession in 2009 for the first time in 18 years. The South African Government, both before and during the recession, implemented policies designed to reduce trade and investment restrictions and privatize certain industries. However, ethnic and civil conflicts, the HIV health crisis, uncertainty surrounding government policy, and political instability have led to uneven wealth distribution within the country and may cause additional risks for investments in South Africa. These problems likely compounded the economic difficulties that South Africa faced as the negative effects of the global financial crisis spread to the country. Although the South African economy has recently shown signs of recovery, growth has been sluggish and may continue to be gradual as political, social, and labor unrest could affect the South African economy. In addition, reduced demand for South African exports due to the lasting effects of the European crisis and weakened global economy may limit any such recovery.

Currency. Certain Middle Eastern and African countries have currencies pegged to the U.S. dollar or euro, rather than free-floating exchange rates determined by market forces. Although normally a source of stability, these pegs, if abandoned, may cause sudden and significant currency adjustments, which may adversely impact investment returns.

PORTFOLIO TRANSACTIONS

Orders for the purchase or sale of portfolio securities (normally, shares of underlying Fidelity® funds) are placed on behalf of a fund by FMRC (either itself or through its affiliates) pursuant to authority contained in the management contract.

FMRC may be responsible for the placement of portfolio securities transactions for other investment companies and investment accounts for which it has or its affiliates have investment discretion.

A fund will not incur any commissions or sales charges when it invests in underlying Fidelity® funds, but it may incur such costs if it invests directly in other types of securities.

Purchases and sales of equity securities on a securities exchange or OTC are effected through brokers who receive compensation for their services. Generally, compensation relating to securities traded on foreign exchanges will be higher than compensation relating to securities traded on U.S. exchanges and may not be subject to negotiation. Compensation may also be paid in connection with principal transactions (in both OTC securities and securities listed on an exchange) and agency OTC transactions executed with an electronic communications network (ECN) or an alternative trading system. Equity securities may be purchased from underwriters at prices that include underwriting fees.

Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal. Although there is no stated brokerage commission paid by a fund for any fixed-income security, the price paid by a fund to an underwriter includes the disclosed underwriting fee and prices in secondary trades usually include an undisclosed dealer commission or markup reflecting the spread between the bid and ask prices of the fixed-income security. New issues of equity and fixed-income securities may also be purchased in underwritten fixed price offerings.

The Trustees of each fund periodically review FMRC's performance of its responsibilities in connection with the placement of portfolio securities transactions on behalf of each fund. The Trustees also review the compensation paid by each fund over representative periods of time to determine if it was reasonable in relation to the benefits to the fund.

The Selection of Securities Brokers and Dealers

FMRC or its affiliates generally have authority to select securities brokers (whether acting as a broker or a dealer) to place or execute a fund's portfolio securities transactions. In selecting securities brokers, including affiliates of FMRC, to execute a fund's portfolio securities transactions, FMRC or its affiliates consider the factors they deem relevant in the context of a particular trade and in regard to FMRC's or its affiliates' overall responsibilities with respect to the fund and other investment accounts, including any instructions from the fund's portfolio manager, which may emphasize, for example, speed of execution over other factors. Based on the factors considered, FMRC or its affiliates may choose to execute an order using ECNs or venues, including algorithmic trading, crossing networks, direct market access and program trading, or by actively working an order. Other possibly relevant factors may include, but are not limited to, the following: price; the size and type of the securities transaction; the reasonableness of compensation to be paid, including spreads and commission rates; the speed and certainty of trade executions, including broker willingness to commit capital; the nature and characteristics of the markets for the security to be purchased or sold, including the degree of specialization of the broker in such markets or securities; the availability of liquidity in the security, including the liquidity and depth afforded by a market center or market-maker; the reliability of a market center or broker; the broker's overall trading relationship with FMRC or its affiliates; the trader's assessment of whether and how closely the broker likely will follow the trader's instructions to the broker; the degree of anonymity that a particular broker or market can provide; the potential for avoiding or lessening market impact; the execution services rendered on a continuing basis; the execution efficiency, settlement capability, and financial condition of the broker or dealer; arrangements for payment of fund expenses, if applicable; and the provision of additional brokerage and research products and services, if applicable.

The trading desks through which FMRC or its affiliates may execute trades are instructed to execute portfolio transactions on behalf of the funds based on the quality of execution without any consideration of brokerage and research products and services the broker or dealer may provide. The administration of brokerage and research products and services is managed separately from the trading desks, which means that traders have no responsibility for administering soft dollar activities.

In seeking best qualitative execution for portfolio securities transactions, FMRC or its affiliates may select a broker that uses a trading method, including algorithmic trading, for which the broker may charge a higher commission than its lowest available commission rate. FMRC or its affiliates also may select a broker that charges more than the lowest commission rate available from another broker. FMRC or its affiliates may execute an entire securities transaction with a broker and allocate all or a portion of the transaction and/or related commissions to a second broker where a client does not permit trading with an affiliate of FMRC or in other limited situations. In those situations, the commission rate paid to the second broker may be higher than the commission rate paid to the executing broker. For futures transactions, the selection of an FCM is generally based on the overall quality of execution and other services provided by the FCM. FMRC or its affiliates may choose to execute futures transactions electronically.

The Acquisition of Brokerage and Research Products and Services

Brokers (who are not affiliates of FMRC) that execute transactions for a fund may receive higher compensation from the fund than other brokers might have charged the fund, in recognition of the value of the brokerage or research products and services they provide to FMRC or its affiliates.

Research Products and Services.  These products and services may include, when permissible under applicable law: economic, industry, company, municipal, sovereign (U.S. and non-U.S.), legal, or political research reports; market color; company meeting facilitation; compilation of securities prices, earnings, dividends and similar data; quotation services, data, information and other services; analytical computer software and services; and investment recommendations. In addition to receiving brokerage and research products and services via written reports and computer-delivered services, such reports may also be provided by telephone and in-person meetings with securities analysts, corporate and industry spokespersons, economists, academicians and government representatives and others with relevant professional expertise. FMRC or its affiliates may request that a broker provide a specific proprietary or third-party product or service. Some of these brokerage and research products and services supplement FMRC's or its affiliates' own research activities in providing investment advice to the funds.

Execution Services.  In addition, brokerage and research products and services may include, when permissible under applicable law, those that assist in the execution, clearing, and settlement of securities transactions, as well as other incidental functions (including, but not limited to, communication services related to trade execution, order routing and algorithmic trading, post-trade matching, exchange of messages among brokers or dealers, custodians and institutions, and the use of electronic confirmation and affirmation of institutional trades).

Mixed-Use Products and Services.  Although FMRC or its affiliates do not use fund commissions to pay for products or services that do not qualify as brokerage and research products and services, they may use commission dollars to obtain certain products or services that are not used exclusively in FMRC's or its affiliates' investment decision-making process (mixed-use products or services). In those circumstances, FMRC or its affiliates will make a good faith judgment to evaluate the various benefits and uses to which they intend to put the mixed-use product or service, and will pay for that portion of the mixed-use product or service that does not qualify as brokerage and research products and services with their own resources (referred to as "hard dollars").

Benefit to FMRC.  FMRC's or its affiliates' expenses likely would be increased if they attempted to generate these additional brokerage and research products and services through their own efforts, or if they paid for these brokerage and research products or services with their own resources. To minimize the potential for conflicts of interest, the trading desks through which FMRC or its affiliates may execute trades are instructed to execute portfolio transactions on behalf of the funds based on the quality of execution without any consideration of brokerage and research products and services the broker or dealer may provide. The administration of brokerage and research products and services is managed separately from the trading desks, which means that traders have no responsibility for administering soft dollar activities. Furthermore, certain of the brokerage and research products and services that FMRC or its affiliates receive are furnished by brokers on their own initiative, either in connection with a particular transaction or as part of their overall services. Some of these brokerage and research products or services may be provided at no additional cost to FMRC or its affiliates or have no explicit cost associated with them. In addition, FMRC or its affiliates may request that a broker provide a specific proprietary or third-party product or service, certain of which third-party products or services may be provided by a broker that is not a party to a particular transaction and is not connected with the transacting broker's overall services.

FMRC's Decision-Making Process.  In connection with the allocation of fund brokerage, FMRC or its affiliates make a good faith determination that the compensation paid to brokers and dealers is reasonable in relation to the value of the brokerage and/or research products and services provided to FMRC or its affiliates, viewed in terms of the particular transaction for a fund or FMRC's or its affiliates' overall responsibilities to that fund or other investment companies and investment accounts for which FMRC or its affiliates have investment discretion; however, each brokerage and research product or service received in connection with a fund's brokerage may not benefit the fund. While FMRC or its affiliates may take into account the brokerage and/or research products and services provided by a broker or dealer in determining whether compensation paid is reasonable, neither FMRC, its affiliates, nor the funds incur an obligation to any broker, dealer, or third party to pay for any brokerage and research product or service (or portion thereof) by generating a specific amount of compensation or otherwise. Typically, these brokerage and research products and services assist FMRC or its affiliates in terms of their overall investment responsibilities to a fund or any other investment companies and investment accounts for which FMRC or its affiliates have investment discretion. Certain funds or investment accounts may use brokerage commissions to acquire brokerage and research products and services that may also benefit other funds or accounts managed by FMRC or its affiliates.

Research Contracts.  FMRC or its affiliates have arrangements with certain third-party research providers and brokers through whom FMRC or its affiliates effect fund trades, whereby FMRC or its affiliates may pay with fund commissions or hard dollars for all or a portion of the cost of research products and services purchased from such research providers or brokers. If hard dollar payments are used, FMRC or its affiliates may still cause a fund to pay more for execution than the lowest commission rate available from the broker providing research products and services to FMRC or its affiliates, or that may be available from another broker. FMRC or its affiliates view hard dollar payments for research products and services as likely to reduce a fund's total commission costs even though it is expected that in such hard dollar arrangements the commissions available for recapture and used to pay fund expenses, as described below, will decrease. FMRC's or its affiliates' determination to pay for research products and services separately is wholly voluntary on FMRC's or its affiliates' part and may be extended to additional brokers or discontinued with any broker participating in this arrangement.

Commission Recapture

FMRC or its affiliates may allocate brokerage transactions to brokers (who are not affiliates of FMRC) who have entered into arrangements with FMRC or its affiliates under which the broker may rebate a portion of the compensation paid by a fund ("commission recapture"). Not all brokers with whom a fund trades have been asked to participate in brokerage commission recapture.

Affiliated Transactions

FMRC or its affiliates may place trades with certain brokers, including National Financial Services LLC (NFS) and Luminex Trading & Analytics LLC (Luminex), with whom they are under common control or affiliated, provided FMRC or its affiliates determine that these affiliates' trade-execution abilities and costs are comparable to those of non-affiliated, qualified brokerage firms, and that such transactions be executed in accordance with applicable rules under the 1940 Act and procedures adopted by the Board of Trustees of the funds and subject to other applicable law. In addition, FMRC or its affiliates may place trades with brokers that use NFS or Fidelity Clearing Canada ULC (FCC) as a clearing agent.

The Trustees of each fund have approved procedures whereby a fund may purchase securities that are offered in underwritings in which an affiliate of the adviser or certain other affiliates participate. In addition, for underwritings where such an affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the funds could purchase in the underwritings.

Non-U.S. Securities Transactions

To facilitate trade settlement and related activities in non-United States securities transactions, FMRC or its affiliates may effect spot foreign currency transactions with foreign currency dealers. In certain circumstances, due to local law and regulation, logistical or operational challenges, or the process for settling securities transactions in certain markets (e.g., short settlement periods), spot currency transactions may be effected on behalf of funds by parties other than FMRC or its affiliates, including funds' custodian banks (working through sub-custodians or agents in the relevant non-U.S. jurisdiction) or broker-dealers that executed the related securities transaction.

Trade Allocation

Although the Trustees and officers of each fund are substantially the same as those of certain other Fidelity® funds, investment decisions for each fund are made independently from those of other Fidelity® funds or investment accounts (including proprietary accounts). The same security is often held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, or an affiliate thereof, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds or investment accounts are simultaneously engaged in the purchase or sale of the same security or instrument, the prices and amounts are allocated in accordance with procedures believed by FMRC to be appropriate and equitable to each fund or investment account. In some cases this could have a detrimental effect on the price or value of the security or instrument as far as a fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds.

Commissions Paid

A fund may pay compensation including both commissions and spreads in connection with the placement of portfolio transactions. The amount of brokerage commissions paid by a fund may change from year to year because of, among other things, changing asset levels, shareholder activity, and/or portfolio turnover.

The following table shows each fund's portfolio turnover rate for the fiscal periods ended March 31, 2016, and 2015. Variations in turnover rate may be due to a fluctuating volume of shareholder purchase and redemption orders, market conditions, and/or changes in FMRC's investment outlook.

Turnover Rates	2016	2015
Fidelity Freedom® Index Income Fund	22%	20%
Fidelity Freedom® Index 2005 Fund	28%	22%
Fidelity Freedom® Index 2010 Fund	22%	23%
Fidelity Freedom® Index 2015 Fund	22%	19%
Fidelity Freedom® Index 2020 Fund	16%	16%
Fidelity Freedom® Index 2025 Fund	17%	15%
Fidelity Freedom® Index 2030 Fund	13%	12%
Fidelity Freedom® Index 2035 Fund	11%	13%
Fidelity Freedom® Index 2040 Fund	9%	12%
Fidelity Freedom® Index 2045 Fund	8%	12%
Fidelity Freedom® Index 2050 Fund	7%	10%
Fidelity Freedom® Index 2055 Fund	7%	8%
Fidelity Freedom® Index 2060 Fund (1)	8%	33% (2)

(1)  Fund commenced operations on August 5, 2014.

(2)  Annualized.

For the fiscal years ended March 31, 2016, 2015, and 2014, each fund paid no brokerage commissions.

During the fiscal year ended March 31, 2016, each fund paid no brokerage commissions to firms for providing research or brokerage services.

During the twelve-month period ended December 31, 2015, each fund did not allocate brokerage commissions to firms for providing research or brokerage services.

VALUATION

NAV is the value of a single share. NAV is computed by adding a class's pro rata share of the value of a fund's investments, cash, and other assets, subtracting the class's pro rata share of the fund's liabilities, subtracting the liabilities allocated to the class, and dividing the result by the number of shares of that class that are outstanding.

Shares of underlying Fidelity® funds held by a fund are valued at their respective NAVs.

Generally, other portfolio securities and assets held by a fund, as well as portfolio securities and assets held by an underlying Fidelity® non-money market fund, are valued as follows:

Most equity securities are valued at the official closing price or the last reported sale price or, if no sale has occurred, at the last quoted bid price on the primary market or exchange on which they are traded.

Debt securities and other assets for which market quotations are readily available may be valued at market values in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available may be valued at amortized cost, which approximates current value.

Futures contracts are valued at the settlement or closing price. Options are valued at their market quotations, if available. Swaps are valued daily using quotations received from independent pricing services or recognized dealers.

Prices described above are obtained from pricing services that have been approved by the Board of Trustees. A number of pricing services are available and the funds may use more than one of these services. The funds may also discontinue the use of any pricing service at any time. FMR engages in oversight activities with respect to the fund's pricing services, which includes, among other things, testing the prices provided by pricing services prior to calculation of a fund's NAV, conducting periodic due diligence meetings, and periodically reviewing the methodologies and inputs used by these services.

Foreign securities and instruments are valued in their local currency following the methodologies described above. Foreign securities, instruments and currencies are translated to U.S. dollars, based on foreign currency exchange rate quotations supplied by a pricing service as of the close of the New York Stock Exchange (NYSE), which uses a proprietary model to determine the exchange rate. Forward foreign currency exchange contracts are valued at an interpolated rate based on days to maturity between the closest preceding and subsequent settlement period reported by the third party pricing service.

The Board of Trustees of the underlying Fidelity® funds has ultimate responsibility for pricing portfolio securities and assets held by those funds, but has delegated day-to-day valuation responsibilities to FMR. FMR has established the FMR Fair Value Committee (the Committee) to fulfill these responsibilities.

Other portfolio securities and assets for which market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the opinion of the Committee, are deemed unreliable will be fair valued in good faith by the Committee in accordance with applicable fair value pricing policies. For example, if, in the opinion of the Committee, a security's value has been materially affected by events occurring before a fund's pricing time but after the close of the exchange or market on which the security is principally traded, that security will be fair valued in good faith by the Committee in accordance with applicable fair value pricing policies. In fair valuing a security, the Committee may consider factors including price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers, and off-exchange institutional trading.

Portfolio securities and assets held by an underlying Fidelity® money market fund are valued on the basis of amortized cost. This technique involves initially valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument may be higher or lower than the price a money market fund would receive if it sold the instrument.

At such intervals as they deem appropriate, the Trustees of an underlying Fidelity® money market fund consider the extent to which NAV calculated using market valuations would deviate from the $1.00 per share calculated using amortized cost valuation. If the Trustees believe that a deviation from a money market fund's amortized cost per share may result in material dilution or other unfair results to shareholders, the Trustees have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Trustees may deem appropriate.

FMR reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the fund’s investments and ratifies the fair value determinations of the Committee.

BUYING, SELLING, AND EXCHANGING INFORMATION

A fund may make redemption payments in whole or in part in readily marketable securities or other property pursuant to procedures approved by the Trustees if FMRC determines it is in the best interests of the fund. Such securities or other property will be valued for this purpose as they are valued in computing each class's NAV. Shareholders that receive securities or other property will realize, upon receipt, a gain or loss for tax purposes, and will incur additional costs and be exposed to market risk prior to and upon the sale of such securities or other property.

Each fund, in its discretion, may determine to issue its shares in kind in exchange for securities held by the purchaser having a value, determined in accordance with the fund's policies for valuation of portfolio securities, equal to the purchase price of the fund shares issued. A fund will accept for in-kind purchases only securities or other instruments that are appropriate under its investment objective and policies. In addition, a fund generally will not accept securities of any issuer unless they are liquid, have a readily ascertainable market value, and are not subject to restrictions on resale. All dividends, distributions, and subscription or other rights associated with the securities become the property of the fund, along with the securities. Shares purchased in exchange for securities in kind generally cannot be redeemed for fifteen days following the exchange to allow time for the transfer to settle.

DESCRIPTION OF UNDERLYING FIDELITY® FUNDS

The following is a brief description of the principal investment policies of each of the underlying Fidelity® funds as of March 31, 2016. More detail regarding each underlying Fidelity® fund can be found in each underlying Fidelity® fund's prospectus.

Domestic Equity Fund	Objective and Principal Investment Strategies
Spartan® Total Market Index Fund	Seeks to provide investment results that correspond to the total return of a broad range of United States stocks by normally investing at least 80% of its assets in common stocks included in the Dow Jones U.S. Total Stock Market Index℠, which represents the performance of a broad range of U.S. stocks.
Commodity Fund	Objective and Principal Investment Strategies
Fidelity® Series Commodity Strategy Fund	Seeks to provide investment returns that correspond to the performance of the commodities market by normally investing in commodity-linked derivative instruments, short-term investment-grade debt securities, cash, and cash equivalents. Investing up to 25% of assets in a wholly-owned subsidiary that invests in commodity-linked total return swaps based on the value of commodities or commodities indexes and in other commodity-linked derivative instruments.
International Equity Fund	Objective and Principal Investment Strategies
Fidelity® Series Global ex U.S. Index Fund	Seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets by normally investing at least 80% of its assets in securities included in the MSCI ACWI (All Country World Index) ex USA Index and in depository receipts representing securities included in the index.
Investment-Grade Bond Fund	Objective and Principal Investment Strategies
Spartan® U.S. Bond Index Fund	Seeks to provide investment results that correspond to the aggregate price and interest performance of the debt securities in the Barclays® U.S. Aggregate Bond Index by normally investing at least 80% of its assets in bonds included in the Barclays® U.S. Aggregate Bond Index.
Inflation-Protected Bond Fund	Objective and Principal Investment Strategies
Fidelity® Series Inflation-Protected Bond Index Fund	Seeks to provide investment results that correspond to the total return of the inflation-protected sector of the United States Treasury market by normally investing at least 80% of its assets in inflation-protected debt securities included in the Barclays® U.S. 1-10 Year Treasury Inflation-Protected Securities (TIPS) Index (Series-L).
Short-Term Funds	Objective and Principal Investment Strategies
Money Market Portfolio	The fund seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund. Investing in U.S. dollar-denominated money market securities of domestic and foreign issuers, U.S. Government securities, and repurchase agreements. Potentially entering into reverse repurchase agreements. Investing more than 25% of total assets in the financial services industries. Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.
Fidelity® Series Government Money Market Fund
(On or about May 31, 2016, Fidelity® Series Government Money Market Fund is expected to replace Money Market Portfolio as an underlying fund for each Fidelity Freedom® Index Fund.)	The fund seeks as high a level of current income as is consistent with preservation of capital and liquidity. Normally investing at least 99.5% of total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash or government securities). Investing in U.S. Government securities issued by entities that are chartered or sponsored by Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury.
Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments. In addition, the fund normally invests at least 80% of its assets in U.S. Government securities and repurchase agreements for those securities.

DISTRIBUTIONS AND TAXES

Dividends. Distributions by a fund to tax-advantaged retirement plan accounts are not taxable currently.

Foreign Taxation. Foreign governments may impose withholding taxes on dividends and interest earned by a fund with respect to foreign securities held directly by a fund. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities held directly by a fund.

Tax Status of the Funds. Each Fidelity Freedom® Index Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, each Fidelity Freedom® Index Fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis (if the fiscal year is other than the calendar year), and intends to comply with other tax rules applicable to regulated investment companies.

Ten to nineteen years after a Fidelity Freedom® Index Fund reaches its target retirement year, its asset allocation target is expected to match Fidelity Freedom® Index Income Fund’s asset allocation target. It is expected that at such time the assets of the Fidelity Freedom® Index Fund will be combined with the assets of Fidelity Freedom® Index Income Fund. The Trustees reserve the right to engage in such transactions in the best interests of the funds, taking into account then existing laws and regulations. The trust’s Trust Instrument empowers the Trustees to take these actions with or without seeking shareholder approval. A combination of assets may result in a capital gain or loss for shareholders of a Fidelity Freedom® Index Fund.

Other Tax Information. The information above is only a summary of some of the tax consequences generally affecting each fund and its tax-advantaged retirement plan shareholders, and no attempt has been made to discuss individual tax consequences. Shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a Fidelity Freedom® Index Fund is suitable to their particular tax situation.

TRUSTEES AND OFFICERS

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds. FMRC has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMRC, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Each of the Trustees oversees 240 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Trustees.  The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function.  Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer or Geoffrey A. von Kuhn may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Geoffrey A. von Kuhn (1951)

Year of Election or Appointment: 2015

Member of the Advisory Board

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (U.K.) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (U.K.) Limited (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity funds (2013-2016).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity funds (2013-2016).

Linda J. Wondrack (1964)

Year of Election or Appointment: 2016

Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (investment adviser firm, 2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc. (investment adviser firm), Fidelity Investments Money Management, Inc. (investment adviser firm), Fidelity Management & Research (U.K.) Inc. (investment adviser firm), Fidelity Management & Research (Hong Kong) (investment adviser firm), Fidelity Management & Research Company (investment adviser firm), FIAM LLC (investment adviser firm), and Strategic Advisers, Inc. (investment adviser firm), Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Chief Compliance Officer of certain Fidelity® funds (2014-2016) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2012-2016); Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Derek L. Young (1964)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as an officer of other funds. He is a Director of Strategic Advisers, Inc. (investment adviser firm, 2011-present) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2016-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of FIAM LLC (investment adviser firm, 2011-present). Previously, Mr. Young served as Trustee of certain funds (2012-2015), President of Strategic Advisers, Inc. (2011-2015), Chief Investment Officer of GAA (2009-2011), and as a portfolio manager.

Standing Committees of the Trustees. The Board of Trustees has established various committees to support the Independent Trustees in acting independently in pursuing the best interests of the funds and their shareholders. Currently, the Board of Trustees has four standing committees. The members of each committee are Independent Trustees.

The Operations Committee is composed of all of the Independent Trustees, with Ms. Knowles currently serving as Chair. The committee normally meets at least six times a year, or more frequently as called by the Chair, and serves as a forum for consideration of issues of importance to, or calling for particular determinations by, the Independent Trustees. The committee considers matters involving potential conflicts of interest between the funds and FMR and its affiliates and reviews proposed contracts and the proposed continuation of contracts between the funds and FMR and its affiliates, and annually reviews and makes recommendations regarding contracts with third parties unaffiliated with FMR, including insurance coverage and custody agreements. The committee has oversight of compliance issues not specifically within the scope of any other committee. These matters include, but are not limited to, significant non-conformance with contract requirements and other significant regulatory matters and recommending to the Board of Trustees the designation of a person to serve as the funds' CCO. The committee (i) serves as the primary point of contact for the CCO with regard to Board-related functions; (ii) oversees the annual performance review of the CCO; (iii) makes recommendations concerning the CCO's compensation; and (iv) makes recommendations as needed in respect of the removal of the CCO. The committee is also responsible for definitive action on all compliance matters involving the potential for significant reimbursement by FMR. During the fiscal year ended March 31, 2016, the committee held 12 meetings.

The Audit Committee is composed of all of the Independent Trustees, with Ms. Acton currently serving as Chair. At least one committee member will be an "audit committee financial expert" as defined by the SEC. The committee normally meets four times a year, or more frequently as called by the Chair or a majority of committee members. The committee meets separately, at least annually, with the funds' Treasurer, with the funds' Chief Financial Officer, with personnel responsible for the internal audit function of FMR LLC, with the funds' outside auditors, and with the funds' Chief Compliance Officer. The committee has direct responsibility for the appointment, compensation, and oversight of the work of the outside auditors employed by the funds. The committee assists the Trustees in overseeing and monitoring: (i) the systems of internal accounting and financial controls of the funds and the funds' service providers (to the extent such controls impact the funds' financial statements); (ii) the funds' auditors and the annual audits of the funds' financial statements; (iii) the financial reporting processes of the funds; (iv) whistleblower reports; and (v) the accounting policies and disclosures of the funds. The committee considers and acts upon (i) the provision by any outside auditor of any non-audit services for any fund, and (ii) the provision by any outside auditor of certain non-audit services to fund service providers and their affiliates to the extent that such approval (in the case of this clause (ii)) is required under applicable regulations of the SEC. It is responsible for approving all audit engagement fees and terms for the funds and for resolving disagreements between a fund and any outside auditor regarding any fund's financial reporting. Auditors of the funds report directly to the committee. The committee will obtain assurance of independence and objectivity from the outside auditors, including a formal written statement delineating all relationships between the auditor and the funds and any service providers consistent with the rules of the Public Company Accounting Oversight Board. The committee will receive reports of compliance with provisions of the auditor independence regulations relating to the hiring of employees or former employees of the outside auditors. It oversees and receives reports on the funds' service providers' internal controls and reviews the adequacy and effectiveness of the service providers' accounting and financial controls, including: (i) any significant deficiencies or material weaknesses in the design or operation of internal controls over financial reporting that are reasonably likely to adversely affect the funds' ability to record, process, summarize, and report financial data; (ii) any change in the fund's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the fund's internal control over financial reporting; and (iii) any fraud, whether material or not, that involves management or other employees who have a significant role in the funds' or service providers internal controls over financial reporting. The committee will also review any correspondence with regulators or governmental agencies or published reports that raise material issues regarding the funds' financial statements or accounting policies. These matters may also be reviewed by the Operations Committee. The committee reviews at least annually a report from each outside auditor describing any material issues raised by the most recent internal quality control, peer review, or Public Company Accounting Oversight Board examination of the auditing firm and any material issues raised by any inquiry or investigation by governmental or professional authorities of the auditing firm and in each case any steps taken to deal with such issues. The committee will oversee and receive reports on the funds' financial reporting process from the funds' Treasurer and outside auditors and will oversee the resolution of any disagreements concerning financial reporting among applicable parties. The committee will discuss with FMR, the funds' Treasurer, outside auditors and, if appropriate, internal audit personnel of FMR LLC their qualitative judgments about the appropriateness and acceptability of accounting principles and financial disclosure practices used or proposed for adoption by the funds. The committee will review with FMR, the funds' outside auditor, internal audit personnel of FMR LLC and legal counsel, as appropriate, matters related to the audits of the funds' financial statements. The committee will discuss regularly and oversee the review of the internal controls of the funds and their service providers with respect to accounting, financial matters and risk management programs related to the funds. The committee will review periodically the funds' major internal controls exposures and the steps that have been taken to monitor and control such exposures. During the fiscal year ended March 31, 2016, the committee held six meetings.

The Fair Valuation Committee is composed of all of the Independent Trustees, with Mr. Johnson currently serving as Chair. The Committee normally meets quarterly, or more frequently as called by the Chair. The Fair Valuation Committee reviews and approves annually Fair Value Committee Policies recommended by the FMR Fair Value Committee and oversees particular valuations or fair valuation methodologies employed by the FMR Fair Value Committee as circumstances may require. The Committee also reviews actions taken by the FMR Fair Value Committee. The Committee does not oversee the day-to-day operational aspects of the valuation and calculation of the net asset value of the funds, which have been delegated to the FMR Fair Value Committee and Fidelity Service Company, Inc. (FSC). During the fiscal year ended March 31, 2016, the committee held five meetings.

The Governance and Nominating Committee is composed of Ms. Knowles (Chair) and Messrs. Johnson (Vice Chair) and Kenneally. The committee meets as called by the Chair. With respect to fund governance and board administration matters, the committee periodically reviews procedures of the Board of Trustees and its committees (including committee charters) and periodically reviews compensation of Independent Trustees. The committee monitors corporate governance matters and makes recommendations to the Board of Trustees on the frequency and structure of the Board of Trustee meetings and on any other aspect of Board procedures. It acts as the administrative committee under the retirement plan for Independent Trustees who retired prior to December 30, 1996 and under the fee deferral plan for Independent Trustees. It reviews the performance of legal counsel employed by the funds and the Independent Trustees. On behalf of the Independent Trustees, the committee will make such findings and determinations as to the independence of counsel for the Independent Trustees as may be necessary or appropriate under applicable regulations or otherwise. The committee is also responsible for Board administrative matters applicable to Independent Trustees, such as expense reimbursement policies and compensation for attendance at meetings, conferences and other events. The committee monitors compliance with, acts as the administrator of, and makes determinations in respect of, the provisions of the code of ethics and any supplemental policies regarding personal securities transactions applicable to the Independent Trustees. The committee monitors the functioning of each Board committee and makes recommendations for any changes, including the creation or elimination of standing or ad hoc Board committees. The committee monitors regulatory and other developments to determine whether to recommend modifications to the committee's responsibilities or other Trustee policies and procedures in light of rule changes, reports concerning "best practices" in corporate governance and other developments in mutual fund governance. The committee meets with Independent Trustees at least once a year to discuss matters relating to fund governance. The committee recommends that the Board establish such special or ad hoc Board committees as may be desirable or necessary from time to time in order to address ethical, legal, or other matters that may arise. The committee also oversees the annual self-evaluation of the Board of Trustees and establishes procedures to allow it to exercise this oversight function. In conducting this oversight, the committee shall address all matters that it considers relevant to the performance of the Board of Trustees and shall report the results of its evaluation to the Board of Trustees, including any recommended amendments to the principles of governance, and any recommended changes to the funds' or the Board of Trustees' policies, procedures, and structures. The committee reviews periodically the size and composition of the Board of Trustees as a whole and recommends, if necessary, measures to be taken so that the Board of Trustees reflects the appropriate balance of knowledge, experience, skills, expertise, and diversity required for the Board as a whole and contains at least the minimum number of Independent Trustees required by law. The committee makes nominations for the election or appointment of Independent Trustees and non-management Members of any Advisory Board, and for membership on committees. The committee has the authority to retain and terminate any third-party advisers, including authority to approve fees and other retention terms. Such advisers may include search firms to identify Independent Trustee candidates and board compensation consultants. The committee may conduct or authorize investigations into or studies of matters within the committee's scope of responsibilities, and may retain, at the funds' expense, such independent counsel or other advisers as it deems necessary. The committee will consider nominees to the Board of Trustees recommended by shareholders based upon the criteria applied to candidates presented to the committee by a search firm or other source. Recommendations, along with appropriate background material concerning the candidate that demonstrates his or her ability to serve as an Independent Trustee of the funds, should be submitted to the Chair of the committee at the address maintained for communications with Independent Trustees. If the committee retains a search firm, the Chair will generally forward all such submissions to the search firm for evaluation. With respect to the criteria for selecting Independent Trustees, it is expected that all candidates will possess the following minimum qualifications: (i) unquestioned personal integrity; (ii) not an interested person of the funds within the meaning of the 1940 Act; (iii) does not have a material relationship (e.g., commercial, banking, consulting, legal, or accounting) with the adviser, any sub-adviser or their affiliates that could create an appearance of lack of independence in respect of the funds; (iv) has the disposition to act independently in respect of FMR and its affiliates and others in order to protect the interests of the funds and all shareholders; (v) ability to attend regularly scheduled Board meetings during the year; (vi) demonstrates sound business judgment gained through broad experience in significant positions where the candidate has dealt with management, technical, financial, or regulatory issues; (vii) sufficient financial or accounting knowledge to add value in the complex financial environment of the funds; (viii) experience on corporate or other institutional oversight bodies having similar responsibilities, but which board memberships or other relationships could not result in business or regulatory conflicts with the funds; and (ix) capacity for the hard work and attention to detail that is required to be an effective Independent Trustee in light of the funds' complex regulatory, operational, and marketing setting. The Governance and Nominating Committee may determine that a candidate who does not have the type of previous experience or knowledge referred to above should nevertheless be considered as a nominee if the Governance and Nominating Committee finds that the candidate has additional qualifications such that his or her qualifications, taken as a whole, demonstrate the same level of fitness to serve as an Independent Trustee. During the fiscal year ended March 31, 2016, the committee held nine meetings.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2015.

Interested Trustees
DOLLAR RANGE OF FUND SHARES	Abigail P.Johnson
Fidelity Freedom® Index Income Fund	none
Fidelity Freedom® Index 2005 Fund	none
Fidelity Freedom® Index 2010 Fund	none
Fidelity Freedom® Index 2015 Fund	none
Fidelity Freedom® Index 2020 Fund	none
Fidelity Freedom® Index 2025 Fund	none
Fidelity Freedom® Index 2030 Fund	none
Fidelity Freedom® Index 2035 Fund	none
Fidelity Freedom® Index 2040 Fund	none
Fidelity Freedom® Index 2045 Fund	none
Fidelity Freedom® Index 2050 Fund	none
Fidelity Freedom® Index 2055 Fund	none
Fidelity Freedom® Index 2060 Fund	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000

Independent Trustees
DOLLAR RANGE OF FUND SHARES	Elizabeth S.Acton	JohnEngler	Robert F.Gartland	Arthur E.Johnson
Fidelity Freedom® Index Income Fund	none	none	none	none
Fidelity Freedom® Index 2005 Fund	none	none	none	none
Fidelity Freedom® Index 2010 Fund	none	none	none	none
Fidelity Freedom® Index 2015 Fund	none	none	none	none
Fidelity Freedom® Index 2020 Fund	none	none	none	none
Fidelity Freedom® Index 2025 Fund	none	none	none	none
Fidelity Freedom® Index 2030 Fund	none	none	none	none
Fidelity Freedom® Index 2035 Fund	none	none	none	none
Fidelity Freedom® Index 2040 Fund	none	none	none	none
Fidelity Freedom® Index 2045 Fund	none	none	none	none
Fidelity Freedom® Index 2050 Fund	none	none	none	none
Fidelity Freedom® Index 2055 Fund	none	none	none	none
Fidelity Freedom® Index 2060 Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Albert R. Gamper,Jr.	Michael E.Kenneally	James H.Keyes	Marie L.Knowles
Fidelity Freedom® Index Income Fund	none	none	none	none
Fidelity Freedom® Index 2005 Fund	none	none	none	none
Fidelity Freedom® Index 2010 Fund	none	none	none	none
Fidelity Freedom® Index 2015 Fund	none	none	none	none
Fidelity Freedom® Index 2020 Fund	none	none	none	none
Fidelity Freedom® Index 2025 Fund	none	none	none	none
Fidelity Freedom® Index 2030 Fund	none	none	none	none
Fidelity Freedom® Index 2035 Fund	none	none	none	none
Fidelity Freedom® Index 2040 Fund	none	none	none	none
Fidelity Freedom® Index 2045 Fund	none	none	none	none
Fidelity Freedom® Index 2050 Fund	none	none	none	none
Fidelity Freedom® Index 2055 Fund	none	none	none	none
Fidelity Freedom® Index 2060 Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board (if any) for his or her services for the fiscal year ended March 31, 2016, or calendar year ended December 31, 2015, as applicable.

Compensation Table (1)
AGGREGATE COMPENSATION FROM A FUND	Elizabeth S.Acton	JohnEngler	Robert F.Gartland	Arthur E.Johnson
Fidelity Freedom® Index Income Fund	$119	$113	$113	$122
Fidelity Freedom® Index 2005 Fund	$36	$35	$35	$38
Fidelity Freedom® Index 2010 Fund	$221	$210	$211	$228
Fidelity Freedom® Index 2015 Fund	$433	$411	$413	$446
Fidelity Freedom® Index 2020 Fund	$1,207	$1,145	$1,152	$1,244
Fidelity Freedom® Index 2025 Fund	$859	$815	$820	$885
Fidelity Freedom® Index 2030 Fund	$1,100	$1,044	$1,050	$1,133
Fidelity Freedom® Index 2035 Fund	$638	$605	$609	$657
Fidelity Freedom® Index 2040 Fund	$758	$719	$723	$781
Fidelity Freedom® Index 2045 Fund	$388	$368	$370	$400
Fidelity Freedom® Index 2050 Fund	$379	$359	$361	$390
Fidelity Freedom® Index 2055 Fund	$105	$99	$100	$108
Fidelity Freedom® Index 2060 Fund	$5	$5	$5	$5
TOTAL COMPENSATION FROM THE FUND COMPLEX (2)	$421,167	$406,167	$408,667	$429,500
AGGREGATE COMPENSATION FROM A FUND	Albert R. Gamper,Jr.	Michael E.Kenneally	James H.Keyes	Marie L.Knowles
Fidelity Freedom® Index Income Fund	$122	$113	$121	$143
Fidelity Freedom® Index 2005 Fund	$38	$35	$37	$44
Fidelity Freedom® Index 2010 Fund	$229	$211	$225	$265
Fidelity Freedom® Index 2015 Fund	$447	$413	$440	$520
Fidelity Freedom® Index 2020 Fund	$1,243	$1,152	$1,228	$1,452
Fidelity Freedom® Index 2025 Fund	$884	$820	$873	$1,034
Fidelity Freedom® Index 2030 Fund	$1,133	$1,050	$1,119	$1,323
Fidelity Freedom® Index 2035 Fund	$657	$609	$649	$767
Fidelity Freedom® Index 2040 Fund	$780	$723	$770	$912
Fidelity Freedom® Index 2045 Fund	$399	$370	$395	$468
Fidelity Freedom® Index 2050 Fund	$389	$361	$385	$457
Fidelity Freedom® Index 2055 Fund	$107	$100	$106	$127
Fidelity Freedom® Index 2060 Fund	$5	$5	$5	$7
TOTAL COMPENSATION FROM THE FUND COMPLEX (2)	$467,000	$408,667	$436,167	$478,000

(1)  Abigail P. Johnson and Geoffrey A. von Kuhn are interested persons and are compensated by Fidelity.

(2)  Reflects compensation received for the calendar year ended December 31, 2015 for 234 funds of 32 trusts (including Fidelity Central Investment Portfolios II LLC). Compensation figures include cash and may include amounts elected to be deferred. Certain individuals elected voluntarily to defer a portion of their compensation as follows: John Engler, $139,343; Robert F. Gartland, $180,000; and Michael E. Kenneally, $120,000.

As of March 31, 2016, the Trustees, Members of the Advisory Board (if any), and officers of each fund owned, in the aggregate, less than 1% of each fund's total outstanding shares.

As of March 31, 2016, the following owned of record and/or beneficially 5% or more of the outstanding shares:

Class Name	Owner Name	City	State	Ownership %
Fidelity Freedom® Index Income Fund (1)	UNIVERSITY OF MIAMI	CORAL GABLES	FL	5.78%
Fidelity Freedom® Index Income Fund - Class W	JONES LANG LASALLE	CHICAGO	IL	15.11%
Fidelity Freedom® Index Income Fund - Class W	UNITED STATES STEEL CORPORATION	PITTSBURGH	PA	14.54%
Fidelity Freedom® Index Income Fund - Class W	HARVARD UNIVERSITY	CAMBRIDGE	MA	9.39%
Fidelity Freedom® Index Income Fund - Class W	MAYO CLINIC	ROCHESTER	MN	6.71%
Fidelity Freedom® Index Income Fund - Class W	PEACEHEALTH	VANCOUVER	WA	5.63%
Fidelity Freedom® Index Income Fund - Class W	EDUCATION MANAGEMENT II LLC	PITTSBURGH	PA	5.55%
Fidelity Freedom® Index 2005 Fund (1)	UNIVERSITY OF MIAMI	CORAL GABLES	FL	17.43%
Fidelity Freedom® Index 2005 Fund (1)	SCHOEN	TALLAHASSEE	FL	5.13%
Fidelity Freedom® Index 2005 Fund - Class W	HARVARD UNIVERSITY	CAMBRIDGE	MA	35.29%
Fidelity Freedom® Index 2005 Fund - Class W	NAZARENE PENSIONS AND BENEFITS	LENEXA	KS	11.67%
Fidelity Freedom® Index 2005 Fund - Class W	GOLDEN LIVING	FORT SMITH	AR	10.29%
Fidelity Freedom® Index 2005 Fund - Class W	PEACEHEALTH	VANCOUVER	WA	10.19%
Fidelity Freedom® Index 2005 Fund - Class W	EDUCATION MANAGEMENT II LLC	PITTSBURGH	PA	8.12%
Fidelity Freedom® Index 2010 Fund (1)	UNIVERSITY OF MIAMI	CORAL GABLES	FL	6.56%
Fidelity Freedom® Index 2010 Fund (1)	SERVCO PACIFIC INC.	HONOLULU	HI	5.97%
Fidelity Freedom® Index 2010 Fund - Class W	MAYO CLINIC	ROCHESTER	MN	15.82%
Fidelity Freedom® Index 2010 Fund - Class W	UNITED STATES STEEL CORPORATION	PITTSBURGH	PA	12.89%
Fidelity Freedom® Index 2010 Fund - Class W	HARVARD UNIVERSITY	CAMBRIDGE	MA	9.98%
Fidelity Freedom® Index 2010 Fund - Class W	JONES LANG LASALLE	CHICAGO	IL	7.87%
Fidelity Freedom® Index 2010 Fund - Class W	PEACEHEALTH	VANCOUVER	WA	7.49%
Fidelity Freedom® Index 2010 Fund - Class W	EDUCATION MANAGEMENT II LLC	PITTSBURGH	PA	6.41%
Fidelity Freedom® Index 2010 Fund - Class W	UNIVERSITY OF MICHIGAN	ANN ARBOR	MI	5.52%
Fidelity Freedom® Index 2010 Fund - Class W	NAZARENE PENSIONS AND BENEFITS	LENEXA	KS	5.16%
Fidelity Freedom® Index 2015 Fund (1)	UNIVERSITY OF MIAMI	CORAL GABLES	FL	8.52%
Fidelity Freedom® Index 2015 Fund (1)	GEISINGER HEALTH SYSTEM	DANVILLE	PA	7.00%
Fidelity Freedom® Index 2015 Fund - Class W	HARVARD UNIVERSITY	CAMBRIDGE	MA	17.40%
Fidelity Freedom® Index 2015 Fund - Class W	PEACEHEALTH	VANCOUVER	WA	17.06%
Fidelity Freedom® Index 2015 Fund - Class W	UNIVERSITY OF MICHIGAN	ANN ARBOR	MI	14.38%
Fidelity Freedom® Index 2015 Fund - Class W	GOLDEN LIVING	FORT SMITH	AR	7.49%
Fidelity Freedom® Index 2015 Fund - Class W	ARAMARK CORPORATION	PHILADELPHIA	PA	6.80%
Fidelity Freedom® Index 2015 Fund - Class W	NAZARENE PENSIONS AND BENEFITS	LENEXA	KS	6.16%
Fidelity Freedom® Index 2020 Fund (1)	UNIVERSITY OF MIAMI	CORAL GABLES	FL	5.86%
Fidelity Freedom® Index 2020 Fund - Class W	PEACEHEALTH	VANCOUVER	WA	13.97%
Fidelity Freedom® Index 2020 Fund - Class W	MAYO CLINIC	ROCHESTER	MN	11.65%
Fidelity Freedom® Index 2020 Fund - Class W	UNITED STATES STEEL CORPORATION	PITTSBURGH	PA	8.55%
Fidelity Freedom® Index 2020 Fund - Class W	UNIVERSITY OF MICHIGAN	ANN ARBOR	MI	8.18%
Fidelity Freedom® Index 2020 Fund - Class W	HARVARD UNIVERSITY	CAMBRIDGE	MA	8.16%
Fidelity Freedom® Index 2020 Fund - Class W	ARAMARK CORPORATION	PHILADELPHIA	PA	5.52%
Fidelity Freedom® Index 2020 Fund - Class W	EDUCATION MANAGEMENT II LLC	PITTSBURGH	PA	5.28%
Fidelity Freedom® Index 2025 Fund (1)	UNIVERSITY OF MIAMI	CORAL GABLES	FL	8.65%
Fidelity Freedom® Index 2025 Fund - Class W	PEACEHEALTH	VANCOUVER	WA	16.32%
Fidelity Freedom® Index 2025 Fund - Class W	HARVARD UNIVERSITY	CAMBRIDGE	MA	14.16%
Fidelity Freedom® Index 2025 Fund - Class W	UNIVERSITY OF MICHIGAN	ANN ARBOR	MI	12.31%
Fidelity Freedom® Index 2025 Fund - Class W	ARAMARK CORPORATION	PHILADELPHIA	PA	11.98%
Fidelity Freedom® Index 2025 Fund - Class W	GOLDEN LIVING	FORT SMITH	AR	6.51%
Fidelity Freedom® Index 2025 Fund - Class W	CHARTER COMMUNICATIONS, INC.	ST. LOUIS	MO	5.59%
Fidelity Freedom® Index 2030 Fund (1)	UNIVERSITY OF MIAMI	CORAL GABLES	FL	6.79%
Fidelity Freedom® Index 2030 Fund - Class W	UNIVERSITY OF MICHIGAN	ANN ARBOR	MI	12.06%
Fidelity Freedom® Index 2030 Fund - Class W	MAYO CLINIC	ROCHESTER	MN	11.44%
Fidelity Freedom® Index 2030 Fund - Class W	PEACEHEALTH	VANCOUVER	WA	10.48%
Fidelity Freedom® Index 2030 Fund - Class W	HARVARD UNIVERSITY	CAMBRIDGE	MA	9.32%
Fidelity Freedom® Index 2030 Fund - Class W	UNITED STATES STEEL CORPORATION	PITTSBURGH	PA	7.06%
Fidelity Freedom® Index 2030 Fund - Class W	ARAMARK CORPORATION	PHILADELPHIA	PA	5.74%
Fidelity Freedom® Index 2035 Fund (1)	UNIVERSITY OF MIAMI	CORAL GABLES	FL	9.56%
Fidelity Freedom® Index 2035 Fund - Class W	UNIVERSITY OF MICHIGAN	ANN ARBOR	MI	16.12%
Fidelity Freedom® Index 2035 Fund - Class W	PEACEHEALTH	VANCOUVER	WA	14.72%
Fidelity Freedom® Index 2035 Fund - Class W	HARVARD UNIVERSITY	CAMBRIDGE	MA	12.05%
Fidelity Freedom® Index 2035 Fund - Class W	ARAMARK CORPORATION	PHILADELPHIA	PA	7.81%
Fidelity Freedom® Index 2035 Fund - Class W	GOLDEN LIVING	FORT SMITH	AR	6.78%
Fidelity Freedom® Index 2035 Fund - Class W	CHARTER COMMUNICATIONS, INC.	ST. LOUIS	MO	6.24%
Fidelity Freedom® Index 2040 Fund (1)	UNIVERSITY OF MIAMI	CORAL GABLES	FL	8.52%
Fidelity Freedom® Index 2040 Fund (1)	UNIVERSITY OF KENTUCKY	LEXINGTON	KY	5.84%
Fidelity Freedom® Index 2040 Fund - Class W	UNIVERSITY OF MICHIGAN	ANN ARBOR	MI	15.48%
Fidelity Freedom® Index 2040 Fund - Class W	MAYO CLINIC	ROCHESTER	MN	10.28%
Fidelity Freedom® Index 2040 Fund - Class W	PEACEHEALTH	VANCOUVER	WA	9.19%
Fidelity Freedom® Index 2040 Fund - Class W	UNITED STATES STEEL CORPORATION	PITTSBURGH	PA	6.32%
Fidelity Freedom® Index 2040 Fund - Class W	JONES LANG LASALLE	CHICAGO	IL	5.86%
Fidelity Freedom® Index 2040 Fund - Class W	HARVARD UNIVERSITY	CAMBRIDGE	MA	5.03%
Fidelity Freedom® Index 2045 Fund (1)	UNIVERSITY OF MIAMI	CORAL GABLES	FL	8.89%
Fidelity Freedom® Index 2045 Fund (1)	UNIVERSITY OF KENTUCKY	LEXINGTON	KY	5.14%
Fidelity Freedom® Index 2045 Fund - Class W	UNIVERSITY OF MICHIGAN	ANN ARBOR	MI	17.53%
Fidelity Freedom® Index 2045 Fund - Class W	PEACEHEALTH	VANCOUVER	WA	11.15%
Fidelity Freedom® Index 2045 Fund - Class W	THE TURNER CORPORATION	NEW YORK	NY	8.99%
Fidelity Freedom® Index 2045 Fund - Class W	ARAMARK CORPORATION	PHILADELPHIA	PA	7.89%
Fidelity Freedom® Index 2045 Fund - Class W	EPIC SYSTEMS CORPORATION	VERONA	WI	7.89%
Fidelity Freedom® Index 2045 Fund - Class W	EDUCATION MANAGEMENT II LLC	PITTSBURGH	PA	7.07%
Fidelity Freedom® Index 2045 Fund - Class W	HARVARD UNIVERSITY	CAMBRIDGE	MA	5.69%
Fidelity Freedom® Index 2045 Fund - Class W	JONES LANG LASALLE	CHICAGO	IL	5.38%
Fidelity Freedom® Index 2045 Fund - Class W	CHARTER COMMUNICATIONS, INC.	ST. LOUIS	MO	5.25%
Fidelity Freedom® Index 2050 Fund (1)	UNIVERSITY OF MIAMI	CORAL GABLES	FL	5.75%
Fidelity Freedom® Index 2050 Fund - Class W	EPIC SYSTEMS CORPORATION	VERONA	WI	16.35%
Fidelity Freedom® Index 2050 Fund - Class W	UNIVERSITY OF MICHIGAN	ANN ARBOR	MI	14.01%
Fidelity Freedom® Index 2050 Fund - Class W	THE TURNER CORPORATION	NEW YORK	NY	8.90%
Fidelity Freedom® Index 2050 Fund - Class W	UNITED STATES STEEL CORPORATION	PITTSBURGH	PA	8.07%
Fidelity Freedom® Index 2050 Fund - Class W	MAYO CLINIC	ROCHESTER	MN	7.28%
Fidelity Freedom® Index 2050 Fund - Class W	PEACEHEALTH	VANCOUVER	WA	5.88%
Fidelity Freedom® Index 2050 Fund - Class W	ARAMARK CORPORATION	PHILADELPHIA	PA	5.09%
Fidelity Freedom® Index 2055 Fund (1)	IN-N-OUT BURGER, INC.	IRVINE	CA	13.89%
Fidelity Freedom® Index 2055 Fund - Class W	EPIC SYSTEMS CORPORATION	VERONA	WI	37.23%
Fidelity Freedom® Index 2055 Fund - Class W	UNIVERSITY OF MICHIGAN	ANN ARBOR	MI	13.13%
Fidelity Freedom® Index 2055 Fund - Class W	THE TURNER CORPORATION	NEW YORK	NY	8.36%
Fidelity Freedom® Index 2055 Fund - Class W	ARAMARK CORPORATION	PHILADELPHIA	PA	5.75%
Fidelity Freedom® Index 2055 Fund - Class W	CHARTER COMMUNICATIONS, INC.	ST. LOUIS	MO	5.71%
Fidelity Freedom® Index 2055 Fund - Class W	PEACEHEALTH	VANCOUVER	WA	5.48%
Fidelity Freedom® Index 2060 Fund (1)	Z F NORTH AMERICA, INC.	NORTHVILLE	MI	9.57%
Fidelity Freedom® Index 2060 Fund (1)	IN-N-OUT BURGER, INC.	IRVINE	CA	9.31%
Fidelity Freedom® Index 2060 Fund - Class W	EPIC SYSTEMS CORPORATION	VERONA	WI	42.01%
Fidelity Freedom® Index 2060 Fund - Class W	CHARTER COMMUNICATIONS, INC.	ST. LOUIS	MO	12.10%
Fidelity Freedom® Index 2060 Fund - Class W	UNIVERSITY OF MICHIGAN	ANN ARBOR	MI	7.20%
Fidelity Freedom® Index 2060 Fund - Class W	HENRY SCHEIN, INC.	MELVILLE	NY	5.36%

(1)  The ownership information shown above is for a class of shares of the fund.

CONTROL OF INVESTMENT ADVISER

FMR LLC, as successor by merger to FMR Corp., is the ultimate parent company of FMR and FMRC. The voting common shares of FMR LLC are divided into two series. Series B is held predominantly by members of the Abigail P. Johnson family, directly or through trusts, and is entitled to 49% of the vote on any matter acted upon by the voting common shares. Series A is held predominantly by non-Johnson family member employees of FMR LLC and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Series B shareholders have entered into a shareholders' voting agreement under which all Series B shares will be voted in accordance with the majority vote of Series B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting securities of that company. Therefore, through their ownership of voting common shares and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR LLC.

At present, the primary business activities of FMR LLC and its subsidiaries are: (i) the provision of investment advisory, management, shareholder, investment information and assistance and certain fiduciary services for individual and institutional investors; (ii) the provision of securities brokerage services; (iii) the management and development of real estate; and (iv) the investment in and operation of a number of emerging businesses.

FMR, FMRC, FDC, and the funds have adopted a code of ethics under Rule 17j-1 of the 1940 Act that sets forth employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing, and restricts certain transactions. Employees subject to the code of ethics, including Fidelity investment personnel, may invest in securities for their own investment accounts, including securities that may be purchased or held by the funds.

MANAGEMENT CONTRACTS

Each Fidelity Freedom® Index Fund has entered into a management contract with FMRC, pursuant to which FMRC furnishes investment advisory and other services.

Management Services. Under the terms of its management contract with each fund, FMRC acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the fund in accordance with its investment objective, policies and limitations. FMRC is authorized, in its discretion, to allocate each fund's assets among the underlying Fidelity® funds in which the fund may invest. FMRC also provides each fund with all necessary office facilities and personnel for servicing each fund's investments and compensates all personnel of each fund or FMRC performing services relating to research, statistical and investment activities.

FMRC in turn has entered into administration agreements with FMR on behalf of each Fidelity Freedom® Index Fund. Under the terms of each administration agreement, FMR or its affiliates provide the management and administrative services (other than investment advisory services) necessary for the operation of each Fidelity Freedom® Index Fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state laws; developing management and shareholder services for each fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Management-Related Expenses. Under the terms of each Fidelity Freedom® Index Fund's management contract, FMRC, either itself or through an affiliate, is responsible for payment of all operating expenses of each Fidelity Freedom® Index Fund or each class thereof, as applicable, with certain exceptions. Under the terms of each administration agreement, FMR pays certain management and administrative expenses (other than investment advisory expenses) for which FMRC is responsible. FMR compensates all officers of each Fidelity Freedom® Index Fund and all Trustees who are interested persons of the trust, FMRC, or FMR. FMR also pays all fees associated with pricing and bookkeeping services and the cost of administration of each Fidelity Freedom® Index Fund's securities lending program.

Each Fidelity Freedom® Index Fund pays the following expenses: fees and expenses of the Independent Trustees, interest on borrowings, taxes, brokerage commissions and other costs in connection with the purchase or sale of securities and other investment instruments (if any), transfer agent fees and other expenses allocable at the class level, shareholder charges (if any) associated with investing in the underlying Fidelity® funds, and such non-recurring expenses as may arise, including costs of any litigation to which a fund may be a party, and any obligation it may have to indemnify the officers and Trustees with respect to litigation.

Management Fees.

Each Fidelity Freedom® Index Fund does not pay a management fee to FMRC.

FMR receives no fee for the services provided under each administration agreement and pays all other expenses of each Fidelity Freedom® Index Fund with limited exceptions.

FMR may, from time to time, voluntarily reimburse all or a portion of a class's operating expenses. FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

Expense reimbursements will increase returns, and repayment of the reimbursement will decrease returns.

Andrew Dierdorf and Brett Sumsion are co-managers of each Fidelity Freedom® Index Fund and receive compensation for their services to these funds. As of March 31, 2016, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each portfolio manager’s base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of each portfolio manager’s bonus are based on (i) the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) measured against a benchmark index (which may be a customized benchmark index developed by FMR) assigned to each fund or account, and (ii) the investment performance of other funds and accounts. The pre-tax investment performance of each portfolio manager’s fund(s) and account(s) is weighted according to the portfolio manager’s tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager’s tenure. Each component is calculated separately over the portfolio manager’s tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. A smaller, subjective component of each portfolio manager’s bonus is based on the portfolio manager’s overall contribution to management of FMR. For the three- and five-year periods, the bonus takes into account a portfolio manager’s performance in terms of his management of investment risk at the Freedom Index Fund level. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR’s parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

A portfolio manager’s compensation plan may give rise to potential conflicts of interest. Although investors in a fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager’s compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund’s Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Dierdorf as of March 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	101	180	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$188,275	$37,885	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity Freedom® Index Income Fund ($249 (in millions) assets managed), Fidelity Freedom® Index 2005 Fund ($80 (in millions) assets managed), Fidelity Freedom® Index 2010 Fund ($443 (in millions) assets managed), Fidelity Freedom® Index 2015 Fund ($905 (in millions) assets managed), Fidelity Freedom® Index 2020 Fund ($2,654 (in millions) assets managed), Fidelity Freedom® Index 2025 Fund ($1,964 (in millions) assets managed), Fidelity Freedom® Index 2030 Fund ($2,470 (in millions) assets managed), Fidelity Freedom® Index 2035 Fund ($1,457 (in millions) assets managed), Fidelity Freedom® Index 2040 Fund ($1,736 (in millions) assets managed), Fidelity Freedom® Index 2045 Fund ($927 (in millions) assets managed), Fidelity Freedom® Index 2050 Fund ($917 (in millions) assets managed), Fidelity Freedom® Index 2055 Fund ($285 (in millions) assets managed), and Fidelity Freedom® Index 2060 Fund ($26 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund’s fiscal year-end.

As of March 31, 2016, the dollar range of shares of Fidelity Freedom® Index Income Fund beneficially owned by Mr. Dierdorf was none, the dollar range of shares of Fidelity Freedom® Index 2005 Fund beneficially owned by Mr. Dierdorf was none, the dollar range of shares of Fidelity Freedom® Index 2010 Fund beneficially owned by Mr. Dierdorf was none, the dollar range of shares of Fidelity Freedom® Index 2015 Fund beneficially owned by Mr. Dierdorf was none, the dollar range of shares of Fidelity Freedom® Index 2020 Fund beneficially owned by Mr. Dierdorf was none, the dollar range of shares of Fidelity Freedom® Index 2025 Fund beneficially owned by Mr. Dierdorf was none, the dollar range of shares of Fidelity Freedom® Index 2030 Fund beneficially owned by Mr. Dierdorf was none, the dollar range of shares of Fidelity Freedom® Index 2035 Fund beneficially owned by Mr. Dierdorf was $10,001 - $50,000, the dollar range of shares of Fidelity Freedom® Index 2040 Fund beneficially owned by Mr. Dierdorf was none, the dollar range of shares of Fidelity Freedom® Index 2045 Fund beneficially owned by Mr. Dierdorf was none, the dollar range of shares of Fidelity Freedom® Index 2050 Fund beneficially owned by Mr. Dierdorf was none, the dollar range of shares of Fidelity Freedom® Index 2055 Fund beneficially owned by Mr. Dierdorf was none, and the dollar range of shares of Fidelity Freedom® Index 2060 Fund beneficially owned by Mr. Dierdorf was none.

The following table provides information relating to other accounts managed by Mr. Sumsion as of March 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	100	180	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$184,000	$37,885	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity Freedom® Index Income Fund ($249 (in millions) assets managed), Fidelity Freedom® Index 2005 Fund ($80 (in millions) assets managed), Fidelity Freedom® Index 2010 Fund ($443 (in millions) assets managed), Fidelity Freedom® Index 2015 Fund ($905 (in millions) assets managed), Fidelity Freedom® Index 2020 Fund ($2,654 (in millions) assets managed), Fidelity Freedom® Index 2025 Fund ($1,964 (in millions) assets managed), Fidelity Freedom® Index 2030 Fund ($2,470 (in millions) assets managed), Fidelity Freedom® Index 2035 Fund ($1,457 (in millions) assets managed), Fidelity Freedom® Index 2040 Fund ($1,736 (in millions) assets managed), Fidelity Freedom® Index 2045 Fund ($927 (in millions) assets managed), Fidelity Freedom® Index 2050 Fund ($917 (in millions) assets managed), Fidelity Freedom® Index 2055 Fund ($285 (in millions) assets managed), and Fidelity Freedom® Index 2060 Fund ($26 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund’s fiscal year-end.

As of March 31, 2016, the dollar range of shares of Fidelity Freedom® Index Income Fund beneficially owned by Mr. Sumsion was none, the dollar range of shares of Fidelity Freedom® Index 2005 Fund beneficially owned by Mr. Sumsion was none, the dollar range of shares of Fidelity Freedom® Index 2010 Fund beneficially owned by Mr. Sumsion was none, the dollar range of shares of Fidelity Freedom® Index 2015 Fund beneficially owned by Mr. Sumsion was none, the dollar range of shares of Fidelity Freedom® Index 2020 Fund beneficially owned by Mr. Sumsion was none, the dollar range of shares of Fidelity Freedom® Index 2025 Fund beneficially owned by Mr. Sumsion was none, the dollar range of shares of Fidelity Freedom® Index 2030 Fund beneficially owned by Mr. Sumsion was none, the dollar range of shares of Fidelity Freedom® Index 2035 Fund beneficially owned by Mr. Sumsion was none, the dollar range of shares of Fidelity Freedom® Index 2040 Fund beneficially owned by Mr. Sumsion was none, the dollar range of shares of Fidelity Freedom® Index 2045 Fund beneficially owned by Mr. Sumsion was none, the dollar range of shares of Fidelity Freedom® Index 2050 Fund beneficially owned by Mr. Sumsion was none, the dollar range of shares of Fidelity Freedom® Index 2055 Fund beneficially owned by Mr. Sumsion was none, and the dollar range of shares of Fidelity Freedom® Index 2060 Fund beneficially owned by Mr. Sumsion was none.

PROXY VOTING GUIDELINES

The following Proxy Voting Guidelines were established by the Board of Trustees of the Fidelity® funds, after consultation with Fidelity. (The guidelines are reviewed periodically by Fidelity and by the Independent Trustees of the Fidelity® funds, and, accordingly, are subject to change.)

I.  General Principles

A.  Voting of shares will be conducted in a manner consistent with the best interests of Fidelity® Fund shareholders as follows: (i) securities of a portfolio company will generally be voted in a manner consistent with the Guidelines; and (ii) voting will be done without regard to any other Fidelity companies' relationship, business or otherwise, with that portfolio company. In evaluating proposals, FMR considers information from a number of sources, including management or shareholders of a company presenting a proposal and proxy voting advisory firms, and uses all this information as an input within the larger mix of information to which the Guidelines are applied.

B.  FMR Investment Proxy Research votes proxies. Like other Fidelity employees, Investment Proxy Research employees have a fiduciary duty to never place their own personal interest ahead of the interests of Fidelity® Fund shareholders, and are instructed to avoid actual and apparent conflicts of interest. In the event of a conflict of interest, Investment Proxy Research employees, like other Fidelity employees, will escalate to their managers or the Ethics Office, as appropriate, in accordance with Fidelity's corporate policy on conflicts of interest. A conflict of interest arises when there are factors that may prompt one to question whether a Fidelity employee is acting solely on the best interests of Fidelity and its customers. Employees are expected to avoid situations that could present even the appearance of a conflict between their interests and the interests of Fidelity and its customers.

C.  Except as set forth herein, FMR will generally vote in favor of routine management proposals.

D.  Non-routine proposals will generally be voted in accordance with the Guidelines.

E.  Non-routine proposals not covered by the Guidelines or involving other special circumstances will be evaluated on a case-by-case basis with input from the appropriate FMR analyst or portfolio manager, as applicable, subject to review by an attorney within FMR's General Counsel's office, FMR's Head of Fiduciary Oversight and Board Support, and a member of senior management within FMR Investment Proxy Research. A significant pattern of such proposals or other special circumstances will be referred to the appropriate Fidelity Fund Board Committee or its designee.

F.  FMR will vote on shareholder proposals not specifically addressed by the Guidelines based on an evaluation of a proposal's likelihood to enhance the long-term economic returns or profitability of the portfolio company or to maximize long-term shareholder value. Where information is not readily available to analyze the long-term economic impact of the proposal, FMR will generally abstain.

G.  Many Fidelity® Funds invest in voting securities issued by companies that are domiciled outside the United States and are not listed on a U.S. securities exchange. Corporate governance standards, legal or regulatory requirements and disclosure practices in foreign countries can differ from those in the United States. When voting proxies relating to non-U.S. securities, FMR will generally evaluate proposals in the context of the Guidelines and where applicable and feasible, take into consideration differing laws, regulations and practices in the relevant foreign market in determining how to vote shares.

H.  In certain non-U.S. jurisdictions, shareholders voting shares of a portfolio company may be restricted from trading the shares for a period of time around the shareholder meeting date. Because such trading restrictions can hinder portfolio management and could result in a loss of liquidity for a fund, FMR will generally not vote proxies in circumstances where such restrictions apply. In addition, certain non-U.S. jurisdictions require voting shareholders to disclose current share ownership on a fund-by-fund basis. When such disclosure requirements apply, FMR will generally not vote proxies in order to safeguard fund holdings information.

I.  Where a management-sponsored proposal is inconsistent with the Guidelines, FMR may receive a company's commitment to modify the proposal or its practice to conform to the Guidelines, and FMR will generally support management based on this commitment. If a company subsequently does not abide by its commitment, FMR will generally withhold authority for the election of directors at the next election.

II.  Definitions (as used in this document)

A.  Anti-Takeover Provision - includes fair price amendments; classified boards; "blank check" preferred stock; Golden Parachutes; supermajority provisions; Poison Pills; restricting the right to call special meetings; provisions restricting the right of shareholders to set board size; and any other provision that eliminates or limits shareholder rights.

B.  Golden Parachute - Employment contracts, agreements, or policies that include an excise tax gross-up provision; single trigger for cash incentives; or may result in a lump sum payment of cash and acceleration of equity that may total more than three times annual compensation (salary and bonus) in the event of a termination following a change in control.

C.  Greenmail - payment of a premium to repurchase shares from a shareholder seeking to take over a company through a proxy contest or other means.

D.  Sunset Provision - a condition in a charter or plan that specifies an expiration date.

E.  Poison Pill - a strategy employed by a potential take-over / target company to make its stock less attractive to an acquirer. Poison Pills are generally designed to dilute the acquirer's ownership and value in the event of a take-over.

F.  Large-Capitalization Company - a company included in the Russell 1000® Index or the Russell Global ex-U.S. Large Cap Index.

G.  Small-Capitalization Company - a company not included in the Russell 1000® Index or the Russell Global ex-U.S. Large Cap Index that is not a Micro-Capitalization Company.

H.  Micro-Capitalization Company - a company with a market capitalization under US $300 million.

I.  Evergreen Provision - a feature which provides for an automatic increase in the shares available for grant under an equity award plan on a regular basis.

III.  Directors

A.  Election of Directors

FMR will generally vote in favor of incumbent and nominee directors except where one or more such directors clearly appear to have failed to exercise reasonable judgment. FMR will also generally withhold authority for the election of all directors or directors on responsible committees if:

1.  An Anti-Takeover Provision was introduced, an Anti-Takeover Provision was extended, or a new Anti-Takeover Provision was adopted upon the expiration of an existing Anti-Takeover Provision, without shareholder approval except as set forth below.

With respect to Poison Pills, however, FMR will consider not withholding authority on the election of directors if all of the following conditions are met when a Poison Pill is introduced, extended, or adopted:

a.  The Poison Pill includes a Sunset Provision of less than five years;

b.  The Poison Pill includes a mechanism to allow shareholders to consider a bona fide takeover offer for all outstanding shares without triggering the Poison Pill;

c.  The Poison Pill is linked to a business strategy that will result in greater value for the shareholders; and

d.  Shareholder approval is required to reinstate the Poison Pill upon expiration.

FMR will also consider not withholding authority on the election of directors when:

e.  FMR determines that the Poison Pill was narrowly tailored to protect a specific tax benefit, and subject to an evaluation of its likelihood to enhance long-term economic returns or maximize long-term shareholder value; or

f.  One or more of the conditions a. through d. above are not met if a board is willing to strongly consider seeking shareholder ratification of, or adding above conditions noted a. and b. to an existing Poison Pill. In such a case, if the company does not take appropriate action prior to the next annual shareholder meeting, FMR will withhold authority on the election of directors.

2.  The company refuses, upon request by FMR, to amend the Poison Pill to allow Fidelity to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

3.  Within the last year and without shareholder approval, a company's board of directors or compensation committee has repriced outstanding options, exchanged outstanding options for equity, or tendered cash for outstanding options.

4.  Within the last year and without shareholder approval, a company's board of directors or compensation committee has adopted or extended a Golden Parachute.

5.  The company has not adequately addressed concerns communicated by FMR in the process of discussing executive compensation.

6.  To gain FMR's support on a proposal, the company made a commitment to modify a proposal or practice to conform to the Guidelines and the company has failed to act on that commitment.

7.  The director attended fewer than 75% of the aggregate number of meetings of the board or its committees on which the director served during the company's prior fiscal year, absent extenuating circumstances.

8.  The board is not composed of a majority of independent directors.

B.  Contested Director Election

FMR believes that strong management creates long-term shareholder value and we generally support management of companies in which the funds' assets are invested. FMR will vote on a case-by-case basis in contested director elections, taking into account factors such as management's track record and strategic plan for enhancing shareholder value; the long-term performance of the target company compared to its industry peers; the qualifications of the shareholder's and management's nominees; and other factors. Ultimately, FMR will vote for the outcome it believes has the best prospects for maximizing shareholder value over the long term.

C.  Indemnification

FMR will generally vote in favor of charter and by-law amendments expanding the indemnification of directors and/or limiting their liability for breaches of care unless FMR is otherwise dissatisfied with the performance of management or the proposal is accompanied by Anti-Takeover Provisions.

D.  Independent Chairperson

FMR will generally vote against shareholder proposals calling for or recommending the appointment of a non-executive or independent chairperson. However, FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, appointment of a non-executive or independent chairperson appears likely to further the interests of shareholders and to promote effective oversight of management by the board of directors.

E.  Majority Director Elections

FMR will generally vote in favor of proposals calling for directors to be elected by an affirmative majority of votes cast in a board election, provided that the proposal allows for plurality voting standard in the case of contested elections (i.e., where there are more nominees than board seats). FMR may consider voting against such shareholder proposals where a company's board has adopted an alternative measure, such as a director resignation policy, that provides a meaningful alternative to the majority voting standard and appropriately addresses situations where an incumbent director fails to receive the support of a majority of the votes cast in an uncontested election.

F.  Proxy Access

FMR will generally vote against management and shareholder proposals to adopt proxy access.

IV.  Compensation

A.  Executive Compensation

1.  Advisory votes on executive compensation

a.  FMR will generally vote for proposals to ratify executive compensation unless such compensation appears misaligned with shareholder interests or otherwise problematic, taking into account:

(i) The actions taken by the board or compensation committee in the previous year, including whether the company repriced or exchanged outstanding stock options without shareholder approval; adopted or extended a Golden Parachute without shareholder approval; or adequately addressed concerns communicated by FMR in the process of discussing executive compensation;

(ii) The alignment of executive compensation and company performance relative to peers; and

(iii) The structure of the compensation program, including factors such as whether incentive plan metrics are appropriate, rigorous and transparent; whether the long-term element of the compensation program is evaluated over at least a three-year period; the sensitivity of pay to below median performance; the amount and nature of non-performance-based compensation; the justification and rationale behind paying discretionary bonuses; the use of stock ownership guidelines and amount of executive stock ownership; and how well elements of compensation are disclosed.

b.  FMR will generally vote against proposals to ratify Golden Parachutes.

2.  Frequency of advisory vote on executive compensation

FMR will generally support annual advisory votes on executive compensation.

B.  Equity award plans (including stock options, restricted stock awards, and other stock awards).

FMR will generally vote against equity award plans or amendments to authorize additional shares under such plans if:

1.  (a) The company's average three year burn rate is greater than 1.5% for a Large-Capitalization Company, 2.5% for a Small-Capitalization Company or 3.5% for a Micro-Capitalization Company; and (b) there were no circumstances specific to the company or the plans that lead FMR to conclude that the burn rate is acceptable.

2.  In the case of stock option plans, (a) the offering price of options is less than 100% of fair market value on the date of grant, except that the offering price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus; (b) the plan's terms allow repricing of underwater options; or (c) the board/committee has repriced options outstanding under the plan in the past two years without shareholder approval.

3.  The plan includes an Evergreen Provision.

4.  The plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur.

C.  Equity Exchanges and Repricing

FMR will generally vote in favor of a management proposal to exchange, reprice or tender for cash, outstanding options if the proposed exchange, repricing, or tender offer is consistent with the interests of shareholders, taking into account such factors as:

1.  Whether the proposal excludes senior management and directors;

2.  Whether the exchange or repricing proposal is value neutral to shareholders based upon an acceptable pricing model;

3.  The company's relative performance compared to other companies within the relevant industry or industries;

4.  Economic and other conditions affecting the relevant industry or industries in which the company competes; and

5.  Any other facts or circumstances relevant to determining whether an exchange or repricing proposal is consistent with the interests of shareholders.

D.  Employee Stock Purchase Plans

FMR will generally vote in favor of employee stock purchase plans if the minimum stock purchase price is equal to or greater than 85% of the stock's fair market value and the plan constitutes a reasonable effort to encourage broad based participation in the company's equity. In the case of non-U.S. company stock purchase plans, FMR may permit a lower minimum stock purchase price equal to the prevailing "best practices" in the relevant non-U.S. market, provided that the minimum stock purchase price must be at least 75% of the stock's fair market value.

E.  Employee Stock Ownership Plans (ESOPs)

FMR will generally vote in favor of non-leveraged ESOPs. For leveraged ESOPs, FMR may examine the company's state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for the ESOP, and number of shares held by insiders. FMR may also examine where the ESOP shares are purchased and the dilution effect of the purchase. FMR will generally vote against leveraged ESOPs if all outstanding loans are due immediately upon change in control.

F.  Bonus Plans and Tax Deductibility Proposals

FMR will generally vote in favor of cash and stock incentive plans that are submitted for shareholder approval in order to qualify for favorable tax treatment under Section 162(m) of the Internal Revenue Code, provided that the plan includes well defined and appropriate performance criteria, and with respect to any cash component, that the maximum award per participant is clearly stated and is not unreasonable or excessive.

V.  Anti-Takeover Provisions

FMR will generally vote against a proposal to adopt or approve the adoption of an Anti-Takeover Provision unless:

A.  The Poison Pill either:

1.  Includes the following features:

a.  A Sunset Provision of no greater than five years;

b.  Linked to a business strategy that is expected to result in greater value for the shareholders;

c.  Requires shareholder approval to be reinstated upon expiration or if amended;

d.  Contains a mechanism to allow shareholders to consider a bona fide takeover offer for all outstanding shares without triggering the Poison Pill; and

e.  Allows the Fidelity® Funds to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities; or

2.  Has been narrowly tailored to protect a specific tax benefit, and subject to an evaluation of its likelihood to enhance long-term economic returns or maximize long-term shareholder value.

B.  It is an anti-Greenmail proposal that does not include other Anti-Takeover Provisions; or

C.  It is a fair price amendment that considers a two-year price history or less.

FMR will generally vote in favor of proposals to eliminate Anti-Takeover Provisions unless:

D.  In the case of proposals regarding shareholders' rights to call special meetings, FMR generally will vote against each proposal if the threshold required to call a special meeting is less than 25% of the outstanding stock.

E.  In the case of proposals regarding shareholders' right to act by written consent, FMR will generally vote against each proposal if it does not include appropriate mechanisms for implementation including, among other things, that at least 25% of the outstanding stock request that the company establish a record date determining which shareholders are entitled to act and that consents be solicited from all shareholders.

F.  In the case of proposals regarding supermajority provisions, FMR may vote to support such a provision when FMR determines that it may protect minority shareholder interests due to the presence of a substantial or dominant shareholder.

VI.  Capital Structure/Incorporation

A.  Increases in Common Stock

FMR will generally vote against a provision to increase a company's common stock if such increase will result in a total number of authorized shares greater than three times the current number of outstanding and scheduled to be issued shares, including stock options, except in the case of real estate investment trusts, where an increase that will result in a total number of authorized shares up to five times the current number of outstanding and scheduled to be issued shares is generally acceptable.

B.  Reverse Stock Splits

FMR will generally vote in favor of reverse stock splits as long as the post-split authorized shares is no greater than three times the post-split number of outstanding and scheduled to be issued shares, including stock awards, or in the case of real estate investment trusts the number of post-split authorized shares is not greater than five times the post-split number of outstanding and scheduled to be issued shares.

C.  Multi-Class Share Structures

FMR will generally vote in favor of proposals to recapitalize multi-class share structures into structures that provide equal voting rights for all shareholders, and will generally vote against proposals to introduce classes of stock with differential voting rights. However, FMR will evaluate all such proposals in the context of their likelihood to enhance long-term economic returns or maximize long-term shareholder value.

D.  Cumulative Voting Rights

FMR will generally vote against the introduction and in favor of the elimination of cumulative voting rights.

E.  Acquisition or Business Combination Statutes

FMR will generally vote in favor of proposed amendments to a company's certificate of incorporation or by-laws that enable the company to opt out of the control shares acquisition or business combination statutes.

F.  Incorporation or Reincorporation in Another State or Country

FMR will generally vote for management proposals calling for, or recommending that, a portfolio company reincorporate in another state or country if, on balance, the economic and corporate governance factors in the proposed jurisdiction appear reasonably likely to be better aligned with shareholder interests, taking into account the corporate laws of the current and proposed jurisdictions and any changes to the company's current and proposed governing documents. FMR will consider supporting such shareholder proposals in limited cases if, based upon particular facts and circumstances, remaining incorporated in the current jurisdiction appears misaligned with shareholder interests.

VII.  Shares of Investment Companies

A.  When a Fidelity® Fund invests in an underlying Fidelity® Fund with public shareholders, an exchange traded fund (ETF), or non-affiliated fund, FMR will vote in the same proportion as all other voting shareholders of such underlying fund or class ("echo voting"). FMR may choose not to vote if "echo voting" is not operationally feasible.

B.  Certain Fidelity® Funds may invest in shares of underlying Fidelity® Funds that do not have public shareholders. For Fidelity® Funds without public shareholders that are managed by FMR or an affiliate, FMR will generally vote in favor of proposals recommended by the underlying funds' Board of Trustees.

VIII.  Other

A.  Voting Process

FMR will generally vote in favor of proposals to adopt confidential voting and independent vote tabulation practices.

B.  Regulated Industries

Voting of shares in securities of any regulated industry (e.g. U.S. banking) organization shall be conducted in a manner consistent with conditions that may be specified by the industry's regulator (e.g. the Federal Reserve Board) for a determination under applicable law (e.g. federal banking law) that no fund or group of funds has acquired control of such organization.

To view a fund's proxy voting record for the most recent 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the SEC's web site at www.sec.gov.

DISTRIBUTION SERVICES

Each fund has entered into a distribution agreement with FDC, an affiliate of FMRC and FMR. The principal business address of FDC is 100 Salem Street, Smithfield, Rhode Island 02917. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the funds, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMRC or FMR.

The Trustees have approved Distribution and Service Plans on behalf of Class W of each fund (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow shares of the funds, FMRC, and/or FMR to incur certain expenses that might be considered to constitute indirect payment by the funds of distribution expenses.

Under each Class W Plan, if the payment of management fees by the Fidelity Freedom® Index Funds to FMRC, or the payment of administration fees by FMRC to FMR out of the management fees, is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. Each Class W Plan specifically recognizes that FMRC or FMR may use its past profits or its other resources to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Class W shares and/or shareholder support services. In addition, each Class W Plan provides that FMRC or FMR, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees has authorized such payments for Class W shares of Fidelity Freedom® Index Funds.

Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit Class W of the fund and its shareholders. In particular, the Trustees noted that each Plan does not authorize payments by shares of the fund other than those made to FMRC under its management contract with the fund. To the extent that each Plan gives FMRC, FMR, and FDC greater flexibility in connection with the distribution of shares, additional sales of shares or stabilization of cash flows may result. Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.

FDC or an affiliate may compensate, or upon direction make payments for certain retirement plan expenses to intermediaries. A number of factors are considered in determining whether to pay these additional amounts. Such factors may include, without limitation, the level or type of services provided by the intermediary, the level or expected level of assets or sales of shares, and other factors. In addition to such payments, FDC or an affiliate may offer other incentives such as sponsorship of educational or client seminars relating to current products and issues, payments or reimbursements for travel and related expenses associated with due diligence trips that an intermediary may undertake in order to explore possible business relationships with affiliates of FDC, and/or payments of costs and expenses associated with attendance at seminars, including travel, lodging, entertainment, and meals. Certain of the payments described above may be significant to an intermediary. As permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, FDC or an affiliate may pay or allow other incentives or payments to intermediaries.

A fund's transfer agent or an affiliate may also make payments and reimbursements from its own resources to certain intermediaries (who may be affiliated with the transfer agent) for performing recordkeeping and other services. Please see "Transfer and Service Agent Agreements" in this SAI for more information.

Any of the payments described in this section may represent a premium over payments made by other fund families. Retirement plan sponsors may take these payments into account when deciding whether to include a fund as a plan investment option.

TRANSFER AND SERVICE AGENT AGREEMENTS

Each fund has entered into a transfer agent agreement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMRC and FMR, which is located at 245 Summer Street, Boston, Massachusetts 02210. Under the terms of the agreements, FIIOC (or an agent, including an affiliate) performs transfer agency services.

For providing transfer agency services, FIIOC receives an asset-based fee, calculated and paid monthly on the basis of a class's average daily net assets, with respect to each position in a fund.

FIIOC may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, and providing historical account research.

FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

FIIOC or an affiliate may make payments out of its own resources to intermediaries (including affiliates of FIIOC) for recordkeeping services. Payments may also be made, upon direction, for other plan expenses. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

Each fund has entered into a service agent agreement with FSC, an affiliate of FMRC and FMR (or an agent, including an affiliate). Each fund has also entered into a securities lending administration agreement with FSC. Under the terms of the agreements, FSC calculates the NAV and dividends for shares, maintains each fund's portfolio and general accounting records, and administers each fund's securities lending program.

For providing pricing and bookkeeping services, FSC receives a monthly fee based on each fund's average daily net assets throughout the month.

For administering each fund's securities lending program, FSC is paid based on the number and duration of individual securities loans.

FMR bears the cost of pricing and bookkeeping services and administration of the securities lending program under the terms of its administration agreements with FMRC.

DESCRIPTION OF THE TRUST

Trust Organization. Fidelity Freedom® Index Income Fund, Fidelity Freedom® Index 2005 Fund, Fidelity Freedom® Index 2010 Fund, Fidelity Freedom® Index 2015 Fund, Fidelity Freedom® Index 2020 Fund, Fidelity Freedom® Index 2025 Fund, Fidelity Freedom® Index 2030 Fund, Fidelity Freedom® Index 2035 Fund, Fidelity Freedom® Index 2040 Fund, Fidelity Freedom® Index 2045 Fund, Fidelity Freedom® Index 2050 Fund, Fidelity Freedom® Index 2055 Fund, and Fidelity Freedom® Index 2060 Fund are funds of Fidelity Aberdeen Street Trust, an open-end management investment company created under an initial trust instrument dated June 20, 1991. Currently, there are 53 funds offered in Fidelity Aberdeen Street Trust: Fidelity Advisor Freedom® Income Fund, Fidelity Advisor Freedom® 2005 Fund, Fidelity Advisor Freedom® 2010 Fund, Fidelity Advisor Freedom® 2015 Fund, Fidelity Advisor Freedom® 2020 Fund, Fidelity Advisor Freedom® 2025 Fund, Fidelity Advisor Freedom® 2030 Fund, Fidelity Advisor Freedom® 2035 Fund, Fidelity Advisor Freedom® 2040 Fund, Fidelity Advisor Freedom® 2045 Fund, Fidelity Advisor Freedom® 2050 Fund, Fidelity Advisor Freedom® 2055 Fund, Fidelity Advisor Freedom® 2060 Fund, Fidelity® Four-in-One Index Fund, Fidelity Freedom® Income Fund, Fidelity Freedom® 2005 Fund, Fidelity Freedom® 2010 Fund, Fidelity Freedom® 2015 Fund, Fidelity Freedom® 2020 Fund, Fidelity Freedom® 2025 Fund, Fidelity Freedom® 2030 Fund, Fidelity Freedom® 2035 Fund, Fidelity Freedom® 2040 Fund, Fidelity Freedom® 2045 Fund, Fidelity Freedom® 2050 Fund, Fidelity Freedom® 2055 Fund, Fidelity Freedom® 2060 Fund, Fidelity Freedom® Index Income Fund, Fidelity Freedom® Index 2005 Fund, Fidelity Freedom Index® 2010 Fund, Fidelity Freedom® Index 2015 Fund, Fidelity Freedom® Index 2020 Fund, Fidelity Freedom® Index 2025 Fund, Fidelity Freedom® Index 2030 Fund, Fidelity Freedom® Index 2035 Fund, Fidelity Freedom® Index 2040 Fund, Fidelity Freedom® Index 2045 Fund, Fidelity Freedom® Index 2050 Fund, Fidelity Freedom® Index 2055 Fund, Fidelity Freedom® Index 2060 Fund, Fidelity Freedom K® Income Fund, Fidelity Freedom K® 2005 Fund, Fidelity Freedom K® 2010 Fund, Fidelity Freedom K® 2015 Fund, Fidelity Freedom K® 2020 Fund, Fidelity Freedom K® 2025 Fund, Fidelity Freedom K® 2030 Fund, Fidelity Freedom K® 2035 Fund, Fidelity Freedom K® 2040 Fund, Fidelity Freedom K® 2045 Fund, Fidelity Freedom K® 2050 Fund, Fidelity Freedom K® 2055 Fund, and Fidelity Freedom K® 2060 Fund. The Trustees are permitted to create additional funds in the trust and to create additional classes of the funds.

The assets of the trust received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in the trust shall be charged with the liabilities and expenses attributable to such fund, except that liabilities and expenses may be allocated to a particular class. Any general expenses of the trust shall be allocated between or among any one or more of its funds or classes.

Shareholder Liability. The trust is a statutory trust organized under Delaware law. Delaware law provides that, except to the extent otherwise provided in the Trust Instrument, shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit organized under the general corporation law of Delaware. The courts of some states, however, may decline to apply Delaware law on this point. The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust. The Trust Instrument provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Trust Instrument further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

The Trust Instrument provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Trust Instrument also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and a fund is unable to meet its obligations. FMRC believes that, in view of the above, the risk of personal liability to shareholders is extremely remote. Claims asserted against one class of shares may subject holders of another class of shares to certain liabilities.

Voting Rights. Each fund's capital consists of shares of beneficial interest. Shareholders are entitled to one vote for each dollar of net asset value they own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund, and by class.

The shares have no preemptive rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.

The trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. Generally, the merger of the trust or a fund or a class with another operating mutual fund or the sale of all or a portion of the assets of the trust or a fund or a class to another operating mutual fund requires approval by a vote of shareholders of the trust or the fund or the class. However, the Trustees may, without prior shareholder approval, authorize a transfer of all assets of a Fidelity Freedom® Index Fund into Fidelity Freedom® Index Income Fund, or any successor thereto, or reorganize or terminate the trust or a fund or a class. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

Custodians. JPMorgan Chase Bank, 270 Park Avenue, New York, New York, is custodian of the assets of each Fidelity Freedom® Index Fund (except Fidelity Freedom® Index 2055 Fund). The Bank of New York Mellon, 1 Wall Street, New York, New York, is custodian of the assets of Fidelity Freedom® Index 2055 Fund. Each custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. The Bank of New York Mellon, headquartered in New York, also may serve as special purpose custodian of certain assets of taxable funds in connection with repurchase agreement transactions. JPMorgan Chase Bank, headquartered in New York, also may serve as special purpose custodian of certain assets of taxable funds in connection with repurchase agreement transactions.

FMR, its officers and directors, its affiliated companies, Members of the Advisory Board (if any), and Members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of each fund's adviser, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.

Independent Registered Public Accounting Firm. Deloitte & Touche LLP, 200 Berkeley Street, Boston, Massachusetts, independent registered public accounting firm, audits financial statements for each fund and provides other audit related services.

FUND HOLDINGS INFORMATION

Each fund views holdings information as sensitive and limits its dissemination. The Board authorized FMR to establish and administer guidelines for the dissemination of fund holdings information, which may be amended at any time without prior notice. FMR's Disclosure Policy Committee (comprising executive officers of FMR) evaluates disclosure policy with the goal of serving a fund's best interests by striking an appropriate balance between providing information about a fund's portfolio and protecting a fund from potentially harmful disclosure. The Board reviews the administration and modification of these guidelines and receives reports from the funds' chief compliance officer periodically.

Each Fidelity Freedom® Index Fund's full holdings will be available monthly, 30 days after the month-end, and quarterly, 15 days after the quarter-end, by calling Fidelity at 1-800-835-5092. Each fund will also provide a full list of monthly and quarterly holdings on www.401k.com (log in) as described above.

Unless otherwise indicated, this information will be available on the web site until updated for the next applicable period.

A fund may also from time to time provide or make available to the Board or third parties upon request specific fund level performance attribution information and statistics. Third parties may include fund shareholders or prospective fund shareholders, members of the press, consultants, and ratings and ranking organizations.

The Use of Holdings In Connection With Fund Operations. Material non-public holdings information may be provided as part of the activities associated with managing Fidelity® funds to: entities which, by explicit agreement or by virtue of their respective duties to the fund, are required to maintain the confidentiality of the information disclosed; other parties if legally required; or persons FMR believes will not misuse the disclosed information. These entities, parties, and persons include, but are not limited to: a fund's trustees; a fund's manager, its sub-advisers, if any, and their affiliates whose access persons are subject to a code of ethics (including portfolio managers of affiliated funds of funds); contractors who are subject to a confidentiality agreement; a fund's auditors; a fund's custodians; proxy voting service providers; financial printers; pricing service vendors; broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities; securities lending agents; counsel to a fund or its Independent Trustees; regulatory authorities; stock exchanges and other listing organizations; parties to litigation; third parties in connection with a bankruptcy proceeding relating to a fund holding; and third parties who have submitted a standing request to a money market fund for daily holdings information. Non-public holdings information may also be provided to an issuer regarding the number or percentage of its shares that are owned by a fund and in connection with redemptions in kind.

Other Uses Of Holdings Information. In addition, each fund may provide material non-public holdings information to (i) third parties that calculate information derived from holdings for use by FMR or its affiliates, (ii) ratings and rankings organizations, and (iii) an investment adviser, trustee, or their agents to whom holdings are disclosed for due diligence purposes or in anticipation of a merger involving a fund. Each individual request is reviewed by the Disclosure Policy Committee which must find, in its sole discretion that, based on the specific facts and circumstances, the disclosure appears unlikely to be harmful to a fund. Entities receiving this information must have in place control mechanisms to reasonably ensure or otherwise agree that, (a) the holdings information will be kept confidential, (b) no employee shall use the information to effect trading or for their personal benefit, and (c) the nature and type of information that they, in turn, may disclose to third parties is limited. FMR relies primarily on the existence of non-disclosure agreements and/or control mechanisms when determining that disclosure is not likely to be harmful to a fund.

At this time, the entities receiving information described in the preceding paragraph are: Factset Research Systems Inc. (full or partial fund holdings daily, on the next business day); Standard & Poor's Ratings Services (full holdings weekly (generally as of the previous Friday), generally 5 business days thereafter); MSCI Inc. and certain affiliates (full or partial fund holdings daily, on the next business day); and Barclays Capital Inc. (full holdings daily, on the next business day).

FMR, its affiliates, or the funds will not enter into any arrangements with third parties from which they derive consideration for the disclosure of material non-public holdings information. If, in the future, such an arrangement is desired, prior Board approval would be sought and any such arrangements would be disclosed in the funds' SAI.

There can be no assurance that the funds' policies and procedures with respect to disclosure of fund portfolio holdings will prevent the misuse of such information by individuals and firms that receive such information.

FINANCIAL STATEMENTS

Each fund's financial statements and financial highlights for the fiscal year ended March 31, 2016, and report of the independent registered public accounting firm, are included in the fund's annual report and are incorporated herein by reference. Total annual operating expenses as shown in the prospectus fee table may differ from the ratios of expenses to average net assets in the financial highlights because total annual operating expenses as shown in the prospectus fee table include any acquired fund fees and expenses, whereas the ratios of expenses in the financial highlights do not, except to the extent any acquired fund fees and expenses relate to an entity, such as a wholly-owned subsidiary, with which a fund's financial statements are consolidated. Acquired funds include other investment companies (such as central funds or other underlying funds) in which a fund has invested, if and to the extent it is permitted to do so. Total annual operating expenses in the prospectus fee table and the financial highlights do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception from the definition of "investment company" provided by section 3(c)(1) or 3(c)(7) of the 1940 Act.

APPENDIX

Fidelity Freedom, Fidelity Investments & Pyramid Design, Fidelity, Spartan, Fidelity Advisor Freedom, and Fidelity Freedom K are registered service marks of FMR LLC. © 2016 FMR LLC. All rights reserved.

Any third-party marks that may appear above are the marks of their respective owners.

Fund/Class	Class A	Class T	Class B	Class C	Class I
Fidelity Advisor Freedom® Income Fund	FAFAX	FTAFX	FBFAX	FCAFX	FIAFX
Fidelity Advisor Freedom® 2005 Fund	FFAVX	FFTVX	FFBVX	FCFVX	FFIVX
Fidelity Advisor Freedom® 2010 Fund	FACFX	FCFTX	FCFBX	FCFCX	FCIFX
Fidelity Advisor Freedom® 2015 Fund	FFVAX	FFVTX	FFVBX	FFVCX	FFVIX
Fidelity Advisor Freedom® 2020 Fund	FDAFX	FDTFX	FDBFX	FDCFX	FDIFX
Fidelity Advisor Freedom® 2025 Fund	FATWX	FTTWX	FBTWX	FCTWX	FITWX
Fidelity Advisor Freedom® 2030 Fund	FAFEX	FTFEX	FBFEX	FCFEX	FEFIX
Fidelity Advisor Freedom® 2035 Fund	FATHX	FTTHX	FBTHX	FCTHX	FITHX
Fidelity Advisor Freedom® 2040 Fund	FAFFX	FTFFX	FBFFX	FCFFX	FIFFX
Fidelity Advisor Freedom® 2045 Fund	FFFZX	FFFTX	FFFKX	FFFJX	FFFIX
Fidelity Advisor Freedom® 2050 Fund	FFFLX	FFFQX	FFFWX	FFFYX	FFFPX
Fidelity Advisor Freedom® 2055 Fund	FHFAX	FHFTX	--	FHFCX	FHFIX
Fidelity Advisor Freedom® 2060 Fund	FDKPX	FDKTX	--	FDKSX	FDKQX

Funds of Fidelity Aberdeen Street Trust

STATEMENT OF ADDITIONAL INFORMATION

May 28, 2016

This statement of additional information (SAI) is not a prospectus. Portions of each fund's annual report are incorporated herein. The annual reports are supplied with this SAI.

To obtain a free additional copy of a prospectus or SAI, dated May 28, 2016, or an annual report, please call Fidelity at 1-877-208-0098 or visit Fidelity’s web site at www.advisor.fidelity.com.

AFF-AFFI-PTB-0516
1.777736.115

245 Summer Street, Boston, MA 02210

INVESTMENT POLICIES AND LIMITATIONS
SPECIAL GEOGRAPHIC CONSIDERATIONS
PORTFOLIO TRANSACTIONS
VALUATION
BUYING, SELLING, AND EXCHANGING INFORMATION
DESCRIPTION OF UNDERLYING FIDELITY® FUNDS
DISTRIBUTIONS AND TAXES
TRUSTEES AND OFFICERS
CONTROL OF INVESTMENT ADVISER
MANAGEMENT CONTRACTS
PROXY VOTING GUIDELINES
DISTRIBUTION SERVICES
TRANSFER AND SERVICE AGENT AGREEMENTS
DESCRIPTION OF THE TRUST
FUND HOLDINGS INFORMATION
FINANCIAL STATEMENTS
APPENDIX

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.

A fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

The following are each fund's fundamental investment limitations set forth in their entirety.

Diversification

For each fund:

The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

Senior Securities

For each fund:

The fund may not issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940.

Borrowing

For each fund:

The fund may not borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

Underwriting

For each fund:

The fund may not underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

Concentration

For each fund:

The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry (provided that investments in other investment companies shall not be considered an investment in any particular industry for purposes of this investment limitation).

For purposes of the fund's concentration limitation discussed above, with respect to any investment in repurchase agreements collateralized by U.S. Government securities, FMR Co., Inc. (FMRC) looks through to the U.S. Government securities.

Real Estate

For each fund:

The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

Commodities

For each fund:

The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

Loans

For each fund:

The fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

The following investment limitations are not fundamental and may be changed without shareholder approval.

Short Sales

For each fund:

The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

Margin Purchases

For each fund:

The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

Borrowing

For each fund:

The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of the fundamental borrowing investment limitation).

Illiquid Securities

For each fund:

The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

For purposes of each fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Loans

For each fund:

The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

In addition to each fund's fundamental and non-fundamental investment limitations discussed above:

For a fund's limitations on futures and options transactions, see "Investment Policies and Limitations - Futures, Options, and Swaps."

Notwithstanding the foregoing investment limitations, the underlying Fidelity® funds in which a fund may invest have adopted certain investment limitations that may be more or less restrictive than those listed above, thereby permitting a fund to engage indirectly in investment strategies that are prohibited under the investment limitations listed above. The investment limitations of each underlying Fidelity® fund are set forth in its SAI.

In accordance with its investment program as set forth in the prospectus, each fund may invest more than 25% of its assets in any one underlying Fidelity® fund. Although each fund does not intend to concentrate its investments in a particular industry, a fund may indirectly concentrate in a particular industry or group of industries through its investments in one or more underlying Fidelity® funds.

The following pages contain more detailed information about types of instruments in which a fund may invest, techniques a fund's adviser may employ in pursuit of the fund's investment objective, and a summary of related risks. A fund's adviser may not buy all of these instruments or use all of these techniques unless it believes that doing so will help the fund achieve its goal. However, a fund's adviser is not required to buy any particular instrument or use any particular technique even if to do so might benefit the fund.

Each Fidelity Advisor Freedom® Fund may have exposure to instruments, techniques, and risks either directly or indirectly through an investment in an underlying fund. An underlying fund may invest in the same or other types of instruments and its adviser (or a sub-adviser) may employ the same or other types of techniques. Each Fidelity Advisor Freedom® Fund's performance will be affected by the instruments, techniques, and risks associated with an underlying fund, in proportion to the amount of assets that the fund allocates to that underlying fund.

On the following pages in this section titled "Investment Policies and Limitations," except as otherwise indicated, references to "a fund" or "the fund" may relate to the Fidelity Advisor Freedom Funds® or an underlying fund in which a Fidelity Advisor Freedom® Fund invests, and references to "an adviser" or "the adviser" may relate to FMRC (or its affiliates) or an adviser (or sub-adviser) of an underlying fund.

Affiliated Bank Transactions.  A Fidelity® fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.

Asset-Backed Securities  represent interests in pools of mortgages, loans, receivables, or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. In addition, these securities may be subject to prepayment risk.

Borrowing.  If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

Cash Management.  A fund may hold uninvested cash or may invest it in cash equivalents such as money market securities, repurchase agreements, or shares of short-term bond or money market funds, including (for Fidelity® funds and other advisory clients only) shares of Fidelity® central funds. Generally, these securities offer less potential for gains than other types of securities.

Central Funds  are special types of investment vehicles created by Fidelity for use by the Fidelity® funds and other advisory clients. Central funds are used to invest in particular security types or investment disciplines, or for cash management. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but do not pay additional management fees. The investment results of the portions of a Fidelity® fund's assets invested in the central funds will be based upon the investment results of those funds.

Commodity Futures Trading Commission (CFTC) Notice of Exclusion.  The trust, on behalf of the Fidelity® funds to which this SAI relates, has filed with the National Futures Association a notice claiming an exclusion from the definition of the term "commodity pool operator" (CPO) under the Commodity Exchange Act, as amended, and the rules of the CFTC promulgated thereunder, with respect to each fund's operation. Accordingly, neither a fund nor its adviser is subject to registration or regulation as a commodity pool or a CPO. However, the CFTC has adopted certain rule amendments that significantly affect the continued availability of this exclusion, and may subject advisers to funds to regulation by the CFTC. As of the date of this SAI, the adviser does not expect to register as a CPO of the funds. However, there is no certainty that a fund or its adviser will be able to rely on an exclusion in the future as the fund's investments change over time. A fund may determine not to use investment strategies that trigger additional CFTC regulation or may determine to operate subject to CFTC regulation, if applicable. If a fund or its adviser operates subject to CFTC regulation, it may incur additional expenses.

Common Stock  represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock, although related proceedings can take time to resolve and results can be unpredictable. For purposes of a Fidelity® fund's policies related to investment in common stock Fidelity considers depositary receipts evidencing ownership of common stock to be common stock.

Companies "Principally Engaged" in the Real Estate Industry.  For purposes of a Fidelity® fund's investment objective and policy to normally invest at least 80% of its assets in securities of companies principally engaged in the real estate industry and other real estate related investments, Fidelity may consider a company to be principally engaged in the real estate industry if: (i) at least a plurality of its assets (marked to market), gross income, or net profits are attributable to ownership, construction, management, or sale of residential, commercial, or industrial real estate, or (ii) a third party has given the company an industry or sector classification consistent with real estate.

Convertible Securities  are bonds, debentures, notes, or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Countries and Markets Considered Emerging.  For purposes of a Fidelity® fund's 80% investment policy relating to emerging markets, emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar emerging characteristics.

Country or Geographic Region.  Various factors may be considered in determining whether an investment is tied economically to a particular country or region, including: whether the investment is issued or guaranteed by a particular government or any of its agencies, political subdivisions, or instrumentalities; whether the investment has its primary trading market in a particular country or region; whether the issuer is organized under the laws of, derives at least 50% of its revenues from, or has at least 50% of its assets in a particular country or region; whether the investment is included in an index representative of a particular country or region; and whether the investment is exposed to the economic fortunes and risks of a particular country or region.

Debt Securities  are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay interest but are sold at a deep discount from their face values. Debt securities include corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities.

Dollar-Weighted Average Maturity  is derived by multiplying the value of each investment by the time remaining to its maturity, adding these calculations, and then dividing the total by the value of a fund's portfolio. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.

Under certain circumstances, a fund may invest in nominally long-term securities that have maturity shortening features of shorter-term securities, and the maturities of these securities may be deemed to be earlier than their ultimate maturity dates by virtue of an existing demand feature or an adjustable interest rate. Under other circumstances, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. The maturities of mortgage securities, including collateralized mortgage obligations, and some asset-backed securities are determined on a weighted average life basis, which is the average time for principal to be repaid. For a mortgage security, this average time is calculated by estimating the timing of principal payments, including unscheduled prepayments, during the life of the mortgage. The weighted average life of these securities is likely to be substantially shorter than their stated final maturity.

Duration  is a measure of a bond's price sensitivity to a change in its yield. For example, if a bond has a 5-year duration and its yield rises 1%, the bond's value is likely to fall about 5%. Similarly, if a bond fund has a 5-year average duration and the yield on each of the bonds held by the fund rises 1%, the fund's value is likely to fall about 5%. For funds with exposure to foreign markets, there are many reasons why all of the bond holdings do not experience the same yield changes. These reasons include: the bonds are spread off of different yield curves around the world and these yield curves do not move in tandem; the shapes of these yield curves change; and sector and issuer yield spreads change. Other factors can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance will likely differ from the example.

Domestic and Foreign Investments (money market funds only)  include U.S. dollar-denominated time deposits, certificates of deposit, and bankers' acceptances of U.S. banks and their branches located outside of the United States, U.S. branches and agencies of foreign banks, and foreign branches of foreign banks. Domestic and foreign investments may also include U.S. dollar-denominated securities issued or guaranteed by other U.S. or foreign issuers, including U.S. and foreign corporations or other business organizations, foreign governments, foreign government agencies or instrumentalities, and U.S. and foreign financial institutions, including savings and loan institutions, insurance companies, mortgage bankers, and real estate investment trusts, as well as banks.

The obligations of foreign branches of U.S. banks may not be obligations of the parent bank in addition to the issuing branch, and may be limited by the terms of a specific obligation and by governmental regulation. Payment of interest and repayment of principal on these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk) or by war or civil conflict. In addition, settlement of trades may occur outside of the United States and evidence of ownership of portfolio securities may be held outside of the United States. Accordingly, a fund may be subject to the risks associated with the settlement of trades and the holding of such property overseas. Various provisions of federal law governing the establishment and operation of U.S. branches do not apply to foreign branches of U.S. banks.

Obligations of U.S. branches and agencies of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation, as well as by governmental action in the country in which the foreign bank has its head office.

Obligations of foreign issuers involve certain additional risks. These risks may include future unfavorable political and economic developments, withholding taxes, seizures of foreign deposits, currency controls, interest limitations, or other governmental restrictions that might affect repayment of principal or payment of interest, or the ability to honor a credit commitment. Additionally, there may be less public information available about foreign entities. Foreign issuers may be subject to less governmental regulation and supervision than U.S. issuers. Foreign issuers also generally are not bound by uniform accounting, auditing, and financial reporting requirements comparable to those applicable to U.S. issuers. From time to time, a fund's adviser and/or its affiliates may determine that, as a result of regulatory requirements that may apply to the adviser and/or its affiliates due to investments in a particular country, investments in the securities of issuers domiciled or listed on trading markets in that country above certain thresholds (which may apply at the account level or in the aggregate across all accounts managed by the adviser and its affiliates) may be impractical or undesirable. In such instances, the adviser may limit or exclude investment in a particular issuer, which may include investment in related derivative instruments, and investment flexibility may be restricted.

Exchange Traded Funds (ETFs)  are shares of other investment companies, commodity pools, or other entities that are traded on an exchange. Typically, assets underlying the ETF shares are stocks, though they may also be commodities or other instruments. An ETF may seek to replicate the performance of a specific index or may be actively managed.

Typically, shares of an ETF that tracks an index are expected to increase in value as the value of the underlying benchmark increases. However, in the case of inverse ETFs (also called "short ETFs" or "bear ETFs"), ETF shares are expected to increase in value as the value of the underlying benchmark decreases. Inverse ETFs seek to deliver the opposite of the performance of the benchmark they track and are often marketed as a way for investors to profit from, or at least hedge their exposure to, downward moving markets. Investments in inverse ETFs are similar to holding short positions in the underlying benchmark.

ETF shares are redeemable only in large blocks (typically, 50,000 shares) often called "creation units" by persons other than a fund, and are redeemed principally in-kind at each day's next calculated net asset value per share (NAV). ETFs typically incur fees that are separate from those fees incurred directly by a fund. A fund's purchase of ETFs results in the layering of expenses, such that the fund would indirectly bear a proportionate share of any ETF's operating expenses. Further, while traditional investment companies are continuously offered at NAV, ETFs are traded in the secondary market (e.g., on a stock exchange) on an intra-day basis at prices that may be above or below the value of their underlying portfolios.

Some of the risks of investing in an ETF that tracks an index are similar to those of investing in an indexed mutual fund, including tracking error risk (the risk of errors in matching the ETF's underlying assets to the index or other benchmark); and the risk that because an ETF is not actively managed, it cannot sell stocks or other assets as long as they are represented in the index or other benchmark. Other ETF risks include the risk that ETFs may trade in the secondary market at a discount from their NAV and the risk that the ETFs may not be liquid. ETFs also may be leveraged. Leveraged ETFs seek to deliver multiples of the performance of the index or other benchmark they track and use derivatives in an effort to amplify the returns (or decline, in the case of inverse ETFs) of the underlying index or benchmark. While leveraged ETFs may offer the potential for greater return, the potential for loss and the speed at which losses can be realized also are greater. Most leveraged and inverse ETFs "reset" daily, meaning they are designed to achieve their stated objectives on a daily basis. Leveraged and inverse ETFs can deviate substantially from the performance of their underlying benchmark over longer periods of time, particularly in volatile periods.

Exchange Traded Notes (ETNs)  are a type of senior, unsecured, unsubordinated debt security issued by financial institutions that combines aspects of both bonds and ETFs. An ETN's returns are based on the performance of a market index or other reference asset minus fees and expenses. Similar to ETFs, ETNs are listed on an exchange and traded in the secondary market. However, unlike an ETF, an ETN can be held until the ETN's maturity, at which time the issuer will pay a return linked to the performance of the market index or other reference asset to which the ETN is linked minus certain fees. Unlike regular bonds, ETNs typically do not make periodic interest payments and principal typically is not protected.

ETNs also incur certain expenses not incurred by their applicable index. The market value of an ETN is determined by supply and demand, the current performance of the index or other reference asset, and the credit rating of the ETN issuer. The market value of ETN shares may differ from their intraday indicative value. The value of an ETN may also change due to a change in the issuer's credit rating. As a result, there may be times when an ETN's share trades at a premium or discount to its NAV. Some ETNs that use leverage in an effort to amplify the returns of an underlying index or other reference asset can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Leveraged ETNs may offer the potential for greater return, but the potential for loss and speed at which losses can be realized also are greater.

Exposure to Foreign and Emerging Markets.  Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. From time to time, a fund's adviser and/or its affiliates may determine that, as a result of regulatory requirements that may apply to the adviser and/or its affiliates due to investments in a particular country, investments in the securities of issuers domiciled or listed on trading markets in that country above certain thresholds (which may apply at the account level or in the aggregate across all accounts managed by the adviser and its affiliates) may be impractical or undesirable. In such instances, the adviser may limit or exclude investment in a particular issuer, and investment flexibility may be restricted. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. There is no assurance that a fund's adviser will be able to anticipate these potential events or counter their effects. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter (OTC) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased investment or valuation risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository, or foreign subcustodian. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than with U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.

Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

American Depositary Receipts (ADRs) as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.

The risks of foreign investing may be magnified for investments in emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Floating Rate Loans and Other Debt Securities.  Floating rate loans consist generally of obligations of companies or other entities (collectively, "borrowers") incurred for the purpose of reorganizing the assets and liabilities of a borrower (recapitalization); acquiring another company (acquisition); taking over control of a company (leveraged buyout); temporary financing (bridge loan); or refinancings, internal growth, or other general business purposes. Floating rate loans are often obligations of borrowers who are highly leveraged.

Floating rate loans may be structured to include both term loans, which are generally fully funded at the time of the making of the loan, and revolving credit facilities, which would require additional investments upon the borrower's demand. A revolving credit facility may require a purchaser to increase its investment in a floating rate loan at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

Floating rate loans may be acquired by direct investment as a lender, as a participation interest (which represents a fractional interest in a floating rate loan) issued by a lender or other financial institution, or as an assignment of the portion of a floating rate loan previously attributable to a different lender.

A floating rate loan offered as part of the original lending syndicate typically is purchased at par value. As part of the original lending syndicate, a purchaser generally earns a yield equal to the stated interest rate. In addition, members of the original syndicate typically are paid a commitment fee. In secondary market trading, floating rate loans may be purchased or sold above, at, or below par, which can result in a yield that is below, equal to, or above the stated interest rate, respectively. At certain times when reduced opportunities exist for investing in new syndicated floating rate loans, floating rate loans may be available only through the secondary market. There can be no assurance that an adequate supply of floating rate loans will be available for purchase.

Historically, floating rate loans have not been registered with the SEC or any state securities commission or listed on any securities exchange. As a result, the amount of public information available about a specific floating rate loan historically has been less extensive than if the floating rate loan were registered or exchange-traded.

Purchasers of floating rate loans and other forms of debt securities depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the security may be adversely affected. Floating rate loans and other debt securities that are fully secured provide more protections than unsecured securities in the event of failure to make scheduled interest or principal payments. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Some floating rate loans and other debt securities are not rated by any nationally recognized statistical rating organization. In connection with the restructuring of a floating rate loan or other debt security outside of bankruptcy court in a negotiated work-out or in the context of bankruptcy proceedings, equity securities or junior debt securities may be received in exchange for all or a portion of an interest in the security.

From time to time Geode Capital Management, LLC (Geode), FMR, and its affiliates may borrow money from various banks in connection with their business activities. These banks also may sell floating rate loans to a Fidelity® fund or acquire floating rate loans from a Fidelity® fund, or may be intermediate participants with respect to floating rate loans owned by a Fidelity® fund. These banks also may act as agents for floating rate loans that a Fidelity® fund owns.

The following paragraphs pertain to floating rate loans: Agents, Participation Interests, Collateral, Floating Interest Rates, Maturity, Floating Rate Loan Trading, Supply of Floating Rate Loans, Restrictive Covenants, Fees, and Other Types of Floating Rate Debt Securities.

Agents.  Floating rate loans typically are originated, negotiated, and structured by a bank, insurance company, finance company, or other financial institution (the "agent") for a lending syndicate of financial institutions. The borrower and the lender or lending syndicate enter into a loan agreement. In addition, an institution (typically, but not always, the agent) holds any collateral on behalf of the lenders.

In a typical floating rate loan, the agent administers the terms of the loan agreement and is responsible for the collection of principal and interest and fee payments from the borrower and the apportionment of these payments to all lenders that are parties to the loan agreement. Purchasers will rely on the agent to use appropriate creditor remedies against the borrower. Typically, under loan agreements, the agent is given broad discretion in monitoring the borrower's performance and is obligated to use the same care it would use in the management of its own property. Upon an event of default, the agent typically will enforce the loan agreement after instruction from the lenders. The borrower compensates the agent for these services. This compensation may include special fees paid on structuring and funding the floating rate loan and other fees paid on a continuing basis. The typical practice of an agent or a lender in relying exclusively or primarily on reports from the borrower may involve a risk of fraud by the borrower.

If an agent becomes insolvent, or has a receiver, conservator, or similar official appointed for it by the appropriate bank or other regulatory authority, or becomes a debtor in a bankruptcy proceeding, the agent's appointment may be terminated, and a successor agent would be appointed. If an appropriate regulator or court determines that assets held by the agent for the benefit of the purchasers of floating rate loans are subject to the claims of the agent's general or secured creditors, the purchasers might incur certain costs and delays in realizing payment on a floating rate loan or suffer a loss of principal and/or interest. Furthermore, in the event of the borrower's bankruptcy or insolvency, the borrower's obligation to repay a floating rate loan may be subject to certain defenses that the borrower can assert as a result of improper conduct by the agent.

Participation Interests.  Purchasers of participation interests do not have any direct contractual relationship with the borrower. Purchasers rely on the lender who sold the participation interest not only for the enforcement of the purchaser's rights against the borrower but also for the receipt and processing of payments due under the floating rate loan.

Purchasers of participation interests may be subject to delays, expenses, and risks that are greater than those that would be involved if the purchaser could enforce its rights directly against the borrower. In addition, under the terms of a participation interest, the purchaser may be regarded as a creditor of the intermediate participant (rather than of the borrower), so that the purchaser also may be subject to the risk that the intermediate participant could become insolvent. The agreement between the purchaser and lender who sold the participation interest may also limit the rights of the purchaser to vote on changes that may be made to the loan agreement, such as waiving a breach of a covenant.

For a Fidelity® fund that limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry, the fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of participation interests where a bank or other lending institution serves as intermediate participant between a fund and the borrower, if the participation interest does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating an intermediate participant as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single intermediate participant, or a group of intermediate participants engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Collateral.  Most floating rate loans are secured by specific collateral of the borrower and are senior to most other securities of the borrower. The collateral typically has a market value, at the time the floating rate loan is made, that equals or exceeds the principal amount of the floating rate loan. The value of the collateral may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value.

Floating rate loan collateral may consist of various types of assets or interests. Collateral may include working capital assets, such as accounts receivable or inventory; tangible or intangible assets; or assets or other types of guarantees of affiliates of the borrower. Inventory is the goods a company has in stock, including finished goods, goods in the process of being manufactured, and the supplies used in the process of manufacturing. Accounts receivable are the monies due to a company for merchandise or securities that it has sold, or for the services it has provided. Tangible fixed assets include real property, buildings, and equipment. Intangible assets include trademarks, copyrights and patent rights, and securities of subsidiaries or affiliates.

Generally, floating rate loans are secured unless (i) the purchaser's security interest in the collateral is invalidated for any reason by a court, or (ii) the collateral is fully released with the consent of the agent bank and lenders or under the terms of a loan agreement as the creditworthiness of the borrower improves. Collateral impairment is the risk that the value of the collateral for a floating rate loan will be insufficient in the event that a borrower defaults. Although the terms of a floating rate loan generally require that the collateral at issuance have a value at least equal to 100% of the amount of such floating rate loan, the value of the collateral may decline subsequent to the purchase of a floating rate loan. In most loan agreements there is no formal requirement to pledge additional collateral. There is no guarantee that the sale of collateral would allow a borrower to meet its obligations should the borrower be unable to repay principal or pay interest or that the collateral could be sold quickly or easily.

In addition, most borrowers pay their debts from the cash flow they generate. If the borrower's cash flow is insufficient to pay its debts as they come due, the borrower may seek to restructure its debts rather than sell collateral. Borrowers may try to restructure their debts by filing for protection under the federal bankruptcy laws or negotiating a work-out. If a borrower becomes involved in bankruptcy proceedings, access to the collateral may be limited by bankruptcy and other laws. In the event that a court decides that access to the collateral is limited or void, it is unlikely that purchasers could recover the full amount of the principal and interest due.

There may be temporary periods when the principal asset held by a borrower is the stock of a related company, which may not legally be pledged to secure a floating rate loan. On occasions when such stock cannot be pledged, the floating rate loan will be temporarily unsecured until the stock can be pledged or is exchanged for, or replaced by, other assets.

Some floating rate loans are unsecured. If the borrower defaults on an unsecured floating rate loan, there is no specific collateral on which the purchaser can foreclose.

Floating Interest Rates.  The rate of interest payable on floating rate loans is the sum of a base lending rate plus a specified spread. Base lending rates are generally the London Interbank Offered Rate ("LIBOR"), the Certificate of Deposit ("CD") Rate of a designated U.S. bank, the Prime Rate of a designated U.S. bank, the Federal Funds Rate, or another base lending rate used by commercial lenders. A borrower usually has the right to select the base lending rate and to change the base lending rate at specified intervals. The applicable spread may be fixed at time of issuance or may adjust upward or downward to reflect changes in credit quality of the borrower. The interest rate payable on some floating rate loans may be subject to an upper limit ("cap") or lower ("floor").

The interest rate on LIBOR-based and CD Rate-based floating rate loans is reset periodically at intervals ranging from 30 to 180 days, while the interest rate on Prime Rate- or Federal Funds Rate-based floating rate loans floats daily as those rates change. Investment in floating rate loans with longer interest rate reset periods can increase fluctuations in the floating rate loans' values when interest rates change.

The yield on a floating rate loan will primarily depend on the terms of the underlying floating rate loan and the base lending rate chosen by the borrower. The relationship between LIBOR, the CD Rate, the Prime Rate, and the Federal Funds Rate will vary as market conditions change.

Maturity.  Floating rate loans typically will have a stated term of five to nine years. However, because floating rate loans are frequently prepaid, their average maturity is expected to be two to three years. The degree to which borrowers prepay floating rate loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the borrower's financial condition, and competitive conditions among lenders. Prepayments cannot be predicted with accuracy. Prepayments of principal to the purchaser of a floating rate loan may result in the principal's being reinvested in floating rate loans with lower yields.

Floating Rate Loan Trading.  Floating rate loans are generally subject to legal or contractual restrictions on resale. Floating rate loans are not currently listed on any securities exchange or automatic quotation system. As a result, no active market may exist for some floating rate loans, and to the extent a secondary market exists for other floating rate loans, such market may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods.

Supply of Floating Rate Loans.  The supply of floating rate loans may be limited from time to time due to a lack of sellers in the market for existing floating rate loans or the number of new floating rate loans currently being issued. As a result, the floating rate loans available for purchase may be lower quality or higher priced.

Restrictive Covenants.  A borrower must comply with various restrictive covenants contained in the loan agreement. In addition to requiring the scheduled payment of interest and principal, these covenants may include restrictions on dividend payments and other distributions to stockholders, provisions requiring the borrower to maintain specific financial ratios, and limits on total debt. The loan agreement may also contain a covenant requiring the borrower to prepay the floating rate loan with any free cash flow. A breach of a covenant that is not waived by the agent (or by the lenders directly) is normally an event of default, which provides the agent or the lenders the right to call the outstanding floating rate loan.

Fees.  Purchasers of floating rate loans may receive and/or pay certain fees. These fees are in addition to interest payments received and may include facility fees, commitment fees, commissions, and prepayment penalty fees. When a purchaser buys a floating rate loan, it may receive a facility fee; and when it sells a floating rate loan, it may pay a facility fee. A purchaser may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan or a prepayment penalty fee on the prepayment of a floating rate loan. A purchaser may also receive other fees, including covenant waiver fees and covenant modification fees.

Other Types of Floating Rate Debt Securities.  Floating rate debt securities include other forms of indebtedness of borrowers such as notes and bonds, securities with fixed rate interest payments in conjunction with a right to receive floating rate interest payments, and shares of other investment companies. These instruments are generally subject to the same risks as floating rate loans but are often more widely issued and traded.

Foreign Currency Transactions.  A fund (other than a money market fund) may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes. Forward contracts not calling for physical delivery of the underlying instrument will be settled through cash payments rather than through delivery of the underlying currency. All of these instruments and transactions are subject to the risk that the counterparty will default.

A "settlement hedge" or "transaction hedge" is designed to protect a fund against an adverse change in foreign currency values between the date a security denominated in a foreign currency is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used to protect a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected.

A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in a foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also attempt to hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. A fund may cross-hedge its U.S. dollar exposure in order to achieve a representative weighted mix of the major currencies in its benchmark index and/or to cover an underweight country or region exposure in its portfolio. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.

Successful use of currency management strategies will depend on an adviser's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as an adviser anticipates. For example, if a currency's value rose at a time when a fund had hedged its position by selling that currency in exchange for dollars, the fund would not participate in the currency's appreciation. If a fund hedges currency exposure through proxy hedges, the fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if a fund increases its exposure to a foreign currency and that currency's value declines, the fund will realize a loss. Foreign currency transactions involve the risk that anticipated currency movements will not be accurately predicted and that a fund's hedging strategies will be ineffective. Moreover, it is impossible to precisely forecast the market value of portfolio securities at the expiration of a foreign currency forward contract. Accordingly, a fund may be required to buy or sell additional currency on the spot market (and bear the expenses of such transaction), if an adviser's predictions regarding the movement of foreign currency or securities markets prove inaccurate.

A fund may be required to limit its hedging transactions in foreign currency forwards, futures, and options in order to maintain its classification as a "regulated investment company" under the Internal Revenue Code (Code). Hedging transactions could result in the application of the mark-to-market provisions of the Code, which may cause an increase (or decrease) in the amount of taxable dividends paid by a fund and could affect whether dividends paid by a fund are classified as capital gains or ordinary income. A fund will cover its exposure to foreign currency transactions with liquid assets in compliance with applicable requirements. There is no assurance that an adviser's use of currency management strategies will be advantageous to a fund or that it will employ currency management strategies at appropriate times.

Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to options and futures relating to securities or indexes, as discussed below. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.

Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the fund to reduce foreign currency risk using such options.

Foreign Repurchase Agreements.  Foreign repurchase agreements involve an agreement to purchase a foreign security and to sell that security back to the original seller at an agreed-upon price in either U.S. dollars or foreign currency. Unlike typical U.S. repurchase agreements, foreign repurchase agreements may not be fully collateralized at all times. The value of a security purchased by a fund may be more or less than the price at which the counterparty has agreed to repurchase the security. In the event of default by the counterparty, a fund may suffer a loss if the value of the security purchased is less than the agreed-upon repurchase price, or if the fund is unable to successfully assert a claim to the collateral under foreign laws. As a result, foreign repurchase agreements may involve higher credit risks than repurchase agreements in U.S. markets, as well as risks associated with currency fluctuations. In addition, as with other emerging market investments, repurchase agreements with counterparties located in emerging markets or relating to emerging markets may involve issuers or counterparties with lower credit ratings than typical U.S. repurchase agreements.

Funds of Funds and Other Large Shareholders.  Certain Fidelity® funds and accounts (including funds of funds) invest in other funds ("underlying funds") and, as a result, may at times have substantial investments in one or more underlying funds.

An underlying fund may experience large redemptions or investments due to transactions in its shares by funds of funds, other large shareholders, or similarly managed accounts. While it is impossible to predict the overall effect of these transactions over time, there could be an adverse impact on an underlying fund's performance. In the event of such redemptions or investments, an underlying fund could be required to sell securities or to invest cash at a time when it may not otherwise desire to do so. Such transactions may increase an underlying fund's brokerage and/or other transaction costs and affect the liquidity of a fund's portfolio. In addition, when funds of funds or other investors own a substantial portion of an underlying fund's shares, a large redemption by such an investor could cause actual expenses to increase, or could result in the underlying fund's current expenses being allocated over a smaller asset base, leading to an increase in the underlying fund's expense ratio. Redemptions of underlying fund shares could also accelerate the realization of taxable capital gains in the fund if sales of securities result in capital gains. The impact of these transactions is likely to be greater when a fund of funds or other significant investor purchases, redeems, or owns a substantial portion of the underlying fund's shares.

When possible, Fidelity will consider how to minimize these potential adverse effects, and may take such actions as it deems appropriate to address potential adverse effects, including redemption of shares in-kind rather than in cash or carrying out the transactions over a period of time, although there can be no assurance that such actions will be successful. A high volume of redemption requests can impact an underlying fund the same way as the transactions of a single shareholder with substantial investments. As an additional safeguard, Fidelity® fund of funds may manage the placement of their redemption requests in a manner designed to minimize the impact of such requests on the day-to-day operations of the underlying funds in which they invest. This may involve, for example, redeeming its shares of an underlying fund gradually over time.

Funds' Rights as Investors.  Fidelity® funds do not intend to direct or administer the day-to-day operations of any company. A fund may, however, exercise its rights as a shareholder or lender and may communicate its views on important matters of policy to a company's management, board of directors, and shareholders, and holders of a company's other securities when such matters could have a significant effect on the value of the fund's investment in the company. The activities in which a fund may engage, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; supporting or opposing third-party takeover efforts; supporting the filing of a bankruptcy petition; or foreclosing on collateral securing a security. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. Such activities will be monitored with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred. The funds' proxy voting guidelines are included in this SAI.

Futures, Options, and Swaps.  The success of any strategy involving futures, options, and swaps depends on an adviser's analysis of many economic and mathematical factors and a fund's return may be higher if it never invested in such instruments. Additionally, some of the contracts discussed below are new instruments without a trading history and there can be no assurance that a market for the instruments will continue to exist. Government legislation or regulation could affect the use of such instruments and could limit a fund's ability to pursue its investment strategies. If a fund invests a significant portion of its assets in derivatives, its investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

Each Fidelity Advisor Freedom® Fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to structured notes.

The limitations on the funds' investments in futures contracts, options, and swaps, and the funds' policies regarding futures contracts, options, and swaps may be changed as regulatory agencies permit.

The requirements for qualification as a regulated investment company may limit the extent to which a fund may enter into futures, options on futures, and forward contracts.

Futures Contracts. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified date. Futures contracts are standardized, exchange-traded contracts and the price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities or baskets of securities, some are based on commodities or commodities indexes (for funds that seek commodities exposure), and some are based on indexes of securities prices (including foreign indexes for funds that seek foreign exposure). In addition, some currently available futures contracts are based on Eurodollars. Positions in Eurodollar futures reflect market expectations of forward levels of three-month LIBOR rates. Futures on indexes and futures not calling for physical delivery of the underlying instrument will be settled through cash payments rather than through delivery of the underlying instrument. Futures can be held until their delivery dates, or can be closed out by offsetting purchases or sales of futures contracts before then if a liquid market is available. A fund may realize a gain or loss by closing out its futures contracts.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market for the underlying instrument. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

The purchaser or seller of a futures contract or an option for a futures contract is not required to deliver or pay for the underlying instrument or the final cash settlement price, as applicable, unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. This process of "marking to market" will be reflected in the daily calculation of open positions computed in a fund's NAV. The party that has a gain is entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. Variation margin does not represent a borrowing or loan by a fund, but is instead a settlement between a fund and the FCM of the amount one would owe the other if the fund's contract expired. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund. A fund is also required to segregate liquid assets equivalent to the fund's outstanding obligations under the contract in excess of the initial margin and variation margin, if any.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement, and margin procedures that are different from those for U.S. exchanges. Futures contracts traded outside the United States may not involve a clearing mechanism or related guarantees and may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to a fund. Because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuation.

There is no assurance a liquid market will exist for any particular futures contract at any particular time. Exchanges may establish daily price fluctuation limits for futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

If the market for a contract is not liquid because of price fluctuation limits or other market conditions, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its futures positions could also be impaired. These risks may be heightened for commodity futures contracts, which have historically been subject to greater price volatility than exists for instruments such as stocks and bonds.

Because there are a limited number of types of exchange-traded futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the futures position will not track the performance of the fund's other investments.

Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments. In addition, the price of a commodity futures contract can reflect the storage costs associated with the purchase of the physical commodity.

Futures contracts on U.S. Government securities historically have reacted to an increase or decrease in interest rates in a manner similar to the manner in which the underlying U.S. Government securities reacted. To the extent, however, that a fund enters into such futures contracts, the value of these futures contracts will not vary in direct proportion to the value of the fund's holdings of U.S. Government securities. Thus, the anticipated spread between the price of the futures contract and the hedged security may be distorted due to differences in the nature of the markets. The spread also may be distorted by differences in initial and variation margin requirements, the liquidity of such markets and the participation of speculators in such markets.

Options. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific assets or securities, baskets of assets or securities, indexes of securities or commodities prices, and futures contracts (including commodity futures contracts). Options may be traded on an exchange or OTC. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. Depending on the terms of the contract, upon exercise, an option may require physical delivery of the underlying instrument or may be settled through cash payments. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if the underlying instrument's price falls substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if the underlying instrument's price falls. At the same time, the buyer can expect to suffer a loss if the underlying instrument's price does not rise sufficiently to offset the cost of the option.

The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay or receive the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts.

If the underlying instrument's price rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If the underlying instrument's price remains the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If the underlying instrument's price falls, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option's underlying instrument or make a net cash settlement payment, as applicable, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer should mitigate the effects of a price increase. At the same time, because a call writer must be prepared to deliver the underlying instrument or make a net cash settlement payment, as applicable, in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

Where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price to close out the put or call option on the secondary market may move more or less than the price of the related security.

There is no assurance a liquid market will exist for any particular options contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for exchange-traded options contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options positions could also be impaired.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally are less liquid and involve greater credit risk than exchange-traded options, which are backed by the clearing organization of the exchanges where they are traded.

Combined positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

A fund may also buy and sell options on swaps (swaptions), which are generally options on interest rate swaps. An option on a swap gives a party the right (but not the obligation) to enter into a new swap agreement or to extend, shorten, cancel or modify an existing contract at a specific date in the future in exchange for a premium. Depending on the terms of the particular option agreement, a fund will generally incur a greater degree of risk when it writes (sells) an option on a swap than it will incur when it purchases an option on a swap. When a fund purchases an option on a swap, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a fund writes an option on a swap, upon exercise of the option the fund will become obligated according to the terms of the underlying agreement. A fund that writes an option on a swap receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Whether a fund's use of options on swaps will be successful in furthering its investment objective will depend on the adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Options on swaps may involve risks similar to those discussed below in "Swap Agreements."

Because there are a limited number of types of exchange-traded options contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options position will not track the performance of the fund's other investments.

Options prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Swap Agreements (except equity index funds). Swap agreements are two-party contracts entered into primarily by institutional investors. Cleared swaps are transacted through FCMs that are members of central clearinghouses with the clearinghouse serving as a central counterparty similar to transactions in futures contracts. In a standard "swap" transaction, two parties agree to exchange one or more payments based, for example, on the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments (such as securities, commodities, indexes, or other financial or economic interests). The gross payments to be exchanged between the parties are calculated with respect to a notional amount, which is the predetermined dollar principal of the trade representing the hypothetical underlying quantity upon which payment obligations are computed.

Swap agreements can take many different forms and are known by a variety of names, including interest rate swaps (where the parties exchange a floating rate for a fixed rate), asset swaps (e.g., where parties combine the purchase or sale of a bond with an interest rate swap), total return swaps, and credit default swaps. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and, if applicable, its yield. Swap agreements are subject to liquidity risk, meaning that a fund may be unable to sell a swap contract to a third party at a favorable price. Certain standardized swap transactions are currently subject to mandatory central clearing or may be eligible for voluntary central clearing. Central clearing is expected to decrease counterparty risk and increase liquidity compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterpart to each participant's swap. However, central clearing does not eliminate counterparty risk or illiquidity risk entirely. In addition depending on the size of a fund and other factors, the margin required under the rules of a clearinghouse and by a clearing member FCM may be in excess of the collateral required to be posted by a fund to support its obligations under a similar uncleared swap. It is expected, however, that regulators will adopt rules imposing certain margin requirements, including minimums, on uncleared swaps in the near future, which could reduce the distinction.

A total return swap is a contract whereby one party agrees to make a series of payments to another party based on the change in the market value of the assets underlying such contract (which can include a security or other instrument, commodity, index or baskets thereof) during the specified period. In exchange, the other party to the contract agrees to make a series of payments calculated by reference to an interest rate and/or some other agreed-upon amount (including the change in market value of other underlying assets). A fund may use total return swaps to gain exposure to an asset without owning it or taking physical custody of it. For example, a fund investing in total return commodity swaps will receive the price appreciation of a commodity, commodity index or portion thereof in exchange for payment of an agreed-upon fee.

In a credit default swap, the credit default protection buyer makes periodic payments, known as premiums, to the credit default protection seller. In return the credit default protection seller will make a payment to the credit default protection buyer upon the occurrence of a specified credit event. A credit default swap can refer to a single issuer or asset, a basket of issuers or assets or index of assets, each known as the reference entity or underlying asset. A fund may act as either the buyer or the seller of a credit default swap. A fund may buy or sell credit default protection on a basket of issuers or assets, even if a number of the underlying assets referenced in the basket are lower-quality debt securities. In an unhedged credit default swap, a fund buys credit default protection on a single issuer or asset, a basket of issuers or assets or index of assets without owning the underlying asset or debt issued by the reference entity. Credit default swaps involve greater and different risks than investing directly in the referenced asset, because, in addition to market risk, credit default swaps include liquidity, counterparty and operational risk.

Credit default swaps allow a fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets. If a swap agreement calls for payments by a fund, the fund must be prepared to make such payments when due. If a fund is the credit default protection seller, the fund will experience a loss if a credit event occurs and the credit of the reference entity or underlying asset has deteriorated. If a fund is the credit default protection buyer, the fund will be required to pay premiums to the credit default protection seller. In the case of a physically settled credit default swap in which a fund is the protection seller, the fund must be prepared to pay par for and take possession of debt of a defaulted issuer delivered to the fund by the credit default protection buyer. Any loss would be offset by the premium payments the fund receives as the seller of credit default protection. This risk for cleared swaps is generally lower than for uncleared swaps since the counterparty is a clearinghouse, but there can be no assurance that a clearinghouse or its members will satisfy its obligations.

If the creditworthiness of a fund's swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the fund. To limit the counterparty risk involved in swap agreements, a Fidelity® fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that a fund will be able to do so, a fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. A fund may have limited ability to eliminate its exposure under a credit default swap if the credit of the reference entity or underlying asset has declined.

A fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. In order to cover its outstanding obligations to a swap counterparty, a fund would generally be required to provide margin or collateral for the benefit of that counterparty. If a counterparty to a swap transaction becomes insolvent, the fund may be limited temporarily or permanently in exercising its right to the return of related fund assets designated as margin or collateral in an action against the counterparty.

Swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a fund's interest. A fund bears the risk that an adviser will not accurately forecast market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for a fund. If an adviser attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, a fund may be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment, which could cause substantial losses for a fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Swaps are complex and often valued subjectively.

Swap Agreements (equity index funds only). Under a typical equity swap agreement, a counterparty such as a bank or broker-dealer agrees to pay a fund a return equal to the dividend payments and increase in value, if any, of an index or group of stocks, or of a stock, and the fund agrees in return to pay a fixed or floating rate of interest, plus any declines in value of the index. Swap agreements can also have features providing for maximum or minimum exposure to a designated index. In order to hedge its exposure effectively, a fund would generally have to own other assets returning approximately the same amount as the interest rate payable by the fund under the swap agreement.

Swap agreements allow a fund to acquire or reduce credit exposure to a particular issuer, asset, or basket of assets. The most significant factor in the performance of swap agreements is the change in value of the specific index, security or currency, or other factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by a fund, the fund must be prepared to make such payments when due. If the creditworthiness of a fund's swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the fund and impairing the fund's correlation with its applicable index. Although there can be no assurance that a fund will be able to do so, a fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another more creditworthy party.

A fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. In order to cover its outstanding obligations to a swap counterparty, a fund would generally be required to provide margin or collateral for the benefit of that counterparty. If a counterparty to a swap transaction becomes insolvent, the fund may be limited temporarily or permanently in exercising its right to the return of related fund assets designated as margin or collateral in an action against the counterparty.

Swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a fund's interest. A fund bears the risk that an adviser will not accurately forecast market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for a fund. If an adviser attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, a fund may be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment, which could cause substantial losses for a fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Swaps are complex and often valued subjectively.

Hybrid and Preferred Securities.  A hybrid security may be a debt security, warrant, convertible security, certificate of deposit or other evidence of indebtedness on which the value of the interest on or principal of which is determined by reference to changes in the value of a reference instrument or financial strength of a reference entity (e.g., a security or other financial instrument, asset, currency, interest rate, commodity, index, or business entity such as a financial institution). Another example is contingent convertible securities, which are fixed income securities that, under certain circumstances, either convert into common stock of the issuer or undergo a principal write-down by a predetermined percentage if the issuer's capital ratio falls below a predetermined trigger level. The liquidation value of such a security may be reduced upon a regulatory action and without the need for a bankruptcy proceeding. Preferred securities may take the form of preferred stock and represent an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds generally take precedence over the claims of those who own preferred and common stock.

The risks of investing in hybrid and preferred securities reflect a combination of the risks of investing in securities, options, futures and currencies. An investment in a hybrid or preferred security may entail significant risks that are not associated with a similar investment in a traditional debt or equity security. The risks of a particular hybrid or preferred security will depend upon the terms of the instrument, but may include the possibility of significant changes in the value of any applicable reference instrument. Such risks may depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid or preferred security. Hybrid and preferred securities are potentially more volatile and carry greater market and liquidity risks than traditional debt or equity securities. Also, the price of the hybrid or preferred security and any applicable reference instrument may not move in the same direction or at the same time. In addition, because hybrid and preferred securities may be traded over-the-counter or in bilateral transactions with the issuer of the security, hybrid and preferred securities may be subject to the creditworthiness of the counterparty of the security and their values may decline substantially if the counterparty's creditworthiness deteriorates. In addition, uncertainty regarding the tax and regulatory treatment of hybrid and preferred securities may reduce demand for such securities and tax and regulatory considerations may limit the extent of a fund's investments in certain hybrid and preferred securities.

Illiquid Securities  cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund.

Under the supervision of the Board of Trustees, a Fidelity® fund's adviser determines the liquidity of the fund's investments and, through reports from the fund's adviser, the Board monitors investments in illiquid securities.

Various factors may be considered in determining the liquidity of a fund's investments, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

Increasing Government Debt.  The total public debt of the United States and other countries around the globe as a percent of gross domestic product has grown rapidly since the beginning of the 2008 financial downturn. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented.

A high national debt level may increase market pressures to meet government funding needs, which may drive debt cost higher and cause a country to sell additional debt, thereby increasing refinancing risk. A high national debt also raises concerns that a government will not be able to make principal or interest payments when they are due. In the worst case, unsustainable debt levels can decline the valuation of currencies, and can prevent a government from implementing effective counter-cyclical fiscal policy in economic downturns.

On August 5, 2011, Standard & Poor's Ratings Services lowered its long-term sovereign credit rating on the United States one level to "AA+" from "AAA." While Standard & Poor's Ratings Services affirmed the United States' short-term sovereign credit rating as "A-1+," there is no guarantee that Standard & Poor's Ratings Services will not decide to lower this rating in the future. Standard & Poor's Ratings Services stated that its decision was prompted by its view on the rising public debt burden and its perception of greater policymaking uncertainty. The market prices and yields of securities supported by the full faith and credit of the U.S. Government may be adversely affected by Standard & Poor's Ratings Services decisions to downgrade the long-term sovereign credit rating of the United States.

Indexed Securities  are instruments whose prices are indexed to the prices of other securities, securities indexes, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose values at maturity or coupon rates are determined by reference to a specific instrument, statistic, or measure.

Indexed securities also include commercial paper, certificates of deposit, and other fixed-income securities whose values at maturity or coupon interest rates are determined by reference to the returns of particular stock indexes. Indexed securities can be affected by stock prices as well as changes in interest rates and the creditworthiness of their issuers and may not track the indexes as accurately as direct investments in the indexes.

Mortgage-indexed securities, for example, could be structured to replicate the performance of mortgage securities and the characteristics of direct ownership.

Inflation-protected securities, for example, can be indexed to a measure of inflation, such as the Consumer Price Index (CPI).

Commodity-indexed securities, for example, can be indexed to a commodities index such as the Bloomberg Commodity Index Total Return℠.

Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the instrument or measure to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments or measures. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies. In calculating a fund's dividends, index-based adjustments may be considered income.

Insolvency of Issuers, Counterparties, and Intermediaries.  Issuers of fund portfolio securities or counterparties to fund transactions that become insolvent or declare bankruptcy can pose special investment risks. In each circumstance, risk of loss, valuation uncertainty, increased illiquidity, and other unpredictable occurrences may negatively impact an investment. Each of these risks may be amplified in foreign markets, where security trading, settlement, and custodial practices can be less developed than those in the U.S. markets, and bankruptcy laws differ from those of the U.S.

As a general matter, if the issuer of a fund portfolio security is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock have priority over the claims of common stock owners. These events can negatively impact the value of the issuer's securities and the results of related proceedings can be unpredictable.

If a counterparty to a fund transaction, such as a swap transaction, a short sale, a borrowing, or other complex transaction becomes insolvent, the fund may be limited in its ability to exercise rights to obtain the return of related fund assets or in exercising other rights against the counterparty. In addition, insolvency and liquidation proceedings take time to resolve, which can limit or preclude a fund's ability to terminate a transaction or obtain related assets or collateral in a timely fashion. Uncertainty may also arise upon the insolvency of a securities or commodities intermediary such as a broker-dealer or futures commission merchant with which a fund has pending transactions. If an intermediary becomes insolvent, while securities positions and other holdings may be protected by U.S. or foreign laws, it is sometimes difficult to determine whether these protections are available to specific trades based on the circumstances. Receiving the benefit of these protections can also take time to resolve, which may result in illiquid positions.

Interfund Borrowing and Lending Program.  Pursuant to an exemptive order issued by the SEC, a Fidelity® fund may lend money to, and borrow money from, other funds advised by Fidelity Management & Research Company (FMR) or its affiliates. A Fidelity® fund will borrow through the program only when the costs are equal to or lower than the costs of bank loans. A Fidelity® fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A Fidelity® fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Investment-Grade Debt Securities.  Investment-grade debt securities include all types of debt instruments that are of medium and high-quality. Investment-grade debt securities include repurchase agreements collateralized by U.S. Government securities as well as repurchase agreements collateralized by equity securities, non-investment-grade debt, and all other instruments in which a fund can perfect a security interest, provided the repurchase agreement counterparty has an investment-grade rating. Some investment-grade debt securities may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. An investment-grade rating means the security or issuer is rated investment-grade by a credit rating agency registered as a nationally recognized statistical rating organization (NRSRO) with the SEC (for example, Moody's Investors Service, Inc.), or is unrated but considered to be of equivalent quality by a fund's adviser. For purposes of determining the maximum maturity of an investment-grade debt security, an adviser may take into account normal settlement periods.

Investment in Wholly-Owned Subsidiary.  Fidelity® Series Commodity Strategy Fund may invest up to 25% of its assets in a wholly-owned subsidiary organized under the laws of the Cayman Islands (Subsidiary).

Fidelity® Series Commodity Strategy Fund wholly owns and controls the Subsidiary, and the fund and the Subsidiary are both managed by Geode. Unlike the fund, the Subsidiary is not registered under the 1940 Act and therefore is not subject to the investor protections of the 1940 Act. The Subsidiary is expected to invest primarily in commodity-linked derivative investments. As a result, the Subsidiary is subject to risks similar to those of the fund, including the risks of investing in derivatives and commodity-linked investing in general.

By investing in the Subsidiary, Fidelity® Series Commodity Strategy Fund may gain exposure to commodities within the limits of Subchapter M of the Internal Revenue Code. Subchapter M requires, among other things, that a fund derive at least 90% of gross income from dividends, interest, and gains from the sale of securities (typically referred to as "qualifying income"). Although income from investment in commodities typically is not "qualifying income," the fund relies on a private letter ruling received by other Fidelity® funds from the Internal Revenue Service ruling that income from investment in the Subsidiary will constitute "qualifying income" under Subchapter M. Changes in U.S. or Cayman Islands laws could cause investments in the Subsidiary to fail to work as expected.

Loans and Other Direct Debt Instruments.  Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand. A fund may acquire loans by buying an assignment of all or a portion of the loan from a lender or by purchasing a loan participation from a lender or other purchaser of a participation. Fidelity Series Emerging Markets Debt Fund, Fidelity Series Floating Rate High Income Fund, Fidelity Series High Income Fund, and Fidelity Series Investment Grade Bond Fund also may acquire loans directly at the time of the loan's closing.

Lenders and purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of foreign countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Direct lending and investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the lender/purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate lenders/purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a lender/purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

For a Fidelity® fund that limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry, the fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Lower-Quality Debt Securities.  Lower-quality debt securities include all types of debt instruments that have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.

Because the risk of default is higher for lower-quality debt securities, research and credit analysis are an especially important part of managing securities of this type. Such analysis may focus on relative values based on factors such as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer, in an attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future.

A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.

Money Market Securities  are high-quality, short-term obligations. Money market securities may be structured to be, or may employ a trust or other form so that they are, eligible investments for money market funds. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If a structure fails to function as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled definitively on certain legal issues presented by certain structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by a fund.

Mortgage Securities  are issued by government and non-government entities such as banks, mortgage lenders, or other institutions. A mortgage security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage securities, such as collateralized mortgage obligations (or "CMOs"), make payments of both principal and interest at a range of specified intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage securities are based on different types of mortgages, including those on commercial real estate or residential properties. Stripped mortgage securities are created when the interest and principal components of a mortgage security are separated and sold as individual securities. In the case of a stripped mortgage security, the holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying mortgage.

Fannie Maes and Freddie Macs are pass-through securities issued by Fannie Mae and Freddie Mac, respectively. Fannie Mae and Freddie Mac, which guarantee payment of interest and repayment of principal on Fannie Maes and Freddie Macs, respectively, are federally chartered corporations supervised by the U.S. Government that act as governmental instrumentalities under authority granted by Congress. Fannie Mae and Freddie Mac are authorized to borrow from the U.S. Treasury to meet their obligations. Fannie Maes and Freddie Macs are not backed by the full faith and credit of the U.S. Government.

The value of mortgage securities may change due to shifts in the market's perception of issuers and changes in interest rates. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage securities are subject to prepayment risk, which is the risk that early principal payments made on the underlying mortgages, usually in response to a reduction in interest rates, will result in the return of principal to the investor, causing it to be invested subsequently at a lower current interest rate. Alternatively, in a rising interest rate environment, mortgage security values may be adversely affected when prepayments on underlying mortgages do not occur as anticipated, resulting in the extension of the security's effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The prices of stripped mortgage securities tend to be more volatile in response to changes in interest rates than those of non-stripped mortgage securities.

A fund may seek to earn additional income by using a trading strategy (commonly known as "mortgage dollar rolls" or "reverse mortgage dollar rolls") that involves selling (or buying) mortgage securities, realizing a gain or loss, and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities that are permissible investments for the fund. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction, a fund is entitled to interest and principal payments on the securities purchased. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. This trading strategy may increase interest rate exposure and result in an increased portfolio turnover rate which increases costs and may increase taxable gains.

Municipal Securities  are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, or financing for specific projects or public facilities. They may be issued in anticipation of future revenues and may be backed by the full taxing power of a municipality, the revenues from a specific project, or the credit of a private organization. The value of some or all municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders. A municipal security may be owned directly or through a participation interest.

Put Features  entitle the holder to sell a security back to the issuer or a third party at any time or at specified intervals. In exchange for this benefit, a fund may accept a lower interest rate. Securities with put features are subject to the risk that the put provider is unable to honor the put feature (purchase the security). Put providers often support their ability to buy securities on demand by obtaining letters of credit or other guarantees from other entities. Demand features, standby commitments, and tender options are types of put features.

Real Estate Investment Trusts.  Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Real estate investment trusts issue debt securities to fund the purchase and/or development of commercial properties. The value of these debt securities may be affected by changes in the value of the underlying property owned by the trusts, the creditworthiness of the trusts, interest rates, and tax and regulatory requirements. Real estate investment trusts are dependent upon management skill and the cash flow generated by the properties owned by the trusts. Real estate investment trusts are at the risk of the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Reforms and Government Intervention in the Financial Markets.  Economic downturns can trigger various economic, legal, budgetary, tax, and regulatory reforms across the globe. Instability in the financial markets in the wake of the 2008 economic downturn led the U.S. Government and other governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that experienced extreme volatility, and in some cases, a lack of liquidity. Reforms are ongoing and their effects are uncertain. Federal, state, local, foreign, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a fund invests, or the issuers of such instruments, in ways that are unforeseeable. Reforms may also change the way in which a fund is regulated and could limit or preclude a fund's ability to achieve its investment objective or engage in certain strategies. Also, while reforms generally are intended to strengthen markets, systems, and public finances, they could affect fund expenses and the value of fund investments.

The value of a fund's holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a fund invests. In the event of such a disturbance, the issuers of securities held by a fund may experience significant declines in the value of their assets and even cease operations, or may receive government assistance accompanied by increased restrictions on their business operations or other government intervention. In addition, it is not certain that the U.S. Government or foreign governments will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted.

Repurchase Agreements  involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. A fund may be limited in its ability to exercise its right to liquidate assets related to a repurchase agreement with an insolvent counterparty. A Fidelity® fund may engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by the fund's adviser.

Restricted Securities  are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (1933 Act), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Reverse Repurchase Agreements.  In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. A Fidelity® fund may enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by the fund's adviser. Such transactions may increase fluctuations in the market value of a fund's assets and, if applicable, a fund's yield, and may be viewed as a form of leverage.

Securities Lending.  A Fidelity® fund may lend securities to parties such as broker-dealers or other institutions, including an affiliate. Fidelity® funds for which Geode serves as sub-adviser or adviser will not lend securities to Geode or its affiliates. Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the fund with collateral in an amount at least equal to the value of the securities loaned. The fund seeks to maintain the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, the fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. For a Fidelity® fund, loans will be made only to parties deemed by the fund's adviser to be in good standing and when, in the adviser's judgment, the income earned would justify the risks.

Cash received as collateral through loan transactions may be invested in other eligible securities, including shares of a money market fund. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

Securities of Other Investment Companies,  including shares of closed-end investment companies (which include business development companies (BDCs)), unit investment trusts, and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the underlying investment company-level, such as portfolio management fees and operating expenses. Fees and expenses incurred indirectly by a fund as a result of its investment in shares of one or more other investment companies generally are referred to as "acquired fund fees and expenses" and may appear as a separate line item in a fund's prospectus fee table. For certain investment companies, such as BDCs, these expenses may be significant. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their NAV. Others are continuously offered at NAV, but may also be traded in the secondary market.

The securities of closed-end funds may be leveraged. As a result, a fund may be indirectly exposed to leverage through an investment in such securities. An investment in securities of closed-end funds that use leverage may expose a fund to higher volatility in the market value of such securities and the possibility that the fund's long-term returns on such securities will be diminished.

The extent to which a fund can invest in securities of other investment companies may be limited by federal securities laws.

A fund that seeks to track the performance of a particular index could invest in investment companies that seek to track the performance of indexes other than the index that the fund seeks to track.

Short Sales "Against the Box"  are short sales of securities that a fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding.

Short sales against the box could be used to protect the NAV of a money market fund in anticipation of increased interest rates, without sacrificing the current yield of the securities sold short. A money market fund will incur transaction costs in connection with opening and closing short sales against the box. A fund (other than a money market fund) will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

Short Sales.  Stocks underlying a fund's convertible security holdings can be sold short. For example, if a fund's adviser anticipates a decline in the price of the stock underlying a convertible security held by the fund, it may sell the stock short. If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security. Fidelity® funds that employ this strategy generally intend to hedge no more than 15% of total assets with short sales on equity securities underlying convertible security holdings under normal circumstances.

A fund will be required to set aside securities equivalent in kind and amount to those sold short (or securities convertible or exchangeable into such securities) and will be required to hold them aside while the short sale is outstanding. A fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales.

Sources of Liquidity or Credit Support.  Issuers may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, swaps, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. An adviser and its affiliates may rely on their evaluation of the credit of the issuer or the credit of the liquidity or credit enhancement provider in determining whether to purchase or hold a security supported by such enhancement. In addition, an adviser and its affiliates may rely on their evaluation of the credit of the issuer or the credit of the liquidity or credit enhancement provider for purposes of making initial and ongoing minimal credit risk determinations for a money market fund. In evaluating the credit of a foreign bank or other foreign entities, factors considered may include whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the issuer and/or entity providing the enhancement could affect the value of the security or a fund's share price.

Sovereign Debt Obligations  are issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and payment of interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. Government securities, repayment of principal and payment of interest is not guaranteed by the U.S. Government.

Stripped Securities  are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.

Privately stripped government securities are created when a dealer deposits a U.S. Treasury security or other U.S. Government security with a custodian for safekeeping. The custodian issues separate receipts for the coupon payments and the principal payment, which the dealer then sells.

Because the SEC does not consider privately stripped government securities to be U.S. Government securities for purposes of Rule 2a-7, a fund must evaluate them as it would non-government securities pursuant to regulatory guidelines applicable to money market funds.

Structured Securities  (also called "structured notes") are derivative debt securities, the interest rate on or principal of which is determined by an unrelated indicator. The value of the interest rate on and/or the principal of structured securities is determined by reference to changes in the value of a reference instrument (e.g., a security or other financial instrument, asset, currency, interest rate, commodity, or index) or the relative change in two or more reference instruments. A structured security may be positively, negatively, or both positively and negatively indexed; that is, its value or interest rate may increase or decrease if the value of the reference instrument increases. Similarly, its value or interest rate may increase or decrease if the value of the reference instrument decreases. Further, the change in the principal amount payable with respect to, or the interest rate of, a structured security may be calculated as a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s); therefore, the value of such structured security may be very volatile. Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instrument. Structured securities may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. In addition, because structured securities generally are traded over-the-counter, structured securities are subject to the creditworthiness of the counterparty of the structured security, and their values may decline substantially if the counterparty's creditworthiness deteriorates.

Commodity-linked notes are a type of structured note. Commodity-linked notes are privately negotiated structured debt securities indexed to the return of an index such as the Bloomberg Commodity Index Total Return℠, which is representative of the commodities market. They are available from a limited number of approved counterparties, and all invested amounts are exposed to the dealer's credit risk. Commodity-linked notes may be leveraged. For example, if a fund invests $100 in a three-times leveraged commodity-linked note, it will exchange $100 principal with the dealer to obtain $300 exposure to the commodities market because the value of the note will change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying index. This means a $100 note may be worth $70 if the commodity index decreased by 10 percent.

Temporary Defensive Policies.  In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If a fund does so, different factors could affect the fund's performance and the fund may not achieve its investment objective.Each Fidelity Advisor Freedom® Fund reserves the right to invest without limitation in money market funds for temporary, defensive purposes.

Transfer Agent Bank Accounts.  Proceeds from shareholder purchases of a Fidelity® fund may pass through a series of demand deposit bank accounts before being held at the fund's custodian. Redemption proceeds may pass from the custodian to the shareholder through a similar series of bank accounts.

If a bank account is registered to the transfer agent or an affiliate, who acts as an agent for the funds when opening, closing, and conducting business in the bank account, the transfer agent or an affiliate may invest overnight balances in the account in repurchase agreements. Any balances that are not invested in repurchase agreements remain in the bank account overnight. Any risks associated with such an account are investment risks of the funds. A fund faces the risk of loss of these balances if the bank becomes insolvent.

Variable and Floating Rate Securities  provide for periodic adjustments in the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate or the issuer's credit quality, sometimes subject to a cap or floor on such rate. Some variable or floating rate securities are structured with put features that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries. For purposes of determining the maximum maturity of a variable or floating rate security, a fund's adviser may take into account normal settlement periods.

Warrants.  Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

When-Issued and Forward Purchase or Sale Transactions  involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.

When purchasing securities pursuant to one of these transactions, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. Because payment for the securities is not required until the delivery date, these risks are in addition to the risks associated with a fund's investments. If a fund remains substantially fully invested at a time when a purchase is outstanding, the purchases may result in a form of leverage. When a fund has sold a security pursuant to one of these transactions, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could miss a favorable price or yield opportunity or suffer a loss.

A fund may renegotiate a when-issued or forward transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund.

A fund may also engage in purchases or sales of "to be announced" or "TBA" securities, which usually are transactions in which a fund buys or sells mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount. TBA trades can be used by a fund for investment purposes in order to gain exposure to certain securities, or for hedging purposes to adjust the risk exposure of a fund portfolio without having to restructure a portfolio. Purchases and sales of TBA securities involve risks similar to those discussed above for other when-issued and forward purchase and sale transactions. In addition, when a fund sells TBA securities, it incurs risks similar to those incurred in short sales. For example, when a fund sells TBA securities without owning or having the right to obtain the deliverable securities, it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. Also, a fund may be unable to purchase the deliverable securities if the corresponding market is illiquid. In such transactions, the fund will set aside liquid assets in an amount sufficient to offset its exposure as long as the fund's obligations are outstanding.

Zero Coupon Bonds  do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating a fund's dividend, a portion of the difference between a zero coupon bond's purchase price and its face value is considered income.

In addition to the investment policies and limitations discussed above, a fund is subject to the additional operational risk discussed below.

Considerations Regarding Cybersecurity. With the increased use of technologies such as the Internet to conduct business, a fund’s service providers are susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events and may arise from external or internal sources. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information; corrupting data, equipment or systems; or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber incidents affecting a fund’s manager, any sub-adviser and other service providers (including, but not limited to, fund accountants, custodians, transfer agents and financial intermediaries) have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with a fund’s ability to calculate its NAV, impediments to trading, the inability of fund shareholders to transact business, destruction to equipment and systems, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. Similar adverse consequences could result from cyber incidents affecting issuers of securities in which a fund invests, counterparties with which a fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and service providers for fund shareholders) and other parties. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.

While a fund’s service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, a fund cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect a fund or its shareholders. A fund and its shareholders could be negatively impacted as a result.

SPECIAL GEOGRAPHIC CONSIDERATIONS

Emerging Markets. Investments in companies domiciled in emerging market countries may be subject to potentially higher risks than investments in developed countries. These risks include: (i) less social, political, and economic stability; (ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities, or low or non-existent trading volumes; (iii) foreign exchanges and broker-dealers may be subject to less scrutiny and regulation by local authorities; (iv) local governments may decide to seize or confiscate securities held by foreign investors, local governments may restrict an investor's ability to sell or redeem securities, and/or local governments may decide to suspend or limit an issuer's ability to make dividend or interest payments; (v) local governments may limit or entirely restrict repatriation of invested capital, profits, and dividends; (vi) capital gains may be subject to local taxation, including on a retroactive basis; (vii) issuers facing restrictions on dollar or euro payments imposed by local governments may attempt to make dividend or interest payments to foreign investors in the local currency; (viii) investors may experience difficulty in enforcing legal claims related to the securities and/or local judges may favor the interests of the issuer over those of foreign investors; (ix) bankruptcy judgments may only be permitted to be paid in the local currency; (x) limited public information regarding the issuer may result in greater difficulty in determining market valuations of the securities; and (xi) infrequent financial reporting, substandard disclosure, and differences in accounting standards may make it difficult to ascertain the financial health of an issuer. In addition, unlike developed countries, many emerging countries' economic growth highly depends on exports and inflows of external capital, making them more vulnerable to the downturns of the world economy. The recent global financial crisis weakened the global demand for their exports and tightened international credit supplies, highlighting the sensitivity of emerging economies to the performance of their trading partners. As the economic growth rate of China slows and commodities enter a cyclical downturn, emerging markets may face significant economic difficulties as demand for their exports weakens. Developing countries may also face disproportionately large exposure to the negative effects of climate change, both because of geography and because they lack access to technology to adapt to its effects, which could include increased frequency and severity of natural disasters and extreme weather events such as droughts, rising sea levels, decreased crop yields, and increased spread of disease, all of which could harm performance of affected economies.

Many emerging market countries suffer from uncertainty and corruption in their legal frameworks. Legislation may be difficult to interpret and laws may be too new to provide any precedential value. Laws regarding foreign investment and private property may be weak, not enforced, or non-existent. Sudden changes in governments or the transition of regimes may result in policies that are less favorable to investors such as policies designed to expropriate or nationalize "sovereign" assets. Certain emerging market countries in the past have expropriated large amounts of private property, in many cases with little or no compensation, and there can be no assurance that such expropriation will not occur in the future.

The United States may impose economic sanctions against emerging market companies in various sectors in which the fund may invest. These sanctions, if imposed, could impair a fund's ability to meet its investment objectives. A fund may be prohibited from investing in securities issued by companies subject to such sanctions and may be required to freeze its existing investments in those companies, prohibiting the fund from selling or otherwise transacting in these investments. Such sanctions, or other intergovernmental actions that may be taken in the future, may result in the devaluation of the country's currency, a downgrade in the country's credit rating, and a decline in the value and liquidity of impacted company stocks.

Many emerging market countries in which a fund may invest lack the social, political, and economic stability characteristic of the United States. Political instability among emerging market countries can be common and may be caused by an uneven distribution of wealth, social unrest, labor strikes, civil wars, and religious oppression. Economic instability in emerging market countries may take the form of: (i) high interest rates; (ii) high levels of inflation, including hyperinflation; (iii) high levels of unemployment or underemployment; (iv) changes in government economic and tax policies, including confiscatory taxation (or taxes on foreign investments); and (v) imposition of trade barriers.

Currencies of emerging market countries are subject to significantly greater risks than currencies of developed countries. Some emerging market currencies may not be internationally traded or may be subject to strict controls by local governments, resulting in undervalued or overvalued currencies. Some emerging market countries have experienced balance of payment deficits and shortages in foreign exchange reserves. As a result, some governments have responded by restricting currency conversions. Future restrictive exchange controls could prevent or restrict a company's ability to make dividend or interest payments in the original currency of the obligation (usually U.S. dollars). In addition, even though the currencies of some emerging market countries may be convertible into U.S. dollars, the conversion rates may be artificial relative to their actual market values.

Governments of many emerging market countries have become overly reliant on the international capital markets and other forms of foreign credit to finance large public spending programs which cause huge budget deficits. Often, interest payments have become too overwhelming for these governments to meet, as these payments may represent a large percentage of a country's total GDP. Accordingly, these foreign obligations have become the subject of political debate and served as fuel for political parties of the opposition, which pressure governments not to make payments to foreign creditors, but instead to use these funds for social programs. Either due to an inability to pay or submission to political pressure, the governments have been forced to seek a restructuring of their loan and/or bond obligations, have declared a temporary suspension of interest payments, or have defaulted on their outstanding debt obligations. These events have adversely affected the values of securities issued by the governments and corporations domiciled in these emerging market countries and have negatively affected not only their cost of borrowing, but their ability to borrow in the future as well. Emerging markets have also benefited from continued monetary policies adopted by the central banks of developed countries. The U.S. Federal Reserve, however, ended its quantitative easing program in October 2014.

In addition to their over-reliance on international capital markets, many emerging economies are also highly dependent on international trade and exports, including exports of oil and other commodities. As a result, these economies are particularly vulnerable to downturns of the world economy. In recent years, emerging market economies have been subject to tightened international credit supplies and weakened global demand for their exports and, as a result, certain of these economies faced significant difficulties and some economies face recessionary concerns. Over the last decade, emerging market countries, and companies domiciled in such countries, have acquired significant debt levels. Any potential increase in U.S. interest rates could restrict the access to relatively inexpensive credit supplies and jeopardize the ability of emerging market countries to pay their respective debt service obligations. Although certain economies in emerging market countries have shown signs of growth and recovery, continued growth is dependent on the uncertain economic outlook of China, Japan, the European Union, and the United States. The reduced demand for exports and lack of available capital for investment resulting from the European crisis, a slowdown in China, and weakened global economy may inhibit growth for emerging market countries.

Canada.

Political. Canada's parliamentary system of government is, in general, stable. Quebec does have a "separatist" opposition party whose objective is to achieve sovereignty and increased self-governing legal and financial powers for the province. To date, referendums on Quebec sovereignty have been defeated. If a referendum about the independence of Quebec were successful, the Canadian federal government may be obliged to negotiate with Quebec.

Economic. Canada is a major producer of commodities such as forest products, metals, agricultural products, and energy related products like oil, gas, and hydroelectricity. Accordingly, changes in the supply and demand of base commodity resources and industrial and precious metals and materials, both domestically and internationally, can have a significant effect on Canadian market performance.

The United States is Canada's largest trading partner and developments in economic policy and U.S. market conditions have a significant impact on the Canadian economy. The expanding economic and financial integration of the United States, Canada, and Mexico through the North American Free Trade Agreement may make the Canadian economy and securities market more sensitive to North American trade patterns.

In recent years, growth slowed down in certain sectors of the Canadian economy, particularly energy extraction and manufacturing. Although the Canadian economy had suffered from a recession due, in part, to the recent global financial crisis, the Canadian economy has since recovered. However, growth forecasts remain modest, especially as commodities are in the midst of a cyclical downturn, which has adversely affected the Canadian economy. Furthermore, the relative strength of the Canadian dollar against the U.S. dollar may negatively affect Canada's ability to export, which could limit Canada's economic growth.

Europe. The European Union (EU) is an intergovernmental and supranational union of European countries spanning the continent, each known as a member state. One of the key activities of the EU is the establishment and administration of a common single market, consisting of, among other things, a common trade policy. In order to pursue this goal, member states established, among other things, the European Economic and Monetary Union (EMU), which sets out different stages and commitments that member states need to follow to achieve greater economic policy coordination and monetary cooperation, including the adoption of a single currency, the euro. While all EU member states participate in the economic union, only certain EU member states have adopted the euro as their currency. When a member state adopts the euro as its currency, the member state no longer controls its own monetary policies. Instead, the authority to direct monetary policy is exercised by the European Central Bank (ECB).

While economic and monetary convergence in the EU may offer new opportunities for those investing in the region, investors should be aware that the success of the EU is not wholly assured. European countries can be significantly affected by the tight fiscal and monetary controls that the EU governing institutions may impose on its members or with which candidates for EMU membership are required to comply. Europe must grapple with a number of challenges, any one of which could threaten the survival of this monumental undertaking. The countries adopting the euro must adjust to a unified monetary system, the absence of exchange rate flexibility, and the loss of some degree of economic sovereignty. Europe's economies are diverse, its governments are decentralized, and its cultures differ widely. Unemployment in some European countries has historically been higher than in the United States and could pose political risk, and has, since the financial crisis, reached abnormally high levels. Many EU nations are susceptible to high economic risks associated with high levels of debt, notably due to investments in sovereign debts of European countries such as Greece, Italy, Spain, Portugal, and the Republic of Ireland. One or more member states might exit the EU, placing its currency and banking system in jeopardy. The EU currently faces major issues involving its membership, structure, procedures and policies, including the successful political, economic and social integration of new member states, the EU's resettlement and distribution of refugees, and resolution of the EU's problematic fiscal and democratic accountability. Efforts of the member states to continue to unify their economic and monetary policies may increase the potential for similarities in the movements of European markets and reduce the benefit of diversification within the region.

Political. Over the last two decades, the EU has extended its membership and influence to the east. It has accepted several Eastern European countries as new members, and has engaged with several other countries regarding future enlargement. It is hoped that membership for these states will help cement economic and political stability across the region. For these countries, membership serves as a strong political impetus to engage in regulatory and political reforms and to employ tight fiscal and monetary policies. Nevertheless, certain new member states, including former Soviet satellites, remain burdened to various extents by the inherited inefficiencies of centrally planned economies similar to what existed under the Soviet Union. Further expansion of the EU has long-term economic benefits for both member states and potential expansion candidates. However, certain European countries are not viewed as currently suitable for membership, especially countries further east with less developed economies. Also, as the EU continues to enlarge, the candidate countries' accessions may grow more controversial. Some member states may repudiate certain candidate countries joining the EU upon concerns about the possible economic, immigration, and cultural implications that may result from such enlargement. The current and future status of the EU therefore continues to be the subject of political controversy, with widely differing views both within and between member states. The growth of nationalist and populist parties in both national legislatures and the European Parliament may further threaten enlargement, and impede both national and supranational governance.

The United Kingdom, in response to domestic dissatisfaction with EU governance, policies and institutions, has recently threatened to leave the EU. The ruling government has promised a referendum on continuing EU membership by the end of 2017. While all three major political parties have promised to support remaining in the EU, the outcome of any such referendum is uncertain. Furthermore, the ruling government has promised to use the referendum to renegotiate terms of the United Kingdom's membership. The threat of an exit should cause significant uncertainty over the returns of investments in both the United Kingdom and member states.

An increasingly assertive Russia poses its own set of risks for the EU. Opposition to EU expansion to members of the former Soviet bloc may prompt more intervention by Russia in the affairs of its neighbors, as seen in Ukraine since 2014 and Georgia in 2008. Effects of this interventionist stance may take various forms, including direct effects, such as export restrictions on Russia's natural resources, Russian support for separatist groups located in EU countries, or externalities of ongoing conflict, such as an influx of refugees from Ukraine, or collateral damage to foreign assets in conflict zones, all of which could negatively impact EU economic activity.

It is possible that the gap between rich and poor within the EU's member states, and particularly among new members that have not met the requirements for joining the EMU, may increase, and that realigning traditional alliances could alter trading relationships and potentially provoke divisive socioeconomic splits.

In the transition to the single economic system, significant political decisions will be made that may affect market regulation, subsidization, and privatization across all industries, from agricultural products to telecommunications.

The influx of migrants and asylum seekers, primarily from Africa and the Middle East, also poses certain risks to the EU. The ongoing civil war in Syria and economic hardship across Africa and the developing world have produced an outflow of refugees seeking resettlement in the EU. Resettlement itself may be costly for individual countries, particularly those border countries on the periphery of the EU where migrants first enter. However, the pressing questions over accepting, processing and distributing migrants have been a significant source of intergovernmental disagreements and could pose significant dangers to the integrity of the EU.

Economic. As economic conditions across member states may vary widely, there is continued concern about national-level support for the euro and the accompanying coordination of fiscal and wage policy among EMU member states. Member states must maintain tight control over inflation, public debt, and budget deficits in order to qualify for participation in the euro. These requirements severely limit EMU member states' ability to implement fiscal policy to address regional economic conditions. Moreover, member states that use the euro cannot devalue their currencies in the face of economic downturn, precluding them from stoking inflation to reduce their real debt burden and potentially rendering their exports less competitive.

The recent global financial crisis brought several small countries in Europe to the brink of bankruptcy, threatening sovereign default. Many other economies fell into recession, decreasing tax receipts and widening budget deficits. In response, many countries of Europe have implemented fiscal austerity, decreasing discretionary spending in an attempt to decrease their budget deficits. However, many European governments continue to face high levels of public debt and substantial budget deficits, some with shrinking government expenditures, which hinder economic growth in the region and may still threaten the continued viability of the EMU. Due to these large public deficits, some European issuers may continue to have difficulty accessing capital and may be dependent on emergency assistance from European governments and institutions to avoid defaulting on their outstanding debt obligations. The availability of such assistance, however, may be contingent on an issuer's implementation of certain reforms or reaching a required level of performance, which may increase the possibility of default. Such prospects could inject significant volatility into European markets, which may reduce the liquidity or value of a fund's investments in the region. Likewise, the high levels of public debt raise the possibility that certain European issuers may be forced to restructure their debt obligations, which could cause a fund to lose the value of its investments in any such issuer.

The European sovereign debt crisis, the financial crisis, and the ongoing recession in parts of Europe have weakened the banking and financial sectors of many European countries. Many institutions were saddled with high default rates on loans, found their assets hard to value, and were forced to maintain higher capital reserves under new regulations. This has led to decreased returns from finance and banking directly, and has constricted the sector's ability to lend, thus potentially reducing future returns. Further reducing the returns to the banking sector have been the historically low interest rates in Europe prompted by the ECB's expanded asset purchase program. However, the asset purchase program is but one of the ECB's recent policy actions intended to spur economic growth and ward off deflation, including quantitative easing, lowering the ECB's benchmark rate into negative territory, and opening a liquidity channel to encourage bank lending.

European policy makers took unprecedented steps to respond to the economic crisis in the region, and there is an increased risk that regulatory uncertainty could have a negative effect on the value of a fund's investments in the region. Eleven EU countries, led by France and Germany, are currently trying to pass a financial transactions tax to take effect in 2016. Although only transactions in which at least one party is located in one of the adopting nations would be subject to the tax, the extraterritorial effects are expected to be broad. Moreover, governments across the EMU are facing increasing opposition to certain crisis response measures. For example, efforts to reduce public spending in certain countries have been met with large-scale protests. As a result, many governments in the region have collapsed or been voted out of office in recent years. Leaders in some of these countries have openly questioned the sustainability of the EMU, which raises the risk that certain member states will abandon the euro or that the euro may cease to exist as a single currency in its current form. Any such occurrence would likely have wide-ranging effects on global markets that are difficult to predict. However, these effects would likely have a negative impact on a fund's investments in the region.

Although some European economies have shown signs of recovery, the fallout from the financial crisis and the ongoing debt crisis has limited the prospect of short-term growth and economic recovery in the region. Some countries have experienced stagnation, declines in GDP, and returns to recession, raising the specter that other European economies could follow suit. Economic challenges facing the region include high levels of public debt, significant rates of unemployment, aging populations, heavy regulation of non-financial businesses, persistent trade deficits, rigid labor markets, and inability to access credit. Although certain of these challenges may weigh more heavily on some European economies than others, the economic integration of the region increases the likelihood that recession in one country may spread to others. Should Europe fall into another recession, the value of a fund's investments in the region may be affected.

Currency. Investing in euro-denominated securities (or securities denominated in other European currencies) entails risk of being exposed to a currency that may not fully reflect the strengths and weaknesses of the disparate European economies. In addition, many European countries rely heavily upon export-dependent businesses and any strength in the exchange rate between the euro and the U.S. dollar can have either a positive or a negative effect upon corporate profits and the performance of EU investments. Currencies have become more volatile, subjecting a fund's foreign investments to additional risks.

Nordic Countries. The Nordic countries - Iceland, Denmark, Finland, Norway, and Sweden - relate to European integration in different ways. Norway and Iceland are outside the EU, although they are members of the European Economic Area. Denmark, Finland, and Sweden are all EU members, but only Finland has adopted the euro as its currency. Faced with stronger global competition, some Nordic countries have had to scale down their historically generous welfare programs, resulting in drops in domestic demand and increased unemployment. Major industries in the region, such as forestry, agriculture, and oil, face pressure as a result of high labor costs. Economic growth in many Nordic countries continues to be constrained by tight labor markets and adverse European and global economic conditions, particularly the decline in global commodity demand. The Nordic countries' once-vital manufacturing sector has experienced continued contraction due to outsourcing and flagging demand, spurring increasing unemployment. Although only Finland has adopted the euro, all Nordic currencies are facing deflationary pressure. Furthermore, the protracted recovery following the European crisis and the weakened global economy may limit the growth prospects of the Nordic economies.

Eastern Europe. Investing in the securities of Eastern European issuers is highly speculative and involves risks not usually associated with investing in the more developed markets of Western Europe. Political and economic reforms are too recent to establish a definite trend away from centrally planned economies and state-owned industries. Investments in Eastern European countries may involve risks of nationalization, expropriation, and confiscatory taxation.

Many Eastern European countries continue to move towards market economies at different paces with appropriately different characteristics. Most Eastern European markets suffer from thin trading activity, dubious investor protections, and often a dearth of reliable corporate information. Information and transaction costs, differential taxes, and sometimes political or transfer risk give a comparative advantage to the domestic investor rather than the foreign investor. In addition, these markets are particularly sensitive to social, political, economic, and currency events in Western Europe and Russia and may suffer heavy losses as a result of their trading and investment links to these economies and their currencies. In particular, the disruption to the Russian economy as a result of sanctions imposed by the United States and EU in connection with Russia's involvement in Ukraine may hurt Eastern European economies with close trade links to Russia. Russia may also attempt to directly assert its influence in the region through economic or military means.

In some of the countries of Eastern Europe, there is no stock exchange or formal market for securities. Such countries may also have government exchange controls, currencies with no recognizable market value relative to the established currencies of Western market economies, little or no experience in trading in securities, weak or nonexistent accounting or financial reporting standards, a lack of banking and securities infrastructure to handle such trading and a legal tradition without strongly defined property rights. Due to the value of trade and investment between Western Europe and Eastern Europe, credit and debt issues and other economic difficulties affecting Western Europe and its financial institutions can negatively affect Eastern European countries.

Eastern European economies may also be particularly susceptible to the volatility of the international credit market due to their reliance on bank related inflows of foreign capital. The recent global financial crisis restricted international credit supplies and several Eastern European economies faced significant credit and economic crises. Although some Eastern European economies are expanding again, major challenges are still present as a result of their continued dependence on the Western European zone for credit and trade. Accordingly, the European crisis may present serious risks for Eastern European economies, which may have a negative effect on a fund's investments in the region.

Several Eastern European countries on the periphery of the EU have recently been the destination for a surge of refugee and migrants fleeing the civil war in Syria and economic hardship across Africa and the developing world. While these countries have borne many of the direct costs of the surge of refugees and migrants seeking resettlement in Europe, they have also faced significant international criticism over their treatment of migrants and refugees which may dissuade foreign investors by undermining faith in these countries' governance institutions.

Japan. Japan continues to recover from a recurring recession; however, it is still vulnerable to persistent underlying systemic risks. Despite signs of economic growth, Japan is still the subject of recessionary concerns. While Japan experienced an increase in exports in recent years, the rate of export growth has since slowed. The most recent economic recession was likely compounded by Japan's massive government debt, the aging and shrinking of the population, an unstable financial sector, low domestic consumption, and certain corporate structural weaknesses, which remain some of the major long-term problems of the Japanese economy.

Overseas trade is important to Japan's economy and Japan's economic growth is significantly driven by its exports. Japan has few natural resources and must export to pay for its imports of these basic requirements. Meanwhile, Japan's aging and shrinking population increases the cost of the country's pension and public welfare system and lowers domestic demand, making Japan more dependent on exports to sustain its economy. Therefore, any developments that negatively affect Japan's exports could present risks to a fund's investments in Japan. For example, domestic or foreign trade sanctions or other protectionist measures could harm Japan's economy. Likewise, any escalation of tensions with China or South Korea over disputed territorial claims may adversely impact Japan's trading relationship with two of its largest trading partners. In addition, Japan is particularly susceptible to slowing economic growth in China, Japan's largest export market. Given that China is a large importer or Japanese goods and is a significant source of global economic growth the Chinese slowdown may negatively impact Japanese economic growth both directly and indirectly. Similarly, the European crisis and weakened global economy could present additional risks to a fund's investments in Japan.

Japan's recovery from the recession has been affected by economic distress resulting from the earthquake and resulting tsunami that struck northeastern Japan in March 2011 causing major damage along the coast, including damage to nuclear power plants in the region. Following the earthquake, Japan's financial markets fluctuated dramatically, in part due to uncertainty about the country's domestic energy supply. The government injected capital into the economy and proposed plans for massive spending on reconstruction efforts in disaster-affected areas in order to stimulate economic growth. The full extent of the natural disaster's impact on Japan's economy and foreign investment in Japan is difficult to estimate. The risks of natural disasters of varying degrees, such as earthquakes and tsunamis, and the resulting damage, continue to exist.

Successful financial sector reform would contribute to Japan's economic recovery at home and would benefit other economies in Asia. Internal conflict over the proper way to reform the banking system continues to exist. Although, Japanese banks are stable, maintaining large capital bases, they continue to face difficulties generating profits. Currency fluctuations may also significantly affect Japan's economy. In recent years, Japan has employed a program of monetary loosening, fiscal stimulus, and growth-oriented structural reform, which has generated early success in raising growth rates. Although Japan's central bank has continued its quantitative easing program, there is no guarantee such efforts will be sufficient or that additional stimulus policies will not be necessary in the future. Furthermore, the long term potential of this strategy remains uncertain, as the slow growth following the first of two planned increases in Japan's consumption tax put the second round of increases in doubt.

Asia Pacific Region (ex Japan). Many countries in the region have historically faced political uncertainty, corruption, military intervention, and social unrest. Examples include military threats on the Korean peninsula and along the Taiwan Strait, the ethnic, sectarian, and separatist violence found in Indonesia, and the nuclear arms threats between India and Pakistan. To the extent that such events continue in the future, they can be expected to have a negative effect on economic and securities market conditions in the region. In addition, the Asia Pacific geographic region has historically been prone to natural disasters. The occurrence of a natural disaster in the region could negatively impact the economy of any country in the region.

Economic. The economies of many countries in the region are heavily dependent on international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the United States, Japan, China, and the European Union. The countries in this region are also heavily dependent on exports and are thus particularly vulnerable to any weakening in global demand for these products. Many countries in the region are economically reliant on a wide range of commodity exports. Consequently, countries in this region have been adversely affected by the cyclical downturn in global commodity prices and are particularly susceptible to a slowdown in Chinese economic growth. Additionally, countries in this region have experienced high debt levels, an issue that is being compounded by weakened local currencies. The recent global financial crisis spread to the region, significantly lowering its exports and foreign investments in the region, which are driving forces of its economic growth. In addition, the economic crisis also significantly affected consumer confidence and local stock markets. Although the economies of many countries in the region have exhibited signs of growth, such improvements, if sustained, may be gradual. Furthermore, any such growth may be limited or hindered by the reduced demand for exports due to slowing growth in China, which could significantly reduce demand for the natural resources many Asia Pacific economies export. Because China has been such a major source of demand for raw materials and a supplier of foreign direct investment to exporting economies, the slowdown of the Chinese economy could significantly affect regional growth. Regional growth may also be limited by lack of available capital for investment resulting from the European crisis and weakened global economy, as well as the tapering of the monetary policies adopted by the central banks of developed countries. However, as previously indicated, the United States Federal Reserve ended its quantitative easing in October 2014.

The Republic of Korea (South Korea). Investing in South Korea involves risks not typically associated with investing in the U.S. securities markets. Investments in South Korea are, in part, dependent on the maintenance of peaceful relations with North Korea. Relations between the two remain tense, as exemplified in periodic acts of hostility, and the possibility of serious military engagement still exists.

The Korean economy's reliance on international trade makes it highly sensitive to fluctuations in international commodity prices, currency exchange rates and government regulation, and vulnerable to downturns of the world economy. South Korea has experienced modest economic growth in recent years, such continued growth may slow due, in part, to the economic slowdown in China and the increased competitive advantage of Japanese exports with the weakened yen. South Korea is particularly sensitive to the economic undulations of its four largest export markets (the European Union, Japan, United States, and China), which all face economic difficulties, including low growth rates. The economic weakness of South Korea's most important trading partners could stifle demands for South Korean exports and damage its own economic prospects. In particular, given that China is both a large importer of South Korean goods and a significant source of global demand, the Chinese slowdown may, directly or indirectly, negatively impact South Korean economic growth. The South Korean economy’s long-term challenges include a rapidly aging population, inflexible labor market, and overdependence on exports to drive economic growth.

China Region. The China Region encompasses the People's Republic of China, Taiwan, and Hong Kong. The region is highly interconnected and interdependent, with relationships and tensions built on trade, finance, culture, and politics. The economic success of China will continue to have an outsized influence on the growth and prosperity of Taiwan and Hong Kong.

Although the People's Republic of China has experienced three decades of unprecedented growth, it now faces a slowing economy. The real estate market, which many observers believed to be inflated, has begun to decline. Local governments, which had borrowed heavily to bolster growth, face high debt burdens and limited revenue sources. Demand for Chinese exports by Western countries, including the United States and Europe, may weaken due to the effects of weakened economic growth in those countries resulting from the European crisis and weakened global economy. Additionally, Chinese land reclamation projects and actions to lay claim to disputed islands have caused relations with China's regional trading partners to suffer, and could cause further disruption to regional trade. In the long run, China's ability to develop and sustain a credible legal, regulatory, monetary, and socioeconomic system could influence the course of outside investment.

Hong Kong is closely tied to China, economically and politically, following the United Kingdom's 1997 handover of the former colony to China to be governed as a Special Administrative Region. Changes to Hong Kong's legal, financial, and monetary system could negatively impact its economic prospects. Hong Kong's evolving relationship with the central government in Beijing could prove a source of future political unrest and economic disruption.

Although many Taiwanese companies heavily invest in China, a state of hostility continues to exist between China and Taiwan. Taiwan's political stability and ability to sustain its economic growth could be significantly affected by its political and economic relationship with China. Although economic and political relations have both improved, Taiwan remains vulnerable to both Chinese territorial ambitions and economic downturns.

In addition to the risks inherent in investing in the emerging markets, the risks of investing in China, Hong Kong, and Taiwan merit special consideration.

People's Republic of China. China's economy has transitioned from a rigidly central-planned state-run economy to one that has been only partially reformed by more market-oriented policies. Although the Chinese government has implemented economic reform measures, reduced state ownership of companies and established better corporate governance practices, a substantial portion of productive assets in China are still owned by the Chinese government. The government continues to exercise significant control over regulating industrial development and, ultimately, control over China's economic growth, both through direct involvement in the market through state owned enterprises, and indirectly by allocating resources, controlling access to credit, controlling payment of foreign currency-denominated obligations, setting monetary policy and providing preferential treatment to particular industries or companies.

After many years of steady growth, the growth rate of China's economy has recently slowed. Although this slowdown was to some degree intentional, as an attempt to stop certain sectors from overheating, and an attempt to shift the economy from one based on low cost export manufacturing to a model driven more by domestic consumption, it holds significant economic, social and political risks. For one, the real estate market, once rapidly growing in major cities, has slowed down and may prompt government intervention to prevent collapse. Additionally, local government debt is still very high, and local governments have few viable means to raise revenue, especially with the fall in demand for housing. Moreover, although China has tried to restructure its economy towards consumption, it remains heavily dependent on exports and is, therefore, susceptible to downturns abroad which may weaken demand for its exports and reduced foreign investments in the country. In particular, the economy faces the prospect of prolonged weakness in demand for Chinese exports as its major trading partners, such as the United States, Japan, and Europe, continue to experience economic uncertainty stemming from the European crisis and weakened global economy, among other things. Over the long term, China's aging infrastructure, worsening environmental conditions, rapid and inequitable urbanization, and quickly widening urban and rural income gap, which all carry political and economic implications, are among the country's major challenges. China also faces problems of domestic unrest and provincial separatism.

Chinese territorial claims are another source of tension and present risks to diplomatic and trade relations with certain of China's regional trade partners. Recent Chinese assertiveness, as seen in its land reclamation projects and the establishment of an Air Defense Identification Zone over islands claimed and occupied by Japan, raises fears of both accidental military conflict, and that Chinese territorial claims result in international reprisal. Such a reprisal may reduce international demand for Chinese goods and services, or causing a decline in foreign direct investment, both of which could have a negative effect on a fund's investments in the securities of Chinese issuers.

As with all transition economies, China's ability to develop and sustain a credible legal, regulatory, monetary, and socioeconomic system could influence the course of outside investment. The Chinese legal system, in particular, constitutes a significant risk factor for investors. The Chinese legal system is based on statutes. Since the late 1970s, Chinese legislative bodies have promulgated laws and regulations dealing with various economic matters such as foreign investment, corporate organization and governance, commerce, taxation, and trade. However, these laws are relatively new and published court decisions based on these laws are limited and non-binding. The interpretation and enforcement of these laws and regulations are uncertain.

China continues to limit direct foreign investments generally in industries deemed important to national interests. Foreign investment in domestic securities is also subject to substantial restrictions. Securities listed on China's two main stock exchanges are divided into two classes. One of the two classes is limited to domestic investors (and a small group of qualified international investors), while the other is available to both international and domestic investors. Although the Chinese government has announced plans to merge the two markets, it is uncertain whether and to what extent such a merger will take place. The existing bifurcated system raises liquidity and stability concerns. Some believe that China's currency is undervalued. Currency fluctuations could significantly affect China and its trading partners. China continues to exercise control over the value of its currency, rather than allowing the value of the currency to be determined by market forces. This type of currency regime may experience sudden and significant currency adjustments, which may adversely impact investment returns. One such currency adjustment occurred recently, in which China purposefully devalued the yuan in an effort to bolster economic growth.

Additionally, China's stock market has experienced tumult and high volatility, which has prompted the Chinese government to implement a number of policies and restrictions with regards to the securities market. For instance, the government implemented a temporary moratorium on the sale of certain securities, subject to certain conditions. While these actions are aimed at maintaining growth and stability in the stock market, investors in Chinese securities may be negatively affected by, among other things, disruptions in the ability to sell securities for compliance with investment objectives or when most advantageous given market conditions. It is not clear what the long-term effect of these policies will be on the securities market in China or whether additional actions by the government will occur in the future.

Hong Kong. In 1997, the United Kingdom handed over control of Hong Kong to the People's Republic of China. Since that time, Hong Kong has been governed by a semi-constitution known as the Basic Law, while defense and foreign affairs are the responsibility of the central government in Beijing. The chief executive of Hong Kong is appointed by the Chinese government. However, Hong Kong is able to participate in international organizations and agreements and it continues to function as an international financial center, with no exchange controls, free convertibility of the Hong Kong dollar and free inward and outward movement of capital. The Basic Law also guarantees existing freedoms, including the freedom of speech, assembly, press, and religion, as well as the right to strike and travel. Business ownership, private property, the right of inheritance and foreign investment are also protected by law. By treaty, China has committed to preserve Hong Kong's high degree of autonomy in certain matters until 2047. However, recent protests in Hong Kong over political, economic, and legal freedoms, and the Chinese government's response to them, demonstrate the political uncertainty within Hong Kong and there is no guarantee that additional protests will not arise in the future.

Hong Kong has experienced strong economic growth in recent years due, in part, to its close ties with China and a strong service sector, but Hong Kong still faces concerns over overheating in certain sectors of its economy, such as its real estate market, which could limit Hong Kong's future growth. In addition, because of Hong Kong's heavy reliance on international trade and global financial markets, Hong Kong remains exposed to significant risks as a result of the European crisis and weakened global economy. Likewise, due to Hong Kong's close political and economic ties with China, the economic slowdown on the mainland has had a negative impact on Hong Kong's economy.

Taiwan. For decades, a state of hostility has existed between Taiwan and the People's Republic of China. China has long deemed Taiwan a part of the "one China" and has made a nationalist cause of recovering it. In the past, China has staged frequent military provocations off the coast of Taiwan and made threats of full-scale military action. However, tensions have lowered, exemplified by improved relations, including the first official contacts between the governments on China and Taiwan since 1949. Foreign trade has been the engine of rapid growth in Taiwan and has transformed the island into one of Asia's great exporting nations. As an export-oriented economy, Taiwan depends on an open world trade regime and remains vulnerable to downturns in the world economy. Taiwanese companies continue to compete mostly on price, producing generic products or branded merchandise on behalf of multinational companies. Accordingly, these businesses can be particularly vulnerable to currency volatility and increasing competition from neighboring lower-cost countries. Moreover, many Taiwanese companies are heavily invested in mainland China and other countries throughout Southeast Asia, making them susceptible to political events and economic crises in these parts of the region. The economic slowdown in China has prompted China to ease monetary policy in an effort to stabilize growth prospects. Significantly, Taiwan and China recently entered into agreements covering banking, securities, and insurance. Closer economic links with the mainland may bring greater opportunities for the Taiwanese economy, but also poses new challenges. For example, foreign direct investment in China has resulted in Chinese import substitution away from Taiwan's exports and a restriction of potential job creation in Taiwan. More recently, Taiwan has sought to diversify its export markets and reduce its dependence on the Chinese market by increasing exports to the United States, Japan, Europe, and other Asian countries. In addition, the lasting effects of the European crisis and weakened global economy may reduce demand for Taiwan's exports, which could cause the economy to face a recession.

India. The value of a fund's investments in Indian securities may be affected by, among other things, political developments, rapid changes in government regulation, state intervention in private enterprise, nationalization or expropriation of foreign assets, legal uncertainty, high rates of inflation or interest rates, currency volatility, and civil unrest. Moreover, the Indian economy remains vulnerable to natural disasters, such as droughts and monsoons. In addition, any escalation of tensions with Pakistan may have a negative impact on a fund's investments in India. Likewise, political, social and economic disruptions caused by domestic sectarian violence or terrorist attacks may also present risks to a fund's investments in India.

The Indian economy is heavily dependent on exports and services provided to U.S. and European companies, and is vulnerable to any weakening in global demand for these products and services. In recent years, rising wages have chipped away at India's competitive advantage in certain service sectors. A slowdown in the manufacturing sector, a large fiscal deficit, and persistent inflation have led to several years of tepid economic growth in India. While the economic growth rate has risen more recently, it is uncertain whether higher growth rates are sustainable without more fundamental governance reforms.

Furthermore, restrictions or controls applicable to foreign investment in the securities of issuers in India may also adversely affect a fund's investments within the country. The availability of financial instruments with exposure to Indian financial markets may be substantially limited by restrictions on foreign investors. Foreign investors are required to observe certain investment restrictions, including limits on shareholdings, which may impede a fund's ability to invest in certain issuers or to fully pursue its investment objective. These restrictions may also have the effect of reducing demand for, or limiting the liquidity of, such investments. There can be no assurance that the Indian government will not impose restrictions on foreign capital remittances abroad or otherwise modify the exchange control regime applicable to foreign investors in such a way that may adversely affect the ability of a fund to repatriate their income and capital.

Shares of many Indian issuers are held by a limited number of persons and financial institutions, which may limit the number of shares available for investment. In addition, further issuances of securities by Indian issuers in which a fund has invested could dilute the investments of existing shareholders and could adversely affect the market price of such securities. Sales of securities by such issuer's major shareholders may also significantly and adversely affect other shareholders. Moreover, a limited number of issuers represent a disproportionately large percentage of market capitalization and trading value in India.

Recently, the Indian government has sought to implement numerous reforms to the economy, including efforts to bolster the Indian manufacturing sector and entice foreign direct investment. However, such reformation efforts have proven difficult and there is no guarantee that such reforms will be implemented or that they will be implemented in a manner that benefits investors.

Indonesia. Over the last decade, Indonesia has applied prudent macroeconomic efforts and policy reforms that have led to modest growth in recent years, but many economic development problems remain, including high unemployment, a fragile banking sector, endemic corruption, inadequate infrastructure, a poor investment climate, inflationary pressures and unequal resource distribution among regions. These problems may limit the country's ability to contain the severe and negative impact of the recent global financial crisis on its economy. In addition, Indonesia continues to be at risk of ethnic, sectarian, and separatist violence. Furthermore, slow budgetary disbursements have created challenges for government programs related to infrastructure, secondary education, and certain social policies.

Indonesia's dependence on resource extraction and export leaves it vulnerable to a slowdown of economies of its trading partners and a decline in commodity prices more generally. Commodity prices are in the midst of a cyclical downturn, which has adversely affected the exports of Indonesia's economy. Indonesia is particularly vulnerable to the effects of the slowdown in China, which has been a major source of demand growth for Indonesia's commodity exports. Should Chinese growth continue to slow, or worse, tip into recession, Indonesian growth will be strongly affected. Indonesia is also vulnerable to further weakness in Japan, which remains Indonesia's largest single export market. Additionally, Indonesia has lately faced the headwinds of high inflation and falling foreign direct investment, the latter spurred, in part, by statements in favor of economic nationalism, from the president that followed the enforcement of several laws intended to disadvantages foreign investors by limiting the share of local businesses foreigners may own. Keys to future growth remain internal reform, peaceful resolution of internal conflicts, bolstering the confidence of international and domestic investors, and strong global economic growth.

Thailand. Thailand has well-developed infrastructure and a free-enterprise economy, which is both conducive and enticing to certain foreign investment. While Thailand experienced an increase in exports in recent years, the rate of export growth has since slowed, in part due to weakness in commodity prices and the economic slowdown in China. Moreover, Thailand has pursued preferential trade agreements with a variety of partners in an effort to boost exports and maintain high growth. However, weakening fiscal discipline, separatist violence in the south, the intervention by the military in civilian spheres, and continued political instability may cause additional risks for investments in Thailand. The risk of political instability has proven substantial, as the protests, disputed election, government collapse, and coup of 2014 have led to short term declines in GDP, a collapse of tourism, and a decrease in foreign direct investment. The military junta continues to retain control of the government and has not indicated a willingness to cede power, persistently delaying the return of democratic elections. Such uncertainty regarding the return of democratic governance to Thailand could jeopardize the maintenance of economic growth.

Long term, Thailand's economy faces challenges including an aging population, outdated infrastructure, and an inadequate education system. Thailand's cost of labor has risen rapidly in recent years, threatening its status as a low cost manufacturing hub. In addition, natural disasters may affect economic growth in the country. For example, in late 2011, historic floods devastated industrial areas north of Bangkok, which severely harmed Thailand's manufacturing sector and reduced the country's economic growth. Thailand continues to be vulnerable to weak economic growth of its major trading partners, particularly China and Japan. Additionally, Thailand's economy continues to be hampered by concerns of tapering of the monetary policies adopted by the central banks of developed countries. However, as previously indicated, the United States Federal Reserve ended its quantitative easing in October 2014.

Philippines. The economy of the Philippines has benefitted from its relatively low dependence on exports and high domestic rates of consumption, as well as substantial remittances received from large overseas populations. Although the economy of the Philippines has grown quickly in recent years, there can be no assurances that such growth will continue. Like other countries in the Asia Pacific region, the Philippines' growth in recent years has been reliant, in part, on exports to larger economies, notably the United States, Japan and China. Given that China is a large importer and source of global demand, the Chinese slowdown may, directly or indirectly, negatively impact Philippine economic growth. Additionally, lower economic growth abroad may lead to lower remittances from Filipino emigrants abroad, negatively impacting economic growth in the Philippines. Furthermore, certain weaknesses in the economy, such as inadequate infrastructure, high poverty rates, uneven wealth distribution, low fiscal revenues, endemic corruption, inconsistent regulation, unpredictable taxation, unreliable judicial processes, and the appropriation of foreign assets may present risks to a fund's investments in the Philippines. In addition, investments in the Philippines are subject to risks arising from political or social unrest, including threats from military coups, terrorist groups and separatist movements. Likewise, the Philippines is prone to natural disasters such as typhoons, tsunamis, earthquakes and flooding, which may also present risks to a fund's investments in the Philippines.

Latin America. As an emerging market, Latin America historically suffered from social, political, and economic instability. For investors, this has meant additional risk caused by periods of regional conflict, political corruption, totalitarianism, protectionist measures, nationalization, hyperinflation, debt crises, sudden and large currency devaluation, and intervention by the military in civilian and economic spheres. For example, at times the government of Brazil has imposed a tax on foreign investment in Brazilian stocks and bonds, which may affect the value of a fund's investments in the securities of Brazilian issuers. However, in some Latin American countries, a move to sustainable democracy and a more mature and accountable political environment is under way. Domestic economies have been deregulated, privatization of state-owned companies is almost completed and foreign trade restrictions have been relaxed.

Nonetheless, to the extent that events such as those listed above continue in the future, they could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region. In addition, recent favorable economic performance in much of the region has led to a concern regarding government overspending in certain Latin American countries. Investors in the region continue to face a number of potential risks. Certain Latin American countries depend heavily on exports to the United States and investments from a small number of countries. Accordingly, these countries may be sensitive to fluctuations in demand, exchange rates and changes in market conditions associated with those countries. The economic growth of most Latin American countries is highly dependent on commodity exports and the economies of certain Latin American countries, particularly Mexico and Venezuela, are highly dependent on oil exports. As a result, these economies are particularly susceptible to fluctuations in the price of oil and other commodities and currency fluctuations. The prices of oil and other commodities are in the midst of a cyclical downturn, driven, in part, by the slowdown in growth in China. If growth in China remains slow, or if global economic conditions worsen, Latin American countries may face significant economic difficulties. Although certain Latin American countries have recently shown signs of improved economic growth, such improvements, if sustained, may be gradual. In addition, prolonged economic difficulties may have negative effects on the transition to a more stable democracy in some Latin American countries. In certain countries, political risk, including nationalization risk, is high.

A number of Latin American countries are among the largest debtors of developing countries and have a long history of reliance on foreign debt and default. The majority of the region's economies have become highly dependent upon foreign credit and loans from external sources to fuel their state-sponsored economic plans. Historically, government profligacy and ill-conceived plans for modernization have exhausted these resources with little benefit accruing to the economy. Most countries have been forced to restructure their loans or risk default on their debt obligations. In addition, interest on the debt is subject to market conditions and may reach levels that would impair economic activity and create a difficult and costly environment for borrowers. Accordingly, these governments may be forced to reschedule or freeze their debt repayment, which could negatively affect local markets. Most recently, Argentina defaulted on its debt after a U.S. court ruled that payments to a majority of bondholders (who had settled for lower rates of repayment) could not be made so long as holdout bondholders were not paid the full value of their bonds. In addition to restricting Argentina's ability to issue new debt, and therefore fund its government, the ruling increases the risk of default on all sovereign debt containing such clauses, of which there is still an estimated $100 billion outstanding.

Because of their dependence on foreign credit and loans, a number of Latin American economies faced significant economic difficulties and some economies fell into recession as the recent global financial crisis tightened international credit supplies. These credit supply issues may be exacerbated if the U.S. Federal Reserve raises interest rates, potentially jeopardizing various countries' ability to service debt obligations or to service such obligations in a timely manner. While the region has recently shown some mixed signs of economic improvement, recovery from past economic downturns in Latin America has historically been slow, and any such recovery, if sustained, may be gradual. The ongoing effects of the European crisis and weakened global economy may reduce demand for exports from Latin America and limit the availability of foreign credit for some countries in the region. As a result, a fund's investments in Latin American securities could be harmed if economic recovery in the region is limited.

Russia. Investing in Russian securities is highly speculative and involves significant risks and special considerations not typically associated with investing in the securities markets of the United States and most other developed countries.

Political. Over the past century, Russia has experienced political and economic turbulence and has endured decades of communist rule under which tens of millions of its citizens were collectivized into state agricultural and industrial enterprises. Since the collapse of the Soviet Union, Russia's government has been faced with the daunting task of stabilizing its domestic economy, while transforming it into a modern and efficient structure able to compete in international markets and respond to the needs of its citizens. However, to date, many of the country's economic reform initiatives have floundered or been retrenched. In this environment, political and economic policies could shift suddenly in ways detrimental to the interest of foreign and private investors.

In the last few years, as significant income from oil and commodity exports boosted Russia's economic growth, the Russian government began to re-assert its regional geopolitical influence, including most recently its military intervention in Ukraine and engagement in Syria. The involvement in Ukraine has increased tensions between Russia and its neighbors and the West, resulting in the United States and EU placing sanctions on the Russian financial, energy, and defense sectors, as well as targeting top Kremlin officials. These sanctions, combined with a collapse in energy and commodity prices, have had the effect of slowing the Russian economy, which has fallen into recession in their wake. Additionally, the conflict has caused capital flight, loss of confidence in Russian sovereign debt, and a retaliatory import ban by Russia that has helped stoke inflation. Further possible actions by Russia, including restricting gas exports to Ukraine and countries downstream, or provoking another military conflict elsewhere in Eastern Europe could lead to greater consequences for the Russian economy.

Economic. Many Russian businesses are inefficient and uncompetitive by global standards due to systemic corruption, regulatory favoritism for government affiliated enterprises, or the legacy of old management teams and techniques left over from the command economy of the Soviet Union. Poor accounting standards, inept management, pervasive corruption, insider trading and crime, and inadequate regulatory protection for the rights of investors all pose a significant risk, particularly to foreign investors. In addition, enforcement of the Russian tax system is prone to inconsistent, arbitrary, retroactive, and/or exorbitant taxation.

Compared to most national stock markets, the Russian securities market suffers from a variety of problems not encountered in more developed markets. There is little long-term historical data on the Russian securities market because it is relatively new and a substantial proportion of securities transactions in Russia are privately negotiated outside of stock exchanges. The inexperience of the Russian securities market and the limited volume of trading in securities in the market may make obtaining accurate prices on portfolio securities from independent sources more difficult than in more developed markets. Additionally, there is little solid corporate information available to investors. As a result, it may be difficult to assess the value or prospects of an investment in Russian companies.

Because of the recent formation of the Russian securities market as well as the underdeveloped state of the banking and telecommunications systems, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act) is defined according to entries in the company's share register and normally evidenced by extracts from the register or by formal share certificates. However, these services are carried out by the companies themselves or by registrars located throughout Russia. These registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity and it is possible for a fund to lose its registration through fraud, negligence, or even mere oversight. While a fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive a fund of its ownership rights or improperly dilute its interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Furthermore, significant delays or problems may occur in registering the transfer of securities, which could cause a fund to incur losses due to a counterparty's failure to pay for securities the fund has delivered or the fund's inability to complete its contractual obligations because of theft or other reasons. The 2012 designation of the National Settlement Depository (NSD) as the exclusive settlement organization for all publicly traded Russian companies and investment funds has enhanced the efficiency and transparency of the Russian securities market. Additionally, recent agreements between the NSD and foreign central securities depositories and settlement organizations have allowed for simpler and more secure access for foreign investors as well.

The Russian economy is heavily dependent upon the export of a range of commodities including most industrial metals, forestry products, oil, and gas. Accordingly, it is strongly affected by international commodity prices and is particularly vulnerable to any weakening in global demand for these products. Furthermore, the sale and use of certain strategically important commodities, such as gas, may be dictated by political, rather than economic, considerations.

As the recent global financial crisis caused price volatility in commodities, especially oil, many sectors in the Russian economy fell into turmoil, pushing the whole economy into recession. In addition, prior to the global financial crisis, Russia's economic policy encouraged excessive foreign currency borrowing as high oil prices increased investor appetite for Russian financial assets. As a result of this credit boom, Russia reached alarming debt levels and suffered from the effects of tight credit markets. Russia continues to face significant economic challenges, including weak levels of investment and a sluggish recovery in external demand. In the near term, the fallout from the European crisis, slowing growth rates in China, and weakened global economy may reduce demand for Russian exports such as oil and gas, which could limit Russia's economic growth. Over the long-term, Russia faces challenges including a shrinking workforce, a high level of corruption, and difficulty in accessing capital for smaller, non-energy companies and poor infrastructure in need of large investments.

Currency. Foreign investors also face a high degree of currency risk when investing in Russian securities and a lack of available currency hedging instruments. The Russian ruble has recently been subject to significant devaluation pressure due to the fall in commodity prices and the collapse in the value of Russian exports. Although the Russian Central Bank has spent significant foreign exchange reserves to maintain the value of the ruble, such reserves are finite. Therefore, any investment denominated in rubles may be subject to significant devaluation in the future. In August 1998, Russia devalued the ruble, defaulted on short-term domestic bonds, and imposed a moratorium on the repayment of its international debt and the restructuring of the repayment terms. These actions negatively affected Russian borrowers' ability to access international capital markets and damaged the Russian economy. Although official sovereign debt to GDP figures are low for a developed economy, sovereign default remains a risk, as reflected in the recent downgrade of Russian sovereign debt by Moody's. Even absent a sovereign default, foreign investors could face the possibility of further devaluations. There is the risk that the government may impose capital controls on foreign portfolio investments in the event of extreme financial or political crisis. Such capital controls could prevent the sale of a portfolio of foreign assets and the repatriation of investment income and capital. Such risks have led to heightened scrutiny of Russian liquidity conditions, which in turn creates a heightened risk of the repatriation of ruble assets by nervous foreign investors. The recent economic turmoil in Russia caused the Russian ruble to depreciate as unemployment levels increased and global demand for oil exports decreased. In particular, the recent collapse in energy prices has shrunk the value of Russian exports and further weakened both the value of the ruble and the finances of the Russian state. The Russian economy has also suffered following the conflict in Ukraine, as a result of significant capital flight from the country. The pressure put on the ruble caused by this divestment has been compounded by the sanctions from the United States and EU, leading to further depreciation, a limitation of the ruble's convertibility, and an increase in inflation. The Russian central bank may need to manage bank liquidity carefully, including deploying its large quantity of foreign exchange reserves, to avoid worse fallout.

The Middle East and Africa. Investing in Middle Eastern and African securities is highly speculative and involves significant risks and special considerations not typically associated with investing in the securities markets of the United States and most other developed countries.

Political. Many Middle Eastern and African countries historically have suffered from political instability. Despite a growing trend towards democratization, especially in Africa, significant political risks continue to affect some Middle Eastern and African countries. These risks may include substantial government control over the private sector, corrupt leaders, civil unrest, suppression of opposition parties that can lead to further dissidence and militancy, fixed elections, terrorism, coups, and war. In the last several years, several countries in the Middle East and North Africa have experienced pro-democracy movements that resulted in swift regime changes. In some instances where pro-democracy movements successfully toppled regimes, the stability of successor regimes has proven weak, as evidenced, for example, in Egypt. In other instances, these changes have devolved into armed conflict involving local factions, regional allies or international forces, and even protracted civil wars, such as Libya, or most notably, Syria.

The protracted civil war in Syria has given rise to numerous militias, terrorist groups, and most notably, the proto-state of ISIS. The conflict has disrupted oil production across Syria and Iraq, effectively destroyed the economic value of large portions of the region, and caused a massive exodus of refugees into neighboring states, which further threatens government infrastructure of the refuge countries. Although the conflict is relatively isolated, there is a significant risk of it metastasizing as the civil war draws in more regional states and ISIS spreads an extremist ideology.

These regime changes, in the short term, have affected the status and speed of economic reforms in the region. Because many Middle East and African nations have a history of dictatorship, military intervention, and corruption, there can be no guarantee that recent movements toward a more democratic process will continue. Therefore, the long term effects of the ongoing regime changes are largely unpredictable. In addition, there is an increasing risk that historical animosities, border disputes, or defense concerns may lead to further armed conflict in the region. In all regions, such developments could have a negative effect on economic growth and reverse favorable trends toward economic and market reform, privatization, and the removal of trade barriers. Such developments could also result in significant disruptions in securities markets.

The economies of West Africa, after growing quickly for several years, have recently faced serious disruptions representing considerable risks for investors. In Nigeria, now Africa's largest economy, radical groups have led a disruptive insurgency in the country's north. In addition, the recently quelled outbreak of Ebola in West Africa has shown the vulnerabilities of political institutions and health care systems in the face of crisis.

Economic. Middle Eastern and African countries historically have suffered from economic instability. Underdeveloped infrastructure, high unemployment rates, a comparatively unskilled labor force, and inconsistent access to capital have contributed to economic instability in the region. Furthermore, certain Middle Eastern and African markets may face a higher concentration of market capitalization, greater illiquidity and greater price volatility than that found in more developed markets of Western Europe or the United States. Additionally, certain countries in the region have a history of nationalizing or expropriating foreign assets, which could cause a fund to lose the value of its investments in those countries. Despite a growing trend towards economic diversification, many Middle Eastern and African economies remain heavily dependent upon a limited range of commodities. These include gold, silver, copper, cocoa, diamonds, natural gas and petroleum. These economies are greatly affected by international commodity prices and are particularly vulnerable to any weakening in global demand for these products. The recent decrease in global commodity demand, particularly the collapse in the price of oil, has caused certain countries in the region to face significant economic difficulties. As a result, many countries have been forced to scale down their infrastructure investment and the size of their public welfare systems, which could have long-term economic, social, and political implications.

South Africa, Africa's second largest economy, is the largest destination for foreign direct investment on the continent. The country has a two-tiered, developing economy with one tier similar to that of a developed country and the second tier having only the most basic infrastructure. High interest rates, power shortages, and weakening commodities prices, along with the recent economic crisis, caused South Africa to enter a recession in 2009 for the first time in 18 years. The South African Government, both before and during the recession, implemented policies designed to reduce trade and investment restrictions and privatize certain industries. However, ethnic and civil conflicts, the HIV health crisis, uncertainty surrounding government policy, and political instability have led to uneven wealth distribution within the country and may cause additional risks for investments in South Africa. These problems likely compounded the economic difficulties that South Africa faced as the negative effects of the global financial crisis spread to the country. Although the South African economy has recently shown signs of recovery, growth has been sluggish and may continue to be gradual as political, social, and labor unrest could affect the South African economy. In addition, reduced demand for South African exports due to the lasting effects of the European crisis and weakened global economy may limit any such recovery.

Currency. Certain Middle Eastern and African countries have currencies pegged to the U.S. dollar or euro, rather than free-floating exchange rates determined by market forces. Although normally a source of stability, these pegs, if abandoned, may cause sudden and significant currency adjustments, which may adversely impact investment returns.

PORTFOLIO TRANSACTIONS

Orders for the purchase or sale of portfolio securities (normally, shares of underlying Fidelity® funds) are placed on behalf of a fund by FMRC (either itself or through its affiliates) pursuant to authority contained in the management contract.

FMRC may be responsible for the placement of portfolio securities transactions for other investment companies and investment accounts for which it has or its affiliates have investment discretion.

A fund will not incur any commissions or sales charges when it invests in underlying Fidelity® funds, but it may incur such costs if it invests directly in other types of securities.

Purchases and sales of equity securities on a securities exchange or OTC are effected through brokers who receive compensation for their services. Generally, compensation relating to securities traded on foreign exchanges will be higher than compensation relating to securities traded on U.S. exchanges and may not be subject to negotiation. Compensation may also be paid in connection with principal transactions (in both OTC securities and securities listed on an exchange) and agency OTC transactions executed with an electronic communications network (ECN) or an alternative trading system. Equity securities may be purchased from underwriters at prices that include underwriting fees.

Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal. Although there is no stated brokerage commission paid by a fund for any fixed-income security, the price paid by a fund to an underwriter includes the disclosed underwriting fee and prices in secondary trades usually include an undisclosed dealer commission or markup reflecting the spread between the bid and ask prices of the fixed-income security. New issues of equity and fixed-income securities may also be purchased in underwritten fixed price offerings.

The Trustees of each fund periodically review FMRC's performance of its responsibilities in connection with the placement of portfolio securities transactions on behalf of each fund. The Trustees also review the compensation paid by each fund over representative periods of time to determine if it was reasonable in relation to the benefits to the fund.

FMRC.

The Selection of Securities Brokers and Dealers

FMRC or its affiliates generally have authority to select securities brokers (whether acting as a broker or a dealer) to place or execute a fund's portfolio securities transactions. In selecting securities brokers, including affiliates of FMRC, to execute a fund's portfolio securities transactions, FMRC or its affiliates consider the factors they deem relevant in the context of a particular trade and in regard to FMRC's or its affiliates' overall responsibilities with respect to the fund and other investment accounts, including any instructions from the fund's portfolio manager, which may emphasize, for example, speed of execution over other factors. Based on the factors considered, FMRC or its affiliates may choose to execute an order using ECNs or venues, including algorithmic trading, crossing networks, direct market access and program trading, or by actively working an order. Other possibly relevant factors may include, but are not limited to, the following: price; the size and type of the securities transaction; the reasonableness of compensation to be paid, including spreads and commission rates; the speed and certainty of trade executions, including broker willingness to commit capital; the nature and characteristics of the markets for the security to be purchased or sold, including the degree of specialization of the broker in such markets or securities; the availability of liquidity in the security, including the liquidity and depth afforded by a market center or market-maker; the reliability of a market center or broker; the broker's overall trading relationship with FMRC or its affiliates; the trader's assessment of whether and how closely the broker likely will follow the trader's instructions to the broker; the degree of anonymity that a particular broker or market can provide; the potential for avoiding or lessening market impact; the execution services rendered on a continuing basis; the execution efficiency, settlement capability, and financial condition of the broker or dealer; arrangements for payment of fund expenses, if applicable; and the provision of additional brokerage and research products and services, if applicable.

The trading desks through which FMRC or its affiliates may execute trades are instructed to execute portfolio transactions on behalf of the funds based on the quality of execution without any consideration of brokerage and research products and services the broker or dealer may provide. The administration of brokerage and research products and services is managed separately from the trading desks, which means that traders have no responsibility for administering soft dollar activities.

In seeking best qualitative execution for portfolio securities transactions, FMRC or its affiliates may select a broker that uses a trading method, including algorithmic trading, for which the broker may charge a higher commission than its lowest available commission rate. FMRC or its affiliates also may select a broker that charges more than the lowest commission rate available from another broker. FMRC or its affiliates may execute an entire securities transaction with a broker and allocate all or a portion of the transaction and/or related commissions to a second broker where a client does not permit trading with an affiliate of FMRC or in other limited situations. In those situations, the commission rate paid to the second broker may be higher than the commission rate paid to the executing broker. For futures transactions, the selection of an FCM is generally based on the overall quality of execution and other services provided by the FCM. FMRC or its affiliates may choose to execute futures transactions electronically.

The Acquisition of Brokerage and Research Products and Services

Brokers (who are not affiliates of FMRC) that execute transactions for a fund may receive higher compensation from the fund than other brokers might have charged the fund, in recognition of the value of the brokerage or research products and services they provide to FMRC or its affiliates.

Research Products and Services.  These products and services may include, when permissible under applicable law: economic, industry, company, municipal, sovereign (U.S. and non-U.S.), legal, or political research reports; market color; company meeting facilitation; compilation of securities prices, earnings, dividends and similar data; quotation services, data, information and other services; analytical computer software and services; and investment recommendations. In addition to receiving brokerage and research products and services via written reports and computer-delivered services, such reports may also be provided by telephone and in-person meetings with securities analysts, corporate and industry spokespersons, economists, academicians and government representatives and others with relevant professional expertise. FMRC or its affiliates may request that a broker provide a specific proprietary or third-party product or service. Some of these brokerage and research products and services supplement FMRC's or its affiliates' own research activities in providing investment advice to the funds.

Execution Services.  In addition, brokerage and research products and services may include, when permissible under applicable law, those that assist in the execution, clearing, and settlement of securities transactions, as well as other incidental functions (including, but not limited to, communication services related to trade execution, order routing and algorithmic trading, post-trade matching, exchange of messages among brokers or dealers, custodians and institutions, and the use of electronic confirmation and affirmation of institutional trades).

Mixed-Use Products and Services.  Although FMRC or its affiliates do not use fund commissions to pay for products or services that do not qualify as brokerage and research products and services, they may use commission dollars to obtain certain products or services that are not used exclusively in FMRC's or its affiliates' investment decision-making process (mixed-use products or services). In those circumstances, FMRC or its affiliates will make a good faith judgment to evaluate the various benefits and uses to which they intend to put the mixed-use product or service, and will pay for that portion of the mixed-use product or service that does not qualify as brokerage and research products and services with their own resources (referred to as "hard dollars").

Benefit to FMRC.  FMRC's or its affiliates' expenses likely would be increased if they attempted to generate these additional brokerage and research products and services through their own efforts, or if they paid for these brokerage and research products or services with their own resources. To minimize the potential for conflicts of interest, the trading desks through which FMRC or its affiliates may execute trades are instructed to execute portfolio transactions on behalf of the funds based on the quality of execution without any consideration of brokerage and research products and services the broker or dealer may provide. The administration of brokerage and research products and services is managed separately from the trading desks, which means that traders have no responsibility for administering soft dollar activities. Furthermore, certain of the brokerage and research products and services that FMRC or its affiliates receive are furnished by brokers on their own initiative, either in connection with a particular transaction or as part of their overall services. Some of these brokerage and research products or services may be provided at no additional cost to FMRC or its affiliates or have no explicit cost associated with them. In addition, FMRC or its affiliates may request that a broker provide a specific proprietary or third-party product or service, certain of which third-party products or services may be provided by a broker that is not a party to a particular transaction and is not connected with the transacting broker's overall services.

FMRC's Decision-Making Process.  In connection with the allocation of fund brokerage, FMRC or its affiliates make a good faith determination that the compensation paid to brokers and dealers is reasonable in relation to the value of the brokerage and/or research products and services provided to FMRC or its affiliates, viewed in terms of the particular transaction for a fund or FMRC's or its affiliates' overall responsibilities to that fund or other investment companies and investment accounts for which FMRC or its affiliates have investment discretion; however, each brokerage and research product or service received in connection with a fund's brokerage may not benefit the fund. While FMRC or its affiliates may take into account the brokerage and/or research products and services provided by a broker or dealer in determining whether compensation paid is reasonable, neither FMRC, its affiliates, nor the funds incur an obligation to any broker, dealer, or third party to pay for any brokerage and research product or service (or portion thereof) by generating a specific amount of compensation or otherwise. Typically, these brokerage and research products and services assist FMRC or its affiliates in terms of their overall investment responsibilities to a fund or any other investment companies and investment accounts for which FMRC or its affiliates have investment discretion. Certain funds or investment accounts may use brokerage commissions to acquire brokerage and research products and services that may also benefit other funds or accounts managed by FMRC or its affiliates.

Research Contracts.  FMRC or its affiliates have arrangements with certain third-party research providers and brokers through whom FMRC or its affiliates effect fund trades, whereby FMRC or its affiliates may pay with fund commissions or hard dollars for all or a portion of the cost of research products and services purchased from such research providers or brokers. If hard dollar payments are used, FMRC or its affiliates may still cause a fund to pay more for execution than the lowest commission rate available from the broker providing research products and services to FMRC or its affiliates, or that may be available from another broker. FMRC or its affiliates view hard dollar payments for research products and services as likely to reduce a fund's total commission costs even though it is expected that in such hard dollar arrangements the commissions available for recapture and used to pay fund expenses, as described below, will decrease. FMRC's or its affiliates' determination to pay for research products and services separately is wholly voluntary on FMRC's or its affiliates' part and may be extended to additional brokers or discontinued with any broker participating in this arrangement.

Commission Recapture

FMRC or its affiliates may allocate brokerage transactions to brokers (who are not affiliates of FMRC) who have entered into arrangements with FMRC or its affiliates under which the broker may rebate a portion of the compensation paid by a fund ("commission recapture"). Not all brokers with whom a fund trades have been asked to participate in brokerage commission recapture.

Affiliated Transactions

FMRC or its affiliates may place trades with certain brokers, including National Financial Services LLC (NFS) and Luminex Trading & Analytics LLC (Luminex), with whom they are under common control or affiliated, provided FMRC or its affiliates determine that these affiliates' trade-execution abilities and costs are comparable to those of non-affiliated, qualified brokerage firms, and that such transactions be executed in accordance with applicable rules under the 1940 Act and procedures adopted by the Board of Trustees of the funds and subject to other applicable law. In addition, FMRC or its affiliates may place trades with brokers that use NFS or Fidelity Clearing Canada ULC (FCC) as a clearing agent.

The Trustees of each fund have approved procedures whereby a fund may purchase securities that are offered in underwritings in which an affiliate of the adviser or certain other affiliates participate. In addition, for underwritings where such an affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the funds could purchase in the underwritings.

Non-U.S. Securities Transactions

To facilitate trade settlement and related activities in non-United States securities transactions, FMRC or its affiliates may effect spot foreign currency transactions with foreign currency dealers. In certain circumstances, due to local law and regulation, logistical or operational challenges, or the process for settling securities transactions in certain markets (e.g., short settlement periods), spot currency transactions may be effected on behalf of funds by parties other than FMRC or its affiliates, including funds' custodian banks (working through sub-custodians or agents in the relevant non-U.S. jurisdiction) or broker-dealers that executed the related securities transaction.

Trade Allocation

Although the Trustees and officers of each fund are substantially the same as those of certain other Fidelity® funds, investment decisions for each fund are made independently from those of other Fidelity® funds or investment accounts (including proprietary accounts). The same security is often held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, or an affiliate thereof, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds or investment accounts are simultaneously engaged in the purchase or sale of the same security or instrument, the prices and amounts are allocated in accordance with procedures believed by FMRC to be appropriate and equitable to each fund or investment account. In some cases this could have a detrimental effect on the price or value of the security or instrument as far as a fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds.

Commissions Paid

A fund may pay compensation including both commissions and spreads in connection with the placement of portfolio transactions. The amount of brokerage commissions paid by a fund may change from year to year because of, among other things, changing asset levels, shareholder activity, and/or portfolio turnover.

The following table shows each fund's portfolio turnover rate for the fiscal periods ended March 31, 2016 and 2015. Variations in turnover rate may be due to a fluctuating volume of shareholder purchase and redemption orders, market conditions, and/or changes in FMRC's investment outlook.

Turnover Rates	2016	2015
Fidelity Advisor Freedom® Income Fund	30%	38%
Fidelity Advisor Freedom® 2005 Fund	30%	29%
Fidelity Advisor Freedom® 2010 Fund	21%	22%
Fidelity Advisor Freedom® 2015 Fund	20%	21%
Fidelity Advisor Freedom® 2020 Fund	20%	21%
Fidelity Advisor Freedom® 2025 Fund	24%	23%
Fidelity Advisor Freedom® 2030 Fund	22%	24%
Fidelity Advisor Freedom® 2035 Fund	22%	25%
Fidelity Advisor Freedom® 2040 Fund	21%	24%
Fidelity Advisor Freedom® 2045 Fund	26%	27%
Fidelity Advisor Freedom® 2050 Fund	24%	30%
Fidelity Advisor Freedom® 2055 Fund	24%	29%
Fidelity Advisor Freedom® 2060 Fund (1)	64%	47% (2)

(1)  Fund commenced operations on August 5, 2014.

(2)  Annualized.

For the fiscal years ended March 31, 2016, 2015, and 2014, each fund paid no brokerage commissions.

During the fiscal year ended March 31, 2016, each fund paid no brokerage commissions to firms for providing research or brokerage services.

During the twelve-month period ended December 31, 2015, each fund did not allocate brokerage commissions to firms for providing research or brokerage services.

VALUATION

NAV is the value of a single share. NAV is computed by adding a class's pro rata share of the value of a fund's investments, cash, and other assets, subtracting the class's pro rata share of the fund's liabilities, subtracting the liabilities allocated to the class, and dividing the result by the number of shares of that class that are outstanding.

Shares of underlying Fidelity® funds held by a fund are valued at their respective NAVs.

Generally, other portfolio securities and assets held by a fund, as well as portfolio securities and assets held by an underlying Fidelity® non-money market fund, are valued as follows:

Most equity securities are valued at the official closing price or the last reported sale price or, if no sale has occurred, at the last quoted bid price on the primary market or exchange on which they are traded.

Debt securities and other assets for which market quotations are readily available may be valued at market values in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available may be valued at amortized cost, which approximates current value.

Futures contracts are valued at the settlement or closing price. Options are valued at their market quotations, if available. Swaps are valued daily using quotations received from independent pricing services or recognized dealers.

Prices described above are obtained from pricing services that have been approved by the Board of Trustees. A number of pricing services are available and the funds may use more than one of these services. The funds may also discontinue the use of any pricing service at any time. FMR engages in oversight activities with respect to the fund's pricing services, which includes, among other things, testing the prices provided by pricing services prior to calculation of a fund's NAV, conducting periodic due diligence meetings, and periodically reviewing the methodologies and inputs used by these services.

Foreign securities and instruments are valued in their local currency following the methodologies described above. Foreign securities, instruments and currencies are translated to U.S. dollars, based on foreign currency exchange rate quotations supplied by a pricing service as of the close of the New York Stock Exchange (NYSE), which uses a proprietary model to determine the exchange rate. Forward foreign currency exchange contracts are valued at an interpolated rate based on days to maturity between the closest preceding and subsequent settlement period reported by the third party pricing service.

The Board of Trustees of the underlying Fidelity® funds has ultimate responsibility for pricing portfolio securities and assets held by those funds, but has delegated day-to-day valuation responsibilities to FMR. FMR has established the FMR Fair Value Committee (the Committee) to fulfill these responsibilities.

Other portfolio securities and assets for which market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the opinion of the Committee, are deemed unreliable will be fair valued in good faith by the Committee in accordance with applicable fair value pricing policies. For example, if, in the opinion of the Committee, a security's value has been materially affected by events occurring before a fund's pricing time but after the close of the exchange or market on which the security is principally traded, that security will be fair valued in good faith by the Committee in accordance with applicable fair value pricing policies. In fair valuing a security, the Committee may consider factors including price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers, and off-exchange institutional trading.

Portfolio securities and assets held by an underlying Fidelity® money market fund are valued on the basis of amortized cost. This technique involves initially valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument may be higher or lower than the price a money market fund would receive if it sold the instrument.

At such intervals as they deem appropriate, the Trustees of an underlying Fidelity® money market fund consider the extent to which NAV calculated using market valuations would deviate from the $1.00 per share calculated using amortized cost valuation. If the Trustees believe that a deviation from a money market fund's amortized cost per share may result in material dilution or other unfair results to shareholders, the Trustees have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Trustees may deem appropriate.

FMR reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the fund’s investments and ratifies the fair value determinations of the Committee.

BUYING, SELLING, AND EXCHANGING INFORMATION

A fund may make redemption payments in whole or in part in readily marketable securities or other property pursuant to procedures approved by the Trustees if FMRC determines it is in the best interests of the fund. Such securities or other property will be valued for this purpose as they are valued in computing each class's NAV. Shareholders that receive securities or other property will realize, upon receipt, a gain or loss for tax purposes, and will incur additional costs and be exposed to market risk prior to and upon the sale of such securities or other property.

Each fund, in its discretion, may determine to issue its shares in kind in exchange for securities held by the purchaser having a value, determined in accordance with the fund's policies for valuation of portfolio securities, equal to the purchase price of the fund shares issued. A fund will accept for in-kind purchases only securities or other instruments that are appropriate under its investment objective and policies. In addition, a fund generally will not accept securities of any issuer unless they are liquid, have a readily ascertainable market value, and are not subject to restrictions on resale. All dividends, distributions, and subscription or other rights associated with the securities become the property of the fund, along with the securities. Shares purchased in exchange for securities in kind generally cannot be redeemed for fifteen days following the exchange to allow time for the transfer to settle.

In addition to the exchange privileges listed in each fund's prospectus, each fund offers the privilege of moving between certain share classes of the same fund, as detailed below. Such transactions are subject to minimum investment limitations and other eligibility requirements of the applicable class of shares of a fund, and may be subject to applicable sales loads. An exchange between share classes of the same fund generally is a non-taxable event.

Class A: Shares of Class A may be exchanged for Class I shares of the same fund.

Class T: Shares of Class T may be exchanged for Class A (on a load-waived basis) or Class I shares of the same fund.

Class B: Shares of Class B may be exchanged for Class A, Class T, or Class I shares of the same fund.

Class C: Shares of Class C may be exchanged for Class A, Class T, or Class I shares of the same fund.

Class I: Shares of Class I may be exchanged for Class A shares of the same fund if you are no longer eligible for Class I.

Each fund may terminate or modify its exchange privileges in the future.

After a maximum of seven years from the initial purchase date, Class B shares convert automatically to Class A shares at NAV. Effective on or about July 1, 2016, all existing Class B shares convert automatically to Class A shares, regardless of the initial purchase date.

DESCRIPTION OF UNDERLYING FIDELITY® FUNDS

The following is a brief description of the principal investment policies of each of the underlying Fidelity® funds as of March 31, 2016. More detail regarding each underlying Fidelity® fund can be found in each underlying Fidelity® fund's prospectus.

Domestic Equity Funds	Objective and Principal Investment Strategies
Fidelity Advisor® Series Equity Growth Fund	Seeks capital appreciation by normally investing at least 80% of its assets in equity securities and normally invests primarily in common stocks. The fund invests in securities of companies the fund's investment adviser believes have above-average growth potential.
Fidelity Advisor® Series Equity-Income Fund	Seeks reasonable income and will also consider potential for capital appreciation by normally investing at least 80% of its assets in equity securities, primarily in income-producing equity securities, which tends to lead to investments in large cap “value” stocks.
Fidelity Advisor® Series Growth & Income Fund	Seeks high total return through a combination of current income and capital appreciation by normally investing a majority of its assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. Potentially investing in bonds, including lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.
Fidelity Advisor® Series Growth Opportunities Fund	Seeks capital appreciation by normally investing primarily in common stocks. The fund invests in securities the fund's investment adviser believes have above-average growth potential.
Fidelity Advisor® Series Opportunistic Insights Fund	Seeks capital appreciation by normally investing primarily in common stocks. The fund invests in securities of companies whose value the fund's investment adviser believes is not fully recognized by the public.
Fidelity Advisor® Series Small Cap Fund	Seeks long-term growth of capital by normally investing at least 80% of its assets in securities of companies with small market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 2000® Index or the S&P SmallCap 600® Index).
Fidelity Advisor® Series Stock Selector Large Cap Value Fund	Seeks long-term growth of capital by normally investing at least 80% of its assets in stocks of companies with large market capitalizations (which for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 1000® Index or the S&P 500® Index). The fund invests in securities the fund's investment adviser believes are undervalued in the marketplace in relation to factors such as the company's assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry.
Fidelity® Series 100 Index Fund	Seeks to provide investment results that correspond to the total return of stocks of large capitalization United States companies by normally investing at least 80% of its assets in common stocks included in the S&P 100® Index.
Fidelity® Series 1000 Value Index Fund	Seeks to provide investment results that correspond to the total return of stocks of large capitalization United States companies by normally investing at least 80% of its assets in common stocks included in the Russell 1000® Value Index, which is a market capitalization-weighted index of companies with large market capitalization.
Fidelity® Series All-Sector Equity Fund	Seeks capital appreciation by normally investing its assets primarily in common stocks and at least 80% of its assets in equity securities.
Fidelity® Series Real Estate Equity Fund	Seeks above-average income and long-term capital growth, consistent with reasonable risk, and to provide a yield that exceeds the composite yield of the S&P 500® Index by normally investing at least 80% of its assets in equity securities of companies principally engaged in the real estate industry and other real estate related investments.
Fidelity® Series Small Cap Opportunities Fund	Seeks capital appreciation by normally investing at least 80% of its assets in securities of companies with small market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 2000® Index or the S&P SmallCap 600® Index).
Commodity Fund	Objective and Principal Investment Strategies
Fidelity® Series Commodity Strategy Fund	Seeks to provide investment returns that correspond to the performance of the commodities market by normally investing in commodity-linked derivative instruments, short-term investment-grade debt securities, cash, and cash equivalents. Investing up to 25% of assets in a wholly-owned subsidiary that invests in commodity-linked total return swaps based on the value of commodities or commodities indexes and in other commodity-linked derivative instruments.
Developed International Equity Funds	Objective and Principal Investment Strategies
Fidelity® Series International Growth Fund	Seeks capital appreciation by normally investing primarily in non-U.S. securities, including securities of issuers located in emerging markets. The fund normally invests in securities the fund's investment adviser believes have above-average growth potential.
Fidelity® Series International Small Cap Fund	Seeks capital appreciation by normally investing primarily in non-U.S. securities, including securities of issuers located in emerging markets, and normally at least 80% of its assets in securities of companies with small market capitalizations (which, for purposes of this fund, are those companies with market capitalizations of $5 billion or less).
Fidelity® Series International Value Fund	Seeks capital appreciation by normally investing primarily in non-U.S. securities, including securities of issuers located in emerging markets. The fund invests in securities of companies the fund's investment adviser believes are undervalued in the marketplace in relation to factors such as the company's assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry.
Emerging Markets Equity Fund	Objective and Principal Investment Strategies
Fidelity® Series Emerging Markets Fund	Seeks capital appreciation by normally investing at least 80% of its assets in securities of issuers in emerging markets (countries that have an emerging stock market as defined by MSCI, countries or markets with low-to middle-income as classified by the World Bank, and other countries or markets with similar emerging characteristics) and other investments that are tied economically to emerging markets.
Investment-Grade Bond Fund	Objective and Principal Investment Strategies
Fidelity® Series Investment Grade Bond Fund	Seeks a high level of current income by normally investing at least 80% of its assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities. The fund is managed to have a similar overall interest rate risk to the Barclays® U.S. Aggregate Bond Index.
Inflation-Protected Bond Fund	Objective and Principal Investment Strategies
Fidelity® Series Inflation-Protected Bond Index Fund	Seeks to provide investment results that correspond to the total return of the inflation-protected sector of the United States Treasury market by normally investing at least 80% of its assets in inflation-protected debt securities included in the Barclays® U.S. 1-10 Year Treasury Inflation-Protected Securities (TIPS) Index (Series-L).
High Yield Bond Funds	Objective and Principal Investment Strategies
Fidelity® Series Emerging Markets Debt Fund	Seeks high total return by normally investing at least 80% of its assets in debt securities of issuers in emerging markets (countries that have an emerging stock market as defined by MSCI, countries or markets with low-to middle-income economies as classified by the World Bank, and other countries or markets with similar emerging charateristics) and other debt investments that are tied economically to emerging markets.
Fidelity® Series Floating Rate High Income Fund	Seeks a high level of current income by normally investing at least 80% of its assets in floating rate loans, which are often lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), and other floating rate securities. The fund invests in companies in troubled or uncertain financial condition and in money market and investment-grade debt securities, and repurchase agreements.
Fidelity® Series High Income Fund	Seeks a high level of current income while also considering growth of capital by normally investing primarily in income producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and potentially in non-income producing securities, including defaulted securities and common stocks. The fund invests in companies in troubled or uncertain financial condition.
Fidelity® Series Real Estate Income Fund	Seeks higher than average income and, as a secondary objective, capital growth by normally investing at least 80% of its assets in securities of companies principally engaged in the real estate industry and other real estate related investments. The fund invests primarily in preferred and common stocks of REITs; debt securities of real estate entities; and commercial and other mortgage-backed securities, with an emphasis on lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds).
Short-Term Funds	Objective and Principal Investment Strategies
Fidelity Advisor® Series Short-Term Credit Fund	Seeks to obtain a high level of current income consistent with the preservation of capital by normally investing at least 80% of its assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities. Managing the fund to have similar overall interest rate risk to the Barclays® U.S. 1-3 Year Credit Bond Index.
Money Market Portfolio	The fund seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund. Investing in U.S. dollar-denominated money market securities of domestic and foreign issuers, U.S. Government securities, and repurchase agreements. Potentially entering into reverse repurchase agreements. Investing more than 25% of total assets in the financial services industries. Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.
Fidelity® Series Government Money Market Fund
(On or about May 31, 2016, Fidelity® Series Government Money Market Fund is expected to replace Money Market Portfolio as an underlying fund for each Fidelity Advisor Freedom® Fund.)	The fund seeks as high a level of current income as is consistent with preservation of capital and liquidity. Normally investing at least 99.5% of total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash or government securities). Investing in U.S. Government securities issued by entities that are chartered or sponsored by Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury.
Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments. In addition, the fund normally invests at least 80% of its assets in U.S. Government securities and repurchase agreements for those securities.

DISTRIBUTIONS AND TAXES

Dividends. A portion of each Fidelity Advisor Freedom Fund's income may qualify for the dividends-received deduction available to corporate shareholders, but it is unlikely that all of the fund's income will qualify for the deduction. A portion of each Fidelity Advisor Freedom Fund's dividends, when distributed to individual shareholders, may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

Capital Gain Distributions. Each Fidelity Advisor Freedom Fund's long-term capital gain distributions, including amounts attributable to an underlying Fidelity® fund's long-term capital gain distributions, are federally taxable to shareholders generally as capital gains.

Returns of Capital. If a fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Foreign Tax Credit or Deduction. Foreign governments may impose withholding taxes on dividends and interest earned by a fund with respect to foreign securities held directly by a fund. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities held directly by a fund. As a general matter, if, at the close of its fiscal year, more than 50% of a fund's total assets is invested in securities of foreign issuers, the fund may elect to pass through eligible foreign taxes paid and thereby allow shareholders to take a deduction or, if they meet certain holding period requirements with respect to fund shares, a credit on their individual tax returns. In addition, if at the close of each quarter of its fiscal year at least 50% of a fund's total assets is represented by interests in other regulated investment companies, the same rules will apply to any foreign tax credits that underlying funds pass through to the fund. The amount of foreign taxes paid by the fund will be reduced to the extent that the fund lends securities over the dividend record date. Special rules may apply to the credit for individuals who receive dividends qualifying for the long-term capital gains tax rate.

Tax Status of the Funds. Each Fidelity Advisor Freedom® Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, each Fidelity Advisor Freedom® Fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis (if the fiscal year is other than the calendar year), and intends to comply with other tax rules applicable to regulated investment companies.

Ten to nineteen years after a Fidelity Advisor Freedom® Fund reaches its target retirement year, its asset allocation target is expected to match Fidelity Advisor Freedom® Income Fund's asset allocation target. It is expected that at such time the assets of the Fidelity Advisor Freedom® Fund will be combined with the assets of Fidelity Advisor Freedom® Income Fund. The Trustees reserve the right to engage in such transactions in the best interests of the funds, taking into account then existing laws and regulations. The trust's Trust Instrument empowers the Trustees to take these actions with or without seeking shareholder approval. A combination of assets may result in a capital gain or loss for shareholders of a Fidelity Advisor Freedom® Fund.

Other Tax Information. The information above is only a summary of some of the tax consequences generally affecting each Fidelity Advisor Freedom® Fund and its shareholders, and no attempt has been made to discuss individual tax consequences. It is up to you or your tax preparer to determine whether the sale of shares of a fund resulted in a capital gain or loss or other tax consequence to you. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a Fidelity Advisor Freedom® Fund is suitable to their particular tax situation.

TRUSTEES AND OFFICERS

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds. FMRC has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMRC, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Each of the Trustees oversees 240 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Trustees.  The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function.  Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer or Geoffrey A. von Kuhn may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Geoffrey A. von Kuhn (1951)

Year of Election or Appointment: 2015

Member of the Advisory Board

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (U.K.) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (U.K.) Limited (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity funds (2013-2016).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity funds (2013-2016).

Linda J. Wondrack (1964)

Year of Election or Appointment: 2016

Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (investment adviser firm, 2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc. (investment adviser firm), Fidelity Investments Money Management, Inc. (investment adviser firm), Fidelity Management & Research (U.K.) Inc. (investment adviser firm), Fidelity Management & Research (Hong Kong) (investment adviser firm), Fidelity Management & Research Company (investment adviser firm), FIAM LLC (investment adviser firm), and Strategic Advisers, Inc. (investment adviser firm), Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Chief Compliance Officer of certain Fidelity® funds (2014-2016) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2012-2016); Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Derek L. Young (1964)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as an officer of other funds. He is a Director of Strategic Advisers, Inc. (investment adviser firm, 2011-present) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2016-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of FIAM LLC (investment adviser firm, 2011-present). Previously, Mr. Young served as Trustee of certain funds (2012-2015), President of Strategic Advisers, Inc. (2011-2015), Chief Investment Officer of GAA (2009-2011), and as a portfolio manager.

Standing Committees of the Trustees. The Board of Trustees has established various committees to support the Independent Trustees in acting independently in pursuing the best interests of the funds and their shareholders. Currently, the Board of Trustees has four standing committees. The members of each committee are Independent Trustees.

The Operations Committee is composed of all of the Independent Trustees, with Ms. Knowles currently serving as Chair. The committee normally meets at least six times a year, or more frequently as called by the Chair, and serves as a forum for consideration of issues of importance to, or calling for particular determinations by, the Independent Trustees. The committee considers matters involving potential conflicts of interest between the funds and FMR and its affiliates and reviews proposed contracts and the proposed continuation of contracts between the funds and FMR and its affiliates, and annually reviews and makes recommendations regarding contracts with third parties unaffiliated with FMR, including insurance coverage and custody agreements. The committee has oversight of compliance issues not specifically within the scope of any other committee. These matters include, but are not limited to, significant non-conformance with contract requirements and other significant regulatory matters and recommending to the Board of Trustees the designation of a person to serve as the funds' CCO. The committee (i) serves as the primary point of contact for the CCO with regard to Board-related functions; (ii) oversees the annual performance review of the CCO; (iii) makes recommendations concerning the CCO's compensation; and (iv) makes recommendations as needed in respect of the removal of the CCO. The committee is also responsible for definitive action on all compliance matters involving the potential for significant reimbursement by FMR. During the fiscal year ended March 31, 2016, the committee held 12 meetings.

The Audit Committee is composed of all of the Independent Trustees, with Ms. Acton currently serving as Chair. At least one committee member will be an "audit committee financial expert" as defined by the SEC. The committee normally meets four times a year, or more frequently as called by the Chair or a majority of committee members. The committee meets separately, at least annually, with the funds' Treasurer, with the funds' Chief Financial Officer, with personnel responsible for the internal audit function of FMR LLC, with the funds' outside auditors, and with the funds' Chief Compliance Officer. The committee has direct responsibility for the appointment, compensation, and oversight of the work of the outside auditors employed by the funds. The committee assists the Trustees in overseeing and monitoring: (i) the systems of internal accounting and financial controls of the funds and the funds' service providers (to the extent such controls impact the funds' financial statements); (ii) the funds' auditors and the annual audits of the funds' financial statements; (iii) the financial reporting processes of the funds; (iv) whistleblower reports; and (v) the accounting policies and disclosures of the funds. The committee considers and acts upon (i) the provision by any outside auditor of any non-audit services for any fund, and (ii) the provision by any outside auditor of certain non-audit services to fund service providers and their affiliates to the extent that such approval (in the case of this clause (ii)) is required under applicable regulations of the SEC. It is responsible for approving all audit engagement fees and terms for the funds and for resolving disagreements between a fund and any outside auditor regarding any fund's financial reporting. Auditors of the funds report directly to the committee. The committee will obtain assurance of independence and objectivity from the outside auditors, including a formal written statement delineating all relationships between the auditor and the funds and any service providers consistent with the rules of the Public Company Accounting Oversight Board. The committee will receive reports of compliance with provisions of the auditor independence regulations relating to the hiring of employees or former employees of the outside auditors. It oversees and receives reports on the funds' service providers' internal controls and reviews the adequacy and effectiveness of the service providers' accounting and financial controls, including: (i) any significant deficiencies or material weaknesses in the design or operation of internal controls over financial reporting that are reasonably likely to adversely affect the funds' ability to record, process, summarize, and report financial data; (ii) any change in the fund's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the fund's internal control over financial reporting; and (iii) any fraud, whether material or not, that involves management or other employees who have a significant role in the funds' or service providers internal controls over financial reporting. The committee will also review any correspondence with regulators or governmental agencies or published reports that raise material issues regarding the funds' financial statements or accounting policies. These matters may also be reviewed by the Operations Committee. The committee reviews at least annually a report from each outside auditor describing any material issues raised by the most recent internal quality control, peer review, or Public Company Accounting Oversight Board examination of the auditing firm and any material issues raised by any inquiry or investigation by governmental or professional authorities of the auditing firm and in each case any steps taken to deal with such issues. The committee will oversee and receive reports on the funds' financial reporting process from the funds' Treasurer and outside auditors and will oversee the resolution of any disagreements concerning financial reporting among applicable parties. The committee will discuss with FMR, the funds' Treasurer, outside auditors and, if appropriate, internal audit personnel of FMR LLC their qualitative judgments about the appropriateness and acceptability of accounting principles and financial disclosure practices used or proposed for adoption by the funds. The committee will review with FMR, the funds' outside auditor, internal audit personnel of FMR LLC and legal counsel, as appropriate, matters related to the audits of the funds' financial statements. The committee will discuss regularly and oversee the review of the internal controls of the funds and their service providers with respect to accounting, financial matters and risk management programs related to the funds. The committee will review periodically the funds' major internal controls exposures and the steps that have been taken to monitor and control such exposures. During the fiscal year ended March 31, 2016, the committee held six meetings.

The Fair Valuation Committee is composed of all of the Independent Trustees, with Mr. Johnson currently serving as Chair. The Committee normally meets quarterly, or more frequently as called by the Chair. The Fair Valuation Committee reviews and approves annually Fair Value Committee Policies recommended by the FMR Fair Value Committee and oversees particular valuations or fair valuation methodologies employed by the FMR Fair Value Committee as circumstances may require. The Committee also reviews actions taken by the FMR Fair Value Committee. The Committee does not oversee the day-to-day operational aspects of the valuation and calculation of the net asset value of the funds, which have been delegated to the FMR Fair Value Committee and Fidelity Service Company, Inc. (FSC). During the fiscal year ended March 31, 2016, the committee held five meetings.

The Governance and Nominating Committee is composed of Ms. Knowles (Chair) and Messrs. Johnson (Vice Chair) and Kenneally. The committee meets as called by the Chair. With respect to fund governance and board administration matters, the committee periodically reviews procedures of the Board of Trustees and its committees (including committee charters) and periodically reviews compensation of Independent Trustees. The committee monitors corporate governance matters and makes recommendations to the Board of Trustees on the frequency and structure of the Board of Trustee meetings and on any other aspect of Board procedures. It acts as the administrative committee under the retirement plan for Independent Trustees who retired prior to December 30, 1996 and under the fee deferral plan for Independent Trustees. It reviews the performance of legal counsel employed by the funds and the Independent Trustees. On behalf of the Independent Trustees, the committee will make such findings and determinations as to the independence of counsel for the Independent Trustees as may be necessary or appropriate under applicable regulations or otherwise. The committee is also responsible for Board administrative matters applicable to Independent Trustees, such as expense reimbursement policies and compensation for attendance at meetings, conferences and other events. The committee monitors compliance with, acts as the administrator of, and makes determinations in respect of, the provisions of the code of ethics and any supplemental policies regarding personal securities transactions applicable to the Independent Trustees. The committee monitors the functioning of each Board committee and makes recommendations for any changes, including the creation or elimination of standing or ad hoc Board committees. The committee monitors regulatory and other developments to determine whether to recommend modifications to the committee's responsibilities or other Trustee policies and procedures in light of rule changes, reports concerning "best practices" in corporate governance and other developments in mutual fund governance. The committee meets with Independent Trustees at least once a year to discuss matters relating to fund governance. The committee recommends that the Board establish such special or ad hoc Board committees as may be desirable or necessary from time to time in order to address ethical, legal, or other matters that may arise. The committee also oversees the annual self-evaluation of the Board of Trustees and establishes procedures to allow it to exercise this oversight function. In conducting this oversight, the committee shall address all matters that it considers relevant to the performance of the Board of Trustees and shall report the results of its evaluation to the Board of Trustees, including any recommended amendments to the principles of governance, and any recommended changes to the funds' or the Board of Trustees' policies, procedures, and structures. The committee reviews periodically the size and composition of the Board of Trustees as a whole and recommends, if necessary, measures to be taken so that the Board of Trustees reflects the appropriate balance of knowledge, experience, skills, expertise, and diversity required for the Board as a whole and contains at least the minimum number of Independent Trustees required by law. The committee makes nominations for the election or appointment of Independent Trustees and non-management Members of any Advisory Board, and for membership on committees. The committee has the authority to retain and terminate any third-party advisers, including authority to approve fees and other retention terms. Such advisers may include search firms to identify Independent Trustee candidates and board compensation consultants. The committee may conduct or authorize investigations into or studies of matters within the committee's scope of responsibilities, and may retain, at the funds' expense, such independent counsel or other advisers as it deems necessary. The committee will consider nominees to the Board of Trustees recommended by shareholders based upon the criteria applied to candidates presented to the committee by a search firm or other source. Recommendations, along with appropriate background material concerning the candidate that demonstrates his or her ability to serve as an Independent Trustee of the funds, should be submitted to the Chair of the committee at the address maintained for communications with Independent Trustees. If the committee retains a search firm, the Chair will generally forward all such submissions to the search firm for evaluation. With respect to the criteria for selecting Independent Trustees, it is expected that all candidates will possess the following minimum qualifications: (i) unquestioned personal integrity; (ii) not an interested person of the funds within the meaning of the 1940 Act; (iii) does not have a material relationship (e.g., commercial, banking, consulting, legal, or accounting) with the adviser, any sub-adviser or their affiliates that could create an appearance of lack of independence in respect of the funds; (iv) has the disposition to act independently in respect of FMR and its affiliates and others in order to protect the interests of the funds and all shareholders; (v) ability to attend regularly scheduled Board meetings during the year; (vi) demonstrates sound business judgment gained through broad experience in significant positions where the candidate has dealt with management, technical, financial, or regulatory issues; (vii) sufficient financial or accounting knowledge to add value in the complex financial environment of the funds; (viii) experience on corporate or other institutional oversight bodies having similar responsibilities, but which board memberships or other relationships could not result in business or regulatory conflicts with the funds; and (ix) capacity for the hard work and attention to detail that is required to be an effective Independent Trustee in light of the funds' complex regulatory, operational, and marketing setting. The Governance and Nominating Committee may determine that a candidate who does not have the type of previous experience or knowledge referred to above should nevertheless be considered as a nominee if the Governance and Nominating Committee finds that the candidate has additional qualifications such that his or her qualifications, taken as a whole, demonstrate the same level of fitness to serve as an Independent Trustee. During the fiscal year ended March 31, 2016, the committee held nine meetings.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2015.

Interested Trustees
DOLLAR RANGE OF FUND SHARES	Abigail P.Johnson
Fidelity Advisor Freedom® Income Fund	none
Fidelity Advisor Freedom® 2005 Fund	none
Fidelity Advisor Freedom® 2010 Fund	none
Fidelity Advisor Freedom® 2015 Fund	none
Fidelity Advisor Freedom® 2020 Fund	none
Fidelity Advisor Freedom® 2025 Fund	none
Fidelity Advisor Freedom® 2030 Fund	none
Fidelity Advisor Freedom® 2035 Fund	none
Fidelity Advisor Freedom® 2040 Fund	none
Fidelity Advisor Freedom® 2045 Fund	none
Fidelity Advisor Freedom® 2050 Fund	none
Fidelity Advisor Freedom® 2055 Fund	none
Fidelity Advisor Freedom® 2060 Fund	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000

Independent Trustees
DOLLAR RANGE OF FUND SHARES	Elizabeth S.Acton	JohnEngler	Robert F.Gartland	Arthur E.Johnson
Fidelity Advisor Freedom® Income Fund	none	none	none	none
Fidelity Advisor Freedom® 2005 Fund	none	none	none	none
Fidelity Advisor Freedom® 2010 Fund	none	none	none	none
Fidelity Advisor Freedom® 2015 Fund	none	none	none	none
Fidelity Advisor Freedom® 2020 Fund	none	none	none	none
Fidelity Advisor Freedom® 2025 Fund	none	none	none	none
Fidelity Advisor Freedom® 2030 Fund	none	none	none	none
Fidelity Advisor Freedom® 2035 Fund	none	none	none	none
Fidelity Advisor Freedom® 2040 Fund	none	none	none	none
Fidelity Advisor Freedom® 2045 Fund	none	none	none	none
Fidelity Advisor Freedom® 2050 Fund	none	none	none	none
Fidelity Advisor Freedom® 2055 Fund	none	none	none	none
Fidelity Advisor Freedom® 2060 Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Albert R. Gamper,Jr.	Michael E.Kenneally	James H.Keyes	Marie L.Knowles
Fidelity Advisor Freedom® Income Fund	none	none	none	none
Fidelity Advisor Freedom® 2005 Fund	none	none	none	none
Fidelity Advisor Freedom® 2010 Fund	none	none	none	none
Fidelity Advisor Freedom® 2015 Fund	none	none	none	none
Fidelity Advisor Freedom® 2020 Fund	none	none	none	none
Fidelity Advisor Freedom® 2025 Fund	none	none	none	none
Fidelity Advisor Freedom® 2030 Fund	none	none	none	none
Fidelity Advisor Freedom® 2035 Fund	none	none	none	none
Fidelity Advisor Freedom® 2040 Fund	none	none	none	none
Fidelity Advisor Freedom® 2045 Fund	none	none	none	none
Fidelity Advisor Freedom® 2050 Fund	none	none	none	none
Fidelity Advisor Freedom® 2055 Fund	none	none	none	none
Fidelity Advisor Freedom® 2060 Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board (if any) for his or her services for the fiscal year ended March 31, 2016, or calendar year ended December 31, 2015, as applicable.

Compensation Table (1)
AGGREGATE COMPENSATION FROM A FUND	Elizabeth S.Acton	JohnEngler	Robert F.Gartland	Arthur E.Johnson
Fidelity Advisor Freedom® Income Fund	$123	$117	$118	$127
Fidelity Advisor Freedom® 2005 Fund	$117	$111	$112	$120
Fidelity Advisor Freedom® 2010 Fund	$317	$302	$303	$326
Fidelity Advisor Freedom® 2015 Fund	$727	$692	$696	$748
Fidelity Advisor Freedom® 2020 Fund	$1,405	$1,336	$1,344	$1,445
Fidelity Advisor Freedom® 2025 Fund	$1,454	$1,382	$1,390	$1,497
Fidelity Advisor Freedom® 2030 Fund	$1,419	$1,349	$1,357	$1,460
Fidelity Advisor Freedom® 2035 Fund	$1,077	$1,024	$1,031	$1,109
Fidelity Advisor Freedom® 2040 Fund	$1,004	$954	$960	$1,033
Fidelity Advisor Freedom® 2045 Fund	$545	$518	$521	$560
Fidelity Advisor Freedom® 2050 Fund	$402	$382	$384	$414
Fidelity Advisor Freedom® 2055 Fund	$124	$118	$119	$128
Fidelity Advisor Freedom® 2060 Fund	$5	$4	$4	$5
TOTAL COMPENSATION FROM THE FUND COMPLEX (2)	$421,167	$406,167	$408,667	$429,500
AGGREGATE COMPENSATION FROM A FUND	Albert R. Gamper,Jr.	Michael E.Kenneally	James H.Keyes	Marie L.Knowles
Fidelity Advisor Freedom® Income Fund	$128	$118	$126	$148
Fidelity Advisor Freedom® 2005 Fund	$122	$112	$119	$140
Fidelity Advisor Freedom® 2010 Fund	$330	$303	$323	$379
Fidelity Advisor Freedom® 2015 Fund	$757	$696	$741	$869
Fidelity Advisor Freedom® 2020 Fund	$1,460	$1,344	$1,432	$1,680
Fidelity Advisor Freedom® 2025 Fund	$1,508	$1,390	$1,481	$1,741
Fidelity Advisor Freedom® 2030 Fund	$1,474	$1,357	$1,446	$1,697
Fidelity Advisor Freedom® 2035 Fund	$1,119	$1,031	$1,098	$1,289
Fidelity Advisor Freedom® 2040 Fund	$1,044	$960	$1,023	$1,200
Fidelity Advisor Freedom® 2045 Fund	$565	$521	$555	$652
Fidelity Advisor Freedom® 2050 Fund	$417	$384	$410	$482
Fidelity Advisor Freedom® 2055 Fund	$128	$119	$126	$150
Fidelity Advisor Freedom® 2060 Fund	$5	$4	$5	$6
TOTAL COMPENSATION FROM THE FUND COMPLEX (2)	$467,000	$408,667	$436,167	$478,000

(1)  Abigail P. Johnson and Geoffrey A. von Kuhn are interested persons and are compensated by Fidelity.

(2)  Reflects compensation received for the calendar year ended December 31, 2015 for 234 funds of 32 trusts (including Fidelity Central Investment Portfolios II LLC). Compensation figures include cash and may include amounts elected to be deferred. Certain individuals elected voluntarily to defer a portion of their compensation as follows: John Engler, $139,343; Robert F. Gartland, $180,000; and Michael E. Kenneally, $120,000.

As of March 31, 2016, the Trustees, Members of the Advisory Board (if any), and officers of each fund owned, in the aggregate, less than 1% of each fund's total outstanding shares.

As of March 31, 2016, the following owned of record and/or beneficially 5% or more of the outstanding shares:

Class Name	Owner Name	City	State	Ownership %
Fidelity Advisor Freedom® Income Fund - Class B	WELLS FARGO BANK	CHARLOTTE	NC	43.59%
Fidelity Advisor Freedom® Income Fund - Class B	JP MORGAN CHASE	COLUMBUS	OH	11.20%
Fidelity Advisor Freedom® Income Fund - Class B	CETERA FINANCIAL GROUP	DENVER	CO	6.39%
Fidelity Advisor Freedom® Income Fund - Class C	BANKAMERICA CORP.	JACKSONVILLE	FL	11.33%
Fidelity Advisor Freedom® Income Fund - Class C	PAYCHEX SECURITIES CORPORATION	WEST HENRIETTA	NY	6.52%
Fidelity Advisor Freedom® Income Fund - Class C	LPL FINANCIAL	BOSTON	MA	6.44%
Fidelity Advisor Freedom® Income Fund - Class T	PAYCHEX SECURITIES CORPORATION	WEST HENRIETTA	NY	18.74%
Fidelity Advisor Freedom® Income Fund - Class T	HUDSON CITY SAVINGS BANK	PARAMUS	NJ	13.96%
Fidelity Advisor Freedom® Income Fund - Class T	ADP	ROSELAND	NJ	9.80%
Fidelity Advisor Freedom® Income Fund - Class T	BANKAMERICA CORP.	JACKSONVILLE	FL	8.98%
Fidelity Advisor Freedom® 2005 Fund - Class B	MORGAN STANLEY & CO INC.	JERSEY CITY	NJ	16.00%
Fidelity Advisor Freedom® 2005 Fund - Class B	AMERIPRISE FINANCIAL CORPORATION	MINNEAPOLIS	MN	13.54%
Fidelity Advisor Freedom® 2005 Fund - Class B	CETERA FINANCIAL GROUP	SCHAUMBURG	IL	12.23%
Fidelity Advisor Freedom® 2005 Fund - Class B	WELLS FARGO BANK	CHARLOTTE	NC	11.40%
Fidelity Advisor Freedom® 2005 Fund - Class B	ORIENTAL FINANCIAL SERVICES CORP.	SAN JUAN	PR	11.36%
Fidelity Advisor Freedom® 2005 Fund - Class B	CAMBRIDGE INVESTMENT RESEARCH, INC.	FAIRFIELD	IA	7.05%
Fidelity Advisor Freedom® 2005 Fund - Class B	SCOTTRADE, INC.	SAINT LOUIS	MO	6.97%
Fidelity Advisor Freedom® 2005 Fund - Class B	INFINEX INVESTMENTS, INC.	MERIDEN	CT	5.95%
Fidelity Advisor Freedom® 2005 Fund - Class C	AMERIPRISE FINANCIAL CORPORATION	MINNEAPOLIS	MN	9.38%
Fidelity Advisor Freedom® 2005 Fund - Class C	WELLS FARGO BANK	CHARLOTTE	NC	7.71%
Fidelity Advisor Freedom® 2005 Fund - Class C	BANKAMERICA CORP.	JACKSONVILLE	FL	6.57%
Fidelity Advisor Freedom® 2005 Fund - Class C	VERISIGHT, INC	WALNUT CREEK	CA	6.43%
Fidelity Advisor Freedom® 2005 Fund - Class C	UBS AG	WEEHAWKEN	NJ	6.30%
Fidelity Advisor Freedom® 2005 Fund - Class T	PAYCHEX SECURITIES CORPORATION	WEST HENRIETTA	NY	11.78%
Fidelity Advisor Freedom® 2005 Fund - Class I	TEAM, INC.	SUGAR LAND	TX	12.44%
Fidelity Advisor Freedom® 2010 Fund - Class B	J.K. FINANCIAL SERVICES, INC.	NORCO	CA	14.20%
Fidelity Advisor Freedom® 2010 Fund - Class B	AMERIPRISE FINANCIAL CORPORATION	MINNEAPOLIS	MN	11.92%
Fidelity Advisor Freedom® 2010 Fund - Class B	MORGAN STANLEY & CO INC.	JERSEY CITY	NJ	11.00%
Fidelity Advisor Freedom® 2010 Fund - Class B	BANKAMERICA CORP.	JACKSONVILLE	FL	6.51%
Fidelity Advisor Freedom® 2010 Fund - Class B	WELLS FARGO BANK	SAINT LOUIS	MO	5.98%
Fidelity Advisor Freedom® 2010 Fund - Class B	CETERA FINANCIAL GROUP	EL SEGUNDO	CA	5.27%
Fidelity Advisor Freedom® 2010 Fund - Class C	AMERIPRISE FINANCIAL CORPORATION	MINNEAPOLIS	MN	7.65%
Fidelity Advisor Freedom® 2010 Fund - Class C	BANKAMERICA CORP.	JACKSONVILLE	FL	6.39%
Fidelity Advisor Freedom® 2010 Fund - Class C	LPL FINANCIAL	BOSTON	MA	6.35%
Fidelity Advisor Freedom® 2010 Fund - Class C	MORGAN STANLEY & CO INC.	JERSEY CITY	NJ	5.15%
Fidelity Advisor Freedom® 2010 Fund - Class T	ADP	ROSELAND	NJ	6.04%
Fidelity Advisor Freedom® 2010 Fund - Class T	AMERICAN UNITED LIFE INSURANCE COMPANY	INDIANAPOLIS	IN	5.53%
Fidelity Advisor Freedom® 2010 Fund - Class T	PAYCHEX SECURITIES CORPORATION	WEST HENRIETTA	NY	5.41%
Fidelity Advisor Freedom® 2015 Fund - Class B	AMERIPRISE FINANCIAL CORPORATION	MINNEAPOLIS	MN	8.81%
Fidelity Advisor Freedom® 2015 Fund - Class B	LPL FINANCIAL	BOSTON	MA	8.54%
Fidelity Advisor Freedom® 2015 Fund - Class B	BANKAMERICA CORP.	JACKSONVILLE	FL	7.48%
Fidelity Advisor Freedom® 2015 Fund - Class B	WELLS FARGO BANK	CHARLOTTE	NC	6.18%
Fidelity Advisor Freedom® 2015 Fund - Class B	ALLSTATE LIFE INSURANCE COMPANY	LINCOLN	NE	5.94%
Fidelity Advisor Freedom® 2015 Fund - Class C	MORGAN STANLEY & CO INC.	JERSEY CITY	NJ	7.04%
Fidelity Advisor Freedom® 2015 Fund - Class C	LPL FINANCIAL	BOSTON	MA	6.84%
Fidelity Advisor Freedom® 2015 Fund - Class T	PAYCHEX SECURITIES CORPORATION	WEST HENRIETTA	NY	9.16%
Fidelity Advisor Freedom® 2020 Fund - Class B	WELLS FARGO BANK	SAINT LOUIS	MO	11.03%
Fidelity Advisor Freedom® 2020 Fund - Class B	AMERIPRISE FINANCIAL CORPORATION	MINNEAPOLIS	MN	8.37%
Fidelity Advisor Freedom® 2020 Fund - Class B	BANKAMERICA CORP.	JACKSONVILLE	FL	5.97%
Fidelity Advisor Freedom® 2020 Fund - Class B	WELLS FARGO BANK	CHARLOTTE	NC	5.90%
Fidelity Advisor Freedom® 2020 Fund - Class C	LPL FINANCIAL	BOSTON	MA	8.11%
Fidelity Advisor Freedom® 2020 Fund - Class C	MORGAN STANLEY & CO INC.	JERSEY CITY	NJ	5.63%
Fidelity Advisor Freedom® 2020 Fund - Class C	AMERIPRISE FINANCIAL CORPORATION	MINNEAPOLIS	MN	5.34%
Fidelity Advisor Freedom® 2020 Fund - Class T	PAYCHEX SECURITIES CORPORATION	WEST HENRIETTA	NY	10.52%
Fidelity Advisor Freedom® 2020 Fund - Class T	ADP	ROSELAND	NJ	8.69%
Fidelity Advisor Freedom® 2025 Fund - Class B	WELLS FARGO BANK	CHARLOTTE	NC	9.16%
Fidelity Advisor Freedom® 2025 Fund - Class B	AMERIPRISE FINANCIAL CORPORATION	MINNEAPOLIS	MN	6.10%
Fidelity Advisor Freedom® 2025 Fund - Class C	LPL FINANCIAL	BOSTON	MA	6.51%
Fidelity Advisor Freedom® 2025 Fund - Class C	MORGAN STANLEY & CO INC.	JERSEY CITY	NJ	6.33%
Fidelity Advisor Freedom® 2025 Fund - Class C	AMERIPRISE FINANCIAL CORPORATION	MINNEAPOLIS	MN	6.01%
Fidelity Advisor Freedom® 2025 Fund - Class T	PAYCHEX SECURITIES CORPORATION	WEST HENRIETTA	NY	13.98%
Fidelity Advisor Freedom® 2025 Fund - Class T	ADP	ROSELAND	NJ	5.86%
Fidelity Advisor Freedom® 2030 Fund - Class B	AMERIPRISE FINANCIAL CORPORATION	MINNEAPOLIS	MN	10.21%
Fidelity Advisor Freedom® 2030 Fund - Class B	WELLS FARGO BANK	CHARLOTTE	NC	5.85%
Fidelity Advisor Freedom® 2030 Fund - Class B	BANKAMERICA CORP.	JACKSONVILLE	FL	5.65%
Fidelity Advisor Freedom® 2030 Fund - Class C	LPL FINANCIAL	BOSTON	MA	5.78%
Fidelity Advisor Freedom® 2030 Fund - Class C	MORGAN STANLEY & CO INC.	JERSEY CITY	NJ	5.56%
Fidelity Advisor Freedom® 2030 Fund - Class T	PAYCHEX SECURITIES CORPORATION	WEST HENRIETTA	NY	14.19%
Fidelity Advisor Freedom® 2030 Fund - Class T	ADP	ROSELAND	NJ	11.46%
Fidelity Advisor Freedom® 2035 Fund - Class B	WELLS FARGO BANK	CHARLOTTE	NC	8.70%
Fidelity Advisor Freedom® 2035 Fund - Class B	AMERIPRISE FINANCIAL CORPORATION	MINNEAPOLIS	MN	7.99%
Fidelity Advisor Freedom® 2035 Fund - Class B	METLIFE	NEW YORK	NY	5.59%
Fidelity Advisor Freedom® 2035 Fund - Class C	MORGAN STANLEY & CO INC.	JERSEY CITY	NJ	6.38%
Fidelity Advisor Freedom® 2035 Fund - Class C	PAYCHEX SECURITIES CORPORATION	WEST HENRIETTA	NY	5.66%
Fidelity Advisor Freedom® 2035 Fund - Class T	PAYCHEX SECURITIES CORPORATION	WEST HENRIETTA	NY	17.32%
Fidelity Advisor Freedom® 2035 Fund - Class T	ADP	ROSELAND	NJ	8.22%
Fidelity Advisor Freedom® 2040 Fund - Class A	NATIONWIDE FINANCIAL	COLUMBUS	OH	5.94%
Fidelity Advisor Freedom® 2040 Fund - Class B	AMERIPRISE FINANCIAL CORPORATION	MINNEAPOLIS	MN	9.15%
Fidelity Advisor Freedom® 2040 Fund - Class B	LPL FINANCIAL	BOSTON	MA	6.81%
Fidelity Advisor Freedom® 2040 Fund - Class B	AXA FINANCIAL	JERSEY CITY	NJ	5.97%
Fidelity Advisor Freedom® 2040 Fund - Class B	WELLS FARGO BANK	CHARLOTTE	NC	5.11%
Fidelity Advisor Freedom® 2040 Fund - Class C	MORGAN STANLEY & CO INC.	JERSEY CITY	NJ	6.67%
Fidelity Advisor Freedom® 2040 Fund - Class C	AMERIPRISE FINANCIAL CORPORATION	MINNEAPOLIS	MN	5.29%
Fidelity Advisor Freedom® 2040 Fund - Class T	PAYCHEX SECURITIES CORPORATION	WEST HENRIETTA	NY	16.62%
Fidelity Advisor Freedom® 2040 Fund - Class T	ADP	ROSELAND	NJ	12.66%
Fidelity Advisor Freedom® 2045 Fund - Class B	LPL FINANCIAL	BOSTON	MA	17.00%
Fidelity Advisor Freedom® 2045 Fund - Class B	WELLS FARGO BANK	CHARLOTTE	NC	16.54%
Fidelity Advisor Freedom® 2045 Fund - Class B	AMERIPRISE FINANCIAL CORPORATION	MINNEAPOLIS	MN	10.51%
Fidelity Advisor Freedom® 2045 Fund - Class C	PAYCHEX SECURITIES CORPORATION	WEST HENRIETTA	NY	11.64%
Fidelity Advisor Freedom® 2045 Fund - Class T	PAYCHEX SECURITIES CORPORATION	WEST HENRIETTA	NY	18.31%
Fidelity Advisor Freedom® 2045 Fund - Class T	ADP	ROSELAND	NJ	7.82%
Fidelity Advisor Freedom® 2050 Fund - Class B	WELLS FARGO BANK	CHARLOTTE	NC	12.49%
Fidelity Advisor Freedom® 2050 Fund - Class B	LPL FINANCIAL	BOSTON	MA	8.52%
Fidelity Advisor Freedom® 2050 Fund - Class B	AMERIPRISE FINANCIAL CORPORATION	MINNEAPOLIS	MN	8.25%
Fidelity Advisor Freedom® 2050 Fund - Class C	PAYCHEX SECURITIES CORPORATION	WEST HENRIETTA	NY	8.51%
Fidelity Advisor Freedom® 2050 Fund - Class C	AMERIPRISE FINANCIAL CORPORATION	MINNEAPOLIS	MN	6.12%
Fidelity Advisor Freedom® 2050 Fund - Class C	MORGAN STANLEY & CO INC.	JERSEY CITY	NJ	6.02%
Fidelity Advisor Freedom® 2050 Fund - Class C	LPL FINANCIAL	BOSTON	MA	5.76%
Fidelity Advisor Freedom® 2050 Fund - Class T	PAYCHEX SECURITIES CORPORATION	WEST HENRIETTA	NY	22.22%
Fidelity Advisor Freedom® 2050 Fund - Class T	ADP	ROSELAND	NJ	8.11%
Fidelity Advisor Freedom® 2055 Fund - Class C	PAYCHEX SECURITIES CORPORATION	WEST HENRIETTA	NY	7.25%
Fidelity Advisor Freedom® 2055 Fund - Class C	LPL FINANCIAL	BOSTON	MA	6.90%
Fidelity Advisor Freedom® 2055 Fund - Class C	AMERIPRISE FINANCIAL CORPORATION	MINNEAPOLIS	MN	5.41%
Fidelity Advisor Freedom® 2055 Fund - Class T	PAYCHEX SECURITIES CORPORATION	WEST HENRIETTA	NY	19.25%
Fidelity Advisor Freedom® 2055 Fund - Class T	ADP	ROSELAND	NJ	11.95%
Fidelity Advisor Freedom® 2060 Fund - Class T	LADENBURG THALMANN	SEATTLE	WA	42.17%
Fidelity Advisor Freedom® 2060 Fund - Class T	LPL FINANCIAL	BOSTON	MA	6.15%
Fidelity Advisor Freedom® 2060 Fund - Class A	LADENBURG THALMANN	SEATTLE	WA	7.96%
Fidelity Advisor Freedom® 2060 Fund - Class A	INTELIDENT SOLUTIONS, INC.	TAMPA	FL	6.66%
Fidelity Advisor Freedom® 2060 Fund - Class C	LADENBURG THALMANN	SEATTLE	WA	69.72%

CONTROL OF INVESTMENT ADVISER

FMR LLC, as successor by merger to FMR Corp., is the ultimate parent company of FMR and FMRC. The voting common shares of FMR LLC are divided into two series. Series B is held predominantly by members of the Abigail P. Johnson family, directly or through trusts, and is entitled to 49% of the vote on any matter acted upon by the voting common shares. Series A is held predominantly by non-Johnson family member employees of FMR LLC and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Series B shareholders have entered into a shareholders' voting agreement under which all Series B shares will be voted in accordance with the majority vote of Series B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting securities of that company. Therefore, through their ownership of voting common shares and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR LLC.

At present, the primary business activities of FMR LLC and its subsidiaries are: (i) the provision of investment advisory, management, shareholder, investment information and assistance and certain fiduciary services for individual and institutional investors; (ii) the provision of securities brokerage services; (iii) the management and development of real estate; and (iv) the investment in and operation of a number of emerging businesses.

FMR, FMRC, FDC, and the funds have adopted a code of ethics under Rule 17j-1 of the 1940 Act that sets forth employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing, and restricts certain transactions. Employees subject to the code of ethics, including Fidelity investment personnel, may invest in securities for their own investment accounts, including securities that may be purchased or held by the funds.

MANAGEMENT CONTRACTS

Each Fidelity Advisor Freedom® Fund has entered into a management contract with FMRC, pursuant to which FMRC furnishes investment advisory and other services.

Management Services. Under the terms of its management contract with each fund, FMRC acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the fund in accordance with its investment objective, policies and limitations. FMRC is authorized, in its discretion, to allocate each fund's assets among the underlying Fidelity® funds in which the fund may invest. FMRC also provides each fund with all necessary office facilities and personnel for servicing each fund's investments and compensates all personnel of each fund or FMRC performing services relating to research, statistical and investment activities.

FMRC in turn has entered into administration agreements with FMR on behalf of each Fidelity Advisor Freedom® Fund. Under the terms of each administration agreement, FMR or its affiliates provide the management and administrative services (other than investment advisory services) necessary for the operation of each Fidelity Advisor Freedom® Fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state laws; developing management and shareholder services for each fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Management-Related Expenses. Under the terms of each Fidelity Advisor Freedom® Fund's management contract, FMRC, either itself or through an affiliate, is responsible for payment of all operating expenses of each Fidelity Advisor Freedom® Fund or each class thereof, as applicable, with certain exceptions. Under the terms of each administration agreement, FMR pays all management and administrative expenses (other than investment advisory expenses) for which FMRC is responsible. Specific expenses payable by FMR include expenses for typesetting, printing, and mailing proxy materials to shareholders, legal expenses, fees of the custodian and auditor, and each fund's proportionate share of insurance premiums and Investment Company Institute dues. Each administration agreement further provides that FMR will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders. In addition, FMR compensates all officers of each fund and all Trustees who are interested persons of the trust, FMRC, or FMR. FMR also is responsible for the payment of any fees associated with transfer agency services, pricing and bookkeeping services, and the cost of administration of each Fidelity Advisor Freedom® Fund's securities lending program.

Each Fidelity Advisor Freedom® Fund pays the following expenses: fees and expenses of the Independent Trustees, interest on borrowings, taxes, brokerage commissions (if any), shareholder charges (if any) associated with investing in the underlying Fidelity® funds, and such non-recurring expenses as may arise, including costs of any litigation to which a fund may be a party, and any obligation it may have to indemnify the officers and Trustees with respect to litigation.

Management Fees.

Each Fidelity Advisor Freedom® Fund does not pay a management fee to FMRC.

FMR receives no fee for the services provided under each administration agreement and pays all other expenses of each Fidelity Advisor Freedom® Fund with limited exceptions.

FMR may, from time to time, voluntarily reimburse all or a portion of a class's operating expenses. FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

Expense reimbursements will increase returns, and repayment of the reimbursement will decrease returns.

Andrew Dierdorf and Brett Sumsion are co-managers of each Fidelity Advisor Freedom® Fund and receive compensation for their services. As of March 31, 2016, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of each portfolio manager’s bonus are based on (i) the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) measured against a benchmark index (which may be a customized benchmark index developed by FMR) assigned to each fund or account, (ii) how the portfolio manager allocates the assets of funds and accounts among their asset classes, which results in monthly impact scores, as described below, and (iii) the investment performance of other funds and accounts. The pre-tax investment performance of each portfolio manager’s fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager’s tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. Each portfolio manager also receives a monthly impact score for each month of his tenure as manager of a fund or account. The monthly impact scores are weighted according to each portfolio manager’s tenure on his fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. The bonus is based on the aggregate impact scores for applicable annual periods eventually encompassing periods of up to five years. A smaller, subjective component of each portfolio manager’s bonus is based on the portfolio manager’s overall contribution to management of FMR.

The portion of each portfolio manager’s bonus that is linked to the investment performance of each Fidelity Advisor Freedom® Fund is based on the fund’s pre-tax investment performance relative to the performance of the fund's customized benchmark composite index, on which the fund's target asset allocation is based over time. The portion of each portfolio manager’s bonus that is based on impact scores is based on how he allocates the fund’s assets among each asset class. Each portfolio manager’s bonus is based on the percentage of the fund actually invested in each asset class. The percentage overweight or percentage underweight in each asset class relative to the neutral mix is multiplied by the performance of the index that represents that asset class over the measurement period, resulting in a positive or negative impact score. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR’s parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

A portfolio manager’s compensation plan may give rise to potential conflicts of interest. Although investors in a fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager’s compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund’s Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Dierdorf as of March 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	101	180	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$188,275	$37,885	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity Advisor Freedom® Income Fund ($242 (in millions) assets managed), Fidelity Advisor Freedom® 2005 Fund ($232 (in millions) assets managed), Fidelity Advisor Freedom® 2010 Fund ($598 (in millions) assets managed), Fidelity Advisor Freedom® 2015 Fund ($1,363 (in millions) assets managed), Fidelity Advisor Freedom® 2020 Fund ($2,726 (in millions) assets managed), Fidelity Advisor Freedom® 2025 Fund ($2,920 (in millions) assets managed), Fidelity Advisor Freedom® 2030 Fund ($2,798 (in millions) assets managed), Fidelity Advisor Freedom® 2035 Fund ($2,143 (in millions) assets managed), Fidelity Advisor Freedom® 2040 Fund ($1,972 (in millions) assets managed), Fidelity Advisor Freedom® 2045 Fund ($1,106 (in millions) assets managed), Fidelity Advisor Freedom® 2050 Fund ($838 (in millions) assets managed), Fidelity Advisor Freedom® 2055 Fund ($297 (in millions) assets managed), and Fidelity Advisor Freedom® 2060 Fund ($19 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund’s fiscal year-end.

As of March 31, 2016, the dollar range of shares of Fidelity Advisor Freedom® Income Fund beneficially owned by Mr. Dierdorf was none, the dollar range of shares of Fidelity Advisor Freedom® 2005 Fund beneficially owned by Mr. Dierdorf was none, the dollar range of shares of Fidelity Advisor Freedom® 2010 Fund beneficially owned by Mr. Dierdorf was none, the dollar range of shares of Fidelity Advisor Freedom® 2015 Fund beneficially owned by Mr. Dierdorf was none, the dollar range of shares of Fidelity Advisor Freedom® 2020 Fund beneficially owned by Mr. Dierdorf was none, the dollar range of shares of Fidelity Advisor Freedom® 2025 Fund beneficially owned by Mr. Dierdorf was none, the dollar range of shares of Fidelity Advisor Freedom® 2030 Fund beneficially owned by Mr. Dierdorf was none, the dollar range of shares of Fidelity Advisor Freedom® 2035 Fund beneficially owned by Mr. Dierdorf was none, the dollar range of shares of Fidelity Advisor Freedom® 2040 Fund beneficially owned by Mr. Dierdorf was none, the dollar range of shares of Fidelity Advisor Freedom® 2045 Fund beneficially owned by Mr. Dierdorf was none, the dollar range of shares of Fidelity Advisor Freedom® 2050 Fund beneficially owned by Mr. Dierdorf was none, the dollar range of shares of Fidelity Advisor Freedom® 2055 Fund beneficially owned by Mr. Dierdorf was none, and the dollar range of shares of Fidelity Advisor Freedom® 2060 Fund beneficially owned by Mr. Dierdorf was none.

The following table provides information relating to other accounts managed by Mr. Sumsion as of March 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	100	180	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$184,000	$37,885	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity Advisor Freedom® Income Fund ($242 (in millions) assets managed), Fidelity Advisor Freedom® 2005 Fund ($232 (in millions) assets managed), Fidelity Advisor Freedom® 2010 Fund ($598 (in millions) assets managed), Fidelity Advisor Freedom® 2015 Fund ($1,363 (in millions) assets managed), Fidelity Advisor Freedom® 2020 Fund ($2,726 (in millions) assets managed), Fidelity Advisor Freedom® 2025 Fund ($2,920 (in millions) assets managed), Fidelity Advisor Freedom® 2030 Fund ($2,798 (in millions) assets managed), Fidelity Advisor Freedom® 2035 Fund ($2,143 (in millions) assets managed), Fidelity Advisor Freedom® 2040 Fund ($1,972 (in millions) assets managed), Fidelity Advisor Freedom® 2045 Fund ($1,106 (in millions) assets managed), Fidelity Advisor Freedom® 2050 Fund ($838 (in millions) assets managed), Fidelity Advisor Freedom® 2055 Fund ($297 (in millions) assets managed), and Fidelity Advisor Freedom® 2060 Fund ($19 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund’s fiscal year-end.

As of March 31, 2016, the dollar range of shares of Fidelity Advisor Freedom® Income Fund beneficially owned by Mr. Sumsion was none, the dollar range of shares of Fidelity Advisor Freedom® 2005 Fund beneficially owned by Mr. Sumsion was none, the dollar range of shares of Fidelity Advisor Freedom® 2010 Fund beneficially owned by Mr. Sumsion was none, the dollar range of shares of Fidelity Advisor Freedom® 2015 Fund beneficially owned by Mr. Sumsion was none, the dollar range of shares of Fidelity Advisor Freedom® 2020 Fund beneficially owned by Mr. Sumsion was none, the dollar range of shares of Fidelity Advisor Freedom® 2025 Fund beneficially owned by Mr. Sumsion was none, the dollar range of shares of Fidelity Advisor Freedom® 2030 Fund beneficially owned by Mr. Sumsion was none, the dollar range of shares of Fidelity Advisor Freedom® 2035 Fund beneficially owned by Mr. Sumsion was none, the dollar range of shares of Fidelity Advisor Freedom® 2040 Fund beneficially owned by Mr. Sumsion was none, the dollar range of shares of Fidelity Advisor Freedom® 2045 Fund beneficially owned by Mr. Sumsion was none, the dollar range of shares of Fidelity Advisor Freedom® 2050 Fund beneficially owned by Mr. Sumsion was none, the dollar range of shares of Fidelity Advisor Freedom® 2055 Fund beneficially owned by Mr. Sumsion was none, and the dollar range of shares of Fidelity Advisor Freedom® 2060 Fund beneficially owned by Mr. Sumsion was none.

PROXY VOTING GUIDELINES

The following Proxy Voting Guidelines were established by the Board of Trustees of the Fidelity® funds, after consultation with Fidelity. (The guidelines are reviewed periodically by Fidelity and by the Independent Trustees of the Fidelity® funds, and, accordingly, are subject to change.)

I.  General Principles

A.  Voting of shares will be conducted in a manner consistent with the best interests of Fidelity® Fund shareholders as follows: (i) securities of a portfolio company will generally be voted in a manner consistent with the Guidelines; and (ii) voting will be done without regard to any other Fidelity companies' relationship, business or otherwise, with that portfolio company. In evaluating proposals, FMR considers information from a number of sources, including management or shareholders of a company presenting a proposal and proxy voting advisory firms, and uses all this information as an input within the larger mix of information to which the Guidelines are applied.

B.  FMR Investment Proxy Research votes proxies. Like other Fidelity employees, Investment Proxy Research employees have a fiduciary duty to never place their own personal interest ahead of the interests of Fidelity® Fund shareholders, and are instructed to avoid actual and apparent conflicts of interest. In the event of a conflict of interest, Investment Proxy Research employees, like other Fidelity employees, will escalate to their managers or the Ethics Office, as appropriate, in accordance with Fidelity's corporate policy on conflicts of interest. A conflict of interest arises when there are factors that may prompt one to question whether a Fidelity employee is acting solely on the best interests of Fidelity and its customers. Employees are expected to avoid situations that could present even the appearance of a conflict between their interests and the interests of Fidelity and its customers.

C.  Except as set forth herein, FMR will generally vote in favor of routine management proposals.

D.  Non-routine proposals will generally be voted in accordance with the Guidelines.

E.  Non-routine proposals not covered by the Guidelines or involving other special circumstances will be evaluated on a case-by-case basis with input from the appropriate FMR analyst or portfolio manager, as applicable, subject to review by an attorney within FMR's General Counsel's office, FMR's Head of Fiduciary Oversight and Board Support, and a member of senior management within FMR Investment Proxy Research. A significant pattern of such proposals or other special circumstances will be referred to the appropriate Fidelity Fund Board Committee or its designee.

F.  FMR will vote on shareholder proposals not specifically addressed by the Guidelines based on an evaluation of a proposal's likelihood to enhance the long-term economic returns or profitability of the portfolio company or to maximize long-term shareholder value. Where information is not readily available to analyze the long-term economic impact of the proposal, FMR will generally abstain.

G.  Many Fidelity® Funds invest in voting securities issued by companies that are domiciled outside the United States and are not listed on a U.S. securities exchange. Corporate governance standards, legal or regulatory requirements and disclosure practices in foreign countries can differ from those in the United States. When voting proxies relating to non-U.S. securities, FMR will generally evaluate proposals in the context of the Guidelines and where applicable and feasible, take into consideration differing laws, regulations and practices in the relevant foreign market in determining how to vote shares.

H.  In certain non-U.S. jurisdictions, shareholders voting shares of a portfolio company may be restricted from trading the shares for a period of time around the shareholder meeting date. Because such trading restrictions can hinder portfolio management and could result in a loss of liquidity for a fund, FMR will generally not vote proxies in circumstances where such restrictions apply. In addition, certain non-U.S. jurisdictions require voting shareholders to disclose current share ownership on a fund-by-fund basis. When such disclosure requirements apply, FMR will generally not vote proxies in order to safeguard fund holdings information.

I.  Where a management-sponsored proposal is inconsistent with the Guidelines, FMR may receive a company's commitment to modify the proposal or its practice to conform to the Guidelines, and FMR will generally support management based on this commitment. If a company subsequently does not abide by its commitment, FMR will generally withhold authority for the election of directors at the next election.

II.  Definitions (as used in this document)

A.  Anti-Takeover Provision - includes fair price amendments; classified boards; "blank check" preferred stock; Golden Parachutes; supermajority provisions; Poison Pills; restricting the right to call special meetings; provisions restricting the right of shareholders to set board size; and any other provision that eliminates or limits shareholder rights.

B.  Golden Parachute - Employment contracts, agreements, or policies that include an excise tax gross-up provision; single trigger for cash incentives; or may result in a lump sum payment of cash and acceleration of equity that may total more than three times annual compensation (salary and bonus) in the event of a termination following a change in control.

C.  Greenmail - payment of a premium to repurchase shares from a shareholder seeking to take over a company through a proxy contest or other means.

D.  Sunset Provision - a condition in a charter or plan that specifies an expiration date.

E.  Poison Pill - a strategy employed by a potential take-over / target company to make its stock less attractive to an acquirer. Poison Pills are generally designed to dilute the acquirer's ownership and value in the event of a take-over.

F.  Large-Capitalization Company - a company included in the Russell 1000® Index or the Russell Global ex-U.S. Large Cap Index.

G.  Small-Capitalization Company - a company not included in the Russell 1000® Index or the Russell Global ex-U.S. Large Cap Index that is not a Micro-Capitalization Company.

H.  Micro-Capitalization Company - a company with a market capitalization under US $300 million.

I.  Evergreen Provision - a feature which provides for an automatic increase in the shares available for grant under an equity award plan on a regular basis.

III.  Directors

A.  Election of Directors

FMR will generally vote in favor of incumbent and nominee directors except where one or more such directors clearly appear to have failed to exercise reasonable judgment. FMR will also generally withhold authority for the election of all directors or directors on responsible committees if:

1.  An Anti-Takeover Provision was introduced, an Anti-Takeover Provision was extended, or a new Anti-Takeover Provision was adopted upon the expiration of an existing Anti-Takeover Provision, without shareholder approval except as set forth below.

With respect to Poison Pills, however, FMR will consider not withholding authority on the election of directors if all of the following conditions are met when a Poison Pill is introduced, extended, or adopted:

a.  The Poison Pill includes a Sunset Provision of less than five years;

b.  The Poison Pill includes a mechanism to allow shareholders to consider a bona fide takeover offer for all outstanding shares without triggering the Poison Pill;

c.  The Poison Pill is linked to a business strategy that will result in greater value for the shareholders; and

d.  Shareholder approval is required to reinstate the Poison Pill upon expiration.

FMR will also consider not withholding authority on the election of directors when:

e.  FMR determines that the Poison Pill was narrowly tailored to protect a specific tax benefit, and subject to an evaluation of its likelihood to enhance long-term economic returns or maximize long-term shareholder value; or

f.  One or more of the conditions a. through d. above are not met if a board is willing to strongly consider seeking shareholder ratification of, or adding above conditions noted a. and b. to an existing Poison Pill. In such a case, if the company does not take appropriate action prior to the next annual shareholder meeting, FMR will withhold authority on the election of directors.

2.  The company refuses, upon request by FMR, to amend the Poison Pill to allow Fidelity to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

3.  Within the last year and without shareholder approval, a company's board of directors or compensation committee has repriced outstanding options, exchanged outstanding options for equity, or tendered cash for outstanding options.

4.  Within the last year and without shareholder approval, a company's board of directors or compensation committee has adopted or extended a Golden Parachute.

5.  The company has not adequately addressed concerns communicated by FMR in the process of discussing executive compensation.

6.  To gain FMR's support on a proposal, the company made a commitment to modify a proposal or practice to conform to the Guidelines and the company has failed to act on that commitment.

7.  The director attended fewer than 75% of the aggregate number of meetings of the board or its committees on which the director served during the company's prior fiscal year, absent extenuating circumstances.

8.  The board is not composed of a majority of independent directors.

B.  Contested Director Election

FMR believes that strong management creates long-term shareholder value and we generally support management of companies in which the funds' assets are invested. FMR will vote on a case-by-case basis in contested director elections, taking into account factors such as management's track record and strategic plan for enhancing shareholder value; the long-term performance of the target company compared to its industry peers; the qualifications of the shareholder's and management's nominees; and other factors. Ultimately, FMR will vote for the outcome it believes has the best prospects for maximizing shareholder value over the long term.

C.  Indemnification

FMR will generally vote in favor of charter and by-law amendments expanding the indemnification of directors and/or limiting their liability for breaches of care unless FMR is otherwise dissatisfied with the performance of management or the proposal is accompanied by Anti-Takeover Provisions.

D.  Independent Chairperson

FMR will generally vote against shareholder proposals calling for or recommending the appointment of a non-executive or independent chairperson. However, FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, appointment of a non-executive or independent chairperson appears likely to further the interests of shareholders and to promote effective oversight of management by the board of directors.

E.  Majority Director Elections

FMR will generally vote in favor of proposals calling for directors to be elected by an affirmative majority of votes cast in a board election, provided that the proposal allows for plurality voting standard in the case of contested elections (i.e., where there are more nominees than board seats). FMR may consider voting against such shareholder proposals where a company's board has adopted an alternative measure, such as a director resignation policy, that provides a meaningful alternative to the majority voting standard and appropriately addresses situations where an incumbent director fails to receive the support of a majority of the votes cast in an uncontested election.

F.  Proxy Access

FMR will generally vote against management and shareholder proposals to adopt proxy access.

IV.  Compensation

A.  Executive Compensation

1.  Advisory votes on executive compensation

a.  FMR will generally vote for proposals to ratify executive compensation unless such compensation appears misaligned with shareholder interests or otherwise problematic, taking into account:

(i) The actions taken by the board or compensation committee in the previous year, including whether the company repriced or exchanged outstanding stock options without shareholder approval; adopted or extended a Golden Parachute without shareholder approval; or adequately addressed concerns communicated by FMR in the process of discussing executive compensation;

(ii) The alignment of executive compensation and company performance relative to peers; and

(iii) The structure of the compensation program, including factors such as whether incentive plan metrics are appropriate, rigorous and transparent; whether the long-term element of the compensation program is evaluated over at least a three-year period; the sensitivity of pay to below median performance; the amount and nature of non-performance-based compensation; the justification and rationale behind paying discretionary bonuses; the use of stock ownership guidelines and amount of executive stock ownership; and how well elements of compensation are disclosed.

b.  FMR will generally vote against proposals to ratify Golden Parachutes.

2.  Frequency of advisory vote on executive compensation

FMR will generally support annual advisory votes on executive compensation.

B.  Equity award plans (including stock options, restricted stock awards, and other stock awards).

FMR will generally vote against equity award plans or amendments to authorize additional shares under such plans if:

1.  (a) The company's average three year burn rate is greater than 1.5% for a Large-Capitalization Company, 2.5% for a Small-Capitalization Company or 3.5% for a Micro-Capitalization Company; and (b) there were no circumstances specific to the company or the plans that lead FMR to conclude that the burn rate is acceptable.

2.  In the case of stock option plans, (a) the offering price of options is less than 100% of fair market value on the date of grant, except that the offering price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus; (b) the plan's terms allow repricing of underwater options; or (c) the board/committee has repriced options outstanding under the plan in the past two years without shareholder approval.

3.  The plan includes an Evergreen Provision.

4.  The plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur.

C.  Equity Exchanges and Repricing

FMR will generally vote in favor of a management proposal to exchange, reprice or tender for cash, outstanding options if the proposed exchange, repricing, or tender offer is consistent with the interests of shareholders, taking into account such factors as:

1.  Whether the proposal excludes senior management and directors;

2.  Whether the exchange or repricing proposal is value neutral to shareholders based upon an acceptable pricing model;

3.  The company's relative performance compared to other companies within the relevant industry or industries;

4.  Economic and other conditions affecting the relevant industry or industries in which the company competes; and

5.  Any other facts or circumstances relevant to determining whether an exchange or repricing proposal is consistent with the interests of shareholders.

D.  Employee Stock Purchase Plans

FMR will generally vote in favor of employee stock purchase plans if the minimum stock purchase price is equal to or greater than 85% of the stock's fair market value and the plan constitutes a reasonable effort to encourage broad based participation in the company's equity. In the case of non-U.S. company stock purchase plans, FMR may permit a lower minimum stock purchase price equal to the prevailing "best practices" in the relevant non-U.S. market, provided that the minimum stock purchase price must be at least 75% of the stock's fair market value.

E.  Employee Stock Ownership Plans (ESOPs)

FMR will generally vote in favor of non-leveraged ESOPs. For leveraged ESOPs, FMR may examine the company's state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for the ESOP, and number of shares held by insiders. FMR may also examine where the ESOP shares are purchased and the dilution effect of the purchase. FMR will generally vote against leveraged ESOPs if all outstanding loans are due immediately upon change in control.

F.  Bonus Plans and Tax Deductibility Proposals

FMR will generally vote in favor of cash and stock incentive plans that are submitted for shareholder approval in order to qualify for favorable tax treatment under Section 162(m) of the Internal Revenue Code, provided that the plan includes well defined and appropriate performance criteria, and with respect to any cash component, that the maximum award per participant is clearly stated and is not unreasonable or excessive.

V.  Anti-Takeover Provisions

FMR will generally vote against a proposal to adopt or approve the adoption of an Anti-Takeover Provision unless:

A.  The Poison Pill either:

1.  Includes the following features:

a.  A Sunset Provision of no greater than five years;

b.  Linked to a business strategy that is expected to result in greater value for the shareholders;

c.  Requires shareholder approval to be reinstated upon expiration or if amended;

d.  Contains a mechanism to allow shareholders to consider a bona fide takeover offer for all outstanding shares without triggering the Poison Pill; and

e.  Allows the Fidelity® Funds to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities; or

2.  Has been narrowly tailored to protect a specific tax benefit, and subject to an evaluation of its likelihood to enhance long-term economic returns or maximize long-term shareholder value.

B.  It is an anti-Greenmail proposal that does not include other Anti-Takeover Provisions; or

C.  It is a fair price amendment that considers a two-year price history or less.

FMR will generally vote in favor of proposals to eliminate Anti-Takeover Provisions unless:

D.  In the case of proposals regarding shareholders' rights to call special meetings, FMR generally will vote against each proposal if the threshold required to call a special meeting is less than 25% of the outstanding stock.

E.  In the case of proposals regarding shareholders' right to act by written consent, FMR will generally vote against each proposal if it does not include appropriate mechanisms for implementation including, among other things, that at least 25% of the outstanding stock request that the company establish a record date determining which shareholders are entitled to act and that consents be solicited from all shareholders.

F.  In the case of proposals regarding supermajority provisions, FMR may vote to support such a provision when FMR determines that it may protect minority shareholder interests due to the presence of a substantial or dominant shareholder.

VI.  Capital Structure/Incorporation

A.  Increases in Common Stock

FMR will generally vote against a provision to increase a company's common stock if such increase will result in a total number of authorized shares greater than three times the current number of outstanding and scheduled to be issued shares, including stock options, except in the case of real estate investment trusts, where an increase that will result in a total number of authorized shares up to five times the current number of outstanding and scheduled to be issued shares is generally acceptable.

B.  Reverse Stock Splits

FMR will generally vote in favor of reverse stock splits as long as the post-split authorized shares is no greater than three times the post-split number of outstanding and scheduled to be issued shares, including stock awards, or in the case of real estate investment trusts the number of post-split authorized shares is not greater than five times the post-split number of outstanding and scheduled to be issued shares.

C.  Multi-Class Share Structures

FMR will generally vote in favor of proposals to recapitalize multi-class share structures into structures that provide equal voting rights for all shareholders, and will generally vote against proposals to introduce classes of stock with differential voting rights. However, FMR will evaluate all such proposals in the context of their likelihood to enhance long-term economic returns or maximize long-term shareholder value.

D.  Cumulative Voting Rights

FMR will generally vote against the introduction and in favor of the elimination of cumulative voting rights.

E.  Acquisition or Business Combination Statutes

FMR will generally vote in favor of proposed amendments to a company's certificate of incorporation or by-laws that enable the company to opt out of the control shares acquisition or business combination statutes.

F.  Incorporation or Reincorporation in Another State or Country

FMR will generally vote for management proposals calling for, or recommending that, a portfolio company reincorporate in another state or country if, on balance, the economic and corporate governance factors in the proposed jurisdiction appear reasonably likely to be better aligned with shareholder interests, taking into account the corporate laws of the current and proposed jurisdictions and any changes to the company's current and proposed governing documents. FMR will consider supporting such shareholder proposals in limited cases if, based upon particular facts and circumstances, remaining incorporated in the current jurisdiction appears misaligned with shareholder interests.

VII.  Shares of Investment Companies

A.  When a Fidelity® Fund invests in an underlying Fidelity® Fund with public shareholders, an exchange traded fund (ETF), or non-affiliated fund, FMR will vote in the same proportion as all other voting shareholders of such underlying fund or class ("echo voting"). FMR may choose not to vote if "echo voting" is not operationally feasible.

B.  Certain Fidelity® Funds may invest in shares of underlying Fidelity® Funds that do not have public shareholders. For Fidelity® Funds without public shareholders that are managed by FMR or an affiliate, FMR will generally vote in favor of proposals recommended by the underlying funds' Board of Trustees.

VIII.  Other

A.  Voting Process

FMR will generally vote in favor of proposals to adopt confidential voting and independent vote tabulation practices.

B.  Regulated Industries

Voting of shares in securities of any regulated industry (e.g. U.S. banking) organization shall be conducted in a manner consistent with conditions that may be specified by the industry's regulator (e.g. the Federal Reserve Board) for a determination under applicable law (e.g. federal banking law) that no fund or group of funds has acquired control of such organization.

To view a fund's proxy voting record for the most recent 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the SEC's web site at www.sec.gov.

DISTRIBUTION SERVICES

Each fund has entered into a distribution agreement with FDC, an affiliate of FMRC and FMR. The principal business address of FDC is 100 Salem Street, Smithfield, Rhode Island 02917. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the funds, which are continuously offered. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMRC or FMR.

Sales charge revenues collected and retained by FDC for the past three fiscal years are shown in the following table.

		Sales Charge Revenue		CDSC Revenue
Fund	Fiscal Year Ended	Amount Paid to FDC	Amount Retained By FDC	Amount Paid to FDC	Amount Retained By FDC
Fidelity Advisor Freedom® Income Fund - Class A	March 31, 2016	$23,643	$11,578	$60	$60
	March 31, 2015	$27,960	$6,527	$80	$80
	March 31, 2014	$ 29,373	$8,872	$4	$4
Fidelity Advisor Freedom® Income Fund - Class B	March 31, 2016	--	--	$1,416	$1,416
	March 31, 2015	--	--	$3,278	$3,278
	March 31, 2014	--	--	$5,260	$5,260
Fidelity Advisor Freedom® Income Fund - Class C	March 31, 2016	--	--	$1,331	$1,331
	March 31, 2015	--	--	$2,031	$2,031
	March 31, 2014	--	--	$2,266	$2,266
Fidelity Advisor Freedom® Income Fund - Class T	March 31, 2016	$11,339	$2,039	$1	$1
	March 31, 2015	$15,627	$3,492	$13	$13
	March 31, 2014	$15,034	$2,377	$1	$1
Fidelity Advisor Freedom® 2005 Fund - Class A	March 31, 2016	$12,083	$2,074	$0	$0
	March 31, 2015	$12,909	$2,508	$30	$30
	March 31, 2014	$20,228	$4,146	$23	$23
Fidelity Advisor Freedom® 2005 Fund - Class B	March 31, 2016	--	--	$51	$51
	March 31, 2015	--	--	$365	$365
	March 31, 2014	--	--	$514	$514
Fidelity Advisor Freedom® 2005 Fund - Class C	March 31, 2016	--	--	$1,056	$1,056
	March 31, 2015	--	--	$914	$914
	March 31, 2014	--	--	$350	$350
Fidelity Advisor Freedom® 2005 Fund - Class T	March 31, 2016	$5,568	$972	$0	$0
	March 31, 2015	$5,896	$995	$0	$0
	March 31, 2014	$6,258	$1,008	$0	$0
Fidelity Advisor Freedom® 2010 Fund - Class A	March 31, 2016	$32,748	$8,263	$71	$71
	March 31, 2015	$49,692	$9,481	$99	$99
	March 31, 2014	$53,432	$11,412	$3,264	$3,264
Fidelity Advisor Freedom® 2010 Fund - Class B	March 31, 2016	--	--	$980	$980
	March 31, 2015	--	--	$2,726	$2,726
	March 31, 2014	--	--	$6,896	$6,896
Fidelity Advisor Freedom® 2010 Fund - Class C	March 31, 2016	--	--	$2,908	$2,908
	March 31, 2015	--	--	$2,363	$2,363
	March 31, 2014	--	--	$2,672	$2,672
Fidelity Advisor Freedom® 2010 Fund - Class T	March 31, 2016	$20,384	$3,981	$37	$37
	March 31, 2015	$22.187	$3,967	$1	$1
	March 31, 2014	$36,662	$6,736	$3	$3
Fidelity Advisor Freedom® 2015 Fund - Class A	March 31, 2016	$115,323	$28,338	$116	$116
	March 31, 2015	$126,665	$28,396	$369	$369
	March 31, 2014	$152,702	$35,230	$1,212	$1,212
Fidelity Advisor Freedom® 2015 Fund - Class B	March 31, 2016	--	--	$2,647	$2,647
	March 31, 2015	--	--	$6,585	$6,585
	March 31, 2014	--	--	$9,407	$9,407
Fidelity Advisor Freedom® 2015 Fund - Class C	March 31, 2016	--	--	$5,495	$5,495
	March 31, 2015	--	--	$5,807	$5,807
	March 31, 2014	--	--	$4,023	$4,023
Fidelity Advisor Freedom® 2015 Fund - Class T	March 31, 2016	$46,468	$8,711	$28	$28
	March 31, 2015	$53,605	$9,460	$37	$37
	March 31, 2014	$80,043	$15,438	$22	$22
Fidelity Advisor Freedom® 2020 Fund - Class A	March 31, 2016	$294,230	$64,431	$381	$381
	March 31, 2015	$335,252	$70,759	$194	$194
	March 31, 2014	$365,009	$86,546	$1,035	$1,035
Fidelity Advisor Freedom® 2020 Fund - Class B	March 31, 2016	--	--	$2,943	$2,943
	March 31, 2015	--	--	$9,196	$9,196
	March 31, 2014	--	--	$23,902	$23,902
Fidelity Advisor Freedom® 2020 Fund - Class C	March 31, 2016	--	--	$12,128	$12,128
	March 31, 2015	--	--	$12,366	$12,366
	March 31, 2014	--	--	$9,422	$9,422
Fidelity Advisor Freedom® 2020 Fund - Class T	March 31, 2016	$160,552	$30,491	$0	$0
	March 31, 2015	$183,515	$32,707	$61	$61
	March 31, 2014	$200,586	$32,707	$19	$19
Fidelity Advisor Freedom® 2025 Fund - Class A	March 31, 2016	$349,251	$74,991	$535	$535
	March 31, 2015	$361,757	$81,048	$748	$748
	March 31, 2014	$355,136	$89,578	$80,124	$80,124
Fidelity Advisor Freedom® 2025 Fund - Class B	March 31, 2016	--	--	$2,321	$2,321
	March 31, 2015	--	--	$5,329	$5,329
	March 31, 2014	--	--	$19,120	$19,120
Fidelity Advisor Freedom® 2025 Fund - Class C	March 31, 2016	--	--	$8,616	$8,616
	March 31, 2015	--	--	$9,237	$9,237
	March 31, 2014	--	--	$8,558	$8,558
Fidelity Advisor Freedom® 2025 Fund - Class T	March 31, 2016	$243,123	$43,666	$11	$11
	March 31, 2015	$262,363	$44,351	$116	$116
	March 31, 2014	$231,661	$39,961	$16	$16
Fidelity Advisor Freedom® 2030 Fund - Class A	March 31, 2016	$429,894	$84,609	$242	$242
	March 31, 2015	$442,749	$95,632	$570	$570
	March 31, 2014	$376,163	$84,492	$974	$674
Fidelity Advisor Freedom® 2030 Fund - Class B	March 31, 2016	--	--	$2,606	$2,606
	March 31, 2015	--	--	$8,697	$8,697
	March 31, 2014	--	--	$13,021	$13,021
Fidelity Advisor Freedom® 2030 Fund - Class C	March 31, 2016	--	--	$9,329	$9,329
	March 31, 2015	--	--	$9,759	$9,759
	March 31, 2014	--	--	$11,061	$11,061
Fidelity Advisor Freedom® 2030 Fund - Class T	March 31, 2016	$256,121	$44,341	$141	$141
	March 31, 2015	$262,500	$43,030	$34	$34
	March 31, 2014	$234,655	$39,501	$48	$48
Fidelity Advisor Freedom® 2035 Fund - Class A	March 31, 2016	$410,038	$76,750	$354	$354
	March 31, 2015	$374,473	$74,177	$768	$768
	March 31, 2014	$301,314	$61,270	$1,070	$1,070
Fidelity Advisor Freedom® 2035 Fund - Class B	March 31, 2016	--	--	$2,798	$2,798
	March 31, 2015	--	--	$7,120	$7,120
	March 31, 2014	--	--	$7,998	$7,998
Fidelity Advisor Freedom® 2035 Fund - Class C	March 31, 2016	--	--	$8,889	$8,889
	March 31, 2015	--	--	$7,396	$7,396
	March 31, 2014	--	--	$8,335	$8,335
Fidelity Advisor Freedom® 2035 Fund - Class T	March 31, 2016	$248,260	$41,049	$52	$52
	March 31, 2015	$251,628	$40,002	$31	$31
	March 31, 2014	$220,411	$36,328	$118	$118
Fidelity Advisor Freedom® 2040 Fund - Class A	March 31, 2016	$418,978	$80,716	$577	$577
	March 31, 2015	$395,834	$81,371	$1,141	$1,141
	March 31, 2014	$387,136	$79,966	$3,161	$3,161
Fidelity Advisor Freedom® 2040 Fund - Class B	March 31, 2016	--	--	$1,622	$1,622
	March 31, 2015	--	--	$6,265	$6,265
	March 31, 2014	--	--	$17,214	$17,214
Fidelity Advisor Freedom® 2040 Fund - Class C	March 31, 2016	--	--	$9,227	$9,227
	March 31, 2015	--	--	$8,727	$8,727
	March 31, 2014	--	--	$9,948	$9,948
Fidelity Advisor Freedom® 2040 Fund - Class T	March 31, 2016	$204,679	$36,541	$178	$178
	March 31, 2015	$227,264	$39,848	$93	$93
	March 31, 2014	$221,221	$38,993	$276	$26
Fidelity Advisor Freedom® 2045 Fund - Class A	March 31, 2016	$280,699	$47,487	$192	$192
	March 31, 2015	$232,144	$47,489	$322	$322
	March 31, 2014	$182,708	$34,989	$314	$314
Fidelity Advisor Freedom® 2045 Fund - Class B	March 31, 2016	--	--	$755	$755
	March 31, 2015	--	--	$1,951	$1,951
	March 31, 2014	--	--	$3,171	$3,171
Fidelity Advisor Freedom® 2045 Fund - Class C	March 31, 2016	--	--	$4,650	$4,650
	March 31, 2015	--	--	$6,327	$6,327
	March 31, 2014	--	--	$4,978	$4,978
Fidelity Advisor Freedom® 2045 Fund - Class T	March 31, 2016	$144,719	$24,835	$43	$43
	March 31, 2015	$146,567	$24,027	$26	$26
	March 31, 2014	$117,547	$18,623	$30	$30
Fidelity Advisor Freedom® 2050 Fund - Class A	March 31, 2016	$241,219	$45,652	$462	$462
	March 31, 2015	$211,185	$40,662	$275	$275
	March 31, 2014	$163,524	$32,237	$265	$265
Fidelity Advisor Freedom® 2050 Fund - Class B	March 31, 2015	--	--	$628	$628
	March 31, 2014	--	--	$3,663	$3,663
	March 31, 2013	--	--	$5,631	$5,631
Fidelity Advisor Freedom® 2050 Fund - Class C	March 31, 2016	--	--	$7,692	$7,692
	March 31, 2015	--	--	$4,647	$4,647
	March 31, 2014	--	--	$5,659	$5,659
Fidelity Advisor Freedom® 2050 Fund - Class T	March 31, 2016	$86,039	$14,874	$35	$35
	March 31, 2015	$89,871	$15,004	$57	$57
	March 31, 2014	$77,395	$12,607	$32	$32
Fidelity Advisor Freedom® 2055 Fund - Class A	March 31, 2016	$133,773	$22,785	$75	$75
	March 31, 2015	$100,188	$19,494	$206	$206
	March 31, 2014	$59,906	$11,286	$0	$0
Fidelity Advisor Freedom® 2055 Fund - Class C	March 31, 2016	--	--	$1,422	$1,422
	March 31, 2015	--	--	$1,173	$1,173
	March 31, 2014	--	--	$466	$466
Fidelity Advisor Freedom® 2055 Fund - Class T	March 31, 2016	$65,238	$10,501	$9	$9
	March 31, 2015	$68,073	$11,266	$33	$33
	March 31, 2014	$46,174	$7,343	$3	$3
Fidelity Advisor Freedom® 2060 Fund - Class A	March 31, 2016	$9,970	$1,779	$0	$0
	March 31, 2015 (1)	$1,550	$539	$0	$0
Fidelity Advisor Freedom® 2060 Fund - Class T	March 31, 2016	$3,019	$775	$0	$0
	March 31, 2015 (1)	$294	$160	$0	$0
Fidelity Advisor Freedom® 2060 Fund - Class C	March 31, 2016	--	--	$811	$811
	March 31, 2015 (1)	--	--	$2,913	$2,913

(1)  Commenced operations on August 5, 2014.

The Trustees have approved Distribution and Service Plans on behalf of Class A, Class T, Class C and Class I of each Fidelity Advisor Freedom® Fund, and Class B of each Fidelity Advisor Freedom® Fund (other than Fidelity Advisor Freedom® 2055 Fund and Fidelity Advisor Freedom® 2060 Fund) (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow shares of the funds, FMRC, and/or FMR to incur certain expenses that might be considered to constitute direct or indirect payment by the funds of distribution expenses.

The Rule 12b-1 Plan adopted for Class A, Class T, and Class C of each fund and Class B of Fidelity Advisor Freedom® Income Fund Fidelity Advisor Freedom® 2005 Fund, Fidelity Advisor Freedom® 2010 Fund, Fidelity Advisor Freedom® 2015 Fund, Fidelity Advisor Freedom® 2020 Fund, Fidelity Advisor Freedom® 2025 Fund, Fidelity Advisor Freedom® 2030 Fund, Fidelity Advisor Freedom® 2035 Fund, Fidelity Advisor Freedom® 2040 Fund, Fidelity Advisor Freedom® 2045 Fund, and Fidelity Advisor Freedom® 2050 Fund is described in the prospectus for that class.

The table below shows the distribution and service fees paid for the fiscal year ended March 31, 2016.

Fund(s)	Distribution Fees Paid to FDC	Distribution Fees Paid by FDC to Intermediaries	Distribution Fees Retained by FDC (1)	Service Fees Paid to FDC	Service Fees Paid by FDC to Intermediaries	Service Fees Retained by FDC (1)
Fidelity Advisor Freedom® Income Fund - Class A	--	--	--	$277,081	$266,946	$10,135
Fidelity Advisor Freedom® Income Fund - Class B	$6,355	$0	$6,355	$2,118	$2,112	$6
Fidelity Advisor Freedom® Income Fund - Class C	$113,943	$100,489	$13,454	$37,981	$33,496	$4,485
Fidelity Advisor Freedom® Income Fund - Class T	$123,638	$123,638	$0	$123,638	$123,638	$0
Fidelity Advisor Freedom® 2005 Fund - Class A	--	--	--	$359,556	$340,630	$18,926
Fidelity Advisor Freedom® 2005 Fund - Class B	$3,250	$0	$3,250	$1,083	$1,082	$1
Fidelity Advisor Freedom® 2005 Fund - Class C	$52,457	$48,426	$4,031	$17,486	$16,142	$1,344
Fidelity Advisor Freedom® 2005 Fund - Class T	$73,516	$73,516	$0	$73,516	$73,516	$0
Fidelity Advisor Freedom® 2010 Fund - Class A	--	--	--	$931,579	$894,035	$37,544
Fidelity Advisor Freedom® 2010 Fund - Class B	$12,393	$0	$12,393	$4,131	$4,126	$5
Fidelity Advisor Freedom® 2010 Fund - Class C	$244,108	$230,450	$13,658	$81,369	$76,816	$4,553
Fidelity Advisor Freedom® 2010 Fund - Class T	$244,671	$243,726	$945	$244,671	$243,726	$945
Fidelity Advisor Freedom® 2015 Fund - Class A	--	--	--	$2,099,475	$2,013,375	$86,100
Fidelity Advisor Freedom® 2015 Fund - Class B	$37,703	$0	$37,703	$12,568	$12,568	$0
Fidelity Advisor Freedom® 2015 Fund - Class C	$502,978	$465,686	$37,292	$167,659	$155,228	$12,431
Fidelity Advisor Freedom® 2015 Fund - Class T	$495,970	$495,970	$0	$495,970	$495,970	$0
Fidelity Advisor Freedom® 2020 Fund - Class A	--	--	--	$3,985,834	$3,833,197	$152,637
Fidelity Advisor Freedom® 2020 Fund - Class B	$87,247	$0	$87,247	$29,082	$29,082	$0
Fidelity Advisor Freedom® 2020 Fund - Class C	$810,466	$728,736	$81,730	$270,155	$242,911	$27,244
Fidelity Advisor Freedom® 2020 Fund - Class T	$1,035,170	$1,035,170	$0	$1,035,170	$1,035,170	$0
Fidelity Advisor Freedom® 2025 Fund - Class A	--	--	--	$4,232,084	$4,068,432	$163,652
Fidelity Advisor Freedom® 2025 Fund - Class B	$63,371	$0	$63,371	$21,124	$21,124	$0
Fidelity Advisor Freedom® 2025 Fund - Class C	$699,671	$625,638	$74,033	$233,224	$208,547	$24,677
Fidelity Advisor Freedom® 2025 Fund - Class T	$1,004,668	$1,004,668	$0	$1,004,668	$1,004,668	$0
Fidelity Advisor Freedom® 2030 Fund - Class A	--	--	--	$3,867,072	$3,726,580	$140,492
Fidelity Advisor Freedom® 2030 Fund - Class B	$75,550	$0	$75,550	$25,183	$25,183	$0
Fidelity Advisor Freedom® 2030 Fund - Class C	$660,322	$591,186	$69,136	$220,107	$197,062	$23,045
Fidelity Advisor Freedom® 2030 Fund - Class T	$1,081,184	$1,081,184	$0	$1,081,184	$1,081,184	$0
Fidelity Advisor Freedom® 2035 Fund - Class A	--	--	--	$2,991,211	$2,861,170	$130,041
Fidelity Advisor Freedom® 2035 Fund - Class B	$51,227	$0	$51,227	$17,076	$17,076	$0
Fidelity Advisor Freedom® 2035 Fund - Class C	$412,033	$364,287	$47,746	$137,344	$121,429	$15,915
Fidelity Advisor Freedom® 2035 Fund - Class T	$754,360	$754,360	$0	$754,360	$754,360	$0
Fidelity Advisor Freedom® 2040 Fund - Class A	--	--	--	$2,619,504	$2,531,103	$88,401
Fidelity Advisor Freedom® 2040 Fund - Class B	$63,240	$0	$63,240	$21,080	$21,080	$0
Fidelity Advisor Freedom® 2040 Fund - Class C	$556,389	$504,308	$52,081	$185,463	$168,102	$17,361
Fidelity Advisor Freedom® 2040 Fund - Class T	$788,996	$788,394	$602	$788,996	$788,394	$602
Fidelity Advisor Freedom® 2045 Fund - Class A	--	--	--	$1,437,379	$1,378,079	$59,300
Fidelity Advisor Freedom® 2045 Fund - Class B	$13,890	$0	$13,890	$4,630	$4,630	$0
Fidelity Advisor Freedom® 2045 Fund - Class C	$170,204	$137,015	$33,189	$56,735	$45,672	$11,063
Fidelity Advisor Freedom® 2045 Fund - Class T	$384,619	$384,619	$0	$384,619	$384,619	$0
Fidelity Advisor Freedom® 2050 Fund - Class A	--	--	--	$972,805	$944,861	$27,944
Fidelity Advisor Freedom® 2050 Fund - Class B	$18,489	$0	$18,489	$6,163	$6,163	$0
Fidelity Advisor Freedom® 2050 Fund - Class C	$182,387	$156,608	$25,779	$60,796	$52,203	$8,593
Fidelity Advisor Freedom® 2050 Fund - Class T	$310,161	$310,161	$0	$310,161	$310,161	$0
Fidelity Advisor Freedom® 2055 Fund - Class A	--	--	--	$307,864	$300,916	$6,948
Fidelity Advisor Freedom® 2055 Fund - Class C	$36,937	$24,362	$12,575	$12,312	$8,120	$4,192
Fidelity Advisor Freedom® 2055 Fund - Class T	$89,272	$88,979	$293	$89,272	$88,979	$293
Fidelity Advisor Freedom® 2060 Fund - Class A	--	--	--	$13,085	$13,085	$0
Fidelity Advisor Freedom® 2060 Fund - Class C	$6,832	$0	$6,832	$2,277	$0	$2,277
Fidelity Advisor Freedom® 2060 Fund - Class T	$4,680	$0	$4,680	$4,680	$0	$4,680

(1)  Amounts retained by FDC represent fees paid to FDC but not yet reallowed to intermediaries as of the close of the period reported and fees paid to FDC that are not eligible to be reallowed to intermediaries. Amounts not eligible for reallowance are retained by FDC for use in its capacity as distributor.

Under each Class I Plan, if the payment of management fees by each fund to FMRC, or the payment of administration fees by FMRC to FMR out of the management fees, is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. Each Class I Plan specifically recognizes that FMRC or FMR may use its past profits or its other resources to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Class I shares and/or shareholder support services. In addition, each Class I Plan provides that FMRC or FMR, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees has authorized such payments for Class I shares of Fidelity Advisor Freedom Funds®.

Under each Class A, Class T, Class B, and Class C Plan, if the payment of management fees by each Fidelity Advisor Freedom® Fund to FMRC, or the payment of administration fees by FMRC to FMR out of the management fees, is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by each Plan. Each Class A, Class T, Class B, and Class C Plan specifically recognizes that FMRC or FMR may use its past profits or its other resources to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Class A, Class T, Class B, and Class C shares and/or shareholder support services, including payments of significant amounts made to intermediaries that provide those services. Currently, the Board of Trustees has authorized such payments for Class A, Class T, Class B, and Class C shares of Fidelity Advisor Freedom Funds®.

Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the applicable class of the fund and its shareholders. In particular, the Trustees noted that each Class I Plan does not authorize payments by Class I of a fund other than those made to FMRC under its management contract with the fund. To the extent that each Plan gives FMRC, FMR, and FDC greater flexibility in connection with the distribution of shares, additional sales of shares or stabilization of cash flows may result. Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.

Each Class A, Class T, Class B, and Class C Plan does not provide for specific payments by Class A, Class T, Class B, and Class C of any of the expenses of FDC, or obligate FDC, FMRC, or FMR to perform any specific type or level of distribution activities or incur any specific level of expense in connection with distribution activities.

In addition to the distribution and/or service fees paid by FDC to intermediaries, shown in the table above, FDC or an affiliate may compensate intermediaries that distribute and/or service the Advisor funds and the Advisor classes of shares. A number of factors are considered in determining whether to pay these additional amounts. Such factors may include, without limitation, the level or type of services provided by the intermediary, the level or expected level of assets or sales of shares, the placing of the funds on a preferred or recommended fund list, access to an intermediary's personnel, and other factors. The total amount paid to all intermediaries in the aggregate currently will not exceed 0.05% of the total assets of the Advisor funds and the Advisor classes of shares on an annual basis. In addition to such payments, FDC or an affiliate may offer other incentives such as sponsorship of educational or client seminars relating to current products and issues, assistance in training and educating the intermediaries' personnel, payments or reimbursements for travel and related expenses associated with due diligence trips that an intermediary may undertake in order to explore possible business relationships with affiliates of FDC, and/or payments of costs and expenses associated with attendance at seminars, including travel, lodging, entertainment, and meals. FDC anticipates that payments will be made to over a hundred intermediaries, including some of the largest broker-dealers and other financial firms, and certain of the payments described above may be significant to an intermediary. As permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, FDC or an affiliate may pay or allow other incentives or payments to intermediaries.

A fund's transfer agent or an affiliate may also make payments and reimbursements from its own resources to certain intermediaries (who may be affiliated with the transfer agent) for performing recordkeeping and other services. Please see "Transfer and Service Agent Agreements" in this SAI for more information.

If you have purchased shares of a fund through an investment professional, please speak with your investment professional to learn more about any payments his or her firm may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

Any of the payments described in this section may represent a premium over payments made by other fund families. Investment professionals may have an added incentive to sell or recommend a fund or a share class over others offered by competing fund families.

TRANSFER AND SERVICE AGENT AGREEMENTS

Each fund has entered into a transfer agent agreement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMRC and FMR, which is located at 245 Summer Street, Boston, Massachusetts 02210. Under the terms of the agreements, FIIOC (or an agent, including an affiliate) performs transfer agency services.

For providing transfer agency services, FIIOC receives no fees from a fund; however, each underlying Fidelity® fund pays its respective transfer agent (either FIIOC or an affiliate of FIIOC) fees based, in part, on the number of positions in and assets of a fund invested in such underlying Fidelity® fund.

FIIOC may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, maintaining fund positions with low balances, checkwriting, wire transactions, and providing historical account research.

In addition, FIIOC receives the pro rata portion of the transfer agency fees applicable to shareholder accounts in a qualified tuition program (QTP), as defined under the Small Business Job Protection Act of 1996, managed by FMR or an affiliate, according to the percentage of the QTP's assets that is invested in a fund.

FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Fund shares may be owned by intermediaries for the benefit of their customers. In those instances, a fund may not maintain an account for shareholders, and some or all of the recordkeeping and/or administrative services for these accounts may be performed by intermediaries.

FIIOC or an affiliate may make payments out of its own resources to intermediaries (including affiliates of FIIOC) for recordkeeping services.

Retirement plans may also hold fund shares in the name of the plan or its trustee, rather than the plan participant. In situations where FIIOC or an affiliate does not provide recordkeeping services, plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the funds, may, upon direction, be paid for providing recordkeeping services to plan participants. Payments may also be made, upon direction, for other plan expenses. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

FIIOC or an affiliate may make networking payments out of its own resources to intermediaries who perform transactions for the funds through the National Securities Clearing Corporation (NSCC). NSCC, a wholly owned subsidiary of The Depository Trust & Clearing Corporation, provides centralized clearance, settlement, and information services for mutual funds and other financial services companies.

Each fund has entered into a service agent agreement with FSC, an affiliate of FMRC and FMR (or an agent, including an affiliate). Each fund has also entered into a securities lending administration agreement with FSC. Under the terms of the agreements, FSC calculates the NAV and dividends for shares, maintains each fund's portfolio and general accounting records, and administers each fund's securities lending program.

For providing pricing and bookkeeping services, FSC receives a monthly fee based on each fund's average daily net assets throughout the month.

For administering each fund's securities lending program, FSC is paid based on the number and duration of individual securities loans.

FMR bears the cost of pricing and bookkeeping services and administration of the securities lending program under the terms of its administration agreements with FMRC.

DESCRIPTION OF THE TRUST

Trust Organization. Fidelity Advisor Freedom® Income Fund, Fidelity Advisor Freedom® 2005 Fund, Fidelity Advisor Freedom® 2010 Fund, Fidelity Advisor Freedom® 2015 Fund, Fidelity Advisor Freedom® 2020 Fund, Fidelity Advisor Freedom® 2025 Fund, Fidelity Advisor Freedom® 2030 Fund, Fidelity Advisor Freedom® 2035 Fund, and Fidelity Advisor Freedom® 2040 Fund, Fidelity Advisor Freedom® 2045 Fund, Fidelity Advisor Freedom® 2050 Fund, Fidelity Advisor Freedom® 2055 Fund, and Fidelity Advisor Freedom® 2060 Fund are funds of Fidelity Aberdeen Street Trust, an open-end management investment company created under an initial trust instrument dated June 20, 1991. Currently, there are 53 funds offered in Fidelity Aberdeen Street Trust: Fidelity Advisor Freedom® Income Fund, Fidelity Advisor Freedom® 2005 Fund, Fidelity Advisor Freedom® 2010 Fund, Fidelity Advisor Freedom® 2015 Fund, Fidelity Advisor Freedom® 2020 Fund, Fidelity Advisor Freedom® 2025 Fund, Fidelity Advisor Freedom® 2030 Fund, Fidelity Advisor Freedom® 2035 Fund, Fidelity Advisor Freedom® 2040 Fund, Fidelity Advisor Freedom® 2045 Fund, Fidelity Advisor Freedom® 2050 Fund, Fidelity Advisor Freedom® 2055 Fund, Fidelity Advisor Freedom® 2060 Fund, Fidelity® Four-in-One Index Fund, Fidelity Freedom® Income Fund, Fidelity Freedom® 2005 Fund, Fidelity Freedom® 2010 Fund, Fidelity Freedom® 2015 Fund, Fidelity Freedom® 2020 Fund, Fidelity Freedom® 2025 Fund, Fidelity Freedom® 2030 Fund, Fidelity Freedom® 2035 Fund, Fidelity Freedom® 2040 Fund, Fidelity Freedom® 2045 Fund, Fidelity Freedom® 2050 Fund, Fidelity Freedom® 2055 Fund, Fidelity Freedom® 2060 Fund, Fidelity Freedom® Index Income Fund, Fidelity Freedom® Index 2005 Fund, Fidelity Freedom® Index 2010 Fund, Fidelity Freedom® Index 2015 Fund, Fidelity Freedom® Index 2020 Fund, Fidelity Freedom® Index 2025 Fund, Fidelity Freedom® Index 2030 Fund, Fidelity Freedom® Index 2035 Fund, Fidelity Freedom® Index 2040 Fund, Fidelity Freedom® Index 2045 Fund, Fidelity Freedom® Index 2050 Fund, Fidelity Freedom® Index 2055 Fund, Fidelity Freedom® Index 2060 Fund, Fidelity Freedom K® Income Fund, Fidelity Freedom K® 2005 Fund, Fidelity Freedom K® 2010 Fund, Fidelity Freedom K® 2015 Fund, Fidelity Freedom K® 2020 Fund, Fidelity Freedom K® 2025 Fund, Fidelity Freedom K® 2030 Fund, Fidelity Freedom K® 2035 Fund, Fidelity Freedom K® 2040 Fund, Fidelity Freedom K® 2045 Fund, Fidelity Freedom K® 2050 Fund, Fidelity Freedom K® 2055 Fund, and Fidelity Freedom K® 2060 Fund. The Trustees are permitted to create additional funds in the trust and to create additional classes of the funds.

The assets of the trust received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in the trust shall be charged with the liabilities and expenses attributable to such fund, except that liabilities and expenses may be allocated to a particular class. Any general expenses of the trust shall be allocated between or among any one or more of its funds or classes.

Shareholder Liability. The trust is a statutory trust organized under Delaware law. Delaware law provides that, except to the extent otherwise provided in the Trust Instrument, shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit organized under the general corporation law of Delaware. The courts of some states, however, may decline to apply Delaware law on this point. The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust. The Trust Instrument provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Trust Instrument further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

The Trust Instrument provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Trust Instrument also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and a fund is unable to meet its obligations. FMRC believes that, in view of the above, the risk of personal liability to shareholders is extremely remote. Claims asserted against one class of shares may subject holders of another class of shares to certain liabilities.

Voting Rights. Each fund's capital consists of shares of beneficial interest. Shareholders are entitled to one vote for each dollar of net asset value they own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund, and by class.

The shares have no preemptive or, for Class A, Class T, Class C, and Class I shares, conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.

The trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. Generally, the merger of the trust or a fund or a class with another operating mutual fund or the sale of all or a portion of the assets of the trust or a fund or a class to another operating mutual fund requires approval by a vote of shareholders of the trust or the fund or the class. However, the Trustees may, without prior shareholder approval, authorize a transfer of all assets of a Fidelity Advisor Freedom® Fund into Fidelity Advisor Freedom® Income Fund, or any successor thereto, or reorganize or terminate the trust or a fund or a class. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

Custodians. JPMorgan Chase Bank, 270 Park Avenue, New York, New York, is custodian of the assets of Fidelity Advisor Freedom® 2060 Fund. The Bank of New York Mellon, 1 Wall Street, New York, New York, is custodian of the assets of Fidelity Advisor Freedom® Income Fund, Fidelity Advisor Freedom® 2005 Fund, Fidelity Advisor Freedom® 2010 Fund, Fidelity Advisor Freedom® 2015 Fund, Fidelity Advisor Freedom® 2020 Fund, Fidelity Advisor Freedom® 2025 Fund, Fidelity Advisor Freedom® 2030 Fund, Fidelity Advisor Freedom® 2035 Fund, and Fidelity Advisor Freedom® 2040 Fund, Fidelity Advisor Freedom® 2045 Fund, Fidelity Advisor Freedom® 2050 Fund, and Fidelity Advisor Freedom® 2055 Fund. Each custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. The Bank of New York Mellon, headquartered in New York, also may serve as special purpose custodian of certain assets of taxable funds in connection with repurchase agreement transactions. JPMorgan Chase Bank, headquartered in New York, also may serve as special purpose custodian of certain assets of taxable funds in connection with repurchase agreement transactions.

FMR, its officers and directors, its affiliated companies, Members of the Advisory Board (if any), and Members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of each fund's adviser, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.

Independent Registered Public Accounting Firm. Deloitte & Touche LLP, 200 Berkeley Street, Boston, Massachusetts, independent registered public accounting firm, audits financial statements for each fund and provides other audit related services.

FUND HOLDINGS INFORMATION

Each fund views holdings information as sensitive and limits its dissemination. The Board authorized FMR to establish and administer guidelines for the dissemination of fund holdings information, which may be amended at any time without prior notice. FMR's Disclosure Policy Committee (comprising executive officers of FMR) evaluates disclosure policy with the goal of serving a fund's best interests by striking an appropriate balance between providing information about a fund's portfolio and protecting a fund from potentially harmful disclosure. The Board reviews the administration and modification of these guidelines and receives reports from the funds' chief compliance officer periodically.

Fidelity Advisor Freedom Funds® will provide a full list of holdings on www.advisor.fidelity.com (i) monthly, 30 days after the month-end, and (ii) quarterly, 15 days after the quarter-end.

Unless otherwise indicated, this information will be available on the web site until updated for the next applicable period.

A fund may also from time to time provide or make available to the Board or third parties upon request specific fund level performance attribution information and statistics. Third parties may include fund shareholders or prospective fund shareholders, members of the press, consultants, and ratings and ranking organizations.

The Use of Holdings In Connection With Fund Operations. Material non-public holdings information may be provided as part of the activities associated with managing Fidelity® funds to: entities which, by explicit agreement or by virtue of their respective duties to the fund, are required to maintain the confidentiality of the information disclosed; other parties if legally required; or persons FMR believes will not misuse the disclosed information. These entities, parties, and persons include, but are not limited to: a fund's trustees; a fund's manager, its sub-advisers, if any, and their affiliates whose access persons are subject to a code of ethics (including portfolio managers of affiliated funds of funds); contractors who are subject to a confidentiality agreement; a fund's auditors; a fund's custodians; proxy voting service providers; financial printers; pricing service vendors; broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities; securities lending agents; counsel to a fund or its Independent Trustees; regulatory authorities; stock exchanges and other listing organizations; parties to litigation; third parties in connection with a bankruptcy proceeding relating to a fund holding; and third parties who have submitted a standing request to a money market fund for daily holdings information. Non-public holdings information may also be provided to an issuer regarding the number or percentage of its shares that are owned by a fund and in connection with redemptions in kind.

Other Uses Of Holdings Information. In addition, each fund may provide material non-public holdings information to (i) third parties that calculate information derived from holdings for use by FMR or its affiliates, (ii) ratings and rankings organizations, and (iii) an investment adviser, trustee, or their agents to whom holdings are disclosed for due diligence purposes or in anticipation of a merger involving a fund. Each individual request is reviewed by the Disclosure Policy Committee which must find, in its sole discretion that, based on the specific facts and circumstances, the disclosure appears unlikely to be harmful to a fund. Entities receiving this information must have in place control mechanisms to reasonably ensure or otherwise agree that, (a) the holdings information will be kept confidential, (b) no employee shall use the information to effect trading or for their personal benefit, and (c) the nature and type of information that they, in turn, may disclose to third parties is limited. FMR relies primarily on the existence of non-disclosure agreements and/or control mechanisms when determining that disclosure is not likely to be harmful to a fund.

At this time, the entities receiving information described in the preceding paragraph are: Factset Research Systems Inc. (full or partial fund holdings daily, on the next business day); Standard & Poor's Ratings Services (full holdings weekly (generally as of the previous Friday), generally 5 business days thereafter); MSCI Inc. and certain affiliates (full or partial fund holdings daily, on the next business day); and Barclays Capital Inc. (full holdings daily, on the next business day).

FMR, its affiliates, or the funds will not enter into any arrangements with third parties from which they derive consideration for the disclosure of material non-public holdings information. If, in the future, such an arrangement is desired, prior Board approval would be sought and any such arrangements would be disclosed in the funds' SAI.

There can be no assurance that the funds' policies and procedures with respect to disclosure of fund portfolio holdings will prevent the misuse of such information by individuals and firms that receive such information.

FINANCIAL STATEMENTS

Each fund's financial statements and financial highlights for the fiscal year ended March 31, 2016, and report of the independent registered public accounting firm, are included in the fund's annual report and are incorporated herein by reference. Total annual operating expenses as shown in the prospectus fee table may differ from the ratios of expenses to average net assets in the financial highlights because total annual operating expenses as shown in the prospectus fee table include any acquired fund fees and expenses, whereas the ratios of expenses in the financial highlights do not, except to the extent any acquired fund fees and expenses relate to an entity, such as a wholly-owned subsidiary, with which a fund's financial statements are consolidated. Acquired funds include other investment companies (such as central funds or other underlying funds) in which a fund has invested, if and to the extent it is permitted to do so. Total annual operating expenses in the prospectus fee table and the financial highlights do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception from the definition of "investment company" provided by section 3(c)(1) or 3(c)(7) of the 1940 Act.

APPENDIX

Fidelity Advisor Freedom, Fidelity Investments & Pyramid Design, Fidelity, Fidelity Advisor Freedom Funds, Fidelity Freedom, and Fidelity Freedom K are registered service marks of FMR LLC. © 2016 FMR LLC. All rights reserved.

Any third-party marks that may appear above are the marks of their respective owners.

Fidelity Freedom® Index Funds

Fund/Class	Ticker
Fidelity Freedom® Index Income Fund/Fidelity Freedom® Index Income Fund	FIKFX
Fidelity Freedom® Index 2005 Fund/Fidelity Freedom® Index 2005 Fund	FJIFX
Fidelity Freedom® Index 2010 Fund/Fidelity Freedom® Index 2010 Fund	FKIFX
Fidelity Freedom® Index 2015 Fund/Fidelity Freedom® Index 2015 Fund	FLIFX
Fidelity Freedom® Index 2020 Fund/Fidelity Freedom® Index 2020 Fund	FPIFX
Fidelity Freedom® Index 2025 Fund/Fidelity Freedom® Index 2025 Fund	FQIFX
Fidelity Freedom® Index 2030 Fund/Fidelity Freedom® Index 2030 Fund	FXIFX
Fidelity Freedom® Index 2035 Fund/Fidelity Freedom® Index 2035 Fund	FIHFX
Fidelity Freedom® Index 2040 Fund/Fidelity Freedom® Index 2040 Fund	FBIFX
Fidelity Freedom® Index 2045 Fund/Fidelity Freedom® Index 2045 Fund	FIOFX
Fidelity Freedom® Index 2050 Fund/Fidelity Freedom® Index 2050 Fund	FIPFX
Fidelity Freedom® Index 2055 Fund/Fidelity Freedom® Index 2055 Fund	FDEWX
Fidelity Freedom® Index 2060 Fund/Fidelity Freedom® Index 2060 Fund	FDKLX

Funds of Fidelity Aberdeen Street Trust

STATEMENT OF ADDITIONAL INFORMATION

May 28, 2016

This statement of additional information (SAI) is not a prospectus. Portions of each fund's annual report are incorporated herein. The annual report is supplied with this SAI.

To obtain a free additional copy of the prospectus or SAI, dated May 28, 2016, or an annual report, please call Fidelity at 1-800-835-5092 (plan accounts) or 1-800-544-8544 (all other accounts) or visit Fidelity’s web site at www.401k.com (plan accounts) or www.fidelity.com (all other accounts).

FRX-PTB-0516
1.899262.109

245 Summer Street, Boston, MA 02210

INVESTMENT POLICIES AND LIMITATIONS
SPECIAL GEOGRAPHIC CONSIDERATIONS
PORTFOLIO TRANSACTIONS
VALUATION
BUYING, SELLING, AND EXCHANGING INFORMATION
DESCRIPTION OF UNDERLYING FIDELITY® FUNDS
DISTRIBUTIONS AND TAXES
TRUSTEES AND OFFICERS
CONTROL OF INVESTMENT ADVISER
MANAGEMENT CONTRACTS
PROXY VOTING GUIDELINES
DISTRIBUTION SERVICES
TRANSFER AND SERVICE AGENT AGREEMENTS
DESCRIPTION OF THE TRUST
FUND HOLDINGS INFORMATION
FINANCIAL STATEMENTS
APPENDIX

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.

A fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

The following are each fund's fundamental investment limitations set forth in their entirety.

Diversification

For each fund:

The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

Senior Securities

For each fund:

The fund may not issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940.

Borrowing

For each fund:

The fund may not borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

Underwriting

For each fund:

The fund may not underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

Concentration

For each fund:

The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry (provided that investments in other investment companies shall not be considered an investment in any particular industry for purposes of this investment limitation).

For purposes of the fund's concentration limitation discussed above, with respect to any investment in repurchase agreements collateralized by U.S. Government securities, FMR Co., Inc. (FMRC) looks through to the U.S. Government securities.

Real Estate

For each fund:

The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

Commodities

For each fund:

The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

Loans

For each fund:

The fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

The following investment limitations are not fundamental and may be changed without shareholder approval.

Short Sales

For each fund:

The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

Margin Purchases

For each fund:

The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

Borrowing

For each fund:

The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of the fundamental borrowing investment limitation).

Illiquid Securities

For each fund:

The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

For purposes of each fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Loans

For each fund:

The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

In addition to each fund's fundamental and non-fundamental investment limitations discussed above:

For a fund's limitations on futures and options transactions, see "Investment Policies and Limitations - Futures, Options, and Swaps."

Notwithstanding the foregoing investment limitations, the underlying Fidelity® funds in which a fund may invest have adopted certain investment limitations that may be more or less restrictive than those listed above, thereby permitting a fund to engage indirectly in investment strategies that are prohibited under the investment limitations listed above. The investment limitations of each underlying Fidelity® fund are set forth in its SAI.

In accordance with its investment program as set forth in the prospectus, each fund may invest more than 25% of its assets in any one underlying Fidelity® fund. Although each fund does not intend to concentrate its investments in a particular industry, a fund may indirectly concentrate in a particular industry or group of industries through its investments in one or more underlying Fidelity® funds.

The following pages contain more detailed information about types of instruments in which a fund may invest, techniques a fund's adviser may employ in pursuit of the fund's investment objective, and a summary of related risks. A fund's adviser may not buy all of these instruments or use all of these techniques unless it believes that doing so will help the fund achieve its goal. However, a fund's adviser is not required to buy any particular instrument or use any particular technique even if to do so might benefit the fund.

Each Fidelity Freedom® Index Fund may have exposure to instruments, techniques, and risks either directly or indirectly through an investment in an underlying fund. An underlying fund may invest in the same or other types of instruments and its adviser (or a sub-adviser) may employ the same or other types of techniques. Each Fidelity Freedom® Index Fund's performance will be affected by the instruments, techniques, and risks associated with an underlying fund, in proportion to the amount of assets that the fund allocates to that underlying fund.

On the following pages in this section titled "Investment Policies and Limitations," except as otherwise indicated, references to "a fund" or "the fund" may relate to the Fidelity Freedom® Index Funds or an underlying fund in which a Fidelity Freedom® Index Fund invests, and references to "an adviser" or "the adviser" may relate to FMRC (or its affiliates) or an adviser (or sub-adviser) of an underlying fund.

Affiliated Bank Transactions.  A Fidelity® fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.

Asset-Backed Securities  represent interests in pools of mortgages, loans, receivables, or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. In addition, these securities may be subject to prepayment risk.

Borrowing.  If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

Cash Management.  A fund may hold uninvested cash or may invest it in cash equivalents such as money market securities, repurchase agreements, or shares of short-term bond or money market funds, including (for Fidelity® funds and other advisory clients only) shares of Fidelity® central funds. Generally, these securities offer less potential for gains than other types of securities.

Central Funds  are special types of investment vehicles created by Fidelity for use by the Fidelity® funds and other advisory clients. Central funds are used to invest in particular security types or investment disciplines, or for cash management. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but do not pay additional management fees. The investment results of the portions of a Fidelity® fund's assets invested in the central funds will be based upon the investment results of those funds.

Commodity Futures Trading Commission (CFTC) Notice of Exclusion.  The trust, on behalf of the Fidelity® funds to which this SAI relates, has filed with the National Futures Association a notice claiming an exclusion from the definition of the term "commodity pool operator" (CPO) under the Commodity Exchange Act, as amended, and the rules of the CFTC promulgated thereunder, with respect to each fund's operation. Accordingly, neither a fund nor its adviser is subject to registration or regulation as a commodity pool or a CPO. However, the CFTC has adopted certain rule amendments that significantly affect the continued availability of this exclusion, and may subject advisers to funds to regulation by the CFTC. As of the date of this SAI, the adviser does not expect to register as a CPO of the funds. However, there is no certainty that a fund or its adviser will be able to rely on an exclusion in the future as the fund's investments change over time. A fund may determine not to use investment strategies that trigger additional CFTC regulation or may determine to operate subject to CFTC regulation, if applicable. If a fund or its adviser operates subject to CFTC regulation, it may incur additional expenses.

Common Stock  represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock, although related proceedings can take time to resolve and results can be unpredictable. For purposes of a Fidelity® fund's policies related to investment in common stock Fidelity considers depositary receipts evidencing ownership of common stock to be common stock.

Convertible Securities  are bonds, debentures, notes, or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Debt Securities  are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay interest but are sold at a deep discount from their face values. Debt securities include corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities.

Dollar-Weighted Average Maturity  is derived by multiplying the value of each investment by the time remaining to its maturity, adding these calculations, and then dividing the total by the value of a fund's portfolio. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.

Under certain circumstances, a fund may invest in nominally long-term securities that have maturity shortening features of shorter-term securities, and the maturities of these securities may be deemed to be earlier than their ultimate maturity dates by virtue of an existing demand feature or an adjustable interest rate. Under other circumstances, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. The maturities of mortgage securities, including collateralized mortgage obligations, and some asset-backed securities are determined on a weighted average life basis, which is the average time for principal to be repaid. For a mortgage security, this average time is calculated by estimating the timing of principal payments, including unscheduled prepayments, during the life of the mortgage. The weighted average life of these securities is likely to be substantially shorter than their stated final maturity.

Duration  is a measure of a bond's price sensitivity to a change in its yield. For example, if a bond has a 5-year duration and its yield rises 1%, the bond's value is likely to fall about 5%. Similarly, if a bond fund has a 5-year average duration and the yield on each of the bonds held by the fund rises 1%, the fund's value is likely to fall about 5%. For funds with exposure to foreign markets, there are many reasons why all of the bond holdings do not experience the same yield changes. These reasons include: the bonds are spread off of different yield curves around the world and these yield curves do not move in tandem; the shapes of these yield curves change; and sector and issuer yield spreads change. Other factors can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance will likely differ from the example.

Domestic and Foreign Investments (money market fund only)  include U.S. dollar-denominated time deposits, certificates of deposit, and bankers' acceptances of U.S. banks and their branches located outside of the United States, U.S. branches and agencies of foreign banks, and foreign branches of foreign banks. Domestic and foreign investments may also include U.S. dollar-denominated securities issued or guaranteed by other U.S. or foreign issuers, including U.S. and foreign corporations or other business organizations, foreign governments, foreign government agencies or instrumentalities, and U.S. and foreign financial institutions, including savings and loan institutions, insurance companies, mortgage bankers, and real estate investment trusts, as well as banks.

The obligations of foreign branches of U.S. banks may not be obligations of the parent bank in addition to the issuing branch, and may be limited by the terms of a specific obligation and by governmental regulation. Payment of interest and repayment of principal on these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk) or by war or civil conflict. In addition, settlement of trades may occur outside of the United States and evidence of ownership of portfolio securities may be held outside of the United States. Accordingly, a fund may be subject to the risks associated with the settlement of trades and the holding of such property overseas. Various provisions of federal law governing the establishment and operation of U.S. branches do not apply to foreign branches of U.S. banks.

Obligations of U.S. branches and agencies of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation, as well as by governmental action in the country in which the foreign bank has its head office.

Obligations of foreign issuers involve certain additional risks. These risks may include future unfavorable political and economic developments, withholding taxes, seizures of foreign deposits, currency controls, interest limitations, or other governmental restrictions that might affect repayment of principal or payment of interest, or the ability to honor a credit commitment. Additionally, there may be less public information available about foreign entities. Foreign issuers may be subject to less governmental regulation and supervision than U.S. issuers. Foreign issuers also generally are not bound by uniform accounting, auditing, and financial reporting requirements comparable to those applicable to U.S. issuers. From time to time, a fund's adviser and/or its affiliates may determine that, as a result of regulatory requirements that may apply to the adviser and/or its affiliates due to investments in a particular country, investments in the securities of issuers domiciled or listed on trading markets in that country above certain thresholds (which may apply at the account level or in the aggregate across all accounts managed by the adviser and its affiliates) may be impractical or undesirable. In such instances, the adviser may limit or exclude investment in a particular issuer, which may include investment in related derivative instruments, and investment flexibility may be restricted.

Exchange Traded Funds (ETFs)  are shares of other investment companies, commodity pools, or other entities that are traded on an exchange. Typically, assets underlying the ETF shares are stocks, though they may also be commodities or other instruments. An ETF may seek to replicate the performance of a specific index or may be actively managed.

Typically, shares of an ETF that tracks an index are expected to increase in value as the value of the underlying benchmark increases. However, in the case of inverse ETFs (also called "short ETFs" or "bear ETFs"), ETF shares are expected to increase in value as the value of the underlying benchmark decreases. Inverse ETFs seek to deliver the opposite of the performance of the benchmark they track and are often marketed as a way for investors to profit from, or at least hedge their exposure to, downward moving markets. Investments in inverse ETFs are similar to holding short positions in the underlying benchmark.

ETF shares are redeemable only in large blocks (typically, 50,000 shares) often called "creation units" by persons other than a fund, and are redeemed principally in-kind at each day's next calculated net asset value per share (NAV). ETFs typically incur fees that are separate from those fees incurred directly by a fund. A fund's purchase of ETFs results in the layering of expenses, such that the fund would indirectly bear a proportionate share of any ETF's operating expenses. Further, while traditional investment companies are continuously offered at NAV, ETFs are traded in the secondary market (e.g., on a stock exchange) on an intra-day basis at prices that may be above or below the value of their underlying portfolios.

Some of the risks of investing in an ETF that tracks an index are similar to those of investing in an indexed mutual fund, including tracking error risk (the risk of errors in matching the ETF's underlying assets to the index or other benchmark); and the risk that because an ETF is not actively managed, it cannot sell stocks or other assets as long as they are represented in the index or other benchmark. Other ETF risks include the risk that ETFs may trade in the secondary market at a discount from their NAV and the risk that the ETFs may not be liquid. ETFs also may be leveraged. Leveraged ETFs seek to deliver multiples of the performance of the index or other benchmark they track and use derivatives in an effort to amplify the returns (or decline, in the case of inverse ETFs) of the underlying index or benchmark. While leveraged ETFs may offer the potential for greater return, the potential for loss and the speed at which losses can be realized also are greater. Most leveraged and inverse ETFs "reset" daily, meaning they are designed to achieve their stated objectives on a daily basis. Leveraged and inverse ETFs can deviate substantially from the performance of their underlying benchmark over longer periods of time, particularly in volatile periods.

Exchange Traded Notes (ETNs)  are a type of senior, unsecured, unsubordinated debt security issued by financial institutions that combines aspects of both bonds and ETFs. An ETN's returns are based on the performance of a market index or other reference asset minus fees and expenses. Similar to ETFs, ETNs are listed on an exchange and traded in the secondary market. However, unlike an ETF, an ETN can be held until the ETN's maturity, at which time the issuer will pay a return linked to the performance of the market index or other reference asset to which the ETN is linked minus certain fees. Unlike regular bonds, ETNs typically do not make periodic interest payments and principal typically is not protected.

ETNs also incur certain expenses not incurred by their applicable index. The market value of an ETN is determined by supply and demand, the current performance of the index or other reference asset, and the credit rating of the ETN issuer. The market value of ETN shares may differ from their intraday indicative value. The value of an ETN may also change due to a change in the issuer's credit rating. As a result, there may be times when an ETN's share trades at a premium or discount to its NAV. Some ETNs that use leverage in an effort to amplify the returns of an underlying index or other reference asset can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Leveraged ETNs may offer the potential for greater return, but the potential for loss and speed at which losses can be realized also are greater.

Exposure to Foreign and Emerging Markets.  Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. From time to time, a fund's adviser and/or its affiliates may determine that, as a result of regulatory requirements that may apply to the adviser and/or its affiliates due to investments in a particular country, investments in the securities of issuers domiciled or listed on trading markets in that country above certain thresholds (which may apply at the account level or in the aggregate across all accounts managed by the adviser and its affiliates) may be impractical or undesirable. In such instances, the adviser may limit or exclude investment in a particular issuer, and investment flexibility may be restricted. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. There is no assurance that a fund's adviser will be able to anticipate these potential events or counter their effects. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter (OTC) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased investment or valuation risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository, or foreign subcustodian. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than with U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.

Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

American Depositary Receipts (ADRs) as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.

The risks of foreign investing may be magnified for investments in emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Floating Rate Loans and Other Debt Securities.  Floating rate loans consist generally of obligations of companies or other entities (collectively, "borrowers") incurred for the purpose of reorganizing the assets and liabilities of a borrower (recapitalization); acquiring another company (acquisition); taking over control of a company (leveraged buyout); temporary financing (bridge loan); or refinancings, internal growth, or other general business purposes. Floating rate loans are often obligations of borrowers who are highly leveraged.

Floating rate loans may be structured to include both term loans, which are generally fully funded at the time of the making of the loan, and revolving credit facilities, which would require additional investments upon the borrower's demand. A revolving credit facility may require a purchaser to increase its investment in a floating rate loan at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

Floating rate loans may be acquired by direct investment as a lender, as a participation interest (which represents a fractional interest in a floating rate loan) issued by a lender or other financial institution, or as an assignment of the portion of a floating rate loan previously attributable to a different lender.

A floating rate loan offered as part of the original lending syndicate typically is purchased at par value. As part of the original lending syndicate, a purchaser generally earns a yield equal to the stated interest rate. In addition, members of the original syndicate typically are paid a commitment fee. In secondary market trading, floating rate loans may be purchased or sold above, at, or below par, which can result in a yield that is below, equal to, or above the stated interest rate, respectively. At certain times when reduced opportunities exist for investing in new syndicated floating rate loans, floating rate loans may be available only through the secondary market. There can be no assurance that an adequate supply of floating rate loans will be available for purchase.

Historically, floating rate loans have not been registered with the SEC or any state securities commission or listed on any securities exchange. As a result, the amount of public information available about a specific floating rate loan historically has been less extensive than if the floating rate loan were registered or exchange-traded.

Purchasers of floating rate loans and other forms of debt securities depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the security may be adversely affected. Floating rate loans and other debt securities that are fully secured provide more protections than unsecured securities in the event of failure to make scheduled interest or principal payments. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Some floating rate loans and other debt securities are not rated by any nationally recognized statistical rating organization. In connection with the restructuring of a floating rate loan or other debt security outside of bankruptcy court in a negotiated work-out or in the context of bankruptcy proceedings, equity securities or junior debt securities may be received in exchange for all or a portion of an interest in the security.

From time to time Geode Capital Management, LLC (Geode), Fidelity Management & Research Company (FMR), and its affiliates may borrow money from various banks in connection with their business activities. These banks also may sell floating rate loans to a Fidelity® fund or acquire floating rate loans from a Fidelity® fund, or may be intermediate participants with respect to floating rate loans owned by a Fidelity® fund. These banks also may act as agents for floating rate loans that a Fidelity® fund owns.

The following paragraphs pertain to floating rate loans: Agents, Participation Interests, Collateral, Floating Interest Rates, Maturity, Floating Rate Loan Trading, Supply of Floating Rate Loans, Restrictive Covenants, Fees, and Other Types of Floating Rate Debt Securities.

Agents.  Floating rate loans typically are originated, negotiated, and structured by a bank, insurance company, finance company, or other financial institution (the "agent") for a lending syndicate of financial institutions. The borrower and the lender or lending syndicate enter into a loan agreement. In addition, an institution (typically, but not always, the agent) holds any collateral on behalf of the lenders.

In a typical floating rate loan, the agent administers the terms of the loan agreement and is responsible for the collection of principal and interest and fee payments from the borrower and the apportionment of these payments to all lenders that are parties to the loan agreement. Purchasers will rely on the agent to use appropriate creditor remedies against the borrower. Typically, under loan agreements, the agent is given broad discretion in monitoring the borrower's performance and is obligated to use the same care it would use in the management of its own property. Upon an event of default, the agent typically will enforce the loan agreement after instruction from the lenders. The borrower compensates the agent for these services. This compensation may include special fees paid on structuring and funding the floating rate loan and other fees paid on a continuing basis. The typical practice of an agent or a lender in relying exclusively or primarily on reports from the borrower may involve a risk of fraud by the borrower.

If an agent becomes insolvent, or has a receiver, conservator, or similar official appointed for it by the appropriate bank or other regulatory authority, or becomes a debtor in a bankruptcy proceeding, the agent's appointment may be terminated, and a successor agent would be appointed. If an appropriate regulator or court determines that assets held by the agent for the benefit of the purchasers of floating rate loans are subject to the claims of the agent's general or secured creditors, the purchasers might incur certain costs and delays in realizing payment on a floating rate loan or suffer a loss of principal and/or interest. Furthermore, in the event of the borrower's bankruptcy or insolvency, the borrower's obligation to repay a floating rate loan may be subject to certain defenses that the borrower can assert as a result of improper conduct by the agent.

Participation Interests.  Purchasers of participation interests do not have any direct contractual relationship with the borrower. Purchasers rely on the lender who sold the participation interest not only for the enforcement of the purchaser's rights against the borrower but also for the receipt and processing of payments due under the floating rate loan.

Purchasers of participation interests may be subject to delays, expenses, and risks that are greater than those that would be involved if the purchaser could enforce its rights directly against the borrower. In addition, under the terms of a participation interest, the purchaser may be regarded as a creditor of the intermediate participant (rather than of the borrower), so that the purchaser also may be subject to the risk that the intermediate participant could become insolvent. The agreement between the purchaser and lender who sold the participation interest may also limit the rights of the purchaser to vote on changes that may be made to the loan agreement, such as waiving a breach of a covenant.

For a Fidelity® fund that limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry, the fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of participation interests where a bank or other lending institution serves as intermediate participant between a fund and the borrower, if the participation interest does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating an intermediate participant as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single intermediate participant, or a group of intermediate participants engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Collateral.  Most floating rate loans are secured by specific collateral of the borrower and are senior to most other securities of the borrower. The collateral typically has a market value, at the time the floating rate loan is made, that equals or exceeds the principal amount of the floating rate loan. The value of the collateral may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value.

Floating rate loan collateral may consist of various types of assets or interests. Collateral may include working capital assets, such as accounts receivable or inventory; tangible or intangible assets; or assets or other types of guarantees of affiliates of the borrower. Inventory is the goods a company has in stock, including finished goods, goods in the process of being manufactured, and the supplies used in the process of manufacturing. Accounts receivable are the monies due to a company for merchandise or securities that it has sold, or for the services it has provided. Tangible fixed assets include real property, buildings, and equipment. Intangible assets include trademarks, copyrights and patent rights, and securities of subsidiaries or affiliates.

Generally, floating rate loans are secured unless (i) the purchaser's security interest in the collateral is invalidated for any reason by a court, or (ii) the collateral is fully released with the consent of the agent bank and lenders or under the terms of a loan agreement as the creditworthiness of the borrower improves. Collateral impairment is the risk that the value of the collateral for a floating rate loan will be insufficient in the event that a borrower defaults. Although the terms of a floating rate loan generally require that the collateral at issuance have a value at least equal to 100% of the amount of such floating rate loan, the value of the collateral may decline subsequent to the purchase of a floating rate loan. In most loan agreements there is no formal requirement to pledge additional collateral. There is no guarantee that the sale of collateral would allow a borrower to meet its obligations should the borrower be unable to repay principal or pay interest or that the collateral could be sold quickly or easily.

In addition, most borrowers pay their debts from the cash flow they generate. If the borrower's cash flow is insufficient to pay its debts as they come due, the borrower may seek to restructure its debts rather than sell collateral. Borrowers may try to restructure their debts by filing for protection under the federal bankruptcy laws or negotiating a work-out. If a borrower becomes involved in bankruptcy proceedings, access to the collateral may be limited by bankruptcy and other laws. In the event that a court decides that access to the collateral is limited or void, it is unlikely that purchasers could recover the full amount of the principal and interest due.

There may be temporary periods when the principal asset held by a borrower is the stock of a related company, which may not legally be pledged to secure a floating rate loan. On occasions when such stock cannot be pledged, the floating rate loan will be temporarily unsecured until the stock can be pledged or is exchanged for, or replaced by, other assets.

Some floating rate loans are unsecured. If the borrower defaults on an unsecured floating rate loan, there is no specific collateral on which the purchaser can foreclose.

Floating Interest Rates.  The rate of interest payable on floating rate loans is the sum of a base lending rate plus a specified spread. Base lending rates are generally the London Interbank Offered Rate ("LIBOR"), the Certificate of Deposit ("CD") Rate of a designated U.S. bank, the Prime Rate of a designated U.S. bank, the Federal Funds Rate, or another base lending rate used by commercial lenders. A borrower usually has the right to select the base lending rate and to change the base lending rate at specified intervals. The applicable spread may be fixed at time of issuance or may adjust upward or downward to reflect changes in credit quality of the borrower. The interest rate payable on some floating rate loans may be subject to an upper limit ("cap") or lower ("floor").

The interest rate on LIBOR-based and CD Rate-based floating rate loans is reset periodically at intervals ranging from 30 to 180 days, while the interest rate on Prime Rate- or Federal Funds Rate-based floating rate loans floats daily as those rates change. Investment in floating rate loans with longer interest rate reset periods can increase fluctuations in the floating rate loans' values when interest rates change.

The yield on a floating rate loan will primarily depend on the terms of the underlying floating rate loan and the base lending rate chosen by the borrower. The relationship between LIBOR, the CD Rate, the Prime Rate, and the Federal Funds Rate will vary as market conditions change.

Maturity.  Floating rate loans typically will have a stated term of five to nine years. However, because floating rate loans are frequently prepaid, their average maturity is expected to be two to three years. The degree to which borrowers prepay floating rate loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the borrower's financial condition, and competitive conditions among lenders. Prepayments cannot be predicted with accuracy. Prepayments of principal to the purchaser of a floating rate loan may result in the principal's being reinvested in floating rate loans with lower yields.

Floating Rate Loan Trading.  Floating rate loans are generally subject to legal or contractual restrictions on resale. Floating rate loans are not currently listed on any securities exchange or automatic quotation system. As a result, no active market may exist for some floating rate loans, and to the extent a secondary market exists for other floating rate loans, such market may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods.

Supply of Floating Rate Loans.  The supply of floating rate loans may be limited from time to time due to a lack of sellers in the market for existing floating rate loans or the number of new floating rate loans currently being issued. As a result, the floating rate loans available for purchase may be lower quality or higher priced.

Restrictive Covenants.  A borrower must comply with various restrictive covenants contained in the loan agreement. In addition to requiring the scheduled payment of interest and principal, these covenants may include restrictions on dividend payments and other distributions to stockholders, provisions requiring the borrower to maintain specific financial ratios, and limits on total debt. The loan agreement may also contain a covenant requiring the borrower to prepay the floating rate loan with any free cash flow. A breach of a covenant that is not waived by the agent (or by the lenders directly) is normally an event of default, which provides the agent or the lenders the right to call the outstanding floating rate loan.

Fees.  Purchasers of floating rate loans may receive and/or pay certain fees. These fees are in addition to interest payments received and may include facility fees, commitment fees, commissions, and prepayment penalty fees. When a purchaser buys a floating rate loan, it may receive a facility fee; and when it sells a floating rate loan, it may pay a facility fee. A purchaser may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan or a prepayment penalty fee on the prepayment of a floating rate loan. A purchaser may also receive other fees, including covenant waiver fees and covenant modification fees.

Other Types of Floating Rate Debt Securities.  Floating rate debt securities include other forms of indebtedness of borrowers such as notes and bonds, securities with fixed rate interest payments in conjunction with a right to receive floating rate interest payments, and shares of other investment companies. These instruments are generally subject to the same risks as floating rate loans but are often more widely issued and traded.

Foreign Currency Transactions.  A fund (other than a money market fund) may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes. Forward contracts not calling for physical delivery of the underlying instrument will be settled through cash payments rather than through delivery of the underlying currency. All of these instruments and transactions are subject to the risk that the counterparty will default.

A "settlement hedge" or "transaction hedge" is designed to protect a fund against an adverse change in foreign currency values between the date a security denominated in a foreign currency is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used to protect a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected.

A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in a foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also attempt to hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. A fund may cross-hedge its U.S. dollar exposure in order to achieve a representative weighted mix of the major currencies in its benchmark index and/or to cover an underweight country or region exposure in its portfolio. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.

Successful use of currency management strategies will depend on an adviser's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as an adviser anticipates. For example, if a currency's value rose at a time when a fund had hedged its position by selling that currency in exchange for dollars, the fund would not participate in the currency's appreciation. If a fund hedges currency exposure through proxy hedges, the fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if a fund increases its exposure to a foreign currency and that currency's value declines, the fund will realize a loss. Foreign currency transactions involve the risk that anticipated currency movements will not be accurately predicted and that a fund's hedging strategies will be ineffective. Moreover, it is impossible to precisely forecast the market value of portfolio securities at the expiration of a foreign currency forward contract. Accordingly, a fund may be required to buy or sell additional currency on the spot market (and bear the expenses of such transaction), if an adviser's predictions regarding the movement of foreign currency or securities markets prove inaccurate.

A fund may be required to limit its hedging transactions in foreign currency forwards, futures, and options in order to maintain its classification as a "regulated investment company" under the Internal Revenue Code (Code). Hedging transactions could result in the application of the mark-to-market provisions of the Code, which may cause an increase (or decrease) in the amount of taxable dividends paid by a fund and could affect whether dividends paid by a fund are classified as capital gains or ordinary income. A fund will cover its exposure to foreign currency transactions with liquid assets in compliance with applicable requirements. There is no assurance that an adviser's use of currency management strategies will be advantageous to a fund or that it will employ currency management strategies at appropriate times.

Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to options and futures relating to securities or indexes, as discussed below. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.

Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the fund to reduce foreign currency risk using such options.

Foreign Repurchase Agreements.  Foreign repurchase agreements involve an agreement to purchase a foreign security and to sell that security back to the original seller at an agreed-upon price in either U.S. dollars or foreign currency. Unlike typical U.S. repurchase agreements, foreign repurchase agreements may not be fully collateralized at all times. The value of a security purchased by a fund may be more or less than the price at which the counterparty has agreed to repurchase the security. In the event of default by the counterparty, a fund may suffer a loss if the value of the security purchased is less than the agreed-upon repurchase price, or if the fund is unable to successfully assert a claim to the collateral under foreign laws. As a result, foreign repurchase agreements may involve higher credit risks than repurchase agreements in U.S. markets, as well as risks associated with currency fluctuations. In addition, as with other emerging market investments, repurchase agreements with counterparties located in emerging markets or relating to emerging markets may involve issuers or counterparties with lower credit ratings than typical U.S. repurchase agreements.

Funds of Funds and Other Large Shareholders.  Certain Fidelity® funds and accounts (including funds of funds) invest in other funds ("underlying funds") and, as a result, may at times have substantial investments in one or more underlying funds.

An underlying fund may experience large redemptions or investments due to transactions in its shares by funds of funds, other large shareholders, or similarly managed accounts. While it is impossible to predict the overall effect of these transactions over time, there could be an adverse impact on an underlying fund's performance. In the event of such redemptions or investments, an underlying fund could be required to sell securities or to invest cash at a time when it may not otherwise desire to do so. Such transactions may increase an underlying fund's brokerage and/or other transaction costs and affect the liquidity of a fund's portfolio. In addition, when funds of funds or other investors own a substantial portion of an underlying fund's shares, a large redemption by such an investor could cause actual expenses to increase, or could result in the underlying fund's current expenses being allocated over a smaller asset base, leading to an increase in the underlying fund's expense ratio. Redemptions of underlying fund shares could also accelerate the realization of taxable capital gains in the fund if sales of securities result in capital gains. The impact of these transactions is likely to be greater when a fund of funds or other significant investor purchases, redeems, or owns a substantial portion of the underlying fund's shares.

When possible, Fidelity will consider how to minimize these potential adverse effects, and may take such actions as it deems appropriate to address potential adverse effects, including redemption of shares in-kind rather than in cash or carrying out the transactions over a period of time, although there can be no assurance that such actions will be successful. A high volume of redemption requests can impact an underlying fund the same way as the transactions of a single shareholder with substantial investments. As an additional safeguard, Fidelity® fund of funds may manage the placement of their redemption requests in a manner designed to minimize the impact of such requests on the day-to-day operations of the underlying funds in which they invest. This may involve, for example, redeeming its shares of an underlying fund gradually over time.

Funds' Rights as Investors.  Fidelity® funds do not intend to direct or administer the day-to-day operations of any company. A fund may, however, exercise its rights as a shareholder or lender and may communicate its views on important matters of policy to a company's management, board of directors, and shareholders, and holders of a company's other securities when such matters could have a significant effect on the value of the fund's investment in the company. The activities in which a fund may engage, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; supporting or opposing third-party takeover efforts; supporting the filing of a bankruptcy petition; or foreclosing on collateral securing a security. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. Such activities will be monitored with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred. The funds' proxy voting guidelines are included in this SAI.

Futures, Options, and Swaps.  The success of any strategy involving futures, options, and swaps depends on an adviser's analysis of many economic and mathematical factors and a fund's return may be higher if it never invested in such instruments. Additionally, some of the contracts discussed below are new instruments without a trading history and there can be no assurance that a market for the instruments will continue to exist. Government legislation or regulation could affect the use of such instruments and could limit a fund's ability to pursue its investment strategies. If a fund invests a significant portion of its assets in derivatives, its investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

Each Fidelity Freedom® Index Fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to structured notes.

The limitations on the funds' investments in futures contracts, options, and swaps, and the funds' policies regarding futures contracts, options, and swaps may be changed as regulatory agencies permit.

The requirements for qualification as a regulated investment company may limit the extent to which a fund may enter into futures, options on futures, and forward contracts.

Futures Contracts. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified date. Futures contracts are standardized, exchange-traded contracts and the price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities or baskets of securities, some are based on commodities or commodities indexes (for funds that seek commodities exposure), and some are based on indexes of securities prices (including foreign indexes for funds that seek foreign exposure). In addition, some currently available futures contracts are based on Eurodollars. Positions in Eurodollar futures reflect market expectations of forward levels of three-month LIBOR rates. Futures on indexes and futures not calling for physical delivery of the underlying instrument will be settled through cash payments rather than through delivery of the underlying instrument. Futures can be held until their delivery dates, or can be closed out by offsetting purchases or sales of futures contracts before then if a liquid market is available. A fund may realize a gain or loss by closing out its futures contracts.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market for the underlying instrument. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

The purchaser or seller of a futures contract or an option for a futures contract is not required to deliver or pay for the underlying instrument or the final cash settlement price, as applicable, unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. This process of "marking to market" will be reflected in the daily calculation of open positions computed in a fund's NAV. The party that has a gain is entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. Variation margin does not represent a borrowing or loan by a fund, but is instead a settlement between a fund and the FCM of the amount one would owe the other if the fund's contract expired. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund. A fund is also required to segregate liquid assets equivalent to the fund's outstanding obligations under the contract in excess of the initial margin and variation margin, if any.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement, and margin procedures that are different from those for U.S. exchanges. Futures contracts traded outside the United States may not involve a clearing mechanism or related guarantees and may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to a fund. Because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuation.

There is no assurance a liquid market will exist for any particular futures contract at any particular time. Exchanges may establish daily price fluctuation limits for futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

If the market for a contract is not liquid because of price fluctuation limits or other market conditions, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its futures positions could also be impaired. These risks may be heightened for commodity futures contracts, which have historically been subject to greater price volatility than exists for instruments such as stocks and bonds.

Because there are a limited number of types of exchange-traded futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the futures position will not track the performance of the fund's other investments.

Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments. In addition, the price of a commodity futures contract can reflect the storage costs associated with the purchase of the physical commodity.

Futures contracts on U.S. Government securities historically have reacted to an increase or decrease in interest rates in a manner similar to the manner in which the underlying U.S. Government securities reacted. To the extent, however, that a fund enters into such futures contracts, the value of these futures contracts will not vary in direct proportion to the value of the fund's holdings of U.S. Government securities. Thus, the anticipated spread between the price of the futures contract and the hedged security may be distorted due to differences in the nature of the markets. The spread also may be distorted by differences in initial and variation margin requirements, the liquidity of such markets and the participation of speculators in such markets.

Options. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific assets or securities, baskets of assets or securities, indexes of securities or commodities prices, and futures contracts (including commodity futures contracts). Options may be traded on an exchange or OTC. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. Depending on the terms of the contract, upon exercise, an option may require physical delivery of the underlying instrument or may be settled through cash payments. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if the underlying instrument's price falls substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if the underlying instrument's price falls. At the same time, the buyer can expect to suffer a loss if the underlying instrument's price does not rise sufficiently to offset the cost of the option.

The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay or receive the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts.

If the underlying instrument's price rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If the underlying instrument's price remains the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If the underlying instrument's price falls, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option's underlying instrument or make a net cash settlement payment, as applicable, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer should mitigate the effects of a price increase. At the same time, because a call writer must be prepared to deliver the underlying instrument or make a net cash settlement payment, as applicable, in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

Where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price to close out the put or call option on the secondary market may move more or less than the price of the related security.

There is no assurance a liquid market will exist for any particular options contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for exchange-traded options contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options positions could also be impaired.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally are less liquid and involve greater credit risk than exchange-traded options, which are backed by the clearing organization of the exchanges where they are traded.

Combined positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

A fund may also buy and sell options on swaps (swaptions), which are generally options on interest rate swaps. An option on a swap gives a party the right (but not the obligation) to enter into a new swap agreement or to extend, shorten, cancel or modify an existing contract at a specific date in the future in exchange for a premium. Depending on the terms of the particular option agreement, a fund will generally incur a greater degree of risk when it writes (sells) an option on a swap than it will incur when it purchases an option on a swap. When a fund purchases an option on a swap, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a fund writes an option on a swap, upon exercise of the option the fund will become obligated according to the terms of the underlying agreement. A fund that writes an option on a swap receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Whether a fund's use of options on swaps will be successful in furthering its investment objective will depend on the adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Options on swaps may involve risks similar to those discussed below in "Swap Agreements."

Because there are a limited number of types of exchange-traded options contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options position will not track the performance of the fund's other investments.

Options prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Swap Agreements (except equity index funds). Swap agreements are two-party contracts entered into primarily by institutional investors. Cleared swaps are transacted through futures commission merchants (FCMs) that are members of central clearinghouses with the clearinghouse serving as a central counterparty similar to transactions in futures contracts. In a standard "swap" transaction, two parties agree to exchange one or more payments based, for example, on the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments (such as securities, commodities, indexes, or other financial or economic interests). The gross payments to be exchanged between the parties are calculated with respect to a notional amount, which is the predetermined dollar principal of the trade representing the hypothetical underlying quantity upon which payment obligations are computed.

Swap agreements can take many different forms and are known by a variety of names, including interest rate swaps (where the parties exchange a floating rate for a fixed rate), asset swaps (e.g., where parties combine the purchase or sale of a bond with an interest rate swap), total return swaps, and credit default swaps. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and, if applicable, its yield. Swap agreements are subject to liquidity risk, meaning that a fund may be unable to sell a swap contract to a third party at a favorable price. Certain standardized swap transactions are currently subject to mandatory central clearing or may be eligible for voluntary central clearing. Central clearing is expected to decrease counterparty risk and increase liquidity compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterpart to each participant's swap. However, central clearing does not eliminate counterparty risk or illiquidity risk entirely. In addition depending on the size of a fund and other factors, the margin required under the rules of a clearinghouse and by a clearing member FCM may be in excess of the collateral required to be posted by a fund to support its obligations under a similar uncleared swap. It is expected, however, that regulators will adopt rules imposing certain margin requirements, including minimums, on uncleared swaps in the near future, which could reduce the distinction.

A total return swap is a contract whereby one party agrees to make a series of payments to another party based on the change in the market value of the assets underlying such contract (which can include a security or other instrument, commodity, index or baskets thereof) during the specified period. In exchange, the other party to the contract agrees to make a series of payments calculated by reference to an interest rate and/or some other agreed-upon amount (including the change in market value of other underlying assets). A fund may use total return swaps to gain exposure to an asset without owning it or taking physical custody of it. For example, a fund investing in total return commodity swaps will receive the price appreciation of a commodity, commodity index or portion thereof in exchange for payment of an agreed-upon fee.

In a credit default swap, the credit default protection buyer makes periodic payments, known as premiums, to the credit default protection seller. In return the credit default protection seller will make a payment to the credit default protection buyer upon the occurrence of a specified credit event. A credit default swap can refer to a single issuer or asset, a basket of issuers or assets or index of assets, each known as the reference entity or underlying asset. A fund may act as either the buyer or the seller of a credit default swap. A fund may buy or sell credit default protection on a basket of issuers or assets, even if a number of the underlying assets referenced in the basket are lower-quality debt securities. In an unhedged credit default swap, a fund buys credit default protection on a single issuer or asset, a basket of issuers or assets or index of assets without owning the underlying asset or debt issued by the reference entity. Credit default swaps involve greater and different risks than investing directly in the referenced asset, because, in addition to market risk, credit default swaps include liquidity, counterparty and operational risk.

Credit default swaps allow a fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets. If a swap agreement calls for payments by a fund, the fund must be prepared to make such payments when due. If a fund is the credit default protection seller, the fund will experience a loss if a credit event occurs and the credit of the reference entity or underlying asset has deteriorated. If a fund is the credit default protection buyer, the fund will be required to pay premiums to the credit default protection seller. In the case of a physically settled credit default swap in which a fund is the protection seller, the fund must be prepared to pay par for and take possession of debt of a defaulted issuer delivered to the fund by the credit default protection buyer. Any loss would be offset by the premium payments the fund receives as the seller of credit default protection. This risk for cleared swaps is generally lower than for uncleared swaps since the counterparty is a clearinghouse, but there can be no assurance that a clearinghouse or its members will satisfy its obligations.

If the creditworthiness of a fund's swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the fund. To limit the counterparty risk involved in swap agreements, a Fidelity® fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that a fund will be able to do so, a fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. A fund may have limited ability to eliminate its exposure under a credit default swap if the credit of the reference entity or underlying asset has declined.

A fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. In order to cover its outstanding obligations to a swap counterparty, a fund would generally be required to provide margin or collateral for the benefit of that counterparty. If a counterparty to a swap transaction becomes insolvent, the fund may be limited temporarily or permanently in exercising its right to the return of related fund assets designated as margin or collateral in an action against the counterparty.

Swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a fund's interest. A fund bears the risk that an adviser will not accurately forecast market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for a fund. If an adviser attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, a fund may be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment, which could cause substantial losses for a fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Swaps are complex and often valued subjectively.

Swap Agreements (equity index funds only). Under a typical equity swap agreement, a counterparty such as a bank or broker-dealer agrees to pay a fund a return equal to the dividend payments and increase in value, if any, of an index or group of stocks, or of a stock, and the fund agrees in return to pay a fixed or floating rate of interest, plus any declines in value of the index. Swap agreements can also have features providing for maximum or minimum exposure to a designated index. In order to hedge its exposure effectively, a fund would generally have to own other assets returning approximately the same amount as the interest rate payable by the fund under the swap agreement.

Swap agreements allow a fund to acquire or reduce credit exposure to a particular issuer, asset, or basket of assets. The most significant factor in the performance of swap agreements is the change in value of the specific index, security or currency, or other factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by a fund, the fund must be prepared to make such payments when due. If the creditworthiness of a fund's swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the fund and impairing the fund's correlation with its applicable index. Although there can be no assurance that a fund will be able to do so, a fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another more creditworthy party.

A fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. In order to cover its outstanding obligations to a swap counterparty, a fund would generally be required to provide margin or collateral for the benefit of that counterparty. If a counterparty to a swap transaction becomes insolvent, the fund may be limited temporarily or permanently in exercising its right to the return of related fund assets designated as margin or collateral in an action against the counterparty.

Swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a fund's interest. A fund bears the risk that an adviser will not accurately forecast market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for a fund. If an adviser attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, a fund may be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment, which could cause substantial losses for a fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Swaps are complex and often valued subjectively.

Hybrid and Preferred Securities.  A hybrid security may be a debt security, warrant, convertible security, certificate of deposit or other evidence of indebtedness on which the value of the interest on or principal of which is determined by reference to changes in the value of a reference instrument or financial strength of a reference entity (e.g., a security or other financial instrument, asset, currency, interest rate, commodity, index, or business entity such as a financial institution). Another example is contingent convertible securities, which are fixed income securities that, under certain circumstances, either convert into common stock of the issuer or undergo a principal write-down by a predetermined percentage if the issuer's capital ratio falls below a predetermined trigger level. The liquidation value of such a security may be reduced upon a regulatory action and without the need for a bankruptcy proceeding. Preferred securities may take the form of preferred stock and represent an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds generally take precedence over the claims of those who own preferred and common stock.

The risks of investing in hybrid and preferred securities reflect a combination of the risks of investing in securities, options, futures and currencies. An investment in a hybrid or preferred security may entail significant risks that are not associated with a similar investment in a traditional debt or equity security. The risks of a particular hybrid or preferred security will depend upon the terms of the instrument, but may include the possibility of significant changes in the value of any applicable reference instrument. Such risks may depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid or preferred security. Hybrid and preferred securities are potentially more volatile and carry greater market and liquidity risks than traditional debt or equity securities. Also, the price of the hybrid or preferred security and any applicable reference instrument may not move in the same direction or at the same time. In addition, because hybrid and preferred securities may be traded over-the-counter or in bilateral transactions with the issuer of the security, hybrid and preferred securities may be subject to the creditworthiness of the counterparty of the security and their values may decline substantially if the counterparty's creditworthiness deteriorates. In addition, uncertainty regarding the tax and regulatory treatment of hybrid and preferred securities may reduce demand for such securities and tax and regulatory considerations may limit the extent of a fund's investments in certain hybrid and preferred securities.

Illiquid Securities  cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund.

Under the supervision of the Board of Trustees, a Fidelity® fund's adviser determines the liquidity of the fund's investments and, through reports from the fund's adviser, the Board monitors investments in illiquid securities.

Various factors may be considered in determining the liquidity of a fund's investments, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

Increasing Government Debt.  The total public debt of the United States and other countries around the globe as a percent of gross domestic product has grown rapidly since the beginning of the 2008 financial downturn. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented.

A high national debt level may increase market pressures to meet government funding needs, which may drive debt cost higher and cause a country to sell additional debt, thereby increasing refinancing risk. A high national debt also raises concerns that a government will not be able to make principal or interest payments when they are due. In the worst case, unsustainable debt levels can decline the valuation of currencies, and can prevent a government from implementing effective counter-cyclical fiscal policy in economic downturns.

On August 5, 2011, Standard & Poor's Ratings Services lowered its long-term sovereign credit rating on the United States one level to "AA+" from "AAA." While Standard & Poor's Ratings Services affirmed the United States' short-term sovereign credit rating as "A-1+," there is no guarantee that Standard & Poor's Ratings Services will not decide to lower this rating in the future. Standard & Poor's Ratings Services stated that its decision was prompted by its view on the rising public debt burden and its perception of greater policymaking uncertainty. The market prices and yields of securities supported by the full faith and credit of the U.S. Government may be adversely affected by Standard & Poor's Ratings Services decisions to downgrade the long-term sovereign credit rating of the United States.

Indexed Securities  are instruments whose prices are indexed to the prices of other securities, securities indexes, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose values at maturity or coupon rates are determined by reference to a specific instrument, statistic, or measure.

Indexed securities also include commercial paper, certificates of deposit, and other fixed-income securities whose values at maturity or coupon interest rates are determined by reference to the returns of particular stock indexes. Indexed securities can be affected by stock prices as well as changes in interest rates and the creditworthiness of their issuers and may not track the indexes as accurately as direct investments in the indexes.

Mortgage-indexed securities, for example, could be structured to replicate the performance of mortgage securities and the characteristics of direct ownership.

Inflation-protected securities, for example, can be indexed to a measure of inflation, such as the Consumer Price Index (CPI).

Commodity-indexed securities, for example, can be indexed to a commodities index such as the Bloomberg Commodity Index Total Return℠.

Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the instrument or measure to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments or measures. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies. In calculating a fund's dividends, index-based adjustments may be considered income.

Insolvency of Issuers, Counterparties, and Intermediaries.  Issuers of fund portfolio securities or counterparties to fund transactions that become insolvent or declare bankruptcy can pose special investment risks. In each circumstance, risk of loss, valuation uncertainty, increased illiquidity, and other unpredictable occurrences may negatively impact an investment. Each of these risks may be amplified in foreign markets, where security trading, settlement, and custodial practices can be less developed than those in the U.S. markets, and bankruptcy laws differ from those of the U.S.

As a general matter, if the issuer of a fund portfolio security is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock have priority over the claims of common stock owners. These events can negatively impact the value of the issuer's securities and the results of related proceedings can be unpredictable.

If a counterparty to a fund transaction, such as a swap transaction, a short sale, a borrowing, or other complex transaction becomes insolvent, the fund may be limited in its ability to exercise rights to obtain the return of related fund assets or in exercising other rights against the counterparty. In addition, insolvency and liquidation proceedings take time to resolve, which can limit or preclude a fund's ability to terminate a transaction or obtain related assets or collateral in a timely fashion. Uncertainty may also arise upon the insolvency of a securities or commodities intermediary such as a broker-dealer or futures commission merchant with which a fund has pending transactions. If an intermediary becomes insolvent, while securities positions and other holdings may be protected by U.S. or foreign laws, it is sometimes difficult to determine whether these protections are available to specific trades based on the circumstances. Receiving the benefit of these protections can also take time to resolve, which may result in illiquid positions.

Interfund Borrowing and Lending Program.  Pursuant to an exemptive order issued by the SEC, a Fidelity® fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates. A Fidelity® fund will borrow through the program only when the costs are equal to or lower than the costs of bank loans. A Fidelity® fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A Fidelity® fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Investment-Grade Debt Securities.  Investment-grade debt securities include all types of debt instruments that are of medium and high-quality. Investment-grade debt securities include repurchase agreements collateralized by U.S. Government securities as well as repurchase agreements collateralized by equity securities, non-investment-grade debt, and all other instruments in which a fund can perfect a security interest, provided the repurchase agreement counterparty has an investment-grade rating. Some investment-grade debt securities may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. An investment-grade rating means the security or issuer is rated investment-grade by a credit rating agency registered as a nationally recognized statistical rating organization (NRSRO) with the SEC (for example, Moody's Investors Service, Inc.), or is unrated but considered to be of equivalent quality by a fund's adviser. For purposes of determining the maximum maturity of an investment-grade debt security, an adviser may take into account normal settlement periods.

Investment in Wholly-Owned Subsidiary.  A fund may invest up to 25% of its assets in a wholly-owned subsidiary organized under the laws of the Cayman Islands (Subsidiary).

A fund wholly owns and controls the Subsidiary, and the fund and the Subsidiary are both managed by Geode. Unlike the fund, the Subsidiary is not registered under the 1940 Act and therefore is not subject to the investor protections of the 1940 Act. The Subsidiary is expected to invest primarily in commodity-linked derivative investments. As a result, the Subsidiary is subject to risks similar to those of the fund, including the risks of investing in derivatives and commodity-linked investing in general.

By investing in the Subsidiary, a fund may gain exposure to commodities within the limits of Subchapter M of the Internal Revenue Code. Subchapter M requires, among other things, that a fund derive at least 90% of gross income from dividends, interest, and gains from the sale of securities (typically referred to as "qualifying income"). Although income from investment in commodities typically is not "qualifying income," the fund relies on a private letter ruling received by other Fidelity® funds from the Internal Revenue Service ruling that income from investment in the Subsidiary will constitute "qualifying income" under Subchapter M. Changes in U.S. or Cayman Islands laws could cause investments in the Subsidiary to fail to work as expected.

Loans and Other Direct Debt Instruments.  Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand. A fund may acquire loans by buying an assignment of all or a portion of the loan from a lender or by purchasing a loan participation from a lender or other purchaser of a participation.

Lenders and purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of foreign countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Direct lending and investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the lender/purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate lenders/purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a lender/purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

For a Fidelity® fund that limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry, the fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Lower-Quality Debt Securities.  Lower-quality debt securities include all types of debt instruments that have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.

Because the risk of default is higher for lower-quality debt securities, research and credit analysis are an especially important part of managing securities of this type. Such analysis may focus on relative values based on factors such as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer, in an attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future.

A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.

Money Market Securities  are high-quality, short-term obligations. Money market securities may be structured to be, or may employ a trust or other form so that they are, eligible investments for money market funds. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If a structure fails to function as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled definitively on certain legal issues presented by certain structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by a fund.

Mortgage Securities  are issued by government and non-government entities such as banks, mortgage lenders, or other institutions. A mortgage security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage securities, such as collateralized mortgage obligations (or "CMOs"), make payments of both principal and interest at a range of specified intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage securities are based on different types of mortgages, including those on commercial real estate or residential properties. Stripped mortgage securities are created when the interest and principal components of a mortgage security are separated and sold as individual securities. In the case of a stripped mortgage security, the holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying mortgage.

Fannie Maes and Freddie Macs are pass-through securities issued by Fannie Mae and Freddie Mac, respectively. Fannie Mae and Freddie Mac, which guarantee payment of interest and repayment of principal on Fannie Maes and Freddie Macs, respectively, are federally chartered corporations supervised by the U.S. Government that act as governmental instrumentalities under authority granted by Congress. Fannie Mae and Freddie Mac are authorized to borrow from the U.S. Treasury to meet their obligations. Fannie Maes and Freddie Macs are not backed by the full faith and credit of the U.S. Government.

The value of mortgage securities may change due to shifts in the market's perception of issuers and changes in interest rates. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage securities are subject to prepayment risk, which is the risk that early principal payments made on the underlying mortgages, usually in response to a reduction in interest rates, will result in the return of principal to the investor, causing it to be invested subsequently at a lower current interest rate. Alternatively, in a rising interest rate environment, mortgage security values may be adversely affected when prepayments on underlying mortgages do not occur as anticipated, resulting in the extension of the security's effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The prices of stripped mortgage securities tend to be more volatile in response to changes in interest rates than those of non-stripped mortgage securities.

A fund may seek to earn additional income by using a trading strategy (commonly known as "mortgage dollar rolls" or "reverse mortgage dollar rolls") that involves selling (or buying) mortgage securities, realizing a gain or loss, and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities that are permissible investments for the fund. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction, a fund is entitled to interest and principal payments on the securities purchased. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. This trading strategy may increase interest rate exposure and result in an increased portfolio turnover rate which increases costs and may increase taxable gains.

Municipal Securities  are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, or financing for specific projects or public facilities. They may be issued in anticipation of future revenues and may be backed by the full taxing power of a municipality, the revenues from a specific project, or the credit of a private organization. The value of some or all municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders. A municipal security may be owned directly or through a participation interest.

Put Features  entitle the holder to sell a security back to the issuer or a third party at any time or at specified intervals. In exchange for this benefit, a fund may accept a lower interest rate. Securities with put features are subject to the risk that the put provider is unable to honor the put feature (purchase the security). Put providers often support their ability to buy securities on demand by obtaining letters of credit or other guarantees from other entities. Demand features, standby commitments, and tender options are types of put features.

Real Estate Investment Trusts.  Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Real estate investment trusts issue debt securities to fund the purchase and/or development of commercial properties. The value of these debt securities may be affected by changes in the value of the underlying property owned by the trusts, the creditworthiness of the trusts, interest rates, and tax and regulatory requirements. Real estate investment trusts are dependent upon management skill and the cash flow generated by the properties owned by the trusts. Real estate investment trusts are at the risk of the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Reforms and Government Intervention in the Financial Markets.  Economic downturns can trigger various economic, legal, budgetary, tax, and regulatory reforms across the globe. Instability in the financial markets in the wake of the 2008 economic downturn led the U.S. Government and other governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that experienced extreme volatility, and in some cases, a lack of liquidity. Reforms are ongoing and their effects are uncertain. Federal, state, local, foreign, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a fund invests, or the issuers of such instruments, in ways that are unforeseeable. Reforms may also change the way in which a fund is regulated and could limit or preclude a fund's ability to achieve its investment objective or engage in certain strategies. Also, while reforms generally are intended to strengthen markets, systems, and public finances, they could affect fund expenses and the value of fund investments.

The value of a fund's holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a fund invests. In the event of such a disturbance, the issuers of securities held by a fund may experience significant declines in the value of their assets and even cease operations, or may receive government assistance accompanied by increased restrictions on their business operations or other government intervention. In addition, it is not certain that the U.S. Government or foreign governments will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted.

Repurchase Agreements  involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. A fund may be limited in its ability to exercise its right to liquidate assets related to a repurchase agreement with an insolvent counterparty. A Fidelity® fund may engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by the fund's adviser.

Restricted Securities  are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (1933 Act), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Reverse Repurchase Agreements.  In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. A Fidelity® fund may enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by the fund's adviser. Such transactions may increase fluctuations in the market value of a fund's assets and, if applicable, a fund's yield, and may be viewed as a form of leverage.

Securities Lending.  A Fidelity® fund may lend securities to parties such as broker-dealers or other institutions, including an affiliate. Fidelity® funds for which Geode serves as sub-adviser or adviser will not lend securities to Geode or its affiliates. Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the fund with collateral in an amount at least equal to the value of the securities loaned. The fund seeks to maintain the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, the fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. For a Fidelity® fund, loans will be made only to parties deemed by the fund's adviser to be in good standing and when, in the adviser's judgment, the income earned would justify the risks.

Cash received as collateral through loan transactions may be invested in other eligible securities, including shares of a money market fund. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

Securities of Other Investment Companies,  including shares of closed-end investment companies (which include business development companies (BDCs)), unit investment trusts, and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the underlying investment company-level, such as portfolio management fees and operating expenses. Fees and expenses incurred indirectly by a fund as a result of its investment in shares of one or more other investment companies generally are referred to as "acquired fund fees and expenses" and may appear as a separate line item in a fund's prospectus fee table. For certain investment companies, such as BDCs, these expenses may be significant. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their NAV. Others are continuously offered at NAV, but may also be traded in the secondary market.

The securities of closed-end funds may be leveraged. As a result, a fund may be indirectly exposed to leverage through an investment in such securities. An investment in securities of closed-end funds that use leverage may expose a fund to higher volatility in the market value of such securities and the possibility that the fund's long-term returns on such securities will be diminished.

The extent to which a fund can invest in securities of other investment companies may be limited by federal securities laws.

A fund that seeks to track the performance of a particular index could invest in investment companies that seek to track the performance of indexes other than the index that the fund seeks to track.

Short Sales "Against the Box"  are short sales of securities that a fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding.

Short sales against the box could be used to protect the NAV of a money market fund in anticipation of increased interest rates, without sacrificing the current yield of the securities sold short. A money market fund will incur transaction costs in connection with opening and closing short sales against the box. A fund (other than a money market fund) will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

Short Sales.  Stocks underlying a fund's convertible security holdings can be sold short. For example, if a fund's adviser anticipates a decline in the price of the stock underlying a convertible security held by the fund, it may sell the stock short. If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security. Fidelity® funds that employ this strategy generally intend to hedge no more than 15% of total assets with short sales on equity securities underlying convertible security holdings under normal circumstances.

A fund will be required to set aside securities equivalent in kind and amount to those sold short (or securities convertible or exchangeable into such securities) and will be required to hold them aside while the short sale is outstanding. A fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales.

Sources of Liquidity or Credit Support.  Issuers may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, swaps, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. An adviser and its affiliates may rely on their evaluation of the credit of the issuer or the credit of the liquidity or credit enhancement provider in determining whether to purchase or hold a security supported by such enhancement. In addition, an adviser and its affiliates may rely on their evaluation of the credit of the issuer or the credit of the liquidity or credit enhancement provider for purposes of making initial and ongoing minimal credit risk determinations for a money market fund. In evaluating the credit of a foreign bank or other foreign entities, factors considered may include whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the issuer and/or entity providing the enhancement could affect the value of the security or a fund's share price.

Stripped Securities  are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.

Privately stripped government securities are created when a dealer deposits a U.S. Treasury security or other U.S. Government security with a custodian for safekeeping. The custodian issues separate receipts for the coupon payments and the principal payment, which the dealer then sells.

Because the SEC does not consider privately stripped government securities to be U.S. Government securities for purposes of Rule 2a-7, a fund must evaluate them as it would non-government securities pursuant to regulatory guidelines applicable to money market funds.

Structured Securities  (also called "structured notes") are derivative debt securities, the interest rate on or principal of which is determined by an unrelated indicator. The value of the interest rate on and/or the principal of structured securities is determined by reference to changes in the value of a reference instrument (e.g., a security or other financial instrument, asset, currency, interest rate, commodity, or index) or the relative change in two or more reference instruments. A structured security may be positively, negatively, or both positively and negatively indexed; that is, its value or interest rate may increase or decrease if the value of the reference instrument increases. Similarly, its value or interest rate may increase or decrease if the value of the reference instrument decreases. Further, the change in the principal amount payable with respect to, or the interest rate of, a structured security may be calculated as a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s); therefore, the value of such structured security may be very volatile. Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instrument. Structured securities may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. In addition, because structured securities generally are traded over-the-counter, structured securities are subject to the creditworthiness of the counterparty of the structured security, and their values may decline substantially if the counterparty's creditworthiness deteriorates.

Commodity-linked notes are a type of structured note. Commodity-linked notes are privately negotiated structured debt securities indexed to the return of an index such as the Bloomberg Commodity Index Total Return℠, which is representative of the commodities market. They are available from a limited number of approved counterparties, and all invested amounts are exposed to the dealer's credit risk. Commodity-linked notes may be leveraged. For example, if a fund invests $100 in a three-times leveraged commodity-linked note, it will exchange $100 principal with the dealer to obtain $300 exposure to the commodities market because the value of the note will change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying index. This means a $100 note may be worth $70 if the commodity index decreased by 10 percent.

Temporary Defensive Policies.  In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If a fund does so, different factors could affect the fund's performance and the fund may not achieve its investment objective.Each Fidelity Freedom® Index Fund reserves the right to invest without limitation in money market funds for temporary, defensive purposes.

Transfer Agent Bank Accounts.  Proceeds from shareholder purchases of a Fidelity® fund may pass through a series of demand deposit bank accounts before being held at the fund's custodian. Redemption proceeds may pass from the custodian to the shareholder through a similar series of bank accounts.

If a bank account is registered to the transfer agent or an affiliate, who acts as an agent for the funds when opening, closing, and conducting business in the bank account, the transfer agent or an affiliate may invest overnight balances in the account in repurchase agreements. Any balances that are not invested in repurchase agreements remain in the bank account overnight. Any risks associated with such an account are investment risks of the funds. A fund faces the risk of loss of these balances if the bank becomes insolvent.

Variable and Floating Rate Securities  provide for periodic adjustments in the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate or the issuer's credit quality, sometimes subject to a cap or floor on such rate. Some variable or floating rate securities are structured with put features that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries. For purposes of determining the maximum maturity of a variable or floating rate security, a fund's adviser may take into account normal settlement periods.

Warrants.  Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

When-Issued and Forward Purchase or Sale Transactions  involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.

When purchasing securities pursuant to one of these transactions, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. Because payment for the securities is not required until the delivery date, these risks are in addition to the risks associated with a fund's investments. If a fund remains substantially fully invested at a time when a purchase is outstanding, the purchases may result in a form of leverage. When a fund has sold a security pursuant to one of these transactions, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could miss a favorable price or yield opportunity or suffer a loss.

A fund may renegotiate a when-issued or forward transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund.

A fund may also engage in purchases or sales of "to be announced" or "TBA" securities, which usually are transactions in which a fund buys or sells mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount. TBA trades can be used by a fund for investment purposes in order to gain exposure to certain securities, or for hedging purposes to adjust the risk exposure of a fund portfolio without having to restructure a portfolio. Purchases and sales of TBA securities involve risks similar to those discussed above for other when-issued and forward purchase and sale transactions. In addition, when a fund sells TBA securities, it incurs risks similar to those incurred in short sales. For example, when a fund sells TBA securities without owning or having the right to obtain the deliverable securities, it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. Also, a fund may be unable to purchase the deliverable securities if the corresponding market is illiquid. In such transactions, the fund will set aside liquid assets in an amount sufficient to offset its exposure as long as the fund's obligations are outstanding.

Zero Coupon Bonds  do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating a fund's dividend, a portion of the difference between a zero coupon bond's purchase price and its face value is considered income.

In addition to the investment policies and limitations discussed above, a fund is subject to the additional operational risk discussed below.

Considerations Regarding Cybersecurity. With the increased use of technologies such as the Internet to conduct business, a fund’s service providers are susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events and may arise from external or internal sources. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information; corrupting data, equipment or systems; or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber incidents affecting a fund’s manager, any sub-adviser and other service providers (including, but not limited to, fund accountants, custodians, transfer agents and financial intermediaries) have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with a fund’s ability to calculate its NAV, impediments to trading, the inability of fund shareholders to transact business, destruction to equipment and systems, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. Similar adverse consequences could result from cyber incidents affecting issuers of securities in which a fund invests, counterparties with which a fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and service providers for fund shareholders) and other parties. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.

While a fund’s service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, a fund cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect a fund or its shareholders. A fund and its shareholders could be negatively impacted as a result.

SPECIAL GEOGRAPHIC CONSIDERATIONS

Emerging Markets. Investments in companies domiciled in emerging market countries may be subject to potentially higher risks than investments in developed countries. These risks include: (i) less social, political, and economic stability; (ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities, or low or non-existent trading volumes; (iii) foreign exchanges and broker-dealers may be subject to less scrutiny and regulation by local authorities; (iv) local governments may decide to seize or confiscate securities held by foreign investors, local governments may restrict an investor's ability to sell or redeem securities, and/or local governments may decide to suspend or limit an issuer's ability to make dividend or interest payments; (v) local governments may limit or entirely restrict repatriation of invested capital, profits, and dividends; (vi) capital gains may be subject to local taxation, including on a retroactive basis; (vii) issuers facing restrictions on dollar or euro payments imposed by local governments may attempt to make dividend or interest payments to foreign investors in the local currency; (viii) investors may experience difficulty in enforcing legal claims related to the securities and/or local judges may favor the interests of the issuer over those of foreign investors; (ix) bankruptcy judgments may only be permitted to be paid in the local currency; (x) limited public information regarding the issuer may result in greater difficulty in determining market valuations of the securities; and (xi) infrequent financial reporting, substandard disclosure, and differences in accounting standards may make it difficult to ascertain the financial health of an issuer. In addition, unlike developed countries, many emerging countries' economic growth highly depends on exports and inflows of external capital, making them more vulnerable to the downturns of the world economy. The recent global financial crisis weakened the global demand for their exports and tightened international credit supplies, highlighting the sensitivity of emerging economies to the performance of their trading partners. As the economic growth rate of China slows and commodities enter a cyclical downturn, emerging markets may face significant economic difficulties as demand for their exports weakens. Developing countries may also face disproportionately large exposure to the negative effects of climate change, both because of geography and because they lack access to technology to adapt to its effects, which could include increased frequency and severity of natural disasters and extreme weather events such as droughts, rising sea levels, decreased crop yields, and increased spread of disease, all of which could harm performance of affected economies.

Many emerging market countries suffer from uncertainty and corruption in their legal frameworks. Legislation may be difficult to interpret and laws may be too new to provide any precedential value. Laws regarding foreign investment and private property may be weak, not enforced, or non-existent. Sudden changes in governments or the transition of regimes may result in policies that are less favorable to investors such as policies designed to expropriate or nationalize "sovereign" assets. Certain emerging market countries in the past have expropriated large amounts of private property, in many cases with little or no compensation, and there can be no assurance that such expropriation will not occur in the future.

The United States may impose economic sanctions against emerging market companies in various sectors in which the fund may invest. These sanctions, if imposed, could impair a fund's ability to meet its investment objectives. A fund may be prohibited from investing in securities issued by companies subject to such sanctions and may be required to freeze its existing investments in those companies, prohibiting the fund from selling or otherwise transacting in these investments. Such sanctions, or other intergovernmental actions that may be taken in the future, may result in the devaluation of the country's currency, a downgrade in the country's credit rating, and a decline in the value and liquidity of impacted company stocks.

Many emerging market countries in which a fund may invest lack the social, political, and economic stability characteristic of the United States. Political instability among emerging market countries can be common and may be caused by an uneven distribution of wealth, social unrest, labor strikes, civil wars, and religious oppression. Economic instability in emerging market countries may take the form of: (i) high interest rates; (ii) high levels of inflation, including hyperinflation; (iii) high levels of unemployment or underemployment; (iv) changes in government economic and tax policies, including confiscatory taxation (or taxes on foreign investments); and (v) imposition of trade barriers.

Currencies of emerging market countries are subject to significantly greater risks than currencies of developed countries. Some emerging market currencies may not be internationally traded or may be subject to strict controls by local governments, resulting in undervalued or overvalued currencies. Some emerging market countries have experienced balance of payment deficits and shortages in foreign exchange reserves. As a result, some governments have responded by restricting currency conversions. Future restrictive exchange controls could prevent or restrict a company's ability to make dividend or interest payments in the original currency of the obligation (usually U.S. dollars). In addition, even though the currencies of some emerging market countries may be convertible into U.S. dollars, the conversion rates may be artificial relative to their actual market values.

Governments of many emerging market countries have become overly reliant on the international capital markets and other forms of foreign credit to finance large public spending programs which cause huge budget deficits. Often, interest payments have become too overwhelming for these governments to meet, as these payments may represent a large percentage of a country's total GDP. Accordingly, these foreign obligations have become the subject of political debate and served as fuel for political parties of the opposition, which pressure governments not to make payments to foreign creditors, but instead to use these funds for social programs. Either due to an inability to pay or submission to political pressure, the governments have been forced to seek a restructuring of their loan and/or bond obligations, have declared a temporary suspension of interest payments, or have defaulted on their outstanding debt obligations. These events have adversely affected the values of securities issued by the governments and corporations domiciled in these emerging market countries and have negatively affected not only their cost of borrowing, but their ability to borrow in the future as well. Emerging markets have also benefited from continued monetary policies adopted by the central banks of developed countries. The U.S. Federal Reserve, however, ended its quantitative easing program in October 2014.

In addition to their over-reliance on international capital markets, many emerging economies are also highly dependent on international trade and exports, including exports of oil and other commodities. As a result, these economies are particularly vulnerable to downturns of the world economy. In recent years, emerging market economies have been subject to tightened international credit supplies and weakened global demand for their exports and, as a result, certain of these economies faced significant difficulties and some economies face recessionary concerns. Over the last decade, emerging market countries, and companies domiciled in such countries, have acquired significant debt levels. Any potential increase in U.S. interest rates could restrict the access to relatively inexpensive credit supplies and jeopardize the ability of emerging market countries to pay their respective debt service obligations. Although certain economies in emerging market countries have shown signs of growth and recovery, continued growth is dependent on the uncertain economic outlook of China, Japan, the European Union, and the United States. The reduced demand for exports and lack of available capital for investment resulting from the European crisis, a slowdown in China, and weakened global economy may inhibit growth for emerging market countries.

Canada.

Political. Canada's parliamentary system of government is, in general, stable. Quebec does have a "separatist" opposition party whose objective is to achieve sovereignty and increased self-governing legal and financial powers for the province. To date, referendums on Quebec sovereignty have been defeated. If a referendum about the independence of Quebec were successful, the Canadian federal government may be obliged to negotiate with Quebec.

Economic. Canada is a major producer of commodities such as forest products, metals, agricultural products, and energy related products like oil, gas, and hydroelectricity. Accordingly, changes in the supply and demand of base commodity resources and industrial and precious metals and materials, both domestically and internationally, can have a significant effect on Canadian market performance.

The United States is Canada's largest trading partner and developments in economic policy and U.S. market conditions have a significant impact on the Canadian economy. The expanding economic and financial integration of the United States, Canada, and Mexico through the North American Free Trade Agreement may make the Canadian economy and securities market more sensitive to North American trade patterns.

In recent years, growth slowed down in certain sectors of the Canadian economy, particularly energy extraction and manufacturing. Although the Canadian economy had suffered from a recession due, in part, to the recent global financial crisis, the Canadian economy has since recovered. However, growth forecasts remain modest, especially as commodities are in the midst of a cyclical downturn, which has adversely affected the Canadian economy. Furthermore, the relative strength of the Canadian dollar against the U.S. dollar may negatively affect Canada's ability to export, which could limit Canada's economic growth.

Europe. The European Union (EU) is an intergovernmental and supranational union of European countries spanning the continent, each known as a member state. One of the key activities of the EU is the establishment and administration of a common single market, consisting of, among other things, a common trade policy. In order to pursue this goal, member states established, among other things, the European Economic and Monetary Union (EMU), which sets out different stages and commitments that member states need to follow to achieve greater economic policy coordination and monetary cooperation, including the adoption of a single currency, the euro. While all EU member states participate in the economic union, only certain EU member states have adopted the euro as their currency. When a member state adopts the euro as its currency, the member state no longer controls its own monetary policies. Instead, the authority to direct monetary policy is exercised by the European Central Bank (ECB).

While economic and monetary convergence in the EU may offer new opportunities for those investing in the region, investors should be aware that the success of the EU is not wholly assured. European countries can be significantly affected by the tight fiscal and monetary controls that the EU governing institutions may impose on its members or with which candidates for EMU membership are required to comply. Europe must grapple with a number of challenges, any one of which could threaten the survival of this monumental undertaking. The countries adopting the euro must adjust to a unified monetary system, the absence of exchange rate flexibility, and the loss of some degree of economic sovereignty. Europe's economies are diverse, its governments are decentralized, and its cultures differ widely. Unemployment in some European countries has historically been higher than in the United States and could pose political risk, and has, since the financial crisis, reached abnormally high levels. Many EU nations are susceptible to high economic risks associated with high levels of debt, notably due to investments in sovereign debts of European countries such as Greece, Italy, Spain, Portugal, and the Republic of Ireland. One or more member states might exit the EU, placing its currency and banking system in jeopardy. The EU currently faces major issues involving its membership, structure, procedures and policies, including the successful political, economic and social integration of new member states, the EU's resettlement and distribution of refugees, and resolution of the EU's problematic fiscal and democratic accountability. Efforts of the member states to continue to unify their economic and monetary policies may increase the potential for similarities in the movements of European markets and reduce the benefit of diversification within the region.

Political. Over the last two decades, the EU has extended its membership and influence to the east. It has accepted several Eastern European countries as new members, and has engaged with several other countries regarding future enlargement. It is hoped that membership for these states will help cement economic and political stability across the region. For these countries, membership serves as a strong political impetus to engage in regulatory and political reforms and to employ tight fiscal and monetary policies. Nevertheless, certain new member states, including former Soviet satellites, remain burdened to various extents by the inherited inefficiencies of centrally planned economies similar to what existed under the Soviet Union. Further expansion of the EU has long-term economic benefits for both member states and potential expansion candidates. However, certain European countries are not viewed as currently suitable for membership, especially countries further east with less developed economies. Also, as the EU continues to enlarge, the candidate countries' accessions may grow more controversial. Some member states may repudiate certain candidate countries joining the EU upon concerns about the possible economic, immigration, and cultural implications that may result from such enlargement. The current and future status of the EU therefore continues to be the subject of political controversy, with widely differing views both within and between member states. The growth of nationalist and populist parties in both national legislatures and the European Parliament may further threaten enlargement, and impede both national and supranational governance.

The United Kingdom, in response to domestic dissatisfaction with EU governance, policies and institutions, has recently threatened to leave the EU. The ruling government has promised a referendum on continuing EU membership by the end of 2017. While all three major political parties have promised to support remaining in the EU, the outcome of any such referendum is uncertain. Furthermore, the ruling government has promised to use the referendum to renegotiate terms of the United Kingdom's membership. The threat of an exit should cause significant uncertainty over the returns of investments in both the United Kingdom and member states.

An increasingly assertive Russia poses its own set of risks for the EU. Opposition to EU expansion to members of the former Soviet bloc may prompt more intervention by Russia in the affairs of its neighbors, as seen in Ukraine since 2014 and Georgia in 2008. Effects of this interventionist stance may take various forms, including direct effects, such as export restrictions on Russia's natural resources, Russian support for separatist groups located in EU countries, or externalities of ongoing conflict, such as an influx of refugees from Ukraine, or collateral damage to foreign assets in conflict zones, all of which could negatively impact EU economic activity.

It is possible that the gap between rich and poor within the EU's member states, and particularly among new members that have not met the requirements for joining the EMU, may increase, and that realigning traditional alliances could alter trading relationships and potentially provoke divisive socioeconomic splits.

In the transition to the single economic system, significant political decisions will be made that may affect market regulation, subsidization, and privatization across all industries, from agricultural products to telecommunications.

The influx of migrants and asylum seekers, primarily from Africa and the Middle East, also poses certain risks to the EU. The ongoing civil war in Syria and economic hardship across Africa and the developing world have produced an outflow of refugees seeking resettlement in the EU. Resettlement itself may be costly for individual countries, particularly those border countries on the periphery of the EU where migrants first enter. However, the pressing questions over accepting, processing and distributing migrants have been a significant source of intergovernmental disagreements and could pose significant dangers to the integrity of the EU.

Economic. As economic conditions across member states may vary widely, there is continued concern about national-level support for the euro and the accompanying coordination of fiscal and wage policy among EMU member states. Member states must maintain tight control over inflation, public debt, and budget deficits in order to qualify for participation in the euro. These requirements severely limit EMU member states' ability to implement fiscal policy to address regional economic conditions. Moreover, member states that use the euro cannot devalue their currencies in the face of economic downturn, precluding them from stoking inflation to reduce their real debt burden and potentially rendering their exports less competitive.

The recent global financial crisis brought several small countries in Europe to the brink of bankruptcy, threatening sovereign default. Many other economies fell into recession, decreasing tax receipts and widening budget deficits. In response, many countries of Europe have implemented fiscal austerity, decreasing discretionary spending in an attempt to decrease their budget deficits. However, many European governments continue to face high levels of public debt and substantial budget deficits, some with shrinking government expenditures, which hinder economic growth in the region and may still threaten the continued viability of the EMU. Due to these large public deficits, some European issuers may continue to have difficulty accessing capital and may be dependent on emergency assistance from European governments and institutions to avoid defaulting on their outstanding debt obligations. The availability of such assistance, however, may be contingent on an issuer's implementation of certain reforms or reaching a required level of performance, which may increase the possibility of default. Such prospects could inject significant volatility into European markets, which may reduce the liquidity or value of a fund's investments in the region. Likewise, the high levels of public debt raise the possibility that certain European issuers may be forced to restructure their debt obligations, which could cause a fund to lose the value of its investments in any such issuer.

The European sovereign debt crisis, the financial crisis, and the ongoing recession in parts of Europe have weakened the banking and financial sectors of many European countries. Many institutions were saddled with high default rates on loans, found their assets hard to value, and were forced to maintain higher capital reserves under new regulations. This has led to decreased returns from finance and banking directly, and has constricted the sector's ability to lend, thus potentially reducing future returns. Further reducing the returns to the banking sector have been the historically low interest rates in Europe prompted by the ECB's expanded asset purchase program. However, the asset purchase program is but one of the ECB's recent policy actions intended to spur economic growth and ward off deflation, including quantitative easing, lowering the ECB's benchmark rate into negative territory, and opening a liquidity channel to encourage bank lending.

European policy makers took unprecedented steps to respond to the economic crisis in the region, and there is an increased risk that regulatory uncertainty could have a negative effect on the value of a fund's investments in the region. Eleven EU countries, led by France and Germany, are currently trying to pass a financial transactions tax to take effect in 2016. Although only transactions in which at least one party is located in one of the adopting nations would be subject to the tax, the extraterritorial effects are expected to be broad. Moreover, governments across the EMU are facing increasing opposition to certain crisis response measures. For example, efforts to reduce public spending in certain countries have been met with large-scale protests. As a result, many governments in the region have collapsed or been voted out of office in recent years. Leaders in some of these countries have openly questioned the sustainability of the EMU, which raises the risk that certain member states will abandon the euro or that the euro may cease to exist as a single currency in its current form. Any such occurrence would likely have wide-ranging effects on global markets that are difficult to predict. However, these effects would likely have a negative impact on a fund's investments in the region.

Although some European economies have shown signs of recovery, the fallout from the financial crisis and the ongoing debt crisis has limited the prospect of short-term growth and economic recovery in the region. Some countries have experienced stagnation, declines in GDP, and returns to recession, raising the specter that other European economies could follow suit. Economic challenges facing the region include high levels of public debt, significant rates of unemployment, aging populations, heavy regulation of non-financial businesses, persistent trade deficits, rigid labor markets, and inability to access credit. Although certain of these challenges may weigh more heavily on some European economies than others, the economic integration of the region increases the likelihood that recession in one country may spread to others. Should Europe fall into another recession, the value of a fund's investments in the region may be affected.

Currency. Investing in euro-denominated securities (or securities denominated in other European currencies) entails risk of being exposed to a currency that may not fully reflect the strengths and weaknesses of the disparate European economies. In addition, many European countries rely heavily upon export-dependent businesses and any strength in the exchange rate between the euro and the U.S. dollar can have either a positive or a negative effect upon corporate profits and the performance of EU investments. Currencies have become more volatile, subjecting a fund's foreign investments to additional risks.

Nordic Countries. The Nordic countries - Iceland, Denmark, Finland, Norway, and Sweden - relate to European integration in different ways. Norway and Iceland are outside the EU, although they are members of the European Economic Area. Denmark, Finland, and Sweden are all EU members, but only Finland has adopted the euro as its currency. Faced with stronger global competition, some Nordic countries have had to scale down their historically generous welfare programs, resulting in drops in domestic demand and increased unemployment. Major industries in the region, such as forestry, agriculture, and oil, face pressure as a result of high labor costs. Economic growth in many Nordic countries continues to be constrained by tight labor markets and adverse European and global economic conditions, particularly the decline in global commodity demand. The Nordic countries' once-vital manufacturing sector has experienced continued contraction due to outsourcing and flagging demand, spurring increasing unemployment. Although only Finland has adopted the euro, all Nordic currencies are facing deflationary pressure. Furthermore, the protracted recovery following the European crisis and the weakened global economy may limit the growth prospects of the Nordic economies.

Eastern Europe. Investing in the securities of Eastern European issuers is highly speculative and involves risks not usually associated with investing in the more developed markets of Western Europe. Political and economic reforms are too recent to establish a definite trend away from centrally planned economies and state-owned industries. Investments in Eastern European countries may involve risks of nationalization, expropriation, and confiscatory taxation.

Many Eastern European countries continue to move towards market economies at different paces with appropriately different characteristics. Most Eastern European markets suffer from thin trading activity, dubious investor protections, and often a dearth of reliable corporate information. Information and transaction costs, differential taxes, and sometimes political or transfer risk give a comparative advantage to the domestic investor rather than the foreign investor. In addition, these markets are particularly sensitive to social, political, economic, and currency events in Western Europe and Russia and may suffer heavy losses as a result of their trading and investment links to these economies and their currencies. In particular, the disruption to the Russian economy as a result of sanctions imposed by the United States and EU in connection with Russia's involvement in Ukraine may hurt Eastern European economies with close trade links to Russia. Russia may also attempt to directly assert its influence in the region through economic or military means.

In some of the countries of Eastern Europe, there is no stock exchange or formal market for securities. Such countries may also have government exchange controls, currencies with no recognizable market value relative to the established currencies of Western market economies, little or no experience in trading in securities, weak or nonexistent accounting or financial reporting standards, a lack of banking and securities infrastructure to handle such trading and a legal tradition without strongly defined property rights. Due to the value of trade and investment between Western Europe and Eastern Europe, credit and debt issues and other economic difficulties affecting Western Europe and its financial institutions can negatively affect Eastern European countries.

Eastern European economies may also be particularly susceptible to the volatility of the international credit market due to their reliance on bank related inflows of foreign capital. The recent global financial crisis restricted international credit supplies and several Eastern European economies faced significant credit and economic crises. Although some Eastern European economies are expanding again, major challenges are still present as a result of their continued dependence on the Western European zone for credit and trade. Accordingly, the European crisis may present serious risks for Eastern European economies, which may have a negative effect on a fund's investments in the region.

Several Eastern European countries on the periphery of the EU have recently been the destination for a surge of refugee and migrants fleeing the civil war in Syria and economic hardship across Africa and the developing world. While these countries have borne many of the direct costs of the surge of refugees and migrants seeking resettlement in Europe, they have also faced significant international criticism over their treatment of migrants and refugees which may dissuade foreign investors by undermining faith in these countries' governance institutions.

Japan. Japan continues to recover from a recurring recession; however, it is still vulnerable to persistent underlying systemic risks. Despite signs of economic growth, Japan is still the subject of recessionary concerns. While Japan experienced an increase in exports in recent years, the rate of export growth has since slowed. The most recent economic recession was likely compounded by Japan's massive government debt, the aging and shrinking of the population, an unstable financial sector, low domestic consumption, and certain corporate structural weaknesses, which remain some of the major long-term problems of the Japanese economy.

Overseas trade is important to Japan's economy and Japan's economic growth is significantly driven by its exports. Japan has few natural resources and must export to pay for its imports of these basic requirements. Meanwhile, Japan's aging and shrinking population increases the cost of the country's pension and public welfare system and lowers domestic demand, making Japan more dependent on exports to sustain its economy. Therefore, any developments that negatively affect Japan's exports could present risks to a fund's investments in Japan. For example, domestic or foreign trade sanctions or other protectionist measures could harm Japan's economy. Likewise, any escalation of tensions with China or South Korea over disputed territorial claims may adversely impact Japan's trading relationship with two of its largest trading partners. In addition, Japan is particularly susceptible to slowing economic growth in China, Japan's largest export market. Given that China is a large importer or Japanese goods and is a significant source of global economic growth the Chinese slowdown may negatively impact Japanese economic growth both directly and indirectly. Similarly, the European crisis and weakened global economy could present additional risks to a fund's investments in Japan.

Japan's recovery from the recession has been affected by economic distress resulting from the earthquake and resulting tsunami that struck northeastern Japan in March 2011 causing major damage along the coast, including damage to nuclear power plants in the region. Following the earthquake, Japan's financial markets fluctuated dramatically, in part due to uncertainty about the country's domestic energy supply. The government injected capital into the economy and proposed plans for massive spending on reconstruction efforts in disaster-affected areas in order to stimulate economic growth. The full extent of the natural disaster's impact on Japan's economy and foreign investment in Japan is difficult to estimate. The risks of natural disasters of varying degrees, such as earthquakes and tsunamis, and the resulting damage, continue to exist.

Successful financial sector reform would contribute to Japan's economic recovery at home and would benefit other economies in Asia. Internal conflict over the proper way to reform the banking system continues to exist. Although, Japanese banks are stable, maintaining large capital bases, they continue to face difficulties generating profits. Currency fluctuations may also significantly affect Japan's economy. In recent years, Japan has employed a program of monetary loosening, fiscal stimulus, and growth-oriented structural reform, which has generated early success in raising growth rates. Although Japan's central bank has continued its quantitative easing program, there is no guarantee such efforts will be sufficient or that additional stimulus policies will not be necessary in the future. Furthermore, the long term potential of this strategy remains uncertain, as the slow growth following the first of two planned increases in Japan's consumption tax put the second round of increases in doubt.

Asia Pacific Region (ex Japan). Many countries in the region have historically faced political uncertainty, corruption, military intervention, and social unrest. Examples include military threats on the Korean peninsula and along the Taiwan Strait, the ethnic, sectarian, and separatist violence found in Indonesia, and the nuclear arms threats between India and Pakistan. To the extent that such events continue in the future, they can be expected to have a negative effect on economic and securities market conditions in the region. In addition, the Asia Pacific geographic region has historically been prone to natural disasters. The occurrence of a natural disaster in the region could negatively impact the economy of any country in the region.

Economic. The economies of many countries in the region are heavily dependent on international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the United States, Japan, China, and the European Union. The countries in this region are also heavily dependent on exports and are thus particularly vulnerable to any weakening in global demand for these products. Many countries in the region are economically reliant on a wide range of commodity exports. Consequently, countries in this region have been adversely affected by the cyclical downturn in global commodity prices and are particularly susceptible to a slowdown in Chinese economic growth. Additionally, countries in this region have experienced high debt levels, an issue that is being compounded by weakened local currencies. The recent global financial crisis spread to the region, significantly lowering its exports and foreign investments in the region, which are driving forces of its economic growth. In addition, the economic crisis also significantly affected consumer confidence and local stock markets. Although the economies of many countries in the region have exhibited signs of growth, such improvements, if sustained, may be gradual. Furthermore, any such growth may be limited or hindered by the reduced demand for exports due to slowing growth in China, which could significantly reduce demand for the natural resources many Asia Pacific economies export. Because China has been such a major source of demand for raw materials and a supplier of foreign direct investment to exporting economies, the slowdown of the Chinese economy could significantly affect regional growth. Regional growth may also be limited by lack of available capital for investment resulting from the European crisis and weakened global economy, as well as the tapering of the monetary policies adopted by the central banks of developed countries. However, as previously indicated, the United States Federal Reserve ended its quantitative easing in October 2014.

The Republic of Korea (South Korea). Investing in South Korea involves risks not typically associated with investing in the U.S. securities markets. Investments in South Korea are, in part, dependent on the maintenance of peaceful relations with North Korea. Relations between the two remain tense, as exemplified in periodic acts of hostility, and the possibility of serious military engagement still exists.

The Korean economy's reliance on international trade makes it highly sensitive to fluctuations in international commodity prices, currency exchange rates and government regulation, and vulnerable to downturns of the world economy. South Korea has experienced modest economic growth in recent years, such continued growth may slow due, in part, to the economic slowdown in China and the increased competitive advantage of Japanese exports with the weakened yen. South Korea is particularly sensitive to the economic undulations of its four largest export markets (the European Union, Japan, United States, and China), which all face economic difficulties, including low growth rates. The economic weakness of South Korea's most important trading partners could stifle demands for South Korean exports and damage its own economic prospects. In particular, given that China is both a large importer of South Korean goods and a significant source of global demand, the Chinese slowdown may, directly or indirectly, negatively impact South Korean economic growth. The South Korean economy’s long-term challenges include a rapidly aging population, inflexible labor market, and overdependence on exports to drive economic growth.

China Region. The China Region encompasses the People's Republic of China, Taiwan, and Hong Kong. The region is highly interconnected and interdependent, with relationships and tensions built on trade, finance, culture, and politics. The economic success of China will continue to have an outsized influence on the growth and prosperity of Taiwan and Hong Kong.

Although the People's Republic of China has experienced three decades of unprecedented growth, it now faces a slowing economy. The real estate market, which many observers believed to be inflated, has begun to decline. Local governments, which had borrowed heavily to bolster growth, face high debt burdens and limited revenue sources. Demand for Chinese exports by Western countries, including the United States and Europe, may weaken due to the effects of weakened economic growth in those countries resulting from the European crisis and weakened global economy. Additionally, Chinese land reclamation projects and actions to lay claim to disputed islands have caused relations with China's regional trading partners to suffer, and could cause further disruption to regional trade. In the long run, China's ability to develop and sustain a credible legal, regulatory, monetary, and socioeconomic system could influence the course of outside investment.

Hong Kong is closely tied to China, economically and politically, following the United Kingdom's 1997 handover of the former colony to China to be governed as a Special Administrative Region. Changes to Hong Kong's legal, financial, and monetary system could negatively impact its economic prospects. Hong Kong's evolving relationship with the central government in Beijing could prove a source of future political unrest and economic disruption.

Although many Taiwanese companies heavily invest in China, a state of hostility continues to exist between China and Taiwan. Taiwan's political stability and ability to sustain its economic growth could be significantly affected by its political and economic relationship with China. Although economic and political relations have both improved, Taiwan remains vulnerable to both Chinese territorial ambitions and economic downturns.

In addition to the risks inherent in investing in the emerging markets, the risks of investing in China, Hong Kong, and Taiwan merit special consideration.

People's Republic of China. China's economy has transitioned from a rigidly central-planned state-run economy to one that has been only partially reformed by more market-oriented policies. Although the Chinese government has implemented economic reform measures, reduced state ownership of companies and established better corporate governance practices, a substantial portion of productive assets in China are still owned by the Chinese government. The government continues to exercise significant control over regulating industrial development and, ultimately, control over China's economic growth, both through direct involvement in the market through state owned enterprises, and indirectly by allocating resources, controlling access to credit, controlling payment of foreign currency-denominated obligations, setting monetary policy and providing preferential treatment to particular industries or companies.

After many years of steady growth, the growth rate of China's economy has recently slowed. Although this slowdown was to some degree intentional, as an attempt to stop certain sectors from overheating, and an attempt to shift the economy from one based on low cost export manufacturing to a model driven more by domestic consumption, it holds significant economic, social and political risks. For one, the real estate market, once rapidly growing in major cities, has slowed down and may prompt government intervention to prevent collapse. Additionally, local government debt is still very high, and local governments have few viable means to raise revenue, especially with the fall in demand for housing. Moreover, although China has tried to restructure its economy towards consumption, it remains heavily dependent on exports and is, therefore, susceptible to downturns abroad which may weaken demand for its exports and reduced foreign investments in the country. In particular, the economy faces the prospect of prolonged weakness in demand for Chinese exports as its major trading partners, such as the United States, Japan, and Europe, continue to experience economic uncertainty stemming from the European crisis and weakened global economy, among other things. Over the long term, China's aging infrastructure, worsening environmental conditions, rapid and inequitable urbanization, and quickly widening urban and rural income gap, which all carry political and economic implications, are among the country's major challenges. China also faces problems of domestic unrest and provincial separatism.

Chinese territorial claims are another source of tension and present risks to diplomatic and trade relations with certain of China's regional trade partners. Recent Chinese assertiveness, as seen in its land reclamation projects and the establishment of an Air Defense Identification Zone over islands claimed and occupied by Japan, raises fears of both accidental military conflict, and that Chinese territorial claims result in international reprisal. Such a reprisal may reduce international demand for Chinese goods and services, or causing a decline in foreign direct investment, both of which could have a negative effect on a fund's investments in the securities of Chinese issuers.

As with all transition economies, China's ability to develop and sustain a credible legal, regulatory, monetary, and socioeconomic system could influence the course of outside investment. The Chinese legal system, in particular, constitutes a significant risk factor for investors. The Chinese legal system is based on statutes. Since the late 1970s, Chinese legislative bodies have promulgated laws and regulations dealing with various economic matters such as foreign investment, corporate organization and governance, commerce, taxation, and trade. However, these laws are relatively new and published court decisions based on these laws are limited and non-binding. The interpretation and enforcement of these laws and regulations are uncertain.

China continues to limit direct foreign investments generally in industries deemed important to national interests. Foreign investment in domestic securities is also subject to substantial restrictions. Securities listed on China's two main stock exchanges are divided into two classes. One of the two classes is limited to domestic investors (and a small group of qualified international investors), while the other is available to both international and domestic investors. Although the Chinese government has announced plans to merge the two markets, it is uncertain whether and to what extent such a merger will take place. The existing bifurcated system raises liquidity and stability concerns. Some believe that China's currency is undervalued. Currency fluctuations could significantly affect China and its trading partners. China continues to exercise control over the value of its currency, rather than allowing the value of the currency to be determined by market forces. This type of currency regime may experience sudden and significant currency adjustments, which may adversely impact investment returns. One such currency adjustment occurred recently, in which China purposefully devalued the yuan in an effort to bolster economic growth.

Additionally, China's stock market has experienced tumult and high volatility, which has prompted the Chinese government to implement a number of policies and restrictions with regards to the securities market. For instance, the government implemented a temporary moratorium on the sale of certain securities, subject to certain conditions. While these actions are aimed at maintaining growth and stability in the stock market, investors in Chinese securities may be negatively affected by, among other things, disruptions in the ability to sell securities for compliance with investment objectives or when most advantageous given market conditions. It is not clear what the long-term effect of these policies will be on the securities market in China or whether additional actions by the government will occur in the future.

Hong Kong. In 1997, the United Kingdom handed over control of Hong Kong to the People's Republic of China. Since that time, Hong Kong has been governed by a semi-constitution known as the Basic Law, while defense and foreign affairs are the responsibility of the central government in Beijing. The chief executive of Hong Kong is appointed by the Chinese government. However, Hong Kong is able to participate in international organizations and agreements and it continues to function as an international financial center, with no exchange controls, free convertibility of the Hong Kong dollar and free inward and outward movement of capital. The Basic Law also guarantees existing freedoms, including the freedom of speech, assembly, press, and religion, as well as the right to strike and travel. Business ownership, private property, the right of inheritance and foreign investment are also protected by law. By treaty, China has committed to preserve Hong Kong's high degree of autonomy in certain matters until 2047. However, recent protests in Hong Kong over political, economic, and legal freedoms, and the Chinese government's response to them, demonstrate the political uncertainty within Hong Kong and there is no guarantee that additional protests will not arise in the future.

Hong Kong has experienced strong economic growth in recent years due, in part, to its close ties with China and a strong service sector, but Hong Kong still faces concerns over overheating in certain sectors of its economy, such as its real estate market, which could limit Hong Kong's future growth. In addition, because of Hong Kong's heavy reliance on international trade and global financial markets, Hong Kong remains exposed to significant risks as a result of the European crisis and weakened global economy. Likewise, due to Hong Kong's close political and economic ties with China, the economic slowdown on the mainland has had a negative impact on Hong Kong's economy.

Taiwan. For decades, a state of hostility has existed between Taiwan and the People's Republic of China. China has long deemed Taiwan a part of the "one China" and has made a nationalist cause of recovering it. In the past, China has staged frequent military provocations off the coast of Taiwan and made threats of full-scale military action. However, tensions have lowered, exemplified by improved relations, including the first official contacts between the governments on China and Taiwan since 1949. Foreign trade has been the engine of rapid growth in Taiwan and has transformed the island into one of Asia's great exporting nations. As an export-oriented economy, Taiwan depends on an open world trade regime and remains vulnerable to downturns in the world economy. Taiwanese companies continue to compete mostly on price, producing generic products or branded merchandise on behalf of multinational companies. Accordingly, these businesses can be particularly vulnerable to currency volatility and increasing competition from neighboring lower-cost countries. Moreover, many Taiwanese companies are heavily invested in mainland China and other countries throughout Southeast Asia, making them susceptible to political events and economic crises in these parts of the region. The economic slowdown in China has prompted China to ease monetary policy in an effort to stabilize growth prospects. Significantly, Taiwan and China recently entered into agreements covering banking, securities, and insurance. Closer economic links with the mainland may bring greater opportunities for the Taiwanese economy, but also poses new challenges. For example, foreign direct investment in China has resulted in Chinese import substitution away from Taiwan's exports and a restriction of potential job creation in Taiwan. More recently, Taiwan has sought to diversify its export markets and reduce its dependence on the Chinese market by increasing exports to the United States, Japan, Europe, and other Asian countries. In addition, the lasting effects of the European crisis and weakened global economy may reduce demand for Taiwan's exports, which could cause the economy to face a recession.

India. The value of a fund's investments in Indian securities may be affected by, among other things, political developments, rapid changes in government regulation, state intervention in private enterprise, nationalization or expropriation of foreign assets, legal uncertainty, high rates of inflation or interest rates, currency volatility, and civil unrest. Moreover, the Indian economy remains vulnerable to natural disasters, such as droughts and monsoons. In addition, any escalation of tensions with Pakistan may have a negative impact on a fund's investments in India. Likewise, political, social and economic disruptions caused by domestic sectarian violence or terrorist attacks may also present risks to a fund's investments in India.

The Indian economy is heavily dependent on exports and services provided to U.S. and European companies, and is vulnerable to any weakening in global demand for these products and services. In recent years, rising wages have chipped away at India's competitive advantage in certain service sectors. A slowdown in the manufacturing sector, a large fiscal deficit, and persistent inflation have led to several years of tepid economic growth in India. While the economic growth rate has risen more recently, it is uncertain whether higher growth rates are sustainable without more fundamental governance reforms.

Furthermore, restrictions or controls applicable to foreign investment in the securities of issuers in India may also adversely affect a fund's investments within the country. The availability of financial instruments with exposure to Indian financial markets may be substantially limited by restrictions on foreign investors. Foreign investors are required to observe certain investment restrictions, including limits on shareholdings, which may impede a fund's ability to invest in certain issuers or to fully pursue its investment objective. These restrictions may also have the effect of reducing demand for, or limiting the liquidity of, such investments. There can be no assurance that the Indian government will not impose restrictions on foreign capital remittances abroad or otherwise modify the exchange control regime applicable to foreign investors in such a way that may adversely affect the ability of a fund to repatriate their income and capital.

Shares of many Indian issuers are held by a limited number of persons and financial institutions, which may limit the number of shares available for investment. In addition, further issuances of securities by Indian issuers in which a fund has invested could dilute the investments of existing shareholders and could adversely affect the market price of such securities. Sales of securities by such issuer's major shareholders may also significantly and adversely affect other shareholders. Moreover, a limited number of issuers represent a disproportionately large percentage of market capitalization and trading value in India.

Recently, the Indian government has sought to implement numerous reforms to the economy, including efforts to bolster the Indian manufacturing sector and entice foreign direct investment. However, such reformation efforts have proven difficult and there is no guarantee that such reforms will be implemented or that they will be implemented in a manner that benefits investors.

Indonesia. Over the last decade, Indonesia has applied prudent macroeconomic efforts and policy reforms that have led to modest growth in recent years, but many economic development problems remain, including high unemployment, a fragile banking sector, endemic corruption, inadequate infrastructure, a poor investment climate, inflationary pressures and unequal resource distribution among regions. These problems may limit the country's ability to contain the severe and negative impact of the recent global financial crisis on its economy. In addition, Indonesia continues to be at risk of ethnic, sectarian, and separatist violence. Furthermore, slow budgetary disbursements have created challenges for government programs related to infrastructure, secondary education, and certain social policies.

Indonesia's dependence on resource extraction and export leaves it vulnerable to a slowdown of economies of its trading partners and a decline in commodity prices more generally. Commodity prices are in the midst of a cyclical downturn, which has adversely affected the exports of Indonesia's economy. Indonesia is particularly vulnerable to the effects of the slowdown in China, which has been a major source of demand growth for Indonesia's commodity exports. Should Chinese growth continue to slow, or worse, tip into recession, Indonesian growth will be strongly affected. Indonesia is also vulnerable to further weakness in Japan, which remains Indonesia's largest single export market. Additionally, Indonesia has lately faced the headwinds of high inflation and falling foreign direct investment, the latter spurred, in part, by statements in favor of economic nationalism, from the president that followed the enforcement of several laws intended to disadvantages foreign investors by limiting the share of local businesses foreigners may own. Keys to future growth remain internal reform, peaceful resolution of internal conflicts, bolstering the confidence of international and domestic investors, and strong global economic growth.

Thailand. Thailand has well-developed infrastructure and a free-enterprise economy, which is both conducive and enticing to certain foreign investment. While Thailand experienced an increase in exports in recent years, the rate of export growth has since slowed, in part due to weakness in commodity prices and the economic slowdown in China. Moreover, Thailand has pursued preferential trade agreements with a variety of partners in an effort to boost exports and maintain high growth. However, weakening fiscal discipline, separatist violence in the south, the intervention by the military in civilian spheres, and continued political instability may cause additional risks for investments in Thailand. The risk of political instability has proven substantial, as the protests, disputed election, government collapse, and coup of 2014 have led to short term declines in GDP, a collapse of tourism, and a decrease in foreign direct investment. The military junta continues to retain control of the government and has not indicated a willingness to cede power, persistently delaying the return of democratic elections. Such uncertainty regarding the return of democratic governance to Thailand could jeopardize the maintenance of economic growth.

Long term, Thailand's economy faces challenges including an aging population, outdated infrastructure, and an inadequate education system. Thailand's cost of labor has risen rapidly in recent years, threatening its status as a low cost manufacturing hub. In addition, natural disasters may affect economic growth in the country. For example, in late 2011, historic floods devastated industrial areas north of Bangkok, which severely harmed Thailand's manufacturing sector and reduced the country's economic growth. Thailand continues to be vulnerable to weak economic growth of its major trading partners, particularly China and Japan. Additionally, Thailand's economy continues to be hampered by concerns of tapering of the monetary policies adopted by the central banks of developed countries. However, as previously indicated, the United States Federal Reserve ended its quantitative easing in October 2014.

Philippines. The economy of the Philippines has benefitted from its relatively low dependence on exports and high domestic rates of consumption, as well as substantial remittances received from large overseas populations. Although the economy of the Philippines has grown quickly in recent years, there can be no assurances that such growth will continue. Like other countries in the Asia Pacific region, the Philippines' growth in recent years has been reliant, in part, on exports to larger economies, notably the United States, Japan and China. Given that China is a large importer and source of global demand, the Chinese slowdown may, directly or indirectly, negatively impact Philippine economic growth. Additionally, lower economic growth abroad may lead to lower remittances from Filipino emigrants abroad, negatively impacting economic growth in the Philippines. Furthermore, certain weaknesses in the economy, such as inadequate infrastructure, high poverty rates, uneven wealth distribution, low fiscal revenues, endemic corruption, inconsistent regulation, unpredictable taxation, unreliable judicial processes, and the appropriation of foreign assets may present risks to a fund's investments in the Philippines. In addition, investments in the Philippines are subject to risks arising from political or social unrest, including threats from military coups, terrorist groups and separatist movements. Likewise, the Philippines is prone to natural disasters such as typhoons, tsunamis, earthquakes and flooding, which may also present risks to a fund's investments in the Philippines.

Latin America. As an emerging market, Latin America historically suffered from social, political, and economic instability. For investors, this has meant additional risk caused by periods of regional conflict, political corruption, totalitarianism, protectionist measures, nationalization, hyperinflation, debt crises, sudden and large currency devaluation, and intervention by the military in civilian and economic spheres. For example, at times the government of Brazil has imposed a tax on foreign investment in Brazilian stocks and bonds, which may affect the value of a fund's investments in the securities of Brazilian issuers. However, in some Latin American countries, a move to sustainable democracy and a more mature and accountable political environment is under way. Domestic economies have been deregulated, privatization of state-owned companies is almost completed and foreign trade restrictions have been relaxed.

Nonetheless, to the extent that events such as those listed above continue in the future, they could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region. In addition, recent favorable economic performance in much of the region has led to a concern regarding government overspending in certain Latin American countries. Investors in the region continue to face a number of potential risks. Certain Latin American countries depend heavily on exports to the United States and investments from a small number of countries. Accordingly, these countries may be sensitive to fluctuations in demand, exchange rates and changes in market conditions associated with those countries. The economic growth of most Latin American countries is highly dependent on commodity exports and the economies of certain Latin American countries, particularly Mexico and Venezuela, are highly dependent on oil exports. As a result, these economies are particularly susceptible to fluctuations in the price of oil and other commodities and currency fluctuations. The prices of oil and other commodities are in the midst of a cyclical downturn, driven, in part, by the slowdown in growth in China. If growth in China remains slow, or if global economic conditions worsen, Latin American countries may face significant economic difficulties. Although certain Latin American countries have recently shown signs of improved economic growth, such improvements, if sustained, may be gradual. In addition, prolonged economic difficulties may have negative effects on the transition to a more stable democracy in some Latin American countries. In certain countries, political risk, including nationalization risk, is high.

A number of Latin American countries are among the largest debtors of developing countries and have a long history of reliance on foreign debt and default. The majority of the region's economies have become highly dependent upon foreign credit and loans from external sources to fuel their state-sponsored economic plans. Historically, government profligacy and ill-conceived plans for modernization have exhausted these resources with little benefit accruing to the economy. Most countries have been forced to restructure their loans or risk default on their debt obligations. In addition, interest on the debt is subject to market conditions and may reach levels that would impair economic activity and create a difficult and costly environment for borrowers. Accordingly, these governments may be forced to reschedule or freeze their debt repayment, which could negatively affect local markets. Most recently, Argentina defaulted on its debt after a U.S. court ruled that payments to a majority of bondholders (who had settled for lower rates of repayment) could not be made so long as holdout bondholders were not paid the full value of their bonds. In addition to restricting Argentina's ability to issue new debt, and therefore fund its government, the ruling increases the risk of default on all sovereign debt containing such clauses, of which there is still an estimated $100 billion outstanding.

Because of their dependence on foreign credit and loans, a number of Latin American economies faced significant economic difficulties and some economies fell into recession as the recent global financial crisis tightened international credit supplies. These credit supply issues may be exacerbated if the U.S. Federal Reserve raises interest rates, potentially jeopardizing various countries' ability to service debt obligations or to service such obligations in a timely manner. While the region has recently shown some mixed signs of economic improvement, recovery from past economic downturns in Latin America has historically been slow, and any such recovery, if sustained, may be gradual. The ongoing effects of the European crisis and weakened global economy may reduce demand for exports from Latin America and limit the availability of foreign credit for some countries in the region. As a result, a fund's investments in Latin American securities could be harmed if economic recovery in the region is limited.

Russia. Investing in Russian securities is highly speculative and involves significant risks and special considerations not typically associated with investing in the securities markets of the United States and most other developed countries.

Political. Over the past century, Russia has experienced political and economic turbulence and has endured decades of communist rule under which tens of millions of its citizens were collectivized into state agricultural and industrial enterprises. Since the collapse of the Soviet Union, Russia's government has been faced with the daunting task of stabilizing its domestic economy, while transforming it into a modern and efficient structure able to compete in international markets and respond to the needs of its citizens. However, to date, many of the country's economic reform initiatives have floundered or been retrenched. In this environment, political and economic policies could shift suddenly in ways detrimental to the interest of foreign and private investors.

In the last few years, as significant income from oil and commodity exports boosted Russia's economic growth, the Russian government began to re-assert its regional geopolitical influence, including most recently its military intervention in Ukraine and engagement in Syria. The involvement in Ukraine has increased tensions between Russia and its neighbors and the West, resulting in the United States and EU placing sanctions on the Russian financial, energy, and defense sectors, as well as targeting top Kremlin officials. These sanctions, combined with a collapse in energy and commodity prices, have had the effect of slowing the Russian economy, which has fallen into recession in their wake. Additionally, the conflict has caused capital flight, loss of confidence in Russian sovereign debt, and a retaliatory import ban by Russia that has helped stoke inflation. Further possible actions by Russia, including restricting gas exports to Ukraine and countries downstream, or provoking another military conflict elsewhere in Eastern Europe could lead to greater consequences for the Russian economy.

Economic. Many Russian businesses are inefficient and uncompetitive by global standards due to systemic corruption, regulatory favoritism for government affiliated enterprises, or the legacy of old management teams and techniques left over from the command economy of the Soviet Union. Poor accounting standards, inept management, pervasive corruption, insider trading and crime, and inadequate regulatory protection for the rights of investors all pose a significant risk, particularly to foreign investors. In addition, enforcement of the Russian tax system is prone to inconsistent, arbitrary, retroactive, and/or exorbitant taxation.

Compared to most national stock markets, the Russian securities market suffers from a variety of problems not encountered in more developed markets. There is little long-term historical data on the Russian securities market because it is relatively new and a substantial proportion of securities transactions in Russia are privately negotiated outside of stock exchanges. The inexperience of the Russian securities market and the limited volume of trading in securities in the market may make obtaining accurate prices on portfolio securities from independent sources more difficult than in more developed markets. Additionally, there is little solid corporate information available to investors. As a result, it may be difficult to assess the value or prospects of an investment in Russian companies.

Because of the recent formation of the Russian securities market as well as the underdeveloped state of the banking and telecommunications systems, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act) is defined according to entries in the company's share register and normally evidenced by extracts from the register or by formal share certificates. However, these services are carried out by the companies themselves or by registrars located throughout Russia. These registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity and it is possible for a fund to lose its registration through fraud, negligence, or even mere oversight. While a fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive a fund of its ownership rights or improperly dilute its interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Furthermore, significant delays or problems may occur in registering the transfer of securities, which could cause a fund to incur losses due to a counterparty's failure to pay for securities the fund has delivered or the fund's inability to complete its contractual obligations because of theft or other reasons. The 2012 designation of the National Settlement Depository (NSD) as the exclusive settlement organization for all publicly traded Russian companies and investment funds has enhanced the efficiency and transparency of the Russian securities market. Additionally, recent agreements between the NSD and foreign central securities depositories and settlement organizations have allowed for simpler and more secure access for foreign investors as well.

The Russian economy is heavily dependent upon the export of a range of commodities including most industrial metals, forestry products, oil, and gas. Accordingly, it is strongly affected by international commodity prices and is particularly vulnerable to any weakening in global demand for these products. Furthermore, the sale and use of certain strategically important commodities, such as gas, may be dictated by political, rather than economic, considerations.

As the recent global financial crisis caused price volatility in commodities, especially oil, many sectors in the Russian economy fell into turmoil, pushing the whole economy into recession. In addition, prior to the global financial crisis, Russia's economic policy encouraged excessive foreign currency borrowing as high oil prices increased investor appetite for Russian financial assets. As a result of this credit boom, Russia reached alarming debt levels and suffered from the effects of tight credit markets. Russia continues to face significant economic challenges, including weak levels of investment and a sluggish recovery in external demand. In the near term, the fallout from the European crisis, slowing growth rates in China, and weakened global economy may reduce demand for Russian exports such as oil and gas, which could limit Russia's economic growth. Over the long-term, Russia faces challenges including a shrinking workforce, a high level of corruption, and difficulty in accessing capital for smaller, non-energy companies and poor infrastructure in need of large investments.

Currency. Foreign investors also face a high degree of currency risk when investing in Russian securities and a lack of available currency hedging instruments. The Russian ruble has recently been subject to significant devaluation pressure due to the fall in commodity prices and the collapse in the value of Russian exports. Although the Russian Central Bank has spent significant foreign exchange reserves to maintain the value of the ruble, such reserves are finite. Therefore, any investment denominated in rubles may be subject to significant devaluation in the future. In August 1998, Russia devalued the ruble, defaulted on short-term domestic bonds, and imposed a moratorium on the repayment of its international debt and the restructuring of the repayment terms. These actions negatively affected Russian borrowers' ability to access international capital markets and damaged the Russian economy. Although official sovereign debt to GDP figures are low for a developed economy, sovereign default remains a risk, as reflected in the recent downgrade of Russian sovereign debt by Moody's. Even absent a sovereign default, foreign investors could face the possibility of further devaluations. There is the risk that the government may impose capital controls on foreign portfolio investments in the event of extreme financial or political crisis. Such capital controls could prevent the sale of a portfolio of foreign assets and the repatriation of investment income and capital. Such risks have led to heightened scrutiny of Russian liquidity conditions, which in turn creates a heightened risk of the repatriation of ruble assets by nervous foreign investors. The recent economic turmoil in Russia caused the Russian ruble to depreciate as unemployment levels increased and global demand for oil exports decreased. In particular, the recent collapse in energy prices has shrunk the value of Russian exports and further weakened both the value of the ruble and the finances of the Russian state. The Russian economy has also suffered following the conflict in Ukraine, as a result of significant capital flight from the country. The pressure put on the ruble caused by this divestment has been compounded by the sanctions from the United States and EU, leading to further depreciation, a limitation of the ruble's convertibility, and an increase in inflation. The Russian central bank may need to manage bank liquidity carefully, including deploying its large quantity of foreign exchange reserves, to avoid worse fallout.

The Middle East and Africa. Investing in Middle Eastern and African securities is highly speculative and involves significant risks and special considerations not typically associated with investing in the securities markets of the United States and most other developed countries.

Political. Many Middle Eastern and African countries historically have suffered from political instability. Despite a growing trend towards democratization, especially in Africa, significant political risks continue to affect some Middle Eastern and African countries. These risks may include substantial government control over the private sector, corrupt leaders, civil unrest, suppression of opposition parties that can lead to further dissidence and militancy, fixed elections, terrorism, coups, and war. In the last several years, several countries in the Middle East and North Africa have experienced pro-democracy movements that resulted in swift regime changes. In some instances where pro-democracy movements successfully toppled regimes, the stability of successor regimes has proven weak, as evidenced, for example, in Egypt. In other instances, these changes have devolved into armed conflict involving local factions, regional allies or international forces, and even protracted civil wars, such as Libya, or most notably, Syria.

The protracted civil war in Syria has given rise to numerous militias, terrorist groups, and most notably, the proto-state of ISIS. The conflict has disrupted oil production across Syria and Iraq, effectively destroyed the economic value of large portions of the region, and caused a massive exodus of refugees into neighboring states, which further threatens government infrastructure of the refuge countries. Although the conflict is relatively isolated, there is a significant risk of it metastasizing as the civil war draws in more regional states and ISIS spreads an extremist ideology.

These regime changes, in the short term, have affected the status and speed of economic reforms in the region. Because many Middle East and African nations have a history of dictatorship, military intervention, and corruption, there can be no guarantee that recent movements toward a more democratic process will continue. Therefore, the long term effects of the ongoing regime changes are largely unpredictable. In addition, there is an increasing risk that historical animosities, border disputes, or defense concerns may lead to further armed conflict in the region. In all regions, such developments could have a negative effect on economic growth and reverse favorable trends toward economic and market reform, privatization, and the removal of trade barriers. Such developments could also result in significant disruptions in securities markets.

The economies of West Africa, after growing quickly for several years, have recently faced serious disruptions representing considerable risks for investors. In Nigeria, now Africa's largest economy, radical groups have led a disruptive insurgency in the country's north. In addition, the recently quelled outbreak of Ebola in West Africa has shown the vulnerabilities of political institutions and health care systems in the face of crisis.

Economic. Middle Eastern and African countries historically have suffered from economic instability. Underdeveloped infrastructure, high unemployment rates, a comparatively unskilled labor force, and inconsistent access to capital have contributed to economic instability in the region. Furthermore, certain Middle Eastern and African markets may face a higher concentration of market capitalization, greater illiquidity and greater price volatility than that found in more developed markets of Western Europe or the United States. Additionally, certain countries in the region have a history of nationalizing or expropriating foreign assets, which could cause a fund to lose the value of its investments in those countries. Despite a growing trend towards economic diversification, many Middle Eastern and African economies remain heavily dependent upon a limited range of commodities. These include gold, silver, copper, cocoa, diamonds, natural gas and petroleum. These economies are greatly affected by international commodity prices and are particularly vulnerable to any weakening in global demand for these products. The recent decrease in global commodity demand, particularly the collapse in the price of oil, has caused certain countries in the region to face significant economic difficulties. As a result, many countries have been forced to scale down their infrastructure investment and the size of their public welfare systems, which could have long-term economic, social, and political implications.

South Africa, Africa's second largest economy, is the largest destination for foreign direct investment on the continent. The country has a two-tiered, developing economy with one tier similar to that of a developed country and the second tier having only the most basic infrastructure. High interest rates, power shortages, and weakening commodities prices, along with the recent economic crisis, caused South Africa to enter a recession in 2009 for the first time in 18 years. The South African Government, both before and during the recession, implemented policies designed to reduce trade and investment restrictions and privatize certain industries. However, ethnic and civil conflicts, the HIV health crisis, uncertainty surrounding government policy, and political instability have led to uneven wealth distribution within the country and may cause additional risks for investments in South Africa. These problems likely compounded the economic difficulties that South Africa faced as the negative effects of the global financial crisis spread to the country. Although the South African economy has recently shown signs of recovery, growth has been sluggish and may continue to be gradual as political, social, and labor unrest could affect the South African economy. In addition, reduced demand for South African exports due to the lasting effects of the European crisis and weakened global economy may limit any such recovery.

Currency. Certain Middle Eastern and African countries have currencies pegged to the U.S. dollar or euro, rather than free-floating exchange rates determined by market forces. Although normally a source of stability, these pegs, if abandoned, may cause sudden and significant currency adjustments, which may adversely impact investment returns.

PORTFOLIO TRANSACTIONS

Orders for the purchase or sale of portfolio securities (normally, shares of underlying Fidelity® funds) are placed on behalf of a fund by FMRC (either itself or through its affiliates) pursuant to authority contained in the management contract.

FMRC may be responsible for the placement of portfolio securities transactions for other investment companies and investment accounts for which it has or its affiliates have investment discretion.

A fund will not incur any commissions or sales charges when it invests in underlying Fidelity® funds, but it may incur such costs if it invests directly in other types of securities.

Purchases and sales of equity securities on a securities exchange or OTC are effected through brokers who receive compensation for their services. Generally, compensation relating to securities traded on foreign exchanges will be higher than compensation relating to securities traded on U.S. exchanges and may not be subject to negotiation. Compensation may also be paid in connection with principal transactions (in both OTC securities and securities listed on an exchange) and agency OTC transactions executed with an electronic communications network (ECN) or an alternative trading system. Equity securities may be purchased from underwriters at prices that include underwriting fees.

Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal. Although there is no stated brokerage commission paid by a fund for any fixed-income security, the price paid by a fund to an underwriter includes the disclosed underwriting fee and prices in secondary trades usually include an undisclosed dealer commission or markup reflecting the spread between the bid and ask prices of the fixed-income security. New issues of equity and fixed-income securities may also be purchased in underwritten fixed price offerings.

The Trustees of each fund periodically review FMRC's performance of its responsibilities in connection with the placement of portfolio securities transactions on behalf of each fund. The Trustees also review the compensation paid by each fund over representative periods of time to determine if it was reasonable in relation to the benefits to the fund.

The Selection of Securities Brokers and Dealers

FMRC or its affiliates generally have authority to select securities brokers (whether acting as a broker or a dealer) to place or execute a fund's portfolio securities transactions. In selecting securities brokers, including affiliates of FMRC, to execute a fund's portfolio securities transactions, FMRC or its affiliates consider the factors they deem relevant in the context of a particular trade and in regard to FMRC's or its affiliates' overall responsibilities with respect to the fund and other investment accounts, including any instructions from the fund's portfolio manager, which may emphasize, for example, speed of execution over other factors. Based on the factors considered, FMRC or its affiliates may choose to execute an order using ECNs or venues, including algorithmic trading, crossing networks, direct market access and program trading, or by actively working an order. Other possibly relevant factors may include, but are not limited to, the following: price; the size and type of the securities transaction; the reasonableness of compensation to be paid, including spreads and commission rates; the speed and certainty of trade executions, including broker willingness to commit capital; the nature and characteristics of the markets for the security to be purchased or sold, including the degree of specialization of the broker in such markets or securities; the availability of liquidity in the security, including the liquidity and depth afforded by a market center or market-maker; the reliability of a market center or broker; the broker's overall trading relationship with FMRC or its affiliates; the trader's assessment of whether and how closely the broker likely will follow the trader's instructions to the broker; the degree of anonymity that a particular broker or market can provide; the potential for avoiding or lessening market impact; the execution services rendered on a continuing basis; the execution efficiency, settlement capability, and financial condition of the broker or dealer; arrangements for payment of fund expenses, if applicable; and the provision of additional brokerage and research products and services, if applicable.

The trading desks through which FMRC or its affiliates may execute trades are instructed to execute portfolio transactions on behalf of the funds based on the quality of execution without any consideration of brokerage and research products and services the broker or dealer may provide. The administration of brokerage and research products and services is managed separately from the trading desks, which means that traders have no responsibility for administering soft dollar activities.

In seeking best qualitative execution for portfolio securities transactions, FMRC or its affiliates may select a broker that uses a trading method, including algorithmic trading, for which the broker may charge a higher commission than its lowest available commission rate. FMRC or its affiliates also may select a broker that charges more than the lowest commission rate available from another broker. FMRC or its affiliates may execute an entire securities transaction with a broker and allocate all or a portion of the transaction and/or related commissions to a second broker where a client does not permit trading with an affiliate of FMRC or in other limited situations. In those situations, the commission rate paid to the second broker may be higher than the commission rate paid to the executing broker. For futures transactions, the selection of an FCM is generally based on the overall quality of execution and other services provided by the FCM. FMRC or its affiliates may choose to execute futures transactions electronically.

The Acquisition of Brokerage and Research Products and Services

Brokers (who are not affiliates of FMRC) that execute transactions for a fund may receive higher compensation from the fund than other brokers might have charged the fund, in recognition of the value of the brokerage or research products and services they provide to FMRC or its affiliates.

Research Products and Services.  These products and services may include, when permissible under applicable law: economic, industry, company, municipal, sovereign (U.S. and non-U.S.), legal, or political research reports; market color; company meeting facilitation; compilation of securities prices, earnings, dividends and similar data; quotation services, data, information and other services; analytical computer software and services; and investment recommendations. In addition to receiving brokerage and research products and services via written reports and computer-delivered services, such reports may also be provided by telephone and in-person meetings with securities analysts, corporate and industry spokespersons, economists, academicians and government representatives and others with relevant professional expertise. FMRC or its affiliates may request that a broker provide a specific proprietary or third-party product or service. Some of these brokerage and research products and services supplement FMRC's or its affiliates' own research activities in providing investment advice to the funds.

Execution Services.  In addition, brokerage and research products and services may include, when permissible under applicable law, those that assist in the execution, clearing, and settlement of securities transactions, as well as other incidental functions (including, but not limited to, communication services related to trade execution, order routing and algorithmic trading, post-trade matching, exchange of messages among brokers or dealers, custodians and institutions, and the use of electronic confirmation and affirmation of institutional trades).

Mixed-Use Products and Services.  Although FMRC or its affiliates do not use fund commissions to pay for products or services that do not qualify as brokerage and research products and services, they may use commission dollars to obtain certain products or services that are not used exclusively in FMRC's or its affiliates' investment decision-making process (mixed-use products or services). In those circumstances, FMRC or its affiliates will make a good faith judgment to evaluate the various benefits and uses to which they intend to put the mixed-use product or service, and will pay for that portion of the mixed-use product or service that does not qualify as brokerage and research products and services with their own resources (referred to as "hard dollars").

Benefit to FMRC.  FMRC's or its affiliates' expenses likely would be increased if they attempted to generate these additional brokerage and research products and services through their own efforts, or if they paid for these brokerage and research products or services with their own resources. To minimize the potential for conflicts of interest, the trading desks through which FMRC or its affiliates may execute trades are instructed to execute portfolio transactions on behalf of the funds based on the quality of execution without any consideration of brokerage and research products and services the broker or dealer may provide. The administration of brokerage and research products and services is managed separately from the trading desks, which means that traders have no responsibility for administering soft dollar activities. Furthermore, certain of the brokerage and research products and services that FMRC or its affiliates receive are furnished by brokers on their own initiative, either in connection with a particular transaction or as part of their overall services. Some of these brokerage and research products or services may be provided at no additional cost to FMRC or its affiliates or have no explicit cost associated with them. In addition, FMRC or its affiliates may request that a broker provide a specific proprietary or third-party product or service, certain of which third-party products or services may be provided by a broker that is not a party to a particular transaction and is not connected with the transacting broker's overall services.

FMRC's Decision-Making Process.  In connection with the allocation of fund brokerage, FMRC or its affiliates make a good faith determination that the compensation paid to brokers and dealers is reasonable in relation to the value of the brokerage and/or research products and services provided to FMRC or its affiliates, viewed in terms of the particular transaction for a fund or FMRC's or its affiliates' overall responsibilities to that fund or other investment companies and investment accounts for which FMRC or its affiliates have investment discretion; however, each brokerage and research product or service received in connection with a fund's brokerage may not benefit the fund. While FMRC or its affiliates may take into account the brokerage and/or research products and services provided by a broker or dealer in determining whether compensation paid is reasonable, neither FMRC, its affiliates, nor the funds incur an obligation to any broker, dealer, or third party to pay for any brokerage and research product or service (or portion thereof) by generating a specific amount of compensation or otherwise. Typically, these brokerage and research products and services assist FMRC or its affiliates in terms of their overall investment responsibilities to a fund or any other investment companies and investment accounts for which FMRC or its affiliates have investment discretion. Certain funds or investment accounts may use brokerage commissions to acquire brokerage and research products and services that may also benefit other funds or accounts managed by FMRC or its affiliates.

Research Contracts.  FMRC or its affiliates have arrangements with certain third-party research providers and brokers through whom FMRC or its affiliates effect fund trades, whereby FMRC or its affiliates may pay with fund commissions or hard dollars for all or a portion of the cost of research products and services purchased from such research providers or brokers. If hard dollar payments are used, FMRC or its affiliates may still cause a fund to pay more for execution than the lowest commission rate available from the broker providing research products and services to FMRC or its affiliates, or that may be available from another broker. FMRC or its affiliates view hard dollar payments for research products and services as likely to reduce a fund's total commission costs even though it is expected that in such hard dollar arrangements the commissions available for recapture and used to pay fund expenses, as described below, will decrease. FMRC's or its affiliates' determination to pay for research products and services separately is wholly voluntary on FMRC's or its affiliates' part and may be extended to additional brokers or discontinued with any broker participating in this arrangement.

Commission Recapture

FMRC or its affiliates may allocate brokerage transactions to brokers (who are not affiliates of FMRC) who have entered into arrangements with FMRC or its affiliates under which the broker may rebate a portion of the compensation paid by a fund ("commission recapture"). Not all brokers with whom a fund trades have been asked to participate in brokerage commission recapture.

Affiliated Transactions

FMRC or its affiliates may place trades with certain brokers, including National Financial Services LLC (NFS) and Luminex Trading & Analytics LLC (Luminex), with whom they are under common control or affiliated, provided FMRC or its affiliates determine that these affiliates' trade-execution abilities and costs are comparable to those of non-affiliated, qualified brokerage firms, and that such transactions be executed in accordance with applicable rules under the 1940 Act and procedures adopted by the Board of Trustees of the funds and subject to other applicable law. In addition, FMRC or its affiliates may place trades with brokers that use NFS or Fidelity Clearing Canada ULC (FCC) as a clearing agent.

The Trustees of each fund have approved procedures whereby a fund may purchase securities that are offered in underwritings in which an affiliate of the adviser or certain other affiliates participate. In addition, for underwritings where such an affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the funds could purchase in the underwritings.

Non-U.S. Securities Transactions

To facilitate trade settlement and related activities in non-United States securities transactions, FMRC or its affiliates may effect spot foreign currency transactions with foreign currency dealers. In certain circumstances, due to local law and regulation, logistical or operational challenges, or the process for settling securities transactions in certain markets (e.g., short settlement periods), spot currency transactions may be effected on behalf of funds by parties other than FMRC or its affiliates, including funds' custodian banks (working through sub-custodians or agents in the relevant non-U.S. jurisdiction) or broker-dealers that executed the related securities transaction.

Trade Allocation

Although the Trustees and officers of each fund are substantially the same as those of certain other Fidelity® funds, investment decisions for each fund are made independently from those of other Fidelity® funds or investment accounts (including proprietary accounts). The same security is often held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, or an affiliate thereof, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds or investment accounts are simultaneously engaged in the purchase or sale of the same security or instrument, the prices and amounts are allocated in accordance with procedures believed by FMRC to be appropriate and equitable to each fund or investment account. In some cases this could have a detrimental effect on the price or value of the security or instrument as far as a fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds.

Commissions Paid

A fund may pay compensation including both commissions and spreads in connection with the placement of portfolio transactions. The amount of brokerage commissions paid by a fund may change from year to year because of, among other things, changing asset levels, shareholder activity, and/or portfolio turnover.

The following table shows each fund's portfolio turnover rate for the fiscal periods ended March 31, 2016 and 2015. Variations in turnover rate may be due to a fluctuating volume of shareholder purchase and redemption orders, market conditions, and/or changes in FMRC's investment outlook.

Turnover Rates	2016	2015
Fidelity Freedom® Index Income Fund	22%	20%
Fidelity Freedom® Index 2005 Fund	28%	22%
Fidelity Freedom® Index 2010 Fund	22%	23%
Fidelity Freedom® Index 2015 Fund	22%	19%
Fidelity Freedom® Index 2020 Fund	16%	16%
Fidelity Freedom® Index 2025 Fund	17%	15%
Fidelity Freedom® Index 2030 Fund	13%	12%
Fidelity Freedom® Index 2035 Fund	11%	13%
Fidelity Freedom® Index 2040 Fund	9%	12%
Fidelity Freedom® Index 2045 Fund	8%	12%
Fidelity Freedom® Index 2050 Fund	7%	10%
Fidelity Freedom® Index 2055 Fund	7%	8%
Fidelity Freedom® Index 2060 Fund (1)	8%	33% (2)

(1)  Fund commenced operations on August 5, 2014.

(2)  Annualized.

For the fiscal years ended March 31, 2016, 2015, and 2014, each fund paid no brokerage commissions.

During the fiscal year ended March 31, 2016, each fund paid no brokerage commissions to firms for providing research or brokerage services.

During the twelve-month period ended December 31, 2015, each fund did not allocate brokerage commissions to firms for providing research or brokerage services.

VALUATION

NAV is the value of a single share. NAV is computed by adding a class's pro rata share of the value of a fund's investments, cash, and other assets, subtracting the class's pro rata share of the fund's liabilities, subtracting the liabilities allocated to the class, and dividing the result by the number of shares of that class that are outstanding.

Shares of underlying Fidelity® funds held by a fund are valued at their respective NAVs.

Generally, other portfolio securities and assets held by a fund, as well as portfolio securities and assets held by an underlying Fidelity® non-money market fund, are valued as follows:

Most equity securities are valued at the official closing price or the last reported sale price or, if no sale has occurred, at the last quoted bid price on the primary market or exchange on which they are traded.

Debt securities and other assets for which market quotations are readily available may be valued at market values in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available may be valued at amortized cost, which approximates current value.

Futures contracts are valued at the settlement or closing price. Options are valued at their market quotations, if available. Swaps are valued daily using quotations received from independent pricing services or recognized dealers.

Prices described above are obtained from pricing services that have been approved by the Board of Trustees. A number of pricing services are available and the funds may use more than one of these services. The funds may also discontinue the use of any pricing service at any time. FMR engages in oversight activities with respect to the fund's pricing services, which includes, among other things, testing the prices provided by pricing services prior to calculation of a fund's NAV, conducting periodic due diligence meetings, and periodically reviewing the methodologies and inputs used by these services.

Foreign securities and instruments are valued in their local currency following the methodologies described above. Foreign securities, instruments and currencies are translated to U.S. dollars, based on foreign currency exchange rate quotations supplied by a pricing service as of the close of the New York Stock Exchange (NYSE), which uses a proprietary model to determine the exchange rate. Forward foreign currency exchange contracts are valued at an interpolated rate based on days to maturity between the closest preceding and subsequent settlement period reported by the third party pricing service.

The Board of Trustees of the underlying Fidelity® funds has ultimate responsibility for pricing portfolio securities and assets held by those funds, but has delegated day-to-day valuation responsibilities to FMR. FMR has established the FMR Fair Value Committee (the Committee) to fulfill these responsibilities.

Other portfolio securities and assets for which market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the opinion of the Committee, are deemed unreliable will be fair valued in good faith by the Committee in accordance with applicable fair value pricing policies. For example, if, in the opinion of the Committee, a security's value has been materially affected by events occurring before a fund's pricing time but after the close of the exchange or market on which the security is principally traded, that security will be fair valued in good faith by the Committee in accordance with applicable fair value pricing policies. In fair valuing a security, the Committee may consider factors including price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers, and off-exchange institutional trading.

Portfolio securities and assets held by an underlying Fidelity® money market fund are valued on the basis of amortized cost. This technique involves initially valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument may be higher or lower than the price a money market fund would receive if it sold the instrument.

At such intervals as they deem appropriate, the Trustees of an underlying Fidelity® money market fund consider the extent to which NAV calculated using market valuations would deviate from the $1.00 per share calculated using amortized cost valuation. If the Trustees believe that a deviation from a money market fund's amortized cost per share may result in material dilution or other unfair results to shareholders, the Trustees have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Trustees may deem appropriate.

FMR reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the fund’s investments and ratifies the fair value determinations of the Committee.

BUYING, SELLING, AND EXCHANGING INFORMATION

A fund may make redemption payments in whole or in part in readily marketable securities or other property pursuant to procedures approved by the Trustees if FMRC determines it is in the best interests of the fund. Such securities or other property will be valued for this purpose as they are valued in computing each class's NAV. Shareholders that receive securities or other property will realize, upon receipt, a gain or loss for tax purposes, and will incur additional costs and be exposed to market risk prior to and upon the sale of such securities or other property.

Each fund, in its discretion, may determine to issue its shares in kind in exchange for securities held by the purchaser having a value, determined in accordance with the fund's policies for valuation of portfolio securities, equal to the purchase price of the fund shares issued. A fund will accept for in-kind purchases only securities or other instruments that are appropriate under its investment objective and policies. In addition, a fund generally will not accept securities of any issuer unless they are liquid, have a readily ascertainable market value, and are not subject to restrictions on resale. All dividends, distributions, and subscription or other rights associated with the securities become the property of the fund, along with the securities. Shares purchased in exchange for securities in kind generally cannot be redeemed for fifteen days following the exchange to allow time for the transfer to settle.

DESCRIPTION OF UNDERLYING FIDELITY® FUNDS

The following is a brief description of the principal investment policies of each of the underlying Fidelity® funds as of March 31, 2016. More detail regarding each underlying Fidelity® fund can be found in each underlying Fidelity® fund's prospectus.

Domestic Equity Fund	Objective and Principal Investment Strategies
Spartan® Total Market Index Fund	Seeks to provide investment results that correspond to the total return of a broad range of United States stocks by normally investing at least 80% of its assets in common stocks included in the Dow Jones U.S. Total Stock Market Index℠, which represents the performance of a broad range of U.S. stocks.
Commodity Fund	Objective and Principal Investment Strategies
Fidelity® Series Commodity Strategy Fund	Seeks to provide investment returns that correspond to the performance of the commodities market by normally investing in commodity-linked derivative instruments, short-term investment-grade debt securities, cash, and cash equivalents. Investing up to 25% of assets in a wholly-owned subsidiary that invests in commodity-linked total return swaps based on the value of commodities or commodities indexes and in other commodity-linked derivative instruments.
International Equity Fund	Objective and Principal Investment Strategies
Fidelity® Series Global ex U.S. Index Fund	Seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets by normally investing at least 80% of its assets in securities included in the MSCI ACWI (All Country World Index) ex USA Index and in depository receipts representing securities included in the index.
Investment-Grade Bond Fund	Objective and Principal Investment Strategies
Spartan® U.S. Bond Index Fund	Seeks to provide investment results that correspond to the aggregate price and interest performance of the debt securities in the Barclays® U.S. Aggregate Bond Index by normally investing at least 80% of its assets in bonds included in the Barclays® U.S. Aggregate Bond Index.
Inflation-Protected Bond Fund	Objective and Principal Investment Strategies
Fidelity® Series Inflation-Protected Bond Index Fund	Seeks to provide investment results that correspond to the total return of the inflation-protected sector of the United States Treasury market by normally investing at least 80% of its assets in inflation-protected debt securities included in the Barclays® U.S. 1-10 Year Treasury Inflation-Protected Securities (TIPS) Index (Series-L).
Short-Term Funds	Objective and Principal Investment Strategies
Money Market Portfolio	The fund seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund. Investing in U.S. dollar-denominated money market securities of domestic and foreign issuers, U.S. Government securities, and repurchase agreements. Potentially entering into reverse repurchase agreements. Investing more than 25% of total assets in the financial services industries. Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.
Fidelity® Series Government Money Market Fund
(On or about May 31, 2016, Fidelity® Series Government Money Market Fund is expected to replace Money Market Portfolio as an underlying fund for each Fidelity Freedom® Index Fund.)	The fund seeks as high a level of current income as is consistent with preservation of capital and liquidity. Normally investing at least 99.5% of total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash or government securities). Investing in U.S. Government securities issued by entities that are chartered or sponsored by Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury.
Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments. In addition, the fund normally invests at least 80% of its assets in U.S. Government securities and repurchase agreements for those securities.

DISTRIBUTIONS AND TAXES

Dividends. Distributions by a fund to tax-advantaged retirement plan accounts are not taxable currently. For all other accounts, a portion of each fund's income may qualify for the dividends-received deduction available to corporate shareholders, but it is unlikely that all of the fund's income will qualify for the deduction. A portion of each fund's dividends, when distributed to individual shareholders, may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

Capital Gain Distributions. Unless your shares of a fund are held in a tax-advantaged retirement plan, each fund’s long-term capital gain distributions, including amounts attributable to an underlying Fidelity® fund’s long-term capital gain distributions, are federally taxable to shareholders generally as capital gains.

The following table shows a fund's aggregate capital loss carryforward as of March 31, 2016, which is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund must use losses that do not expire before it uses losses that do expire, and a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited. Any applicable expiration dates are noted in the table.

Fund Name	Fidelity Freedom® Index 2010 Fund	Fidelity Freedom® Index Income Fund	Fidelity Freedom® Index 2025 Fund	Fidelity Freedom® Index 2015 Fund
Capital Loss Carryforward (CLC)	$280,853	$0	$9,669,330	$4,119,884
Total Non-Expiring CLC	$280,853	$0	$9,669,330	$4,119,884
Fund Name	Fidelity Freedom® Index 2020 Fund	Fidelity Freedom® Index 2050 Fund	Fidelity Freedom® Index 2030 Fund	Fidelity Freedom® Index 2055 Fund
Capital Loss Carryforward (CLC)	$12,505,090	$2,991,985	$15,680,864	$0
Total Non-Expiring CLC	$12,505,090	$2,991,985	$15,680,864	$0
Fund Name	Fidelity Freedom® Index 2045 Fund	Fidelity Freedom® Index 2035 Fund	Fidelity Freedom® Index 2040 Fund	Fidelity Freedom® Index 2005 Fund
Capital Loss Carryforward (CLC)	$4,241,906	$9,775,914	$9,773,230	$0
Total Non-Expiring CLC	$4,241,906	$9,775,914	$9,773,230	$0
Fund Name	Fidelity Freedom® Index 2060 Fund
Capital Loss Carryforward (CLC)	$0
Total Non-Expiring CLC	$0

Returns of Capital. If a fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Foreign Tax Credit or Deduction. Foreign governments may impose withholding taxes on dividends and interest earned by a fund with respect to foreign securities held directly by a fund. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities held directly by a fund. As a general matter, if, at the close of its fiscal year, more than 50% of a fund's total assets is invested in securities of foreign issuers, the fund may elect to pass through eligible foreign taxes paid and thereby allow shareholders to take a deduction or, if they meet certain holding period requirements with respect to fund shares, a credit on their individual tax returns. In addition, if at the close of each quarter of its fiscal year at least 50% of a fund's total assets is represented by interests in other regulated investment companies, the same rules will apply to any foreign tax credits that underlying funds pass through to the fund. The amount of foreign taxes paid by the fund will be reduced to the extent that the fund lends securities over the dividend record date. Special rules may apply to the credit for individuals who receive dividends qualifying for the long-term capital gains tax rate.

Tax Status of the Funds. Each Fidelity Freedom® Index Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, each Fidelity Freedom® Index Fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis (if the fiscal year is other than the calendar year), and intends to comply with other tax rules applicable to regulated investment companies.

Ten to nineteen years after a Fidelity Freedom® Index Fund reaches its target retirement year, its asset allocation target is expected to match Fidelity Freedom® Index Income Fund’s asset allocation target. It is expected that at such time the assets of the Fidelity Freedom® Index Fund will be combined with the assets of Fidelity Freedom® Index Income Fund. The Trustees reserve the right to engage in such transactions in the best interests of the funds, taking into account then existing laws and regulations. The trust’s Trust Instrument empowers the Trustees to take these actions with or without seeking shareholder approval. A combination of assets may result in a capital gain or loss for shareholders of a Fidelity Freedom® Index Fund.

Other Tax Information. The information above is only a summary of some of the tax consequences generally affecting each Fidelity Freedom® Index Fund and its shareholders, and no attempt has been made to discuss individual tax consequences. It is up to you or your tax preparer to determine whether the sale of shares of a fund resulted in a capital gain or loss or other tax consequence to you. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a Fidelity Freedom® Index Fund is suitable to their particular tax situation.

TRUSTEES AND OFFICERS

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds. FMRC has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMRC, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Each of the Trustees oversees 240 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Trustees.  The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function.  Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer or Geoffrey A. von Kuhn may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Geoffrey A. von Kuhn (1951)

Year of Election or Appointment: 2015

Member of the Advisory Board

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (U.K.) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (U.K.) Limited (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity funds (2013-2016).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity funds (2013-2016).

Linda J. Wondrack (1964)

Year of Election or Appointment: 2016

Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (investment adviser firm, 2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc. (investment adviser firm), Fidelity Investments Money Management, Inc. (investment adviser firm), Fidelity Management & Research (U.K.) Inc. (investment adviser firm), Fidelity Management & Research (Hong Kong) (investment adviser firm), Fidelity Management & Research Company (investment adviser firm), FIAM LLC (investment adviser firm), and Strategic Advisers, Inc. (investment adviser firm), Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Chief Compliance Officer of certain Fidelity® funds (2014-2016) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2012-2016); Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Derek L. Young (1964)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as an officer of other funds. He is a Director of Strategic Advisers, Inc. (investment adviser firm, 2011-present) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2016-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of FIAM LLC (investment adviser firm, 2011-present). Previously, Mr. Young served as Trustee of certain funds (2012-2015), President of Strategic Advisers, Inc. (2011-2015), Chief Investment Officer of GAA (2009-2011), and as a portfolio manager.

Standing Committees of the Trustees. The Board of Trustees has established various committees to support the Independent Trustees in acting independently in pursuing the best interests of the funds and their shareholders. Currently, the Board of Trustees has four standing committees. The members of each committee are Independent Trustees.

The Operations Committee is composed of all of the Independent Trustees, with Ms. Knowles currently serving as Chair. The committee normally meets at least six times a year, or more frequently as called by the Chair, and serves as a forum for consideration of issues of importance to, or calling for particular determinations by, the Independent Trustees. The committee considers matters involving potential conflicts of interest between the funds and FMR and its affiliates and reviews proposed contracts and the proposed continuation of contracts between the funds and FMR and its affiliates, and annually reviews and makes recommendations regarding contracts with third parties unaffiliated with FMR, including insurance coverage and custody agreements. The committee has oversight of compliance issues not specifically within the scope of any other committee. These matters include, but are not limited to, significant non-conformance with contract requirements and other significant regulatory matters and recommending to the Board of Trustees the designation of a person to serve as the funds' CCO. The committee (i) serves as the primary point of contact for the CCO with regard to Board-related functions; (ii) oversees the annual performance review of the CCO; (iii) makes recommendations concerning the CCO's compensation; and (iv) makes recommendations as needed in respect of the removal of the CCO. The committee is also responsible for definitive action on all compliance matters involving the potential for significant reimbursement by FMR. During the fiscal year ended March 31, 2016, the committee held 12 meetings.

The Audit Committee is composed of all of the Independent Trustees, with Ms. Acton currently serving as Chair. At least one committee member will be an "audit committee financial expert" as defined by the SEC. The committee normally meets four times a year, or more frequently as called by the Chair or a majority of committee members. The committee meets separately, at least annually, with the funds' Treasurer, with the funds' Chief Financial Officer, with personnel responsible for the internal audit function of FMR LLC, with the funds' outside auditors, and with the funds' Chief Compliance Officer. The committee has direct responsibility for the appointment, compensation, and oversight of the work of the outside auditors employed by the funds. The committee assists the Trustees in overseeing and monitoring: (i) the systems of internal accounting and financial controls of the funds and the funds' service providers (to the extent such controls impact the funds' financial statements); (ii) the funds' auditors and the annual audits of the funds' financial statements; (iii) the financial reporting processes of the funds; (iv) whistleblower reports; and (v) the accounting policies and disclosures of the funds. The committee considers and acts upon (i) the provision by any outside auditor of any non-audit services for any fund, and (ii) the provision by any outside auditor of certain non-audit services to fund service providers and their affiliates to the extent that such approval (in the case of this clause (ii)) is required under applicable regulations of the SEC. It is responsible for approving all audit engagement fees and terms for the funds and for resolving disagreements between a fund and any outside auditor regarding any fund's financial reporting. Auditors of the funds report directly to the committee. The committee will obtain assurance of independence and objectivity from the outside auditors, including a formal written statement delineating all relationships between the auditor and the funds and any service providers consistent with the rules of the Public Company Accounting Oversight Board. The committee will receive reports of compliance with provisions of the auditor independence regulations relating to the hiring of employees or former employees of the outside auditors. It oversees and receives reports on the funds' service providers' internal controls and reviews the adequacy and effectiveness of the service providers' accounting and financial controls, including: (i) any significant deficiencies or material weaknesses in the design or operation of internal controls over financial reporting that are reasonably likely to adversely affect the funds' ability to record, process, summarize, and report financial data; (ii) any change in the fund's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the fund's internal control over financial reporting; and (iii) any fraud, whether material or not, that involves management or other employees who have a significant role in the funds' or service providers internal controls over financial reporting. The committee will also review any correspondence with regulators or governmental agencies or published reports that raise material issues regarding the funds' financial statements or accounting policies. These matters may also be reviewed by the Operations Committee. The committee reviews at least annually a report from each outside auditor describing any material issues raised by the most recent internal quality control, peer review, or Public Company Accounting Oversight Board examination of the auditing firm and any material issues raised by any inquiry or investigation by governmental or professional authorities of the auditing firm and in each case any steps taken to deal with such issues. The committee will oversee and receive reports on the funds' financial reporting process from the funds' Treasurer and outside auditors and will oversee the resolution of any disagreements concerning financial reporting among applicable parties. The committee will discuss with FMR, the funds' Treasurer, outside auditors and, if appropriate, internal audit personnel of FMR LLC their qualitative judgments about the appropriateness and acceptability of accounting principles and financial disclosure practices used or proposed for adoption by the funds. The committee will review with FMR, the funds' outside auditor, internal audit personnel of FMR LLC and legal counsel, as appropriate, matters related to the audits of the funds' financial statements. The committee will discuss regularly and oversee the review of the internal controls of the funds and their service providers with respect to accounting, financial matters and risk management programs related to the funds. The committee will review periodically the funds' major internal controls exposures and the steps that have been taken to monitor and control such exposures. During the fiscal year ended March 31, 2016, the committee held six meetings.

The Fair Valuation Committee is composed of all of the Independent Trustees, with Mr. Johnson currently serving as Chair. The Committee normally meets quarterly, or more frequently as called by the Chair. The Fair Valuation Committee reviews and approves annually Fair Value Committee Policies recommended by the FMR Fair Value Committee and oversees particular valuations or fair valuation methodologies employed by the FMR Fair Value Committee as circumstances may require. The Committee also reviews actions taken by the FMR Fair Value Committee. The Committee does not oversee the day-to-day operational aspects of the valuation and calculation of the net asset value of the funds, which have been delegated to the FMR Fair Value Committee and Fidelity Service Company, Inc. (FSC). During the fiscal year ended March 31, 2016, the committee held five meetings.

The Governance and Nominating Committee is composed of Ms. Knowles (Chair) and Messrs. Johnson (Vice Chair) and Kenneally. The committee meets as called by the Chair. With respect to fund governance and board administration matters, the committee periodically reviews procedures of the Board of Trustees and its committees (including committee charters) and periodically reviews compensation of Independent Trustees. The committee monitors corporate governance matters and makes recommendations to the Board of Trustees on the frequency and structure of the Board of Trustee meetings and on any other aspect of Board procedures. It acts as the administrative committee under the retirement plan for Independent Trustees who retired prior to December 30, 1996 and under the fee deferral plan for Independent Trustees. It reviews the performance of legal counsel employed by the funds and the Independent Trustees. On behalf of the Independent Trustees, the committee will make such findings and determinations as to the independence of counsel for the Independent Trustees as may be necessary or appropriate under applicable regulations or otherwise. The committee is also responsible for Board administrative matters applicable to Independent Trustees, such as expense reimbursement policies and compensation for attendance at meetings, conferences and other events. The committee monitors compliance with, acts as the administrator of, and makes determinations in respect of, the provisions of the code of ethics and any supplemental policies regarding personal securities transactions applicable to the Independent Trustees. The committee monitors the functioning of each Board committee and makes recommendations for any changes, including the creation or elimination of standing or ad hoc Board committees. The committee monitors regulatory and other developments to determine whether to recommend modifications to the committee's responsibilities or other Trustee policies and procedures in light of rule changes, reports concerning "best practices" in corporate governance and other developments in mutual fund governance. The committee meets with Independent Trustees at least once a year to discuss matters relating to fund governance. The committee recommends that the Board establish such special or ad hoc Board committees as may be desirable or necessary from time to time in order to address ethical, legal, or other matters that may arise. The committee also oversees the annual self-evaluation of the Board of Trustees and establishes procedures to allow it to exercise this oversight function. In conducting this oversight, the committee shall address all matters that it considers relevant to the performance of the Board of Trustees and shall report the results of its evaluation to the Board of Trustees, including any recommended amendments to the principles of governance, and any recommended changes to the funds' or the Board of Trustees' policies, procedures, and structures. The committee reviews periodically the size and composition of the Board of Trustees as a whole and recommends, if necessary, measures to be taken so that the Board of Trustees reflects the appropriate balance of knowledge, experience, skills, expertise, and diversity required for the Board as a whole and contains at least the minimum number of Independent Trustees required by law. The committee makes nominations for the election or appointment of Independent Trustees and non-management Members of any Advisory Board, and for membership on committees. The committee has the authority to retain and terminate any third-party advisers, including authority to approve fees and other retention terms. Such advisers may include search firms to identify Independent Trustee candidates and board compensation consultants. The committee may conduct or authorize investigations into or studies of matters within the committee's scope of responsibilities, and may retain, at the funds' expense, such independent counsel or other advisers as it deems necessary. The committee will consider nominees to the Board of Trustees recommended by shareholders based upon the criteria applied to candidates presented to the committee by a search firm or other source. Recommendations, along with appropriate background material concerning the candidate that demonstrates his or her ability to serve as an Independent Trustee of the funds, should be submitted to the Chair of the committee at the address maintained for communications with Independent Trustees. If the committee retains a search firm, the Chair will generally forward all such submissions to the search firm for evaluation. With respect to the criteria for selecting Independent Trustees, it is expected that all candidates will possess the following minimum qualifications: (i) unquestioned personal integrity; (ii) not an interested person of the funds within the meaning of the 1940 Act; (iii) does not have a material relationship (e.g., commercial, banking, consulting, legal, or accounting) with the adviser, any sub-adviser or their affiliates that could create an appearance of lack of independence in respect of the funds; (iv) has the disposition to act independently in respect of FMR and its affiliates and others in order to protect the interests of the funds and all shareholders; (v) ability to attend regularly scheduled Board meetings during the year; (vi) demonstrates sound business judgment gained through broad experience in significant positions where the candidate has dealt with management, technical, financial, or regulatory issues; (vii) sufficient financial or accounting knowledge to add value in the complex financial environment of the funds; (viii) experience on corporate or other institutional oversight bodies having similar responsibilities, but which board memberships or other relationships could not result in business or regulatory conflicts with the funds; and (ix) capacity for the hard work and attention to detail that is required to be an effective Independent Trustee in light of the funds' complex regulatory, operational, and marketing setting. The Governance and Nominating Committee may determine that a candidate who does not have the type of previous experience or knowledge referred to above should nevertheless be considered as a nominee if the Governance and Nominating Committee finds that the candidate has additional qualifications such that his or her qualifications, taken as a whole, demonstrate the same level of fitness to serve as an Independent Trustee. During the fiscal year ended March 31, 2016, the committee held nine meetings.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2015.

Interested Trustees
DOLLAR RANGE OF FUND SHARES	Abigail P.Johnson
Fidelity Freedom® Index Income Fund	none
Fidelity Freedom® Index 2005 Fund	none
Fidelity Freedom® Index 2010 Fund	none
Fidelity Freedom® Index 2015 Fund	none
Fidelity Freedom® Index 2020 Fund	none
Fidelity Freedom® Index 2025 Fund	none
Fidelity Freedom® Index 2030 Fund	none
Fidelity Freedom® Index 2035 Fund	none
Fidelity Freedom® Index 2040 Fund	none
Fidelity Freedom® Index 2045 Fund	none
Fidelity Freedom® Index 2050 Fund	none
Fidelity Freedom® Index 2055 Fund	none
Fidelity Freedom® Index 2060 Fund	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000

Independent Trustees
DOLLAR RANGE OF FUND SHARES	Elizabeth S.Acton	JohnEngler	Robert F.Gartland	Arthur E.Johnson
Fidelity Freedom® Index Income Fund	none	none	none	none
Fidelity Freedom® Index 2005 Fund	none	none	none	none
Fidelity Freedom® Index 2010 Fund	none	none	none	none
Fidelity Freedom® Index 2015 Fund	none	none	none	none
Fidelity Freedom® Index 2020 Fund	none	none	none	none
Fidelity Freedom® Index 2025 Fund	none	none	none	none
Fidelity Freedom® Index 2030 Fund	none	none	none	none
Fidelity Freedom® Index 2035 Fund	none	none	none	none
Fidelity Freedom® Index 2040 Fund	none	none	none	none
Fidelity Freedom® Index 2045 Fund	none	none	none	none
Fidelity Freedom® Index 2050 Fund	none	none	none	none
Fidelity Freedom® Index 2055 Fund	none	none	none	none
Fidelity Freedom® Index 2060 Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Albert R. Gamper,Jr.	Michael E.Kenneally	James H.Keyes	Marie L.Knowles
Fidelity Freedom® Index Income Fund	none	none	none	none
Fidelity Freedom® Index 2005 Fund	none	none	none	none
Fidelity Freedom® Index 2010 Fund	none	none	none	none
Fidelity Freedom® Index 2015 Fund	none	none	none	none
Fidelity Freedom® Index 2020 Fund	none	none	none	none
Fidelity Freedom® Index 2025 Fund	none	none	none	none
Fidelity Freedom® Index 2030 Fund	none	none	none	none
Fidelity Freedom® Index 2035 Fund	none	none	none	none
Fidelity Freedom® Index 2040 Fund	none	none	none	none
Fidelity Freedom® Index 2045 Fund	none	none	none	none
Fidelity Freedom® Index 2050 Fund	none	none	none	none
Fidelity Freedom® Index 2055 Fund	none	none	none	none
Fidelity Freedom® Index 2060 Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board (if any) for his or her services for the fiscal year ended March 31, 2016, or calendar year ended December 31, 2015, as applicable.

Compensation Table (1)
AGGREGATE COMPENSATION FROM A FUND	Elizabeth S.Acton	JohnEngler	Robert F.Gartland	Arthur E.Johnson
Fidelity Freedom® Index Income Fund	$119	$113	$113	$122
Fidelity Freedom® Index 2005 Fund	$36	$35	$35	$38
Fidelity Freedom® Index 2010 Fund	$221	$210	$211	$228
Fidelity Freedom® Index 2015 Fund	$433	$411	$413	$446
Fidelity Freedom® Index 2020 Fund	$1,207	$1,145	$1,152	$1,244
Fidelity Freedom® Index 2025 Fund	$859	$815	$820	$885
Fidelity Freedom® Index 2030 Fund	$1,100	$1,044	$1,050	$1,133
Fidelity Freedom® Index 2035 Fund	$638	$605	$609	$657
Fidelity Freedom® Index 2040 Fund	$758	$719	$723	$781
Fidelity Freedom® Index 2045 Fund	$388	$368	$370	$400
Fidelity Freedom® Index 2050 Fund	$379	$359	$361	$390
Fidelity Freedom® Index 2055 Fund	$105	$99	$100	$108
Fidelity Freedom® Index 2060 Fund	$5	$5	$5	$5
TOTAL COMPENSATION FROM THE FUND COMPLEX (2)	$421,167	$406,167	$408,667	$429,500
AGGREGATE COMPENSATION FROM A FUND	Albert R. Gamper,Jr.	Michael E.Kenneally	James H.Keyes	Marie L.Knowles
Fidelity Freedom® Index Income Fund	$122	$113	$121	$143
Fidelity Freedom® Index 2005 Fund	$38	$35	$37	$44
Fidelity Freedom® Index 2010 Fund	$229	$211	$225	$265
Fidelity Freedom® Index 2015 Fund	$447	$413	$440	$520
Fidelity Freedom® Index 2020 Fund	$1,243	$1,152	$1,228	$1,452
Fidelity Freedom® Index 2025 Fund	$884	$820	$873	$1,034
Fidelity Freedom® Index 2030 Fund	$1,133	$1,050	$1,119	$1,323
Fidelity Freedom® Index 2035 Fund	$657	$609	$649	$767
Fidelity Freedom® Index 2040 Fund	$780	$723	$770	$912
Fidelity Freedom® Index 2045 Fund	$399	$370	$395	$468
Fidelity Freedom® Index 2050 Fund	$389	$361	$385	$457
Fidelity Freedom® Index 2055 Fund	$107	$100	$106	$127
Fidelity Freedom® Index 2060 Fund	$5	$5	$5	$7
TOTAL COMPENSATION FROM THE FUND COMPLEX (2)	$467,000	$408,667	$436,167	$478,000

(1)  Abigail P. Johnson and Geoffrey A. von Kuhn are interested persons and are compensated by Fidelity.

(2)  Reflects compensation received for the calendar year ended December 31, 2015 for 234 funds of 32 trusts (including Fidelity Central Investment Portfolios II LLC). Compensation figures include cash and may include amounts elected to be deferred. Certain individuals elected voluntarily to defer a portion of their compensation as follows: John Engler, $139,343; Robert F. Gartland, $180,000; and Michael E. Kenneally, $120,000.

As of March 31, 2016, the Trustees, Members of the Advisory Board (if any), and officers of each fund owned, in the aggregate, less than 1% of each fund's total outstanding shares.

As of March 31, 2016, the following owned of record and/or beneficially 5% or more of the outstanding shares:

Class Name	Owner Name	City	State	Ownership %
Fidelity Freedom® Index Income Fund (1)	UNIVERSITY OF MIAMI	CORAL GABLES	FL	5.78%
Fidelity Freedom® Index Income Fund - Class W	JONES LANG LASALLE	CHICAGO	IL	15.11%
Fidelity Freedom® Index Income Fund - Class W	UNITED STATES STEEL CORPORATION	PITTSBURGH	PA	14.54%
Fidelity Freedom® Index Income Fund - Class W	HARVARD UNIVERSITY	CAMBRIDGE	MA	9.39%
Fidelity Freedom® Index Income Fund - Class W	MAYO CLINIC	ROCHESTER	MN	6.71%
Fidelity Freedom® Index Income Fund - Class W	PEACEHEALTH	VANCOUVER	WA	5.63%
Fidelity Freedom® Index Income Fund - Class W	EDUCATION MANAGEMENT II LLC	PITTSBURGH	PA	5.55%
Fidelity Freedom® Index 2005 Fund (1)	UNIVERSITY OF MIAMI	CORAL GABLES	FL	17.43%
Fidelity Freedom® Index 2005 Fund (1)	SCHOEN	TALLAHASSEE	FL	5.13%
Fidelity Freedom® Index 2005 Fund - Class W	HARVARD UNIVERSITY	CAMBRIDGE	MA	35.29%
Fidelity Freedom® Index 2005 Fund - Class W	NAZARENE PENSIONS AND BENEFITS	LENEXA	KS	11.67%
Fidelity Freedom® Index 2005 Fund - Class W	GOLDEN LIVING	FORT SMITH	AR	10.29%
Fidelity Freedom® Index 2005 Fund - Class W	PEACEHEALTH	VANCOUVER	WA	10.19%
Fidelity Freedom® Index 2005 Fund - Class W	EDUCATION MANAGEMENT II LLC	PITTSBURGH	PA	8.12%
Fidelity Freedom® Index 2010 Fund (1)	UNIVERSITY OF MIAMI	CORAL GABLES	FL	6.56%
Fidelity Freedom® Index 2010 Fund (1)	SERVCO PACIFIC INC.	HONOLULU	HI	5.97%
Fidelity Freedom® Index 2010 Fund - Class W	MAYO CLINIC	ROCHESTER	MN	15.82%
Fidelity Freedom® Index 2010 Fund - Class W	UNITED STATES STEEL CORPORATION	PITTSBURGH	PA	12.89%
Fidelity Freedom® Index 2010 Fund - Class W	HARVARD UNIVERSITY	CAMBRIDGE	MA	9.98%
Fidelity Freedom® Index 2010 Fund - Class W	JONES LANG LASALLE	CHICAGO	IL	7.87%
Fidelity Freedom® Index 2010 Fund - Class W	PEACEHEALTH	VANCOUVER	WA	7.49%
Fidelity Freedom® Index 2010 Fund - Class W	EDUCATION MANAGEMENT II LLC	PITTSBURGH	PA	6.41%
Fidelity Freedom® Index 2010 Fund - Class W	UNIVERSITY OF MICHIGAN	ANN ARBOR	MI	5.52%
Fidelity Freedom® Index 2010 Fund - Class W	NAZARENE PENSIONS AND BENEFITS	LENEXA	KS	5.16%
Fidelity Freedom® Index 2015 Fund (1)	UNIVERSITY OF MIAMI	CORAL GABLES	FL	8.52%
Fidelity Freedom® Index 2015 Fund (1)	GEISINGER HEALTH SYSTEM	DANVILLE	PA	7.00%
Fidelity Freedom® Index 2015 Fund - Class W	HARVARD UNIVERSITY	CAMBRIDGE	MA	17.40%
Fidelity Freedom® Index 2015 Fund - Class W	PEACEHEALTH	VANCOUVER	WA	17.06%
Fidelity Freedom® Index 2015 Fund - Class W	UNIVERSITY OF MICHIGAN	ANN ARBOR	MI	14.38%
Fidelity Freedom® Index 2015 Fund - Class W	GOLDEN LIVING	FORT SMITH	AR	7.49%
Fidelity Freedom® Index 2015 Fund - Class W	ARAMARK CORPORATION	PHILADELPHIA	PA	6.80%
Fidelity Freedom® Index 2015 Fund - Class W	NAZARENE PENSIONS AND BENEFITS	LENEXA	KS	6.16%
Fidelity Freedom® Index 2020 Fund (1)	UNIVERSITY OF MIAMI	CORAL GABLES	FL	5.86%
Fidelity Freedom® Index 2020 Fund - Class W	PEACEHEALTH	VANCOUVER	WA	13.97%
Fidelity Freedom® Index 2020 Fund - Class W	MAYO CLINIC	ROCHESTER	MN	11.65%
Fidelity Freedom® Index 2020 Fund - Class W	UNITED STATES STEEL CORPORATION	PITTSBURGH	PA	8.55%
Fidelity Freedom® Index 2020 Fund - Class W	UNIVERSITY OF MICHIGAN	ANN ARBOR	MI	8.18%
Fidelity Freedom® Index 2020 Fund - Class W	HARVARD UNIVERSITY	CAMBRIDGE	MA	8.16%
Fidelity Freedom® Index 2020 Fund - Class W	ARAMARK CORPORATION	PHILADELPHIA	PA	5.52%
Fidelity Freedom® Index 2020 Fund - Class W	EDUCATION MANAGEMENT II LLC	PITTSBURGH	PA	5.28%
Fidelity Freedom® Index 2025 Fund (1)	UNIVERSITY OF MIAMI	CORAL GABLES	FL	8.65%
Fidelity Freedom® Index 2025 Fund - Class W	PEACEHEALTH	VANCOUVER	WA	16.32%
Fidelity Freedom® Index 2025 Fund - Class W	HARVARD UNIVERSITY	CAMBRIDGE	MA	14.16%
Fidelity Freedom® Index 2025 Fund - Class W	UNIVERSITY OF MICHIGAN	ANN ARBOR	MI	12.31%
Fidelity Freedom® Index 2025 Fund - Class W	ARAMARK CORPORATION	PHILADELPHIA	PA	11.98%
Fidelity Freedom® Index 2025 Fund - Class W	GOLDEN LIVING	FORT SMITH	AR	6.51%
Fidelity Freedom® Index 2025 Fund - Class W	CHARTER COMMUNICATIONS, INC.	ST. LOUIS	MO	5.59%
Fidelity Freedom® Index 2030 Fund (1)	UNIVERSITY OF MIAMI	CORAL GABLES	FL	6.79%
Fidelity Freedom® Index 2030 Fund - Class W	UNIVERSITY OF MICHIGAN	ANN ARBOR	MI	12.06%
Fidelity Freedom® Index 2030 Fund - Class W	MAYO CLINIC	ROCHESTER	MN	11.44%
Fidelity Freedom® Index 2030 Fund - Class W	PEACEHEALTH	VANCOUVER	WA	10.48%
Fidelity Freedom® Index 2030 Fund - Class W	HARVARD UNIVERSITY	CAMBRIDGE	MA	9.32%
Fidelity Freedom® Index 2030 Fund - Class W	UNITED STATES STEEL CORPORATION	PITTSBURGH	PA	7.06%
Fidelity Freedom® Index 2030 Fund - Class W	ARAMARK CORPORATION	PHILADELPHIA	PA	5.74%
Fidelity Freedom® Index 2035 Fund (1)	UNIVERSITY OF MIAMI	CORAL GABLES	FL	9.56%
Fidelity Freedom® Index 2035 Fund - Class W	UNIVERSITY OF MICHIGAN	ANN ARBOR	MI	16.12%
Fidelity Freedom® Index 2035 Fund - Class W	PEACEHEALTH	VANCOUVER	WA	14.72%
Fidelity Freedom® Index 2035 Fund - Class W	HARVARD UNIVERSITY	CAMBRIDGE	MA	12.05%
Fidelity Freedom® Index 2035 Fund - Class W	ARAMARK CORPORATION	PHILADELPHIA	PA	7.81%
Fidelity Freedom® Index 2035 Fund - Class W	GOLDEN LIVING	FORT SMITH	AR	6.78%
Fidelity Freedom® Index 2035 Fund - Class W	CHARTER COMMUNICATIONS, INC.	ST. LOUIS	MO	6.24%
Fidelity Freedom® Index 2040 Fund (1)	UNIVERSITY OF MIAMI	CORAL GABLES	FL	8.52%
Fidelity Freedom® Index 2040 Fund (1)	UNIVERSITY OF KENTUCKY	LEXINGTON	KY	5.84%
Fidelity Freedom® Index 2040 Fund - Class W	UNIVERSITY OF MICHIGAN	ANN ARBOR	MI	15.48%
Fidelity Freedom® Index 2040 Fund - Class W	MAYO CLINIC	ROCHESTER	MN	10.28%
Fidelity Freedom® Index 2040 Fund - Class W	PEACEHEALTH	VANCOUVER	WA	9.19%
Fidelity Freedom® Index 2040 Fund - Class W	UNITED STATES STEEL CORPORATION	PITTSBURGH	PA	6.32%
Fidelity Freedom® Index 2040 Fund - Class W	JONES LANG LASALLE	CHICAGO	IL	5.86%
Fidelity Freedom® Index 2040 Fund - Class W	HARVARD UNIVERSITY	CAMBRIDGE	MA	5.03%
Fidelity Freedom® Index 2045 Fund (1)	UNIVERSITY OF MIAMI	CORAL GABLES	FL	8.89%
Fidelity Freedom® Index 2045 Fund (1)	UNIVERSITY OF KENTUCKY	LEXINGTON	KY	5.14%
Fidelity Freedom® Index 2045 Fund - Class W	UNIVERSITY OF MICHIGAN	ANN ARBOR	MI	17.53%
Fidelity Freedom® Index 2045 Fund - Class W	PEACEHEALTH	VANCOUVER	WA	11.15%
Fidelity Freedom® Index 2045 Fund - Class W	THE TURNER CORPORATION	NEW YORK	NY	8.99%
Fidelity Freedom® Index 2045 Fund - Class W	ARAMARK CORPORATION	PHILADELPHIA	PA	7.89%
Fidelity Freedom® Index 2045 Fund - Class W	EPIC SYSTEMS CORPORATION	VERONA	WI	7.89%
Fidelity Freedom® Index 2045 Fund - Class W	EDUCATION MANAGEMENT II LLC	PITTSBURGH	PA	7.07%
Fidelity Freedom® Index 2045 Fund - Class W	HARVARD UNIVERSITY	CAMBRIDGE	MA	5.69%
Fidelity Freedom® Index 2045 Fund - Class W	JONES LANG LASALLE	CHICAGO	IL	5.38%
Fidelity Freedom® Index 2045 Fund - Class W	CHARTER COMMUNICATIONS, INC.	ST. LOUIS	MO	5.25%
Fidelity Freedom® Index 2050 Fund (1)	UNIVERSITY OF MIAMI	CORAL GABLES	FL	5.75%
Fidelity Freedom® Index 2050 Fund - Class W	EPIC SYSTEMS CORPORATION	VERONA	WI	16.35%
Fidelity Freedom® Index 2050 Fund - Class W	UNIVERSITY OF MICHIGAN	ANN ARBOR	MI	14.01%
Fidelity Freedom® Index 2050 Fund - Class W	THE TURNER CORPORATION	NEW YORK	NY	8.90%
Fidelity Freedom® Index 2050 Fund - Class W	UNITED STATES STEEL CORPORATION	PITTSBURGH	PA	8.07%
Fidelity Freedom® Index 2050 Fund - Class W	MAYO CLINIC	ROCHESTER	MN	7.28%
Fidelity Freedom® Index 2050 Fund - Class W	PEACEHEALTH	VANCOUVER	WA	5.88%
Fidelity Freedom® Index 2050 Fund - Class W	ARAMARK CORPORATION	PHILADELPHIA	PA	5.09%
Fidelity Freedom® Index 2055 Fund (1)	IN-N-OUT BURGER, INC.	IRVINE	CA	13.89%
Fidelity Freedom® Index 2055 Fund - Class W	EPIC SYSTEMS CORPORATION	VERONA	WI	37.23%
Fidelity Freedom® Index 2055 Fund - Class W	UNIVERSITY OF MICHIGAN	ANN ARBOR	MI	13.13%
Fidelity Freedom® Index 2055 Fund - Class W	THE TURNER CORPORATION	NEW YORK	NY	8.36%
Fidelity Freedom® Index 2055 Fund - Class W	ARAMARK CORPORATION	PHILADELPHIA	PA	5.75%
Fidelity Freedom® Index 2055 Fund - Class W	CHARTER COMMUNICATIONS, INC.	ST. LOUIS	MO	5.71%
Fidelity Freedom® Index 2055 Fund - Class W	PEACEHEALTH	VANCOUVER	WA	5.48%
Fidelity Freedom® Index 2060 Fund (1)	Z F NORTH AMERICA, INC.	NORTHVILLE	MI	9.57%
Fidelity Freedom® Index 2060 Fund (1)	IN-N-OUT BURGER, INC.	IRVINE	CA	9.31%
Fidelity Freedom® Index 2060 Fund - Class W	EPIC SYSTEMS CORPORATION	VERONA	WI	42.01%
Fidelity Freedom® Index 2060 Fund - Class W	CHARTER COMMUNICATIONS, INC.	ST. LOUIS	MO	12.10%
Fidelity Freedom® Index 2060 Fund - Class W	UNIVERSITY OF MICHIGAN	ANN ARBOR	MI	7.20%
Fidelity Freedom® Index 2060 Fund - Class W	HENRY SCHEIN, INC.	MELVILLE	NY	5.36%

(1)  The ownership information shown above is for a class of shares of the fund.

CONTROL OF INVESTMENT ADVISER

FMR LLC, as successor by merger to FMR Corp., is the ultimate parent company of FMR and FMRC . The voting common shares of FMR LLC are divided into two series. Series B is held predominantly by members of the Abigail P. Johnson family, directly or through trusts, and is entitled to 49% of the vote on any matter acted upon by the voting common shares. Series A is held predominantly by non-Johnson family member employees of FMR LLC and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Series B shareholders have entered into a shareholders' voting agreement under which all Series B shares will be voted in accordance with the majority vote of Series B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting securities of that company. Therefore, through their ownership of voting common shares and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR LLC.

At present, the primary business activities of FMR LLC and its subsidiaries are: (i) the provision of investment advisory, management, shareholder, investment information and assistance and certain fiduciary services for individual and institutional investors; (ii) the provision of securities brokerage services; (iii) the management and development of real estate; and (iv) the investment in and operation of a number of emerging businesses.

FMR, FMRC, FDC, and the funds have adopted a code of ethics under Rule 17j-1 of the 1940 Act that sets forth employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing, and restricts certain transactions. Employees subject to the code of ethics, including Fidelity investment personnel, may invest in securities for their own investment accounts, including securities that may be purchased or held by the funds.

MANAGEMENT CONTRACTS

Each Fidelity Freedom® Index Fund has entered into a management contract with FMRC, pursuant to which FMRC furnishes investment advisory and other services.

Management Services. Under the terms of its management contract with each fund, FMRC acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the fund in accordance with its investment objective, policies and limitations. FMRC is authorized, in its discretion, to allocate each fund's assets among the underlying Fidelity® funds in which the fund may invest. FMRC also provides each fund with all necessary office facilities and personnel for servicing each fund's investments and compensates all personnel of each fund or FMRC performing services relating to research, statistical and investment activities.

FMRC in turn has entered into administration agreements with FMR on behalf of each Fidelity Freedom® Index Fund. Under the terms of each administration agreement, FMR or its affiliates provide the management and administrative services (other than investment advisory services) necessary for the operation of each Fidelity Freedom® Index Fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state laws; developing management and shareholder services for each fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Management-Related Expenses. Under the terms of each Fidelity Freedom® Index Fund's management contract, FMRC, either itself or through an affiliate, is responsible for payment of all operating expenses of each Fidelity Freedom® Index Fund or each class thereof, as applicable, with certain exceptions. Under the terms of each administration agreement, FMR pays certain management and administrative expenses (other than investment advisory expenses) for which FMRC is responsible. FMR compensates all officers of each Fidelity Freedom® Index Fund and all Trustees who are interested persons of the trust, FMRC, or FMR. FMR also pays all fees associated with pricing and bookkeeping services and the cost of administration of each Fidelity Freedom® Index Fund's securities lending program.

Each Fidelity Freedom® Index Fund pays the following expenses: fees and expenses of the Independent Trustees, interest on borrowings, taxes, brokerage commissions and other costs in connection with the purchase or sale of securities and other investment instruments (if any), transfer agent fees and other expenses allocable at the class level, shareholder charges (if any) associated with investing in the underlying Fidelity® funds, and such non-recurring expenses as may arise, including costs of any litigation to which a fund may be a party, and any obligation it may have to indemnify the officers and Trustees with respect to litigation.

Management Fees.

Each Fidelity Freedom® Index Fund does not pay a management fee to FMRC.

FMR receives no fee for the services provided under each administration agreement and pays all other expenses of each Fidelity Freedom® Index Fund with limited exceptions.

FMR may, from time to time, voluntarily reimburse all or a portion of a class's operating expenses. FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

Expense reimbursements will increase returns, and repayment of the reimbursement will decrease returns.

Andrew Dierdorf and Brett Sumsion are co-managers of each Fidelity Freedom® Index Fund and receive compensation for their services to these funds. As of March 31, 2016, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each portfolio manager’s base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of each portfolio manager’s bonus are based on (i) the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) measured against a benchmark index (which may be a customized benchmark index developed by FMR) assigned to each fund or account, and (ii) the investment performance of other funds and accounts. The pre-tax investment performance of each portfolio manager’s fund(s) and account(s) is weighted according to the portfolio manager’s tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager’s tenure. Each component is calculated separately over the portfolio manager’s tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. A smaller, subjective component of each portfolio manager’s bonus is based on the portfolio manager’s overall contribution to management of FMR. For the three- and five-year periods, the bonus takes into account a portfolio manager’s performance in terms of his management of investment risk at the Freedom® Index Fund level. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR’s parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

A portfolio manager’s compensation plan may give rise to potential conflicts of interest. Although investors in a fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager’s compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund’s Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Dierdorf as of March 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	101	180	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$188,275	$37,885	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity Freedom® Index Income Fund ($249 (in millions) assets managed), Fidelity Freedom® Index 2005 Fund ($80 (in millions) assets managed), Fidelity Freedom® Index 2010 Fund ($443 (in millions) assets managed), Fidelity Freedom® Index 2015 Fund ($905 (in millions) assets managed), Fidelity Freedom® Index 2020 Fund ($2,654 (in millions) assets managed), Fidelity Freedom® Index 2025 Fund ($1,964 (in millions) assets managed), Fidelity Freedom® Index 2030 Fund ($2,470 (in millions) assets managed), Fidelity Freedom® Index 2035 Fund ($1,457 (in millions) assets managed), Fidelity Freedom® Index 2040 Fund ($1,736 (in millions) assets managed), Fidelity Freedom® Index 2045 Fund ($927 (in millions) assets managed), Fidelity Freedom® Index 2050 Fund ($917 (in millions) assets managed), Fidelity Freedom® Index 2055 Fund ($285 (in millions) assets managed), and Fidelity Freedom® Index 2060 Fund ($26 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund’s fiscal year-end.

As of March 31, 2016, the dollar range of shares of Fidelity Freedom® Index Income Fund beneficially owned by Mr. Dierdorf was none, the dollar range of shares of Fidelity Freedom® Index 2005 Fund beneficially owned by Mr. Dierdorf was none, the dollar range of shares of Fidelity Freedom® Index 2010 Fund beneficially owned by Mr. Dierdorf was none, the dollar range of shares of Fidelity Freedom® Index 2015 Fund beneficially owned by Mr. Dierdorf was none, the dollar range of shares of Fidelity Freedom® Index 2020 Fund beneficially owned by Mr. Dierdorf was none, the dollar range of shares of Fidelity Freedom® Index 2025 Fund beneficially owned by Mr. Dierdorf was none, the dollar range of shares of Fidelity Freedom® Index 2030 Fund beneficially owned by Mr. Dierdorf was none, the dollar range of shares of Fidelity Freedom® Index 2035 Fund beneficially owned by Mr. Dierdorf was $10,001 - $50,000, the dollar range of shares of Fidelity Freedom® Index 2040 Fund beneficially owned by Mr. Dierdorf was none, the dollar range of shares of Fidelity Freedom® Index 2045 Fund beneficially owned by Mr. Dierdorf was none, the dollar range of shares of Fidelity Freedom® Index 2050 Fund beneficially owned by Mr. Dierdorf was none, the dollar range of shares of Fidelity Freedom® Index 2055 Fund beneficially owned by Mr. Dierdorf was none, and the dollar range of shares of Fidelity Freedom® Index 2060 Fund beneficially owned by Mr. Dierdorf was none.

The following table provides information relating to other accounts managed by Mr. Sumsion as of March 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	100	180	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$184,000	$37,885	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity Freedom® Index Income Fund ($249 (in millions) assets managed), Fidelity Freedom® Index 2005 Fund ($80 (in millions) assets managed), Fidelity Freedom® Index 2010 Fund ($443 (in millions) assets managed), Fidelity Freedom® Index 2015 Fund ($905 (in millions) assets managed), Fidelity Freedom® Index 2020 Fund ($2,654 (in millions) assets managed), Fidelity Freedom® Index 2025 Fund ($1,964 (in millions) assets managed), Fidelity Freedom® Index 2030 Fund ($2,470 (in millions) assets managed), Fidelity Freedom® Index 2035 Fund ($1,457 (in millions) assets managed), Fidelity Freedom® Index 2040 Fund ($1,736 (in millions) assets managed), Fidelity Freedom® Index 2045 Fund ($927 (in millions) assets managed), Fidelity Freedom® Index 2050 Fund ($917 (in millions) assets managed), Fidelity Freedom® Index 2055 Fund ($285 (in millions) assets managed), and Fidelity Freedom® Index 2060 Fund ($26 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund’s fiscal year-end.

As of March 31, 2016, the dollar range of shares of Fidelity Freedom® Index Income Fund beneficially owned by Mr. Sumsion was none, the dollar range of shares of Fidelity Freedom® Index 2005 Fund beneficially owned by Mr. Sumsion was none, the dollar range of shares of Fidelity Freedom® Index 2010 Fund beneficially owned by Mr. Sumsion was none, the dollar range of shares of Fidelity Freedom® Index 2015 Fund beneficially owned by Mr. Sumsion was none, the dollar range of shares of Fidelity Freedom® Index 2020 Fund beneficially owned by Mr. Sumsion was none, the dollar range of shares of Fidelity Freedom® Index 2025 Fund beneficially owned by Mr. Sumsion was none, the dollar range of shares of Fidelity Freedom® Index 2030 Fund beneficially owned by Mr. Sumsion was none, the dollar range of shares of Fidelity Freedom® Index 2035 Fund beneficially owned by Mr. Sumsion was none, the dollar range of shares of Fidelity Freedom® Index 2040 Fund beneficially owned by Mr. Sumsion was none, the dollar range of shares of Fidelity Freedom® Index 2045 Fund beneficially owned by Mr. Sumsion was none, the dollar range of shares of Fidelity Freedom® Index 2050 Fund beneficially owned by Mr. Sumsion was none, the dollar range of shares of Fidelity Freedom® Index 2055 Fund beneficially owned by Mr. Sumsion was none, and the dollar range of shares of Fidelity Freedom® Index 2060 Fund beneficially owned by Mr. Sumsion was none.

PROXY VOTING GUIDELINES

The following Proxy Voting Guidelines were established by the Board of Trustees of the Fidelity® funds, after consultation with Fidelity. (The guidelines are reviewed periodically by Fidelity and by the Independent Trustees of the Fidelity® funds, and, accordingly, are subject to change.)

I.  General Principles

A.  Voting of shares will be conducted in a manner consistent with the best interests of Fidelity® Fund shareholders as follows: (i) securities of a portfolio company will generally be voted in a manner consistent with the Guidelines; and (ii) voting will be done without regard to any other Fidelity companies' relationship, business or otherwise, with that portfolio company. In evaluating proposals, FMR considers information from a number of sources, including management or shareholders of a company presenting a proposal and proxy voting advisory firms, and uses all this information as an input within the larger mix of information to which the Guidelines are applied.

B.  FMR Investment Proxy Research votes proxies. Like other Fidelity employees, Investment Proxy Research employees have a fiduciary duty to never place their own personal interest ahead of the interests of Fidelity® Fund shareholders, and are instructed to avoid actual and apparent conflicts of interest. In the event of a conflict of interest, Investment Proxy Research employees, like other Fidelity employees, will escalate to their managers or the Ethics Office, as appropriate, in accordance with Fidelity's corporate policy on conflicts of interest. A conflict of interest arises when there are factors that may prompt one to question whether a Fidelity employee is acting solely on the best interests of Fidelity and its customers. Employees are expected to avoid situations that could present even the appearance of a conflict between their interests and the interests of Fidelity and its customers.

C.  Except as set forth herein, FMR will generally vote in favor of routine management proposals.

D.  Non-routine proposals will generally be voted in accordance with the Guidelines.

E.  Non-routine proposals not covered by the Guidelines or involving other special circumstances will be evaluated on a case-by-case basis with input from the appropriate FMR analyst or portfolio manager, as applicable, subject to review by an attorney within FMR's General Counsel's office, FMR's Head of Fiduciary Oversight and Board Support, and a member of senior management within FMR Investment Proxy Research. A significant pattern of such proposals or other special circumstances will be referred to the appropriate Fidelity Fund Board Committee or its designee.

F.  FMR will vote on shareholder proposals not specifically addressed by the Guidelines based on an evaluation of a proposal's likelihood to enhance the long-term economic returns or profitability of the portfolio company or to maximize long-term shareholder value. Where information is not readily available to analyze the long-term economic impact of the proposal, FMR will generally abstain.

G.  Many Fidelity® Funds invest in voting securities issued by companies that are domiciled outside the United States and are not listed on a U.S. securities exchange. Corporate governance standards, legal or regulatory requirements and disclosure practices in foreign countries can differ from those in the United States. When voting proxies relating to non-U.S. securities, FMR will generally evaluate proposals in the context of the Guidelines and where applicable and feasible, take into consideration differing laws, regulations and practices in the relevant foreign market in determining how to vote shares.

H.  In certain non-U.S. jurisdictions, shareholders voting shares of a portfolio company may be restricted from trading the shares for a period of time around the shareholder meeting date. Because such trading restrictions can hinder portfolio management and could result in a loss of liquidity for a fund, FMR will generally not vote proxies in circumstances where such restrictions apply. In addition, certain non-U.S. jurisdictions require voting shareholders to disclose current share ownership on a fund-by-fund basis. When such disclosure requirements apply, FMR will generally not vote proxies in order to safeguard fund holdings information.

I.  Where a management-sponsored proposal is inconsistent with the Guidelines, FMR may receive a company's commitment to modify the proposal or its practice to conform to the Guidelines, and FMR will generally support management based on this commitment. If a company subsequently does not abide by its commitment, FMR will generally withhold authority for the election of directors at the next election.

II.  Definitions (as used in this document)

A.  Anti-Takeover Provision - includes fair price amendments; classified boards; "blank check" preferred stock; Golden Parachutes; supermajority provisions; Poison Pills; restricting the right to call special meetings; provisions restricting the right of shareholders to set board size; and any other provision that eliminates or limits shareholder rights.

B.  Golden Parachute - Employment contracts, agreements, or policies that include an excise tax gross-up provision; single trigger for cash incentives; or may result in a lump sum payment of cash and acceleration of equity that may total more than three times annual compensation (salary and bonus) in the event of a termination following a change in control.

C.  Greenmail - payment of a premium to repurchase shares from a shareholder seeking to take over a company through a proxy contest or other means.

D.  Sunset Provision - a condition in a charter or plan that specifies an expiration date.

E.  Poison Pill - a strategy employed by a potential take-over / target company to make its stock less attractive to an acquirer. Poison Pills are generally designed to dilute the acquirer's ownership and value in the event of a take-over.

F.  Large-Capitalization Company - a company included in the Russell 1000® Index or the Russell Global ex-U.S. Large Cap Index.

G.  Small-Capitalization Company - a company not included in the Russell 1000® Index or the Russell Global ex-U.S. Large Cap Index that is not a Micro-Capitalization Company.

H.  Micro-Capitalization Company - a company with a market capitalization under US $300 million.

I.  Evergreen Provision - a feature which provides for an automatic increase in the shares available for grant under an equity award plan on a regular basis.

III.  Directors

A.  Election of Directors

FMR will generally vote in favor of incumbent and nominee directors except where one or more such directors clearly appear to have failed to exercise reasonable judgment. FMR will also generally withhold authority for the election of all directors or directors on responsible committees if:

1.  An Anti-Takeover Provision was introduced, an Anti-Takeover Provision was extended, or a new Anti-Takeover Provision was adopted upon the expiration of an existing Anti-Takeover Provision, without shareholder approval except as set forth below.

With respect to Poison Pills, however, FMR will consider not withholding authority on the election of directors if all of the following conditions are met when a Poison Pill is introduced, extended, or adopted:

a.  The Poison Pill includes a Sunset Provision of less than five years;

b.  The Poison Pill includes a mechanism to allow shareholders to consider a bona fide takeover offer for all outstanding shares without triggering the Poison Pill;

c.  The Poison Pill is linked to a business strategy that will result in greater value for the shareholders; and

d.  Shareholder approval is required to reinstate the Poison Pill upon expiration.

FMR will also consider not withholding authority on the election of directors when:

e.  FMR determines that the Poison Pill was narrowly tailored to protect a specific tax benefit, and subject to an evaluation of its likelihood to enhance long-term economic returns or maximize long-term shareholder value; or

f.  One or more of the conditions a. through d. above are not met if a board is willing to strongly consider seeking shareholder ratification of, or adding above conditions noted a. and b. to an existing Poison Pill. In such a case, if the company does not take appropriate action prior to the next annual shareholder meeting, FMR will withhold authority on the election of directors.

2.  The company refuses, upon request by FMR, to amend the Poison Pill to allow Fidelity to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

3.  Within the last year and without shareholder approval, a company's board of directors or compensation committee has repriced outstanding options, exchanged outstanding options for equity, or tendered cash for outstanding options.

4.  Within the last year and without shareholder approval, a company's board of directors or compensation committee has adopted or extended a Golden Parachute.

5.  The company has not adequately addressed concerns communicated by FMR in the process of discussing executive compensation.

6.  To gain FMR's support on a proposal, the company made a commitment to modify a proposal or practice to conform to the Guidelines and the company has failed to act on that commitment.

7.  The director attended fewer than 75% of the aggregate number of meetings of the board or its committees on which the director served during the company's prior fiscal year, absent extenuating circumstances.

8.  The board is not composed of a majority of independent directors.

B.  Contested Director Election

FMR believes that strong management creates long-term shareholder value and we generally support management of companies in which the funds' assets are invested. FMR will vote on a case-by-case basis in contested director elections, taking into account factors such as management's track record and strategic plan for enhancing shareholder value; the long-term performance of the target company compared to its industry peers; the qualifications of the shareholder's and management's nominees; and other factors. Ultimately, FMR will vote for the outcome it believes has the best prospects for maximizing shareholder value over the long term.

C.  Indemnification

FMR will generally vote in favor of charter and by-law amendments expanding the indemnification of directors and/or limiting their liability for breaches of care unless FMR is otherwise dissatisfied with the performance of management or the proposal is accompanied by Anti-Takeover Provisions.

D.  Independent Chairperson

FMR will generally vote against shareholder proposals calling for or recommending the appointment of a non-executive or independent chairperson. However, FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, appointment of a non-executive or independent chairperson appears likely to further the interests of shareholders and to promote effective oversight of management by the board of directors.

E.  Majority Director Elections

FMR will generally vote in favor of proposals calling for directors to be elected by an affirmative majority of votes cast in a board election, provided that the proposal allows for plurality voting standard in the case of contested elections (i.e., where there are more nominees than board seats). FMR may consider voting against such shareholder proposals where a company's board has adopted an alternative measure, such as a director resignation policy, that provides a meaningful alternative to the majority voting standard and appropriately addresses situations where an incumbent director fails to receive the support of a majority of the votes cast in an uncontested election.

F.  Proxy Access

FMR will generally vote against management and shareholder proposals to adopt proxy access.

IV.  Compensation

A.  Executive Compensation

1.  Advisory votes on executive compensation

a.  FMR will generally vote for proposals to ratify executive compensation unless such compensation appears misaligned with shareholder interests or otherwise problematic, taking into account:

(i) The actions taken by the board or compensation committee in the previous year, including whether the company repriced or exchanged outstanding stock options without shareholder approval; adopted or extended a Golden Parachute without shareholder approval; or adequately addressed concerns communicated by FMR in the process of discussing executive compensation;

(ii) The alignment of executive compensation and company performance relative to peers; and

(iii) The structure of the compensation program, including factors such as whether incentive plan metrics are appropriate, rigorous and transparent; whether the long-term element of the compensation program is evaluated over at least a three-year period; the sensitivity of pay to below median performance; the amount and nature of non-performance-based compensation; the justification and rationale behind paying discretionary bonuses; the use of stock ownership guidelines and amount of executive stock ownership; and how well elements of compensation are disclosed.

b.  FMR will generally vote against proposals to ratify Golden Parachutes.

2.  Frequency of advisory vote on executive compensation

FMR will generally support annual advisory votes on executive compensation.

B.  Equity award plans (including stock options, restricted stock awards, and other stock awards).

FMR will generally vote against equity award plans or amendments to authorize additional shares under such plans if:

1.  (a) The company's average three year burn rate is greater than 1.5% for a Large-Capitalization Company, 2.5% for a Small-Capitalization Company or 3.5% for a Micro-Capitalization Company; and (b) there were no circumstances specific to the company or the plans that lead FMR to conclude that the burn rate is acceptable.

2.  In the case of stock option plans, (a) the offering price of options is less than 100% of fair market value on the date of grant, except that the offering price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus; (b) the plan's terms allow repricing of underwater options; or (c) the board/committee has repriced options outstanding under the plan in the past two years without shareholder approval.

3.  The plan includes an Evergreen Provision.

4.  The plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur.

C.  Equity Exchanges and Repricing

FMR will generally vote in favor of a management proposal to exchange, reprice or tender for cash, outstanding options if the proposed exchange, repricing, or tender offer is consistent with the interests of shareholders, taking into account such factors as:

1.  Whether the proposal excludes senior management and directors;

2.  Whether the exchange or repricing proposal is value neutral to shareholders based upon an acceptable pricing model;

3.  The company's relative performance compared to other companies within the relevant industry or industries;

4.  Economic and other conditions affecting the relevant industry or industries in which the company competes; and

5.  Any other facts or circumstances relevant to determining whether an exchange or repricing proposal is consistent with the interests of shareholders.

D.  Employee Stock Purchase Plans

FMR will generally vote in favor of employee stock purchase plans if the minimum stock purchase price is equal to or greater than 85% of the stock's fair market value and the plan constitutes a reasonable effort to encourage broad based participation in the company's equity. In the case of non-U.S. company stock purchase plans, FMR may permit a lower minimum stock purchase price equal to the prevailing "best practices" in the relevant non-U.S. market, provided that the minimum stock purchase price must be at least 75% of the stock's fair market value.

E.  Employee Stock Ownership Plans (ESOPs)

FMR will generally vote in favor of non-leveraged ESOPs. For leveraged ESOPs, FMR may examine the company's state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for the ESOP, and number of shares held by insiders. FMR may also examine where the ESOP shares are purchased and the dilution effect of the purchase. FMR will generally vote against leveraged ESOPs if all outstanding loans are due immediately upon change in control.

F.  Bonus Plans and Tax Deductibility Proposals

FMR will generally vote in favor of cash and stock incentive plans that are submitted for shareholder approval in order to qualify for favorable tax treatment under Section 162(m) of the Internal Revenue Code, provided that the plan includes well defined and appropriate performance criteria, and with respect to any cash component, that the maximum award per participant is clearly stated and is not unreasonable or excessive.

V.  Anti-Takeover Provisions

FMR will generally vote against a proposal to adopt or approve the adoption of an Anti-Takeover Provision unless:

A.  The Poison Pill either:

1.  Includes the following features:

a.  A Sunset Provision of no greater than five years;

b.  Linked to a business strategy that is expected to result in greater value for the shareholders;

c.  Requires shareholder approval to be reinstated upon expiration or if amended;

d.  Contains a mechanism to allow shareholders to consider a bona fide takeover offer for all outstanding shares without triggering the Poison Pill; and

e.  Allows the Fidelity® Funds to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities; or

2.  Has been narrowly tailored to protect a specific tax benefit, and subject to an evaluation of its likelihood to enhance long-term economic returns or maximize long-term shareholder value.

B.  It is an anti-Greenmail proposal that does not include other Anti-Takeover Provisions; or

C.  It is a fair price amendment that considers a two-year price history or less.

FMR will generally vote in favor of proposals to eliminate Anti-Takeover Provisions unless:

D.  In the case of proposals regarding shareholders' rights to call special meetings, FMR generally will vote against each proposal if the threshold required to call a special meeting is less than 25% of the outstanding stock.

E.  In the case of proposals regarding shareholders' right to act by written consent, FMR will generally vote against each proposal if it does not include appropriate mechanisms for implementation including, among other things, that at least 25% of the outstanding stock request that the company establish a record date determining which shareholders are entitled to act and that consents be solicited from all shareholders.

F.  In the case of proposals regarding supermajority provisions, FMR may vote to support such a provision when FMR determines that it may protect minority shareholder interests due to the presence of a substantial or dominant shareholder.

VI.  Capital Structure/Incorporation

A.  Increases in Common Stock

FMR will generally vote against a provision to increase a company's common stock if such increase will result in a total number of authorized shares greater than three times the current number of outstanding and scheduled to be issued shares, including stock options, except in the case of real estate investment trusts, where an increase that will result in a total number of authorized shares up to five times the current number of outstanding and scheduled to be issued shares is generally acceptable.

B.  Reverse Stock Splits

FMR will generally vote in favor of reverse stock splits as long as the post-split authorized shares is no greater than three times the post-split number of outstanding and scheduled to be issued shares, including stock awards, or in the case of real estate investment trusts the number of post-split authorized shares is not greater than five times the post-split number of outstanding and scheduled to be issued shares.

C.  Multi-Class Share Structures

FMR will generally vote in favor of proposals to recapitalize multi-class share structures into structures that provide equal voting rights for all shareholders, and will generally vote against proposals to introduce classes of stock with differential voting rights. However, FMR will evaluate all such proposals in the context of their likelihood to enhance long-term economic returns or maximize long-term shareholder value.

D.  Cumulative Voting Rights

FMR will generally vote against the introduction and in favor of the elimination of cumulative voting rights.

E.  Acquisition or Business Combination Statutes

FMR will generally vote in favor of proposed amendments to a company's certificate of incorporation or by-laws that enable the company to opt out of the control shares acquisition or business combination statutes.

F.  Incorporation or Reincorporation in Another State or Country

FMR will generally vote for management proposals calling for, or recommending that, a portfolio company reincorporate in another state or country if, on balance, the economic and corporate governance factors in the proposed jurisdiction appear reasonably likely to be better aligned with shareholder interests, taking into account the corporate laws of the current and proposed jurisdictions and any changes to the company's current and proposed governing documents. FMR will consider supporting such shareholder proposals in limited cases if, based upon particular facts and circumstances, remaining incorporated in the current jurisdiction appears misaligned with shareholder interests.

VII.  Shares of Investment Companies

A.  When a Fidelity® Fund invests in an underlying Fidelity® Fund with public shareholders, an exchange traded fund (ETF), or non-affiliated fund, FMR will vote in the same proportion as all other voting shareholders of such underlying fund or class ("echo voting"). FMR may choose not to vote if "echo voting" is not operationally feasible.

B.  Certain Fidelity® Funds may invest in shares of underlying Fidelity® Funds that do not have public shareholders. For Fidelity® Funds without public shareholders that are managed by FMR or an affiliate, FMR will generally vote in favor of proposals recommended by the underlying funds' Board of Trustees.

VIII.  Other

A.  Voting Process

FMR will generally vote in favor of proposals to adopt confidential voting and independent vote tabulation practices.

B.  Regulated Industries

Voting of shares in securities of any regulated industry (e.g. U.S. banking) organization shall be conducted in a manner consistent with conditions that may be specified by the industry's regulator (e.g. the Federal Reserve Board) for a determination under applicable law (e.g. federal banking law) that no fund or group of funds has acquired control of such organization.

To view a fund's proxy voting record for the most recent 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the SEC's web site at www.sec.gov.

DISTRIBUTION SERVICES

For purposes of the following "Distribution Services" discussion, the term "shares" (as it relates to the funds) means the one class of shares of a fund offered through the prospectus to which this SAI relates.

Each fund has entered into a distribution agreement with FDC, an affiliate of FMRC and FMR. The principal business address of FDC is 100 Salem Street, Smithfield, Rhode Island 02917. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the funds, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMRC or FMR.

The Trustees have approved a Distribution and Service Plan with respect to shares of each fund (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow shares of the funds, FMRC, and/or FMR to incur certain expenses that might be considered to constitute indirect payment by the funds of distribution expenses.

Under each Plan, if the payment of management fees by each fund to FMRC, or the payment of administration fees by FMRC to FMR out of the management fees, is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. Each Plan specifically recognizes that FMRC or FMR may use its past profits or its other resources to pay FDC for expenses incurred in connection with providing services intended to result in the sale of shares of Fidelity Freedom® Index Fund and/or shareholder support services. In addition, each Plan provides that FMRC or FMR, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees has authorized such payments for shares of Fidelity Freedom® Index Funds.

Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the fund or class, as applicable, and its shareholders. In particular, the Trustees noted that each Plan does not authorize payments by shares of the fund other than those made to FMRC under its management contract with the fund. To the extent that each Plan gives FMRC, FMR, and FDC greater flexibility in connection with the distribution of shares, additional sales of shares or stabilization of cash flows may result. Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.

FDC or an affiliate may compensate, or upon direction make payments for certain retirement plan expenses to intermediaries. A number of factors are considered in determining whether to pay these additional amounts. Such factors may include, without limitation, the level or type of services provided by the intermediary, the level or expected level of assets or sales of shares, and other factors. In addition to such payments, FDC or an affiliate may offer other incentives such as sponsorship of educational or client seminars relating to current products and issues, payments or reimbursements for travel and related expenses associated with due diligence trips that an intermediary may undertake in order to explore possible business relationships with affiliates of FDC, and/or payments of costs and expenses associated with attendance at seminars, including travel, lodging, entertainment, and meals. Certain of the payments described above may be significant to an intermediary. As permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, FDC or an affiliate may pay or allow other incentives or payments to intermediaries.

A fund's transfer agent or an affiliate may also make payments and reimbursements from its own resources to certain intermediaries (who may be affiliated with the transfer agent) for performing recordkeeping and other services. Please see "Transfer and Service Agent Agreements" in this SAI for more information.

FDC or an affiliate may also make payments to banks, broker-dealers and other service-providers (who may be affiliated with FDC) for distribution-related activities and/or shareholder services. If you have purchased shares of a fund through an investment professional, please speak with your investment professional to learn more about any payments his or her firm may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

Any of the payments described in this section may represent a premium over payments made by other fund families. Investment professionals may have an added incentive to sell or recommend a fund over others offered by competing fund families, or retirement plan sponsors may take these payments into account when deciding whether to include a fund as a plan investment option.

TRANSFER AND SERVICE AGENT AGREEMENTS

For purposes of the following "Transfer and Service Agent Agreements" discussion, the term "shares" (as it relates to the funds) means the one class of shares of a fund offered through the prospectus to which this SAI relates.

Each fund has entered into a transfer agent agreement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMRC and FMR, which is located at 245 Summer Street, Boston, Massachusetts 02210. Under the terms of the agreements, FIIOC (or an agent, including an affiliate) performs transfer agency services.

For providing transfer agency services, FIIOC receives an asset-based fee, calculated and paid monthly on the basis of a fund's average daily net assets, with respect to each position in a fund.

FIIOC may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, maintaining fund positions with low balances, checkwriting, wire transactions, and providing historical account research.

FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Fund shares may be owned by intermediaries for the benefit of their customers. In those instances, a fund may not maintain an account for shareholders, and some or all of the recordkeeping services for these accounts may be performed by third parties. FIIOC or an affiliate may make payments to intermediaries (including affiliates of FIIOC) for recordkeeping and other services.

Retirement plans may also hold fund shares in the name of the plan or its trustee, rather than the plan participant. In situations where FIIOC or an affiliate does not provide recordkeeping services, plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the funds, may, upon direction, be paid for providing recordkeeping services to plan participants. Payments may also be made, upon direction, for other plan expenses. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

In certain situations where FIIOC or an affiliate provides recordkeeping services to a retirement plan, payments may be made to pay for plan expenses. The amount of such payments may be based on investments in particular Fidelity® funds, or may be fixed for a given period of time. Upon direction, payments may be made to plan sponsors, or at the direction of plan sponsors, third parties, for expenses incurred in connection with the plan. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

Each fund has entered into a service agent agreement with FSC, an affiliate of FMRC and FMR (or an agent, including an affiliate). Each fund has also entered into a securities lending administration agreement with FSC. Under the terms of the agreements, FSC calculates the NAV and dividends for shares, maintains each fund's portfolio and general accounting records, and administers each fund's securities lending program.

For providing pricing and bookkeeping services, FSC receives a monthly fee based on each fund's average daily net assets throughout the month.

For administering each fund's securities lending program, FSC is paid based on the number and duration of individual securities loans.

FMR bears the cost of pricing and bookkeeping services and administration of the securities lending program under the terms of its administration agreements with FMRC.

DESCRIPTION OF THE TRUST

Trust Organization. Fidelity Freedom® Index Income Fund, Fidelity Freedom® Index 2005 Fund, Fidelity Freedom® Index 2010 Fund, Fidelity Freedom® Index 2015 Fund, Fidelity Freedom® Index 2020 Fund, Fidelity Freedom® Index 2025 Fund, Fidelity Freedom® Index 2030 Fund, Fidelity Freedom® Index 2035 Fund, Fidelity Freedom® Index 2040 Fund, Fidelity Freedom® Index 2045 Fund, Fidelity Freedom® Index 2050 Fund, Fidelity Freedom® Index 2055 Fund, and Fidelity Freedom® Index 2060 Fund are funds of Fidelity Aberdeen Street Trust, an open-end management investment company created under an initial trust instrument dated June 20, 1991. Currently, there are 53 funds offered in Fidelity Aberdeen Street Trust: Fidelity Advisor Freedom® Income Fund, Fidelity Advisor Freedom® 2005 Fund, Fidelity Advisor Freedom® 2010 Fund, Fidelity Advisor Freedom® 2015 Fund, Fidelity Advisor Freedom® 2020 Fund, Fidelity Advisor Freedom® 2025 Fund, Fidelity Advisor Freedom® 2030 Fund, Fidelity Advisor Freedom® 2035 Fund, Fidelity Advisor Freedom® 2040 Fund, Fidelity Advisor Freedom® 2045 Fund, Fidelity Advisor Freedom® 2050 Fund, Fidelity Advisor Freedom® 2055 Fund, Fidelity Advisor Freedom® 2060 Fund, Fidelity® Four-in-One Index Fund, Fidelity Freedom® Income Fund, Fidelity Freedom® 2005 Fund, Fidelity Freedom® 2010 Fund, Fidelity Freedom® 2015 Fund, Fidelity Freedom® 2020 Fund, Fidelity Freedom® 2025 Fund, Fidelity Freedom® 2030 Fund, Fidelity Freedom® 2035 Fund, Fidelity Freedom® 2040 Fund, Fidelity Freedom® 2045 Fund, Fidelity Freedom® 2050 Fund, Fidelity Freedom® 2055 Fund, Fidelity Freedom® 2060 Fund, Fidelity Freedom® Index Income Fund, Fidelity Freedom® Index 2005 Fund, Fidelity Freedom® Index 2010 Fund, Fidelity Freedom® Index 2015 Fund, Fidelity Freedom® Index 2020 Fund, Fidelity Freedom® Index 2025 Fund, Fidelity Freedom® Index 2030 Fund, Fidelity Freedom® Index 2035 Fund, Fidelity Freedom® Index 2040 Fund, Fidelity Freedom® Index 2045 Fund, Fidelity Freedom® Index 2050 Fund, Fidelity Freedom® Index 2055 Fund, Fidelity Freedom® Index 2060 Fund, Fidelity Freedom K® Income Fund, Fidelity Freedom K® 2005 Fund, Fidelity Freedom K® 2010 Fund, Fidelity Freedom K® 2015 Fund, Fidelity Freedom K® 2020 Fund, Fidelity Freedom K® 2025 Fund, Fidelity Freedom K® 2030 Fund, Fidelity Freedom K® 2035 Fund, Fidelity Freedom K® 2040 Fund, Fidelity Freedom K® 2045 Fund, Fidelity Freedom K® 2050 Fund, Fidelity Freedom K® 2055 Fund, and Fidelity Freedom K® 2060 Fund. The Trustees are permitted to create additional funds in the trust and to create additional classes of the funds.

The assets of the trust received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in the trust shall be charged with the liabilities and expenses attributable to such fund, except that liabilities and expenses may be allocated to a particular class. Any general expenses of the trust shall be allocated between or among any one or more of its funds or classes.

Shareholder Liability. The trust is a statutory trust organized under Delaware law. Delaware law provides that, except to the extent otherwise provided in the Trust Instrument, shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit organized under the general corporation law of Delaware. The courts of some states, however, may decline to apply Delaware law on this point. The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust. The Trust Instrument provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Trust Instrument further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

The Trust Instrument provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Trust Instrument also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and a fund is unable to meet its obligations. FMRC believes that, in view of the above, the risk of personal liability to shareholders is extremely remote. Claims asserted against one class of shares may subject holders of another class of shares to certain liabilities.

Voting Rights. Each fund's capital consists of shares of beneficial interest. Shareholders are entitled to one vote for each dollar of net asset value they own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund, and by class.

The shares have no preemptive rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.

The trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. Generally, the merger of the trust or a fund or a class with another operating mutual fund or the sale of all or a portion of the assets of the trust or a fund or a class to another operating mutual fund requires approval by a vote of shareholders of the trust or the fund or the class. However, the Trustees may, without prior shareholder approval, authorize a transfer of all assets of a Fidelity Freedom® Index Fund into Fidelity Freedom® Index Income Fund, or any successor thereto, or reorganize or terminate the trust or a fund or a class. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

Custodians. JPMorgan Chase Bank, 270 Park Avenue, New York, New York, is custodian of the assets of each Fidelity Freedom® Index Fund (except Fidelity Freedom® Index 2055 Fund). The Bank of New York Mellon, 1 Wall Street, New York, New York, is custodian of the assets of Fidelity Freedom® Index 2055 Fund. Each custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. The Bank of New York Mellon, headquartered in New York, also may serve as special purpose custodian of certain assets of taxable funds in connection with repurchase agreement transactions. JPMorgan Chase Bank, headquartered in New York, also may serve as special purpose custodian of certain assets of taxable funds in connection with repurchase agreement transactions.

FMR, its officers and directors, its affiliated companies, Members of the Advisory Board (if any), and Members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of each fund's adviser, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.

Independent Registered Public Accounting Firm. Deloitte & Touche LLP, 200 Berkeley Street, Boston, Massachusetts, independent registered public accounting firm, audits financial statements for each fund and provides other audit related services.

FUND HOLDINGS INFORMATION

Each fund views holdings information as sensitive and limits its dissemination. The Board authorized FMR to establish and administer guidelines for the dissemination of fund holdings information, which may be amended at any time without prior notice. FMR's Disclosure Policy Committee (comprising executive officers of FMR) evaluates disclosure policy with the goal of serving a fund's best interests by striking an appropriate balance between providing information about a fund's portfolio and protecting a fund from potentially harmful disclosure. The Board reviews the administration and modification of these guidelines and receives reports from the funds' chief compliance officer periodically.

Each fund’s full holdings will be available monthly, 30 days after the month-end, and quarterly, 15 days after the quarter-end, by calling Fidelity at 1-800-835-5092 (plan accounts) or 1-800-544-8544 (all other accounts). Each fund will also provide a full list of monthly and quarterly holdings on www.401k.com (plan accounts) and www.fidelity.com (all other accounts) (log in) as described above.

Unless otherwise indicated, this information will be available on the web site until updated for the next applicable period.

A fund may also from time to time provide or make available to the Board or third parties upon request specific fund level performance attribution information and statistics. Third parties may include fund shareholders or prospective fund shareholders, members of the press, consultants, and ratings and ranking organizations.

The Use of Holdings In Connection With Fund Operations. Material non-public holdings information may be provided as part of the activities associated with managing Fidelity® funds to: entities which, by explicit agreement or by virtue of their respective duties to the fund, are required to maintain the confidentiality of the information disclosed; other parties if legally required; or persons FMR believes will not misuse the disclosed information. These entities, parties, and persons include, but are not limited to: a fund's trustees; a fund's manager, its sub-advisers, if any, and their affiliates whose access persons are subject to a code of ethics (including portfolio managers of affiliated funds of funds); contractors who are subject to a confidentiality agreement; a fund's auditors; a fund's custodians; proxy voting service providers; financial printers; pricing service vendors; broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities; securities lending agents; counsel to a fund or its Independent Trustees; regulatory authorities; stock exchanges and other listing organizations; parties to litigation; third parties in connection with a bankruptcy proceeding relating to a fund holding; and third parties who have submitted a standing request to a money market fund for daily holdings information. Non-public holdings information may also be provided to an issuer regarding the number or percentage of its shares that are owned by a fund and in connection with redemptions in kind.

Other Uses Of Holdings Information. In addition, each fund may provide material non-public holdings information to (i) third parties that calculate information derived from holdings for use by FMR or its affiliates, (ii) ratings and rankings organizations, and (iii) an investment adviser, trustee, or their agents to whom holdings are disclosed for due diligence purposes or in anticipation of a merger involving a fund. Each individual request is reviewed by the Disclosure Policy Committee which must find, in its sole discretion that, based on the specific facts and circumstances, the disclosure appears unlikely to be harmful to a fund. Entities receiving this information must have in place control mechanisms to reasonably ensure or otherwise agree that, (a) the holdings information will be kept confidential, (b) no employee shall use the information to effect trading or for their personal benefit, and (c) the nature and type of information that they, in turn, may disclose to third parties is limited. FMR relies primarily on the existence of non-disclosure agreements and/or control mechanisms when determining that disclosure is not likely to be harmful to a fund.

At this time, the entities receiving information described in the preceding paragraph are: Factset Research Systems Inc. (full or partial fund holdings daily, on the next business day); Standard & Poor's Ratings Services (full holdings weekly (generally as of the previous Friday), generally 5 business days thereafter); MSCI Inc. and certain affiliates (full or partial fund holdings daily, on the next business day); and Barclays Capital Inc. (full holdings daily, on the next business day).

FMR, its affiliates, or the funds will not enter into any arrangements with third parties from which they derive consideration for the disclosure of material non-public holdings information. If, in the future, such an arrangement is desired, prior Board approval would be sought and any such arrangements would be disclosed in the funds' SAI.

There can be no assurance that the funds' policies and procedures with respect to disclosure of fund portfolio holdings will prevent the misuse of such information by individuals and firms that receive such information.

FINANCIAL STATEMENTS

Each fund's financial statements and financial highlights for the fiscal year ended March 31, 2016, and report of the independent registered public accounting firm, are included in the fund's annual report and are incorporated herein by reference. Total annual operating expenses as shown in the prospectus fee table may differ from the ratios of expenses to average net assets in the financial highlights because total annual operating expenses as shown in the prospectus fee table include any acquired fund fees and expenses, whereas the ratios of expenses in the financial highlights do not, except to the extent any acquired fund fees and expenses relate to an entity, such as a wholly-owned subsidiary, with which a fund's financial statements are consolidated. Acquired funds include other investment companies (such as central funds or other underlying funds) in which a fund has invested, if and to the extent it is permitted to do so. Total annual operating expenses in the prospectus fee table and the financial highlights do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception from the definition of "investment company" provided by section 3(c)(1) or 3(c)(7) of the 1940 Act.

APPENDIX

Fidelity Freedom, Fidelity Investments & Pyramid Design, Fidelity, Spartan, Fidelity Advisor Freedom and Fidelity Freedom K are registered service marks of FMR LLC. © 2016 FMR LLC. All rights reserved.

Any third-party marks that may appear above are the marks of their respective owners.

Fund	Ticker
Fidelity Freedom K® Income Fund	FFKAX
Fidelity Freedom K® 2005 Fund	FFKVX
Fidelity Freedom K® 2010 Fund	FFKCX
Fidelity Freedom K® 2015 Fund	FKVFX
Fidelity Freedom K® 2020 Fund	FFKDX
Fidelity Freedom K® 2025 Fund	FKTWX
Fidelity Freedom K® 2030 Fund	FFKEX
Fidelity Freedom K® 2035 Fund	FKTHX
Fidelity Freedom K® 2040 Fund	FFKFX
Fidelity Freedom K® 2045 Fund	FFKGX
Fidelity Freedom K® 2050 Fund	FFKHX
Fidelity Freedom K® 2055 Fund	FDENX
Fidelity Freedom K® 2060 Fund	FDKNX

Funds of Fidelity Aberdeen Street Trust

STATEMENT OF ADDITIONAL INFORMATION

May 28, 2016

This statement of additional information (SAI) is not a prospectus. Portions of each fund's annual report are incorporated herein. The annual report is supplied with this SAI.

To obtain a free additional copy of the prospectus or SAI, dated May 28, 2016, or an annual report, please call Fidelity at 1-800-835-5092 or visit Fidelity’s web site at www.401k.com.

FF-K-PTB-0516
1.892596.109

245 Summer Street, Boston, MA 02210

INVESTMENT POLICIES AND LIMITATIONS
SPECIAL GEOGRAPHIC CONSIDERATIONS
PORTFOLIO TRANSACTIONS
VALUATION
BUYING, SELLING, AND EXCHANGING INFORMATION
DESCRIPTION OF UNDERLYING FIDELITY® FUNDS
DISTRIBUTIONS AND TAXES
TRUSTEES AND OFFICERS
CONTROL OF INVESTMENT ADVISER
MANAGEMENT CONTRACTS
PROXY VOTING GUIDELINES
DISTRIBUTION SERVICES
TRANSFER AND SERVICE AGENT AGREEMENTS
DESCRIPTION OF THE TRUST
FUND HOLDINGS INFORMATION
FINANCIAL STATEMENTS
APPENDIX

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.

A fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

The following are each fund's fundamental investment limitations set forth in their entirety.

Diversification

For each fund:

The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

Senior Securities

For each fund:

The fund may not issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940.

Borrowing

For each fund:

The fund may not borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

Underwriting

For each fund:

The fund may not underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

Concentration

For each fund:

The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry (provided that investments in other investment companies shall not be considered an investment in any particular industry for purposes of this investment limitation).

For purposes of the fund's concentration limitation discussed above, with respect to any investment in repurchase agreements collateralized by U.S. Government securities, FMR Co., Inc. (FMRC) looks through to the U.S. Government securities.

Real Estate

For each fund:

The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

Commodities

For each fund:

The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

Loans

For each fund:

The fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

The following investment limitations are not fundamental and may be changed without shareholder approval.

Short Sales

For each fund:

The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

Margin Purchases

For each fund:

The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

Borrowing

For each fund:

The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of the fundamental borrowing investment limitation).

Illiquid Securities

For each fund:

The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

For purposes of each fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Loans

For each fund:

The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

In addition to each fund's fundamental and non-fundamental investment limitations discussed above:

For a fund's limitations on futures and options transactions, see "Investment Policies and Limitations - Futures, Options, and Swaps."

Notwithstanding the foregoing investment limitations, the underlying Fidelity® funds in which a fund may invest have adopted certain investment limitations that may be more or less restrictive than those listed above, thereby permitting a fund to engage indirectly in investment strategies that are prohibited under the investment limitations listed above. The investment limitations of each underlying Fidelity® fund are set forth in its SAI.

In accordance with its investment program as set forth in the prospectus, each fund may invest more than 25% of its assets in any one underlying Fidelity® fund. Although each fund does not intend to concentrate its investments in a particular industry, a fund may indirectly concentrate in a particular industry or group of industries through its investments in one or more underlying Fidelity® funds.

The following pages contain more detailed information about types of instruments in which a fund may invest, techniques a fund's adviser may employ in pursuit of the fund's investment objective, and a summary of related risks. A fund's adviser may not buy all of these instruments or use all of these techniques unless it believes that doing so will help the fund achieve its goal. However, a fund's adviser is not required to buy any particular instrument or use any particular technique even if to do so might benefit the fund.

Each Fidelity Freedom K® Fund may have exposure to instruments, techniques, and risks either directly or indirectly through an investment in an underlying fund. An underlying fund may invest in the same or other types of instruments and its adviser (or a sub-adviser) may employ the same or other types of techniques. Each Fidelity Freedom K® Fund's performance will be affected by the instruments, techniques, and risks associated with an underlying fund, in proportion to the amount of assets that the fund allocates to that underlying fund.

On the following pages in this section titled "Investment Policies and Limitations," except as otherwise indicated, references to "a fund" or "the fund" may relate to the Fidelity Freedom K® Funds or an underlying fund in which a Fidelity Freedom K® Fund invests, and references to "an adviser" or "the adviser" may relate to FMRC (or its affiliates) or an adviser (or sub-adviser) of an underlying fund.

Affiliated Bank Transactions.  A Fidelity® fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.

Asset-Backed Securities  represent interests in pools of mortgages, loans, receivables, or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. In addition, these securities may be subject to prepayment risk.

Borrowing.  If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

Cash Management.  A fund may hold uninvested cash or may invest it in cash equivalents such as money market securities, repurchase agreements, or shares of short-term bond or money market funds, including (for Fidelity® funds and other advisory clients only) shares of Fidelity® central funds. Generally, these securities offer less potential for gains than other types of securities.

Central Funds  are special types of investment vehicles created by Fidelity for use by the Fidelity® funds and other advisory clients. Central funds are used to invest in particular security types or investment disciplines, or for cash management. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but do not pay additional management fees. The investment results of the portions of a Fidelity® fund's assets invested in the central funds will be based upon the investment results of those funds.

Commodity Futures Trading Commission (CFTC) Notice of Exclusion.  The trust, on behalf of the Fidelity® funds to which this SAI relates, has filed with the National Futures Association a notice claiming an exclusion from the definition of the term "commodity pool operator" (CPO) under the Commodity Exchange Act, as amended, and the rules of the CFTC promulgated thereunder, with respect to each fund's operation. Accordingly, neither a fund nor its adviser is subject to registration or regulation as a commodity pool or a CPO. However, the CFTC has adopted certain rule amendments that significantly affect the continued availability of this exclusion, and may subject advisers to funds to regulation by the CFTC. As of the date of this SAI, the adviser does not expect to register as a CPO of the funds. However, there is no certainty that a fund or its adviser will be able to rely on an exclusion in the future as the fund's investments change over time. A fund may determine not to use investment strategies that trigger additional CFTC regulation or may determine to operate subject to CFTC regulation, if applicable. If a fund or its adviser operates subject to CFTC regulation, it may incur additional expenses.

Common Stock  represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock, although related proceedings can take time to resolve and results can be unpredictable. For purposes of a Fidelity® fund's policies related to investment in common stock Fidelity considers depositary receipts evidencing ownership of common stock to be common stock.

Companies "Principally Engaged" in the Real Estate Industry.  For purposes of a Fidelity® fund's investment objective and policy to normally invest at least 80% of its assets in securities of companies principally engaged in the real estate industry and other real estate related investments, Fidelity may consider a company to be principally engaged in the real estate industry if: (i) at least a plurality of its assets (marked to market), gross income, or net profits are attributable to ownership, construction, management, or sale of residential, commercial, or industrial real estate, or (ii) a third party has given the company an industry or sector classification consistent with real estate.

Convertible Securities  are bonds, debentures, notes, or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Countries and Markets Considered Emerging.  For purposes of a Fidelity® fund's 80% investment policy relating to emerging markets, emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar emerging characteristics.

Country or Geographic Region.  Various factors may be considered in determining whether an investment is tied economically to a particular country or region, including: whether the investment is issued or guaranteed by a particular government or any of its agencies, political subdivisions, or instrumentalities; whether the investment has its primary trading market in a particular country or region; whether the issuer is organized under the laws of, derives at least 50% of its revenues from, or has at least 50% of its assets in a particular country or region; whether the investment is included in an index representative of a particular country or region; and whether the investment is exposed to the economic fortunes and risks of a particular country or region.

Debt Securities  are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay interest but are sold at a deep discount from their face values. Debt securities include corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities.

Dollar-Weighted Average Maturity  is derived by multiplying the value of each investment by the time remaining to its maturity, adding these calculations, and then dividing the total by the value of a fund's portfolio. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.

Under certain circumstances, a fund may invest in nominally long-term securities that have maturity shortening features of shorter-term securities, and the maturities of these securities may be deemed to be earlier than their ultimate maturity dates by virtue of an existing demand feature or an adjustable interest rate. Under other circumstances, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. The maturities of mortgage securities, including collateralized mortgage obligations, and some asset-backed securities are determined on a weighted average life basis, which is the average time for principal to be repaid. For a mortgage security, this average time is calculated by estimating the timing of principal payments, including unscheduled prepayments, during the life of the mortgage. The weighted average life of these securities is likely to be substantially shorter than their stated final maturity.

Duration  is a measure of a bond's price sensitivity to a change in its yield. For example, if a bond has a 5-year duration and its yield rises 1%, the bond's value is likely to fall about 5%. Similarly, if a bond fund has a 5-year average duration and the yield on each of the bonds held by the fund rises 1%, the fund's value is likely to fall about 5%. For funds with exposure to foreign markets, there are many reasons why all of the bond holdings do not experience the same yield changes. These reasons include: the bonds are spread off of different yield curves around the world and these yield curves do not move in tandem; the shapes of these yield curves change; and sector and issuer yield spreads change. Other factors can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance will likely differ from the example.

Domestic and Foreign Investments (money market fund only)  include U.S. dollar-denominated time deposits, certificates of deposit, and bankers' acceptances of U.S. banks and their branches located outside of the United States, U.S. branches and agencies of foreign banks, and foreign branches of foreign banks. Domestic and foreign investments may also include U.S. dollar-denominated securities issued or guaranteed by other U.S. or foreign issuers, including U.S. and foreign corporations or other business organizations, foreign governments, foreign government agencies or instrumentalities, and U.S. and foreign financial institutions, including savings and loan institutions, insurance companies, mortgage bankers, and real estate investment trusts, as well as banks.

The obligations of foreign branches of U.S. banks may not be obligations of the parent bank in addition to the issuing branch, and may be limited by the terms of a specific obligation and by governmental regulation. Payment of interest and repayment of principal on these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk) or by war or civil conflict. In addition, settlement of trades may occur outside of the United States and evidence of ownership of portfolio securities may be held outside of the United States. Accordingly, a fund may be subject to the risks associated with the settlement of trades and the holding of such property overseas. Various provisions of federal law governing the establishment and operation of U.S. branches do not apply to foreign branches of U.S. banks.

Obligations of U.S. branches and agencies of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation, as well as by governmental action in the country in which the foreign bank has its head office.

Obligations of foreign issuers involve certain additional risks. These risks may include future unfavorable political and economic developments, withholding taxes, seizures of foreign deposits, currency controls, interest limitations, or other governmental restrictions that might affect repayment of principal or payment of interest, or the ability to honor a credit commitment. Additionally, there may be less public information available about foreign entities. Foreign issuers may be subject to less governmental regulation and supervision than U.S. issuers. Foreign issuers also generally are not bound by uniform accounting, auditing, and financial reporting requirements comparable to those applicable to U.S. issuers. From time to time, a fund's adviser and/or its affiliates may determine that, as a result of regulatory requirements that may apply to the adviser and/or its affiliates due to investments in a particular country, investments in the securities of issuers domiciled or listed on trading markets in that country above certain thresholds (which may apply at the account level or in the aggregate across all accounts managed by the adviser and its affiliates) may be impractical or undesirable. In such instances, the adviser may limit or exclude investment in a particular issuer, which may include investment in related derivative instruments, and investment flexibility may be restricted.

Exchange Traded Funds (ETFs)  are shares of other investment companies, commodity pools, or other entities that are traded on an exchange. Typically, assets underlying the ETF shares are stocks, though they may also be commodities or other instruments. An ETF may seek to replicate the performance of a specific index or may be actively managed.

Typically, shares of an ETF that tracks an index are expected to increase in value as the value of the underlying benchmark increases. However, in the case of inverse ETFs (also called "short ETFs" or "bear ETFs"), ETF shares are expected to increase in value as the value of the underlying benchmark decreases. Inverse ETFs seek to deliver the opposite of the performance of the benchmark they track and are often marketed as a way for investors to profit from, or at least hedge their exposure to, downward moving markets. Investments in inverse ETFs are similar to holding short positions in the underlying benchmark.

ETF shares are redeemable only in large blocks (typically, 50,000 shares) often called "creation units" by persons other than a fund, and are redeemed principally in-kind at each day's next calculated net asset value per share (NAV). ETFs typically incur fees that are separate from those fees incurred directly by a fund. A fund's purchase of ETFs results in the layering of expenses, such that the fund would indirectly bear a proportionate share of any ETF's operating expenses. Further, while traditional investment companies are continuously offered at NAV, ETFs are traded in the secondary market (e.g., on a stock exchange) on an intra-day basis at prices that may be above or below the value of their underlying portfolios.

Some of the risks of investing in an ETF that tracks an index are similar to those of investing in an indexed mutual fund, including tracking error risk (the risk of errors in matching the ETF's underlying assets to the index or other benchmark); and the risk that because an ETF is not actively managed, it cannot sell stocks or other assets as long as they are represented in the index or other benchmark. Other ETF risks include the risk that ETFs may trade in the secondary market at a discount from their NAV and the risk that the ETFs may not be liquid. ETFs also may be leveraged. Leveraged ETFs seek to deliver multiples of the performance of the index or other benchmark they track and use derivatives in an effort to amplify the returns (or decline, in the case of inverse ETFs) of the underlying index or benchmark. While leveraged ETFs may offer the potential for greater return, the potential for loss and the speed at which losses can be realized also are greater. Most leveraged and inverse ETFs "reset" daily, meaning they are designed to achieve their stated objectives on a daily basis. Leveraged and inverse ETFs can deviate substantially from the performance of their underlying benchmark over longer periods of time, particularly in volatile periods.

Exchange Traded Notes (ETNs)  are a type of senior, unsecured, unsubordinated debt security issued by financial institutions that combines aspects of both bonds and ETFs. An ETN's returns are based on the performance of a market index or other reference asset minus fees and expenses. Similar to ETFs, ETNs are listed on an exchange and traded in the secondary market. However, unlike an ETF, an ETN can be held until the ETN's maturity, at which time the issuer will pay a return linked to the performance of the market index or other reference asset to which the ETN is linked minus certain fees. Unlike regular bonds, ETNs typically do not make periodic interest payments and principal typically is not protected.

ETNs also incur certain expenses not incurred by their applicable index. The market value of an ETN is determined by supply and demand, the current performance of the index or other reference asset, and the credit rating of the ETN issuer. The market value of ETN shares may differ from their intraday indicative value. The value of an ETN may also change due to a change in the issuer's credit rating. As a result, there may be times when an ETN's share trades at a premium or discount to its NAV. Some ETNs that use leverage in an effort to amplify the returns of an underlying index or other reference asset can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Leveraged ETNs may offer the potential for greater return, but the potential for loss and speed at which losses can be realized also are greater.

Exposure to Foreign and Emerging Markets.  Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. From time to time, a fund's adviser and/or its affiliates may determine that, as a result of regulatory requirements that may apply to the adviser and/or its affiliates due to investments in a particular country, investments in the securities of issuers domiciled or listed on trading markets in that country above certain thresholds (which may apply at the account level or in the aggregate across all accounts managed by the adviser and its affiliates) may be impractical or undesirable. In such instances, the adviser may limit or exclude investment in a particular issuer, and investment flexibility may be restricted. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. There is no assurance that a fund's adviser will be able to anticipate these potential events or counter their effects. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter (OTC) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased investment or valuation risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository, or foreign subcustodian. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than with U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.

Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

American Depositary Receipts (ADRs) as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.

The risks of foreign investing may be magnified for investments in emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Floating Rate Loans and Other Debt Securities.  Floating rate loans consist generally of obligations of companies or other entities (collectively, "borrowers") incurred for the purpose of reorganizing the assets and liabilities of a borrower (recapitalization); acquiring another company (acquisition); taking over control of a company (leveraged buyout); temporary financing (bridge loan); or refinancings, internal growth, or other general business purposes. Floating rate loans are often obligations of borrowers who are highly leveraged.

Floating rate loans may be structured to include both term loans, which are generally fully funded at the time of the making of the loan, and revolving credit facilities, which would require additional investments upon the borrower's demand. A revolving credit facility may require a purchaser to increase its investment in a floating rate loan at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

Floating rate loans may be acquired by direct investment as a lender, as a participation interest (which represents a fractional interest in a floating rate loan) issued by a lender or other financial institution, or as an assignment of the portion of a floating rate loan previously attributable to a different lender.

A floating rate loan offered as part of the original lending syndicate typically is purchased at par value. As part of the original lending syndicate, a purchaser generally earns a yield equal to the stated interest rate. In addition, members of the original syndicate typically are paid a commitment fee. In secondary market trading, floating rate loans may be purchased or sold above, at, or below par, which can result in a yield that is below, equal to, or above the stated interest rate, respectively. At certain times when reduced opportunities exist for investing in new syndicated floating rate loans, floating rate loans may be available only through the secondary market. There can be no assurance that an adequate supply of floating rate loans will be available for purchase.

Historically, floating rate loans have not been registered with the SEC or any state securities commission or listed on any securities exchange. As a result, the amount of public information available about a specific floating rate loan historically has been less extensive than if the floating rate loan were registered or exchange-traded.

Purchasers of floating rate loans and other forms of debt securities depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the security may be adversely affected. Floating rate loans and other debt securities that are fully secured provide more protections than unsecured securities in the event of failure to make scheduled interest or principal payments. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Some floating rate loans and other debt securities are not rated by any nationally recognized statistical rating organization. In connection with the restructuring of a floating rate loan or other debt security outside of bankruptcy court in a negotiated work-out or in the context of bankruptcy proceedings, equity securities or junior debt securities may be received in exchange for all or a portion of an interest in the security.

From time to time Geode Capital Management, LLC (Geode), Fidelity Management & Research Company (FMR), and its affiliates may borrow money from various banks in connection with their business activities. These banks also may sell floating rate loans to a Fidelity® fund or acquire floating rate loans from a Fidelity® fund, or may be intermediate participants with respect to floating rate loans owned by a Fidelity® fund. These banks also may act as agents for floating rate loans that a Fidelity® fund owns.

The following paragraphs pertain to floating rate loans: Agents, Participation Interests, Collateral, Floating Interest Rates, Maturity, Floating Rate Loan Trading, Supply of Floating Rate Loans, Restrictive Covenants, Fees, and Other Types of Floating Rate Debt Securities.

Agents.  Floating rate loans typically are originated, negotiated, and structured by a bank, insurance company, finance company, or other financial institution (the "agent") for a lending syndicate of financial institutions. The borrower and the lender or lending syndicate enter into a loan agreement. In addition, an institution (typically, but not always, the agent) holds any collateral on behalf of the lenders.

In a typical floating rate loan, the agent administers the terms of the loan agreement and is responsible for the collection of principal and interest and fee payments from the borrower and the apportionment of these payments to all lenders that are parties to the loan agreement. Purchasers will rely on the agent to use appropriate creditor remedies against the borrower. Typically, under loan agreements, the agent is given broad discretion in monitoring the borrower's performance and is obligated to use the same care it would use in the management of its own property. Upon an event of default, the agent typically will enforce the loan agreement after instruction from the lenders. The borrower compensates the agent for these services. This compensation may include special fees paid on structuring and funding the floating rate loan and other fees paid on a continuing basis. The typical practice of an agent or a lender in relying exclusively or primarily on reports from the borrower may involve a risk of fraud by the borrower.

If an agent becomes insolvent, or has a receiver, conservator, or similar official appointed for it by the appropriate bank or other regulatory authority, or becomes a debtor in a bankruptcy proceeding, the agent's appointment may be terminated, and a successor agent would be appointed. If an appropriate regulator or court determines that assets held by the agent for the benefit of the purchasers of floating rate loans are subject to the claims of the agent's general or secured creditors, the purchasers might incur certain costs and delays in realizing payment on a floating rate loan or suffer a loss of principal and/or interest. Furthermore, in the event of the borrower's bankruptcy or insolvency, the borrower's obligation to repay a floating rate loan may be subject to certain defenses that the borrower can assert as a result of improper conduct by the agent.

Participation Interests.  Purchasers of participation interests do not have any direct contractual relationship with the borrower. Purchasers rely on the lender who sold the participation interest not only for the enforcement of the purchaser's rights against the borrower but also for the receipt and processing of payments due under the floating rate loan.

Purchasers of participation interests may be subject to delays, expenses, and risks that are greater than those that would be involved if the purchaser could enforce its rights directly against the borrower. In addition, under the terms of a participation interest, the purchaser may be regarded as a creditor of the intermediate participant (rather than of the borrower), so that the purchaser also may be subject to the risk that the intermediate participant could become insolvent. The agreement between the purchaser and lender who sold the participation interest may also limit the rights of the purchaser to vote on changes that may be made to the loan agreement, such as waiving a breach of a covenant.

For a Fidelity® fund that limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry, the fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of participation interests where a bank or other lending institution serves as intermediate participant between a fund and the borrower, if the participation interest does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating an intermediate participant as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single intermediate participant, or a group of intermediate participants engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Collateral.  Most floating rate loans are secured by specific collateral of the borrower and are senior to most other securities of the borrower. The collateral typically has a market value, at the time the floating rate loan is made, that equals or exceeds the principal amount of the floating rate loan. The value of the collateral may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value.

Floating rate loan collateral may consist of various types of assets or interests. Collateral may include working capital assets, such as accounts receivable or inventory; tangible or intangible assets; or assets or other types of guarantees of affiliates of the borrower. Inventory is the goods a company has in stock, including finished goods, goods in the process of being manufactured, and the supplies used in the process of manufacturing. Accounts receivable are the monies due to a company for merchandise or securities that it has sold, or for the services it has provided. Tangible fixed assets include real property, buildings, and equipment. Intangible assets include trademarks, copyrights and patent rights, and securities of subsidiaries or affiliates.

Generally, floating rate loans are secured unless (i) the purchaser's security interest in the collateral is invalidated for any reason by a court, or (ii) the collateral is fully released with the consent of the agent bank and lenders or under the terms of a loan agreement as the creditworthiness of the borrower improves. Collateral impairment is the risk that the value of the collateral for a floating rate loan will be insufficient in the event that a borrower defaults. Although the terms of a floating rate loan generally require that the collateral at issuance have a value at least equal to 100% of the amount of such floating rate loan, the value of the collateral may decline subsequent to the purchase of a floating rate loan. In most loan agreements there is no formal requirement to pledge additional collateral. There is no guarantee that the sale of collateral would allow a borrower to meet its obligations should the borrower be unable to repay principal or pay interest or that the collateral could be sold quickly or easily.

In addition, most borrowers pay their debts from the cash flow they generate. If the borrower's cash flow is insufficient to pay its debts as they come due, the borrower may seek to restructure its debts rather than sell collateral. Borrowers may try to restructure their debts by filing for protection under the federal bankruptcy laws or negotiating a work-out. If a borrower becomes involved in bankruptcy proceedings, access to the collateral may be limited by bankruptcy and other laws. In the event that a court decides that access to the collateral is limited or void, it is unlikely that purchasers could recover the full amount of the principal and interest due.

There may be temporary periods when the principal asset held by a borrower is the stock of a related company, which may not legally be pledged to secure a floating rate loan. On occasions when such stock cannot be pledged, the floating rate loan will be temporarily unsecured until the stock can be pledged or is exchanged for, or replaced by, other assets.

Some floating rate loans are unsecured. If the borrower defaults on an unsecured floating rate loan, there is no specific collateral on which the purchaser can foreclose.

Floating Interest Rates.  The rate of interest payable on floating rate loans is the sum of a base lending rate plus a specified spread. Base lending rates are generally the London Interbank Offered Rate ("LIBOR"), the Certificate of Deposit ("CD") Rate of a designated U.S. bank, the Prime Rate of a designated U.S. bank, the Federal Funds Rate, or another base lending rate used by commercial lenders. A borrower usually has the right to select the base lending rate and to change the base lending rate at specified intervals. The applicable spread may be fixed at time of issuance or may adjust upward or downward to reflect changes in credit quality of the borrower. The interest rate payable on some floating rate loans may be subject to an upper limit ("cap") or lower ("floor").

The interest rate on LIBOR-based and CD Rate-based floating rate loans is reset periodically at intervals ranging from 30 to 180 days, while the interest rate on Prime Rate- or Federal Funds Rate-based floating rate loans floats daily as those rates change. Investment in floating rate loans with longer interest rate reset periods can increase fluctuations in the floating rate loans' values when interest rates change.

The yield on a floating rate loan will primarily depend on the terms of the underlying floating rate loan and the base lending rate chosen by the borrower. The relationship between LIBOR, the CD Rate, the Prime Rate, and the Federal Funds Rate will vary as market conditions change.

Maturity.  Floating rate loans typically will have a stated term of five to nine years. However, because floating rate loans are frequently prepaid, their average maturity is expected to be two to three years. The degree to which borrowers prepay floating rate loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the borrower's financial condition, and competitive conditions among lenders. Prepayments cannot be predicted with accuracy. Prepayments of principal to the purchaser of a floating rate loan may result in the principal's being reinvested in floating rate loans with lower yields.

Floating Rate Loan Trading.  Floating rate loans are generally subject to legal or contractual restrictions on resale. Floating rate loans are not currently listed on any securities exchange or automatic quotation system. As a result, no active market may exist for some floating rate loans, and to the extent a secondary market exists for other floating rate loans, such market may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods.

Supply of Floating Rate Loans.  The supply of floating rate loans may be limited from time to time due to a lack of sellers in the market for existing floating rate loans or the number of new floating rate loans currently being issued. As a result, the floating rate loans available for purchase may be lower quality or higher priced.

Restrictive Covenants.  A borrower must comply with various restrictive covenants contained in the loan agreement. In addition to requiring the scheduled payment of interest and principal, these covenants may include restrictions on dividend payments and other distributions to stockholders, provisions requiring the borrower to maintain specific financial ratios, and limits on total debt. The loan agreement may also contain a covenant requiring the borrower to prepay the floating rate loan with any free cash flow. A breach of a covenant that is not waived by the agent (or by the lenders directly) is normally an event of default, which provides the agent or the lenders the right to call the outstanding floating rate loan.

Fees.  Purchasers of floating rate loans may receive and/or pay certain fees. These fees are in addition to interest payments received and may include facility fees, commitment fees, commissions, and prepayment penalty fees. When a purchaser buys a floating rate loan, it may receive a facility fee; and when it sells a floating rate loan, it may pay a facility fee. A purchaser may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan or a prepayment penalty fee on the prepayment of a floating rate loan. A purchaser may also receive other fees, including covenant waiver fees and covenant modification fees.

Other Types of Floating Rate Debt Securities.  Floating rate debt securities include other forms of indebtedness of borrowers such as notes and bonds, securities with fixed rate interest payments in conjunction with a right to receive floating rate interest payments, and shares of other investment companies. These instruments are generally subject to the same risks as floating rate loans but are often more widely issued and traded.

Foreign Currency Transactions.  A fund (other than a money market fund) may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes. Forward contracts not calling for physical delivery of the underlying instrument will be settled through cash payments rather than through delivery of the underlying currency. All of these instruments and transactions are subject to the risk that the counterparty will default.

A "settlement hedge" or "transaction hedge" is designed to protect a fund against an adverse change in foreign currency values between the date a security denominated in a foreign currency is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used to protect a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected.

A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in a foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also attempt to hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. A fund may cross-hedge its U.S. dollar exposure in order to achieve a representative weighted mix of the major currencies in its benchmark index and/or to cover an underweight country or region exposure in its portfolio. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.

Successful use of currency management strategies will depend on an adviser's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as an adviser anticipates. For example, if a currency's value rose at a time when a fund had hedged its position by selling that currency in exchange for dollars, the fund would not participate in the currency's appreciation. If a fund hedges currency exposure through proxy hedges, the fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if a fund increases its exposure to a foreign currency and that currency's value declines, the fund will realize a loss. Foreign currency transactions involve the risk that anticipated currency movements will not be accurately predicted and that a fund's hedging strategies will be ineffective. Moreover, it is impossible to precisely forecast the market value of portfolio securities at the expiration of a foreign currency forward contract. Accordingly, a fund may be required to buy or sell additional currency on the spot market (and bear the expenses of such transaction), if an adviser's predictions regarding the movement of foreign currency or securities markets prove inaccurate.

A fund may be required to limit its hedging transactions in foreign currency forwards, futures, and options in order to maintain its classification as a "regulated investment company" under the Internal Revenue Code (Code). Hedging transactions could result in the application of the mark-to-market provisions of the Code, which may cause an increase (or decrease) in the amount of taxable dividends paid by a fund and could affect whether dividends paid by a fund are classified as capital gains or ordinary income. A fund will cover its exposure to foreign currency transactions with liquid assets in compliance with applicable requirements. There is no assurance that an adviser's use of currency management strategies will be advantageous to a fund or that it will employ currency management strategies at appropriate times.

Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to options and futures relating to securities or indexes, as discussed below. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.

Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the fund to reduce foreign currency risk using such options.

Foreign Repurchase Agreements.  Foreign repurchase agreements involve an agreement to purchase a foreign security and to sell that security back to the original seller at an agreed-upon price in either U.S. dollars or foreign currency. Unlike typical U.S. repurchase agreements, foreign repurchase agreements may not be fully collateralized at all times. The value of a security purchased by a fund may be more or less than the price at which the counterparty has agreed to repurchase the security. In the event of default by the counterparty, a fund may suffer a loss if the value of the security purchased is less than the agreed-upon repurchase price, or if the fund is unable to successfully assert a claim to the collateral under foreign laws. As a result, foreign repurchase agreements may involve higher credit risks than repurchase agreements in U.S. markets, as well as risks associated with currency fluctuations. In addition, as with other emerging market investments, repurchase agreements with counterparties located in emerging markets or relating to emerging markets may involve issuers or counterparties with lower credit ratings than typical U.S. repurchase agreements.

Funds of Funds and Other Large Shareholders.  Certain Fidelity® funds and accounts (including funds of funds) invest in other funds ("underlying funds") and, as a result, may at times have substantial investments in one or more underlying funds.

An underlying fund may experience large redemptions or investments due to transactions in its shares by funds of funds, other large shareholders, or similarly managed accounts. While it is impossible to predict the overall effect of these transactions over time, there could be an adverse impact on an underlying fund's performance. In the event of such redemptions or investments, an underlying fund could be required to sell securities or to invest cash at a time when it may not otherwise desire to do so. Such transactions may increase an underlying fund's brokerage and/or other transaction costs and affect the liquidity of a fund's portfolio. In addition, when funds of funds or other investors own a substantial portion of an underlying fund's shares, a large redemption by such an investor could cause actual expenses to increase, or could result in the underlying fund's current expenses being allocated over a smaller asset base, leading to an increase in the underlying fund's expense ratio. Redemptions of underlying fund shares could also accelerate the realization of taxable capital gains in the fund if sales of securities result in capital gains. The impact of these transactions is likely to be greater when a fund of funds or other significant investor purchases, redeems, or owns a substantial portion of the underlying fund's shares.

When possible, Fidelity will consider how to minimize these potential adverse effects, and may take such actions as it deems appropriate to address potential adverse effects, including redemption of shares in-kind rather than in cash or carrying out the transactions over a period of time, although there can be no assurance that such actions will be successful. A high volume of redemption requests can impact an underlying fund the same way as the transactions of a single shareholder with substantial investments. As an additional safeguard, Fidelity® fund of funds may manage the placement of their redemption requests in a manner designed to minimize the impact of such requests on the day-to-day operations of the underlying funds in which they invest. This may involve, for example, redeeming its shares of an underlying fund gradually over time.

Funds' Rights as Investors.  Fidelity® funds do not intend to direct or administer the day-to-day operations of any company. A fund may, however, exercise its rights as a shareholder or lender and may communicate its views on important matters of policy to a company's management, board of directors, and shareholders, and holders of a company's other securities when such matters could have a significant effect on the value of the fund's investment in the company. The activities in which a fund may engage, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; supporting or opposing third-party takeover efforts; supporting the filing of a bankruptcy petition; or foreclosing on collateral securing a security. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. Such activities will be monitored with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred. The funds' proxy voting guidelines are included in this SAI.

Futures, Options, and Swaps.  The success of any strategy involving futures, options, and swaps depends on an adviser's analysis of many economic and mathematical factors and a fund's return may be higher if it never invested in such instruments. Additionally, some of the contracts discussed below are new instruments without a trading history and there can be no assurance that a market for the instruments will continue to exist. Government legislation or regulation could affect the use of such instruments and could limit a fund's ability to pursue its investment strategies. If a fund invests a significant portion of its assets in derivatives, its investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

Each Fidelity Freedom K® Fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to structured notes.

The limitations on the funds' investments in futures contracts, options, and swaps, and the funds' policies regarding futures contracts, options, and swaps may be changed as regulatory agencies permit.

The requirements for qualification as a regulated investment company may limit the extent to which a fund may enter into futures, options on futures, and forward contracts.

Futures Contracts. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified date. Futures contracts are standardized, exchange-traded contracts and the price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities or baskets of securities, some are based on commodities or commodities indexes (for funds that seek commodities exposure), and some are based on indexes of securities prices (including foreign indexes for funds that seek foreign exposure). In addition, some currently available futures contracts are based on Eurodollars. Positions in Eurodollar futures reflect market expectations of forward levels of three-month LIBOR rates. Futures on indexes and futures not calling for physical delivery of the underlying instrument will be settled through cash payments rather than through delivery of the underlying instrument. Futures can be held until their delivery dates, or can be closed out by offsetting purchases or sales of futures contracts before then if a liquid market is available. A fund may realize a gain or loss by closing out its futures contracts.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market for the underlying instrument. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

The purchaser or seller of a futures contract or an option for a futures contract is not required to deliver or pay for the underlying instrument or the final cash settlement price, as applicable, unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. This process of "marking to market" will be reflected in the daily calculation of open positions computed in a fund's NAV. The party that has a gain is entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. Variation margin does not represent a borrowing or loan by a fund, but is instead a settlement between a fund and the FCM of the amount one would owe the other if the fund's contract expired. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund. A fund is also required to segregate liquid assets equivalent to the fund's outstanding obligations under the contract in excess of the initial margin and variation margin, if any.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement, and margin procedures that are different from those for U.S. exchanges. Futures contracts traded outside the United States may not involve a clearing mechanism or related guarantees and may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to a fund. Because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuation.

There is no assurance a liquid market will exist for any particular futures contract at any particular time. Exchanges may establish daily price fluctuation limits for futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

If the market for a contract is not liquid because of price fluctuation limits or other market conditions, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its futures positions could also be impaired. These risks may be heightened for commodity futures contracts, which have historically been subject to greater price volatility than exists for instruments such as stocks and bonds.

Because there are a limited number of types of exchange-traded futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the futures position will not track the performance of the fund's other investments.

Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments. In addition, the price of a commodity futures contract can reflect the storage costs associated with the purchase of the physical commodity.

Futures contracts on U.S. Government securities historically have reacted to an increase or decrease in interest rates in a manner similar to the manner in which the underlying U.S. Government securities reacted. To the extent, however, that a fund enters into such futures contracts, the value of these futures contracts will not vary in direct proportion to the value of the fund's holdings of U.S. Government securities. Thus, the anticipated spread between the price of the futures contract and the hedged security may be distorted due to differences in the nature of the markets. The spread also may be distorted by differences in initial and variation margin requirements, the liquidity of such markets and the participation of speculators in such markets.

Options. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific assets or securities, baskets of assets or securities, indexes of securities or commodities prices, and futures contracts (including commodity futures contracts). Options may be traded on an exchange or OTC. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. Depending on the terms of the contract, upon exercise, an option may require physical delivery of the underlying instrument or may be settled through cash payments. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if the underlying instrument's price falls substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if the underlying instrument's price falls. At the same time, the buyer can expect to suffer a loss if the underlying instrument's price does not rise sufficiently to offset the cost of the option.

The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay or receive the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts.

If the underlying instrument's price rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If the underlying instrument's price remains the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If the underlying instrument's price falls, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option's underlying instrument or make a net cash settlement payment, as applicable, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer should mitigate the effects of a price increase. At the same time, because a call writer must be prepared to deliver the underlying instrument or make a net cash settlement payment, as applicable, in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

Where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price to close out the put or call option on the secondary market may move more or less than the price of the related security.

There is no assurance a liquid market will exist for any particular options contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for exchange-traded options contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options positions could also be impaired.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally are less liquid and involve greater credit risk than exchange-traded options, which are backed by the clearing organization of the exchanges where they are traded.

Combined positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

A fund may also buy and sell options on swaps (swaptions), which are generally options on interest rate swaps. An option on a swap gives a party the right (but not the obligation) to enter into a new swap agreement or to extend, shorten, cancel or modify an existing contract at a specific date in the future in exchange for a premium. Depending on the terms of the particular option agreement, a fund will generally incur a greater degree of risk when it writes (sells) an option on a swap than it will incur when it purchases an option on a swap. When a fund purchases an option on a swap, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a fund writes an option on a swap, upon exercise of the option the fund will become obligated according to the terms of the underlying agreement. A fund that writes an option on a swap receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Whether a fund's use of options on swaps will be successful in furthering its investment objective will depend on the adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Options on swaps may involve risks similar to those discussed below in "Swap Agreements."

Because there are a limited number of types of exchange-traded options contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options position will not track the performance of the fund's other investments.

Options prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Swap Agreements (except equity index funds). Swap agreements are two-party contracts entered into primarily by institutional investors. Cleared swaps are transacted through FCMs that are members of central clearinghouses with the clearinghouse serving as a central counterparty similar to transactions in futures contracts. In a standard "swap" transaction, two parties agree to exchange one or more payments based, for example, on the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments (such as securities, commodities, indexes, or other financial or economic interests). The gross payments to be exchanged between the parties are calculated with respect to a notional amount, which is the predetermined dollar principal of the trade representing the hypothetical underlying quantity upon which payment obligations are computed.

Swap agreements can take many different forms and are known by a variety of names, including interest rate swaps (where the parties exchange a floating rate for a fixed rate), asset swaps (e.g., where parties combine the purchase or sale of a bond with an interest rate swap), total return swaps, and credit default swaps. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and, if applicable, its yield. Swap agreements are subject to liquidity risk, meaning that a fund may be unable to sell a swap contract to a third party at a favorable price. Certain standardized swap transactions are currently subject to mandatory central clearing or may be eligible for voluntary central clearing. Central clearing is expected to decrease counterparty risk and increase liquidity compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterpart to each participant's swap. However, central clearing does not eliminate counterparty risk or illiquidity risk entirely. In addition depending on the size of a fund and other factors, the margin required under the rules of a clearinghouse and by a clearing member FCM may be in excess of the collateral required to be posted by a fund to support its obligations under a similar uncleared swap. It is expected, however, that regulators will adopt rules imposing certain margin requirements, including minimums, on uncleared swaps in the near future, which could reduce the distinction.

A total return swap is a contract whereby one party agrees to make a series of payments to another party based on the change in the market value of the assets underlying such contract (which can include a security or other instrument, commodity, index or baskets thereof) during the specified period. In exchange, the other party to the contract agrees to make a series of payments calculated by reference to an interest rate and/or some other agreed-upon amount (including the change in market value of other underlying assets). A fund may use total return swaps to gain exposure to an asset without owning it or taking physical custody of it. For example, a fund investing in total return commodity swaps will receive the price appreciation of a commodity, commodity index or portion thereof in exchange for payment of an agreed-upon fee.

In a credit default swap, the credit default protection buyer makes periodic payments, known as premiums, to the credit default protection seller. In return the credit default protection seller will make a payment to the credit default protection buyer upon the occurrence of a specified credit event. A credit default swap can refer to a single issuer or asset, a basket of issuers or assets or index of assets, each known as the reference entity or underlying asset. A fund may act as either the buyer or the seller of a credit default swap. A fund may buy or sell credit default protection on a basket of issuers or assets, even if a number of the underlying assets referenced in the basket are lower-quality debt securities. In an unhedged credit default swap, a fund buys credit default protection on a single issuer or asset, a basket of issuers or assets or index of assets without owning the underlying asset or debt issued by the reference entity. Credit default swaps involve greater and different risks than investing directly in the referenced asset, because, in addition to market risk, credit default swaps include liquidity, counterparty and operational risk.

Credit default swaps allow a fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets. If a swap agreement calls for payments by a fund, the fund must be prepared to make such payments when due. If a fund is the credit default protection seller, the fund will experience a loss if a credit event occurs and the credit of the reference entity or underlying asset has deteriorated. If a fund is the credit default protection buyer, the fund will be required to pay premiums to the credit default protection seller. In the case of a physically settled credit default swap in which a fund is the protection seller, the fund must be prepared to pay par for and take possession of debt of a defaulted issuer delivered to the fund by the credit default protection buyer. Any loss would be offset by the premium payments the fund receives as the seller of credit default protection. This risk for cleared swaps is generally lower than for uncleared swaps since the counterparty is a clearinghouse, but there can be no assurance that a clearinghouse or its members will satisfy its obligations.

If the creditworthiness of a fund's swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the fund. To limit the counterparty risk involved in swap agreements, a Fidelity® fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that a fund will be able to do so, a fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. A fund may have limited ability to eliminate its exposure under a credit default swap if the credit of the reference entity or underlying asset has declined.

A fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. In order to cover its outstanding obligations to a swap counterparty, a fund would generally be required to provide margin or collateral for the benefit of that counterparty. If a counterparty to a swap transaction becomes insolvent, the fund may be limited temporarily or permanently in exercising its right to the return of related fund assets designated as margin or collateral in an action against the counterparty.

Swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a fund's interest. A fund bears the risk that an adviser will not accurately forecast market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for a fund. If an adviser attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, a fund may be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment, which could cause substantial losses for a fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Swaps are complex and often valued subjectively.

Swap Agreements (equity index funds only). Under a typical equity swap agreement, a counterparty such as a bank or broker-dealer agrees to pay a fund a return equal to the dividend payments and increase in value, if any, of an index or group of stocks, or of a stock, and the fund agrees in return to pay a fixed or floating rate of interest, plus any declines in value of the index. Swap agreements can also have features providing for maximum or minimum exposure to a designated index. In order to hedge its exposure effectively, a fund would generally have to own other assets returning approximately the same amount as the interest rate payable by the fund under the swap agreement.

Swap agreements allow a fund to acquire or reduce credit exposure to a particular issuer, asset, or basket of assets. The most significant factor in the performance of swap agreements is the change in value of the specific index, security or currency, or other factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by a fund, the fund must be prepared to make such payments when due. If the creditworthiness of a fund's swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the fund and impairing the fund's correlation with its applicable index. Although there can be no assurance that a fund will be able to do so, a fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another more creditworthy party.

A fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. In order to cover its outstanding obligations to a swap counterparty, a fund would generally be required to provide margin or collateral for the benefit of that counterparty. If a counterparty to a swap transaction becomes insolvent, the fund may be limited temporarily or permanently in exercising its right to the return of related fund assets designated as margin or collateral in an action against the counterparty.

Swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a fund's interest. A fund bears the risk that an adviser will not accurately forecast market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for a fund. If an adviser attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, a fund may be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment, which could cause substantial losses for a fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Swaps are complex and often valued subjectively.

Hybrid and Preferred Securities.  A hybrid security may be a debt security, warrant, convertible security, certificate of deposit or other evidence of indebtedness on which the value of the interest on or principal of which is determined by reference to changes in the value of a reference instrument or financial strength of a reference entity (e.g., a security or other financial instrument, asset, currency, interest rate, commodity, index, or business entity such as a financial institution). Another example is contingent convertible securities, which are fixed income securities that, under certain circumstances, either convert into common stock of the issuer or undergo a principal write-down by a predetermined percentage if the issuer's capital ratio falls below a predetermined trigger level. The liquidation value of such a security may be reduced upon a regulatory action and without the need for a bankruptcy proceeding. Preferred securities may take the form of preferred stock and represent an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds generally take precedence over the claims of those who own preferred and common stock.

The risks of investing in hybrid and preferred securities reflect a combination of the risks of investing in securities, options, futures and currencies. An investment in a hybrid or preferred security may entail significant risks that are not associated with a similar investment in a traditional debt or equity security. The risks of a particular hybrid or preferred security will depend upon the terms of the instrument, but may include the possibility of significant changes in the value of any applicable reference instrument. Such risks may depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid or preferred security. Hybrid and preferred securities are potentially more volatile and carry greater market and liquidity risks than traditional debt or equity securities. Also, the price of the hybrid or preferred security and any applicable reference instrument may not move in the same direction or at the same time. In addition, because hybrid and preferred securities may be traded over-the-counter or in bilateral transactions with the issuer of the security, hybrid and preferred securities may be subject to the creditworthiness of the counterparty of the security and their values may decline substantially if the counterparty's creditworthiness deteriorates. In addition, uncertainty regarding the tax and regulatory treatment of hybrid and preferred securities may reduce demand for such securities and tax and regulatory considerations may limit the extent of a fund's investments in certain hybrid and preferred securities.

Illiquid Securities  cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund.

Under the supervision of the Board of Trustees, a Fidelity® fund's adviser determines the liquidity of the fund's investments and, through reports from the fund's adviser, the Board monitors investments in illiquid securities.

Various factors may be considered in determining the liquidity of a fund's investments, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

Increasing Government Debt.  The total public debt of the United States and other countries around the globe as a percent of gross domestic product has grown rapidly since the beginning of the 2008 financial downturn. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented.

A high national debt level may increase market pressures to meet government funding needs, which may drive debt cost higher and cause a country to sell additional debt, thereby increasing refinancing risk. A high national debt also raises concerns that a government will not be able to make principal or interest payments when they are due. In the worst case, unsustainable debt levels can decline the valuation of currencies, and can prevent a government from implementing effective counter-cyclical fiscal policy in economic downturns.

On August 5, 2011, Standard & Poor's Ratings Services lowered its long-term sovereign credit rating on the United States one level to "AA+" from "AAA." While Standard & Poor's Ratings Services affirmed the United States' short-term sovereign credit rating as "A-1+," there is no guarantee that Standard & Poor's Ratings Services will not decide to lower this rating in the future. Standard & Poor's Ratings Services stated that its decision was prompted by its view on the rising public debt burden and its perception of greater policymaking uncertainty. The market prices and yields of securities supported by the full faith and credit of the U.S. Government may be adversely affected by Standard & Poor's Ratings Services decisions to downgrade the long-term sovereign credit rating of the United States.

Indexed Securities  are instruments whose prices are indexed to the prices of other securities, securities indexes, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose values at maturity or coupon rates are determined by reference to a specific instrument, statistic, or measure.

Indexed securities also include commercial paper, certificates of deposit, and other fixed-income securities whose values at maturity or coupon interest rates are determined by reference to the returns of particular stock indexes. Indexed securities can be affected by stock prices as well as changes in interest rates and the creditworthiness of their issuers and may not track the indexes as accurately as direct investments in the indexes.

Mortgage-indexed securities, for example, could be structured to replicate the performance of mortgage securities and the characteristics of direct ownership.

Inflation-protected securities, for example, can be indexed to a measure of inflation, such as the Consumer Price Index (CPI).

Commodity-indexed securities, for example, can be indexed to a commodities index such as the Bloomberg Commodity Index Total Return℠.

Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the instrument or measure to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments or measures. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies. In calculating a fund's dividends, index-based adjustments may be considered income.

Insolvency of Issuers, Counterparties, and Intermediaries.  Issuers of fund portfolio securities or counterparties to fund transactions that become insolvent or declare bankruptcy can pose special investment risks. In each circumstance, risk of loss, valuation uncertainty, increased illiquidity, and other unpredictable occurrences may negatively impact an investment. Each of these risks may be amplified in foreign markets, where security trading, settlement, and custodial practices can be less developed than those in the U.S. markets, and bankruptcy laws differ from those of the U.S.

As a general matter, if the issuer of a fund portfolio security is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock have priority over the claims of common stock owners. These events can negatively impact the value of the issuer's securities and the results of related proceedings can be unpredictable.

If a counterparty to a fund transaction, such as a swap transaction, a short sale, a borrowing, or other complex transaction becomes insolvent, the fund may be limited in its ability to exercise rights to obtain the return of related fund assets or in exercising other rights against the counterparty. In addition, insolvency and liquidation proceedings take time to resolve, which can limit or preclude a fund's ability to terminate a transaction or obtain related assets or collateral in a timely fashion. Uncertainty may also arise upon the insolvency of a securities or commodities intermediary such as a broker-dealer or futures commission merchant with which a fund has pending transactions. If an intermediary becomes insolvent, while securities positions and other holdings may be protected by U.S. or foreign laws, it is sometimes difficult to determine whether these protections are available to specific trades based on the circumstances. Receiving the benefit of these protections can also take time to resolve, which may result in illiquid positions.

Interfund Borrowing and Lending Program.  Pursuant to an exemptive order issued by the SEC, a Fidelity® fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates. A Fidelity® fund will borrow through the program only when the costs are equal to or lower than the costs of bank loans. A Fidelity® fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A Fidelity® fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Investment-Grade Debt Securities.  Investment-grade debt securities include all types of debt instruments that are of medium and high-quality. Investment-grade debt securities include repurchase agreements collateralized by U.S. Government securities as well as repurchase agreements collateralized by equity securities, non-investment-grade debt, and all other instruments in which a fund can perfect a security interest, provided the repurchase agreement counterparty has an investment-grade rating. Some investment-grade debt securities may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. An investment-grade rating means the security or issuer is rated investment-grade by a credit rating agency registered as a nationally recognized statistical rating organization (NRSRO) with the SEC (for example, Moody's Investors Service, Inc.), or is unrated but considered to be of equivalent quality by a fund's adviser. For purposes of determining the maximum maturity of an investment-grade debt security, an adviser may take into account normal settlement periods.

Investment in Wholly-Owned Subsidiary.  Fidelity® Series Commodity Strategy Fund may invest up to 25% of its assets in a wholly-owned subsidiary organized under the laws of the Cayman Islands (Subsidiary).

A fund wholly owns and controls the Subsidiary, and the fund and the Subsidiary are both managed by Geode. Unlike the fund, the Subsidiary is not registered under the 1940 Act and therefore is not subject to the investor protections of the 1940 Act. The Subsidiary is expected to invest primarily in commodity-linked derivative investments. As a result, the Subsidiary is subject to risks similar to those of the fund, including the risks of investing in derivatives and commodity-linked investing in general.

By investing in the Subsidiary, a fund may gain exposure to commodities within the limits of Subchapter M of the Internal Revenue Code. Subchapter M requires, among other things, that a fund derive at least 90% of gross income from dividends, interest, and gains from the sale of securities (typically referred to as "qualifying income"). Although income from investment in commodities typically is not "qualifying income," the fund relies on a private letter ruling received by other Fidelity® funds from the Internal Revenue Service ruling that income from investment in the Subsidiary will constitute "qualifying income" under Subchapter M. Changes in U.S. or Cayman Islands laws could cause investments in the Subsidiary to fail to work as expected.

Loans and Other Direct Debt Instruments.  Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand. A fund may acquire loans by buying an assignment of all or a portion of the loan from a lender or by purchasing a loan participation from a lender or other purchaser of a participation. Certain funds also may acquire loans directly at the time of the loan's closing.

Lenders and purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of foreign countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Direct lending and investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the lender/purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate lenders/purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a lender/purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

For a Fidelity® fund that limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry, the fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Lower-Quality Debt Securities.  Lower-quality debt securities include all types of debt instruments that have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.

Because the risk of default is higher for lower-quality debt securities, research and credit analysis are an especially important part of managing securities of this type. Such analysis may focus on relative values based on factors such as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer, in an attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future.

A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.

Money Market Securities  are high-quality, short-term obligations. Money market securities may be structured to be, or may employ a trust or other form so that they are, eligible investments for money market funds. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If a structure fails to function as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled definitively on certain legal issues presented by certain structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by a fund.

Mortgage Securities  are issued by government and non-government entities such as banks, mortgage lenders, or other institutions. A mortgage security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage securities, such as collateralized mortgage obligations (or "CMOs"), make payments of both principal and interest at a range of specified intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage securities are based on different types of mortgages, including those on commercial real estate or residential properties. Stripped mortgage securities are created when the interest and principal components of a mortgage security are separated and sold as individual securities. In the case of a stripped mortgage security, the holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying mortgage.

Fannie Maes and Freddie Macs are pass-through securities issued by Fannie Mae and Freddie Mac, respectively. Fannie Mae and Freddie Mac, which guarantee payment of interest and repayment of principal on Fannie Maes and Freddie Macs, respectively, are federally chartered corporations supervised by the U.S. Government that act as governmental instrumentalities under authority granted by Congress. Fannie Mae and Freddie Mac are authorized to borrow from the U.S. Treasury to meet their obligations. Fannie Maes and Freddie Macs are not backed by the full faith and credit of the U.S. Government.

The value of mortgage securities may change due to shifts in the market's perception of issuers and changes in interest rates. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage securities are subject to prepayment risk, which is the risk that early principal payments made on the underlying mortgages, usually in response to a reduction in interest rates, will result in the return of principal to the investor, causing it to be invested subsequently at a lower current interest rate. Alternatively, in a rising interest rate environment, mortgage security values may be adversely affected when prepayments on underlying mortgages do not occur as anticipated, resulting in the extension of the security's effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The prices of stripped mortgage securities tend to be more volatile in response to changes in interest rates than those of non-stripped mortgage securities.

A fund may seek to earn additional income by using a trading strategy (commonly known as "mortgage dollar rolls" or "reverse mortgage dollar rolls") that involves selling (or buying) mortgage securities, realizing a gain or loss, and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities that are permissible investments for the fund. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction, a fund is entitled to interest and principal payments on the securities purchased. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. This trading strategy may increase interest rate exposure and result in an increased portfolio turnover rate which increases costs and may increase taxable gains.

Municipal Securities  are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, or financing for specific projects or public facilities. They may be issued in anticipation of future revenues and may be backed by the full taxing power of a municipality, the revenues from a specific project, or the credit of a private organization. The value of some or all municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders. A municipal security may be owned directly or through a participation interest.

Put Features  entitle the holder to sell a security back to the issuer or a third party at any time or at specified intervals. In exchange for this benefit, a fund may accept a lower interest rate. Securities with put features are subject to the risk that the put provider is unable to honor the put feature (purchase the security). Put providers often support their ability to buy securities on demand by obtaining letters of credit or other guarantees from other entities. Demand features, standby commitments, and tender options are types of put features.

Real Estate Investment Trusts.  Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Real estate investment trusts issue debt securities to fund the purchase and/or development of commercial properties. The value of these debt securities may be affected by changes in the value of the underlying property owned by the trusts, the creditworthiness of the trusts, interest rates, and tax and regulatory requirements. Real estate investment trusts are dependent upon management skill and the cash flow generated by the properties owned by the trusts. Real estate investment trusts are at the risk of the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Reforms and Government Intervention in the Financial Markets.  Economic downturns can trigger various economic, legal, budgetary, tax, and regulatory reforms across the globe. Instability in the financial markets in the wake of the 2008 economic downturn led the U.S. Government and other governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that experienced extreme volatility, and in some cases, a lack of liquidity. Reforms are ongoing and their effects are uncertain. Federal, state, local, foreign, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a fund invests, or the issuers of such instruments, in ways that are unforeseeable. Reforms may also change the way in which a fund is regulated and could limit or preclude a fund's ability to achieve its investment objective or engage in certain strategies. Also, while reforms generally are intended to strengthen markets, systems, and public finances, they could affect fund expenses and the value of fund investments.

The value of a fund's holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a fund invests. In the event of such a disturbance, the issuers of securities held by a fund may experience significant declines in the value of their assets and even cease operations, or may receive government assistance accompanied by increased restrictions on their business operations or other government intervention. In addition, it is not certain that the U.S. Government or foreign governments will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted.

Repurchase Agreements  involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. A fund may be limited in its ability to exercise its right to liquidate assets related to a repurchase agreement with an insolvent counterparty. A Fidelity® fund may engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by the fund's adviser.

Restricted Securities  are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (1933 Act), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Reverse Repurchase Agreements.  In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. A Fidelity® fund may enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by the fund's adviser. Such transactions may increase fluctuations in the market value of a fund's assets and, if applicable, a fund's yield, and may be viewed as a form of leverage.

Securities Lending.  A Fidelity® fund may lend securities to parties such as broker-dealers or other institutions, including an affiliate. Fidelity® funds for which Geode serves as sub-adviser or adviser will not lend securities to Geode or its affiliates. Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the fund with collateral in an amount at least equal to the value of the securities loaned. The fund seeks to maintain the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, the fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. For a Fidelity® fund, loans will be made only to parties deemed by the fund's adviser to be in good standing and when, in the adviser's judgment, the income earned would justify the risks.

Cash received as collateral through loan transactions may be invested in other eligible securities, including shares of a money market fund. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

Securities of Other Investment Companies,  including shares of closed-end investment companies (which include business development companies (BDCs)), unit investment trusts, and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the underlying investment company-level, such as portfolio management fees and operating expenses. Fees and expenses incurred indirectly by a fund as a result of its investment in shares of one or more other investment companies generally are referred to as "acquired fund fees and expenses" and may appear as a separate line item in a fund's prospectus fee table. For certain investment companies, such as BDCs, these expenses may be significant. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their NAV. Others are continuously offered at NAV, but may also be traded in the secondary market.

The securities of closed-end funds may be leveraged. As a result, a fund may be indirectly exposed to leverage through an investment in such securities. An investment in securities of closed-end funds that use leverage may expose a fund to higher volatility in the market value of such securities and the possibility that the fund's long-term returns on such securities will be diminished.

The extent to which a fund can invest in securities of other investment companies may be limited by federal securities laws.

A fund that seeks to track the performance of a particular index could invest in investment companies that seek to track the performance of indexes other than the index that the fund seeks to track.

Short Sales "Against the Box"  are short sales of securities that a fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding.

Short sales against the box could be used to protect the NAV of a money market fund in anticipation of increased interest rates, without sacrificing the current yield of the securities sold short. A money market fund will incur transaction costs in connection with opening and closing short sales against the box. A fund (other than a money market fund) will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

Short Sales.  Stocks underlying a fund's convertible security holdings can be sold short. For example, if a fund's adviser anticipates a decline in the price of the stock underlying a convertible security held by the fund, it may sell the stock short. If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security. Fidelity® funds that employ this strategy generally intend to hedge no more than 15% of total assets with short sales on equity securities underlying convertible security holdings under normal circumstances.

A fund will be required to set aside securities equivalent in kind and amount to those sold short (or securities convertible or exchangeable into such securities) and will be required to hold them aside while the short sale is outstanding. A fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales.

Sources of Liquidity or Credit Support.  Issuers may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, swaps, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. An adviser and its affiliates may rely on their evaluation of the credit of the issuer or the credit of the liquidity or credit enhancement provider in determining whether to purchase or hold a security supported by such enhancement. In addition, an adviser and its affiliates may rely on their evaluation of the credit of the issuer or the credit of the liquidity or credit enhancement provider for purposes of making initial and ongoing minimal credit risk determinations for a money market fund. In evaluating the credit of a foreign bank or other foreign entities, factors considered may include whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the issuer and/or entity providing the enhancement could affect the value of the security or a fund's share price.

Sovereign Debt Obligations  are issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and payment of interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. Government securities, repayment of principal and payment of interest is not guaranteed by the U.S. Government.

Stripped Securities  are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.

Privately stripped government securities are created when a dealer deposits a U.S. Treasury security or other U.S. Government security with a custodian for safekeeping. The custodian issues separate receipts for the coupon payments and the principal payment, which the dealer then sells.

Because the SEC does not consider privately stripped government securities to be U.S. Government securities for purposes of Rule 2a-7, a fund must evaluate them as it would non-government securities pursuant to regulatory guidelines applicable to money market funds.

Structured Securities  (also called "structured notes") are derivative debt securities, the interest rate on or principal of which is determined by an unrelated indicator. The value of the interest rate on and/or the principal of structured securities is determined by reference to changes in the value of a reference instrument (e.g., a security or other financial instrument, asset, currency, interest rate, commodity, or index) or the relative change in two or more reference instruments. A structured security may be positively, negatively, or both positively and negatively indexed; that is, its value or interest rate may increase or decrease if the value of the reference instrument increases. Similarly, its value or interest rate may increase or decrease if the value of the reference instrument decreases. Further, the change in the principal amount payable with respect to, or the interest rate of, a structured security may be calculated as a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s); therefore, the value of such structured security may be very volatile. Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instrument. Structured securities may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. In addition, because structured securities generally are traded over-the-counter, structured securities are subject to the creditworthiness of the counterparty of the structured security, and their values may decline substantially if the counterparty's creditworthiness deteriorates.

Commodity-linked notes are a type of structured note. Commodity-linked notes are privately negotiated structured debt securities indexed to the return of an index such as the Bloomberg Commodity Index Total Return℠, which is representative of the commodities market. They are available from a limited number of approved counterparties, and all invested amounts are exposed to the dealer's credit risk. Commodity-linked notes may be leveraged. For example, if a fund invests $100 in a three-times leveraged commodity-linked note, it will exchange $100 principal with the dealer to obtain $300 exposure to the commodities market because the value of the note will change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying index. This means a $100 note may be worth $70 if the commodity index decreased by 10 percent.

Temporary Defensive Policies.  In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If a fund does so, different factors could affect the fund's performance and the fund may not achieve its investment objective.Each Fidelity Freedom K® Fund reserves the right to invest without limitation in money market funds for temporary, defensive purposes.

Transfer Agent Bank Accounts.  Proceeds from shareholder purchases of a Fidelity® fund may pass through a series of demand deposit bank accounts before being held at the fund's custodian. Redemption proceeds may pass from the custodian to the shareholder through a similar series of bank accounts.

If a bank account is registered to the transfer agent or an affiliate, who acts as an agent for the funds when opening, closing, and conducting business in the bank account, the transfer agent or an affiliate may invest overnight balances in the account in repurchase agreements. Any balances that are not invested in repurchase agreements remain in the bank account overnight. Any risks associated with such an account are investment risks of the funds. A fund faces the risk of loss of these balances if the bank becomes insolvent.

Variable and Floating Rate Securities  provide for periodic adjustments in the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate or the issuer's credit quality, sometimes subject to a cap or floor on such rate. Some variable or floating rate securities are structured with put features that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries. For purposes of determining the maximum maturity of a variable or floating rate security, a fund's adviser may take into account normal settlement periods.

Warrants.  Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

When-Issued and Forward Purchase or Sale Transactions  involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.

When purchasing securities pursuant to one of these transactions, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. Because payment for the securities is not required until the delivery date, these risks are in addition to the risks associated with a fund's investments. If a fund remains substantially fully invested at a time when a purchase is outstanding, the purchases may result in a form of leverage. When a fund has sold a security pursuant to one of these transactions, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could miss a favorable price or yield opportunity or suffer a loss.

A fund may renegotiate a when-issued or forward transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund.

A fund may also engage in purchases or sales of "to be announced" or "TBA" securities, which usually are transactions in which a fund buys or sells mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount. TBA trades can be used by a fund for investment purposes in order to gain exposure to certain securities, or for hedging purposes to adjust the risk exposure of a fund portfolio without having to restructure a portfolio. Purchases and sales of TBA securities involve risks similar to those discussed above for other when-issued and forward purchase and sale transactions. In addition, when a fund sells TBA securities, it incurs risks similar to those incurred in short sales. For example, when a fund sells TBA securities without owning or having the right to obtain the deliverable securities, it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. Also, a fund may be unable to purchase the deliverable securities if the corresponding market is illiquid. In such transactions, the fund will set aside liquid assets in an amount sufficient to offset its exposure as long as the fund's obligations are outstanding.

Zero Coupon Bonds  do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating a fund's dividend, a portion of the difference between a zero coupon bond's purchase price and its face value is considered income.

In addition to the investment policies and limitations discussed above, a fund is subject to the additional operational risk discussed below.

Considerations Regarding Cybersecurity. With the increased use of technologies such as the Internet to conduct business, a fund’s service providers are susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events and may arise from external or internal sources. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information; corrupting data, equipment or systems; or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber incidents affecting a fund’s manager, any sub-adviser and other service providers (including, but not limited to, fund accountants, custodians, transfer agents and financial intermediaries) have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with a fund’s ability to calculate its NAV, impediments to trading, the inability of fund shareholders to transact business, destruction to equipment and systems, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. Similar adverse consequences could result from cyber incidents affecting issuers of securities in which a fund invests, counterparties with which a fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and service providers for fund shareholders) and other parties. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.

While a fund’s service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, a fund cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect a fund or its shareholders. A fund and its shareholders could be negatively impacted as a result.

SPECIAL GEOGRAPHIC CONSIDERATIONS

Emerging Markets. Investments in companies domiciled in emerging market countries may be subject to potentially higher risks than investments in developed countries. These risks include: (i) less social, political, and economic stability; (ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities, or low or non-existent trading volumes; (iii) foreign exchanges and broker-dealers may be subject to less scrutiny and regulation by local authorities; (iv) local governments may decide to seize or confiscate securities held by foreign investors, local governments may restrict an investor's ability to sell or redeem securities, and/or local governments may decide to suspend or limit an issuer's ability to make dividend or interest payments; (v) local governments may limit or entirely restrict repatriation of invested capital, profits, and dividends; (vi) capital gains may be subject to local taxation, including on a retroactive basis; (vii) issuers facing restrictions on dollar or euro payments imposed by local governments may attempt to make dividend or interest payments to foreign investors in the local currency; (viii) investors may experience difficulty in enforcing legal claims related to the securities and/or local judges may favor the interests of the issuer over those of foreign investors; (ix) bankruptcy judgments may only be permitted to be paid in the local currency; (x) limited public information regarding the issuer may result in greater difficulty in determining market valuations of the securities; and (xi) infrequent financial reporting, substandard disclosure, and differences in accounting standards may make it difficult to ascertain the financial health of an issuer. In addition, unlike developed countries, many emerging countries' economic growth highly depends on exports and inflows of external capital, making them more vulnerable to the downturns of the world economy. The recent global financial crisis weakened the global demand for their exports and tightened international credit supplies, highlighting the sensitivity of emerging economies to the performance of their trading partners. As the economic growth rate of China slows and commodities enter a cyclical downturn, emerging markets may face significant economic difficulties as demand for their exports weakens. Developing countries may also face disproportionately large exposure to the negative effects of climate change, both because of geography and because they lack access to technology to adapt to its effects, which could include increased frequency and severity of natural disasters and extreme weather events such as droughts, rising sea levels, decreased crop yields, and increased spread of disease, all of which could harm performance of affected economies.

Many emerging market countries suffer from uncertainty and corruption in their legal frameworks. Legislation may be difficult to interpret and laws may be too new to provide any precedential value. Laws regarding foreign investment and private property may be weak, not enforced, or non-existent. Sudden changes in governments or the transition of regimes may result in policies that are less favorable to investors such as policies designed to expropriate or nationalize "sovereign" assets. Certain emerging market countries in the past have expropriated large amounts of private property, in many cases with little or no compensation, and there can be no assurance that such expropriation will not occur in the future.

The United States may impose economic sanctions against emerging market companies in various sectors in which the fund may invest. These sanctions, if imposed, could impair a fund's ability to meet its investment objectives. A fund may be prohibited from investing in securities issued by companies subject to such sanctions and may be required to freeze its existing investments in those companies, prohibiting the fund from selling or otherwise transacting in these investments. Such sanctions, or other intergovernmental actions that may be taken in the future, may result in the devaluation of the country's currency, a downgrade in the country's credit rating, and a decline in the value and liquidity of impacted company stocks.

Many emerging market countries in which a fund may invest lack the social, political, and economic stability characteristic of the United States. Political instability among emerging market countries can be common and may be caused by an uneven distribution of wealth, social unrest, labor strikes, civil wars, and religious oppression. Economic instability in emerging market countries may take the form of: (i) high interest rates; (ii) high levels of inflation, including hyperinflation; (iii) high levels of unemployment or underemployment; (iv) changes in government economic and tax policies, including confiscatory taxation (or taxes on foreign investments); and (v) imposition of trade barriers.

Currencies of emerging market countries are subject to significantly greater risks than currencies of developed countries. Some emerging market currencies may not be internationally traded or may be subject to strict controls by local governments, resulting in undervalued or overvalued currencies. Some emerging market countries have experienced balance of payment deficits and shortages in foreign exchange reserves. As a result, some governments have responded by restricting currency conversions. Future restrictive exchange controls could prevent or restrict a company's ability to make dividend or interest payments in the original currency of the obligation (usually U.S. dollars). In addition, even though the currencies of some emerging market countries may be convertible into U.S. dollars, the conversion rates may be artificial relative to their actual market values.

Governments of many emerging market countries have become overly reliant on the international capital markets and other forms of foreign credit to finance large public spending programs which cause huge budget deficits. Often, interest payments have become too overwhelming for these governments to meet, as these payments may represent a large percentage of a country's total GDP. Accordingly, these foreign obligations have become the subject of political debate and served as fuel for political parties of the opposition, which pressure governments not to make payments to foreign creditors, but instead to use these funds for social programs. Either due to an inability to pay or submission to political pressure, the governments have been forced to seek a restructuring of their loan and/or bond obligations, have declared a temporary suspension of interest payments, or have defaulted on their outstanding debt obligations. These events have adversely affected the values of securities issued by the governments and corporations domiciled in these emerging market countries and have negatively affected not only their cost of borrowing, but their ability to borrow in the future as well. Emerging markets have also benefited from continued monetary policies adopted by the central banks of developed countries. The U.S. Federal Reserve, however, ended its quantitative easing program in October 2014.

In addition to their over-reliance on international capital markets, many emerging economies are also highly dependent on international trade and exports, including exports of oil and other commodities. As a result, these economies are particularly vulnerable to downturns of the world economy. In recent years, emerging market economies have been subject to tightened international credit supplies and weakened global demand for their exports and, as a result, certain of these economies faced significant difficulties and some economies face recessionary concerns. Over the last decade, emerging market countries, and companies domiciled in such countries, have acquired significant debt levels. Any potential increase in U.S. interest rates could restrict the access to relatively inexpensive credit supplies and jeopardize the ability of emerging market countries to pay their respective debt service obligations. Although certain economies in emerging market countries have shown signs of growth and recovery, continued growth is dependent on the uncertain economic outlook of China, Japan, the European Union, and the United States. The reduced demand for exports and lack of available capital for investment resulting from the European crisis, a slowdown in China, and weakened global economy may inhibit growth for emerging market countries.

Canada.

Political. Canada's parliamentary system of government is, in general, stable. Quebec does have a "separatist" opposition party whose objective is to achieve sovereignty and increased self-governing legal and financial powers for the province. To date, referendums on Quebec sovereignty have been defeated. If a referendum about the independence of Quebec were successful, the Canadian federal government may be obliged to negotiate with Quebec.

Economic. Canada is a major producer of commodities such as forest products, metals, agricultural products, and energy related products like oil, gas, and hydroelectricity. Accordingly, changes in the supply and demand of base commodity resources and industrial and precious metals and materials, both domestically and internationally, can have a significant effect on Canadian market performance.

The United States is Canada's largest trading partner and developments in economic policy and U.S. market conditions have a significant impact on the Canadian economy. The expanding economic and financial integration of the United States, Canada, and Mexico through the North American Free Trade Agreement may make the Canadian economy and securities market more sensitive to North American trade patterns.

In recent years, growth slowed down in certain sectors of the Canadian economy, particularly energy extraction and manufacturing. Although the Canadian economy had suffered from a recession due, in part, to the recent global financial crisis, the Canadian economy has since recovered. However, growth forecasts remain modest, especially as commodities are in the midst of a cyclical downturn, which has adversely affected the Canadian economy. Furthermore, the relative strength of the Canadian dollar against the U.S. dollar may negatively affect Canada's ability to export, which could limit Canada's economic growth.

Europe. The European Union (EU) is an intergovernmental and supranational union of European countries spanning the continent, each known as a member state. One of the key activities of the EU is the establishment and administration of a common single market, consisting of, among other things, a common trade policy. In order to pursue this goal, member states established, among other things, the European Economic and Monetary Union (EMU), which sets out different stages and commitments that member states need to follow to achieve greater economic policy coordination and monetary cooperation, including the adoption of a single currency, the euro. While all EU member states participate in the economic union, only certain EU member states have adopted the euro as their currency. When a member state adopts the euro as its currency, the member state no longer controls its own monetary policies. Instead, the authority to direct monetary policy is exercised by the European Central Bank (ECB).

While economic and monetary convergence in the EU may offer new opportunities for those investing in the region, investors should be aware that the success of the EU is not wholly assured. European countries can be significantly affected by the tight fiscal and monetary controls that the EU governing institutions may impose on its members or with which candidates for EMU membership are required to comply. Europe must grapple with a number of challenges, any one of which could threaten the survival of this monumental undertaking. The countries adopting the euro must adjust to a unified monetary system, the absence of exchange rate flexibility, and the loss of some degree of economic sovereignty. Europe's economies are diverse, its governments are decentralized, and its cultures differ widely. Unemployment in some European countries has historically been higher than in the United States and could pose political risk, and has, since the financial crisis, reached abnormally high levels. Many EU nations are susceptible to high economic risks associated with high levels of debt, notably due to investments in sovereign debts of European countries such as Greece, Italy, Spain, Portugal, and the Republic of Ireland. One or more member states might exit the EU, placing its currency and banking system in jeopardy. The EU currently faces major issues involving its membership, structure, procedures and policies, including the successful political, economic and social integration of new member states, the EU's resettlement and distribution of refugees, and resolution of the EU's problematic fiscal and democratic accountability. Efforts of the member states to continue to unify their economic and monetary policies may increase the potential for similarities in the movements of European markets and reduce the benefit of diversification within the region.

Political. Over the last two decades, the EU has extended its membership and influence to the east. It has accepted several Eastern European countries as new members, and has engaged with several other countries regarding future enlargement. It is hoped that membership for these states will help cement economic and political stability across the region. For these countries, membership serves as a strong political impetus to engage in regulatory and political reforms and to employ tight fiscal and monetary policies. Nevertheless, certain new member states, including former Soviet satellites, remain burdened to various extents by the inherited inefficiencies of centrally planned economies similar to what existed under the Soviet Union. Further expansion of the EU has long-term economic benefits for both member states and potential expansion candidates. However, certain European countries are not viewed as currently suitable for membership, especially countries further east with less developed economies. Also, as the EU continues to enlarge, the candidate countries' accessions may grow more controversial. Some member states may repudiate certain candidate countries joining the EU upon concerns about the possible economic, immigration, and cultural implications that may result from such enlargement. The current and future status of the EU therefore continues to be the subject of political controversy, with widely differing views both within and between member states. The growth of nationalist and populist parties in both national legislatures and the European Parliament may further threaten enlargement, and impede both national and supranational governance.

The United Kingdom, in response to domestic dissatisfaction with EU governance, policies and institutions, has recently threatened to leave the EU. The ruling government has promised a referendum on continuing EU membership by the end of 2017. While all three major political parties have promised to support remaining in the EU, the outcome of any such referendum is uncertain. Furthermore, the ruling government has promised to use the referendum to renegotiate terms of the United Kingdom's membership. The threat of an exit should cause significant uncertainty over the returns of investments in both the United Kingdom and member states.

An increasingly assertive Russia poses its own set of risks for the EU. Opposition to EU expansion to members of the former Soviet bloc may prompt more intervention by Russia in the affairs of its neighbors, as seen in Ukraine since 2014 and Georgia in 2008. Effects of this interventionist stance may take various forms, including direct effects, such as export restrictions on Russia's natural resources, Russian support for separatist groups located in EU countries, or externalities of ongoing conflict, such as an influx of refugees from Ukraine, or collateral damage to foreign assets in conflict zones, all of which could negatively impact EU economic activity.

It is possible that the gap between rich and poor within the EU's member states, and particularly among new members that have not met the requirements for joining the EMU, may increase, and that realigning traditional alliances could alter trading relationships and potentially provoke divisive socioeconomic splits.

In the transition to the single economic system, significant political decisions will be made that may affect market regulation, subsidization, and privatization across all industries, from agricultural products to telecommunications.

The influx of migrants and asylum seekers, primarily from Africa and the Middle East, also poses certain risks to the EU. The ongoing civil war in Syria and economic hardship across Africa and the developing world have produced an outflow of refugees seeking resettlement in the EU. Resettlement itself may be costly for individual countries, particularly those border countries on the periphery of the EU where migrants first enter. However, the pressing questions over accepting, processing and distributing migrants have been a significant source of intergovernmental disagreements and could pose significant dangers to the integrity of the EU.

Economic. As economic conditions across member states may vary widely, there is continued concern about national-level support for the euro and the accompanying coordination of fiscal and wage policy among EMU member states. Member states must maintain tight control over inflation, public debt, and budget deficits in order to qualify for participation in the euro. These requirements severely limit EMU member states' ability to implement fiscal policy to address regional economic conditions. Moreover, member states that use the euro cannot devalue their currencies in the face of economic downturn, precluding them from stoking inflation to reduce their real debt burden and potentially rendering their exports less competitive.

The recent global financial crisis brought several small countries in Europe to the brink of bankruptcy, threatening sovereign default. Many other economies fell into recession, decreasing tax receipts and widening budget deficits. In response, many countries of Europe have implemented fiscal austerity, decreasing discretionary spending in an attempt to decrease their budget deficits. However, many European governments continue to face high levels of public debt and substantial budget deficits, some with shrinking government expenditures, which hinder economic growth in the region and may still threaten the continued viability of the EMU. Due to these large public deficits, some European issuers may continue to have difficulty accessing capital and may be dependent on emergency assistance from European governments and institutions to avoid defaulting on their outstanding debt obligations. The availability of such assistance, however, may be contingent on an issuer's implementation of certain reforms or reaching a required level of performance, which may increase the possibility of default. Such prospects could inject significant volatility into European markets, which may reduce the liquidity or value of a fund's investments in the region. Likewise, the high levels of public debt raise the possibility that certain European issuers may be forced to restructure their debt obligations, which could cause a fund to lose the value of its investments in any such issuer.

The European sovereign debt crisis, the financial crisis, and the ongoing recession in parts of Europe have weakened the banking and financial sectors of many European countries. Many institutions were saddled with high default rates on loans, found their assets hard to value, and were forced to maintain higher capital reserves under new regulations. This has led to decreased returns from finance and banking directly, and has constricted the sector's ability to lend, thus potentially reducing future returns. Further reducing the returns to the banking sector have been the historically low interest rates in Europe prompted by the ECB's expanded asset purchase program. However, the asset purchase program is but one of the ECB's recent policy actions intended to spur economic growth and ward off deflation, including quantitative easing, lowering the ECB's benchmark rate into negative territory, and opening a liquidity channel to encourage bank lending.

European policy makers took unprecedented steps to respond to the economic crisis in the region, and there is an increased risk that regulatory uncertainty could have a negative effect on the value of a fund's investments in the region. Eleven EU countries, led by France and Germany, are currently trying to pass a financial transactions tax to take effect in 2016. Although only transactions in which at least one party is located in one of the adopting nations would be subject to the tax, the extraterritorial effects are expected to be broad. Moreover, governments across the EMU are facing increasing opposition to certain crisis response measures. For example, efforts to reduce public spending in certain countries have been met with large-scale protests. As a result, many governments in the region have collapsed or been voted out of office in recent years. Leaders in some of these countries have openly questioned the sustainability of the EMU, which raises the risk that certain member states will abandon the euro or that the euro may cease to exist as a single currency in its current form. Any such occurrence would likely have wide-ranging effects on global markets that are difficult to predict. However, these effects would likely have a negative impact on a fund's investments in the region.

Although some European economies have shown signs of recovery, the fallout from the financial crisis and the ongoing debt crisis has limited the prospect of short-term growth and economic recovery in the region. Some countries have experienced stagnation, declines in GDP, and returns to recession, raising the specter that other European economies could follow suit. Economic challenges facing the region include high levels of public debt, significant rates of unemployment, aging populations, heavy regulation of non-financial businesses, persistent trade deficits, rigid labor markets, and inability to access credit. Although certain of these challenges may weigh more heavily on some European economies than others, the economic integration of the region increases the likelihood that recession in one country may spread to others. Should Europe fall into another recession, the value of a fund's investments in the region may be affected.

Currency. Investing in euro-denominated securities (or securities denominated in other European currencies) entails risk of being exposed to a currency that may not fully reflect the strengths and weaknesses of the disparate European economies. In addition, many European countries rely heavily upon export-dependent businesses and any strength in the exchange rate between the euro and the U.S. dollar can have either a positive or a negative effect upon corporate profits and the performance of EU investments. Currencies have become more volatile, subjecting a fund's foreign investments to additional risks.

Nordic Countries. The Nordic countries - Iceland, Denmark, Finland, Norway, and Sweden - relate to European integration in different ways. Norway and Iceland are outside the EU, although they are members of the European Economic Area. Denmark, Finland, and Sweden are all EU members, but only Finland has adopted the euro as its currency. Faced with stronger global competition, some Nordic countries have had to scale down their historically generous welfare programs, resulting in drops in domestic demand and increased unemployment. Major industries in the region, such as forestry, agriculture, and oil, face pressure as a result of high labor costs. Economic growth in many Nordic countries continues to be constrained by tight labor markets and adverse European and global economic conditions, particularly the decline in global commodity demand. The Nordic countries' once-vital manufacturing sector has experienced continued contraction due to outsourcing and flagging demand, spurring increasing unemployment. Although only Finland has adopted the euro, all Nordic currencies are facing deflationary pressure. Furthermore, the protracted recovery following the European crisis and the weakened global economy may limit the growth prospects of the Nordic economies.

Eastern Europe. Investing in the securities of Eastern European issuers is highly speculative and involves risks not usually associated with investing in the more developed markets of Western Europe. Political and economic reforms are too recent to establish a definite trend away from centrally planned economies and state-owned industries. Investments in Eastern European countries may involve risks of nationalization, expropriation, and confiscatory taxation.

Many Eastern European countries continue to move towards market economies at different paces with appropriately different characteristics. Most Eastern European markets suffer from thin trading activity, dubious investor protections, and often a dearth of reliable corporate information. Information and transaction costs, differential taxes, and sometimes political or transfer risk give a comparative advantage to the domestic investor rather than the foreign investor. In addition, these markets are particularly sensitive to social, political, economic, and currency events in Western Europe and Russia and may suffer heavy losses as a result of their trading and investment links to these economies and their currencies. In particular, the disruption to the Russian economy as a result of sanctions imposed by the United States and EU in connection with Russia's involvement in Ukraine may hurt Eastern European economies with close trade links to Russia. Russia may also attempt to directly assert its influence in the region through economic or military means.

In some of the countries of Eastern Europe, there is no stock exchange or formal market for securities. Such countries may also have government exchange controls, currencies with no recognizable market value relative to the established currencies of Western market economies, little or no experience in trading in securities, weak or nonexistent accounting or financial reporting standards, a lack of banking and securities infrastructure to handle such trading and a legal tradition without strongly defined property rights. Due to the value of trade and investment between Western Europe and Eastern Europe, credit and debt issues and other economic difficulties affecting Western Europe and its financial institutions can negatively affect Eastern European countries.

Eastern European economies may also be particularly susceptible to the volatility of the international credit market due to their reliance on bank related inflows of foreign capital. The recent global financial crisis restricted international credit supplies and several Eastern European economies faced significant credit and economic crises. Although some Eastern European economies are expanding again, major challenges are still present as a result of their continued dependence on the Western European zone for credit and trade. Accordingly, the European crisis may present serious risks for Eastern European economies, which may have a negative effect on a fund's investments in the region.

Several Eastern European countries on the periphery of the EU have recently been the destination for a surge of refugee and migrants fleeing the civil war in Syria and economic hardship across Africa and the developing world. While these countries have borne many of the direct costs of the surge of refugees and migrants seeking resettlement in Europe, they have also faced significant international criticism over their treatment of migrants and refugees which may dissuade foreign investors by undermining faith in these countries' governance institutions.

Japan. Japan continues to recover from a recurring recession; however, it is still vulnerable to persistent underlying systemic risks. Despite signs of economic growth, Japan is still the subject of recessionary concerns. While Japan experienced an increase in exports in recent years, the rate of export growth has since slowed. The most recent economic recession was likely compounded by Japan's massive government debt, the aging and shrinking of the population, an unstable financial sector, low domestic consumption, and certain corporate structural weaknesses, which remain some of the major long-term problems of the Japanese economy.

Overseas trade is important to Japan's economy and Japan's economic growth is significantly driven by its exports. Japan has few natural resources and must export to pay for its imports of these basic requirements. Meanwhile, Japan's aging and shrinking population increases the cost of the country's pension and public welfare system and lowers domestic demand, making Japan more dependent on exports to sustain its economy. Therefore, any developments that negatively affect Japan's exports could present risks to a fund's investments in Japan. For example, domestic or foreign trade sanctions or other protectionist measures could harm Japan's economy. Likewise, any escalation of tensions with China or South Korea over disputed territorial claims may adversely impact Japan's trading relationship with two of its largest trading partners. In addition, Japan is particularly susceptible to slowing economic growth in China, Japan's largest export market. Given that China is a large importer or Japanese goods and is a significant source of global economic growth the Chinese slowdown may negatively impact Japanese economic growth both directly and indirectly. Similarly, the European crisis and weakened global economy could present additional risks to a fund's investments in Japan.

Japan's recovery from the recession has been affected by economic distress resulting from the earthquake and resulting tsunami that struck northeastern Japan in March 2011 causing major damage along the coast, including damage to nuclear power plants in the region. Following the earthquake, Japan's financial markets fluctuated dramatically, in part due to uncertainty about the country's domestic energy supply. The government injected capital into the economy and proposed plans for massive spending on reconstruction efforts in disaster-affected areas in order to stimulate economic growth. The full extent of the natural disaster's impact on Japan's economy and foreign investment in Japan is difficult to estimate. The risks of natural disasters of varying degrees, such as earthquakes and tsunamis, and the resulting damage, continue to exist.

Successful financial sector reform would contribute to Japan's economic recovery at home and would benefit other economies in Asia. Internal conflict over the proper way to reform the banking system continues to exist. Although, Japanese banks are stable, maintaining large capital bases, they continue to face difficulties generating profits. Currency fluctuations may also significantly affect Japan's economy. In recent years, Japan has employed a program of monetary loosening, fiscal stimulus, and growth-oriented structural reform, which has generated early success in raising growth rates. Although Japan's central bank has continued its quantitative easing program, there is no guarantee such efforts will be sufficient or that additional stimulus policies will not be necessary in the future. Furthermore, the long term potential of this strategy remains uncertain, as the slow growth following the first of two planned increases in Japan's consumption tax put the second round of increases in doubt.

Asia Pacific Region (ex Japan). Many countries in the region have historically faced political uncertainty, corruption, military intervention, and social unrest. Examples include military threats on the Korean peninsula and along the Taiwan Strait, the ethnic, sectarian, and separatist violence found in Indonesia, and the nuclear arms threats between India and Pakistan. To the extent that such events continue in the future, they can be expected to have a negative effect on economic and securities market conditions in the region. In addition, the Asia Pacific geographic region has historically been prone to natural disasters. The occurrence of a natural disaster in the region could negatively impact the economy of any country in the region.

Economic. The economies of many countries in the region are heavily dependent on international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the United States, Japan, China, and the European Union. The countries in this region are also heavily dependent on exports and are thus particularly vulnerable to any weakening in global demand for these products. Many countries in the region are economically reliant on a wide range of commodity exports. Consequently, countries in this region have been adversely affected by the cyclical downturn in global commodity prices and are particularly susceptible to a slowdown in Chinese economic growth. Additionally, countries in this region have experienced high debt levels, an issue that is being compounded by weakened local currencies. The recent global financial crisis spread to the region, significantly lowering its exports and foreign investments in the region, which are driving forces of its economic growth. In addition, the economic crisis also significantly affected consumer confidence and local stock markets. Although the economies of many countries in the region have exhibited signs of growth, such improvements, if sustained, may be gradual. Furthermore, any such growth may be limited or hindered by the reduced demand for exports due to slowing growth in China, which could significantly reduce demand for the natural resources many Asia Pacific economies export. Because China has been such a major source of demand for raw materials and a supplier of foreign direct investment to exporting economies, the slowdown of the Chinese economy could significantly affect regional growth. Regional growth may also be limited by lack of available capital for investment resulting from the European crisis and weakened global economy, as well as the tapering of the monetary policies adopted by the central banks of developed countries. However, as previously indicated, the United States Federal Reserve ended its quantitative easing in October 2014.

The Republic of Korea (South Korea). Investing in South Korea involves risks not typically associated with investing in the U.S. securities markets. Investments in South Korea are, in part, dependent on the maintenance of peaceful relations with North Korea. Relations between the two remain tense, as exemplified in periodic acts of hostility, and the possibility of serious military engagement still exists.

The Korean economy's reliance on international trade makes it highly sensitive to fluctuations in international commodity prices, currency exchange rates and government regulation, and vulnerable to downturns of the world economy. South Korea has experienced modest economic growth in recent years, such continued growth may slow due, in part, to the economic slowdown in China and the increased competitive advantage of Japanese exports with the weakened yen. South Korea is particularly sensitive to the economic undulations of its four largest export markets (the European Union, Japan, United States, and China), which all face economic difficulties, including low growth rates. The economic weakness of South Korea's most important trading partners could stifle demands for South Korean exports and damage its own economic prospects. In particular, given that China is both a large importer of South Korean goods and a significant source of global demand, the Chinese slowdown may, directly or indirectly, negatively impact South Korean economic growth. The South Korean economy’s long-term challenges include a rapidly aging population, inflexible labor market, and overdependence on exports to drive economic growth.

China Region. The China Region encompasses the People's Republic of China, Taiwan, and Hong Kong. The region is highly interconnected and interdependent, with relationships and tensions built on trade, finance, culture, and politics. The economic success of China will continue to have an outsized influence on the growth and prosperity of Taiwan and Hong Kong.

Although the People's Republic of China has experienced three decades of unprecedented growth, it now faces a slowing economy. The real estate market, which many observers believed to be inflated, has begun to decline. Local governments, which had borrowed heavily to bolster growth, face high debt burdens and limited revenue sources. Demand for Chinese exports by Western countries, including the United States and Europe, may weaken due to the effects of weakened economic growth in those countries resulting from the European crisis and weakened global economy. Additionally, Chinese land reclamation projects and actions to lay claim to disputed islands have caused relations with China's regional trading partners to suffer, and could cause further disruption to regional trade. In the long run, China's ability to develop and sustain a credible legal, regulatory, monetary, and socioeconomic system could influence the course of outside investment.

Hong Kong is closely tied to China, economically and politically, following the United Kingdom's 1997 handover of the former colony to China to be governed as a Special Administrative Region. Changes to Hong Kong's legal, financial, and monetary system could negatively impact its economic prospects. Hong Kong's evolving relationship with the central government in Beijing could prove a source of future political unrest and economic disruption.

Although many Taiwanese companies heavily invest in China, a state of hostility continues to exist between China and Taiwan. Taiwan's political stability and ability to sustain its economic growth could be significantly affected by its political and economic relationship with China. Although economic and political relations have both improved, Taiwan remains vulnerable to both Chinese territorial ambitions and economic downturns.

In addition to the risks inherent in investing in the emerging markets, the risks of investing in China, Hong Kong, and Taiwan merit special consideration.

People's Republic of China. China's economy has transitioned from a rigidly central-planned state-run economy to one that has been only partially reformed by more market-oriented policies. Although the Chinese government has implemented economic reform measures, reduced state ownership of companies and established better corporate governance practices, a substantial portion of productive assets in China are still owned by the Chinese government. The government continues to exercise significant control over regulating industrial development and, ultimately, control over China's economic growth, both through direct involvement in the market through state owned enterprises, and indirectly by allocating resources, controlling access to credit, controlling payment of foreign currency-denominated obligations, setting monetary policy and providing preferential treatment to particular industries or companies.

After many years of steady growth, the growth rate of China's economy has recently slowed. Although this slowdown was to some degree intentional, as an attempt to stop certain sectors from overheating, and an attempt to shift the economy from one based on low cost export manufacturing to a model driven more by domestic consumption, it holds significant economic, social and political risks. For one, the real estate market, once rapidly growing in major cities, has slowed down and may prompt government intervention to prevent collapse. Additionally, local government debt is still very high, and local governments have few viable means to raise revenue, especially with the fall in demand for housing. Moreover, although China has tried to restructure its economy towards consumption, it remains heavily dependent on exports and is, therefore, susceptible to downturns abroad which may weaken demand for its exports and reduced foreign investments in the country. In particular, the economy faces the prospect of prolonged weakness in demand for Chinese exports as its major trading partners, such as the United States, Japan, and Europe, continue to experience economic uncertainty stemming from the European crisis and weakened global economy, among other things. Over the long term, China's aging infrastructure, worsening environmental conditions, rapid and inequitable urbanization, and quickly widening urban and rural income gap, which all carry political and economic implications, are among the country's major challenges. China also faces problems of domestic unrest and provincial separatism.

Chinese territorial claims are another source of tension and present risks to diplomatic and trade relations with certain of China's regional trade partners. Recent Chinese assertiveness, as seen in its land reclamation projects and the establishment of an Air Defense Identification Zone over islands claimed and occupied by Japan, raises fears of both accidental military conflict, and that Chinese territorial claims result in international reprisal. Such a reprisal may reduce international demand for Chinese goods and services, or causing a decline in foreign direct investment, both of which could have a negative effect on a fund's investments in the securities of Chinese issuers.

As with all transition economies, China's ability to develop and sustain a credible legal, regulatory, monetary, and socioeconomic system could influence the course of outside investment. The Chinese legal system, in particular, constitutes a significant risk factor for investors. The Chinese legal system is based on statutes. Since the late 1970s, Chinese legislative bodies have promulgated laws and regulations dealing with various economic matters such as foreign investment, corporate organization and governance, commerce, taxation, and trade. However, these laws are relatively new and published court decisions based on these laws are limited and non-binding. The interpretation and enforcement of these laws and regulations are uncertain.

China continues to limit direct foreign investments generally in industries deemed important to national interests. Foreign investment in domestic securities is also subject to substantial restrictions. Securities listed on China's two main stock exchanges are divided into two classes. One of the two classes is limited to domestic investors (and a small group of qualified international investors), while the other is available to both international and domestic investors. Although the Chinese government has announced plans to merge the two markets, it is uncertain whether and to what extent such a merger will take place. The existing bifurcated system raises liquidity and stability concerns. Some believe that China's currency is undervalued. Currency fluctuations could significantly affect China and its trading partners. China continues to exercise control over the value of its currency, rather than allowing the value of the currency to be determined by market forces. This type of currency regime may experience sudden and significant currency adjustments, which may adversely impact investment returns. One such currency adjustment occurred recently, in which China purposefully devalued the yuan in an effort to bolster economic growth.

Additionally, China's stock market has experienced tumult and high volatility, which has prompted the Chinese government to implement a number of policies and restrictions with regards to the securities market. For instance, the government implemented a temporary moratorium on the sale of certain securities, subject to certain conditions. While these actions are aimed at maintaining growth and stability in the stock market, investors in Chinese securities may be negatively affected by, among other things, disruptions in the ability to sell securities for compliance with investment objectives or when most advantageous given market conditions. It is not clear what the long-term effect of these policies will be on the securities market in China or whether additional actions by the government will occur in the future.

Hong Kong. In 1997, the United Kingdom handed over control of Hong Kong to the People's Republic of China. Since that time, Hong Kong has been governed by a semi-constitution known as the Basic Law, while defense and foreign affairs are the responsibility of the central government in Beijing. The chief executive of Hong Kong is appointed by the Chinese government. However, Hong Kong is able to participate in international organizations and agreements and it continues to function as an international financial center, with no exchange controls, free convertibility of the Hong Kong dollar and free inward and outward movement of capital. The Basic Law also guarantees existing freedoms, including the freedom of speech, assembly, press, and religion, as well as the right to strike and travel. Business ownership, private property, the right of inheritance and foreign investment are also protected by law. By treaty, China has committed to preserve Hong Kong's high degree of autonomy in certain matters until 2047. However, recent protests in Hong Kong over political, economic, and legal freedoms, and the Chinese government's response to them, demonstrate the political uncertainty within Hong Kong and there is no guarantee that additional protests will not arise in the future.

Hong Kong has experienced strong economic growth in recent years due, in part, to its close ties with China and a strong service sector, but Hong Kong still faces concerns over overheating in certain sectors of its economy, such as its real estate market, which could limit Hong Kong's future growth. In addition, because of Hong Kong's heavy reliance on international trade and global financial markets, Hong Kong remains exposed to significant risks as a result of the European crisis and weakened global economy. Likewise, due to Hong Kong's close political and economic ties with China, the economic slowdown on the mainland has had a negative impact on Hong Kong's economy.

Taiwan. For decades, a state of hostility has existed between Taiwan and the People's Republic of China. China has long deemed Taiwan a part of the "one China" and has made a nationalist cause of recovering it. In the past, China has staged frequent military provocations off the coast of Taiwan and made threats of full-scale military action. However, tensions have lowered, exemplified by improved relations, including the first official contacts between the governments on China and Taiwan since 1949. Foreign trade has been the engine of rapid growth in Taiwan and has transformed the island into one of Asia's great exporting nations. As an export-oriented economy, Taiwan depends on an open world trade regime and remains vulnerable to downturns in the world economy. Taiwanese companies continue to compete mostly on price, producing generic products or branded merchandise on behalf of multinational companies. Accordingly, these businesses can be particularly vulnerable to currency volatility and increasing competition from neighboring lower-cost countries. Moreover, many Taiwanese companies are heavily invested in mainland China and other countries throughout Southeast Asia, making them susceptible to political events and economic crises in these parts of the region. The economic slowdown in China has prompted China to ease monetary policy in an effort to stabilize growth prospects. Significantly, Taiwan and China recently entered into agreements covering banking, securities, and insurance. Closer economic links with the mainland may bring greater opportunities for the Taiwanese economy, but also poses new challenges. For example, foreign direct investment in China has resulted in Chinese import substitution away from Taiwan's exports and a restriction of potential job creation in Taiwan. More recently, Taiwan has sought to diversify its export markets and reduce its dependence on the Chinese market by increasing exports to the United States, Japan, Europe, and other Asian countries. In addition, the lasting effects of the European crisis and weakened global economy may reduce demand for Taiwan's exports, which could cause the economy to face a recession.

India. The value of a fund's investments in Indian securities may be affected by, among other things, political developments, rapid changes in government regulation, state intervention in private enterprise, nationalization or expropriation of foreign assets, legal uncertainty, high rates of inflation or interest rates, currency volatility, and civil unrest. Moreover, the Indian economy remains vulnerable to natural disasters, such as droughts and monsoons. In addition, any escalation of tensions with Pakistan may have a negative impact on a fund's investments in India. Likewise, political, social and economic disruptions caused by domestic sectarian violence or terrorist attacks may also present risks to a fund's investments in India.

The Indian economy is heavily dependent on exports and services provided to U.S. and European companies, and is vulnerable to any weakening in global demand for these products and services. In recent years, rising wages have chipped away at India's competitive advantage in certain service sectors. A slowdown in the manufacturing sector, a large fiscal deficit, and persistent inflation have led to several years of tepid economic growth in India. While the economic growth rate has risen more recently, it is uncertain whether higher growth rates are sustainable without more fundamental governance reforms.

Furthermore, restrictions or controls applicable to foreign investment in the securities of issuers in India may also adversely affect a fund's investments within the country. The availability of financial instruments with exposure to Indian financial markets may be substantially limited by restrictions on foreign investors. Foreign investors are required to observe certain investment restrictions, including limits on shareholdings, which may impede a fund's ability to invest in certain issuers or to fully pursue its investment objective. These restrictions may also have the effect of reducing demand for, or limiting the liquidity of, such investments. There can be no assurance that the Indian government will not impose restrictions on foreign capital remittances abroad or otherwise modify the exchange control regime applicable to foreign investors in such a way that may adversely affect the ability of a fund to repatriate their income and capital.

Shares of many Indian issuers are held by a limited number of persons and financial institutions, which may limit the number of shares available for investment. In addition, further issuances of securities by Indian issuers in which a fund has invested could dilute the investments of existing shareholders and could adversely affect the market price of such securities. Sales of securities by such issuer's major shareholders may also significantly and adversely affect other shareholders. Moreover, a limited number of issuers represent a disproportionately large percentage of market capitalization and trading value in India.

Recently, the Indian government has sought to implement numerous reforms to the economy, including efforts to bolster the Indian manufacturing sector and entice foreign direct investment. However, such reformation efforts have proven difficult and there is no guarantee that such reforms will be implemented or that they will be implemented in a manner that benefits investors.

Indonesia. Over the last decade, Indonesia has applied prudent macroeconomic efforts and policy reforms that have led to modest growth in recent years, but many economic development problems remain, including high unemployment, a fragile banking sector, endemic corruption, inadequate infrastructure, a poor investment climate, inflationary pressures and unequal resource distribution among regions. These problems may limit the country's ability to contain the severe and negative impact of the recent global financial crisis on its economy. In addition, Indonesia continues to be at risk of ethnic, sectarian, and separatist violence. Furthermore, slow budgetary disbursements have created challenges for government programs related to infrastructure, secondary education, and certain social policies.

Indonesia's dependence on resource extraction and export leaves it vulnerable to a slowdown of economies of its trading partners and a decline in commodity prices more generally. Commodity prices are in the midst of a cyclical downturn, which has adversely affected the exports of Indonesia's economy. Indonesia is particularly vulnerable to the effects of the slowdown in China, which has been a major source of demand growth for Indonesia's commodity exports. Should Chinese growth continue to slow, or worse, tip into recession, Indonesian growth will be strongly affected. Indonesia is also vulnerable to further weakness in Japan, which remains Indonesia's largest single export market. Additionally, Indonesia has lately faced the headwinds of high inflation and falling foreign direct investment, the latter spurred, in part, by statements in favor of economic nationalism, from the president that followed the enforcement of several laws intended to disadvantages foreign investors by limiting the share of local businesses foreigners may own. Keys to future growth remain internal reform, peaceful resolution of internal conflicts, bolstering the confidence of international and domestic investors, and strong global economic growth.

Thailand. Thailand has well-developed infrastructure and a free-enterprise economy, which is both conducive and enticing to certain foreign investment. While Thailand experienced an increase in exports in recent years, the rate of export growth has since slowed, in part due to weakness in commodity prices and the economic slowdown in China. Moreover, Thailand has pursued preferential trade agreements with a variety of partners in an effort to boost exports and maintain high growth. However, weakening fiscal discipline, separatist violence in the south, the intervention by the military in civilian spheres, and continued political instability may cause additional risks for investments in Thailand. The risk of political instability has proven substantial, as the protests, disputed election, government collapse, and coup of 2014 have led to short term declines in GDP, a collapse of tourism, and a decrease in foreign direct investment. The military junta continues to retain control of the government and has not indicated a willingness to cede power, persistently delaying the return of democratic elections. Such uncertainty regarding the return of democratic governance to Thailand could jeopardize the maintenance of economic growth.

Long term, Thailand's economy faces challenges including an aging population, outdated infrastructure, and an inadequate education system. Thailand's cost of labor has risen rapidly in recent years, threatening its status as a low cost manufacturing hub. In addition, natural disasters may affect economic growth in the country. For example, in late 2011, historic floods devastated industrial areas north of Bangkok, which severely harmed Thailand's manufacturing sector and reduced the country's economic growth. Thailand continues to be vulnerable to weak economic growth of its major trading partners, particularly China and Japan. Additionally, Thailand's economy continues to be hampered by concerns of tapering of the monetary policies adopted by the central banks of developed countries. However, as previously indicated, the United States Federal Reserve ended its quantitative easing in October 2014.

Philippines. The economy of the Philippines has benefitted from its relatively low dependence on exports and high domestic rates of consumption, as well as substantial remittances received from large overseas populations. Although the economy of the Philippines has grown quickly in recent years, there can be no assurances that such growth will continue. Like other countries in the Asia Pacific region, the Philippines' growth in recent years has been reliant, in part, on exports to larger economies, notably the United States, Japan and China. Given that China is a large importer and source of global demand, the Chinese slowdown may, directly or indirectly, negatively impact Philippine economic growth. Additionally, lower economic growth abroad may lead to lower remittances from Filipino emigrants abroad, negatively impacting economic growth in the Philippines. Furthermore, certain weaknesses in the economy, such as inadequate infrastructure, high poverty rates, uneven wealth distribution, low fiscal revenues, endemic corruption, inconsistent regulation, unpredictable taxation, unreliable judicial processes, and the appropriation of foreign assets may present risks to a fund's investments in the Philippines. In addition, investments in the Philippines are subject to risks arising from political or social unrest, including threats from military coups, terrorist groups and separatist movements. Likewise, the Philippines is prone to natural disasters such as typhoons, tsunamis, earthquakes and flooding, which may also present risks to a fund's investments in the Philippines.

Latin America. As an emerging market, Latin America historically suffered from social, political, and economic instability. For investors, this has meant additional risk caused by periods of regional conflict, political corruption, totalitarianism, protectionist measures, nationalization, hyperinflation, debt crises, sudden and large currency devaluation, and intervention by the military in civilian and economic spheres. For example, at times the government of Brazil has imposed a tax on foreign investment in Brazilian stocks and bonds, which may affect the value of a fund's investments in the securities of Brazilian issuers. However, in some Latin American countries, a move to sustainable democracy and a more mature and accountable political environment is under way. Domestic economies have been deregulated, privatization of state-owned companies is almost completed and foreign trade restrictions have been relaxed.

Nonetheless, to the extent that events such as those listed above continue in the future, they could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region. In addition, recent favorable economic performance in much of the region has led to a concern regarding government overspending in certain Latin American countries. Investors in the region continue to face a number of potential risks. Certain Latin American countries depend heavily on exports to the United States and investments from a small number of countries. Accordingly, these countries may be sensitive to fluctuations in demand, exchange rates and changes in market conditions associated with those countries. The economic growth of most Latin American countries is highly dependent on commodity exports and the economies of certain Latin American countries, particularly Mexico and Venezuela, are highly dependent on oil exports. As a result, these economies are particularly susceptible to fluctuations in the price of oil and other commodities and currency fluctuations. The prices of oil and other commodities are in the midst of a cyclical downturn, driven, in part, by the slowdown in growth in China. If growth in China remains slow, or if global economic conditions worsen, Latin American countries may face significant economic difficulties. Although certain Latin American countries have recently shown signs of improved economic growth, such improvements, if sustained, may be gradual. In addition, prolonged economic difficulties may have negative effects on the transition to a more stable democracy in some Latin American countries. In certain countries, political risk, including nationalization risk, is high.

A number of Latin American countries are among the largest debtors of developing countries and have a long history of reliance on foreign debt and default. The majority of the region's economies have become highly dependent upon foreign credit and loans from external sources to fuel their state-sponsored economic plans. Historically, government profligacy and ill-conceived plans for modernization have exhausted these resources with little benefit accruing to the economy. Most countries have been forced to restructure their loans or risk default on their debt obligations. In addition, interest on the debt is subject to market conditions and may reach levels that would impair economic activity and create a difficult and costly environment for borrowers. Accordingly, these governments may be forced to reschedule or freeze their debt repayment, which could negatively affect local markets. Most recently, Argentina defaulted on its debt after a U.S. court ruled that payments to a majority of bondholders (who had settled for lower rates of repayment) could not be made so long as holdout bondholders were not paid the full value of their bonds. In addition to restricting Argentina's ability to issue new debt, and therefore fund its government, the ruling increases the risk of default on all sovereign debt containing such clauses, of which there is still an estimated $100 billion outstanding.

Because of their dependence on foreign credit and loans, a number of Latin American economies faced significant economic difficulties and some economies fell into recession as the recent global financial crisis tightened international credit supplies. These credit supply issues may be exacerbated if the U.S. Federal Reserve raises interest rates, potentially jeopardizing various countries' ability to service debt obligations or to service such obligations in a timely manner. While the region has recently shown some mixed signs of economic improvement, recovery from past economic downturns in Latin America has historically been slow, and any such recovery, if sustained, may be gradual. The ongoing effects of the European crisis and weakened global economy may reduce demand for exports from Latin America and limit the availability of foreign credit for some countries in the region. As a result, a fund's investments in Latin American securities could be harmed if economic recovery in the region is limited.

Russia. Investing in Russian securities is highly speculative and involves significant risks and special considerations not typically associated with investing in the securities markets of the United States and most other developed countries.

Political. Over the past century, Russia has experienced political and economic turbulence and has endured decades of communist rule under which tens of millions of its citizens were collectivized into state agricultural and industrial enterprises. Since the collapse of the Soviet Union, Russia's government has been faced with the daunting task of stabilizing its domestic economy, while transforming it into a modern and efficient structure able to compete in international markets and respond to the needs of its citizens. However, to date, many of the country's economic reform initiatives have floundered or been retrenched. In this environment, political and economic policies could shift suddenly in ways detrimental to the interest of foreign and private investors.

In the last few years, as significant income from oil and commodity exports boosted Russia's economic growth, the Russian government began to re-assert its regional geopolitical influence, including most recently its military intervention in Ukraine and engagement in Syria. The involvement in Ukraine has increased tensions between Russia and its neighbors and the West, resulting in the United States and EU placing sanctions on the Russian financial, energy, and defense sectors, as well as targeting top Kremlin officials. These sanctions, combined with a collapse in energy and commodity prices, have had the effect of slowing the Russian economy, which has fallen into recession in their wake. Additionally, the conflict has caused capital flight, loss of confidence in Russian sovereign debt, and a retaliatory import ban by Russia that has helped stoke inflation. Further possible actions by Russia, including restricting gas exports to Ukraine and countries downstream, or provoking another military conflict elsewhere in Eastern Europe could lead to greater consequences for the Russian economy.

Economic. Many Russian businesses are inefficient and uncompetitive by global standards due to systemic corruption, regulatory favoritism for government affiliated enterprises, or the legacy of old management teams and techniques left over from the command economy of the Soviet Union. Poor accounting standards, inept management, pervasive corruption, insider trading and crime, and inadequate regulatory protection for the rights of investors all pose a significant risk, particularly to foreign investors. In addition, enforcement of the Russian tax system is prone to inconsistent, arbitrary, retroactive, and/or exorbitant taxation.

Compared to most national stock markets, the Russian securities market suffers from a variety of problems not encountered in more developed markets. There is little long-term historical data on the Russian securities market because it is relatively new and a substantial proportion of securities transactions in Russia are privately negotiated outside of stock exchanges. The inexperience of the Russian securities market and the limited volume of trading in securities in the market may make obtaining accurate prices on portfolio securities from independent sources more difficult than in more developed markets. Additionally, there is little solid corporate information available to investors. As a result, it may be difficult to assess the value or prospects of an investment in Russian companies.

Because of the recent formation of the Russian securities market as well as the underdeveloped state of the banking and telecommunications systems, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act) is defined according to entries in the company's share register and normally evidenced by extracts from the register or by formal share certificates. However, these services are carried out by the companies themselves or by registrars located throughout Russia. These registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity and it is possible for a fund to lose its registration through fraud, negligence, or even mere oversight. While a fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive a fund of its ownership rights or improperly dilute its interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Furthermore, significant delays or problems may occur in registering the transfer of securities, which could cause a fund to incur losses due to a counterparty's failure to pay for securities the fund has delivered or the fund's inability to complete its contractual obligations because of theft or other reasons. The 2012 designation of the National Settlement Depository (NSD) as the exclusive settlement organization for all publicly traded Russian companies and investment funds has enhanced the efficiency and transparency of the Russian securities market. Additionally, recent agreements between the NSD and foreign central securities depositories and settlement organizations have allowed for simpler and more secure access for foreign investors as well.

The Russian economy is heavily dependent upon the export of a range of commodities including most industrial metals, forestry products, oil, and gas. Accordingly, it is strongly affected by international commodity prices and is particularly vulnerable to any weakening in global demand for these products. Furthermore, the sale and use of certain strategically important commodities, such as gas, may be dictated by political, rather than economic, considerations.

As the recent global financial crisis caused price volatility in commodities, especially oil, many sectors in the Russian economy fell into turmoil, pushing the whole economy into recession. In addition, prior to the global financial crisis, Russia's economic policy encouraged excessive foreign currency borrowing as high oil prices increased investor appetite for Russian financial assets. As a result of this credit boom, Russia reached alarming debt levels and suffered from the effects of tight credit markets. Russia continues to face significant economic challenges, including weak levels of investment and a sluggish recovery in external demand. In the near term, the fallout from the European crisis, slowing growth rates in China, and weakened global economy may reduce demand for Russian exports such as oil and gas, which could limit Russia's economic growth. Over the long-term, Russia faces challenges including a shrinking workforce, a high level of corruption, and difficulty in accessing capital for smaller, non-energy companies and poor infrastructure in need of large investments.

Currency. Foreign investors also face a high degree of currency risk when investing in Russian securities and a lack of available currency hedging instruments. The Russian ruble has recently been subject to significant devaluation pressure due to the fall in commodity prices and the collapse in the value of Russian exports. Although the Russian Central Bank has spent significant foreign exchange reserves to maintain the value of the ruble, such reserves are finite. Therefore, any investment denominated in rubles may be subject to significant devaluation in the future. In August 1998, Russia devalued the ruble, defaulted on short-term domestic bonds, and imposed a moratorium on the repayment of its international debt and the restructuring of the repayment terms. These actions negatively affected Russian borrowers' ability to access international capital markets and damaged the Russian economy. Although official sovereign debt to GDP figures are low for a developed economy, sovereign default remains a risk, as reflected in the recent downgrade of Russian sovereign debt by Moody's. Even absent a sovereign default, foreign investors could face the possibility of further devaluations. There is the risk that the government may impose capital controls on foreign portfolio investments in the event of extreme financial or political crisis. Such capital controls could prevent the sale of a portfolio of foreign assets and the repatriation of investment income and capital. Such risks have led to heightened scrutiny of Russian liquidity conditions, which in turn creates a heightened risk of the repatriation of ruble assets by nervous foreign investors. The recent economic turmoil in Russia caused the Russian ruble to depreciate as unemployment levels increased and global demand for oil exports decreased. In particular, the recent collapse in energy prices has shrunk the value of Russian exports and further weakened both the value of the ruble and the finances of the Russian state. The Russian economy has also suffered following the conflict in Ukraine, as a result of significant capital flight from the country. The pressure put on the ruble caused by this divestment has been compounded by the sanctions from the United States and EU, leading to further depreciation, a limitation of the ruble's convertibility, and an increase in inflation. The Russian central bank may need to manage bank liquidity carefully, including deploying its large quantity of foreign exchange reserves, to avoid worse fallout.

The Middle East and Africa. Investing in Middle Eastern and African securities is highly speculative and involves significant risks and special considerations not typically associated with investing in the securities markets of the United States and most other developed countries.

Political. Many Middle Eastern and African countries historically have suffered from political instability. Despite a growing trend towards democratization, especially in Africa, significant political risks continue to affect some Middle Eastern and African countries. These risks may include substantial government control over the private sector, corrupt leaders, civil unrest, suppression of opposition parties that can lead to further dissidence and militancy, fixed elections, terrorism, coups, and war. In the last several years, several countries in the Middle East and North Africa have experienced pro-democracy movements that resulted in swift regime changes. In some instances where pro-democracy movements successfully toppled regimes, the stability of successor regimes has proven weak, as evidenced, for example, in Egypt. In other instances, these changes have devolved into armed conflict involving local factions, regional allies or international forces, and even protracted civil wars, such as Libya, or most notably, Syria.

The protracted civil war in Syria has given rise to numerous militias, terrorist groups, and most notably, the proto-state of ISIS. The conflict has disrupted oil production across Syria and Iraq, effectively destroyed the economic value of large portions of the region, and caused a massive exodus of refugees into neighboring states, which further threatens government infrastructure of the refuge countries. Although the conflict is relatively isolated, there is a significant risk of it metastasizing as the civil war draws in more regional states and ISIS spreads an extremist ideology.

These regime changes, in the short term, have affected the status and speed of economic reforms in the region. Because many Middle East and African nations have a history of dictatorship, military intervention, and corruption, there can be no guarantee that recent movements toward a more democratic process will continue. Therefore, the long term effects of the ongoing regime changes are largely unpredictable. In addition, there is an increasing risk that historical animosities, border disputes, or defense concerns may lead to further armed conflict in the region. In all regions, such developments could have a negative effect on economic growth and reverse favorable trends toward economic and market reform, privatization, and the removal of trade barriers. Such developments could also result in significant disruptions in securities markets.

The economies of West Africa, after growing quickly for several years, have recently faced serious disruptions representing considerable risks for investors. In Nigeria, now Africa's largest economy, radical groups have led a disruptive insurgency in the country's north. In addition, the recently quelled outbreak of Ebola in West Africa has shown the vulnerabilities of political institutions and health care systems in the face of crisis.

Economic. Middle Eastern and African countries historically have suffered from economic instability. Underdeveloped infrastructure, high unemployment rates, a comparatively unskilled labor force, and inconsistent access to capital have contributed to economic instability in the region. Furthermore, certain Middle Eastern and African markets may face a higher concentration of market capitalization, greater illiquidity and greater price volatility than that found in more developed markets of Western Europe or the United States. Additionally, certain countries in the region have a history of nationalizing or expropriating foreign assets, which could cause a fund to lose the value of its investments in those countries. Despite a growing trend towards economic diversification, many Middle Eastern and African economies remain heavily dependent upon a limited range of commodities. These include gold, silver, copper, cocoa, diamonds, natural gas and petroleum. These economies are greatly affected by international commodity prices and are particularly vulnerable to any weakening in global demand for these products. The recent decrease in global commodity demand, particularly the collapse in the price of oil, has caused certain countries in the region to face significant economic difficulties. As a result, many countries have been forced to scale down their infrastructure investment and the size of their public welfare systems, which could have long-term economic, social, and political implications.

South Africa, Africa's second largest economy, is the largest destination for foreign direct investment on the continent. The country has a two-tiered, developing economy with one tier similar to that of a developed country and the second tier having only the most basic infrastructure. High interest rates, power shortages, and weakening commodities prices, along with the recent economic crisis, caused South Africa to enter a recession in 2009 for the first time in 18 years. The South African Government, both before and during the recession, implemented policies designed to reduce trade and investment restrictions and privatize certain industries. However, ethnic and civil conflicts, the HIV health crisis, uncertainty surrounding government policy, and political instability have led to uneven wealth distribution within the country and may cause additional risks for investments in South Africa. These problems likely compounded the economic difficulties that South Africa faced as the negative effects of the global financial crisis spread to the country. Although the South African economy has recently shown signs of recovery, growth has been sluggish and may continue to be gradual as political, social, and labor unrest could affect the South African economy. In addition, reduced demand for South African exports due to the lasting effects of the European crisis and weakened global economy may limit any such recovery.

Currency. Certain Middle Eastern and African countries have currencies pegged to the U.S. dollar or euro, rather than free-floating exchange rates determined by market forces. Although normally a source of stability, these pegs, if abandoned, may cause sudden and significant currency adjustments, which may adversely impact investment returns.

PORTFOLIO TRANSACTIONS

Orders for the purchase or sale of portfolio securities (normally, shares of underlying Fidelity® funds) are placed on behalf of a fund by FMRC (either itself or through its affiliates) pursuant to authority contained in the management contract.

FMRC may be responsible for the placement of portfolio securities transactions for other investment companies and investment accounts for which it has or its affiliates have investment discretion.

A fund will not incur any commissions or sales charges when it invests in underlying Fidelity® funds, but it may incur such costs if it invests directly in other types of securities.

Purchases and sales of equity securities on a securities exchange or OTC are effected through brokers who receive compensation for their services. Generally, compensation relating to securities traded on foreign exchanges will be higher than compensation relating to securities traded on U.S. exchanges and may not be subject to negotiation. Compensation may also be paid in connection with principal transactions (in both OTC securities and securities listed on an exchange) and agency OTC transactions executed with an electronic communications network (ECN) or an alternative trading system. Equity securities may be purchased from underwriters at prices that include underwriting fees.

Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal. Although there is no stated brokerage commission paid by a fund for any fixed-income security, the price paid by a fund to an underwriter includes the disclosed underwriting fee and prices in secondary trades usually include an undisclosed dealer commission or markup reflecting the spread between the bid and ask prices of the fixed-income security. New issues of equity and fixed-income securities may also be purchased in underwritten fixed price offerings.

The Trustees of each fund periodically review FMRC's performance of its responsibilities in connection with the placement of portfolio securities transactions on behalf of each fund. The Trustees also review the compensation paid by each fund over representative periods of time to determine if it was reasonable in relation to the benefits to the fund.

The Selection of Securities Brokers and Dealers

FMRC or its affiliates generally have authority to select securities brokers (whether acting as a broker or a dealer) to place or execute a fund's portfolio securities transactions. In selecting securities brokers, including affiliates of FMRC, to execute a fund's portfolio securities transactions, FMRC or its affiliates consider the factors they deem relevant in the context of a particular trade and in regard to FMRC's or its affiliates' overall responsibilities with respect to the fund and other investment accounts, including any instructions from the fund's portfolio manager, which may emphasize, for example, speed of execution over other factors. Based on the factors considered, FMRC or its affiliates may choose to execute an order using ECNs or venues, including algorithmic trading, crossing networks, direct market access and program trading, or by actively working an order. Other possibly relevant factors may include, but are not limited to, the following: price; the size and type of the securities transaction; the reasonableness of compensation to be paid, including spreads and commission rates; the speed and certainty of trade executions, including broker willingness to commit capital; the nature and characteristics of the markets for the security to be purchased or sold, including the degree of specialization of the broker in such markets or securities; the availability of liquidity in the security, including the liquidity and depth afforded by a market center or market-maker; the reliability of a market center or broker; the broker's overall trading relationship with FMRC or its affiliates; the trader's assessment of whether and how closely the broker likely will follow the trader's instructions to the broker; the degree of anonymity that a particular broker or market can provide; the potential for avoiding or lessening market impact; the execution services rendered on a continuing basis; the execution efficiency, settlement capability, and financial condition of the broker or dealer; arrangements for payment of fund expenses, if applicable; and the provision of additional brokerage and research products and services, if applicable.

The trading desks through which FMRC or its affiliates may execute trades are instructed to execute portfolio transactions on behalf of the funds based on the quality of execution without any consideration of brokerage and research products and services the broker or dealer may provide. The administration of brokerage and research products and services is managed separately from the trading desks, which means that traders have no responsibility for administering soft dollar activities.

In seeking best qualitative execution for portfolio securities transactions, FMRC or its affiliates may select a broker that uses a trading method, including algorithmic trading, for which the broker may charge a higher commission than its lowest available commission rate. FMRC or its affiliates also may select a broker that charges more than the lowest commission rate available from another broker. FMRC or its affiliates may execute an entire securities transaction with a broker and allocate all or a portion of the transaction and/or related commissions to a second broker where a client does not permit trading with an affiliate of FMRC or in other limited situations. In those situations, the commission rate paid to the second broker may be higher than the commission rate paid to the executing broker. For futures transactions, the selection of an FCM is generally based on the overall quality of execution and other services provided by the FCM. FMRC or its affiliates may choose to execute futures transactions electronically.

The Acquisition of Brokerage and Research Products and Services

Brokers (who are not affiliates of FMRC) that execute transactions for a fund may receive higher compensation from the fund than other brokers might have charged the fund, in recognition of the value of the brokerage or research products and services they provide to FMRC or its affiliates.

Research Products and Services.  These products and services may include, when permissible under applicable law: economic, industry, company, municipal, sovereign (U.S. and non-U.S.), legal, or political research reports; market color; company meeting facilitation; compilation of securities prices, earnings, dividends and similar data; quotation services, data, information and other services; analytical computer software and services; and investment recommendations. In addition to receiving brokerage and research products and services via written reports and computer-delivered services, such reports may also be provided by telephone and in-person meetings with securities analysts, corporate and industry spokespersons, economists, academicians and government representatives and others with relevant professional expertise. FMRC or its affiliates may request that a broker provide a specific proprietary or third-party product or service. Some of these brokerage and research products and services supplement FMRC's or its affiliates' own research activities in providing investment advice to the funds.

Execution Services.  In addition, brokerage and research products and services may include, when permissible under applicable law, those that assist in the execution, clearing, and settlement of securities transactions, as well as other incidental functions (including, but not limited to, communication services related to trade execution, order routing and algorithmic trading, post-trade matching, exchange of messages among brokers or dealers, custodians and institutions, and the use of electronic confirmation and affirmation of institutional trades).

Mixed-Use Products and Services.  Although FMRC or its affiliates do not use fund commissions to pay for products or services that do not qualify as brokerage and research products and services, they may use commission dollars to obtain certain products or services that are not used exclusively in FMRC's or its affiliates' investment decision-making process (mixed-use products or services). In those circumstances, FMRC or its affiliates will make a good faith judgment to evaluate the various benefits and uses to which they intend to put the mixed-use product or service, and will pay for that portion of the mixed-use product or service that does not qualify as brokerage and research products and services with their own resources (referred to as "hard dollars").

Benefit to FMRC.  FMRC's or its affiliates' expenses likely would be increased if they attempted to generate these additional brokerage and research products and services through their own efforts, or if they paid for these brokerage and research products or services with their own resources. To minimize the potential for conflicts of interest, the trading desks through which FMRC or its affiliates may execute trades are instructed to execute portfolio transactions on behalf of the funds based on the quality of execution without any consideration of brokerage and research products and services the broker or dealer may provide. The administration of brokerage and research products and services is managed separately from the trading desks, which means that traders have no responsibility for administering soft dollar activities. Furthermore, certain of the brokerage and research products and services that FMRC or its affiliates receive are furnished by brokers on their own initiative, either in connection with a particular transaction or as part of their overall services. Some of these brokerage and research products or services may be provided at no additional cost to FMRC or its affiliates or have no explicit cost associated with them. In addition, FMRC or its affiliates may request that a broker provide a specific proprietary or third-party product or service, certain of which third-party products or services may be provided by a broker that is not a party to a particular transaction and is not connected with the transacting broker's overall services.

FMRC's Decision-Making Process.  In connection with the allocation of fund brokerage, FMRC or its affiliates make a good faith determination that the compensation paid to brokers and dealers is reasonable in relation to the value of the brokerage and/or research products and services provided to FMRC or its affiliates, viewed in terms of the particular transaction for a fund or FMRC's or its affiliates' overall responsibilities to that fund or other investment companies and investment accounts for which FMRC or its affiliates have investment discretion; however, each brokerage and research product or service received in connection with a fund's brokerage may not benefit the fund. While FMRC or its affiliates may take into account the brokerage and/or research products and services provided by a broker or dealer in determining whether compensation paid is reasonable, neither FMRC, its affiliates, nor the funds incur an obligation to any broker, dealer, or third party to pay for any brokerage and research product or service (or portion thereof) by generating a specific amount of compensation or otherwise. Typically, these brokerage and research products and services assist FMRC or its affiliates in terms of their overall investment responsibilities to a fund or any other investment companies and investment accounts for which FMRC or its affiliates have investment discretion. Certain funds or investment accounts may use brokerage commissions to acquire brokerage and research products and services that may also benefit other funds or accounts managed by FMRC or its affiliates.

Research Contracts.  FMRC or its affiliates have arrangements with certain third-party research providers and brokers through whom FMRC or its affiliates effect fund trades, whereby FMRC or its affiliates may pay with fund commissions or hard dollars for all or a portion of the cost of research products and services purchased from such research providers or brokers. If hard dollar payments are used, FMRC or its affiliates may still cause a fund to pay more for execution than the lowest commission rate available from the broker providing research products and services to FMRC or its affiliates, or that may be available from another broker. FMRC or its affiliates view hard dollar payments for research products and services as likely to reduce a fund's total commission costs even though it is expected that in such hard dollar arrangements the commissions available for recapture and used to pay fund expenses, as described below, will decrease. FMRC's or its affiliates' determination to pay for research products and services separately is wholly voluntary on FMRC's or its affiliates' part and may be extended to additional brokers or discontinued with any broker participating in this arrangement.

Commission Recapture

FMRC or its affiliates may allocate brokerage transactions to brokers (who are not affiliates of FMRC) who have entered into arrangements with FMRC or its affiliates under which the broker may rebate a portion of the compensation paid by a fund ("commission recapture"). Not all brokers with whom a fund trades have been asked to participate in brokerage commission recapture.

Affiliated Transactions

FMRC or its affiliates may place trades with certain brokers, including National Financial Services LLC (NFS) and Luminex Trading & Analytics LLC (Luminex), with whom they are under common control or affiliated, provided FMRC or its affiliates determine that these affiliates' trade-execution abilities and costs are comparable to those of non-affiliated, qualified brokerage firms, and that such transactions be executed in accordance with applicable rules under the 1940 Act and procedures adopted by the Board of Trustees of the funds and subject to other applicable law. In addition, FMRC or its affiliates may place trades with brokers that use NFS or Fidelity Clearing Canada ULC (FCC) as a clearing agent.

The Trustees of each fund have approved procedures whereby a fund may purchase securities that are offered in underwritings in which an affiliate of the adviser or certain other affiliates participate. In addition, for underwritings where such an affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the funds could purchase in the underwritings.

Non-U.S. Securities Transactions

To facilitate trade settlement and related activities in non-United States securities transactions, FMRC or its affiliates may effect spot foreign currency transactions with foreign currency dealers. In certain circumstances, due to local law and regulation, logistical or operational challenges, or the process for settling securities transactions in certain markets (e.g., short settlement periods), spot currency transactions may be effected on behalf of funds by parties other than FMRC or its affiliates, including funds' custodian banks (working through sub-custodians or agents in the relevant non-U.S. jurisdiction) or broker-dealers that executed the related securities transaction.

Trade Allocation

Although the Trustees and officers of each fund are substantially the same as those of certain other Fidelity® funds, investment decisions for each fund are made independently from those of other Fidelity® funds or investment accounts (including proprietary accounts). The same security is often held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, or an affiliate thereof, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds or investment accounts are simultaneously engaged in the purchase or sale of the same security or instrument, the prices and amounts are allocated in accordance with procedures believed by FMRC to be appropriate and equitable to each fund or investment account. In some cases this could have a detrimental effect on the price or value of the security or instrument as far as a fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds.

Commissions Paid

A fund may pay compensation including both commissions and spreads in connection with the placement of portfolio transactions. The amount of brokerage commissions paid by a fund may change from year to year because of, among other things, changing asset levels, shareholder activity, and/or portfolio turnover.

The following table shows each fund's portfolio turnover rate for the fiscal periods ended March 31, 2016 and 2015. Variations in turnover rate may be due to a fluctuating volume of shareholder purchase and redemption orders, market conditions, and/or changes in FMRC's investment outlook.

Turnover Rates	2016	2015
Fidelity Freedom K® Income Fund	23%	32%
Fidelity Freedom K® 2005 Fund	27%	34%
Fidelity Freedom K® 2010 Fund	19%	20%
Fidelity Freedom K® 2015 Fund	18%	22%
Fidelity Freedom K® 2020 Fund	21%	21%
Fidelity Freedom K® 2025 Fund	19%	20%
Fidelity Freedom K® 2030 Fund	19%	19%
Fidelity Freedom K® 2035 Fund	17%	19%
Fidelity Freedom K® 2040 Fund	17%	19%
Fidelity Freedom K® 2045 Fund	16%	18%
Fidelity Freedom K® 2050 Fund	15%	17%
Fidelity Freedom K® 2055 Fund	13%	16%
Fidelity Freedom K® 2060 Fund	18%	15% (1,) , (2)

(1)  Annualized.

(2)  Fund commenced operations on August 5, 2014.

For the fiscal years ended March 31, 2016, 2015, and 2014, each fund paid no brokerage commissions.

During the fiscal year ended March 31, 2016, each fund paid no brokerage commissions to firms for providing research or brokerage services.

During the twelve-month period ended December 31, 2015, each fund did not allocate brokerage commissions to firms for providing research or brokerage services.

VALUATION

NAV is the value of a single share. NAV is computed by adding the value of a fund's investments, cash, and other assets, subtracting its liabilities, and dividing the result by the number of shares outstanding.

Shares of underlying Fidelity® funds held by a fund are valued at their respective NAVs.

Generally, other portfolio securities and assets held by a fund, as well as portfolio securities and assets held by an underlying Fidelity® non-money market fund, are valued as follows:

Most equity securities are valued at the official closing price or the last reported sale price or, if no sale has occurred, at the last quoted bid price on the primary market or exchange on which they are traded.

Debt securities and other assets for which market quotations are readily available may be valued at market values in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available may be valued at amortized cost, which approximates current value.

Futures contracts are valued at the settlement or closing price. Options are valued at their market quotations, if available. Swaps are valued daily using quotations received from independent pricing services or recognized dealers.

Prices described above are obtained from pricing services that have been approved by the Board of Trustees. A number of pricing services are available and the funds may use more than one of these services. The funds may also discontinue the use of any pricing service at any time. FMR engages in oversight activities with respect to the fund's pricing services, which includes, among other things, testing the prices provided by pricing services prior to calculation of a fund's NAV, conducting periodic due diligence meetings, and periodically reviewing the methodologies and inputs used by these services.

Foreign securities and instruments are valued in their local currency following the methodologies described above. Foreign securities, instruments and currencies are translated to U.S. dollars, based on foreign currency exchange rate quotations supplied by a pricing service as of the close of the New York Stock Exchange (NYSE), which uses a proprietary model to determine the exchange rate. Forward foreign currency exchange contracts are valued at an interpolated rate based on days to maturity between the closest preceding and subsequent settlement period reported by the third party pricing service.

The Board of Trustees of the underlying Fidelity® funds has ultimate responsibility for pricing portfolio securities and assets held by those funds, but has delegated day-to-day valuation responsibilities to FMR. FMR has established the FMR Fair Value Committee (the Committee) to fulfill these responsibilities.

Other portfolio securities and assets for which market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the opinion of the Committee, are deemed unreliable will be fair valued in good faith by the Committee in accordance with applicable fair value pricing policies. For example, if, in the opinion of the Committee, a security's value has been materially affected by events occurring before a fund's pricing time but after the close of the exchange or market on which the security is principally traded, that security will be fair valued in good faith by the Committee in accordance with applicable fair value pricing policies. In fair valuing a security, the Committee may consider factors including price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers, and off-exchange institutional trading.

Portfolio securities and assets held by an underlying Fidelity® money market fund are valued on the basis of amortized cost. This technique involves initially valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument may be higher or lower than the price a money market fund would receive if it sold the instrument.

At such intervals as they deem appropriate, the Trustees of an underlying Fidelity® money market fund consider the extent to which NAV calculated using market valuations would deviate from the $1.00 per share calculated using amortized cost valuation. If the Trustees believe that a deviation from a money market fund's amortized cost per share may result in material dilution or other unfair results to shareholders, the Trustees have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Trustees may deem appropriate.

FMR reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the fund’s investments and ratifies the fair value determinations of the Committee.

BUYING, SELLING, AND EXCHANGING INFORMATION

A fund may make redemption payments in whole or in part in readily marketable securities or other property pursuant to procedures approved by the Trustees if FMRC determines it is in the best interests of the fund. Such securities or other property will be valued for this purpose as they are valued in computing each fund's NAV. Shareholders that receive securities or other property will realize, upon receipt, a gain or loss for tax purposes, and will incur additional costs and be exposed to market risk prior to and upon the sale of such securities or other property.

Each fund, in its discretion, may determine to issue its shares in kind in exchange for securities held by the purchaser having a value, determined in accordance with the fund's policies for valuation of portfolio securities, equal to the purchase price of the fund shares issued. A fund will accept for in-kind purchases only securities or other instruments that are appropriate under its investment objective and policies. In addition, a fund generally will not accept securities of any issuer unless they are liquid, have a readily ascertainable market value, and are not subject to restrictions on resale. All dividends, distributions, and subscription or other rights associated with the securities become the property of the fund, along with the securities. Shares purchased in exchange for securities in kind generally cannot be redeemed for fifteen days following the exchange to allow time for the transfer to settle.

DESCRIPTION OF UNDERLYING FIDELITY® FUNDS

The following is a brief description of the principal investment policies of each of the underlying Fidelity® funds as of March 31, 2016. More detail regarding each underlying Fidelity® fund can be found in each underlying Fidelity® fund's prospectus.

Domestic Equity Funds	Objective and Principal Investment Strategies
Fidelity® Series 100 Index Fund	Seeks to provide investment results that correspond to the total return of stocks of large capitalization United States companies by normally investing at least 80% of its assets in common stocks included in the S&P 100® Index.
Fidelity® Series 1000 Value Index Fund	Seeks to provide investment results that correspond to the total return of stocks of large capitalization United States companies by normally investing at least 80% of its assets in common stocks included in the Russell 1000® Value Index, which is a market capitalization-weighted index of companies with large market capitalization.
Fidelity® Series All-Sector Equity Fund	Seeks capital appreciation by normally investing its assets primarily in common stocks and at least 80% of its assets in equity securities.
Fidelity® Series Blue Chip Growth Fund	Seeks growth of capital over the long term by normally investing primarily in common stocks of well-known and established companies and at least 80% of its assets in blue chip companies (companies whose stock is included in the S&P 500® Index or the Dow Jones Industrial Average℠ (DJIA℠) and companies with market capitalizations of at least $1 billion if not included in either index).
Fidelity® Series Equity-Income Fund	Seeks reasonable income and will also consider potential for capital appreciation by normally investing at least 80% of its assets in equity securities, primarily in income-producing equity securities, which tends to lead to investments in large cap “value” stocks.
Fidelity® Series Growth & Income Fund	Seeks high total return through a combination of current income and capital appreciation by normally investing a majority of its assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. Potentially investing in bonds, including lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.
Fidelity® Series Growth Company Fund	Seeks capital appreciation by normally investing primarily in common stocks the fund's investment adviser believes have above-average growth potential.
Fidelity® Series Intrinsic Opportunities Fund	Seeks capital appreciation by normally investing primarily in common stocks of companies the fund's investment adviser believes are undervalued in the marketplace in relation to factors such as assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry.
Fidelity® Series Opportunistic Insights Fund	Seeks capital appreciation by normally investing primarily in common stocks. The fund invests in securities of companies whose value the fund's investment adviser believes is not fully recognized by the public.
Fidelity® Series Real Estate Equity Fund	Seeks above-average income and long-term capital growth, consistent with reasonable risk, and to provide a yield that exceeds the composite yield of the S&P 500® Index by normally investing at least 80% of its assets in equity securities of companies principally engaged in the real estate industry and other real estate related investments.
Fidelity® Series Small Cap Discovery Fund	Seeks long-term growth of capital by normally investing at least 80% of its assets in securities of companies with small market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 2000® Index or the S&P SmallCap 600® Index).
Fidelity® Series Small Cap Opportunities Fund	Seeks capital appreciation by normally investing at least 80% of its assets in securities of companies with small market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 2000® Index or the S&P SmallCap 600® Index).
Fidelity® Series Stock Selector Large Cap Value Fund	Seeks long-term growth of capital by normally investing at least 80% of its assets in stocks of companies with large market capitalizations (which for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 1000® Index or the S&P 500® Index). The fund invests in securities the fund's investment adviser believes are undervalued in the marketplace in relation to factors such as the company's assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry.
Commodity Fund	Objective and Principal Investment Strategies
Fidelity® Series Commodity Strategy Fund	Seeks to provide investment returns that correspond to the performance of the commodities market by normally investing in commodity-linked derivative instruments, short-term investment-grade debt securities, cash, and cash equivalents. Investing up to 25% of assets in a wholly-owned subsidiary that invests in commodity-linked total return swaps based on the value of commodities or commodities indexes and in other commodity-linked derivative instruments.
Developed International Equity Funds	Objective and Principal Investment Strategies
Fidelity® Series International Growth Fund	Seeks capital appreciation by normally investing primarily in non-U.S. securities, including securities of issuers located in emerging markets. The fund normally invests in securities the fund's investment adviser believes have above-average growth potential.
Fidelity® Series International Small Cap Fund	Seeks capital appreciation by normally investing primarily in non-U.S. securities, including securities of issuers located in emerging markets, and normally at least 80% of its assets in securities of companies with small market capitalizations (which, for purposes of this fund, are those companies with market capitalizations of $5 billion or less).
Fidelity® Series International Value Fund	Seeks capital appreciation by normally investing primarily in non-U.S. securities, including securities of issuers located in emerging markets. The fund invests in securities of companies the fund's investment adviser believes are undervalued in the marketplace in relation to factors such as the company's assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry.
Emerging Markets Equity Fund	Objective and Principal Investment Strategies
Fidelity® Series Emerging Markets Fund	Seeks capital appreciation by normally investing at least 80% of its assets in securities of issuers in emerging markets (countries that have an emerging stock market as defined by MSCI, countries or markets with low-to middle-income as classified by the World Bank, and other countries or markets with similar emerging characteristics) and other investments that are tied economically to emerging markets.
Investment-Grade Bond Fund	Objective and Principal Investment Strategies
Fidelity® Series Investment Grade Bond Fund	Seeks a high level of current income by normally investing at least 80% of its assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities. The fund is managed to have a similar overall interest rate risk to the Barclays® U.S. Aggregate Bond Index.
Inflation-Protected Bond Fund	Objective and Principal Investment Strategies
Fidelity® Series Inflation-Protected Bond Index Fund	Seeks to provide investment results that correspond to the total return of the inflation-protected sector of the United States Treasury market by normally investing at least 80% of its assets in inflation-protected debt securities included in the Barclays® U.S. 1-10 Year Treasury Inflation-Protected Securities (TIPS) Index (Series-L).
High Yield Bond Funds	Objective and Principal Investment Strategies
Fidelity® Series Emerging Markets Debt Fund	Seeks high total return by normally investing at least 80% of its assets in debt securities of issuers in emerging markets (countries that have an emerging stock market as defined by MSCI, countries or markets with low-to middle-income economies as classified by the World Bank, and other countries or markets with similar emerging charateristics) and other debt investments that are tied economically to emerging markets.
Fidelity® Series Floating Rate High Income Fund	Seeks a high level of current income by normally investing at least 80% of its assets in floating rate loans, which are often lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), and other floating rate securities. The fund invests in companies in troubled or uncertain financial condition and in money market and investment-grade debt securities, and repurchase agreements.
Fidelity® Series High Income Fund	Seeks a high level of current income while also considering growth of capital by normally investing primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and potentially in non-income producing securities, including defaulted securities and common stocks. The fund invests in companies in troubled or uncertain financial condition.
Fidelity® Series Real Estate Income Fund	Seeks higher than average income and, as a secondary objective, capital growth by normally investing at least 80% of its assets in securities of companies principally engaged in the real estate industry and other real estate related investments. The fund invests primarily in preferred and common stocks of REITs; debt securities of real estate entities; and commercial and other mortgage-backed securities, with an emphasis on lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds).
Short-Term Funds	Objective and Principal Investment Strategies
Money Market Portfolio	The fund seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund. Investing in U.S. dollar-denominated money market securities of domestic and foreign issuers, U.S. Government securities, and repurchase agreements. Potentially entering into reverse repurchase agreements. Investing more than 25% of total assets in the financial services industries. Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.
Fidelity® Series Government Money Market Fund
(On or about May 31, 2016, Fidelity® Series Government Money Market Fund is expected to replace Money Market Portfolio as an underlying fund for each Fidelity Freedom K® Fund.)	The fund seeks as high a level of current income as is consistent with preservation of capital and liquidity. Normally investing at least 99.5% of total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash or government securities). Investing in U.S. Government securities issued by entities that are chartered or sponsored by Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury.
Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments. In addition, the fund normally invests at least 80% of its assets in U.S. Government securities and repurchase agreements for those securities.
Fidelity® Series Short-Term Credit Fund	Seeks to obtain a high level of current income consistent with the preservation of capital by normally investing at least 80% of its assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities. Managing the fund to have similar overall interest rate risk to the Barclays® U.S. 1-3 Year Credit Bond Index.

DISTRIBUTIONS AND TAXES

Dividends. Distributions by a fund to tax-advantaged retirement plan accounts are not taxable currently.

Foreign Taxation. Foreign governments may impose withholding taxes on dividends and interest earned by a fund with respect to foreign securities held directly by a fund. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities held directly by a fund.

Tax Status of the Funds. Each Fidelity Freedom K® Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, each Fidelity Freedom K® Fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis (if the fiscal year is other than the calendar year), and intends to comply with other tax rules applicable to regulated investment companies.

Other Tax Information. The information above is only a summary of some of the tax consequences generally affecting each fund and its tax-advantaged retirement plan shareholders, and no attempt has been made to discuss individual tax consequences. Shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a Fidelity Freedom K® Fund is suitable to their particular tax situation.

TRUSTEES AND OFFICERS

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds. FMRC has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMRC, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Each of the Trustees oversees 240 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Trustees.  The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function.  Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer or Geoffrey A. von Kuhn may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Geoffrey A. von Kuhn (1951)

Year of Election or Appointment: 2015

Member of the Advisory Board

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (U.K.) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (U.K.) Limited (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity funds (2013-2016).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity funds (2013-2016).

Linda J. Wondrack (1964)

Year of Election or Appointment: 2016

Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (investment adviser firm, 2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc. (investment adviser firm), Fidelity Investments Money Management, Inc. (investment adviser firm), Fidelity Management & Research (U.K.) Inc. (investment adviser firm), Fidelity Management & Research (Hong Kong) (investment adviser firm), Fidelity Management & Research Company (investment adviser firm), FIAM LLC (investment adviser firm), and Strategic Advisers, Inc. (investment adviser firm), Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Chief Compliance Officer of certain Fidelity® funds (2014-2016) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2012-2016); Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Derek L. Young (1964)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as an officer of other funds. He is a Director of Strategic Advisers, Inc. (investment adviser firm, 2011-present) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2016-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of FIAM LLC (investment adviser firm, 2011-present). Previously, Mr. Young served as Trustee of certain funds (2012-2015), President of Strategic Advisers, Inc. (2011-2015), Chief Investment Officer of GAA (2009-2011), and as a portfolio manager.

Standing Committees of the Trustees. The Board of Trustees has established various committees to support the Independent Trustees in acting independently in pursuing the best interests of the funds and their shareholders. Currently, the Board of Trustees has four standing committees. The members of each committee are Independent Trustees.

The Operations Committee is composed of all of the Independent Trustees, with Ms. Knowles currently serving as Chair. The committee normally meets at least six times a year, or more frequently as called by the Chair, and serves as a forum for consideration of issues of importance to, or calling for particular determinations by, the Independent Trustees. The committee considers matters involving potential conflicts of interest between the funds and FMR and its affiliates and reviews proposed contracts and the proposed continuation of contracts between the funds and FMR and its affiliates, and annually reviews and makes recommendations regarding contracts with third parties unaffiliated with FMR, including insurance coverage and custody agreements. The committee has oversight of compliance issues not specifically within the scope of any other committee. These matters include, but are not limited to, significant non-conformance with contract requirements and other significant regulatory matters and recommending to the Board of Trustees the designation of a person to serve as the funds' CCO. The committee (i) serves as the primary point of contact for the CCO with regard to Board-related functions; (ii) oversees the annual performance review of the CCO; (iii) makes recommendations concerning the CCO's compensation; and (iv) makes recommendations as needed in respect of the removal of the CCO. The committee is also responsible for definitive action on all compliance matters involving the potential for significant reimbursement by FMR. During the fiscal year ended March 31, 2016, the committee held 12 meetings.

The Audit Committee is composed of all of the Independent Trustees, with Ms. Acton currently serving as Chair. At least one committee member will be an "audit committee financial expert" as defined by the SEC. The committee normally meets four times a year, or more frequently as called by the Chair or a majority of committee members. The committee meets separately, at least annually, with the funds' Treasurer, with the funds' Chief Financial Officer, with personnel responsible for the internal audit function of FMR LLC, with the funds' outside auditors, and with the funds' Chief Compliance Officer. The committee has direct responsibility for the appointment, compensation, and oversight of the work of the outside auditors employed by the funds. The committee assists the Trustees in overseeing and monitoring: (i) the systems of internal accounting and financial controls of the funds and the funds' service providers (to the extent such controls impact the funds' financial statements); (ii) the funds' auditors and the annual audits of the funds' financial statements; (iii) the financial reporting processes of the funds; (iv) whistleblower reports; and (v) the accounting policies and disclosures of the funds. The committee considers and acts upon (i) the provision by any outside auditor of any non-audit services for any fund, and (ii) the provision by any outside auditor of certain non-audit services to fund service providers and their affiliates to the extent that such approval (in the case of this clause (ii)) is required under applicable regulations of the SEC. It is responsible for approving all audit engagement fees and terms for the funds and for resolving disagreements between a fund and any outside auditor regarding any fund's financial reporting. Auditors of the funds report directly to the committee. The committee will obtain assurance of independence and objectivity from the outside auditors, including a formal written statement delineating all relationships between the auditor and the funds and any service providers consistent with the rules of the Public Company Accounting Oversight Board. The committee will receive reports of compliance with provisions of the auditor independence regulations relating to the hiring of employees or former employees of the outside auditors. It oversees and receives reports on the funds' service providers' internal controls and reviews the adequacy and effectiveness of the service providers' accounting and financial controls, including: (i) any significant deficiencies or material weaknesses in the design or operation of internal controls over financial reporting that are reasonably likely to adversely affect the funds' ability to record, process, summarize, and report financial data; (ii) any change in the fund's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the fund's internal control over financial reporting; and (iii) any fraud, whether material or not, that involves management or other employees who have a significant role in the funds' or service providers internal controls over financial reporting. The committee will also review any correspondence with regulators or governmental agencies or published reports that raise material issues regarding the funds' financial statements or accounting policies. These matters may also be reviewed by the Operations Committee. The committee reviews at least annually a report from each outside auditor describing any material issues raised by the most recent internal quality control, peer review, or Public Company Accounting Oversight Board examination of the auditing firm and any material issues raised by any inquiry or investigation by governmental or professional authorities of the auditing firm and in each case any steps taken to deal with such issues. The committee will oversee and receive reports on the funds' financial reporting process from the funds' Treasurer and outside auditors and will oversee the resolution of any disagreements concerning financial reporting among applicable parties. The committee will discuss with FMR, the funds' Treasurer, outside auditors and, if appropriate, internal audit personnel of FMR LLC their qualitative judgments about the appropriateness and acceptability of accounting principles and financial disclosure practices used or proposed for adoption by the funds. The committee will review with FMR, the funds' outside auditor, internal audit personnel of FMR LLC and legal counsel, as appropriate, matters related to the audits of the funds' financial statements. The committee will discuss regularly and oversee the review of the internal controls of the funds and their service providers with respect to accounting, financial matters and risk management programs related to the funds. The committee will review periodically the funds' major internal controls exposures and the steps that have been taken to monitor and control such exposures. During the fiscal year ended March 31, 2016, the committee held six meetings.

The Fair Valuation Committee is composed of all of the Independent Trustees, with Mr. Johnson currently serving as Chair. The Committee normally meets quarterly, or more frequently as called by the Chair. The Fair Valuation Committee reviews and approves annually Fair Value Committee Policies recommended by the FMR Fair Value Committee and oversees particular valuations or fair valuation methodologies employed by the FMR Fair Value Committee as circumstances may require. The Committee also reviews actions taken by the FMR Fair Value Committee. The Committee does not oversee the day-to-day operational aspects of the valuation and calculation of the net asset value of the funds, which have been delegated to the FMR Fair Value Committee and Fidelity Service Company, Inc. (FSC). During the fiscal year ended March 31, 2016, the committee held five meetings.

The Governance and Nominating Committee is composed of Ms. Knowles (Chair) and Messrs. Johnson (Vice Chair) and Kenneally. The committee meets as called by the Chair. With respect to fund governance and board administration matters, the committee periodically reviews procedures of the Board of Trustees and its committees (including committee charters) and periodically reviews compensation of Independent Trustees. The committee monitors corporate governance matters and makes recommendations to the Board of Trustees on the frequency and structure of the Board of Trustee meetings and on any other aspect of Board procedures. It acts as the administrative committee under the retirement plan for Independent Trustees who retired prior to December 30, 1996 and under the fee deferral plan for Independent Trustees. It reviews the performance of legal counsel employed by the funds and the Independent Trustees. On behalf of the Independent Trustees, the committee will make such findings and determinations as to the independence of counsel for the Independent Trustees as may be necessary or appropriate under applicable regulations or otherwise. The committee is also responsible for Board administrative matters applicable to Independent Trustees, such as expense reimbursement policies and compensation for attendance at meetings, conferences and other events. The committee monitors compliance with, acts as the administrator of, and makes determinations in respect of, the provisions of the code of ethics and any supplemental policies regarding personal securities transactions applicable to the Independent Trustees. The committee monitors the functioning of each Board committee and makes recommendations for any changes, including the creation or elimination of standing or ad hoc Board committees. The committee monitors regulatory and other developments to determine whether to recommend modifications to the committee's responsibilities or other Trustee policies and procedures in light of rule changes, reports concerning "best practices" in corporate governance and other developments in mutual fund governance. The committee meets with Independent Trustees at least once a year to discuss matters relating to fund governance. The committee recommends that the Board establish such special or ad hoc Board committees as may be desirable or necessary from time to time in order to address ethical, legal, or other matters that may arise. The committee also oversees the annual self-evaluation of the Board of Trustees and establishes procedures to allow it to exercise this oversight function. In conducting this oversight, the committee shall address all matters that it considers relevant to the performance of the Board of Trustees and shall report the results of its evaluation to the Board of Trustees, including any recommended amendments to the principles of governance, and any recommended changes to the funds' or the Board of Trustees' policies, procedures, and structures. The committee reviews periodically the size and composition of the Board of Trustees as a whole and recommends, if necessary, measures to be taken so that the Board of Trustees reflects the appropriate balance of knowledge, experience, skills, expertise, and diversity required for the Board as a whole and contains at least the minimum number of Independent Trustees required by law. The committee makes nominations for the election or appointment of Independent Trustees and non-management Members of any Advisory Board, and for membership on committees. The committee has the authority to retain and terminate any third-party advisers, including authority to approve fees and other retention terms. Such advisers may include search firms to identify Independent Trustee candidates and board compensation consultants. The committee may conduct or authorize investigations into or studies of matters within the committee's scope of responsibilities, and may retain, at the funds' expense, such independent counsel or other advisers as it deems necessary. The committee will consider nominees to the Board of Trustees recommended by shareholders based upon the criteria applied to candidates presented to the committee by a search firm or other source. Recommendations, along with appropriate background material concerning the candidate that demonstrates his or her ability to serve as an Independent Trustee of the funds, should be submitted to the Chair of the committee at the address maintained for communications with Independent Trustees. If the committee retains a search firm, the Chair will generally forward all such submissions to the search firm for evaluation. With respect to the criteria for selecting Independent Trustees, it is expected that all candidates will possess the following minimum qualifications: (i) unquestioned personal integrity; (ii) not an interested person of the funds within the meaning of the 1940 Act; (iii) does not have a material relationship (e.g., commercial, banking, consulting, legal, or accounting) with the adviser, any sub-adviser or their affiliates that could create an appearance of lack of independence in respect of the funds; (iv) has the disposition to act independently in respect of FMR and its affiliates and others in order to protect the interests of the funds and all shareholders; (v) ability to attend regularly scheduled Board meetings during the year; (vi) demonstrates sound business judgment gained through broad experience in significant positions where the candidate has dealt with management, technical, financial, or regulatory issues; (vii) sufficient financial or accounting knowledge to add value in the complex financial environment of the funds; (viii) experience on corporate or other institutional oversight bodies having similar responsibilities, but which board memberships or other relationships could not result in business or regulatory conflicts with the funds; and (ix) capacity for the hard work and attention to detail that is required to be an effective Independent Trustee in light of the funds' complex regulatory, operational, and marketing setting. The Governance and Nominating Committee may determine that a candidate who does not have the type of previous experience or knowledge referred to above should nevertheless be considered as a nominee if the Governance and Nominating Committee finds that the candidate has additional qualifications such that his or her qualifications, taken as a whole, demonstrate the same level of fitness to serve as an Independent Trustee. During the fiscal year ended March 31, 2016, the committee held nine meetings.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2015.

Interested Trustees
DOLLAR RANGE OF FUND SHARES	Abigail P.Johnson
Fidelity Freedom K® Income Fund	none
Fidelity Freedom K® 2005 Fund	none
Fidelity Freedom K® 2010 Fund	none
Fidelity Freedom K® 2015 Fund	none
Fidelity Freedom K® 2020 Fund	none
Fidelity Freedom K® 2025 Fund	none
Fidelity Freedom K® 2030 Fund	none
Fidelity Freedom K® 2035 Fund	none
Fidelity Freedom K® 2040 Fund	none
Fidelity Freedom K® 2045 Fund	none
Fidelity Freedom K® 2050 Fund	none
Fidelity Freedom K® 2055 Fund	none
Fidelity Freedom K® 2060 Fund	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000

Independent Trustees
DOLLAR RANGE OF FUND SHARES	Elizabeth S.Acton	JohnEngler	Robert F.Gartland	Arthur E.Johnson
Fidelity Freedom K® Income Fund	none	none	none	none
Fidelity Freedom K® 2005 Fund	none	none	none	none
Fidelity Freedom K® 2010 Fund	none	none	none	none
Fidelity Freedom K® 2015 Fund	none	none	none	none
Fidelity Freedom K® 2020 Fund	none	none	none	none
Fidelity Freedom K® 2025 Fund	none	none	none	none
Fidelity Freedom K® 2030 Fund	none	none	none	none
Fidelity Freedom K® 2035 Fund	none	none	none	none
Fidelity Freedom K® 2040 Fund	none	none	none	none
Fidelity Freedom K® 2045 Fund	none	none	none	none
Fidelity Freedom K® 2050 Fund	none	none	none	none
Fidelity Freedom K® 2055 Fund	none	none	none	none
Fidelity Freedom K® 2060 Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Albert R. Gamper,Jr.	Michael E.Kenneally	James H.Keyes	Marie L.Knowles
Fidelity Freedom K® Income Fund	none	none	none	none
Fidelity Freedom K® 2005 Fund	none	none	none	none
Fidelity Freedom K® 2010 Fund	none	none	none	none
Fidelity Freedom K® 2015 Fund	none	none	none	none
Fidelity Freedom K® 2020 Fund	none	none	none	none
Fidelity Freedom K® 2025 Fund	none	none	none	none
Fidelity Freedom K® 2030 Fund	none	none	none	none
Fidelity Freedom K® 2035 Fund	none	none	none	none
Fidelity Freedom K® 2040 Fund	none	none	none	none
Fidelity Freedom K® 2045 Fund	none	none	none	none
Fidelity Freedom K® 2050 Fund	none	none	none	none
Fidelity Freedom K® 2055 Fund	none	none	none	none
Fidelity Freedom K® 2060 Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board (if any) for his or her services for the fiscal year ended March 31, 2016, or calendar year ended December 31, 2015, as applicable.

Compensation Table (1)
AGGREGATE COMPENSATION FROM A FUND	Elizabeth S.Acton	JohnEngler	Robert F.Gartland	Arthur E.Johnson
Fidelity Freedom K® Income Fund	$869	$826	$831	$894
Fidelity Freedom K® 2005 Fund	$211	$200	$201	$217
Fidelity Freedom K® 2010 Fund	$1,567	$1,490	$1,499	$1,611
Fidelity Freedom K® 2015 Fund	$2,906	$2,763	$2,780	$2,989
Fidelity Freedom K® 2020 Fund	$7,919	$7,526	$7,571	$8,151
Fidelity Freedom K® 2025 Fund	$6,043	$5,740	$5,774	$6,222
Fidelity Freedom K® 2030 Fund	$7,343	$6,977	$7,019	$7,559
Fidelity Freedom K® 2035 Fund	$4,719	$4,483	$4,510	$4,858
Fidelity Freedom K® 2040 Fund	$5,050	$4,798	$4,827	$5,199
Fidelity Freedom K® 2045 Fund	$2,849	$2,705	$2,721	$2,934
Fidelity Freedom K® 2050 Fund	$2,352	$2,233	$2,247	$2,423
Fidelity Freedom K® 2055 Fund	$529	$501	$504	$545
Fidelity Freedom K® 2060 Fund	$17	$16	$16	$18
TOTAL COMPENSATION FROM THE FUND COMPLEX (2)	$421,167	$406,167	$408,667	$429,500
AGGREGATE COMPENSATION FROM A FUND	Albert R. Gamper,Jr.	Michael E.Kenneally	James H.Keyes	Marie L.Knowles
Fidelity Freedom K® Income Fund	$903	$831	$886	$1,040
Fidelity Freedom K® 2005 Fund	$218	$201	$215	$252
Fidelity Freedom K® 2010 Fund	$1,632	$1,499	$1,598	$1,872
Fidelity Freedom K® 2015 Fund	$3,023	$2,780	$2,963	$3,473
Fidelity Freedom K® 2020 Fund	$8,210	$7,571	$8,067	$9,490
Fidelity Freedom K® 2025 Fund	$6,251	$5,774	$6,152	$7,250
Fidelity Freedom K® 2030 Fund	$7,608	$7,019	$7,480	$8,800
Fidelity Freedom K® 2035 Fund	$4,885	$4,510	$4,805	$5,655
Fidelity Freedom K® 2040 Fund	$5,230	$4,827	$5,143	$6,053
Fidelity Freedom K® 2045 Fund	$2,943	$2,721	$2,900	$3,419
Fidelity Freedom K® 2050 Fund	$2,428	$2,247	$2,394	$2,827
Fidelity Freedom K® 2055 Fund	$541	$504	$537	$640
Fidelity Freedom K® 2060 Fund	$17	$16	$17	$22
TOTAL COMPENSATION FROM THE FUND COMPLEX (2)	$467,000	$408,667	$436,167	$478,000

(1)  Abigail P. Johnson and Geoffrey A. von Kuhn are interested persons and are compensated by Fidelity.

(2)  Reflects compensation received for the calendar year ended December 31, 2015 for 234 funds of 32 trusts (including Fidelity Central Investment Portfolios II LLC). Compensation figures include cash and may include amounts elected to be deferred. Certain individuals elected voluntarily to defer a portion of their compensation as follows: John Engler, $139,343; Robert F. Gartland, $180,000; and Michael E. Kenneally, $120,000.

As of March 31, 2016, the Trustees, Members of the Advisory Board (if any), and officers of each fund owned, in the aggregate, less than 1% of each fund's total outstanding shares.

As of March 31, 2016, the following owned of record and/or beneficially 5% or more of the outstanding shares:

Class Name	Owner Name	City	State	Ownership %
Fidelity Freedom K® 2005 Fund	REFORMED CHURCH IN AMERICA	NEW YORK	NY	5.69%

CONTROL OF INVESTMENT ADVISER

FMR LLC, as successor by merger to FMR Corp., is the ultimate parent company of FMR and FMRC. The voting common shares of FMR LLC are divided into two series. Series B is held predominantly by members of the Abigail P. Johnson family, directly or through trusts, and is entitled to 49% of the vote on any matter acted upon by the voting common shares. Series A is held predominantly by non-Johnson family member employees of FMR LLC and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Series B shareholders have entered into a shareholders' voting agreement under which all Series B shares will be voted in accordance with the majority vote of Series B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting securities of that company. Therefore, through their ownership of voting common shares and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR LLC.

At present, the primary business activities of FMR LLC and its subsidiaries are: (i) the provision of investment advisory, management, shareholder, investment information and assistance and certain fiduciary services for individual and institutional investors; (ii) the provision of securities brokerage services; (iii) the management and development of real estate; and (iv) the investment in and operation of a number of emerging businesses.

FMR, FMRC, FDC, and the funds have adopted a code of ethics under Rule 17j-1 of the 1940 Act that sets forth employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing, and restricts certain transactions. Employees subject to the code of ethics, including Fidelity investment personnel, may invest in securities for their own investment accounts, including securities that may be purchased or held by the funds.

MANAGEMENT CONTRACTS

Each Fidelity Freedom K® Fund has entered into a management contract with FMRC, pursuant to which FMRC furnishes investment advisory and other services.

Management Services. Under the terms of its management contract with each fund, FMRC acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the fund in accordance with its investment objective, policies and limitations. FMRC is authorized, in its discretion, to allocate each fund's assets among the underlying Fidelity® funds in which the fund may invest. FMRC also provides each fund with all necessary office facilities and personnel for servicing each fund's investments and compensates all personnel of each fund or FMRC performing services relating to research, statistical and investment activities.

FMRC in turn has entered into administration agreements with FMR on behalf of each Fidelity Freedom K® Fund. Under the terms of each administration agreement, FMR or its affiliates provide the management and administrative services (other than investment advisory services) necessary for the operation of each Fidelity Freedom K® Fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state laws; developing management and shareholder services for each fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Management-Related Expenses. Under the terms of each Fidelity Freedom K Fund's management contract, FMRC, either itself or through an affiliate, is responsible for payment of all operating expenses of each Fidelity Freedom K® Fund with certain exceptions. Under the terms of each administration agreement, FMR pays certain management and administrative expenses (other than investment advisory expenses) for which FMRC is responsible. FMR compensates all officers of each Fidelity Freedom K® Fund and all Trustees who are interested persons of the trust, FMRC, or FMR. FMR also pays all fees associated with pricing and bookkeeping services and the cost of administration of each Fidelity Freedom K® Fund's securities lending program.

Each Fidelity Freedom K® Fund pays the following expenses: fees and expenses of the Independent Trustees, interest on borrowings, taxes, brokerage commissions and other costs in connection with the purchase or sale of securities and other investment instruments (if any), transfer agent fees and other expenses, shareholder charges (if any) associated with investing in the underlying Fidelity® funds, and such non-recurring expenses as may arise, including costs of any litigation to which a fund may be a party, and any obligation it may have to indemnify the officers and Trustees with respect to litigation.

Management Fees.

Each Fidelity Freedom K® Fund does not pay a management fee to FMRC.

FMR receives no fee for the services provided under each administration agreement and pays all other expenses of each Fidelity Freedom K® Fund with limited exceptions.

Effective October 1, 2015, FMRC serves as the funds' manager. Strategic Advisers, Inc. served as the funds' manager prior to October 1, 2015.

FMR may, from time to time, voluntarily reimburse all or a portion of a Fidelity Freedom K® Fund's operating expenses. FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

Expense reimbursements will increase returns, and repayment of the reimbursement will decrease returns.

Andrew Dierdorf and Brett Sumsion are co-managers of each Fidelity Freedom K® Fund and receive compensation for their services. As of March 31, 2016, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of each portfolio manager’s bonus are based on (i) the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) measured against a benchmark index (which may be a customized benchmark index developed by FMR) assigned to each fund or account, (ii) how the portfolio manager allocates the assets of funds and accounts among their asset classes, which results in monthly impact scores, as described below, and (iii) the investment performance of other funds and accounts. The pre-tax investment performance of each portfolio manager’s fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager’s tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. Each portfolio manager also receives a monthly impact score for each month of his tenure as manager of a fund or account. The monthly impact scores are weighted according to each portfolio manager’s tenure on his fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. The bonus is based on the aggregate impact scores for applicable annual periods eventually encompassing periods of up to five years. A smaller, subjective component of each portfolio manager’s bonus is based on the portfolio manager’s overall contribution to management of FMR.

The portion of each portfolio manager’s bonus that is linked to the investment performance of each Fidelity Freedom K® Fund is based on the fund’s pre-tax investment performance relative to the performance of the fund's customized benchmark composite index, on which the fund's target asset allocation is based over time. The portion of each portfolio manager’s bonus that is based on impact scores is based on how he allocates the fund’s assets among each asset class. Each portfolio manager’s bonus is based on the percentage of the fund actually invested in each asset class. The percentage overweight or percentage underweight in each asset class relative to the neutral mix is multiplied by the performance of the index that represents that asset class over the measurement period, resulting in a positive or negative impact score. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR’s parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

A portfolio manager’s compensation plan may give rise to potential conflicts of interest. Although investors in a fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager’s compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund’s Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Dierdorf as of March 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	101	180	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$188,275	$37,885	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity Freedom K® Income Fund ($1,668 (in millions) assets managed), Fidelity Freedom K® 2005 Fund ($418 (in millions) assets managed), Fidelity Freedom K® 2010 Fund ($2,939 (in millions) assets managed), Fidelity Freedom K® 2015 Fund ($5,538 (in millions) assets managed), Fidelity Freedom K® 2020 Fund ($16,159 (in millions) assets managed), Fidelity Freedom K® 2025 Fund ($12,820 (in millions) assets managed), Fidelity Freedom K® 2030 Fund ($15,338 (in millions) assets managed), Fidelity Freedom K® 2035 Fund ($10,004 (in millions) assets managed), Fidelity Freedom K® 2040 Fund ($10,694 (in millions) assets managed), Fidelity Freedom K® 2045 Fund ($6,267 (in millions) assets managed), Fidelity Freedom K® 2050 Fund ($5,292 (in millions) assets managed), Fidelity Freedom K® 2055 Fund ($1,399 (in millions) assets managed), and Fidelity Freedom K® 2060 Fund ($89 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund’s fiscal year-end.

As of March 31, 2016, the dollar range of shares of Fidelity Freedom K® Income Fund beneficially owned by Mr. Dierdorf was none, the dollar range of shares of Fidelity Freedom K® 2005 Fund beneficially owned by Mr. Dierdorf was none, the dollar range of shares of Fidelity Freedom K® 2010 Fund beneficially owned by Mr. Dierdorf was none, the dollar range of shares of Fidelity Freedom K® 2015 Fund beneficially owned by Mr. Dierdorf was none, the dollar range of shares of Fidelity Freedom K® 2020 Fund beneficially owned by Mr. Dierdorf was none, the dollar range of shares of Fidelity Freedom K® 2025 Fund beneficially owned by Mr. Dierdorf was none, the dollar range of shares of Fidelity Freedom K® 2030 Fund beneficially owned by Mr. Dierdorf was none, the dollar range of shares of Fidelity Freedom K® 2035 Fund beneficially owned by Mr. Dierdorf was $500,001 - $1,000,000, the dollar range of shares of Fidelity Freedom K® 2040 Fund beneficially owned by Mr. Dierdorf was none, the dollar range of shares of Fidelity Freedom K® 2045 Fund beneficially owned by Mr. Dierdorf was none, the dollar range of shares of Fidelity Freedom K® 2050 Fund beneficially owned by Mr. Dierdorf was none, the dollar range of shares of Fidelity Freedom K® 2055 Fund beneficially owned by Mr. Dierdorf was none, and the dollar range of shares of Fidelity Freedom K® 2060 Fund beneficially owned by Mr. Dierdorf was none.

The following table provides information relating to other accounts managed by Mr. Sumsion as of March 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	100	180	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$184,000	$37,885	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity Freedom K® Income Fund ($1,668 (in millions) assets managed), Fidelity Freedom K® 2005 Fund ($418 (in millions) assets managed), Fidelity Freedom K® 2010 Fund ($2,939 (in millions) assets managed), Fidelity Freedom K® 2015 Fund ($5,538 (in millions) assets managed), Fidelity Freedom K® 2020 Fund ($16,159 (in millions) assets managed), Fidelity Freedom K® 2025 Fund ($12,820 (in millions) assets managed), Fidelity Freedom K® 2030 Fund ($15,338 (in millions) assets managed), Fidelity Freedom K® 2035 Fund ($10,004 (in millions) assets managed), Fidelity Freedom K® 2040 Fund ($10,694 (in millions) assets managed), Fidelity Freedom K® 2045 Fund ($6,267 (in millions) assets managed), Fidelity Freedom K® 2050 Fund ($5,292 (in millions) assets managed), Fidelity Freedom K® 2055 Fund ($1,399 (in millions) assets managed), and Fidelity Freedom K® 2060 Fund ($89 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund’s fiscal year-end.

As of March 31, 2016, the dollar range of shares of Fidelity Freedom K® Income Fund beneficially owned by Mr. Sumsion was none, the dollar range of shares of Fidelity Freedom K® 2005 Fund beneficially owned by Mr. Sumsion was none, the dollar range of shares of Fidelity Freedom K® 2010 Fund beneficially owned by Mr. Sumsion was none, the dollar range of shares of Fidelity Freedom K® 2015 Fund beneficially owned by Mr. Sumsion was none, the dollar range of shares of Fidelity Freedom K® 2020 Fund beneficially owned by Mr. Sumsion was none, the dollar range of shares of Fidelity Freedom K® 2025 Fund beneficially owned by Mr. Sumsion was none, the dollar range of shares of Fidelity Freedom K® 2030 Fund beneficially owned by Mr. Sumsion was $100,001 - $500,000, the dollar range of shares of Fidelity Freedom K® 2035 Fund beneficially owned by Mr. Sumsion was none, the dollar range of shares of Fidelity Freedom K® 2040 Fund beneficially owned by Mr. Sumsion was none, the dollar range of shares of Fidelity Freedom K® 2045 Fund beneficially owned by Mr. Sumsion was none, the dollar range of shares of Fidelity Freedom K® 2050 Fund beneficially owned by Mr. Sumsion was none, the dollar range of shares of Fidelity Freedom K® 2055 Fund beneficially owned by Mr. Sumsion was none, and the dollar range of shares of Fidelity Freedom K® 2060 Fund beneficially owned by Mr. Sumsion was none.

PROXY VOTING GUIDELINES

The following Proxy Voting Guidelines were established by the Board of Trustees of the Fidelity® funds, after consultation with Fidelity. (The guidelines are reviewed periodically by Fidelity and by the Independent Trustees of the Fidelity® funds, and, accordingly, are subject to change.)

I.  General Principles

A.  Voting of shares will be conducted in a manner consistent with the best interests of Fidelity® Fund shareholders as follows: (i) securities of a portfolio company will generally be voted in a manner consistent with the Guidelines; and (ii) voting will be done without regard to any other Fidelity companies' relationship, business or otherwise, with that portfolio company. In evaluating proposals, FMR considers information from a number of sources, including management or shareholders of a company presenting a proposal and proxy voting advisory firms, and uses all this information as an input within the larger mix of information to which the Guidelines are applied.

B.  FMR Investment Proxy Research votes proxies. Like other Fidelity employees, Investment Proxy Research employees have a fiduciary duty to never place their own personal interest ahead of the interests of Fidelity® Fund shareholders, and are instructed to avoid actual and apparent conflicts of interest. In the event of a conflict of interest, Investment Proxy Research employees, like other Fidelity employees, will escalate to their managers or the Ethics Office, as appropriate, in accordance with Fidelity's corporate policy on conflicts of interest. A conflict of interest arises when there are factors that may prompt one to question whether a Fidelity employee is acting solely on the best interests of Fidelity and its customers. Employees are expected to avoid situations that could present even the appearance of a conflict between their interests and the interests of Fidelity and its customers.

C.  Except as set forth herein, FMR will generally vote in favor of routine management proposals.

D.  Non-routine proposals will generally be voted in accordance with the Guidelines.

E.  Non-routine proposals not covered by the Guidelines or involving other special circumstances will be evaluated on a case-by-case basis with input from the appropriate FMR analyst or portfolio manager, as applicable, subject to review by an attorney within FMR's General Counsel's office, FMR's Head of Fiduciary Oversight and Board Support, and a member of senior management within FMR Investment Proxy Research. A significant pattern of such proposals or other special circumstances will be referred to the appropriate Fidelity Fund Board Committee or its designee.

F.  FMR will vote on shareholder proposals not specifically addressed by the Guidelines based on an evaluation of a proposal's likelihood to enhance the long-term economic returns or profitability of the portfolio company or to maximize long-term shareholder value. Where information is not readily available to analyze the long-term economic impact of the proposal, FMR will generally abstain.

G.  Many Fidelity® Funds invest in voting securities issued by companies that are domiciled outside the United States and are not listed on a U.S. securities exchange. Corporate governance standards, legal or regulatory requirements and disclosure practices in foreign countries can differ from those in the United States. When voting proxies relating to non-U.S. securities, FMR will generally evaluate proposals in the context of the Guidelines and where applicable and feasible, take into consideration differing laws, regulations and practices in the relevant foreign market in determining how to vote shares.

H.  In certain non-U.S. jurisdictions, shareholders voting shares of a portfolio company may be restricted from trading the shares for a period of time around the shareholder meeting date. Because such trading restrictions can hinder portfolio management and could result in a loss of liquidity for a fund, FMR will generally not vote proxies in circumstances where such restrictions apply. In addition, certain non-U.S. jurisdictions require voting shareholders to disclose current share ownership on a fund-by-fund basis. When such disclosure requirements apply, FMR will generally not vote proxies in order to safeguard fund holdings information.

I.  Where a management-sponsored proposal is inconsistent with the Guidelines, FMR may receive a company's commitment to modify the proposal or its practice to conform to the Guidelines, and FMR will generally support management based on this commitment. If a company subsequently does not abide by its commitment, FMR will generally withhold authority for the election of directors at the next election.

II.  Definitions (as used in this document)

A.  Anti-Takeover Provision - includes fair price amendments; classified boards; "blank check" preferred stock; Golden Parachutes; supermajority provisions; Poison Pills; restricting the right to call special meetings; provisions restricting the right of shareholders to set board size; and any other provision that eliminates or limits shareholder rights.

B.  Golden Parachute - Employment contracts, agreements, or policies that include an excise tax gross-up provision; single trigger for cash incentives; or may result in a lump sum payment of cash and acceleration of equity that may total more than three times annual compensation (salary and bonus) in the event of a termination following a change in control.

C.  Greenmail - payment of a premium to repurchase shares from a shareholder seeking to take over a company through a proxy contest or other means.

D.  Sunset Provision - a condition in a charter or plan that specifies an expiration date.

E.  Poison Pill - a strategy employed by a potential take-over / target company to make its stock less attractive to an acquirer. Poison Pills are generally designed to dilute the acquirer's ownership and value in the event of a take-over.

F.  Large-Capitalization Company - a company included in the Russell 1000® Index or the Russell Global ex-U.S. Large Cap Index.

G.  Small-Capitalization Company - a company not included in the Russell 1000® Index or the Russell Global ex-U.S. Large Cap Index that is not a Micro-Capitalization Company.

H.  Micro-Capitalization Company - a company with a market capitalization under US $300 million.

I.  Evergreen Provision - a feature which provides for an automatic increase in the shares available for grant under an equity award plan on a regular basis.

III.  Directors

A.  Election of Directors

FMR will generally vote in favor of incumbent and nominee directors except where one or more such directors clearly appear to have failed to exercise reasonable judgment. FMR will also generally withhold authority for the election of all directors or directors on responsible committees if:

1.  An Anti-Takeover Provision was introduced, an Anti-Takeover Provision was extended, or a new Anti-Takeover Provision was adopted upon the expiration of an existing Anti-Takeover Provision, without shareholder approval except as set forth below.

With respect to Poison Pills, however, FMR will consider not withholding authority on the election of directors if all of the following conditions are met when a Poison Pill is introduced, extended, or adopted:

a.  The Poison Pill includes a Sunset Provision of less than five years;

b.  The Poison Pill includes a mechanism to allow shareholders to consider a bona fide takeover offer for all outstanding shares without triggering the Poison Pill;

c.  The Poison Pill is linked to a business strategy that will result in greater value for the shareholders; and

d.  Shareholder approval is required to reinstate the Poison Pill upon expiration.

FMR will also consider not withholding authority on the election of directors when:

e.  FMR determines that the Poison Pill was narrowly tailored to protect a specific tax benefit, and subject to an evaluation of its likelihood to enhance long-term economic returns or maximize long-term shareholder value; or

f.  One or more of the conditions a. through d. above are not met if a board is willing to strongly consider seeking shareholder ratification of, or adding above conditions noted a. and b. to an existing Poison Pill. In such a case, if the company does not take appropriate action prior to the next annual shareholder meeting, FMR will withhold authority on the election of directors.

2.  The company refuses, upon request by FMR, to amend the Poison Pill to allow Fidelity to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

3.  Within the last year and without shareholder approval, a company's board of directors or compensation committee has repriced outstanding options, exchanged outstanding options for equity, or tendered cash for outstanding options.

4.  Within the last year and without shareholder approval, a company's board of directors or compensation committee has adopted or extended a Golden Parachute.

5.  The company has not adequately addressed concerns communicated by FMR in the process of discussing executive compensation.

6.  To gain FMR's support on a proposal, the company made a commitment to modify a proposal or practice to conform to the Guidelines and the company has failed to act on that commitment.

7.  The director attended fewer than 75% of the aggregate number of meetings of the board or its committees on which the director served during the company's prior fiscal year, absent extenuating circumstances.

8.  The board is not composed of a majority of independent directors.

B.  Contested Director Election

FMR believes that strong management creates long-term shareholder value and we generally support management of companies in which the funds' assets are invested. FMR will vote on a case-by-case basis in contested director elections, taking into account factors such as management's track record and strategic plan for enhancing shareholder value; the long-term performance of the target company compared to its industry peers; the qualifications of the shareholder's and management's nominees; and other factors. Ultimately, FMR will vote for the outcome it believes has the best prospects for maximizing shareholder value over the long term.

C.  Indemnification

FMR will generally vote in favor of charter and by-law amendments expanding the indemnification of directors and/or limiting their liability for breaches of care unless FMR is otherwise dissatisfied with the performance of management or the proposal is accompanied by Anti-Takeover Provisions.

D.  Independent Chairperson

FMR will generally vote against shareholder proposals calling for or recommending the appointment of a non-executive or independent chairperson. However, FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, appointment of a non-executive or independent chairperson appears likely to further the interests of shareholders and to promote effective oversight of management by the board of directors.

E.  Majority Director Elections

FMR will generally vote in favor of proposals calling for directors to be elected by an affirmative majority of votes cast in a board election, provided that the proposal allows for plurality voting standard in the case of contested elections (i.e., where there are more nominees than board seats). FMR may consider voting against such shareholder proposals where a company's board has adopted an alternative measure, such as a director resignation policy, that provides a meaningful alternative to the majority voting standard and appropriately addresses situations where an incumbent director fails to receive the support of a majority of the votes cast in an uncontested election.

F.  Proxy Access

FMR will generally vote against management and shareholder proposals to adopt proxy access.

IV.  Compensation

A.  Executive Compensation

1.  Advisory votes on executive compensation

a.  FMR will generally vote for proposals to ratify executive compensation unless such compensation appears misaligned with shareholder interests or otherwise problematic, taking into account:

(i) The actions taken by the board or compensation committee in the previous year, including whether the company repriced or exchanged outstanding stock options without shareholder approval; adopted or extended a Golden Parachute without shareholder approval; or adequately addressed concerns communicated by FMR in the process of discussing executive compensation;

(ii) The alignment of executive compensation and company performance relative to peers; and

(iii) The structure of the compensation program, including factors such as whether incentive plan metrics are appropriate, rigorous and transparent; whether the long-term element of the compensation program is evaluated over at least a three-year period; the sensitivity of pay to below median performance; the amount and nature of non-performance-based compensation; the justification and rationale behind paying discretionary bonuses; the use of stock ownership guidelines and amount of executive stock ownership; and how well elements of compensation are disclosed.

b.  FMR will generally vote against proposals to ratify Golden Parachutes.

2.  Frequency of advisory vote on executive compensation

FMR will generally support annual advisory votes on executive compensation.

B.  Equity award plans (including stock options, restricted stock awards, and other stock awards).

FMR will generally vote against equity award plans or amendments to authorize additional shares under such plans if:

1.  (a) The company's average three year burn rate is greater than 1.5% for a Large-Capitalization Company, 2.5% for a Small-Capitalization Company or 3.5% for a Micro-Capitalization Company; and (b) there were no circumstances specific to the company or the plans that lead FMR to conclude that the burn rate is acceptable.

2.  In the case of stock option plans, (a) the offering price of options is less than 100% of fair market value on the date of grant, except that the offering price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus; (b) the plan's terms allow repricing of underwater options; or (c) the board/committee has repriced options outstanding under the plan in the past two years without shareholder approval.

3.  The plan includes an Evergreen Provision.

4.  The plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur.

C.  Equity Exchanges and Repricing

FMR will generally vote in favor of a management proposal to exchange, reprice or tender for cash, outstanding options if the proposed exchange, repricing, or tender offer is consistent with the interests of shareholders, taking into account such factors as:

1.  Whether the proposal excludes senior management and directors;

2.  Whether the exchange or repricing proposal is value neutral to shareholders based upon an acceptable pricing model;

3.  The company's relative performance compared to other companies within the relevant industry or industries;

4.  Economic and other conditions affecting the relevant industry or industries in which the company competes; and

5.  Any other facts or circumstances relevant to determining whether an exchange or repricing proposal is consistent with the interests of shareholders.

D.  Employee Stock Purchase Plans

FMR will generally vote in favor of employee stock purchase plans if the minimum stock purchase price is equal to or greater than 85% of the stock's fair market value and the plan constitutes a reasonable effort to encourage broad based participation in the company's equity. In the case of non-U.S. company stock purchase plans, FMR may permit a lower minimum stock purchase price equal to the prevailing "best practices" in the relevant non-U.S. market, provided that the minimum stock purchase price must be at least 75% of the stock's fair market value.

E.  Employee Stock Ownership Plans (ESOPs)

FMR will generally vote in favor of non-leveraged ESOPs. For leveraged ESOPs, FMR may examine the company's state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for the ESOP, and number of shares held by insiders. FMR may also examine where the ESOP shares are purchased and the dilution effect of the purchase. FMR will generally vote against leveraged ESOPs if all outstanding loans are due immediately upon change in control.

F.  Bonus Plans and Tax Deductibility Proposals

FMR will generally vote in favor of cash and stock incentive plans that are submitted for shareholder approval in order to qualify for favorable tax treatment under Section 162(m) of the Internal Revenue Code, provided that the plan includes well defined and appropriate performance criteria, and with respect to any cash component, that the maximum award per participant is clearly stated and is not unreasonable or excessive.

V.  Anti-Takeover Provisions

FMR will generally vote against a proposal to adopt or approve the adoption of an Anti-Takeover Provision unless:

A.  The Poison Pill either:

1.  Includes the following features:

a.  A Sunset Provision of no greater than five years;

b.  Linked to a business strategy that is expected to result in greater value for the shareholders;

c.  Requires shareholder approval to be reinstated upon expiration or if amended;

d.  Contains a mechanism to allow shareholders to consider a bona fide takeover offer for all outstanding shares without triggering the Poison Pill; and

e.  Allows the Fidelity® Funds to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities; or

2.  Has been narrowly tailored to protect a specific tax benefit, and subject to an evaluation of its likelihood to enhance long-term economic returns or maximize long-term shareholder value.

B.  It is an anti-Greenmail proposal that does not include other Anti-Takeover Provisions; or

C.  It is a fair price amendment that considers a two-year price history or less.

FMR will generally vote in favor of proposals to eliminate Anti-Takeover Provisions unless:

D.  In the case of proposals regarding shareholders' rights to call special meetings, FMR generally will vote against each proposal if the threshold required to call a special meeting is less than 25% of the outstanding stock.

E.  In the case of proposals regarding shareholders' right to act by written consent, FMR will generally vote against each proposal if it does not include appropriate mechanisms for implementation including, among other things, that at least 25% of the outstanding stock request that the company establish a record date determining which shareholders are entitled to act and that consents be solicited from all shareholders.

F.  In the case of proposals regarding supermajority provisions, FMR may vote to support such a provision when FMR determines that it may protect minority shareholder interests due to the presence of a substantial or dominant shareholder.

VI.  Capital Structure/Incorporation

A.  Increases in Common Stock

FMR will generally vote against a provision to increase a company's common stock if such increase will result in a total number of authorized shares greater than three times the current number of outstanding and scheduled to be issued shares, including stock options, except in the case of real estate investment trusts, where an increase that will result in a total number of authorized shares up to five times the current number of outstanding and scheduled to be issued shares is generally acceptable.

B.  Reverse Stock Splits

FMR will generally vote in favor of reverse stock splits as long as the post-split authorized shares is no greater than three times the post-split number of outstanding and scheduled to be issued shares, including stock awards, or in the case of real estate investment trusts the number of post-split authorized shares is not greater than five times the post-split number of outstanding and scheduled to be issued shares.

C.  Multi-Class Share Structures

FMR will generally vote in favor of proposals to recapitalize multi-class share structures into structures that provide equal voting rights for all shareholders, and will generally vote against proposals to introduce classes of stock with differential voting rights. However, FMR will evaluate all such proposals in the context of their likelihood to enhance long-term economic returns or maximize long-term shareholder value.

D.  Cumulative Voting Rights

FMR will generally vote against the introduction and in favor of the elimination of cumulative voting rights.

E.  Acquisition or Business Combination Statutes

FMR will generally vote in favor of proposed amendments to a company's certificate of incorporation or by-laws that enable the company to opt out of the control shares acquisition or business combination statutes.

F.  Incorporation or Reincorporation in Another State or Country

FMR will generally vote for management proposals calling for, or recommending that, a portfolio company reincorporate in another state or country if, on balance, the economic and corporate governance factors in the proposed jurisdiction appear reasonably likely to be better aligned with shareholder interests, taking into account the corporate laws of the current and proposed jurisdictions and any changes to the company's current and proposed governing documents. FMR will consider supporting such shareholder proposals in limited cases if, based upon particular facts and circumstances, remaining incorporated in the current jurisdiction appears misaligned with shareholder interests.

VII.  Shares of Investment Companies

A.  When a Fidelity® Fund invests in an underlying Fidelity® Fund with public shareholders, an exchange traded fund (ETF), or non-affiliated fund, FMR will vote in the same proportion as all other voting shareholders of such underlying fund or class ("echo voting"). FMR may choose not to vote if "echo voting" is not operationally feasible.

B.  Certain Fidelity® Funds may invest in shares of underlying Fidelity® Funds that do not have public shareholders. For Fidelity® Funds without public shareholders that are managed by FMR or an affiliate, FMR will generally vote in favor of proposals recommended by the underlying funds' Board of Trustees.

VIII.  Other

A.  Voting Process

FMR will generally vote in favor of proposals to adopt confidential voting and independent vote tabulation practices.

B.  Regulated Industries

Voting of shares in securities of any regulated industry (e.g. U.S. banking) organization shall be conducted in a manner consistent with conditions that may be specified by the industry's regulator (e.g. the Federal Reserve Board) for a determination under applicable law (e.g. federal banking law) that no fund or group of funds has acquired control of such organization.

To view a fund's proxy voting record for the most recent 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the SEC's web site at www.sec.gov.

DISTRIBUTION SERVICES

Each fund has entered into a distribution agreement with FDC, an affiliate of FMRC and FMR. The principal business address of FDC is 100 Salem Street, Smithfield, Rhode Island 02917. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the funds, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMRC or FMR.

The Trustees have approved a Distribution and Service Plan with respect to shares of each fund (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow shares of the funds, FMRC, and/or FMR to incur certain expenses that might be considered to constitute indirect payment by the funds of distribution expenses.

Under each Plan, if the payment of management fees by the Fidelity Freedom K® Funds to FMRC, or the payment of administration fees by FMRC to FMR out of the management fees, is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. Each Plan specifically recognizes that FMRC or FMR may use its past profits or its other resources to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Fidelity Freedom K® Fund shares and/or shareholder support services. In addition, each Plan provides that FMRC or FMR, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees has authorized such payments for the Fidelity Freedom K® Funds.

Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the fund and its shareholders. In particular, the Trustees noted that each Plan does not authorize payments by shares of the fund other than those made to FMRC under its management contract with the fund. To the extent that each Plan gives FMRC, FMR, and FDC greater flexibility in connection with the distribution of shares, additional sales of shares or stabilization of cash flows may result. Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.

FDC or an affiliate may compensate, or upon direction make payments for certain retirement plan expenses to intermediaries. A number of factors are considered in determining whether to pay these additional amounts. Such factors may include, without limitation, the level or type of services provided by the intermediary, the level or expected level of assets or sales of shares, and other factors. In addition to such payments, FDC or an affiliate may offer other incentives such as sponsorship of educational or client seminars relating to current products and issues, payments or reimbursements for travel and related expenses associated with due diligence trips that an intermediary may undertake in order to explore possible business relationships with affiliates of FDC, and/or payments of costs and expenses associated with attendance at seminars, including travel, lodging, entertainment, and meals. Certain of the payments described above may be significant to an intermediary. As permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, FDC or an affiliate may pay or allow other incentives or payments to intermediaries.

A fund's transfer agent or an affiliate may also make payments and reimbursements from its own resources to certain intermediaries (who may be affiliated with the transfer agent) for performing recordkeeping and other services. Please see "Transfer and Service Agent Agreements" in this SAI for more information.

Any of the payments described in this section may represent a premium over payments made by other fund families. Retirement plan sponsors may take these payments into account when deciding whether to include a fund as a plan investment option.

TRANSFER AND SERVICE AGENT AGREEMENTS

Each fund has entered into a transfer agent agreement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMRC and FMR, which is located at 245 Summer Street, Boston, Massachusetts 02210. Under the terms of the agreements, FIIOC (or an agent, including an affiliate) performs transfer agency services.

For providing transfer agency services, FIIOC receives an asset-based fee, calculated and paid monthly on the basis of a fund's average daily net assets, with respect to each position in a fund.

The asset-based fees are subject to adjustment in any month in which the total return of the S&P 500® Index exceeds a positive or negative 15% from a pre-established base value.

FIIOC may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, and providing historical account research.

FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

FIIOC or an affiliate may make payments out of its own resources to intermediaries (including affiliates of FIIOC) for recordkeeping services. Payments may also be made, upon direction, for other plan expenses. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

Each fund has entered into a service agent agreement with FSC, an affiliate of FMRC and FMR (or an agent, including an affiliate). Each fund has also entered into a securities lending administration agreement with FSC. Under the terms of the agreements, FSC calculates the NAV and dividends for shares, maintains each fund's portfolio and general accounting records, and administers each fund's securities lending program.

For providing pricing and bookkeeping services, FSC receives a monthly fee based on each fund's average daily net assets throughout the month.

For administering each fund's securities lending program, FSC is paid based on the number and duration of individual securities loans.

FMR bears the cost of pricing and bookkeeping services and administration of the securities lending program under the terms of its administration agreements with FMRC.

DESCRIPTION OF THE TRUST

Trust Organization. Fidelity Freedom K® Income Fund, Fidelity Freedom K® 2005 Fund, Fidelity Freedom K® 2010 Fund, Fidelity Freedom K® 2015 Fund, Fidelity Freedom K® 2020 Fund, Fidelity Freedom K® 2025 Fund, Fidelity Freedom K® 2030 Fund, Fidelity Freedom K® 2035 Fund, Fidelity Freedom K® 2040 Fund, Fidelity Freedom K® 2045 Fund, Fidelity Freedom K® 2050 Fund, Fidelity Freedom K® 2055 Fund, and Fidelity Freedom K® 2060 Fund are funds of Fidelity Aberdeen Street Trust, an open-end management investment company created under an initial trust instrument dated June 20, 1991. Currently, there are 53 funds offered in Fidelity Aberdeen Street Trust: Fidelity Advisor Freedom® Income Fund, Fidelity Advisor Freedom® 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund, Fidelity Advisor Freedom 2060 Fund, Fidelity® Four-in-One Index Fund, Fidelity Freedom® Income Fund, Fidelity Freedom® 2005 Fund, Fidelity® Freedom 2010 Fund, Fidelity® Freedom 2015 Fund, Fidelity® Freedom 2020 Fund, Fidelity® Freedom 2025 Fund, Fidelity® Freedom 2030 Fund, Fidelity® Freedom 2035 Fund, Fidelity® Freedom 2040 Fund, Fidelity® Freedom 2045 Fund, Fidelity® Freedom 2050 Fund, Fidelity® Freedom 2055 Fund, Fidelity® Freedom 2060 Fund, Fidelity® Freedom Index Income Fund, Fidelity® Freedom Index 2005 Fund, Fidelity® Freedom Index 2010 Fund, Fidelity® Freedom Index 2015 Fund, Fidelity® Freedom Index 2020 Fund, Fidelity® Freedom Index 2025 Fund, Fidelity® Freedom Index 2030 Fund, Fidelity® Freedom Index 2035 Fund, Fidelity® Freedom Index 2040 Fund, Fidelity® Freedom Index 2045 Fund, Fidelity® Freedom Index 2050 Fund, Fidelity Freedom Index 2055 Fund, Fidelity Freedom Index 2060 Fund, Fidelity Freedom K® Income Fund, Fidelity Freedom K® 2005 Fund, Fidelity Freedom K® 2010 Fund, Fidelity Freedom K® 2015 Fund, Fidelity Freedom K® 2020 Fund, Fidelity Freedom K® 2025 Fund, Fidelity Freedom K® 2030 Fund, Fidelity Freedom K® 2035 Fund, Fidelity Freedom K® 2040 Fund, Fidelity Freedom K® 2045 Fund, Fidelity Freedom K® 2050 Fund, Fidelity Freedom K® 2055 Fund, and Fidelity Freedom K® 2060 Fund. The Trustees are permitted to create additional funds in the trust and to create additional classes of the funds.

The assets of the trust received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in the trust shall be charged with the liabilities and expenses attributable to such fund. Any general expenses of the trust shall be allocated between or among any one or more of its funds.

Shareholder Liability. The trust is a statutory trust organized under Delaware law. Delaware law provides that, except to the extent otherwise provided in the Trust Instrument, shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit organized under the general corporation law of Delaware. The courts of some states, however, may decline to apply Delaware law on this point. The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust. The Trust Instrument provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Trust Instrument further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

The Trust Instrument provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Trust Instrument also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and a fund is unable to meet its obligations. FMRC believes that, in view of the above, the risk of personal liability to shareholders is extremely remote.

Voting Rights. Each fund's capital consists of shares of beneficial interest. Shareholders are entitled to one vote for each dollar of net asset value they own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund, and by class.

The shares have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.

The trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. Generally, the merger of the trust or a fund or a class with another operating mutual fund or the sale of all or a portion of the assets of the trust or a fund or a class to another operating mutual fund requires approval by a vote of shareholders of the trust or the fund or the class. However, the Trustees may, without prior shareholder approval, authorize a transfer of all assets of a Fidelity Freedom K® Fund into Fidelity Freedom K® Income Fund, or any successor thereto, or reorganize or terminate the trust or a fund or a class. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

Custodians. JPMorgan Chase Bank, 270 Park Avenue, New York, New York, is custodian of the assets of each fund (other than Fidelity Freedom K® 2055 Fund). The Bank of New York Mellon, 1 Wall Street, New York, New York, is custodian of the assets of Fidelity Freedom K® 2055 Fund. Each custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. The Bank of New York Mellon, headquartered in New York, also may serve as special purpose custodian of certain assets of taxable funds in connection with repurchase agreement transactions. JPMorgan Chase Bank, headquartered in New York, also may serve as special purpose custodian of certain assets of taxable funds in connection with repurchase agreement transactions.

FMR, its officers and directors, its affiliated companies, Members of the Advisory Board (if any), and Members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of each fund's adviser, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.

Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP, 101 Seaport Boulevard, Boston, Massachusetts, independent registered public accounting firm, audits financial statements for each fund and provides other audit, tax, and related services.

FUND HOLDINGS INFORMATION

Each fund views holdings information as sensitive and limits its dissemination. The Board authorized FMR to establish and administer guidelines for the dissemination of fund holdings information, which may be amended at any time without prior notice. FMR's Disclosure Policy Committee (comprising executive officers of FMR) evaluates disclosure policy with the goal of serving a fund's best interests by striking an appropriate balance between providing information about a fund's portfolio and protecting a fund from potentially harmful disclosure. The Board reviews the administration and modification of these guidelines and receives reports from the funds' chief compliance officer periodically.

Each Fidelity Freedom K® Fund's full holdings will be available monthly, 30 days after the month-end, and quarterly, 15 days after the quarter-end, by calling Fidelity at 1-800-835-5092. Each fund will also provide a full list of monthly and quarterly holdings on www.401k.com (log in) as described above.

Unless otherwise indicated, this information will be available on the web site until updated for the next applicable period.

A fund may also from time to time provide or make available to the Board or third parties upon request specific fund level performance attribution information and statistics. Third parties may include fund shareholders or prospective fund shareholders, members of the press, consultants, and ratings and ranking organizations.

The Use of Holdings In Connection With Fund Operations. Material non-public holdings information may be provided as part of the activities associated with managing Fidelity® funds to: entities which, by explicit agreement or by virtue of their respective duties to the fund, are required to maintain the confidentiality of the information disclosed; other parties if legally required; or persons FMR believes will not misuse the disclosed information. These entities, parties, and persons include, but are not limited to: a fund's trustees; a fund's manager, its sub-advisers, if any, and their affiliates whose access persons are subject to a code of ethics (including portfolio managers of affiliated funds of funds); contractors who are subject to a confidentiality agreement; a fund's auditors; a fund's custodians; proxy voting service providers; financial printers; pricing service vendors; broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities; securities lending agents; counsel to a fund or its Independent Trustees; regulatory authorities; stock exchanges and other listing organizations; parties to litigation; third parties in connection with a bankruptcy proceeding relating to a fund holding; and third parties who have submitted a standing request to a money market fund for daily holdings information. Non-public holdings information may also be provided to an issuer regarding the number or percentage of its shares that are owned by a fund and in connection with redemptions in kind.

Other Uses Of Holdings Information. In addition, each fund may provide material non-public holdings information to (i) third parties that calculate information derived from holdings for use by FMR or its affiliates, (ii) ratings and rankings organizations, and (iii) an investment adviser, trustee, or their agents to whom holdings are disclosed for due diligence purposes or in anticipation of a merger involving a fund. Each individual request is reviewed by the Disclosure Policy Committee which must find, in its sole discretion that, based on the specific facts and circumstances, the disclosure appears unlikely to be harmful to a fund. Entities receiving this information must have in place control mechanisms to reasonably ensure or otherwise agree that, (a) the holdings information will be kept confidential, (b) no employee shall use the information to effect trading or for their personal benefit, and (c) the nature and type of information that they, in turn, may disclose to third parties is limited. FMR relies primarily on the existence of non-disclosure agreements and/or control mechanisms when determining that disclosure is not likely to be harmful to a fund.

At this time, the entities receiving information described in the preceding paragraph are: Factset Research Systems Inc. (full or partial fund holdings daily, on the next business day); Standard & Poor's Ratings Services (full holdings weekly (generally as of the previous Friday), generally 5 business days thereafter); MSCI Inc. and certain affiliates (full or partial fund holdings daily, on the next business day); and Barclays Capital Inc. (full holdings daily, on the next business day).

FMR, its affiliates, or the funds will not enter into any arrangements with third parties from which they derive consideration for the disclosure of material non-public holdings information. If, in the future, such an arrangement is desired, prior Board approval would be sought and any such arrangements would be disclosed in the funds' SAI.

There can be no assurance that the funds' policies and procedures with respect to disclosure of fund portfolio holdings will prevent the misuse of such information by individuals and firms that receive such information.

FINANCIAL STATEMENTS

Each fund's financial statements and financial highlights for the fiscal year ended March 31, 2016, and report of the independent registered public accounting firm, are included in the fund's annual report and are incorporated herein by reference. Total annual operating expenses as shown in the prospectus fee table may differ from the ratios of expenses to average net assets in the financial highlights because total annual operating expenses as shown in the prospectus fee table include any acquired fund fees and expenses, whereas the ratios of expenses in the financial highlights do not, except to the extent any acquired fund fees and expenses relate to an entity, such as a wholly-owned subsidiary, with which a fund's financial statements are consolidated. Acquired funds include other investment companies (such as central funds or other underlying funds) in which a fund has invested, if and to the extent it is permitted to do so. Total annual operating expenses in the prospectus fee table and the financial highlights do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception from the definition of "investment company" provided by section 3(c)(1) or 3(c)(7) of the 1940 Act.

APPENDIX

Fidelity Freedom K, Fidelity Investments & Pyramid Design, Fidelity, Fidelity Advisor Freedom, and Fidelity Freedom are registered service marks of FMR LLC. © 2016 FMR LLC. All rights reserved.

Any third-party marks that may appear above are the marks of their respective owners.

Fund	Ticker
Fidelity Freedom® Income Fund	FFFAX
Fidelity Freedom® 2005 Fund	FFFVX
Fidelity Freedom® 2010 Fund	FFFCX
Fidelity Freedom® 2015 Fund	FFVFX
Fidelity Freedom® 2020 Fund	FFFDX
Fidelity Freedom® 2025 Fund	FFTWX
Fidelity Freedom® 2030 Fund	FFFEX
Fidelity Freedom® 2035 Fund	FFTHX
Fidelity Freedom® 2040 Fund	FFFFX
Fidelity Freedom® 2045 Fund	FFFGX
Fidelity Freedom® 2050 Fund	FFFHX
Fidelity Freedom® 2055 Fund	FDEEX
Fidelity Freedom® 2060 Fund	FDKVX

Funds of Fidelity Aberdeen Street Trust

STATEMENT OF ADDITIONAL INFORMATION

May 28, 2016

This statement of additional information (SAI) is not a prospectus. Portions of each fund's annual report are incorporated herein. The annual report is supplied with this SAI.

To obtain a free additional copy of the prospectus or SAI, dated May 28, 2016, or an annual report, please call Fidelity at 1-800-544-8544 or visit Fidelity’s web site at www.fidelity.com.

FF-PTB-0516
1.475644.120

245 Summer Street, Boston, MA 02210

INVESTMENT POLICIES AND LIMITATIONS
SPECIAL GEOGRAPHIC CONSIDERATIONS
PORTFOLIO TRANSACTIONS
VALUATION
BUYING, SELLING, AND EXCHANGING INFORMATION
DESCRIPTION OF UNDERLYING FIDELITY® FUNDS
DISTRIBUTIONS AND TAXES
TRUSTEES AND OFFICERS
CONTROL OF INVESTMENT ADVISER
MANAGEMENT CONTRACTS
PROXY VOTING GUIDELINES
DISTRIBUTION SERVICES
TRANSFER AND SERVICE AGENT AGREEMENTS
DESCRIPTION OF THE TRUST
FUND HOLDINGS INFORMATION
FINANCIAL STATEMENTS
APPENDIX

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.

A fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

The following are each fund's fundamental investment limitations set forth in their entirety.

Diversification

For each fund:

The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

Senior Securities

For each fund:

The fund may not issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940.

Borrowing

For each fund:

The fund may not borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

Underwriting

For each fund:

The fund may not underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

Concentration

For each fund (other than Fidelity Freedom® 2040 Fund):

The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry (provided that investments in other investment companies shall not be considered an investment in any particular industry for purposes of this investment limitation).

For purposes of each of Fidelity Freedom® Income Fund's, Fidelity Freedom® 2005 Fund's, Fidelity Freedom® 2010 Fund's, Fidelity Freedom® 2015 Fund's, Fidelity Freedom® 2020 Fund's, Fidelity Freedom® 2025 Fund's, Fidelity Freedom® 2030 Fund's, Fidelity Freedom® 2035 Fund's, Fidelity Freedom® 2045 Fund's, Fidelity Freedom® 2050 Fund's, Fidelity Freedom® 2055 Fund's, and Fidelity Freedom® 2060 Fund's concentration limitation discussed above, with respect to any investment in repurchase agreements collateralized by U.S. Government securities, FMR Co., Inc. (FMRC) looks through to the U.S. Government securities.

For Fidelity Freedom® 2040 Fund:

The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

For purposes of the fund's concentration limitation discussed above, with respect to any investment in repurchase agreements collateralized by U.S. Government securities, FMRC looks through to the U.S. Government securities.

Real Estate

For each fund:

The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

Commodities

For each fund:

The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

Loans

For each fund:

The fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

Pooled Funds

For Fidelity Freedom® Income Fund, Fidelity Freedom® 2010 Fund, Fidelity Freedom® 2020 Fund, and Fidelity Freedom® 2030 Fund:

The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

The following investment limitations are not fundamental and may be changed without shareholder approval.

Short Sales

For each fund:

The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

Margin Purchases

For each fund:

The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

Borrowing

For each fund:

The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of the fundamental borrowing investment limitation).

Illiquid Securities

For each fund:

The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

For purposes of each fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Loans

For each fund:

The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

Pooled Funds

For Fidelity Freedom® Income Fund, Fidelity Freedom® 2010 Fund, Fidelity Freedom® 2020 Fund, and Fidelity Freedom® 2030 Fund:

The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

In addition to each fund's fundamental and non-fundamental investment limitations discussed above:

For a fund's limitations on futures and options transactions, see "Investment Policies and Limitations - Futures, Options, and Swaps."

Notwithstanding the foregoing investment limitations, the underlying Fidelity® funds in which a fund may invest have adopted certain investment limitations that may be more or less restrictive than those listed above, thereby permitting a fund to engage indirectly in investment strategies that are prohibited under the investment limitations listed above. The investment limitations of each underlying Fidelity® fund are set forth in its SAI.

In accordance with its investment program as set forth in the prospectus, each fund may invest more than 25% of its assets in any one underlying Fidelity® fund. Although each fund does not intend to concentrate its investments in a particular industry, a fund may indirectly concentrate in a particular industry or group of industries through its investments in one or more underlying Fidelity® funds.

The following pages contain more detailed information about types of instruments in which a fund may invest, techniques a fund's adviser may employ in pursuit of the fund's investment objective, and a summary of related risks. A fund's adviser may not buy all of these instruments or use all of these techniques unless it believes that doing so will help the fund achieve its goal. However, a fund's adviser is not required to buy any particular instrument or use any particular technique even if to do so might benefit the fund.

Each Fidelity Freedom® Fund may have exposure to instruments, techniques, and risks either directly or indirectly through an investment in an underlying fund. An underlying fund may invest in the same or other types of instruments and its adviser (or a sub-adviser) may employ the same or other types of techniques. Each Fidelity Freedom® Fund's performance will be affected by the instruments, techniques, and risks associated with an underlying fund, in proportion to the amount of assets that the fund allocates to that underlying fund.

On the following pages in this section titled "Investment Policies and Limitations," except as otherwise indicated, references to "a fund" or "the fund" may relate to the Fidelity Freedom® Funds or an underlying fund in which a Fidelity Freedom® Fund invests, and references to "an adviser" or "the adviser" may relate to FMRC (or its affiliates) or an adviser (or sub-adviser) of an underlying fund.

Affiliated Bank Transactions.  A Fidelity® fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.

Asset-Backed Securities  represent interests in pools of mortgages, loans, receivables, or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. In addition, these securities may be subject to prepayment risk.

Borrowing.  If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

Cash Management.  A fund may hold uninvested cash or may invest it in cash equivalents such as money market securities, repurchase agreements, or shares of short-term bond or money market funds, including (for Fidelity® funds and other advisory clients only) shares of Fidelity® central funds. Generally, these securities offer less potential for gains than other types of securities.

Central Funds  are special types of investment vehicles created by Fidelity for use by the Fidelity® funds and other advisory clients. Central funds are used to invest in particular security types or investment disciplines, or for cash management. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but do not pay additional management fees. The investment results of the portions of a Fidelity® fund's assets invested in the central funds will be based upon the investment results of those funds.

Commodity Futures Trading Commission (CFTC) Notice of Exclusion.  The trust, on behalf of the Fidelity® funds to which this SAI relates, has filed with the National Futures Association a notice claiming an exclusion from the definition of the term "commodity pool operator" (CPO) under the Commodity Exchange Act, as amended, and the rules of the CFTC promulgated thereunder, with respect to each fund's operation. Accordingly, neither a fund nor its adviser is subject to registration or regulation as a commodity pool or a CPO. However, the CFTC has adopted certain rule amendments that significantly affect the continued availability of this exclusion, and may subject advisers to funds to regulation by the CFTC. As of the date of this SAI, the adviser does not expect to register as a CPO of the funds. However, there is no certainty that a fund or its adviser will be able to rely on an exclusion in the future as the fund's investments change over time. A fund may determine not to use investment strategies that trigger additional CFTC regulation or may determine to operate subject to CFTC regulation, if applicable. If a fund or its adviser operates subject to CFTC regulation, it may incur additional expenses.

Common Stock  represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock, although related proceedings can take time to resolve and results can be unpredictable. For purposes of a Fidelity® fund's policies related to investment in common stock Fidelity considers depositary receipts evidencing ownership of common stock to be common stock.

Companies "Principally Engaged" in the Real Estate Industry.  For purposes of a Fidelity® fund's investment objective and policy to normally invest at least 80% of its assets in securities of companies principally engaged in the real estate industry and other real estate related investments, Fidelity may consider a company to be principally engaged in the real estate industry if: (i) at least a plurality of its assets (marked to market), gross income, or net profits are attributable to ownership, construction, management, or sale of residential, commercial, or industrial real estate, or (ii) a third party has given the company an industry or sector classification consistent with real estate.

Convertible Securities  are bonds, debentures, notes, or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Countries and Markets Considered Emerging.  For purposes of a Fidelity® fund's 80% investment policy relating to emerging markets, emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar emerging characteristics.

Country or Geographic Region.  Various factors may be considered in determining whether an investment is tied economically to a particular country or region, including: whether the investment is issued or guaranteed by a particular government or any of its agencies, political subdivisions, or instrumentalities; whether the investment has its primary trading market in a particular country or region; whether the issuer is organized under the laws of, derives at least 50% of its revenues from, or has at least 50% of its assets in a particular country or region; whether the investment is included in an index representative of a particular country or region; and whether the investment is exposed to the economic fortunes and risks of a particular country or region.

Debt Securities  are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay interest but are sold at a deep discount from their face values. Debt securities include corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities.

Dollar-Weighted Average Maturity  is derived by multiplying the value of each investment by the time remaining to its maturity, adding these calculations, and then dividing the total by the value of a fund's portfolio. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.

Under certain circumstances, a fund may invest in nominally long-term securities that have maturity shortening features of shorter-term securities, and the maturities of these securities may be deemed to be earlier than their ultimate maturity dates by virtue of an existing demand feature or an adjustable interest rate. Under other circumstances, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. The maturities of mortgage securities, including collateralized mortgage obligations, and some asset-backed securities are determined on a weighted average life basis, which is the average time for principal to be repaid. For a mortgage security, this average time is calculated by estimating the timing of principal payments, including unscheduled prepayments, during the life of the mortgage. The weighted average life of these securities is likely to be substantially shorter than their stated final maturity.

Duration  is a measure of a bond's price sensitivity to a change in its yield. For example, if a bond has a 5-year duration and its yield rises 1%, the bond's value is likely to fall about 5%. Similarly, if a bond fund has a 5-year average duration and the yield on each of the bonds held by the fund rises 1%, the fund's value is likely to fall about 5%. For funds with exposure to foreign markets, there are many reasons why all of the bond holdings do not experience the same yield changes. These reasons include: the bonds are spread off of different yield curves around the world and these yield curves do not move in tandem; the shapes of these yield curves change; and sector and issuer yield spreads change. Other factors can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance will likely differ from the example.

Domestic and Foreign Investments (money market fund only)  include U.S. dollar-denominated time deposits, certificates of deposit, and bankers' acceptances of U.S. banks and their branches located outside of the United States, U.S. branches and agencies of foreign banks, and foreign branches of foreign banks. Domestic and foreign investments may also include U.S. dollar-denominated securities issued or guaranteed by other U.S. or foreign issuers, including U.S. and foreign corporations or other business organizations, foreign governments, foreign government agencies or instrumentalities, and U.S. and foreign financial institutions, including savings and loan institutions, insurance companies, mortgage bankers, and real estate investment trusts, as well as banks.

The obligations of foreign branches of U.S. banks may not be obligations of the parent bank in addition to the issuing branch, and may be limited by the terms of a specific obligation and by governmental regulation. Payment of interest and repayment of principal on these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk) or by war or civil conflict. In addition, settlement of trades may occur outside of the United States and evidence of ownership of portfolio securities may be held outside of the United States. Accordingly, a fund may be subject to the risks associated with the settlement of trades and the holding of such property overseas. Various provisions of federal law governing the establishment and operation of U.S. branches do not apply to foreign branches of U.S. banks.

Obligations of U.S. branches and agencies of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation, as well as by governmental action in the country in which the foreign bank has its head office.

Obligations of foreign issuers involve certain additional risks. These risks may include future unfavorable political and economic developments, withholding taxes, seizures of foreign deposits, currency controls, interest limitations, or other governmental restrictions that might affect repayment of principal or payment of interest, or the ability to honor a credit commitment. Additionally, there may be less public information available about foreign entities. Foreign issuers may be subject to less governmental regulation and supervision than U.S. issuers. Foreign issuers also generally are not bound by uniform accounting, auditing, and financial reporting requirements comparable to those applicable to U.S. issuers. From time to time, a fund's adviser and/or its affiliates may determine that, as a result of regulatory requirements that may apply to the adviser and/or its affiliates due to investments in a particular country, investments in the securities of issuers domiciled or listed on trading markets in that country above certain thresholds (which may apply at the account level or in the aggregate across all accounts managed by the adviser and its affiliates) may be impractical or undesirable. In such instances, the adviser may limit or exclude investment in a particular issuer, which may include investment in related derivative instruments, and investment flexibility may be restricted.

Exchange Traded Funds (ETFs)  are shares of other investment companies, commodity pools, or other entities that are traded on an exchange. Typically, assets underlying the ETF shares are stocks, though they may also be commodities or other instruments. An ETF may seek to replicate the performance of a specific index or may be actively managed.

Typically, shares of an ETF that tracks an index are expected to increase in value as the value of the underlying benchmark increases. However, in the case of inverse ETFs (also called "short ETFs" or "bear ETFs"), ETF shares are expected to increase in value as the value of the underlying benchmark decreases. Inverse ETFs seek to deliver the opposite of the performance of the benchmark they track and are often marketed as a way for investors to profit from, or at least hedge their exposure to, downward moving markets. Investments in inverse ETFs are similar to holding short positions in the underlying benchmark.

ETF shares are redeemable only in large blocks (typically, 50,000 shares) often called "creation units" by persons other than a fund, and are redeemed principally in-kind at each day's next calculated net asset value per share (NAV). ETFs typically incur fees that are separate from those fees incurred directly by a fund. A fund's purchase of ETFs results in the layering of expenses, such that the fund would indirectly bear a proportionate share of any ETF's operating expenses. Further, while traditional investment companies are continuously offered at NAV, ETFs are traded in the secondary market (e.g., on a stock exchange) on an intra-day basis at prices that may be above or below the value of their underlying portfolios.

Some of the risks of investing in an ETF that tracks an index are similar to those of investing in an indexed mutual fund, including tracking error risk (the risk of errors in matching the ETF's underlying assets to the index or other benchmark); and the risk that because an ETF is not actively managed, it cannot sell stocks or other assets as long as they are represented in the index or other benchmark. Other ETF risks include the risk that ETFs may trade in the secondary market at a discount from their NAV and the risk that the ETFs may not be liquid. ETFs also may be leveraged. Leveraged ETFs seek to deliver multiples of the performance of the index or other benchmark they track and use derivatives in an effort to amplify the returns (or decline, in the case of inverse ETFs) of the underlying index or benchmark. While leveraged ETFs may offer the potential for greater return, the potential for loss and the speed at which losses can be realized also are greater. Most leveraged and inverse ETFs "reset" daily, meaning they are designed to achieve their stated objectives on a daily basis. Leveraged and inverse ETFs can deviate substantially from the performance of their underlying benchmark over longer periods of time, particularly in volatile periods.

Exchange Traded Notes (ETNs)  are a type of senior, unsecured, unsubordinated debt security issued by financial institutions that combines aspects of both bonds and ETFs. An ETN's returns are based on the performance of a market index or other reference asset minus fees and expenses. Similar to ETFs, ETNs are listed on an exchange and traded in the secondary market. However, unlike an ETF, an ETN can be held until the ETN's maturity, at which time the issuer will pay a return linked to the performance of the market index or other reference asset to which the ETN is linked minus certain fees. Unlike regular bonds, ETNs typically do not make periodic interest payments and principal typically is not protected.

ETNs also incur certain expenses not incurred by their applicable index. The market value of an ETN is determined by supply and demand, the current performance of the index or other reference asset, and the credit rating of the ETN issuer. The market value of ETN shares may differ from their intraday indicative value. The value of an ETN may also change due to a change in the issuer's credit rating. As a result, there may be times when an ETN's share trades at a premium or discount to its NAV. Some ETNs that use leverage in an effort to amplify the returns of an underlying index or other reference asset can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Leveraged ETNs may offer the potential for greater return, but the potential for loss and speed at which losses can be realized also are greater.

Exposure to Foreign and Emerging Markets.  Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. From time to time, a fund's adviser and/or its affiliates may determine that, as a result of regulatory requirements that may apply to the adviser and/or its affiliates due to investments in a particular country, investments in the securities of issuers domiciled or listed on trading markets in that country above certain thresholds (which may apply at the account level or in the aggregate across all accounts managed by the adviser and its affiliates) may be impractical or undesirable. In such instances, the adviser may limit or exclude investment in a particular issuer, and investment flexibility may be restricted. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. There is no assurance that a fund's adviser will be able to anticipate these potential events or counter their effects. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter (OTC) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased investment or valuation risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository, or foreign subcustodian. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than with U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.

Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

American Depositary Receipts (ADRs) as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.

The risks of foreign investing may be magnified for investments in emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Floating Rate Loans and Other Debt Securities.  Floating rate loans consist generally of obligations of companies or other entities (collectively, "borrowers") incurred for the purpose of reorganizing the assets and liabilities of a borrower (recapitalization); acquiring another company (acquisition); taking over control of a company (leveraged buyout); temporary financing (bridge loan); or refinancings, internal growth, or other general business purposes. Floating rate loans are often obligations of borrowers who are highly leveraged.

Floating rate loans may be structured to include both term loans, which are generally fully funded at the time of the making of the loan, and revolving credit facilities, which would require additional investments upon the borrower's demand. A revolving credit facility may require a purchaser to increase its investment in a floating rate loan at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

Floating rate loans may be acquired by direct investment as a lender, as a participation interest (which represents a fractional interest in a floating rate loan) issued by a lender or other financial institution, or as an assignment of the portion of a floating rate loan previously attributable to a different lender.

A floating rate loan offered as part of the original lending syndicate typically is purchased at par value. As part of the original lending syndicate, a purchaser generally earns a yield equal to the stated interest rate. In addition, members of the original syndicate typically are paid a commitment fee. In secondary market trading, floating rate loans may be purchased or sold above, at, or below par, which can result in a yield that is below, equal to, or above the stated interest rate, respectively. At certain times when reduced opportunities exist for investing in new syndicated floating rate loans, floating rate loans may be available only through the secondary market. There can be no assurance that an adequate supply of floating rate loans will be available for purchase.

Historically, floating rate loans have not been registered with the SEC or any state securities commission or listed on any securities exchange. As a result, the amount of public information available about a specific floating rate loan historically has been less extensive than if the floating rate loan were registered or exchange-traded.

Purchasers of floating rate loans and other forms of debt securities depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the security may be adversely affected. Floating rate loans and other debt securities that are fully secured provide more protections than unsecured securities in the event of failure to make scheduled interest or principal payments. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Some floating rate loans and other debt securities are not rated by any nationally recognized statistical rating organization. In connection with the restructuring of a floating rate loan or other debt security outside of bankruptcy court in a negotiated work-out or in the context of bankruptcy proceedings, equity securities or junior debt securities may be received in exchange for all or a portion of an interest in the security.

From time to time Geode Capital Management, LLC (Geode), Fidelity Management & Research Company (FMR), and its affiliates may borrow money from various banks in connection with their business activities. These banks also may sell floating rate loans to a Fidelity® fund or acquire floating rate loans from a Fidelity® fund, or may be intermediate participants with respect to floating rate loans owned by a Fidelity® fund. These banks also may act as agents for floating rate loans that a Fidelity® fund owns.

The following paragraphs pertain to floating rate loans: Agents, Participation Interests, Collateral, Floating Interest Rates, Maturity, Floating Rate Loan Trading, Supply of Floating Rate Loans, Restrictive Covenants, Fees, and Other Types of Floating Rate Debt Securities.

Agents.  Floating rate loans typically are originated, negotiated, and structured by a bank, insurance company, finance company, or other financial institution (the "agent") for a lending syndicate of financial institutions. The borrower and the lender or lending syndicate enter into a loan agreement. In addition, an institution (typically, but not always, the agent) holds any collateral on behalf of the lenders.

In a typical floating rate loan, the agent administers the terms of the loan agreement and is responsible for the collection of principal and interest and fee payments from the borrower and the apportionment of these payments to all lenders that are parties to the loan agreement. Purchasers will rely on the agent to use appropriate creditor remedies against the borrower. Typically, under loan agreements, the agent is given broad discretion in monitoring the borrower's performance and is obligated to use the same care it would use in the management of its own property. Upon an event of default, the agent typically will enforce the loan agreement after instruction from the lenders. The borrower compensates the agent for these services. This compensation may include special fees paid on structuring and funding the floating rate loan and other fees paid on a continuing basis. The typical practice of an agent or a lender in relying exclusively or primarily on reports from the borrower may involve a risk of fraud by the borrower.

If an agent becomes insolvent, or has a receiver, conservator, or similar official appointed for it by the appropriate bank or other regulatory authority, or becomes a debtor in a bankruptcy proceeding, the agent's appointment may be terminated, and a successor agent would be appointed. If an appropriate regulator or court determines that assets held by the agent for the benefit of the purchasers of floating rate loans are subject to the claims of the agent's general or secured creditors, the purchasers might incur certain costs and delays in realizing payment on a floating rate loan or suffer a loss of principal and/or interest. Furthermore, in the event of the borrower's bankruptcy or insolvency, the borrower's obligation to repay a floating rate loan may be subject to certain defenses that the borrower can assert as a result of improper conduct by the agent.

Participation Interests.  Purchasers of participation interests do not have any direct contractual relationship with the borrower. Purchasers rely on the lender who sold the participation interest not only for the enforcement of the purchaser's rights against the borrower but also for the receipt and processing of payments due under the floating rate loan.

Purchasers of participation interests may be subject to delays, expenses, and risks that are greater than those that would be involved if the purchaser could enforce its rights directly against the borrower. In addition, under the terms of a participation interest, the purchaser may be regarded as a creditor of the intermediate participant (rather than of the borrower), so that the purchaser also may be subject to the risk that the intermediate participant could become insolvent. The agreement between the purchaser and lender who sold the participation interest may also limit the rights of the purchaser to vote on changes that may be made to the loan agreement, such as waiving a breach of a covenant.

For a Fidelity® fund that limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry, the fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of participation interests where a bank or other lending institution serves as intermediate participant between a fund and the borrower, if the participation interest does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating an intermediate participant as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single intermediate participant, or a group of intermediate participants engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Collateral.  Most floating rate loans are secured by specific collateral of the borrower and are senior to most other securities of the borrower. The collateral typically has a market value, at the time the floating rate loan is made, that equals or exceeds the principal amount of the floating rate loan. The value of the collateral may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value.

Floating rate loan collateral may consist of various types of assets or interests. Collateral may include working capital assets, such as accounts receivable or inventory; tangible or intangible assets; or assets or other types of guarantees of affiliates of the borrower. Inventory is the goods a company has in stock, including finished goods, goods in the process of being manufactured, and the supplies used in the process of manufacturing. Accounts receivable are the monies due to a company for merchandise or securities that it has sold, or for the services it has provided. Tangible fixed assets include real property, buildings, and equipment. Intangible assets include trademarks, copyrights and patent rights, and securities of subsidiaries or affiliates.

Generally, floating rate loans are secured unless (i) the purchaser's security interest in the collateral is invalidated for any reason by a court, or (ii) the collateral is fully released with the consent of the agent bank and lenders or under the terms of a loan agreement as the creditworthiness of the borrower improves. Collateral impairment is the risk that the value of the collateral for a floating rate loan will be insufficient in the event that a borrower defaults. Although the terms of a floating rate loan generally require that the collateral at issuance have a value at least equal to 100% of the amount of such floating rate loan, the value of the collateral may decline subsequent to the purchase of a floating rate loan. In most loan agreements there is no formal requirement to pledge additional collateral. There is no guarantee that the sale of collateral would allow a borrower to meet its obligations should the borrower be unable to repay principal or pay interest or that the collateral could be sold quickly or easily.

In addition, most borrowers pay their debts from the cash flow they generate. If the borrower's cash flow is insufficient to pay its debts as they come due, the borrower may seek to restructure its debts rather than sell collateral. Borrowers may try to restructure their debts by filing for protection under the federal bankruptcy laws or negotiating a work-out. If a borrower becomes involved in bankruptcy proceedings, access to the collateral may be limited by bankruptcy and other laws. In the event that a court decides that access to the collateral is limited or void, it is unlikely that purchasers could recover the full amount of the principal and interest due.

There may be temporary periods when the principal asset held by a borrower is the stock of a related company, which may not legally be pledged to secure a floating rate loan. On occasions when such stock cannot be pledged, the floating rate loan will be temporarily unsecured until the stock can be pledged or is exchanged for, or replaced by, other assets.

Some floating rate loans are unsecured. If the borrower defaults on an unsecured floating rate loan, there is no specific collateral on which the purchaser can foreclose.

Floating Interest Rates.  The rate of interest payable on floating rate loans is the sum of a base lending rate plus a specified spread. Base lending rates are generally the London Interbank Offered Rate ("LIBOR"), the Certificate of Deposit ("CD") Rate of a designated U.S. bank, the Prime Rate of a designated U.S. bank, the Federal Funds Rate, or another base lending rate used by commercial lenders. A borrower usually has the right to select the base lending rate and to change the base lending rate at specified intervals. The applicable spread may be fixed at time of issuance or may adjust upward or downward to reflect changes in credit quality of the borrower. The interest rate payable on some floating rate loans may be subject to an upper limit ("cap") or lower ("floor").

The interest rate on LIBOR-based and CD Rate-based floating rate loans is reset periodically at intervals ranging from 30 to 180 days, while the interest rate on Prime Rate- or Federal Funds Rate-based floating rate loans floats daily as those rates change. Investment in floating rate loans with longer interest rate reset periods can increase fluctuations in the floating rate loans' values when interest rates change.

The yield on a floating rate loan will primarily depend on the terms of the underlying floating rate loan and the base lending rate chosen by the borrower. The relationship between LIBOR, the CD Rate, the Prime Rate, and the Federal Funds Rate will vary as market conditions change.

Maturity.  Floating rate loans typically will have a stated term of five to nine years. However, because floating rate loans are frequently prepaid, their average maturity is expected to be two to three years. The degree to which borrowers prepay floating rate loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the borrower's financial condition, and competitive conditions among lenders. Prepayments cannot be predicted with accuracy. Prepayments of principal to the purchaser of a floating rate loan may result in the principal's being reinvested in floating rate loans with lower yields.

Floating Rate Loan Trading.  Floating rate loans are generally subject to legal or contractual restrictions on resale. Floating rate loans are not currently listed on any securities exchange or automatic quotation system. As a result, no active market may exist for some floating rate loans, and to the extent a secondary market exists for other floating rate loans, such market may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods.

Supply of Floating Rate Loans.  The supply of floating rate loans may be limited from time to time due to a lack of sellers in the market for existing floating rate loans or the number of new floating rate loans currently being issued. As a result, the floating rate loans available for purchase may be lower quality or higher priced.

Restrictive Covenants.  A borrower must comply with various restrictive covenants contained in the loan agreement. In addition to requiring the scheduled payment of interest and principal, these covenants may include restrictions on dividend payments and other distributions to stockholders, provisions requiring the borrower to maintain specific financial ratios, and limits on total debt. The loan agreement may also contain a covenant requiring the borrower to prepay the floating rate loan with any free cash flow. A breach of a covenant that is not waived by the agent (or by the lenders directly) is normally an event of default, which provides the agent or the lenders the right to call the outstanding floating rate loan.

Fees.  Purchasers of floating rate loans may receive and/or pay certain fees. These fees are in addition to interest payments received and may include facility fees, commitment fees, commissions, and prepayment penalty fees. When a purchaser buys a floating rate loan, it may receive a facility fee; and when it sells a floating rate loan, it may pay a facility fee. A purchaser may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan or a prepayment penalty fee on the prepayment of a floating rate loan. A purchaser may also receive other fees, including covenant waiver fees and covenant modification fees.

Other Types of Floating Rate Debt Securities.  Floating rate debt securities include other forms of indebtedness of borrowers such as notes and bonds, securities with fixed rate interest payments in conjunction with a right to receive floating rate interest payments, and shares of other investment companies. These instruments are generally subject to the same risks as floating rate loans but are often more widely issued and traded.

Foreign Currency Transactions.  A fund (other than a money market fund) may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes. Forward contracts not calling for physical delivery of the underlying instrument will be settled through cash payments rather than through delivery of the underlying currency. All of these instruments and transactions are subject to the risk that the counterparty will default.

A "settlement hedge" or "transaction hedge" is designed to protect a fund against an adverse change in foreign currency values between the date a security denominated in a foreign currency is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used to protect a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected.

A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in a foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also attempt to hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. A fund may cross-hedge its U.S. dollar exposure in order to achieve a representative weighted mix of the major currencies in its benchmark index and/or to cover an underweight country or region exposure in its portfolio. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.

Successful use of currency management strategies will depend on an adviser's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as an adviser anticipates. For example, if a currency's value rose at a time when a fund had hedged its position by selling that currency in exchange for dollars, the fund would not participate in the currency's appreciation. If a fund hedges currency exposure through proxy hedges, the fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if a fund increases its exposure to a foreign currency and that currency's value declines, the fund will realize a loss. Foreign currency transactions involve the risk that anticipated currency movements will not be accurately predicted and that a fund's hedging strategies will be ineffective. Moreover, it is impossible to precisely forecast the market value of portfolio securities at the expiration of a foreign currency forward contract. Accordingly, a fund may be required to buy or sell additional currency on the spot market (and bear the expenses of such transaction), if an adviser's predictions regarding the movement of foreign currency or securities markets prove inaccurate.

A fund may be required to limit its hedging transactions in foreign currency forwards, futures, and options in order to maintain its classification as a "regulated investment company" under the Internal Revenue Code (Code). Hedging transactions could result in the application of the mark-to-market provisions of the Code, which may cause an increase (or decrease) in the amount of taxable dividends paid by a fund and could affect whether dividends paid by a fund are classified as capital gains or ordinary income. A fund will cover its exposure to foreign currency transactions with liquid assets in compliance with applicable requirements. There is no assurance that an adviser's use of currency management strategies will be advantageous to a fund or that it will employ currency management strategies at appropriate times.

Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to options and futures relating to securities or indexes, as discussed below. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.

Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the fund to reduce foreign currency risk using such options.

Foreign Repurchase Agreements.  Foreign repurchase agreements involve an agreement to purchase a foreign security and to sell that security back to the original seller at an agreed-upon price in either U.S. dollars or foreign currency. Unlike typical U.S. repurchase agreements, foreign repurchase agreements may not be fully collateralized at all times. The value of a security purchased by a fund may be more or less than the price at which the counterparty has agreed to repurchase the security. In the event of default by the counterparty, a fund may suffer a loss if the value of the security purchased is less than the agreed-upon repurchase price, or if the fund is unable to successfully assert a claim to the collateral under foreign laws. As a result, foreign repurchase agreements may involve higher credit risks than repurchase agreements in U.S. markets, as well as risks associated with currency fluctuations. In addition, as with other emerging market investments, repurchase agreements with counterparties located in emerging markets or relating to emerging markets may involve issuers or counterparties with lower credit ratings than typical U.S. repurchase agreements.

Funds of Funds and Other Large Shareholders.  Certain Fidelity® funds and accounts (including funds of funds) invest in other funds ("underlying funds") and, as a result, may at times have substantial investments in one or more underlying funds.

An underlying fund may experience large redemptions or investments due to transactions in its shares by funds of funds, other large shareholders, or similarly managed accounts. While it is impossible to predict the overall effect of these transactions over time, there could be an adverse impact on an underlying fund's performance. In the event of such redemptions or investments, an underlying fund could be required to sell securities or to invest cash at a time when it may not otherwise desire to do so. Such transactions may increase an underlying fund's brokerage and/or other transaction costs and affect the liquidity of a fund's portfolio. In addition, when funds of funds or other investors own a substantial portion of an underlying fund's shares, a large redemption by such an investor could cause actual expenses to increase, or could result in the underlying fund's current expenses being allocated over a smaller asset base, leading to an increase in the underlying fund's expense ratio. Redemptions of underlying fund shares could also accelerate the realization of taxable capital gains in the fund if sales of securities result in capital gains. The impact of these transactions is likely to be greater when a fund of funds or other significant investor purchases, redeems, or owns a substantial portion of the underlying fund's shares.

When possible, Fidelity will consider how to minimize these potential adverse effects, and may take such actions as it deems appropriate to address potential adverse effects, including redemption of shares in-kind rather than in cash or carrying out the transactions over a period of time, although there can be no assurance that such actions will be successful. A high volume of redemption requests can impact an underlying fund the same way as the transactions of a single shareholder with substantial investments. As an additional safeguard, Fidelity® fund of funds may manage the placement of their redemption requests in a manner designed to minimize the impact of such requests on the day-to-day operations of the underlying funds in which they invest. This may involve, for example, redeeming its shares of an underlying fund gradually over time.

Funds' Rights as Investors.  Fidelity® funds do not intend to direct or administer the day-to-day operations of any company. A fund may, however, exercise its rights as a shareholder or lender and may communicate its views on important matters of policy to a company's management, board of directors, and shareholders, and holders of a company's other securities when such matters could have a significant effect on the value of the fund's investment in the company. The activities in which a fund may engage, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; supporting or opposing third-party takeover efforts; supporting the filing of a bankruptcy petition; or foreclosing on collateral securing a security. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. Such activities will be monitored with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred. The funds' proxy voting guidelines are included in this SAI.

Futures, Options, and Swaps.  The success of any strategy involving futures, options, and swaps depends on an adviser's analysis of many economic and mathematical factors and a fund's return may be higher if it never invested in such instruments. Additionally, some of the contracts discussed below are new instruments without a trading history and there can be no assurance that a market for the instruments will continue to exist. Government legislation or regulation could affect the use of such instruments and could limit a fund's ability to pursue its investment strategies. If a fund invests a significant portion of its assets in derivatives, its investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

Each Fidelity Freedom® Fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to structured notes.

The limitations on the funds' investments in futures contracts, options, and swaps, and the funds' policies regarding futures contracts, options, and swaps may be changed as regulatory agencies permit.

The requirements for qualification as a regulated investment company may limit the extent to which a fund may enter into futures, options on futures, and forward contracts.

Futures Contracts. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified date. Futures contracts are standardized, exchange-traded contracts and the price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities or baskets of securities, some are based on commodities or commodities indexes (for funds that seek commodities exposure), and some are based on indexes of securities prices (including foreign indexes for funds that seek foreign exposure). In addition, some currently available futures contracts are based on Eurodollars. Positions in Eurodollar futures reflect market expectations of forward levels of three-month LIBOR rates. Futures on indexes and futures not calling for physical delivery of the underlying instrument will be settled through cash payments rather than through delivery of the underlying instrument. Futures can be held until their delivery dates, or can be closed out by offsetting purchases or sales of futures contracts before then if a liquid market is available. A fund may realize a gain or loss by closing out its futures contracts.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market for the underlying instrument. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

The purchaser or seller of a futures contract or an option for a futures contract is not required to deliver or pay for the underlying instrument or the final cash settlement price, as applicable, unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. This process of "marking to market" will be reflected in the daily calculation of open positions computed in a fund's NAV. The party that has a gain is entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. Variation margin does not represent a borrowing or loan by a fund, but is instead a settlement between a fund and the FCM of the amount one would owe the other if the fund's contract expired. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund. A fund is also required to segregate liquid assets equivalent to the fund's outstanding obligations under the contract in excess of the initial margin and variation margin, if any.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement, and margin procedures that are different from those for U.S. exchanges. Futures contracts traded outside the United States may not involve a clearing mechanism or related guarantees and may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to a fund. Because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuation.

There is no assurance a liquid market will exist for any particular futures contract at any particular time. Exchanges may establish daily price fluctuation limits for futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

If the market for a contract is not liquid because of price fluctuation limits or other market conditions, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its futures positions could also be impaired. These risks may be heightened for commodity futures contracts, which have historically been subject to greater price volatility than exists for instruments such as stocks and bonds.

Because there are a limited number of types of exchange-traded futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the futures position will not track the performance of the fund's other investments.

Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments. In addition, the price of a commodity futures contract can reflect the storage costs associated with the purchase of the physical commodity.

Futures contracts on U.S. Government securities historically have reacted to an increase or decrease in interest rates in a manner similar to the manner in which the underlying U.S. Government securities reacted. To the extent, however, that a fund enters into such futures contracts, the value of these futures contracts will not vary in direct proportion to the value of the fund's holdings of U.S. Government securities. Thus, the anticipated spread between the price of the futures contract and the hedged security may be distorted due to differences in the nature of the markets. The spread also may be distorted by differences in initial and variation margin requirements, the liquidity of such markets and the participation of speculators in such markets.

Options. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific assets or securities, baskets of assets or securities, indexes of securities or commodities prices, and futures contracts (including commodity futures contracts). Options may be traded on an exchange or OTC. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. Depending on the terms of the contract, upon exercise, an option may require physical delivery of the underlying instrument or may be settled through cash payments. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if the underlying instrument's price falls substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if the underlying instrument's price falls. At the same time, the buyer can expect to suffer a loss if the underlying instrument's price does not rise sufficiently to offset the cost of the option.

The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay or receive the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts.

If the underlying instrument's price rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If the underlying instrument's price remains the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If the underlying instrument's price falls, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option's underlying instrument or make a net cash settlement payment, as applicable, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer should mitigate the effects of a price increase. At the same time, because a call writer must be prepared to deliver the underlying instrument or make a net cash settlement payment, as applicable, in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

Where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price to close out the put or call option on the secondary market may move more or less than the price of the related security.

There is no assurance a liquid market will exist for any particular options contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for exchange-traded options contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options positions could also be impaired.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally are less liquid and involve greater credit risk than exchange-traded options, which are backed by the clearing organization of the exchanges where they are traded.

Combined positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

A fund may also buy and sell options on swaps (swaptions), which are generally options on interest rate swaps. An option on a swap gives a party the right (but not the obligation) to enter into a new swap agreement or to extend, shorten, cancel or modify an existing contract at a specific date in the future in exchange for a premium. Depending on the terms of the particular option agreement, a fund will generally incur a greater degree of risk when it writes (sells) an option on a swap than it will incur when it purchases an option on a swap. When a fund purchases an option on a swap, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a fund writes an option on a swap, upon exercise of the option the fund will become obligated according to the terms of the underlying agreement. A fund that writes an option on a swap receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Whether a fund's use of options on swaps will be successful in furthering its investment objective will depend on the adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Options on swaps may involve risks similar to those discussed below in "Swap Agreements."

Because there are a limited number of types of exchange-traded options contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options position will not track the performance of the fund's other investments.

Options prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Swap Agreements (except equity index funds). Swap agreements are two-party contracts entered into primarily by institutional investors. Cleared swaps are transacted through FCMs that are members of central clearinghouses with the clearinghouse serving as a central counterparty similar to transactions in futures contracts. In a standard "swap" transaction, two parties agree to exchange one or more payments based, for example, on the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments (such as securities, commodities, indexes, or other financial or economic interests). The gross payments to be exchanged between the parties are calculated with respect to a notional amount, which is the predetermined dollar principal of the trade representing the hypothetical underlying quantity upon which payment obligations are computed.

Swap agreements can take many different forms and are known by a variety of names, including interest rate swaps (where the parties exchange a floating rate for a fixed rate), asset swaps (e.g., where parties combine the purchase or sale of a bond with an interest rate swap), total return swaps, and credit default swaps. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and, if applicable, its yield. Swap agreements are subject to liquidity risk, meaning that a fund may be unable to sell a swap contract to a third party at a favorable price. Certain standardized swap transactions are currently subject to mandatory central clearing or may be eligible for voluntary central clearing. Central clearing is expected to decrease counterparty risk and increase liquidity compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterpart to each participant's swap. However, central clearing does not eliminate counterparty risk or illiquidity risk entirely. In addition depending on the size of a fund and other factors, the margin required under the rules of a clearinghouse and by a clearing member FCM may be in excess of the collateral required to be posted by a fund to support its obligations under a similar uncleared swap. It is expected, however, that regulators will adopt rules imposing certain margin requirements, including minimums, on uncleared swaps in the near future, which could reduce the distinction.

A total return swap is a contract whereby one party agrees to make a series of payments to another party based on the change in the market value of the assets underlying such contract (which can include a security or other instrument, commodity, index or baskets thereof) during the specified period. In exchange, the other party to the contract agrees to make a series of payments calculated by reference to an interest rate and/or some other agreed-upon amount (including the change in market value of other underlying assets). A fund may use total return swaps to gain exposure to an asset without owning it or taking physical custody of it. For example, a fund investing in total return commodity swaps will receive the price appreciation of a commodity, commodity index or portion thereof in exchange for payment of an agreed-upon fee.

In a credit default swap, the credit default protection buyer makes periodic payments, known as premiums, to the credit default protection seller. In return the credit default protection seller will make a payment to the credit default protection buyer upon the occurrence of a specified credit event. A credit default swap can refer to a single issuer or asset, a basket of issuers or assets or index of assets, each known as the reference entity or underlying asset. A fund may act as either the buyer or the seller of a credit default swap. A fund may buy or sell credit default protection on a basket of issuers or assets, even if a number of the underlying assets referenced in the basket are lower-quality debt securities. In an unhedged credit default swap, a fund buys credit default protection on a single issuer or asset, a basket of issuers or assets or index of assets without owning the underlying asset or debt issued by the reference entity. Credit default swaps involve greater and different risks than investing directly in the referenced asset, because, in addition to market risk, credit default swaps include liquidity, counterparty and operational risk.

Credit default swaps allow a fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets. If a swap agreement calls for payments by a fund, the fund must be prepared to make such payments when due. If a fund is the credit default protection seller, the fund will experience a loss if a credit event occurs and the credit of the reference entity or underlying asset has deteriorated. If a fund is the credit default protection buyer, the fund will be required to pay premiums to the credit default protection seller. In the case of a physically settled credit default swap in which a fund is the protection seller, the fund must be prepared to pay par for and take possession of debt of a defaulted issuer delivered to the fund by the credit default protection buyer. Any loss would be offset by the premium payments the fund receives as the seller of credit default protection. This risk for cleared swaps is generally lower than for uncleared swaps since the counterparty is a clearinghouse, but there can be no assurance that a clearinghouse or its members will satisfy its obligations.

If the creditworthiness of a fund's swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the fund. To limit the counterparty risk involved in swap agreements, a Fidelity® fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that a fund will be able to do so, a fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. A fund may have limited ability to eliminate its exposure under a credit default swap if the credit of the reference entity or underlying asset has declined.

A fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. In order to cover its outstanding obligations to a swap counterparty, a fund would generally be required to provide margin or collateral for the benefit of that counterparty. If a counterparty to a swap transaction becomes insolvent, the fund may be limited temporarily or permanently in exercising its right to the return of related fund assets designated as margin or collateral in an action against the counterparty.

Swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a fund's interest. A fund bears the risk that an adviser will not accurately forecast market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for a fund. If an adviser attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, a fund may be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment, which could cause substantial losses for a fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Swaps are complex and often valued subjectively.

Swap Agreements (equity index funds only). Under a typical equity swap agreement, a counterparty such as a bank or broker-dealer agrees to pay a fund a return equal to the dividend payments and increase in value, if any, of an index or group of stocks, or of a stock, and the fund agrees in return to pay a fixed or floating rate of interest, plus any declines in value of the index. Swap agreements can also have features providing for maximum or minimum exposure to a designated index. In order to hedge its exposure effectively, a fund would generally have to own other assets returning approximately the same amount as the interest rate payable by the fund under the swap agreement.

Swap agreements allow a fund to acquire or reduce credit exposure to a particular issuer, asset, or basket of assets. The most significant factor in the performance of swap agreements is the change in value of the specific index, security or currency, or other factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by a fund, the fund must be prepared to make such payments when due. If the creditworthiness of a fund's swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the fund and impairing the fund's correlation with its applicable index. Although there can be no assurance that a fund will be able to do so, a fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another more creditworthy party.

A fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. In order to cover its outstanding obligations to a swap counterparty, a fund would generally be required to provide margin or collateral for the benefit of that counterparty. If a counterparty to a swap transaction becomes insolvent, the fund may be limited temporarily or permanently in exercising its right to the return of related fund assets designated as margin or collateral in an action against the counterparty.

Swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a fund's interest. A fund bears the risk that an adviser will not accurately forecast market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for a fund. If an adviser attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, a fund may be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment, which could cause substantial losses for a fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Swaps are complex and often valued subjectively.

Hybrid and Preferred Securities.  A hybrid security may be a debt security, warrant, convertible security, certificate of deposit or other evidence of indebtedness on which the value of the interest on or principal of which is determined by reference to changes in the value of a reference instrument or financial strength of a reference entity (e.g., a security or other financial instrument, asset, currency, interest rate, commodity, index, or business entity such as a financial institution). Another example is contingent convertible securities, which are fixed income securities that, under certain circumstances, either convert into common stock of the issuer or undergo a principal write-down by a predetermined percentage if the issuer's capital ratio falls below a predetermined trigger level. The liquidation value of such a security may be reduced upon a regulatory action and without the need for a bankruptcy proceeding. Preferred securities may take the form of preferred stock and represent an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds generally take precedence over the claims of those who own preferred and common stock.

The risks of investing in hybrid and preferred securities reflect a combination of the risks of investing in securities, options, futures and currencies. An investment in a hybrid or preferred security may entail significant risks that are not associated with a similar investment in a traditional debt or equity security. The risks of a particular hybrid or preferred security will depend upon the terms of the instrument, but may include the possibility of significant changes in the value of any applicable reference instrument. Such risks may depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid or preferred security. Hybrid and preferred securities are potentially more volatile and carry greater market and liquidity risks than traditional debt or equity securities. Also, the price of the hybrid or preferred security and any applicable reference instrument may not move in the same direction or at the same time. In addition, because hybrid and preferred securities may be traded over-the-counter or in bilateral transactions with the issuer of the security, hybrid and preferred securities may be subject to the creditworthiness of the counterparty of the security and their values may decline substantially if the counterparty's creditworthiness deteriorates. In addition, uncertainty regarding the tax and regulatory treatment of hybrid and preferred securities may reduce demand for such securities and tax and regulatory considerations may limit the extent of a fund's investments in certain hybrid and preferred securities.

Illiquid Securities  cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund.

Under the supervision of the Board of Trustees, a Fidelity® fund's adviser determines the liquidity of the fund's investments and, through reports from the fund's adviser, the Board monitors investments in illiquid securities.

Various factors may be considered in determining the liquidity of a fund's investments, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

Increasing Government Debt.  The total public debt of the United States and other countries around the globe as a percent of gross domestic product has grown rapidly since the beginning of the 2008 financial downturn. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented.

A high national debt level may increase market pressures to meet government funding needs, which may drive debt cost higher and cause a country to sell additional debt, thereby increasing refinancing risk. A high national debt also raises concerns that a government will not be able to make principal or interest payments when they are due. In the worst case, unsustainable debt levels can decline the valuation of currencies, and can prevent a government from implementing effective counter-cyclical fiscal policy in economic downturns.

On August 5, 2011, Standard & Poor's Ratings Services lowered its long-term sovereign credit rating on the United States one level to "AA+" from "AAA." While Standard & Poor's Ratings Services affirmed the United States' short-term sovereign credit rating as "A-1+," there is no guarantee that Standard & Poor's Ratings Services will not decide to lower this rating in the future. Standard & Poor's Ratings Services stated that its decision was prompted by its view on the rising public debt burden and its perception of greater policymaking uncertainty. The market prices and yields of securities supported by the full faith and credit of the U.S. Government may be adversely affected by Standard & Poor's Ratings Services decisions to downgrade the long-term sovereign credit rating of the United States.

Indexed Securities  are instruments whose prices are indexed to the prices of other securities, securities indexes, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose values at maturity or coupon rates are determined by reference to a specific instrument, statistic, or measure.

Indexed securities also include commercial paper, certificates of deposit, and other fixed-income securities whose values at maturity or coupon interest rates are determined by reference to the returns of particular stock indexes. Indexed securities can be affected by stock prices as well as changes in interest rates and the creditworthiness of their issuers and may not track the indexes as accurately as direct investments in the indexes.

Mortgage-indexed securities, for example, could be structured to replicate the performance of mortgage securities and the characteristics of direct ownership.

Inflation-protected securities, for example, can be indexed to a measure of inflation, such as the Consumer Price Index (CPI).

Commodity-indexed securities, for example, can be indexed to a commodities index such as the Bloomberg Commodity Index Total Return℠.

Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the instrument or measure to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments or measures. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies. In calculating a fund's dividends, index-based adjustments may be considered income.

Insolvency of Issuers, Counterparties, and Intermediaries.  Issuers of fund portfolio securities or counterparties to fund transactions that become insolvent or declare bankruptcy can pose special investment risks. In each circumstance, risk of loss, valuation uncertainty, increased illiquidity, and other unpredictable occurrences may negatively impact an investment. Each of these risks may be amplified in foreign markets, where security trading, settlement, and custodial practices can be less developed than those in the U.S. markets, and bankruptcy laws differ from those of the U.S.

As a general matter, if the issuer of a fund portfolio security is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock have priority over the claims of common stock owners. These events can negatively impact the value of the issuer's securities and the results of related proceedings can be unpredictable.

If a counterparty to a fund transaction, such as a swap transaction, a short sale, a borrowing, or other complex transaction becomes insolvent, the fund may be limited in its ability to exercise rights to obtain the return of related fund assets or in exercising other rights against the counterparty. In addition, insolvency and liquidation proceedings take time to resolve, which can limit or preclude a fund's ability to terminate a transaction or obtain related assets or collateral in a timely fashion. Uncertainty may also arise upon the insolvency of a securities or commodities intermediary such as a broker-dealer or futures commission merchant with which a fund has pending transactions. If an intermediary becomes insolvent, while securities positions and other holdings may be protected by U.S. or foreign laws, it is sometimes difficult to determine whether these protections are available to specific trades based on the circumstances. Receiving the benefit of these protections can also take time to resolve, which may result in illiquid positions.

Interfund Borrowing and Lending Program.  Pursuant to an exemptive order issued by the SEC, a Fidelity® fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates. A Fidelity® fund will borrow through the program only when the costs are equal to or lower than the costs of bank loans. A Fidelity® fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A Fidelity® fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Investment-Grade Debt Securities.  Investment-grade debt securities include all types of debt instruments that are of medium and high-quality. Investment-grade debt securities include repurchase agreements collateralized by U.S. Government securities as well as repurchase agreements collateralized by equity securities, non-investment-grade debt, and all other instruments in which a fund can perfect a security interest, provided the repurchase agreement counterparty has an investment-grade rating. Some investment-grade debt securities may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. An investment-grade rating means the security or issuer is rated investment-grade by a credit rating agency registered as a nationally recognized statistical rating organization (NRSRO) with the SEC (for example, Moody's Investors Service, Inc.), or is unrated but considered to be of equivalent quality by a fund's adviser. For purposes of determining the maximum maturity of an investment-grade debt security, an adviser may take into account normal settlement periods.

Investment in Wholly-Owned Subsidiary.  Fidelity® Series Commodity Strategy Fund may invest up to 25% of its assets in a wholly-owned subsidiary organized under the laws of the Cayman Islands (Subsidiary).

A fund wholly owns and controls the Subsidiary, and the fund and the Subsidiary are both managed by Geode. Unlike the fund, the Subsidiary is not registered under the 1940 Act and therefore is not subject to the investor protections of the 1940 Act. The Subsidiary is expected to invest primarily in commodity-linked derivative investments. As a result, the Subsidiary is subject to risks similar to those of the fund, including the risks of investing in derivatives and commodity-linked investing in general.

By investing in the Subsidiary, a fund may gain exposure to commodities within the limits of Subchapter M of the Internal Revenue Code. Subchapter M requires, among other things, that a fund derive at least 90% of gross income from dividends, interest, and gains from the sale of securities (typically referred to as "qualifying income"). Although income from investment in commodities typically is not "qualifying income," the fund relies on a private letter ruling received by other Fidelity® funds from the Internal Revenue Service ruling that income from investment in the Subsidiary will constitute "qualifying income" under Subchapter M. Changes in U.S. or Cayman Islands laws could cause investments in the Subsidiary to fail to work as expected.

Loans and Other Direct Debt Instruments.  Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand. A fund may acquire loans by buying an assignment of all or a portion of the loan from a lender or by purchasing a loan participation from a lender or other purchaser of a participation. Fidelity® Series Emerging Markets Debt Fund, Fidelity® Series Floating Rate High Income Fund, Fidelity® Series High Income Fund, Fidelity® Series Investment Grade Bond Fund, and Fidelity® Series Real Estate Income Fund also may acquire loans directly at the time of the loan’s closing.

Lenders and purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of foreign countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Direct lending and investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the lender/purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate lenders/purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a lender/purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

For a Fidelity® fund that limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry, the fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Lower-Quality Debt Securities.  Lower-quality debt securities include all types of debt instruments that have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.

Because the risk of default is higher for lower-quality debt securities, research and credit analysis are an especially important part of managing securities of this type. Such analysis may focus on relative values based on factors such as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer, in an attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future.

A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.

Money Market Securities  are high-quality, short-term obligations. Money market securities may be structured to be, or may employ a trust or other form so that they are, eligible investments for money market funds. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If a structure fails to function as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled definitively on certain legal issues presented by certain structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by a fund.

Mortgage Securities  are issued by government and non-government entities such as banks, mortgage lenders, or other institutions. A mortgage security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage securities, such as collateralized mortgage obligations (or "CMOs"), make payments of both principal and interest at a range of specified intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage securities are based on different types of mortgages, including those on commercial real estate or residential properties. Stripped mortgage securities are created when the interest and principal components of a mortgage security are separated and sold as individual securities. In the case of a stripped mortgage security, the holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying mortgage.

Fannie Maes and Freddie Macs are pass-through securities issued by Fannie Mae and Freddie Mac, respectively. Fannie Mae and Freddie Mac, which guarantee payment of interest and repayment of principal on Fannie Maes and Freddie Macs, respectively, are federally chartered corporations supervised by the U.S. Government that act as governmental instrumentalities under authority granted by Congress. Fannie Mae and Freddie Mac are authorized to borrow from the U.S. Treasury to meet their obligations. Fannie Maes and Freddie Macs are not backed by the full faith and credit of the U.S. Government.

The value of mortgage securities may change due to shifts in the market's perception of issuers and changes in interest rates. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage securities are subject to prepayment risk, which is the risk that early principal payments made on the underlying mortgages, usually in response to a reduction in interest rates, will result in the return of principal to the investor, causing it to be invested subsequently at a lower current interest rate. Alternatively, in a rising interest rate environment, mortgage security values may be adversely affected when prepayments on underlying mortgages do not occur as anticipated, resulting in the extension of the security's effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The prices of stripped mortgage securities tend to be more volatile in response to changes in interest rates than those of non-stripped mortgage securities.

A fund may seek to earn additional income by using a trading strategy (commonly known as "mortgage dollar rolls" or "reverse mortgage dollar rolls") that involves selling (or buying) mortgage securities, realizing a gain or loss, and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities that are permissible investments for the fund. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction, a fund is entitled to interest and principal payments on the securities purchased. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. This trading strategy may increase interest rate exposure and result in an increased portfolio turnover rate which increases costs and may increase taxable gains.

Municipal Securities  are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, or financing for specific projects or public facilities. They may be issued in anticipation of future revenues and may be backed by the full taxing power of a municipality, the revenues from a specific project, or the credit of a private organization. The value of some or all municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders. A municipal security may be owned directly or through a participation interest.

Put Features  entitle the holder to sell a security back to the issuer or a third party at any time or at specified intervals. In exchange for this benefit, a fund may accept a lower interest rate. Securities with put features are subject to the risk that the put provider is unable to honor the put feature (purchase the security). Put providers often support their ability to buy securities on demand by obtaining letters of credit or other guarantees from other entities. Demand features, standby commitments, and tender options are types of put features.

Real Estate Investment Trusts.  Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Real estate investment trusts issue debt securities to fund the purchase and/or development of commercial properties. The value of these debt securities may be affected by changes in the value of the underlying property owned by the trusts, the creditworthiness of the trusts, interest rates, and tax and regulatory requirements. Real estate investment trusts are dependent upon management skill and the cash flow generated by the properties owned by the trusts. Real estate investment trusts are at the risk of the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Reforms and Government Intervention in the Financial Markets.  Economic downturns can trigger various economic, legal, budgetary, tax, and regulatory reforms across the globe. Instability in the financial markets in the wake of the 2008 economic downturn led the U.S. Government and other governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that experienced extreme volatility, and in some cases, a lack of liquidity. Reforms are ongoing and their effects are uncertain. Federal, state, local, foreign, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a fund invests, or the issuers of such instruments, in ways that are unforeseeable. Reforms may also change the way in which a fund is regulated and could limit or preclude a fund's ability to achieve its investment objective or engage in certain strategies. Also, while reforms generally are intended to strengthen markets, systems, and public finances, they could affect fund expenses and the value of fund investments.

The value of a fund's holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a fund invests. In the event of such a disturbance, the issuers of securities held by a fund may experience significant declines in the value of their assets and even cease operations, or may receive government assistance accompanied by increased restrictions on their business operations or other government intervention. In addition, it is not certain that the U.S. Government or foreign governments will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted.

Repurchase Agreements  involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. A fund may be limited in its ability to exercise its right to liquidate assets related to a repurchase agreement with an insolvent counterparty. A Fidelity® fund may engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by the fund's adviser.

Restricted Securities  are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (1933 Act), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Reverse Repurchase Agreements.  In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. A Fidelity® fund may enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by the fund's adviser. Such transactions may increase fluctuations in the market value of a fund's assets and, if applicable, a fund's yield, and may be viewed as a form of leverage.

Securities Lending.  A Fidelity® fund may lend securities to parties such as broker-dealers or other institutions, including an affiliate. Fidelity® funds for which Geode serves as sub-adviser or adviser will not lend securities to Geode or its affiliates. Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the fund with collateral in an amount at least equal to the value of the securities loaned. The fund seeks to maintain the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, the fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. For a Fidelity® fund, loans will be made only to parties deemed by the fund's adviser to be in good standing and when, in the adviser's judgment, the income earned would justify the risks.

Cash received as collateral through loan transactions may be invested in other eligible securities, including shares of a money market fund. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

Securities of Other Investment Companies,  including shares of closed-end investment companies (which include business development companies (BDCs)), unit investment trusts, and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the underlying investment company-level, such as portfolio management fees and operating expenses. Fees and expenses incurred indirectly by a fund as a result of its investment in shares of one or more other investment companies generally are referred to as "acquired fund fees and expenses" and may appear as a separate line item in a fund's prospectus fee table. For certain investment companies, such as BDCs, these expenses may be significant. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their NAV. Others are continuously offered at NAV, but may also be traded in the secondary market.

The securities of closed-end funds may be leveraged. As a result, a fund may be indirectly exposed to leverage through an investment in such securities. An investment in securities of closed-end funds that use leverage may expose a fund to higher volatility in the market value of such securities and the possibility that the fund's long-term returns on such securities will be diminished.

The extent to which a fund can invest in securities of other investment companies may be limited by federal securities laws.

A fund that seeks to track the performance of a particular index could invest in investment companies that seek to track the performance of indexes other than the index that the fund seeks to track.

Short Sales "Against the Box"  are short sales of securities that a fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding.

Short sales against the box could be used to protect the NAV of a money market fund in anticipation of increased interest rates, without sacrificing the current yield of the securities sold short. A money market fund will incur transaction costs in connection with opening and closing short sales against the box. A fund (other than a money market fund) will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

Short Sales.  Stocks underlying a fund's convertible security holdings can be sold short. For example, if a fund's adviser anticipates a decline in the price of the stock underlying a convertible security held by the fund, it may sell the stock short. If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security. Fidelity® funds that employ this strategy generally intend to hedge no more than 15% of total assets with short sales on equity securities underlying convertible security holdings under normal circumstances.

A fund will be required to set aside securities equivalent in kind and amount to those sold short (or securities convertible or exchangeable into such securities) and will be required to hold them aside while the short sale is outstanding. A fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales.

Sources of Liquidity or Credit Support.  Issuers may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, swaps, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. An adviser and its affiliates may rely on their evaluation of the credit of the issuer or the credit of the liquidity or credit enhancement provider in determining whether to purchase or hold a security supported by such enhancement. In addition, an adviser and its affiliates may rely on their evaluation of the credit of the issuer or the credit of the liquidity or credit enhancement provider for purposes of making initial and ongoing minimal credit risk determinations for a money market fund. In evaluating the credit of a foreign bank or other foreign entities, factors considered may include whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the issuer and/or entity providing the enhancement could affect the value of the security or a fund's share price.

Sovereign Debt Obligations  are issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and payment of interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. Government securities, repayment of principal and payment of interest is not guaranteed by the U.S. Government.

Stripped Securities  are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.

Privately stripped government securities are created when a dealer deposits a U.S. Treasury security or other U.S. Government security with a custodian for safekeeping. The custodian issues separate receipts for the coupon payments and the principal payment, which the dealer then sells.

Because the SEC does not consider privately stripped government securities to be U.S. Government securities for purposes of Rule 2a-7, a fund must evaluate them as it would non-government securities pursuant to regulatory guidelines applicable to money market funds.

Structured Securities  (also called "structured notes") are derivative debt securities, the interest rate on or principal of which is determined by an unrelated indicator. The value of the interest rate on and/or the principal of structured securities is determined by reference to changes in the value of a reference instrument (e.g., a security or other financial instrument, asset, currency, interest rate, commodity, or index) or the relative change in two or more reference instruments. A structured security may be positively, negatively, or both positively and negatively indexed; that is, its value or interest rate may increase or decrease if the value of the reference instrument increases. Similarly, its value or interest rate may increase or decrease if the value of the reference instrument decreases. Further, the change in the principal amount payable with respect to, or the interest rate of, a structured security may be calculated as a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s); therefore, the value of such structured security may be very volatile. Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instrument. Structured securities may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. In addition, because structured securities generally are traded over-the-counter, structured securities are subject to the creditworthiness of the counterparty of the structured security, and their values may decline substantially if the counterparty's creditworthiness deteriorates.

Commodity-linked notes are a type of structured note. Commodity-linked notes are privately negotiated structured debt securities indexed to the return of an index such as the Bloomberg Commodity Index Total Return℠, which is representative of the commodities market. They are available from a limited number of approved counterparties, and all invested amounts are exposed to the dealer's credit risk. Commodity-linked notes may be leveraged. For example, if a fund invests $100 in a three-times leveraged commodity-linked note, it will exchange $100 principal with the dealer to obtain $300 exposure to the commodities market because the value of the note will change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying index. This means a $100 note may be worth $70 if the commodity index decreased by 10 percent.

Temporary Defensive Policies.  In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If a fund does so, different factors could affect the fund's performance and the fund may not achieve its investment objective.Each Fidelity Freedom® Fund reserves the right to invest without limitation in money market funds for temporary, defensive purposes.

Transfer Agent Bank Accounts.  Proceeds from shareholder purchases of a Fidelity® fund may pass through a series of demand deposit bank accounts before being held at the fund's custodian. Redemption proceeds may pass from the custodian to the shareholder through a similar series of bank accounts.

If a bank account is registered to the transfer agent or an affiliate, who acts as an agent for the funds when opening, closing, and conducting business in the bank account, the transfer agent or an affiliate may invest overnight balances in the account in repurchase agreements. Any balances that are not invested in repurchase agreements remain in the bank account overnight. Any risks associated with such an account are investment risks of the funds. A fund faces the risk of loss of these balances if the bank becomes insolvent.

Variable and Floating Rate Securities  provide for periodic adjustments in the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate or the issuer's credit quality, sometimes subject to a cap or floor on such rate. Some variable or floating rate securities are structured with put features that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries. For purposes of determining the maximum maturity of a variable or floating rate security, a fund's adviser may take into account normal settlement periods.

Warrants.  Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

When-Issued and Forward Purchase or Sale Transactions  involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.

When purchasing securities pursuant to one of these transactions, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. Because payment for the securities is not required until the delivery date, these risks are in addition to the risks associated with a fund's investments. If a fund remains substantially fully invested at a time when a purchase is outstanding, the purchases may result in a form of leverage. When a fund has sold a security pursuant to one of these transactions, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could miss a favorable price or yield opportunity or suffer a loss.

A fund may renegotiate a when-issued or forward transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund.

A fund may also engage in purchases or sales of "to be announced" or "TBA" securities, which usually are transactions in which a fund buys or sells mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount. TBA trades can be used by a fund for investment purposes in order to gain exposure to certain securities, or for hedging purposes to adjust the risk exposure of a fund portfolio without having to restructure a portfolio. Purchases and sales of TBA securities involve risks similar to those discussed above for other when-issued and forward purchase and sale transactions. In addition, when a fund sells TBA securities, it incurs risks similar to those incurred in short sales. For example, when a fund sells TBA securities without owning or having the right to obtain the deliverable securities, it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. Also, a fund may be unable to purchase the deliverable securities if the corresponding market is illiquid. In such transactions, the fund will set aside liquid assets in an amount sufficient to offset its exposure as long as the fund's obligations are outstanding.

Zero Coupon Bonds  do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating a fund's dividend, a portion of the difference between a zero coupon bond's purchase price and its face value is considered income.

In addition to the investment policies and limitations discussed above, a fund is subject to the additional operational risk discussed below.

Considerations Regarding Cybersecurity. With the increased use of technologies such as the Internet to conduct business, a fund’s service providers are susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events and may arise from external or internal sources. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information; corrupting data, equipment or systems; or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber incidents affecting a fund’s manager, any sub-adviser and other service providers (including, but not limited to, fund accountants, custodians, transfer agents and financial intermediaries) have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with a fund’s ability to calculate its NAV, impediments to trading, the inability of fund shareholders to transact business, destruction to equipment and systems, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. Similar adverse consequences could result from cyber incidents affecting issuers of securities in which a fund invests, counterparties with which a fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and service providers for fund shareholders) and other parties. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.

While a fund’s service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, a fund cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect a fund or its shareholders. A fund and its shareholders could be negatively impacted as a result.

SPECIAL GEOGRAPHIC CONSIDERATIONS

Emerging Markets. Investments in companies domiciled in emerging market countries may be subject to potentially higher risks than investments in developed countries. These risks include: (i) less social, political, and economic stability; (ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities, or low or non-existent trading volumes; (iii) foreign exchanges and broker-dealers may be subject to less scrutiny and regulation by local authorities; (iv) local governments may decide to seize or confiscate securities held by foreign investors, local governments may restrict an investor's ability to sell or redeem securities, and/or local governments may decide to suspend or limit an issuer's ability to make dividend or interest payments; (v) local governments may limit or entirely restrict repatriation of invested capital, profits, and dividends; (vi) capital gains may be subject to local taxation, including on a retroactive basis; (vii) issuers facing restrictions on dollar or euro payments imposed by local governments may attempt to make dividend or interest payments to foreign investors in the local currency; (viii) investors may experience difficulty in enforcing legal claims related to the securities and/or local judges may favor the interests of the issuer over those of foreign investors; (ix) bankruptcy judgments may only be permitted to be paid in the local currency; (x) limited public information regarding the issuer may result in greater difficulty in determining market valuations of the securities; and (xi) infrequent financial reporting, substandard disclosure, and differences in accounting standards may make it difficult to ascertain the financial health of an issuer. In addition, unlike developed countries, many emerging countries' economic growth highly depends on exports and inflows of external capital, making them more vulnerable to the downturns of the world economy. The recent global financial crisis weakened the global demand for their exports and tightened international credit supplies, highlighting the sensitivity of emerging economies to the performance of their trading partners. As the economic growth rate of China slows and commodities enter a cyclical downturn, emerging markets may face significant economic difficulties as demand for their exports weakens. Developing countries may also face disproportionately large exposure to the negative effects of climate change, both because of geography and because they lack access to technology to adapt to its effects, which could include increased frequency and severity of natural disasters and extreme weather events such as droughts, rising sea levels, decreased crop yields, and increased spread of disease, all of which could harm performance of affected economies.

Many emerging market countries suffer from uncertainty and corruption in their legal frameworks. Legislation may be difficult to interpret and laws may be too new to provide any precedential value. Laws regarding foreign investment and private property may be weak, not enforced, or non-existent. Sudden changes in governments or the transition of regimes may result in policies that are less favorable to investors such as policies designed to expropriate or nationalize "sovereign" assets. Certain emerging market countries in the past have expropriated large amounts of private property, in many cases with little or no compensation, and there can be no assurance that such expropriation will not occur in the future.

The United States may impose economic sanctions against emerging market companies in various sectors in which the fund may invest. These sanctions, if imposed, could impair a fund's ability to meet its investment objectives. A fund may be prohibited from investing in securities issued by companies subject to such sanctions and may be required to freeze its existing investments in those companies, prohibiting the fund from selling or otherwise transacting in these investments. Such sanctions, or other intergovernmental actions that may be taken in the future, may result in the devaluation of the country's currency, a downgrade in the country's credit rating, and a decline in the value and liquidity of impacted company stocks.

Many emerging market countries in which a fund may invest lack the social, political, and economic stability characteristic of the United States. Political instability among emerging market countries can be common and may be caused by an uneven distribution of wealth, social unrest, labor strikes, civil wars, and religious oppression. Economic instability in emerging market countries may take the form of: (i) high interest rates; (ii) high levels of inflation, including hyperinflation; (iii) high levels of unemployment or underemployment; (iv) changes in government economic and tax policies, including confiscatory taxation (or taxes on foreign investments); and (v) imposition of trade barriers.

Currencies of emerging market countries are subject to significantly greater risks than currencies of developed countries. Some emerging market currencies may not be internationally traded or may be subject to strict controls by local governments, resulting in undervalued or overvalued currencies. Some emerging market countries have experienced balance of payment deficits and shortages in foreign exchange reserves. As a result, some governments have responded by restricting currency conversions. Future restrictive exchange controls could prevent or restrict a company's ability to make dividend or interest payments in the original currency of the obligation (usually U.S. dollars). In addition, even though the currencies of some emerging market countries may be convertible into U.S. dollars, the conversion rates may be artificial relative to their actual market values.

Governments of many emerging market countries have become overly reliant on the international capital markets and other forms of foreign credit to finance large public spending programs which cause huge budget deficits. Often, interest payments have become too overwhelming for these governments to meet, as these payments may represent a large percentage of a country's total GDP. Accordingly, these foreign obligations have become the subject of political debate and served as fuel for political parties of the opposition, which pressure governments not to make payments to foreign creditors, but instead to use these funds for social programs. Either due to an inability to pay or submission to political pressure, the governments have been forced to seek a restructuring of their loan and/or bond obligations, have declared a temporary suspension of interest payments, or have defaulted on their outstanding debt obligations. These events have adversely affected the values of securities issued by the governments and corporations domiciled in these emerging market countries and have negatively affected not only their cost of borrowing, but their ability to borrow in the future as well. Emerging markets have also benefited from continued monetary policies adopted by the central banks of developed countries. The U.S. Federal Reserve, however, ended its quantitative easing program in October 2014.

In addition to their over-reliance on international capital markets, many emerging economies are also highly dependent on international trade and exports, including exports of oil and other commodities. As a result, these economies are particularly vulnerable to downturns of the world economy. In recent years, emerging market economies have been subject to tightened international credit supplies and weakened global demand for their exports and, as a result, certain of these economies faced significant difficulties and some economies face recessionary concerns. Over the last decade, emerging market countries, and companies domiciled in such countries, have acquired significant debt levels. Any potential increase in U.S. interest rates could restrict the access to relatively inexpensive credit supplies and jeopardize the ability of emerging market countries to pay their respective debt service obligations. Although certain economies in emerging market countries have shown signs of growth and recovery, continued growth is dependent on the uncertain economic outlook of China, Japan, the European Union, and the United States. The reduced demand for exports and lack of available capital for investment resulting from the European crisis, a slowdown in China, and weakened global economy may inhibit growth for emerging market countries.

Canada.

Political. Canada's parliamentary system of government is, in general, stable. Quebec does have a "separatist" opposition party whose objective is to achieve sovereignty and increased self-governing legal and financial powers for the province. To date, referendums on Quebec sovereignty have been defeated. If a referendum about the independence of Quebec were successful, the Canadian federal government may be obliged to negotiate with Quebec.

Economic. Canada is a major producer of commodities such as forest products, metals, agricultural products, and energy related products like oil, gas, and hydroelectricity. Accordingly, changes in the supply and demand of base commodity resources and industrial and precious metals and materials, both domestically and internationally, can have a significant effect on Canadian market performance.

The United States is Canada's largest trading partner and developments in economic policy and U.S. market conditions have a significant impact on the Canadian economy. The expanding economic and financial integration of the United States, Canada, and Mexico through the North American Free Trade Agreement may make the Canadian economy and securities market more sensitive to North American trade patterns.

In recent years, growth slowed down in certain sectors of the Canadian economy, particularly energy extraction and manufacturing. Although the Canadian economy had suffered from a recession due, in part, to the recent global financial crisis, the Canadian economy has since recovered. However, growth forecasts remain modest, especially as commodities are in the midst of a cyclical downturn, which has adversely affected the Canadian economy. Furthermore, the relative strength of the Canadian dollar against the U.S. dollar may negatively affect Canada's ability to export, which could limit Canada's economic growth.

Europe. The European Union (EU) is an intergovernmental and supranational union of European countries spanning the continent, each known as a member state. One of the key activities of the EU is the establishment and administration of a common single market, consisting of, among other things, a common trade policy. In order to pursue this goal, member states established, among other things, the European Economic and Monetary Union (EMU), which sets out different stages and commitments that member states need to follow to achieve greater economic policy coordination and monetary cooperation, including the adoption of a single currency, the euro. While all EU member states participate in the economic union, only certain EU member states have adopted the euro as their currency. When a member state adopts the euro as its currency, the member state no longer controls its own monetary policies. Instead, the authority to direct monetary policy is exercised by the European Central Bank (ECB).

While economic and monetary convergence in the EU may offer new opportunities for those investing in the region, investors should be aware that the success of the EU is not wholly assured. European countries can be significantly affected by the tight fiscal and monetary controls that the EU governing institutions may impose on its members or with which candidates for EMU membership are required to comply. Europe must grapple with a number of challenges, any one of which could threaten the survival of this monumental undertaking. The countries adopting the euro must adjust to a unified monetary system, the absence of exchange rate flexibility, and the loss of some degree of economic sovereignty. Europe's economies are diverse, its governments are decentralized, and its cultures differ widely. Unemployment in some European countries has historically been higher than in the United States and could pose political risk, and has, since the financial crisis, reached abnormally high levels. Many EU nations are susceptible to high economic risks associated with high levels of debt, notably due to investments in sovereign debts of European countries such as Greece, Italy, Spain, Portugal, and the Republic of Ireland. One or more member states might exit the EU, placing its currency and banking system in jeopardy. The EU currently faces major issues involving its membership, structure, procedures and policies, including the successful political, economic and social integration of new member states, the EU's resettlement and distribution of refugees, and resolution of the EU's problematic fiscal and democratic accountability. Efforts of the member states to continue to unify their economic and monetary policies may increase the potential for similarities in the movements of European markets and reduce the benefit of diversification within the region.

Political. Over the last two decades, the EU has extended its membership and influence to the east. It has accepted several Eastern European countries as new members, and has engaged with several other countries regarding future enlargement. It is hoped that membership for these states will help cement economic and political stability across the region. For these countries, membership serves as a strong political impetus to engage in regulatory and political reforms and to employ tight fiscal and monetary policies. Nevertheless, certain new member states, including former Soviet satellites, remain burdened to various extents by the inherited inefficiencies of centrally planned economies similar to what existed under the Soviet Union. Further expansion of the EU has long-term economic benefits for both member states and potential expansion candidates. However, certain European countries are not viewed as currently suitable for membership, especially countries further east with less developed economies. Also, as the EU continues to enlarge, the candidate countries' accessions may grow more controversial. Some member states may repudiate certain candidate countries joining the EU upon concerns about the possible economic, immigration, and cultural implications that may result from such enlargement. The current and future status of the EU therefore continues to be the subject of political controversy, with widely differing views both within and between member states. The growth of nationalist and populist parties in both national legislatures and the European Parliament may further threaten enlargement, and impede both national and supranational governance.

The United Kingdom, in response to domestic dissatisfaction with EU governance, policies and institutions, has recently threatened to leave the EU. The ruling government has promised a referendum on continuing EU membership by the end of 2017. While all three major political parties have promised to support remaining in the EU, the outcome of any such referendum is uncertain. Furthermore, the ruling government has promised to use the referendum to renegotiate terms of the United Kingdom's membership. The threat of an exit should cause significant uncertainty over the returns of investments in both the United Kingdom and member states.

An increasingly assertive Russia poses its own set of risks for the EU. Opposition to EU expansion to members of the former Soviet bloc may prompt more intervention by Russia in the affairs of its neighbors, as seen in Ukraine since 2014 and Georgia in 2008. Effects of this interventionist stance may take various forms, including direct effects, such as export restrictions on Russia's natural resources, Russian support for separatist groups located in EU countries, or externalities of ongoing conflict, such as an influx of refugees from Ukraine, or collateral damage to foreign assets in conflict zones, all of which could negatively impact EU economic activity.

It is possible that the gap between rich and poor within the EU's member states, and particularly among new members that have not met the requirements for joining the EMU, may increase, and that realigning traditional alliances could alter trading relationships and potentially provoke divisive socioeconomic splits.

In the transition to the single economic system, significant political decisions will be made that may affect market regulation, subsidization, and privatization across all industries, from agricultural products to telecommunications.

The influx of migrants and asylum seekers, primarily from Africa and the Middle East, also poses certain risks to the EU. The ongoing civil war in Syria and economic hardship across Africa and the developing world have produced an outflow of refugees seeking resettlement in the EU. Resettlement itself may be costly for individual countries, particularly those border countries on the periphery of the EU where migrants first enter. However, the pressing questions over accepting, processing and distributing migrants have been a significant source of intergovernmental disagreements and could pose significant dangers to the integrity of the EU.

Economic. As economic conditions across member states may vary widely, there is continued concern about national-level support for the euro and the accompanying coordination of fiscal and wage policy among EMU member states. Member states must maintain tight control over inflation, public debt, and budget deficits in order to qualify for participation in the euro. These requirements severely limit EMU member states' ability to implement fiscal policy to address regional economic conditions. Moreover, member states that use the euro cannot devalue their currencies in the face of economic downturn, precluding them from stoking inflation to reduce their real debt burden and potentially rendering their exports less competitive.

The recent global financial crisis brought several small countries in Europe to the brink of bankruptcy, threatening sovereign default. Many other economies fell into recession, decreasing tax receipts and widening budget deficits. In response, many countries of Europe have implemented fiscal austerity, decreasing discretionary spending in an attempt to decrease their budget deficits. However, many European governments continue to face high levels of public debt and substantial budget deficits, some with shrinking government expenditures, which hinder economic growth in the region and may still threaten the continued viability of the EMU. Due to these large public deficits, some European issuers may continue to have difficulty accessing capital and may be dependent on emergency assistance from European governments and institutions to avoid defaulting on their outstanding debt obligations. The availability of such assistance, however, may be contingent on an issuer's implementation of certain reforms or reaching a required level of performance, which may increase the possibility of default. Such prospects could inject significant volatility into European markets, which may reduce the liquidity or value of a fund's investments in the region. Likewise, the high levels of public debt raise the possibility that certain European issuers may be forced to restructure their debt obligations, which could cause a fund to lose the value of its investments in any such issuer.

The European sovereign debt crisis, the financial crisis, and the ongoing recession in parts of Europe have weakened the banking and financial sectors of many European countries. Many institutions were saddled with high default rates on loans, found their assets hard to value, and were forced to maintain higher capital reserves under new regulations. This has led to decreased returns from finance and banking directly, and has constricted the sector's ability to lend, thus potentially reducing future returns. Further reducing the returns to the banking sector have been the historically low interest rates in Europe prompted by the ECB's expanded asset purchase program. However, the asset purchase program is but one of the ECB's recent policy actions intended to spur economic growth and ward off deflation, including quantitative easing, lowering the ECB's benchmark rate into negative territory, and opening a liquidity channel to encourage bank lending.

European policy makers took unprecedented steps to respond to the economic crisis in the region, and there is an increased risk that regulatory uncertainty could have a negative effect on the value of a fund's investments in the region. Eleven EU countries, led by France and Germany, are currently trying to pass a financial transactions tax to take effect in 2016. Although only transactions in which at least one party is located in one of the adopting nations would be subject to the tax, the extraterritorial effects are expected to be broad. Moreover, governments across the EMU are facing increasing opposition to certain crisis response measures. For example, efforts to reduce public spending in certain countries have been met with large-scale protests. As a result, many governments in the region have collapsed or been voted out of office in recent years. Leaders in some of these countries have openly questioned the sustainability of the EMU, which raises the risk that certain member states will abandon the euro or that the euro may cease to exist as a single currency in its current form. Any such occurrence would likely have wide-ranging effects on global markets that are difficult to predict. However, these effects would likely have a negative impact on a fund's investments in the region.

Although some European economies have shown signs of recovery, the fallout from the financial crisis and the ongoing debt crisis has limited the prospect of short-term growth and economic recovery in the region. Some countries have experienced stagnation, declines in GDP, and returns to recession, raising the specter that other European economies could follow suit. Economic challenges facing the region include high levels of public debt, significant rates of unemployment, aging populations, heavy regulation of non-financial businesses, persistent trade deficits, rigid labor markets, and inability to access credit. Although certain of these challenges may weigh more heavily on some European economies than others, the economic integration of the region increases the likelihood that recession in one country may spread to others. Should Europe fall into another recession, the value of a fund's investments in the region may be affected.

Currency. Investing in euro-denominated securities (or securities denominated in other European currencies) entails risk of being exposed to a currency that may not fully reflect the strengths and weaknesses of the disparate European economies. In addition, many European countries rely heavily upon export-dependent businesses and any strength in the exchange rate between the euro and the U.S. dollar can have either a positive or a negative effect upon corporate profits and the performance of EU investments. Currencies have become more volatile, subjecting a fund's foreign investments to additional risks.

Nordic Countries. The Nordic countries - Iceland, Denmark, Finland, Norway, and Sweden - relate to European integration in different ways. Norway and Iceland are outside the EU, although they are members of the European Economic Area. Denmark, Finland, and Sweden are all EU members, but only Finland has adopted the euro as its currency. Faced with stronger global competition, some Nordic countries have had to scale down their historically generous welfare programs, resulting in drops in domestic demand and increased unemployment. Major industries in the region, such as forestry, agriculture, and oil, face pressure as a result of high labor costs. Economic growth in many Nordic countries continues to be constrained by tight labor markets and adverse European and global economic conditions, particularly the decline in global commodity demand. The Nordic countries' once-vital manufacturing sector has experienced continued contraction due to outsourcing and flagging demand, spurring increasing unemployment. Although only Finland has adopted the euro, all Nordic currencies are facing deflationary pressure. Furthermore, the protracted recovery following the European crisis and the weakened global economy may limit the growth prospects of the Nordic economies.

Eastern Europe. Investing in the securities of Eastern European issuers is highly speculative and involves risks not usually associated with investing in the more developed markets of Western Europe. Political and economic reforms are too recent to establish a definite trend away from centrally planned economies and state-owned industries. Investments in Eastern European countries may involve risks of nationalization, expropriation, and confiscatory taxation.

Many Eastern European countries continue to move towards market economies at different paces with appropriately different characteristics. Most Eastern European markets suffer from thin trading activity, dubious investor protections, and often a dearth of reliable corporate information. Information and transaction costs, differential taxes, and sometimes political or transfer risk give a comparative advantage to the domestic investor rather than the foreign investor. In addition, these markets are particularly sensitive to social, political, economic, and currency events in Western Europe and Russia and may suffer heavy losses as a result of their trading and investment links to these economies and their currencies. In particular, the disruption to the Russian economy as a result of sanctions imposed by the United States and EU in connection with Russia's involvement in Ukraine may hurt Eastern European economies with close trade links to Russia. Russia may also attempt to directly assert its influence in the region through economic or military means.

In some of the countries of Eastern Europe, there is no stock exchange or formal market for securities. Such countries may also have government exchange controls, currencies with no recognizable market value relative to the established currencies of Western market economies, little or no experience in trading in securities, weak or nonexistent accounting or financial reporting standards, a lack of banking and securities infrastructure to handle such trading and a legal tradition without strongly defined property rights. Due to the value of trade and investment between Western Europe and Eastern Europe, credit and debt issues and other economic difficulties affecting Western Europe and its financial institutions can negatively affect Eastern European countries.

Eastern European economies may also be particularly susceptible to the volatility of the international credit market due to their reliance on bank related inflows of foreign capital. The recent global financial crisis restricted international credit supplies and several Eastern European economies faced significant credit and economic crises. Although some Eastern European economies are expanding again, major challenges are still present as a result of their continued dependence on the Western European zone for credit and trade. Accordingly, the European crisis may present serious risks for Eastern European economies, which may have a negative effect on a fund's investments in the region.

Several Eastern European countries on the periphery of the EU have recently been the destination for a surge of refugee and migrants fleeing the civil war in Syria and economic hardship across Africa and the developing world. While these countries have borne many of the direct costs of the surge of refugees and migrants seeking resettlement in Europe, they have also faced significant international criticism over their treatment of migrants and refugees which may dissuade foreign investors by undermining faith in these countries' governance institutions.

Japan. Japan continues to recover from a recurring recession; however, it is still vulnerable to persistent underlying systemic risks. Despite signs of economic growth, Japan is still the subject of recessionary concerns. While Japan experienced an increase in exports in recent years, the rate of export growth has since slowed. The most recent economic recession was likely compounded by Japan's massive government debt, the aging and shrinking of the population, an unstable financial sector, low domestic consumption, and certain corporate structural weaknesses, which remain some of the major long-term problems of the Japanese economy.

Overseas trade is important to Japan's economy and Japan's economic growth is significantly driven by its exports. Japan has few natural resources and must export to pay for its imports of these basic requirements. Meanwhile, Japan's aging and shrinking population increases the cost of the country's pension and public welfare system and lowers domestic demand, making Japan more dependent on exports to sustain its economy. Therefore, any developments that negatively affect Japan's exports could present risks to a fund's investments in Japan. For example, domestic or foreign trade sanctions or other protectionist measures could harm Japan's economy. Likewise, any escalation of tensions with China or South Korea over disputed territorial claims may adversely impact Japan's trading relationship with two of its largest trading partners. In addition, Japan is particularly susceptible to slowing economic growth in China, Japan's largest export market. Given that China is a large importer or Japanese goods and is a significant source of global economic growth the Chinese slowdown may negatively impact Japanese economic growth both directly and indirectly. Similarly, the European crisis and weakened global economy could present additional risks to a fund's investments in Japan.

Japan's recovery from the recession has been affected by economic distress resulting from the earthquake and resulting tsunami that struck northeastern Japan in March 2011 causing major damage along the coast, including damage to nuclear power plants in the region. Following the earthquake, Japan's financial markets fluctuated dramatically, in part due to uncertainty about the country's domestic energy supply. The government injected capital into the economy and proposed plans for massive spending on reconstruction efforts in disaster-affected areas in order to stimulate economic growth. The full extent of the natural disaster's impact on Japan's economy and foreign investment in Japan is difficult to estimate. The risks of natural disasters of varying degrees, such as earthquakes and tsunamis, and the resulting damage, continue to exist.

Successful financial sector reform would contribute to Japan's economic recovery at home and would benefit other economies in Asia. Internal conflict over the proper way to reform the banking system continues to exist. Although, Japanese banks are stable, maintaining large capital bases, they continue to face difficulties generating profits. Currency fluctuations may also significantly affect Japan's economy. In recent years, Japan has employed a program of monetary loosening, fiscal stimulus, and growth-oriented structural reform, which has generated early success in raising growth rates. Although Japan's central bank has continued its quantitative easing program, there is no guarantee such efforts will be sufficient or that additional stimulus policies will not be necessary in the future. Furthermore, the long term potential of this strategy remains uncertain, as the slow growth following the first of two planned increases in Japan's consumption tax put the second round of increases in doubt.

Asia Pacific Region (ex Japan). Many countries in the region have historically faced political uncertainty, corruption, military intervention, and social unrest. Examples include military threats on the Korean peninsula and along the Taiwan Strait, the ethnic, sectarian, and separatist violence found in Indonesia, and the nuclear arms threats between India and Pakistan. To the extent that such events continue in the future, they can be expected to have a negative effect on economic and securities market conditions in the region. In addition, the Asia Pacific geographic region has historically been prone to natural disasters. The occurrence of a natural disaster in the region could negatively impact the economy of any country in the region.

Economic. The economies of many countries in the region are heavily dependent on international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the United States, Japan, China, and the European Union. The countries in this region are also heavily dependent on exports and are thus particularly vulnerable to any weakening in global demand for these products. Many countries in the region are economically reliant on a wide range of commodity exports. Consequently, countries in this region have been adversely affected by the cyclical downturn in global commodity prices and are particularly susceptible to a slowdown in Chinese economic growth. Additionally, countries in this region have experienced high debt levels, an issue that is being compounded by weakened local currencies. The recent global financial crisis spread to the region, significantly lowering its exports and foreign investments in the region, which are driving forces of its economic growth. In addition, the economic crisis also significantly affected consumer confidence and local stock markets. Although the economies of many countries in the region have exhibited signs of growth, such improvements, if sustained, may be gradual. Furthermore, any such growth may be limited or hindered by the reduced demand for exports due to slowing growth in China, which could significantly reduce demand for the natural resources many Asia Pacific economies export. Because China has been such a major source of demand for raw materials and a supplier of foreign direct investment to exporting economies, the slowdown of the Chinese economy could significantly affect regional growth. Regional growth may also be limited by lack of available capital for investment resulting from the European crisis and weakened global economy, as well as the tapering of the monetary policies adopted by the central banks of developed countries. However, as previously indicated, the United States Federal Reserve ended its quantitative easing in October 2014.

The Republic of Korea (South Korea). Investing in South Korea involves risks not typically associated with investing in the U.S. securities markets. Investments in South Korea are, in part, dependent on the maintenance of peaceful relations with North Korea. Relations between the two remain tense, as exemplified in periodic acts of hostility, and the possibility of serious military engagement still exists.

The Korean economy's reliance on international trade makes it highly sensitive to fluctuations in international commodity prices, currency exchange rates and government regulation, and vulnerable to downturns of the world economy. South Korea has experienced modest economic growth in recent years, such continued growth may slow due, in part, to the economic slowdown in China and the increased competitive advantage of Japanese exports with the weakened yen. South Korea is particularly sensitive to the economic undulations of its four largest export markets (the European Union, Japan, United States, and China), which all face economic difficulties, including low growth rates. The economic weakness of South Korea's most important trading partners could stifle demands for South Korean exports and damage its own economic prospects. In particular, given that China is both a large importer of South Korean goods and a significant source of global demand, the Chinese slowdown may, directly or indirectly, negatively impact South Korean economic growth. The South Korean economy’s long-term challenges include a rapidly aging population, inflexible labor market, and overdependence on exports to drive economic growth.

China Region. The China Region encompasses the People's Republic of China, Taiwan, and Hong Kong. The region is highly interconnected and interdependent, with relationships and tensions built on trade, finance, culture, and politics. The economic success of China will continue to have an outsized influence on the growth and prosperity of Taiwan and Hong Kong.

Although the People's Republic of China has experienced three decades of unprecedented growth, it now faces a slowing economy. The real estate market, which many observers believed to be inflated, has begun to decline. Local governments, which had borrowed heavily to bolster growth, face high debt burdens and limited revenue sources. Demand for Chinese exports by Western countries, including the United States and Europe, may weaken due to the effects of weakened economic growth in those countries resulting from the European crisis and weakened global economy. Additionally, Chinese land reclamation projects and actions to lay claim to disputed islands have caused relations with China's regional trading partners to suffer, and could cause further disruption to regional trade. In the long run, China's ability to develop and sustain a credible legal, regulatory, monetary, and socioeconomic system could influence the course of outside investment.

Hong Kong is closely tied to China, economically and politically, following the United Kingdom's 1997 handover of the former colony to China to be governed as a Special Administrative Region. Changes to Hong Kong's legal, financial, and monetary system could negatively impact its economic prospects. Hong Kong's evolving relationship with the central government in Beijing could prove a source of future political unrest and economic disruption.

Although many Taiwanese companies heavily invest in China, a state of hostility continues to exist between China and Taiwan. Taiwan's political stability and ability to sustain its economic growth could be significantly affected by its political and economic relationship with China. Although economic and political relations have both improved, Taiwan remains vulnerable to both Chinese territorial ambitions and economic downturns.

In addition to the risks inherent in investing in the emerging markets, the risks of investing in China, Hong Kong, and Taiwan merit special consideration.

People's Republic of China. China's economy has transitioned from a rigidly central-planned state-run economy to one that has been only partially reformed by more market-oriented policies. Although the Chinese government has implemented economic reform measures, reduced state ownership of companies and established better corporate governance practices, a substantial portion of productive assets in China are still owned by the Chinese government. The government continues to exercise significant control over regulating industrial development and, ultimately, control over China's economic growth, both through direct involvement in the market through state owned enterprises, and indirectly by allocating resources, controlling access to credit, controlling payment of foreign currency-denominated obligations, setting monetary policy and providing preferential treatment to particular industries or companies.

After many years of steady growth, the growth rate of China's economy has recently slowed. Although this slowdown was to some degree intentional, as an attempt to stop certain sectors from overheating, and an attempt to shift the economy from one based on low cost export manufacturing to a model driven more by domestic consumption, it holds significant economic, social and political risks. For one, the real estate market, once rapidly growing in major cities, has slowed down and may prompt government intervention to prevent collapse. Additionally, local government debt is still very high, and local governments have few viable means to raise revenue, especially with the fall in demand for housing. Moreover, although China has tried to restructure its economy towards consumption, it remains heavily dependent on exports and is, therefore, susceptible to downturns abroad which may weaken demand for its exports and reduced foreign investments in the country. In particular, the economy faces the prospect of prolonged weakness in demand for Chinese exports as its major trading partners, such as the United States, Japan, and Europe, continue to experience economic uncertainty stemming from the European crisis and weakened global economy, among other things. Over the long term, China's aging infrastructure, worsening environmental conditions, rapid and inequitable urbanization, and quickly widening urban and rural income gap, which all carry political and economic implications, are among the country's major challenges. China also faces problems of domestic unrest and provincial separatism.

Chinese territorial claims are another source of tension and present risks to diplomatic and trade relations with certain of China's regional trade partners. Recent Chinese assertiveness, as seen in its land reclamation projects and the establishment of an Air Defense Identification Zone over islands claimed and occupied by Japan, raises fears of both accidental military conflict, and that Chinese territorial claims result in international reprisal. Such a reprisal may reduce international demand for Chinese goods and services, or causing a decline in foreign direct investment, both of which could have a negative effect on a fund's investments in the securities of Chinese issuers.

As with all transition economies, China's ability to develop and sustain a credible legal, regulatory, monetary, and socioeconomic system could influence the course of outside investment. The Chinese legal system, in particular, constitutes a significant risk factor for investors. The Chinese legal system is based on statutes. Since the late 1970s, Chinese legislative bodies have promulgated laws and regulations dealing with various economic matters such as foreign investment, corporate organization and governance, commerce, taxation, and trade. However, these laws are relatively new and published court decisions based on these laws are limited and non-binding. The interpretation and enforcement of these laws and regulations are uncertain.

China continues to limit direct foreign investments generally in industries deemed important to national interests. Foreign investment in domestic securities is also subject to substantial restrictions. Securities listed on China's two main stock exchanges are divided into two classes. One of the two classes is limited to domestic investors (and a small group of qualified international investors), while the other is available to both international and domestic investors. Although the Chinese government has announced plans to merge the two markets, it is uncertain whether and to what extent such a merger will take place. The existing bifurcated system raises liquidity and stability concerns. Some believe that China's currency is undervalued. Currency fluctuations could significantly affect China and its trading partners. China continues to exercise control over the value of its currency, rather than allowing the value of the currency to be determined by market forces. This type of currency regime may experience sudden and significant currency adjustments, which may adversely impact investment returns. One such currency adjustment occurred recently, in which China purposefully devalued the yuan in an effort to bolster economic growth.

Additionally, China's stock market has experienced tumult and high volatility, which has prompted the Chinese government to implement a number of policies and restrictions with regards to the securities market. For instance, the government implemented a temporary moratorium on the sale of certain securities, subject to certain conditions. While these actions are aimed at maintaining growth and stability in the stock market, investors in Chinese securities may be negatively affected by, among other things, disruptions in the ability to sell securities for compliance with investment objectives or when most advantageous given market conditions. It is not clear what the long-term effect of these policies will be on the securities market in China or whether additional actions by the government will occur in the future.

Hong Kong. In 1997, the United Kingdom handed over control of Hong Kong to the People's Republic of China. Since that time, Hong Kong has been governed by a semi-constitution known as the Basic Law, while defense and foreign affairs are the responsibility of the central government in Beijing. The chief executive of Hong Kong is appointed by the Chinese government. However, Hong Kong is able to participate in international organizations and agreements and it continues to function as an international financial center, with no exchange controls, free convertibility of the Hong Kong dollar and free inward and outward movement of capital. The Basic Law also guarantees existing freedoms, including the freedom of speech, assembly, press, and religion, as well as the right to strike and travel. Business ownership, private property, the right of inheritance and foreign investment are also protected by law. By treaty, China has committed to preserve Hong Kong's high degree of autonomy in certain matters until 2047. However, recent protests in Hong Kong over political, economic, and legal freedoms, and the Chinese government's response to them, demonstrate the political uncertainty within Hong Kong and there is no guarantee that additional protests will not arise in the future.

Hong Kong has experienced strong economic growth in recent years due, in part, to its close ties with China and a strong service sector, but Hong Kong still faces concerns over overheating in certain sectors of its economy, such as its real estate market, which could limit Hong Kong's future growth. In addition, because of Hong Kong's heavy reliance on international trade and global financial markets, Hong Kong remains exposed to significant risks as a result of the European crisis and weakened global economy. Likewise, due to Hong Kong's close political and economic ties with China, the economic slowdown on the mainland has had a negative impact on Hong Kong's economy.

Taiwan. For decades, a state of hostility has existed between Taiwan and the People's Republic of China. China has long deemed Taiwan a part of the "one China" and has made a nationalist cause of recovering it. In the past, China has staged frequent military provocations off the coast of Taiwan and made threats of full-scale military action. However, tensions have lowered, exemplified by improved relations, including the first official contacts between the governments on China and Taiwan since 1949. Foreign trade has been the engine of rapid growth in Taiwan and has transformed the island into one of Asia's great exporting nations. As an export-oriented economy, Taiwan depends on an open world trade regime and remains vulnerable to downturns in the world economy. Taiwanese companies continue to compete mostly on price, producing generic products or branded merchandise on behalf of multinational companies. Accordingly, these businesses can be particularly vulnerable to currency volatility and increasing competition from neighboring lower-cost countries. Moreover, many Taiwanese companies are heavily invested in mainland China and other countries throughout Southeast Asia, making them susceptible to political events and economic crises in these parts of the region. The economic slowdown in China has prompted China to ease monetary policy in an effort to stabilize growth prospects. Significantly, Taiwan and China recently entered into agreements covering banking, securities, and insurance. Closer economic links with the mainland may bring greater opportunities for the Taiwanese economy, but also poses new challenges. For example, foreign direct investment in China has resulted in Chinese import substitution away from Taiwan's exports and a restriction of potential job creation in Taiwan. More recently, Taiwan has sought to diversify its export markets and reduce its dependence on the Chinese market by increasing exports to the United States, Japan, Europe, and other Asian countries. In addition, the lasting effects of the European crisis and weakened global economy may reduce demand for Taiwan's exports, which could cause the economy to face a recession.

India. The value of a fund's investments in Indian securities may be affected by, among other things, political developments, rapid changes in government regulation, state intervention in private enterprise, nationalization or expropriation of foreign assets, legal uncertainty, high rates of inflation or interest rates, currency volatility, and civil unrest. Moreover, the Indian economy remains vulnerable to natural disasters, such as droughts and monsoons. In addition, any escalation of tensions with Pakistan may have a negative impact on a fund's investments in India. Likewise, political, social and economic disruptions caused by domestic sectarian violence or terrorist attacks may also present risks to a fund's investments in India.

The Indian economy is heavily dependent on exports and services provided to U.S. and European companies, and is vulnerable to any weakening in global demand for these products and services. In recent years, rising wages have chipped away at India's competitive advantage in certain service sectors. A slowdown in the manufacturing sector, a large fiscal deficit, and persistent inflation have led to several years of tepid economic growth in India. While the economic growth rate has risen more recently, it is uncertain whether higher growth rates are sustainable without more fundamental governance reforms.

Furthermore, restrictions or controls applicable to foreign investment in the securities of issuers in India may also adversely affect a fund's investments within the country. The availability of financial instruments with exposure to Indian financial markets may be substantially limited by restrictions on foreign investors. Foreign investors are required to observe certain investment restrictions, including limits on shareholdings, which may impede a fund's ability to invest in certain issuers or to fully pursue its investment objective. These restrictions may also have the effect of reducing demand for, or limiting the liquidity of, such investments. There can be no assurance that the Indian government will not impose restrictions on foreign capital remittances abroad or otherwise modify the exchange control regime applicable to foreign investors in such a way that may adversely affect the ability of a fund to repatriate their income and capital.

Shares of many Indian issuers are held by a limited number of persons and financial institutions, which may limit the number of shares available for investment. In addition, further issuances of securities by Indian issuers in which a fund has invested could dilute the investments of existing shareholders and could adversely affect the market price of such securities. Sales of securities by such issuer's major shareholders may also significantly and adversely affect other shareholders. Moreover, a limited number of issuers represent a disproportionately large percentage of market capitalization and trading value in India.

Recently, the Indian government has sought to implement numerous reforms to the economy, including efforts to bolster the Indian manufacturing sector and entice foreign direct investment. However, such reformation efforts have proven difficult and there is no guarantee that such reforms will be implemented or that they will be implemented in a manner that benefits investors.

Indonesia. Over the last decade, Indonesia has applied prudent macroeconomic efforts and policy reforms that have led to modest growth in recent years, but many economic development problems remain, including high unemployment, a fragile banking sector, endemic corruption, inadequate infrastructure, a poor investment climate, inflationary pressures and unequal resource distribution among regions. These problems may limit the country's ability to contain the severe and negative impact of the recent global financial crisis on its economy. In addition, Indonesia continues to be at risk of ethnic, sectarian, and separatist violence. Furthermore, slow budgetary disbursements have created challenges for government programs related to infrastructure, secondary education, and certain social policies.

Indonesia's dependence on resource extraction and export leaves it vulnerable to a slowdown of economies of its trading partners and a decline in commodity prices more generally. Commodity prices are in the midst of a cyclical downturn, which has adversely affected the exports of Indonesia's economy. Indonesia is particularly vulnerable to the effects of the slowdown in China, which has been a major source of demand growth for Indonesia's commodity exports. Should Chinese growth continue to slow, or worse, tip into recession, Indonesian growth will be strongly affected. Indonesia is also vulnerable to further weakness in Japan, which remains Indonesia's largest single export market. Additionally, Indonesia has lately faced the headwinds of high inflation and falling foreign direct investment, the latter spurred, in part, by statements in favor of economic nationalism, from the president that followed the enforcement of several laws intended to disadvantages foreign investors by limiting the share of local businesses foreigners may own. Keys to future growth remain internal reform, peaceful resolution of internal conflicts, bolstering the confidence of international and domestic investors, and strong global economic growth.

Thailand. Thailand has well-developed infrastructure and a free-enterprise economy, which is both conducive and enticing to certain foreign investment. While Thailand experienced an increase in exports in recent years, the rate of export growth has since slowed, in part due to weakness in commodity prices and the economic slowdown in China. Moreover, Thailand has pursued preferential trade agreements with a variety of partners in an effort to boost exports and maintain high growth. However, weakening fiscal discipline, separatist violence in the south, the intervention by the military in civilian spheres, and continued political instability may cause additional risks for investments in Thailand. The risk of political instability has proven substantial, as the protests, disputed election, government collapse, and coup of 2014 have led to short term declines in GDP, a collapse of tourism, and a decrease in foreign direct investment. The military junta continues to retain control of the government and has not indicated a willingness to cede power, persistently delaying the return of democratic elections. Such uncertainty regarding the return of democratic governance to Thailand could jeopardize the maintenance of economic growth.

Long term, Thailand's economy faces challenges including an aging population, outdated infrastructure, and an inadequate education system. Thailand's cost of labor has risen rapidly in recent years, threatening its status as a low cost manufacturing hub. In addition, natural disasters may affect economic growth in the country. For example, in late 2011, historic floods devastated industrial areas north of Bangkok, which severely harmed Thailand's manufacturing sector and reduced the country's economic growth. Thailand continues to be vulnerable to weak economic growth of its major trading partners, particularly China and Japan. Additionally, Thailand's economy continues to be hampered by concerns of tapering of the monetary policies adopted by the central banks of developed countries. However, as previously indicated, the United States Federal Reserve ended its quantitative easing in October 2014.

Philippines. The economy of the Philippines has benefitted from its relatively low dependence on exports and high domestic rates of consumption, as well as substantial remittances received from large overseas populations. Although the economy of the Philippines has grown quickly in recent years, there can be no assurances that such growth will continue. Like other countries in the Asia Pacific region, the Philippines' growth in recent years has been reliant, in part, on exports to larger economies, notably the United States, Japan and China. Given that China is a large importer and source of global demand, the Chinese slowdown may, directly or indirectly, negatively impact Philippine economic growth. Additionally, lower economic growth abroad may lead to lower remittances from Filipino emigrants abroad, negatively impacting economic growth in the Philippines. Furthermore, certain weaknesses in the economy, such as inadequate infrastructure, high poverty rates, uneven wealth distribution, low fiscal revenues, endemic corruption, inconsistent regulation, unpredictable taxation, unreliable judicial processes, and the appropriation of foreign assets may present risks to a fund's investments in the Philippines. In addition, investments in the Philippines are subject to risks arising from political or social unrest, including threats from military coups, terrorist groups and separatist movements. Likewise, the Philippines is prone to natural disasters such as typhoons, tsunamis, earthquakes and flooding, which may also present risks to a fund's investments in the Philippines.

Latin America. As an emerging market, Latin America historically suffered from social, political, and economic instability. For investors, this has meant additional risk caused by periods of regional conflict, political corruption, totalitarianism, protectionist measures, nationalization, hyperinflation, debt crises, sudden and large currency devaluation, and intervention by the military in civilian and economic spheres. For example, at times the government of Brazil has imposed a tax on foreign investment in Brazilian stocks and bonds, which may affect the value of a fund's investments in the securities of Brazilian issuers. However, in some Latin American countries, a move to sustainable democracy and a more mature and accountable political environment is under way. Domestic economies have been deregulated, privatization of state-owned companies is almost completed and foreign trade restrictions have been relaxed.

Nonetheless, to the extent that events such as those listed above continue in the future, they could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region. In addition, recent favorable economic performance in much of the region has led to a concern regarding government overspending in certain Latin American countries. Investors in the region continue to face a number of potential risks. Certain Latin American countries depend heavily on exports to the United States and investments from a small number of countries. Accordingly, these countries may be sensitive to fluctuations in demand, exchange rates and changes in market conditions associated with those countries. The economic growth of most Latin American countries is highly dependent on commodity exports and the economies of certain Latin American countries, particularly Mexico and Venezuela, are highly dependent on oil exports. As a result, these economies are particularly susceptible to fluctuations in the price of oil and other commodities and currency fluctuations. The prices of oil and other commodities are in the midst of a cyclical downturn, driven, in part, by the slowdown in growth in China. If growth in China remains slow, or if global economic conditions worsen, Latin American countries may face significant economic difficulties. Although certain Latin American countries have recently shown signs of improved economic growth, such improvements, if sustained, may be gradual. In addition, prolonged economic difficulties may have negative effects on the transition to a more stable democracy in some Latin American countries. In certain countries, political risk, including nationalization risk, is high.

A number of Latin American countries are among the largest debtors of developing countries and have a long history of reliance on foreign debt and default. The majority of the region's economies have become highly dependent upon foreign credit and loans from external sources to fuel their state-sponsored economic plans. Historically, government profligacy and ill-conceived plans for modernization have exhausted these resources with little benefit accruing to the economy. Most countries have been forced to restructure their loans or risk default on their debt obligations. In addition, interest on the debt is subject to market conditions and may reach levels that would impair economic activity and create a difficult and costly environment for borrowers. Accordingly, these governments may be forced to reschedule or freeze their debt repayment, which could negatively affect local markets. Most recently, Argentina defaulted on its debt after a U.S. court ruled that payments to a majority of bondholders (who had settled for lower rates of repayment) could not be made so long as holdout bondholders were not paid the full value of their bonds. In addition to restricting Argentina's ability to issue new debt, and therefore fund its government, the ruling increases the risk of default on all sovereign debt containing such clauses, of which there is still an estimated $100 billion outstanding.

Because of their dependence on foreign credit and loans, a number of Latin American economies faced significant economic difficulties and some economies fell into recession as the recent global financial crisis tightened international credit supplies. These credit supply issues may be exacerbated if the U.S. Federal Reserve raises interest rates, potentially jeopardizing various countries' ability to service debt obligations or to service such obligations in a timely manner. While the region has recently shown some mixed signs of economic improvement, recovery from past economic downturns in Latin America has historically been slow, and any such recovery, if sustained, may be gradual. The ongoing effects of the European crisis and weakened global economy may reduce demand for exports from Latin America and limit the availability of foreign credit for some countries in the region. As a result, a fund's investments in Latin American securities could be harmed if economic recovery in the region is limited.

Russia. Investing in Russian securities is highly speculative and involves significant risks and special considerations not typically associated with investing in the securities markets of the United States and most other developed countries.

Political. Over the past century, Russia has experienced political and economic turbulence and has endured decades of communist rule under which tens of millions of its citizens were collectivized into state agricultural and industrial enterprises. Since the collapse of the Soviet Union, Russia's government has been faced with the daunting task of stabilizing its domestic economy, while transforming it into a modern and efficient structure able to compete in international markets and respond to the needs of its citizens. However, to date, many of the country's economic reform initiatives have floundered or been retrenched. In this environment, political and economic policies could shift suddenly in ways detrimental to the interest of foreign and private investors.

In the last few years, as significant income from oil and commodity exports boosted Russia's economic growth, the Russian government began to re-assert its regional geopolitical influence, including most recently its military intervention in Ukraine and engagement in Syria. The involvement in Ukraine has increased tensions between Russia and its neighbors and the West, resulting in the United States and EU placing sanctions on the Russian financial, energy, and defense sectors, as well as targeting top Kremlin officials. These sanctions, combined with a collapse in energy and commodity prices, have had the effect of slowing the Russian economy, which has fallen into recession in their wake. Additionally, the conflict has caused capital flight, loss of confidence in Russian sovereign debt, and a retaliatory import ban by Russia that has helped stoke inflation. Further possible actions by Russia, including restricting gas exports to Ukraine and countries downstream, or provoking another military conflict elsewhere in Eastern Europe could lead to greater consequences for the Russian economy.

Economic. Many Russian businesses are inefficient and uncompetitive by global standards due to systemic corruption, regulatory favoritism for government affiliated enterprises, or the legacy of old management teams and techniques left over from the command economy of the Soviet Union. Poor accounting standards, inept management, pervasive corruption, insider trading and crime, and inadequate regulatory protection for the rights of investors all pose a significant risk, particularly to foreign investors. In addition, enforcement of the Russian tax system is prone to inconsistent, arbitrary, retroactive, and/or exorbitant taxation.

Compared to most national stock markets, the Russian securities market suffers from a variety of problems not encountered in more developed markets. There is little long-term historical data on the Russian securities market because it is relatively new and a substantial proportion of securities transactions in Russia are privately negotiated outside of stock exchanges. The inexperience of the Russian securities market and the limited volume of trading in securities in the market may make obtaining accurate prices on portfolio securities from independent sources more difficult than in more developed markets. Additionally, there is little solid corporate information available to investors. As a result, it may be difficult to assess the value or prospects of an investment in Russian companies.

Because of the recent formation of the Russian securities market as well as the underdeveloped state of the banking and telecommunications systems, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act) is defined according to entries in the company's share register and normally evidenced by extracts from the register or by formal share certificates. However, these services are carried out by the companies themselves or by registrars located throughout Russia. These registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity and it is possible for a fund to lose its registration through fraud, negligence, or even mere oversight. While a fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive a fund of its ownership rights or improperly dilute its interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Furthermore, significant delays or problems may occur in registering the transfer of securities, which could cause a fund to incur losses due to a counterparty's failure to pay for securities the fund has delivered or the fund's inability to complete its contractual obligations because of theft or other reasons. The 2012 designation of the National Settlement Depository (NSD) as the exclusive settlement organization for all publicly traded Russian companies and investment funds has enhanced the efficiency and transparency of the Russian securities market. Additionally, recent agreements between the NSD and foreign central securities depositories and settlement organizations have allowed for simpler and more secure access for foreign investors as well.

The Russian economy is heavily dependent upon the export of a range of commodities including most industrial metals, forestry products, oil, and gas. Accordingly, it is strongly affected by international commodity prices and is particularly vulnerable to any weakening in global demand for these products. Furthermore, the sale and use of certain strategically important commodities, such as gas, may be dictated by political, rather than economic, considerations.

As the recent global financial crisis caused price volatility in commodities, especially oil, many sectors in the Russian economy fell into turmoil, pushing the whole economy into recession. In addition, prior to the global financial crisis, Russia's economic policy encouraged excessive foreign currency borrowing as high oil prices increased investor appetite for Russian financial assets. As a result of this credit boom, Russia reached alarming debt levels and suffered from the effects of tight credit markets. Russia continues to face significant economic challenges, including weak levels of investment and a sluggish recovery in external demand. In the near term, the fallout from the European crisis, slowing growth rates in China, and weakened global economy may reduce demand for Russian exports such as oil and gas, which could limit Russia's economic growth. Over the long-term, Russia faces challenges including a shrinking workforce, a high level of corruption, and difficulty in accessing capital for smaller, non-energy companies and poor infrastructure in need of large investments.

Currency. Foreign investors also face a high degree of currency risk when investing in Russian securities and a lack of available currency hedging instruments. The Russian ruble has recently been subject to significant devaluation pressure due to the fall in commodity prices and the collapse in the value of Russian exports. Although the Russian Central Bank has spent significant foreign exchange reserves to maintain the value of the ruble, such reserves are finite. Therefore, any investment denominated in rubles may be subject to significant devaluation in the future. In August 1998, Russia devalued the ruble, defaulted on short-term domestic bonds, and imposed a moratorium on the repayment of its international debt and the restructuring of the repayment terms. These actions negatively affected Russian borrowers' ability to access international capital markets and damaged the Russian economy. Although official sovereign debt to GDP figures are low for a developed economy, sovereign default remains a risk, as reflected in the recent downgrade of Russian sovereign debt by Moody's. Even absent a sovereign default, foreign investors could face the possibility of further devaluations. There is the risk that the government may impose capital controls on foreign portfolio investments in the event of extreme financial or political crisis. Such capital controls could prevent the sale of a portfolio of foreign assets and the repatriation of investment income and capital. Such risks have led to heightened scrutiny of Russian liquidity conditions, which in turn creates a heightened risk of the repatriation of ruble assets by nervous foreign investors. The recent economic turmoil in Russia caused the Russian ruble to depreciate as unemployment levels increased and global demand for oil exports decreased. In particular, the recent collapse in energy prices has shrunk the value of Russian exports and further weakened both the value of the ruble and the finances of the Russian state. The Russian economy has also suffered following the conflict in Ukraine, as a result of significant capital flight from the country. The pressure put on the ruble caused by this divestment has been compounded by the sanctions from the United States and EU, leading to further depreciation, a limitation of the ruble's convertibility, and an increase in inflation. The Russian central bank may need to manage bank liquidity carefully, including deploying its large quantity of foreign exchange reserves, to avoid worse fallout.

The Middle East and Africa. Investing in Middle Eastern and African securities is highly speculative and involves significant risks and special considerations not typically associated with investing in the securities markets of the United States and most other developed countries.

Political. Many Middle Eastern and African countries historically have suffered from political instability. Despite a growing trend towards democratization, especially in Africa, significant political risks continue to affect some Middle Eastern and African countries. These risks may include substantial government control over the private sector, corrupt leaders, civil unrest, suppression of opposition parties that can lead to further dissidence and militancy, fixed elections, terrorism, coups, and war. In the last several years, several countries in the Middle East and North Africa have experienced pro-democracy movements that resulted in swift regime changes. In some instances where pro-democracy movements successfully toppled regimes, the stability of successor regimes has proven weak, as evidenced, for example, in Egypt. In other instances, these changes have devolved into armed conflict involving local factions, regional allies or international forces, and even protracted civil wars, such as Libya, or most notably, Syria.

The protracted civil war in Syria has given rise to numerous militias, terrorist groups, and most notably, the proto-state of ISIS. The conflict has disrupted oil production across Syria and Iraq, effectively destroyed the economic value of large portions of the region, and caused a massive exodus of refugees into neighboring states, which further threatens government infrastructure of the refuge countries. Although the conflict is relatively isolated, there is a significant risk of it metastasizing as the civil war draws in more regional states and ISIS spreads an extremist ideology.

These regime changes, in the short term, have affected the status and speed of economic reforms in the region. Because many Middle East and African nations have a history of dictatorship, military intervention, and corruption, there can be no guarantee that recent movements toward a more democratic process will continue. Therefore, the long term effects of the ongoing regime changes are largely unpredictable. In addition, there is an increasing risk that historical animosities, border disputes, or defense concerns may lead to further armed conflict in the region. In all regions, such developments could have a negative effect on economic growth and reverse favorable trends toward economic and market reform, privatization, and the removal of trade barriers. Such developments could also result in significant disruptions in securities markets.

The economies of West Africa, after growing quickly for several years, have recently faced serious disruptions representing considerable risks for investors. In Nigeria, now Africa's largest economy, radical groups have led a disruptive insurgency in the country's north. In addition, the recently quelled outbreak of Ebola in West Africa has shown the vulnerabilities of political institutions and health care systems in the face of crisis.

Economic. Middle Eastern and African countries historically have suffered from economic instability. Underdeveloped infrastructure, high unemployment rates, a comparatively unskilled labor force, and inconsistent access to capital have contributed to economic instability in the region. Furthermore, certain Middle Eastern and African markets may face a higher concentration of market capitalization, greater illiquidity and greater price volatility than that found in more developed markets of Western Europe or the United States. Additionally, certain countries in the region have a history of nationalizing or expropriating foreign assets, which could cause a fund to lose the value of its investments in those countries. Despite a growing trend towards economic diversification, many Middle Eastern and African economies remain heavily dependent upon a limited range of commodities. These include gold, silver, copper, cocoa, diamonds, natural gas and petroleum. These economies are greatly affected by international commodity prices and are particularly vulnerable to any weakening in global demand for these products. The recent decrease in global commodity demand, particularly the collapse in the price of oil, has caused certain countries in the region to face significant economic difficulties. As a result, many countries have been forced to scale down their infrastructure investment and the size of their public welfare systems, which could have long-term economic, social, and political implications.

South Africa, Africa's second largest economy, is the largest destination for foreign direct investment on the continent. The country has a two-tiered, developing economy with one tier similar to that of a developed country and the second tier having only the most basic infrastructure. High interest rates, power shortages, and weakening commodities prices, along with the recent economic crisis, caused South Africa to enter a recession in 2009 for the first time in 18 years. The South African Government, both before and during the recession, implemented policies designed to reduce trade and investment restrictions and privatize certain industries. However, ethnic and civil conflicts, the HIV health crisis, uncertainty surrounding government policy, and political instability have led to uneven wealth distribution within the country and may cause additional risks for investments in South Africa. These problems likely compounded the economic difficulties that South Africa faced as the negative effects of the global financial crisis spread to the country. Although the South African economy has recently shown signs of recovery, growth has been sluggish and may continue to be gradual as political, social, and labor unrest could affect the South African economy. In addition, reduced demand for South African exports due to the lasting effects of the European crisis and weakened global economy may limit any such recovery.

Currency. Certain Middle Eastern and African countries have currencies pegged to the U.S. dollar or euro, rather than free-floating exchange rates determined by market forces. Although normally a source of stability, these pegs, if abandoned, may cause sudden and significant currency adjustments, which may adversely impact investment returns.

PORTFOLIO TRANSACTIONS

Orders for the purchase or sale of portfolio securities (normally, shares of underlying Fidelity® funds) are placed on behalf of a fund by FMRC (either itself or through its affiliates) pursuant to authority contained in the management contract.

FMRC may be responsible for the placement of portfolio securities transactions for other investment companies and investment accounts for which it has or its affiliates have investment discretion.

A fund will not incur any commissions or sales charges when it invests in underlying Fidelity® funds, but it may incur such costs if it invests directly in other types of securities.

Purchases and sales of equity securities on a securities exchange or OTC are effected through brokers who receive compensation for their services. Generally, compensation relating to securities traded on foreign exchanges will be higher than compensation relating to securities traded on U.S. exchanges and may not be subject to negotiation. Compensation may also be paid in connection with principal transactions (in both OTC securities and securities listed on an exchange) and agency OTC transactions executed with an electronic communications network (ECN) or an alternative trading system. Equity securities may be purchased from underwriters at prices that include underwriting fees.

Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal. Although there is no stated brokerage commission paid by a fund for any fixed-income security, the price paid by a fund to an underwriter includes the disclosed underwriting fee and prices in secondary trades usually include an undisclosed dealer commission or markup reflecting the spread between the bid and ask prices of the fixed-income security. New issues of equity and fixed-income securities may also be purchased in underwritten fixed price offerings.

The Trustees of each fund periodically review FMRC's performance of its responsibilities in connection with the placement of portfolio securities transactions on behalf of each fund. The Trustees also review the compensation paid by each fund over representative periods of time to determine if it was reasonable in relation to the benefits to the fund.

The Selection of Securities Brokers and Dealers

FMRC or its affiliates generally have authority to select securities brokers (whether acting as a broker or a dealer) to place or execute a fund's portfolio securities transactions. In selecting securities brokers, including affiliates of FMRC, to execute a fund's portfolio securities transactions, FMRC or its affiliates consider the factors they deem relevant in the context of a particular trade and in regard to FMRC's or its affiliates' overall responsibilities with respect to the fund and other investment accounts, including any instructions from the fund's portfolio manager, which may emphasize, for example, speed of execution over other factors. Based on the factors considered, FMRC or its affiliates may choose to execute an order using ECNs or venues, including algorithmic trading, crossing networks, direct market access and program trading, or by actively working an order. Other possibly relevant factors may include, but are not limited to, the following: price; the size and type of the securities transaction; the reasonableness of compensation to be paid, including spreads and commission rates; the speed and certainty of trade executions, including broker willingness to commit capital; the nature and characteristics of the markets for the security to be purchased or sold, including the degree of specialization of the broker in such markets or securities; the availability of liquidity in the security, including the liquidity and depth afforded by a market center or market-maker; the reliability of a market center or broker; the broker's overall trading relationship with FMRC or its affiliates; the trader's assessment of whether and how closely the broker likely will follow the trader's instructions to the broker; the degree of anonymity that a particular broker or market can provide; the potential for avoiding or lessening market impact; the execution services rendered on a continuing basis; the execution efficiency, settlement capability, and financial condition of the broker or dealer; arrangements for payment of fund expenses, if applicable; and the provision of additional brokerage and research products and services, if applicable.

The trading desks through which FMRC or its affiliates may execute trades are instructed to execute portfolio transactions on behalf of the funds based on the quality of execution without any consideration of brokerage and research products and services the broker or dealer may provide. The administration of brokerage and research products and services is managed separately from the trading desks, which means that traders have no responsibility for administering soft dollar activities.

In seeking best qualitative execution for portfolio securities transactions, FMRC or its affiliates may select a broker that uses a trading method, including algorithmic trading, for which the broker may charge a higher commission than its lowest available commission rate. FMRC or its affiliates also may select a broker that charges more than the lowest commission rate available from another broker. FMRC or its affiliates may execute an entire securities transaction with a broker and allocate all or a portion of the transaction and/or related commissions to a second broker where a client does not permit trading with an affiliate of FMRC or in other limited situations. In those situations, the commission rate paid to the second broker may be higher than the commission rate paid to the executing broker. For futures transactions, the selection of an FCM is generally based on the overall quality of execution and other services provided by the FCM. FMRC or its affiliates may choose to execute futures transactions electronically.

The Acquisition of Brokerage and Research Products and Services

Brokers (who are not affiliates of FMRC) that execute transactions for a fund may receive higher compensation from the fund than other brokers might have charged the fund, in recognition of the value of the brokerage or research products and services they provide to FMRC or its affiliates.

Research Products and Services.  These products and services may include, when permissible under applicable law: economic, industry, company, municipal, sovereign (U.S. and non-U.S.), legal, or political research reports; market color; company meeting facilitation; compilation of securities prices, earnings, dividends and similar data; quotation services, data, information and other services; analytical computer software and services; and investment recommendations. In addition to receiving brokerage and research products and services via written reports and computer-delivered services, such reports may also be provided by telephone and in-person meetings with securities analysts, corporate and industry spokespersons, economists, academicians and government representatives and others with relevant professional expertise. FMRC or its affiliates may request that a broker provide a specific proprietary or third-party product or service. Some of these brokerage and research products and services supplement FMRC's or its affiliates' own research activities in providing investment advice to the funds.

Execution Services.  In addition, brokerage and research products and services may include, when permissible under applicable law, those that assist in the execution, clearing, and settlement of securities transactions, as well as other incidental functions (including, but not limited to, communication services related to trade execution, order routing and algorithmic trading, post-trade matching, exchange of messages among brokers or dealers, custodians and institutions, and the use of electronic confirmation and affirmation of institutional trades).

Mixed-Use Products and Services.  Although FMRC or its affiliates do not use fund commissions to pay for products or services that do not qualify as brokerage and research products and services, they may use commission dollars to obtain certain products or services that are not used exclusively in FMRC's or its affiliates' investment decision-making process (mixed-use products or services). In those circumstances, FMRC or its affiliates will make a good faith judgment to evaluate the various benefits and uses to which they intend to put the mixed-use product or service, and will pay for that portion of the mixed-use product or service that does not qualify as brokerage and research products and services with their own resources (referred to as "hard dollars").

Benefit to FMRC.  FMRC's or its affiliates' expenses likely would be increased if they attempted to generate these additional brokerage and research products and services through their own efforts, or if they paid for these brokerage and research products or services with their own resources. To minimize the potential for conflicts of interest, the trading desks through which FMRC or its affiliates may execute trades are instructed to execute portfolio transactions on behalf of the funds based on the quality of execution without any consideration of brokerage and research products and services the broker or dealer may provide. The administration of brokerage and research products and services is managed separately from the trading desks, which means that traders have no responsibility for administering soft dollar activities. Furthermore, certain of the brokerage and research products and services that FMRC or its affiliates receive are furnished by brokers on their own initiative, either in connection with a particular transaction or as part of their overall services. Some of these brokerage and research products or services may be provided at no additional cost to FMRC or its affiliates or have no explicit cost associated with them. In addition, FMRC or its affiliates may request that a broker provide a specific proprietary or third-party product or service, certain of which third-party products or services may be provided by a broker that is not a party to a particular transaction and is not connected with the transacting broker's overall services.

FMRC's Decision-Making Process.  In connection with the allocation of fund brokerage, FMRC or its affiliates make a good faith determination that the compensation paid to brokers and dealers is reasonable in relation to the value of the brokerage and/or research products and services provided to FMRC or its affiliates, viewed in terms of the particular transaction for a fund or FMRC's or its affiliates' overall responsibilities to that fund or other investment companies and investment accounts for which FMRC or its affiliates have investment discretion; however, each brokerage and research product or service received in connection with a fund's brokerage may not benefit the fund. While FMRC or its affiliates may take into account the brokerage and/or research products and services provided by a broker or dealer in determining whether compensation paid is reasonable, neither FMRC, its affiliates, nor the funds incur an obligation to any broker, dealer, or third party to pay for any brokerage and research product or service (or portion thereof) by generating a specific amount of compensation or otherwise. Typically, these brokerage and research products and services assist FMRC or its affiliates in terms of their overall investment responsibilities to a fund or any other investment companies and investment accounts for which FMRC or its affiliates have investment discretion. Certain funds or investment accounts may use brokerage commissions to acquire brokerage and research products and services that may also benefit other funds or accounts managed by FMRC or its affiliates.

Research Contracts.  FMRC or its affiliates have arrangements with certain third-party research providers and brokers through whom FMRC or its affiliates effect fund trades, whereby FMRC or its affiliates may pay with fund commissions or hard dollars for all or a portion of the cost of research products and services purchased from such research providers or brokers. If hard dollar payments are used, FMRC or its affiliates may still cause a fund to pay more for execution than the lowest commission rate available from the broker providing research products and services to FMRC or its affiliates, or that may be available from another broker. FMRC or its affiliates view hard dollar payments for research products and services as likely to reduce a fund's total commission costs even though it is expected that in such hard dollar arrangements the commissions available for recapture and used to pay fund expenses, as described below, will decrease. FMRC's or its affiliates' determination to pay for research products and services separately is wholly voluntary on FMRC's or its affiliates' part and may be extended to additional brokers or discontinued with any broker participating in this arrangement.

Commission Recapture

FMRC or its affiliates may allocate brokerage transactions to brokers (who are not affiliates of FMRC) who have entered into arrangements with FMRC or its affiliates under which the broker may rebate a portion of the compensation paid by a fund ("commission recapture"). Not all brokers with whom a fund trades have been asked to participate in brokerage commission recapture.

Affiliated Transactions

FMRC or its affiliates may place trades with certain brokers, including National Financial Services LLC (NFS) and Luminex Trading & Analytics LLC (Luminex), with whom they are under common control or affiliated, provided FMRC or its affiliates determine that these affiliates' trade-execution abilities and costs are comparable to those of non-affiliated, qualified brokerage firms, and that such transactions be executed in accordance with applicable rules under the 1940 Act and procedures adopted by the Board of Trustees of the funds and subject to other applicable law. In addition, FMRC or its affiliates may place trades with brokers that use NFS or Fidelity Clearing Canada ULC (FCC) as a clearing agent.

The Trustees of each fund have approved procedures whereby a fund may purchase securities that are offered in underwritings in which an affiliate of the adviser or certain other affiliates participate. In addition, for underwritings where such an affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the funds could purchase in the underwritings.

Non-U.S. Securities Transactions

To facilitate trade settlement and related activities in non-United States securities transactions, FMRC or its affiliates may effect spot foreign currency transactions with foreign currency dealers. In certain circumstances, due to local law and regulation, logistical or operational challenges, or the process for settling securities transactions in certain markets (e.g., short settlement periods), spot currency transactions may be effected on behalf of funds by parties other than FMRC or its affiliates, including funds' custodian banks (working through sub-custodians or agents in the relevant non-U.S. jurisdiction) or broker-dealers that executed the related securities transaction.

Trade Allocation

Although the Trustees and officers of each fund are substantially the same as those of certain other Fidelity® funds, investment decisions for each fund are made independently from those of other Fidelity® funds or investment accounts (including proprietary accounts). The same security is often held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, or an affiliate thereof, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds or investment accounts are simultaneously engaged in the purchase or sale of the same security or instrument, the prices and amounts are allocated in accordance with procedures believed by FMRC to be appropriate and equitable to each fund or investment account. In some cases this could have a detrimental effect on the price or value of the security or instrument as far as a fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds.

Commissions Paid

A fund may pay compensation including both commissions and spreads in connection with the placement of portfolio transactions. The amount of brokerage commissions paid by a fund may change from year to year because of, among other things, changing asset levels, shareholder activity, and/or portfolio turnover.

The following table shows each fund's portfolio turnover rate for the fiscal periods ended March 31, 2016 and 2015. Variations in turnover rate may be due to a fluctuating volume of shareholder purchase and redemption orders, market conditions, and/or changes in FMRC's investment outlook.

Turnover Rates	2016	2015
Fidelity Freedom® Income Fund	20%	26%
Fidelity Freedom® 2005 Fund	22%	23%
Fidelity Freedom® 2010 Fund	17%	18%
Fidelity Freedom® 2015 Fund	17%	18%
Fidelity Freedom® 2020 Fund	17%	17%
Fidelity Freedom® 2025 Fund	17%	19%
Fidelity Freedom® 2030 Fund	16%	17%
Fidelity Freedom® 2035 Fund	15%	18%
Fidelity Freedom® 2040 Fund	16%	17%
Fidelity Freedom® 2045 Fund	17%	21%
Fidelity Freedom® 2050 Fund	17%	23%
Fidelity Freedom® 2055 Fund	20%	21%
Fidelity Freedom® 2060 Fund (1)	31%	28% (2)

(1)  Fund commenced operations on August 5, 2014.

(2)  Annualized.

For the fiscal years ended March 31, 2016, 2015, and 2014, each fund paid no brokerage commissions.

During the fiscal year ended March 31, 2016, each fund paid no brokerage commissions to firms for providing research or brokerage services.

During the twelve-month period ended December 31, 2015, each fund did not allocate brokerage commissions to firms for providing research or brokerage services.

VALUATION

NAV is the value of a single share. NAV is computed by adding the value of a fund's investments, cash, and other assets, subtracting its liabilities, and dividing the result by the number of shares outstanding.

Shares of underlying Fidelity® funds held by a fund are valued at their respective NAVs.

Generally, other portfolio securities and assets held by a fund, as well as portfolio securities and assets held by an underlying Fidelity® non-money market fund, are valued as follows:

Most equity securities are valued at the official closing price or the last reported sale price or, if no sale has occurred, at the last quoted bid price on the primary market or exchange on which they are traded.

Debt securities and other assets for which market quotations are readily available may be valued at market values in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available may be valued at amortized cost, which approximates current value.

Futures contracts are valued at the settlement or closing price. Options are valued at their market quotations, if available. Swaps are valued daily using quotations received from independent pricing services or recognized dealers.

Prices described above are obtained from pricing services that have been approved by the Board of Trustees. A number of pricing services are available and the funds may use more than one of these services. The funds may also discontinue the use of any pricing service at any time. FMR engages in oversight activities with respect to the fund's pricing services, which includes, among other things, testing the prices provided by pricing services prior to calculation of a fund's NAV, conducting periodic due diligence meetings, and periodically reviewing the methodologies and inputs used by these services.

Foreign securities and instruments are valued in their local currency following the methodologies described above. Foreign securities, instruments and currencies are translated to U.S. dollars, based on foreign currency exchange rate quotations supplied by a pricing service as of the close of the New York Stock Exchange (NYSE), which uses a proprietary model to determine the exchange rate. Forward foreign currency exchange contracts are valued at an interpolated rate based on days to maturity between the closest preceding and subsequent settlement period reported by the third party pricing service.

The Board of Trustees of the underlying Fidelity® funds has ultimate responsibility for pricing portfolio securities and assets held by those funds, but has delegated day-to-day valuation responsibilities to FMR. FMR has established the FMR Fair Value Committee (the Committee) to fulfill these responsibilities.

Other portfolio securities and assets for which market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the opinion of the Committee, are deemed unreliable will be fair valued in good faith by the Committee in accordance with applicable fair value pricing policies. For example, if, in the opinion of the Committee, a security's value has been materially affected by events occurring before a fund's pricing time but after the close of the exchange or market on which the security is principally traded, that security will be fair valued in good faith by the Committee in accordance with applicable fair value pricing policies. In fair valuing a security, the Committee may consider factors including price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers, and off-exchange institutional trading.

Portfolio securities and assets held by an underlying Fidelity® money market fund are valued on the basis of amortized cost. This technique involves initially valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument may be higher or lower than the price a money market fund would receive if it sold the instrument.

At such intervals as they deem appropriate, the Trustees of an underlying Fidelity® money market fund consider the extent to which NAV calculated using market valuations would deviate from the $1.00 per share calculated using amortized cost valuation. If the Trustees believe that a deviation from a money market fund's amortized cost per share may result in material dilution or other unfair results to shareholders, the Trustees have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Trustees may deem appropriate.

FMR reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the fund’s investments and ratifies the fair value determinations of the Committee.

BUYING, SELLING, AND EXCHANGING INFORMATION

A fund may make redemption payments in whole or in part in readily marketable securities or other property pursuant to procedures approved by the Trustees if FMRC determines it is in the best interests of the fund. Such securities or other property will be valued for this purpose as they are valued in computing each fund's NAV. Shareholders that receive securities or other property will realize, upon receipt, a gain or loss for tax purposes, and will incur additional costs and be exposed to market risk prior to and upon the sale of such securities or other property.

Each fund, in its discretion, may determine to issue its shares in kind in exchange for securities held by the purchaser having a value, determined in accordance with the fund's policies for valuation of portfolio securities, equal to the purchase price of the fund shares issued. A fund will accept for in-kind purchases only securities or other instruments that are appropriate under its investment objective and policies. In addition, a fund generally will not accept securities of any issuer unless they are liquid, have a readily ascertainable market value, and are not subject to restrictions on resale. All dividends, distributions, and subscription or other rights associated with the securities become the property of the fund, along with the securities. Shares purchased in exchange for securities in kind generally cannot be redeemed for fifteen days following the exchange to allow time for the transfer to settle.

DESCRIPTION OF UNDERLYING FIDELITY® FUNDS

The following is a brief description of the principal investment policies of each of the underlying Fidelity® funds as of March 31, 2016. More detail regarding each underlying Fidelity® fund can be found in each underlying Fidelity® fund's prospectus.

Domestic Equity Funds	Objective and Principal Investment Strategies
Fidelity® Series 100 Index Fund	Seeks to provide investment results that correspond to the total return of stocks of large capitalization United States companies by normally investing at least 80% of its assets in common stocks included in the S&P 100® Index.
Fidelity® Series 1000 Value Index Fund	Seeks to provide investment results that correspond to the total return of stocks of large capitalization United States companies by normally investing at least 80% of its assets in common stocks included in the Russell 1000® Value Index, which is a market capitalization-weighted index of companies with large market capitalization.
Fidelity® Series All-Sector Equity Fund	Seeks capital appreciation by normally investing its assets primarily in common stocks and at least 80% of its assets in equity securities.
Fidelity® Series Blue Chip Growth Fund	Seeks growth of capital over the long term by normally investing primarily in common stocks of well-known and established companies and at least 80% of its assets in blue chip companies (companies whose stock is included in the S&P 500® Index or the Dow Jones Industrial Average℠ (DJIA℠) and companies with market capitalizations of at least $1 billion if not included in either index).
Fidelity® Series Equity-Income Fund	Seeks reasonable income and will also consider potential for capital appreciation by normally investing at least 80% of its assets in equity securities, primarily in income-producing equity securities, which tends to lead to investments in large cap “value” stocks.
Fidelity® Series Growth & Income Fund	Seeks high total return through a combination of current income and capital appreciation by normally investing a majority of its assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. Potentially investing in bonds, including lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.
Fidelity® Series Growth Company Fund	Seeks capital appreciation by normally investing primarily in common stocks the fund's investment adviser believes have above-average growth potential.
Fidelity® Series Intrinsic Opportunities Fund	Seeks capital appreciation by normally investing primarily in common stocks of companies the fund's investment adviser believes are undervalued in the marketplace in relation to factors such as assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry.
Fidelity® Series Opportunistic Insights Fund	Seeks capital appreciation by normally investing primarily in common stocks. The fund invests in securities of companies whose value the fund's investment adviser believes is not fully recognized by the public.
Fidelity® Series Real Estate Equity Fund	Seeks above-average income and long-term capital growth, consistent with reasonable risk, and to provide a yield that exceeds the composite yield of the S&P 500® Index by normally investing at least 80% of its assets in equity securities of companies principally engaged in the real estate industry and other real estate related investments.
Fidelity® Series Small Cap Discovery Fund	Seeks long-term growth of capital by normally investing at least 80% of its assets in securities of companies with small market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 2000® Index or the S&P SmallCap 600® Index).
Fidelity® Series Small Cap Opportunities Fund	Seeks capital appreciation by normally investing at least 80% of its assets in securities of companies with small market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 2000® Index or the S&P SmallCap 600® Index).
Fidelity® Series Stock Selector Large Cap Value Fund	Seeks long-term growth of capital by normally investing at least 80% of its assets in stocks of companies with large market capitalizations (which for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 1000® Index or the S&P 500® Index). The fund invests in securities the fund's investment adviser believes are undervalued in the marketplace in relation to factors such as the company's assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry.
Commodity Fund	Objective and Principal Investment Strategies
Fidelity® Series Commodity Strategy Fund	Seeks to provide investment returns that correspond to the performance of the commodities market by normally investing in commodity-linked derivative instruments, short-term investment-grade debt securities, cash, and cash equivalents. Investing up to 25% of assets in a wholly-owned subsidiary that invests in commodity-linked total return swaps based on the value of commodities or commodities indexes and in other commodity-linked derivative instruments.
Developed International Equity Funds	Objective and Principal Investment Strategies
Fidelity® Series International Growth Fund	Seeks capital appreciation by normally investing primarily in non-U.S. securities, including securities of issuers located in emerging markets. The fund normally invests in securities the fund's investment adviser believes have above-average growth potential.
Fidelity® Series International Small Cap Fund	Seeks capital appreciation by normally investing primarily in non-U.S. securities, including securities of issuers located in emerging markets, and normally at least 80% of its assets in securities of companies with small market capitalizations (which, for purposes of this fund, are those companies with market capitalizations of $5 billion or less).
Fidelity® Series International Value Fund	Seeks capital appreciation by normally investing primarily in non-U.S. securities, including securities of issuers located in emerging markets. The fund invests in securities of companies the fund's investment adviser believes are undervalued in the marketplace in relation to factors such as the company's assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry.
Emerging Markets Equity Fund	Objective and Principal Investment Strategies
Fidelity® Series Emerging Markets Fund	Seeks capital appreciation by normally investing at least 80% of its assets in securities of issuers in emerging markets (countries that have an emerging stock market as defined by MSCI, countries or markets with low-to middle-income as classified by the World Bank, and other countries or markets with similar emerging characteristics) and other investments that are tied economically to emerging markets.
Investment-Grade Bond Fund	Objective and Principal Investment Strategies
Fidelity® Series Investment Grade Bond Fund	Seeks a high level of current income by normally investing at least 80% of its assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities. The fund is managed to have a similar overall interest rate risk to the Barclays® U.S. Aggregate Bond Index.
Inflation-Protected Bond Fund	Objective and Principal Investment Strategies
Fidelity® Series Inflation-Protected Bond Index Fund	Seeks to provide investment results that correspond to the total return of the inflation-protected sector of the United States Treasury market by normally investing at least 80% of its assets in inflation-protected debt securities included in the Barclays® U.S. 1-10 Year Treasury Inflation-Protected Securities (TIPS) Index (Series-L).
High Yield Bond Funds	Objective and Principal Investment Strategies
Fidelity® Series Emerging Markets Debt Fund	Seeks high total return by normally investing at least 80% of its assets in debt securities of issuers in emerging markets (countries that have an emerging stock market as defined by MSCI, countries or markets with low-to middle-income economies as classified by the World Bank, and other countries or markets with similar emerging charateristics) and other debt investments that are tied economically to emerging markets.
Fidelity® Series Floating Rate High Income Fund	Seeks a high level of current income by normally investing at least 80% of its assets in floating rate loans, which are often lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), and other floating rate securities. The fund invests in companies in troubled or uncertain financial condition and in money market and investment-grade debt securities, and repurchase agreements.
Fidelity® Series High Income Fund	Seeks a high level of current income while also considering growth of capital by normally investing primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and potentially in non-income producing securities, including defaulted securities and common stocks. The fund invests in companies in troubled or uncertain financial condition.
Fidelity® Series Real Estate Income Fund	Seeks higher than average income and, as a secondary objective, capital growth by normally investing at least 80% of its assets in securities of companies principally engaged in the real estate industry and other real estate related investments. The fund invests primarily in preferred and common stocks of REITs; debt securities of real estate entities; and commercial and other mortgage-backed securities, with an emphasis on lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds).
Short-Term Funds	Objective and Principal Investment Strategies
Money Market Portfolio	The fund seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund. Investing in U.S. dollar-denominated money market securities of domestic and foreign issuers, U.S. Government securities, and repurchase agreements. Potentially entering into reverse repurchase agreements. Investing more than 25% of total assets in the financial services industries. Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.
Fidelity® Series Government Money Market Fund
(On or about May 31, 2016, Fidelity® Series Government Money Market Fund is expected to replace Money Market Portfolio as an underlying fund for each Fidelity Freedom® Fund.)	The fund seeks as high a level of current income as is consistent with preservation of capital and liquidity. Normally investing at least 99.5% of total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash or government securities). Investing in U.S. Government securities issued by entities that are chartered or sponsored by Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury.
Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments. In addition, the fund normally invests at least 80% of its assets in U.S. Government securities and repurchase agreements for those securities.
Fidelity® Series Short-Term Credit Fund	Seeks to obtain a high level of current income consistent with the preservation of capital by normally investing at least 80% of its assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities. Managing the fund to have similar overall interest rate risk to the Barclays® U.S. 1-3 Year Credit Bond Index.

DISTRIBUTIONS AND TAXES

Dividends. A portion of each Fidelity Freedom® Fund's income may qualify for the dividends-received deduction available to corporate shareholders, but it is unlikely that all of the fund's income will qualify for the deduction. A portion of each Fidelity Freedom® Fund's dividends, when distributed to individual shareholders, may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

Capital Gain Distributions. Each Fidelity Freedom® Fund's long-term capital gain distributions, including amounts attributable to an underlying Fidelity® fund's long-term capital gain distributions, are federally taxable to shareholders generally as capital gains.

Returns of Capital. If a fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Foreign Tax Credit or Deduction. Foreign governments may impose withholding taxes on dividends and interest earned by a fund with respect to foreign securities held directly by a fund. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities held directly by a fund. As a general matter, if, at the close of its fiscal year, more than 50% of a fund's total assets is invested in securities of foreign issuers, the fund may elect to pass through eligible foreign taxes paid and thereby allow shareholders to take a deduction or, if they meet certain holding period requirements with respect to fund shares, a credit on their individual tax returns. In addition, if at the close of each quarter of its fiscal year at least 50% of a fund's total assets is represented by interests in other regulated investment companies, the same rules will apply to any foreign tax credits that underlying funds pass through to the fund. The amount of foreign taxes paid by the fund will be reduced to the extent that the fund lends securities over the dividend record date. Special rules may apply to the credit for individuals who receive dividends qualifying for the long-term capital gains tax rate.

Tax Status of the Funds. Each Fidelity Freedom® Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, each Fidelity Freedom® Fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis (if the fiscal year is other than the calendar year), and intends to comply with other tax rules applicable to regulated investment companies.

Ten to nineteen years after a Fidelity Freedom® Fund reaches its target retirement year, its asset allocation target is expected to match Fidelity Freedom® Income Fund's asset allocation target. It is expected that at such time the assets of the Fidelity Freedom® Fund will be combined with the assets of Fidelity Freedom® Income Fund. The Trustees reserve the right to engage in such transactions in the best interests of the funds, taking into account then existing laws and regulations. The trust's Trust Instrument empowers the Trustees to take these actions with or without seeking shareholder approval. A combination of assets may result in a capital gain or loss for shareholders of a Fidelity Freedom® Fund.

Other Tax Information. The information above is only a summary of some of the tax consequences generally affecting each Fidelity Freedom® Fund and its shareholders, and no attempt has been made to discuss individual tax consequences. It is up to you or your tax preparer to determine whether the sale of shares of a fund resulted in a capital gain or loss or other tax consequence to you. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a Fidelity Freedom® Fund is suitable to their particular tax situation.

TRUSTEES AND OFFICERS

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds. FMRC has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMRC, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Each of the Trustees oversees 240 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Trustees.  The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function.  Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer or Geoffrey A. von Kuhn may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Geoffrey A. von Kuhn (1951)

Year of Election or Appointment: 2015

Member of the Advisory Board

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (U.K.) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (U.K.) Limited (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity funds (2013-2016).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity funds (2013-2016).

Linda J. Wondrack (1964)

Year of Election or Appointment: 2016

Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (investment adviser firm, 2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc. (investment adviser firm), Fidelity Investments Money Management, Inc. (investment adviser firm), Fidelity Management & Research (U.K.) Inc. (investment adviser firm), Fidelity Management & Research (Hong Kong) (investment adviser firm), Fidelity Management & Research Company (investment adviser firm), FIAM LLC (investment adviser firm), and Strategic Advisers, Inc. (investment adviser firm), Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Chief Compliance Officer of certain Fidelity® funds (2014-2016) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2012-2016); Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Derek L. Young (1964)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as an officer of other funds. He is a Director of Strategic Advisers, Inc. (investment adviser firm, 2011-present) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2016-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of FIAM LLC (investment adviser firm, 2011-present). Previously, Mr. Young served as Trustee of certain funds (2012-2015), President of Strategic Advisers, Inc. (2011-2015), Chief Investment Officer of GAA (2009-2011), and as a portfolio manager.

Standing Committees of the Trustees. The Board of Trustees has established various committees to support the Independent Trustees in acting independently in pursuing the best interests of the funds and their shareholders. Currently, the Board of Trustees has four standing committees. The members of each committee are Independent Trustees.

The Operations Committee is composed of all of the Independent Trustees, with Ms. Knowles currently serving as Chair. The committee normally meets at least six times a year, or more frequently as called by the Chair, and serves as a forum for consideration of issues of importance to, or calling for particular determinations by, the Independent Trustees. The committee considers matters involving potential conflicts of interest between the funds and FMR and its affiliates and reviews proposed contracts and the proposed continuation of contracts between the funds and FMR and its affiliates, and annually reviews and makes recommendations regarding contracts with third parties unaffiliated with FMR, including insurance coverage and custody agreements. The committee has oversight of compliance issues not specifically within the scope of any other committee. These matters include, but are not limited to, significant non-conformance with contract requirements and other significant regulatory matters and recommending to the Board of Trustees the designation of a person to serve as the funds' CCO. The committee (i) serves as the primary point of contact for the CCO with regard to Board-related functions; (ii) oversees the annual performance review of the CCO; (iii) makes recommendations concerning the CCO's compensation; and (iv) makes recommendations as needed in respect of the removal of the CCO. The committee is also responsible for definitive action on all compliance matters involving the potential for significant reimbursement by FMR. During the fiscal year ended March 31, 2016, the committee held 12 meetings.

The Audit Committee is composed of all of the Independent Trustees, with Ms. Acton currently serving as Chair. At least one committee member will be an "audit committee financial expert" as defined by the SEC. The committee normally meets four times a year, or more frequently as called by the Chair or a majority of committee members. The committee meets separately, at least annually, with the funds' Treasurer, with the funds' Chief Financial Officer, with personnel responsible for the internal audit function of FMR LLC, with the funds' outside auditors, and with the funds' Chief Compliance Officer. The committee has direct responsibility for the appointment, compensation, and oversight of the work of the outside auditors employed by the funds. The committee assists the Trustees in overseeing and monitoring: (i) the systems of internal accounting and financial controls of the funds and the funds' service providers (to the extent such controls impact the funds' financial statements); (ii) the funds' auditors and the annual audits of the funds' financial statements; (iii) the financial reporting processes of the funds; (iv) whistleblower reports; and (v) the accounting policies and disclosures of the funds. The committee considers and acts upon (i) the provision by any outside auditor of any non-audit services for any fund, and (ii) the provision by any outside auditor of certain non-audit services to fund service providers and their affiliates to the extent that such approval (in the case of this clause (ii)) is required under applicable regulations of the SEC. It is responsible for approving all audit engagement fees and terms for the funds and for resolving disagreements between a fund and any outside auditor regarding any fund's financial reporting. Auditors of the funds report directly to the committee. The committee will obtain assurance of independence and objectivity from the outside auditors, including a formal written statement delineating all relationships between the auditor and the funds and any service providers consistent with the rules of the Public Company Accounting Oversight Board. The committee will receive reports of compliance with provisions of the auditor independence regulations relating to the hiring of employees or former employees of the outside auditors. It oversees and receives reports on the funds' service providers' internal controls and reviews the adequacy and effectiveness of the service providers' accounting and financial controls, including: (i) any significant deficiencies or material weaknesses in the design or operation of internal controls over financial reporting that are reasonably likely to adversely affect the funds' ability to record, process, summarize, and report financial data; (ii) any change in the fund's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the fund's internal control over financial reporting; and (iii) any fraud, whether material or not, that involves management or other employees who have a significant role in the funds' or service providers internal controls over financial reporting. The committee will also review any correspondence with regulators or governmental agencies or published reports that raise material issues regarding the funds' financial statements or accounting policies. These matters may also be reviewed by the Operations Committee. The committee reviews at least annually a report from each outside auditor describing any material issues raised by the most recent internal quality control, peer review, or Public Company Accounting Oversight Board examination of the auditing firm and any material issues raised by any inquiry or investigation by governmental or professional authorities of the auditing firm and in each case any steps taken to deal with such issues. The committee will oversee and receive reports on the funds' financial reporting process from the funds' Treasurer and outside auditors and will oversee the resolution of any disagreements concerning financial reporting among applicable parties. The committee will discuss with FMR, the funds' Treasurer, outside auditors and, if appropriate, internal audit personnel of FMR LLC their qualitative judgments about the appropriateness and acceptability of accounting principles and financial disclosure practices used or proposed for adoption by the funds. The committee will review with FMR, the funds' outside auditor, internal audit personnel of FMR LLC and legal counsel, as appropriate, matters related to the audits of the funds' financial statements. The committee will discuss regularly and oversee the review of the internal controls of the funds and their service providers with respect to accounting, financial matters and risk management programs related to the funds. The committee will review periodically the funds' major internal controls exposures and the steps that have been taken to monitor and control such exposures. During the fiscal year ended March 31, 2016, the committee held six meetings.

The Fair Valuation Committee is composed of all of the Independent Trustees, with Mr. Johnson currently serving as Chair. The Committee normally meets quarterly, or more frequently as called by the Chair. The Fair Valuation Committee reviews and approves annually Fair Value Committee Policies recommended by the FMR Fair Value Committee and oversees particular valuations or fair valuation methodologies employed by the FMR Fair Value Committee as circumstances may require. The Committee also reviews actions taken by the FMR Fair Value Committee. The Committee does not oversee the day-to-day operational aspects of the valuation and calculation of the net asset value of the funds, which have been delegated to the FMR Fair Value Committee and Fidelity Service Company, Inc. (FSC). During the fiscal year ended March 31, 2016, the committee held five meetings.

The Governance and Nominating Committee is composed of Ms. Knowles (Chair) and Messrs. Johnson (Vice Chair) and Kenneally. The committee meets as called by the Chair. With respect to fund governance and board administration matters, the committee periodically reviews procedures of the Board of Trustees and its committees (including committee charters) and periodically reviews compensation of Independent Trustees. The committee monitors corporate governance matters and makes recommendations to the Board of Trustees on the frequency and structure of the Board of Trustee meetings and on any other aspect of Board procedures. It acts as the administrative committee under the retirement plan for Independent Trustees who retired prior to December 30, 1996 and under the fee deferral plan for Independent Trustees. It reviews the performance of legal counsel employed by the funds and the Independent Trustees. On behalf of the Independent Trustees, the committee will make such findings and determinations as to the independence of counsel for the Independent Trustees as may be necessary or appropriate under applicable regulations or otherwise. The committee is also responsible for Board administrative matters applicable to Independent Trustees, such as expense reimbursement policies and compensation for attendance at meetings, conferences and other events. The committee monitors compliance with, acts as the administrator of, and makes determinations in respect of, the provisions of the code of ethics and any supplemental policies regarding personal securities transactions applicable to the Independent Trustees. The committee monitors the functioning of each Board committee and makes recommendations for any changes, including the creation or elimination of standing or ad hoc Board committees. The committee monitors regulatory and other developments to determine whether to recommend modifications to the committee's responsibilities or other Trustee policies and procedures in light of rule changes, reports concerning "best practices" in corporate governance and other developments in mutual fund governance. The committee meets with Independent Trustees at least once a year to discuss matters relating to fund governance. The committee recommends that the Board establish such special or ad hoc Board committees as may be desirable or necessary from time to time in order to address ethical, legal, or other matters that may arise. The committee also oversees the annual self-evaluation of the Board of Trustees and establishes procedures to allow it to exercise this oversight function. In conducting this oversight, the committee shall address all matters that it considers relevant to the performance of the Board of Trustees and shall report the results of its evaluation to the Board of Trustees, including any recommended amendments to the principles of governance, and any recommended changes to the funds' or the Board of Trustees' policies, procedures, and structures. The committee reviews periodically the size and composition of the Board of Trustees as a whole and recommends, if necessary, measures to be taken so that the Board of Trustees reflects the appropriate balance of knowledge, experience, skills, expertise, and diversity required for the Board as a whole and contains at least the minimum number of Independent Trustees required by law. The committee makes nominations for the election or appointment of Independent Trustees and non-management Members of any Advisory Board, and for membership on committees. The committee has the authority to retain and terminate any third-party advisers, including authority to approve fees and other retention terms. Such advisers may include search firms to identify Independent Trustee candidates and board compensation consultants. The committee may conduct or authorize investigations into or studies of matters within the committee's scope of responsibilities, and may retain, at the funds' expense, such independent counsel or other advisers as it deems necessary. The committee will consider nominees to the Board of Trustees recommended by shareholders based upon the criteria applied to candidates presented to the committee by a search firm or other source. Recommendations, along with appropriate background material concerning the candidate that demonstrates his or her ability to serve as an Independent Trustee of the funds, should be submitted to the Chair of the committee at the address maintained for communications with Independent Trustees. If the committee retains a search firm, the Chair will generally forward all such submissions to the search firm for evaluation. With respect to the criteria for selecting Independent Trustees, it is expected that all candidates will possess the following minimum qualifications: (i) unquestioned personal integrity; (ii) not an interested person of the funds within the meaning of the 1940 Act; (iii) does not have a material relationship (e.g., commercial, banking, consulting, legal, or accounting) with the adviser, any sub-adviser or their affiliates that could create an appearance of lack of independence in respect of the funds; (iv) has the disposition to act independently in respect of FMR and its affiliates and others in order to protect the interests of the funds and all shareholders; (v) ability to attend regularly scheduled Board meetings during the year; (vi) demonstrates sound business judgment gained through broad experience in significant positions where the candidate has dealt with management, technical, financial, or regulatory issues; (vii) sufficient financial or accounting knowledge to add value in the complex financial environment of the funds; (viii) experience on corporate or other institutional oversight bodies having similar responsibilities, but which board memberships or other relationships could not result in business or regulatory conflicts with the funds; and (ix) capacity for the hard work and attention to detail that is required to be an effective Independent Trustee in light of the funds' complex regulatory, operational, and marketing setting. The Governance and Nominating Committee may determine that a candidate who does not have the type of previous experience or knowledge referred to above should nevertheless be considered as a nominee if the Governance and Nominating Committee finds that the candidate has additional qualifications such that his or her qualifications, taken as a whole, demonstrate the same level of fitness to serve as an Independent Trustee. During the fiscal year ended March 31, 2016, the committee held nine meetings.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2015.

Interested Trustees
DOLLAR RANGE OF FUND SHARES	Abigail P.Johnson
Fidelity Freedom® Income Fund	none
Fidelity Freedom® 2005 Fund	none
Fidelity Freedom® 2010 Fund	none
Fidelity Freedom® 2015 Fund	none
Fidelity Freedom® 2020 Fund	none
Fidelity Freedom® 2025 Fund	none
Fidelity Freedom® 2030 Fund	none
Fidelity Freedom® 2035 Fund	none
Fidelity Freedom® 2040 Fund	none
Fidelity Freedom® 2045 Fund	none
Fidelity Freedom® 2050 Fund	none
Fidelity Freedom® 2055 Fund	none
Fidelity Freedom® 2060 Fund	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000

Independent Trustees
DOLLAR RANGE OF FUND SHARES	Elizabeth S.Acton	JohnEngler	Robert F.Gartland	Arthur E.Johnson
Fidelity Freedom® Income Fund	none	none	none	none
Fidelity Freedom® 2005 Fund	none	none	none	none
Fidelity Freedom® 2010 Fund	none	none	none	none
Fidelity Freedom® 2015 Fund	none	none	none	none
Fidelity Freedom® 2020 Fund	none	none	none	none
Fidelity Freedom® 2025 Fund	none	none	none	none
Fidelity Freedom® 2030 Fund	none	none	none	none
Fidelity Freedom® 2035 Fund	none	none	none	none
Fidelity Freedom® 2040 Fund	none	none	none	none
Fidelity Freedom® 2045 Fund	none	none	none	none
Fidelity Freedom® 2050 Fund	none	none	over $100,000	none
Fidelity Freedom® 2055 Fund	none	none	none	none
Fidelity Freedom® 2060 Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Albert R. Gamper,Jr.	Michael E.Kenneally	James H.Keyes	Marie L.Knowles
Fidelity Freedom® Income Fund	none	none	none	none
Fidelity Freedom® 2005 Fund	none	none	none	none
Fidelity Freedom® 2010 Fund	none	none	none	none
Fidelity Freedom® 2015 Fund	none	none	none	none
Fidelity Freedom® 2020 Fund	none	none	none	none
Fidelity Freedom® 2025 Fund	none	none	none	none
Fidelity Freedom® 2030 Fund	none	none	none	none
Fidelity Freedom® 2035 Fund	none	none	none	none
Fidelity Freedom® 2040 Fund	none	none	none	none
Fidelity Freedom® 2045 Fund	none	none	none	none
Fidelity Freedom® 2050 Fund	none	none	none	none
Fidelity Freedom® 2055 Fund	none	none	none	none
Fidelity Freedom® 2060 Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board (if any) for his or her services for the fiscal year ended March 31, 2016, or calendar year ended December 31, 2015, as applicable.

Compensation Table (1)
AGGREGATE COMPENSATION FROM A FUND	Elizabeth S.Acton	JohnEngler	Robert F.Gartland	Arthur E.Johnson
Fidelity Freedom® Income Fund	$1,112	$1,056	$1,063	$1,144
Fidelity Freedom® 2005 Fund	$290	$276	$277	$299
Fidelity Freedom® 2010 Fund (2)	$2,200	$2,091	$2,104	$2,264
Fidelity Freedom® 2015 Fund	$2,724	$2,589	$2,605	$2,804
Fidelity Freedom® 2020 Fund (3)	$5,856	$5,565	$5,599	$6,028
Fidelity Freedom® 2025 Fund	$4,211	$4,000	$4,025	$4,336
Fidelity Freedom® 2030 Fund (4)	$4,999	$4,750	$4,779	$5,146
Fidelity Freedom® 2035 Fund	$2,901	$2,756	$2,773	$2,986
Fidelity Freedom® 2040 Fund	$3,155	$2,999	$3,017	$3,248
Fidelity Freedom® 2045 Fund	$1,392	$1,322	$1,330	$1,433
Fidelity Freedom® 2050 Fund	$1,113	$1,057	$1,063	$1,145
Fidelity Freedom® 2055 Fund	$272	$258	$260	$281
Fidelity Freedom® 2060 Fund	$11	$11	$11	$12
TOTAL COMPENSATION FROM THE FUND COMPLEX (5)	$421,167	$406,167	$408,667	$429,500
AGGREGATE COMPENSATION FROM A FUND	Albert R. Gamper,Jr.	Michael E.Kenneally	James H.Keyes	Marie L.Knowles
Fidelity Freedom® Income Fund	$1,153	$1,063	$1,133	$1,332
Fidelity Freedom® 2005 Fund	$301	$277	$296	$348
Fidelity Freedom® 2010 Fund (2)	$2,284	$2,104	$2,242	$2,634
Fidelity Freedom® 2015 Fund	$2,826	$2,605	$2,775	$3,261
Fidelity Freedom® 2020 Fund (3)	$6,072	$5,599	$5,966	$7,014
Fidelity Freedom® 2025 Fund	$4,359	$4,025	$4,288	$5,049
Fidelity Freedom® 2030 Fund (4)	$5,183	$4,779	$5,093	$5,986
Fidelity Freedom® 2035 Fund	$3,007	$2,773	$2,955	$3,474
Fidelity Freedom® 2040 Fund	$3,273	$3,017	$3,215	$3,776
Fidelity Freedom® 2045 Fund	$1,442	$1,330	$1,418	$1,668
Fidelity Freedom® 2050 Fund	$1,152	$1,063	$1,133	$1,333
Fidelity Freedom® 2055 Fund	$280	$260	$277	$328
Fidelity Freedom® 2060 Fund	$11	$11	$11	$14
TOTAL COMPENSATION FROM THE FUND COMPLEX (5)	$467,000	$408,667	$436,167	$478,000

(1)  Abigail P. Johnson and Geoffrey A. von Kuhn are interested persons and are compensated by Fidelity.

(2)  Compensation figures include cash and may include amounts elected to be deferred. Certain individuals' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: John Engler, $1,880; Robert F. Gartland, $1,643; and Michael E. Kenneally, $1,095.

(3)  Compensation figures include cash and may include amounts elected to be deferred. Certain individuals' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: John Engler, $5,004; Robert F. Gartland, $4,369; and Michael E. Kenneally, $2,913.

(4)  Compensation figures include cash and may include amounts elected to be deferred. Certain individuals' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: John Engler, $4,272; Robert F. Gartland, $3,729; and Michael E. Kenneally, $2,486.

(5)  Reflects compensation received for the calendar year ended December 31, 2015 for 234 funds of 32 trusts (including Fidelity Central Investment Portfolios II LLC). Compensation figures include cash and may include amounts elected to be deferred. Certain individuals elected voluntarily to defer a portion of their compensation as follows: John Engler, $139,343; Robert F. Gartland, $180,000; and Michael E. Kenneally, $120,000.

As of March 31, 2016, the Trustees, Members of the Advisory Board (if any), and officers of each fund owned, in the aggregate, less than 1% of each fund's total outstanding shares.

CONTROL OF INVESTMENT ADVISER

FMR LLC, as successor by merger to FMR Corp., is the ultimate parent company of FMR and FMRC. The voting common shares of FMR LLC are divided into two series. Series B is held predominantly by members of the Abigail P. Johnson family, directly or through trusts, and is entitled to 49% of the vote on any matter acted upon by the voting common shares. Series A is held predominantly by non-Johnson family member employees of FMR LLC and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Series B shareholders have entered into a shareholders' voting agreement under which all Series B shares will be voted in accordance with the majority vote of Series B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting securities of that company. Therefore, through their ownership of voting common shares and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR LLC.

At present, the primary business activities of FMR LLC and its subsidiaries are: (i) the provision of investment advisory, management, shareholder, investment information and assistance and certain fiduciary services for individual and institutional investors; (ii) the provision of securities brokerage services; (iii) the management and development of real estate; and (iv) the investment in and operation of a number of emerging businesses.

FMR, FMRC, FDC, and the funds have adopted a code of ethics under Rule 17j-1 of the 1940 Act that sets forth employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing, and restricts certain transactions. Employees subject to the code of ethics, including Fidelity investment personnel, may invest in securities for their own investment accounts, including securities that may be purchased or held by the funds.

MANAGEMENT CONTRACTS

Each Fidelity Freedom® Fund has entered into a management contract with FMRC, pursuant to which FMRC furnishes investment advisory and other services.

Management Services. Under the terms of its management contract with each fund, FMRC acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the fund in accordance with its investment objective, policies and limitations. FMRC is authorized, in its discretion, to allocate each fund's assets among the underlying Fidelity® funds in which the fund may invest. FMRC also provides each fund with all necessary office facilities and personnel for servicing each fund's investments and compensates all personnel of each fund or FMRC performing services relating to research, statistical and investment activities.

FMRC in turn has entered into administration agreements with FMR on behalf of each Fidelity Freedom® Fund. Under the terms of each administration agreement, FMR or its affiliates provide the management and administrative services (other than investment advisory services) necessary for the operation of each Fidelity Freedom® Fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state laws; developing management and shareholder services for each fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Management-Related Expenses. Under the terms of each Fidelity Freedom® Fund's management contract, FMRC, either itself or through an affiliate, is responsible for payment of all operating expenses of each Fidelity Freedom® Fund with certain exceptions. Under the terms of each administration agreement, FMR pays all management and administrative expenses (other than investment advisory expenses) for which FMRC is responsible. Specific expenses payable by FMR include expenses for typesetting, printing, and mailing proxy materials to shareholders, legal expenses, fees of the custodian and auditor, and each fund's proportionate share of insurance premiums and Investment Company Institute dues. Each administration agreement further provides that FMR will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders. In addition, FMR compensates all officers of each fund and all Trustees who are interested persons of the trust, FMRC, or FMR. FMR also is responsible for the payment of any fees associated with transfer agency services, pricing and bookkeeping services, and the cost of administration of each Fidelity Freedom® Fund's securities lending program.

Each Fidelity Freedom® Fund pays the following expenses: fees and expenses of the Independent Trustees, interest on borrowings, taxes, brokerage commissions (if any), shareholder charges (if any) associated with investing in the underlying Fidelity® funds, and such non-recurring expenses as may arise, including costs of any litigation to which a fund may be a party, and any obligation it may have to indemnify the officers and Trustees with respect to litigation.

Management Fees.

Each Fidelity Freedom® Fund does not pay a management fee to FMRC.

FMR receives no fee for the services provided under each administration agreement and pays all other expenses of each Fidelity Freedom® Fund with limited exceptions.

FMR may, from time to time, voluntarily reimburse all or a portion of a Fidelity Freedom® Fund's operating expenses. FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

Expense reimbursements will increase returns, and repayment of the reimbursement will decrease returns.

Andrew Dierdorf and Brett Sumsion are co-managers of each Fidelity Freedom® Fund and receive compensation for their services. As of March 31, 2016, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of each portfolio manager’s bonus are based on (i) the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) measured against a benchmark index (which may be a customized benchmark index developed by FMR) assigned to each fund or account, (ii) how the portfolio manager allocates the assets of funds and accounts among their asset classes, which results in monthly impact scores, as described below, and (iii) the investment performance of other funds and accounts. The pre-tax investment performance of each portfolio manager’s fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager’s tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. Each portfolio manager also receives a monthly impact score for each month of his tenure as manager of a fund or account. The monthly impact scores are weighted according to each portfolio manager’s tenure on his fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. The bonus is based on the aggregate impact scores for applicable annual periods eventually encompassing periods of up to five years. A smaller, subjective component of each portfolio manager’s bonus is based on the portfolio manager’s overall contribution to management of FMR.

The portion of each portfolio manager’s bonus that is linked to the investment performance of each Fidelity Freedom® Fund is based on the fund’s pre-tax investment performance relative to the performance of the fund's customized benchmark composite index, on which the fund's target asset allocation is based over time. The portion of each portfolio manager’s bonus that is based on impact scores is based on how he allocates the fund’s assets among each asset class. Each portfolio manager’s bonus is based on the percentage of the fund actually invested in each asset class. The percentage overweight or percentage underweight in each asset class relative to the neutral mix is multiplied by the performance of the index that represents that asset class over the measurement period, resulting in a positive or negative impact score. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR’s parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

A portfolio manager’s compensation plan may give rise to potential conflicts of interest. Although investors in a fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager’s compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund’s Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Dierdorf as of March 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	101	180	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$188,275	$37,885	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity Freedom® Income Fund ($2,187 (in millions) assets managed), Fidelity Freedom® 2005 Fund ($581 (in millions) assets managed), Fidelity Freedom® 2010 Fund ($4,279 (in millions) assets managed), Fidelity Freedom® 2015 Fund ($5,363 (in millions) assets managed), Fidelity Freedom® 2020 Fund ($11,745 (in millions) assets managed), Fidelity Freedom® 2025 Fund ($8,729 (in millions) assets managed), Fidelity Freedom® 2030 Fund ($10,160 (in millions) assets managed), Fidelity Freedom® 2035 Fund ($5,968 (in millions) assets managed), Fidelity Freedom® 2040 Fund ($6,394 (in millions) assets managed), Fidelity Freedom® 2045 Fund ($2,915 (in millions) assets managed), Fidelity Freedom® 2050 Fund ($2,365 (in millions) assets managed), Fidelity Freedom® 2055 Fund ($648 (in millions) assets managed), and Fidelity Freedom® 2060 Fund ($47 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund’s fiscal year-end.

As of March 31, 2016, the dollar range of shares of Fidelity Freedom® Income Fund beneficially owned by Mr. Dierdorf was none, the dollar range of shares of Fidelity Freedom® 2005 Fund beneficially owned by Mr. Dierdorf was none, the dollar range of shares of Fidelity Freedom® 2010 Fund beneficially owned by Mr. Dierdorf was none, the dollar range of shares of Fidelity Freedom® 2015 Fund beneficially owned by Mr. Dierdorf was none, the dollar range of shares of Fidelity Freedom® 2020 Fund beneficially owned by Mr. Dierdorf was none, the dollar range of shares of Fidelity Freedom® 2025 Fund beneficially owned by Mr. Dierdorf was none, the dollar range of shares of Fidelity Freedom® 2030 Fund beneficially owned by Mr. Dierdorf was none, the dollar range of shares of Fidelity Freedom® 2035 Fund beneficially owned by Mr. Dierdorf was $100,001 - $500,000, the dollar range of shares of Fidelity Freedom® 2040 Fund beneficially owned by Mr. Dierdorf was none, the dollar range of shares of Fidelity Freedom® 2045 Fund beneficially owned by Mr. Dierdorf was $100,001 - $500,000, the dollar range of shares of Fidelity Freedom® 2050 Fund beneficially owned by Mr. Dierdorf was none, the dollar range of shares of Fidelity Freedom® 2055 Fund beneficially owned by Mr. Dierdorf was none, and the dollar range of shares of Fidelity Freedom® 2060 Fund beneficially owned by Mr. Dierdorf was none.

The following table provides information relating to other accounts managed by Mr. Sumsion as of March 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	100	180	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$184,000	$37,885	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity Freedom® Income Fund ($2,187 (in millions) assets managed), Fidelity Freedom® 2005 Fund ($581 (in millions) assets managed), Fidelity Freedom® 2010 Fund ($4,279 (in millions) assets managed), Fidelity Freedom® 2015 Fund ($5,363 (in millions) assets managed), Fidelity Freedom® 2020 Fund ($11,745 (in millions) assets managed), Fidelity Freedom® 2025 Fund ($8,729 (in millions) assets managed), Fidelity Freedom® 2030 Fund ($10,160 (in millions) assets managed), Fidelity Freedom® 2035 Fund ($5,968 (in millions) assets managed), Fidelity Freedom® 2040 Fund ($6,394 (in millions) assets managed), Fidelity Freedom® 2045 Fund ($2,915 (in millions) assets managed), Fidelity Freedom® 2050 Fund ($2,365 (in millions) assets managed), Fidelity Freedom® 2055 Fund ($648 (in millions) assets managed) ), and Fidelity Freedom® 2060 Fund ($47 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund’s fiscal year-end.

As of March 31, 2016, the dollar range of shares of Fidelity Freedom® Income Fund beneficially owned by Mr. Sumsion was none, the dollar range of shares of Fidelity Freedom® 2005 Fund beneficially owned by Mr. Sumsion was none, the dollar range of shares of Fidelity Freedom® 2010 Fund beneficially owned by Mr. Sumsion was none, the dollar range of shares of Fidelity Freedom® 2015 Fund beneficially owned by Mr. Sumsion was none, the dollar range of shares of Fidelity Freedom® 2020 Fund beneficially owned by Mr. Sumsion was none, the dollar range of shares of Fidelity Freedom® 2025 Fund beneficially owned by Mr. Sumsion was none, the dollar range of shares of Fidelity Freedom® 2030 Fund beneficially owned by Mr. Sumsion was $500,001 - $1,000,000, the dollar range of shares of Fidelity Freedom® 2035 Fund beneficially owned by Mr. Sumsion was none, the dollar range of shares of Fidelity Freedom® 2040 Fund beneficially owned by Mr. Sumsion was none, the dollar range of shares of Fidelity Freedom® 2045 Fund beneficially owned by Mr. Sumsion was none, the dollar range of shares of Fidelity Freedom® 2050 Fund beneficially owned by Mr. Sumsion was none, the dollar range of shares of Fidelity Freedom® 2055 Fund beneficially owned by Mr. Sumsion was none, and the dollar range of shares of Fidelity Freedom® 2060 Fund beneficially owned by Mr. Sumsion was none.

PROXY VOTING GUIDELINES

The following Proxy Voting Guidelines were established by the Board of Trustees of the Fidelity® funds, after consultation with Fidelity. (The guidelines are reviewed periodically by Fidelity and by the Independent Trustees of the Fidelity® funds, and, accordingly, are subject to change.)

I.  General Principles

A.  Voting of shares will be conducted in a manner consistent with the best interests of Fidelity® Fund shareholders as follows: (i) securities of a portfolio company will generally be voted in a manner consistent with the Guidelines; and (ii) voting will be done without regard to any other Fidelity companies' relationship, business or otherwise, with that portfolio company. In evaluating proposals, FMR considers information from a number of sources, including management or shareholders of a company presenting a proposal and proxy voting advisory firms, and uses all this information as an input within the larger mix of information to which the Guidelines are applied.

B.  FMR Investment Proxy Research votes proxies. Like other Fidelity employees, Investment Proxy Research employees have a fiduciary duty to never place their own personal interest ahead of the interests of Fidelity® Fund shareholders, and are instructed to avoid actual and apparent conflicts of interest. In the event of a conflict of interest, Investment Proxy Research employees, like other Fidelity employees, will escalate to their managers or the Ethics Office, as appropriate, in accordance with Fidelity's corporate policy on conflicts of interest. A conflict of interest arises when there are factors that may prompt one to question whether a Fidelity employee is acting solely on the best interests of Fidelity and its customers. Employees are expected to avoid situations that could present even the appearance of a conflict between their interests and the interests of Fidelity and its customers.

C.  Except as set forth herein, FMR will generally vote in favor of routine management proposals.

D.  Non-routine proposals will generally be voted in accordance with the Guidelines.

E.  Non-routine proposals not covered by the Guidelines or involving other special circumstances will be evaluated on a case-by-case basis with input from the appropriate FMR analyst or portfolio manager, as applicable, subject to review by an attorney within FMR's General Counsel's office, FMR's Head of Fiduciary Oversight and Board Support, and a member of senior management within FMR Investment Proxy Research. A significant pattern of such proposals or other special circumstances will be referred to the appropriate Fidelity Fund Board Committee or its designee.

F.  FMR will vote on shareholder proposals not specifically addressed by the Guidelines based on an evaluation of a proposal's likelihood to enhance the long-term economic returns or profitability of the portfolio company or to maximize long-term shareholder value. Where information is not readily available to analyze the long-term economic impact of the proposal, FMR will generally abstain.

G.  Many Fidelity® Funds invest in voting securities issued by companies that are domiciled outside the United States and are not listed on a U.S. securities exchange. Corporate governance standards, legal or regulatory requirements and disclosure practices in foreign countries can differ from those in the United States. When voting proxies relating to non-U.S. securities, FMR will generally evaluate proposals in the context of the Guidelines and where applicable and feasible, take into consideration differing laws, regulations and practices in the relevant foreign market in determining how to vote shares.

H.  In certain non-U.S. jurisdictions, shareholders voting shares of a portfolio company may be restricted from trading the shares for a period of time around the shareholder meeting date. Because such trading restrictions can hinder portfolio management and could result in a loss of liquidity for a fund, FMR will generally not vote proxies in circumstances where such restrictions apply. In addition, certain non-U.S. jurisdictions require voting shareholders to disclose current share ownership on a fund-by-fund basis. When such disclosure requirements apply, FMR will generally not vote proxies in order to safeguard fund holdings information.

I.  Where a management-sponsored proposal is inconsistent with the Guidelines, FMR may receive a company's commitment to modify the proposal or its practice to conform to the Guidelines, and FMR will generally support management based on this commitment. If a company subsequently does not abide by its commitment, FMR will generally withhold authority for the election of directors at the next election.

II.  Definitions (as used in this document)

A.  Anti-Takeover Provision - includes fair price amendments; classified boards; "blank check" preferred stock; Golden Parachutes; supermajority provisions; Poison Pills; restricting the right to call special meetings; provisions restricting the right of shareholders to set board size; and any other provision that eliminates or limits shareholder rights.

B.  Golden Parachute - Employment contracts, agreements, or policies that include an excise tax gross-up provision; single trigger for cash incentives; or may result in a lump sum payment of cash and acceleration of equity that may total more than three times annual compensation (salary and bonus) in the event of a termination following a change in control.

C.  Greenmail - payment of a premium to repurchase shares from a shareholder seeking to take over a company through a proxy contest or other means.

D.  Sunset Provision - a condition in a charter or plan that specifies an expiration date.

E.  Poison Pill - a strategy employed by a potential take-over / target company to make its stock less attractive to an acquirer. Poison Pills are generally designed to dilute the acquirer's ownership and value in the event of a take-over.

F.  Large-Capitalization Company - a company included in the Russell 1000® Index or the Russell Global ex-U.S. Large Cap Index.

G.  Small-Capitalization Company - a company not included in the Russell 1000® Index or the Russell Global ex-U.S. Large Cap Index that is not a Micro-Capitalization Company.

H.  Micro-Capitalization Company - a company with a market capitalization under US $300 million.

I.  Evergreen Provision - a feature which provides for an automatic increase in the shares available for grant under an equity award plan on a regular basis.

III.  Directors

A.  Election of Directors

FMR will generally vote in favor of incumbent and nominee directors except where one or more such directors clearly appear to have failed to exercise reasonable judgment. FMR will also generally withhold authority for the election of all directors or directors on responsible committees if:

1.  An Anti-Takeover Provision was introduced, an Anti-Takeover Provision was extended, or a new Anti-Takeover Provision was adopted upon the expiration of an existing Anti-Takeover Provision, without shareholder approval except as set forth below.

With respect to Poison Pills, however, FMR will consider not withholding authority on the election of directors if all of the following conditions are met when a Poison Pill is introduced, extended, or adopted:

a.  The Poison Pill includes a Sunset Provision of less than five years;

b.  The Poison Pill includes a mechanism to allow shareholders to consider a bona fide takeover offer for all outstanding shares without triggering the Poison Pill;

c.  The Poison Pill is linked to a business strategy that will result in greater value for the shareholders; and

d.  Shareholder approval is required to reinstate the Poison Pill upon expiration.

FMR will also consider not withholding authority on the election of directors when:

e.  FMR determines that the Poison Pill was narrowly tailored to protect a specific tax benefit, and subject to an evaluation of its likelihood to enhance long-term economic returns or maximize long-term shareholder value; or

f.  One or more of the conditions a. through d. above are not met if a board is willing to strongly consider seeking shareholder ratification of, or adding above conditions noted a. and b. to an existing Poison Pill. In such a case, if the company does not take appropriate action prior to the next annual shareholder meeting, FMR will withhold authority on the election of directors.

2.  The company refuses, upon request by FMR, to amend the Poison Pill to allow Fidelity to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

3.  Within the last year and without shareholder approval, a company's board of directors or compensation committee has repriced outstanding options, exchanged outstanding options for equity, or tendered cash for outstanding options.

4.  Within the last year and without shareholder approval, a company's board of directors or compensation committee has adopted or extended a Golden Parachute.

5.  The company has not adequately addressed concerns communicated by FMR in the process of discussing executive compensation.

6.  To gain FMR's support on a proposal, the company made a commitment to modify a proposal or practice to conform to the Guidelines and the company has failed to act on that commitment.

7.  The director attended fewer than 75% of the aggregate number of meetings of the board or its committees on which the director served during the company's prior fiscal year, absent extenuating circumstances.

8.  The board is not composed of a majority of independent directors.

B.  Contested Director Election

FMR believes that strong management creates long-term shareholder value and we generally support management of companies in which the funds' assets are invested. FMR will vote on a case-by-case basis in contested director elections, taking into account factors such as management's track record and strategic plan for enhancing shareholder value; the long-term performance of the target company compared to its industry peers; the qualifications of the shareholder's and management's nominees; and other factors. Ultimately, FMR will vote for the outcome it believes has the best prospects for maximizing shareholder value over the long term.

C.  Indemnification

FMR will generally vote in favor of charter and by-law amendments expanding the indemnification of directors and/or limiting their liability for breaches of care unless FMR is otherwise dissatisfied with the performance of management or the proposal is accompanied by Anti-Takeover Provisions.

D.  Independent Chairperson

FMR will generally vote against shareholder proposals calling for or recommending the appointment of a non-executive or independent chairperson. However, FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, appointment of a non-executive or independent chairperson appears likely to further the interests of shareholders and to promote effective oversight of management by the board of directors.

E.  Majority Director Elections

FMR will generally vote in favor of proposals calling for directors to be elected by an affirmative majority of votes cast in a board election, provided that the proposal allows for plurality voting standard in the case of contested elections (i.e., where there are more nominees than board seats). FMR may consider voting against such shareholder proposals where a company's board has adopted an alternative measure, such as a director resignation policy, that provides a meaningful alternative to the majority voting standard and appropriately addresses situations where an incumbent director fails to receive the support of a majority of the votes cast in an uncontested election.

F.  Proxy Access

FMR will generally vote against management and shareholder proposals to adopt proxy access.

IV.  Compensation

A.  Executive Compensation

1.  Advisory votes on executive compensation

a.  FMR will generally vote for proposals to ratify executive compensation unless such compensation appears misaligned with shareholder interests or otherwise problematic, taking into account:

(i) The actions taken by the board or compensation committee in the previous year, including whether the company repriced or exchanged outstanding stock options without shareholder approval; adopted or extended a Golden Parachute without shareholder approval; or adequately addressed concerns communicated by FMR in the process of discussing executive compensation;

(ii) The alignment of executive compensation and company performance relative to peers; and

(iii) The structure of the compensation program, including factors such as whether incentive plan metrics are appropriate, rigorous and transparent; whether the long-term element of the compensation program is evaluated over at least a three-year period; the sensitivity of pay to below median performance; the amount and nature of non-performance-based compensation; the justification and rationale behind paying discretionary bonuses; the use of stock ownership guidelines and amount of executive stock ownership; and how well elements of compensation are disclosed.

b.  FMR will generally vote against proposals to ratify Golden Parachutes.

2.  Frequency of advisory vote on executive compensation

FMR will generally support annual advisory votes on executive compensation.

B.  Equity award plans (including stock options, restricted stock awards, and other stock awards).

FMR will generally vote against equity award plans or amendments to authorize additional shares under such plans if:

1.  (a) The company's average three year burn rate is greater than 1.5% for a Large-Capitalization Company, 2.5% for a Small-Capitalization Company or 3.5% for a Micro-Capitalization Company; and (b) there were no circumstances specific to the company or the plans that lead FMR to conclude that the burn rate is acceptable.

2.  In the case of stock option plans, (a) the offering price of options is less than 100% of fair market value on the date of grant, except that the offering price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus; (b) the plan's terms allow repricing of underwater options; or (c) the board/committee has repriced options outstanding under the plan in the past two years without shareholder approval.

3.  The plan includes an Evergreen Provision.

4.  The plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur.

C.  Equity Exchanges and Repricing

FMR will generally vote in favor of a management proposal to exchange, reprice or tender for cash, outstanding options if the proposed exchange, repricing, or tender offer is consistent with the interests of shareholders, taking into account such factors as:

1.  Whether the proposal excludes senior management and directors;

2.  Whether the exchange or repricing proposal is value neutral to shareholders based upon an acceptable pricing model;

3.  The company's relative performance compared to other companies within the relevant industry or industries;

4.  Economic and other conditions affecting the relevant industry or industries in which the company competes; and

5.  Any other facts or circumstances relevant to determining whether an exchange or repricing proposal is consistent with the interests of shareholders.

D.  Employee Stock Purchase Plans

FMR will generally vote in favor of employee stock purchase plans if the minimum stock purchase price is equal to or greater than 85% of the stock's fair market value and the plan constitutes a reasonable effort to encourage broad based participation in the company's equity. In the case of non-U.S. company stock purchase plans, FMR may permit a lower minimum stock purchase price equal to the prevailing "best practices" in the relevant non-U.S. market, provided that the minimum stock purchase price must be at least 75% of the stock's fair market value.

E.  Employee Stock Ownership Plans (ESOPs)

FMR will generally vote in favor of non-leveraged ESOPs. For leveraged ESOPs, FMR may examine the company's state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for the ESOP, and number of shares held by insiders. FMR may also examine where the ESOP shares are purchased and the dilution effect of the purchase. FMR will generally vote against leveraged ESOPs if all outstanding loans are due immediately upon change in control.

F.  Bonus Plans and Tax Deductibility Proposals

FMR will generally vote in favor of cash and stock incentive plans that are submitted for shareholder approval in order to qualify for favorable tax treatment under Section 162(m) of the Internal Revenue Code, provided that the plan includes well defined and appropriate performance criteria, and with respect to any cash component, that the maximum award per participant is clearly stated and is not unreasonable or excessive.

V.  Anti-Takeover Provisions

FMR will generally vote against a proposal to adopt or approve the adoption of an Anti-Takeover Provision unless:

A.  The Poison Pill either:

1.  Includes the following features:

a.  A Sunset Provision of no greater than five years;

b.  Linked to a business strategy that is expected to result in greater value for the shareholders;

c.  Requires shareholder approval to be reinstated upon expiration or if amended;

d.  Contains a mechanism to allow shareholders to consider a bona fide takeover offer for all outstanding shares without triggering the Poison Pill; and

e.  Allows the Fidelity® Funds to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities; or

2.  Has been narrowly tailored to protect a specific tax benefit, and subject to an evaluation of its likelihood to enhance long-term economic returns or maximize long-term shareholder value.

B.  It is an anti-Greenmail proposal that does not include other Anti-Takeover Provisions; or

C.  It is a fair price amendment that considers a two-year price history or less.

FMR will generally vote in favor of proposals to eliminate Anti-Takeover Provisions unless:

D.  In the case of proposals regarding shareholders' rights to call special meetings, FMR generally will vote against each proposal if the threshold required to call a special meeting is less than 25% of the outstanding stock.

E.  In the case of proposals regarding shareholders' right to act by written consent, FMR will generally vote against each proposal if it does not include appropriate mechanisms for implementation including, among other things, that at least 25% of the outstanding stock request that the company establish a record date determining which shareholders are entitled to act and that consents be solicited from all shareholders.

F.  In the case of proposals regarding supermajority provisions, FMR may vote to support such a provision when FMR determines that it may protect minority shareholder interests due to the presence of a substantial or dominant shareholder.

VI.  Capital Structure/Incorporation

A.  Increases in Common Stock

FMR will generally vote against a provision to increase a company's common stock if such increase will result in a total number of authorized shares greater than three times the current number of outstanding and scheduled to be issued shares, including stock options, except in the case of real estate investment trusts, where an increase that will result in a total number of authorized shares up to five times the current number of outstanding and scheduled to be issued shares is generally acceptable.

B.  Reverse Stock Splits

FMR will generally vote in favor of reverse stock splits as long as the post-split authorized shares is no greater than three times the post-split number of outstanding and scheduled to be issued shares, including stock awards, or in the case of real estate investment trusts the number of post-split authorized shares is not greater than five times the post-split number of outstanding and scheduled to be issued shares.

C.  Multi-Class Share Structures

FMR will generally vote in favor of proposals to recapitalize multi-class share structures into structures that provide equal voting rights for all shareholders, and will generally vote against proposals to introduce classes of stock with differential voting rights. However, FMR will evaluate all such proposals in the context of their likelihood to enhance long-term economic returns or maximize long-term shareholder value.

D.  Cumulative Voting Rights

FMR will generally vote against the introduction and in favor of the elimination of cumulative voting rights.

E.  Acquisition or Business Combination Statutes

FMR will generally vote in favor of proposed amendments to a company's certificate of incorporation or by-laws that enable the company to opt out of the control shares acquisition or business combination statutes.

F.  Incorporation or Reincorporation in Another State or Country

FMR will generally vote for management proposals calling for, or recommending that, a portfolio company reincorporate in another state or country if, on balance, the economic and corporate governance factors in the proposed jurisdiction appear reasonably likely to be better aligned with shareholder interests, taking into account the corporate laws of the current and proposed jurisdictions and any changes to the company's current and proposed governing documents. FMR will consider supporting such shareholder proposals in limited cases if, based upon particular facts and circumstances, remaining incorporated in the current jurisdiction appears misaligned with shareholder interests.

VII.  Shares of Investment Companies

A.  When a Fidelity® Fund invests in an underlying Fidelity® Fund with public shareholders, an exchange traded fund (ETF), or non-affiliated fund, FMR will vote in the same proportion as all other voting shareholders of such underlying fund or class ("echo voting"). FMR may choose not to vote if "echo voting" is not operationally feasible.

B.  Certain Fidelity® Funds may invest in shares of underlying Fidelity® Funds that do not have public shareholders. For Fidelity® Funds without public shareholders that are managed by FMR or an affiliate, FMR will generally vote in favor of proposals recommended by the underlying funds' Board of Trustees.

VIII.  Other

A.  Voting Process

FMR will generally vote in favor of proposals to adopt confidential voting and independent vote tabulation practices.

B.  Regulated Industries

Voting of shares in securities of any regulated industry (e.g. U.S. banking) organization shall be conducted in a manner consistent with conditions that may be specified by the industry's regulator (e.g. the Federal Reserve Board) for a determination under applicable law (e.g. federal banking law) that no fund or group of funds has acquired control of such organization.

To view a fund's proxy voting record for the most recent 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the SEC's web site at www.sec.gov.

DISTRIBUTION SERVICES

Each fund has entered into a distribution agreement with FDC, an affiliate of FMRC and FMR. The principal business address of FDC is 100 Salem Street, Smithfield, Rhode Island 02917. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the funds, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMRC or FMR.

The Trustees have approved a Distribution and Service Plan with respect to shares of each fund (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow shares of the funds, FMRC, and/or FMR to incur certain expenses that might be considered to constitute indirect payment by the funds of distribution expenses.

Under each Plan, if the payment of management fees by the Fidelity Freedom® Funds to FMRC, or the payment of administration fees by FMRC to FMR out of the management fees, is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. Each Plan specifically recognizes that FMRC or FMR may use its past profits or its other resources to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Fidelity Freedom® Fund shares and/or shareholder support services. In addition, each Plan provides that FMRC or FMR, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees has authorized such payments for the Fidelity Freedom® Funds.

Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the fund and its shareholders. In particular, the Trustees noted that each Plan does not authorize payments by shares of the fund other than those made to FMRC under its management contract with the fund. To the extent that each Plan gives FMRC, FMR, and FDC greater flexibility in connection with the distribution of shares, additional sales of shares or stabilization of cash flows may result. Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.

FDC or an affiliate may compensate, or upon direction make payments for certain retirement plan expenses to intermediaries. A number of factors are considered in determining whether to pay these additional amounts. Such factors may include, without limitation, the level or type of services provided by the intermediary, the level or expected level of assets or sales of shares, and other factors. In addition to such payments, FDC or an affiliate may offer other incentives such as sponsorship of educational or client seminars relating to current products and issues, payments or reimbursements for travel and related expenses associated with due diligence trips that an intermediary may undertake in order to explore possible business relationships with affiliates of FDC, and/or payments of costs and expenses associated with attendance at seminars, including travel, lodging, entertainment, and meals. Certain of the payments described above may be significant to an intermediary. As permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, FDC or an affiliate may pay or allow other incentives or payments to intermediaries.

A fund's transfer agent or an affiliate may also make payments and reimbursements from its own resources to certain intermediaries (who may be affiliated with the transfer agent) for providing recordkeeping and administrative services to plan participants or for providing other services to retirement plans. Please see "Transfer and Service Agent Agreements" in this SAI for more information.

FDC or an affiliate may also make payments to banks, broker-dealers and other service-providers (who may be affiliated with FDC) for distribution-related activities and/or shareholder services. If you have purchased shares of a fund through an investment professional, please speak with your investment professional to learn more about any payments his or her firm may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

Any of the payments described in this section may represent a premium over payments made by other fund families. Investment professionals may have an added incentive to sell or recommend a fund over others offered by competing fund families, or retirement plan sponsors may take these payments into account when deciding whether to include a fund as a plan investment option.

TRANSFER AND SERVICE AGENT AGREEMENTS

Each fund has entered into a transfer agent agreement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMRC and FMR, which is located at 245 Summer Street, Boston, Massachusetts 02210. Under the terms of the agreements, FIIOC (or an agent, including an affiliate) performs transfer agency services.

For providing transfer agency services, FIIOC receives no fees from a fund; however, each underlying Fidelity® fund pays its respective transfer agent (either FIIOC or an affiliate of FIIOC) fees based, in part, on the number of positions in and assets of a fund invested in such underlying Fidelity® fund.

FIIOC may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, maintaining fund positions with low balances, checkwriting, wire transactions, and providing historical account research.

FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Fund shares may be owned by intermediaries for the benefit of their customers. In those instances, a fund may not maintain an account for shareholders, and some or all of the recordkeeping services for these accounts may be performed by third parties. FIIOC or an affiliate may make payments to intermediaries (including affiliates of FIIOC) for recordkeeping and other services.

Retirement plans may also hold fund shares in the name of the plan or its trustee, rather than the plan participant. In situations where FIIOC or an affiliate does not provide recordkeeping services, plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the funds, may, upon direction, be paid for providing recordkeeping services to plan participants. Payments may also be made, upon direction, for other plan expenses. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

In certain situations where FIIOC or an affiliate provides recordkeeping services to a retirement plan, payments may be made to pay for plan expenses. The amount of such payments may be based on investments in particular Fidelity® funds, or may be fixed for a given period of time. Upon direction, payments may be made to plan sponsors, or at the direction of plan sponsors, third parties, for expenses incurred in connection with the plan. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

Each fund has entered into a service agent agreement with FSC, an affiliate of FMRC and FMR (or an agent, including an affiliate). Each fund has also entered into a securities lending administration agreement with FSC. Under the terms of the agreements, FSC calculates the NAV and dividends for shares, maintains each fund's portfolio and general accounting records, and administers each fund's securities lending program.

For providing pricing and bookkeeping services, FSC receives a monthly fee based on each fund's average daily net assets throughout the month.

For administering each fund's securities lending program, FSC is paid based on the number and duration of individual securities loans.

FMR bears the cost of pricing and bookkeeping services and administration of the securities lending program under the terms of its administration agreements with FMRC.

DESCRIPTION OF THE TRUST

Trust Organization. Fidelity Freedom® Income Fund, Fidelity Freedom® 2005 Fund, Fidelity Freedom® 2010 Fund, Fidelity Freedom® 2015 Fund, Fidelity Freedom® 2020 Fund, Fidelity Freedom® 2025 Fund, Fidelity Freedom® 2030 Fund, Fidelity Freedom® 2035 Fund, Fidelity Freedom® 2040 Fund, Fidelity Freedom® 2045 Fund, Fidelity Freedom® 2050 Fund, Fidelity Freedom® 2055 Fund, and Fidelity Freedom® 2060 Fund are funds of Fidelity Aberdeen Street Trust, an open-end management investment company created under an initial trust instrument dated June 20, 1991. Currently, there are 53 funds offered in Fidelity Aberdeen Street Trust: Fidelity Advisor Freedom® Income Fund, Fidelity Advisor Freedom® 2005 Fund, Fidelity Advisor Freedom® 2010 Fund, Fidelity Advisor Freedom® 2015 Fund, Fidelity Advisor Freedom® 2020 Fund, Fidelity Advisor Freedom® 2025 Fund, Fidelity Advisor Freedom® 2030 Fund, Fidelity Advisor Freedom® 2035 Fund, Fidelity Advisor Freedom® 2040 Fund, Fidelity Advisor Freedom® 2045 Fund, Fidelity Advisor Freedom® 2050 Fund, Fidelity Advisor Freedom® 2055 Fund, Fidelity Advisor Freedom® 2060 Fund, Fidelity® Four-in-One Index Fund, Fidelity Freedom® Income Fund, Fidelity Freedom® 2005 Fund, Fidelity Freedom® 2010 Fund, Fidelity Freedom® 2015 Fund, Fidelity Freedom® 2020 Fund, Fidelity Freedom® 2025 Fund, Fidelity Freedom® 2030 Fund, Fidelity Freedom® 2035 Fund, Fidelity Freedom® 2040 Fund, Fidelity Freedom® 2045 Fund, Fidelity Freedom® 2050 Fund, Fidelity Freedom® 2055 Fund, Fidelity Freedom® 2060 Fund, Fidelity Freedom® Index Income Fund, Fidelity Freedom® Index 2005 Fund, Fidelity Freedom® Index 2010 Fund, Fidelity Freedom® Index 2015 Fund, Fidelity Freedom® Index 2020 Fund, Fidelity Freedom® Index 2025 Fund, Fidelity Freedom® Index 2030 Fund, Fidelity Freedom® Index 2035 Fund, Fidelity Freedom® Index 2040 Fund, Fidelity Freedom® Index 2045 Fund, Fidelity Freedom® Index 2050 Fund, Fidelity Freedom® Index 2055 Fund, Fidelity Freedom® Index 2060 Fund, Fidelity Freedom K® Income Fund, Fidelity Freedom K® 2005 Fund, Fidelity Freedom K® 2010 Fund, Fidelity Freedom K® 2015 Fund, Fidelity Freedom K® 2020 Fund, Fidelity Freedom K® 2025 Fund, Fidelity Freedom K® 2030 Fund, Fidelity Freedom K® 2035 Fund, Fidelity Freedom K® 2040 Fund, Fidelity Freedom K® 2045 Fund, Fidelity Freedom K® 2050 Fund, Fidelity Freedom K® 2055 Fund, and Fidelity Freedom K® 2060 Fund. The Trustees are permitted to create additional funds in the trust and to create additional classes of the funds.

The assets of the trust received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in the trust shall be charged with the liabilities and expenses attributable to such fund. Any general expenses of the trust shall be allocated between or among any one or more of its funds.

Shareholder Liability. The trust is a statutory trust organized under Delaware law. Delaware law provides that, except to the extent otherwise provided in the Trust Instrument, shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit organized under the general corporation law of Delaware. The courts of some states, however, may decline to apply Delaware law on this point. The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust. The Trust Instrument provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Trust Instrument further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

The Trust Instrument provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Trust Instrument also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and a fund is unable to meet its obligations. FMRC believes that, in view of the above, the risk of personal liability to shareholders is extremely remote.

Voting Rights. Each fund's capital consists of shares of beneficial interest. Shareholders are entitled to one vote for each dollar of net asset value they own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund, and by class.

The shares have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.

The trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. Generally, the merger of the trust or a fund or a class with another operating mutual fund or the sale of all or a portion of the assets of the trust or a fund or a class to another operating mutual fund requires approval by a vote of shareholders of the trust or the fund or the class. However, the Trustees may, without prior shareholder approval, authorize a transfer of all assets of a Fidelity Freedom® Fund into Fidelity Freedom® Income Fund, or any successor thereto, or reorganize or terminate the trust or a fund or a class. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

Custodians. JPMorgan Chase Bank, 270 Park Avenue, New York, New York, is custodian of the assets of Fidelity Freedom® 2060 Fund. The Bank of New York Mellon, 1 Wall Street, New York, New York, is custodian of the assets of Fidelity Freedom® Income Fund, Fidelity Freedom® 2005 Fund, Fidelity Freedom® 2010 Fund, Fidelity Freedom® 2015 Fund, Fidelity Freedom® 2020 Fund, Fidelity Freedom® 2025 Fund, Fidelity Freedom® 2030 Fund, Fidelity Freedom® 2035 Fund, Fidelity Freedom® 2040 Fund, Fidelity Freedom® 2045 Fund, Fidelity Freedom® 2050 Fund, and Fidelity Freedom® 2055 Fund. Each custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. The Bank of New York Mellon, headquartered in New York, also may serve as special purpose custodian of certain assets of taxable funds in connection with repurchase agreement transactions. JPMorgan Chase Bank, headquartered in New York, also may serve as special purpose custodian of certain assets of taxable funds in connection with repurchase agreement transactions.

FMR, its officers and directors, its affiliated companies, Members of the Advisory Board (if any), and Members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of each fund's adviser, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.

Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP, 101 Seaport Boulevard, Boston, Massachusetts, independent registered public accounting firm, audits financial statements for each fund and provides other audit, tax, and related services.

FUND HOLDINGS INFORMATION

Each fund views holdings information as sensitive and limits its dissemination. The Board authorized FMR to establish and administer guidelines for the dissemination of fund holdings information, which may be amended at any time without prior notice. FMR's Disclosure Policy Committee (comprising executive officers of FMR) evaluates disclosure policy with the goal of serving a fund's best interests by striking an appropriate balance between providing information about a fund's portfolio and protecting a fund from potentially harmful disclosure. The Board reviews the administration and modification of these guidelines and receives reports from the funds' chief compliance officer periodically.

Each fund will provide a full list of holdings on www.fidelity.com (i) monthly, 30 days after the month-end, and (ii) quarterly, 15 days after the quarter-end.

Unless otherwise indicated, this information will be available on the web site until updated for the next applicable period.

A fund may also from time to time provide or make available to the Board or third parties upon request specific fund level performance attribution information and statistics. Third parties may include fund shareholders or prospective fund shareholders, members of the press, consultants, and ratings and ranking organizations.

The Use of Holdings In Connection With Fund Operations. Material non-public holdings information may be provided as part of the activities associated with managing Fidelity® funds to: entities which, by explicit agreement or by virtue of their respective duties to the fund, are required to maintain the confidentiality of the information disclosed; other parties if legally required; or persons FMR believes will not misuse the disclosed information. These entities, parties, and persons include, but are not limited to: a fund's trustees; a fund's manager, its sub-advisers, if any, and their affiliates whose access persons are subject to a code of ethics (including portfolio managers of affiliated funds of funds); contractors who are subject to a confidentiality agreement; a fund's auditors; a fund's custodians; proxy voting service providers; financial printers; pricing service vendors; broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities; securities lending agents; counsel to a fund or its Independent Trustees; regulatory authorities; stock exchanges and other listing organizations; parties to litigation; third parties in connection with a bankruptcy proceeding relating to a fund holding; and third parties who have submitted a standing request to a money market fund for daily holdings information. Non-public holdings information may also be provided to an issuer regarding the number or percentage of its shares that are owned by a fund and in connection with redemptions in kind.

Other Uses Of Holdings Information. In addition, each fund may provide material non-public holdings information to (i) third parties that calculate information derived from holdings for use by FMR or its affiliates, (ii) ratings and rankings organizations, and (iii) an investment adviser, trustee, or their agents to whom holdings are disclosed for due diligence purposes or in anticipation of a merger involving a fund. Each individual request is reviewed by the Disclosure Policy Committee which must find, in its sole discretion that, based on the specific facts and circumstances, the disclosure appears unlikely to be harmful to a fund. Entities receiving this information must have in place control mechanisms to reasonably ensure or otherwise agree that, (a) the holdings information will be kept confidential, (b) no employee shall use the information to effect trading or for their personal benefit, and (c) the nature and type of information that they, in turn, may disclose to third parties is limited. FMR relies primarily on the existence of non-disclosure agreements and/or control mechanisms when determining that disclosure is not likely to be harmful to a fund.

At this time, the entities receiving information described in the preceding paragraph are: Factset Research Systems Inc. (full or partial fund holdings daily, on the next business day); Standard & Poor's Ratings Services (full holdings weekly (generally as of the previous Friday), generally 5 business days thereafter); MSCI Inc. and certain affiliates (full or partial fund holdings daily, on the next business day); and Barclays Capital Inc. (full holdings daily, on the next business day).

FMR, its affiliates, or the funds will not enter into any arrangements with third parties from which they derive consideration for the disclosure of material non-public holdings information. If, in the future, such an arrangement is desired, prior Board approval would be sought and any such arrangements would be disclosed in the funds' SAI.

There can be no assurance that the funds' policies and procedures with respect to disclosure of fund portfolio holdings will prevent the misuse of such information by individuals and firms that receive such information.

FINANCIAL STATEMENTS

Each fund's financial statements and financial highlights for the fiscal year ended March 31, 2016, and report of the independent registered public accounting firm, are included in the fund's annual report and are incorporated herein by reference. Total annual operating expenses as shown in the prospectus fee table may differ from the ratios of expenses to average net assets in the financial highlights because total annual operating expenses as shown in the prospectus fee table include any acquired fund fees and expenses, whereas the ratios of expenses in the financial highlights do not, except to the extent any acquired fund fees and expenses relate to an entity, such as a wholly-owned subsidiary, with which a fund's financial statements are consolidated. Acquired funds include other investment companies (such as central funds or other underlying funds) in which a fund has invested, if and to the extent it is permitted to do so. Total annual operating expenses in the prospectus fee table and the financial highlights do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception from the definition of "investment company" provided by section 3(c)(1) or 3(c)(7) of the 1940 Act.

APPENDIX

Fidelity Freedom, Fidelity Investments & Pyramid Design, Fidelity, Fidelity Advisor Freedom, and Fidelity Freedom K are registered service marks of FMR LLC. © 2016 FMR LLC. All rights reserved.

Any third-party marks that may appear above are the marks of their respective owners.

Fidelity Aberdeen Street Trust
Post-Effective Amendment No. 78

PART C. OTHER INFORMATION

Item 28.

Exhibits

(a)

Amended and Restated Trust Instrument, dated July 16, 2009, is incorporated herein by reference to Exhibit (a) of Post-Effective Amendment No. 49.

(b)

Bylaws of the Trust, as amended and dated April 23, 2009, are incorporated herein by reference to Exhibit (b) of Fidelity Oxford Street Trust’s (File No. 002-77909) Post-Effective Amendment No. 62.

(c)

Not applicable.

(d)

(1)

Amended and Restated Management Contract, dated October 1, 2015, between Fidelity Advisor Freedom 2005 Fund and FMR Co., Inc., is incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment No. 76.

(2)

Amended and Restated Management Contract, dated October 1, 2015, between Fidelity Advisor Freedom 2010 Fund and FMR Co., Inc., is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 76.

(3)

Amended and Restated Management Contract, dated October 1, 2015, between Fidelity Advisor Freedom 2015 Fund and FMR Co., Inc., is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 76.

(4)

Amended and Restated Management Contract, dated October 1, 2015, between Fidelity Advisor Freedom 2020 Fund and FMR Co., Inc., incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 76.

(5)

Amended and Restated Management Contract, dated October 1, 2015, between Fidelity Advisor Freedom 2025 Fund and FMR Co., Inc., is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 76.

(6)

Amended and Restated Management Contract, dated October 1, 2015, between Fidelity Advisor Freedom 2030 Fund and FMR Co., Inc., is incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 76.

(7)

Amended and Restated Management Contract, dated October 1, 2015, between Fidelity Advisor Freedom 2035 Fund and FMR Co., Inc., is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 76.

(8)

Amended and Restated Management Contract, dated October 1, 2015, between Fidelity Advisor Freedom 2040 Fund and FMR Co., Inc., is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 76.

(9)

Amended and Restated Management Contract, dated October 1, 2015, between Fidelity Advisor Freedom 2045 Fund and FMR Co., Inc., is incorporated herein by reference to Exhibit (d)(9) of Post-Effective Amendment No. 76.

(10)

Amended and Restated Management Contract, dated October 1, 2015, between Fidelity Advisor Freedom 2050 Fund and FMR Co., Inc., is incorporated herein by reference to Exhibit (d)(10) of Post-Effective Amendment No. 76.

(11)

Amended and Restated Management Contract, dated October 1, 2015, between Fidelity Advisor Freedom 2055 Fund and FMR Co., Inc., is incorporated herein by reference to Exhibit (d)(11) of Post-Effective Amendment No. 76.

(12)

Amended and Restated Management Contract, dated October 1, 2015, between Fidelity Advisor Freedom 2060 Fund and FMR Co., Inc., is incorporated herein by reference to Exhibit (d)(12) of Post-Effective Amendment No. 76.

(13)

Amended and Restated Management Contract, dated October 1, 2015, between Fidelity Advisor Freedom Income Fund and FMR Co., Inc., is incorporated herein by reference to Exhibit (d)(13) of Post-Effective Amendment No. 76.

(14)

Amended and Restated Management Contract, dated October 1, 2015, between Fidelity Freedom 2005 Fund and FMR Co., Inc., is incorporated herein by reference to Exhibit (d)(14) of Post-Effective Amendment No. 76.

(15)

Amended and Restated Management Contract, dated October 1, 2015, between Fidelity Freedom 2010 Fund and FMR Co., Inc., is incorporated herein by reference to Exhibit (d)(15) of Post-Effective Amendment No. 76.

(16)

Amended and Restated Management Contract, dated October 1, 2015, between Fidelity Freedom 2015 Fund and FMR Co., Inc., is incorporated herein by reference to Exhibit (d)(16) of Post-Effective Amendment No. 76.

(17)

Amended and Restated Management Contract, dated October 1, 2015, between Fidelity Freedom 2020 Fund and FMR Co., Inc., is incorporated herein by reference to Exhibit (d)(17) of Post-Effective Amendment No. 76.

(18)

Amended and Restated Management Contract, dated October 1, 2015, between Fidelity Freedom 2025 Fund and FMR Co., Inc., is incorporated herein by reference to Exhibit (d)(18) of Post-Effective Amendment No. 76.

(19)

Amended and Restated Management Contract, dated October 1, 2015, between Fidelity Freedom 2030 Fund and FMR Co., Inc., is incorporated herein by reference to Exhibit (d)(19) of Post-Effective Amendment No. 76.

(20)

Amended and Restated Management Contract, dated October 1, 2015, between Fidelity Freedom 2035 Fund and FMR Co., Inc., is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 76.

(21)

Amended and Restated Management Contract, dated October 1, 2015, between Fidelity Freedom 2040 Fund and FMR Co., Inc., is incorporated herein by reference to Exhibit (d)(21) of Post-Effective Amendment No. 76.

(22)

Amended and Restated Management Contract, dated October 1, 2015, between Fidelity Freedom 2045 Fund and FMR Co., Inc., is incorporated herein by reference to Exhibit (d)(22) of Post-Effective Amendment No. 76.

(23)

Amended and Restated Management Contract, dated October 1, 2015, between Fidelity Freedom 2050 Fund and FMR Co., Inc., is incorporated herein by reference to Exhibit (d)(23) of Post-Effective Amendment No. 76.

(24)

Amended and Restated Management Contract, dated October 1, 2015, between Fidelity Freedom 2055 Fund and FMR Co., Inc., is incorporated herein by reference to Exhibit (d)(24) of Post-Effective Amendment No. 76.

(25)

Amended and Restated Management Contract, dated October 1, 2015, between Fidelity Freedom 2060 Fund and FMR Co., Inc., is incorporated herein by reference to Exhibit (d)(25) of Post-Effective Amendment No. 76.

(26)

Amended and Restated Management Contract, dated October 1, 2015, between Fidelity Freedom Income Fund and FMR Co., Inc., is incorporated herein by reference to Exhibit (d)(26) of Post-Effective Amendment No. 76.

(27)

Amended and Restated Management Contract, dated October 1, 2015, between Fidelity Freedom K Income Fund and FMR Co., Inc., is incorporated herein by reference to Exhibit (d)(27) of Post-Effective Amendment No. 76.

(28)

Amended and Restated Management Contract, dated October 1, 2015, between Fidelity Freedom K 2005 Fund and FMR Co., Inc., is incorporated herein by reference to Exhibit (d)(28) of Post-Effective Amendment No. 76.

(29)

Amended and Restated Management Contract, dated October 1, 2015, between Fidelity Freedom K 2010 Fund and FMR Co., Inc., is incorporated herein by reference to Exhibit (d)(29) of Post-Effective Amendment No. 76.

(30)

Amended and Restated Management Contract, dated October 1, 2015, between Fidelity Freedom K 2015 Fund and FMR Co., Inc., is incorporated herein by reference to Exhibit (d)(30) of Post-Effective Amendment No. 76.

(31)

Amended and Restated Management Contract, dated October 1, 2015, between Fidelity Freedom K 2020 Fund and FMR Co., Inc., is incorporated herein by reference to Exhibit (d)(31) of Post-Effective Amendment No. 76.

(32)

Amended and Restated Management Contract, dated October 1, 2015, between Fidelity Freedom K 2025 Fund and FMR Co., Inc., is incorporated herein by reference to Exhibit (d)(32) of Post-Effective Amendment No. 76.

(33)

Amended and Restated Management Contract, dated October 1, 2015, between Fidelity Freedom K 2030 Fund and FMR Co., Inc., is incorporated herein by reference to Exhibit (d)(33) of Post-Effective Amendment No. 76.

(34)

Amended and Restated Management Contract, dated October 1, 2015, between Fidelity Freedom K 2035 Fund and FMR Co., Inc., is incorporated herein by reference to Exhibit (d)(34) of Post-Effective Amendment No. 76.

(35)

Amended and Restated Management Contract, dated October 1, 2015, between Fidelity Freedom K 2040 Fund and FMR Co., Inc., is incorporated herein by reference to Exhibit (d)(35) of Post-Effective Amendment No. 76.

(36)

Amended and Restated Management Contract, dated October 1, 2015, between Fidelity Freedom K 2045 Fund and FMR Co., Inc., is incorporated herein by reference to Exhibit (d)(36) of Post-Effective Amendment No. 76.

(37)

Amended and Restated Management Contract, dated October 1, 2015, between Fidelity Freedom K 2050 Fund and FMR Co., Inc., is incorporated herein by reference to Exhibit (d)(37) of Post-Effective Amendment No. 76.

(38)

Amended and Restated Management Contract, dated October 1, 2015, between Fidelity Freedom K 2055 Fund and FMR Co., Inc., is incorporated herein by reference to Exhibit (d)(38) of Post-Effective Amendment No. 76.

(39)

Amended and Restated Management Contract, dated October 1, 2015, between Fidelity Freedom K 2060 Fund and FMR Co., Inc., is incorporated herein by reference to Exhibit (d)(39) of Post-Effective Amendment No. 76.

(40)

Amended and Restated Management Contract, dated October 1, 2015, between Fidelity Freedom Index 2005 Fund and FMR Co., Inc., is incorporated herein by reference to Exhibit (d)(40) of Post-Effective Amendment No. 76.

(41)

Amended and Restated Management Contract, dated October 1, 2015, between Fidelity Freedom Index 2010 Fund and FMR Co., Inc., is incorporated herein by reference to Exhibit (d)(41) of Post-Effective Amendment No. 76.

(42)

Amended and Restated Management Contract, dated October 1, 2015, between Fidelity Freedom Index 2015 Fund and FMR Co., Inc., is incorporated herein by reference to Exhibit (d)(42) of Post-Effective Amendment No. 76.

(43)

Amended and Restated Management Contract, dated October 1, 2015, between Fidelity Freedom Index 2020 Fund and FMR Co., Inc., is incorporated herein by reference to Exhibit (d)(43) of Post-Effective Amendment No. 76.

(44)

Amended and Restated Management Contract, dated October 1, 2015, between Fidelity Freedom Index 2025 Fund and FMR Co., Inc., is incorporated herein by reference to Exhibit (d)(44) of Post-Effective Amendment No. 76.

(45)

Amended and Restated Management Contract, dated October 1, 2015, between Fidelity Freedom Index 2030 Fund and FMR Co., Inc., is incorporated herein by reference to Exhibit (d)(45) of Post-Effective Amendment No. 76.

(46)

Amended and Restated Management Contract, dated October 1, 2015, between Fidelity Freedom Index 2035 Fund and FMR Co., Inc., is incorporated herein by reference to Exhibit (d)(46) of Post-Effective Amendment No. 76.

(47)

Amended and Restated Management Contract, dated October 1, 2015, between Fidelity Freedom Index 2040 Fund and FMR Co., Inc., is incorporated herein by reference to Exhibit (d)(47) of Post-Effective Amendment No. 76.

(48)

Amended and Restated Management Contract, dated October 1, 2015, between Fidelity Freedom Index 2045 Fund and FMR Co., Inc., is incorporated herein by reference to Exhibit (d)(48) of Post-Effective Amendment No. 76.

(49)

Amended and Restated Management Contract, dated October 1, 2015, between Fidelity Freedom Index 2050 Fund and FMR Co., Inc., is incorporated herein by reference to Exhibit (d)(49) of Post-Effective Amendment No. 76.

(50)

Amended and Restated Management Contract, dated October 1, 2015, between Fidelity Freedom Index 2055 Fund and FMR Co., Inc., is incorporated herein by reference to Exhibit (d)(50) of Post-Effective Amendment No. 76.

(51)

Amended and Restated Management Contract, dated October 1, 2015, between Fidelity Freedom Index 2060 Fund and FMR Co., Inc., is incorporated herein by reference to Exhibit (d)(51) of Post-Effective Amendment No. 76.

(52)

Amended and Restated Management Contract, dated October 1, 2015, between Fidelity Freedom Index Income Fund and FMR Co., Inc., is incorporated herein by reference to Exhibit (d)(52) of Post-Effective Amendment No. 76.

(53)

Amended and Restated Management Contract, dated October 1, 2015, between Fidelity Four-in-One Index Fund and FMR Co., Inc., is incorporated herein by reference to Exhibit (d)(53) of Post-Effective Amendment No. 76.

(54)

Amended and Restated Administration Agreement, dated October 1, 2015, between FMR Co., Inc. and Fidelity Management & Research Company on behalf of Fidelity Advisor Freedom 2005 Fund is incorporated herein by reference to Exhibit (d)(54) of Post-Effective Amendment No. 76.

(55)

Amended and Restated Administration Agreement, dated October 1, 2015, between FMR Co., Inc. and Fidelity Management & Research Company on behalf of Fidelity Advisor Freedom 2010 Fund is incorporated herein by reference to Exhibit (d)(55) of Post-Effective Amendment No. 76.

(56)

Amended and Restated Administration Agreement, dated October 1, 2015, between FMR Co., Inc. and Fidelity Management & Research Company on behalf of Fidelity Advisor Freedom 2015 Fund is incorporated herein by reference to Exhibit (d)(56) of Post-Effective Amendment No. 76.

(57)

Amended and Restated Administration Agreement, dated October 1, 2015, between FMR Co., Inc. and Fidelity Management & Research Company on behalf of Fidelity Advisor Freedom 2020 Fund is incorporated herein by reference to Exhibit (d)(57) of Post-Effective Amendment No. 76.

(58)

Amended and Restated Administration Agreement, dated October 1, 2015, between FMR Co., Inc. and Fidelity Management & Research Company on behalf of Fidelity Advisor Freedom 2025 Fund is incorporated herein by reference to Exhibit (d)(58) of Post-Effective Amendment No. 76.

(59)

Amended and Restated Administration Agreement, dated October 1, 2015, between FMR Co., Inc. and Fidelity Management & Research Company on behalf of Fidelity Advisor Freedom 2030 Fund is incorporated herein by reference to Exhibit (d)(59) of Post-Effective Amendment No. 76.

(60)

Amended and Restated Administration Agreement, dated October 1, 2015, between FMR Co., Inc. and Fidelity Management & Research Company on behalf of Fidelity Advisor Freedom 2035 Fund is incorporated herein by reference to Exhibit (d)(60) of Post-Effective Amendment No. 76.

(61)

Amended and Restated Administration Agreement, dated October 1, 2015, between FMR Co., Inc. and Fidelity Management & Research Company on behalf of Fidelity Advisor Freedom 2040 Fund is incorporated herein by reference to Exhibit (d)(61) of Post-Effective Amendment No. 76.

(62)

Amended and Restated Administration Agreement, dated October 1, 2015, between FMR Co., Inc. and Fidelity Management & Research Company on behalf of Fidelity Advisor Freedom 2045 Fund is incorporated herein by reference to Exhibit (d)(62) of Post-Effective Amendment No. 76.

(63)

Amended and Restated Administration Agreement, dated October 1, 2015, between FMR Co., Inc. and Fidelity Management & Research Company on behalf of Fidelity Advisor Freedom 2050 Fund is incorporated herein by reference to Exhibit (d)(63) of Post-Effective Amendment No. 76.

(64)

Amended and Restated Administration Agreement, dated October 1, 2015, between FMR Co., Inc. and Fidelity Management & Research Company on behalf of Fidelity Advisor Freedom 2055 Fund is incorporated herein by reference to Exhibit (d)(64) of Post-Effective Amendment No. 76.

(65)

Amended and Restated Administration Agreement, dated October 1, 2015, between FMR Co., Inc. and Fidelity Management & Research Company on behalf of Fidelity Advisor Freedom 2060 Fund is incorporated herein by reference to Exhibit (d)(65) of Post-Effective Amendment No. 76.

(66)

Amended and Restated Administration Agreement, dated October 1, 2015, between FMR Co., Inc. and Fidelity Management & Research Company on behalf of Fidelity Advisor Freedom Income Fund is incorporated herein by reference to Exhibit (d)(66) of Post-Effective Amendment No. 76.

(67)

Amended and Restated Administration Agreement, dated October 1, 2015, between FMR Co., Inc. and Fidelity Management & Research Company on behalf of Fidelity Freedom 2005 Fund is incorporated herein by reference to Exhibit (d)(67) of Post-Effective Amendment No. 76.

(68)

Amended and Restated Administration Agreement, dated October 1, 2015, between FMR Co., Inc. and Fidelity Management & Research Company on behalf of Fidelity Freedom 2010 Fund is incorporated herein by reference to Exhibit (d)(68) of Post-Effective Amendment No. 76.

(69)

Amended and Restated Administration Agreement, dated October 1, 2015, between FMR Co., Inc. and Fidelity Management & Research Company on behalf of Fidelity Freedom 2015 Fund is  incorporated herein by reference to Exhibit (d)(69) of Post-Effective Amendment No. 76.

(70)

Amended and Restated Administration Agreement, dated October 1, 2015, between FMR Co., Inc. and Fidelity Management & Research Company on behalf of Fidelity Freedom 2020 Fund is incorporated herein by reference to Exhibit (d)(70) of Post-Effective Amendment No. 76.

(71)

Amended and Restated Administration Agreement, dated October 1, 2015, between FMR Co., Inc. and Fidelity Management & Research Company on behalf of Fidelity Freedom 2025 Fund is incorporated herein by reference to Exhibit (d)(71) of Post-Effective Amendment No. 76.

(72)

Amended and Restated Administration Agreement, dated October 1, 2015, between FMR Co., Inc. and Fidelity Management & Research Company on behalf of Fidelity Freedom 2030 Fund is incorporated herein by reference to Exhibit (d)(72) of Post-Effective Amendment No. 76.

(73)

Amended and Restated Administration Agreement, dated October 1, 2015, between FMR Co., Inc. and Fidelity Management & Research Company on behalf of Fidelity Freedom 2035 Fund is incorporated herein by reference to Exhibit (d)(73) of Post-Effective Amendment No. 76.

(74)

Amended and Restated Administration Agreement, dated October 1, 2015, between FMR Co., Inc. and Fidelity Management & Research Company on behalf of Fidelity Freedom 2040 Fund is incorporated herein by reference to Exhibit (d)(74) of Post-Effective Amendment No. 76.

(75)

Amended and Restated Administration Agreement, dated October 1, 2015, between FMR Co., Inc. and Fidelity Management & Research Company on behalf of Fidelity Freedom 2045 Fund is incorporated herein by reference to Exhibit (d)(75) of Post-Effective Amendment No. 76.

(76)

Amended and Restated Administration Agreement, dated October 1, 2015, between FMR Co., Inc. and Fidelity Management & Research Company on behalf of Fidelity Freedom 2050 Fund is incorporated herein by reference to Exhibit (d)(76) of Post-Effective Amendment No. 76.

(77)

Amended and Restated Administration Agreement, dated October 1, 2015, between FMR Co., Inc. and Fidelity Management & Research Company on behalf of Fidelity Freedom 2055 Fund is incorporated herein by reference to Exhibit (d)(77) of Post-Effective Amendment No. 76.

(78)

Amended and Restated Administration Agreement, dated October 1, 2015, between FMR Co., Inc. and Fidelity Management & Research Company on behalf of Fidelity Freedom 2060 Fund is incorporated herein by reference to Exhibit (d)(78) of Post-Effective Amendment No. 76.

(79)

Amended and Restated Administration Agreement, dated October 1, 2015, between FMR Co., Inc. and Fidelity Management & Research Company on behalf of Fidelity Freedom Income Fund is incorporated herein by reference to Exhibit (d)(79) of Post-Effective Amendment No. 76.

(80)

Amended and Restated Administration Agreement, dated October 1, 2015, between FMR Co., Inc. and Fidelity Management & Research Company on behalf of Fidelity Freedom K Income Fund is incorporated herein by reference to Exhibit (d)(80) of Post-Effective Amendment No. 76.

(81)

Amended and Restated Administration Agreement, dated October 1, 2015, between FMR Co., Inc. and Fidelity Management & Research Company on behalf of Fidelity Freedom K 2005 Fund is incorporated herein by reference to Exhibit (d)(81) of Post-Effective Amendment No. 76.

(82)

Amended and Restated Administration Agreement, dated October 1, 2015, between FMR Co., Inc. and Fidelity Management & Research Company on behalf of Fidelity Freedom K 2010 Fund is incorporated herein by reference to Exhibit (d)(82) of Post-Effective Amendment No. 76.

(83)

Amended and Restated Administration Agreement, dated October 1, 2015, between FMR Co., Inc. and Fidelity Management & Research Company on behalf of Fidelity Freedom K 2015 Fund is incorporated herein by reference to Exhibit (d)(83) of Post-Effective Amendment No. 76.

(84)

Amended and Restated Administration Agreement, dated October 1, 2015, between FMR Co., Inc. and Fidelity Management & Research Company on behalf of Fidelity Freedom K 2020 Fund is incorporated herein by reference to Exhibit (d)(84) of Post-Effective Amendment No. 76.

(85)

Amended and Restated Administration Agreement, dated October 1, 2015, between FMR Co., Inc. and Fidelity Management & Research Company on behalf of Fidelity Freedom K 2025 Fund is incorporated herein by reference to Exhibit (d)(85) of Post-Effective Amendment No. 76.

(86)

Amended and Restated Administration Agreement, dated October 1, 2015, between FMR Co., Inc. and Fidelity Management & Research Company on behalf of Fidelity Freedom K 2030 Fund is incorporated herein by reference to Exhibit (d)(86) of Post-Effective Amendment No. 76.

(87)

Amended and Restated Administration Agreement, dated October 1, 2015, between FMR Co., Inc. and Fidelity Management & Research Company on behalf of Fidelity Freedom K 2035 Fund is incorporated herein by reference to Exhibit (d)(87) of Post-Effective Amendment No. 76.

(88)

Amended and Restated Administration Agreement, dated October 1, 2015, between FMR Co., Inc. and Fidelity Management & Research Company on behalf of Fidelity Freedom K 2040 Fund is incorporated herein by reference to Exhibit (d)(88) of Post-Effective Amendment No. 76.

(89)

Amended and Restated Administration Agreement, dated October 1, 2015, between FMR Co., Inc. and Fidelity Management & Research Company on behalf of Fidelity Freedom K 2045 Fund is incorporated herein by reference to Exhibit (d)(89) of Post-Effective Amendment No. 76.

(90)

Amended and Restated Administration Agreement, dated October 1, 2015, between FMR Co., Inc. and Fidelity Management & Research Company on behalf of Fidelity Freedom K 2050 Fund is incorporated herein by reference to Exhibit (d)(90) of Post-Effective Amendment No. 76.

(91)

Amended and Restated Administration Agreement, dated October 1, 2015, between FMR Co., Inc. and Fidelity Management & Research Company on behalf of Fidelity Freedom K 2055 Fund is incorporated herein by reference to Exhibit (d)(91) of Post-Effective Amendment No. 76.

(92)

Amended and Restated Administration Agreement, dated October 1, 2015, between FMR Co., Inc. and Fidelity Management & Research Company on behalf of Fidelity Freedom K 2060 Fund is incorporated herein by reference to Exhibit (d)(92) of Post-Effective Amendment No. 76.

(93)

Amended and Restated Administration Agreement, dated October 1, 2015, between FMR Co., Inc. and Fidelity Management & Research Company on behalf of Fidelity Freedom Index 2005 Fund is incorporated herein by reference to Exhibit (d)(93) of Post-Effective Amendment No. 76.

(94)

Amended and Restated Administration Agreement, dated October 1, 2015, between FMR Co., Inc. and Fidelity Management & Research Company on behalf of Fidelity Freedom Index 2010 Fund is incorporated herein by reference to Exhibit (d)(94) of Post-Effective Amendment No. 76.

(95)

Amended and Restated Administration Agreement, dated October 1, 2015, between FMR Co., Inc. and Fidelity Management & Research Company on behalf of Fidelity Freedom Index 2015 Fund is incorporated herein by reference to Exhibit (d)(95) of Post-Effective Amendment No. 76.

(96)

Amended and Restated Administration Agreement, dated October 1, 2015, between FMR Co., Inc. and Fidelity Management & Research Company on behalf of Fidelity Freedom Index 2020 Fund is incorporated herein by reference to Exhibit (d)(96) of Post-Effective Amendment No. 76.

(97)

Amended and Restated Administration Agreement, dated October 1, 2015, between FMR Co., Inc. and Fidelity Management & Research Company on behalf of Fidelity Freedom Index 2025 Fund is incorporated herein by reference to Exhibit (d)(97) of Post-Effective Amendment No. 76.

(98)

Amended and Restated Administration Agreement, dated October 1, 2015, between FMR Co., Inc. and Fidelity Management & Research Company on behalf of Fidelity Freedom Index 2030 Fund is incorporated herein by reference to Exhibit (d)(98) of Post-Effective Amendment No. 76.

(99)

Amended and Restated Administration Agreement, dated October 1, 2015, between FMR Co., Inc. and Fidelity Management & Research Company on behalf of Fidelity Freedom Index 2035 Fund is incorporated herein by reference to Exhibit (d)(99) of Post-Effective Amendment No. 76.

(100)

Amended and Restated Administration Agreement, dated October 1, 2015, between FMR Co., Inc. and Fidelity Management & Research Company on behalf of Fidelity Freedom Index 2040 Fund is incorporated herein by reference to Exhibit (d)(100) of Post-Effective Amendment No. 76.

(101)

Amended and Restated Administration Agreement, dated October 1, 2015, between FMR Co., Inc. and Fidelity Management & Research Company on behalf of Fidelity Freedom Index 2045 Fund is incorporated herein by reference to Exhibit (d)(101) of Post-Effective Amendment No. 76.

(102)

Amended and Restated Administration Agreement, dated October 1, 2015, between FMR Co., Inc. and Fidelity Management & Research Company on behalf of Fidelity Freedom Index 2050 Fund is incorporated herein by reference to Exhibit (d)(102) of Post-Effective Amendment No. 76.

(103)

Amended and Restated Administration Agreement, dated October 1, 2015, between FMR Co., Inc. and Fidelity Management & Research Company on behalf of Fidelity Freedom Index 2055 Fund is incorporated herein by reference to Exhibit (d)(103) of Post-Effective Amendment No. 76.

(104)

Amended and Restated Administration Agreement, dated October 1, 2015, between FMR Co., Inc. and Fidelity Management & Research Company on behalf of Fidelity Freedom Index 2060 Fund is incorporated herein by reference to Exhibit (d)(104) of Post-Effective Amendment No. 76.

(105)

Amended and Restated Administration Agreement, dated October 1, 2015, between FMR Co., Inc. and Fidelity Management & Research Company on behalf of Fidelity Freedom Index Income Fund is incorporated herein by reference to Exhibit (d)(105) of Post-Effective Amendment No. 76.

(106)

Amended and Restated Administration Agreement, dated October 1, 2015, between FMR Co., Inc. and Fidelity Management & Research Company on behalf of Fidelity Four-in-One Index Fund is incorporated herein by reference to Exhibit (d)(106) of Post-Effective Amendment No. 76.

(e)

(1)

Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Aberdeen Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Advisor Freedom 2005 Fund, is incorporated herein by reference to Exhibit (e)(14) of Post-Effective Amendment No. 41.

(2)

Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Aberdeen Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Advisor Freedom 2010 Fund, is incorporated herein by reference to Exhibit (e)(15) of Post-Effective Amendment No. 41.

(3)

Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Aberdeen Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Advisor Freedom 2015 Fund, is incorporated herein by reference to Exhibit (e)(16) of Post-Effective Amendment No. 41.

(4)

Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Aberdeen Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Advisor Freedom 2020 Fund, is incorporated herein by reference to Exhibit (e)(17) of Post-Effective Amendment No. 41.

(5)

Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Aberdeen Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Advisor Freedom 2025 Fund, is incorporated herein by reference to Exhibit (e)(18) of Post-Effective Amendment No. 41.

(6)

Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Aberdeen Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Advisor Freedom 2030 Fund, is incorporated herein by reference to Exhibit (e)(19) of Post-Effective Amendment No. 41.

(7)

Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Aberdeen Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Advisor Freedom 2035 Fund, is incorporated herein by reference to Exhibit (e)(20) of Post-Effective Amendment No. 41.

(8)

Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Aberdeen Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Advisor Freedom 2040 Fund, is incorporated herein by reference to Exhibit (e)(21) of Post-Effective Amendment No. 41.

(9)

General Distribution Agreement, dated April 20, 2006, between Fidelity Aberdeen Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Advisor Freedom 2045 Fund, is incorporated herein by reference to Exhibit (e)(22) of Post-Effective Amendment No. 41.

(10)

General Distribution Agreement, dated April 20, 2006, between Fidelity Aberdeen Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Advisor Freedom 2050 Fund, is incorporated herein by reference to Exhibit (e)(23) of Post-Effective Amendment No. 41.

(11)

General Distribution Agreement, dated March 17, 2011, between Fidelity Aberdeen Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Advisor Freedom 2055 Fund, is incorporated herein by reference to Exhibit (e)(11) of Post-Effective Amendment No. 54.

(12)

General Distribution Agreement, dated May 15, 2014, between Fidelity Aberdeen Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Advisor Freedom 2060 Fund, is incorporated herein by reference to Exhibit (e)(12) of Post-Effective Amendment No. 68.

(13)

Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Aberdeen Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Advisor Freedom Income Fund, is incorporated herein by reference to Exhibit (e)(13) of Post-Effective Amendment No. 41.

(14)

Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Aberdeen Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Freedom 2005 Fund, is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 41.

(15)

Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Aberdeen Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Freedom 2010 Fund, is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 41.

(16)

Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Aberdeen Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Freedom 2015 Fund, is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 41.

(17)

Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Aberdeen Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Freedom 2020 Fund, is incorporated herein by reference to Exhibit (e)(6) of Post-Effective Amendment No. 41.

(18)

Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Aberdeen Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Freedom 2025 Fund, is incorporated herein by reference to Exhibit (e)(7) of Post-Effective Amendment No. 41.

(19)

Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Aberdeen Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Freedom 2030 Fund, is incorporated herein by reference to Exhibit (e)(8) of Post-Effective Amendment No. 41.

(20)

Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Aberdeen Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Freedom 2035 Fund, is incorporated herein by reference to Exhibit (e)(9) of Post-Effective Amendment No. 41.

(21)

Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Aberdeen Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Freedom 2040 Fund, is incorporated herein by reference to Exhibit (e)(10) of Post-Effective Amendment No. 41.

(22)

General Distribution Agreement, dated April 20, 2006, between Fidelity Aberdeen Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Freedom 2045 Fund, is incorporated herein by reference to Exhibit (e)(11) of Post-Effective Amendment No. 41.

(23)

General Distribution Agreement, dated April 20, 2006, between Fidelity Aberdeen Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Freedom 2050 Fund, is incorporated herein by reference to Exhibit (e)(12) of Post-Effective Amendment No. 41.

(24)

General Distribution Agreement, dated March 17, 2011, between Fidelity Aberdeen Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Freedom 2055 Fund, is incorporated herein by reference to Exhibit (e)(24) of Post-Effective Amendment No. 54.

(25)

General Distribution Agreement, dated May 15, 2014, between Fidelity Aberdeen Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Freedom 2060 Fund, is incorporated herein by reference to Exhibit (e)(26) of Post-Effective Amendment No. 68.

(26)

Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Aberdeen Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Freedom Income Fund, is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 41.

(27)

General Distribution Agreement, dated March 19, 2009, between Fidelity Aberdeen Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Freedom K Income Fund, is incorporated herein by reference to Exhibit (e)(24) of Post-Effective Amendment No. 45.

(28)

General Distribution Agreement, dated March 19, 2009, between Fidelity Aberdeen Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Freedom K 2005 Fund, is incorporated herein by reference to Exhibit (e)(26) of Post-Effective Amendment No. 45.

(29)

General Distribution Agreement, dated March 19, 2009, between Fidelity Aberdeen Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Freedom K 2010 Fund, is incorporated herein by reference to Exhibit (e)(27) of Post-Effective Amendment No. 45.

(30)

General Distribution Agreement, dated March 19, 2009, between Fidelity Aberdeen Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Freedom K 2015 Fund, is incorporated herein by reference to Exhibit (e)(28) of Post-Effective Amendment No. 45.

(31)

General Distribution Agreement, dated March 19, 2009, between Fidelity Aberdeen Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Freedom K 2020 Fund, is incorporated herein by reference to Exhibit (e)(29) of Post-Effective Amendment No. 45.

(32)

General Distribution Agreement, dated March 19, 2009, between Fidelity Aberdeen Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Freedom K 2025 Fund, is incorporated herein by reference to Exhibit (e)(30) of Post-Effective Amendment No. 45.

(33)

General Distribution Agreement, dated March 19, 2009, between Fidelity Aberdeen Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Freedom K 2030 Fund, is incorporated herein by reference to Exhibit (e)(31) of Post-Effective Amendment No. 45.

(34)

General Distribution Agreement, dated March 19, 2009, between Fidelity Aberdeen Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Freedom K 2035 Fund, is incorporated herein by reference to Exhibit (e)(32) of Post-Effective Amendment No. 45.

(35)

General Distribution Agreement, dated March 19, 2009, between Fidelity Aberdeen Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Freedom K 2040 Fund, is incorporated herein by reference to Exhibit (e)(33) of Post-Effective Amendment No. 45.

(36)

General Distribution Agreement, dated March 19, 2009, between Fidelity Aberdeen Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Freedom K 2045 Fund, is incorporated herein by reference to Exhibit (e)(34) of Post-Effective Amendment No. 45.

(37)

General Distribution Agreement, dated March 19, 2009, between Fidelity Aberdeen Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Freedom K 2050 Fund, is incorporated herein by reference to Exhibit (e)(35) of Post-Effective Amendment No. 45.

(38)

General Distribution Agreement, dated March 17, 2011, between Fidelity Aberdeen Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Freedom K 2055 Fund, is incorporated herein by reference to Exhibit (e)(38) of Post-Effective Amendment No. 54.

(39)

General Distribution Agreement, dated May 15, 2014, between Fidelity Aberdeen Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Freedom K 2060 Fund, is incorporated herein by reference to Exhibit (e)(41) of Post-Effective Amendment No. 68.

(40)

General Distribution Agreement, dated July 16, 2009, between Fidelity Aberdeen Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Freedom Index 2005 Fund, is incorporated herein by reference to Exhibit (e)(38) of Post-Effective Amendment No. 48.

(41)

General Distribution Agreement, dated July 16, 2009, between Fidelity Aberdeen Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Freedom Index 2010 Fund, is incorporated herein by reference to Exhibit (e)(39) of Post-Effective Amendment No. 48.

(42)

General Distribution Agreement, dated July 16, 2009, between Fidelity Aberdeen Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Freedom Index 2015 Fund, is incorporated herein by reference to Exhibit (e)(40) of Post-Effective Amendment No. 48.

(43)

General Distribution Agreement, dated July 16, 2009, between Fidelity Aberdeen Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Freedom Index 2020 Fund, is incorporated herein by reference to Exhibit (e)(41) of Post-Effective Amendment No. 48.

(44)

General Distribution Agreement, dated July 16, 2009, between Fidelity Aberdeen Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Freedom Index 2025 Fund, is incorporated herein by reference to Exhibit (e)(42) of Post-Effective Amendment No. 48.

(45)

General Distribution Agreement, dated July 16, 2009, between Fidelity Aberdeen Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Freedom Index 2030 Fund, is incorporated herein by reference to Exhibit (e)(43) of Post-Effective Amendment No. 48.

(46)

General Distribution Agreement, dated July 16, 2009, between Fidelity Aberdeen Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Freedom Index 2035 Fund, is incorporated herein by reference to Exhibit (e)(44) of Post-Effective Amendment No. 48.

(47)

General Distribution Agreement, dated July 16, 2009, between Fidelity Aberdeen Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Freedom Index 2040 Fund, is incorporated herein by reference to Exhibit (e)(45) of Post-Effective Amendment No. 48.

(48)

General Distribution Agreement, dated July 16, 2009, between Fidelity Aberdeen Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Freedom Index 2045 Fund, is incorporated herein by reference to Exhibit (e)(46) of Post-Effective Amendment No. 48.

(49)

General Distribution Agreement, dated July 16, 2009, between Fidelity Aberdeen Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Freedom Index 2050 Fund, is incorporated herein by reference to Exhibit (e)(47) of Post-Effective Amendment No. 48.

(50)

General Distribution Agreement, dated March 17, 2011, between Fidelity Aberdeen Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Freedom Index 2055 Fund, is incorporated herein by reference to Exhibit (e)(50) of Post-Effective Amendment No. 54.

(51)

General Distribution Agreement, dated May 15, 2014, between Fidelity Aberdeen Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Freedom Index 2060 Fund, is incorporated herein by reference to Exhibit (e)(54) of Post-Effective Amendment No. 68.

(52)

General Distribution Agreement, dated July 16, 2009, between Fidelity Aberdeen Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Freedom Index Income Fund, is incorporated herein by reference to Exhibit (e)(36) of Post-Effective Amendment No. 48.

(53)

General Distribution Agreement, dated April 29, 2013, between Fidelity Aberdeen Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Four-in-One Index Fund, is incorporated herein by reference to Exhibit (e)(52) of Post-Effective Amendment No. 57.

(54)

Form of Selling Dealer Agreement (most recently revised September 2010), is incorporated herein by reference to Exhibit (e)(5) of Fidelity Hereford Street Trust’s (File No. 033-52577) Post-Effective Amendment No. 37.

(55)

Form of Selling Dealer Agreement for Bank-Related Transactions (most recently revised April 2006), is incorporated herein by reference to Exhibit (e)(6) of Fidelity Hereford Street Trust’s (File No. 033-52577) Post-Effective Amendment No. 37.

(56)

Form of Bank Agency Agreement (most recently revised November 2014), is incorporated herein by reference to Exhibit (e)(7) of Fidelity Hereford Street Trust’s (File No. 033-52577) Post-Effective Amendment No. 37.

(f)

Amended and Restated Fee Deferral Plan of the Non-Interested Person Trustees of the Fidelity Fixed Income and Asset Allocation Funds, effective as of September 15, 1995, as amended and restated through January 1, 2010 is incorporated herein by reference to Exhibit (f) of Fidelity Fixed-Income Trust’s (currently known as Fidelity Salem Street Trust’s) (File No. 002-41839) Post-Effective Amendment No. 137.

(g)

(1)

Custodian Agreement, dated January 1, 2007, between The Bank of New York (currently known as The Bank of New York Mellon) and Fidelity Aberdeen Street Trust on behalf of Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund, Fidelity Advisor Freedom Income Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Freedom 2055 Fund, Fidelity Freedom Income Fund, Fidelity Freedom Index 2055 Fund, Fidelity Freedom K 2055 Fund and Fidelity Four-in-One Index Fund, are incorporated herein by reference to Exhibit (g)(1) of Fidelity Advisor Series IV’s (File No. 002-83672) Post-Effective Amendment No. 88.

(2)

Custodian Agreement, dated January 1, 2007, between JPMorgan Chase Bank, N.A. and Fidelity Aberdeen Street Trust on behalf of Fidelity Advisor Freedom 2060 Fund, Fidelity Freedom 2060 Fund, Fidelity Freedom K Income Fund, Fidelity Freedom K 2005 Fund, Fidelity Freedom K 2010 Fund, Fidelity Freedom K 2015 Fund, Fidelity Freedom K 2020 Fund, Fidelity Freedom K 2025 Fund, Fidelity Freedom K 2030 Fund, Fidelity Freedom K 2035 Fund, Fidelity Freedom K 2040 Fund, Fidelity Freedom K 2045 Fund, Fidelity Freedom K 2050 Fund, Fidelity Freedom K 2060 Fund, Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund, and Fidelity Freedom Index 2060 Fund are incorporated herein by reference to Exhibit (g)(2) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 72.

(h)

Not applicable.

(i)

Legal Opinion of Dechert LLP, dated May 23, 2016, is filed herein as Exhibit (i).

(j)

(1)

Consent of Deloitte & Touche LLP, dated May 25, 2016, is filed herein as Exhibit (j)(1).

(j)

(2)

Consent of PricewaterhouseCoopers LLP, dated May 23, 2016, is filed herein as Exhibit (j)(2).

(k)

Not applicable.

(l)

Not applicable.

(m)

(1)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2005 Fund: Class A is incorporated herein by reference to Exhibit (m)(1) of Post-Effective Amendment No. 76.

(2)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2005 Fund: Class T is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 76.

(3)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2005 Fund: Class B is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 76.

(4)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2005 Fund: Class C is incorporated herein by reference to Exhibit (m)(4) of Post-Effective Amendment No. 76.

(5)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2005 Fund: Class I is incorporated herein by reference to Exhibit (m)(5) of Post-Effective Amendment No. 76.

(6)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2010 Fund: Class A is incorporated herein by reference to Exhibit (m)(6) of Post-Effective Amendment No. 76.

(7)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2010 Fund: Class T is incorporated herein by reference to Exhibit (m)(7) of Post-Effective Amendment No. 76.

(8)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2010 Fund: Class B is incorporated herein by reference to Exhibit (m)(8) of Post-Effective Amendment No. 76.

(9)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2010 Fund: Class C is incorporated herein by reference to Exhibit (m)(9) of Post-Effective Amendment No. 76.

(10)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2010 Fund: Class I is incorporated herein by reference to Exhibit (m)(10) of Post-Effective Amendment No. 76.

(11)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2015 Fund: Class A is incorporated herein by reference to Exhibit (m)(11) of Post-Effective Amendment No. 76.

(12)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2015 Fund: Class T is incorporated herein by reference to Exhibit (m)(12) of Post-Effective Amendment No. 76.

(13)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2015 Fund: Class B is incorporated herein by reference to Exhibit (m)(13) of Post-Effective Amendment No. 76.

(14)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2015 Fund: Class C is incorporated herein by reference to Exhibit (m)(14) of Post-Effective Amendment No. 76.

(15)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2015 Fund: Class I is incorporated herein by reference to Exhibit (m)(15) of Post-Effective Amendment No. 76.

(16)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2020 Fund: Class A is incorporated herein by reference to Exhibit (m)(16) of Post-Effective Amendment No. 76.

(17)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2020 Fund: Class T is incorporated herein by reference to Exhibit (m)(17) of Post-Effective Amendment No. 76.

(18)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2020 Fund: Class B is incorporated herein by reference to Exhibit (m)(18) of Post-Effective Amendment No. 76.

(19)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2020 Fund: Class C is incorporated herein by reference to Exhibit (m)(19) of Post-Effective Amendment No. 76.

(20)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2020 Fund: Class I is incorporated herein by reference to Exhibit (m)(20) of Post-Effective Amendment No. 76.

(21)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2025 Fund: Class A is incorporated herein by reference to Exhibit (m)(21) of Post-Effective Amendment No. 76.

(22)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2025 Fund: Class T is incorporated herein by reference to Exhibit (m)(22) of Post-Effective Amendment No. 76.

(23)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2025 Fund: Class B is incorporated herein by reference to Exhibit (m)(23) of Post-Effective Amendment No. 76.

(24)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2025 Fund: Class C is incorporated herein by reference to Exhibit (m)(24) of Post-Effective Amendment No. 76.

(25)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2025 Fund: Class I is incorporated herein by reference to Exhibit (m)(25) of Post-Effective Amendment No. 76.

(26)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2030 Fund: Class A is incorporated herein by reference to Exhibit (m)(26) of Post-Effective Amendment No. 76.

(27)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2030 Fund: Class T is incorporated herein by reference to Exhibit (m)(27) of Post-Effective Amendment No. 76.

(28)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2030 Fund: Class B is incorporated herein by reference to Exhibit (m)(28) of Post-Effective Amendment No. 76.

(29)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2030 Fund: Class C is incorporated herein by reference to Exhibit (m)(29) of Post-Effective Amendment No. 76.

(30)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2030 Fund: Class I is incorporated herein by reference to Exhibit (m)(30) of Post-Effective Amendment No. 76.

(31)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2035 Fund: Class A is incorporated herein by reference to Exhibit (m)(31) of Post-Effective Amendment No. 76.

(32)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2035 Fund: Class T is incorporated herein by reference to Exhibit (m)(32) of Post-Effective Amendment No. 76.

(33)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2035 Fund: Class B is incorporated herein by reference to Exhibit (m)(33) of Post-Effective Amendment No. 76.

(34)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2035 Fund: Class C is incorporated herein by reference to Exhibit (m)(34) of Post-Effective Amendment No. 76.

(35)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2035 Fund: Class I is incorporated herein by reference to Exhibit (m)(35) of Post-Effective Amendment No. 76.

(36)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2040 Fund: Class A is incorporated herein by reference to Exhibit (m)(36) of Post-Effective Amendment No. 76.

(37)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2040 Fund: Class T is incorporated herein by reference to Exhibit (m)(37) of Post-Effective Amendment No. 76.

(38)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2040 Fund: Class B is incorporated herein by reference to Exhibit (m)(38) of Post-Effective Amendment No. 76.

(39)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2040 Fund: Class C is incorporated herein by reference to Exhibit (m)(39) of Post-Effective Amendment No. 76.

(40)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2040 Fund: Class I is incorporated herein by reference to Exhibit (m)(40) of Post-Effective Amendment No. 76.

(41)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2045 Fund: Class A is incorporated herein by reference to Exhibit (m)(41) of Post-Effective Amendment No. 76.

(42)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2045 Fund: Class T is incorporated herein by reference to Exhibit (m)(42) of Post-Effective Amendment No. 76.

(43)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2045 Fund: Class B is incorporated herein by reference to Exhibit (m)(43) of Post-Effective Amendment No. 76.

(44)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2045 Fund: Class C is incorporated herein by reference to Exhibit (m)(44) of Post-Effective Amendment No. 76.

(45)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2045 Fund: Class I is incorporated herein by reference to Exhibit (m)(45) of Post-Effective Amendment No. 76.

(46)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2050 Fund: Class A is incorporated herein by reference to Exhibit (m)(46) of Post-Effective Amendment No. 76.

(47)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2050 Fund: Class T is incorporated herein by reference to Exhibit (m)(47) of Post-Effective Amendment No. 76.

(48)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2050 Fund: Class B is incorporated herein by reference to Exhibit (m)(48) of Post-Effective Amendment No. 76.

(49)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2050 Fund: Class C is incorporated herein by reference to Exhibit (m)(49) of Post-Effective Amendment No. 76.

(50)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2050 Fund: Class I is incorporated herein by reference to Exhibit (m)(50) of Post-Effective Amendment No. 76.

(51)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2055 Fund: Class A is incorporated herein by reference to Exhibit (m)(51) of Post-Effective Amendment No. 76.

(52)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2055 Fund: Class T is incorporated herein by reference to Exhibit (m)(52) of Post-Effective Amendment No. 76.

(53)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2055 Fund: Class C is incorporated herein by reference to Exhibit (m)(53) of Post-Effective Amendment No. 76.

(54)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2055 Fund: Class I is incorporated herein by reference to Exhibit (m)(54) of Post-Effective Amendment No. 76.

(55)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2060 Fund: Class A is incorporated herein by reference to Exhibit (m)(55) of Post-Effective Amendment No. 76.

(56)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2060 Fund: Class T is incorporated herein by reference to Exhibit (m)(56) of Post-Effective Amendment No. 76.

(57)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2060 Fund: Class C is incorporated herein by reference to Exhibit (m)(57) of Post-Effective Amendment No. 76.

(58)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2060 Fund: Class I is incorporated herein by reference to Exhibit (m)(58) of Post-Effective Amendment No. 76.

(59)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom Income Fund: Class A is incorporated herein by reference to Exhibit (m)(59) of Post-Effective Amendment No. 76.

(60)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom Income Fund: Class T is incorporated herein by reference to Exhibit (m)(60) of Post-Effective Amendment No. 76.

(61)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom Income Fund: Class B is incorporated herein by reference to Exhibit (m)(61) of Post-Effective Amendment No. 76.

(62)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom Income Fund: Class C is incorporated herein by reference to Exhibit (m)(62) of Post-Effective Amendment No. 76.

(63)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom Income Fund: Class I is incorporated herein by reference to Exhibit (m)(63) of Post-Effective Amendment No. 76.

(64)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2005 Fund is incorporated herein by reference to Exhibit (m)(64) of Post-Effective Amendment No. 76.

(65)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2010 Fund is incorporated herein by reference to Exhibit (m)(65) of Post-Effective Amendment No. 76.

(66)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2015 Fund is incorporated herein by reference to Exhibit (m)(66) of Post-Effective Amendment No. 76.

(67)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2020 Fund is incorporated herein by reference to Exhibit (m)(67) of Post-Effective Amendment No. 76.

(68)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2025 Fund is incorporated herein by reference to Exhibit (m)(68) of Post-Effective Amendment No. 76.

(69)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2030 Fund is incorporated herein by reference to Exhibit (m)(69) of Post-Effective Amendment No. 76.

(70)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2035 Fund is incorporated herein by reference to Exhibit (m)(70) of Post-Effective Amendment No. 76.

(71)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2040 Fund is incorporated herein by reference to Exhibit (m)(71) of Post-Effective Amendment No. 76.

(72)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2045 Fund is incorporated herein by reference to Exhibit (m)(72) of Post-Effective Amendment No. 76.

(73)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2050 Fund is incorporated herein by reference to Exhibit (m)(73) of Post-Effective Amendment No. 76.

(74)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2055 Fund is incorporated herein by reference to Exhibit (m)(74) of Post-Effective Amendment No. 76.

(75)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2060 Fund is incorporated herein by reference to Exhibit (m)(75) of Post-Effective Amendment No. 76.

(76)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Income Fund is incorporated herein by reference to Exhibit (m)(76) of Post-Effective Amendment No. 76.

(77)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom K Income Fund is incorporated herein by reference to Exhibit (m)(77) of Post-Effective Amendment No. 76.

(78)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom K 2005 Fund is incorporated herein by reference to Exhibit (m)(78) of Post-Effective Amendment No. 76.

(79)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom K 2010 Fund is incorporated herein by reference to Exhibit (m)(79) of Post-Effective Amendment No. 76.

(80)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom K 2015 Fund is incorporated herein by reference to Exhibit (m)(80) of Post-Effective Amendment No. 76.

(81)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom K 2020 Fund is incorporated herein by reference to Exhibit (m)(81) of Post-Effective Amendment No. 76.

(82)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom K 2025 Fund is incorporated herein by reference to Exhibit (m)(82) of Post-Effective Amendment No. 76.

(83)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom K 2030 Fund is incorporated herein by reference to Exhibit (m)(83) of Post-Effective Amendment No. 76.

(84)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom K 2035 Fund is incorporated herein by reference to Exhibit (m)(84) of Post-Effective Amendment No. 76.

(85)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom K 2040 Fund is incorporated herein by reference to Exhibit (m)(85) of Post-Effective Amendment No. 76.

(86)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom K 2045 Fund is incorporated herein by reference to Exhibit (m)(86) of Post-Effective Amendment No. 76.

(87)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom K 2050 Fund is incorporated herein by reference to Exhibit (m)(87) of Post-Effective Amendment No. 76.

(88)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom K 2055 Fund is incorporated herein by reference to Exhibit (m)(88) of Post-Effective Amendment No. 76.

(89)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom K 2060 Fund is incorporated herein by reference to Exhibit (m)(89) of Post-Effective Amendment No. 76.

(90)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Index 2005 Fund: Fidelity Freedom Index 2005 Fund is incorporated herein by reference to Exhibit (m)(90) of Post-Effective Amendment No. 76.

(91)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Index 2005 Fund: Class W is incorporated herein by reference to Exhibit (m)(91) of Post-Effective Amendment No. 76.

(92)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Index 2010 Fund: Fidelity Freedom Index 2010 Fund is incorporated herein by reference to Exhibit (m)(92) of Post-Effective Amendment No. 76.

(93)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Index 2010 Fund: Class W is incorporated herein by reference to Exhibit (m)(93) of Post-Effective Amendment No. 76.

(94)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Index 2015 Fund: Fidelity Freedom Index 2015 Fund is incorporated herein by reference to Exhibit (m)(94) of Post-Effective Amendment No. 76.

(95)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Index 2015 Fund: Class W is incorporated herein by reference to Exhibit (m)(95) of Post-Effective Amendment No. 76.

(96)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Index 2020 Fund: Fidelity Freedom Index 2020 Fund is incorporated herein by reference to Exhibit (m)(96) of Post-Effective Amendment No. 76.

(97)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Index 2020 Fund: Class W is incorporated herein by reference to Exhibit (m)(97) of Post-Effective Amendment No. 76.

(98)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Index 2025 Fund: Fidelity Freedom Index 2025 Fund is incorporated herein by reference to Exhibit (m)(98) of Post-Effective Amendment No. 76.

(99)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Index 2025 Fund: Class W is incorporated herein by reference to Exhibit (m)(99) of Post-Effective Amendment No. 76.

(100)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Index 2030 Fund: Fidelity Freedom Index 2030 Fund is incorporated herein by reference to Exhibit (m)(100) of Post-Effective Amendment No. 76.

(101)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Index 2030 Fund: Class W is incorporated herein by reference to Exhibit (m)(101) of Post-Effective Amendment No. 76.

(102)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Index 2035 Fund: Fidelity Freedom Index 2035 Fund is incorporated herein by reference to Exhibit (m)(102) of Post-Effective Amendment No. 76.

(103)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Index 2035 Fund: Class W is incorporated herein by reference to Exhibit (m)(103) of Post-Effective Amendment No. 76.

(104)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Index 2040 Fund: Fidelity Freedom Index 2040 Fund is incorporated herein by reference to Exhibit (m)(104) of Post-Effective Amendment No. 76.

(105)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Index 2040 Fund: Class W is incorporated herein by reference to Exhibit (m)(105) of Post-Effective Amendment No. 76.

(106)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Index 2045 Fund: Fidelity Freedom Index 2045 Fund is incorporated herein by reference to Exhibit (m)(106) of Post-Effective Amendment No. 76.

(107)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Index 2045 Fund: Class W is incorporated herein by reference to Exhibit (m)(107) of Post-Effective Amendment No. 76.

(108)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Index 2050 Fund: Fidelity Freedom Index 2050 Fund is incorporated herein by reference to Exhibit (m)(108) of Post-Effective Amendment No. 76.

(109)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Index 2050 Fund: Class W is incorporated herein by reference to Exhibit (m)(109) of Post-Effective Amendment No. 76.

(110)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Index 2055 Fund: Fidelity Freedom Index 2055 Fund is incorporated herein by reference to Exhibit (m)(110) of Post-Effective Amendment No. 76.

(111)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Index 2055 Fund: Class W is incorporated herein by reference to Exhibit (m)(111) of Post-Effective Amendment No. 76.

(112)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Index 2060 Fund: Fidelity Freedom Index 2060 Fund is incorporated herein by reference to Exhibit (m)(112) of Post-Effective Amendment No. 76.

(113)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Index 2060 Fund: Class W is incorporated herein by reference to Exhibit (m)(113) of Post-Effective Amendment No. 76.

(114)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Index Income Fund: Fidelity Freedom Index Income Fund is incorporated herein by reference to Exhibit (m)(114) of Post-Effective Amendment No. 76.

(115)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Index Income Fund: Class W is incorporated herein by reference to Exhibit (m)(115) of Post-Effective Amendment No. 76.

(116)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Four-in-One Index Fund is incorporated herein by reference to Exhibit (m)(116) of Post-Effective Amendment No. 76.

(n)

(1)

Amended and Restated Multiple Class of Shares Plan pursuant to Rule 18f-3 for Fidelity Funds with Retail, Retirement and/or Advisor Classes, dated July 1, 2015, on behalf of Fidelity Aberdeen Street Trust on behalf of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund, Fidelity Advisor Freedom 2060 Fund, Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund, Fidelity Freedom Index 2055 Fund, and Fidelity Freedom Index 2060 Fund is incorporated herein by reference to Exhibit (n)(1) of Fidelity Salem Street Trust’s (File No. 002-41839) Post-Effective Amendment No. 288.

(2)

Schedule I (Fixed-Income), dated April 1, 2016, to the Amended and Restated Multiple Class of Shares Plan pursuant to Rule 18f-3 for Fidelity Funds with Retail, Retirement and/or Advisor Classes, dated July 1, 2015, on behalf of Fidelity Aberdeen Street Trust on behalf of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund, Fidelity Advisor Freedom 2060 Fund, Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund, Fidelity Freedom Index 2055 Fund, and Fidelity Freedom Index 2060 Fund is incorporated herein by reference to Exhibit (n)(2) of Fidelity Salem Street Trust’s (File No. 002-41839) Post-Effective Amendment No. 318.

(p)

The 2016 Code of Ethics, adopted by each fund, Fidelity Management & Research Company, FMR Co., Inc., and Fidelity Distributors Corporation pursuant to Rule 17j-1 is incorporated herein by reference to Exhibit (p)(1) of Fidelity Magellan Fund’s (File No. 002-21461) Post-Effective Amendment No. 73.

Item 29.

Trusts Controlled by or under Common Control with this Trust

The Board of Trustees of the Trust is the same as the board of other Fidelity funds, each of which has Fidelity Management & Research Company, or an affiliate, or Geode Capital Management LLC, as its investment adviser. In addition, the officers of the Trust are substantially identical to those of the other Fidelity funds. Nonetheless, the Trust takes the position that it is not under common control with other Fidelity funds because the power residing in the respective boards and officers arises as the result of an official position with the respective trusts.

Item 30.

Indemnification

Pursuant to Del. Code Ann. title 12 § 3817, a Delaware statutory trust may provide in its governing instrument for the indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article X, Section 10.02 of the Trust Instrument sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Trust shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee or officer and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, “disabling conduct”), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Trust Instrument, that the officer or trustee did not engage in disabling conduct.

Pursuant to Section 11 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Trust in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Issuer or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.

Pursuant to the agreement by which Fidelity Investments Institutional Operations Company, Inc. (“FIIOC”) is appointed transfer agent, the Registrant agrees to indemnify and hold FIIOC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:

(1)

any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names FIIOC and/or the Registrant as a party and is not based on and does not result from FIIOC’s willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FIIOC’s performance under the Transfer Agency Agreement; or

(2)

any claim, demand, action or suit (except to the extent contributed to by FIIOC’s willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from FIIOC’s acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of FIIOC’s acting in reliance upon advice reasonably believed by FIIOC to have been given by counsel for the Registrant, or as a result of FIIOC’s acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers or persons controlling the Registrant, the Registrant has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable.

Item 31.

Business and Other Connections of Investment Advisers

(1) FIDELITY MANAGEMENT & RESEARCH COMPANY (FMR)

FMR serves as investment adviser to a number of other investment companies. The directors and officers of the Adviser have held, during the past two fiscal years, the following positions of a substantial nature.

Abigail P. Johnson	Chairman of the Board of certain Trusts; Chairman of the Board and Director of FMR and FMRC; President, Chief Executive Officer (2014), Vice Chairman and Director of FMR LLC.

Peter S. Lynch	Vice Chairman and Director of FMR and FMRC and a member of the Advisory Board of funds advised by FMR.

William E. Dailey

Treasurer of FMR, FMRC, FMR H.K., and FIMM; Director of FMR Japan; Chief Financial Officer and Treasurer of SelectCo. Previously served as Treasurer of FMR Japan (2016); and Director (2015) and Treasurer (2016) FMR U.K.

Marc R. Bryant	Senior Vice President, Secretary and Chief Legal Officer of FMR and FMRC (2015); Secretary of FIMM and SelectCo (2015); Chief Legal Officer of FMR H.K. (2015), FMR Japan (2016) and FMR U.K. (2016).

John J. Remondi	Director of FMR, FMRC, FRAC, and FIMM; Director and Executive Vice President of FMR LLC.

Peter D. Stahl

Secretary of FDC, FMR LLC, and Strategic Advisers, Inc. (2015); Assistant Secretary of FMR, FMRC, FRAC, FIAM LLC (2015), FIMM, and SelectCo. Previously served as Secretary (2016) and Assistant Secretary (2016) of FMR Japan; Assistant Secretary (2014) of FMR U.K.; Assistant Secretary of Strategic Advisers, Inc. (2015).

Michael Whitaker	Compliance Officer of FMR (2014), FMRC (2014), and FIMM (2014).

Linda J. Wondrack	Chief Compliance Officer of FMR, FMRC, FMR H.K., FIMM, FIAM LLC, Strategic Advisers, Inc., and SelectCo. Previously served as Chief Compliance Officer of FMR Japan (2016) and FMR U.K. (2016).

(2) FMR CO., INC. (FMRC)

FMRC provides investment advisory services to Fidelity Management & Research Company. The directors and officers of the Adviser have held the following positions of a substantial nature during the past two fiscal years.

Abigail P. Johnson	Chairman of the Board of certain Trusts; Chairman of the Board and Director of FMR and FMRC; President, Chief Executive Officer (2014), Vice Chairman and Director of FMR LLC.

Brian B. Hogan	President of FMRC; Director of Fidelity SelectCo, LLC (2014) and FMR U.K. (2016).

Peter S. Lynch	Vice Chairman and Director of FMR and FMRC and member of the Advisory Board of funds advised by FMR.

William E. Dailey

Treasurer of FMR, FMRC, FMR H.K., and FIMM; Director of FMR Japan; Chief Financial Officer and Treasurer of SelectCo. Previously served as Treasurer of FMR Japan (2016); and Director (2015) and Treasurer (2016) FMR U.K.

Marc R. Bryant	Senior Vice President, Secretary and Chief Legal Officer of FMR and FMRC (2015); Secretary of FIMM and SelectCo (2015); Chief Legal Officer of FMR H.K. (2015), FMR Japan (2016) and FMR U.K. (2016).

John J. Remondi	Director of FMR, FMRC, FRAC, and FIMM; Director and Executive Vice President of FMR LLC.

Steven F. Schiffman	Treasurer of Strategic Advisers, Inc., FDC, and FMR LLC; Assistant Treasurer of FMRC, FRAC, and FIMM. Previously served as Assistant Treasurer of FMR Japan (2016) and FMR U.K. (2016).

Peter D. Stahl

Secretary of FDC, FMR LLC, and Strategic Advisers, Inc. (2015); Assistant Secretary of FMR, FMRC, FRAC, FIAM LLC (2015), FIMM, and SelectCo. Previously served as Secretary (2016) and Assistant Secretary (2016) of FMR Japan; Assistant Secretary (2014) of FMR U.K.; Assistant Secretary of Strategic Advisers, Inc. (2015).

Michael Whitaker	Compliance Officer of FMR (2014), FMRC (2014), and FIMM (2014).

Linda J. Wondrack	Chief Compliance Officer of FMR, FMRC, FMR H.K., FIMM, FIAM LLC, Strategic Advisers, Inc., and SelectCo. Previously served as Chief Compliance Officer of FMR Japan (2016) and FMR U.K. (2016).

Principal business addresses of the investment adviser, sub-advisers and affiliates.

Fidelity Management & Research Company (FMR)
245 Summer Street
Boston, MA 02210

FMR Co., Inc. (FMRC)
245 Summer Street
Boston, MA 02210

Fidelity Management & Research (Hong Kong) Limited (FMR H.K.)
Floor 19, 41 Connaught Road Central
Hong Kong

Fidelity Management & Research (Japan) Limited (FMR Japan)
245 Summer Street
Boston, MA 02210

FMR Investment Management (U.K.) Limited (FMR U.K.)
245 Summer Street
Boston, MA 02210

Fidelity Research & Analysis Company (FRAC)
245 Summer Street
Boston, MA 02210

Fidelity SelectCo, LLC (SelectCo)
1225 17th Street
Denver, CO 80202-5541

Fidelity Investments Money Management, Inc. (FIMM)
245 Summer Street
Boston, MA 02210

FIL Investment Advisors (FIA)
Pembroke Hall
42 Crow Lane
Pembroke HM19, Bermuda

FIL Investment Advisors (UK) Limited (FIA(UK))
Oakhill House,
130 Tonbridge Road,
Hildenborough, TN11 9DZ, United Kingdom

FIL Investments (Japan) Limited (FIJ)
Shiroyama Trust Tower
4-3-1, Toranomon, Minato-ku,
Tokyo 105-6019, Japan

Strategic Advisers, Inc.
245 Summer Street
Boston, MA 02210

FMR LLC
245 Summer Street
Boston, MA 02210

Fidelity Distributors Corporation (FDC)
100 Salem Street
Smithfield, RI 02917

Item 32.

Principal Underwriters

(a)

Fidelity Distributors Corporation (FDC) acts as distributor for all funds advised by FMR or an affiliate, as well as Fidelity Commodity Strategy Central Fund and Fidelity Series Commodity Strategy Fund.

(b)
Name and Principal	Positions and Offices	Positions and Offices
Business Address*	with Underwriter	with Fund
Robert F. Bachman	Executive Vice President (2015)	None
Scott Couto	President and Director	None
Lynne Goldman	Director (2014)	None
Eric C. Green	Assistant Treasurer (2016)	None
Natalie Kavanaugh	Chief Legal Officer	None
Jason J. Linde	Chief Compliance Officer (2016)	None
Michael Lyons	Chief Financial Officer (2015)	None
Brian C. McLain	Assistant Secretary	None
Steven Schiffman	Treasurer	None
Peter D. Stahl	Secretary	None

*  100 Salem Street, Smithfield, RI

(c)

Not applicable.

Item 33.

Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Fidelity Management & Research Company or Fidelity Investments Institutional Operations Company, Inc., 245 Summer Street, Boston, MA 02210, or the funds’ respective custodians, or special purpose custodian, as applicable, The Bank of New York Mellon, 1 Wall Street, New York, NY and JPMorgan Chase Bank, 270 Park Avenue, New York, NY.

Item 34.

Management Services

Not applicable.

Item 35.

Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 78 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 26th day of May, 2016.

Fidelity Aberdeen Street Trust

	By	/s/Stephanie J. Dorsey
||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||		Stephanie J. Dorsey, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)		(Title)	(Date)

/s/Stephanie J. Dorsey		President and Treasurer	May 26, 2016
Stephanie J. Dorsey		(Principal Executive Officer)

/s/Howard J. Galligan III		Chief Financial Officer	May 26, 2016
Howard J. Galligan III		(Principal Financial Officer)

/s/Abigail P. Johnson		Trustee	May 26, 2016
Abigail P. Johnson

/s/Elizabeth S. Acton	*	Trustee	May 26, 2016
Elizabeth S. Acton

/s/John Engler	*	Trustee	May 26, 2016
John Engler

/s/Albert R. Gamper, Jr.	*	Trustee	May 26, 2016
Albert R. Gamper, Jr.

/s/Robert F. Gartland	*	Trustee	May 26, 2016
Robert F. Gartland

/s/Arthur E. Johnson	*	Trustee	May 26, 2016
Arthur E. Johnson

/s/Michael E. Kenneally	*	Trustee	May 26, 2016
Michael E. Kenneally

/s/James H. Keyes	*	Trustee	May 26, 2016
James H. Keyes

/s/Marie L. Knowles	*	Trustee	May 26, 2016
Marie L. Knowles

*	By:	/s/Megan C. Johnson
Megan C. Johnson, pursuant to powers of attorney dated May 1, 2015 and filed herewith.

POWER OF ATTORNEY

We, the undersigned Directors or Trustees, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust

Fidelity Advisor Series II

Fidelity Advisor Series IV

Fidelity Boylston Street Trust

Fidelity California Municipal Trust

Fidelity California Municipal Trust II

Fidelity Central Investment Portfolios II LLC

Fidelity Charles Street Trust

Fidelity Colchester Street Trust

Fidelity Commonwealth Trust II

Fidelity Court Street Trust

Fidelity Court Street Trust II

Fidelity Garrison Street Trust

Fidelity Hereford Street Trust

Fidelity Income Fund

Fidelity Massachusetts Municipal Trust

Fidelity Merrimack Street Trust

Fidelity Money Market Trust

Fidelity Municipal Trust

Fidelity Municipal Trust II

Fidelity Newbury Street Trust

Fidelity New York Municipal Trust

Fidelity New York Municipal Trust II

Fidelity Oxford Street Trust

Fidelity Oxford Street Trust II

Fidelity Phillips Street Trust

Fidelity Revere Street Trust

Fidelity Salem Street Trust

Fidelity School Street Trust

Fidelity Union Street Trust

Fidelity Union Street Trust II

Variable Insurance Products Fund V

in addition to any other Fidelity Fund for which the undersigned individuals serve as Directors or Trustees (collectively, the “Funds”), hereby revoke all previous powers of attorney we have given to sign and otherwise act in our names and behalf in matters involving any investment company for which FMR or an affiliate acts as investment adviser and hereby constitute and appoint Thomas C. Bogle, Joseph R. Fleming, John V. O’Hanlon, Robert W. Helm, Megan C. Johnson, and Anthony H. Zacharski, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, or any successors thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements or any successors thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission.  We hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.  This power of attorney is effective for all documents filed on or after May 1, 2015.

WITNESS our hands on this first day of May 2015.

/s/Albert R. Gamper, Jr.	/s/Michael E. Kenneally
Albert R. Gamper, Jr.	Michael E. Kenneally
/s/Robert F. Gartland	/s/James H. Keyes
Robert F. Gartland	James H. Keyes
/s/Arthur E. Johnson	/s/Marie L. Knowles
Arthur E. Johnson	Marie L. Knowles

POWER OF ATTORNEY

I, the undersigned Directors or Trustees of the following investment companies:

Fidelity Aberdeen Street Trust

Fidelity Advisor Series IV

Fidelity Boylston Street Trust

Fidelity California Municipal Trust

Fidelity California Municipal Trust II

Fidelity Central Investment Portfolios II LLC

Fidelity Charles Street Trust

Fidelity Commonwealth Trust II

Fidelity Garrison Street Trust

Fidelity Hereford Street Trust

Fidelity Income Fund

Fidelity Massachusetts Municipal Trust

Fidelity Merrimack Street Trust

Fidelity Municipal Trust

Fidelity Municipal Trust II

Fidelity Newbury Street Trust

Fidelity New York Municipal Trust

Fidelity New York Municipal Trust II

Fidelity Oxford Street Trust

Fidelity Oxford Street Trust II

Fidelity Phillips Street Trust

Fidelity Revere Street Trust

Fidelity Salem Street Trust

Fidelity School Street Trust

Fidelity Union Street Trust

Fidelity Union Street Trust II

Variable Insurance Products Fund V

in addition to any other Fidelity Fund for which the undersigned individuals serve as Directors or Trustees (collectively, the “Funds”), hereby revoke all previous powers of attorney we have given to sign and otherwise act in our names and behalf in matters involving any investment company for which FMR or an affiliate acts as investment adviser and hereby constitute and appoint Thomas C. Bogle, Joseph R. Fleming, John V. O’Hanlon, Robert W. Helm, Megan C. Johnson, and Anthony H. Zacharski, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, or any successors thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements or any successors thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission.  We hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.  This power of attorney is effective for all documents filed on or after May 1, 2015.

WITNESS my hand on this first day of May 2015.

/s/Elizabeth S. Acton
Elizabeth S. Acton
/s/John Engler
John Engler

POWER OF ATTORNEY

I, the undersigned Secretary of the following investment companies:

Fidelity Aberdeen Street Trust

Fidelity Advisor Series I

Fidelity Advisor Series II

Fidelity Advisor Series IV

Fidelity Advisor Series VII

Fidelity Advisor Series VIII

Fidelity Beacon Street Trust

Fidelity Boylston Street Trust

Fidelity California Municipal Trust

Fidelity California Municipal Trust II

Fidelity Capital Trust

Fidelity Central Investment Portfolios LLC

Fidelity Central Investment Portfolios II LLC

Fidelity Charles Street Trust

Fidelity Colchester Street Trust

Fidelity Commonwealth Trust

Fidelity Commonwealth Trust II

Fidelity Concord Street Trust

Fidelity Congress Street Fund

Fidelity Contrafund

Fidelity Court Street Trust

Fidelity Court Street Trust II

Fidelity Covington Trust

Fidelity Destiny Portfolios

Fidelity Devonshire Trust

Fidelity Exchange Fund

Fidelity Financial Trust

Fidelity Garrison Street Trust

Fidelity Hanover Street Trust

Fidelity Hastings Street Trust

Fidelity Hereford Street Trust

Fidelity Income Fund

Fidelity Investment Trust

Fidelity Magellan Fund

Fidelity Massachusetts Municipal Trust

Fidelity Merrimack Street Trust

Fidelity Money Market Trust

Fidelity Mt. Vernon Street Trust

Fidelity Municipal Trust

Fidelity Municipal Trust II

Fidelity Newbury Street Trust

Fidelity New York Municipal Trust

Fidelity New York Municipal Trust II

Fidelity Oxford Street Trust

Fidelity Oxford Street Trust II

Fidelity Phillips Street Trust

Fidelity Puritan Trust

Fidelity Revere Street Trust

Fidelity Salem Street Trust

Fidelity School Street Trust

Fidelity Securities Fund

Fidelity Select Portfolios

Fidelity Summer Street Trust

Fidelity Trend Fund

Fidelity Union Street Trust

Fidelity Union Street Trust II

Variable Insurance Products Fund

Variable Insurance Products Fund II

Variable Insurance Products Fund III

Variable Insurance Products Fund IV

Variable Insurance Products Fund V

in addition to any other investment companies for which Fidelity Management & Research Company or an affiliate acts as investment adviser (collectively, the “Funds”), hereby severally constitute and appoint Robert W. Helm, John V. O’Hanlon, Thomas C. Bogle, Anthony H. Zacharski and Megan C. Johnson, each of them singly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacity, any and all representations with respect to the consistency of foreign language translation prospectuses with the original prospectuses filed in connection with the Post-Effective Amendments for the Funds as said attorneys-in-fact deem necessary or appropriate to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact, or their substitutes may do or cause to be done by virtue hereof.  This power of attorney is effective for all documents filed on or after September 16, 2015.

WITNESS my hand on this 16th day of September 2015.

/s/Marc Bryant
Marc Bryant